UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-03213

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215
 (Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 05-02-210R
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: December 31, 2022

Date of reporting period: January 1, 2022 through December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1).  The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR
§
270.30e-1).
(b)

(b)

Include a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Examples 42
Statements of Investments 45
Statements of Assets and Liabilities 62
Statements of Operations 70
Statements of Changes in Net Assets 74
Statements of Cash Flows 82
Financial Highlights 83
Notes to Financial Statements 92
Report of Independent Registered Public Accounting Firm 116
Supplemental Information 117
Management Information 121
Market Index Definitions 124

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Aggressive Fund
For the annual period ended December 31, 2022, the NVIT Investor Destinations Aggressive Fund Class II returned -18.89%
versus -15.93% for its benchmark, the Morningstar
®
Aggressive Target Risk Index. For broader comparison, the return for the
Fund's closest Morningstar
®
peer category, Allocation--85%+ Equity (consisting of 57 investments as of December 31, 2022), was
-17.85% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Emerging Markets Fund, Nationwide Multi-Cap Portfolio, and
the underlying NVIT International Index Fund which registered -24.60%, -20.75%, and -14.14% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation, and a slowdown in international equities. The Fund still holds these securities.
Most of the Fund’s 13 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Fidelity Money Market Fund, and the underlying iShares iBoxx $ Investment Grade Corporate Bond ETF returned
2.15%, 1.51%, and -18.01% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter having a negative return. The Fund still holds the money market fund and iShares, but no longer owns the Nationwide
Fixed Contract.
During Q2 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares iBoxx $ Investment
Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure.
During Q2 2022, the Nationwide Risk-Based US Equity ETF, TOBAM Max Diversification US Equity, and Nationwide Risk-Based
International Equity ETF were removed from the Fund as the ETFs themselves were liquidated.
During Q3 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT International Index Fund and adding to the Nationwide Multi-Cap Portfolio.
During Q4 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while at the same time continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

NVIT Investor Destinations Aggressive Fund - December 31, 2022 - Fund Commentary - 5
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 90.5%
Fixed Income Funds 8.9%
Money Market Fund 0.7%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 54.7%
NVIT International Index Fund, Class Y 17.3%
NVIT Mid Cap Index Fund, Class Y 9.3%
NVIT Emerging Markets Fund, Class Y 7.2%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 3.9%
NVIT Bond Index Fund, Class Y 3.7%
iShares 7-10 Year Treasury Bond ETF 1.1%
NVIT Small Cap Index Fund, Class Y 0.8%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 0.7%
iShares Core MSCI Emerging Markets ETF 0.5%
Other Holdings 0.8%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

6 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Aggressive Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (18.89)% 3.57% 7.41% 12/12/2001
Class P (18.77)% 3.74% 7.57% 4/30/2012
Morningstar
®
Aggressive
Target Risk Index (15.93)% 5.25% 8.38%
Expense Ratios
Expense
Ratio
^
Class II 0.91%
Class P 0.76%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Aggressive Fund - December 31, 2022 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Aggressive Fund versus performance of the Morningstar
®
Aggressive Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Moderately Aggressive Fund
For the annual period ended December 31, 2022, the NVIT Investor Destinations Moderately Aggressive Fund Class II returned
-18.28% versus -15.48% for its benchmark, the Morningstar
®
Moderately Aggressive Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--70% to 85% Equity (consisting of 142 investments as of
December 31, 2022), was -16.73% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Bond Index Fund, Nationwide Multi-Cap Portfolio, and the
underlying NVIT International Index Fund which registered -13.23%, -20.75%, and -14.14% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation, and a slowdown in international equities. The Fund still holds these securities.
Most of the Fund’s 13 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Fidelity Money Market Fund, and the underlying iShares iBoxx$ Investment Grade Corporate Bond ETF returned
2.15%, 1.51%, and -18.01% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter having a negative return. The Fund still holds the money market fund and iShares, but no longer owns the Nationwide
Fixed Contract.
During Q2 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares iBoxx$ Investment
Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure.
During Q2 2022, the Nationwide Risk-Based US Equity ETF, TOBAM Max Diversification US Equity, and Nationwide Risk-Based
International Equity ETF were removed from the Fund as the ETFs themselves were liquidated.
During Q3 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT International Index Fund and adding to the Nationwide Multi-Cap Portfolio.
During Q4 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while at the same time continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

NVIT Investor Destinations Moderately Aggressive Fund - December 31, 2022 - Fund Commentary - 9
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 80.8%
Fixed Income Funds 18.1%
Money Market Fund 1.2%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 50.8%
NVIT International Index Fund, Class Y 15.7%
NVIT Bond Index Fund, Class Y 11.4%
NVIT Mid Cap Index Fund, Class Y 6.1%
NVIT Emerging Markets Fund, Class Y 5.7%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 4.9%
iShares 7-10 Year Treasury Bond ETF 1.6%
iShares Core S&P Small-Cap ETF 1.3%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 1.2%
iShares Core MSCI Emerging Markets ETF 1.0%
Other Holdings 0.3%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

10 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Moderately Aggressive Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (18.28)% 3.23% 6.59% 12/12/2001
Class P (18.23)% 3.39% 6.74% 4/30/2012
Morningstar
®
Moderately
Aggressive Target Risk
Index (15.48)% 4.64% 7.31%
Expense Ratios
Expense
Ratio
^
Class II 0.87%
Class P 0.72%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Moderately Aggressive Fund - December 31, 2022 - Fund Commentary - 11
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderately Aggressive Fund
versus performance of the Morningstar
®
Moderately Aggressive Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Moderate Fund
For the annual period ended December 31, 2022, the NVIT Investor Destinations Moderate Fund Class II returned -16.55% versus
-14.77% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--50% to 70% Equity (consisting of 367 investments as of December 31, 2022), was
-15.51% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Bond Index Fund, Nationwide Multi-Cap Portfolio, and the
underlying NVIT International Index Fund which registered -13.23%, -20.75%, and -14.14% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation, and a slowdown in international equities. The Fund still holds these securities.
Most of the Fund’s 14 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Fidelity Money Market Fund, and the underlying iShares iBoxx$ Investment Grade Corporate Bond ETF returned
2.15%, 1.51%, and -18.01% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter having a negative return. The Fund still holds the money market fund and iShares, but no longer owns the Nationwide
Fixed Contract.
During Q2 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares iBoxx$ Investment
Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure.
During Q2 2022, the Nationwide Risk-Based US Equity ETF, TOBAM Max Diversification US Equity, and Nationwide Risk-Based
International Equity ETF were removed from the Fund as the ETFs themselves were liquidated.
During Q3 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT International Index Fund and adding to the Nationwide Multi-Cap Portfolio.
During Q4 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while at the same time continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

NVIT Investor Destinations Moderate Fund - December 31, 2022 - Fund Commentary - 13
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 60.8%
Fixed Income Funds 34.1%
Money Market Fund 5.1%
Repurchase Agreements 1.7%
Liabilities in excess of other assets (1.7)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 40.1%
NVIT Bond Index Fund, Class Y 19.3%
NVIT International Index Fund, Class Y 12.1%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 6.8%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 5.0%
NVIT Emerging Markets Fund, Class Y 4.7%
iShares 7-10 Year Treasury Bond ETF 2.9%
NVIT Mid Cap Index Fund, Class Y 1.9%
NVIT Short Term Bond Fund, Class Y 1.9%
iShares 20+ Year Treasury Bond ETF 1.1%
Other Holdings
#
4.2%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

14 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Moderate Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (16.55)% 2.44% 5.25% 12/12/2001
Class P (16.49)% 2.57% 5.40% 4/30/2012
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.82%
Expense Ratios
Expense
Ratio
^
Class II 0.86%
Class P 0.71%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Moderate Fund - December 31, 2022 - Fund Commentary - 15
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderate Fund versus performance of the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Moderately Conservative Fund
For the annual period ended December 31, 2022, the NVIT Investor Destinations Moderately Conservative Fund Class II returned
-14.39% versus -13.85% for its benchmark, the Morningstar
®
Moderately Conservative Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--30% to 50% Equity (consisting of 169 investments as of
December 31, 2022), was -14.56% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Bond Index Fund, Nationwide Multi-Cap Portfolio, and the
underlying Nationwide BNY Mellon Core Plus Bond ESG Fund which registered -13.23%, -20.75%, and -13.16% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s 16 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Fidelity Money Market Fund, and the underlying iShares iBoxx$ Investment Grade Corporate Bond ETF returned
2.15%, 1.51%, and -18.01% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter having a negative return. The Fund still holds the money market fund and iShares, but no longer owns the Nationwide
Fixed Contract.
During Q2 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares iBoxx$ Investment
Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure.
During Q2 2022, the Nationwide Risk-Based US Equity ETF, TOBAM Max Diversification US Equity, and Nationwide Risk-Based
International Equity ETF were removed from the Fund as the ETFs themselves were liquidated.
During Q3 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT International Index Fund and adding to the Nationwide Multi-Cap Portfolio.
During Q4 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while at the same time continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

NVIT Investor Destinations Moderately Conservative Fund - December 31, 2022 - Fund Commentary - 17
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 50.9%
Equity Funds 40.2%
Money Market Fund 8.9%
Repurchase Agreements 4.5%
Liabilities in excess of other assets (4.5)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 25.1%
NVIT Bond Index Fund, Class Y 24.6%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 8.7%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 8.5%
NVIT International Index Fund, Class Y 7.5%
NVIT Short Term Bond Fund, Class Y 5.2%
iShares 7-10 Year Treasury Bond ETF 3.7%
Nationwide Inflation-Protected Securities Fund,
Class R6 2.9%
iShares U.S. Treasury Bond ETF 1.9%
iShares Core MSCI Emerging Markets ETF 1.7%
Other Holdings
#
10.2%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

18 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Moderately Conservative Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (14.39)% 1.61% 3.76% 12/12/2001
Class P (14.34)% 1.75% 3.91% 4/30/2012
Morningstar
®
Moderately
Conservative Target Risk
Index (13.85)% 2.79% 4.31%
Expense Ratios
Expense
Ratio
^
Class II 0.84%
Class P 0.69%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Moderately Conservative Fund - December 31, 2022 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderately Conservative Fund
versus performance of the Morningstar
®
Moderately Conservative Target Risk Index over the 10-year period ended 12/31/22.
Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

20 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Conservative Fund
For the annual period ended December 31, 2022, the NVIT Investor Destinations Conservative Fund Class II returned -12.19%
versus -13.15% for its benchmark, the Morningstar
®
Conservative Target Risk Index. For broader comparison, the return for the
Fund's closest Morningstar
®
peer category, Allocation--15% to 30% Equity (consisting of 56 investments as of December 31,
2022), was -13.35% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the
Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Bond Index Fund, Nationwide Multi-Cap Portfolio, and the
underlying Nationwide BNY Mellon Core Plus Bond ESG Fund which registered -13.23%, -20.75%, and -13.16% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s 16 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Fidelity Money Market Fund, and the underlying NVIT Mid Cap Index Fund returned 2.15%, 1.51%, and -13.27%
respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter having a negative return. The Fund still holds the money market fund and NVIT Mid Cap Index Fund, but no longer owns the Nationwide Fixed
Contract.
During Q2 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares iBoxx$ Investment
Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure.
During Q2 2022, the Nationwide Risk-Based US Equity ETF, TOBAM Max Diversification US Equity, and Nationwide Risk-Based
International Equity ETF were removed from the Fund as the ETFs themselves were liquidated.
During Q3 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT International Index Fund and adding to the Nationwide Multi-Cap Portfolio.
During Q4 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while at the same time continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

NVIT Investor Destinations Conservative Fund - December 31, 2022 - Fund Commentary - 21
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 66.6%
Equity Funds 19.8%
Money Market Fund 13.6%
Repurchase Agreement 1.1%
Liabilities in excess of other assets (1.1)%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 30.3%
Nationwide Multi-Cap Portfolio, Class R6 13.8%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 13.4%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 10.9%
NVIT Short Term Bond Fund, Class Y 8.9%
iShares 7-10 Year Treasury Bond ETF 5.7%
Nationwide Inflation-Protected Securities Fund,
Class R6 5.0%
NVIT International Index Fund, Class Y 3.7%
iShares U.S. Treasury Bond ETF 2.8%
iShares 20+ Year Treasury Bond ETF 1.9%
Other Holdings
#
3.6%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

22 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Conservative Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (12.19)% 0.70% 2.22% 12/12/2001
Class P (12.04)% 0.86% 2.38% 4/30/2012
Morningstar
®
Conservative
Target Risk Index (13.15)% 1.38% 2.38%
Expense Ratios
Expense
Ratio
^
Class II 0.83%
Class P 0.68%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Conservative Fund - December 31, 2022 - Fund Commentary - 23
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Conservative Fund versus performance of the Morningstar
®
Conservative Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

24 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Balanced Fund
For the annual period ended December 31, 2022, the NVIT Investor Destinations Balanced Fund Class II returned -14.99% versus
-14.77% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--30% to 50% Equity (consisting of 169 investments as of December 31, 2022), was
-14.56% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Bond Index Fund, Nationwide Multi-Cap Portfolio, and the
underlying NVIT International Index Fund which registered -13.23%, -20.75%, and -14.14% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation, and a slowdown in international equities. The Fund still holds these securities.
Most of the Fund’s 15 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Fidelity Money Market Fund, and the underlying iShares iBoxx$ Investment Grade Corporate Bond ETF returned
2.15%, 1.51%, and -18.01% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter having a negative return. The Fund still holds the money market fund and iShares, but no longer owns the Nationwide
Fixed Contract.
During Q2 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares iBoxx $ Investment
Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure.
During Q2 2022, the Nationwide Risk-Based US Equity ETF, TOBAM Max Diversification US Equity, and Nationwide Risk-Based
International Equity ETF were removed from the Fund as the ETFs themselves were liquidated.
During Q3 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT International Index Fund and adding to the Nationwide Multi-Cap Portfolio.
During Q4 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while at the same time continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

NVIT Investor Destinations Balanced Fund - December 31, 2022 - Fund Commentary - 25
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 50.8%
Fixed Income Funds 41.3%
Money Market Fund 8.0%
Repurchase Agreements 1.7%
Liabilities in excess of other assets (1.8)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 32.9%
NVIT Bond Index Fund, Class Y 23.3%
NVIT International Index Fund, Class Y 9.9%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 7.9%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 7.8%
NVIT Short Term Bond Fund, Class Y 3.8%
NVIT Emerging Markets Fund, Class Y 3.6%
iShares 7-10 Year Treasury Bond ETF 3.2%
NVIT Mid Cap Index Fund, Class Y 1.8%
iShares U.S. Treasury Bond ETF 1.5%
Other Holdings
#
4.3%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

26 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Balanced Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (14.99)% 2.01% 4.45% 3/24/2009
Class P (14.84)% 2.19% 4.61% 4/30/2012
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.82%
Expense Ratios
Expense
Ratio
^
Class II 0.84%
Class P 0.69%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Balanced Fund - December 31, 2022 - Fund Commentary - 27
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Balanced Fund versus performance of the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

28 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Capital Appreciation Fund
For the annual period ended December 31, 2022, the NVIT Investor Destinations Capital Appreciation Fund Class II returned
-17.57% versus -14.77% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--50% to 70% Equity (consisting of 367 investments as of December 31,
2022), was -15.51% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the
Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Bond Index Fund, Nationwide Multi-Cap Portfolio, and the
underlying NVIT International Index Fund which registered -13.23%, -20.75%, and -14.14% respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve raised interest rates to combat high inflation, and a slowdown in international equities. The Fund still holds these securities.
Most of the Fund’s 14 underlying investments held during the reporting period posted negative returns. The underlying Nationwide
Fixed Contract, Fidelity Money Market Fund, and the underlying iShares iBoxx$ Investment Grade Corporate Bond ETF returned
2.15%, 1.51%, and -18.01% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter having a negative return. The Fund still holds the money market fund and iShares, but no longer owns the Nationwide
Fixed Contract.
During Q2 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares iBoxx$ Investment
Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure.
During Q2 2022, the Nationwide Risk-Based US Equity ETF, TOBAM Max Diversification US Equity, and Nationwide Risk-Based
International Equity ETF were removed from the Fund as the ETFs themselves were liquidated.
During Q3 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT International Index Fund and adding to the Nationwide Multi-Cap Portfolio.
During Q4 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while at the same time continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to:
stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); currency fluctuations, political risks, differences in accounting and limited availability of information (international securities); and derivatives risk (many derivatives create investment leverage and are highly volatile).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

NVIT Investor Destinations Capital Appreciation Fund - December 31, 2022 - Fund Commentary - 29
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 70.8%
Fixed Income Funds 26.8%
Money Market Fund 2.4%
Repurchase Agreements 1.4%
Liabilities in excess of other assets (1.4)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 46.2%
NVIT Bond Index Fund, Class Y 15.7%
NVIT International Index Fund, Class Y 14.0%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 4.9%
NVIT Emerging Markets Fund, Class Y 4.6%
NVIT Mid Cap Index Fund, Class Y 2.7%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 2.4%
NVIT Short Term Bond Fund, Class Y 1.9%
iShares 20+ Year Treasury Bond ETF 1.8%
iShares 7-10 Year Treasury Bond ETF 1.6%
Other Holdings
#
4.2%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

30 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Capital Appreciation Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (17.57)% 2.97% 6.00% 3/24/2009
Class P (17.50)% 3.12% 6.16% 4/30/2012
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.82%
Expense Ratios
Expense
Ratio
^
Class II 0.86%
Class P 0.71%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Capital Appreciation Fund - December 31, 2022 - Fund Commentary - 31
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Capital Appreciation Fund
versus performance of the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

32 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Managed Growth & Income Fund
For the annual period ended December 31, 2022, the NVIT Investor Destinations Managed Growth & Income Fund Class II
returned -14.17% versus -14.77% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison,
the return for the Fund's closest Morningstar
®
peer category, Allocation--30% to 50% Equity (consisting of 169 investments as of
December 31, 2022), was -14.56% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund seeks a high level of total return through investment in both equity and fixed income securities, consistent with preservation of capital. The Fund seeks to achieve its objective by investing 95% of its assets in a “core” sleeve consisting of the NVIT Investor
Destinations Balanced Fund, underlying investments (which have a target allocation of 50% equity and 50% fixed income) and the remaining 5% in a “volatility overlay” sleeve. A volatility management process is executed daily and determines whether the Fund should increase equity exposure or decrease equity exposure by buying or selling futures contracts tied to the S&P 500
®
Index,
S&P MidCap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index. These investments are made in proportion to the Fund’s underlying allocations to each of these equity Indexes. The volatility sleeve can increase the Fund’s equity exposure to 65% or decrease it to 0% as determined by the quantitative process that controls the overlay.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and Exchange-Traded Fund (“ETF”) investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk-off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Bond Index Fund, Nationwide Multi-Cap Portfolio, and the
underlying NVIT International Index Fund, which registered -13.23%, -20.75%, and -14.14%, respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve (“Fed”) raised interest rates to combat high inflation, and a slowdown in international equities. The Fund still holds these securities.
Most of the Fund’s fifteen underlying investments held during the reporting period posted negative returns. The underlying
Nationwide Fixed Contract, Fidelity Money Market Fund, and the underlying iShares iBoxx$ Investment Grade Corporate Bond
ETF returned 2.15%, 1.51%, and -18.01%, respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter having a negative return. The Fund still holds the money market fund and iShares, but no longer owns the Nationwide Fixed Contract.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2022. Broad market volatility (S&P 500
®
)
ranged between approximately 14% and 33%. The year began on the lower end of the volatility range, but it quickly rose in May and June reaching its highest marks of the year. This increased volatility was due to Russia’s invasion of Ukraine, the threat of a world energy crisis, rising inflation, and lockdowns in China as cases of the Omicron variant of COVID spiked all over the world. This provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Through the middle part of the year market volatility started to gradually trend lower before another big spike in November due to the collapse of cryptocurrency exchange, FTX, and concerns around the Fed’s interest rate policy before subsiding again in the month of December. Overall, the overlay sleeve reduced the Fund’s volatility and was a contributor to performance during the reporting period.
During Q2 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares iBoxx$ Investment
Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure.
During Q2 2022, the Nationwide Risk-Based US Equity ETF, TOBAM Max Diversification US Equity, and Nationwide Risk-Based
International Equity ETF were removed from the Fund as the ETFs themselves were liquidated.
During Q3 2022, the portfolio management team reduced their international exposure in favor of US equity by reducing the exposure to the NVIT International Index Fund and adding to the Nationwide Multi-Cap Portfolio.
During Q4 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while at the same time continuing to dampen portfolio volatility from rising interest rates.
During the period, there were no liquidity events that materially impacted performance, and the Fund did not hold derivatives.

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2022 - Fund Commentary - 33
Each of the following manages a portion (“sleeve”) of the Fund’s asset:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay Sleeve)
Portfolio Managers:
Chad W. Finefrock, CFA and Frederick N. Gwin, CFA
The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy.
The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss investment opportunities). Through its Volatility
Overlay, the Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

34 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Managed Growth & Income Fund
Asset Allocation
1
Equity Funds 49.2%
Fixed Income Funds 38.1%
Money Market Fund 7.4%
Repurchase Agreements 0.9%
Futures Contracts 0.3%
Other assets in excess of liabilities 4.1%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 33.0%
NVIT Bond Index Fund, Class Y 22.8%
NVIT International Index Fund, Class Y 11.4%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 7.7%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 7.7%
NVIT Short Term Bond Fund, Class Y 3.8%
NVIT Emerging Markets Fund, Class Y 3.6%
iShares 7-10 Year Treasury Bond ETF 3.2%
NVIT Mid Cap Index Fund, Class Y 1.8%
iShares U.S. Treasury Bond ETF 1.5%
Other Holdings
#
3.5%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2022 - Fund Commentary - 35
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (13.87)% 0.85% 2.60% 4/30/2014
Class II (14.17)% 0.58% 2.88% 4/30/2013
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.82%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.62% 0.57%
Class II 0.87% 0.82%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

36 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Managed Growth & Income Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Managed Growth & Income
Fund from inception through 12/31/22 versus performance of the Morningstar
®
Moderate Target Risk Index for the same period.
Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Managed Growth Fund - December 31, 2022 - Fund Commentary - 37
For the annual period ended December 31, 2022, the NVIT Investor Destinations Managed Growth Fund Class II returned -15.16%
versus -14.77% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--50% to 70% Equity (consisting of 367 investments as of December 31, 2022), was
-15.51% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
Consistent with the preservation of capital, the Fund seeks growth primarily and investment income secondarily. The Fund seeks to achieve its objective by investing 95% of its assets in a “core” sleeve consisting of the NVIT Investor Destinations Moderate
Fund, underlying investments (which have a target allocation of 60% equity and 40% fixed income) and the remaining 5% in a
“volatility overlay” sleeve. A volatility management process is executed daily and determines whether the Fund should increase equity exposure or decrease equity exposure by buying or selling futures contracts tied to the S&P 500
®
Index, S&P Midcap
400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index. These investments are made in proportion to the Fund’s underlying allocations to each of these equity indexes. The volatility sleeve can increase the Fund’s equity exposure to 80% or decrease it to
0% as determined by the quantitative process that controls the overlay.
The Fund’s return for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and Exchanged-Traded Fund (“ETF”) investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This increased volatility was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk-off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Bond Index Fund, Nationwide Multi-Cap Portfolio, and the
underlying NVIT International Index Fund, which registered -13.23%, -20.75%, and -14.14%, respectively, during the reporting period. The fixed income funds were all challenged by rising interest rates, as the Federal Reserve (“Fed”) raised interest rates to combat high inflation, and a slowdown in international equities. The Fund still holds these securities.
Most of the Fund’s fourteen underlying investments held during the reporting period posted negative returns. The underlying
Nationwide Fixed Contract, Fidelity Money Market Fund, and the iShares iBoxx$ Investment Grade Corporate Bond ETF returned
2.15%, 1.51%, and -18.01%, respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter having a negative return. The Fund still holds the money market fund and iShares, but no longer owns the Nationwide
Fixed Contract.
Through the overlay sleeve portion, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the
Fund buys or sells index futures contracts on the S&P 500
®
Index, S&P Midcap 400
®
Index, Russell 2000
®
Index, and MSCI EAFE
®
Index, as dictated by an algorithm that determines – based on numerous variables – whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with the prevailing market conditions.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2022. Broad market volatility (S&P 500
®
)
ranged between approximately 14% and 33%. The year began on the lower end of the volatility range, but it quickly rose in May and June reaching its highest marks of the year. This increased volatility was due to Russia’s invasion of Ukraine, the threat of a world energy crisis, rising inflation, and lockdowns in China as cases of the Omicron variant of COVID spiked all over the world. This provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Through the middle part of the year market volatility started to gradually trend lower before another big spike in November due to the collapse of cryptocurrency exchange FTX and concerns around the Fed’s interest rate policy before subsiding again in the month of December. Overall, the overlay sleeve reduced the Fund’s volatility and was a contributor to performance during the reporting period.
During Q2 2022, the portfolio management team added the iShares US Treasury Bond ETF and the iShares iBoxx$ Investment
Grade Corporate Bond ETF, at the expense of the Nationwide Fixed Contract, to increase the portfolio duration exposure.
During Q2 2022, the Nationwide Risk-Based US Equity ETF, TOBAM Maximum Diversification US Equity, and Nationwide Risk-
Based International Equity ETF were removed from the Fund.
During Q3 2022, the portfolio management team reduced their international exposure in favor of US equity by reducing the exposure to the NVIT International Index Fund and adding to the Nationwide Multi-Cap Portfolio.
During Q4 2022, the portfolio management team replaced the Nationwide Fixed Contract with the Fidelity Government Money
Market Portfolio Institutional Class. The money market fund provides a higher yielding cash-like instrument with more diversification while at the same time continuing to dampen portfolio volatility from rising interest rates.

38 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Managed Growth Fund
During the period, there were no liquidity events that materially impacted performance.
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss investment opportunities). Through its
Volatility Overlay, the Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Investor Destinations Managed Growth Fund - December 31, 2022 - Fund Commentary - 39
Asset Allocation
1
Equity Funds 57.5%
Fixed Income Funds 31.0%
Money Market Fund 4.6%
Repurchase Agreement 1.7%
Futures Contracts 0.1%
Other assets in excess of liabilities
§
5.1%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 40.1%
NVIT Bond Index Fund, Class Y 18.8%
NVIT International Index Fund, Class Y 13.1%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 6.6%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 4.8%
NVIT Emerging Markets Fund, Class Y 4.5%
iShares 7-10 Year Treasury Bond ETF 2.8%
NVIT Mid Cap Index Fund, Class Y 1.9%
NVIT Short Term Bond Fund, Class Y 1.9%
iShares 20+ Year Treasury Bond ETF 1.1%
Other Holdings
#
4.4%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

40 - Fund Commentary - December 31, 2022 - NVIT Investor Destinations Managed Growth Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (14.96)% 2.07% 3.62% 4/30/2014
Class II (15.16)% 1.81% 3.85% 4/30/2013
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.82%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.63% 0.60%
Class II 0.88% 0.85%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Investor Destinations Managed Growth Fund - December 31, 2022 - Fund Commentary - 41
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Managed Growth Fund from inception through 12/31/22 versus performance of the Morningstar
®
Moderate Target Risk Index for the same period. Unlike the
Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

42 - Shareholder Expense Example - December 31, 2022 (Unaudited) - Investor Destinations Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
(a)
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a) (b)
NVIT Investor Destinations Aggressive Fund
Class II Shares
Actual
(c)
1,000.00 1,022.40 2.96 0.58
Hypothetical
(c)(d)
1,000.00 1,022.28 2.96 0.58
Class P Shares
Actual
(c)
1,000.00 1,023.70 2.19 0.43
Hypothetical
(c)(d)
1,000.00 1,023.04 2.19 0.43
NVIT Investor Destinations Moderately Aggressive Fund
Class II Shares
Actual
(c)
1,000.00 1,016.30 2.90 0.57
Hypothetical
(c)(d)
1,000.00 1,022.33 2.91 0.57
Class P Shares
Actual
(c)
1,000.00 1,017.30 2.14 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42

Investor Destinations Funds - December 31, 2022 (Unaudited) - Shareholder Expense Example - 43
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
(a)
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a) (b)
NVIT Investor Destinations Moderate Fund
Class II Shares
Actual
(c)
1,000.00 1,006.00 2.88 0.57
Hypothetical
(c)(d)
1,000.00 1,022.33 2.91 0.57
Class P Shares
Actual
(c)
1,000.00 1,006.00 2.12 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42
NVIT Investor Destinations Moderately Conservative Fund
Class II Shares
Actual
(c)
1,000.00 996.10 2.92 0.58
Hypothetical
(c)(d)
1,000.00 1,022.28 2.96 0.58
Class P Shares
Actual
(c)
1,000.00 995.90 2.16 0.43
Hypothetical
(c)(d)
1,000.00 1,023.04 2.19 0.43
NVIT Investor Destinations Conservative Fund
Class II Shares
Actual
(c)
1,000.00 985.40 2.90 0.58
Hypothetical
(c)(d)
1,000.00 1,022.28 2.96 0.58
Class P Shares
Actual
(c)
1,000.00 986.50 2.15 0.43
Hypothetical
(c)(d)
1,000.00 1,023.04 2.19 0.43
NVIT Investor Destinations Balanced Fund
Class II Shares
Actual
(c)
1,000.00 1,002.10 2.88 0.57
Hypothetical
(c)(d)
1,000.00 1,022.33 2.91 0.57
Class P Shares
Actual
(c)
1,000.00 1,003.00 2.12 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42
NVIT Investor Destinations Capital Appreciation Fund
Class II Shares
Actual
(c)
1,000.00 1,009.70 2.89 0.57
Hypothetical
(c)(d)
1,000.00 1,022.33 2.91 0.57
Class P Shares
Actual
(c)
1,000.00 1,010.30 2.13 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42
NVIT Investor Destinations Managed Growth & Income Fund
Class I Shares
Actual
(c)
1,000.00 983.40 1.50 0.30
Hypothetical
(c)(d)
1,000.00 1,023.69 1.53 0.30
Class II Shares
Actual
(c)
1,000.00 982.30 2.75 0.55
Hypothetical
(c)(d)
1,000.00 1,022.43 2.80 0.55

44 - Shareholder Expense Example - December 31, 2022 (Unaudited) - Investor Destinations Funds
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
(a)
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a) (b)
NVIT Investor Destinations Managed Growth Fund
Class I Shares
Actual
(c)
1,000.00 970.20 1.54 0.31
Hypothetical
(c)(d)
1,000.00 1,023.64 1.58 0.31
Class II Shares
Actual
(c)
1,000.00 969.20 2.78 0.56
Hypothetical
(c)(d)
1,000.00 1,022.38 2.85 0.56
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

NVIT Investor Destinations Aggressive Fund - December 31, 2022 - Statement of Investments - 45
Investment Companies 97 .0%
Shares Value ($)
Equity Funds 89.4%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 16,259,793 175,768,361
NVIT Emerging Markets Fund,
Class Y(a) 2,262,958 23,150,060
NVIT International Index Fund,
Class Y(a) 6,026,730 55,686,981
NVIT Mid Cap Index Fund, Class
Y(a) 1,713,857 29,821,119
NVIT Small Cap Index Fund,
Class Y(a) 376,419 2,653,754
Total Equity Funds
(cost $341,134,808) 287,080,275
Fixed Income Funds 7.6%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 1,431,640 12,584,115
NVIT Bond Index Fund, Class
Y(a) 1,326,678 11,926,836
Total Fixed Income Funds
(cost $28,267,307) 24,510,951
Total Investment Companies
(cost $369,402,115) 311,591,226
Exchange Traded Funds 2 .4%
Equity Funds 1.1%
iShares Core MSCI Emerging
Markets ETF 35,390 1,652,713
iShares Core S&P Small-Cap
ETF(b) 17,127 1,620,899
Total Equity Funds
(cost $3,737,240) 3,273,612
Exchange Traded Funds
Shares Value ($)
Fixed Income Funds 1.3%
iShares 7-10 Year Treasury
Bond ETF 37,807 3,621,154
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 590 62,204
iShares U.S. Treasury Bond ETF 23,685 538,123
Total Fixed Income Funds
(cost $4,982,261) 4,221,481
Total Exchange Traded Funds
(cost $8,719,501) 7,495,093
Short-Term Investment 0 .7%
Money Market Fund 0 .7%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.10% (c) 2,395,440 2,395,440
Total Short-Term Investment
(cost $2,395,440)
2,395,440
Total Investments
(cost $380,517,056) — 100.1% 321,481,759
Liabilities in excess of other assets — (0.1)% (193,408)
NET ASSETS — 100.0% $ 321,288,351
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
December 31, 2022. The total value of securities on loan
as of December 31, 2022 was $1,060,740, which was
collateralized by $1,088,714 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from  5/31/2023
– 8/15/2051.
(c) Represents 7-day effective yield as of December 31, 2022.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

46 - Statement of Investments - December 31, 2022 - NVIT Investor Destinations Moderately Aggressive Fund
Investment Companies 94 .7%
Shares Value ($)
Equity Funds 78.5%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 43,063,273 465,513,984
NVIT Emerging Markets Fund,
Class Y(a) 5,070,309 51,869,257
NVIT International Index Fund,
Class Y(a) 15,610,841 144,244,170
NVIT Mid Cap Index Fund, Class
Y(a) 3,204,977 55,766,593
NVIT Small Cap Index Fund,
Class Y(a) 179,444 1,265,079
Total Equity Funds
(cost $848,057,534) 718,659,083
Fixed Income Funds 16.2%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 5,058,064 44,460,383
NVIT Bond Index Fund, Class
Y(a) 11,591,432 104,206,976
Total Fixed Income Funds
(cost $173,030,651) 148,667,359
Total Investment Companies
(cost $1,021,088,185) 867,326,442
Exchange Traded Funds 4 .2%
Equity Funds 2.3%
iShares Core MSCI Emerging
Markets ETF 194,619 9,088,708
iShares Core S&P Small-Cap
ETF 121,411 11,490,337
Total Equity Funds
(cost $23,848,031) 20,579,045
Exchange Traded Funds
Shares Value ($)
Fixed Income Funds 1.9%
iShares 7-10 Year Treasury
Bond ETF 155,011 14,846,954
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 2,557 269,584
iShares U.S. Treasury Bond ETF 102,771 2,334,957
Total Fixed Income Funds
(cost $20,745,805) 17,451,495
Total Exchange Traded Funds
(cost $44,593,836) 38,030,540
Short-Term Investment 1 .2%
Money Market Fund 1 .2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.10% (c) 11,267,250 11,267,250
Total Short-Term Investment
(cost $11,267,250)
11,267,250
Total Investments
(cost $1,076,949,271) — 100.1% 916,624,232
Liabilities in excess of other assets — (0.1)% (504,254)
NET ASSETS — 100.0% $ 916,119,978
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $269,479, which was
collateralized by $277,514 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from  5/31/2023
– 2/15/2049.
(c) Represents 7-day effective yield as of December 31, 2022.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderate Fund - December 31, 2022 - Statement of Investments - 47
Investment Companies 88 .7%
Shares Value ($)
Equity Funds 59.8%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 69,450,802 750,763,170
NVIT Emerging Markets Fund,
Class Y(a) 8,519,837 87,157,928
NVIT International Index Fund,
Class Y(a) 24,594,619 227,254,283
NVIT Mid Cap Index Fund, Class
Y(a) 2,083,816 36,258,399
Total Equity Funds
(cost $1,315,211,672) 1,101,433,780
Fixed Income Funds 28.9%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 14,543,243 127,835,107
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 797,865 7,204,717
NVIT Bond Index Fund, Class
Y(a) 40,274,824 362,070,671
NVIT Short Term Bond Fund,
Class Y(a) 3,788,100 35,873,308
Total Fixed Income Funds
(cost $620,511,301) 532,983,803
Total Investment Companies
(cost $1,935,722,973) 1,634,417,583
Exchange Traded Funds 6 .2%
Equity Fund 1.0%
iShares Core S&P Small-Cap
ETF 197,388 18,680,800
Total Equity Funds
(cost  $21,932,235) 18,680,800
Fixed Income Funds 5.2%
iShares 20+ Year Treasury Bond
ETF(b) 212,665 21,172,928
iShares 7-10 Year Treasury
Bond ETF 561,713 53,800,871
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 19,256 2,030,160
iShares U.S. Treasury Bond
ETF(b) 813,199 18,475,881
Total Fixed Income Funds
(cost $118,247,112) 95,479,840
Total Exchange Traded Funds
(cost $140,179,347) 114,160,640
Short-Term Investment 5 .1%
Money Market Fund 5 .1%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.10% (c) 93,451,651 93,451,651
Total Short-Term Investment
(cost $93,451,651)
93,451,651
Repurchase Agreements 1 .7%
Principal
Amount ($) Value ($)
Bank of America NA, 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$1,000,478, collateralized
by U.S. Government Agency
Securities, 3.00%, maturing
12/20/2047 - 9/20/2049;
total market value
$1,020,000.(d)(e) 1,000,000 1,000,000
BofA Securities, Inc., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$8,003,823, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 4.50%, maturing
11/20/2049 - 7/20/2051; total
market value $8,160,000.
(d)(e) 8,000,000 8,000,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $12,369,306,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $12,610,667.
(d)(e) 12,363,399 12,363,399
Pershing LLC, 4.33%,
dated 12/30/2022, due
1/3/2023, repurchase price
$10,004,812, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.63% -
8.50%, maturing 7/16/2023
- 11/20/2072; total market
value $10,200,000.(d)(e) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $31,363,399) 31,363,399
Total Investments
(cost $2,200,717,370) — 101.7% 1,873,393,273
Liabilities in excess of other assets — (1.7)% (32,127,033)
NET ASSETS — 100.0% $ 1,841,266,240

48 - Statement of Investments - December 31, 2022 - NVIT Investor Destinations Moderate Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $32,403,793, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $31,363,399 and by
$2,090,585 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 5/31/2023 –
2/15/2049, a total value of $33,453,984.
(c) Represents 7-day effective yield as of December 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$31,363,399.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderately Conservative Fund - December 31, 2022 - Statement of Investments - 49
Investment Companies 81.1%
Shares Value ($)
Equity Funds 37.8%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 14,023,557 151,594,650
NVIT Emerging Markets Fund,
Class Y(a) 889,544 9,100,038
NVIT International Index Fund,
Class Y(a) 4,892,429 45,206,048
NVIT Mid Cap Index Fund, Class
Y(a) 552,872 9,619,964
NVIT Small Cap Index Fund,
Class Y(a) 430,687 3,036,345
Total Equity Funds
(cost $256,581,253) 218,557,045
Fixed Income Funds 43.3%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 5,958,871 52,378,472
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,919,706 17,334,947
NVIT Bond Index Fund, Class
Y(a) 16,522,379 148,536,190
NVIT Short Term Bond Fund,
Class Y(a) 3,341,939 31,648,159
Total Fixed Income Funds
(cost $288,562,725) 249,897,768
Total Investment Companies
(cost $545,143,978) 468,454,813
Exchange Traded Funds 10.0%
Equity Funds 2.4%
iShares Core MSCI Emerging
Markets ETF 214,095 9,998,237
iShares Core S&P Small-Cap
ETF(b) 42,228 3,996,458
Total Equity Funds
(cost $16,089,141) 13,994,695
Fixed Income Funds 7.6%
iShares 20+ Year Treasury Bond
ETF(b) 90,940 9,053,986
iShares 7-10 Year Treasury Bond
ETF(b) 231,228 22,147,018
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 11,233 1,184,295
iShares U.S. Treasury Bond
ETF(b) 514,422 11,687,668
Total Fixed Income Funds
(cost $54,256,229) 44,072,967
Total Exchange Traded Funds
(cost $70,345,370) 58,067,662
Short-Term Investment 8.9%
Shares Value ($)
Money Market Fund 8.9%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.10% (c) 51,372,631 51,372,631
Total Short-Term Investment
(cost $51,372,631)
51,372,631
Repurchase Agreements 4.5%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $10,448,899,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $10,652,787.
(d)(e) 10,443,909 10,443,909
Credit Suisse AG, 4.27%,
dated 12/30/2022, due
1/3/2023, repurchase price
$275,631, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037; total
market value $281,144.(d)
(e) 275,500 275,500
Pershing LLC, 4.33%,
dated 12/30/2022, due
1/3/2023, repurchase price
$15,007,217, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.63% -
8.50%, maturing 7/16/2023
- 11/20/2072; total market
value $15,300,000.(d)(e) 15,000,00 0 15,000,000
Total Repurchase Agreements
(cost $25,719,409) 25,719,409
Total Investments
(cost $692,581,388) — 104.5% 603,614,515
Liabilities in excess of other assets — (4.5)% (25,906,439)
NET ASSETS — 100.0% $ 577,708,076

50 - Statement of Investments - December 31, 2022 - NVIT Investor Destinations Moderately Conservative Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $27,796,065, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $25,719,409 and by
$2,816,857 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 5/31/2023 –
8/15/2051, a total value of $28,536,266.
(c) Represents 7-day effective yield as of December 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$25,719,409.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Conservative Fund - December 31, 2022 - Statement of Investments - 51
Investment Companies 75.1%
Shares Value ($)
Equity Funds 19.4%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 7,033,290 76,029,868
NVIT Emerging Markets Fund,
Class Y(a) 812,108 8,307,866
NVIT International Index Fund,
Class Y(a) 2,225,028 20,559,256
NVIT Mid Cap Index Fund, Class
Y(a) 30,785 535,653
NVIT Small Cap Index Fund,
Class Y(a) 81,666 575,746
Total Equity Funds
(cost $119,335,989) 106,008,389
Fixed Income Funds 55.7%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,839,897 60,122,693
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 3,042,548 27,474,207
NVIT Bond Index Fund, Class
Y(a) 18,566,157 166,909,755
NVIT Short Term Bond Fund,
Class Y(a) 5,204,672 49,288,248
Total Fixed Income Funds
(cost $346,695,938) 303,794,903
Total Investment Companies
(cost $466,031,927) 409,803,292
Exchange Traded Funds 11.3%
Equity Funds 0.4%
iShares Core MSCI Emerging
Markets ETF 19,579 914,339
iShares Core S&P Small-Cap
ETF 15,489 1,465,879
Total Equity Funds
(cost $2,763,017) 2,380,218
Fixed Income Funds 10.9%
iShares 20+ Year Treasury Bond
ETF(b) 107,034 10,656,305
iShares 7-10 Year Treasury Bond
ETF(b) 329,003 31,511,907
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 15,648 1,649,769
iShares U.S. Treasury Bond
ETF(b) 691,589 15,712,902
Total Fixed Income Funds
(cost $72,800,991) 59,530,883
Total Exchange Traded Funds
(cost $75,564,008) 61,911,101
Short-Term Investment 13.6%
Shares Value ($)
Money Market Fund 13.6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.10% (c) 73,977,564 73,977,564
Total Short-Term Investment
(cost $73,977,564)
73,977,564
Repurchase Agreement 1.1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $5,786,701,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $5,899,615.
(d)(e) 5,783,937 5,783,937
Total Repurchase Agreement
(cost $5,783,937) 5,783,937
Total Investments
(cost $621,357,436) — 101.1% 551,475,894
Liabilities in excess of other assets — (1.1)% (5,932,594)
NET ASSETS — 100.0% $ 545,543,300

52 - Statement of Investments - December 31, 2022 - NVIT Investor Destinations Conservative Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $7,263,680, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $5,783,937 and by
$1,698,852 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 5/31/2023 –
2/15/2049, a total value of $7,482,789.
(c) Represents 7-day effective yield as of December 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$5,783,937.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Balanced Fund - December 31, 2022 - Statement of Investments - 53
Investment Companies 85.1%
Shares Value ($)
Equity Funds 49.1%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 37,641,873 406,908,650
NVIT Emerging Markets Fund,
Class Y(a) 4,396,848 44,979,753
NVIT International Index Fund,
Class Y(a) 13,240,761 122,344,628
NVIT Mid Cap Index Fund, Class
Y(a) 1,287,552 22,403,410
Total Equity Funds
(cost $716,372,376) 596,636,441
Fixed Income Funds 36.0%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 11,028,230 96,938,144
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 529,400 4,780,481
NVIT Bond Index Fund, Class
Y(a) 32,032,650 287,973,521
NVIT Short Term Bond Fund,
Class Y(a) 5,026,968 47,605,383
Total Fixed Income Funds
(cost $509,568,548) 437,297,529
Total Investment Companies
(cost $1,225,940,924) 1,033,933,970
Exchange Traded Funds 7.0%
Equity Funds 1.7%
iShares Core MSCI Emerging
Markets ETF 141,909 6,627,150
iShares Core S&P Small-Cap
ETF 144,421 13,668,003
Total Equity Funds
(cost $22,029,924) 20,295,153
Fixed Income Funds 5.3%
iShares 20+ Year Treasury Bond
ETF(b) 47,020 4,681,311
iShares 7-10 Year Treasury Bond
ETF(b) 409,838 39,254,284
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 19,750 2,082,243
iShares U.S. Treasury Bond ETF 819,870 18,627,446
Total Fixed Income Funds
(cost $77,107,733) 64,645,284
Total Exchange Traded Funds
(cost $99,137,657) 84,940,437
Short-Term Investment 8.0%
Money Market Fund 8.0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.10% (c) 97,371,623 97,371,623
Total Short-Term Investment
(cost $97,371,623)
97,371,623
Repurchase Agreements 1.7%
Principal
Amount ($) Value ($)
BofA Securities, Inc., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$5,002,389, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 4.50%, maturing
11/20/2049 - 7/20/2051; total
market value $5,100,000.
(d)(e) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $11,262,809,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $11,482,579.
(d)(e) 11,257,430 11,257,430
Pershing LLC, 4.33%,
dated 12/30/2022, due
1/3/2023, repurchase price
$5,002,406, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.63% -
8.50%, maturing 7/16/2023
- 11/20/2072; total market
value $5,100,000.(d)(e) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $21,257,430) 21,257,430
Total Investments
(cost $1,443,707,634) — 101.8% 1,237,503,460
Liabilities in excess of other assets — (1.8)% (21,618,573)
NET ASSETS — 100.0% $ 1,215,884,887

54 - Statement of Investments - December 31, 2022 - NVIT Investor Destinations Balanced Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $22,778,914, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $21,257,430 and by
$2,144,221 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 5/31/2023 –
2/15/2049, a total value of $23,401,651.
(c) Represents 7-day effective yield as of December 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$21,257,430.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Capital Appreciation Fund - December 31, 2022 - Statement of Investments - 55
Investment Companies 91.3%
Shares Value ($)
Equity Funds 68.5%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 47,356,756 511,926,535
NVIT Emerging Markets Fund,
Class Y(a) 5,027,134 51,427,582
NVIT International Index Fund,
Class Y(a) 16,853,243 155,723,965
NVIT Mid Cap Index Fund, Class
Y(a) 1,743,499 30,336,874
Total Equity Funds
(cost $889,417,927) 749,414,956
Fixed Income Funds 22.8%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,129,444 53,877,813
NVIT Bond Index Fund, Class
Y(a) 19,351,481 173,969,813
NVIT Short Term Bond Fund,
Class Y(a) 2,235,170 21,167,064
Total Fixed Income Funds
(cost $289,285,797) 249,014,690
Total Investment Companies
(cost $1,178,703,724) 998,429,646
Exchange Traded Funds 6.3%
Equity Funds 2.3%
iShares Core MSCI Emerging
Markets ETF 189,293 8,839,983
iShares Core S&P Small-Cap
ETF 166,041 15,714,120
Total Equity Funds
(cost $26,428,411) 24,554,103
Fixed Income Funds 4.0%
iShares 20+ Year Treasury Bond
ETF(b) 198,035 19,716,365
iShares 7-10 Year Treasury
Bond ETF 187,736 17,981,354
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 6,674 703,640
iShares U.S. Treasury Bond ETF 244,457 5,554,063
Total Fixed Income Funds
(cost $58,761,321) 43,955,422
Total Exchange Traded Funds
(cost $85,189,732) 68,509,525
Short-Term Investment 2.4%
Money Market Fund 2.4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.10% (c) 26,648,881 26,648,881
Total Short-Term Investment
(cost $26,648,881)
26,648,881
Repurchase Agreements 1.4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $9,950,683,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $10,144,850.
(d)(e) 9,945,931 9,945,931
Pershing LLC, 4.33%,
dated 12/30/2022, due
1/3/2023, repurchase price
$5,002,406, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.63% -
8.50%, maturing 7/16/2023
- 11/20/2072; total market
value $5,100,000.(d)(e) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $14,945,931) 14,945,931
Total Investments
(cost $1,305,488,268) — 101.4% 1,108,533,983
Liabilities in excess of other assets — (1.4)% (15,474,223)
NET ASSETS — 100.0% $ 1,093,059,760

56 - Statement of Investments - December 31, 2022 - NVIT Investor Destinations Capital Appreciation Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $17,164,187, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $14,945,931 and by
$2,804,143 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 4.38%, and maturity dates ranging from 1/19/2023 –
11/15/2051, a total value of $17,750,074.
(c) Represents 7-day effective yield as of December 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$14,945,931.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2022 - Statement of Investments - 57
Investment Companies 80 .7%
Shares Value ($)
Equity Funds 47.6%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 11,988,766 129,598,558
NVIT Emerging Markets Fund,
Class Y(a) 1,371,294 14,028,337
NVIT International Index Fund,
Class Y(a) 4,838,675 44,709,355
NVIT Mid Cap Index Fund, Class
Y(a) 399,575 6,952,602
Total Equity Funds
(cost $230,788,340) 195,288,852
Fixed Income Funds 33.1%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 3,437,534 30,215,927
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 165,006 1,490,005
NVIT Bond Index Fund, Class
Y(a) 9,952,680 89,474,591
NVIT Short Term Bond Fund,
Class Y(a) 1,566,460 14,834,378
Total Fixed Income Funds
(cost $157,193,908) 136,014,901
Total Investment Companies
(cost $387,982,248) 331,303,753
Exchange Traded Funds 6 .6%
Equity Funds 1.6%
iShares Core MSCI Emerging
Markets ETF 45,062 2,104,395
iShares Core S&P Small-Cap
ETF 46,426 4,393,757
Total Equity Funds
(cost $7,051,174) 6,498,152
Fixed Income Funds 5.0%
iShares 20+ Year Treasury Bond
ETF(b) 14,916 1,485,037
iShares 7-10 Year Treasury Bond
ETF(b) 130,244 12,474,771
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 6,291 663,260
iShares U.S. Treasury Bond
ETF(b) 261,061 5,931,306
Total Fixed Income Funds
(cost $24,469,567) 20,554,374
Total Exchange Traded Funds
(cost $31,520,741) 27,052,526
Short-Term Investment 7 .4%
Money Market Fund 7 .4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.10% (c) 30,359,290 30,359,290
Total Short-Term Investment
(cost $30,359,290)
30,359,290
Repurchase Agreements 0 .9%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $3,650,034,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $3,721,256.
(d)(e) 3,648,291 3,648,291
Credit Suisse AG, 4.27%,
dated 12/30/2022, due
1/3/2023, repurchase price
$50,024, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037; total
market value $51,024.(d)(e) 50,000 50,000
Total Repurchase Agreements
(cost $3,698,291) 3,698,291
Total Investments
(cost $453,560,570) — 95.6% 392,413,860
Other assets in excess of liabilities — 4.4% 17,902,176
NET ASSETS — 100.0% $ 410,316,036
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $4,253,300, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $3,698,291 and by $682,928
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.13% – 4.38%, and
maturity dates ranging from 5/31/2023 – 2/15/2049, a total
value of $4,381,219.
(c) Represents 7-day effective yield as of December 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$3,698,291.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund

58 - Statement of Investments - December 31, 2022 - NVIT Investor Destinations Managed Growth & Income Fund
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (120) 3/2023 USD (11,696,400) 200,743
Russell 2000 E-Mini Index (43) 3/2023 USD (3,807,435) 112,725
S&P 500 E-Mini Index (93) 3/2023 USD (17,953,650) 552,193
S&P Midcap 400 E-Mini Index (34) 3/2023 USD (8,304,840) 195,723
Net contracts 1,061,384
As of December 31, 2022, the Fund had $2,429,583 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Managed Growth Fund - December 31, 2022 - Statement of Investments - 59
Investment Companies 82.8%
Shares Value ($)
Equity Funds 56.6%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 36,187,474 391,186,589
NVIT Emerging Markets Fund,
Class Y(a) 4,313,172 44,123,746
NVIT International Index Fund,
Class Y(a) 13,855,796 128,027,553
NVIT Mid Cap Index Fund, Class
Y(a) 1,061,104 18,463,214
Total Equity Funds
(cost $694,545,207) 581,801,102
Fixed Income Funds 26.2%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 7,359,268 64,687,967
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 403,695 3,645,368
NVIT Bond Index Fund, Class
Y(a) 20,377,151 183,190,591
NVIT Short Term Bond Fund,
Class Y(a) 1,916,272 18,147,094
Total Fixed Income Funds
(cost $312,554,223) 269,671,020
Total Investment Companies
(cost $1,007,099,430) 851,472,122
Exchange Traded Funds 5.7%
Equity Fund 0.9%
iShares Core S&P Small-Cap
ETF 102,668 9,716,500
Total Equity Funds
(cost  $11,393,181) 9,716,500
Fixed Income Funds 4.8%
iShares 20+ Year Treasury Bond
ETF(b) 108,995 10,851,542
iShares 7-10 Year Treasury
Bond ETF 288,167 27,600,635
iShares iBoxx $ Investment
Grade Corporate Bond ETF(b) 9,908 1,044,600
iShares U.S. Treasury Bond
ETF(b) 418,123 9,499,755
Total Fixed Income Funds
(cost $60,903,554) 48,996,532
Total Exchange Traded Funds
(cost $72,296,735) 58,713,032
Short-Term Investment 4.6%
Money Market Fund 4.6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.10% (c) 47,267,279 47,267,279
Total Short-Term Investment
(cost $47,267,279)
47,267,279
Repurchase Agreement 1.7%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $17,427,458,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $17,767,517.
(d)(e) 17,419,135 17,419,135
Total Repurchase Agreement
(cost $17,419,135) 17,419,135
Total Investments
(cost $1,144,082,579) — 94.8% 974,871,568
Other assets in excess of liabilities — 5.2% 53,317,252
NET ASSETS — 100.0% $ 1,028,188,820
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $18,006,391, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $17,419,135 and by
$1,268,873 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 5.25%, and maturity dates ranging from 5/31/2023 –
5/15/2051, a total value of $18,688,008.
(c) Represents 7-day effective yield as of December 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$17,419,135.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund

60 - Statement of Investments - December 31, 2022 - NVIT Investor Destinations Managed Growth Fund
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (568) 3/2023 USD (55,362,960) 385,285
Russell 2000 E-Mini Index (210) 3/2023 USD (18,594,450) 71,085
S&P 500 E-Mini Index (471) 3/2023 USD (90,926,550) 723,889
S&P Midcap 400 E-Mini Index (169) 3/2023 USD (41,279,940) 76,359
Net contracts 1,256,618
As of December 31, 2022, the Fund had $12,020,197 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

62 - Statements of Assets and Liabilities - December 31, 2022 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 311,591,226
Investment securities of unaffiliated issuers, at value
*
9,890,533
Repurchase agreements, at value —
Interest and dividends receivable 7,894
Security lending income receivable 276
Receivable for investments sold 470,725
Receivable for capital shares issued 48,568
Prepaid expenses 414
Total Assets 322,009,636
Liabilities:
Payable for capital shares redeemed 519,293
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 36,034
Fund administration fees 16,848
Distribution fees 69,376
Administrative servicing fees 43,664
Accounting and transfer agent fees 258
Trustee fees 22
Custodian fees 10,602
Compliance program costs (Note 3) 367
Professional fees 6,296
Printing fees 16,890
Other 1,635
Total Liabilities 721,285
Net Assets $ 321,288,351
* Includes value of securities on loan (Note 2) 1,060,740
Cost of investment securities of affiliated issuers 369,402,115
Cost of investment securities of unaffiliated issuers 11,114,941
Cost of repurchase agreements —
Represented by:
Capital $ 383,014,443
Total distributable earnings (loss) (61,726,092)
Net Assets $ 321,288,351

Investor Destinations Funds - December 31, 2022 - Statements of Assets and Liabilities - 63
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 867,326,442 $ 1,634,417,583 $ 468,454,813 $ 409,803,292 $ 1,033,933,970
49,297,790 207,612,291 109,440,293 135,888,665 182,312,060
— 31,363,399 25,719,409 5,783,937 21,257,430
37,136 307,658 169,117 245,330 320,555
88 2,838 2,620 1,604 3,319
147,547 1,084,067 279,286 219,229 374,086
88,136 16,754 7,584 22,779 85
1,042 1,913 554 559 1,245
916,898,181 1,874,806,503 604,073,676 551,965,395 1,238,202,750
235,684 1,100,821 298,209 316,927 374,171
— 31,363,399 25,719,409 5,783,937 21,257,430
103,088 207,605 65,101 61,349 136,790
28,140 45,754 21,746 21,111 33,820
198,265 399,274 125,207 117,990 263,078
132,107 268,300 79,586 71,429 156,806
709 1,501 449 410 981
88 28 9 74 97
33,133 69,441 21,523 19,372 44,647
1,053 2,112 661 624 1,391
8,817 16,442 7,563 7,375 12,742
30,967 49,182 20,468 16,929 26,616
6,152 16,404 5,669 4,568 9,294
778,203 33,540,263 26,365,600 6,422,095 22,317,863
$ 916,119,978 $ 1,841,266,240 $ 577,708,076 $ 545,543,300 $ 1,215,884,887
269,479 32,403,793 27,796,065 7,263,680 22,778,914
1,021,088,185 1,935,722,973 545,143,978 466,031,927 1,225,940,924
55,861,086 233,630,998 121,718,001 149,541,572 196,509,280
— 31,363,399 25,719,409 5,783,937 21,257,430
$ 1,088,668,563 $ 2,201,956,992 $ 670,772,985 $ 620,359,181 $ 1,427,149,356
(172,548,585) (360,690,752) (93,064,909) (74,815,881) (211,264,469)
$ 916,119,978 $ 1,841,266,240 $ 577,708,076 $ 545,543,300 $ 1,215,884,887

64 - Statements of Assets and Liabilities - December 31, 2022 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
Net Assets:
Class II Shares $ 284,009,690
Class P Shares 37,278,661
Total $ 321,288,351
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 32,823,223
Class P Shares 4,339,288
Total 37,162,511
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 8 .65
Class P Shares $ 8 .59

Investor Destinations Funds - December 31, 2022 - Statements of Assets and Liabilities - 65
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 827,407,773 $ 1,802,235,112 $ 574,998,934 $ 542,037,113 $ 1,205,067,056
88,712,205 39,031,128 2,709,142 3,506,187 10,817,831
$ 916,119,978 $ 1,841,266,240 $ 577,708,076 $ 545,543,300 $ 1,215,884,887
106,076,006 239,116,909 69,568,707 62,186,759 104,048,158
11,499,863 5,209,716 329,890 403,213 935,235
117,575,869 244,326,625 69,898,597 62,589,972 104,983,393
$ 7 .80 $ 7 .54 $ 8 .27 $ 8 .72 $ 11 .58
$ 7 .71 $ 7 .49 $ 8 .21 $ 8 .70 $ 11 .57

66 - Statements of Assets and Liabilities - December 31, 2022 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 998,429,646
Investment securities of unaffiliated issuers, at value
*
95,158,406
Repurchase agreements, at value 14,945,931
Cash —
Deposits with broker for futures contracts —
Interest and dividends receivable 87,778
Security lending income receivable 1,475
Receivable for investments sold 1,188,253
Receivable for capital shares issued 133
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 1,209
Total Assets 1,109,812,831
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 1,188,264
Payable upon return of securities loaned (Note 2) 14,945,931
Accrued expenses and other payables:
Investment advisory fees 123,455
Fund administration fees 31,575
Distribution fees 237,433
Administrative servicing fees 144,249
Accounting and transfer agent fees 901
Trustee fees 41
Custodian fees 41,668
Compliance program costs (Note 3) 1,262
Professional fees 9,553
Printing fees 19,688
Other 9,051
Total Liabilities 16,753,071
Net Assets $ 1,093,059,760
* Includes value of securities on loan (Note 2) 17,164,187
Cost of investment securities of affiliated issuers 1,178,703,724
Cost of investment securities of unaffiliated issuers 111,838,613
Cost of repurchase agreements 14,945,931
Represented by:
Capital $ 1,287,044,623
Total distributable earnings (loss) (193,984,863)
Net Assets $ 1,093,059,760

Investor Destinations Funds - December 31, 2022 - Statements of Assets and Liabilities - 67
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 331,303,753 $ 851,472,122
57,411,816 105,980,311
3,698,291 17,419,135
19,010,030 57,150,793
2,432,231 12,906,977
157,243 360,210
649 1,438
1,928 53,821
66,071 2,759
229,105 875,601
15,031 23,836
429 1,148
414,326,577 1,046,248,151
57,596 —
856 55,486
3,698,291 17,419,135
52,977 133,102
18,510 30,210
87,937 220,844
52,293 129,699
305 797
4 69
13,153 33,206
464 1,169
9,437 13,136
16,289 17,037
2,429 5,441
4,010,541 18,059,331
$ 410,316,036 $ 1,028,188,820
4,253,300 18,006,391
387,982,248 1,007,099,430
61,880,031 119,564,014
3,698,291 17,419,135
$ 485,602,632 $ 1,230,876,989
(75,286,596) (202,688,169)
$ 410,316,036 $ 1,028,188,820

68 - Statements of Assets and Liabilities - December 31, 2022 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
Net Assets:
Class I Shares $ —
Class II Shares 1,078,510,268
Class P Shares 14,549,492
Total $ 1,093,059,760
Shares Outstanding (unlimited number of shares authorized):
Class I Shares —
Class II Shares 100,248,149
Class P Shares 1,359,664
Total 101,607,813
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ —
Class II Shares $ 10 .76
Class P Shares $ 10 .70

Investor Destinations Funds - December 31, 2022 - Statements of Assets and Liabilities - 69
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 1,762,723 $ 4,882,964
408,553,313 1,023,305,856
— —
$ 410,316,036 $ 1,028,188,820
191,405 537,206
44,642,800 113,345,957
— —
44,834,205 113,883,163
$ 9 .21 $ 9 .09
$ 9 .15 $ 9 .03
$ — $ —

70 - Statements of Operations - For the Year Ended December 31, 2022 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 4,038,661
Dividend income from unaffiliated issuers 186,663
Interest income from affiliated issuers 50,870
Income from securities lending (Note 2) 4,940
Interest income (unaffiliated) 164
Total Income 4,281,298
EXPENSES:
Investment advisory fees 442,049
Fund administration fees 116,861
Distribution fees Class II Shares 757,821
Distribution fees Class P Shares 92,309
Administrative servicing fees Class II Shares 454,679
Professional fees 20,460
Printing fees 9,534
Trustee fees 12,128
Custodian fees 18,663
Accounting and transfer agent fees 1,393
Compliance program costs (Note 3) 1,412
Other 6,877
Total Expenses 1,934,186
NET INVESTMENT INCOME 2,347,112
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 8,985,573
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (5,833,204)
Transactions in investment securities of unaffiliated issuers (570,365)
Net realized gains (losses) 2,582,004
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (78,369,343)
Investment securities of unaffiliated issuers (1,576,007)
Net change in unrealized appreciation/depreciation (79,945,350)
Net realized/unrealized gains (losses) (77,363,346)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (75,016,234)

Investor Destinations Funds - For the Year Ended December 31, 2022 - Statements of Operations - 71
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 12,391,350 $ 27,312,172 $ 10,142,498 $ 10,283,746 $ 19,000,625
842,577 2,866,299 1,584,454 1,763,847 2,286,207
269,330 2,166,833 1,148,723 1,575,797 2,117,942
18,170 90,557 41,284 52,044 89,161
178 839 419 546 504
13,521,605 32,436,700 12,917,378 13,675,980 23,494,439
1,302,682 2,661,644 842,521 784,938 1,738,586
260,392 475,827 183,603 174,053 333,000
2,276,993 5,017,496 1,613,293 1,499,763 3,315,452
228,012 100,501 6,831 9,642 27,781
1,366,145 3,010,365 967,932 899,811 1,989,181
44,137 84,564 31,027 29,128 58,075
12,570 20,148 10,268 9,586 11,662
35,700 72,427 22,845 21,406 47,451
52,825 104,272 31,711 27,830 67,446
3,369 6,618 2,281 2,156 4,273
4,116 8,400 2,664 2,514 5,515
20,362 42,950 13,998 12,460 27,272
5,607,303 11,605,212 3,728,974 3,473,287 7,625,694
7,914,302 20,831,488 9,188,404 10,202,693 15,868,745
17,707,189 14,140,553 4,529,092 1,735,607 9,001,431
(10,796,591) (36,715,759) (10,420,078) (8,637,711) (20,979,623)
(800,291) (1,517,675) (606,561) (631,376) (1,374,863)
6,110,307 (24,092,881) (6,497,547) (7,533,480) (13,353,055)
(223,308,042) (372,894,647) (98,067,286) (73,205,028) (220,271,314)
(7,971,295) (23,857,808) (12,575,368) (12,060,661) (13,179,586)
(231,279,337) (396,752,455) (110,642,654) (85,265,689) (233,450,900)
(225,169,030) (420,845,336) (117,140,201) (92,799,169) (246,803,955)
$ (217,254,728) $ (400,013,848) $ (107,951,797) $ (82,596,476) $ (230,935,210)

72 - Statements of Operations - For the Year Ended December 31, 2022 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 15,532,222
Dividend income from unaffiliated issuers 1,548,136
Interest income from affiliated issuers 635,638
Income from securities lending (Note 2) 60,904
Interest income (unaffiliated) 260
Total Income 17,777,160
EXPENSES:
Investment advisory fees 1,582,983
Fund administration fees 295,944
Distribution fees Class II Shares 3,005,752
Distribution fees Class P Shares 38,071
Administrative servicing fees Class I Shares —
Administrative servicing fees Class II Shares 1,803,376
Professional fees 52,034
Printing fees 9,889
Trustee fees 43,109
Custodian fees 64,173
Accounting and transfer agent fees 3,910
Compliance program costs (Note 3) 4,979
Other 25,444
Total expenses before expenses reimbursed 6,929,664
Expenses reimbursed by adviser (Note 3) —
Net Expenses 6,929,664
NET INVESTMENT INCOME 10,847,496
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 10,980,702
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (12,064,557)
Transactions in investment securities of unaffiliated issuers (1,187,311)
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) (2,271,166)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (247,283,580)
Investment securities of unaffiliated issuers (15,310,475)
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation (262,594,055)
Net realized/unrealized gains (losses) (264,865,221)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (254,017,725)

Investor Destinations Funds - For the Year Ended December 31, 2022 - Statements of Operations - 73
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 6,061,688 $ 14,120,288
722,390 1,512,961
729,348 1,190,107
27,510 50,362
352,608 1,236,652
7,893,544 18,110,370
665,957 1,679,022
139,463 285,897
1,105,619 2,786,913
— —
2,612 6,935
663,345 1,672,087
25,478 50,607
10,156 9,220
15,683 39,635
19,727 51,341
1,470 3,542
1,851 4,667
8,615 21,515
2,659,976 6,611,381
(221,646) (352,955)
2,438,330 6,258,426
5,455,214 11,851,944
2,741,287 6,911,869
(7,635,382) (19,791,128)
(395,423) (1,162,313)
(2,153,178) 556,935
(7,442,696) (13,484,637)
(66,200,030) (179,327,994)
(4,163,293) (12,482,493)
1,339,713 1,101,751
(69,023,610) (190,708,736)
(76,466,306) (204,193,373)
$ (71,011,092) $ (192,341,429)

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - December 31, 2022 - Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 2,347,112 $ 11,291,313
Net realized gains (losses) 2,582,004 93,726,894
Net change in unrealized appreciation/depreciation (79,945,350) (52,386,980)
Change in net assets resulting from operations (75,016,234) 52,631,227
Distributions to Shareholders From:
Distributable earnings:
Class II (81,210,911) (6,228,528)
Class P (10,034,296) (736,823)
Change in net assets from shareholder distributions (91,245,207) (6,965,351)
Change in net assets from capital transactions 88,440,054 23,401,467
Change in net assets (77,821,387) 69,067,343
Net Assets:
Beginning of year 399,109,738 330,042,395
End of year $ 321,288,351 $ 399,109,738
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 23,428,938 $ 51,639,121
Dividends reinvested 81,210,911 6,228,528
Cost of shares redeemed (30,447,123) (37,366,454)
Total Class II Shares 74,192,726 20,501,195
Class P Shares
Proceeds from shares issued 5,478,400 4,206,867
Dividends reinvested 10,034,296 736,823
Cost of shares redeemed (1,265,368) (2,043,418)
Total Class P Shares 14,247,328 2,900,272
Change in net assets from capital transactions $ 88,440,054 $ 23,401,467
SHARE TRANSACTIONS:
Class II Shares
Issued 1,975,159 3,642,581
Reinvested 9,356,096 427,784
Redeemed (2,689,173) (2,618,755)
Total Class II Shares 8,642,082 1,451,610
Class P Shares
Issued 504,903 296,734
Reinvested 1,165,423 50,956
Redeemed (116,404) (144,193)
Total Class P Shares 1,553,922 203,497
Total change in shares 10,196,004 1,655,107

Investor Destinations Funds - December 31, 2022 - Statements of Changes in Net Assets - 75
NVIT Investor Destinations Moderately
Aggressive Fund NVIT Investor Destinations Moderate Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 7,914,302 $ 34,028,255 $ 20,831,488 $ 65,909,813
6,110,307 338,079,045 (24,092,881) 614,167,690
(231,279,337) (221,950,110) (396,752,455) (432,704,646)
(217,254,728) 150,157,190 (400,013,848) 247,372,857
(299,645,999) (18,061,320) (586,204,980) (32,700,878)
(31,026,163) (1,802,831) (11,952,853) (683,200)
(330,672,162) (19,864,151) (598,157,833) (33,384,078)
259,908,811 (50,550,731) 366,511,888 (236,530,480)
(288,018,079) 79,742,308 (631,659,793) (22,541,701)
1,204,138,057 1,124,395,749 2,472,926,033 2,495,467,734
$ 916,119,978 $ 1,204,138,057 $ 1,841,266,240 $ 2,472,926,033
$ 20,604,161 $ 34,409,883 $ 13,523,753 $ 20,227,499
299,645,999 18,061,320 586,204,980 32,700,878
(94,980,916) (106,834,314) (246,303,447) (297,113,286)
225,269,244 (54,363,111) 353,425,286 (244,184,909)
6,504,119 7,168,315 5,326,513 9,225,958
31,026,163 1,802,831 11,952,853 683,200
(2,890,715) (5,158,766) (4,192,764) (2,254,729)
34,639,567 3,812,380 13,086,602 7,654,429
$ 259,908,811 $ (50,550,731) $ 366,511,888 $ (236,530,480)
1,813,284 2,412,340 1,277,544 1,594,676
38,268,965 1,247,329 77,335,749 2,517,389
(8,809,859) (7,569,715) (24,205,314) (23,292,870)
31,272,390 (3,910,046) 54,407,979 (19,180,805)
615,547 510,356 562,804 731,884
4,008,548 125,633 1,587,364 52,920
(271,115) (366,987) (410,865) (175,945)
4,352,980 269,002 1,739,303 608,859
35,625,370 (3,641,044) 56,147,282 (18,571,946)

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - December 31, 2022 - Investor Destinations Funds
NVIT Investor Destinations Moderately
Conservative Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 9,188,404 $ 17,933,612
Net realized gains (losses) (6,497,547) 116,714,247
Net change in unrealized appreciation/depreciation (110,642,654) (82,903,898)
Change in net assets resulting from operations (107,951,797) 51,743,961
Distributions to Shareholders From:
Distributable earnings:
Class II (113,043,650) (8,319,225)
Class P (494,250) (38,797)
Change in net assets from shareholder distributions (113,537,900) (8,358,022)
Change in net assets from capital transactions 25,118,225 (81,843,197)
Change in net assets (196,371,472) (38,457,258)
Net Assets:
Beginning of year 774,079,548 812,536,806
End of year $ 577,708,076 $ 774,079,548
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 13,410,165 $ 14,126,406
Dividends reinvested 113,043,650 8,319,225
Cost of shares redeemed (101,978,612) (104,301,492)
Total Class II Shares 24,475,203 (81,855,861)
Class P Shares
Proceeds from shares issued 473,451 424,077
Dividends reinvested 494,250 38,797
Cost of shares redeemed (324,679) (450,210)
Total Class P Shares 643,022 12,664
Change in net assets from capital transactions $ 25,118,225 $ (81,843,197)
SHARE TRANSACTIONS:
Class II Shares
Issued 1,298,206 1,216,054
Reinvested 13,586,977 704,422
Redeemed (10,244,648) (8,957,381)
Total Class II Shares 4,640,535 (7,036,905)
Class P Shares
Issued 51,532 36,674
Reinvested 59,764 3,310
Redeemed (34,486) (38,963)
Total Class P Shares 76,810 1,021
Total change in shares 4,717,345 (7,035,884)

Investor Destinations Funds - December 31, 2022 - Statements of Changes in Net Assets - 77
NVIT Investor Destinations Conservative
Fund NVIT Investor Destinations Balanced Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 10,202,693 $ 13,599,107 $ 15,868,745 $ 36,882,792
(7,533,480) 45,868,818 (13,353,055) 275,140,812
(85,265,689) (39,685,652) (233,450,900) (182,827,246)
(82,596,476) 19,782,273 (230,935,210) 129,196,358
(42,518,443) (5,982,951) (267,976,555) (18,277,252)
(271,063) (45,665) (2,320,222) (159,072)
(42,789,506) (6,028,616) (270,296,777) (18,436,324)
(31,929,488) (106,215,705) 136,946,846 (162,663,846)
(157,315,470) (92,462,048) (364,285,141) (51,903,812)
702,858,770 795,320,818 1,580,170,028 1,632,073,840
$ 545,543,300 $ 702,858,770 $ 1,215,884,887 $ 1,580,170,028
$ 42,608,692 $ 59,842,982 $ 7,349,268 $ 23,055,977
42,518,443 5,982,951 267,976,555 18,277,252
(116,875,024) (171,922,703) (141,090,596) (204,091,989)
(31,747,889) (106,096,770) 134,235,227 (162,758,760)
447,132 1,107,199 1,064,045 1,111,440
271,063 45,665 2,320,222 159,072
(899,794) (1,271,799) (672,648) (1,175,598)
(181,599) (118,935) 2,711,619 94,914
$ (31,929,488) $ (106,215,705) $ 136,946,846 $ (162,663,846)
4,540,341 5,612,428 498,499 1,360,148
4,831,641 556,036 23,022,041 1,062,014
(12,196,749) (16,184,043) (9,891,916) (12,072,533)
(2,824,767) (10,015,579) 13,628,624 (9,650,371)
45,282 104,227 77,618 65,862
30,908 4,264 199,675 9,270
(92,766) (118,522) (50,494) (69,887)
(16,576) (10,031) 226,799 5,245
(2,841,343) (10,025,610) 13,855,423 (9,645,126)

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - December 31, 2022 - Investor Destinations Funds
NVIT Investor Destinations Capital
Appreciation Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 10,847,496 $ 39,233,625
Net realized gains (losses) (2,271,166) 408,795,041
Net change in unrealized appreciation/depreciation (262,594,055) (274,862,236)
Change in net assets resulting from operations (254,017,725) 173,166,430
Distributions to Shareholders From:
Distributable earnings:
Class I — —
Class II (397,228,327) (24,834,954)
Class P (5,037,807) (311,067)
Change in net assets from shareholder distributions (402,266,134) (25,146,021)
Change in net assets from capital transactions 263,964,707 (139,953,256)
Change in net assets (392,319,152) 8,067,153
Net Assets:
Beginning of year 1,485,378,912 1,477,311,759
End of year $ 1,093,059,760 $ 1,485,378,912
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class I Shares — —
Class II Shares
Proceeds from shares issued 3,303,337 7,228,528
Dividends reinvested 397,228,327 24,834,954
Cost of shares redeemed (141,564,421) (173,447,708)
Total Class II Shares 258,967,243 (141,384,226)
Class P Shares
Proceeds from shares issued 1,338,698 1,640,374
Dividends reinvested 5,037,807 311,067
Cost of shares redeemed (1,379,041) (520,471)
Total Class P Shares 4,997,464 1,430,970
Change in net assets from capital transactions $ 263,964,707 $ (139,953,256)

Investor Destinations Funds - December 31, 2022 - Statements of Changes in Net Assets - 79
NVIT Investor Destinations Managed Growth
& Income Fund
NVIT Investor Destinations Managed Growth
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 5,455,214 $ 11,304,683 $ 11,851,944 $ 30,397,384
(7,442,696) 73,089,794 (13,484,637) 256,606,092
(69,023,610) (47,851,870) (190,708,736) (143,128,099)
(71,011,092) 36,542,607 (192,341,429) 143,875,377
(188,188) (43,914) (804,069) (185,907)
(46,321,341) (12,773,762) (187,493,362) (48,716,561)
— — — —
(46,509,529) (12,817,676) (188,297,431) (48,902,468)
15,512,902 (7,639,106) 117,207,999 (17,431,954)
(102,007,719) 16,085,825 (263,430,861) 77,540,955
512,323,755 496,237,930 1,291,619,681 1,214,078,726
$ 410,316,036 $ 512,323,755 $ 1,028,188,820 $ 1,291,619,681
$ 445,383 $ 284,294 $ 1,053,060 $ 901,319
188,188 43,914 804,069 185,907
(97,473) (129,168) (220,171) (207,807)
536,098 199,040 1,636,958 879,419
7,518,558 13,616,150 13,383,720 15,790,966
46,321,341 12,773,762 187,493,362 48,716,561
(38,863,095) (34,228,058) (85,306,041) (82,818,900)
14,976,804 (7,838,146) 115,571,041 (18,311,373)
— — — —
— — — —
— — — —
— — — —
$ 15,512,902 $ (7,639,106) $ 117,207,999 $ (17,431,954)

The accompanying notes are an integral part of these financial statements.
80 - Statements of Changes in Net Assets - December 31, 2022 - Investor Destinations Funds
NVIT Investor Destinations Capital
Appreciation Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class I Shares — —
Class II Shares
Issued 245,603 375,125
Reinvested 36,746,376 1,245,484
Redeemed (9,351,625) (8,844,950)
Total Class II Shares 27,640,354 (7,224,341)
Class P Shares
Issued 98,920 84,125
Reinvested 468,633 15,687
Redeemed (85,617) (27,057)
Total Class P Shares 481,936 72,755
Total change in shares 28,122,290 (7,151,586)

Investor Destinations Funds - December 31, 2022 - Statements of Changes in Net Assets - 81
NVIT Investor Destinations Managed Growth
& Income Fund
NVIT Investor Destinations Managed Growth
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
41,167 24,014 100,565 71,164
20,235 3,663 86,739 14,389
(9,345) (10,787) (19,962) (16,062)
52,057 16,890 167,342 69,491
716,331 1,146,986 1,191,270 1,239,454
5,007,713 1,068,040 20,357,585 3,779,407
(3,753,256) (2,893,840) (7,807,608) (6,494,464)
1,970,788 (678,814) 13,741,247 (1,475,603)
— — — —
— — — —
— — — —
— — — —
2,022,845 (661,924) 13,908,589 (1,406,112)

82 - Statements of Cash Flows - For the Year Ended December 31, 2022 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Conservative Fund
INCREASE (DECREASE) IN CASH
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations $ (82,596,476)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities of affiliated issuers (58,219,292)
Proceeds from disposition of investment securities of affiliated issuers 236,139,796
Purchase of investment securities of unaffiliated issuers (30,558,480)
Proceeds from disposition of investment securities of unaffiliated issuers 3,219,807
Purchase of short-term investments, net (37,174,933)
Reinvestment of dividend income from affiliated issuers (10,283,746)
Reinvestment of interest income from affiliated issuers (1,575,797)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers 73,205,028
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers 12,060,661
Reinvestment of net realized gains distributions from affiliated issuers (1,735,607)
Net realized (gain) loss from transactions in investment securities of affiliated issuers 8,637,711
Net realized (gain) loss from transactions in investment securities of unaffiliated issuers 631,376
(Increase) decrease in receivable for investments sold (208,579)
(Increase) decrease in securities lending income receivable 1,625
(Increase) decrease in interest and dividends receivable (245,329)
(Increase) decrease in prepaid expenses 102
Increase (decrease) in collateral for securities lending payable (36,802,631)
Increase (decrease) in investment advisory fees payable (16,122)
Increase (decrease) in fund administration fees payable (8,579)
Increase (decrease) in distribution fees payable (31,093)
Increase (decrease) in administrative servicing fees payable (17,858)
Increase (decrease) in accounting and transfer agent fees payable 209
Increase (decrease) in trustee fees payable 22
Increase (decrease) in custodian fees payable 12,061
Increase (decrease) in compliance program costs payable 10
Increase (decrease) in professional fees payable (3,420)
Increase (decrease) in printing fees payable 3,994
Increase (decrease) in other payables (1,532)
Net cash provided by (used by) operating activities 74,432,928
Cash flows provided by (used in) financing activities
Proceeds from shares issued 43,136,325
Cost of shares redeemed (117,569,253)
Net cash provided by (used by) financing activities (74,432,928)
Net increase (decrease) in cash –
Cash:
Beginning of period –
End of period $ –
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions. $42,789,506
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, interest income from affiliated issuers and realized gains distributions from affiliated issuers, as applicable. $13,595,150

Investor Destinations Fund - December 31, 2022 - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2022 $ 14.81 $ 0.08 $ (2.87) $ (2.79) $ — $ (3.37) $ (3.37) $ 8.65 (18.89)% $ 284,010 0.59% 0.67% 0.59% 21.13%
12/31/2021 13.05 0.43 1.59 2.02 (0.02) (0.24) (0.26) 14.81 15.50% 358,122 0.58% 2.99% 0.58% 61.15%
12/31/2020 12.40 0.18 1.30 1.48 (0.03) (0.80) (0.83) 13.05 12.82% 296,578 0.59% 1.53% 0.59% 15.71%
12/31/2019 11.21 0.23 2.34 2.57 (0.24) (1.14) (1.38) 12.40 23.73% 267,228 0.59% 1.86% 0.59% 12.92%(g)
12/31/2018 13.60 0.19 (1.27) (1.08) (0.19) (1.12) (1.31) 11.21 (8.85)% 241,290 0.59% 1.42% 0.59% 17.14%
Class P Shares
12/31/2022 14.72 0.10 (2.86) (2.76) — (3.37) (3.37) 8.59 (18.77)% 37,279 0.44% 0.86% 0.44% 21.13%
12/31/2021 12.96 0.45 1.58 2.03 (0.03) (0.24) (0.27) 14.72 15.74% 40,988 0.43% 3.18% 0.43% 61.15%
12/31/2020 12.30 0.20 1.29 1.49 (0.03) (0.80) (0.83) 12.96 13.00% 33,465 0.44% 1.75% 0.44% 15.71%
12/31/2019 11.14 0.27 2.29 2.56 (0.26) (1.14) (1.40) 12.30 23.80% 26,844 0.44% 2.19% 0.44% 12.92%(g)
12/31/2018 13.52 0.22 (1.27) (1.05) (0.21) (1.12) (1.33) 11.14 (8.66)% 19,453 0.44% 1.70% 0.44% 17.14%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

84 - Financial Highlights - December 31, 2022 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2022 $ 14.70 $ 0.08 $ (2.75) $ (2.67) $ — $ (4.23) $ (4.23) $ 7.80 (18.28)% $ 827,408 0.57% 0.77% 0.57% 16.14%
12/31/2021 13.15 0.40 1.39 1.79 (0.02) (0.22) (0.24) 14.70 13.63% 1,099,938 0.57% 2.85% 0.57% 59.87%
12/31/2020 12.51 0.18 1.27 1.45 (0.03) (0.78) (0.81) 13.15 12.33% 1,034,734 0.58% 1.49% 0.58% 13.54%
12/31/2019 11.58 0.24 2.19 2.43 (0.25) (1.25) (1.50) 12.51 21.83% 1,021,891 0.57% 1.89% 0.57% 11.88%(g)
12/31/2018 14.11 0.21 (1.17) (0.96) (0.21) (1.36) (1.57) 11.58 (7.73)% 958,862 0.57% 1.54% 0.57% 10.53%
Class P Shares
12/31/2022 14.58 0.11 (2.75) (2.64) — (4.23) (4.23) 7.71 (18.23)% 88,712 0.42% 0.98% 0.42% 16.14%
12/31/2021 13.04 0.44 1.36 1.80 (0.04) (0.22) (0.26) 14.58 13.84% 104,200 0.42% 3.14% 0.42% 59.87%
12/31/2020 12.39 0.21 1.25 1.46 (0.03) (0.78) (0.81) 13.04 12.53% 89,662 0.43% 1.75% 0.43% 13.54%
12/31/2019 11.48 0.28 2.16 2.44 (0.28) (1.25) (1.53) 12.39 22.04% 75,487 0.42% 2.22% 0.42% 11.88%(g)
12/31/2018 14.01 0.26 (1.19) (0.93) (0.24) (1.36) (1.60) 11.48 (7.61)% 57,797 0.42% 1.90% 0.42% 10.53%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2022 - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2022 $ 13.14 $ 0.10 $ (2.26) $ (2.16) $ — $ (3.44) $ (3.44) $ 7.54 (16.55)% $ 1,802,235 0.57% 1.01% 0.57% 12.51%
12/31/2021 12.07 0.33 0.91 1.24 (0.02) (0.15) (0.17) 13.14 10.31% 2,427,562 0.57% 2.61% 0.57% 50.07%
12/31/2020 11.60 0.18 0.97 1.15 (0.02) (0.66) (0.68) 12.07 10.34% 2,461,085 0.57% 1.56% 0.57% 12.14%
12/31/2019 11.06 0.24 1.66 1.90 (0.25) (1.11) (1.36) 11.60 17.74% 2,501,624 0.57% 1.99% 0.57% 11.80%(g)
12/31/2018 13.02 0.22 (0.89) (0.67) (0.22) (1.07) (1.29) 11.06 (5.68)% 2,385,345 0.57% 1.73% 0.57% 11.64%
Class P Shares
12/31/2022 13.07 0.12 (2.26) (2.14) — (3.44) (3.44) 7.49 (16.49)% 39,031 0.42% 1.22% 0.42% 12.51%
12/31/2021 12.02 0.39 0.86 1.25 (0.05) (0.15) (0.20) 13.07 10.44% 45,364 0.42% 3.08% 0.42% 50.07%
12/31/2020 11.53 0.22 0.95 1.17 (0.02) (0.66) (0.68) 12.02 10.59% 34,383 0.42% 1.98% 0.42% 12.14%
12/31/2019 11.01 0.27 1.63 1.90 (0.27) (1.11) (1.38) 11.53 17.83% 25,394 0.42% 2.28% 0.42% 11.80%(g)
12/31/2018 12.97 0.26 (0.90) (0.64) (0.25) (1.07) (1.32) 11.01 (5.53)% 20,920 0.42% 2.03% 0.42% 11.64%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

86 - Financial Highlights - December 31, 2022 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2022 $ 11.88 $ 0.14 $ (1.84) $ (1.70) $ — $ (1.91) $ (1.91) $ 8.27 (14.39)% $ 574,999 0.58% 1.42% 0.58% 13.53%
12/31/2021 11.25 0.26 0.49 0.75 (0.02) (0.10) (0.12) 11.88 6.71% 771,094 0.58% 2.24% 0.58% 34.00%
12/31/2020 10.68 0.16 0.73 0.89 (0.01) (0.31) (0.32) 11.25 8.55% 809,718 0.58% 1.54% 0.58% 14.41%
12/31/2019 10.14 0.22 1.12 1.34 (0.23) (0.57) (0.80) 10.68 13.48% 825,375 0.58% 2.01% 0.58% 8.43%(g)
12/31/2018 11.37 0.21 (0.61) (0.40) (0.21) (0.62) (0.83) 10.14 (3.73)% 804,423 0.57% 1.87% 0.57% 10.79%
Class P Shares
12/31/2022 11.80 0.17 (1.85) (1.68) — (1.91) (1.91) 8.21 (14.34)% 2,709 0.43% 1.68% 0.43% 13.53%
12/31/2021 11.18 0.28 0.49 0.77 (0.05) (0.10) (0.15) 11.80 6.87% 2,985 0.43% 2.45% 0.43% 34.00%
12/31/2020 10.60 0.19 0.71 0.90 (0.01) (0.31) (0.32) 11.18 8.71% 2,818 0.43% 1.83% 0.43% 14.41%
12/31/2019 10.07 0.24 1.11 1.35 (0.25) (0.57) (0.82) 10.60 13.67% 2,293 0.43% 2.28% 0.43% 8.43%(g)
12/31/2018 11.30 0.24 (0.62) (0.38) (0.23) (0.62) (0.85) 10.07 (3.58)% 1,926 0.42% 2.14% 0.42% 10.79%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2022 - Financial Highlights - 87
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2022 $ 10.74 $ 0.16 $ (1.46) $ (1.30) $ — $ (0.72) $ (0.72) $ 8.72 (12.19)% $ 542,037 0.58% 1.69% 0.58% 17.41%
12/31/2021 10.54 0.20 0.09 0.29 (0.02) (0.07) (0.09) 10.74 2.75% 698,366 0.58% 1.86% 0.58% 25.65%
12/31/2020 9.98 0.17 0.50 0.67 (0.01) (0.10) (0.11) 10.54 6.71% 790,805 0.58% 1.66% 0.58% 22.58%
12/31/2019 9.50 0.20 0.70 0.90 (0.22) (0.20) (0.42) 9.98 9.53% 688,613 0.58% 2.06% 0.58% 15.84%(g)
12/31/2018 10.08 0.20 (0.38) (0.18) (0.20) (0.20) (0.40) 9.50 (1.80)% 683,885 0.58% 2.02% 0.58% 16.29%
Class P Shares
12/31/2022 10.70 0.18 (1.46) (1.28) — (0.72) (0.72) 8.70 (12.04)% 3,506 0.43% 1.84% 0.43% 17.41%
12/31/2021 10.51 0.21 0.09 0.30 (0.04) (0.07) (0.11) 10.70 2.85% 4,493 0.43% 2.02% 0.43% 25.65%
12/31/2020 9.93 0.18 0.51 0.69 (0.01) (0.10) (0.11) 10.51 6.95% 4,515 0.43% 1.82% 0.43% 22.58%
12/31/2019 9.46 0.23 0.67 0.90 (0.23) (0.20) (0.43) 9.93 9.65% 4,124 0.43% 2.30% 0.43% 15.84%(g)
12/31/2018 10.04 0.23 (0.39) (0.16) (0.22) (0.20) (0.42) 9.46 (1.62)% 3,555 0.43% 2.32% 0.43% 16.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

88 - Financial Highlights - December 31, 2022 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2022 $ 17.34 $ 0.17 $ (2.75) $ (2.58) $ — $ (3.18) $ (3.18) $ 11.58 (14.99)% $ 1,205,067 0.57% 1.19% 0.57% 13.14%
12/31/2021 16.20 0.38 0.95 1.33 (0.03) (0.16) (0.19) 17.34 8.24% 1,567,915 0.57% 2.26% 0.57% 41.04%
12/31/2020 15.26 0.24 1.16 1.40 (0.02) (0.44) (0.46) 16.20 9.41% 1,620,709 0.57% 1.61% 0.57% 14.53%
12/31/2019 14.39 0.32 1.84 2.16 (0.33) (0.96) (1.29) 15.26 15.34% 1,582,104 0.57% 2.06% 0.57% 12.40%(g)
12/31/2018 16.11 0.30 (1.04) (0.74) (0.30) (0.68) (0.98) 14.39 (4.85)% 1,475,912 0.57% 1.87% 0.57% 13.01%
Class P Shares
12/31/2022 17.30 0.20 (2.75) (2.55) — (3.18) (3.18) 11.57 (14.84)% 10,818 0.42% 1.41% 0.42% 13.14%
12/31/2021 16.16 0.43 0.93 1.36 (0.06) (0.16) (0.22) 17.30 8.45% 12,255 0.42% 2.51% 0.42% 41.04%
12/31/2020 15.21 0.29 1.12 1.41 (0.02) (0.44) (0.46) 16.16 9.50% 11,365 0.42% 1.91% 0.42% 14.53%
12/31/2019 14.35 0.37 1.81 2.18 (0.36) (0.96) (1.32) 15.21 15.51% 9,412 0.42% 2.42% 0.42% 12.40%(g)
12/31/2018 16.06 0.34 (1.04) (0.70) (0.33) (0.68) (1.01) 14.35 (4.63)% 7,387 0.42% 2.16% 0.42% 13.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2022 - Financial Highlights - 89
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2022 $ 20.21 $ 0.13 $ (3.65) $ (3.52) $ — $ (5.93) $ (5.93) $ 10.76 (17.57)% $ 1,078,510 0.57% 0.89% 0.57% 12.44%
12/31/2021 18.32 0.51 1.71 2.22 (0.03) (0.30) (0.33) 20.21 12.16% 1,467,723 0.57% 2.60% 0.57% 55.36%
12/31/2020 17.45 0.26 1.66 1.92 (0.03) (1.02) (1.05) 18.32 11.62% 1,462,628 0.57% 1.52% 0.57% 12.84%
12/31/2019 16.03 0.33 2.78 3.11 (0.36) (1.33) (1.69) 17.45 19.94% 1,445,670 0.57% 1.91% 0.57% 9.90%(g)
12/31/2018 18.57 0.30 (1.41) (1.11) (0.30) (1.13) (1.43) 16.03 (6.47)% 1,362,536 0.57% 1.63% 0.57% 11.49%
Class P Shares
12/31/2022 20.12 0.16 (3.65) (3.49) — (5.93) (5.93) 10.70 (17.50)% 14,549 0.42% 1.09% 0.42% 12.44%
12/31/2021 18.24 0.59 1.66 2.25 (0.07) (0.30) (0.37) 20.12 12.38% 17,656 0.42% 3.01% 0.42% 55.36%
12/31/2020 17.35 0.33 1.61 1.94 (0.03) (1.02) (1.05) 18.24 11.80% 14,683 0.42% 1.96% 0.42% 12.84%
12/31/2019 15.95 0.39 2.73 3.12 (0.39) (1.33) (1.72) 17.35 20.11% 10,776 0.42% 2.25% 0.42% 9.90%(g)
12/31/2018 18.50 0.37 (1.45) (1.08) (0.34) (1.13) (1.47) 15.95 (6.36)% 8,387 0.42% 2.03% 0.42% 11.49%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

90 - Financial Highlights - December 31, 2022 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 12.00 $ 0.16 $ (1.81) $ (1.65) $ — $ (1.14) $ (1.14) $ 9.21 (13.87)% $ 1,763 0.30% 1.58% 0.35% 15.70%
12/31/2021 11.45 0.30 0.58 0.88 (0.05) (0.28) (0.33) 12.00 7.72% 1,673 0.30% 2.56% 0.35% 45.26%
12/31/2020 11.06 0.21 0.31 0.52 (0.01) (0.12) (0.13) 11.45 4.83% 1,402 0.30% 1.91% 0.35% 13.58%
12/31/2019 10.21 0.26 1.10 1.36 (0.27) (0.24) (0.51) 11.06 13.37% 1,218 0.30% 2.44% 0.35% 18.32%(h)
12/31/2018 11.63 0.26 (0.85) (0.59) (0.24) (0.59) (0.83) 10.21 (5.38)% 945 0.30% 2.28% 0.35% 14.15%
Class II Shares
12/31/2022 11.97 0.13 (1.81) (1.68) — (1.14) (1.14) 9.15 (14.17)% 408,553 0.55% 1.23% 0.60% 15.70%
12/31/2021 11.41 0.26 0.60 0.86 (0.02) (0.28) (0.30) 11.97 7.57% 510,651 0.55% 2.23% 0.60% 45.26%
12/31/2020 11.05 0.17 0.32 0.49 (0.01) (0.12) (0.13) 11.41 4.56% 494,836 0.55% 1.54% 0.60% 13.58%
12/31/2019 10.21 0.23 1.09 1.32 (0.24) (0.24) (0.48) 11.05 13.00% 492,738 0.55% 2.09% 0.60% 18.32%(h)
12/31/2018 11.63 0.21 (0.83) (0.62) (0.21) (0.59) (0.80) 10.21 (5.63)% 443,904 0.55% 1.87% 0.60% 14.15%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - December 31, 2022 - Financial Highlights - 91
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 12.96 $ 0.16 $ (2.06) $ (1.90) $ — $ (1.97) $ (1.97) $ 9.09 (14.96)% $ 4,883 0.31% 1.43% 0.34% 14.73%
12/31/2021 12.01 0.36 1.12 1.48 (0.06) (0.47) (0.53) 12.96 12.34% 4,793 0.31% 2.81% 0.34% 51.90%
12/31/2020 11.49 0.21 0.53 0.74 (0.01) (0.21) (0.22) 12.01 6.59% 3,608 0.31% 1.88% 0.35% 13.50%
12/31/2019 10.43 0.27 1.33 1.60 (0.27) (0.27) (0.54) 11.49 15.52% 3,081 0.31% 2.39% 0.34% 14.79%(h)
12/31/2018 12.02 0.24 (0.90) (0.66) (0.23) (0.70) (0.93) 10.43 (5.82)% 2,313 0.31% 2.11% 0.34% 12.01%
Class II Shares
12/31/2022 12.92 0.12 (2.04) (1.92) — (1.97) (1.97) 9.03 (15.16)% 1,023,306 0.56% 1.06% 0.59% 14.73%
12/31/2021 11.98 0.30 1.13 1.43 (0.02) (0.47) (0.49) 12.92 12.01% 1,286,826 0.56% 2.38% 0.59% 51.90%
12/31/2020 11.49 0.17 0.54 0.71 (0.01) (0.21) (0.22) 11.98 6.33% 1,210,471 0.56% 1.49% 0.60% 13.50%
12/31/2019 10.43 0.23 1.34 1.57 (0.24) (0.27) (0.51) 11.49 15.25% 1,184,500 0.56% 2.06% 0.59% 14.79%(h)
12/31/2018 12.02 0.21 (0.90) (0.69) (0.20) (0.70) (0.90) 10.43 (6.05)% 1,045,770 0.56% 1.78% 0.59% 12.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

92 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Investor Destinations Aggressive Fund ("Investor Destinations Aggressive")
NVIT Investor Destinations Moderately Aggressive Fund ("Investor Destinations Moderately Aggressive")
NVIT Investor Destinations Moderate Fund ("Investor Destinations Moderate")
NVIT Investor Destinations Moderately Conservative Fund ("Investor Destinations Moderately Conservative")
NVIT Investor Destinations Conservative Fund ("Investor Destinations Conservative")
NVIT Investor Destinations Balanced Fund ("Investor Destinations Balanced")
NVIT Investor Destinations Capital Appreciation Fund ("Investor Destinations Capital Appreciation")
NVIT Investor Destinations Managed Growth & Income Fund ("Investor Destinations Managed Growth & Income")
NVIT Investor Destinations Managed Growth Fund ("Investor Destinations Managed Growth")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC. Shares of Investor
Destinations Moderate and Investor Destinations Capital Appreciation are also held by other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, affiliated series of the Nationwide Mutual Funds (“NMF”) and affiliated series of the ETF Series Solutions (“ESS”) (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Fund may also invest in an unregistered fixed interest contract (the “Nationwide Contract”) issued by NLIC.
The Funds, as applicable, currently offer Class I, Class II and Class P shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 93
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust, other series of NMF, and other series of ESS (together, the “series of the
Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’
Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
During the period, certain Funds invested in the Nationwide Contract (Investment contract). The Nationwide Contract is a fixed interest contract issued by NLIC. The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each
Fund that invests in a contract. As of December 31, 2022, the Funds did not invest in the Nationwide Contract.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 7,495,093 $ – $ – $ 7,495,093
Investment Companies 311,591,226 – – 311,591,226
Short-Term Investment 2,395,440 – – 2,395,440
Total $ 321,481,759 $ – $ – $ 321,481,759
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 38,030,540 $ – $ – $ 38,030,540
Investment Companies 867,326,442 – – 867,326,442
Short-Term Investment 11,267,250 – – 11,267,250
Total $ 916,624,232 $ – $ – $ 916,624,232

94 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 114,160,640 $ – $ – $ 114,160,640
Investment Companies 1,634,417,583 – – 1,634,417,583
Repurchase Agreements – 31,363,399 – 31,363,399
Short-Term Investment 93,451,651 – – 93,451,651
Total $ 1,842,029,874 $ 31,363,399 $ – $ 1,873,393,273
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 58,067,662 $ – $ – $ 58,067,662
Investment Companies 468,454,813 – – 468,454,813
Repurchase Agreements – 25,719,409 – 25,719,409
Short-Term Investment 51,372,631 – – 51,372,631
Total $ 577,895,106 $ 25,719,409 $ – $ 603,614,515
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 61,911,101 $ – $ – $ 61,911,101
Investment Companies 409,803,292 – – 409,803,292
Repurchase Agreement – 5,783,937 – 5,783,937
Short-Term Investment 73,977,564 – – 73,977,564
Total $ 545,691,957 $ 5,783,937 $ – $ 551,475,894
Investor Destinations Balanced
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 84,940,437 $ – $ – $ 84,940,437
Investment Companies 1,033,933,970 – – 1,033,933,970
Repurchase Agreements – 21,257,430 – 21,257,430
Short-Term Investment 97,371,623 – – 97,371,623
Total $ 1,216,246,030 $ 21,257,430 $ – $ 1,237,503,460
Investor Destinations Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 68,509,525 $ – $ – $ 68,509,525
Investment Companies 998,429,646 – – 998,429,646
Repurchase Agreements – 14,945,931 – 14,945,931
Short-Term Investment 26,648,881 – – 26,648,881
Total $ 1,093,588,052 $ 14,945,931 $ – $ 1,108,533,983
Investor Destinations Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 27,052,526 $ – $ – $ 27,052,526
Futures Contracts# 1,061,384 – – 1,061,384
Investment Companies 331,303,753 – – 331,303,753
Repurchase Agreements – 3,698,291 – 3,698,291
Short-Term Investment 30,359,290 – – 30,359,290
Total $ 389,776,953 $ 3,698,291 $ – $ 393,475,244

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 95
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Investor Destinations Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 58,713,032 $ – $ – $ 58,713,032
Futures Contracts# 1,256,618 – – 1,256,618
Investment Companies 851,472,122 – – 851,472,122
Repurchase Agreement – 17,419,135 – 17,419,135
Short-Term Investment 47,267,279 – – 47,267,279
Total $ 958,709,051 $ 17,419,135 $ – $ 976,128,186
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities
.
Investor Destinations Aggressive
Investment
Contract Total
Balance as of December 31, 2021 $ 3,598,901 $ 3,598,901
Purchases
*
50,870 50,870
Sales (3,649,771) (3,649,771)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2022 $ — $ —
Investor Destinations Moderately Aggressive
Investment
Contract Total
Balance as of December 31, 2021 $ 20,098,523 $ 20,098,523
Purchases
*
269,330 269,330
Sales (20,367,853) (20,367,853)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2022 $ — $ —
Investor Destinations Moderate
Investment
Contract Total
Balance as of December 31, 2021 $ 165,192,185 $ 165,192,185
Purchases
*
2,166,833 2,166,833
Sales (167,359,018) (167,359,018)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2022 $ — $ —
Investor Destinations Moderately Conservative
Investment
Contract Total
Balance as of December 31, 2021 $ 90,347,667 $ 90,347,667
Purchases
*
1,148,723 1,148,723
Sales (91,496,390) (91,496,390)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2022 $ — $ —

96 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
For additional information about each affiliated Underlying Fund's valuation policies, please refer to the affiliated Underlying Fund’s most recent annual report to shareholders which can be found at www.nationwide.com/mutualfundsnvit for series of the Trust, at
www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS or at the SEC's website at www.
sec.gov.
Investor Destinations Conservative
Investment
Contract Total
Balance as of December 31, 2021 $ 125,854,973 $ 125,854,973
Purchases
*
3,398,518 3,398,518
Sales (129,253,491) (129,253,491)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2022 $ — $ —
Investor Destinations Balanced
Investment
Contract Total
Balance as of December 31, 2021 $ 166,248,172 $ 166,248,172
Purchases
*
2,117,943 2,117,943
Sales (168,366,115) (168,366,115)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2022 $ — $ —
Investor Destinations Capital Appreciation
Investment
Contract Total
Balance as of December 31, 2021 $ 52,648,917 $ 52,648,917
Purchases
*
635,638 635,638
Sales (53,284,555) (53,284,555)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2022 $ — $ —
Investor Destinations Managed Growth & Income
Investment
Contract Total
Balance as of December 31, 2021 $ 51,613,238 $ 51,613,238
Purchases
*
1,775,761 1,775,761
Sales (53,388,999) (53,388,999)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2022 $ — $ —
Investor Destinations Managed Growth
Investment
Contract Total
Balance as of December 31, 2021 $ 85,932,915 $ 85,932,915
Purchases
*
2,488,320 2,488,320
Sales (88,421,235) (88,421,235)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of December 31, 2022 $ — $ —
*
Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 97
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semiannual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, the Funds did not have overdrawn balances.
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Investor Destinations Managed Growth & Income and Investor Destinations
Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, each Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
NFA’s view of current equity market conditions. Through the use of these futures contracts, each Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.

98 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2022:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2022:
Investor Destinations Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,061,384
Total $ 1,061,384
Investor Destinations Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,256,618
Total $ 1,256,618
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Investor Destinations Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (2,153,178)
Total $ (2,153,178)
Investor Destinations Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 556,935
Total $ 556,935
Investor Destinations Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,339,713
Total $ 1,339,713
Investor Destinations Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,101,751
Total $ 1,101,751
Investor Destinations Managed Growth & Income
Futures Contracts:
Average Notional Balance Short $ 73,468,743

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 99
(d) Securities Lending
During the year ended December 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts
Investor Destinations Managed Growth
Futures Contracts:
Average Notional Balance Long $ 10,532,818
Average Notional Balance Short $ 299,374,189
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Investor Destinations Moderate $ 31,363,399
Investor Destinations Moderately Conservative 25,719,409
Investor Destinations Conservative 5,783,937
Investor Destinations Balanced 21,257,430
Investor Destinations Capital Appreciation 14,945,931
Investor Destinations Managed Growth & Income 3,698,291
Investor Destinations Managed Growth 17,419,135

100 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(e) Joint Repurchase Agreements
During the year ended December 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $29,716,025, collateralized by U.S. Government
Agency Securities, 3.00%, maturing 12/20/2047 - 9/20/2049; total market value $30,295,871.
BofA Securities, Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $17,758,481, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 4.50%, maturing 11/20/2049 - 7/20/2051; total market value $18,105,000.
Cantor Fitzgerald & Co., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $147,417,656, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 7.35%, maturing 4/1/2023 - 11/20/2072; total market value $150,294,202.
Credit Suisse AG, 4.27%, dated 12/30/2022, due 1/3/2023, repurchase price $39,494,229, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 5.00%, maturing 2/23/2023 - 5/15/2037; total market value $40,284,146.
Pershing LLC, 4.33%, dated 12/30/2022, due 1/3/2023, repurchase price $61,564,605, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.63% - 8.50%, maturing 7/16/2023 - 11/20/2072; total market value $62,765,700.

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 101
Investor Destinations Moderate
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
BofA Securities, Inc. 8,000,000 – 8,000,000 (8,000,000) –
Cantor Fitzgerald &
Co. 12,363,399 – 12,363,399 (12,363,399) –
Pershing LLC 10,000,000 – 10,000,000 (10,000,000) –
Total $ 31,363,399 $ – $ 31,363,399 $ (31,363,399) $ –
Investor Destinations Moderately Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 10,443,909 $ – $ 10,443,909 $ (10,443,909) $ –
Credit Suisse AG 275,500 – 275,500 (275,500) –
Pershing LLC 15,000,000 – 15,000,000 (15,000,000) –
Total $ 25,719,409 $ – $ 25,719,409 $ (25,719,409) $ –
Investor Destinations Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 5,783,937 $ – $ 5,783,937 $ (5,783,937) $ –
Total $ 5,783,937 $ – $ 5,783,937 $ (5,783,937) $ –

102 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
Investor Destinations Balanced
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BofA Securities, Inc. $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
Cantor Fitzgerald &
Co. 11,257,430 – 11,257,430 (11,257,430) –
Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 21,257,430 $ – $ 21,257,430 $ (21,257,430) $ –
Investor Destinations Capital Appreciation
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 9,945,931 $ – $ 9,945,931 $ (9,945,931) $ –
Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 14,945,931 $ – $ 14,945,931 $ (14,945,931) $ –
Investor Destinations Managed Growth & Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 3,648,291 $ – $ 3,648,291 $ (3,648,291) $ –
Credit Suisse AG 50,000 – 50,000 (50,000) –
Total $ 3,698,291 $ – $ 3,698,291 $ (3,698,291) $ –

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 103
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to investments in regulated investment companies and consent dividends. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.
The temporary differences as of December 31, 2022 may primarily be attributable to mark-to-market adjustments on futures, outstanding straddle loss deferrals, and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2022 were as follows:
Investor Destinations Managed Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 17,419,135 $ – $ 17,419,135 $ (17,419,135) $ –
Total $ 17,419,135 $ – $ 17,419,135 $ (17,419,135) $ –
* As of December 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.
Fund Capital
Total
Distributable
Earnings (Loss)
Investor Destinations Aggressive $ 12,192,197 $ (12,192,197)
Investor Destinations Moderately Aggressive 36,503,017 (36,503,017)
Investor Destinations Moderate 69,935,321 (69,935,321)
Investor Destinations Moderately Conservative 19,018,034 (19,018,034)
Investor Destinations Conservative 14,298,755 (14,298,755)
Investor Destinations Balanced 38,993,855 (38,993,855)
Investor Destinations Capital Appreciation 41,896,547 (41,896,547)
Investor Destinations Managed Growth & Income 11,939,254 (11,939,254)
Investor Destinations Managed Growth 32,290,711 (32,290,711)

104 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
As of December 31, 2022, the estimated maximum amounts each Fund may claim as consent dividends for 2022 are as follows:
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(i) Cash and Cash Equivalents
For the purposes of the Statements of Cash Flows, the Funds define Cash and Cash Equivalents as cash, restricted cash, money market funds and other investments held in lieu of cash.
(j) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for Investor Destinations Managed Growth &
Income and Investor Destinations Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund
Ordinary Distribution
Available for
Consent Dividend
Investor Destinations Aggressive $ 3,430,648
Investor Destinations Moderately Aggressive 9,942,822
Investor Destinations Moderate 22,183,144
Investor Destinations Moderately Conservative 9,566,746
Investor Destinations Conservative 10,229,627
Investor Destinations Balanced 16,676,362
Investor Destinations Capital Appreciation 11,933,193
Investor Destinations Managed Growth & Income 5,693,935
Investor Destinations Managed Growth 12,496,238

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 105
For the year ended December 31, 2022, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $57,140 during the year ended December 31, 2022.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Fund Fee Schedule
Advisory Fee
(annual rate)
Investor Destinations Aggressive All assets 0.13%
Investor Destinations Moderately Aggressive All assets 0.13%
Investor Destinations Moderate All assets 0.13%
Investor Destinations Moderately Conservative All assets 0.13%
Investor Destinations Conservative All assets 0.13%
Investor Destinations Balanced All assets 0.13%
Investor Destinations Capital Appreciation All assets 0.13%
Investor Destinations Managed Growth & Income All assets 0.15%
Investor Destinations Managed Growth All assets 0.15%
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Investor Destinations Aggressive 0.13% 0.13%
Investor Destinations Moderately Aggressive 0.13 0.13
Investor Destinations Moderate 0.13 0.13
Investor Destinations Moderately Conservative 0.13 0.13
Investor Destinations Conservative 0.13 0.13
Investor Destinations Balanced 0.13 0.13
Investor Destinations Capital Appreciation 0.13 0.13
Investor Destinations Managed Growth & Income 0.15 0.10
Investor Destinations Managed Growth 0.15 0.12
Fund Classes
Amount
(annual rate)
Investor Destinations Balanced All Classes 0.28%
Investor Destinations Capital Appreciation All Classes 0.28
Investor Destinations Managed Growth & Income All Classes 0.15
Investor Destinations Managed Growth All Classes 0.16
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
Investor Destinations Managed Growth & Income $ 240,665 $ 251,339 $ 221,646 $ 713,650
Investor Destinations Managed Growth 384,174 382,225 352,955 1,119,354

106 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
During the year ended December 31, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2022, NFM earned an aggregate of $2,265,040 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Funds' aggregate portion of such costs amounted to $36,118.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II and Class P shares of each Fund.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the year ended December 31, 2022, the effective rates for administrative services fees were as follows:
N/A - Not applicable.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund Class I Class II
Investor Destinations Aggressive N/A 0.15%
Investor Destinations Moderately Aggressive N/A 0.15
Investor Destinations Moderate N/A 0.15
Investor Destinations Moderately Conservative N/A 0.15
Investor Destinations Conservative N/A 0.15
Investor Destinations Balanced N/A 0.15
Investor Destinations Capital Appreciation N/A 0.15
Investor Destinations Managed Growth & Income 0.15% 0.15
Investor Destinations Managed Growth 0.15 0.15

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 107
For the year ended December 31, 2022, each Fund’s total administrative services fees were as follows:
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Contract during the year ended December 31, 2022 were as follows:
Fund Amount
Investor Destinations Aggressive $ 454,679
Investor Destinations Moderately Aggressive 1,366,145
Investor Destinations Moderate 3,010,365
Investor Destinations Moderately Conservative 967,932
Investor Destinations Conservative 899,811
Investor Destinations Balanced 1,989,181
Investor Destinations Capital Appreciation 1,803,376
Investor Destinations Managed Growth & Income 665,957
Investor Destinations Managed Growth 1,679,022
Investor Destinations Aggressive
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 16,259,793 184,550,255 42,742,163 (13,964,799) (3,057,190) (34,502,068) 175,768,361 — —
NVIT Emerging Markets
Fund, Class Y 2,262,958 23,655,155 6,403,939 (147,020) (58,909) (6,703,105) 23,150,060 301,082 —
NVIT International Index
Fund, Class Y 6,026,730 91,366,767 12,128,441 (30,292,848) (4,259,216) (13,256,163) 55,686,981 2,514,575 —
NVIT Mid Cap Index Fund,
Class Y 1,713,857 40,584,802 9,131,172 (5,748,178) (381,697) (13,764,980) 29,821,119 413,097 8,279,787
NVIT Small Cap Index Fund,
Class Y 376,419 3,302,558 408,466 (2,925) (329) (1,054,016) 2,653,754 31,586 348,664
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 1,431,640 13,607,580 2,229,784 (969,583) (203,372) (2,080,294) 12,584,115 396,123 —
NVIT Bond Index Fund,
Class Y 1,326,678 12,764,405 2,273,552 (933,287) (184,111) (1,993,723) 11,926,836 299,516 93,827
Nationwide Maximum
Diversification U.S. Core
Equity ETF – 12,212,967 467,699 (10,561,560) 2,501,859 (4,620,965) — 50,443 263,295
Nationwide Risk-Based
International Equity ETF – 4,437,531 — (3,853,263) (190,239) (394,029) — 32,239 —
Nationwide Contract ∞(a) $– 3,598,901 50,870 (3,649,771) — — — 50,870 —
Total 390,080,921 75,836,086 (70,123,234) (5,833,204) (78,369,343) 311,591,226 4,089,531 8,985,573

108 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 43,063,273 541,948,000 84,762,752 (52,715,181) (12,901,397) (95,580,190) 465,513,984 — —
NVIT Emerging Markets
Fund, Class Y 5,070,309 56,364,572 10,561,426 (7,791) (4,289) (15,044,661) 51,869,257 687,832 —
NVIT International Index
Fund, Class Y 15,610,841 230,064,161 22,967,259 (64,007,613) (4,572,222) (40,207,415) 144,244,170 6,520,963 —
NVIT Mid Cap Index Fund,
Class Y 3,204,977 81,450,255 16,572,002 (14,750,199) 1,011,252 (28,516,717) 55,766,593 773,305 15,787,730
NVIT Small Cap Index Fund,
Class Y 179,444 1,965,410 218,669 (289,671) (18,793) (610,536) 1,265,079 15,062 203,349
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 5,058,064 51,814,013 4,689,455 (3,602,655) (719,032) (7,721,398) 44,460,383 1,448,166 —
NVIT Bond Index Fund,
Class Y 11,591,432 119,579,550 15,715,613 (11,194,284) (1,894,117) (17,999,786) 104,206,976 2,664,272 829,592
Nationwide Maximum
Diversification U.S. Core
Equity ETF – 42,858,128 — (35,560,889) 8,949,935 (16,247,174) — 169,842 886,518
Nationwide Risk-Based
International Equity ETF – 15,403,416 — (13,375,323) (647,928) (1,380,165) — 111,908 —
Nationwide Contract ∞(a) $– 20,098,523 269,330 (20,367,853) — — — 269,330 —
Total 1,161,546,028 155,756,506 (215,871,459) (10,796,591) (223,308,042) 867,326,442 12,660,680 17,707,189
Investor Destinations Moderate
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 69,450,802 945,604,484 124,121,369 (136,181,644) (31,369,088) (151,411,951) 750,763,170 — —
NVIT Emerging Markets
Fund, Class Y 8,519,837 97,820,385 14,971,948 (43,678) (19,151) (25,571,576) 87,157,928 1,136,603 —
NVIT International Index
Fund, Class Y 24,594,619 416,886,171 11,013,404 (123,605,252) (5,502,651) (71,537,389) 227,254,283 10,472,479 —
NVIT Mid Cap Index Fund,
Class Y 2,083,816 59,886,704 11,113,042 (15,525,062) 1,016,637 (20,232,922) 36,258,399 503,694 10,609,349
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 14,543,243 155,315,127 7,071,164 (9,679,718) (1,714,946) (23,156,520) 127,835,107 4,227,349 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 797,865 8,700,527 506,567 (435,883) (84,702) (1,481,792) 7,204,717 506,567 —
NVIT Bond Index Fund,
Class Y 40,274,824 431,861,067 37,317,566 (37,020,011) (5,853,362) (64,234,589) 362,070,671 9,267,131 2,925,878
NVIT Short Term Bond Fund,
Class Y 3,788,100 46,117,197 955,383 (7,746,044) (649,735) (2,803,493) 35,873,308 955,384 —
Nationwide Risk-Based
International Equity ETF – 17,072,286 — (14,824,460) (652,306) (1,595,520) — 124,033 —
Nationwide Risk-Based U.S.
Equity ETF – 27,726,207 — (24,970,857) 8,113,545 (10,868,895) — 118,932 605,326
Nationwide Contract ∞(a) $– 165,192,185 2,166,833 (167,359,018) — — — 2,166,833 —
Total 2,372,182,340 209,237,276 (537,391,627) (36,715,759) (372,894,647) 1,634,417,583 29,479,005 14,140,553

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 109
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 14,023,557 189,642,466 34,789,678 (37,545,369) (8,402,823) (26,889,302) 151,594,650 — —
NVIT Emerging Markets
Fund, Class Y 889,544 10,722,767 1,300,471 (230,030) (73,994) (2,619,176) 9,100,038 116,506 —
NVIT International Index
Fund, Class Y 4,892,429 87,039,362 6,081,904 (31,744,456) (1,254,909) (14,915,853) 45,206,048 2,096,640 —
NVIT Mid Cap Index Fund,
Class Y 552,872 16,159,427 2,833,292 (4,505,667) 593,798 (5,460,886) 9,619,964 135,461 2,681,080
NVIT Small Cap Index Fund,
Class Y 430,687 4,992,051 545,160 (987,324) 21,030 (1,534,572) 3,036,345 36,148 462,081
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 5,958,871 64,996,078 1,959,809 (4,282,685) (700,556) (9,594,174) 52,378,472 1,747,642 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,919,706 23,008,614 1,263,815 (2,961,847) (170,510) (3,805,125) 17,334,947 1,263,816 —
NVIT Bond Index Fund,
Class Y 16,522,379 180,296,407 11,802,956 (14,536,079) (2,306,197) (26,720,897) 148,536,190 3,833,677 1,202,433
NVIT Short Term Bond Fund,
Class Y 3,341,939 40,671,587 834,938 (6,862,354) (589,540) (2,406,472) 31,648,159 834,938 —
Nationwide Risk-Based
International Equity ETF – 5,728,271 — (4,974,057) (226,869) (527,345) — 41,617 —
Nationwide Risk-Based U.S.
Equity ETF – 9,167,002 — (8,264,010) 2,690,492 (3,593,484) — 36,053 183,498
Nationwide Contract ∞(a) $– 90,347,667 1,148,723 (91,496,390) — — — 1,148,723 —
Total 722,771,699 62,560,746 (208,390,268) (10,420,078) (98,067,286) 468,454,813 11,291,221 4,529,092
Investor Destinations Conservative
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 7,033,290 81,560,408 36,451,135 (26,860,206) (6,518,021) (8,603,448) 76,029,868 — —
NVIT Emerging Markets
Fund, Class Y 812,108 10,088,297 1,529,331 (702,583) (218,129) (2,389,050) 8,307,866 113,260 —
NVIT International Index
Fund, Class Y 2,225,028 43,486,314 8,835,911 (24,378,074) (443,133) (6,941,762) 20,559,256 951,340 —
NVIT Mid Cap Index Fund,
Class Y 30,785 1,809,194 236,627 (1,159,413) 420,840 (771,595) 535,653 7,459 163,412
NVIT Small Cap Index Fund,
Class Y 81,666 1,206,999 161,818 (489,302) 68,533 (372,302) 575,746 6,854 85,040
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 6,839,897 74,984,927 2,265,174 (5,357,555) (783,431) (10,986,422) 60,122,693 2,012,799 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 3,042,548 35,924,895 1,988,442 (4,499,718) 17,163 (5,956,575) 27,474,207 1,909,853 —
NVIT Bond Index Fund,
Class Y 18,566,157 204,954,552 14,715,717 (20,005,086) (2,982,044) (29,773,384) 166,909,755 4,296,050 1,341,814
NVIT Short Term Bond Fund,
Class Y 5,204,672 61,946,715 2,231,769 (10,749,539) (768,396) (3,372,301) 49,288,248 918,570 —
Nationwide Risk-Based
International Equity ETF – 5,507,675 — (4,790,820) (83,241) (633,614) — 39,005 —
Nationwide Risk-Based U.S.
Equity ETF – 8,646,436 — (7,894,009) 2,652,148 (3,404,575) — 28,556 145,341
Nationwide Contract ∞(a) $– 125,854,973 3,398,518 (129,253,491) — — — 1,575,797 —
Total 655,971,385 71,814,442 (236,139,796) (8,637,711) (73,205,028) 409,803,292 11,859,543 1,735,607

110 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
Investor Destinations Balanced
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 37,641,873 439,540,730 94,787,777 (37,559,365) (9,850,716) (80,009,776) 406,908,650 — —
NVIT Emerging Markets
Fund, Class Y 4,396,848 53,034,520 5,436,372 (28,164) (16,506) (13,446,469) 44,979,753 575,257 —
NVIT International Index
Fund, Class Y 13,240,761 226,610,179 10,302,817 (73,162,397) (6,704,389) (34,701,582) 122,344,628 5,678,486 —
NVIT Mid Cap Index Fund,
Class Y 1,287,552 27,885,012 6,649,553 (1,674,959) (374,631) (10,081,565) 22,403,410 310,655 6,338,898
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 11,028,230 127,094,639 3,288,188 (13,782,658) (1,986,904) (17,675,121) 96,938,144 3,288,189 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 529,400 6,390,722 368,914 (824,311) (177,075) (977,769) 4,780,481 368,913 —
NVIT Bond Index Fund,
Class Y 32,032,650 374,024,901 10,634,974 (39,152,244) (5,095,499) (52,438,611) 287,973,521 7,366,741 2,310,263
NVIT Short Term Bond Fund,
Class Y 5,026,968 63,956,925 1,258,590 (13,033,897) (1,045,731) (3,530,504) 47,605,383 1,258,590 —
Nationwide Risk-Based
International Equity ETF – 11,642,153 — (10,109,287) (497,587) (1,035,279) — 84,582 —
Nationwide Risk-Based U.S.
Equity ETF – 16,256,753 — (14,651,530) 4,769,415 (6,374,638) — 69,212 352,270
Nationwide Contract ∞(a) $– 166,248,172 2,117,943 (168,366,115) — — — 2,117,942 —
Total 1,512,684,706 134,845,128 (372,344,927) (20,979,623) (220,271,314) 1,033,933,970 21,118,567 9,001,431
Investor Destinations Capital Appreciation
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 47,356,756 587,147,634 91,257,768 (48,224,425) (12,390,283) (105,864,159) 511,926,535 — —
NVIT Emerging Markets
Fund, Class Y 5,027,134 64,510,842 3,754,241 (248,491) (80,059) (16,508,951) 51,427,582 686,083 —
NVIT International Index
Fund, Class Y 16,853,243 265,280,516 14,649,133 (73,015,112) (3,891,264) (47,299,308) 155,723,965 7,278,981 —
NVIT Mid Cap Index Fund,
Class Y 1,743,499 40,171,693 8,941,492 (4,497,560) 238,081 (14,516,832) 30,336,874 420,499 8,520,994
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 6,129,444 74,808,318 1,851,336 (11,585,369) (1,409,015) (9,787,457) 53,877,813 1,851,334 —
NVIT Bond Index Fund,
Class Y 19,351,481 237,509,883 9,416,578 (37,487,245) (4,322,925) (31,146,478) 173,969,813 4,451,437 1,400,264
NVIT Short Term Bond Fund,
Class Y 2,235,170 30,314,329 560,886 (7,604,576) (563,627) (1,539,948) 21,167,064 560,887 —
Nationwide Maximum
Diversification U.S. Core
Equity ETF – 51,963,650 — (43,148,094) 10,885,518 (19,701,074) — 202,972 1,059,444
Nationwide Risk-Based
International Equity ETF – 11,015,487 — (9,565,131) (530,983) (919,373) — 80,029 —
Nationwide Contract ∞(a) $– 52,648,917 635,638 (53,284,555) — — — 635,638 —
Total 1,415,371,269 131,067,072 (288,660,558) (12,064,557) (247,283,580) 998,429,646 16,167,860 10,980,702

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 111
Investor Destinations Managed Growth & Income
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 11,988,766 136,057,861 32,364,859 (11,757,677) (3,420,872) (23,645,613) 129,598,558 — —
NVIT Emerging Markets
Fund, Class Y 1,371,294 16,202,087 3,155,206 (1,382,286) (351,943) (3,594,727) 14,028,337 172,357 —
NVIT International Index
Fund, Class Y 4,838,675 69,233,026 3,652,930 (15,746,512) (1,566,093) (10,863,996) 44,709,355 1,900,577 —
NVIT Mid Cap Index Fund,
Class Y 399,575 8,470,232 2,269,691 (705,260) (7,404) (3,074,657) 6,952,602 96,388 1,874,884
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 3,437,534 39,354,585 2,082,805 (5,059,472) (786,975) (5,375,016) 30,215,927 1,032,771 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 165,006 1,952,839 162,873 (282,033) (45,131) (298,543) 1,490,005 110,372 —
NVIT Bond Index Fund,
Class Y 9,952,680 117,321,938 6,207,241 (15,668,224) (2,415,576) (15,970,788) 89,474,591 2,303,680 758,317
NVIT Short Term Bond Fund,
Class Y 1,566,460 19,582,995 923,362 (4,218,766) (335,733) (1,117,480) 14,834,378 398,345 —
Nationwide Risk-Based
International Equity ETF – 3,573,532 — (3,103,023) (169,862) (300,647) — 25,962 —
Nationwide Risk-Based U.S.
Equity ETF – 4,989,330 — (4,494,974) 1,464,207 (1,958,563) — 21,236 108,086
Nationwide Contract ∞(a) $– 51,613,238 1,775,761 (53,388,999) — — — 729,348 —
Total 468,351,663 52,594,728 (115,807,226) (7,635,382) (66,200,030) 331,303,753 6,791,036 2,741,287
Investor Destinations Managed Growth
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 36,187,474 419,051,228 87,598,086 (31,097,991) (9,058,139) (75,306,595) 391,186,589 — —
NVIT Emerging Markets
Fund, Class Y 4,313,172 52,015,736 8,716,326 (3,817,382) (1,076,735) (11,714,199) 44,123,746 549,576 —
NVIT International Index
Fund, Class Y 13,855,796 203,225,199 9,362,315 (48,076,411) (4,399,154) (32,084,396) 128,027,553 5,457,348 —
NVIT Mid Cap Index Fund,
Class Y 1,061,104 22,966,636 5,798,229 (1,940,147) (23,940) (8,337,564) 18,463,214 256,452 5,058,911
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 7,359,268 85,997,051 4,023,198 (11,803,731) (2,042,908) (11,485,643) 64,687,967 2,247,483 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 403,695 4,876,789 374,906 (751,335) (123,109) (731,883) 3,645,368 273,436 —
NVIT Bond Index Fund,
Class Y 20,377,151 245,185,173 11,382,397 (34,877,385) (5,863,896) (32,635,698) 183,190,591 4,728,207 1,580,714
NVIT Short Term Bond Fund,
Class Y 1,916,272 24,453,047 996,586 (5,488,001) (439,870) (1,374,668) 18,147,094 489,239 —
Nationwide Risk-Based
International Equity ETF – 8,959,788 — (7,780,394) (430,345) (749,049) — 65,058 —
Nationwide Risk-Based U.S.
Equity ETF – 12,509,600 — (11,268,269) 3,666,968 (4,908,299) — 53,489 272,244
Nationwide Contract ∞(a) $– 85,932,915 2,488,320 (88,421,235) — — — 1,190,107 —
Total 1,165,173,162 130,740,363 (245,322,281) (19,791,128) (179,327,994) 851,472,122 15,310,395 6,911,869
*
Purchases include reinvestment of income and realized gain distributions, as applicable.
**
Non-income producing security.
∞
Fair valued security.
(a)
The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly.
The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.

112 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund or an ETF) may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at
www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.
nationwide.com for series of ESS or at the SEC's website at www.sec.gov.
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended December 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The affiliated Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS or at the SEC's website at www.sec.gov.
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 78,435,674 $ 72,331,656
Investor Destinations Moderately Aggressive 162,576,938 219,109,840
Investor Destinations Moderate 255,292,356 545,938,098
Investor Destinations Moderately Conservative 86,672,911 212,976,919
Investor Destinations Conservative 102,763,802 239,359,603
Investor Destinations Balanced 173,920,388 380,207,874
Investor Destinations Capital Appreciation 151,942,496 295,292,021
Investor Destinations Managed Growth & Income 65,245,713 117,900,796
Investor Destinations Managed Growth 152,178,949 250,977,500
*
Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 113
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 3,313,140 $ 87,932,067 $ 91,245,207 $ – $ 91,245,207
Investor Destinations Moderately Aggressive 1,197,119 329,475,043 330,672,162 – 330,672,162
Investor Destinations Moderate 1,805,384 596,352,449 598,157,833 – 598,157,833
Investor Destinations Moderately
Conservative 167,072 113,370,828 113,537,900 – 113,537,900
Investor Destinations Conservative 13,949 42,775,557 42,789,506 – 42,789,506
Investor Destinations Balanced 404 270,296,373 270,296,777 – 270,296,777
Investor Destinations Capital Appreciation 1,594,837 400,671,297 402,266,134 – 402,266,134
Investor Destinations Managed Growth &
Income 273 46,509,256 46,509,529 – 46,509,529
Investor Destinations Managed Growth 566 188,296,865 188,297,431 – 188,297,431
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

114 - Notes to Financial Statements - December 31, 2022 - Investor Destinations Funds
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 1,088,992 $ 5,876,359 $ 6,965,351 $ – $ 6,965,351
Investor Destinations Moderately Aggressive 2,001,083 17,863,068 19,864,151 – 19,864,151
Investor Destinations Moderate 4,868,046 28,516,032 33,384,078 – 33,384,078
Investor Destinations Moderately
Conservative 1,750,187 6,607,835 8,358,022 – 8,358,022
Investor Destinations Conservative 2,088,611 3,940,005 6,028,616 – 6,028,616
Investor Destinations Balanced 5,059,703 13,376,621 18,436,324 – 18,436,324
Investor Destinations Capital Appreciation 2,563,686 22,582,335 25,146,021 – 25,146,021
Investor Destinations Managed Growth &
Income 4,215,011 8,602,665 12,817,676 – 12,817,676
Investor Destinations Managed Growth 16,265,780 32,636,688 48,902,468 – 48,902,468
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Investor Destinations Aggressive $ 3,430,649 $ 3,943,872 $ 7,374,521 $ – $ – $ (69,100,613) $ (61,726,092)
Investor Destinations Moderately
Aggressive 9,942,821 10,189,808 20,132,629 – – (192,681,214) (172,548,585)
Investor Destinations Moderate 22,183,145 – 22,183,145 – (13,918,731) (368,955,166) (360,690,752)
Investor Destinations Moderately
Conservative 9,566,746 – 9,566,746 – (2,195,588) (100,436,067) (93,064,909)
Investor Destinations Conservative 10,229,627 – 10,229,627 – (2,490,780) (82,554,728) (74,815,881)
Investor Destinations Balanced 16,676,363 – 16,676,363 – (8,085,457) (219,855,375) (211,264,469)
Investor Destinations Capital
Appreciation 11,933,195 1,050,564 12,983,759 – – (206,968,622) (193,984,863)
Investor Destinations Managed
Growth & Income 5,693,933 – 5,693,933 – (11,930,200) (69,050,329) (75,286,596)
Investor Destinations Managed
Growth 12,496,240 – 12,496,240 – (27,270,654) (187,913,755) (202,688,169)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 390,582,372 $ 2,664,704 $ (71,765,317) $ (69,100,613)
Investor Destinations Moderately Aggressive 1,109,305,446 17,353,539 (210,034,753) (192,681,214)
Investor Destinations Moderate 2,242,348,439 27,948,914 (396,904,080) (368,955,166)
Investor Destinations Moderately Conservative 704,050,582 5,350,632 (105,786,699) (100,436,067)
Investor Destinations Conservative 634,030,622 2,453,792 (85,008,520) (82,554,728)
Investor Destinations Balanced 1,457,358,835 5,951,724 (225,807,099) (219,855,375)
Investor Destinations Capital Appreciation 1,315,502,605 24,974,281 (231,942,903) (206,968,622)
Investor Destinations Managed Growth & Income 460,666,269 2,306,446 (69,497,471) (67,191,025)
Investor Destinations Managed Growth 1,159,412,998 4,632,933 (187,917,745) (183,284,812)
Fund Amount
Investor Destinations Moderate $ (13,918,731)

Investor Destinations Funds - December 31, 2022 - Notes to Financial Statements - 115
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Investor Destinations Moderately Conservative (2,195,588)
Investor Destinations Conservative (2,490,780)
Investor Destinations Balanced (8,085,457)
Investor Destinations Managed Growth & Income (11,930,200)
Investor Destinations Managed Growth (27,270,654)

116 - Report of Independent Registered Public Accounting Firm - December 31, 2022 - Investor Destinations Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations
Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate
Fund, NVIT Investor Destinations Moderately Conservative Fund, NVIT Investor Destinations Conservative Fund, NVIT
Investor Destinations Balanced Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations
Managed Growth & Income Fund and NVIT Investor Destinations Managed Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Investor
Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate
Fund, NVIT Investor Destinations Moderately Conservative Fund, NVIT Investor Destinations Conservative Fund, NVIT Investor
Destinations Balanced Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Managed Growth &
Income Fund and NVIT Investor Destinations Managed Growth Fund (nine of the funds constituting Nationwide Variable Insurance
Trust, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December
31, 2022, and for NVIT Investor Destinations Conservative Fund, the statements of cash flows for the year ended December
31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31,
2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022, for NVIT
Investor Destinations Conservative Fund, the results of its cash flow for the year then ended, and each of the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Investor Destinations Funds - December 31, 2022 (Unaudited) - Supplemental Information - 117
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderately Conservative Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and any Sub-Advisers (together, the
“Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i)
by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2022)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding one or more other share classes.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might not have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

118 - Supplemental Information - December 31, 2022 (Unaudited) - Investor Destinations Funds
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December
2022 to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information.  The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel.  At the Trustees’ regular quarterly meeting in December 2022, the Trustees met to give final consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and Sub-Adviser (if applicable). In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and any Sub-Adviser.
• The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser (if applicable); reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, financial analysis, and its asset allocation methodology.
• The Adviser’s and any Sub-Adviser’s personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment processes; the Adviser’s risk assessment and risk management capabilities;
and the Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Adviser (if applicable).
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that, although each Fund other than NVIT Investor Destinations Managed Growth & Income Fund and
NVIT Investor Destinations Managed Growth Fund was shown to pay actual management fees higher than its peer group median, each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was at a level lower than the Fund’s peer group median, except in the case of NVIT Investor Destinations Moderately Aggressive Fund, whose total expense ratio was less than three basis points above the median and within the third quintile of its peer group.  The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services (including as between a fund-of-funds and its underlying funds) within such structures. The Trustees judged that the level of the Funds’ management fees was not so high as to be inconsistent with continuation of the Advisory Agreements.
The Trustees noted that each Fund other than NVIT Investor Destinations Managed Growth Fund was shown to have experienced three-year performance for the period ended June 30, 2022 below its peer group median. The Trustees considered that NVIT
Investor Destinations Managed Growth Fund’s three-year performance for the period ended June 30, 2022 was in the third quintile

Investor Destinations Funds - December 31, 2022 (Unaudited) - Supplemental Information - 119
of its peer group and above the peer median. With respect to NVIT Investor Destinations Conservative Fund and NVIT Investor
Destinations Managed Growth & Income Fund, the Trustees considered that investment performance of each Fund had improved to the first or second quintile, respectively, of its peer group for the one-year period ended June 30, 2022.  As to the NVIT Investor
Destination Funds generally, the Trustees considered the Adviser’s statement that the Funds underperformed due to a number of factors, including asset allocations within the Funds and the performance of the specific underlying funds in which the Funds invested. The Trustees considered changes that the Adviser has made to the Funds’ asset allocations and that it expects to make going forward in an effort to improve the Funds’ performance.
In addition, as to NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income
Fund, the Trustees considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy may have the effect of causing the Fund to underperform its peers under various market conditions including market conditions experienced by the Funds in recent years, but that the overlay is performing as intended.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the
Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might in the future become appropriate there as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level. The Board also considered the extent to which economies of scale realized by the Adviser could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Other Federal Tax Information
For the taxable year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Investor Destinations Aggressive 8.40%
Investor Destinations Moderately Aggressive 6.47
Investor Destinations Moderate 2.68
Investor Destinations Moderately Conservative 1.80
Investor Destinations Conservative 0.39
Investor Destinations Balanced 2.08
Investor Destinations Capital Appreciation 3.56
Investor Destinations Managed Growth & Income 1.51
Investor Destinations Managed Growth 2.04
Fund Amount
Investor Destinations Aggressive $ 87,932,067
Investor Destinations Moderately Aggressive 329,475,043
Investor Destinations Moderate 596,352,449
Investor Destinations Moderately Conservative 113,370,828
Investor Destinations Conservative 42,775,557
Investor Destinations Balanced 270,296,373
Investor Destinations Capital Appreciation 400,671,297
Investor Destinations Managed Growth & Income 46,509,256
Investor Destinations Managed Growth 188,296,865

120 - Supplemental Information - December 31, 2022 (Unaudited) - Investor Destinations Funds
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2022, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2022, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
Investor Destinations Aggressive $ 1,608,755 $ 0.0433
Investor Destinations Moderately Aggressive 4,181,413 0.0356
Investor Destinations Moderate 6,636,854 0.0272
Investor Destinations Moderately Conservative 1,569,553 0.0225
Investor Destinations Conservative 727,184 0.0116
Investor Destinations Balanced 3,802,731 0.0362
Investor Destinations Capital Appreciation 4,449,045 0.0438
Investor Destinations Managed Growth & Income 1,241,998 0.0277
Investor Destinations Managed Growth 3,356,799 0.0295
Fund Amount Per Share
Investor Destinations Aggressive $ 235,357 $ 0.0063
Investor Destinations Moderately Aggressive 590,660 0.0050
Investor Destinations Moderate 899,324 0.0037
Investor Destinations Moderately Conservative 178,471 0.0026
Investor Destinations Conservative 90,774 0.0015
Investor Destinations Balanced 486,752 0.0046
Investor Destinations Capital Appreciation 603,527 0.0059
Investor Destinations Managed Growth & Income 152,109 0.0034
Investor Destinations Managed Growth 443,119 0.0039

Investor Destinations Funds - December 31, 2022 - Management Information - 121
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

122 - Management Information - December 31, 2022 - Investor Destinations Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Investor Destinations Funds - December 31, 2022 - Management Information - 123
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

124 - Market Index Definitions - December 31, 2022 - Investor Destinations Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Investor Destinations Funds - December 31, 2022 - Market Index Definitions - 125
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

126 - Market Index Definitions - December 31, 2022 - Investor Destinations Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that
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Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
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correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Investor Destinations Funds - December 31, 2022 - Market Index Definitions - 127
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

128 - Market Index Definitions - December 31, 2022 - Investor Destinations Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-ID (2-23)

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital Appreciation Fund
NVIT Blueprint
SM
Managed Growth & Income Fund
NVIT Blueprint
SM
Managed Growth Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Examples 49
Statements of Investments 52
Statements of Assets and Liabilities 62
Statements of Operations 70
Statements of Changes in Net Assets 74
Financial Highlights 80
Notes to Financial Statements 89
Report of Independent Registered Public Accounting Firm 107
Supplemental Information 108
Management Information 113
Market Index Definitions 116

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Aggressive Fund
For the annual period ended December 31, 2022, the NVIT Blueprint Aggressive Fund Class II returned -15.22% versus -15.93%
for its benchmark, the Morningstar
®
Aggressive Target Risk Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Allocation--85%+ Equity (consisting of 57 investments as of December 31, 2022), was -17.85% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT GS International Equity Insights Fund, Nationwide International
Small Cap Fund, and the underlying NVIT GS Large Cap Equity Insight Fund which registered -14.29%, -23.16%, and -19.59%
respectively, during the reporting period. The international funds were all challenged by rising interest rates and strong dollar, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s nine underlying investments held during the reporting period posted negative returns. The underlying NVIT U.S.
130/30 Equity Fund, Nationwide Bond Fund, and the underlying NVIT Core Bond Fund returned 1.64%, -14.86%, and -14.58%
respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
During Q2 2022, the portfolio management team added to the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, at the
expense of the NVIT Short Term Bond Fund, to increase the portfolio duration exposure.
During Q2 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT GS International Equity Insights Fund and adding to the NVIT GS Large Cap Equity Insights
Fund.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves

NVIT Blueprint
SM
Aggressive Fund - December 31, 2022 - Fund Commentary - 5
as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Aggressive Fund
Asset Allocation
1
Equity Funds 90.2%
Fixed Income Funds 9.9%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 39.4%
NVIT U.S. 130/30 Equity Fund, Class Y 16.6%
NVIT GS International Equity Insights Fund, Class Y 14.5%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 7.9%
Nationwide International Small Cap Fund, Class R6 6.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 5.0%
NVIT GS Small Cap Equity Insights Fund, Class Y 4.9%
NVIT Core Bond Fund, Class Y 4.0%
Nationwide Bond Fund, Class R6 0.8%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Blueprint
SM
Aggressive Fund - December 31, 2022 - Fund Commentary - 7
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (15.23)% 4.95% 8.23% 3/27/2008
Class II (15.22)% 4.86% 8.15% 3/27/2008
Morningstar
®
Aggressive
Target Risk Index (15.93)% 5.25% 8.38%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.13% 1.03%
Class II 1.38% 1.12%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

8 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Aggressive Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Aggressive Fund versus performance
of the Morningstar
®
Aggressive Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Moderately Aggressive Fund - December 31, 2022 - Fund Commentary - 9
For the annual period ended December 31, 2022, the NVIT Blueprint Moderately Aggressive Fund Class II returned -15.13%
versus -15.48% for its benchmark, the Morningstar
®
Moderately Aggressive Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--70% to 85% Equity (consisting of 142 investments as of December
31, 2022), was -16.73% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT GS International Equity Insights Fund, NVIT BNY Mellon Core
Plus Bond Fund, and the underlying NVIT GS Large Cap Equity Insight Fund which registered -14.29%, -13.44%, and -19.59%
respectively, during the reporting period. The international funds were all challenged by rising interest rates and strong dollar, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s nine underlying investments held during the reporting period posted negative returns. The underlying NVIT
U.S. 130/30 Equity Fund, Nationwide Bond Fund, and the underlying NVIT GS Small Cap Equity Insights Fund returned 1.64%,
-14.86%, and -19.68% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
During Q2 2022, the portfolio management team added to the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, at the
expense of the NVIT Short Term Bond Fund, to increase the portfolio duration exposure.
During Q2 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT GS International Equity Insights Fund and adding to the NVIT GS Large Cap Equity Insights
Fund.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves

10 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Moderately Aggressive Fund
as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Moderately Aggressive Fund - December 31, 2022 - Fund Commentary - 11
Asset Allocation
1
Equity Funds 81.1%
Fixed Income Funds 18.9%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 36.1%
NVIT U.S. 130/30 Equity Fund, Class Y 15.6%
NVIT GS International Equity Insights Fund, Class Y 13.0%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 9.7%
NVIT Core Bond Fund, Class Y 7.6%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 6.4%
Nationwide International Small Cap Fund, Class R6 5.6%
NVIT GS Small Cap Equity Insights Fund, Class Y 4.5%
Nationwide Bond Fund, Class R6 1.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

12 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Moderately Aggressive Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (15.01)% 4.57% 7.39% 3/27/2008
Class II (15.13)% 4.47% 7.30% 3/27/2008
Morningstar
®
Moderately
Aggressive Target Risk
Index (15.48)% 4.64% 7.31%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.07% 0.97%
Class II 1.32% 1.06%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Blueprint
SM
Moderately Aggressive Fund - December 31, 2022 - Fund Commentary - 13
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Moderately Aggressive Fund versus
performance of the Morningstar
®
Moderately Aggressive Target Risk Index over the 10-year period ended 12/31/22. Unlike the
Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

14 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Moderate Fund
For the annual period ended December 31, 2022, the NVIT Blueprint Moderate Fund Class II returned -14.13% versus -14.77% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--50% to 70% Equity (consisting of 367 investments as of December 31, 2022), was -15.51% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Core Bond Fund, NVIT BNY Mellon Core Plus Bond Fund, and
the underlying NVIT GS Large Cap Equity Insight Fund which registered -14.58%, -13.44%, and -19.59% respectively, during the reporting period. The international funds were all challenged by rising interest rates and strong dollar, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s 11 underlying investments held during the reporting period posted negative returns. The underlying NVIT U.S.
130/30 Equity Fund, NVIT Short Term Bond Fund, and the underlying NVIT DoubleLine Total Return Tactical Fund returned 1.64%,
-12.84%, and -5.32% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
During Q2 2022, the portfolio management team added to the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, at the
expense of the NVIT Short Term Bond Fund, to increase the portfolio duration exposure.
During Q2 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT GS International Equity Insights Fund and adding to the NVIT GS Large Cap Equity Insights
Fund.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
The Fund did not hold derivatives during the reporting period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
*The Fund changed its benchmark on April 30, 2018, from the Russell 3000 Index to the Morningstar Moderate Target Risk Index
to more accurately reflect the allocation between equity and fixed-income securities held by the Fund.
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.

NVIT Blueprint
SM
Moderate Fund - December 31, 2022 - Fund Commentary - 15
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Moderate Fund
Asset Allocation
1
Equity Funds 61.2%
Fixed Income Funds 38.8%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 28.4%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 15.6%
NVIT Core Bond Fund, Class Y 13.5%
NVIT U.S. 130/30 Equity Fund, Class Y 12.4%
NVIT GS International Equity Insights Fund, Class Y 8.9%
NVIT Short Term Bond Fund, Class Y 5.9%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 5.7%
Nationwide International Small Cap Fund, Class R6 3.0%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.7%
Nationwide Bond Fund, Class R6 2.5%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.4%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Blueprint
SM
Moderate Fund - December 31, 2022 - Fund Commentary - 17
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (14.08)% 3.53% 5.88% 3/27/2008
Class II (14.13)% 3.43% 5.79% 3/27/2008
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.82%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.99% 0.89%
Class II 1.24% 0.98%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

18 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Moderate Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Moderate Fund versus performance of the
Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market index Definitions page at the back of this book.

NVIT Blueprint
SM
Moderately Conservative Fund - December 31, 2022 - Fund Commentary - 19
For the annual period ended December 31, 2022, the NVIT Blueprint Moderately Conservative Fund Class II returned -13.07%
versus -13.85% for its benchmark, the Morningstar
®
Moderately Conservative Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--30% to 50% Equity (consisting of 169 investments as of
December 31, 2022), was -14.56% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Core Bond Fund, NVIT BNY Mellon Core Plus Bond Fund, and
the underlying NVIT GS Large Cap Equity Insight Fund which registered -14.58%, -13.44%, and -19.59% respectively, during the reporting period. The international funds were all challenged by rising interest rates and strong dollar, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s 12 underlying investments held during the reporting period posted negative returns. The underlying NVIT U.S.
130/30 Equity Fund, Nationwide Inflation-Protection Securities Fund, and the underlying NVIT DoubleLine Total Return Tactical
Fund returned 1.64%, -12.20%, and -5.32% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
During Q2 2022, the portfolio management team added to the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, at the
expense of the NVIT Short Term Bond Fund, to increase the portfolio duration exposure.
During Q2 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT GS International Equity Insights Fund and adding to the NVIT GS Large Cap Equity Insights
Fund.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves

20 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Moderately Conservative Fund
as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Moderately Conservative Fund - December 31, 2022 - Fund Commentary - 21
Asset Allocation
1
Fixed Income Funds 60.0%
Equity Funds 40.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT Core Bond Fund, Class Y 20.0%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 19.0%
NVIT GS Large Cap Equity Insights Fund, Class Y 18.2%
NVIT Short Term Bond Fund, Class Y 12.9%
NVIT U.S. 130/30 Equity Fund, Class Y 8.2%
NVIT GS International Equity Insights Fund, Class Y 7.1%
Nationwide Bond Fund, Class R6 4.0%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 3.3%
Nationwide Inflation-Protected Securities Fund,
Class R6 2.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y 2.0%
Other Holdings 3.2%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

22 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Moderately Conservative Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (13.05)% 2.46% 4.24% 3/27/2008
Class II (13.07)% 2.39% 4.15% 3/27/2008
Morningstar
®
Moderately
Conservative Target Risk
Index (13.85)% 2.79% 4.31%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.95% 0.85%
Class II 1.20% 0.94%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Blueprint
SM
Moderately Conservative Fund - December 31, 2022 - Fund Commentary - 23
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Moderately Conservative Fund versus
performance of the Morningstar
®
Moderately Conservative Target Risk Index over the 10-year period ended 12/31/22. Unlike the
Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

24 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Conservative Fund
For the annual period ended December 31, 2022, the NVIT Blueprint Conservative Fund Class II returned -12.07% versus -13.15%
for its benchmark, the Morningstar
®
Conservative Target Risk Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Allocation--15% to 30% Equity (consisting of 56 investments as of December 31, 2022), was -13.35%
for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Core Bond Fund, NVIT BNY Mellon Core Plus Bond Fund, and
the underlying NVIT GS Large Cap Equity Insight Fund which registered -14.58%, -13.44%, and -19.59% respectively, during the reporting period. The international funds were all challenged by rising interest rates and strong dollar, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s 11 underlying investments held during the reporting period posted negative returns. The underlying NVIT U.S.
130/30 Equity Fund, NVIT GS Small Cap Equity Insights Fund, and the underlying NVIT DoubleLine Total Return Tactical Fund returned 1.64%, -19.68%, and -5.32% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
During Q2 2022, the portfolio management team added to the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, at the
expense of the NVIT Short Term Bond Fund, to increase the portfolio duration exposure.
During Q2 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT GS International Equity Insights Fund and adding to the NVIT GS Large Cap Equity Insights
Fund.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
The Fund did not hold derivatives during the reporting period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

NVIT Blueprint
SM
Conservative Fund - December 31, 2022 - Fund Commentary - 25
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

26 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Conservative Fund
Asset Allocation
1
Fixed Income Funds 80.2%
Equity Funds 19.8%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT Core Bond Fund, Class Y 24.0%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 24.0%
NVIT Short Term Bond Fund, Class Y 20.0%
NVIT GS Large Cap Equity Insights Fund, Class Y 9.5%
Nationwide Bond Fund, Class R6 5.5%
NVIT GS International Equity Insights Fund, Class Y 4.0%
Nationwide Inflation-Protected Securities Fund,
Class R6 4.0%
NVIT U.S. 130/30 Equity Fund, Class Y 4.0%
NVIT DoubleLine Total Return Tactical Fund, Class Y 2.6%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 1.9%
NVIT GS Small Cap Equity Insights Fund, Class Y 0.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Blueprint
SM
Conservative Fund - December 31, 2022 - Fund Commentary - 27
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (11.97)% 1.36% 2.55% 3/27/2008
Class II (12.07)% 1.26% 2.46% 3/27/2008
Morningstar
®
Conservative
Target Risk Index (13.15)% 1.38% 2.38%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.88% 0.78%
Class II 1.13% 0.87%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

28 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Conservative Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Conservative Fund versus performance
of the Morningstar
®
Conservative Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Balanced Fund - December 31, 2022 - Fund Commentary - 29
For the annual period ended December 31, 2022, the NVIT Blueprint Balanced Fund Class II returned -13.70% versus -14.77% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--30% to 50% Equity (consisting of 169 investments as of December 31, 2022), was -14.56% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Core Bond Fund, NVIT BNY Mellon Core Plus Bond Fund, and
the underlying NVIT GS Large Cap Equity Insight Fund which registered -14.58%, -13.44%, and -19.59% respectively, during the reporting period. The international funds were all challenged by rising interest rates and strong dollar, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s 11 underlying investments held during the reporting period posted negative returns. The underlying NVIT U.S.
130/30 Equity Fund, NVIT GS Small Cap Equity Insights Fund, and the underlying NVIT DoubleLine Total Return Tactical Fund returned 1.64%, -19.68%, and -5.32% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
During Q2 2022, the portfolio management team added to the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, at the
expense of the NVIT Short Term Bond Fund, to increase the portfolio duration exposure.
During Q2 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT GS International Equity Insights Fund and adding to the NVIT GS Large Cap Equity Insights
Fund.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
The Fund did not hold derivatives during the reporting period.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

30 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Balanced Fund
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Balanced Fund - December 31, 2022 - Fund Commentary - 31
Asset Allocation
1
Fixed Income Funds 50.0%
Equity Funds 50.0%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 22.2%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 18.0%
NVIT Core Bond Fund, Class Y 17.0%
NVIT Short Term Bond Fund, Class Y 10.0%
NVIT U.S. 130/30 Equity Fund, Class Y 9.7%
NVIT GS International Equity Insights Fund, Class Y 9.1%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 4.3%
Nationwide Bond Fund, Class R6 3.5%
Nationwide International Small Cap Fund, Class R6 2.6%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

32 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Balanced Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (13.60)% 2.85% 4.97% 3/27/2008
Class II (13.70)% 2.74% 4.88% 3/27/2008
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.82%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.97% 0.87%
Class II 1.22% 0.96%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Blueprint
SM
Balanced Fund - December 31, 2022 - Fund Commentary - 33
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Balanced Fund versus performance of
the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

34 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Capital Appreciation Fund
For the annual period ended December 31, 2022, the NVIT Blueprint Capital Appreciation Fund Class II returned -15.05% versus
-14.77% for its benchmark, the Morningstar Moderate Target Risk Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Allocation--50% to 70% Equity (consisting of 367 investments as of December 31, 2022), was -15.51%
for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Fund’s return, for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and ETF investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Core Bond Fund, NVIT BNY Mellon Core Plus Bond Fund, and
the underlying NVIT GS Large Cap Equity Insight Fund which registered -14.58%, -13.44%, and -19.59% respectively, during the reporting period. The international funds were all challenged by rising interest rates and strong dollar, as the Federal Reserve raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s 11 underlying investments held during the reporting period posted negative returns. The underlying NVIT U.S.
130/30 Equity Fund, NVIT Short Term Bond Fund, and the underlying NVIT DoubleLine Total Return Tactical Fund returned 1.64%,
-12.84%, and -5.32% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
During Q2 2022, the portfolio management team added to the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, at the
expense of the NVIT Short Term Bond Fund, to increase the portfolio duration exposure.
During Q2 2022, the portfolio management team reduced their international exposure in favor of US equity. This was done by reducing the exposure to the NVIT GS International Equity Insights Fund and adding to the NVIT GS Large Cap Equity Insights
Fund.
During the period, there were no liquidity events that materially impacted performance nor did the Fund hold derivatives.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds); and currency fluctuations, political risks, differences in accounting and limited availability of information (international securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. In addition, NWAM serves

NVIT Blueprint
SM
Capital Appreciation Fund - December 31, 2022 - Fund Commentary - 35
as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

36 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Capital Appreciation Fund
Asset Allocation
1
Equity Funds 70.2%
Fixed Income Funds 29.8%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 33.3%
NVIT U.S. 130/30 Equity Fund, Class Y 12.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 11.9%
NVIT Core Bond Fund, Class Y 11.9%
NVIT GS International Equity Insights Fund, Class Y 10.1%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 6.6%
Nationwide International Small Cap Fund, Class R6 4.6%
NVIT GS Small Cap Equity Insights Fund, Class Y 3.6%
NVIT Short Term Bond Fund, Class Y 3.0%
Nationwide Bond Fund, Class R6 1.9%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Blueprint
SM
Capital Appreciation Fund - December 31, 2022 - Fund Commentary - 37
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (14.95)% 3.98% 6.64% 3/27/2008
Class II (15.05)% 3.89% 6.54% 3/27/2008
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.82%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.02% 0.92%
Class II 1.27% 1.01%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

38 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Capital Appreciation Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Capital Appreciation Fund versus
performance of the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Managed Growth & Income Fund - December 31, 2022 - Fund Commentary - 39
For the annual period ended December 31, 2022, the NVIT Blueprint Managed Growth & Income Fund Class II returned -13.82%
versus -14.77% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Allocation--30% to 50% Equity (consisting of 169 investments as of December 31, 2022), was
-14.56% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
The Fund seeks a high level of total return through investments in both equity and fixed income securities, consistent with preservation of capital. The Fund seeks to achieve its objective by investing 95% of its assets in a “core” sleeve consisting of the
NVIT Blueprint Balanced Fund underlying investments (which have a target allocation of 50% equity and 50% fixed income) and the remaining 5% in a “volatility overlay” sleeve. A volatility management process is executed daily and determines whether the
Fund should increase equity exposure or decrease equity exposure by buying or selling futures contracts tied to the S&P 500
®
Index, S&P MidCap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index. These investments are made in proportion to the
Fund’s underlying allocations to each of these equity indexes. The volatility sleeve can increase the Fund’s equity exposure to 65%
or decrease it to 0% as determined by the quantitative process that controls the overlay.
The Fund’s return for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and Exchange-Traded Fund (“ETF”) investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk-off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Core Bond Fund, NVIT BNY Mellon Core Plus Bond Fund, and
the underlying NVIT GS Large Cap Equity Insight Fund, which registered -14.58%, -13.44%, and -19.59% respectively, during the reporting period. The international funds were all challenged by rising interest rates and strong dollar, as the Federal Reserve
(“Fed”) raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s 11 underlying investments held during the reporting period posted negative returns. The underlying NVIT U.S.
130/30 Equity Fund, NVIT GS Small Cap Equity Insights Fund, and the underlying NVIT DoubleLine Total Return Tactical Fund returned 1.64%, -19.68%, and -5.32% respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
Through the volatility overlay sleeve, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the
Fund buys or sells index future contracts on the S&P 500® Index, S&P Midcap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index as dictated by an algorithm that determines – based on numerous variables – whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with prevailing market conditions.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2022. Broad market volatility (S&P 500
®
)
ranged between approximately 14% and 33%. The year began on the lower end of the volatility range, but it quickly rose in May and June reaching its highest marks of the year. This increase was due to Russia’s invasion of Ukraine, the threat of a world energy crisis, rising inflation, and lockdowns in China as cases of the Omicron variant of COVID spiked all over the world. This volatility provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Through the middle part of the year market volatility started to gradually trend lower before another big spike in November due to the collapse of cryptocurrency exchange, FTX, and concerns around the Fed’s interest rate policy before subsiding again in the month of December. Overall, the overlay sleeve reduced the Fund’s volatility but was a detractor from performance during the reporting period.
During Q2 2022, the portfolio management team added to its holdings in the NVIT Core Bond Fund and the NVIT Core Plus Bond
Fund, at the expense of the NVIT Short Term Bond Fund, to increase the portfolio duration exposure.
During Q2 2022, the portfolio management team reduced their international exposure in favor of US equity, which was done by reducing the exposure to the NVIT GS International Equity Insights Fund and adding to the NVIT GS Large Cap Equity Insights
Fund.
During the period, there were no liquidity events that materially impacted performance.
Each of the following manages a portion (“sleeve”) of the Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)

40 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Managed Growth & Income Fund
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay Sleeve)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy.
The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss investment opportunities). Through its Volatility
Overlay, the Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. NWAM also manages the Volatility Overlay using stock index futures according to Nationwide Funds’ quantitative process for evaluating volatility. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Blueprint
SM
Managed Growth & Income Fund - December 31, 2022 - Fund Commentary - 41
Asset Allocation
1
Equity Funds 51.7%
Fixed Income Funds 43.4%
Futures Contracts 0.3%
Other assets in excess of liabilities 4.6%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 23.4%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 16.3%
NVIT Core Bond Fund, Class Y 15.4%
NVIT U.S. 130/30 Equity Fund, Class Y 12.8%
NVIT GS International Equity Insights Fund, Class Y 9.7%
NVIT Short Term Bond Fund, Class Y 9.4%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 4.0%
Nationwide Bond Fund, Class R6 3.1%
Nationwide International Small Cap Fund, Class R6 2.4%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.1%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.4%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

42 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Managed Growth & Income Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (13.61)% 1.29% 2.76% 4/30/2014
Class II (13.82)% 1.07% 3.22% 4/30/2013
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.35%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.00% 0.83%
Class II 1.25% 1.03%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Blueprint
SM
Managed Growth & Income Fund - December 31, 2022 - Fund Commentary - 43
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Managed Growth & Income Fund versus
performance of the Morningstar
®
Moderate Target Risk Index from inception through 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

44 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Managed Growth Fund
For the annual period ended December 31, 2022, the NVIT Blueprint Managed Growth Fund Class II returned -15.23% versus
-14.77% for its benchmark, the Morningstar
®
Moderate Target Risk Index. For broader comparison, the return for the Fund's closest Morningstar peer category, Allocation--50% to 70% Equity (consisting of 367 investments as of December 31, 2022), was
-15.51% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
Consistent with the preservation of capital, the Fund seeks growth primarily and investment income secondarily. The Fund seeks to achieve its objective by investing 95% of its assets in a “core” sleeve consisting of the NVIT Blueprint Moderate Fund underlying investments (which have a target allocation of 60% equity and 40% fixed income) and the remaining 5% in a “volatility overlay”
sleeve. A volatility management process is executed daily and determines whether the Fund should increase equity exposure or decrease equity exposure by buying or selling futures contracts tied to the S&P 500
®
Index, S&P Midcap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index. These investments are made in proportion to the Fund’s underlying allocations to each of these equity indexes. The volatility sleeve can increase the Fund’s equity exposure to 80% or decrease it to 0% as determined by the quantitative process that controls the overlay.
The Fund’s return for the 12-month period ended December 31, 2022, was a function of negative returns across asset classes as well as its underlying fund and Exchange-Traded Fund (“ETF”) investments. The market environment during the reporting period was one of increased market volatility and deteriorating returns. This was driven by inflationary pressures and global central banks’ responses to them, as well as geopolitical events that drove uncertainty in markets. This uncertainty led to a risk-off environment and a sustained period of high volatility as markets contracted during the period.
The largest detractors to Fund returns were the underlying NVIT Core Bond Fund, NVIT BNY Mellon Core Plus Bond Fund, and
the underlying NVIT GS Large Cap Equity Insight Fund, which registered -14.58%, -13.44%, and -19.59% respectively, during the reporting period. The international funds were all challenged by rising interest rates and strong dollar as the Federal Reserve
(“Fed”) raised interest rates to combat high inflation. The Fund still holds these securities.
Most of the Fund’s eleven underlying investments held during the reporting period posted negative returns. The underlying NVIT
U.S. 130/30 Equity Fund, NVIT Short Term Bond Fund, and the underlying NVIT DoubleLine Total Return Tactical Fund returned
1.64%, -12.84%, and -5.32%, respectively, and were the largest relative contributors to the Fund’s returns for the period despite the latter two having negative returns. The Fund still holds these securities.
Through the volatility overlay sleeve, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the
Fund buys or sells index future contracts on the S&P 500
®
Index, S&P Midcap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index as dictated by an algorithm that determines – based on numerous variables – whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with prevailing market conditions.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2022. Broad market volatility (S&P 500
®
)
ranged between approximately 14% and 33%. The year began on the lower end of the volatility range, but it quickly rose in May and June reaching its highest marks of the year. This was due to Russia’s invasion of Ukraine, the threat of a world energy crisis, rising inflation, and lockdowns in China as cases of the Omicron variant of COVID spiked all over the world. This provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Through the middle part of the year market volatility started to gradually trend lower before another big spike in November due to the collapse of cryptocurrency exchange,
FTX, and concerns around the Fed’s interest rate policy before subsiding again in the month of December. Overall, the overlay sleeve reduced the Fund’s volatility but was a detractor from performance during the reporting period.
During Q2 2022, the portfolio management team added to the NVIT Core Bond Fund and the NVIT Core Plus Bond Fund, at the
expense of the NVIT Short Term Bond Fund, in order to increase the portfolio duration exposure.
During Q2 2022, the portfolio management team reduced their international exposure in favor of US equity by reducing the exposure to the NVIT GS International Equity Insights Fund and adding to the NVIT GS Large Cap Equity Insights Fund.
During the period, there were no liquidity events that materially impacted performance.
Each of the following manages a portion (“sleeve”) of the Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)

NVIT Blueprint
SM
Managed Growth Fund - December 31, 2022 - Fund Commentary - 45
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay Sleeve)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy.
The Fund, through its Core Sleeve, is subject to the risks of its underlying funds, including but not limited to: the risks of investing in equity securities; fixed-income securities (default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); international securities (currency fluctuations, political risks, differences in accounting and limited availability of information); and cash position risk (the Fund may miss investment opportunities). Through its Volatility
Overlay, the Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, makes both the asset allocation and underlying fund selection decisions for the Fund. Nationwide Asset Management, LLC (NWAM) provides asset allocation consulting services to NFA. NWAM also manages the Volatility Overlay using stock index futures according to Nationwide Funds’ quantitative process for evaluating volatility. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

46 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Managed Growth Fund
Asset Allocation
1
Equity Funds 61.4%
Fixed Income Funds 33.3%
Futures Contracts 0.2%
Other assets in excess of liabilities
§
5.1%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 29.5%
NVIT U.S. 130/30 Equity Fund, Class Y 16.0%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 14.1%
NVIT Core Bond Fund, Class Y 12.3%
NVIT GS International Equity Insights Fund, Class Y 8.9%
NVIT Short Term Bond Fund, Class Y 5.3%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 5.2%
Nationwide International Small Cap Fund, Class R6 2.7%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.5%
Nationwide Bond Fund, Class R6 2.2%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.3%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Blueprint
SM
Managed Growth Fund - December 31, 2022 - Fund Commentary - 47
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (15.08)% 2.63% 3.76% 4/30/2014
Class II (15.23)% 2.41% 4.20% 4/30/2013
Morningstar
®
Moderate
Target Risk Index (14.77)% 3.73% 5.35%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.02% 0.83%
Class II 1.27% 1.03%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

48 - Fund Commentary - December 31, 2022 - NVIT Blueprint
SM
Managed Growth Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Blueprint
SM
Managed Growth Fund versus performance
of the Morningstar
®
Moderate Target Risk Index from inception through 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

Blueprint Funds - December 31, 2022 - Shareholder Expense Example - 49
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
(a)
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a) (b)
NVIT Blueprint
SM
Aggressive Fund
Class I Shares
Actual
(c)
1,000.00 1,026.30 1.63 0.32
Hypothetical
(c)(d)
1,000.00 1,023.59 1.63 0.32
Class II Shares
Actual
(c)
1,000.00 1,026.40 2.09 0.41
Hypothetical
(c)(d)
1,000.00 1,023.14 2.09 0.41
NVIT Blueprint
SM
Moderately Aggressive Fund
Class I Shares
Actual
(c)
1,000.00 1,021.90 1.53 0.30
Hypothetical
(c)(d)
1,000.00 1,023.69 1.53 0.30
Class II Shares
Actual
(c)
1,000.00 1,020.80 1.99 0.39
Hypothetical
(c)(d)
1,000.00 1,023.24 1.99 0.39

50 - Shareholder Expense Example - December 31, 2022 - Blueprint Funds
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
(a)
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a) (b)
NVIT Blueprint
SM
Moderate Fund
Class I Shares
Actual
(c)
1,000.00 1,010.00 1.47 0.29
Hypothetical
(c)(d)
1,000.00 1,023.74 1.48 0.29
Class II Shares
Actual
(c)
1,000.00 1,009.10 1.92 0.38
Hypothetical
(c)(d)
1,000.00 1,023.29 1.94 0.38
NVIT Blueprint
SM
Moderately Conservative Fund
Class I Shares
Actual
(c)
1,000.00 999.50 1.51 0.30
Hypothetical
(c)(d)
1,000.00 1,023.69 1.53 0.30
Class II Shares
Actual
(c)
1,000.00 999.50 1.97 0.39
Hypothetical
(c)(d)
1,000.00 1,023.24 1.99 0.39
NVIT Blueprint
SM
Conservative Fund
Class I Shares
Actual
(c)
1,000.00 989.20 1.45 0.29
Hypothetical
(c)(d)
1,000.00 1,023.74 1.48 0.29
Class II Shares
Actual
(c)
1,000.00 988.20 1.90 0.38
Hypothetical
(c)(d)
1,000.00 1,023.29 1.94 0.38
NVIT Blueprint
SM
Balanced Fund
Class I Shares
Actual
(c)
1,000.00 1,004.90 1.47 0.29
Hypothetical
(c)(d)
1,000.00 1,023.74 1.48 0.29
Class II Shares
Actual
(c)
1,000.00 1,004.00 1.92 0.38
Hypothetical
(c)(d)
1,000.00 1,023.29 1.94 0.38
NVIT Blueprint
SM
Capital Appreciation Fund
Class I Shares
Actual
(c)
1,000.00 1,014.30 1.47 0.29
Hypothetical
(c)(d)
1,000.00 1,023.74 1.48 0.29
Class II Shares
Actual
(c)
1,000.00 1,013.30 1.93 0.38
Hypothetical
(c)(d)
1,000.00 1,023.29 1.94 0.38
NVIT Blueprint
SM
Managed Growth & Income Fund
Class I Shares
Actual
(c)
1,000.00 982.20 1.25 0.25
Hypothetical
(c)(d)
1,000.00 1,023.95 1.28 0.25
Class II Shares
Actual
(c)
1,000.00 981.10 2.25 0.45
Hypothetical
(c)(d)
1,000.00 1,022.94 2.29 0.45

Blueprint Funds - December 31, 2022 - Shareholder Expense Example - 51
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
(a)
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a) (b)
NVIT Blueprint
SM
Managed Growth Fund
Class I Shares
Actual
(c)
1,000.00 971.10 1.09 0.22
Hypothetical
(c)(d)
1,000.00 1,024.10 1.12 0.22
Class II Shares
Actual
(c)
1,000.00 970.10 2.09 0.42
Hypothetical
(c)(d)
1,000.00 1,023.09 2.14 0.42
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

52 - Statement of Investments - December 31, 2022 - NVIT Blueprint
SM
Aggressive Fund
Investment Companies 100 .1%
Shares Value ($)
Equity Funds 90.2%
Nationwide International Small
Cap Fund, Class R6(a) 1,283,127 11,163,201
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,748,196 12,814,277
NVIT GS International Equity
Insights Fund, Class Y(a) 2,680,650 23,482,494
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 6,892,530 63,962,678
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 886,906 7,911,199
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 2,095,971 27,038,022
Total Equity Funds
(cost $159,111,797) 146,371,871
Investment Companies
Shares Value ($)
Fixed Income Funds 9.9%
Nationwide Bond Fund, Class
R6(a) 191,330 1,557,425
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 843,900 8,092,999
NVIT Core Bond Fund, Class
Y(a) 717,310 6,434,275
Total Fixed Income Funds
(cost $18,778,023) 16,084,699
Total Investment Companies
(cost $177,889,820) 162,456,570
Total Investments
(cost $177,889,820) — 100.1% 162,456,570
Liabilities in excess of other assets — (0.1)% (86,552)
NET ASSETS — 100.0% $ 162,370,018
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderately Aggressive Fund - December 31, 2022 - Statement of Investments - 53
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 81.1%
Nationwide International Small
Cap Fund, Class R6(a) 2,520,147 21,925,275
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,399,457 24,918,018
NVIT GS International Equity
Insights Fund, Class Y(a) 5,762,523 50,479,697
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 15,149,761 140,589,786
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,944,505 17,344,988
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,708,806 60,743,592
Total Equity Funds
(cost $334,900,568) 316,001,356
Investment Companies
Shares Value ($)
Fixed Income Funds 18.9%
Nationwide Bond Fund, Class
R6(a) 766,938 6,242,872
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 3,919,017 37,583,373
NVIT Core Bond Fund, Class
Y(a) 3,304,857 29,644,567
Total Fixed Income Funds
(cost $86,749,425) 73,470,812
Total Investment Companies
(cost $421,649,993) 389,472,168
Total Investments
(cost $421,649,993) — 100.0% 389,472,168
Liabilities in excess of other assets — 0.0%
†
(162,747)
NET ASSETS — 100.0% $ 389,309,421
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

54 - Statement of Investments - December 31, 2022 - NVIT Blueprint
SM
Moderate Fund
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 61.2%
Nationwide International Small
Cap Fund, Class R6(a) 6,612,860 57,531,878
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 14,751,467 108,128,251
NVIT GS International Equity
Insights Fund, Class Y(a) 19,168,031 167,911,950
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 58,021,865 538,442,904
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 5,809,182 51,817,906
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 18,202,804 234,816,176
Total Equity Funds
(cost $1,220,252,929) 1,158,649,065
Investment Companies
Shares Value ($)
Fixed Income Funds 38.8%
Nationwide Bond Fund, Class
R6(a) 5,484,356 44,642,661
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 30,845,545 295,808,773
NVIT Core Bond Fund, Class
Y(a) 28,596,740 256,512,758
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 3,269,683 27,269,157
NVIT Short Term Bond Fund,
Class Y(a) 11,798,694 111,733,631
Total Fixed Income Funds
(cost $863,358,283) 735,966,980
Total Investment Companies
(cost $2,083,611,212) 1,894,616,045
Total Investments
(cost $2,083,611,212) — 100.0% 1,894,616,045
Liabilities in excess of other assets — 0.0%
†
(730,095)
NET ASSETS — 100.0% $ 1,893,885,950
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderately Conservative Fund - December 31, 2022 - Statement of Investments - 55
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 40.0%
Nationwide International Small
Cap Fund, Class R6(a) 988,060 8,596,124
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,483,790 18,206,181
NVIT GS International Equity
Insights Fund, Class Y(a) 4,429,128 38,799,162
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 10,789,998 100,131,185
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 963,691 8,596,124
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,498,335 45,128,523
Total Equity Funds
(cost $230,636,062) 219,457,299
Investment Companies
Shares Value ($)
Fixed Income Funds 60.0%
Nationwide Bond Fund, Class
R6(a) 2,680,458 21,818,926
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,255,504 11,337,201
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 10,882,332 104,361,563
NVIT Core Bond Fund, Class
Y(a) 12,256,112 109,937,327
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,329,826 11,090,749
NVIT Short Term Bond Fund,
Class Y(a) 7,507,523 71,096,241
Total Fixed Income Funds
(cost $381,039,786) 329,642,007
Total Investment Companies
(cost $611,675,848) 549,099,306
Total Investments
(cost $611,675,848) — 100.0% 549,099,306
Liabilities in excess of other assets — 0.0%
†
(231,674)
NET ASSETS — 100.0% $ 548,867,632
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

56 - Statement of Investments - December 31, 2022 - NVIT Blueprint
SM
Conservative Fund
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 19.8%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,301,824 9,542,372
NVIT GS International Equity
Insights Fund, Class Y(a) 2,598,115 22,759,490
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 5,778,407 53,623,613
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 327,637 2,922,518
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 1,755,794 22,649,738
Total Equity Funds
(cost $114,061,410) 111,497,731
Investment Companies
Shares Value ($)
Fixed Income Funds 80.2%
Nationwide Bond Fund, Class
R6(a) 3,824,012 31,127,460
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,517,713 22,734,950
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 14,072,681 134,957,010
NVIT Core Bond Fund, Class
Y(a) 15,049,089 134,990,331
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,717,390 14,323,032
NVIT Short Term Bond Fund,
Class Y(a) 11,905,848 112,748,385
Total Fixed Income Funds
(cost $516,710,887) 450,881,168
Total Investment Companies
(cost $630,772,297) 562,378,899
Total Investments
(cost $630,772,297) — 100.0% 562,378,899
Liabilities in excess of other assets — 0.0%
†
(233,588)
NET ASSETS — 100.0% $ 562,145,311
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Balanced Fund - December 31, 2022 - Statement of Investments - 57
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 50.0%
Nationwide International Small
Cap Fund, Class R6(a) 4,743,284 41,266,570
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 9,429,052 69,114,954
NVIT GS International Equity
Insights Fund, Class Y(a) 16,584,668 145,281,692
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 38,277,575 355,215,893
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,728,736 33,260,321
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 12,079,444 155,824,822
Total Equity Funds
(cost $844,641,865) 799,964,252
Investment Companies
Shares Value ($)
Fixed Income Funds 50.0%
Nationwide Bond Fund, Class
R6(a) 6,912,094 56,264,443
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 30,028,534 287,973,642
NVIT Core Bond Fund, Class
Y(a) 30,362,410 272,350,816
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,942,638 24,541,602
NVIT Short Term Bond Fund,
Class Y(a) 16,896,993 160,014,524
Total Fixed Income Funds
(cost $933,001,154) 801,145,027
Total Investment Companies
(cost $1,777,643,019) 1,601,109,279
Total Investments
(cost $1,777,643,019) — 100.0% 1,601,109,279
Liabilities in excess of other assets — 0.0%
†
(625,893)
NET ASSETS — 100.0% $ 1,600,483,386
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

58 - Statement of Investments - December 31, 2022 - NVIT Blueprint
SM
Capital Appreciation Fund
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 70.2%
Nationwide International Small
Cap Fund, Class R6(a) 10,030,593 87,266,155
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 16,938,109 124,156,337
NVIT GS International Equity
Insights Fund, Class Y(a) 21,775,948 190,757,305
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 67,780,278 629,000,982
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 7,654,610 68,279,124
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 17,697,890 228,302,776
Total Equity Funds
(cost $1,414,947,596) 1,327,762,679
Investment Companies
Shares Value ($)
Fixed Income Funds 29.8%
Nationwide Bond Fund, Class
R6(a) 4,517,461 36,772,132
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 23,514,182 225,501,010
NVIT Core Bond Fund, Class
Y(a) 25,077,955 224,949,255
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,238,118 18,665,902
NVIT Short Term Bond Fund,
Class Y(a) 6,000,936 56,828,862
Total Fixed Income Funds
(cost $663,251,523) 562,717,161
Total Investment Companies
(cost $2,078,199,119) 1,890,479,840
Total Investments
(cost $2,078,199,119) — 100.0% 1,890,479,840
Liabilities in excess of other assets — 0.0%
†
(729,584)
NET ASSETS — 100.0% $ 1,889,750,256
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Managed Growth & Income Fund - December 31, 2022 - Statement of Investments - 59
Investment Companies 95 .1%
Shares Value ($)
Equity Funds 51.7%
Nationwide International Small
Cap Fund, Class R6(a) 1,261,046 10,971,102
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,509,574 18,395,174
NVIT GS International Equity
Insights Fund, Class Y(a) 5,158,257 45,186,332
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 11,691,724 108,499,195
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,068,095 9,527,412
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,608,649 59,451,571
Total Equity Funds
(cost $262,435,805) 252,030,786
Investment Companies
Shares Value ($)
Fixed Income Funds 43.4%
Nationwide Bond Fund, Class
R6(a) 1,769,674 14,405,147
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 7,897,840 75,740,289
NVIT Core Bond Fund, Class
Y(a) 7,978,351 71,565,804
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 752,406 6,275,066
NVIT Short Term Bond Fund,
Class Y(a) 4,602,391 43,584,646
Total Fixed Income Funds
(cost $244,809,193) 211,570,952
Total Investment Companies
(cost $507,244,998) 463,601,738
Total Investments
(cost $507,244,998) — 95.1% 463,601,738
Other assets in excess of liabilities — 4.9% 23,803,103
NET ASSETS — 100.0% $ 487,404,841
(a) Investment in affiliate.
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (160) 3/2023 USD (15,595,200) 268,184
Russell 2000 E-Mini Index (34) 3/2023 USD (3,010,530) 88,333
S&P 500 E-Mini Index (131) 3/2023 USD (25,289,550) 780,554
S&P Midcap 400 E-Mini Index (27) 3/2023 USD (6,595,020) 151,211
Net contracts 1,288,282
As of December 31, 2022, the Fund had $2,899,947 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

60 - Statement of Investments - December 31, 2022 - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 94 .7%
Shares Value ($)
Equity Funds 61.4%
Nationwide International Small
Cap Fund, Class R6(a) 3,391,099 29,502,562
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 7,581,469 55,572,169
NVIT GS International Equity
Insights Fund, Class Y(a) 10,910,773 95,578,375
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 34,100,212 316,449,964
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,997,325 26,736,141
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 13,319,653 171,823,530
Total Equity Funds
(cost $724,986,560) 695,662,741
Investment Companies
Shares Value ($)
Fixed Income Funds 33.3%
Nationwide Bond Fund, Class
R6(a) 2,829,592 23,032,876
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 15,796,054 151,484,158
NVIT Core Bond Fund, Class
Y(a) 14,755,095 132,353,205
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,695,315 14,138,924
NVIT Short Term Bond Fund,
Class Y(a) 6,003,321 56,851,450
Total Fixed Income Funds
(cost $441,665,098) 377,860,613
Total Investment Companies
(cost $1,166,651,658) 1,073,523,354
Total Investments
(cost $1,166,651,658) — 94.7% 1,073,523,354
Other assets in excess of liabilities — 5.3% 60,524,907
NET ASSETS — 100.0% $ 1,134,048,261
(a) Investment in affiliate.
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (749) 3/2023 USD (73,005,030) 654,380
Russell 2000 E-Mini Index (172) 3/2023 USD (15,229,740) 130,706
S&P 500 E-Mini Index (670) 3/2023 USD (129,343,500) 1,574,942
S&P Midcap 400 E-Mini Index (145) 3/2023 USD (35,417,700) 209,070
Net contracts 2,569,098
As of December 31, 2022, the Fund had $14,595,357 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

62 - Statements of Assets and Liabilities - December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 162,456,570
Receivable for investments sold 12,986
Receivable for capital shares issued 15,133
Prepaid expenses 203
Total Assets 162,484,892
Liabilities:
Payable for capital shares redeemed 28,119
Accrued expenses and other payables:
Investment advisory fees 13,994
Fund administration fees 13,836
Distribution fees 9,056
Administrative servicing fees 20,628
Accounting and transfer agent fees 135
Trustee fees 5
Custodian fees 4,259
Compliance program costs (Note 3) 185
Professional fees 5,620
Printing fees 11,523
Recoupment fees (Note 3) 6,300
Other 1,214
Total Liabilities 114,874
Net Assets $ 162,370,018
Cost of investment securities of affiliated issuers 177,889,820
Represented by:
Capital $ 149,838,994
Total distributable earnings (loss) 12,531,024
Net Assets $ 162,370,018

Blueprint Funds - December 31, 2022 - Statements of Assets and Liabilities - 63
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 389,472,168 $ 1,894,616,045 $ 549,099,306 $ 562,378,899 $ 1,601,109,279
66,772 766,570 227,408 387,355 711,960
33,857 80,202 — — 2,796
457 1,908 528 621 1,619
389,573,254 1,895,464,725 549,327,242 562,766,875 1,601,825,654
100,628 846,772 227,408 387,355 714,756
35,606 160,263 47,547 48,659 137,473
18,142 46,665 21,183 21,432 41,122
23,391 143,780 42,282 43,220 122,967
51,044 253,715 73,720 74,428 214,235
279 1,537 422 428 1,292
87 13 27 79 64
12,346 67,107 19,619 19,706 57,133
443 2,160 623 639 1,824
6,569 16,449 7,380 7,440 14,925
13,212 24,593 14,371 14,481 23,370
— — — — —
2,086 15,721 5,028 3,697 13,107
263,833 1,578,775 459,610 621,564 1,342,268
$ 389,309,421 $ 1,893,885,950 $ 548,867,632 $ 562,145,311 $ 1,600,483,386
421,649,993 2,083,611,212 611,675,848 630,772,297 1,777,643,019
$ 351,297,087 $ 1,779,177,608 $ 549,173,046 $ 602,082,387 $ 1,572,791,904
38,012,334 114,708,342 (305,414) (39,937,076) 27,691,482
$ 389,309,421 $ 1,893,885,950 $ 548,867,632 $ 562,145,311 $ 1,600,483,386

64 - Statements of Assets and Liabilities - December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Net Assets:
Class I Shares $ 45,598,718
Class II Shares 116,771,300
Total $ 162,370,018
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 4,139,911
Class II Shares 10,647,373
Total 14,787,284
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 11 .01
Class II Shares $ 10 .97

Blueprint Funds - December 31, 2022 - Statements of Assets and Liabilities - 65
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 89,199,012 $ 48,287,996 $ 6,282,168 $ 7,377,272 $ 22,508,903
300,110,409 1,845,597,954 542,585,464 554,768,039 1,577,974,483
$ 389,309,421 $ 1,893,885,950 $ 548,867,632 $ 562,145,311 $ 1,600,483,386
9,530,988 4,708,438 616,089 755,055 2,162,616
32,167,268 180,672,427 53,322,742 56,874,552 152,889,031
41,698,256 185,380,865 53,938,831 57,629,607 155,051,647
$ 9 .36 $ 10 .26 $ 10 .20 $ 9 .77 $ 10 .41
$ 9 .33 $ 10 .22 $ 10 .18 $ 9 .75 $ 10 .32

66 - Statements of Assets and Liabilities - December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,890,479,840
Cash —
Deposits with broker for futures contracts —
Interest and dividends receivable —
Receivable for investments sold 171,529
Receivable for capital shares issued 85,225
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 1,995
Total Assets 1,890,738,589
Liabilities:
Payable for capital shares redeemed 256,754
Accrued expenses and other payables:
Investment advisory fees 160,076
Fund administration fees 46,648
Distribution fees 144,258
Administrative servicing fees 253,137
Accounting and transfer agent fees 1,573
Trustee fees 19
Custodian fees 69,754
Compliance program costs (Note 3) 2,174
Professional fees 16,669
Printing fees 21,859
Other 15,412
Total Liabilities 988,333
Net Assets $ 1,889,750,256
Cost of investment securities of affiliated issuers 2,078,199,119
Represented by:
Capital $ 1,740,833,039
Total distributable earnings (loss) 148,917,217
Net Assets $ 1,889,750,256

Blueprint Funds - December 31, 2022 - Statements of Assets and Liabilities - 67
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 463,601,738 $ 1,073,523,354
20,785,196 44,139,839
2,914,799 15,619,758
62,001 161,331
115,351 1,237,072
— 280
274,718 1,082,308
67,503 182,699
511 1,296
487,821,817 1,135,947,937
115,351 1,237,353
92,199 215,513
19,956 32,236
82,988 194,675
62,572 144,890
368 885
56 83
15,726 36,415
549 1,289
7,484 13,155
16,437 17,105
3,290 6,077
416,976 1,899,676
$ 487,404,841 $ 1,134,048,261
507,244,998 1,166,651,658
$ 507,044,036 $ 1,109,294,238
(19,639,195) 24,754,023
$ 487,404,841 $ 1,134,048,261

68 - Statements of Assets and Liabilities - December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
Net Assets:
Class I Shares $ 40,461,496
Class II Shares 1,849,288,760
Total $ 1,889,750,256
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 4,063,529
Class II Shares 186,100,602
Total 190,164,131
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 9 .96
Class II Shares $ 9 .94

Blueprint Funds - December 31, 2022 - Statements of Assets and Liabilities - 69
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 5,145,566 $ 7,648,060
482,259,275 1,126,400,201
$ 487,404,841 $ 1,134,048,261
491,497 689,544
46,318,283 102,187,204
46,809,780 102,876,748
$ 10 .47 $ 11 .09
$ 10 .41 $ 11 .02

70 - Statements of Operations - For the Year Ended December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 4,629,068
Total Income 4,629,068
EXPENSES:
Investment advisory fees 326,965
Fund administration fees 78,639
Distribution fees Class II Shares 296,188
Administrative servicing fees Class I Shares 67,509
Administrative servicing fees Class II Shares 177,714
Professional fees 13,647
Printing fees 6,157
Trustee fees 5,887
Custodian fees 8,061
Accounting and transfer agent fees 743
Compliance program costs (Note 3) 697
Recoupment fees (Note 3) 6,300
Other 1,380
Total expenses before fees waived and expenses reimbursed 989,887
Distribution fees waived - Class II (Note 3) (189,563)
Investment advisory fees waived (Note 3) (163,480)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 636,844
NET INVESTMENT INCOME 3,992,224
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 26,772,675
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (1,574,131)
Net realized gains (losses) 25,198,544
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (56,672,852)
Net change in unrealized appreciation/depreciation (56,672,852)
Net realized/unrealized gains (losses) (31,474,308)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (27,482,084)

Blueprint Funds - For the Year Ended December 31, 2022 - Statements of Operations - 71
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 11,331,686 $ 55,810,939 $ 16,024,940 $ 16,274,876 $ 46,097,779
11,331,686 55,810,939 16,024,940 16,274,876 46,097,779
827,800 4,078,208 1,212,108 1,238,897 3,499,843
132,941 492,575 174,513 177,508 425,420
805,223 5,056,529 1,499,238 1,529,012 4,350,182
137,711 75,616 9,565 11,805 34,482
483,135 3,033,845 899,511 917,362 2,610,031
22,617 84,769 29,147 29,579 73,405
5,646 10,295 8,495 6,668 11,438
14,817 73,575 21,481 22,001 62,395
20,619 101,200 28,349 28,543 85,054
1,446 6,473 2,039 2,089 5,546
1,724 8,570 2,512 2,582 7,293
— — — — —
7,896 42,474 12,747 12,346 36,060
2,461,575 13,064,129 3,899,705 3,978,392 11,201,149
(515,355) (3,236,213) (959,523) (978,578) (2,784,147)
(413,893) (2,072,949) (606,043) (619,437) (1,762,988)
(111) — — — —
1,532,216 7,754,967 2,334,139 2,380,377 6,654,014
9,799,470 48,055,972 13,690,801 13,894,499 39,443,765
60,976,274 237,340,861 44,784,282 24,295,601 159,623,945
246,638 21,323,492 5,436,450 (3,673,722) 7,713,207
61,222,912 258,664,353 50,220,732 20,621,879 167,337,152
(142,378,105) (643,548,768) (154,463,049) (117,647,483) (482,273,713)
(142,378,105) (643,548,768) (154,463,049) (117,647,483) (482,273,713)
(81,155,193) (384,884,415) (104,242,317) (97,025,604) (314,936,561)
$ (71,355,723) $ (336,828,443) $ (90,551,516) $ (83,131,105) $ (275,492,796)

72 - Statements of Operations - For the Year Ended December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 54,049,807
Interest income (unaffiliated) —
Total Income 54,049,807
EXPENSES:
Investment advisory fees 4,126,680
Fund administration fees 498,286
Distribution fees Class II Shares 5,144,696
Administrative servicing fees Class I Shares 62,658
Administrative servicing fees Class II Shares 3,086,764
Professional fees 86,096
Printing fees 9,305
Trustee fees 74,451
Custodian fees 106,756
Accounting and transfer agent fees 6,549
Compliance program costs (Note 3) 8,640
Other 43,202
Total expenses before fees waived and expenses reimbursed 13,254,083
Distribution fees waived - Class II (Note 3) (3,292,642)
Investment advisory fees waived (Note 3) (2,099,589)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 7,861,852
NET INVESTMENT INCOME 46,187,955
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 270,057,324
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 21,988,921
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) 292,046,245
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (705,209,202)
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation (705,209,202)
Net realized/unrealized gains (losses) (413,162,957)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (366,975,002)

Blueprint Funds - For the Year Ended December 31, 2022 - Statements of Operations - 73
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 13,524,921 $ 32,036,502
406,003 1,099,967
13,930,924 33,136,469
1,166,605 2,746,239
158,153 313,883
1,314,018 3,102,375
7,023 11,049
788,391 1,861,391
26,635 55,485
6,856 7,809
18,808 44,288
23,701 56,971
1,729 3,918
2,210 5,210
10,553 23,984
3,524,682 8,232,602
(262,803) (620,479)
— —
(883,701) (2,380,815)
2,378,178 5,231,308
11,552,746 27,905,161
49,406,830 140,847,930
(4,519,139) (9,479,122)
(6,036,323) (29,192,182)
38,851,368 102,176,626
(134,270,270) (346,666,130)
1,624,471 1,554,445
(132,645,799) (345,111,685)
(93,794,431) (242,935,059)
$ (82,241,685) $ (215,029,898)

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - December 31, 2022 - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 3,992,224 $ 2,142,730
Net realized gains 25,198,544 3,943,931
Net change in unrealized appreciation/depreciation (56,672,852) 21,910,367
Change in net assets resulting from operations (27,482,084) 27,997,028
Distributions to Shareholders From:
Distributable earnings:
Class I (172,905) (85,953)
Class II (462,040) (151,792)
Change in net assets from shareholder distributions (634,945) (237,745)
Change in net assets from capital transactions 13,000,494 18,411,385
Change in net assets (15,116,535) 46,170,668
Net Assets:
Beginning of year 177,486,553 131,315,885
End of year $ 162,370,018 $ 177,486,553
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 7,795,202 $ 6,453,502
Dividends reinvested 172,905 85,953
Cost of shares redeemed (3,358,732) (3,858,306)
Total Class I Shares 4,609,375 2,681,149
Class II Shares
Proceeds from shares issued 20,917,039 28,868,524
Dividends reinvested 462,040 151,792
Cost of shares redeemed (12,987,960) (13,290,080)
Total Class II Shares 8,391,119 15,730,236
Change in net assets from capital transactions $ 13,000,494 $ 18,411,385
SHARE TRANSACTIONS:
Class I Shares
Issued 677,861 543,143
Reinvested 15,704 6,800
Redeemed (283,269) (323,047)
Total Class I Shares 410,296 226,896
Class II Shares
Issued 1,805,874 2,406,011
Reinvested 42,119 12,047
Redeemed (1,116,943) (1,108,361)
Total Class II Shares 731,050 1,309,697
Total change in shares 1,141,346 1,536,593

Blueprint Funds - December 31, 2022 - Statements of Changes in Net Assets - 75
NVIT Blueprint
SM
Moderately Aggressive
Fund NVIT Blueprint
SM
Moderate Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 9,799,470 $ 6,020,293 $ 48,055,972 $ 32,432,773
61,222,912 13,533,125 258,664,353 90,452,018
(142,378,105) 54,194,343 (643,548,768) 188,304,430
(71,355,723) 73,747,761 (336,828,443) 311,189,221
(1,704,493) (231,250) (1,501,290) (144,227)
(5,968,386) (567,903) (58,794,948) (3,849,614)
(7,672,879) (799,153) (60,296,238) (3,993,841)
(5,571,864) (13,072,408) (145,925,636) (274,962,203)
(84,600,466) 59,876,200 (543,050,317) 32,233,177
473,909,887 414,033,687 2,436,936,267 2,404,703,090
$ 389,309,421 $ 473,909,887 $ 1,893,885,950 $ 2,436,936,267
$ 6,555,794 $ 7,894,560 $ 3,232,924 $ 4,810,088
1,704,493 231,250 1,501,290 144,227
(5,177,420) (4,942,645) (3,499,293) (3,686,038)
3,082,867 3,183,165 1,234,921 1,268,277
13,490,776 20,003,453 6,270,512 5,256,909
5,968,386 567,903 58,794,948 3,849,614
(28,113,893) (36,826,929) (212,226,017) (285,337,003)
(8,654,731) (16,255,573) (147,160,557) (276,230,480)
$ (5,571,864) $ (13,072,408) $ (145,925,636) $ (274,962,203)
670,339 739,659 301,160 408,143
181,716 21,177 145,615 11,949
(518,909) (471,012) (323,643) (316,298)
333,146 289,824 123,132 103,794
1,342,844 1,904,384 592,791 445,782
638,330 52,101 5,724,922 319,735
(2,873,357) (3,517,968) (19,401,335) (24,433,742)
(892,183) (1,561,483) (13,083,622) (23,668,225)
(559,037) (1,271,659) (12,960,490) (23,564,431)

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - December 31, 2022 - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 13,690,801 $ 9,919,738
Net realized gains 50,220,732 22,958,552
Net change in unrealized appreciation/depreciation (154,463,049) 29,963,083
Change in net assets resulting from operations (90,551,516) 62,841,373
Distributions to Shareholders From:
Distributable earnings:
Class I (176,383) (18,365)
Class II (15,921,575) (1,159,059)
Change in net assets from shareholder distributions (16,097,958) (1,177,424)
Change in net assets from capital transactions (48,130,285) (80,066,498)
Change in net assets (154,779,759) (18,402,549)
Net Assets:
Beginning of year 703,647,391 722,049,940
End of year $ 548,867,632 $ 703,647,391
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,303,642 $ 1,609,565
Dividends reinvested 176,383 18,365
Cost of shares redeemed (811,362) (2,578,239)
Total Class I Shares 668,663 (950,309)
Class II Shares
Proceeds from shares issued 9,113,581 11,671,473
Dividends reinvested 15,921,575 1,159,059
Cost of shares redeemed (73,834,104) (91,946,721)
Total Class II Shares (48,798,948) (79,116,189)
Change in net assets from capital transactions $ (48,130,285) $ (80,066,498)
SHARE TRANSACTIONS:
Class I Shares
Issued 118,263 138,603
Reinvested 17,191 1,541
Redeemed (73,689) (226,285)
Total Class I Shares 61,765 (86,141)
Class II Shares
Issued 826,064 1,004,254
Reinvested 1,554,841 97,318
Redeemed (6,865,911) (7,906,031)
Total Class II Shares (4,485,006) (6,804,459)
Total change in shares (4,423,241) (6,890,600)

Blueprint Funds - December 31, 2022 - Statements of Changes in Net Assets - 77
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 13,894,499 $ 10,693,941 $ 39,443,765 $ 29,910,531
20,621,879 19,235,881 167,337,152 81,828,726
(117,647,483) 1,170,465 (482,273,713) 105,702,953
(83,131,105) 31,100,287 (275,492,796) 217,442,210
(170,179) (36,822) (766,530) (62,563)
(12,876,352) (2,367,928) (57,235,273) (3,239,209)
(13,046,531) (2,404,750) (58,001,803) (3,301,772)
(50,794,258) (74,402,815) (134,729,149) (212,312,168)
(146,971,894) (45,707,278) (468,223,748) 1,828,270
709,117,205 754,824,483 2,068,707,134 2,066,878,864
$ 562,145,311 $ 709,117,205 $ 1,600,483,386 $ 2,068,707,134
$ 1,353,911 $ 2,381,024 $ 3,638,816 $ 3,752,678
170,179 36,822 766,530 62,563
(1,529,814) (2,746,795) (3,448,589) (2,147,122)
(5,724) (328,949) 956,757 1,668,119
34,263,591 70,463,331 8,264,331 8,546,817
12,876,352 2,367,928 57,235,273 3,239,209
(97,928,477) (146,905,125) (201,185,510) (225,766,313)
(50,788,534) (74,073,866) (135,685,906) (213,980,287)
$ (50,794,258) $ (74,402,815) $ (134,729,149) $ (212,312,168)
130,353 214,070 325,651 311,893
17,277 3,253 73,352 5,082
(148,913) (247,747) (302,861) (182,086)
(1,283) (30,424) 96,142 134,889
3,293,520 6,334,299 743,909 726,375
1,309,904 209,366 5,524,640 265,074
(9,495,200) (13,252,606) (18,274,476) (18,996,908)
(4,891,776) (6,708,941) (12,005,927) (18,005,459)
(4,893,059) (6,739,365) (11,909,785) (17,870,570)

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - December 31, 2022 - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 46,187,955 $ 33,807,864
Net realized gains 292,046,245 119,406,803
Net change in unrealized appreciation/depreciation (705,209,202) 214,836,569
Change in net assets resulting from operations (366,975,002) 368,051,236
Distributions to Shareholders From:
Distributable earnings:
Class I (1,839,109) (116,449)
Class II (86,622,671) (4,160,553)
Change in net assets from shareholder distributions (88,461,780) (4,277,002)
Change in net assets from capital transactions (164,928,300) (304,706,012)
Change in net assets (620,365,082) 59,068,222
Net Assets:
Beginning of year 2,510,115,338 2,451,047,116
End of year $ 1,889,750,256 $ 2,510,115,338
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 6,657,318 $ 4,017,933
Dividends reinvested 1,839,109 116,449
Cost of shares redeemed (4,671,835) (2,084,205)
Total Class I Shares 3,824,592 2,050,177
Class II Shares
Proceeds from shares issued 3,736,945 3,690,701
Dividends reinvested 86,622,671 4,160,553
Cost of shares redeemed (259,112,508) (314,607,443)
Total Class II Shares (168,752,892) (306,756,189)
Change in net assets from capital transactions $ (164,928,300) $ (304,706,012)
SHARE TRANSACTIONS:
Class I Shares
Issued 608,058 344,549
Reinvested 183,911 9,712
Redeemed (436,241) (183,890)
Total Class I Shares 355,728 170,371
Class II Shares
Issued 341,765 321,259
Reinvested 8,670,938 347,292
Redeemed (24,078,542) (27,120,981)
Total Class II Shares (15,065,839) (26,452,430)
Total change in shares (14,710,111) (26,282,059)

Blueprint Funds - December 31, 2022 - Statements of Changes in Net Assets - 79
NVIT Blueprint
SM
Managed Growth & Income
Fund NVIT Blueprint
SM
Managed Growth Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 11,552,746 $ 7,709,153 $ 27,905,161 $ 16,930,082
38,851,368 18,341,544 102,176,626 78,287,634
(132,645,799) 31,586,565 (345,111,685) 104,869,427
(82,241,685) 57,637,262 (215,029,898) 200,087,143
— (11,450) — (21,845)
— (890,907) — (2,049,600)
— (902,357) — (2,071,445)
(37,237,315) (35,268,355) (90,698,020) (81,405,805)
(119,479,000) 21,466,550 (305,727,918) 116,609,893
606,883,841 585,417,291 1,439,776,179 1,323,166,286
$ 487,404,841 $ 606,883,841 $ 1,134,048,261 $ 1,439,776,179
$ 2,616,098 $ 705,518 $ 1,888,254 $ 2,749,872
— 11,450 — 21,845
(713,160) (158,878) (659,213) (1,378,600)
1,902,938 558,090 1,229,041 1,393,117
8,953,667 12,546,694 12,244,036 16,797,369
— 890,907 — 2,049,600
(48,093,920) (49,264,046) (104,171,097) (101,645,891)
(39,140,253) (35,826,445) (91,927,061) (82,798,922)
$ (37,237,315) $ (35,268,355) $ (90,698,020) $ (81,405,805)
235,575 59,872 160,646 228,667
— 951 — 1,696
(64,742) (13,370) (55,260) (117,571)
170,833 47,453 105,386 112,792
825,728 1,082,298 1,025,859 1,343,718
— 74,180 — 159,626
(4,415,340) (4,219,877) (8,958,368) (8,251,592)
(3,589,612) (3,063,399) (7,932,509) (6,748,248)
(3,418,779) (3,015,946) (7,827,123) (6,635,456)

80 - Financial Highlights - December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)(h)
Class I Shares
12/31/2022 $ 13.04 $ 0.29 $ (2.28) $ (1.99) $ — $ (0.04) $ (0.04) $ 11.01 (15.23)% $ 45,599 0.32% 2.52% 0.42% 9.84%
12/31/2021 10.87 0.17 2.02 2.19 (0.02) — (0.02) 13.04 20.19% 48,630 0.33% 1.40% 0.43% 16.53%
12/31/2020 9.75 0.04 1.19 1.23 (0.11) — (0.11) 10.87 12.74% 38,068 0.33% 0.40% 0.45% 21.86%
12/31/2019 8.78 0.07 1.98 2.05 (0.29) (0.79) (1.08) 9.75 24.15% 31,708 0.33% 0.73% 0.44% 92.45%
12/31/2018 10.24 0.15 (1.21) (1.06) (0.20) (0.20) (0.40) 8.78 (10.72)% 25,224 0.33% 1.43% 0.45% 34.47%
Class II Shares
12/31/2022 12.99 0.28 (2.26) (1.98) — (0.04) (0.04) 10.97 (15.22)% 116,771 0.41% 2.42% 0.67% 9.84%
12/31/2021 10.83 0.16 2.02 2.18 (0.02) — (0.02) 12.99 20.10% 128,857 0.42% 1.35% 0.68% 16.53%
12/31/2020 9.73 0.03 1.18 1.21 (0.11) — (0.11) 10.83 12.56% 93,248 0.42% 0.29% 0.70% 21.86%
12/31/2019 8.77 0.06 1.97 2.03 (0.28) (0.79) (1.07) 9.73 23.96% 85,105 0.42% 0.61% 0.69% 92.45%
12/31/2018 10.22 0.13 (1.19) (1.06) (0.19) (0.20) (0.39) 8.77 (10.74)% 73,133 0.42% 1.25% 0.70% 34.47%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - December 31, 2022 - Financial Highlights - 81
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 11.23 $ 0.24 $ (1.93) $ (1.69) $ — $ (0.18) $ (0.18) $ 9.36 (15.01)% $ 89,199 0.30% 2.47% 0.40% 7.97%
12/31/2021 9.53 0.15 1.58 1.73 (0.03) — (0.03) 11.23 18.12% 103,327 0.30% 1.45% 0.40% 14.74%
12/31/2020 8.76 0.06 0.99 1.05 (0.09) (0.19) (0.28) 9.53 12.36% 84,871 0.30% 0.66% 0.41% 11.77%
12/31/2019 8.20 0.09 1.67 1.76 (0.27) (0.93) (1.20) 8.76 22.32% 74,964 0.30% 0.98% 0.40% 82.66%
12/31/2018 9.82 0.15 (1.01) (0.86) (0.20) (0.56) (0.76) 8.20 (9.39)% 61,664 0.30% 1.61% 0.40% 25.03%
Class II Shares
12/31/2022 11.21 0.23 (1.93) (1.70) — (0.18) (0.18) 9.33 (15.13)% 300,110 0.39% 2.34% 0.65% 7.97%
12/31/2021 9.51 0.14 1.58 1.72 (0.02) — (0.02) 11.21 18.06% 370,583 0.39% 1.31% 0.65% 14.74%
12/31/2020 8.75 0.04 1.00 1.04 (0.09) (0.19) (0.28) 9.51 12.26% 329,163 0.39% 0.53% 0.66% 11.77%
12/31/2019 8.19 0.07 1.68 1.75 (0.26) (0.93) (1.19) 8.75 22.23% 324,672 0.39% 0.83% 0.65% 82.66%
12/31/2018 9.81 0.13 (1.00) (0.87) (0.19) (0.56) (0.75) 8.19 (9.50)% 301,662 0.39% 1.39% 0.65% 25.03%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

82 - Financial Highlights - December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 12.32 $ 0.27 $ (2.00) $ (1.73) $ — $ (0.33) $ (0.33) $ 10.26 (14.08)% $ 48,288 0.29% 2.50% 0.39% 15.72%
12/31/2021 10.87 0.18 1.30 1.48 (0.03) — (0.03) 12.32 13.64% 56,500 0.28% 1.50% 0.38% 9.16%
12/31/2020 10.18 0.11 0.96 1.07 (0.09) (0.29) (0.38) 10.87 10.77% 48,710 0.29% 1.07% 0.39% 8.94%
12/31/2019 9.57 0.14 1.56 1.70 (0.29) (0.80) (1.09) 10.18 18.32% 45,677 0.28% 1.34% 0.38% 61.95%
12/31/2018 11.07 0.21 (0.95) (0.74) (0.23) (0.53) (0.76) 9.57 (7.07)% 43,051 0.28% 1.92% 0.38% 18.42%
Class II Shares
12/31/2022 12.29 0.25 (1.99) (1.74) — (0.33) (0.33) 10.22 (14.20)%(h) 1,845,598 0.38% 2.32% 0.64% 15.72%
12/31/2021 10.84 0.15 1.32 1.47 (0.02) — (0.02) 12.29 13.56%(h) 2,380,436 0.37% 1.32% 0.63% 9.16%
12/31/2020 10.16 0.09 0.97 1.06 (0.09) (0.29) (0.38) 10.84 10.69% 2,355,993 0.38% 0.93% 0.64% 8.94%
12/31/2019 9.56 0.13 1.55 1.68 (0.28) (0.80) (1.08) 10.16 18.14% 2,400,916 0.37% 1.27% 0.63% 61.95%
12/31/2018 11.05 0.18 (0.92) (0.74) (0.22) (0.53) (0.75) 9.56 (7.09)% 2,299,212 0.37% 1.66% 0.63% 18.42%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - December 31, 2022 - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
s
NVIT Blueprint
SM
Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 12.07 $ 0.27 $ (1.84) $ (1.57) $ — $ (0.30) $ (0.30) $ 10.20 (13.05)% $ 6,282 0.30% 2.52% 0.40% 17.97%
12/31/2021 11.08 0.18 0.84 1.02 (0.03) — (0.03) 12.07 9.23% 6,691 0.30% 1.56% 0.40% 9.22%
12/31/2020 10.28 0.16 0.77 0.93 (0.06) (0.07) (0.13) 11.08 9.15% 7,096 0.30% 1.58% 0.40% 7.90%
12/31/2019 9.72 0.18 1.19 1.37 (0.28) (0.53) (0.81) 10.28 14.28% 5,847 0.30% 1.70% 0.40% 45.02%
12/31/2018 10.89 0.22 (0.71) (0.49) (0.24) (0.44) (0.68) 9.72 (4.68)% 6,378 0.30% 2.04% 0.40% 15.44%
Class II Shares
12/31/2022 12.06 0.24 (1.82) (1.58) — (0.30) (0.30) 10.18 (13.14)%(h) 542,585 0.39% 2.26% 0.65% 17.97%
12/31/2021 11.07 0.16 0.85 1.01 (0.02) — (0.02) 12.06 9.12%(h) 696,957 0.39% 1.38% 0.65% 9.22%
12/31/2020 10.28 0.13 0.79 0.92 (0.06) (0.07) (0.13) 11.07 9.05% 714,954 0.39% 1.26% 0.65% 7.90%
12/31/2019 9.71 0.17 1.20 1.37 (0.27) (0.53) (0.80) 10.28 14.30% 734,443 0.39% 1.63% 0.65% 45.02%
12/31/2018 10.88 0.20 (0.69) (0.49) (0.24) (0.44) (0.68) 9.71 (4.76)% 715,604 0.39% 1.89% 0.65% 15.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

84 - Financial Highlights - December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 11.35 $ 0.25 $ (1.61) $ (1.36) $ — $ (0.22) $ (0.22) $ 9.77 (11.97)% $ 7,377 0.30% 2.40% 0.40% 21.03%
12/31/2021 10.91 0.18 0.31 0.49 (0.02) (0.03) (0.05) 11.35 4.49% 8,584 0.30% 1.64% 0.40% 15.86%
12/31/2020 10.18 0.21 0.58 0.79 (0.03) (0.03) (0.06) 10.91 7.69% 8,581 0.30% 1.98% 0.40% 21.82%
12/31/2019 9.61 0.23 0.80 1.03 (0.27) (0.19) (0.46) 10.18 10.77% 6,728 0.30% 2.24% 0.40% 33.21%
12/31/2018 10.16 0.23 (0.48) (0.25) (0.24) (0.06) (0.30) 9.61 (2.51)% 6,384 0.30% 2.31% 0.40% 15.61%
Class II Shares
12/31/2022 11.34 0.23 (1.60) (1.37) — (0.22) (0.22) 9.75 (12.07)% 554,768 0.39% 2.24% 0.65% 21.03%
12/31/2021 10.90 0.16 0.32 0.48 (0.01) (0.03) (0.04) 11.34 4.38% 700,533 0.39% 1.47% 0.65% 15.86%
12/31/2020 10.18 0.18 0.60 0.78 (0.03) (0.03) (0.06) 10.90 7.59% 746,243 0.39% 1.71% 0.65% 21.82%
12/31/2019 9.61 0.21 0.81 1.02 (0.26) (0.19) (0.45) 10.18 10.67% 639,362 0.39% 2.05% 0.65% 33.21%
12/31/2018 10.16 0.21 (0.47) (0.26) (0.23) (0.06) (0.29) 9.61 (2.60)% 624,695 0.39% 2.11% 0.65% 15.61%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - December 31, 2022 - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 12.48 $ 0.27 $ (1.97) $ (1.70) $ — $ (0.37) $ (0.37) $ 10.41 (13.60)% $ 22,509 0.29% 2.46% 0.39% 17.28%
12/31/2021 11.26 0.20 1.05 1.25 (0.03) — (0.03) 12.48 11.12% 25,787 0.29% 1.63% 0.39% 8.94%
12/31/2020 10.48 0.13 0.87 1.00 (0.07) (0.15) (0.22) 11.26 9.71% 21,757 0.29% 1.30% 0.39% 7.54%
12/31/2019 9.90 0.18 1.40 1.58 (0.29) (0.71) (1.00) 10.48 16.29% 20,019 0.29% 1.67% 0.39% 54.36%
12/31/2018 11.38 0.20 (0.85) (0.65) (0.25) (0.58) (0.83) 9.90 (6.04)% 17,637 0.29% 1.83% 0.39% 16.15%
Class II Shares
12/31/2022 12.39 0.25 (1.95) (1.70) — (0.37) (0.37) 10.32 (13.70)% 1,577,974 0.38% 2.24% 0.64% 17.28%
12/31/2021 11.18 0.17 1.06 1.23 (0.02) — (0.02) 12.39 11.00% 2,042,920 0.38% 1.43% 0.64% 8.94%
12/31/2020 10.41 0.11 0.88 0.99 (0.07) (0.15) (0.22) 11.18 9.68% 2,045,122 0.38% 1.12% 0.64% 7.54%
12/31/2019 9.84 0.16 1.40 1.56 (0.28) (0.71) (0.99) 10.41 16.18% 2,065,576 0.38% 1.48% 0.64% 54.36%
12/31/2018 11.33 0.20 (0.86) (0.66) (0.25) (0.58) (0.83) 9.84 (6.23)% 1,961,859 0.38% 1.83% 0.64% 16.15%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

86 - Financial Highlights - December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
d
NVIT Blueprint
SM
Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 12.27 $ 0.26 $ (2.10) $ (1.84) $ — $ (0.47) $ (0.47) $ 9.96 (15.02)%(h) $ 40,461 0.29% 2.45% 0.39% 16.86%
12/31/2021 10.62 0.18 1.50 1.68 (0.03) — (0.03) 12.27 15.85%(h) 45,476 0.28% 1.54% 0.38% 9.64%
12/31/2020 9.98 0.09 1.03 1.12 (0.10) (0.38) (0.48) 10.62 11.67% 37,553 0.29% 0.89% 0.39% 8.73%
12/31/2019 9.43 0.12 1.72 1.84 (0.30) (0.99) (1.29) 9.98 20.22% 32,811 0.28% 1.20% 0.38% 71.43%
12/31/2018 11.02 0.19 (1.02) (0.83) (0.23) (0.53) (0.76) 9.43 (8.04)% 27,457 0.28% 1.75% 0.38% 22.31%
Class II Shares
12/31/2022 12.25 0.24 (2.08) (1.84) — (0.47) (0.47) 9.94 (15.05)% 1,849,289 0.38% 2.20% 0.64% 16.86%
12/31/2021 10.60 0.15 1.52 1.67 (0.02) — (0.02) 12.25 15.76% 2,464,639 0.37% 1.33% 0.63% 9.64%
12/31/2020 9.98 0.07 1.03 1.10 (0.10) (0.38) (0.48) 10.60 11.47% 2,413,494 0.38% 0.74% 0.64% 8.73%
12/31/2019 9.42 0.11 1.73 1.84 (0.29) (0.99) (1.28) 9.98 20.24% 2,419,752 0.37% 1.04% 0.63% 71.43%
12/31/2018 11.01 0.16 (1.00) (0.84) (0.22) (0.53) (0.75) 9.42 (8.16)% 2,286,265 0.37% 1.53% 0.63% 22.31%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - December 31, 2022 - Financial Highlights - 87
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 12.12 $ 0.30 $ (1.95) $ (1.65) $ — $ — $ — $ 10.47 (13.61)% $ 5,146 0.25% 2.78% 0.42% 15.38%
12/31/2021 11.03 0.19 0.94 1.13 (0.04) — (0.04) 12.12 10.24% 3,888 0.25% 1.64% 0.42% 10.52%
12/31/2020 10.54 0.13 0.43 0.56 (0.07) — (0.07) 11.03 5.32% 3,014 0.25% 1.27% 0.42% 12.19%
12/31/2019 9.67 0.18 1.17 1.35 (0.28) (0.20) (0.48) 10.54 14.05% 2,674 0.25% 1.76% 0.42% 60.58%
12/31/2018 11.07 0.23 (0.96) (0.73) (0.24) (0.43) (0.67) 9.67 (6.81)% 2,132 0.25% 2.14% 0.42% 17.05%
Class II Shares
12/31/2022 12.08 0.24 (1.91) (1.67) — — — 10.41 (13.82)% 482,259 0.45% 2.17% 0.67% 15.38%
12/31/2021 10.99 0.15 0.96 1.11 (0.02) — (0.02) 12.08 10.08% 602,996 0.45% 1.27% 0.67% 10.52%
12/31/2020 10.53 0.10 0.43 0.53 (0.07) — (0.07) 10.99 5.04% 582,404 0.45% 1.01% 0.67% 12.19%
12/31/2019 9.66 0.15 1.18 1.33 (0.26) (0.20) (0.46) 10.53 13.85% 581,599 0.45% 1.45% 0.67% 60.58%
12/31/2018 11.06 0.19 (0.94) (0.75) (0.22) (0.43) (0.65) 9.66 (7.01)% 532,697 0.45% 1.78% 0.67% 17.05%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

88 - Financial Highlights - December 31, 2022 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 13.06 $ 0.31 $ (2.28) $ (1.97) $ — $ — $ — $ 11.09 (15.08)% $ 7,648 0.22% 2.67% 0.41% 13.95%
12/31/2021 11.32 0.19 1.59 1.78 (0.04) — (0.04) 13.06 15.72% 7,629 0.22% 1.54% 0.41% 9.86%
12/31/2020 10.61 0.12 0.67 0.79 (0.08) — (0.08) 11.32 7.53% 5,336 0.22% 1.17% 0.41% 12.93%
12/31/2019 9.79 0.17 1.33 1.50 (0.29) (0.39) (0.68) 10.61 15.59% 4,337 0.22% 1.59% 0.41% 71.18%
12/31/2018 11.31 0.22 (0.95) (0.73) (0.23) (0.56) (0.79) 9.79 (6.79)% 3,337 0.22% 2.03% 0.41% 16.69%
Class II Shares
12/31/2022 13.01 0.26 (2.25) (1.99) — — — 11.02 (15.30)%(h) 1,126,400 0.42% 2.23% 0.66% 13.95%
12/31/2021 11.28 0.15 1.60 1.75 (0.02) — (0.02) 13.01 15.50%(h) 1,432,147 0.42% 1.20% 0.66% 9.86%
12/31/2020 10.59 0.09 0.68 0.77 (0.08) — (0.08) 11.28 7.36% 1,317,831 0.42% 0.85% 0.66% 12.93%
12/31/2019 9.77 0.13 1.35 1.48 (0.27) (0.39) (0.66) 10.59 15.42% 1,293,363 0.42% 1.29% 0.66% 71.18%
12/31/2018 11.30 0.18 (0.94) (0.76) (0.21) (0.56) (0.77) 9.77 (7.07)% 1,162,037 0.42% 1.66% 0.66% 16.69%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - December 31, 2022 - Notes to Financial Statements - 89
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Blueprint
SM
Aggressive Fund ("Blueprint Aggressive")
NVIT Blueprint
SM
Moderately Aggressive Fund ("Blueprint Moderately Aggressive")
NVIT Blueprint
SM
Moderate Fund ("Blueprint Moderate")
NVIT Blueprint
SM
Moderately Conservative Fund ("Blueprint Moderately Conservative")
NVIT Blueprint
SM
Conservative Fund ("Blueprint Conservative")
NVIT Blueprint
SM
Balanced Fund ("Blueprint Balanced")
NVIT Blueprint
SM
Capital Appreciation Fund ("Blueprint Capital Appreciation")
NVIT Blueprint
SM
Managed Growth & Income Fund ("Blueprint Managed Growth & Income")
NVIT Blueprint
SM
Managed Growth Fund ("Blueprint Managed Growth")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “fund-of-funds,” which means that each Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“NMF”)(together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds, as applicable, currently offer Class I and Class II shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

90 - Notes to Financial Statements - December 31, 2022 - Blueprint Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.
The Funds may invest in other series of the Trust and other series of NMF (together, the “series of the Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each
Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
Blueprint Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 162,456,570 $ – $ – $ 162,456,570
Total $ 162,456,570 $ – $ – $ 162,456,570
Blueprint Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 389,472,168 $ – $ – $ 389,472,168
Total $ 389,472,168 $ – $ – $ 389,472,168
Blueprint Moderate
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,894,616,045 $ – $ – $ 1,894,616,045
Total $ 1,894,616,045 $ – $ – $ 1,894,616,045
Blueprint Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 549,099,306 $ – $ – $ 549,099,306
Total $ 549,099,306 $ – $ – $ 549,099,306

Blueprint Funds - December 31, 2022 - Notes to Financial Statements - 91
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, the Funds did not have overdrawn balances.
(c) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Blueprint Managed Growth & Income and Blueprint Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 50% and 60%, respectively, which is represented by each Fund’s allocations to underlying equity funds. Second, each Funds enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
Blueprint Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 562,378,899 $ – $ – $ 562,378,899
Total $ 562,378,899 $ – $ – $ 562,378,899
Blueprint Balanced
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,601,109,279 $ – $ – $ 1,601,109,279
Total $ 1,601,109,279 $ – $ – $ 1,601,109,279
Blueprint Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,890,479,840 $ – $ – $ 1,890,479,840
Total $ 1,890,479,840 $ – $ – $ 1,890,479,840
Blueprint Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 1,288,282 $ – $ – $ 1,288,282
Investment Companies 463,601,738 – – 463,601,738
Total $ 464,890,020 $ – $ – $ 464,890,020
Blueprint Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 2,569,098 $ – $ – $ 2,569,098
Investment Companies 1,073,523,354 – – 1,073,523,354
Total $ 1,076,092,452 $ – $ – $ 1,076,092,452
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

92 - Notes to Financial Statements - December 31, 2022 - Blueprint Funds
NFA’s view of current equity market conditions. Through the use of these futures contracts, Blueprint Managed Growth & Income and Blueprint Managed Growth may increase their equity exposure to a maximum of 65% or to a minimum of 0% and a maximum of 80% or to a minimum of 0%, respectively, of each Fund’s assets.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2022:
Blueprint Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,288,282
Total $ 1,288,282
Blueprint Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 2,569,098
Total $ 2,569,098
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Blueprint Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (6,036,323)
Total $ (6,036,323)

Blueprint Funds - December 31, 2022 - Notes to Financial Statements - 93
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of December 31, 2022, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(d) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(e) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to investments in regulated investment companies and consent dividends. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.
The temporary differences as of December 31, 2022 may primarily be attributable to mark-to-market adjustments on futures and
Blueprint Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (29,192,182)
Total $ (29,192,182)
Blueprint Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,624,471
Total $ 1,624,471
Blueprint Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,554,445
Total $ 1,554,445
Blueprint Managed Growth & Income
Futures Contracts:
Average Notional Balance Short $ 81,253,697
Blueprint Managed Growth
Futures Contracts:
Average Notional Balance Long $ 17,362,319
Average Notional Balance Short $ 317,022,823

94 - Notes to Financial Statements - December 31, 2022 - Blueprint Funds
outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2022 were as follows:
(f) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
As of December 31, 2022, the estimated maximum amounts each Fund may claim as consent dividends for 2022 are as follows:
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(g) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value
Fund Capital
Total
Distributable
Earnings (Loss)
Blueprint Aggressive $ 3,805,134 $ (3,805,134)
Blueprint Moderately Aggressive 10,985,525 (10,985,525)
Blueprint Moderate 57,713,824 (57,713,824)
Blueprint Moderately Conservative 16,998,874 (16,998,874)
Blueprint Conservative 17,647,984 (17,647,984)
Blueprint Balanced 51,191,467 (51,191,467)
Blueprint Capital Appreciation 60,825,064 (60,825,064)
Blueprint Managed Growth & Income 13,576,715 (13,576,715)
Blueprint Managed Growth 30,765,153 (30,765,153)
Fund
Ordinary Distribution
Available for
Consent Dividend
Blueprint Aggressive $ 19,740,954
Blueprint Moderately Aggressive 45,378,445
Blueprint Moderate 187,307,721
Blueprint Moderately Conservative 39,345,211
Blueprint Conservative 27,483,128
Blueprint Balanced 131,498,487
Blueprint Capital Appreciation 207,551,424
Blueprint Managed Growth & Income 39,621,320
Blueprint Managed Growth 109,487,671

Blueprint Funds - December 31, 2022 - Notes to Financial Statements - 95
of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for Blueprint Managed Growth & Income and
Blueprint Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $64,992 during the year ended December 31, 2022.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2023.
Fund Fee Schedule
Advisory Fee
(annual rate)
Blueprint Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderate Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Balanced Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Capital Appreciation Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Managed Growth & Income Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Blueprint Managed Growth Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Fund
Advisory Fee
Waiver
(annual rate)
Blueprint Aggressive 0.10%
Blueprint Moderately Aggressive 0.10
Blueprint Moderate 0.10
Blueprint Moderately Conservative 0.10
Blueprint Conservative 0.10
Blueprint Balanced 0.10
Blueprint Capital Appreciation 0.10

96 - Notes to Financial Statements - December 31, 2022 - Blueprint Funds
During the year ended December 31, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the year ended December 31, 2022, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund Amount
Blueprint Aggressive $ 163,480
Blueprint Moderately Aggressive 413,893
Blueprint Moderate 2,072,949
Blueprint Moderately Conservative 606,043
Blueprint Conservative 619,437
Blueprint Balanced 1,762,988
Blueprint Capital Appreciation 2,099,589
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Blueprint Aggressive 0.20% 0.10% 0.10%
Blueprint Moderately Aggressive 0.20 0.10 0.10
Blueprint Moderate 0.20 0.10 0.10
Blueprint Moderately Conservative 0.20 0.10 0.10
Blueprint Conservative 0.20 0.10 0.10
Blueprint Balanced 0.20 0.10 0.10
Blueprint Capital Appreciation 0.20 0.10 0.10
Blueprint Managed Growth & Income 0.22 N/A 0.05
Blueprint Managed Growth 0.22 N/A 0.03
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Blueprint Aggressive All Classes 0.28%
Blueprint Moderately Aggressive All Classes 0.25
Blueprint Moderate All Classes 0.25
Blueprint Moderately Conservative All Classes 0.25
Blueprint Conservative All Classes 0.25
Blueprint Balanced All Classes 0.25
Blueprint Capital Appreciation All Classes 0.25
Blueprint Managed Growth & Income All Classes 0.10
Blueprint Managed Growth All Classes 0.07

Blueprint Funds - December 31, 2022 - Notes to Financial Statements - 97
As of December 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Pursuant to the Expense Limitation Agreement, during the year ended December 31, 2022, certain Funds reimbursed NFA in the following amounts:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2022, NFM earned an aggregate of $2,451,918 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Funds' aggregate portion of such costs amounted to $39,438.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate of 0.25%.
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
Blueprint Aggressive $ 10,669 $ — $ — $ 10,669
Blueprint Moderately Aggressive 16,049 — 111 16,160
Blueprint Moderate — — — —
Blueprint Moderately Conservative — — — —
Blueprint Conservative — — — —
Blueprint Balanced — — — —
Blueprint Capital Appreciation — — — —
Blueprint Managed Growth & Income 953,051 1,008,840 883,701 2,845,592
Blueprint Managed Growth 2,388,534 2,656,110 2,380,815 7,425,459
Fund Amount
Blueprint Aggressive
$ 6,300
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

98 - Notes to Financial Statements - December 31, 2022 - Blueprint Funds
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2023:
During the year ended December 31, 2022, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the year ended December 31, 2022, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2022, each Fund’s total administrative services fees were as follows:
Fund
Distribution
Fee Waiver
(Annual Rate)
Blueprint Aggressive 0.16%
Blueprint Moderately Aggressive 0.16
Blueprint Moderate 0.16
Blueprint Moderately Conservative 0.16
Blueprint Conservative 0.16
Blueprint Balanced 0.16
Blueprint Capital Appreciation 0.16
Blueprint Managed Growth & Income 0.05
Blueprint Managed Growth 0.05
Fund Amount
Blueprint Aggressive $ 189,563
Blueprint Moderately Aggressive 515,355
Blueprint Moderate 3,236,213
Blueprint Moderately Conservative 959,523
Blueprint Conservative 978,578
Blueprint Balanced 2,784,147
Blueprint Capital Appreciation 3,292,642
Blueprint Managed Growth & Income 262,803
Blueprint Managed Growth 620,479
Fund Class I Class II
Blueprint Aggressive 0.15% 0.15%
Blueprint Moderately Aggressive 0.15 0.15
Blueprint Moderate 0.15 0.15
Blueprint Moderately Conservative 0.15 0.15
Blueprint Conservative 0.15 0.15
Blueprint Balanced 0.15 0.15
Blueprint Capital Appreciation 0.15 0.15
Blueprint Managed Growth & Income 0.15 0.15
Blueprint Managed Growth 0.15 0.15
Fund Amount
Blueprint Aggressive $ 245,223
Blueprint Moderately Aggressive 620,846
Blueprint Moderate 3,109,461
Blueprint Moderately Conservative 909,076
Blueprint Conservative 929,167
Blueprint Balanced 2,644,513
Blueprint Capital Appreciation 3,149,422
Blueprint Managed Growth & Income 795,414
Blueprint Managed Growth 1,872,440

Blueprint Funds - December 31, 2022 - Notes to Financial Statements - 99
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of Underlying Funds during the year ended December 31, 2022 were as follows:
Blueprint Aggressive
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,283,127 11,969,954 3,085,380 (912,237) (386,067) (2,593,829) 11,163,201 94,324 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,748,196 12,970,116 6,820,993 (1,202,896) (320,329) (5,453,607) 12,814,277 532,902 2,712,376
NVIT GS International Equity
Insights Fund, Class Y 2,680,650 25,329,184 6,825,065 (2,548,686) (508,739) (5,614,330) 23,482,494 1,200,827 1,296,110
NVIT GS Large Cap Equity
Insights Fund, Class Y 6,892,530 71,381,796 27,430,773 (4,040,893) (733,055) (30,075,943) 63,962,678 705,553 15,965,378
NVIT GS Small Cap Equity
Insights Fund, Class Y 886,906 8,643,137 2,835,199 — — (3,567,137) 7,911,199 66,442 1,727,691
NVIT U.S. 130/30 Equity
Fund, Class Y 2,095,971 32,551,885 7,085,980 (6,583,043) 533,547 (6,550,347) 27,038,022 1,583,957 4,961,720
Nationwide Bond Fund,
Class R6 191,330 1,347,637 547,561 (60,730) (8,067) (268,976) 1,557,425 41,708 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 843,900 7,576,799 2,503,977 (476,063) (88,184) (1,423,530) 8,092,999 236,147 102,022
NVIT Core Bond Fund,
Class Y 717,310 5,801,560 2,179,679 (358,574) (63,237) (1,125,153) 6,434,275 167,208 7,378
Total 177,572,068 59,314,607 (16,183,122) (1,574,131) (56,672,852) 162,456,570 4,629,068 26,772,675
Blueprint Moderately Aggressive
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 2,520,147 27,652,659 1,530,248 (828,692) (328,832) (6,100,108) 21,925,275 185,436 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 3,399,457 29,060,596 8,048,940 (191,565) (19,856) (11,980,097) 24,918,018 1,066,576 5,484,742
NVIT GS International Equity
Insights Fund, Class Y 5,762,523 60,650,292 5,516,983 (1,884,370) (310,388) (13,492,820) 50,479,697 2,528,060 2,702,628
NVIT GS Large Cap Equity
Insights Fund, Class Y 15,149,761 180,012,620 42,973,380 (9,239,760) (539,221) (72,617,233) 140,589,786 1,574,611 36,549,158
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,944,505 21,538,532 4,001,747 — — (8,195,291) 17,344,988 145,740 3,806,606
NVIT U.S. 130/30 Equity
Fund, Class Y 4,708,806 79,407,074 15,711,780 (19,624,653) 1,647,440 (16,398,049) 60,743,592 3,778,572 11,933,209
Nationwide Bond Fund,
Class R6 766,938 7,459,363 181,178 (114,887) (14,403) (1,268,379) 6,242,872 181,178 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 3,919,017 38,529,891 6,840,142 (719,161) (98,792) (6,968,707) 37,583,373 1,098,989 466,717
NVIT Core Bond Fund,
Class Y 3,304,857 29,773,686 5,924,780 (607,168) (89,310) (5,357,421) 29,644,567 772,524 33,214
Total 474,084,713 90,729,178 (33,210,256) 246,638 (142,378,105) 389,472,168 11,331,686 60,976,274

100 - Notes to Financial Statements - December 31, 2022 - Blueprint Funds
Blueprint Moderate
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 6,612,860 74,083,718 1,139,564 — — (17,691,404) 57,531,878 486,661 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 14,751,467 128,446,753 33,469,890 — — (53,788,392) 108,128,251 4,734,592 24,479,786
NVIT GS International Equity
Insights Fund, Class Y 19,168,031 262,064,571 18,970,127 (58,551,541) (2,088,420) (52,482,787) 167,911,950 9,091,249 9,878,877
NVIT GS Large Cap Equity
Insights Fund, Class Y 58,021,865 722,136,722 195,043,800 (92,389,003) 7,326,834 (293,675,449) 538,442,904 6,050,046 141,713,669
NVIT GS Small Cap Equity
Insights Fund, Class Y 5,809,182 64,186,123 12,095,626 — — (24,463,843) 51,817,906 435,398 11,372,180
NVIT U.S. 130/30 Equity
Fund, Class Y 18,202,804 338,839,297 60,443,641 (107,663,678) 21,125,155 (77,928,239) 234,816,176 14,535,499 45,908,143
Nationwide Bond Fund,
Class R6 5,484,356 53,283,490 1,295,183 (768,811) (92,578) (9,074,623) 44,642,661 1,295,184 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 30,845,545 318,928,870 33,337,246 (327,412) (63,243) (56,066,688) 295,808,773 8,654,457 3,696,584
NVIT Core Bond Fund,
Class Y 28,596,740 255,504,956 47,411,658 — — (46,403,856) 256,512,758 6,684,888 291,622
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 3,269,683 31,903,941 930,826 (573,342) (51,895) (4,940,373) 27,269,157 930,826 —
NVIT Short Term Bond Fund,
Class Y 11,798,694 188,373,483 2,912,139 (67,686,516) (4,832,361) (7,033,114) 111,733,631 2,912,139 —
Total 2,437,751,924 407,049,700 (327,960,303) 21,323,492 (643,548,768) 1,894,616,045 55,810,939 237,340,861
Blueprint Moderately Conservative
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 988,060 11,135,805 232,041 (109,551) (29,969) (2,632,202) 8,596,124 73,641 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,483,790 22,153,994 5,837,708 (504,742) (208,445) (9,072,334) 18,206,181 815,063 4,217,582
NVIT GS International Equity
Insights Fund, Class Y 4,429,128 56,372,064 4,408,531 (9,482,196) (850,453) (11,648,784) 38,799,162 2,102,863 2,305,667
NVIT GS Large Cap Equity
Insights Fund, Class Y 10,789,998 147,914,088 32,224,808 (25,526,814) 4,922,985 (59,403,882) 100,131,185 1,123,095 26,193,990
NVIT GS Small Cap Equity
Insights Fund, Class Y 963,691 11,555,820 2,156,050 (796,012) (261,521) (4,058,213) 8,596,124 72,712 1,967,034
NVIT U.S. 130/30 Equity
Fund, Class Y 3,498,335 69,819,740 11,770,305 (25,962,833) 6,670,392 (17,169,081) 45,128,523 2,734,958 8,619,802
Nationwide Bond Fund,
Class R6 2,680,458 25,803,030 649,821 (178,650) (20,233) (4,435,042) 21,818,926 631,180 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,255,504 13,512,514 778,016 (550,754) (60,909) (2,341,666) 11,337,201 778,017 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 10,882,332 115,648,221 12,859,654 (3,735,298) (757,185) (19,653,829) 104,361,563 3,098,522 1,351,889
NVIT Core Bond Fund,
Class Y 12,256,112 96,548,415 35,245,437 (3,033,843) (689,200) (18,133,482) 109,937,327 2,908,077 128,318
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,329,826 12,834,503 378,581 (102,327) (9,262) (2,010,746) 11,090,749 378,580 —
NVIT Short Term Bond Fund,
Class Y 7,507,523 120,613,031 2,420,731 (44,763,983) (3,269,750) (3,903,788) 71,096,241 1,308,232 —
Total 703,911,225 108,961,683 (114,747,003) 5,436,450 (154,463,049) 549,099,306 16,024,940 44,784,282

Blueprint Funds - December 31, 2022 - Notes to Financial Statements - 101
Blueprint Conservative
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,301,824 12,114,374 3,177,093 (972,648) 11,228 (4,787,675) 9,542,372 420,550 2,171,678
NVIT GS International Equity
Insights Fund, Class Y 2,598,115 31,837,549 4,629,694 (7,112,368) (243,017) (6,352,368) 22,759,490 1,206,080 1,319,626
NVIT GS Large Cap Equity
Insights Fund, Class Y 5,778,407 79,089,977 26,007,031 (23,709,472) 3,637,201 (31,401,124) 53,623,613 598,811 13,929,801
NVIT GS Small Cap Equity
Insights Fund, Class Y 327,637 4,068,133 733,508 (443,074) (43,060) (1,392,989) 2,922,518 24,600 653,027
NVIT U.S. 130/30 Equity
Fund, Class Y 1,755,794 36,080,278 6,094,544 (14,608,325) 3,437,678 (8,354,437) 22,649,738 1,365,202 4,298,570
Nationwide Bond Fund,
Class R6 3,824,012 37,683,229 1,727,152 (1,702,148) (317,879) (6,262,894) 31,127,460 930,008 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,517,713 28,691,343 1,574,423 (2,652,317) (28,184) (4,850,315) 22,734,950 1,574,422 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 14,072,681 150,220,652 24,097,043 (12,548,244) (2,226,922) (24,585,519) 134,957,010 3,994,162 1,763,540
NVIT Core Bond Fund,
Class Y 15,049,089 116,242,821 53,864,936 (11,863,882) (2,381,022) (20,872,522) 134,990,331 3,563,552 159,359
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,717,390 17,070,971 571,806 (642,402) (93,698) (2,583,645) 14,323,032 492,934 —
NVIT Short Term Bond Fund,
Class Y 11,905,848 196,284,907 7,558,500 (79,464,980) (5,426,047) (6,203,995) 112,748,385 2,104,555 —
Total 709,384,234 130,035,730 (155,719,860) (3,673,722) (117,647,483) 562,378,899 16,274,876 24,295,601
Blueprint Balanced
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 4,743,284 54,660,518 915,096 (1,249,485) (343,067) (12,716,492) 41,266,570 359,651 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 9,429,052 84,739,636 21,553,655 (2,366,956) (147,413) (34,663,968) 69,114,954 3,033,622 15,696,191
NVIT GS International Equity
Insights Fund, Class Y 16,584,668 232,224,286 16,331,404 (55,553,549) (2,740,595) (44,979,854) 145,281,692 7,789,759 8,511,206
NVIT GS Large Cap Equity
Insights Fund, Class Y 38,277,575 468,046,981 129,369,434 (54,017,361) 2,570,315 (190,753,476) 355,215,893 3,997,141 93,718,945
NVIT GS Small Cap Equity
Insights Fund, Class Y 3,728,736 45,348,404 8,171,862 (3,346,666) (161,905) (16,751,374) 33,260,321 283,106 7,677,689
NVIT U.S. 130/30 Equity
Fund, Class Y 12,079,444 234,983,778 39,496,699 (82,398,389) 18,919,479 (55,176,745) 155,824,822 9,505,694 29,991,004
Nationwide Bond Fund,
Class R6 6,912,094 66,908,827 1,630,653 (746,437) (94,706) (11,433,894) 56,264,443 1,630,652 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 30,028,534 324,056,954 30,462,750 (9,973,554) (2,046,643) (54,525,865) 287,973,642 8,553,979 3,713,509
NVIT Core Bond Fund,
Class Y 30,362,410 267,069,560 60,942,966 (6,424,340) (1,337,332) (47,900,038) 272,350,816 7,162,654 315,401
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 2,942,638 28,531,577 837,722 (348,136) (35,514) (4,444,047) 24,541,602 837,722 —
NVIT Short Term Bond Fund,
Class Y 16,896,993 262,842,743 3,079,970 (90,110,817) (6,869,412) (8,927,960) 160,014,524 2,943,799 —
Total 2,069,413,264 312,792,211 (306,535,690) 7,713,207 (482,273,713) 1,601,109,279 46,097,779 159,623,945

102 - Notes to Financial Statements - December 31, 2022 - Blueprint Funds
Blueprint Capital Appreciation
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 10,030,593 116,310,164 1,770,910 (3,044,722) (827,321) (26,942,876) 87,266,155 753,812 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 16,938,109 152,108,220 39,039,001 (3,377,438) (1,726,012) (61,887,434) 124,156,337 5,587,146 28,914,016
NVIT GS International Equity
Insights Fund, Class Y 21,775,948 313,831,693 21,748,482 (80,328,265) (4,286,231) (60,208,374) 190,757,305 10,364,777 11,383,706
NVIT GS Large Cap Equity
Insights Fund, Class Y 67,780,278 834,130,588 219,887,966 (90,118,726) 4,822,449 (339,721,295) 629,000,982 7,075,737 166,070,590
NVIT GS Small Cap Equity
Insights Fund, Class Y 7,654,610 93,861,141 17,225,246 (7,038,373) (3,766,685) (32,002,205) 68,279,124 583,993 16,424,895
NVIT U.S. 130/30 Equity
Fund, Class Y 17,697,890 344,368,314 58,147,584 (120,142,394) 31,860,229 (85,930,957) 228,302,776 13,985,602 44,161,984
Nationwide Bond Fund,
Class R6 4,517,461 43,890,700 1,066,851 (634,284) (80,328) (7,470,807) 36,772,132 1,066,850 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 23,514,182 263,874,974 11,527,948 (5,051,105) (793,965) (44,056,842) 225,501,010 6,644,639 2,844,835
NVIT Core Bond Fund,
Class Y 25,077,955 218,985,082 46,734,489 (473,574) (105,264) (40,191,478) 224,949,255 5,868,951 257,298
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 2,238,118 21,834,550 637,154 (388,853) (35,967) (3,380,982) 18,665,902 637,156 —
NVIT Short Term Bond Fund,
Class Y 6,000,936 107,750,824 1,481,143 (45,915,169) (3,071,984) (3,415,952) 56,828,862 1,481,144 —
Total 2,510,946,250 419,266,774 (356,512,903) 21,988,921 (705,209,202) 1,890,479,840 54,049,807 270,057,324
Blueprint Managed Growth & Income
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,261,046 14,967,316 532,742 (923,519) (282,794) (3,322,643) 10,971,102 93,845 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,509,574 23,209,627 6,329,332 (1,564,981) (378,267) (9,200,537) 18,395,174 828,067 4,314,746
NVIT GS International Equity
Insights Fund, Class Y 5,158,257 63,549,115 5,550,564 (10,283,871) (465,535) (13,163,941) 45,186,332 2,297,514 2,477,008
NVIT GS Large Cap Equity
Insights Fund, Class Y 11,691,724 139,607,867 40,687,270 (14,892,411) 357,983 (57,261,514) 108,499,195 1,218,685 28,576,796
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,068,095 12,425,441 2,514,495 (737,863) (34,029) (4,640,632) 9,527,412 80,336 2,149,846
NVIT U.S. 130/30 Equity
Fund, Class Y 4,608,649 66,411,688 15,099,847 (8,750,808) 491,619 (13,800,775) 59,451,571 3,460,273 10,824,867
Nationwide Bond Fund,
Class R6 1,769,674 18,245,572 725,981 (1,452,496) (235,101) (2,878,809) 14,405,147 434,042 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 7,897,840 88,242,981 9,309,423 (6,602,526) (1,087,113) (14,122,476) 75,740,289 2,224,319 979,259
NVIT Core Bond Fund,
Class Y 7,978,351 72,794,614 18,233,088 (6,162,778) (1,161,994) (12,137,126) 71,565,804 1,871,989 84,308
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 752,406 7,774,198 340,355 (641,829) (84,739) (1,112,919) 6,275,066 214,886 —
NVIT Short Term Bond Fund,
Class Y 4,602,391 71,641,656 1,702,381 (25,491,324) (1,639,169) (2,628,898) 43,584,646 800,965 —
Total 578,870,075 101,025,478 (77,504,406) (4,519,139) (134,270,270) 463,601,738 13,524,921 49,406,830

Blueprint Funds - December 31, 2022 - Notes to Financial Statements - 103
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.
com/mutualfunds for series of NMF.
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended December 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives
Blueprint Managed Growth
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2022
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 3,391,099 40,897,535 861,293 (2,451,126) (706,927) (9,098,213) 29,502,562 252,567 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 7,581,469 71,080,945 18,171,978 (4,684,949) (977,913) (28,017,892) 55,572,169 2,502,778 13,022,161
NVIT GS International Equity
Insights Fund, Class Y 10,910,773 144,693,066 10,386,299 (29,685,817) (570,099) (29,245,074) 95,578,375 4,862,885 5,233,654
NVIT GS Large Cap Equity
Insights Fund, Class Y 34,100,212 403,245,380 114,792,890 (35,489,312) (188,498) (165,910,496) 316,449,964 3,565,641 83,213,948
NVIT GS Small Cap Equity
Insights Fund, Class Y 2,997,325 35,434,225 6,536,575 (2,046,531) (401,216) (12,786,912) 26,736,141 226,435 6,029,123
NVIT U.S. 130/30 Equity
Fund, Class Y 13,319,653 186,985,327 41,628,271 (18,483,135) 1,113,346 (39,420,279) 171,823,530 9,993,253 31,236,570
Nationwide Bond Fund,
Class R6 2,829,592 29,604,667 781,343 (2,331,787) (383,812) (4,637,535) 23,032,876 698,431 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 15,796,054 177,131,735 17,764,392 (12,947,034) (2,268,965) (28,195,970) 151,484,158 4,471,040 1,956,688
NVIT Core Bond Fund,
Class Y 14,755,095 141,900,717 26,932,388 (11,190,636) (2,090,940) (23,198,324) 132,353,205 3,480,127 155,786
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,695,315 17,717,000 536,525 (1,400,230) (190,985) (2,523,386) 14,138,924 486,663 —
NVIT Short Term Bond Fund,
Class Y 6,003,321 104,674,851 1,707,260 (43,085,499) (2,813,113) (3,632,049) 56,851,450 1,496,682 —
Total 1,353,365,448 240,099,214 (163,796,056) (9,479,122) (346,666,130) 1,073,523,354 32,036,502 140,847,930
* Purchases include reinvestment of income and realized gain distributions, as applicable.

104 - Notes to Financial Statements - December 31, 2022 - Blueprint Funds
and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of
NMF or at the SEC's website at www.sec.gov.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
Fund Purchases
*
Sales
Blueprint Aggressive $ 59,314,607 $ 16,183,122
Blueprint Moderately Aggressive 90,729,178 33,210,256
Blueprint Moderate 407,049,700 327,960,303
Blueprint Moderately Conservative 109,518,377 114,747,003
Blueprint Conservative 130,931,283 155,719,860
Blueprint Balanced 314,044,889 306,535,690
Blueprint Capital Appreciation 419,266,774 356,512,903
Blueprint Managed Growth & Income 101,366,314 77,504,406
Blueprint Managed Growth 240,099,214 163,796,056
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Blueprint Funds - December 31, 2022 - Notes to Financial Statements - 105
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2022, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Blueprint Aggressive $ 136,739 $ 498,206 $ 634,945 $ – $ 634,945
Blueprint Moderately Aggressive 254,474 7,418,405 7,672,879 – 7,672,879
Blueprint Moderate 977,668 59,318,570 60,296,238 – 60,296,238
Blueprint Moderately Conservative 384,991 15,712,967 16,097,958 – 16,097,958
Blueprint Conservative 501,587 12,544,944 13,046,531 – 13,046,531
Blueprint Balanced 114,800 57,887,003 58,001,803 – 58,001,803
Blueprint Capital Appreciation 1,452,296 87,009,484 88,461,780 – 88,461,780
Blueprint Managed Growth & Income – – – – –
Blueprint Managed Growth – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Blueprint Aggressive $ 237,745 $ – $ 237,745 $ – $ 237,745
Blueprint Moderately Aggressive 799,153 – 799,153 – 799,153
Blueprint Moderate 3,993,841 – 3,993,841 – 3,993,841
Blueprint Moderately Conservative 1,002,652 174,772 1,177,424 – 1,177,424
Blueprint Conservative 1,980,594 424,156 2,404,750 – 2,404,750
Blueprint Balanced 3,301,772 – 3,301,772 – 3,301,772
Blueprint Capital Appreciation 4,277,002 – 4,277,002 – 4,277,002
Blueprint Managed Growth & Income 902,357 – 902,357 – 902,357
Blueprint Managed Growth 2,071,445 – 2,071,445 – 2,071,445
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Blueprint Aggressive $ 19,895,382 $ 10,968,751 $ 30,864,133 $ – $ – $ (18,333,109) $ 12,531,024
Blueprint Moderately Aggressive 45,852,100 25,623,591 71,475,691 – – (33,463,357) 38,012,334
Blueprint Moderate 187,910,526 120,909,964 308,820,490 – – (194,112,148) 114,708,342
Blueprint Moderately Conservative 39,609,418 25,949,649 65,559,067 – – (65,864,481) (305,414)
Blueprint Conservative 28,233,599 10,046,463 38,280,062 – – (78,217,138) (39,937,076)
Blueprint Balanced 131,498,487 79,114,501 210,612,988 – – (182,921,506) 27,691,482
Blueprint Capital Appreciation 207,551,423 138,292,270 345,843,693 – – (196,926,476) 148,917,217
Blueprint Managed Growth & Income 39,621,320 – 39,621,320 – (10,311,575) (48,948,940) (19,639,195)
Blueprint Managed Growth 109,487,670 18,999,070 128,486,740 – – (103,732,717) 24,754,023
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Blueprint Aggressive $ 180,789,679 $ 4,459,161 $ (22,792,270) $ (18,333,109)
Blueprint Moderately Aggressive 422,935,525 12,127,589 (45,590,946) (33,463,357)
Blueprint Moderate 2,088,728,193 46,449,725 (240,561,873) (194,112,148)
Blueprint Moderately Conservative 614,963,785 9,153,313 (75,017,792) (65,864,479)

106 - Notes to Financial Statements - December 31, 2022 - Blueprint Funds
As of December 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
During the year ended December 31, 2022, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Blueprint Conservative 640,596,037 6,391,473 (84,608,611) (78,217,138)
Blueprint Balanced 1,784,030,785 31,516,479 (214,437,985) (182,921,506)
Blueprint Capital Appreciation 2,087,406,316 44,592,263 (241,518,739) (196,926,476)
Blueprint Managed Growth & Income 513,838,960 10,352,360 (59,301,300) (48,948,940)
Blueprint Managed Growth 1,179,825,169 27,249,286 (130,982,003) (103,732,717)
Fund Amount
Blueprint Managed Growth & Income $ (10,311,575)
Fund Utilized
Blueprint Managed Growth & Income $ 15,971,060
Blueprint Managed Growth 10,414,878

Blueprint Funds - December 31, 2022 - Report of Independent Registered Public Accounting Firm - 107
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Blueprint
SM
Aggressive
Fund, NVIT Blueprint
SM
Moderately Aggressive Fund, NVIT Blueprint
SM
Moderate Fund, NVIT Blueprint
SM
Moderately
Conservative Fund, NVIT Blueprint
SM
Conservative Fund, NVIT Blueprint
SM
Balanced Fund, NVIT Blueprint
SM
Capital
Appreciation Fund, NVIT Blueprint
SM
Managed Growth & Income Fund and NVIT Blueprint
SM
Managed Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT
Blueprint
SM
Aggressive Fund, NVIT Blueprint
SM
Moderately Aggressive Fund, NVIT Blueprint
SM
Moderate Fund, NVIT Blueprint
SM
Moderately Conservative Fund, NVIT Blueprint
SM
Conservative Fund, NVIT Blueprint
SM
Balanced Fund, NVIT Blueprint
SM
Capital
Appreciation Fund, NVIT Blueprint
SM
Managed Growth & Income Fund and NVIT Blueprint
SM
Managed Growth Fund (nine of the
funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

108 - Supplemental Information - December 31, 2022 (Unaudited) - Blueprint Funds
NVIT Blueprint Aggressive Fund
NVIT Blueprint Balanced Fund
NVIT Blueprint Capital Appreciation Fund
NVIT Blueprint Conservative Fund
NVIT Blueprint Managed Growth Fund
NVIT Blueprint Managed Growth & Income Fund
NVIT Blueprint Moderate Fund
NVIT Blueprint Moderately Aggressive Fund
NVIT Blueprint Moderately Conservative Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and any sub-advisers (together, the
“Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i)
by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

Blueprint Funds - December 31, 2022 (Unaudited) - Supplemental Information - 109
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees noted the Adviser’s view that a Fund’s total expense ratio is a more useful indication of the reasonableness of the cost of the Fund’s investment program than a comparison with other funds’ advisory fees, due to the Funds’ fund-of-funds structure and the wide variety of arrangements used by peers in pricing the advisory services (including as between a fund-of-funds and its underlying funds) within such structures. In this regard, the Trustees considered that the total expense ratios (including 12b-1/
non-12b-1 fees) of seven of the Funds were lower than, at or slightly above their peer group medians (NVIT Blueprint Aggressive
Fund, NVIT Blueprint Balanced Fund, NVIT Blueprint Conservative Fund, NVIT Blueprint Managed Growth & Income Fund, NVIT
Blueprint Moderately Aggressive Fund, NVIT Blueprint Moderately Conservative Fund, and NVIT Blueprint Moderate Fund). They
also considered the Adviser’s statement that, although the total expense ratio (including 12b-1/non-12b-1 fees) of each of the other Funds was in the fourth quintile compared to its peers, the total expense ratios were in all cases within seven basis points of their medians. The Trustees judged that the level of the Funds’ management fees was not so high as to be inconsistent with continuation of the Advisory Agreements.
The Trustees considered that each Fund, other than NVIT Blueprint Conservative Fund, NVIT Blueprint Managed Growth &
Income Fund, and NVIT Blueprint Moderately Conservative Fund, was shown to have experienced three-year performance for

110 - Supplemental Information - December 31, 2022 (Unaudited) - Blueprint Funds
the period ended June 30, 2022 above its peer group median. With respect to NVIT Blueprint Conservative Fund, NVIT Blueprint
Managed Growth & Income Fund, and NVIT Blueprint Moderately Conservative, the Trustees noted that, although each Fund had experienced three-year performance in the fourth quintile of its peer group, the investment performance of each Fund had improved to the first quintile of its peer group for the one-year period ended June 30, 2022. As to NVIT Blueprint Managed Growth
& Income Fund, the Trustees also considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy may have the effect of causing the Fund to underperform its peers under various market conditions such as those prevailing in recent periods, but that the overlay is performing as intended.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreements.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are generally subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Other Federal Tax Information
For the taxable year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2022, the foreign source income for each Fund was as follows:
Fund
Dividends Received
Deduction
Blueprint Aggressive 6.10%
Blueprint Moderately Aggressive 6.12
Blueprint Moderate 5.69
Blueprint Moderately Conservative 5.01
Blueprint Conservative 3.60
Blueprint Balanced 5.33
Blueprint Capital Appreciation 5.74
Blueprint Managed Growth & Income 5.71
Blueprint Managed Growth 6.00
Fund Amount
Blueprint Aggressive $ 498,206
Blueprint Moderately Aggressive 7,418,405
Blueprint Moderate 59,318,570
Blueprint Moderately Conservative 15,712,967
Blueprint Conservative 12,544,944
Blueprint Balanced 57,887,003
Blueprint Capital Appreciation 87,009,484
Blueprint Managed Growth & Income –
Blueprint Managed Growth –
Fund Amount Per Share
Blueprint Aggressive $ 1,383,210 $ 0.0935
Blueprint Moderately Aggressive 2,860,470 0.0686
Blueprint Moderate 10,730,795 0.0579
Blueprint Moderately Conservative 2,195,508 0.0407

Blueprint Funds - December 31, 2022 (Unaudited) - Supplemental Information - 111
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2022, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
Blueprint Conservative $ 1,156,075 $ 0.0201
Blueprint Balanced 8,290,696 0.0535
Blueprint Capital Appreciation 12,612,890 0.0663
Blueprint Managed Growth & Income 2,365,905 0.0505
Blueprint Managed Growth 5,684,259 0.0553
Fund Amount Per Share
Blueprint Aggressive $ 153,589 $ 0.0104
Blueprint Moderately Aggressive 313,712 0.0075
Blueprint Moderate 1,220,443 0.0066
Blueprint Moderately Conservative 232,753 0.0043
Blueprint Conservative 116,938 0.0020
Blueprint Balanced 884,035 0.0057
Blueprint Capital Appreciation 1,464,879 0.0077
Blueprint Managed Growth & Income 248,949 0.0053
Blueprint Managed Growth 648,623 0.0063

Blueprint Funds - December 31, 2022 - Management Information - 113
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

114 - Management Information - December 31, 2022 - Blueprint Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Blueprint Funds - December 31, 2022 - Management Information - 115
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

116 - Market Index Definitions - December 31, 2022 - Blueprint Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Blueprint Funds - December 31, 2022 - Market Index Definitions - 117
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

118 - Market Index Definitions - December 31, 2022 - Blueprint Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Blueprint Funds - December 31, 2022 - Market Index Definitions - 119
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

120 - Market Index Definitions - December 31, 2022 - Blueprint Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-BP (2-23)

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
Fund of Funds
NVIT BlackRock Managed Global Allocation Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Example 25
Statements of Investments 27
Statements of Assets and Liabilities 32
Statements of Operations 36
Statements of Changes in Net Assets 38
Financial Highlights 42
Notes to Financial Statements 47
Report of Independent Registered Public Accounting Firm 62
Supplemental Information 63
Management Information 69
Market Index Definitions 72

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Fund Commentary - December 31, 2022 - NVIT BlackRock Managed Global Allocation Fund
For the annual period ended December 31, 2022, the NVIT BlackRock Managed Global Allocation Fund Class II returned -14.84%
versus -17.54% for its benchmark, the FTSE World Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--70% to 85% Equity (consisting of 142 investments as of December 31, 2022), was -16.73% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund consists of two parts: 95% of the Fund’s assets are invested in shares in the BlackRock Global Allocation V.I. Fund
(“Core Sleeve”), and the remaining 5% of the Fund’s assets are invested in a “volatility overlay” sleeve that controls the Fund’s overall equity exposure (“Volatility Overlay”).
The largest detractors to the Core Sleeve Fund’s performance returns were security selection within Industrials and Information
Technology, an overweight to Consumer Discretionary, and an underweight to Consumer Staples and Financials. Furthermore, the
underlying Fund’s underweight to developed market government bonds relative to the reference benchmark, notably Japanese government bonds, detracted the performance.
The largest contributors to the Core Sleeve Fund’s performance returns were exposure to cash and cash equivalents which was largely held in lieu of fixed income (zero duration US fixed income) as a hedge against equities, currency management, notably an underweight to the euro and overweight to the USD, and an overweight to Energy sector. The underlying Fund also tactical short position on US Index futures implemented to help manage the overall beta of the portfolio.
Through the volatility overlay, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the Fund buys or sells index future contracts on the S&P 500
®
Index, S&P MidCap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index
as dictated by an algorithm that determines whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with prevailing market conditions. The volatility overlay can increase the Core Sleeve’s equity exposure to 80%
or decrease it to 0% as determined by the quantitative process that controls the overlay.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2022. Broad market volatility (S&P 500
®
)
ranged between approximately 14% and 33%. The year began on the lower end of the volatility range, but it quickly rose in
May and June reaching its highest marks of the year. This was due to Russia’s invasion of Ukraine, the threat of a world energy crisis, rising inflation, and lockdowns in China as cases of the Omicron variant of COVID spiked all over the world. It provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Through the middle part of the year market volatility started to gradually trend lower before another big spike in November due to the collapse of cryptocurrency exchange
FTX and concerns around the Federal Reserve’s interest rate policy before subsiding again in the month of December. Overall, the overlay sleeve reduced the Fund’s volatility but was a contributor to performance during the reporting period.
During the period, there were no liquidity events that materially impacted performance.
Each of the following manages a portion (“sleeve”) of the Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
The Fund invests primarily in one underlying fund, the BlackRock Global Allocation V.I. Fund, a series of BlackRock Variable
Series Funds, Inc. (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility
Overlay). Therefore, the Fund is nondiversified as to issuers. In addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund. The Fund, through its Core Sleeve, is subject to the risks of its underlying fund and, through its Volatility Overlay, the risks of investing in short-term fixed-income securities or holding cash. These risks include: stock market risk (stock markets are volatile); default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up); and cash position risk (the Fund may

NVIT BlackRock Managed Global Allocation Fund - December 31, 2022 - Fund Commentary - 5
miss investment opportunities). The Fund or its underlying fund may invest in derivatives, including commodities (which create investment leverage and are highly volatile); foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets); high-yield bonds (which are more volatile);
inflation-protected bonds (which typically have lower yields than conventional bonds); precious metal-related securities (which are highly volatile and subject to erratic price movements); and real estate investment trusts (REITs) (which are subject to abrupt or erratic price movements and generally lack liquidity). The Volatility Overlay may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, manages the Core Sleeve’s investment in the Underlying Fund.
Nationwide Asset Management, LLC (NWAM), the Fund’s subadviser, manages the Volatility Overlay. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Alternative Assets 94.2%
Futures Contracts 0.1%
Other assets in excess of liabilities
§
5.7%
100.0%
Top Holdings
2
BlackRock Global Allocation VI Fund, Class I 100.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

6 - Fund Commentary - December 31, 2022 - NVIT BlackRock Managed Global Allocation Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (14.84)% 1.40% 2.82% 7/7/2015
FTSE World Index (17.54)% 6.22% 7.74%
Blended Index
2
(15.64)% 3.76% 5.10%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.99% 1.15%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
The Blended Index comprises 36% S&P 500
®
Index; 24% FTSE World ex US Index; 24% ICE BofA Merrill Lynch Current 5-Year US
Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

NVIT BlackRock Managed Global Allocation Fund - December 31, 2022 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT BlackRock Managed Global Allocation Fund from inception through 12/31/22 versus performance of the FTSE World Index and the Blended Index* for the same period. Unlike the
Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.
* The Fund’s Blended Index comprises 36% S&P 500
®
Index; 24% FTSE World ex US Index; 24% ICE BofA Merrill Lynch Current
5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

8 - Fund Commentary - December 31, 2022 - NVIT iShares
®
Fixed Income ETF Fund
For the annual period ended December 31, 2022, the NVIT iShares
®
Fixed Income ETF Fund Class Y returned -13.31% versus
-13.01% for its benchmark, the Bloomberg
®
US Aggregate Bond Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Intermediate Core Bond (consisting of 114 investments as of December 31, 2022), was -13.36% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The fourth quarter of 2022 wrapped up one of the most notable years in market history. Both stocks and bonds fell double-digit percentages (S&P 500
®
Index, MSCI EAFE
®
Index & Bloomberg
®
US Aggregate Bond Index). A sea change in the investment
landscape occurred in 2022 resulting from a dramatic increase in inflation and subsequent reversal in the 40-year trend of falling
US interest rates. 2022 ended with a total of 425 basis points (“bps”) in rate hikes by the Federal Reserve (“Fed”). And while the
Fed announced a final hike of 50 bps in December, marking a deceleration from the previous four consecutive 75 bps hikes, it emphasized its commitment to fighting inflation.
While Emerging Markets struggled for most of the year, they experienced a bounce back in the fourth quarter. This was largely due to the announcement of China easing their zero-COVID policy restrictions. Although the market turmoil has increased uncertainty for Emerging Markets’ investors, it widened valuation gaps to US assets.
Although both the bond market (represented by the Bloomberg
®
US Aggregate Bond Index) and the stock market (S&P 500
®
Index)
finished the year in negative territory, the fourth quarter provided some relief, as they rebounded 1.9% and 7.6%, respectively.
Emerging Market (MSCI EM
®
Index) stocks also rallied, up 9.7% for the quarter. Developed markets outside the US (MSCI EAFE
®
Index), led the rebound by finishing the last quarter of 2022 up 17.3%. Much of this return came on the back of weakness in the US dollar. Commodities (Dow Jones Commodity Index) closed out 2022 with a return of 20.6%, resuming the massive gains achieved in Q1 2023.
The largest contributors to the performance are iShares U.S. Treasury Bond ETF, iShares Core 1-5 Year USD Bond ETF, and
iShares MBS ETF, despite all 3 holdings having negative returns. The largest detractors to the performance are iShares Core 10+
Year USD Bond ETF, iShares Core Total USD Bond Market ETF, and iShares Core U.S. Aggregate Bond ETF. The Fund continues to have holdings in all six of the ETF Funds.
The Fund did not experience any liquidity issues and did not use derivatives during the reporting period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Greg Savage, CFA
This Fund is designed to provide diversification across traditional fixed-income asset classes by investing in a portfolio of unaffiliated exchange-traded funds sponsored by BlackRock Fund Advisors (or its affiliates) and which use a passive index-based strategy to track the performance of fixed-income indexes (“Underlying ETFs”). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the Underlying ETFs. In seeking to match the performance of an index, correlation between Underlying ETF performance and index performance may be affected by ETF expenses, index composition changes, and the timing of ETF share purchases and redemptions. Because the Fund may hold large positions in an Underlying ETF, an increase or decrease in the value of such securities may have a greater impact on the
Fund’s value and total return.
This Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s Underlying ETFs may be subject to specific investment risks, including but not limited to: default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up);
high-yield bonds risk (greater volatility); international securities risk (currency fluctuations, political risks, differences in accounting and limited availability of information); sovereign debt risk (a governmental entity may delay or refuse to pay interest or repay principal); derivatives risk (many derivatives create investment leverage and are highly volatile); sector risk (concentration on specific sectors or industries may cause high volatility); and securities lending risk (a borrower may fail to return loaned securities in a timely manner or not at all, causing a decline in investment value). Please refer to the most recent prospectus for a more detailed explanation of each Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not ensure a profit or protect against a loss in a down market.

NVIT iShares
®
Fixed Income ETF Fund - December 31, 2022 - Fund Commentary - 9
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 99.8%
Repurchase Agreements 19.7%
Liabilities in excess of other assets
§
(19.5)%
100.0%
Top Holdings
2
iShares Core U.S. Aggregate Bond ETF 41.7%
iShares Core 1-5 Year USD Bond ETF 12.8%
iShares Core Total USD Bond Market ETF 8.4%
iShares MBS ETF 8.3%
iShares Core 10+ Year USD Bond ETF 8.2%
iShares U.S. Treasury Bond ETF 4.2%
Cantor Fitzgerald & Co. 16.0%
MetLife, Inc. 0.4%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

10 - Fund Commentary - December 31, 2022 - NVIT iShares
®
Fixed Income ETF Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class II (13.74)% (3.26)% (0.45)% 1/23/2019
Class Y (13.31)% (2.77)% 0.04% 1/23/2019
Bloomberg
®
U.S.
Aggregate Bond Index (13.01)% (2.71) % (0.04)%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.03% 0.73%
Class Y 0.53% 0.23%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT iShares
®
Fixed Income ETF Fund - December 31, 2022 - Fund Commentary - 11
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT iShares
®
Fixed Income ETF Fund from inception
through 12/31/22 versus the Bloomberg U.S. Aggregate Bond Index for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2022 - NVIT iShares
®
Global Equity ETF Fund
For the annual period ended December 31, 2022, the NVIT iShares
®
Global Equity ETF Fund Class Y returned -15.96% versus
-18.14% for its benchmark, the MSCI World Index - Net Return. For broader comparison, the return for the Fund's closest
Morningstar peer category, Global Large-Stock Blend (consisting of 48 investments as of December 31, 2022), was -17.89% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The fourth quarter of 2022 wrapped up one of the most notable years in market history. Both stocks and bonds fell double digit percentages (S&P 500
®
Index (“S&P 500
®
”), MSCI EAFE
®
Index and Bloomberg US Aggregate Bond Index). A sea change in the investment landscape occurred in 2022 resulting from a dramatic increase in inflation and subsequent reversal in the 40-year trend of falling US interest rates. 2022 ended with a total of 425 basis points (“bps”) in rate hikes by the Federal Reserve (“Fed”). While the Fed announced a final hike of 50 bps in December 2022, marking a deceleration from the previous four consecutive 75 bps hikes, it emphasized its commitment to fight inflation.
While Emerging Markets struggled for most of the year, it experienced a bounce back in the fourth quarter of 2022. It was largely due to the announcement of China easing their zero-COVID policy restrictions. Although the market turmoil has increased uncertainty for Emerging Markets’ investors, it also widened valuation gaps to US assets.
Although both the bond market (represented by the Bloomberg US Aggregate Bond Index) and the stock market (S&P 500
®
) finished
the year in negative territory, the fourth quarter of 2022 provided some relief, as they rebounded 1.9% and 7.6%, respectively.
Emerging Markets (MSCI EM
®
Index) stocks also rallied, up by 9.7% for the quarter. Developed markets outside the US (MSCI
EAFE
®
Index), however, led the rebound by finishing the last quarter of 2022 up 17.3%. Much of this return came on the back of weakness in US Dollars. Commodities (Dow Jones Commodity Index
®
) closed out 2022 with a return of 20.6%, resuming the
massive gains achieved in the first quarter 2022.
In the U.S., equity style factors largely outperformed the S&P 500
®
. Low Volatility, Value, Size and Momentum (MSCI USA Minimum
Volatility
®
Index, MSCI USA Enhanced Value
®
Index, MSCI USA Low Size
®
Index, MSCI USA Momentum SR Variant
®
Index)
outperformed the S&P 500
®
by 8.9%, 4.1%, 2.4% and 0.03%, respectively, for the year. And for the final quarter of 2022, each of the aforementioned factors outperformed the S&P 500
®
by 2% or more. Equity factors have been playing an increasingly important role in positioning portfolios through the persistent volatility we have seen.
The Fund did not experience any liquidity issues during the reporting period.
The Fund does not use derivatives during the reporting period.
The Fund was not impacted by LIBOR during the reporting period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Greg Savage, CFA
The Fund is designed to provide diversification across traditional equity asset classes of any market capitalization by investing in a portfolio of unaffiliated exchange-traded funds sponsored by BlackRock Fund Advisors (or its affiliates) and which use a passive index-based strategy to track the performance of equity indexes (“Underlying ETFs”). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the Underlying ETFs. In seeking to match the performance of an index, correlation between Underlying ETF performance and index performance may be affected by ETF expenses, index composition changes, and the timing of ETF share purchases and redemptions. Because the
Fund may hold large positions in an Underlying ETF, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s Underlying ETFs may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); smaller company risk (smaller companies are usually less stable in price and less liquid than larger, more-established companies; are more vulnerable than larger companies to adverse business and economic developments; and
may have more-limited resources); international securities risk (currency fluctuations, political risks, differences in accounting and limited availability of information); derivatives risk (many derivatives create investment leverage and are highly volatile); sector risk
(concentration on specific sectors or industries may cause high volatility); and securities lending risk (a borrower may fail to return

NVIT iShares
®
Global Equity ETF Fund - December 31, 2022 - Fund Commentary - 13
loaned securities in a timely manner or not at all, causing a decline in investment value). Please refer to the most recent prospectus for a more detailed explanation of each Fund’s principal risks.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 99.9%
Repurchase Agreement 9.4%
Liabilities in excess of other assets
§
(9.3)%
100.0%
Top Holdings
2
iShares Core S&P Total US Stock Market ETF 25.5%
iShares Core S&P Mid-Cap ETF 16.5%
iShares Core MSCI International Developed Markets
ETF 12.5%
iShares Core MSCI EAFE ETF 10.7%
iShares US Equity Factor ETF 8.1%
iShares Core S&P 500 ETF 6.3%
iShares Core S&P Small-Cap ETF 2.8%
iShares MSCI USA Small-Cap Multifactor ETF 1.9%
iShares MSCI USA Value Factor ETF 1.8%
iShares MSCI USA Size Factor ETF 1.8%
Other Holdings
#
12.1%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

14 - Fund Commentary - December 31, 2022 - NVIT iShares
®
Global Equity ETF Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class II (16.38)% 5.66% 9.05% 1/23/2019
Class Y (15.96)% 6.17% 9.59% 1/23/2019
MSCI World Index (18.14)% 4.94% 10.21%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.06% 0.75%
Class Y 0.56% 0.25%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT iShares
®
Global Equity ETF Fund - December 31, 2022 - Fund Commentary - 15
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class Y shares of the NVIT iShares
®
Global Equity ETF Fund from inception
through 12/31/22 versus the MSCI World Index for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2022 - NVIT Managed American Funds Asset Allocation Fund
For the annual period ended December 31, 2022, the NVIT Managed American Funds Asset Allocation Fund Class II returned
-14.30% versus -18.11% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Allocation--50% to 70% Equity (consisting of 367 investments as of December 31, 2022), was -15.51%
for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Fund consists of two parts: 95% of the Fund’s assets are invested in shares in a diversified portfolio of the following five funds:
American Funds American Balanced, American Funds Bond Fund of America, American Funds IS
®
Growth, American Funds
IS
®
US Government Securities, and American Funds IS
®
Washington Mutual Investor (“Core Sleeve”). The remaining 5% of the
Fund’s assets are invested in a “volatility overlay” sleeve that controls the Fund’s overall equity exposure (“Volatility Overlay”).
Through the Volatility Overlay, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the Fund buys or sells index future contracts on the S&P 500
®
Index, S&P MidCap 400
®
Index, Russell 2000
®
Index and MSCI EAFE
®
Index
as dictated by an algorithm that determines whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with prevailing market conditions. The Volatility Overlay can increase the Fund’s equity exposure to 80% (or
10% over the current exposure within the Core Sleeve, whichever is lower) or decrease it to 0% as determined by the quantitative process that controls the overlay.
The largest detractors to Fund returns were the underlying American Funds American Balanced Fund and the underlying American
Funds IS
®
Growth Fund, which registered -11.83% and -29.76%, respectively, during the reporting period. The funds were all challenged by rising interest rates, as the Federal Reserve (“Fed”) raised interest rates to combat high inflation. The Fund still holds these securities.
The Fund’s five underlying investments held during the reporting period posted negative returns. The underlying American Funds
IS
®
US Government Securities and American Funds IS
®
Washington Mutual Investor returned -10.75%, and -8.28%, respectively, and were the largest relative contributors to the Fund’s returns for the period despite both having negative returns. The Fund still holds these securities.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2022. Broad market volatility (S&P 500
®
)
ranged between approximately 14% and 33%. The year began on the lower end of the volatility range, but it quickly rose in May and June reaching its highest marks of the year. This increased volatility was due to Russia’s invasion of Ukraine, the threat of a world energy crisis, rising inflation, and lockdowns in China as cases of the Omicron variant of COVID spiked all over the world. This provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Through the middle part of the year market volatility started to gradually trend lower before another big spike in November due to the collapse of cryptocurrency exchange, FTX, and concerns around the Fed’s interest rate policy before subsiding again in the month of December. Overall, the overlay sleeve reduced the Fund’s volatility but was a contributor to performance during the reporting period.
During the period, there were no liquidity events that materially impacted performance.
Each of the following manages a portion (“sleeve”) of the Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
The Fund invests primarily in an underlying fund, the Asset Allocation Fund
SM
, a series of American Funds Insurance Series
®
(Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, the Fund is nondiversified as to issuers. In addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund.

NVIT Managed American Funds Asset Allocation Fund - December 31, 2022 - Fund Commentary - 17
The Fund, through its Core Sleeve, is subject to the risks of its underlying fund. Through its Volatility Overlay, the Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The
Volatility Overlay may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses).
In addition, through its Volatility Overlay, the Fund is subject to cash position risk (the Fund may miss investment opportunities).
The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility
Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, manages the Core Sleeve’s investment in the Underlying Fund.
Nationwide Asset Management, LLC (NWAM), the Fund’s subadviser, manages the Volatility Overlay. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes. There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 45.9%
Balanced Fund 27.7%
Fixed Income Funds 18.3%
Futures Contracts 0.5%
Other assets in excess of liabilities
§
7.6%
100.0%
Top Holdings
2
American Balanced Fund, Class R6 30.1%
American Funds Growth Fund, Class 1 29.8%
American Funds Washington Mutual Investors Fund,
Class 1 20.2%
Bond Fund of America (The), Class R6 14.9%
American Funds U.S. Government Securities Fund,
Class 1 5.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

18 - Fund Commentary - December 31, 2022 - NVIT Managed American Funds Asset Allocation Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (14.30)% 3.21% 4.62% 7/8/2014
S&P 500
®
Index (18.11)% 9.42% 10.31%
Bloomberg
®
U.S.
Aggregate Bond Index (13.01)% 0.02% 1.03%
Blended Index
2
(15.91)% 6.07% 4.00%
Expense Ratios
Expense
Ratio
^
Class II 0.98%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
The Blended Index comprises 60% S&P 500
®
Index and 40% Bloomberg
®
U.S. Aggregate Bond Index.

NVIT Managed American Funds Asset Allocation Fund - December 31, 2022 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class II shares of the NVIT Managed American Funds Asset Allocation Fund
from inception through 12/31/22 versus performance of the S&P 500
®
Index, the Bloomberg
®
U.S. Aggregate Bond Index and the
Blended Index* for the same period. Unlike the Fund, the performance of these indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.
* The Fund’s Blended Index comprises 60% S&P 500
®
Index and 40% Bloomberg
®
U.S. Aggregate Bond Index.

20 - Fund Commentary - December 31, 2022 - NVIT Managed American Funds Growth-Income Fund
For the annual period ended December 31, 2022, the NVIT Managed American Funds Growth & Income Fund Class II returned
-15.41% versus -18.11% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Large Blend (consisting of 308 investments as of December 31, 2022), was -18.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund consists of two parts: 95% of the Fund’s assets are invested in shares in the American Funds Growth-Income Fund
(“Core Sleeve”), and the remaining 5% of the Fund’s assets are invested in a “volatility overlay” sleeve that controls the Fund’s overall equity exposure (“Volatility Overlay”).
Growth-Income Fund fell 16.28% for the 12 months ended December 31, 2022, compared with a decline of 18.11% in its benchmark index, S&P 500
®
Index1 (S&P 500), a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
U.S. equities had their worst year since 2008, as persistently high inflation and aggressive rate hikes stoked recession fears. The
S&P 500
®
entered its first bear market since 2020. Energy was the top S&P 500
®
sector for the second straight year, climbing
66%. Crude oil prices spiked in March after Russia’s invasion of Ukraine upended global oil flows. Growth stocks had the sharpest declines, including several tech giants that had been market leaders over the last decade. Despite consecutive quarters of negative gross domestic product growth in the first half, a strong labor market helped inflation to persist.
Regarding the Fund, investments within the Information Technology and Industrials sectors were top contributors to the Fund’s relative returns. An out-of-benchmark position in energy company Canadian Natural Resources was a top individual contributor, as the stock outpaced the market overall. On the downside, security selections within the Communications and Financials sectors dragged on portfolio returns. Netflix was the fund’s top individual detractor owing to a larger-than-benchmark position and returns that lagged the market overall.
Looking ahead, uncertainty in the macroeconomic outlook and in the trajectory of inflation and interest rates will likely continue.
Stock valuations have started to come down to reflect investor concerns, although corporate earnings outlooks may not have bottomed. The Fund’s portfolio managers will take advantage of volatility to build positions in companies and stocks in which they see long term value. The current environment should provide opportunities for finding investments with attractive risk-adjusted return potential.
Through the Volatility Overlay, the Fund uses derivatives to manage its total exposure to equity markets. Specifically, the Fund buys or sells index future contracts on the S&P 500
®
Index, S&P MidCap
®
400 Index, Russell 2000
®
Index and MSCI EAFE
®
Index
as dictated by an algorithm that determines whether the Fund’s equity exposure should be increased or decreased in light of the volatility associated with prevailing market conditions. The Volatility Overlay can increase the Fund’s equity exposure only up to the Core Sleeve’s current equity exposure but can decrease it to 0% as determined by the quantitative process that controls the overlay.
Equity volatility, as measured by the proprietary algorithm, varied over the course of 2022. Broad market volatility (S&P 500
®
)
ranged between approximately 14% and 33%. The year began on the lower end of the volatility range, but it quickly rose in May and June reaching its highest marks of the year. This was due to Russia’s invasion of Ukraine, the threat of a world energy crisis, rising inflation, and lockdowns in China as cases of the Omicron variant of COVID spiked all over the world. This provided an opportunity for the algorithm to contribute to performance by reducing equity exposure. Through the middle part of the year market volatility started to gradually trend lower before another big spike in November due to the collapse of FTX and concerns around the Fed’s interest rate policy before subsiding again in the month of December. Overall, the overlay sleeve reduced the fund’s volatility but was a contributor to performance during the reporting period.
During the period, there were no liquidity events that materially impacted performance.
Each of the following manages a portion (“sleeve”) of the Fund’s assets:
Adviser:
Nationwide Fund Advisors (Core Sleeve)
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew Urban, CFA

NVIT Managed American Funds Growth-Income Fund - December 31, 2022 - Fund Commentary - 21
Subadviser:
Nationwide Asset Management, LLC (Volatility Overlay)
Portfolio Managers:
Chad W. Finefrock, CFA and Corsan Maley, CFA
The Fund invests primarily in an underlying fund, the Growth-Income Fund
SM
, a series of American Funds Insurance Series
®
(Core
Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, the
Fund is nondiversified as to issuers. In addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying fund.
The Fund, through its Core Sleeve, is subject to the risks of its underlying fund. Growth funds may underperform other funds that use different investing styles. Through its Volatility Overlay, the Fund is subject to the risks of investing in fixed-income securities. These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Volatility Overlay may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may utilize short positions (which create investment leverage and can exaggerate a Fund’s losses). In addition, through its Volatility Overlay, the Fund is subject to cash position risk (the Fund may miss investment opportunities). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Nationwide Fund Advisors (NFA), the Fund’s investment adviser, manages the Core Sleeve’s investment in the Underlying Fund.
Nationwide Asset Management, LLC (NWAM), the Fund’s subadviser, manages the Volatility Overlay. In addition, NWAM serves as the subadviser to certain other Nationwide Funds. NWAM is a registered investment adviser and wholly owned subsidiary of
Nationwide Mutual Insurance Company, and therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

22 - Fund Commentary - December 31, 2022 - NVIT Managed American Funds Growth-Income Fund
Asset Allocation
1
Equity Fund 93.4%
Futures Contracts 0.3%
Other assets in excess of liabilities
§
6.3%
100.0%
Top Holdings
2
American Funds Growth-Income Fund, Class 1 100.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Managed American Funds Growth-Income Fund - December 31, 2022 - Fund Commentary - 23
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (15.41)% 5.66% 7.28% 7/8/2014
S&P 500
®
Index (18.11)% 9.42% 10.31%
Expense Ratios
Expense
Ratio
^
Class II 0.98%
^
Current effective prospectus dated May 2, 2022. The expense ratio also includes indirect underlying fund expenses. Please see the
Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

24 - Fund Commentary - December 31, 2022 - NVIT Managed American Funds Growth-Income Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class II shares of the NVIT Managed American Funds Growth-Income Fund from inception through 12/31/22 versus performance of the S&P 500
®
Index for the same period. Unlike the Fund, the performance for the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

Fund of Funds - December 31, 2022 - Shareholder Expense Example - 25
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
(a)
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a) (b)
NVIT BlackRock Managed Global Allocation Fund
Class II Shares
Actual
(c)
1,000.00 995.20 2.26 0.45
Hypothetical
(c)(d)
1,000.00 1,022.94 2.29 0.45
NVIT iShares
®
Fixed Income ETF Fund
Class II Shares
Actual
(c)
1,000.00 966.60 3.32 0.67
Hypothetical
(c)(d)
1,000.00 1,021.83 3.41 0.67
Class Y Shares
Actual
(c)
1,000.00 969.10 0.84 0.17
Hypothetical
(c)(d)
1,000.00 1,024.35 0.87 0.17
NVIT iShares
®
Global Equity ETF Fund
Class II Shares
Actual
(c)
1,000.00 1,044.90 3.45 0.67
Hypothetical
(c)(d)
1,000.00 1,021.83 3.41 0.67
Class Y Shares
Actual
(c)
1,000.00 1,047.40 0.88 0.17
Hypothetical
(c)(d)
1,000.00 1,024.35 0.87 0.17

26 - Shareholder Expense Example - December 31, 2022 - Fund of Funds
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
(a)
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a) (b)
NVIT Managed American Funds Asset Allocation Fund
Class II Shares
Actual
(c)
1,000.00 1,000.00 3.48 0.69
Hypothetical
(c)(d)
1,000.00 1,021.73 3.52 0.69
NVIT Managed American Funds Growth-Income Fund
Class II Shares
Actual
(c)
1,000.00 1,025.10 3.52 0.69
Hypothetical
(c)(d)
1,000.00 1,021.73 3.52 0.69
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

NVIT BlackRock Managed Global Allocation Fund - December 31, 2022 - Statement of Investments - 27
Investment Company 94.2%
Shares Value ($)
Alternative Assets 94.2%
BlackRock Global Allocation VI
Fund, Class I* 21,340,168 315,194,274
Total Alternative Assets
(cost $348,693,716) 315,194,274
Total Investment Company
(cost $348,693,716) 315,194,274
Total Investments
(cost $348,693,716) — 94.2% 315,194,274
Other assets in excess of liabilities — 5.8% 19,344,159
NET ASSETS — 100.0% $ 334,538,433
* Denotes a non-income producing security.
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (51) 3/2023 USD (4,970,970) 87,130
Russell 2000 E-Mini Index (1) 3/2023 USD (88,545) 3,153
S&P 500 E-Mini Index (48) 3/2023 USD (9,266,400) 291,373
S&P Midcap 400 E-Mini Index (1) 3/2023 USD (244,260) 7,157
Net contracts 388,813
As of December 31, 2022, the Fund had $821,446 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

28 - Statement of Investments - December 31, 2022 - NVIT iShares
®
Fixed Income ETF Fund
Exchange Traded Funds 99 .8%
Shares Value ($)
Fixed Income Funds 99.8%
iShares Core 10+ Year USD
Bond ETF(a) 78,824 4,013,986
iShares Core 1-5 Year USD
Bond ETF(a) 135,779 6,305,577
iShares Core Total USD Bond
Market ETF(a) 91,930 4,130,415
iShares Core U.S. Aggregate
Bond ETF 211,126 20,477,111
iShares MBS ETF 44,106 4,090,831
iShares U.S. Treasury Bond ETF 89,969 2,044,096
Total Exchange Traded Funds
(cost $47,680,332) 41,062,016
Repurchase Agreements 19 .7%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $7,884,266,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $8,038,110.
(b)(c) 7,880,500 7,880,500
MetLife, Inc., 4.30%, dated
12/30/2022, due 1/3/2023,
repurchase price $200,096,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
1/12/2023 - 2/15/2051; total
market value $204,106.(b)
(c) 200,000 200,000
Total Repurchase Agreements
(cost $8,080,500) 8,080,500
Total Investments
(cost $55,760,832) — 119.5% 49,142,516
Liabilities in excess of other assets
— (19.5)% (8,032,027)
NET ASSETS — 100.0% $ 41,110,489
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $7,973,027, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,080,500 and by $88,605
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.13% – 5.25%, and
maturity dates ranging from 7/15/2023 – 5/15/2051, a total
value of $8,169,105.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$8,080,500.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT iShares
®
Global Equity ETF Fund - December 31, 2022 - Statement of Investments - 29
Exchange Traded Funds 99 .9%
Shares Value ($)
Equity Funds 99.9%
iShares Core MSCI EAFE ETF 95,788 5,904,372
iShares Core MSCI International
Developed Markets ETF(a) 123,462 6,911,403
iShares Core S&P 500 ETF 9,048 3,476,332
iShares Core S&P Mid-Cap ETF 37,772 9,136,669
iShares Core S&P Small-Cap
ETF 16,179 1,531,181
iShares Core S&P Total US
Stock Market ETF(a) 166,552 14,123,610
iShares MSCI USA Momentum
Factor ETF(a) 6,821 995,388
iShares MSCI USA Quality
Factor ETF(a) 8,593 979,258
iShares MSCI USA Size Factor
ETF(a) 8,861 1,007,750
iShares MSCI USA Small-Cap
Multifactor ETF 21,332 1,059,347
iShares MSCI USA Value Factor
ETF 11,121 1,013,568
iShares US Equity Factor ETF(a) 114,965 4,484,785
Total Exchange Traded Funds
(cost $51,763,049) 50,623,663
Repurchase Agreement 9 .4%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $4,756,436,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $4,849,248.
(b)(c) 4,754,164 4,754,164
Total Repurchase Agreement
(cost $4,754,164) 4,754,164
Total Investments
(cost $56,517,213) — 109.3% 55,377,827
Liabilities in excess of other assets — (9.3)% (4,700,252)
NET ASSETS — 100.0% $ 50,677,575
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $5,598,851, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,754,164 and by $995,544
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.13% – 6.63%, and
maturity dates ranging from 1/15/2023 – 2/15/2052, a total
value of $5,749,708.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$4,754,164.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - December 31, 2022 - NVIT Managed American Funds Asset Allocation Fund
Investment Companies 91.9%
Shares Value ($)
Balanced Fund 27.7%
American Balanced Fund, Class
R6 25,572,521 735,721,417
Total Balanced Fund
(cost $862,645,544) 735,721,417
Equity Funds 45.9%
American Funds Growth Fund,
Class 1 9,552,199 728,737,280
American Funds Washington
Mutual Investors Fund, Class
1 38,872,439 493,291,252
Total Equity Funds
(cost $1,741,187,255) 1,222,028,532
Investment Companies
Shares Value ($)
Fixed Income Funds 18.3%
American Funds U.S.
Government Securities Fund,
Class 1 12,188,207 121,760,191
Bond Fund of America (The),
Class R6 32,050,782 364,737,904
Total Fixed Income Funds
(cost $563,699,784) 486,498,095
Total Investment Companies
(cost $3,167,532,583) 2,444,248,044
Total Investments
(cost $3,167,532,583) — 91.9% 2,444,248,044
Other assets in excess of liabilities — 8.1% 214,426,031
NET ASSETS — 100.0% $ 2,658,674,075
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (245) 3/2023 USD (23,880,150) 418,939
Russell 2000 E-Mini Index (46) 3/2023 USD (4,073,070) 127,118
S&P 500 E-Mini Index (1,855) 3/2023 USD (358,107,750) 11,246,902
S&P Midcap 400 E-Mini Index (87) 3/2023 USD (21,250,620) 537,878
Net contracts 12,330,837
As of December 31, 2022, the Fund had $24,370,236 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Managed American Funds Growth-Income Fund - December 31, 2022 - Statement of Investments - 31
Investment Company 93.4%
Shares Value ($)
Equity Fund 93.4%
American Funds Growth-Income
Fund, Class 1 12,018,324 603,440,062
Total Investment Company
(cost $570,855,829) 603,440,062
Total Investments
(cost $570,855,829) — 93.4% 603,440,062
Other assets in excess of liabilities — 6.6% 42,532,873
NET ASSETS — 100.0% $ 645,972,935
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
D ate
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (46) 3/2023 USD (4,483,620) 68,407
Russell 2000 E-Mini Index (4) 3/2023 USD (354,180) 12,610
S&P 500 E-Mini Index (297) 3/2023 USD (57,335,850) 1,606,862
S&P Midcap 400 E-Mini Index (18) 3/2023 USD (4,396,680) 89,644
Net contracts 1,777,523
As of December 31, 2022, the Fund had $3,972,794 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

32 - Statements of Assets and Liabilities - December 31, 2022 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
Assets:
Investment securities, at value
*
$ 315,194,274
Repurchase agreements, at value —
Cash 18,379,020
Deposits with broker for futures contracts 1,068,039
Interest and dividends receivable 55,240
Security lending income receivable —
Receivable for investments sold 78,235
Receivable for capital shares issued 785
Receivable for variation margin on futures contracts 7,262
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses —
Total Assets 334,782,855
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 80,617
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 43,119
Fund administration fees 17,065
Distribution fees —
Administrative servicing fees 72,509
Accounting and transfer agent fees 248
Trustee fees 53
Custodian fees 9,788
Compliance program costs (Note 3) 378
Professional fees 6,276
Printing fees 12,387
Other 1,982
Total Liabilities 244,422
Net Assets $ 334,538,433
* Includes value of securities on loan (Note 2) —
Cost of investment securities 348,693,716
Cost of repurchase agreements —
Represented by:
Capital $ 375,694,636
Total distributable earnings (loss) (41,156,203)
Net Assets $ 334,538,433

Fund of Funds - December 31, 2022 - Statements of Assets and Liabilities - 33
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 41,062,016 $ 50,623,663 $ 2,444,248,044 $ 603,440,062
8,080,500 4,754,164 — —
87,124 132,124 189,791,162 38,731,768
— — 24,327,878 3,900,899
294 390 572,877 112,303
7,735 14,103 — —
— 455,719 — 240,133
26,486 — 357,665 —
— — 1,359,025 222,350
1,893 1,431 — —
80 87 3,567 821
49,266,128 55,981,681 2,660,660,218 646,648,336
4,585 489,608 198,003 —
15,275 11,837 159,661 252,771
8,080,500 4,754,164 — —
3,883 4,790 337,546 81,691
13,943 14,161 62,653 22,877
8,292 9,734 572,420 138,304
12,324 3,473 538,039 138,373
65 73 1,986 464
22 19 59 7
6 7 68,103 17,555
45 57 3,020 726
5,123 5,127 20,386 7,486
11,110 10,578 10,417 12,459
466 478 13,850 2,688
8,155,639 5,304,106 1,986,143 675,401
$ 41,110,489 $ 50,677,575 $ 2,658,674,075 $ 645,972,935
7,973,027 5,598,851 — —
47,680,332 51,763,049 3,167,532,583 570,855,829
8,080,500 4,754,164 — —
$ 48,785,345 $ 53,076,249 $ 3,161,468,093 $ 566,354,308
(7,674,856) (2,398,674) (502,794,018) 79,618,627
$ 41,110,489 $ 50,677,575 $ 2,658,674,075 $ 645,972,935

34 - Statements of Assets and Liabilities - December 31, 2022 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
Net Assets:
Class II Shares $ 334,538,433
Class Y Shares —
Total $ 334,538,433
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 32,380,325
Class Y Shares —
Total 32,380,325
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 10 .33
Class Y Shares $ —

Fund of Funds - December 31, 2022 - Statements of Assets and Liabilities - 35
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 38,621,678 $ 45,330,802 $ 2,658,674,075 $ 645,972,935
2,488,811 5,346,773 — —
$ 41,110,489 $ 50,677,575 $ 2,658,674,075 $ 645,972,935
4,159,557 3,386,557 300,072,256 52,759,718
272,030 420,121 — —
4,431,587 3,806,678 300,072,256 52,759,718
$ 9 .29 $ 13 .39 $ 8 .86 $ 12 .24
$ 9 .15 $ 12 .73 $ — $ —

36 - Statements of Operations - For the Year Ended December 31, 2022 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
INVESTMENT INCOME:
Interest income $ 302,456
Dividend income —
Income from securities lending (Note 2) —
Total Income 302,456
EXPENSES:
Investment advisory fees 2,624,477
Fund administration fees 119,929
Distribution fees Class II Shares 886,644
Administrative servicing fees Class II Shares 886,644
Professional fees 20,707
Printing fees 7,185
Trustee fees 12,590
Custodian fees 16,416
Accounting and transfer agent fees 1,137
Compliance program costs (Note 3) 1,476
Other 7,766
Total expenses before fees waived and expenses reimbursed 4,584,971
Distribution fees waived - Class II (Note 3) (886,644)
Investment advisory fees waived (Note 3) (2,092,487)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 1,605,840
NET INVESTMENT INCOME/(LOSS) (1,303,384)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions 4,191,582
Net realized gains (losses) from:
Transactions in investment securities (6,942,620)
Expiration or closing of futures contracts (Note 2) 1,781,751
Net realized gains (losses) (969,287)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (58,375,717)
Futures contracts (Note 2) 1,000,993
Net change in unrealized appreciation/depreciation (57,374,724)
Net realized/unrealized gains (losses) (58,344,011)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (59,647,395)

Fund of Funds - For the Year Ended December 31, 2022 - Statements of Operations - 37
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 1,596 $ 2,454 $ 3,014,125 $ 609,797
987,579 925,584 47,836,730 9,623,386
51,895 194,820 — —
1,041,070 1,122,858 50,850,855 10,233,183
46,610 53,605 4,176,371 968,838
64,125 65,685 663,067 185,468
99,574 109,643 7,100,643 1,640,777
99,574 107,504 7,100,643 1,640,777
10,420 10,616 116,406 31,892
5,996 5,948 28,981 8,351
1,519 1,787 99,664 23,501
2,325 2,143 124,110 30,405
346 386 8,700 2,053
182 211 11,907 2,767
1,358 1,666 59,930 13,828
332,029 359,194 19,490,422 4,548,657
— — — —
— — — —
(60,706) (59,033) — —
271,323 300,161 19,490,422 4,548,657
769,747 822,697 31,360,433 5,684,526
— — 239,315,315 59,082,719
(936,928) (1,108,062) (116,457,731) (5,213,916)
— — 49,185,511 2,519,569
(936,928) (1,108,062) 172,043,095 56,388,372
(6,250,882) (8,340,296) (680,400,011) (177,890,717)
— — 17,767,285 2,267,033
(6,250,882) (8,340,296) (662,632,726) (175,623,684)
(7,187,810) (9,448,358) (490,589,631) (119,235,312)
$ (6,418,063) $ (8,625,661) $ (459,229,198) $ (113,550,786)

The accompanying notes are an integral part of these financial statements.
38 - Statements of Changes in Net Assets - December 31, 2022 - Fund of Funds
NVIT BlackRock Managed Global Allocation
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ (1,303,384) $ 1,667,226
Net realized gains (losses) (969,287) 47,419,507
Net change in unrealized appreciation/depreciation (57,374,724) (33,601,942)
Change in net assets resulting from operations (59,647,395) 15,484,791
Distributions to Shareholders From:
Distributable earnings:
Class II — (13,685,713)
Class Y — —
Change in net assets from shareholder distributions — (13,685,713)
Change in net assets from capital transactions 98,060 50,163,384
Change in net assets (59,549,335) 51,962,462
Net Assets:
Beginning of year 394,087,768 342,125,306
End of year $ 334,538,433 $ 394,087,768
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 21,537,202 $ 48,502,932
Dividends reinvested — 13,685,713
Cost of shares redeemed (21,439,142) (12,025,261)
Total Class II Shares 98,060 50,163,384
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ 98,060 $ 50,163,384
SHARE TRANSACTIONS:
Class II Shares
Issued 1,921,239 3,932,292
Reinvested — 1,109,053
Redeemed (2,024,381) (965,371)
Total Class II Shares (103,142) 4,075,974
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (103,142) 4,075,974

Fund of Funds - December 31, 2022 - Statements of Changes in Net Assets - 39
NVIT iShares
®
Fixed Income ETF Fund NVIT iShares
®
Global Equity ETF Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 769,747 $ 405,002 $ 822,697 $ 589,986
(936,928) (75,068) (1,108,062) 4,244
(6,250,882) (782,642) (8,340,296) 4,657,162
(6,418,063) (452,708) (8,625,661) 5,251,392
(714,025) (379,401) (717,362) (522,726)
(58,721) (35,852) (114,446) (76,256)
(772,746) (415,253) (831,808) (598,982)
3,633,766 23,995,245 9,523,735 32,085,230
(3,557,043) 23,127,284 66,266 36,737,640
44,667,532 21,540,248 50,611,309 13,873,669
$ 41,110,489 $ 44,667,532 $ 50,677,575 $ 50,611,309
$ 9,984,837 $ 26,693,430 $ 13,824,859 $ 31,912,468
714,025 379,401 717,362 522,726
(7,403,035) (3,345,935) (6,179,367) (2,865,565)
3,295,827 23,726,896 8,362,854 29,569,629
923,577 1,597,146 2,671,982 5,521,342
58,721 35,852 114,446 76,256
(644,359) (1,364,649) (1,625,547) (3,081,997)
337,939 268,349 1,160,881 2,515,601
$ 3,633,766 $ 23,995,245 $ 9,523,735 $ 32,085,230
996,611 2,409,937 979,785 2,085,326
76,122 34,567 53,487 32,467
(751,456) (301,709) (438,650) (195,125)
321,277 2,142,795 594,622 1,922,668
93,601 145,636 194,089 378,063
6,355 3,312 8,975 4,978
(65,981) (124,114) (119,095) (212,726)
33,975 24,834 83,969 170,315
355,252 2,167,629 678,591 2,092,983

The accompanying notes are an integral part of these financial statements.
40 - Statements of Changes in Net Assets - December 31, 2022 - Fund of Funds
NVIT Managed American Funds Asset
Allocation Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 31,360,433 $ 6,686,904
Net realized gains 172,043,095 768,771,833
Net change in unrealized appreciation/depreciation (662,632,726) (452,644,353)
Change in net assets resulting from operations (459,229,198) 322,814,384
Distributions to Shareholders From:
Distributable earnings:
Class II (653,510,245) —
Change in net assets from shareholder distributions (653,510,245) —
Change in net assets from capital transactions 528,764,824 378,283,454
Change in net assets (583,974,619) 701,097,838
Net Assets:
Beginning of year 3,242,648,694 2,541,550,856
End of year $ 2,658,674,075 $ 3,242,648,694
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 45,500,329 $ 451,650,265
Dividends reinvested 653,510,245 —
Cost of shares redeemed (170,245,750) (73,366,811)
Total Class II Shares 528,764,824 378,283,454
Change in net assets from capital transactions $ 528,764,824 $ 378,283,454
SHARE TRANSACTIONS:
Class II Shares
Issued 3,815,307 33,671,855
Reinvested 73,017,904 —
Redeemed (15,786,364) (5,752,508)
Total Class II Shares 61,046,847 27,919,347
Total change in shares 61,046,847 27,919,347

Fund of Funds - December 31, 2022 - Statements of Changes in Net Assets - 41
NVIT Managed American Funds Growth-
Income Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 5,684,526 $ 4,195,893
56,388,372 9,812,834
(175,623,684) 118,854,988
(113,550,786) 132,863,715
— (1,384,021)
— (1,384,021)
16,051,397 18,874,213
(97,499,389) 150,353,907
743,472,324 593,118,417
$ 645,972,935 $ 743,472,324
$ 50,803,440 $ 71,224,185
— 1,384,021
(34,752,043) (53,733,993)
16,051,397 18,874,213
$ 16,051,397 $ 18,874,213
4,076,696 5,382,000
— 99,642
(2,712,713) (4,160,962)
1,363,983 1,320,680
1,363,983 1,320,680

42 - Financial Highlights - December 31, 2022 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Managed Global Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)
Class II Shares
12/31/2022 $ 12.13 $ (0.04) $ (1.76) $ (1.80) $ — $ — $ — $ 10.33 (14.84)% $ 334,538 0.45% (0.37)% 1.29% 6.33%
12/31/2021 12.04 0.05 0.49 0.54 (0.45) — (0.45) 12.13 4.43% 394,088 0.45% 0.44% 1.29% 6.74%
12/31/2020 10.83 0.09 1.46 1.55 (0.34) — (0.34) 12.04 14.55% 342,125 0.46% 0.78% 1.30% 12.20%
12/31/2019 9.71 0.10 1.34 1.44 (0.06) (0.26) (0.32) 10.83 14.95% 313,943 0.46% 0.95% 1.30% 2.42%
12/31/2018 11.11 0.07 (0.97) (0.90) (0.10) (0.40) (0.50) 9.71 (8.47)% 246,279 0.50% 0.61% 1.34% 3.50%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fund of Funds - December 31, 2022 - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Fixed Income ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
12/31/2022 $ 10.97 $ 0.18 $ (1.69) $ (1.51) $ (0.17) $ — $ (0.17) $ 9.29 (13.74)% $ 38,622 0.67% 1.79% 0.81% 14.54%
12/31/2021 11.30 0.13 (0.36) (0.23) (0.10) — (0.10) 10.97 (2.02)% 42,094 0.67% 1.19% 0.97% 7.69%
12/31/2020 10.69 0.20 0.56 0.76 (0.13) (0.02) (0.15) 11.30 7.12% 19,165 0.67% 1.79% 1.47% 52.97%
12/31/2019(h) 10.00 0.28 0.57 0.85 (0.10) (0.06) (0.16) 10.69 8.51% 3,900 0.67% 2.80% 5.82% 34.43%
Class Y Shares
12/31/2022 10.81 0.22 (1.66) (1.44) (0.22) — (0.22) 9.15 (13.31)% 2,489 0.17% 2.30% 0.31% 14.54%
12/31/2021 11.14 0.19 (0.37) (0.18) (0.15) — (0.15) 10.81 (1.59)% 2,574 0.17% 1.70% 0.48% 7.69%
12/31/2020 10.53 0.26 0.56 0.82 (0.19) (0.02) (0.21) 11.14 7.75% 2,376 0.17% 2.32% 1.05% 52.97%
12/31/2019(h) 10.00 0.33 0.57 0.90 (0.31) (0.06) (0.37) 10.53 8.97% 1,397 0.17% 3.33% 6.12% 34.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23, 2019 through December 31, 2019.

44 - Financial Highlights - December 31, 2022 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Global Equity ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
12/31/2022 $ 16.26 $ 0.23 $ (2.88) $ (2.65) $ (0.22) $ — $ (0.22) $ 13.39 (16.33)%(h) $ 45,331 0.67% 1.64% 0.79% 13.66%
12/31/2021 13.51 0.28 2.66 2.94 (0.18) (0.01) (0.19) 16.26 21.79%(h) 45,409 0.64% 1.80% 0.94% 14.50%
12/31/2020 11.81 0.26 1.60 1.86 (0.16) — (0.16) 13.51 15.76% 11,743 0.67% 2.19% 2.12% 17.62%
12/31/2019(i) 10.00 0.28 1.64 1.92 (0.05) (0.06) (0.11) 11.81 19.23% 3,126 0.67% 2.65% 7.62% 20.44%
Class Y Shares
12/31/2022 15.48 0.28 (2.75) (2.47) (0.28) — (0.28) 12.73 (15.96)% 5,347 0.17% 2.12% 0.29% 13.66%
12/31/2021 12.85 0.31 2.57 2.88 (0.24) (0.01) (0.25) 15.48 22.42% 5,202 0.17% 2.11% 0.51% 14.50%
12/31/2020 11.23 0.29 1.54 1.83 (0.21) — (0.21) 12.85 16.32% 2,131 0.17% 2.64% 1.69% 17.62%
12/31/2019(i) 10.00 0.27 1.71 1.98 (0.69) (0.06) (0.75) 11.23 19.82% 628 0.17% 2.64% 8.76% 20.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23, 2019 through December 31, 2019.

Fund of Funds - December 31, 2022 - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Asset Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class II Shares
12/31/2022 $ 13.57 $ 0.12 $ (2.03) $ (1.91) $ — $ (2.80) $ (2.80) $ 8.86 (14.30)% $ 2,658,674 0.69% 1.11% 0.69% 18.36%
12/31/2021 12.04 0.03 1.50 1.53 — — — 13.57 12.71% 3,242,649 0.68% 0.24% 0.68% 111.63%
12/31/2020 11.80 0.13 0.68 0.81 (0.13) (0.44) (0.57) 12.04 7.09% 2,541,551 0.69% 1.17% 0.69% 9.90%
12/31/2019 10.37 0.18 1.76 1.94 (0.19) (0.32) (0.51) 11.80 18.97% 2,309,942 0.69% 1.57% 0.69% 0.82%
12/31/2018 11.59 0.15 (0.67) (0.52) (0.14) (0.56) (0.70) 10.37 (4.82)% 1,706,672 0.69% 1.33% 0.69% 0.39%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

46 - Financial Highlights - December 31, 2022 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Growth-Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
12/31/2022 $ 14.47 $ 0.11 $ (2.34) $ (2.23) $ — $ — $ — $ 12.24 (15.41)% $ 645,973 0.69% 0.87% 0.69% 5.56%
12/31/2021 11.84 0.08 2.58 2.66 (0.03) — (0.03) 14.47 22.45% 743,472 0.69% 0.63% 0.69% 10.09%
12/31/2020 11.87 0.10 0.68 0.78 (0.13) (0.68) (0.81) 11.84 6.98% 593,118 0.70% 0.85% 0.70% 20.20%
12/31/2019 10.30 0.16 2.06 2.22 (0.17) (0.48) (0.65) 11.87 21.98% 523,412 0.71% 1.38% 0.71% 2.71%
12/31/2018 11.12 0.13 (0.38) (0.25) (0.11) (0.46) (0.57) 10.30 (2.58)% 340,245 0.72% 1.11% 0.72% 6.21%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.

Fund of Funds - December 31, 2022 - Notes to Financial Statements - 47
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BlackRock Managed Global Allocation Fund ("BlackRock Managed Global Allocation")
NVIT iShares
®
Fixed Income ETF Fund ("iShares Fixed Income")
NVIT iShares
®
Global Equity ETF Fund ("iShares Global Equity")
NVIT Managed American Funds Asset Allocation Fund ("Managed American Asset Allocation")
NVIT Managed American Funds Growth-Income Fund ("Managed American Growth-Income")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of BlackRock Managed Global Allocation, Managed American Asset Allocation, and Managed American Growth-Income.
Shares of iShares Fixed Income and iShares Global Equity are held by separate accounts established by NLIC, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that each Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (including exchange traded funds ("ETFs")) (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
Each Underlying Fund held by iShares Fixed Income and iShares Global Equity is sponsored by BlackRock Fund Advisors (the
“iShares ETF Underlying Funds”).
The Funds, as applicable, currently offer Class II and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

48 - Notes to Financial Statements - December 31, 2022 - Fund of Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.”
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other unaffiliated mutual funds (including ETFs), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available at the Securities and Exchange Commission's (the
"SEC") website at www.sec.gov. In addition, the financial statements of the Underlying Funds are available on the SEC's website.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
BlackRock Managed Global Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 388,813 $ – $ – $ 388,813
Investment Company 315,194,274 – – 315,194,274
Total $ 315,583,087 $ – $ – $ 315,583,087
iShares Fixed Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 41,062,016 $ – $ – $ 41,062,016
Repurchase Agreements – 8,080,500 – 8,080,500
Total $ 41,062,016 $ 8,080,500 $ – $ 49,142,516

Fund of Funds - December 31, 2022 - Notes to Financial Statements - 49
For additional information about the unaffiliated Underlying Funds’ valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report. BlackRock Managed Global Allocation's Underlying Fund's most recent annual or semiannual report can be found at www.blackrock.com. iShares ETF Underlying Funds’ most recent annual or semiannual report to shareholders can be found at www.ishares.com. Managed American Asset Allocation's and Managed American Growth-Income's Underlying
Funds' most recent annual or semiannual report can be found at www.americanfunds.com.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, the Funds did not have overdrawn balances.
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement
iShares Global Equity
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 50,623,663 $ – $ – $ 50,623,663
Repurchase Agreement – 4,754,164 – 4,754,164
Total $ 50,623,663 $ 4,754,164 $ – $ 55,377,827
Managed American Asset Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 12,330,837 $ – $ – $ 12,330,837
Investment Companies 2,444,248,044 – – 2,444,248,044
Total $ 2,456,578,881 $ – $ – $ 2,456,578,881
Managed American Growth-Income
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 1,777,523 $ – $ – $ 1,777,523
Investment Company 603,440,062 – – 603,440,062
Total $ 605,217,585 $ – $ – $ 605,217,585
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

50 - Notes to Financial Statements - December 31, 2022 - Fund of Funds
price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2022:
BlackRock Managed Global Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 388,813
Total $ 388,813
Managed American Asset Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 12,330,837
Total $ 12,330,837
Managed American Growth-Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,777,523
Total $ 1,777,523
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
BlackRock Managed Global Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,781,751
Total $ 1,781,751

Fund of Funds - December 31, 2022 - Notes to Financial Statements - 51
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of December 31, 2022, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(d) Securities Lending
During the year ended December 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
Managed American Asset Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 49,185,511
Total $ 49,185,511
Managed American Growth-Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 2,519,569
Total $ 2,519,569
BlackRock Managed Global Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,000,993
Total $ 1,000,993
Managed American Asset Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 17,767,285
Total $ 17,767,285
Managed American Growth-Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 2,267,033
Total $ 2,267,033
BlackRock Managed Global Allocation
Futures Contracts:
Average Notional Balance Short $ 38,756,731
Managed American Asset Allocation
Futures Contracts:
Average Notional Balance Short $ 547,065,885
Managed American Growth-Income
Futures Contracts:
Average Notional Balance Short $ 124,581,528

52 - Notes to Financial Statements - December 31, 2022 - Fund of Funds
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(e) Joint Repurchase Agreements
During the year ended December 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
iShares Fixed Income $ 8,080,500
iShares Global Equity 4,754,164

Fund of Funds - December 31, 2022 - Notes to Financial Statements - 53
As of December 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
As of December 31, 2022, the joint repos on a gross basis were as follows:
Cantor Fitzgerald & Co., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $147,417,656, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 7.35%, maturing 4/1/2023 - 11/20/2072; total market value $150,294,202.
MetLife, Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $36,248,597, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 1/12/2023 - 2/15/2051; total market value $36,975,117.
iShares Fixed Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 7,880,500 $ – $ 7,880,500 $ (7,880,500) $ –
MetLife, Inc. 200,000 – 200,000 (200,000) –
Total $ 8,080,500 $ – $ 8,080,500 $ (8,080,500) $ –
iShares Global Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 4,754,164 $ – $ 4,754,164 $ (4,754,164) $ –
Total $ 4,754,164 $ – $ 4,754,164 $ (4,754,164) $ –
* As of December 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

54 - Notes to Financial Statements - December 31, 2022 - Fund of Funds
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to investments in regulated investment companies, non-taxable distributions, and consent dividends. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2022 may primarily be attributable to mark-to-market adjustments on futures and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund.
Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2022 were as follows:
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
As of December 31, 2022, the estimated maximum amounts each Fund may claim as consent dividends for 2022 are as follows:
/20
Fund Capital
Total
Distributable
Earnings (Loss)
BlackRock Managed Global Allocation $ 43,094,659 $ (43,094,659)
iShares Fixed Income (115) 115
iShares Global Equity (195) 195
Managed American Asset Allocation 18,803,497 (18,803,497)
Managed American Growth-Income 4,195,298 (4,195,298)
Fund
Ordinary Distribution
Available for
Consent Dividend
BlackRock Managed Global Allocation $ 2,032,513
iShares Fixed Income —
iShares Global Equity —
Managed American Asset Allocation 64,673,073
Managed American Growth-Income 13,803,312

Fund of Funds - December 31, 2022 - Notes to Financial Statements - 55
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving investment advisory fees of the Funds according to the following schedule until the earlier of April 30, 2023 or the Funds cease to operate as a “fund-of-funds”.
During the year ended December 31, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
BlackRock Managed Global Allocation Nationwide Asset Management, LLC (“NWAM”) (a)
iShares Fixed Income BlackRock Investment Management, LLC ("BlackRock")
iShares Global Equity BlackRock
Managed American Asset Allocation NWAM (a)
Managed American Growth-Income NWAM (a)
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
BlackRock Managed Global Allocation All assets 0.74%
iShares Fixed Income All assets 0.11%
iShares Global Equity All assets 0.11%
Managed American Asset Allocation Up to $2 billion 0.15%
$2 billion and more 0.14%
Managed American Growth-Income Up to $500 million 0.15%
$500 million and more 0.14%
Fund
Advisory Fee
Waiver
(annual rate)
BlackRock Managed Global Allocation 0.59%
Fund Amount
BlackRock Managed Global Allocation $ 2,092,487

56 - Notes to Financial Statements - December 31, 2022 - Fund of Funds
For the year ended December 31, 2022, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $169,868 during the year ended December 31, 2022.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
BlackRock Managed Global Allocation 0.74% 0.15% 0.15%
iShares Fixed Income 0.11 N/A 0.00
iShares Global Equity 0.11 N/A 0.00
Managed American Asset Allocation 0.15 N/A 0.15
Managed American Growth-Income 0.15 N/A 0.15
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
iShares Fixed Income All Classes 0.17%
iShares Global Equity All Classes 0.17
Managed American Asset Allocation All Classes 0.23
Managed American Growth-Income Class II 0.22
Fund Classes
Amount
(annual rate)
BlackRock Managed Global Allocation Class II 1.19%
Fund Classes
Amount
(annual rate)
Managed American Asset Allocation Class II 1.11%

Fund of Funds - December 31, 2022 - Notes to Financial Statements - 57
permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2022, NFM earned an aggregate of $1,098,274 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Funds' aggregate portion of such costs amounted to $16,543.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II shares of each Fund. Class Y shares do not pay a distribution fee.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2023:
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
BlackRock Managed Global Allocation $ — $ — $ — $ —
iShares Fixed Income 103,659 98,568 60,706 262,933
iShares Global Equity 103,719 98,263 59,033 261,015
Managed American Asset Allocation — — — —
Managed American Growth-Income — — — —
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Distribution
Fee Waiver
(Annual Rate)
BlackRock Managed Global Allocation 0.25%

58 - Notes to Financial Statements - December 31, 2022 - Fund of Funds
During the year ended December 31, 2022, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of each Fund.
For the year ended December 31, 2022, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2022, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended December 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, none of the Funds engaged in interfund lending.
Fund Amount
BlackRock Managed Global Allocation $ 886,644
Fund Class II
BlackRock Managed Global Allocation 0.25%
iShares Fixed Income 0.25
iShares Global Equity 0.25
Managed American Asset Allocation 0.25
Managed American Growth-Income 0.25
Fund Amount
BlackRock Managed Global Allocation $ 886,644
iShares Fixed Income 99,574
iShares Global Equity 107,504
Managed American Asset Allocation 7,100,643
Managed American Growth-Income 1,640,777

Fund of Funds - December 31, 2022 - Notes to Financial Statements - 59
5. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the iShares Fixed Income and iShares Global Equity invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.
In addition, information about the risks of an investment in each Underlying Fund may be found in such Underlying Fund’s annual or semiannual report to shareholders, which is available at www.ishares.com for iShares Fixed Income and iShares Global Equity
or at the SEC's website at www.sec.gov. Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such Underlying Fund’s annual or semiannual report to shareholders.
BlackRock Managed Global Allocation, Managed American Asset Allocation and Managed American Growth-Income each concentrates its investments primarily in a single Underlying Fund. Therefore, each Fund has the same principal risks as the
Underlying Fund. Information about each Underlying Fund’s risks may be found in such Underlying Fund’s annual or semiannual report to shareholders which can be found at www.blackrock.com for BlackRock Managed Global Allocation and www.
americanfunds.com for Managed American Asset Allocation and Managed American Growth-Income or at the SEC's website at
www.sec.gov. The relative concentration in each Underlying Fund also may affect the direct performance of each Fund, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Purchases
*
Sales
BlackRock Managed Global Allocation $ 23,907,789 $ 21,285,579
iShares Fixed Income 9,894,625 6,184,169
iShares Global Equity 16,199,663 6,681,462
Managed American Asset Allocation 639,898,573 489,157,538
Managed American Growth-Income 114,145,463 34,537,472
* Purchases include reinvestments of income and realized gain distributions, as applicable.

60 - Notes to Financial Statements - December 31, 2022 - Fund of Funds
9. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
BlackRock Managed Global Allocation $ – $ – $ – $ – $ –
iShares Fixed Income 772,746 – 772,746 – 772,746
iShares Global Equity 831,802 6 831,808 – 831,808
Managed American Asset Allocation – 653,510,245 653,510,245 – 653,510,245
Managed American Growth-Income – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
BlackRock Managed Global Allocation $ 13,685,713 $ – $ 13,685,713 $ – $ 13,685,713
iShares Fixed Income 405,002 10,251 415,253 – 415,253
iShares Global Equity 598,982 – 598,982 – 598,982
Managed American Asset Allocation – – – – –
Managed American Growth-Income 1,384,021 – 1,384,021 – 1,384,021
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
BlackRock Managed Global
Allocation $ 2,032,514 $ – $ 2,032,514 $ – $ (3,189,345) $ (39,999,372) $ (41,156,203)
iShares Fixed Income 4,281 – 4,281 – (151,770) (7,527,367) (7,674,856)
iShares Global Equity 8,238 – 8,238 – (28,304) (2,378,608) (2,398,674)
Managed American Asset Allocation 64,673,073 219,286,277 283,959,350 – – (786,753,368) (502,794,018)
Managed American Growth-Income 13,803,312 47,135,644 60,938,956 – – 18,679,671 79,618,627
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
BlackRock Managed Global Allocation $ 355,582,459 $ 309,776 $ (40,309,148) $ (39,999,372)
iShares Fixed Income 56,669,883 14,896 (7,542,263) (7,527,367)
iShares Global Equity 57,756,435 2,099,920 (4,478,528) (2,378,608)
Managed American Asset Allocation 3,243,332,249 11,060,236 (797,813,604) (786,753,368)
Managed American Growth-Income 586,537,914 18,679,671 – 18,679,671

Fund of Funds - December 31, 2022 - Notes to Financial Statements - 61
As of December 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
During the year ended December 31, 2022, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
10. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
BlackRock Managed Global Allocation $ (3,189,345)
iShares Fixed Income (151,770)
iShares Global Equity (28,304)
Fund Utilized
BlackRock Managed Global Allocation $ 1,501,003
Managed American Growth-Income 7,054,073

62 - Report of Independent Registered Public Accounting Firm - December 31, 2022 - Fund of Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT BlackRock Managed
Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT Managed
American Funds Asset Allocation Fund and NVIT Managed American Funds Growth-Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of BlackRock
NVIT Managed Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT
Managed American Funds Asset Allocation Fund and NVIT Managed American Funds Growth-Income Fund (five of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Fund of Funds - December 31, 2022 (Unaudited) - Supplemental Information - 63
NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT Blackrock Equity Dividend Fund
NVIT BlackRock Managed Global Allocation Fund
NVIT BNY Mellon Core Plus Bond Fund
(formerly, NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund
(formerly, NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
(formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund
(formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT NS Partners International Focused Growth Fund
(formerly, NVIT AllianzGI International Growth Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

64 - Supplemental Information - December 31, 2022 (Unaudited) - Fund of Funds
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.

Fund of Funds - December 31, 2022 (Unaudited) - Supplemental Information - 65
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that NVIT Allspring Discovery Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon Dynamic
U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT DoubleLine Total Return Tactical Fund , NVIT
Emerging Markets Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT
GS Small Cap Equity Insights Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT J.P.
Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P.
Morgan Mozaic
SM
Multi-Asset Fund, NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan US Technology Leaders Fund, NVIT
Jacobs Levy Large Cap Growth Fund, NVIT NS Partners International Focused Growth Fund, NVIT Real Estate Fund, and NVIT
Short Term Bond Fund, were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians (or, in the case of the total expense ratio of NVIT Jacobs Levy Large
Cap Growth Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median).
With respect to NVIT Amundi Multi Sector Bond Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BNY Mellon Sustainable
U.S. Equity Fund, NVIT Columbia Overseas Value Fund, NVIT Core Bond Fund, NVIT Federated High Income Bond Fund, NVIT
Government Bond Fund, NVIT GS International Equity Insights Fund, NVIT International Equity Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund, the Trustees considered that, although each
Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-
12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of NVIT
Columbia Overseas Value Fund and NVIT Government Bond Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’
judgment, as to be inconsistent with continuation of its Advisory Agreements. With respect to NVIT International Equity Fund, the
Trustees also considered that during 2022 the Adviser had negotiated a sub-advisory fee reduction, the entire amount of which was passed on to the Fund’s shareholders, and implemented an expense limitation which would have, according to the Adviser, the effect of reducing the Fund’s total net expense ratio by 10 basis points.
For the Funds whose expense arrangements the Trustees determined to be acceptable on the bases described above, the
Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in this paragraph and the next three paragraphs, each of those Funds was shown to have experienced three-year performance for the period ended June 30, 2022 (or the one-year period with respect to NVIT Columbia Overseas Value Fund, which did not have three years of qualifying performance due to a merger, and NVIT GS Emerging Markets Equity Insights Fund, which commenced operations in 2020, or the two-year period with respect to NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity
Insights Fund, NVIT GS Small Cap Equity Insights Fund, and NVIT J.P. Morgan U.S. Equity Fund, each of which commenced operations in 2019) at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap
Growth Fund, and NVIT J.P. Morgan US Technology Leaders Fund, the Trustees considered that the Funds had been organized in 2022 and did not yet have three years of performance.
With respect to NVIT AQR Large Cap Defensive Style Fund and NVIT Core Bond Fund, the Trustees noted that each Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for
NVIT AQR Large Cap Defensive Style Fund had improved to the first quintile of its peer group for the one-year period ended June
30, 2022, and the performance for the NVIT Core Bond Fund had improved to the second quintile for the one-year period. With respect to NVIT DoubleLine Total Return Tactical Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for the Fund had improved to the third quintile and above the median of its peer group for the one-year period ended June 30, 2022. With respect to NVIT J.P. Morgan
Mozaic
SM
Multi-Asset Fund, the Trustees considered that the Fund did not yet have three years of performance, and although the

66 - Supplemental Information - December 31, 2022 (Unaudited) - Fund of Funds
Fund had experienced two-year performance in the fifth quintile of its peer group, the Fund had improved to the second quintile of its peer group for the one-year period ended June 30, 2022.
The Trustees noted that, in the case of a number of Funds that experienced unfavorable performance relative to their peers, NFA had replaced, or was in the process of replacing, the Funds’ subadvisers. With respect to NVIT BNY Mellon Sustainable U.S.
Equity Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund and NVIT Short Term Bond Fund, the Trustees noted that each Fund had experienced three-year performance below median and in either the fifth and fourth quintile of its peer group and considered that the Adviser proposed and the Board approved a change in sub-adviser for each Fund at its December meeting, to be effective during the first quarter of 2023. With respect to NVIT Emerging Markets Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered that in September 2021, the Fund’s prior two subadvisers were replaced and the Fund had improved to the fourth quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT NS Partners International Focused Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that as of July 2022, the Fund’s prior subadviser was replaced and that additional time was necessary to evaluate the Fund’s performance under the new Sub-
Adviser. In each case the Trustees considered the Adviser’s view that it would be appropriate to allow time to pass under the new sub-advisers before evaluating the Funds’ performance records following the changes.
With respect to NVIT Allspring Discovery Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s growth-oriented investment style that was not in favor during the period and the impact of the rise in interest rates on the Fund’s holdings. The Adviser stated that it would continue to monitor the Fund’s performance closely.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both their expenses and performance records. With respect to NVIT BlackRock Managed Global Allocation Fund, the Trustees noted that, although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group, the Fund was shown to pay actual management fees at a level equal to its peer group median. The Trustees noted that the Fund had experienced three-
year performance below its peer group median in the fourth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including market conditions in certain recent periods, but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to NVIT BlackRock Equity Dividend Fund, the Trustees noted that, although the Fund’s total expense ratio (including
12b-1/non-12b-1 fees) was in the fifth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the Fund compared to peers, the Fund was shown to pay actual management fees at a level lower than its peer group median. The Trustees noted the Adviser’s statement that, although the Fund had experienced three-year performance in the fourth quintile of its peer group, the Fund outperformed its benchmark for the three-year period ended June 30, 2022 and its longer-term performance record has been more favorable compared to peers. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Government Money Market Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was also in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of the Fund’s three-year investment performance, during a period of generally historically low short-term interest rates, shown to be within the third quintile of its peer group (equal to the median). The Trustees also considered the voluntary waivers put in place by Adviser to maintain the
Fund’s $1.00 net asset value for calendar year 2021 and the first half of 2022. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Managed American Funds Growth & Income Fund, the Trustees considered that, although the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median, due in substantial part to the rule
12b-1 and administrative services paid by the fund’s Class II shares, the Fund was shown to pay actual management fees at a

Fund of Funds - December 31, 2022 (Unaudited) - Supplemental Information - 67
level below the median of the Fund’s peer group. They noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees also took into account Management’s statement that many investors make an active choice to invest in the Fund in light of the fact that it invests a majority of its portfolio in an underlying American Fund. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to NVIT U.S. 130/30 Fund, the Trustees considered that the Fund did not have three years of performance and there were not enough peers available for a quintile ranking for performance. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was also in the fourth quintile of its peer group. The Trustees considered that, although the
Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of favorable performance relative to the Fund’s peers for the period since its inception in October 2019.The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT
Blackrock Managed Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT
J.P. Morgan Mozaic
SM
Multi-Asset Fund, and NVIT J.P. Morgan U.S. Equity Fund, is subject to contractual advisory fee breakpoints.
The Trustees determined to continue to monitor the fees paid by the Funds without breakpoints to determine whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Other Federal Tax Information
For the year ended December 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2022, the foreign source income for each Fund was as follows:
Fund
Dividends Received
Deduction
BlackRock Managed Global Allocation 2.58%
iShares Fixed Income –
iShares Global Equity 50.64
Managed American Asset Allocation 39.49
Managed American Growth-Income 67.65
Fund Amount
BlackRock Managed Global Allocation $ –
iShares Fixed Income –
iShares Global Equity 6
Managed American Asset Allocation 653,510,245
Managed American Growth-Income –

68 - Supplemental Information - December 31, 2022 (Unaudited) - Fund of Funds
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2022, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
BlackRock Managed Global Allocation $ – $ –
iShares Fixed Income – –
iShares Global Equity 111,283 0.0292
Managed American Asset Allocation – –
Managed American Growth-Income – –
Fund Amount Per Share
BlackRock Managed Global Allocation $ – $ –
iShares Fixed Income – –
iShares Global Equity 11,891 0.0031
Managed American Asset Allocation – –
Managed American Growth-Income – –

Fund of Funds - December 31, 2022 - Management Information - 69
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

70 - Management Information - December 31, 2022 - Fund of Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Fund of Funds - December 31, 2022 - Management Information - 71
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

72 - Market Index Definitions - December 31, 2022 - Fund of Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Fund of Funds - December 31, 2022 - Market Index Definitions - 73
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

74 - Market Index Definitions - December 31, 2022 - Fund of Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Fund of Funds - December 31, 2022 - Market Index Definitions - 75
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

76 - Market Index Definitions - December 31, 2022 - Fund of Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-FOF (2-23)

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
Mozaic Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Consolidated Fund Commentary 4
Consolidated Shareholder Expense Example 9
Consolidated Statement of Investments 10
Consolidated Statement of Assets and Liabilities 12
Consolidated Statement of Operations 14
Consolidated Statement of Changes in Net Assets 15
Consolidated Financial Highlights 16
Notes to Consolidated Financial Statements 17
Report of Independent Registered Public Accounting Firm 29
Supplemental Information 30
Management Information 35
Market Index Definitions 38

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Consolidated Fund Commentary - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
For the annual period ended December 31, 2022, the NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund Class II returned -16.04%
versus -14.67% for its benchmark, the J.P. Morgan Mozaic
SM
Index Series F. For broader comparison, the return for the Fund's closest Morningstar peer category, Systematic Trend (consisting of 3 investments as of December 31, 2022), was -15.64% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
2022 was one of the most challenging years on record for a traditional investor, with equity and fixed income markets both suffering from the battle against record-high inflation. Global equities were down by -18% in their worst year since the Great Financial Crisis, while the Bloomberg U.S. Aggregate Bond Index fell -13% in its worst year since the inception in 1976, as Central Banks raised interest rates at a rapid pace. Commodity markets served as one of the few areas of respite for investors. With several commodity markets rallying on the back of the Russia-Ukraine conflict, however, a few commodity markets suffered from reversals and gave back the gains from earlier in the year.
Fixed income markets were the largest detractor markets to performance in aggregate over the year. Both the fixed income and equity exposures suffered amid one of the most challenging market environments on record; the losses were more than offsetting gains from the exposure to commodity markets.
Losses were spread across nearly all equity and fixed income markets traded over the course of the year. The Fund’s strategy invested in and lost money in each of the six fixed income markets that are part of its opportunity set, and five of the six potential equity markets (with a position taken in FTSE 100 futures the sole contributor investment amongst all equity and fixed income markets traded).
Commodity exposures did help buffer losses from equity and fixed income markets, with energy commodities contributing; however, gains were stronger in early 2022, and many commodity markets gave back the gains later in the year.
The strategy’s stop-loss trigger was enacted in June 2022, with the strategy selling out of its equity, fixed income, and commodity market positions over the middle of the month in response to aggregate index losses, before rebuilding exposures toward the end of the month. While the impact of the stop-loss trigger was beneficial at its onset, gains were given back and ultimately became losses as equity and fixed income markets recovered before the strategy was able to fully re-build its positioning.
The tables below highlight the top five detractor securities and top five contributor securities to the Fund’s total return.
The strategy is designed to gain access to its Index constituents through futures markets, and as such derivatives usage explains most of the strategy’s performance.
The strategy enters 2023 with positioning balanced across equity, fixed income, and commodity markets, with the strategy’s trend models finding favored markets within each asset class.
There were no liquidity events that had a material impact on the Fund’s performance.
Detractors by Security
Security Name Period Return (%)
1
Portfolio Impact (bps) Explanation of Performance
US Long Bond futures -25.9 -353
Long trend/ Diversification requirement
detracted
S&P 500 futures -28.6 -276 Long trend detracted
Euro Bund futures -10.1 -222
Long trend/ Diversification requirement
detracted
DAX futures -25.8 -212 Long trend detracted
Long Gilt futures -10.7 -192 Long trend detracted
1
Period return was calculated using the Bloomberg generic future contract
Contributors by Security
Security Name Period Return (%)
1
Portfolio Impact (bps) Explanation of Performance
Crude oil futures 35.6 100 Long trend benefited
Natural gas futures 20.0 72 Long trend benefited
Nickel futures 28.3 35 Long trend benefited
Gas oil futures 81.5 30 Long trend benefited
Heat oil futures 90.2 20 Long trend benefited
1
Period return was calculated using the Bloomberg generic future contract

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Consolidated Fund Commentary - 5
Sub-adviser:
J.P. Morgan Asset Management
Portfolio Managers:
Yazann Romahi, Joe Staines, Steven Wu, and Kartik Aiyar
The Fund seeks to track the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. By investing in a Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-
related instruments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile), commodities (which are considered highly volatile and speculative and can lose a significant portion of their value) and futures contracts (prices are more volatile than stocks and bonds and fluctuations in value can cause large losses to the Fund). The Fund may invest in other investment companies.
Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the other investment companies. The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies: i) are usually less stable in price and less liquid than larger, more-established companies; ii) are more vulnerable than larger companies to adverse business and economic developments; and iii) may have more-limited resources. The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in sovereign debt (a governmental entity may delay or refuse to pay interest or repay principal). The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The
Fund is subject to liquidity risk (the Fund may be more volatile than other mutual funds) and cash position risk (the Fund may miss investment opportunities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The J.P. Morgan Mozaic
SM
Index (Series F) (“Index”) has been licensed to Nationwide Fund Advisors (the “Licensee”) for the
Licensee’s benefit. Neither the Licensee nor the NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund (the “Product”) is sponsored,
operated, endorsed, recommended, sold, or promoted by J.P. Morgan Securities LLC (“JPMS”) or any of its affiliates (other than
J.P. Morgan Investment Management, in its capacity as the Sub-Adviser to the Product) (together and individually, “JPMorgan”).
JPMorgan makes no representation and gives no warranty, express or implied, to contract owners taking exposure to the Product.
Such persons should seek appropriate professional advice before making any investment. The Index has been designed and is compiled, calculated, maintained, and sponsored by JPMS without regard to the Licensee, the Product, or any contract owner. JPMorgan is under no obligation to continue compiling, calculating, maintaining, or sponsoring the Index. JPMorgan may independently issue or sponsor other indices or products that are similar to and may compete with the Index and the Product.
JPMorgan may also transact in assets referenced in the Index (or in financial instruments such as derivatives that reference those assets). These activities could have a positive or negative effect on the value of the Index and the Product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6 - Consolidated Fund Commentary - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Asset Allocation
1
Foreign Government Securities 20.1%
Corporate Bonds 8.0%
Supranational 4.0%
Futures Contracts (1.5)%
Other assets in excess of liabilities
§
69.4%
100.0%
Top Industries
2
Capital Markets 12.5%
Diversified Financial Services 12.5%
Other Industries 75.0%
100.0%
Top Holdings
2
Kuntarahoitus OYJ, 2.88%, 3/7/2023 12.6%
Tokyo Metropolitan Government, 3.25%, 6/1/2023 12.6%
OMERS Finance Trust, 1.13%, 4/14/2023 12.5%
Svensk Exportkredit AB, 0.75%, 4/6/2023 12.5%
BNG Bank NV, 0.75%, 4/17/2023 12.5%
Corp. Andina de Fomento, 3.75%, 11/23/2023 12.5%
Erste Abwicklungsanstalt, 0.50%, 6/2/2023 12.4%
Japan Finance Organization for Municipalities,
2.13%, 10/25/2023 12.4%
100.0%
Top Countries
2
Japan 24.9%
Finland 12.6%
Canada 12.6%
Sweden 12.5%
Netherlands 12.5%
Germany 12.4%
Other Countries 12.5%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Consolidated Fund Commentary - 7
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class II (16.04)% (3.00)% (3.04)% 10/4/2019
Class Y (15.64)% (2.57)% (2.60)% 10/4/2019
J.P. Morgan Mozaic
SM
Index (Series F) (14.67)% (1.97) % (1.42)%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 2.11% 0.93%
Class Y 1.61% 0.43%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

8 - Consolidated Fund Commentary - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund from inception
through 12/31/22 versus the J.P. Morgan Mozaic
SM
Index (Series F) for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Consolidated Shareholder Expense Example - 9
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Class II Shares
Actual
(b)
1,000.00 964.90 4.61 0.93
Hypothetical
(b)(c)
1,000.00 1,020.52 4.74 0.93
Class Y Shares
Actual
(b)
1,000.00 967.60 2.23 0.45
Hypothetical
(b)(c)
1,000.00 1,022.94 2.29 0.45
(a) The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

10 - Consolidated Statement of Investments - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
N
Corporate Bonds 8.0%
Principal
Amount ($) Value ($)
CANADA 4.0%
Capital Markets 4.0%
OMERS Finance Trust,
1.13%, 4/14/2023(a) 1,400,000 1,386,516
NETHERLANDS 4.0%
Diversified Financial Services 4.0%
BNG Bank NV, Reg. S,
0.75%, 4/17/2023 1,400,000 1,384,724
Total Corporate Bonds
(cost $2,773,393) 2,771,240
Foreign Government Securities 20.1%
FINLAND 4.0%
Kuntarahoitus OYJ
2.88%, 3/7/2023 (a) 1,400,000 1,395,758
GERMANY 4.0%
Erste Abwicklungsanstalt,
Reg. S, 0.50%, 6/2/2023 1,400,000 1,375,236
JAPAN 8.1%
Japan Finance
Organization for
Municipalities, 2.13%,
10/25/2023 (a) 1,400,000 1,366,342
Tokyo Metropolitan
Government, Reg. S,
3.25%, 6/1/2023 1,400,000 1,388,254
2,754,596
Foreign Government Securities
Principal
Amount ($) Value ($)
SWEDEN 4.0%
Svensk Exportkredit AB,
0.75%, 4/6/2023 1,400,000 1,385,978
Total Foreign Government Securities
(cost $6,937,125) 6,911,568
Supranational 4.0%
Corp. Andina de Fomento,
3.75%, 11/23/2023 1,400,000 1,377,843
Total Supranational
(cost $1,395,678) 1,377,843
Total Investments
(cost $11,106,196) — 32.1% 11,060,651
Other assets in excess of liabilities — 67.9% 23,443,165
NET ASSETS — 100.0%
$ 34,503,816
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $4,148,616 which represents 12.02% of net assets.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Consolidated Statement of Investments - 11
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
LME Aluminum Base Metal 8 1/2023 USD 469,902 7,091
LME Nickel Base Metal 3 1/2023 USD 538,218 127,718
LME Zinc Base Metal 5 1/2023 USD 373,781 140
E-Mini Crude Oil 10 2/2023 USD 402,250 38,849
Micro Gold 116 2/2023 USD 2,118,392 33,822
Natural Gas 6 2/2023 USD 246,240 (88,474)
NY Harbor ULSD 1 2/2023 USD 133,526 16,445
RBOB Gasoline 1 2/2023 USD 104,089 16,268
Australia 10 Year Bond 52 3/2023 AUD 4,095,609 (237,551)
FTSE 100 Index 31 3/2023 GBP 2,798,066 (1,472)
Low Sulphur Gasoil 1 3/2023 USD 88,250 7,999
Mini-DAX Index 27 3/2023 EUR 2,021,416 (60,060)
Russell 2000 E-Mini Index 18 3/2023 USD 1,593,810 (56,828)
S&P 500 Micro E-Mini Index 96 3/2023 USD 1,853,280 (66,917)
Silver 6 3/2023 USD 721,200 40,534
TOPIX Index 17 3/2023 JPY 2,450,130 (97,330)
U.S. Treasury 10 Year Note 48 3/2023 USD 5,390,251 (29,351)
Total long contracts (349,117)
Short Contracts
LME Aluminum Base Metal (8) 1/2023 USD (469,902) (11,327)
LME Nickel Base Metal (3) 1/2023 USD (538,218) (116,560)
LME Zinc Base Metal (5) 1/2023 USD (373,781) (23,660)
Total short contracts (151,547)
Net contracts (500,664)
As of December 31, 2022, the Fund had $1,165,145 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
The accompanying notes are an integral part of these consolidated financial statements.

12 - Consolidated Statement of Assets and Liabilities - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
Assets:
Investment securities, at value $ 11,060,651
Cash 21,988,463
Deposits with broker for futures contracts 1,131,765
Foreign currencies, at value 351,661
Interest and dividends receivable 105,894
Receivable for capital shares issued 6,625
Receivable for reimbursement from investment adviser (Note 3) 70,907
Prepaid expenses 61
Total Assets 34,716,027
Liabilities:
Payable for capital shares redeemed 326
Payable for variation margin on futures contracts 44,530
Accrued expenses and other payables:
Investment advisory fees 9,717
Fund administration fees 76,802
Distribution fees 6,734
Administrative servicing fees 9,378
Accounting and transfer agent fees 171
Trustee fees 24
Custodian fees 1,174
Compliance program costs (Note 3) 38
Professional fees 34,525
Printing fees 21,314
Other 7,478
Total Liabilities 212,211
Net Assets $ 34,503,816
Cost of investment securities 11,106,196
Cost of foreign currencies 339,896
Represented by:
Capital $ 40,710,650
Total distributable earnings (loss) (6,206,834)
Net Assets $ 34,503,816

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Consolidated Statement of Assets and Liabilities - 13
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
Net Assets:
Class II Shares $ 31,794,740
Class Y Shares 2,709,076
Total $ 34,503,816
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 3,818,827
Class Y Shares 319,649
Total 4,138,476
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 8 .33
Class Y Shares $ 8 .48

14 - Consolidated Statement of Operations - For the Year Ended December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
INVESTMENT INCOME:
Interest income $ 527,631
Total Income 527,631
EXPENSES:
Investment advisory fees 98,278
Fund administration fees 128,774
Distribution fees Class II Shares 79,317
Administrative servicing fees Class II Shares 79,317
Professional fees 79,229
Printing fees 351
Trustee fees 14,050
Custodian fees 53
Accounting and transfer agent fees 366
Compliance program costs (Note 3) 151
Index licensing fee 35,051
Other 1,525
Total expenses before expenses reimbursed 516,462
Expenses reimbursed by adviser (Note 3) (207,069)
Net Expenses 309,393
NET INVESTMENT INCOME 218,238
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Expiration or closing of futures contracts (Note 2) (5,445,821)
Foreign currency transactions (Note 2) (37,672)
Net realized gains (losses) (5,483,493)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (41,875)
Futures contracts (Note 2) (855,057)
Translation of assets and liabilities denominated in foreign currencies (Note 2) 5,786
Net change in unrealized appreciation/depreciation (891,146)
Net realized/unrealized gains (losses) (6,374,639)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (6,156,401)

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Consolidated Statement of Changes in Net Assets - 15
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ 218,238 $ (181,977)
Net realized gains (losses) (5,483,493) 2,073,118
Net change in unrealized appreciation/depreciation (891,146) 18,599
Change in net assets resulting from operations (6,156,401) 1,909,740
Distributions to Shareholders From:
Distributable earnings:
Class II (534,307) (1,687,699)
Class Y (54,688) (207,924)
Change in net assets from shareholder distributions (588,995) (1,895,623)
Change in net assets from capital transactions 7,673,110 16,663,266
Change in net assets 927,714 16,677,383
Net Assets:
Beginning of year 33,576,102 16,898,719
End of year $ 34,503,816 $ 33,576,102
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 11,316,356 $ 18,851,464
Dividends reinvested 534,307 1,687,699
Cost of shares redeemed (3,906,961) (6,513,592)
Total Class II Shares 7,943,702 14,025,571
Class Y Shares
Proceeds from shares issued 627,423 2,680,701
Dividends reinvested 54,688 207,924
Cost of shares redeemed (952,703) (250,930)
Total Class Y Shares (270,592) 2,637,695
Change in net assets from capital transactions $ 7,673,110 $ 16,663,266
SHARE TRANSACTIONS:
Class II Shares
Issued 1,235,299 1,826,366
Reinvested 62,712 169,241
Redeemed (445,320) (614,036)
Total Class II Shares 852,691 1,381,571
Class Y Shares
Issued 65,917 255,684
Reinvested 6,315 20,576
Redeemed (109,848) (23,753)
Total Class Y Shares (37,616) 252,507
Total change in shares 815,075 1,634,078

16 - Consolidated Financial Highlights - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2022 $ 10.09 $ 0.05 $ (1.67) $ (1.62) $ — $ (0.14) $ (0.14) $ 8.33 (16.04)% $ 31,795 0.93% 0.59% 1.52% 91.17%
12/31/2021 10.00 (0.08) 0.78 0.70 (0.24) (0.37) (0.61) 10.09 7.07% 29,926 0.85% (0.73)% 1.98% 0.00%
12/31/2020 9.94 (0.04) 0.15 0.11 (0.02) (0.03) (0.05) 10.00 1.10%(g) 15,842 0.93% (0.43)% 4.02% 0.00%
12/31/2019(h) 10.00 0.02 (0.06) (0.04) (0.02) — (0.02) 9.94 (0.45)%(g) 6,038 0.93% 0.77% 9.05% 0.00%
Class Y Shares
12/31/2022 10.22 0.09 (1.69) (1.60) — (0.14) (0.14) 8.48 (15.64)% 2,709 0.44% 0.96% 1.02% 91.17%
12/31/2021 10.08 (0.03) 0.79 0.76 (0.25) (0.37) (0.62) 10.22 7.62% 3,650 0.43% (0.30)% 1.52% 0.00%
12/31/2020 9.97 (0.01) 0.15 0.14 — (0.03) (0.03) 10.08 1.44%(g) 1,056 0.43% (0.12)% 3.09% 0.00%
12/31/2019(h) 10.00 0.03 (0.06) (0.03) — — — 9.97 (0.30)%(g) 5 0.43% 1.26% 8.33% 0.00%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from October 7, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 4, 2019 through December 31, 2019.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Notes to Consolidated Financial Statements - 17
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT J.P. Morgan Mozaic
SM
 Multi-Asset Fund ("Mozaic Multi-Asset" or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies.
The Fund currently offers Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
Basis of Consolidation.  The accompanying consolidated financial statements of the Fund include the account of NW Securities
Fund (the “Subsidiary”), which is a wholly-owned and controlled subsidiary of the Fund and primarily invests in commodity-related instruments, such as futures contracts. The Subsidiary also may buy short-term fixed income securities or hold cash to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary is not registered as an investment company under the 1940 act and may invest without limitation in commodity-related instruments.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC
946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

18 - Notes to Consolidated Financial Statements - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Notes to Consolidated Financial Statements - 19
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of December 31, 2022. Please refer to the Consolidated Statement of Investments for additional information on portfolio holdings.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, the Fund did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Consolidated Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
(d) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies
Mozaic Multi-Asset
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 2,771,240 $ – $ 2,771,240
Foreign Government Securities – 6,911,568 – 6,911,568
Futures Contracts# 288,866 – – 288,866
Supranational – 1,377,843 – 1,377,843
Total Assets $ 288,866 $ 11,060,651 $ – $ 11,349,517
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (789,530) $ – $ – $ (789,530)
Total Liabilities $ (789,530) $ – $ – $ (789,530)
Total $ (500,664) $ 11,060,651 $ – $ 10,559,987
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

20 - Notes to Consolidated Financial Statements - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Fund's futures contracts are reflected in the Consolidated Statement of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Consolidated Statement of Investments and in the Consolidated Statement
of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
Mozaic Multi-Asset
Assets: Consolidated Statement of Assets and Liabilities Fair Value
Futures Contracts#
Commodity risk Receivable/payable for variation margin on futures contracts $ 288,866
Total $ 288,866
Liabilities:
Futures Contracts#
Commodity risk Receivable/payable for variation margin on futures contracts $ (240,021)
Equity risk Receivable/payable for variation margin on futures contracts (282,607)
Interest rate risk Receivable/payable for variation margin on futures contracts (266,902)
Total $ (789,530)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Consolidated Statement of Asset and Liabilities.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Notes to Consolidated Financial Statements - 21
The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Year Ended December 31, 2022:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statement of Operations for
the Year Ended December 31, 2022:
The following is a summary of the Fund's average volume of derivative instruments held during the year ended December 31,
2022:
The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. As of December 31, 2022, the Fund has entered into futures contracts. The futures contracts agreement does not provide for a netting arrangement.
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Consolidated Statement of Operations.
Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to foreign currency gain/loss and Cayman subsidiary taxable income. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.
The temporary differences as of December 31, 2022 may primarily be attributable to market-to-market adjustments on futures.
These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Mozaic Multi-Asset
Realized Gains (Losses): Total
Futures Contracts
Commodity risk $ 375,803
Equity risk (2,183,111)
Interest rate risk (3,638,513)
Total $ (5,445,821)
Mozaic Multi-Asset
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Commodity risk $ (27,429)
Equity risk (543,992)
Interest rate risk (283,636)
Total $ (855,057)
Mozaic Multi-Asset
Futures Contracts:
Average Notional Balance Long $ 35,353,336
Average Notional Balance Short $ 1,319,689

22 - Notes to Consolidated Financial Statements - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Reclassifications for the year ended December 31, 2022 were as follows:
(g) Federal Income Taxes
The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if applicable, returns in various foreign jurisdictions in which it invests.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Fund’s investment in its Subsidiary is intended to provide additional exposure to commodities while allowing the Fund to satisfy the requirements applicable to a RIC. The Subsidiary, which has a November 30 year end for income tax purposes, is a controlled foreign corporation under the Code. As a U.S. shareholder of a controlled foreign corporation, the Fund will include in its taxable income its share of the Subsidiary’s current earnings and profits (including future realized gains). Any deficit generated by the Subsidiary will be disregarded for purposes of computing the Fund’s taxable income in the current period and also disregarded for all future periods.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected
J.P. Morgan Investment Management Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended December 31, 2022, the Fund paid investment advisory fees to NFA according to the following schedule.
Fund Capital
Total
Distributable
Earnings (Loss)
Mozaic Multi-Asset $ (233,907) $ 233,907
Fee Schedule
Advisory Fee
(annual rate)
All assets 0.28%

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Notes to Consolidated Financial Statements - 23
For the year ended December 31, 2022, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund's operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed
$100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2022, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has
entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2022, NFM earned $128,774 in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Mozaic Multi-Asset 0.28% 0.00%
Classes
Amount
(annual rate)
All Classes 0.43%
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
Mozaic Multi-Asset $ 330,037 $ 297,177 $ 207,069 $ 834,283
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

24 - Notes to Consolidated Financial Statements - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Fund’s portion of such costs amounted to $151.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the
Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of the Fund.
For the year ended December 31, 2022, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2022, the Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended December 31, 2022, the Fund had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, the Fund did not engage in interfund lending.
Fund Class II
Mozaic Multi-Asset 0.25%
Fund Amount
Mozaic Multi-Asset $ 79,317

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Notes to Consolidated Financial Statements - 25
5. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and
Fund Purchases Sales
Mozaic Multi-Asset $ 2,766,144 $ 1,550,000

26 - Notes to Consolidated Financial Statements - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Notes to Consolidated Financial Statements - 27
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
9. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2022, the tax cost of investment and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
As of December 31, 2022, for federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
10. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Mozaic Multi-Asset $ 306,189 $ 282,806 $ 588,995 $ – $ 588,995
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Mozaic Multi-Asset $ 1,260,165 $ 635,458 $ 1,895,623 $ – $ 1,895,623
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Mozaic Multi-Asset $ 549,375 $ – $ 549,375 $ – $ (6,433,948) $ (322,261) $ (6,206,834)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Mozaic Multi-Asset $ 10,891,568 $ 344,650 $ (676,231) $ (331,581)
Fund Amount
Mozaic Multi-Asset $ (6,433,948)

28 - Notes to Consolidated Financial Statements - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Report of Independent Registered Public Accounting Firm - 29
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT J.P. Morgan Mozaic
SM
Multi-
Asset Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated statement of investments, of NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund and its subsidiary (one of the funds constituting Nationwide Variable
Insurance Trust, referred to hereafter as the "Fund") as of December 31, 2022, the related consolidated statement of operations for the year ended December 31, 2022, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the consolidated financial highlights for each of the three years in the period ended December 31, 2022, and for the period October 7, 2019 (commencement of operations) through December 31, 2019
(collectively referred to as the “consolidated financial statements''). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the three years in the period ended December 31, 2022 and for the period October 7, 2019 (commencement of operations) through December 31, 2019 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the
Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December
31, 2022 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

30 - Supplemental Information - December 31, 2022(Unaudited) - NVIT J.P. Morgan Mozaic Mult-Asset Fund
NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT Blackrock Equity Dividend Fund
NVIT BlackRock Managed Global Allocation Fund
NVIT BNY Mellon Core Plus Bond Fund
(formerly, NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund
(formerly, NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
(formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund
(formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT NS Partners International Focused Growth Fund
(formerly, NVIT AllianzGI International Growth Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

NVIT J.P. Morgan Mozaic Mult-Asset Fund - December 31, 2022(Unaudited) - Supplemental Information - 31
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.

32 - Supplemental Information - December 31, 2022(Unaudited) - NVIT J.P. Morgan Mozaic Mult-Asset Fund
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that NVIT Allspring Discovery Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon Dynamic U.S.
Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT DoubleLine Total Return Tactical Fund , NVIT Emerging Markets
Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT GS Small Cap Equity Insights
Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT J.P. Morgan Digital Evolution Strategy
Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund,
NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan US Technology Leaders Fund, NVIT Jacobs Levy Large Cap Growth Fund, NVIT
NS Partners International Focused Growth Fund, NVIT Real Estate Fund, and NVIT Short Term Bond Fund, were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians (or, in the case of the total expense ratio of NVIT Jacobs Levy Large Cap Growth Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median).
With respect to NVIT Amundi Multi Sector Bond Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BNY Mellon Sustainable
U.S. Equity Fund, NVIT Columbia Overseas Value Fund, NVIT Core Bond Fund, NVIT Federated High Income Bond Fund, NVIT
Government Bond Fund, NVIT GS International Equity Insights Fund, NVIT International Equity Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund, the Trustees considered that, although each
Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-
12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of NVIT
Columbia Overseas Value Fund and NVIT Government Bond Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’
judgment, as to be inconsistent with continuation of its Advisory Agreements. With respect to NVIT International Equity Fund, the
Trustees also considered that during 2022 the Adviser had negotiated a sub-advisory fee reduction, the entire amount of which was passed on to the Fund’s shareholders, and implemented an expense limitation which would have, according to the Adviser, the effect of reducing the Fund’s total net expense ratio by 10 basis points.
For the Funds whose expense arrangements the Trustees determined to be acceptable on the bases described above, the
Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in this paragraph and the next three paragraphs, each of those Funds was shown to have experienced three-year performance for the period ended June 30, 2022 (or the one-year period with respect to NVIT Columbia Overseas Value Fund, which did not have three years of qualifying performance due to a merger, and NVIT GS Emerging Markets Equity Insights Fund, which commenced operations in 2020, or the two-year period with respect to NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity
Insights Fund, NVIT GS Small Cap Equity Insights Fund, and NVIT J.P. Morgan U.S. Equity Fund, each of which commenced operations in 2019) at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap
Growth Fund, and NVIT J.P. Morgan US Technology Leaders Fund, the Trustees considered that the Funds had been organized in 2022 and did not yet have three years of performance.
With respect to NVIT AQR Large Cap Defensive Style Fund and NVIT Core Bond Fund, the Trustees noted that each Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for NVIT AQR Large Cap
Defensive Style Fund had improved to the first quintile of its peer group for the one-year period ended June 30, 2022, and the performance for the NVIT Core Bond Fund had improved to the second quintile for the one-year period. With respect to NVIT DoubleLine Total Return
Tactical Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for the Fund had improved to the third quintile and above the median of its peer group for the one-year period ended June 30, 2022. With respect to NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund, the Trustees considered that the
Fund did not yet have three years of performance, and although the Fund had experienced two-year performance in the fifth quintile of its peer group, the Fund had improved to the second quintile of its peer group for the one-year period ended June 30, 2022.

NVIT J.P. Morgan Mozaic Mult-Asset Fund - December 31, 2022(Unaudited) - Supplemental Information - 33
The Trustees noted that, in the case of a number of Funds that experienced unfavorable performance relative to their peers, NFA had replaced, or was in the process of replacing, the Funds’ subadvisers. With respect to NVIT BNY Mellon Sustainable U.S.
Equity Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund and NVIT Short Term Bond Fund, the Trustees noted that each Fund had experienced three-year performance below median and in either the fifth and fourth quintile of its peer group and considered that the Adviser proposed and the Board approved a change in sub-adviser for each Fund at its December meeting, to be effective during the first quarter of 2023. With respect to NVIT Emerging Markets Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered that in September 2021, the Fund’s prior two subadvisers were replaced and the Fund had improved to the fourth quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT NS Partners International Focused Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that as of July 2022, the Fund’s prior subadviser was replaced and that additional time was necessary to evaluate the Fund’s performance under the new Sub-
Adviser. In each case the Trustees considered the Adviser’s view that it would be appropriate to allow time to pass under the new sub-advisers before evaluating the Funds’ performance records following the changes.
With respect to NVIT Allspring Discovery Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s growth-oriented investment style that was not in favor during the period and the impact of the rise in interest rates on the Fund’s holdings. The Adviser stated that it would continue to monitor the Fund’s performance closely.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both their expenses and performance records. With respect to NVIT BlackRock Managed Global Allocation Fund, the Trustees noted that, although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group, the Fund was shown to pay actual management fees at a level equal to its peer group median. The Trustees noted that the Fund had experienced three-
year performance below its peer group median in the fourth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including market conditions in certain recent periods, but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to NVIT BlackRock Equity Dividend Fund, the Trustees noted that, although the Fund’s total expense ratio (including
12b-1/non-12b-1 fees) was in the fifth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the Fund compared to peers, the Fund was shown to pay actual management fees at a level lower than its peer group median. The Trustees noted the Adviser’s statement that, although the Fund had experienced three-year performance in the fourth quintile of its peer group, the Fund outperformed its benchmark for the three-year period ended June 30, 2022 and its longer-term performance record has been more favorable compared to peers. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Government Money Market Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was also in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of the Fund’s three-year investment performance, during a period of generally historically low short-term interest rates, shown to be within the third quintile of its peer group (equal to the median). The Trustees also considered the voluntary waivers put in place by Adviser to maintain the
Fund’s $1.00 net asset value for calendar year 2021 and the first half of 2022. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Managed American Funds Growth & Income Fund, the Trustees considered that, although the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median, due in substantial part to the rule
12b-1 and administrative services paid by the fund’s Class II shares, the Fund was shown to pay actual management fees at a level below the median of the Fund’s peer group. They noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including recent

34 - Supplemental Information - December 31, 2022(Unaudited) - NVIT J.P. Morgan Mozaic Mult-Asset Fund
market conditions, but that the overlay is performing as intended. The Trustees also took into account Management’s statement that many investors make an active choice to invest in the Fund in light of the fact that it invests a majority of its portfolio in an underlying American Fund. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to NVIT U.S. 130/30 Fund, the Trustees considered that the Fund did not have three years of performance and there were not enough peers available for a quintile ranking for performance. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was also in the fourth quintile of its peer group. The Trustees considered that, although the
Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of favorable performance relative to the Fund’s peers for the period since its inception in October 2019.The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Blackrock
Managed Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT J.P. Morgan
Mozaic
SM
Multi-Asset Fund, and NVIT J.P. Morgan U.S. Equity Fund, is subject to contractual advisory fee breakpoints. The Trustees determined to continue to monitor the fees paid by the Funds without breakpoints to determine whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Other Federal Tax Information
For the year ended December 31, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
The Fund designates the following amount, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund Amount
Mozaic Multi-Asset $ 282,806

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Management Information - 35
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

36 - Management Information - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Management Information - 37
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

38 - Market Index Definitions - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Market Index Definitions - 39
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

40 - Market Index Definitions - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - December 31, 2022 - Market Index Definitions - 41
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

42 - Market Index Definitions - December 31, 2022 - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-MOZ (2-23)

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
1940 Act Funds
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT U.S. 130/30 Equity Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Examples 24
Statements of Investments 26
Statements of Assets and Liabilities 64
Statements of Operations 68
Statements of Changes in Net Assets 70
Financial Highlights 74
Notes to Financial Statements 79
Report of Independent Registered Public Accounting Firm 98
Supplemental Information 99
Management Information 105
Market Index Definitions 108

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Fund Commentary - December 31, 2022 - NVIT GS Emerging Markets Equity Insights Fund
For the annual period ended December 31, 2022, the NVIT GS Emerging Markets Equity Insights Fund Class Y returned -18.86%
versus -20.09% for its benchmark, the MSCI
®
Emerging Markets Index - Net Return. For broader comparison, the return for the
Fund's closest Morningstar
®
peer category, Diversified Emerging Mkts (consisting of 79 investments as of December 31, 2022), was -22.25% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the
Average Annual Total Return chart in this report's Fund Performance section.
While most regions posted negative returns over the year, Brazilian equity markets rose significantly in 2022. Brazilian companies benefitted from the sustained increases in commodity prices and increased political stability. On the other hand, Chinese equities fell sharply due to the increasing regulations around some of the most prominent companies in the country. This was further exacerbated by the prolonged zero-COVID policy that was only recently relaxed.
Indian equities were similarly down on the year, but showed more resilience relative to other emerging markets, contributed by a strong domestic economy and domestic flows. Korean and Taiwanese equity markets also detracted significantly due to increased geopolitical tensions in their respective regions, which weighed on the outlook of both nations and increased selling pressure.
Among our investment themes, signals within our Themes and Trends pillar contributed most positively to relative returns, followed by our suite of signals within Fundamental Mispricings* pillar, High-Quality Business Models, and Sentiment Analysis. Within
Themes and Trends, our Industry Momentum factors performed significantly well. These factors aim to identify trending industries that have exhibited strong historical performance. Meanwhile, our signals gauging Relative Valuation within the Fundamental
Mispricings pillar helped our performance meaningfully. Additionally, within High-Quality Business Models, our factors evaluating
Financial Quality added to the relative returns of the portfolio. Finally, our Analyst & Management Sentiment related signals helped the performance of our Sentiment Analysis** pillar.
Among sectors, our holdings within the Energy sector contributed the most to relative performance, with our underweight position within the Oil, Gas and Consumable Fuels industry contributing particularly strong. On the downside, holdings within the Materials sector detracted the most from excess returns, where our underweight position within the Metals and Mining industry hurt the performance.
At an individual stock level, our overweight position in ITC Ltd, held primarily due to our views around Themes and Trends related factors, performed well. Conversely, our overweight position in FirstRand Ltd, held primarily due to our views on Sentiment
Analysis related factors did not do well.
The largest contributors to the Fund’s performance are Gazprom PJSC, Bharat Electronics Ltd, and ITC Ltd. Our underweight position in Gazprom helped performance, particularly due to contributions from our High-Quality Business Model pillar. Our overweight position in Bharat Electronics helped performance, particularly due to contributions from our High-Quality Business
Model pillar. Our overweight position in ITC helped performance, particularly due to contributions from our Themes and Trends pillar.
The largest detractors to the performance are Petroleo Brasileiro SA, Severstal PAO, and Novolipetsk Steel PJSC. Our underweight position in Petroleo detracted from performance, particularly due to challenges from our High-Quality Business Model pillar. Our overweight position in Severstal detracted from performance, particularly due to challenges from our Themes and Trends pillar.
Our overweight position in Novolipetsk detracted from performance, particularly due to challenges from our Themes and Trends pillar.
Among countries, our position in India contributed the most to relative performance. Meanwhile, our position in South Africa detracted during the period.
We may use derivatives (equity index futures), only for hedging purposes including for the equitization of cash positions in the portfolio.
There were no liquidity events throughout the period that had a significant impact on performance.
Subadviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Dennis Walsh; Osman Ali, CFA; Len Ioffe, CFA; and Takashi Suwabe

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2022 - Fund Commentary - 5
* Fundamental mispricing is when the market price of a security can differ from its fundamental value due to a financial crises or a current event in the economy. These shifts can give rise to arbitration opportunities, where security is bought in one market and sold simultaneously in another market at a higher price.
** Sentiment analysis, also referred to as opinion mining, is an approach to natural language processing, which identifies emotional tone behind a body of text. This is a popular way to determine and categorize opinions about a product, service, or idea. It uses data mining, machine learning and artificial intelligence to mine text for sentiment and subjective information.
The Fund is subject to the risks of investing in equity securities, including mid-cap companies. Smaller companies involve greater risk than larger, more established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund’s investment strategy may involve high portfolio turnover, which may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders. The Fund may experience adverse effects when certain large shareholders, such as other mutual funds, purchase or redeem large amounts of shares of a Fund. These transactions may increase transaction costs to the Fund and lead to an increase in the Fund’s expense ratio. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.3%
Repurchase Agreements 0.4%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.3%
100.0%
Top Industries
2
Banks 16.7%
Semiconductors & Semiconductor Equipment 9.3%
Internet & Direct Marketing Retail 8.0%
Metals & Mining 5.3%
Interactive Media & Services 4.8%
Insurance 4.3%
Electronic Equipment, Instruments & Components 4.1%
Oil, Gas & Consumable Fuels 3.9%
Technology Hardware, Storage & Peripherals 3.5%
Beverages 3.4%
Other Industries
#
36.7%
100.0%
Top Holdings
2
Taiwan Semiconductor Manufacturing Co. Ltd. 6.4%
Tencent Holdings Ltd. 4.5%
Alibaba Group Holding Ltd. 3.0%
Samsung Electronics Co. Ltd. 2.2%
JD.com, Inc., Class A 1.6%
China Construction Bank Corp., Class H 1.6%
Meituan, Class B 1.5%
KB Financial Group, Inc. 1.4%
ITC Ltd. 1.4%
NetEase, Inc. 1.3%
Other Holdings
#
75.1%
100.0%
Top Countries
2
China 32.1%
South Korea 14.1%
Taiwan 14.0%
India 13.4%
Brazil 6.6%
Saudi Arabia 3.9%
Thailand 3.2%
Mexico 2.9%
South Africa 2.9%
Indonesia 1.9%
Other Countries
#
5.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

6 - Fund Commentary - December 31, 2022 - NVIT GS Emerging Markets Equity Insights Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr.
10 yr. or
Inception
Date of
Inception
Class Y (18.86)% 0.84% 7/16/2020
MSCI Emerging Markets
®
Index (20.09)% (2.07)%
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2022 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT GS Emerging Markets Equity Insights Fund from inception through 12/31/22 versus the MSCI Emerging Markets
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - December 31, 2022 - NVIT GS International Equity Insights Fund
For the annual period ended December 31, 2022, the NVIT GS International Equity Insights Fund Class Y Fund returned -14.29%
versus -14.45% for its benchmark, the MSCI EAFE
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Foreign Large Blend (consisting of 131 investments as of December 31, 2022), was -14.80% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
European equities market faced a challenging year owing to inflation, rising bond yields and the war in Ukraine. Equities rose slightly in mid-year owing to strong corporate earnings, but Federal Reserve’s multiple interest rate hikes and multi-decade high inflation kept investor sentiment dampened; however, investor sentiment plummeted again in December owing to an ensuing euro area recession and the European Central Bank joining the quantitative tightening wave.
Japanese equities had a challenged start to the year as surge in COVID-19 cases led to a quasi-state of emergency in the country, combined with rising concerns around a Russia-Ukraine conflict. Towards the year end, Bank of Japan announced widening of the band for maintaining its 10-year bond yields – a step towards policy normalization in the post-COVID era.
Among our investment themes, signals within our Fundamental Mispricings** pillar contributed particularly strongly to relative returns, followed by our suite of signals within Sentiment Analysis*. Conversely, signals within the High-Quality Business Models pillar detracted during the period. Our signals within Themes and Trends also hurt us. Within Fundamental Mispricings**, our
Relative Valuation factors performed significantly well. These signals focus on a company's current valuation relative to peers in the market. Meanwhile, our signals gauging Analyst & Management Sentiment within the Sentiment Analysis* pillar helped our performance meaningfully. On the downside, our factors looking at Financial Quality within the High-Quality Business Models pillar hurt us. These factors measure the financial strength of company. Moreover, within Themes and Trends, our signals gauging Price
Momentum detracted considerably during the period.
Among sectors, our holdings within the Industrials sector contributed the most to relative performance, with our underweight position within the Machinery industry contributing particularly strongly. On the downside, holdings within the Health Care sector detracted the most from excess returns, where our overweight position within the Pharmaceuticals industry hurt the performance.
At an individual stock level, the largest contributors to the Fund’s performance are Rheinmetall AG, Sony Group Corp, and Imperial
Brands PLC. Our overweight position in Rheinmetall helped performance, particularly due to contributions from our Sentiment
Analysis pillar. Our underweight position in Sony helped performance, particularly due to contributions from our Themes and
Trends pillar. Our overweight position in Imperial Brands helped performance, particularly due to contributions from our Sentiment
Analysis pillar.
The largest detractors to the Fund’s performance are TotalEnergies SE, AstraZeneca PLC, and Tecan Group AG. Our underweight position in TotalEnergies detracted from performance, particularly due to challenges from our High-Quality Business Model pillar.
Our underweight position in AstraZeneca detracted from performance, particularly due to challenges from our High-Quality
Business Model pillar. Our overweight position in Tecan Group detracted from performance, particularly due to challenges from our Sentiment Analysis pillar.
Among countries, our position in Japan contributed the most to relative performance. Meanwhile, our position in France detracted during the period.
We may use derivatives (equity index futures), only for hedging purposes including for the equitization of cash positions in the portfolio.
There were no liquidity events throughout the period that had a significant impact on performance.
Subadviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
James Park; Osman Ali, CFA; Len Ioffe, CFA; Takashi Suwabe; and Dennis Walsh
* Sentiment analysis, also referred to as opinion mining, is an approach to natural language processing, which identifies emotional tone behind a body of text. This is a popular way to determine and categorize opinions about a product, service, or idea. It uses data mining, machine learning and artificial intelligence to mine text for sentiment and subjective information.

NVIT GS International Equity Insights Fund - December 31, 2022 - Fund Commentary - 9
**Fundamental mispricing is when the market price of a security can differ from its fundamental value due to a financial crises or a current event in the economy. These shifts can give rise to arbitration opportunities, where security is bought in one market and sold simultaneously in another market at a higher price.
The Fund is subject to the risks of investing in equity securities, including mid-cap companies. Smaller companies involve greater risk than larger, more established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic developments and 4) have more limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile) The Fund’s investment strategy may involve high portfolio turnover, which may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders.
The Fund may experience adverse effects when certain large shareholders, such as other mutual funds, purchase or redeem large amounts of shares of a Fund. These transactions may increase transaction costs to the Fund and lead to an increase in the Fund’s expense ratio. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.1%
Repurchase Agreements 1.0%
Liabilities in excess of other assets (0.1)%
100.0%
Top Industries
2
Pharmaceuticals 14.0%
Banks 12.0%
Textiles, Apparel & Luxury Goods 5.5%
Trading Companies & Distributors 4.9%
Semiconductors & Semiconductor Equipment 4.8%
Aerospace & Defense 4.1%
Metals & Mining 3.9%
Oil, Gas & Consumable Fuels 3.6%
Capital Markets 3.4%
Beverages 3.1%
Other Industries
#
40.7%
100.0%
Top Holdings
2
Roche Holding AG 2.3%
ASML Holding NV 1.9%
Novo Nordisk A/S, Class B 1.8%
Commonwealth Bank of Australia 1.7%
LVMH Moet Hennessy Louis Vuitton SE 1.6%
BHP Group Ltd. 1.6%
Novartis AG (Registered) 1.5%
Sanofi 1.5%
Diageo plc 1.4%
Cie Financiere Richemont SA (Registered) 1.4%
Other Holdings
#
83.3%
100.0%
Top Countries
2
Japan 19.9%
France 12.9%
United Kingdom 10.0%
Australia 9.2%
United States 7.0%
Germany 6.4%
Sweden 5.9%
Switzerland 5.7%
Netherlands 5.5%
Denmark 4.3%
Other Countries
#
13.2%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

10 - Fund Commentary - December 31, 2022 - NVIT GS International Equity Insights Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class Y (14.29)% 0.16% 1.10% 11/14/2019
MSCI EAFE
®
Index (14.45)% 0.87% (2.21)%
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT GS International Equity Insights Fund - December 31, 2022 - Fund Commentary - 11
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT GS International Equity Insights Fund from inception through 12/31/22 versus the MSCI EAFE
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2022 - NVIT GS Large Cap Equity Insights Fund
For the annual period ended December 31, 2022, the NVIT GS Large Cap Equity Insights Fund Class Y returned -19.59% versus
-19.13% for its benchmark, the Russell 1000
®
Index - Total Return. For broader comparison, the return for the Fund's closest
Morningstar peer category, Large Blend (consisting of 308 investments as of December 31, 2022), was -18.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
It was a tumultuous year for the equity markets, having to deal with a slew of geopolitical and economic headwinds after the COVID-
era fallout. Inflation measures reached 40-year highs resulting from ultra-stimulative fiscal and monetary stimulus, supply chain disruptions, shifting consumer spend towards goods from services, robust employment and wage gains, the Russia-Ukraine war, and China’s zero-COVID policies. Apart from Energy & Utilities, all other sectors finished the year in negative, with Communication
Services being hit the worst.
Towards the year end, investors balanced ongoing caution from the Federal Reserve with indications that the pace of policy tightening would slow, and signs that elevated inflation could be cooling. Investor sentiment was also buoyed by strong corporate earnings in certain sectors.
Among our investment themes, signals within our Themes and Trends pillar contributed particularly strongly to relative returns, followed by our suite of signals within High-Quality Business Models. Conversely, signals within the Sentiment Analysis* pillar detracted during the period. Signals within our Fundamental Mispricings** pillar remained relatively flat during the period. Within
Themes and Trends, our Economic Linkages factors performed significantly well. These factors use machine learning and natural language processing techniques to identify underlying connections between stocks that the broader market may not fully recognize. Meanwhile, our signals gauging Financial Quality within the High-Quality Business Models pillar helped our performance meaningfully. On the downside, our factors looking at Investor Sentiment within the Sentiment Analysis pillar hurt us the most.
Among sectors, our holdings within the Information Technology sector contributed the most to relative performance, with our underweight position within the Semiconductors and Semiconductor Equipment industry contributing particularly strongly. On the downside, holdings within the Energy sector detracted the most from excess returns, where our underweight position within the
Oil, Gas, and Consumable Fuels industry hurt the performance.
At an individual stock level, the largest contributors to the performance are Gilead Sciences Inc., GF Industries Holdings Inc.,
and Archer-Daniels-Midland Co. Our overweight position in Gilead helped performance, particularly due to contributions from our Sentiment Analysis pillar. Our overweight position in GF Industries helped performance, particularly due to contributions from our Fundamental Mispricings pillar. Our overweight position in Archer-Daniels-Midland helped performance, particularly due to contributions from our Themes and Trends pillar.
The largest detractors to the performance are Exxon Mobil Corp, EPAM Systems Inc., and Chevron Corp. Our underweight position in Exxon detracted from performance, particularly due to challenges from our Sentiment Analysis pillar. Our overweight position in EPAM detracted from performance, particularly due to challenges from our Sentiment Analysis pillar. Our underweight position in Chevron detracted from performance, particularly due to challenges from our Sentiment Analysis pillar.
We may use derivatives (equity index futures), only for hedging purposes including for the equitization of cash positions in the portfolio.
There were no liquidity events throughout the period that had a significant impact on performance.
Subadviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Osman Ali, CFA; Len Ioffe, CFA; Takashi Suwabe; and Dennis Walsh
* Sentiment analysis, also referred to as opinion mining, is an approach to natural language processing, which identifies emotional tone behind a body of text. This is a popular way to determine and categorize opinions about a product, service, or idea. It uses data mining, machine learning and artificial intelligence to mine text for sentiment and subjective information.
**Fundamental mispricing is when the market price of a security can differ from its fundamental value due to a financial crises or a current event in the economy. These shifts can give rise to arbitration opportunities, where security is bought in one market and sold simultaneously in another market at a higher price.

NVIT GS Large Cap Equity Insights Fund - December 31, 2022 - Fund Commentary - 13
The Fund is subject to the risks of investing in equity securities. The Fund’s investment strategy may involve high portfolio turnover, which may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund may experience adverse effects when certain large shareholders, such as other mutual funds, purchase or redeem large amounts of shares of a Fund. These transactions may increase transaction costs to the Fund and lead to an increase in the Fund’s expense ratio. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 98.7%
Repurchase Agreement 0.2%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 1.1%
100.0%
Top Industries
2
Software 10.5%
Equity Real Estate Investment Trusts (REITs) 6.2%
Health Care Providers & Services 5.7%
IT Services 5.3%
Technology Hardware, Storage & Peripherals 5.3%
Biotechnology 4.7%
Oil, Gas & Consumable Fuels 4.7%
Capital Markets 4.5%
Pharmaceuticals 4.1%
Road & Rail 3.6%
Other Industries
#
45.4%
100.0%
Top Holdings
2
Apple, Inc. 4.6%
Microsoft Corp. 4.1%
Amazon.com, Inc. 3.1%
Johnson & Johnson 2.3%
Alphabet, Inc., Class A 1.9%
Cisco Systems, Inc. 1.6%
Adobe, Inc. 1.6%
Union Pacific Corp. 1.5%
Lockheed Martin Corp. 1.4%
Chubb Ltd. 1.4%
Other Holdings
#
76.5%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

14 - Fund Commentary - December 31, 2022 - NVIT GS Large Cap Equity Insights Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class Y (19.59)% 7.00% 8.61% 10/24/2019
Russell 1000
®
Index (19.13)% 7.35% 9.65%
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT GS Large Cap Equity Insights Fund - December 31, 2022 - Fund Commentary - 15
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT GS Large Cap Equity Insights Fund from inception through 12/31/22 versus the Russell 1000
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2022 - NVIT GS Small Cap Equity Insights Fund
For the annual period ended December 31, 2022, the NVIT GS Small Cap Equity Insights Fund Class Y returned -19.68% versus
-20.44% for its benchmark, the Russell 2000
®
Index - Total Return. For broader comparison, the return for the Fund's closest
Morningstar® peer category, Small Blend (consisting of 134 investments as of December 31, 2022), was -18.10% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
It was a tumultuous year for the equity markets, having to deal with a slew of geopolitical and economic headwinds after the
COVID-era fallout. Inflation measures reached 40-year highs resulting from ultra-stimulative fiscal and monetary stimulus, supply chain disruptions, shifting consumer spend towards goods from services, robust employment and wage gains, the Russia-
Ukraine war, and China’s zero-COVID policies. Apart from Energy and Utilities, all other sectors finished the year in negative, with
Communication Services being hit the worst.
Towards the year end, investors balanced ongoing caution from the Federal Reserve with indications that the pace of policy tightening would slow, and signs that elevated inflation could be cooling. Investor sentiment was also buoyed by strong corporate earnings in certain sectors.
Among our investment themes, signals within our High-Quality Business Models pillar contributed most positively to relative returns, followed by our suite of signals within Sentiment Analysis*, Fundamental Mispricings**, and Themes and Trends. Within
High-Quality Business Models, our Financial Quality factors performed well. These factors measure the financial strength of company. Meanwhile, our signals gauging Analyst & Management Sentiment within the Sentiment Analysis* pillar helped our performance meaningfully. Additionally, within Fundamental Mispricings**, our factors evaluating Relative Valuation added to the relative returns of the portfolio. Finally, our Economic Linkages related signals helped the performance of our Themes and Trends pillar. At an individual stock level, our overweight position in Range Resources Corp, held primarily due to our views around Themes and Trends related factors, performed well. Conversely, our overweight position in Goosehead Insurance Inc, held primarily due to our views on Fundamental Mispricings related factors did not do well.
Among sectors, our holdings within the Information Technology sector contributed the most to relative performance, with our overweight position within the Electronic Equipment, Instruments and Components industry contributing particularly strongly. On the downside, holdings within the Utilities sector detracted the most from excess returns, where our underweight position within the Gas Utilities industry hurt us.
The largest contributors to the Fund’s performance are Range Resources Corp, Murphy USA Inc., and Matador Resources Co.
Our overweight position in Range Resources helped performance as mentioned above. Our overweight position in Murphy USA helped performance, particularly due to contributions from our High-Quality Business Model pillar. Our overweight position in
Matador Resources helped performance, particularly due to contributions from our Themes and Trends pillar.
The largest detractors to the Fund’s performance are Goosehead Insurance Inc., Codexis Inc., and Rapid7 Inc. Our overweight position in Goosehead detracted from performance as mentioned above. Our overweight position in Codex detracted from performance, particularly due to challenges from our Sentiment Analysis pillar. Our overweight position in Rapid7 detracted from performance, particularly due to challenges from our High-Quality Business Model pillar.
We may use derivatives (equity index futures), only for hedging purposes including for the equitization of cash positions in the portfolio.
There were no liquidity events throughout the period that had a significant impact on performance.
Subadviser:
Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Osman Ali, CFA; Len Ioffe, CFA; Takashi Suwabe; and Dennis Walsh
* Sentiment analysis, also referred to as opinion mining, is an approach to natural language processing, which identifies emotional tone behind a body of text. This is a popular way to determine and categorize opinions about a product, service, or idea. It uses data mining, machine learning and artificial intelligence to mine text for sentiment and subjective information.

NVIT GS Small Cap Equity Insights Fund - December 31, 2022 - Fund Commentary - 17
**Fundamental mispricing is when the market price of a security can differ from its fundamental value due to a financial crises or a current event in the economy. These shifts can give rise to arbitration opportunities, where security is bought in one market and sold simultaneously in another market at a higher price.
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic developments and 4) have more limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information). The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund’s investment strategy may involve high portfolio turnover, which may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders. The Fund may experience adverse effects when certain large shareholders, such as other mutual funds, purchase or redeem large amounts of shares of a Fund. These transactions may increase transaction costs to the Fund and lead to an increase in the Fund’s expense ratio. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.3%
Repurchase Agreements 3.7%
Liabilities in excess of other assets (3.0)%
100.0%
Top Industries
2
Biotechnology 6.9%
Banks 6.8%
Software 6.4%
Equity Real Estate Investment Trusts (REITs) 6.3%
Oil, Gas & Consumable Fuels 6.2%
Health Care Equipment & Supplies 4.4%
Insurance 4.4%
IT Services 2.9%
Health Care Providers & Services 2.8%
Hotels, Restaurants & Leisure 2.7%
Other Industries
#
50.2%
100.0%
Top Holdings
2
Murphy USA, Inc. 0.8%
STAG Industrial, Inc. 0.8%
Maximus, Inc. 0.8%
Atkore, Inc. 0.8%
Alkermes plc 0.8%
American Equity Investment Life Holding Co. 0.8%
CNO Financial Group, Inc. 0.7%
Mueller Industries, Inc. 0.7%
Encore Wire Corp. 0.7%
Summit Materials, Inc., Class A 0.7%
Other Holdings
#
92.4%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

18 - Fund Commentary - December 31, 2022 - NVIT GS Small Cap Equity Insights Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class Y (19.68)% 2.13% 5.43% 10/10/2019
Russell 2000
®
Index (20.44)% 3.10% 5.90%
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT GS Small Cap Equity Insights Fund - December 31, 2022 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT GS Small Cap Equity Insights Fund from inception through 12/31/22 versus the Russell 2000
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

20 - Fund Commentary - December 31, 2022 - NVIT U.S. 130/30 Equity Fund
For the annual period ended December 31, 2022, the NVIT U.S. 130/30 Equity Fund Class Y returned 1.64% versus -18.11% for its benchmark, the S&P 500
®
Index - Total Return. For broader comparison, the return for the Fund's closest Morningstar peer category, Large Blend (consisting of 308 investments as of December 31, 2022), was -18.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
U.S. equities plunged in 2022, as inflation spiked, geopolitical tensions surged, economic growth wavered, and the Federal
Reserve (“Fed”) packed up the proverbial punch bowl. After three years of spectacular gains, 2022 allowed exactly one new closing record high for the S&P 500
®
Index (“S&P 500”) on the first trading day of the year before stocks started to tumble. Numerous rallies proved short-lived, and the broad equity market closed the year down more than 19%, marking 2022 as the worst year for
U.S. equities since 2008. While U.S. stock indices declined across the board, mid-caps held up better than small and large caps, and defensive stocks outpaced dynamic stocks by almost six percentage points. With interest rates and inflation soaring, value outperformed growth by more than twenty percentage points.
In 2022, security selection in Health Care, Communication Services, and Financials benefited the Fund. An overweight of Consumer
Discretionary and underweights of Health Care and Consumer Staples detracted from performance.
Among individual securities, our holdings of Netflix, Valero Energy Corporation, and McKesson were the more significant contributors, while our holdings of Tesla, Micro Technology, and Western Digital were the more significant detractors. We initiated
Netflix position after mid-June 2022. Netflix rebounded after the company reversed its first quarter subscription loss in the next few quarters. Valero stock price increased as energy stocks outperformed in 2022 and Valero reported better than expected earnings.
McKesson stock price appreciated as investors found healthcare to be a safe haven in a down market.
We initiated Tesla in August 2022 after the company announced a 3 for 1 split. Tesla stock fell in 2022 after they reported production issues in Shanghai and investor frustration over Elon Musk’s involvement with Twitter. Micro Technology stock price declined after they warned of falling demand for PCs and smartphones and tougher times ahead. We liquidated our position of Micro Technology in early October 2022 after they guided lower revenue and earnings per share for a second time in a row. Western Digital declined after disappointing guidance in the last several quarters amid weakness in the broader technology sector. The Fund continues to hold Valero, McKesson, Tesla, and Western Digital at the end of the reporting period.
The Fund permits a modest amount of short exposure in conjunction with a predominantly long portfolio. The Fund allocates approximately 130% of capital to long equity exposures and approximately 30% of capital to short equity exposures, thus maintaining 100% net exposure to the underlying benchmark’s systematic risk and return. This portfolio structure enables us to exploit security valuation insights more fully (as compared to a long-only portfolio).
In selecting stocks for either the long portfolio or short portfolio, Jacobs Levy employs an evaluation process that focuses on modeling a large number of stocks and proprietary factors, using financial statements, security analyst forecasts, corporate management signals, economic releases, and security prices. This investment approach is intended to seek diversification across market inefficiencies, securities, industries, and sectors, while seeking to manage overall portfolio risk exposures relative to the
S&P 500. To implement this strategy, the Fund is invested in a combination of direct U.S. equity positions and individual total return swaps on U.S. equity securities. Short exposure to equity securities is gained through using swap contracts and long exposure to equity positions is gained by investing 100% of the portfolio directly in stocks and approximately 30% of the portfolio through swaps.
While the strategy utilizes swaps as part of the implementation, stock selection and risk management are determined at the overall portfolio level through a unified investment process. For this reason, performance attribution of the swap positions is not a meaningful measure and should not be evaluated as a separate component of the portfolio’s total return.
The Fund did not experience any liquidity events that had a material impact on performance.
Subadviser:
Jacobs Levy Equity Management, Inc.
Portfolio Managers:
Bruce I. Jacobs, Ph.D. and Kenneth N. Levy, CFA
The Fund is subject to the risks of investing in equity securities. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund uses a long/short strategy: a long position (i.e., the Fund owns a stock outright) will cause the Fund to lose money if the price of the stock declines, and a short position will

NVIT U.S. 130/30 Equity Fund - December 31, 2022 - Fund Commentary - 21
cause the Fund to lose money if the price of the stock increases. Short sales involve a form of leverage (investment exposure that exceeds the initial amount invested), which can exaggerate the Fund’s losses. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 96.4%
Total Return Swaps (0.1)%
Other assets in excess of liabilities 3.7%
100.0%
Top Industries
2
Software 11.8%
Technology Hardware, Storage & Peripherals 8.6%
Specialty Retail 5.7%
Health Care Providers & Services 5.7%
Insurance 5.6%
IT Services 4.9%
Biotechnology 4.7%
Hotels, Restaurants & Leisure 3.9%
Interactive Media & Services 3.6%
Chemicals 3.4%
Other Industries 42.1%
100.0%
Top Holdings
2
Microsoft Corp. 5.5%
Apple, Inc. 4.7%
Amazon.com, Inc. 2.2%
Meta Platforms, Inc., Class A 2.0%
HCA Healthcare, Inc. 1.9%
O'Reilly Automotive, Inc. 1.9%
Allstate Corp. (The) 1.9%
Humana, Inc. 1.9%
AutoZone, Inc. 1.8%
Target Corp. 1.8%
Other Holdings 74.4%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

22 - Fund Commentary - December 31, 2022 - NVIT U.S. 130/30 Equity Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class Y 1.64% 17.24% 17.96% 10/24/2019
S&P 500
®
Index (18.11)% 7.66% 9.95%
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT U.S. 130/30 Equity Fund - December 31, 2022 - Fund Commentary - 23
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT U.S. 130/30 Equity Fund from inception through
12/31/22 versus the S&P 500
®
Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in a market index. A description of the benchmark can be found on the Market Index
Definitions page at the back of this book.

24 - Shareholder Expense Examples - December 31, 2022 - 1940 Act Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT GS Emerging Markets Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 950.90 4.82 0.98
Hypothetical
(b)(c)
1,000.00 1,020.27 4.99 0.98
NVIT GS International Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 1,051.70 3.98 0.77
Hypothetical
(b)(c)
1,000.00 1,021.32 3.92 0.77
NVIT GS Large Cap Equity Insight Fund
Class Y Shares
Actual
(b)
1,000.00 1,026.00 2.91 0.57
Hypothetical
(b)(c)
1,000.00 1,022.33 2.91 0.57
NVIT GS Small Cap Equity Insights Fund
Class Y Shares
Actual
(b)
1,000.00 1,035.00 3.74 0.73
Hypothetical
(b)(c)
1,000.00 1,021.53 3.72 0.73

1940 Act Funds - December 31, 2022 - Shareholder Expense Examples - 25
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT U.S. 130/30 Equity Fund
Class Y Shares
Actual
(b)
1,000.00 1,055.10 4.09 0.79
Hypothetical
(b)(c)
1,000.00 1,021.22 4.02 0.79
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

26 - Statement of Investments - December 31, 2022 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks 99 .3%
Shares Value ($)
AUSTRALIA 0 .1%
Metals & Mining 0 .1%
AngloGold Ashanti Ltd., ADR 12,693 246,498
BRAZIL 6 .6%
Banks 1 .1%
Banco Bradesco SA 274,500 701,026
Banco Bradesco SA, ADR 27,700 79,776
Banco do Brasil SA 647,300 4,249,165
5,029,967
Beverages 0 .2%
Ambev SA, ADR * 271,076 737,327
Chemicals 0 .1%
Unipar Carbocloro SA
(Preference)
, Class B
15,736 262,151
Diversified Telecommunication Services 0 .3%
Telefonica Brasil SA 213,000 1,532,491
Electric Utilities 0 .5%
Cia Energetica de Minas Gerais,
ADR 768,333 1,559,716
Cia Energetica de Minas Gerais 141,309 431,051
1,990,767
Electrical Equipment 0 .1%
WEG SA 41,500 302,258
Insurance 0 .5%
BB Seguridade Participacoes SA 266,700 1,693,467
Caixa Seguridade Participacoes
S/A 276,100 437,479
2,130,946
IT Services 0 .0%
†
Cielo SA 212,500 206,926
Machinery 0 .3%
Kepler Weber SA 298,100 1,152,045
Metals & Mining 1 .7%
Cia Ferro Ligas da Bahia -
FERBASA (Preference) 50,000 505,794
Gerdau SA (Preference) 127,900 706,882
Metalurgica Gerdau SA
(Preference) 895,100 2,191,741
Vale SA, ADR 255,400 4,334,137
7,738,554
Oil, Gas & Consumable Fuels 1 .5%
Petroleo Brasileiro SA, ADR 404,400 4,306,860
Petroleo Brasileiro SA (Preference) 537,600 2,516,355
6,823,215
Transportation Infrastructure 0 .2%
Santos Brasil Participacoes SA 486,100 723,143
Water Utilities 0 .1%
Cia de Saneamento Basico do
Estado de Sao Paulo, ADR * 28,000 298,480
28,928,270
CHILE 0 .4%
Chemicals 0 .3%
Sociedad Quimica y Minera de
Chile SA, ADR 10,015 799,597
Industrial Conglomerates 0 .0%
†
Quinenco SA 52,065 176,159
Common Stocks
Shares Value ($)
CHILE
Marine 0 .1%
Cia Sud Americana de Vapores SA 8,036,710 634,789
1,610,545
CHINA 31 .9%
Air Freight & Logistics 0 .2%
ZTO Express Cayman, Inc., ADR 36,100 970,007
Automobiles 0 .6%
BYD Co. Ltd.
, Class H
107,500 2,643,567
Yadea Group Holdings Ltd. Reg.
S (a) 82,000 136,576
2,780,143
Banks 3 .0%
Agricultural Bank of China Ltd.
,
Class H
8,458,000 2,904,326
Bank of Communications Co. Ltd.
,
Class H
3,017,000 1,728,502
China CITIC Bank Corp. Ltd.
, Class
H
(b) 605,000 268,202
China Construction Bank Corp.
,
Class H
11,092,000 6,949,803
Ping An Bank Co. Ltd.
, Class A
132,700 251,316
Shanghai Pudong Development
Bank Co. Ltd.
, Class A
1,022,100 1,070,540
13,172,689
Beverages 1 .3%
China Resources Beer Holdings
Co. Ltd. 94,000 657,063
Nongfu Spring Co. Ltd.
, Class H
Reg. S (a)(b) 348,000 1,966,540
Tsingtao Brewery Co. Ltd.
, Class A
27,200 420,780
Tsingtao Brewery Co. Ltd.
, Class H
250,000 2,469,955
5,514,338
Biotechnology 0 .0%
†
Imeik Technology Development
Co. Ltd.
, Class A
2,328 189,740
Capital Markets 0 .2%
China Galaxy Securities Co. Ltd.
,
Class H
2,140,000 1,044,756
Chemicals 0 .3%
China BlueChemical Ltd.
, Class H
822,000 193,740
Sinofert Holdings Ltd. * 946,000 115,152
Zangge Mining Co. Ltd.
, Class A
144,800 540,623
Zhejiang Juhua Co. Ltd.
, Class A
162,800 362,834
1,212,349
Communications Equipment 0 .2%
Yangtze Optical Fibre and Cable
Joint Stock Ltd. Co.
, Class H
Reg.
S (a) 60,500 107,754
Zhongji Innolight Co. Ltd.
, Class A
168,900 656,294
764,048
Diversified Consumer Services 0 .4%
China Education Group Holdings
Ltd. Reg. S 618,000 799,810
New Oriental Education &
Technology Group, Inc. * 247,000 872,709
1,672,519

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2022 - Statement of Investments - 27
Common Stocks
Shares Value ($)
CHINA
Electronic Equipment, Instruments & Components 0 .2%
Avary Holding Shenzhen Co. Ltd.
,
Class A
155,600 614,491
Kingboard Holdings Ltd. 63,500 202,197
816,688
Entertainment 1 .7%
NetEase, Inc. 402,500 5,867,058
Tencent Music Entertainment
Group, ADR * 200,000 1,656,000
7,523,058
Gas Utilities 0 .4%
Kunlun Energy Co. Ltd. 2,778,000 1,970,275
Health Care Equipment & Supplies 0 .1%
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd.
, Class A
8,169 370,786
Health Care Providers & Services 0 .5%
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd.
, Class H
(b) 444,000 1,302,754
Huadong Medicine Co. Ltd.
, Class A
92,100 620,183
Jointown Pharmaceutical Group
Co. Ltd.
, Class A
146,816 275,130
2,198,067
Hotels, Restaurants & Leisure 1 .1%
Trip.com Group Ltd., ADR * 50,000 1,720,000
Yum China Holdings, Inc. 60,400 3,300,860
5,020,860
Household Durables 0 .4%
Gree Electric Appliances, Inc. of
Zhuhai
, Class A
339,601 1,575,612
Independent Power and Renewable Electricity Producers
0 .0%
†
CGN Power Co. Ltd.
, Class H
Reg.
S (a) 108,000 25,648
Industrial Conglomerates 0 .2%
CITIC Ltd. 657,000 693,671
Insurance 3 .1%
China Pacific Insurance Group Co.
Ltd.
, Class A
326,480 1,151,903
China Pacific Insurance Group Co.
Ltd.
, Class H
799,800 1,766,150
People's Insurance Co. Group of
China Ltd. (The)
, Class A
3,282,348 2,465,144
People's Insurance Co. Group of
China Ltd. (The)
, Class H
4,021,000 1,334,394
PICC Property & Casualty Co.
Ltd.
, Class H
5,502,000 5,207,795
Ping An Insurance Group Co. of
China Ltd.
, Class H
(b) 253,500 1,673,149
13,598,535
Interactive Media & Services 4 .7%
Autohome, Inc., ADR 4,700 143,820
Baidu, Inc.
, Class A
* 80,250 1,153,459
Hello Group, Inc., ADR 14,800 132,904
Tencent Holdings Ltd. 467,600 19,874,032
21,304,215
Internet & Direct Marketing Retail 7 .7%
Alibaba Group Holding Ltd. * 1,195,000 13,194,193
Common Stocks
Shares Value ($)
CHINA
Internet & Direct Marketing Retail
JD Health International, Inc. Reg.
S *(a) 50,300 460,005
JD.com, Inc.
, Class A
249,995 7,027,446
Meituan
, Class B
Reg. S *(a) 305,800 6,761,660
Pinduoduo, Inc., ADR * 49,400 4,028,570
Vipshop Holdings Ltd., ADR * 205,500 2,803,020
34,274,894
Life Sciences Tools & Services 0 .6%
Wuxi Biologics Cayman, Inc. Reg.
S *(a) 349,000 2,679,296
Machinery 0 .3%
CIMC Enric Holdings Ltd. 492,000 495,590
CRRC Corp. Ltd.
, Class H
422,000 169,687
Ningbo Deye Technology Co. Ltd.
,
Class A
9,300 443,230
1,108,507
Metals & Mining 1 .0%
Henan Shenhuo Coal & Power Co.
Ltd.
, Class A
232,600 498,529
Huaibei Mining Holdings Co. Ltd.
,
Class A
869,000 1,598,267
Inner Mongolia ERDOS Resources
Co. Ltd.
, Class A
279,900 611,008
Jiangxi Copper Co. Ltd.
, Class H
263,000 387,229
Shougang Fushan Resources
Group Ltd. 1,916,000 611,309
Yintai Gold Co. Ltd.
, Class A
108,100 171,023
Yunnan Tin Co. Ltd.
, Class A
156,900 317,397
4,194,762
Oil, Gas & Consumable Fuels 0 .3%
China Shenhua Energy Co. Ltd.
,
Class H
469,500 1,351,563
Pharmaceuticals 1 .0%
China Resources Pharmaceutical
Group Ltd. Reg. S (a)(b) 2,019,000 1,634,981
CSPC Pharmaceutical Group Ltd. 818,000 859,524
Dong-E-E-Jiao Co. Ltd.
, Class A
12,200 71,441
Hansoh Pharmaceutical Group Co.
Ltd. Reg. S (a) 160,000 302,172
Sichuan Kelun Pharmaceutical Co.
Ltd.
, Class A
447,800 1,714,259
4,582,377
Real Estate Management & Development 0 .8%
China Overseas Grand Oceans
Group Ltd. 122,000 52,513
China Overseas Land &
Investment Ltd. 212,500 560,921
China Resources Land Ltd. 240,000 1,090,077
Country Garden Holdings Co. Ltd.
(b) 1,349,000 455,660
Country Garden Services Holdings
Co. Ltd. 228,000 564,624
Gemdale Properties & Investment
Corp. Ltd. (b) 1,412,000 114,896
KE Holdings, Inc., ADR * 27,000 376,920
Longfor Group Holdings Ltd. (a) 18,000 55,164
Seazen Group Ltd. * 306,000 111,647
3,382,422

28 - Statement of Investments - December 31, 2022 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Semiconductors & Semiconductor Equipment 0 .5%
JCET Group Co. Ltd.
, Class A
74,700 247,762
LONGi Green Energy Technology
Co. Ltd.
, Class A
324,260 1,972,122
2,219,884
Specialty Retail 0 .1%
Topsports International Holdings
Ltd. Reg. S (a) 694,000 544,552
Textiles, Apparel & Luxury Goods 0 .7%
ANTA Sports Products Ltd. 36,800 482,471
Bosideng International Holdings
Ltd. 1,554,000 738,837
JNBY Design Ltd. Reg. S 135,000 161,250
Li Ning Co. Ltd. 185,500 1,591,821
2,974,379
Transportation Infrastructure 0 .3%
China Merchants Port Holdings
Co. Ltd. 60,087 87,583
Shanghai International Port Group
Co. Ltd.
, Class A
1,790,276 1,375,498
1,463,081
141,193,721
COLOMBIA 0 .1%
Banks 0 .1%
Bancolombia SA, ADR (b) 18,423 525,792
GREECE 0 .6%
Hotels, Restaurants & Leisure 0 .6%
OPAP SA 181,982 2,579,958
HONG KONG 0 .8%
Electronic Equipment, Instruments & Components 0 .0%
†
Truly International Holdings Ltd. 556,000 86,923
Independent Power and Renewable Electricity Producers
0 .0%
†
Concord New Energy Group Ltd. 670,000 59,234
Marine 0 .1%
Orient Overseas International Ltd. 22,500 405,744
Pharmaceuticals 0 .7%
Sino Biopharmaceutical Ltd. 5,241,000 3,069,136
3,621,037
INDIA 13 .4%
Aerospace & Defense 0 .8%
Bharat Electronics Ltd. 2,929,226 3,537,660
Automobiles 0 .3%
Eicher Motors Ltd. 32,116 1,248,327
Banks 1 .8%
Axis Bank Ltd. 241,715 2,716,842
Bank of Baroda 129,817 289,816
City Union Bank Ltd. 67,052 145,717
ICICI Bank Ltd., ADR (b) 211,742 4,635,033
7,787,408
Beverages 0 .1%
Varun Beverages Ltd. 36,517 581,405
Chemicals 0 .7%
Coromandel International Ltd. 173,066 1,852,733
Common Stocks
Shares Value ($)
INDIA
Chemicals
Gujarat State Fertilizers &
Chemicals Ltd. 70,045 118,048
Linde India Ltd. 22,683 939,267
Polyplex Corp. Ltd. 2,043 39,229
Tata Chemicals Ltd. 11,111 125,893
3,075,170
Construction & Engineering 0 .2%
Larsen & Toubro Ltd. 43,317 1,089,374
Consumer Finance 0 .2%
Bajaj Finance Ltd. 10,232 809,832
Diversified Financial Services 1 .6%
Housing Development Finance
Corp. Ltd. 74,921 2,385,549
Power Finance Corp. Ltd. 1,305,192 2,220,813
REC Ltd. 1,683,829 2,366,117
6,972,479
Diversified Telecommunication Services 0 .0%
†
Tata Communications Ltd. 12,325 189,291
Electric Utilities 0 .5%
Power Grid Corp. of India Ltd. 849,402 2,186,537
Electrical Equipment 0 .3%
ABB India Ltd. 25,642 831,727
Finolex Cables Ltd. 62,345 411,377
1,243,104
Gas Utilities 0 .4%
Adani Total Gas Ltd. 6,647 295,901
GAIL India Ltd. 1,140,129 1,321,128
1,617,029
Health Care Providers & Services 0 .2%
Apollo Hospitals Enterprise Ltd. 8,403 453,620
Narayana Hrudayalaya Ltd. Reg. S 42,991 394,846
848,466
Independent Power and Renewable Electricity Producers
0 .5%
Adani Power Ltd. * 605,754 2,186,210
Insurance 0 .3%
SBI Life Insurance Co. Ltd. Reg.
S (a) 76,161 1,133,762
IT Services 1 .9%
Infosys Ltd., ADR 189,926 3,420,567
Tata Consultancy Services Ltd. 134,345 5,289,895
8,710,462
Machinery 0 .1%
Ashok Leyland Ltd. 139,037 240,644
Cummins India Ltd. 21,024 350,883
591,527
Metals & Mining 0 .2%
Hindustan Zinc Ltd. 149,727 580,804
Maharashtra Seamless Ltd. 30,282 118,460
699,264
Oil, Gas & Consumable Fuels 0 .5%
Great Eastern Shipping Co. Ltd.
(The) 104,043 842,766
Reliance Industries Ltd. 42,001 1,288,428
2,131,194
Paper & Forest Products 0 .1%
JK Paper Ltd. 45,505 224,450

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2022 - Statement of Investments - 29
Common Stocks
Shares Value ($)
INDIA
Paper & Forest Products
West Coast Paper Mills Ltd. 22,737 143,218
367,668
Specialty Retail 0 .0%
†
Trent Ltd. 4,330 70,543
Tobacco 1 .4%
ITC Ltd. 1,516,653 6,079,256
Trading Companies & Distributors 0 .9%
Adani Enterprises Ltd. 84,166 3,913,220
Transportation Infrastructure 0 .4%
Adani Ports & Special Economic
Zone Ltd. 187,222 1,844,500
58,913,688
INDONESIA 1 .9%
Automobiles 0 .0%
†
Astra International Tbk. PT 559,600 203,873
Banks 1 .0%
Bank Mandiri Persero Tbk. PT 4,233,400 2,690,334
Bank Pembangunan Daerah Jawa
Timur Tbk. PT 3,814,700 173,843
Bank Rakyat Indonesia Persero
Tbk. PT 5,491,700 1,740,930
4,605,107
Chemicals 0 .2%
Surya Esa Perkasa Tbk. PT 16,350,600 961,122
Metals & Mining 0 .3%
Adaro Minerals Indonesia Tbk.
PT * 971,100 105,509
Aneka Tambang Tbk. 1,487,200 189,673
Merdeka Copper Gold Tbk. PT * 3,092,500 818,612
1,113,794
Multiline Retail 0 .1%
Mitra Adiperkasa Tbk. PT * 2,927,600 272,240
Oil, Gas & Consumable Fuels 0 .3%
AKR Corporindo Tbk. PT 5,839,600 523,797
United Tractors Tbk. PT 472,700 791,518
1,315,315
8,471,451
MEXICO 2 .9%
Banks 0 .8%
Grupo Financiero Banorte SAB de
CV
, Class O
504,300 3,620,795
Beverages 1 .5%
Arca Continental SAB de CV 283,108 2,298,977
Coca-Cola Femsa SAB de CV,
ADR 34,118 2,315,929
Fomento Economico Mexicano
SAB de CV, ADR 21,840 1,706,141
6,321,047
Hotels, Restaurants & Leisure 0 .0%
†
Alsea SAB de CV * 89,000 168,349
Household Products 0 .0%
†
Kimberly-Clark de Mexico SAB de
CV
, Class A
40,166 68,165
Common Stocks
Shares Value ($)
MEXICO
Metals & Mining 0 .3%
Southern Copper Corp. 11,400 688,446
Ternium SA, ADR 18,500 565,360
1,253,806
Multiline Retail 0 .0%
†
El Puerto de Liverpool SAB de CV
,
Class C1
(b) 15,177 89,505
Transportation Infrastructure 0 .3%
Grupo Aeroportuario del Pacifico
SAB de CV
, Class B
91,300 1,307,900
Grupo Aeroportuario del Sureste
SAB de CV, ADR 345 80,382
1,388,282
12,909,949
PERU 0 .4%
Banks 0 .4%
Credicorp Ltd. 11,500 1,560,090
PHILIPPINES 0 .2%
Banks 0 .2%
Metropolitan Bank & Trust Co. 980,600 950,221
Hotels, Restaurants & Leisure 0 .0%
†
Jollibee Foods Corp. 12,920 53,438
1,003,659
POLAND 0 .4%
Banks 0 .1%
Santander Bank Polska SA 4,522 266,720
Capital Markets 0 .1%
XTB SA Reg. S (a) 80,253 568,285
Food & Staples Retailing 0 .1%
Dino Polska SA Reg. S *(a) 6,165 528,630
Insurance 0 .1%
Powszechny Zaklad Ubezpieczen
SA 39,652 321,185
1,684,820
QATAR 0 .1%
Banks 0 .1%
Qatar Islamic Bank SAQ 72,090 367,694
Multi-Utilities 0 .0%
†
Qatar Electricity & Water Co. QSC 43,986 213,442
581,136
RUSSIA 0 .0%
†
Banks 0 .0%
†
Sberbank of Russia PJSC *^∞ 819,980 0
VTB Bank PJSC *^∞ 548,744,000 0
0
Chemicals 0 .0%
†
PhosAgro PJSC Reg. S *^∞ 7,500 0
PhosAgro PJSC, GDR Reg. S *^∞ 48 0
0
Metals & Mining 0 .0%
†
Novolipetsk Steel PJSC, GDR
Reg. S *^∞ 78,727 0

30 - Statement of Investments - December 31, 2022 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
RUSSIA
Oil, Gas & Consumable Fuels 0 .0%
†
Novatek PJSC, GDR Reg. S *^∞ 11,088 0
0
SAUDI ARABIA 3 .9%
Banks 2 .3%
Al Rajhi Bank * 56,523 1,133,829
Alinma Bank 368,868 3,201,355
Arab National Bank 99,028 845,493
Bank AlBilad * 17,021 201,841
Banque Saudi Fransi 89,356 967,076
Riyad Bank 247,655 2,100,040
Saudi Investment Bank (The) 82,003 379,077
Saudi National Bank (The) 94,662 1,274,323
10,103,034
Chemicals 0 .3%
Sahara International
Petrochemical Co. 146,983 1,331,522
Food & Staples Retailing 0 .1%
Abdullah Al Othaim Markets Co. 8,439 233,845
Health Care Providers & Services 0 .0%
†
Al Hammadi Holding 16,623 177,099
Metals & Mining 0 .4%
Saudi Arabian Mining Co. * 101,831 1,758,063
Oil, Gas & Consumable Fuels 0 .8%
Saudi Arabian Oil Co. Reg. S (a) 403,011 3,444,888
17,048,451
SOUTH AFRICA 2 .8%
Banks 0 .8%
Absa Group Ltd. 120,394 1,374,245
Nedbank Group Ltd. 86,104 1,077,325
Standard Bank Group Ltd. 86,624 855,491
3,307,061
Diversified Financial Services 1 .3%
FirstRand Ltd. 1,569,463 5,732,408
Food Products 0 .0%
†
Astral Foods Ltd. 22,032 211,078
Metals & Mining 0 .7%
African Rainbow Minerals Ltd. 11,841 200,688
Anglo American Platinum Ltd. 18,591 1,559,657
Gold Fields Ltd., ADR 59,442 615,225
Impala Platinum Holdings Ltd. 48,940 611,886
2,987,456
Road & Rail 0 .0%
†
Zeda Ltd. * 15,079 12,087
Specialty Retail 0 .0%
†
Truworths International Ltd. 51,614 166,104
Trading Companies & Distributors 0 .0%
†
Barloworld Ltd. 15,079 75,327
12,491,521
SOUTH KOREA 14 .1%
Aerospace & Defense 1 .6%
Hanwha Aerospace Co. Ltd. * 35,642 2,063,340
Korea Aerospace Industries Ltd. * 82,508 3,340,918
Common Stocks
Shares Value ($)
SOUTH KOREA
Aerospace & Defense
LIG Nex1 Co. Ltd. * 23,911 1,732,079
7,136,337
Auto Components 0 .0%
†
SNT Motiv Co. Ltd. 3,318 110,725
Automobiles 0 .9%
Hyundai Motor Co. 5,256 631,715
Kia Corp. * 70,791 3,338,868
3,970,583
Banks 3 .0%
Hana Financial Group, Inc. 35,200 1,177,820
JB Financial Group Co. Ltd. 181,923 1,138,948
KB Financial Group, Inc. 160,526 6,114,270
Shinhan Financial Group Co. Ltd. 155,652 4,337,284
12,768,322
Beverages 0 .4%
Lotte Chilsung Beverage Co. Ltd. * 11,967 1,672,958
Capital Markets 0 .4%
Meritz Securities Co. Ltd. * 384,924 1,919,388
Chemicals 0 .0%
†
LOTTE Fine Chemical Co. Ltd. * 2,329 104,999
Diversified Consumer Services 0 .4%
MegaStudyEdu Co. Ltd. * 28,604 1,811,745
Diversified Financial Services 0 .1%
Meritz Financial Group, Inc. * 13,819 471,214
Electronic Equipment, Instruments & Components 0 .3%
Daeduck Electronics Co. Ltd. 39,343 594,557
LG Innotek Co. Ltd. * 168 33,953
Samsung SDI Co. Ltd. * 1,671 787,381
1,415,891
Industrial Conglomerates 0 .5%
GS Holdings Corp. * 43,328 1,507,385
Lotte Corp. * 33,362 816,436
2,323,821
Insurance 0 .4%
DB Insurance Co. Ltd. * 21,262 1,102,729
Korean Reinsurance Co. * 61,282 330,790
Samsung Fire & Marine Insurance
Co. Ltd. * 2,826 448,011
1,881,530
Internet & Direct Marketing Retail 0 .2%
Coupang, Inc. * 56,700 834,057
Machinery 0 .3%
Doosan Bobcat, Inc. 25,962 715,869
Hyundai Construction Equipment
Co. Ltd. * 5,524 273,685
Hyundai Heavy Industries Co. Ltd.
* 2,928 270,746
Korea Shipbuilding & Offshore
Engineering Co. Ltd. * 1,473 82,886
1,343,186
Metals & Mining 0 .3%
Dongkuk Steel Mill Co. Ltd. * 12,397 110,326
POSCO Holdings, Inc. 5,360 1,179,789
1,290,115
Pharmaceuticals 0 .3%
Daewon Pharmaceutical Co. Ltd. * 67,571 1,006,177

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2022 - Statement of Investments - 31
Common Stocks
Shares Value ($)
SOUTH KOREA
Pharmaceuticals
Daewoong Pharmaceutical Co.
Ltd. * 2,346 295,638
1,301,815
Semiconductors & Semiconductor Equipment 0 .5%
DB HiTek Co. Ltd. * 20,878 620,573
HAESUNG DS Co. Ltd. * 31,001 888,521
ISC Co. Ltd. 7,879 197,301
LEENO Industrial, Inc. 3,885 482,118
NEXTIN, Inc. * 5,087 202,267
2,390,780
Technology Hardware, Storage & Peripherals 2 .8%
Samsung Electronics Co. Ltd. 219,865 9,695,626
Samsung Electronics Co. Ltd.
(Preference) 53,647 2,158,640
11,854,266
Textiles, Apparel & Luxury Goods 0 .1%
LF Corp. 24,812 313,289
Youngone Corp. * 5,697 210,216
523,505
Tobacco 1 .3%
KT&G Corp. * 80,497 5,820,595
Trading Companies & Distributors 0 .3%
LX International Corp. * 27,766 739,728
Posco International Corp. * 21,864 393,779
1,133,507
62,079,339
TAIWAN 14 .0%
Banks 0 .3%
SinoPac Financial Holdings Co.
Ltd. 2,328,000 1,259,996
Chemicals 0 .1%
Sesoda Corp. 89,000 116,047
Taiwan Fertilizer Co. Ltd. 193,000 335,298
451,345
Construction & Engineering 0 .2%
Continental Holdings Corp. 1,185,000 1,079,106
Construction Materials 0 .2%
Goldsun Building Materials Co.
Ltd. 901,000 739,910
Containers & Packaging 0 .2%
Taiwan Hon Chuan Enterprise Co.
Ltd. 185,000 523,353
Ton Yi Industrial Corp. 549,000 304,382
827,735
Diversified Financial Services 0 .2%
Chailease Holding Co. Ltd. 114,200 805,559
Electronic Equipment, Instruments & Components 3 .6%
Chang Wah Electromaterials, Inc. 109,000 107,404
Compeq Manufacturing Co. Ltd. 1,402,000 2,028,203
Delta Electronics, Inc. 175,000 1,630,265
E Ink Holdings, Inc. 315,000 1,648,413
FLEXium Interconnect, Inc. * 163,000 519,159
Hon Hai Precision Industry Co.
Ltd. 1,731,000 5,623,810
Largan Precision Co. Ltd. 31,000 2,055,924
Nan Ya Printed Circuit Board Corp. 34,000 250,727
Primax Electronics Ltd. 455,000 821,152
Common Stocks
Shares Value ($)
TAIWAN
Electronic Equipment, Instruments & Components
Unimicron Technology Corp. 279,000 1,087,695
15,772,752
Entertainment 0 .0%
†
International Games System Co.
Ltd. 12,000 169,132
Leisure Products 0 .0%
†
Advanced International Multitech
Co. Ltd. 60,000 185,153
Machinery 0 .0%
†
Sunonwealth Electric Machine
Industry Co. Ltd. 100,000 138,565
Metals & Mining 0 .1%
Froch Enterprise Co. Ltd. 120,000 90,517
Gloria Material Technology Corp. 283,000 341,884
432,401
Semiconductors & Semiconductor Equipment 8 .3%
ASE Technology Holding Co. Ltd. 329,000 1,004,224
Chipbond Technology Corp. 172,000 321,071
eMemory Technology, Inc. 14,000 607,108
Formosa Sumco Technology Corp. 369,000 1,630,695
Globalwafers Co. Ltd. 88,000 1,222,468
King Yuan Electronics Co. Ltd. 195,000 229,543
MediaTek, Inc. 30,000 609,362
Sino-American Silicon Products,
Inc. 155,000 702,705
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,924,000 28,041,623
Topco Scientific Co. Ltd. 36,000 191,993
United Microelectronics Corp. * 1,316,000 1,728,964
36,289,756
Technology Hardware, Storage & Peripherals 0 .8%
Catcher Technology Co. Ltd. 360,000 1,978,771
Chicony Electronics Co. Ltd. 87,000 244,182
King Slide Works Co. Ltd. 23,000 287,209
Lite-On Technology Corp. 274,000 568,532
Wiwynn Corp. 18,000 466,405
3,545,099
61,696,509
THAILAND 3 .2%
Banks 1 .2%
Krung Thai Bank PCL 3,930,600 2,004,585
SCB X PCL 993,400 3,068,971
TMBThanachart Bank PCL 9,287,700 380,786
5,454,342
Health Care Providers & Services 1 .5%
Bumrungrad Hospital PCL 855,600 5,224,302
Thonburi Healthcare Group PCL 418,500 827,654
Vibhavadi Medical Center PCL 5,222,900 409,258
6,461,214
Oil, Gas & Consumable Fuels 0 .5%
PTT Exploration & Production PCL 441,000 2,249,388
14,164,944
TURKEY 0 .9%
Banks 0 .1%
Yapi ve Kredi Bankasi A/S 979,163 613,771

32 - Statement of Investments - December 31, 2022 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
TURKEY
Beverages 0 .0%
†
Anadolu Efes Biracilik ve Malt
Sanayii A/S 38,752 140,356
Industrial Conglomerates 0 .4%
KOC Holding A/S 371,843 1,663,960
Metals & Mining 0 .4%
Koza Altin Isletmeleri A/S 51,303 1,550,191
3,968,278
UNITED ARAB EMIRATES 0 .6%
Airlines 0 .1%
Air Arabia PJSC 659,183 385,619
Banks 0 .5%
Abu Dhabi Commercial Bank
PJSC 128,947 315,751
Abu Dhabi Islamic Bank PJSC 193,762 480,104
Dubai Islamic Bank PJSC 472,659 733,692
Emirates NBD Bank PJSC 148,674 525,453
2,055,000
2,440,619
Total Common Stocks
(cost $473,596,865) 437,720,275
Repurchase Agreements 0 .4%
Principal
Amount ($)
Bank of America NA, 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$200,096, collateralized by
U.S. Government Agency
Securities, 3.00%, maturing
12/20/2047 - 9/20/2049; total
market value $204,000.(c)(d) 200,000 200,000
Cantor Fitzgerald & Co., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$1,197,261, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $1,220,623.(c)
(d) 1,196,689 1,196,689
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 4.30%, dated
12/30/2022, due 1/3/2023,
repurchase price $300,144,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
1/12/2023 - 2/15/2051; total
market value $306,159.(c)(d) 300,000 300,000
Total Repurchase Agreements
(cost $1,696,689) 1,696,689
Total Investments
(cost $475,293,554) — 99.7% 439,416,964
Other assets in excess of liabilities — 0.3% 1,449,645
NET ASSETS — 100.0%
$ 440,866,609
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $20,349,913 which represents 4.62% of net assets.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $5,936,379, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,696,689 and by
$4,515,739 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 3.88%, and maturity dates ranging from 2/2/2023 –
2/15/2052, a total value of $6,212,428.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$1,696,689.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2022 - Statement of Investments - 33
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 12 3/2023 USD 575,640 (6,488)
Net contracts (6,488)
As of December 31, 2022, the Fund had $28,494 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

34 - Statement of Investments - December 31, 2022 - NVIT GS International Equity Insights Fund
Common Stocks 99 .1%
Shares Value ($)
AUSTRALIA 9 .2%
Airlines 0 .2%
Qantas Airways Ltd. * 411,135 1,655,337
Banks 3 .7%
ANZ Group Holdings Ltd. * 458,639 7,388,174
Commonwealth Bank of Australia 192,630 13,445,780
National Australia Bank Ltd. (a) 92,056 1,865,434
Westpac Banking Corp. 382,476 6,015,587
28,714,975
Capital Markets 1 .1%
ASX Ltd. (a) 99,577 4,566,465
Macquarie Group Ltd. 33,107 3,758,480
8,324,945
Chemicals 0 .4%
Incitec Pivot Ltd. 1,094,408 2,764,712
Diversified Telecommunication Services 0 .3%
Telstra Group Ltd. 987,795 2,682,394
Equity Real Estate Investment Trusts (REITs) 0 .1%
Dexus 161,560 849,288
Hotels, Restaurants & Leisure 0 .0%
†
Aristocrat Leisure Ltd. 16,884 348,676
Insurance 0 .1%
Suncorp Group Ltd. 83,309 683,146
Metals & Mining 2 .5%
Allkem Ltd. * 177,048 1,345,007
BHP Group Ltd. 400,743 12,407,491
IGO Ltd. 23,878 217,012
Northern Star Resources Ltd. 197,023 1,442,728
Pilbara Minerals Ltd. *(a) 297,638 758,442
Rio Tinto plc, ADR (a) 49,707 3,539,139
19,709,819
Multi-Utilities 0 .0%
†
AGL Energy Ltd. 36,088 198,147
Road & Rail 0 .8%
Aurizon Holdings Ltd. 2,459,552 6,203,663
72,135,102
AUSTRIA 0 .2%
Banks 0 .1%
BAWAG Group AG Reg. S *(b) 14,337 762,309
Raiffeisen Bank International AG * 14,988 246,270
1,008,579
Construction Materials 0 .1%
Wienerberger AG 24,961 604,213
1,612,792
BELGIUM 0 .7%
Distributors 0 .7%
D'ieteren Group 25,209 4,853,237
Oil, Gas & Consumable Fuels 0 .0%
†
Exmar NV 22,102 187,257
Pharmaceuticals 0 .0%
†
UCB SA 4,549 358,301
5,398,795
CANADA 0 .6%
Oil, Gas & Consumable Fuels 0 .6%
International Petroleum Corp. * 404,168 4,548,007
Common Stocks
Shares Value ($)
CHINA 0 .3%
Air Freight & Logistics 0 .0%
†
Kerry Logistics Network Ltd. 198,500 357,374
Banks 0 .3%
BOC Hong Kong Holdings Ltd. 677,500 2,303,034
2,660,408
DENMARK 4 .3%
Banks 0 .4%
Danske Bank A/S 57,883 1,140,329
Jyske Bank A/S (Registered) * 27,289 1,774,106
Spar Nord Bank A/S 16,774 257,232
3,171,667
Beverages 0 .3%
Carlsberg A/S
, Class B
16,437 2,175,873
Biotechnology 1 .0%
Genmab A/S * 18,508 7,839,574
Electrical Equipment 0 .0%
†
NKT A/S * 5,835 329,776
Marine 0 .7%
AP Moller - Maersk A/S
, Class A
1,901 4,217,581
D/S Norden A/S 22,895 1,373,569
5,591,150
Pharmaceuticals 1 .9%
Novo Nordisk A/S
, Class B
106,000 14,352,394
33,460,434
FINLAND 2 .1%
Banks 0 .9%
Nordea Bank Abp 701,105 7,497,986
Communications Equipment 0 .2%
Nokia OYJ 360,671 1,675,822
Food & Staples Retailing 0 .3%
Kesko OYJ
, Class B
101,760 2,251,799
Insurance 0 .4%
Sampo OYJ
, Class A
56,481 2,953,297
Paper & Forest Products 0 .3%
Stora Enso OYJ
, Class R
142,010 2,006,256
16,385,160
FRANCE 12 .9%
Aerospace & Defense 2 .4%
Airbus SE 75,307 8,954,177
Dassault Aviation SA 30,093 5,105,849
Safran SA 20,776 2,596,237
Thales SA 16,927 2,163,888
18,820,151
Banks 0 .8%
Societe Generale SA 257,688 6,465,432
Construction & Engineering 0 .5%
Eiffage SA 37,655 3,713,000
Vinci SA 2,806 280,249
3,993,249
Electrical Equipment 0 .0%
†
Legrand SA 2,054 165,383
Equity Real Estate Investment Trusts (REITs) 0 .5%
Covivio 11,813 703,386
Gecina SA 30,121 3,068,862

NVIT GS International Equity Insights Fund - December 31, 2022 - Statement of Investments - 35
Common Stocks
Shares Value ($)
FRANCE
Equity Real Estate Investment Trusts (REITs)
Klepierre SA * 14,446 334,143
4,106,391
Food & Staples Retailing 0 .2%
Carrefour SA 71,413 1,194,889
Hotels, Restaurants & Leisure 0 .1%
La Francaise des Jeux SAEM
Reg. S (b) 11,637 467,518
Insurance 0 .3%
Coface SA 11,067 144,244
SCOR SE 96,445 2,214,541
2,358,785
IT Services 0 .8%
Alten SA 2,736 343,562
Capgemini SE 1,067 178,951
Edenred 100,222 5,453,497
5,976,010
Media 0 .8%
Publicis Groupe SA 92,247 5,857,765
Multi-Utilities 0 .4%
Engie SA 193,940 2,778,006
Pharmaceuticals 1 .9%
Ipsen SA 31,139 3,355,810
Sanofi 121,229 11,730,199
15,086,009
Software 0 .8%
Dassault Systemes SE 174,573 6,296,340
Textiles, Apparel & Luxury Goods 3 .2%
Christian Dior SE 2,708 1,970,955
Hermes International 5,270 8,132,351
Kering SA 5,789 2,962,710
LVMH Moet Hennessy Louis
Vuitton SE 17,463 12,685,912
25,751,928
Trading Companies & Distributors 0 .2%
Rexel SA * 87,671 1,737,377
101,055,233
GERMANY 6 .4%
Aerospace & Defense 1 .0%
MTU Aero Engines AG 27,913 6,041,502
Rheinmetall AG 9,955 1,982,886
8,024,388
Automobiles 0 .6%
Bayerische Motoren Werke AG
(Preference) 20,717 1,764,410
Porsche Automobil Holding SE
(Preference) 47,182 2,588,477
4,352,887
Capital Markets 0 .1%
DWS Group GmbH & Co. KGaA
Reg. S (b) 16,376 531,143
Chemicals 0 .6%
K+S AG (Registered) 171,719 3,377,641
Wacker Chemie AG 9,952 1,271,996
4,649,637
Machinery 0 .3%
GEA Group AG 19,102 780,284
Common Stocks
Shares Value ($)
GERMANY
Machinery
Knorr-Bremse AG 23,100 1,262,296
2,042,580
Marine 0 .2%
Hapag-Lloyd AG Reg. S (a)(b) 8,141 1,547,601
Multi-Utilities 0 .3%
E.ON SE 264,415 2,638,975
Personal Products 0 .2%
Beiersdorf AG 15,842 1,817,896
Pharmaceuticals 1 .3%
Bayer AG (Registered) 158,368 8,176,936
Merck KGaA 12,097 2,342,708
10,519,644
Semiconductors & Semiconductor Equipment 1 .0%
AIXTRON SE 30,829 890,230
Infineon Technologies AG 228,803 6,968,813
7,859,043
Software 0 .1%
TeamViewer AG *(b) 55,533 716,129
Textiles, Apparel & Luxury Goods 0 .6%
HUGO BOSS AG 82,263 4,768,753
Trading Companies & Distributors 0 .1%
Brenntag SE 11,130 711,605
50,180,281
HONG KONG 0 .5%
Capital Markets 0 .0%
†
Hong Kong Exchanges & Clearing
Ltd. 6,200 267,934
Industrial Conglomerates 0 .3%
Jardine Matheson Holdings Ltd. 32,200 1,637,298
Insurance 0 .1%
AIA Group Ltd. 66,800 735,936
Real Estate Management & Development 0 .1%
Swire Pacific Ltd.
, Class A
82,500 723,562
Specialty Retail 0 .0%
†
Luk Fook Holdings International
Ltd. 92,000 273,403
3,638,133
ISRAEL 0 .1%
Diversified Financial Services 0 .1%
Plus500 Ltd. 26,817 584,154
ITALY 2 .6%
Aerospace & Defense 0 .6%
Leonardo SpA 504,504 4,348,795
Banks 1 .6%
Banco BPM SpA 1,408,136 5,029,268
Mediobanca Banca di Credito
Finanziario SpA 62,173 597,378
UniCredit SpA 466,774 6,637,644
12,264,290
Capital Markets 0 .2%
Azimut Holding SpA 69,133 1,550,377

36 - Statement of Investments - December 31, 2022 - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
ITALY
Diversified Financial Services 0 .0%
†
Banca Mediolanum SpA 36,047 301,140
Electrical Equipment 0 .0%
†
Prysmian SpA 3,089 114,352
Insurance 0 .1%
Unipol Gruppo SpA 114,963 559,875
IT Services 0 .1%
Reply SpA 9,925 1,141,457
20,280,286
JAPAN 20 .0%
Air Freight & Logistics 0 .3%
Nippon Express Holdings, Inc. 45,900 2,617,556
Airlines 0 .2%
ANA Holdings, Inc. * 60,400 1,286,754
Auto Components 0 .3%
NGK Spark Plug Co. Ltd. 146,700 2,706,866
Automobiles 0 .6%
Honda Motor Co. Ltd. 104,900 2,398,450
Toyota Motor Corp. 25,700 351,245
Yamaha Motor Co. Ltd. 77,300 1,756,642
4,506,337
Banks 0 .2%
Aozora Bank Ltd. 70,600 1,390,187
Beverages 0 .1%
Coca-Cola Bottlers Japan
Holdings, Inc. 82,100 898,693
Capital Markets 0 .6%
SBI Holdings, Inc. 241,000 4,620,597
Chemicals 0 .3%
Mitsubishi Gas Chemical Co., Inc. 46,800 643,260
Nippon Kayaku Co. Ltd. 30,800 264,875
Nippon Soda Co. Ltd. 6,000 196,720
Shin-Etsu Chemical Co. Ltd. 10,000 1,218,355
2,323,210
Commercial Services & Supplies 0 .1%
Inui Global Logistics Co. Ltd. 500 7,553
Toppan, Inc. 77,900 1,150,040
1,157,593
Construction & Engineering 0 .7%
JGC Holdings Corp. 310,000 3,923,336
Obayashi Corp. 189,500 1,432,659
5,355,995
Diversified Financial Services 1 .8%
Fuyo General Lease Co. Ltd. 7,600 495,653
Mitsubishi HC Capital, Inc. 1,255,400 6,184,457
ORIX Corp. 383,500 6,183,866
Tokyo Century Corp. 42,000 1,418,153
14,282,129
Diversified Telecommunication Services 0 .1%
Nippon Telegraph & Telephone
Corp. 33,700 961,935
Electric Utilities 0 .1%
Chubu Electric Power Co., Inc. 45,700 472,916
Common Stocks
Shares Value ($)
JAPAN
Electrical Equipment 0 .1%
Fujikura Ltd. 134,300 1,017,518
Electronic Equipment, Instruments & Components 0 .0%
†
Canon Marketing Japan, Inc. 11,500 261,841
Food & Staples Retailing 0 .0%
†
MatsukiyoCocokara & Co. 5,100 256,419
Food Products 0 .0%
†
Maruha Nichiro Corp. 7,600 145,326
Gas Utilities 1 .0%
Toho Gas Co. Ltd. 54,300 1,041,068
Tokyo Gas Co. Ltd. 326,700 6,422,544
7,463,612
Health Care Providers & Services 0 .1%
Suzuken Co. Ltd. 18,800 509,241
Hotels, Restaurants & Leisure 0 .9%
Oriental Land Co. Ltd. 39,200 5,710,940
Round One Corp. 267,900 971,525
6,682,465
Independent Power and Renewable Electricity Producers
0 .0%
†
Electric Power Development Co.
Ltd. 17,900 284,751
Machinery 0 .7%
Komatsu Ltd. 245,200 5,319,656
Multiline Retail 0 .0%
†
J Front Retailing Co. Ltd. 28,100 256,319
Oil, Gas & Consumable Fuels 0 .5%
ENEOS Holdings, Inc. 828,100 2,819,589
Inpex Corp. 91,800 979,559
3,799,148
Personal Products 0 .1%
Shiseido Co. Ltd. 17,200 847,627
Pharmaceuticals 3 .6%
Astellas Pharma, Inc. 377,100 5,721,019
Chugai Pharmaceutical Co. Ltd. 236,200 6,001,873
Hisamitsu Pharmaceutical Co.,
Inc. 22,000 652,448
Ono Pharmaceutical Co. Ltd. 1,000 23,393
Santen Pharmaceutical Co. Ltd. 663,700 5,429,926
Sumitomo Pharma Co. Ltd. 424,100 3,227,165
Taisho Pharmaceutical Holdings
Co. Ltd. 13,800 609,108
Takeda Pharmaceutical Co. Ltd. 180,400 5,634,633
27,299,565
Real Estate Management & Development 0 .5%
Mitsubishi Estate Co. Ltd. 115,800 1,498,533
Mitsui Fudosan Co. Ltd. 43,200 789,218
Tokyu Fudosan Holdings Corp. 312,000 1,480,865
3,768,616
Road & Rail 0 .7%
Central Japan Railway Co. 47,300 5,818,966
Semiconductors & Semiconductor Equipment 1 .4%
Miraial Co. Ltd. 60,600 659,014
SCREEN Holdings Co. Ltd. 53,700 3,459,065
SUMCO Corp. 353,000 4,723,349

NVIT GS International Equity Insights Fund - December 31, 2022 - Statement of Investments - 37
Common Stocks
Shares Value ($)
JAPAN
Semiconductors & Semiconductor Equipment
Tokyo Electron Ltd. 6,200 1,841,793
10,683,221
Technology Hardware, Storage & Peripherals 0 .2%
FUJIFILM Holdings Corp. 10,700 539,849
Ricoh Co. Ltd. 144,800 1,110,655
1,650,504
Trading Companies & Distributors 4 .6%
ITOCHU Corp. 244,300 7,638,508
Marubeni Corp. 611,400 6,986,945
Mitsubishi Corp. 240,800 7,790,297
Mitsui & Co. Ltd. 184,400 5,361,852
Sojitz Corp. 49,400 938,857
Sumitomo Corp. 381,400 6,324,423
Toyota Tsusho Corp. 11,000 403,229
35,444,111
Wireless Telecommunication Services 0 .2%
KDDI Corp. 24,800 749,558
SoftBank Group Corp. 20,800 880,840
1,630,398
155,720,072
MACAU 0 .0%
†
Hotels, Restaurants & Leisure 0 .0%
†
Sands China Ltd. * 78,000 258,412
NETHERLANDS 5 .5%
Banks 0 .7%
ING Groep NV 477,878 5,830,310
Beverages 1 .3%
Heineken Holding NV 50,587 3,895,171
Heineken NV 63,707 5,985,373
9,880,544
Chemicals 0 .2%
OCI NV 54,257 1,936,136
Oil, Gas & Consumable Fuels 1 .3%
Shell plc 365,863 10,409,175
Semiconductors & Semiconductor Equipment 2 .0%
ASML Holding NV 27,396 14,829,542
42,885,707
NORWAY 1 .4%
Aerospace & Defense 0 .1%
Kongsberg Gruppen ASA 24,208 1,027,417
Banks 0 .2%
DNB Bank ASA 63,501 1,257,202
Energy Equipment & Services 0 .2%
Aker Solutions ASA 103,660 396,020
Odfjell Drilling Ltd. * 121,365 324,040
PGS ASA *(a) 646,821 466,623
1,186,683
Marine 0 .2%
MPC Container Ships ASA (a) 794,184 1,312,281
Oil, Gas & Consumable Fuels 0 .7%
Equinor ASA (a) 173,063 6,207,490
10,991,073
Common Stocks
Shares Value ($)
SINGAPORE 1 .3%
Banks 0 .5%
Oversea-Chinese Banking Corp.
Ltd. 423,100 3,839,136
Capital Markets 0 .3%
Singapore Exchange Ltd. 296,100 1,980,122
Industrial Conglomerates 0 .0%
†
Keppel Corp. Ltd. 11,500 62,383
Semiconductors & Semiconductor Equipment 0 .5%
STMicroelectronics NV (a) 115,110 4,086,934
9,968,575
SOUTH AFRICA 0 .9%
Metals & Mining 0 .9%
Anglo American plc 183,633 7,182,379
SPAIN 1 .5%
Banks 0 .4%
Bankinter SA 394,595 2,644,515
Unicaja Banco SA Reg. S (b) 249,758 275,918
2,920,433
Electric Utilities 0 .7%
Iberdrola SA 390,575 4,568,751
Red Electrica Corp. SA 60,965 1,059,014
5,627,765
Specialty Retail 0 .4%
Industria de Diseno Textil SA 117,740 3,135,200
11,683,398
SWEDEN 5 .9%
Banks 2 .0%
Skandinaviska Enskilda Banken
AB
, Class A
576,327 6,632,515
Svenska Handelsbanken AB
, Class
A
74,164 746,260
Swedbank AB
, Class A
442,666 7,520,333
14,899,108
Biotechnology 0 .1%
Swedish Orphan Biovitrum AB * 51,210 1,058,043
Communications Equipment 0 .4%
Telefonaktiebolaget LM Ericsson
,
Class B
500,106 2,928,806
Diversified Financial Services 0 .8%
Investor AB
, Class B
365,553 6,630,135
Hotels, Restaurants & Leisure 0 .8%
Evolution AB Reg. S (a)(b) 61,911 6,046,464
Machinery 1 .4%
Atlas Copco AB
, Class B
97,082 1,037,258
Epiroc AB
, Class B
97,408 1,570,095
Sandvik AB 91,625 1,654,310
Volvo AB
, Class B
357,888 6,480,156
10,741,819
Metals & Mining 0 .4%
Boliden AB 16,301 612,993
SSAB AB
, Class A
45,659 248,714
SSAB AB
, Class B
500,885 2,612,462
3,474,169
45,778,544

38 - Statement of Investments - December 31, 2022 - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
SWITZERLAND 5 .7%
Capital Markets 1 .2%
UBS Group AG (Registered) 501,295 9,343,930
Construction & Engineering 0 .1%
Implenia AG (Registered) * 10,578 434,385
Food Products 0 .7%
Chocoladefabriken Lindt &
Spruengli AG 335 3,413,827
Chocoladefabriken Lindt &
Spruengli AG (Registered) 23 2,368,813
5,782,640
Health Care Equipment & Supplies 0 .1%
Sonova Holding AG (Registered) 2,772 659,562
Insurance 0 .5%
Baloise Holding AG (Registered) 23,327 3,603,297
Pharmaceuticals 1 .5%
Novartis AG (Registered) 132,248 11,979,198
Professional Services 0 .2%
DKSH Holding AG 21,251 1,615,772
Textiles, Apparel & Luxury Goods 1 .4%
Cie Financiere Richemont SA
(Registered) 84,179 10,893,237
44,312,021
UNITED KINGDOM 10 .0%
Banks 0 .3%
Lloyds Banking Group plc 2,565,953 1,409,049
Standard Chartered plc 138,735 1,041,307
2,450,356
Beverages 1 .4%
Diageo plc 249,538 11,019,421
Capital Markets 0 .0%
†
Jupiter Fund Management plc 110,694 177,381
Containers & Packaging 0 .1%
DS Smith plc 142,888 555,371
Distributors 0 .3%
Inchcape plc 236,888 2,338,178
Diversified Financial Services 0 .0%
†
M&G plc 39,021 88,696
Electric Utilities 0 .6%
SSE plc 234,456 4,835,866
Equity Real Estate Investment Trusts (REITs) 0 .0%
†
UK Commercial Property REIT
Ltd. 87,483 61,525
Hotels, Restaurants & Leisure 1 .2%
Compass Group plc 320,486 7,405,454
InterContinental Hotels Group plc 35,265 2,029,808
9,435,262
Household Products 0 .0%
†
Reckitt Benckiser Group plc 4,132 287,459
Industrial Conglomerates 0 .7%
CK Hutchison Holdings Ltd. 70,000 420,233
DCC plc 18,224 899,652
Melrose Industries plc 739,093 1,201,553
Common Stocks
Shares Value ($)
UNITED KINGDOM
Industrial Conglomerates
Smiths Group plc 144,463 2,785,163
5,306,601
Insurance 0 .6%
Aviva plc 905,074 4,824,173
Interactive Media & Services 0 .0%
†
Auto Trader Group plc Reg. S (b) 24,240 151,264
Media 0 .3%
Informa plc 202,519 1,518,350
Pearson plc 105,800 1,199,239
2,717,589
Multiline Retail 0 .4%
Next plc 48,752 3,432,659
Multi-Utilities 0 .2%
Centrica plc 1,577,823 1,837,427
Oil, Gas & Consumable Fuels 0 .4%
BP plc, ADR 80,908 2,826,116
Pharmaceuticals 0 .3%
AstraZeneca plc, ADR 31,494 2,135,293
Professional Services 0 .1%
Intertek Group plc 16,484 804,549
Tobacco 2 .4%
British American Tobacco plc 256,345 10,170,414
Imperial Brands plc 306,593 7,660,097
17,830,511
Wireless Telecommunication Services 0 .7%
Vodafone Group plc, ADR 515,034 5,212,144
78,327,841
UNITED STATES 7 .0%
Automobiles 0 .6%
Stellantis NV 336,905 4,772,239
Biotechnology 0 .7%
CSL Ltd. (a) 26,448 5,157,116
Food Products 1 .2%
Nestle SA (Registered) 82,877 9,571,090
IT Services 0 .7%
Computershare Ltd. 316,681 5,649,555
Pharmaceuticals 3 .6%
GSK plc, ADR 272,095 9,561,418
Roche Holding AG 56,964 17,901,614
27,463,032
Textiles, Apparel & Luxury Goods 0 .2%
Samsonite International SA Reg.
S *(b) 645,600 1,688,150
54,301,182
Total Common Stocks
(cost $747,939,558) 773,347,989

NVIT GS International Equity Insights Fund - December 31, 2022 - Statement of Investments - 39
Repurchase Agreements 1 .0%
Principal
Amount ($) Value ($)
Bank of America NA, 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$2,000,956, collateralized
by U.S. Government Agency
Securities, 3.00%, maturing
12/20/2047 - 9/20/2049; total
market value $2,040,000.(c)
(d) 2,000,000 2,000,000
Cantor Fitzgerald & Co., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$4,230,864, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $4,313,420.(c)
(d) 4,228,843 4,228,843
MetLife, Inc., 4.30%, dated
12/30/2022, due 1/3/2023,
repurchase price $500,239,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
1/12/2023 - 2/15/2051; total
market value $510,265.(c)(d) 500,000 500,000
Pershing LLC, 4.33%, dated
12/30/2022, due 1/3/2023,
repurchase price $1,000,482,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.63% - 8.50%, maturing
7/16/2023 - 11/20/2072; total
market value $1,020,000.(c)
(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $7,728,843) 7,728,843
Total Investments
(cost $755,668,401) — 100.1% 781,076,832
Liabilities in excess of other assets — (0.1)% (508,603)
NET ASSETS — 100.0%
$ 780,568,229
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $12,241,190, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $7,728,843 and by
$5,189,067 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 6.63%, and maturity dates ranging from 1/15/2023 –
2/15/2052, a total value of $12,917,910.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $12,186,496 which represents 1.56% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$7,728,843.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

40 - Statement of Investments - December 31, 2022 - NVIT GS Large Cap Equity Insights Fund
Common Stocks 98.7%
Shares Value ($)
Aerospace & Defense 3.3%
General Dynamics Corp. 87,008 21,587,555
Howmet Aerospace, Inc. 517,893 20,410,163
Lockheed Martin Corp.(a) 67,798 32,983,049
74,980,767
Auto Components 0.5%
Aptiv plc* 126,943 11,822,202
Automobiles 1.7%
General Motors Co. 745,489 25,078,250
Tesla, Inc.* 114,089 14,053,483
39,131,733
Banks 0.8%
East West Bancorp, Inc. 237,313 15,638,927
Signature Bank 7,798 898,486
Webster Financial Corp. 47,313 2,239,797
18,777,210
Beverages 0.4%
Boston Beer Co., Inc. (The),
Class A*(a) 2,003 660,028
PepsiCo, Inc. 40,966 7,400,918
8,060,946
Biotechnology 4.7%
Biogen, Inc.* 26,016 7,204,351
BioMarin Pharmaceutical, Inc.* 10,708 1,108,171
Exelixis, Inc.* 322,916 5,179,573
Gilead Sciences, Inc. 369,816 31,748,703
Incyte Corp.* 286,783 23,034,410
Regeneron Pharmaceuticals,
Inc.* 13,425 9,686,003
United Therapeutics Corp.* 8,364 2,325,945
Vertex Pharmaceuticals, Inc.* 97,204 28,070,571
108,357,727
Building Products 1.7%
Johnson Controls International
plc 405,870 25,975,680
Lennox International, Inc. 15,802 3,780,312
Trane Technologies plc 54,256 9,119,891
38,875,883
Capital Markets 4.5%
Ameriprise Financial, Inc. 55,130 17,165,828
Bank of New York Mellon
Corp. (The) 613,072 27,907,037
CME Group, Inc. 156,096 26,249,103
MarketAxess Holdings, Inc. 35,857 10,000,159
MSCI, Inc. 21,264 9,891,375
Stifel Financial Corp. 207,878 12,133,839
103,347,341
Chemicals 1.7%
Huntsman Corp. 68,344 1,878,093
International Flavors &
Fragrances, Inc. 4,130 432,989
Linde plc 8,039 2,622,161
Mosaic Co. (The)(a) 344,366 15,107,337
Sherwin-Williams Co. (The) 76,597 18,178,766
38,219,346
Commercial Services & Supplies 0.7%
Republic Services, Inc. 131,159 16,918,199
Common Stocks
Shares Value ($)
Communications Equipment 1.6%
Arista Networks, Inc.* 15,711 1,906,530
Cisco Systems, Inc. 750,422 35,750,104
37,656,634
Construction Materials 0.6%
Eagle Materials, Inc. 7,466 991,858
Martin Marietta Materials, Inc. 24,226 8,187,661
Vulcan Materials Co. 23,259 4,072,884
13,252,403
Consumer Finance 1.9%
Capital One Financial Corp. 199,290 18,525,998
Discover Financial Services 33,382 3,265,761
Synchrony Financial 642,359 21,107,917
42,899,676
Distributors 0.6%
LKQ Corp. 258,769 13,820,852
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc.,
Class B* 93,783 28,969,569
Equitable Holdings, Inc. 347,742 9,980,195
Voya Financial, Inc.(a) 79,832 4,908,870
43,858,634
Diversified Telecommunication Services 0.2%
Liberty Global plc, Class C*(a) 211,327 4,106,084
Electrical Equipment 1.4%
AMETEK, Inc. 197,111 27,540,349
Emerson Electric Co. 13,080 1,256,465
nVent Electric plc 102,964 3,961,025
32,757,839
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity Ltd. 52,686 6,048,353
Teledyne Technologies, Inc.* 61,918 24,761,627
30,809,980
Energy Equipment & Services 0.6%
Halliburton Co.(a) 139,903 5,505,183
Schlumberger Ltd. 172,607 9,227,570
14,732,753
Entertainment 0.4%
Live Nation Entertainment,
Inc.*(a) 141,242 9,850,217
Equity Real Estate Investment Trusts (REITs) 6.1%
Camden Property Trust 191,685 21,445,718
Crown Castle, Inc. 27,236 3,694,291
CubeSmart(a) 194,582 7,831,925
Host Hotels & Resorts, Inc.(a) 832,281 13,358,110
Life Storage, Inc. 138,074 13,600,289
Mid-America Apartment
Communities, Inc. 132,628 20,821,270
National Storage Affiliates
Trust 116,529 4,209,027
Park Hotels & Resorts, Inc. 300,773 3,546,114
Prologis, Inc. 12,568 1,416,791
Public Storage 92,508 25,919,816
SBA Communications Corp. 89,731 25,152,497
140,995,848

NVIT GS Large Cap Equity Insights Fund - December 31, 2022 - Statement of Investments - 41
Common Stocks
Shares Value ($)
Food & Staples Retailing 0.3%
Casey's General Stores, Inc. 13,875 3,112,856
Costco Wholesale Corp. 3,609 1,647,509
Sysco Corp. 34,313 2,623,229
7,383,594
Food Products 1.4%
Mondelez International, Inc.,
Class A 474,634 31,634,356
Health Care Equipment & Supplies 3.1%
Boston Scientific Corp.* 648,637 30,012,434
Hologic, Inc.* 3,460 258,843
Intuitive Surgical, Inc.* 45,649 12,112,962
Medtronic plc 378,174 29,391,683
71,775,922
Health Care Providers & Services 5.7%
Centene Corp.* 268,465 22,016,815
Cigna Corp. 1,248 413,512
CVS Health Corp. 295,948 27,579,394
Elevance Health, Inc. 50,629 25,971,158
Humana, Inc. 52,077 26,673,319
Laboratory Corp. of America
Holdings 21,064 4,960,151
UnitedHealth Group, Inc. 13,984 7,414,037
Universal Health Services,
Inc., Class B 112,009 15,780,948
130,809,334
Hotels, Restaurants & Leisure 1.5%
Airbnb, Inc., Class A* 50,684 4,333,482
Boyd Gaming Corp. 7,621 415,573
Hilton Worldwide Holdings,
Inc. 12,992 1,641,669
Hyatt Hotels Corp., Class A* 20,704 1,872,677
Marriott International, Inc.,
Class A 46,157 6,872,316
Wyndham Hotels & Resorts,
Inc. 203,033 14,478,283
Wynn Resorts Ltd.*(a) 71,646 5,908,646
35,522,646
Household Durables 0.1%
Whirlpool Corp. 20,884 2,954,251
Household Products 1.0%
Kimberly-Clark Corp. 168,926 22,931,704
Insurance 3.0%
American Financial Group, Inc. 58,154 7,983,381
Chubb Ltd. 146,699 32,361,799
Lincoln National Corp. 182,874 5,617,889
Marsh & McLennan Cos., Inc. 142,762 23,624,256
69,587,325
Interactive Media & Services 1.9%
Alphabet, Inc., Class A* 493,388 43,531,623
TripAdvisor, Inc.* 50,259 903,657
44,435,280
Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.* 844,749 70,958,916
Chewy, Inc., Class A*(a) 18,537 687,352
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
MercadoLibre, Inc.* 1,678 1,419,991
73,066,259
IT Services 5.2%
Accenture plc, Class A 97,737 26,080,141
Cognizant Technology
Solutions Corp., Class A 226,038 12,927,113
DXC Technology Co.* 33,163 878,819
Gartner, Inc.* 41,920 14,090,989
International Business
Machines Corp. 24,667 3,475,334
MongoDB, Inc.* 5,381 1,059,196
PayPal Holdings, Inc.* 267,864 19,077,274
Snowflake, Inc., Class A*(a) 109,890 15,773,611
VeriSign, Inc.* 131,652 27,046,587
Visa, Inc., Class A(a) 1,828 379,785
120,788,849
Life Sciences Tools & Services 0.9%
Avantor, Inc.* 807,359 17,027,201
Mettler-Toledo International,
Inc.* 3,226 4,663,022
21,690,223
Machinery 0.2%
Ingersoll Rand, Inc. 46,505 2,429,886
Otis Worldwide Corp. 19,373 1,517,100
3,946,986
Media 1.5%
Charter Communications, Inc.,
Class A* 44,278 15,014,670
News Corp., Class A 514,519 9,364,246
Omnicom Group, Inc. 12,345 1,006,981
Trade Desk, Inc. (The), Class
A* 182,165 8,166,457
33,552,354
Metals & Mining 0.2%
Nucor Corp. 16,459 2,169,460
Steel Dynamics, Inc. 23,154 2,262,146
4,431,606
Multiline Retail 0.3%
Macy's, Inc. 326,032 6,732,561
Oil, Gas & Consumable Fuels 4.6%
APA Corp. 111,804 5,219,011
ConocoPhillips 12,564 1,482,552
Coterra Energy, Inc.(a) 89,613 2,201,791
EOG Resources, Inc. 73,925 9,574,766
Exxon Mobil Corp. 48,742 5,376,243
Hess Corp.(a) 26,108 3,702,637
Kinder Morgan, Inc. 960,914 17,373,325
Marathon Oil Corp. 174,045 4,711,398
Marathon Petroleum Corp. 77,526 9,023,251
Occidental Petroleum Corp.(a) 33,007 2,079,111
Pioneer Natural Resources
Co.(a) 110,424 25,219,737
Williams Cos., Inc. (The) 626,709 20,618,726
106,582,548
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co. 403,725 29,048,014

42 - Statement of Investments - December 31, 2022 - NVIT GS Large Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Elanco Animal Health, Inc.* 331,174 4,046,946
Jazz Pharmaceuticals plc* 31,866 5,076,572
Johnson & Johnson 302,367 53,413,131
Royalty Pharma plc, Class A 35,572 1,405,805
92,990,468
Professional Services 0.0%
†
CoStar Group, Inc.* 9,908 765,690
Road & Rail 3.6%
CSX Corp. 943,616 29,233,224
Knight-Swift Transportation
Holdings, Inc. 300,755 15,762,569
Ryder System, Inc. 41,512 3,469,158
Union Pacific Corp. 163,468 33,849,319
82,314,270
Semiconductors & Semiconductor Equipment 2.6%
Analog Devices, Inc. 7,271 1,192,662
Broadcom, Inc. 30,706 17,168,646
Lam Research Corp. 30,416 12,783,845
Microchip Technology, Inc. 110,821 7,785,175
Monolithic Power Systems,
Inc. 16,499 5,834,211
NVIDIA Corp. 30,061 4,393,115
NXP Semiconductors NV 41,179 6,507,517
ON Semiconductor Corp.*(a) 85,627 5,340,556
61,005,727
Software 10.4%
Adobe, Inc.* 105,837 35,617,326
Autodesk, Inc.* 14,154 2,644,958
Fortinet, Inc.* 191,994 9,386,587
HubSpot, Inc.* 7,884 2,279,501
Intuit, Inc. 33,566 13,064,558
Microsoft Corp. 385,462 92,441,496
NCR Corp.*(a) 206,310 4,829,717
Palo Alto Networks, Inc.* 176,750 24,663,695
Paycom Software, Inc.* 41,544 12,891,519
Roper Technologies, Inc. 23,905 10,329,111
Salesforce, Inc.* 39,138 5,189,307
ServiceNow, Inc.* 53,941 20,943,672
Zoom Video Communications,
Inc., Class A* 65,328 4,425,319
Zscaler, Inc.* 12,763 1,428,180
240,134,946
Specialty Retail 1.2%
AutoZone, Inc.* 10,832 26,713,662
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc. 803,821 104,440,465
Hewlett Packard Enterprise
Co. 746,477 11,913,773
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Pure Storage, Inc., Class A* 150,365 4,023,767
120,378,005
Tobacco 0.7%
Altria Group, Inc. 166,745 7,621,914
Philip Morris International, Inc. 90,966 9,206,669
16,828,583
Trading Companies & Distributors 0.3%
Fastenal Co. 89,788 4,248,768
United Rentals, Inc.* 5,106 1,814,775
6,063,543
Total Common Stocks
(cost $2,165,274,360) 2,278,252,966
Repurchase Agreement 0.2%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $4,414,757,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$4,500,901.(b)(c) 4,412,649 4,412,649
Total Repurchase Agreement
(cost $4,412,649) 4,412,649
Total Investments
(cost $2,169,687,009) — 98.9% 2,282,665,615
Other assets in excess of liabilities — 1.1% 24,342,299
NET ASSETS — 100.0%
$ 2,307,007,914
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $79,508,467, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,412,649 and by
$76,629,530 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $81,042,179.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$4,412,649.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

NVIT GS Large Cap Equity Insights Fund - December 31, 2022 - Statement of Investments - 43
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 29 3/2023 USD 5,598,450 (156,383)
Net contracts (156,383)
As of December 31, 2022, the Fund had $338,140 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

44 - Statement of Investments - December 31, 2022 - NVIT GS Small Cap Equity Insights Fund
Common Stocks 99 .3%
Shares Value ($)
Aerospace & Defense 1 .3%
Ducommun, Inc.* 656 32,774
Kratos Defense & Security
Solutions, Inc.* 35,998 371,499
Moog, Inc., Class A 3,330 292,241
National Presto Industries, Inc. 8,872 607,377
Parsons Corp.* 21,358 987,807
Triumph Group, Inc.* 55,834 587,374
V2X, Inc.* 3,483 143,813
3,022,885
Auto Components 0 .7%
Adient plc*(a) 32,746 1,135,959
Holley, Inc.* 15,244 32,317
LCI Industries(a) 2,577 238,244
Luminar Technologies, Inc.*(a) 5,632 27,878
Modine Manufacturing Co.* 4,406 87,503
1,521,901
Banks 7 .0%
Amalgamated Financial Corp. 18,558 427,576
Ameris Bancorp(a) 28,947 1,364,562
Associated Banc-Corp. 19,658 453,903
BancFirst Corp. 4,381 386,317
Bank of NT Butterfield & Son
Ltd. (The) 6,028 179,695
Business First Bancshares,
Inc. 9,471 209,688
Byline Bancorp, Inc. 11,871 272,677
Cadence Bank(a) 15,624 385,288
Capital Bancorp, Inc. 3,561 83,826
Carter Bankshares, Inc.* 3,266 54,183
Central Pacific Financial Corp. 45,081 914,243
Community Bank System, Inc. 5,745 361,648
CrossFirst Bankshares, Inc.* 2,750 34,127
Esquire Financial Holdings,
Inc. 1,036 44,817
First Bancorp 71,831 913,690
First Bancorp, Inc. (The) 9,677 289,729
First Financial Bankshares,
Inc.(a) 21,713 746,927
Great Southern Bancorp, Inc. 1,936 115,173
Guaranty Bancshares, Inc. 10,667 369,505
Hancock Whitney Corp.(a) 31,934 1,545,286
Hanmi Financial Corp. 40,516 1,002,771
HomeTrust Bancshares, Inc. 2,407 58,177
Hope Bancorp, Inc. 79,276 1,015,526
Independent Bank Corp. 4,900 117,208
International Bancshares Corp. 29,703 1,359,209
Macatawa Bank Corp. 10,961 120,900
Metrocity Bankshares, Inc. 9,743 210,741
Northeast Bank 7,614 320,549
PCB Bancorp 17,430 308,337
Peoples Financial Services
Corp.(a) 582 30,171
Renasant Corp. 6,415 241,140
Silvergate Capital Corp., Class
A* 1,930 33,582
Southern First Bancshares,
Inc.* 7,399 338,504
SouthState Corp. 10,238 781,774
UMB Financial Corp. 3,758 313,868
Common Stocks
Shares Value ($)
Banks
Veritex Holdings, Inc. 13,328 374,250
15,779,567
Beverages 1 .3%
Celsius Holdings, Inc.* 2,392 248,863
Coca-Cola Consolidated, Inc. 2,363 1,210,707
Primo Water Corp. 102,070 1,586,168
3,045,738
Biotechnology 7 .1%
2seventy bio, Inc.* 14,171 132,782
ACADIA Pharmaceuticals,
Inc.* 27,827 443,006
Alector, Inc.* 27,619 254,923
Alkermes plc* 67,395 1,761,031
ALX Oncology Holdings,
Inc.*(a) 15,096 170,132
Amicus Therapeutics, Inc.*(a) 79,650 972,527
Anavex Life Sciences
Corp.*(a) 17,119 158,522
Apellis Pharmaceuticals, Inc.* 10,179 526,356
Arcus Biosciences, Inc.*(a) 6,640 137,315
Arrowhead Pharmaceuticals,
Inc.*(a) 7,590 307,850
Aurinia Pharmaceuticals, Inc.* 14,189 61,296
Avidity Biosciences, Inc.*(a) 1,520 33,729
BioCryst Pharmaceuticals,
Inc.*(a) 26,560 304,909
Bridgebio Pharma, Inc.*(a) 9,783 74,546
Catalyst Pharmaceuticals,
Inc.* 20,260 376,836
Celldex Therapeutics, Inc.* 1,768 78,800
Cogent Biosciences, Inc.*(a) 2,311 26,715
Deciphera Pharmaceuticals,
Inc.* 4,199 68,822
Denali Therapeutics, Inc.* 23,100 642,411
Design Therapeutics, Inc.*(a) 7,294 74,836
Eagle Pharmaceuticals, Inc.* 11,292 330,065
Enanta Pharmaceuticals, Inc.* 8,952 416,447
Erasca, Inc.*(a) 19,154 82,554
Fate Therapeutics, Inc.* 12,198 123,078
Generation Bio Co.*(a) 31,569 124,066
Gossamer Bio, Inc.*(a) 41,180 89,361
Heron Therapeutics, Inc.*(a) 9,836 24,590
IGM Biosciences, Inc.* 11,504 195,683
ImmunoGen, Inc.* 40,224 199,511
Inhibrx, Inc.* 732 18,037
Insmed, Inc.* 22,351 446,573
Intercept Pharmaceuticals,
Inc.* 19,227 237,838
Iovance Biotherapeutics, Inc.* 85,449 546,019
iTeos Therapeutics, Inc.* 6,988 136,476
IVERIC bio, Inc.* 1,736 37,168
KalVista Pharmaceuticals,
Inc.*(a) 37,841 255,805
Karuna Therapeutics, Inc.* 3,890 764,385
Keros Therapeutics, Inc.* 8,397 403,224
Kiniksa Pharmaceuticals Ltd.,
Class A*(a) 20,972 314,161
Kinnate Biopharma, Inc.* 3,650 22,265
Kodiak Sciences, Inc.* 24,437 174,969

NVIT GS Small Cap Equity Insights Fund - December 31, 2022 - Statement of Investments - 45
Common Stocks
Shares Value ($)
Biotechnology
Kura Oncology, Inc.* 5,885 73,033
Madrigal Pharmaceuticals,
Inc.*(a) 1,417 411,284
MeiraGTx Holdings plc* 8,375 54,605
Morphic Holding, Inc.* 4,677 125,110
Myriad Genetics, Inc.* 3,048 44,227
Nurix Therapeutics, Inc.* 18,266 200,561
Organogenesis Holdings, Inc.* 54,957 147,834
PMV Pharmaceuticals, Inc.*(a) 26,583 231,272
Praxis Precision Medicines,
Inc.*(a) 60,606 144,242
Prometheus Biosciences, Inc.* 2,179 239,690
PTC Therapeutics, Inc.* 22,298 851,115
Rallybio Corp.*(a) 4,937 32,436
RAPT Therapeutics, Inc.*(a) 5,108 101,138
Sage Therapeutics, Inc.* 7,125 271,748
Sana Biotechnology, Inc.*(a) 34,855 137,677
Sutro Biopharma, Inc.* 70,927 573,090
Vanda Pharmaceuticals, Inc.* 81,963 605,707
Vaxcyte, Inc.* 1,218 58,403
Vir Biotechnology, Inc.* 2,969 75,145
Viridian Therapeutics, Inc.* 1,982 57,894
Xencor, Inc.*(a) 2,631 68,511
16,054,341
Building Products 0 .3%
CSW Industrials, Inc. 1,704 197,545
Zurn Elkay Water Solutions
Corp. 20,828 440,512
638,057
Capital Markets 1 .1%
Focus Financial Partners, Inc.,
Class A* 10,373 386,602
Hamilton Lane, Inc., Class A 2,976 190,107
Oppenheimer Holdings, Inc.,
Class A 13,930 589,657
PJT Partners, Inc., Class A 8,979 661,662
Victory Capital Holdings, Inc.,
Class A 26,868 720,868
2,548,896
Chemicals 1 .6%
Aspen Aerogels, Inc.* 6,671 78,651
Diversey Holdings Ltd.* 84,106 358,292
Innospec, Inc. 12,464 1,282,047
LSB Industries, Inc.* 21,214 282,146
Minerals Technologies, Inc. 24,624 1,495,169
Tronox Holdings plc 12,959 177,668
3,673,973
Commercial Services & Supplies 0 .7%
ACV Auctions, Inc., Class
A*(a) 2,807 23,045
Aris Water Solution, Inc., Class
A 2,060 29,685
Brady Corp., Class A 6,337 298,473
BrightView Holdings, Inc.* 27,421 188,931
Ennis, Inc. 33,958 752,509
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Heritage-Crystal Clean,
Inc.*(a) 11,944 387,941
1,680,584
Communications Equipment 0 .5%
Clearfield, Inc.* 5,503 518,052
Extreme Networks, Inc.* 16,206 296,732
NetScout Systems, Inc.* 11,282 366,778
1,181,562
Construction & Engineering 1 .6%
Arcosa, Inc. 7,966 432,873
Comfort Systems USA, Inc. 6,146 707,282
Dycom Industries, Inc.* 6,749 631,706
Fluor Corp.*(a) 29,490 1,022,123
Great Lakes Dredge & Dock
Corp.* 8,018 47,707
Northwest Pipe Co.* 1,744 58,773
Primoris Services Corp. 33,543 735,933
Tutor Perini Corp.* 12,410 93,696
3,730,093
Construction Materials 0 .8%
Summit Materials, Inc., Class
A* 58,688 1,666,152
United States Lime & Minerals,
Inc. 563 79,248
1,745,400
Consumer Finance 1 .2%
EZCORP, Inc., Class A*(a) 66,155 539,163
FirstCash Holdings, Inc. 17,115 1,487,465
LendingClub Corp.* 11,905 104,764
LendingTree, Inc.* 2,335 49,806
Nelnet, Inc., Class A 1,797 163,078
Regional Management Corp. 11,818 331,849
2,676,125
Diversified Consumer Services 0 .8%
Duolingo, Inc.* 6,002 426,922
Graham Holdings Co., Class B 106 64,046
Laureate Education, Inc.,
Class A 58,597 563,703
Perdoceo Education Corp.* 5,627 78,216
Stride, Inc.* 23,983 750,188
1,883,075
Diversified Financial Services 0 .7%
Alerus Financial Corp. 1,188 27,740
A-Mark Precious Metals, Inc.
(a) 23,027 799,728
Banco Latinoamericano de
Comercio Exterior SA, Class
E* 47,231 765,142
1,592,610
Diversified Telecommunication Services 0 .3%
Globalstar, Inc.*(a) 172,396 229,287
Iridium Communications, Inc.* 8,048 413,667
642,954
Electrical Equipment 2 .6%
Array Technologies, Inc.* 23,019 444,957
Atkore, Inc.* 15,913 1,804,852

46 - Statement of Investments - December 31, 2022 - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Electrical Equipment
Encore Wire Corp.(a) 12,122 1,667,502
FTC Solar, Inc.*(a) 18,343 49,159
GrafTech International Ltd. 51,320 244,283
Powell Industries, Inc. 22,286 784,022
Shoals Technologies Group,
Inc., Class A* 12,783 315,357
Stem, Inc.*(a) 24,049 214,998
Thermon Group Holdings, Inc.* 11,183 224,555
TPI Composites, Inc.* 13,701 138,928
5,888,613
Electronic Equipment, Instruments & Components 1 .8%
Advanced Energy Industries,
Inc. 1,365 117,090
Belden, Inc. 1,418 101,954
Benchmark Electronics, Inc. 8,682 231,723
ePlus, Inc.* 17,315 766,708
Fabrinet* 9,605 1,231,553
PC Connection, Inc. 5,491 257,528
Sanmina Corp.* 4,476 256,430
TTM Technologies, Inc.* 9,325 140,621
Vishay Intertechnology, Inc. 19,252 415,266
Vishay Precision Group, Inc.* 15,279 590,533
4,109,406
Energy Equipment & Services 1 .6%
Borr Drilling Ltd.* 7,534 37,444
Cactus, Inc., Class A 5,535 278,189
DMC Global, Inc.* 1,708 33,204
Dril-Quip, Inc.* 8,009 217,605
Liberty Energy, Inc., Class A 41,765 668,658
Nabors Industries Ltd.* 3,095 479,323
NexTier Oilfield Solutions, Inc.* 53,559 494,885
Oceaneering International,
Inc.* 6,323 110,589
Oil States International,
Inc.*(a) 49,955 372,664
Patterson-UTI Energy, Inc. 3,547 59,731
RPC, Inc. 78,427 697,216
Select Energy Services, Inc.,
Class A 10,485 96,881
TETRA Technologies, Inc.* 12,900 44,634
US Silica Holdings, Inc.* 3,662 45,775
3,636,798
Equity Real Estate Investment Trusts (REITs) 6 .5%
Brandywine Realty Trust 44,670 274,721
Chatham Lodging Trust 102,655 1,259,577
City Office REIT, Inc. 12,095 101,356
Community Healthcare Trust,
Inc. 14,059 503,312
DiamondRock Hospitality Co. 149,633 1,225,494
Equity Commonwealth 55,021 1,373,874
Essential Properties Realty
Trust, Inc.(a) 17,601 413,096
Four Corners Property Trust,
Inc.(a) 4,294 111,343
Global Medical REIT, Inc. 4,140 39,247
Hersha Hospitality Trust, Class
A 25,641 218,461
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Independence Realty Trust,
Inc.(a) 45,947 774,666
LXP Industrial Trust 132,521 1,327,860
Macerich Co. (The) 11,479 129,254
NexPoint Residential Trust,
Inc. 29,219 1,271,611
Outfront Media, Inc.(a) 84,619 1,402,983
RLJ Lodging Trust 127,150 1,346,519
Service Properties Trust 31,525 229,817
STAG Industrial, Inc.(a) 57,003 1,841,767
Tanger Factory Outlet Centers,
Inc.(a) 3,505 62,880
Terreno Realty Corp. 8,226 467,813
Uniti Group, Inc.(a) 59,051 326,552
Universal Health Realty
Income Trust 2,193 104,672
14,806,875
Food & Staples Retailing 0 .4%
Chefs' Warehouse, Inc.
(The)*(a) 19,233 640,074
Ingles Markets, Inc., Class A 1,736 167,455
807,529
Food Products 1 .2%
B&G Foods, Inc.(a) 1,367 15,242
Cal-Maine Foods, Inc. 14,677 799,163
Fresh Del Monte Produce, Inc. 7,016 183,749
Hostess Brands, Inc.* 19,205 430,960
John B Sanfilippo & Son, Inc. 15,332 1,246,798
2,675,912
Gas Utilities 0 .7%
ONE Gas, Inc. 20,715 1,568,540
Health Care Equipment & Supplies 4 .6%
AngioDynamics, Inc.* 20,652 284,378
Artivion, Inc.*(a) 13,551 164,238
AtriCure, Inc.* 7,855 348,605
Avanos Medical, Inc.* 19,628 531,134
Axonics, Inc.*(a) 16,618 1,039,124
Cardiovascular Systems, Inc.* 9,073 123,574
Cerus Corp.* 32,733 119,475
Figs, Inc., Class A*(a) 25,213 169,683
Inari Medical, Inc.*(a) 12,381 786,936
Inspire Medical Systems, Inc.* 6,470 1,629,664
iRadimed Corp.(a) 2,682 75,874
LeMaitre Vascular, Inc.(a) 7,025 323,290
LivaNova plc* 15,583 865,480
Nevro Corp.* 13,928 551,549
NuVasive, Inc.* 10,309 425,143
Shockwave Medical, Inc.* 6,267 1,288,558
Surmodics, Inc.* 13,880 473,586
Tactile Systems Technology,
Inc.* 2,983 34,245
TransMedics Group, Inc.* 3,326 205,281
Utah Medical Products, Inc. 4,944 497,020
Varex Imaging Corp.* 16,356 332,027
ViewRay, Inc.* 25,107 112,479
10,381,343
Health Care Providers & Services 2 .9%
AdaptHealth Corp.* 9,038 173,710

NVIT GS Small Cap Equity Insights Fund - December 31, 2022 - Statement of Investments - 47
Common Stocks
Shares Value ($)
Health Care Providers & Services
Addus HomeCare Corp.* 1,835 182,564
AirSculpt Technologies, Inc.(a) 30,556 113,057
AMN Healthcare Services,
Inc.* 14,428 1,483,487
Apollo Medical Holdings, Inc.* 884 26,158
Brookdale Senior Living,
Inc.*(a) 20,012 54,633
Cano Health, Inc.*(a) 65,930 90,324
Castle Biosciences, Inc.* 9,971 234,717
Community Health Systems,
Inc.*(a) 111,745 482,738
CorVel Corp.* 2,050 297,927
Cross Country Healthcare,
Inc.* 8,534 226,748
HealthEquity, Inc.* 2,121 130,739
Hims & Hers Health, Inc.*(a) 47,407 303,879
Joint Corp. (The)* 3,308 46,246
National HealthCare Corp. 9,735 579,233
OPKO Health, Inc.*(a) 97,249 121,561
Option Care Health, Inc.* 23,948 720,595
Owens & Minor, Inc.*(a) 9,223 180,125
Pennant Group, Inc. (The)* 3,311 36,355
PetIQ, Inc.* 39,454 363,766
Progyny, Inc.* 566 17,631
Select Medical Holdings Corp.
(a) 20,009 496,824
Surgery Partners, Inc.* 10,026 279,324
6,642,341
Health Care Technology 0 .5%
Health Catalyst, Inc.* 50,780 539,791
HealthStream, Inc.* 15,676 389,392
Phreesia, Inc.* 6,627 214,450
1,143,633
Hotels, Restaurants & Leisure 2 .8%
Biglari Holdings, Inc., Class B* 610 84,668
Chuy's Holdings, Inc.* 16,416 464,573
Dave & Buster's
Entertainment, Inc.* 25,966 920,235
Denny's Corp.* 16,247 149,635
Everi Holdings, Inc.* 21,983 315,456
First Watch Restaurant Group,
Inc.* 41,142 556,651
Hilton Grand Vacations, Inc.* 21,420 825,527
International Game
Technology plc 19,577 444,006
Kura Sushi USA, Inc., Class A* 1,143 54,498
Noodles & Co., Class A* 7,211 39,588
Portillo's, Inc., Class A*(a) 20,840 340,109
Red Rock Resorts, Inc., Class
A(a) 27,263 1,090,793
Shake Shack, Inc., Class A* 1,166 48,424
Target Hospitality Corp.* 15,979 241,922
Texas Roadhouse, Inc.(a) 8,918 811,092
6,387,177
Household Durables 2 .1%
Cavco Industries, Inc.* 2,011 454,989
Dream Finders Homes, Inc.,
Class A*(a) 19,617 169,883
Common Stocks
Shares Value ($)
Household Durables
Installed Building Products,
Inc.(a) 14,530 1,243,768
iRobot Corp.*(a) 423 20,359
Landsea Homes Corp.* 4,723 24,607
LGI Homes, Inc.*(a) 8,381 776,080
M/I Homes, Inc.* 20,671 954,587
Meritage Homes Corp.* 6,389 589,066
Skyline Champion Corp.* 8,046 414,449
4,647,788
Independent Power and Renewable Electricity Producers
0 .1%
Montauk Renewables, Inc.* 21,568 237,895
Insurance 4 .6%
American Equity Investment
Life Holding Co. 38,489 1,755,868
AMERISAFE, Inc. 25,581 1,329,445
BRP Group, Inc., Class A* 4,194 105,437
CNO Financial Group, Inc. 74,680 1,706,438
Crawford & Co., Class A 21,504 119,562
Employers Holdings, Inc. 34,722 1,497,560
Genworth Financial, Inc.,
Class A* 16,232 85,867
Goosehead Insurance, Inc.,
Class A* 33,852 1,162,478
Investors Title Co. 530 78,202
James River Group Holdings
Ltd. 1,508 31,532
Kinsale Capital Group, Inc. 691 180,710
Palomar Holdings, Inc.* 14,167 639,782
ProAssurance Corp. 25,056 437,728
Stewart Information Services
Corp. 26,421 1,128,970
Tiptree, Inc. 2,267 31,375
Universal Insurance Holdings,
Inc. 5,659 59,929
10,350,883
Interactive Media & Services 0 .7%
Bumble, Inc., Class A* 14,618 307,709
DHI Group, Inc.* 18,289 96,749
Shutterstock, Inc. 7,619 401,674
Vimeo, Inc.* 97,643 334,915
ZipRecruiter, Inc., Class A* 27,938 458,742
1,599,789
Internet & Direct Marketing Retail 0 .6%
aka Brands Holding Corp.*(a) 48,535 61,639
CarParts.com, Inc.* 43,072 269,631
Overstock.com, Inc.* 1,546 29,931
PetMed Express, Inc.(a) 3,645 64,516
Qurate Retail, Inc., Series A* 11,430 18,631
RealReal, Inc. (The)*(a) 205,589 256,986
Revolve Group, Inc.*(a) 16,526 367,869
Xometry, Inc., Class A*(a) 7,729 249,106
1,318,309
IT Services 3 .0%
Cass Information Systems,
Inc. 10,393 476,207
EVERTEC, Inc. 29,136 943,424
ExlService Holdings, Inc.* 9,079 1,538,255

48 - Statement of Investments - December 31, 2022 - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
IT Services
Fastly, Inc., Class A* 7,976 65,324
Hackett Group, Inc. (The) 8,384 170,782
I3 Verticals, Inc., Class A* 18,248 444,156
Maximus, Inc. 24,865 1,823,351
Perficient, Inc.* 10,152 708,914
Sabre Corp.*(a) 42,688 263,812
StoneCo Ltd., Class A* 31,332 295,774
Unisys Corp.* 18,240 93,206
6,823,205
Leisure Products 0 .4%
Malibu Boats, Inc., Class A* 16,994 905,780
MasterCraft Boat Holdings,
Inc.* 2,645 68,426
974,206
Life Sciences Tools & Services 1 .0%
Adaptive Biotechnologies
Corp.*(a) 56,839 434,250
Bionano Genomics, Inc.*(a) 11,837 17,282
Codexis, Inc.* 39,317 183,217
Medpace Holdings, Inc.* 6,957 1,477,736
NanoString Technologies, Inc.* 15,319 122,093
2,234,578
Machinery 2 .7%
Chart Industries, Inc.* 3,457 398,350
CIRCOR International, Inc.* 1,821 43,631
Columbus McKinnon Corp. 14,986 486,595
Douglas Dynamics, Inc. 7,554 273,153
Enerpac Tool Group Corp. 13,840 352,228
Evoqua Water Technologies
Corp.* 11,266 446,134
Franklin Electric Co., Inc. 10,353 825,652
Kennametal, Inc.(a) 17,162 412,918
Miller Industries, Inc. 6,176 164,652
Mueller Industries, Inc. 28,306 1,670,054
Titan International, Inc.* 19,466 298,219
Wabash National Corp. 26,885 607,601
Watts Water Technologies,
Inc., Class A 479 70,044
6,049,231
Marine 1 .2%
Costamare, Inc.(a) 130,394 1,210,056
Eagle Bulk Shipping, Inc.(a) 8,649 431,931
Golden Ocean Group Ltd.(a) 44,932 390,459
Safe Bulkers, Inc. 214,279 623,552
2,655,998
Media 1 .5%
Clear Channel Outdoor
Holdings, Inc.* 49,253 51,716
Daily Journal Corp.* 793 198,654
EW Scripps Co. (The), Class
A* 53,899 710,928
Gray Television, Inc. 30,897 345,737
Magnite, Inc.*(a) 6,249 66,177
Scholastic Corp. 19,175 756,646
Sinclair Broadcast Group, Inc.,
Class A 8,714 135,154
TechTarget, Inc.*(a) 15,417 679,273
Common Stocks
Shares Value ($)
Media
Thryv Holdings, Inc.*(a) 23,754 451,326
3,395,611
Metals & Mining 1 .6%
Alpha Metallurgical Resources,
Inc. 4,730 692,425
ATI, Inc.* 2,220 66,289
Coeur Mining, Inc.* 170,467 572,769
Constellium SE* 23,622 279,448
Piedmont Lithium, Inc.* 4,984 219,396
TimkenSteel Corp.* 27,162 493,533
Warrior Met Coal, Inc. 34,748 1,203,671
3,527,531
Mortgage Real Estate Investment Trusts (REITs) 0 .8%
BrightSpire Capital, Inc.(a) 45,278 282,082
Chimera Investment Corp.(a) 105,796 581,878
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 3,913 113,399
MFA Financial, Inc. 5,485 54,027
Nexpoint Real Estate Finance,
Inc.(a) 29,435 467,722
PennyMac Mortgage
Investment Trust(a) 16,160 200,222
TPG RE Finance Trust, Inc. 31,130 211,373
1,910,703
Multiline Retail 0 .0%
†
Dillard's, Inc., Class A(a) 331 106,979
Oil, Gas & Consumable Fuels 6 .3%
Ardmore Shipping Corp.* 40,826 588,303
Chord Energy Corp. 4,878 667,359
Civitas Resources, Inc. 24,793 1,436,258
Comstock Resources, Inc.(a) 28,084 385,032
CONSOL Energy, Inc.(a) 3,385 220,025
DHT Holdings, Inc. 8,086 71,804
Equitrans Midstream Corp. 52,508 351,804
Frontline Ltd.*(a) 16,761 203,478
Golar LNG Ltd.*(a) 59,783 1,362,455
International Seaways, Inc. 12,411 459,455
Kosmos Energy Ltd.* 48,924 311,157
Laredo Petroleum, Inc.* 8,230 423,187
Magnolia Oil & Gas Corp.,
Class A(a) 69,731 1,635,192
Matador Resources Co.(a) 10,608 607,202
Murphy Oil Corp. 2,337 100,514
Nordic American Tankers Ltd. 52,519 160,708
PBF Energy, Inc., Class A 10,912 444,991
Peabody Energy Corp.*(a) 2,289 60,475
Scorpio Tankers, Inc. 28,831 1,550,243
SFL Corp. Ltd. 116,893 1,077,753
SM Energy Co. 25,932 903,211
Talos Energy, Inc.* 17,635 332,949
Teekay Corp.* 18,755 85,148
Teekay Tankers Ltd., Class A* 20,527 632,437
W&T Offshore, Inc.*(a) 55,915 312,006
14,383,146
Paper & Forest Products 0 .1%
Sylvamo Corp. 3,291 159,910

NVIT GS Small Cap Equity Insights Fund - December 31, 2022 - Statement of Investments - 49
Common Stocks
Shares Value ($)
Personal Products 0 .2%
Beauty Health Co. (The)*(a) 30,903 281,217
Herbalife Nutrition Ltd.*(a) 10,126 150,675
431,892
Pharmaceuticals 1 .3%
Aclaris Therapeutics, Inc.* 7,704 121,338
Amneal Pharmaceuticals, Inc.* 64,716 128,785
Amphastar Pharmaceuticals,
Inc.* 10,234 286,757
Arvinas, Inc.*(a) 13,697 468,574
Axsome Therapeutics, Inc.*(a) 1,022 78,827
Cassava Sciences, Inc.*(a) 3,623 107,023
DICE Therapeutics, Inc.* 8,533 266,230
Edgewise Therapeutics,
Inc.*(a) 8,325 74,426
Esperion Therapeutics, Inc.*(a) 22,035 137,278
Harmony Biosciences
Holdings, Inc.* 6,483 357,213
Phathom Pharmaceuticals,
Inc.*(a) 3,051 34,232
Phibro Animal Health Corp.,
Class A 48,594 651,646
SIGA Technologies, Inc.(a) 19,481 143,380
2,855,709
Professional Services 1 .3%
CBIZ, Inc.* 17,669 827,793
Exponent, Inc.(a) 16,770 1,661,739
First Advantage Corp.* 7,377 95,901
Forrester Research, Inc.* 984 35,188
Franklin Covey Co.* 5,465 255,598
Red Violet, Inc.*(a) 5,057 116,412
2,992,631
Real Estate Management & Development 0 .6%
Newmark Group, Inc., Class A 25,091 199,975
St Joe Co. (The) 28,247 1,091,747
1,291,722
Road & Rail 0 .5%
ArcBest Corp. 490 34,320
Marten Transport Ltd. 50,355 996,022
1,030,342
Semiconductors & Semiconductor Equipment 2 .0%
Ambarella, Inc.* 510 41,937
Axcelis Technologies, Inc.* 18,856 1,496,412
Cohu, Inc.*(a) 10,238 328,128
Diodes, Inc.* 11,081 843,707
FormFactor, Inc.* 15,161 337,029
MaxLinear, Inc.* 25,564 867,898
Power Integrations, Inc. 5,022 360,178
Semtech Corp.* 5,719 164,078
Synaptics, Inc.* 1,323 125,897
4,565,264
Software 6 .6%
A10 Networks, Inc. 28,872 480,141
Alarm.com Holdings, Inc.* 16,863 834,381
Altair Engineering, Inc., Class
A* 11,577 526,406
American Software, Inc., Class
A 29,086 426,983
Common Stocks
Shares Value ($)
Software
Amplitude, Inc., Class A*(a) 31,854 384,796
Asana, Inc., Class A*(a) 24,261 334,074
Blackbaud, Inc.* 8,056 474,176
Box, Inc., Class A*(a) 4,434 138,030
Clear Secure, Inc., Class A(a) 26,105 716,060
CommVault Systems, Inc.* 23,886 1,500,996
Consensus Cloud Solutions,
Inc.* 9,227 496,044
Domo, Inc., Class B* 3,316 47,220
Duck Creek Technologies,
Inc.* 60,970 734,689
Ebix, Inc. 7,649 152,674
EngageSmart, Inc.*(a) 3,839 67,566
Envestnet, Inc.* 1,693 104,458
Instructure Holdings, Inc.*(a) 30,072 704,888
MicroStrategy, Inc., Class
A*(a) 256 36,242
Model N, Inc.*(a) 9,156 371,367
Momentive Global, Inc.* 10,714 74,998
PagerDuty, Inc.*(a) 9,233 245,229
PowerSchool Holdings, Inc.,
Class A*(a) 4,508 104,045
PROS Holdings, Inc.* 17,471 423,846
Q2 Holdings, Inc.* 27,377 735,620
Qualys, Inc.* 1,796 201,565
Rapid7, Inc.*(a) 12,378 420,604
Sapiens International Corp.
NV(a) 8,226 152,017
Sprout Social, Inc., Class A* 1,236 69,785
SPS Commerce, Inc.*(a) 12,611 1,619,631
Tenable Holdings, Inc.* 31,625 1,206,494
Verint Systems, Inc.* 7,267 263,647
Workiva, Inc.* 4,526 380,048
Yext, Inc.* 30,181 197,082
Zuora, Inc., Class A* 34,692 220,641
14,846,443
Specialty Retail 2 .1%
Aaron's Co., Inc. (The) 3,809 45,518
Abercrombie & Fitch Co.,
Class A* 19,558 448,074
American Eagle Outfitters, Inc. 7,120 99,395
Arko Corp. 15,074 130,541
Asbury Automotive Group,
Inc.*(a) 1,260 225,855
Boot Barn Holdings, Inc.* 7,364 460,397
Buckle, Inc. (The) 16,495 748,048
Build-A-Bear Workshop, Inc.* 1,090 25,986
Children's Place, Inc. (The)*(a) 2,469 89,921
Murphy USA, Inc. 6,951 1,943,082
Sally Beauty Holdings, Inc.*(a) 12,710 159,129
Urban Outfitters, Inc.* 12,399 295,716
Warby Parker, Inc., Class A*(a) 1,019 13,746
Winmark Corp. 426 100,464
4,785,872
Technology Hardware, Storage & Peripherals 0 .7%
Corsair Gaming, Inc.* 5,398 73,251
Super Micro Computer, Inc.* 18,833 1,546,189
1,619,440

50 - Statement of Investments - December 31, 2022 - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 0 .4%
Crocs, Inc.*(a) 6,486 703,277
Fossil Group, Inc.* 29,897 128,856
Movado Group, Inc. 867 27,961
Oxford Industries, Inc. 876 81,625
941,719
Thrifts & Mortgage Finance 1 .9%
Axos Financial, Inc.* 25,985 993,147
Capitol Federal Financial, Inc. 105,169 909,712
Home Bancorp, Inc. 8,903 356,387
Luther Burbank Corp. 10,138 112,633
Merchants Bancorp 30,704 746,721
Provident Bancorp, Inc. 8,481 61,742
Radian Group, Inc. 3,219 61,386
TrustCo Bank Corp. 29,639 1,114,130
4,355,858
Tobacco 0 .1%
Turning Point Brands, Inc. 5,461 118,121
Trading Companies & Distributors 2 .3%
Applied Industrial
Technologies, Inc. 8,159 1,028,279
DXP Enterprises, Inc.* 1,203 33,143
H&E Equipment Services, Inc. 33,486 1,520,264
Herc Holdings, Inc. 1,246 163,936
Hudson Technologies, Inc.* 2,092 21,171
MRC Global, Inc.* 65,812 762,103
NOW, Inc.* 80,288 1,019,658
Titan Machinery, Inc.* 13,570 539,136
Veritiv Corp. 364 44,302
5,131,992
Total Common Stocks
(cost $226,026,124) 224,808,695
Repurchase Agreements 3 .7%
Principal
Amount ($)
Bank of America NA,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $2,000,956,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $2,040,000.(b)(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,148,643,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$1,171,055.(b)(c) 1,148,094 1,148,094
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $250,120,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 1/12/2023 -
2/15/2051; total market
value $255,133.(b)(c) 250,000 250,000
Pershing LLC,
4.33%, dated 12/30/2022,
due 1/3/2023, repurchase
price $5,002,406,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.63%
- 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$5,100,000.(b)(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $8,398,094) 8,398,094
Total Investments
(cost $234,424,218) — 103.0% 233,206,789
Liabilities in excess of other assets — (3.0)% (6,758,845)
NET ASSETS — 100.0%
$ 226,447,944

NVIT GS Small Cap Equity Insights Fund - December 31, 2022 - Statement of Investments - 51
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $28,111,437, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,398,094 and by
$21,057,334 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $29,455,428.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$8,398,094.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

52 - Statement of Investments - December 31, 2022 - NVIT U.S. 130/30 Equity Fund
Common Stocks 96 .4%
Shares Value ($)
Aerospace & Defense 1 .2%
Lockheed Martin Corp. 16,231 7,896,219
Textron, Inc. 53,308 3,774,207
11,670,426
Air Freight & Logistics 2 .4%
Expeditors International of
Washington, Inc. 74,971 7,790,986
FedEx Corp. 93,326 16,164,063
23,955,049
Auto Components 0 .8%
Lear Corp. 61,515 7,629,090
Automobiles 1 .2%
Tesla, Inc.* 94,789 11,676,109
Banks 3 .1%
Comerica, Inc. 120,997 8,088,649
First Republic Bank 40,116 4,889,739
Regions Financial Corp. 497,414 10,724,246
Western Alliance Bancorp 19,907 1,185,661
Zions Bancorp NA 131,005 6,440,206
31,328,501
Biotechnology 4 .5%
Exelixis, Inc.* 294,709 4,727,132
Incyte Corp.* 112,950 9,072,144
Ionis Pharmaceuticals, Inc.* 81,254 3,068,964
Ultragenyx Pharmaceutical,
Inc.* 58,119 2,692,653
United Therapeutics Corp.* 29,851 8,301,265
Vertex Pharmaceuticals, Inc.* 61,385 17,726,760
45,588,918
Building Products 0 .7%
Trane Technologies plc 39,627 6,660,902
Capital Markets 1 .9%
Interactive Brokers Group,
Inc., Class A 35,301 2,554,027
LPL Financial Holdings, Inc. 32,590 7,044,980
MarketAxess Holdings, Inc. 1,823 508,417
Raymond James Financial,
Inc. 80,195 8,568,836
18,676,260
Chemicals 3 .3%
CF Industries Holdings, Inc. 116,971 9,965,929
Corteva, Inc. 273,231 16,060,518
Eastman Chemical Co. 13,108 1,067,516
FMC Corp. 49,121 6,130,301
33,224,264
Commercial Services & Supplies 0 .2%
Republic Services, Inc. 17,848 2,302,213
Communications Equipment 1 .8%
F5, Inc.* 36,311 5,210,992
Juniper Networks, Inc. 393,037 12,561,462
17,772,454
Consumer Finance 1 .4%
SLM Corp. 181,820 3,018,212
Synchrony Financial 331,879 10,905,544
13,923,756
Common Stocks
Shares Value ($)
Containers & Packaging 0 .4%
Sealed Air Corp. 88,678 4,423,259
Electric Utilities 1 .9%
NRG Energy, Inc. 275,263 8,758,868
Pinnacle West Capital Corp. 138,145 10,504,546
19,263,414
Electrical Equipment 0 .5%
Vertiv Holdings Co. 352,789 4,819,098
Electronic Equipment, Instruments & Components 0 .4%
Avnet, Inc. 100,743 4,188,894
Entertainment 1 .4%
Live Nation Entertainment,
Inc.* 151,100 10,537,714
Madison Square Garden
Sports Corp., Class A 13,600 2,493,288
Playtika Holding Corp.* 84,243 716,908
13,747,910
Equity Real Estate Investment Trusts (REITs) 1 .4%
Camden Property Trust 73,768 8,253,164
Host Hotels & Resorts, Inc. 359,701 5,773,201
Ryman Hospitality Properties,
Inc. 5,667 463,447
14,489,812
Food Products 2 .0%
Lamb Weston Holdings, Inc. 128,776 11,507,423
Post Holdings, Inc.* 93,637 8,451,676
19,959,099
Health Care Equipment & Supplies 0 .5%
Dexcom, Inc.* 45,065 5,103,161
Health Care Providers & Services 5 .4%
Cardinal Health, Inc. 96,274 7,400,583
DaVita, Inc.* 58,267 4,350,797
HCA Healthcare, Inc. 78,166 18,756,713
Humana, Inc. 35,120 17,988,113
McKesson Corp. 2,344 879,281
Molina Healthcare, Inc.* 16,313 5,386,879
54,762,366
Hotels, Restaurants & Leisure 3 .8%
Domino's Pizza, Inc. 30,848 10,685,747
Expedia Group, Inc.* 110,563 9,685,319
Hilton Worldwide Holdings,
Inc. 112,654 14,234,960
Travel + Leisure Co. 96,941 3,528,652
38,134,678
Household Products 1 .1%
Clorox Co. (The) 78,331 10,992,189
Independent Power and Renewable Electricity Producers
0 .6%
Vistra Corp. 257,897 5,983,210
Insurance 5 .4%
Allstate Corp. (The) 132,715 17,996,154
Brighthouse Financial, Inc.* 114,986 5,895,332
Everest Re Group Ltd. 21,327 7,064,996
Lincoln National Corp. 80,575 2,475,264
Reinsurance Group of
America, Inc. 70,322 9,992,053

NVIT U.S. 130/30 Equity Fund - December 31, 2022 - Statement of Investments - 53
Common Stocks
Shares Value ($)
Insurance
W R Berkley Corp. 151,323 10,981,510
54,405,309
Interactive Media & Services 3 .4%
Alphabet, Inc., Class C* 142,724 12,663,901
Meta Platforms, Inc., Class A* 161,292 19,409,879
Snap, Inc., Class A* 271,215 2,427,374
34,501,154
Internet & Direct Marketing Retail 2 .2%
Amazon.com, Inc.* 253,533 21,296,772
MercadoLibre, Inc.* 1,438 1,216,893
22,513,665
IT Services 4 .7%
EPAM Systems, Inc.* 29,946 9,814,502
Fidelity National Information
Services, Inc. 236,075 16,017,689
GoDaddy, Inc., Class A* 108,478 8,116,324
VeriSign, Inc.* 64,711 13,294,228
47,242,743
Machinery 2 .1%
AGCO Corp. 42,953 5,957,152
Allison Transmission Holdings,
Inc. 76,046 3,163,514
Fortive Corp. 127,430 8,187,377
Oshkosh Corp. 47,226 4,164,861
21,472,904
Multiline Retail 1 .9%
Dillard's, Inc., Class A 5,109 1,651,229
Target Corp. 119,443 17,801,784
19,453,013
Multi-Utilities 1 .5%
Ameren Corp. 106,256 9,448,284
DTE Energy Co. 45,327 5,327,282
14,775,566
Oil, Gas & Consumable Fuels 3 .1%
APA Corp. 39,889 1,862,018
Cheniere Energy, Inc. 25,257 3,787,540
EOG Resources, Inc. 31,401 4,067,057
Marathon Oil Corp. 196,840 5,328,459
Marathon Petroleum Corp. 85,753 9,980,792
Valero Energy Corp. 45,458 5,766,802
30,792,668
Pharmaceuticals 0 .3%
Viatris, Inc. 297,132 3,307,079
Road & Rail 0 .6%
Lyft, Inc., Class A* 462,676 5,098,690
Schneider National, Inc., Class
B 59,066 1,382,144
6,480,834
Semiconductors & Semiconductor Equipment 2 .0%
ON Semiconductor Corp.* 95,311 5,944,547
Qorvo, Inc.* 104,789 9,498,075
Teradyne, Inc. 52,183 4,558,185
20,000,807
Software 11 .3%
Atlassian Corp., Class A* 59,795 7,694,420
Common Stocks
Shares Value ($)
Software
Crowdstrike Holdings, Inc.,
Class A* 25,527 2,687,738
DocuSign, Inc.* 76,785 4,255,425
Dropbox, Inc., Class A* 126,776 2,837,247
Fortinet, Inc.* 260,890 12,754,912
Microsoft Corp. 221,896 53,215,099
New Relic, Inc.* 46,900 2,647,505
Nutanix, Inc., Class A* 49,845 1,298,462
Palo Alto Networks, Inc.* 83,100 11,595,774
Qualys, Inc.* 18,099 2,031,251
Splunk, Inc.* 87,802 7,558,874
Tenable Holdings, Inc.* 52,325 1,996,199
Zscaler, Inc.* 30,642 3,428,840
114,001,746
Specialty Retail 5 .5%
AutoZone, Inc.* 7,219 17,803,354
O'Reilly Automotive, Inc.* 21,973 18,545,871
Ross Stores, Inc. 40,805 4,736,236
Ulta Beauty, Inc.* 29,660 13,912,616
54,998,077
Technology Hardware, Storage & Peripherals 8 .3%
Apple, Inc. 352,751 45,832,937
Dell Technologies, Inc., Class
C 272,065 10,942,454
HP, Inc. 421,526 11,326,404
NetApp, Inc. 81,249 4,879,815
Pure Storage, Inc., Class A* 108,487 2,903,112
Western Digital Corp.* 225,202 7,105,123
82,989,845
Textiles, Apparel & Luxury Goods 0 .6%
Under Armour, Inc., Class A* 553,997 5,628,610
Tobacco 1 .6%
Altria Group, Inc. 361,958 16,545,100
Total Investments
(cost $934,592,040) — 96.4% 969,384,152
Other assets in excess of liabilities — 3.6% 36,005,274
NET ASSETS — 100.0%
$ 1,005,389,426
*
Denotes a non-income producing security.
REIT Real Estate Investment Trust

54 - Statement of Investments - December 31, 2022 - NVIT U.S. 130/30 Equity Fund
OTC Total return swap contracts outstanding as of December 31, 2022 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 32,866 83,152 83,152
Albemarle Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 51,468 165,471 165,471
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 173,225 64,093 64,093
Ameren Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 16,085 2,091 2,091
Arista Networks, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 16,146 35,198 35,198
Avnet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 39,327 60,564 60,564
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 75,156 118,746 118,746
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 1,989 5,888 5,888
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 69,021 135,281 135,281
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 243,949 34,153 34,153
Comerica, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 17,173 32,629 32,629
Dell Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 38,551 56,284 56,284
DocuSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 34,271 90,818 90,818
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 298,724 122,477 122,477
DTE Energy Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 55,191 14,487 14,487
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 3,333 36,963 36,963
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 99,670 87,709 87,709
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 6,203 10,695 10,695

NVIT U.S. 130/30 Equity Fund - December 31, 2022 - Statement of Investments - 55
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 80,442 50,678 50,678
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 37,586 16,162 16,162
F5, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 35,969 167,975 167,975
FactSet Research
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 11,230 85,124 85,124
Fair Isaac Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 5,197 42,927 42,927
First Republic Bank OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 45,680 142,522 142,522
FMC Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 32,091 23,106 23,106
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 45,370 46,731 46,731
Fortive Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 43,577 37,912 37,912
Gen Digital, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 118,614 80,065 80,065
GoDaddy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 54,915 107,084 107,084
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 97,329 5,380 5,380
Healthcare Realty
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 69,093 55 55
Healthpeak
Properties, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 127,937 46,057 46,057
Host Hotels &
Resorts, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 236,891 125,552 125,552
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 60,576 53,307 53,307
Informatica, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 42,654 30,711 30,711
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 29,846 19,400 19,400
Lamb Weston
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 7,698 5,196 5,196

56 - Statement of Investments - December 31, 2022 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Lincoln National
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 86,275 102,667 102,667
LPL Financial
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 10,757 34,207 34,207
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 85,640 77,076 77,076
Madison Square
Garden Sports Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 16,915 71,550 71,550
Mirati Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 13,540 45,088 45,088
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 70,100 131,788 131,788
Netflix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 70,621 1,271,178 1,271,178
New Relic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 54,163 129,991 129,991
NextEra Energy
Partners LP
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 61,901 58,806 58,806
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 84,000 37,800 37,800
ON Semiconductor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 93,247 194,886 194,886
Oshkosh Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 29,863 60,025 60,025
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 135,249 197,463 197,463
Pinnacle West
Capital Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 3,032 288 288
Playtika Holding
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 150,691 93,428 93,428
Pure Storage, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 132,467 63,584 63,584
Qorvo, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 14,730 41,981 41,981
Qualys, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 24,842 70,303 70,303
Raymond James
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 51,552 52,068 52,068

NVIT U.S. 130/30 Equity Fund - December 31, 2022 - Statement of Investments - 57
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 27,845 41,768 41,768
Republic Services,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 68,242 5,118 5,118
Ryman Hospitality
Properties, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 300 765 765
Sarepta
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 68,912 221,208 221,208
SBA
Communications
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 47,858 111,030 111,030
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 407,605 183,423 183,423
Splunk, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 7,494 23,156 23,156
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 55,604 112,876 112,876
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 73,259 235,893 235,893
Textron, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 79,060 69,573 69,573
Trane Technologies
plc
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 54,055 74,596 74,596
Travel + Leisure Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 29,092 54,402 54,402
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 80,911 227,360 227,360
United Therapeutics
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 10,730 50,753 50,753
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 6,184 26,653 26,653
Vertiv Holdings Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 200,493 264,651 264,651
Viatris, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 798,848 263,620 263,620
Western Alliance
Bancorp
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 20,288 65,733 65,733
Western Digital
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 62,265 83,435 83,435

58 - Statement of Investments - December 31, 2022 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Zions Bancorp NA OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 81,836 97,385 97,385
– –
Total unrealized appreciation 7,190,218 7,190,218
– –
ADT, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 137,117 (18,512) (18,512)
Affirm Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 25,997 (16,639) (16,639)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 116,583 (6,995) (6,995)
Agree Realty Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 49,443 (47,466) (47,466)
Alnylam
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 10,579 (63,791) (63,791)
Altice USA, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 515,928 (165,097) (165,097)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 238,097 (26,190) (26,190)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 106,844 (178,430) (178,430)
Applied Industrial
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 7,558 (11,791) (11,791)
AppLovin Corp. Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 162,375 (183,484) (183,484)
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 70,184 (191,602) (191,602)
ASGN, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 39,596 (82,756) (82,756)
Aspen Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 17,871 (88,104) (88,104)
Azenta, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 32,794 (48,207) (48,207)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 175,583 (193,142) (193,142)
Biogen, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 18,249 (52,557) (52,557)
BlackRock, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 4,420 (36,686) (36,686)

NVIT U.S. 130/30 Equity Fund - December 31, 2022 - Statement of Investments - 59
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 68,841 (139,747) (139,747)
Cadence Bank Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 108,975 (47,949) (47,949)
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 109,286 (175,950) (175,950)
Carlyle Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 157,516 (129,163) (129,163)
Carnival Corp. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 601,092 (234,426) (234,426)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 17,232 (70,025) (70,025)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 33,717 (116,323) (116,323)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 54,340 (156,499) (156,499)
CoStar Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 76,936 (94,631) (94,631)
Coterra Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 211,877 (181,549) (181,549)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 24,263 (153,585) (153,585)
DISH Network Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 284,865 (153,827) (153,827)
DoubleVerify
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 102,633 (53,369) (53,369)
Five Below, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 15,214 (3,803) (3,803)
Floor & Decor
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 22,882 (30,433) (30,433)
Freshpet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 105,856 (204,302) (204,302)
Frontier
Communications
Parent, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 236,262 (212,636) (212,636)
FTI Consulting, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 18,483 (1,294) (1,294)
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 82,689 (86,823) (86,823)

60 - Statement of Investments - December 31, 2022 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 33,135 (149,107) (149,107)
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 47,260 (12,760) (12,760)
International Flavors
& Fragrances, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 56,007 (145,619) (145,619)
Intuit, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 13,692 (174,162) (174,162)
Karuna
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 4,470 (22,216) (22,216)
Kite Realty Group
Trust
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 70,942 (25,539) (25,539)
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 119,625 (145,943) (145,943)
Las Vegas Sands
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 36,458 (68,906) (68,906)
Leggett & Platt, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 103,569 (72,498) (72,498)
Liberty Broadband
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 46,686 (108,778) (108,778)
Markel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 701 (9,316) (9,316)
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 55,963 (92,899) (92,899)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 47,468 (87,816) (87,816)
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 73,302 (36,724) (36,724)
Mister Car Wash,
Inc.
Increases in total
return of reference
entity
OBFR - 0.95% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 573,481 (194,984) (194,984)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 23,112 (50,846) (50,846)
Moody's Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 18,042 (113,664) (113,664)
MP Materials Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 45,967 (717) (717)
nCino, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 210,754 (465,766) (465,766)

NVIT U.S. 130/30 Equity Fund - December 31, 2022 - Statement of Investments - 61
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 54,470 (117,655) (117,655)
New York
Community
Bancorp, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 125,780 (12,578) (12,578)
Newell Brands, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 73,871 (28,809) (28,809)
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 433,412 (43,341) (43,341)
NRG Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 29,092 (1,164) (1,164)
NVIDIA Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 4,872 (28,355) (28,355)
Opendoor
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 249,478 (27,443) (27,443)
Option Care Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 88,449 (5,307) (5,307)
O'Reilly Automotive,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 900 (531) (531)
Paramount Global Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 254,352 (256,896) (256,896)
Paycor HCM, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 18,011 (14,049) (14,049)
PerkinElmer, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 41,447 (88,697) (88,697)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 44,336 (29,262) (29,262)
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 17,334 (101,404) (101,404)
Post Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 16,275 (1,302) (1,302)
Procore
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 43,205 (46,937) (46,937)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 29,434 (96,838) (96,838)
Realty Income Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 86,442 (60,207) (60,207)
Regal Rexnord
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,192 (6,598) (6,598)

62 - Statement of Investments - December 31, 2022 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Regeneron
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 7,462 (63,129) (63,129)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 32,006 (175,713) (175,713)
RH Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 13,582 (96,840) (96,840)
Schneider National,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 219,102 (19,719) (19,719)
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 54,133 (12,992) (12,992)
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 83,533 (45,108) (45,108)
Southwestern
Energy Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 164,773 (13,182) (13,182)
Sunrun, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 128,340 (75,721) (75,721)
T Rowe Price
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 45,585 (82,259) (82,259)
Teledyne
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 14,480 (133,506) (133,506)
Thor Industries, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 18,384 (27,576) (27,576)
Viasat, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 102,444 (184,399) (184,399)
VICI Properties, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 164,978 (98,986) (98,986)
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 47,025 (12,555) (12,555)
W R Berkley Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 23,524 (3,059) (3,059)
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 561,881 (342,747) (342,747)
Webster Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 126,420 (131,477) (131,477)
YETI Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 60,477 (90,715) (90,715)
Ziff Davis, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 62,253 (113,923) (113,923)

NVIT U.S. 130/30 Equity Fund - December 31, 2022 - Statement of Investments - 63
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
ZoomInfo
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 164,815 (276,889) (276,889)
– –
Total unrealized depreciation (8,603,911) (8,603,911)
– –
Net unrealized depreciation (1,413,693) (1,413,693)
Financing Costs of Swap Contracts (282,586) (282,586)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (1,696,279) (1,696,279)
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

64 - Statements of Assets and Liabilities - December 31, 2022 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
Assets:
Investment securities, at value
*
$ 437,720,275
Repurchase agreements, at value 1,696,689
Cash 1,787,428
Deposits with broker for futures contracts 28,801
Foreign currencies, at value 480,766
Interest and dividends receivable 2,384,960
Security lending income receivable 3,091
Receivable for investments sold 41,590
Reclaims receivable 33,760
Swap contracts, at value (Note 2) —
Due from broker —
Prepaid expenses 952
Total Assets 444,178,312
Liabilities:
Payable for investments purchased 13,834
Payable for capital shares redeemed 237,747
Payable for variation margin on futures contracts 9,180
Swap contracts, at value (Note 2) —
Payable upon return of securities loaned (Note 2) 1,696,689
Accrued expenses and other payables:
Investment advisory fees 350,853
Fund administration fees 33,734
Accounting and transfer agent fees 2,039
Trustee fees 84
Deferred capital gain country tax 931,748
Custodian fees 14,327
Compliance program costs (Note 3) 494
Professional fees 14,263
Printing fees 4,633
Other 2,078
Total Liabilities 3,311,703
Net Assets $ 440,866,609
* Includes value of securities on loan (Note 2) 5,936,379
Cost of investment securities 473,596,865
Cost of repurchase agreements 1,696,689
Cost of foreign currencies 469,404
Represented by:
Capital $ 551,945,228
Total distributable earnings (loss) (111,078,619)
Net Assets $ 440,866,609

1940 Act Funds - December 31, 2022 - Statements of Assets and Liabilities - 65
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 773,347,989 $ 2,278,252,966 $ 224,808,695 $ 969,384,152
7,728,843 4,412,649 8,398,094 —
1,077,390 26,843,966 2,189,880 29,701,186
— 338,140 — —
3,348,418 — — —
907,881 3,270,737 215,948 1,378,191
11,018 9,299 8,556 —
— — — 8,926,640
4,244,749 — — —
— — — 7,190,218
4,530 — — 125,827
1,209 3,556 405 1,866
790,672,027 2,313,131,313 235,621,578 1,016,708,080
1,466,561 — 177,889 760,850
280,449 432,317 351,803 936,147
— 15,588 — —
— — — 8,886,497
7,728,843 4,412,649 8,398,094 —
496,655 1,060,278 136,334 650,241
40,176 84,759 34,064 46,918
3,222 3,979 4,897 1,861
37 63 44 40
— — — —
18,801 44,750 4,130 9,799
906 2,688 268 1,179
24,427 39,637 25,853 11,624
24,227 16,669 39,017 8,665
19,494 10,022 1,241 4,833
10,103,798 6,123,399 9,173,634 11,318,654
$ 780,568,229 $ 2,307,007,914 $ 226,447,944 $ 1,005,389,426
12,241,190 79,508,467 28,111,437 —
747,939,558 2,165,274,360 226,026,124 934,592,040
7,728,843 4,412,649 8,398,094 —
3,327,706 — — —
$ 843,353,478 $ 2,320,334,561 $ 260,545,300 $ 692,365,577
(62,785,249) (13,326,647) (34,097,356) 313,023,849
$ 780,568,229 $ 2,307,007,914 $ 226,447,944 $ 1,005,389,426

66 - Statements of Assets and Liabilities - December 31, 2022 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
Net Assets:
Class Y Shares $ 440,866,609
Total $ 440,866,609
Shares Outstanding (unlimited number of shares authorized):
Class Y Shares 60,142,938
Total 60,142,938
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares $ 7 .33

1940 Act Funds - December 31, 2022 - Statements of Assets and Liabilities - 67
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 780,568,229 $ 2,307,007,914 $ 226,447,944 $ 1,005,389,426
$ 780,568,229 $ 2,307,007,914 $ 226,447,944 $ 1,005,389,426
89,068,093 248,482,349 25,380,687 77,967,343
89,068,093 248,482,349 25,380,687 77,967,343
$ 8 .76 $ 9 .28 $ 8 .92 $ 12 .90

68 - Statements of Operations - For the Year Ended December 31, 2022 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
INVESTMENT INCOME:
Dividend income $ 20,530,334
Interest income 53,333
Income from securities lending (Note 2) 49,834
Foreign tax withholding (2,566,415)
Total Income 18,067,086
EXPENSES:
Investment advisory fees 4,397,423
Fund administration fees 138,604
Professional fees 55,054
Printing fees 29
Trustee fees 16,694
Custodian fees 59,893
Accounting and transfer agent fees 6,161
Compliance program costs (Note 3) 1,965
Other 10,402
Total expenses before earnings credit 4,686,225
Earnings credit (Note 4) —
Net Expenses 4,686,225
NET INVESTMENT INCOME 13,380,861
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) † (70,656,190)
Expiration or closing of futures contracts (Note 2) (813,669)
Foreign currency transactions (Note 2) (943,963)
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) (72,413,822)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† (43,211,758)
Futures contracts (Note 2) (31,836)
Translation of assets and liabilities denominated in foreign currencies (Note 2) (3,691)
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation (43,247,285)
Net realized/unrealized gains (losses) (115,661,107)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (102,280,246)
† Net of capital gain country taxes $ (361,033)
†† Net of increase in deferred capital gain country tax accrual on unrealized appreciation $ 881,297

1940 Act Funds - For the Year Ended December 31, 2022 - Statements of Operations - 69
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Insight Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 40,214,078 $ 35,789,209 $ 3,791,417 $ 16,697,063
1,255 317,249 40,343 284,520
318,311 123,149 165,174 —
(3,316,015) (6,348) (7,627) —
37,217,629 36,223,259 3,989,307 16,981,583
6,648,348 13,454,231 1,728,645 8,445,912
271,227 710,978 89,487 360,501
39,598 67,687 23,631 70,529
73 158 45 64
31,679 92,103 9,115 41,010
48,493 132,091 13,841 81,351
2,844 7,321 816 3,242
3,686 10,477 1,019 4,724
10,357 23,459 3,522 25,880
7,056,305 14,498,505 1,870,121 9,033,213
— — — (23,076)
7,056,305 14,498,505 1,870,121 9,010,137
30,161,324 21,724,754 2,119,186 7,971,446
(92,922,110) (111,194,831) (31,406,442) 130,935,900
1,129,637 (1,499,901) (619,000) —
(1,222,008) — — —
— — — 148,167,703
(93,014,481) (112,694,732) (32,025,442) 279,103,603
(99,755,355) (493,639,759) (28,785,419) (271,335,195)
— (156,383) (71,226) —
(180,230) — — —
— — — 1,551,435
(99,935,585) (493,796,142) (28,856,645) (269,783,760)
(192,950,066) (606,490,874) (60,882,087) 9,319,843
$ (162,788,742) $ (584,766,120) $ (58,762,901) $ 17,291,289
$ — $ — $ — $ —
$ — $ — $ — $ —

The accompanying notes are an integral part of these financial statements.
70 - Statements of Changes in Net Assets - December 31, 2022 - 1940 Act Funds
NVIT GS Emerging Markets Equity Insights
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 13,380,861 $ 16,488,771
Net realized gains (losses) (72,413,822) 99,851,660
Net change in unrealized appreciation/depreciation (43,247,285) (106,174,961)
Change in net assets resulting from operations (102,280,246) 10,165,470
Distributions to Shareholders From:
Distributable earnings:
Class Y (120,534,574) (16,504,918)
Change in net assets from shareholder distributions (120,534,574) (16,504,918)
Change in net assets from capital transactions 127,582,413 (136,078,005)
Change in net assets (95,232,407) (142,417,453)
Net Assets:
Beginning of year 536,099,016 678,516,469
End of year $ 440,866,609 $ 536,099,016
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 21,914,014 $ 91,024,213
Dividends reinvested 120,534,574 16,504,918
Cost of shares redeemed (14,866,175) (243,607,136)
Total Class Y Shares 127,582,413 (136,078,005)
Change in net assets from capital transactions $ 127,582,413 $ (136,078,005)
SHARE TRANSACTIONS:
Class Y Shares
Issued 2,125,245 6,742,353
Reinvested 15,998,757 1,288,852
Redeemed (1,655,413) (18,460,350)
Total Class Y Shares 16,468,589 (10,429,145)
Total change in shares 16,468,589 (10,429,145)

1940 Act Funds - December 31, 2022 - Statements of Changes in Net Assets - 71
NVIT GS International Equity Insights Fund NVIT GS Large Cap Equity Insight Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 30,161,324 $ 31,590,571 $ 21,724,754 $ 19,957,104
(93,014,481) 229,798,460 (112,694,732) 614,458,529
(99,935,585) (104,269,075) (493,796,142) 135,268,031
(162,788,742) 157,119,956 (584,766,120) 769,683,664
(86,552,496) (61,273,335) (631,841,596) (76,623,399)
(86,552,496) (61,273,335) (631,841,596) (76,623,399)
(161,063,513) (372,659,764) 478,993,602 (361,592,236)
(410,404,751) (276,813,143) (737,614,114) 331,468,029
1,190,972,980 1,467,786,123 3,044,622,028 2,713,153,999
$ 780,568,229 $ 1,190,972,980 $ 2,307,007,914 $ 3,044,622,028
$ 7,814,654 $ 14,215,524 $ 196,575,758 $ 39,240,542
86,552,496 61,273,335 631,841,596 76,623,399
(255,430,663) (448,148,623) (349,423,752) (477,456,177)
(161,063,513) (372,659,764) 478,993,602 (361,592,236)
$ (161,063,513) $ (372,659,764) $ 478,993,602 $ (361,592,236)
819,025 1,229,114 14,435,582 2,832,348
10,371,195 5,199,949 65,537,417 5,152,775
(26,009,720) (38,426,147) (27,346,985) (33,434,857)
(14,819,500) (31,997,084) 52,626,014 (25,449,734)
(14,819,500) (31,997,084) 52,626,014 (25,449,734)

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - December 31, 2022 - 1940 Act Funds
+
NVIT GS Small Cap Equity Insights Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 2,119,186 $ 1,163,074
Net realized gains (losses) (32,025,442) 53,627,157
Net change in unrealized appreciation/depreciation (28,856,645) (2,588,034)
Change in net assets resulting from operations (58,762,901) 52,202,197
Distributions to Shareholders From:
Distributable earnings:
Class Y (53,726,852) (1,581,914)
Change in net assets from shareholder distributions (53,726,852) (1,581,914)
Change in net assets from capital transactions 41,861,786 26,929,342
Change in net assets (70,627,967) 77,549,625
Net Assets:
Beginning of year 297,075,911 219,526,286
End of year $ 226,447,944 $ 297,075,911
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 2,543,453 $ 57,961,013
Dividends reinvested 53,726,852 1,581,914
Cost of shares redeemed (14,408,519) (32,613,585)
Total Class Y Shares 41,861,786 26,929,342
Change in net assets from capital transactions $ 41,861,786 $ 26,929,342
SHARE TRANSACTIONS:
Class Y Shares
Issued 207,767 4,267,409
Reinvested 5,890,482 114,080
Redeemed (1,505,592) (2,388,140)
Total Class Y Shares 4,592,657 1,993,349
Total change in shares 4,592,657 1,993,349

1940 Act Funds - December 31, 2022 - Statements of Changes in Net Assets - 73
NVIT U.S. 130/30 Equity Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 7,971,446 $ 6,326,204
279,103,603 240,376,537
(269,783,760) 105,283,090
17,291,289 351,985,831
(252,878,879) —
(252,878,879) —
(148,738,606) 86,056,677
(384,326,196) 438,042,508
1,389,715,622 951,673,114
$ 1,005,389,426 $ 1,389,715,622
$ 2,599,774 $ 228,747,484
252,878,879 —
(404,217,259) (142,690,807)
(148,738,606) 86,056,677
$ (148,738,606) $ 86,056,677
160,493 15,565,047
19,737,860 —
(25,481,663) (9,921,980)
(5,583,310) 5,643,067
(5,583,310) 5,643,067

74 - Financial Highlights - December 31, 2022 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging Markets Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
12/31/2022 $ 12.27 $ 0.27 $ (2.54) $ (2.27) $ (0.41) $ (2.26) $ (2.67) $ 7.33 (18.86)% $ 440,867 0.98% 2.81% 0.98% 157.70%
12/31/2021 12.54 0.32 (0.27) 0.05 (0.24) (0.08) (0.32) 12.27 0.33% 536,099 0.98% 2.39% 0.98% 188.81%
12/31/2020(e) 10.00 0.02 2.52 2.54 — — — 12.54 25.40% 678,516 0.98% 0.36% 0.98% 84.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) For the period from July 17, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of July 16, 2020 through
December 31, 2020.

1940 Act Funds - December 31, 2022 - Financial Highlights - 75
The accompanying notes are an integral part of these financial statements.
NVIT GS International Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
12/31/2022 $ 11.46 $ 0.32 $ (2.02) $ (1.70) $ (0.48) $ (0.52) $ (1.00) $ 8.76 (14.29)% $ 780,568 0.77% 3.30% 0.77% 158.67%
12/31/2021 10.80 0.28 0.99 1.27 (0.61) — (0.61) 11.46 11.65% 1,190,973 0.76% 2.43% 0.76% 156.27%
12/31/2020 10.31 0.15 0.35 0.50 (0.01) — (0.01) 10.80 4.89%(e) 1,467,786 0.77% 1.59% 0.77% 163.28%
12/31/2019(f) 10.00 — 0.31 0.31 — — — 10.31 3.10%(e) 1,679,081 0.74% 0.30% 0.74% 12.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) For the period from November 15, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of November 14,
2019 through December 31, 2019.

76 - Financial Highlights - December 31, 2022 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Large Cap Equity Insight Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
12/31/2022 $ 15.55 $ 0.10 $ (3.06) $ (2.96) $ (0.11) $ (3.20) $ (3.31) $ 9.28 (19.64)%(e) $ 2,307,008 0.57% 0.85% 0.57% 203.75%
12/31/2021 12.26 0.10 3.57 3.67 (0.11) (0.27) (0.38) 15.55 30.06%(e) 3,044,622 0.57% 0.67% 0.57% 207.61%
12/31/2020 10.60 0.08 1.73 1.81 (0.09) (0.06) (0.15) 12.26 17.22% 2,713,154 0.58% 0.79% 0.58% 213.52%
12/31/2019(f) 10.00 0.03 0.59 0.62 (0.02) — (0.02) 10.60 6.19% 2,700,504 0.56% 1.65% 0.56% 42.61%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) For the period from October 25, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 24, 2019 through December 31, 2019.

1940 Act Funds - December 31, 2022 - Financial Highlights - 77
The accompanying notes are an integral part of these financial statements.
NVIT GS Small Cap Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
12/31/2022 $ 14.29 $ 0.10 $ (2.87) $ (2.77) $ (0.08) $ (2.52) $ (2.60) $ 8.92 (19.68)% $ 226,448 0.75% 0.85% 0.75% 158.45%
12/31/2021 11.68 0.06 2.63 2.69 (0.08) — (0.08) 14.29 23.02% 297,076 0.77% 0.42% 0.77% 171.52%
12/31/2020 11.12 0.05 0.77 0.82 (0.05) (0.21) (0.26) 11.68 7.81% 219,526 0.85% 0.57% 0.85% 147.75%
12/31/2019(e) 10.00 0.02 1.11 1.13 (0.01) — (0.01) 11.12 11.34% 197,726 0.80% 0.72% 0.80% 41.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) For the period from October 11, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 10, 2019 through December 31, 2019.

78 - Financial Highlights - December 31, 2022 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT U.S. 130/30 Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
12/31/2022 $ 16.63 $ 0.11 $ 0.10 $ 0.21 $ (0.93) $ (3.01) $ — $ (3.94) $ 12.90 1.64% $ 1,005,389 0.79% 0.69% 0.79% 113.42%
12/31/2021 12.22 0.08 4.33 4.41 — — — — 16.63 36.09% 1,389,716 0.78% 0.56% 0.78% 102.12%
12/31/2020 10.49 0.07 1.66 1.73 — — — — 12.22 16.49% 951,673 0.82% 0.69% 0.82% 74.26%
12/31/2019(e) 10.00 0.02 0.48 0.50 — — (0.01) (0.01) 10.49 5.05% 897,683 0.80% 1.12% 0.80% 34.72%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) For the period from October 25, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 24, 2019 through December 31, 2019.

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 79
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT GS Emerging Markets Equity Insights Fund ("GS Emerging Markets")
NVIT GS International Equity Insights Fund ("GS International")
NVIT GS Large Cap Equity Insights Fund ("GS Large Cap")
NVIT GS Small Cap Equity Insights Fund ("GS Small Cap")
NVIT U.S. 130/30 Equity Fund ("U.S. 130/30")
Only other series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds, hold shares of the Funds.
The Funds currently offer Class Y shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

80 - Notes to Financial Statements - December 31, 2022 - 1940 Act Funds
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
GS Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 10,673,997 $ – $ 10,673,997
Air Freight & Logistics 970,007 – – 970,007
Airlines – 385,619 – 385,619

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 81
Level 1 Level 2 Level 3 Total
Assets:
Auto Components $ – $ 110,725 $ – $ 110,725
Automobiles – 8,202,926 – 8,202,926
Banks 13,871,243 59,576,766 – 73,448,009
Beverages 7,058,374 7,909,057 – 14,967,431
Biotechnology – 189,740 – 189,740
Capital Markets – 3,532,429 – 3,532,429
Chemicals 799,597 7,398,658 – 8,198,255
Communications Equipment – 764,048 – 764,048
Construction & Engineering – 2,168,480 – 2,168,480
Construction Materials – 739,910 – 739,910
Consumer Finance – 809,832 – 809,832
Containers & Packaging – 827,735 – 827,735
Diversified Consumer Services – 3,484,264 – 3,484,264
Diversified Financial Services – 13,981,660 – 13,981,660
Diversified Telecommunication Services – 1,721,782 – 1,721,782
Electric Utilities 1,559,716 2,617,588 – 4,177,304
Electrical Equipment – 1,545,362 – 1,545,362
Electronic Equipment, Instruments &
Components – 18,092,254 – 18,092,254
Entertainment 1,656,000 6,036,190 – 7,692,190
Food & Staples Retailing – 762,475 – 762,475
Food Products – 211,078 – 211,078
Gas Utilities – 3,587,304 – 3,587,304
Health Care Equipment & Supplies – 370,786 – 370,786
Health Care Providers & Services – 9,684,846 – 9,684,846
Hotels, Restaurants & Leisure 5,189,209 2,633,396 – 7,822,605
Household Durables – 1,575,612 – 1,575,612
Household Products 68,165 – – 68,165
Independent Power and Renewable
Electricity Producers – 2,271,092 – 2,271,092
Industrial Conglomerates 176,159 4,681,452 – 4,857,611
Insurance – 19,065,958 – 19,065,958
Interactive Media & Services 276,724 21,027,491 – 21,304,215
Internet & Direct Marketing Retail 7,665,647 27,443,304 – 35,108,951
IT Services 3,420,567 5,496,821 – 8,917,388
Leisure Products – 185,153 – 185,153
Life Sciences Tools & Services – 2,679,296 – 2,679,296
Machinery – 4,333,830 – 4,333,830
Marine 634,789 405,744 – 1,040,533
Metals & Mining 6,449,666 16,815,238 – 23,264,904
Multiline Retail 89,505 272,240 – 361,745
Multi-Utilities – 213,442 – 213,442
Oil, Gas & Consumable Fuels 4,306,860 13,008,703 – 17,315,563
Paper & Forest Products – 367,668 – 367,668
Pharmaceuticals – 8,953,328 – 8,953,328
Real Estate Management & Development 376,920 3,005,502 – 3,382,422
Road & Rail 12,087 – – 12,087
Semiconductors & Semiconductor
Equipment – 40,900,420 – 40,900,420
Specialty Retail – 781,199 – 781,199
Technology Hardware, Storage & Peripherals – 15,399,365 – 15,399,365
Textiles, Apparel & Luxury Goods – 3,497,884 – 3,497,884
Tobacco – 11,899,851 – 11,899,851
Trading Companies & Distributors – 5,122,054 – 5,122,054
Transportation Infrastructure 1,388,282 4,030,724 – 5,419,006
Water Utilities 298,480 – – 298,480
Total Common Stocks $ 56,267,997 $ 381,452,278 $ – $ 437,720,275
Repurchase Agreements – 1,696,689 – 1,696,689
Total Assets $ 56,267,997 $ 383,148,967 $ – $ 439,416,964
$ – $ – $ – $ –

82 - Notes to Financial Statements - December 31, 2022 - 1940 Act Funds
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts# $ (6,488) $ – $ – $ (6,488)
Total Liabilities $ (6,488) $ – $ – $ (6,488)
Total $ 56,261,509 $ 383,148,967 $ – $ 439,410,476
GS International
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 32,220,751 $ – $ 32,220,751
Air Freight & Logistics – 2,974,930 – 2,974,930
Airlines – 2,942,091 – 2,942,091
Auto Components – 2,706,866 – 2,706,866
Automobiles – 13,631,463 – 13,631,463
Banks 7,388,174 86,624,521 – 94,012,695
Beverages – 23,974,531 – 23,974,531
Biotechnology – 14,054,733 – 14,054,733
Capital Markets – 26,796,429 – 26,796,429
Chemicals – 11,673,695 – 11,673,695
Commercial Services & Supplies – 1,157,593 – 1,157,593
Communications Equipment – 4,604,628 – 4,604,628
Construction & Engineering – 9,783,629 – 9,783,629
Construction Materials – 604,213 – 604,213
Containers & Packaging – 555,371 – 555,371
Distributors – 7,191,415 – 7,191,415
Diversified Financial Services – 21,886,254 – 21,886,254
Diversified Telecommunication Services – 3,644,329 – 3,644,329
Electric Utilities – 10,936,547 – 10,936,547
Electrical Equipment – 1,627,029 – 1,627,029
Electronic Equipment, Instruments &
Components – 261,841 – 261,841
Energy Equipment & Services – 1,186,683 – 1,186,683
Equity Real Estate Investment Trusts (REITs) – 5,017,204 – 5,017,204
Food & Staples Retailing – 3,703,107 – 3,703,107
Food Products – 15,499,056 – 15,499,056
Gas Utilities – 7,463,612 – 7,463,612
Health Care Equipment & Supplies – 659,562 – 659,562
Health Care Providers & Services – 509,241 – 509,241
Hotels, Restaurants & Leisure – 23,238,797 – 23,238,797
Household Products – 287,459 – 287,459
Independent Power and Renewable
Electricity Producers – 284,751 – 284,751
Industrial Conglomerates – 7,006,282 – 7,006,282
Insurance – 15,718,509 – 15,718,509
Interactive Media & Services – 151,264 – 151,264
IT Services – 12,767,022 – 12,767,022
Machinery – 18,104,055 – 18,104,055
Marine – 8,451,032 – 8,451,032
Media – 8,575,354 – 8,575,354
Metals & Mining 3,539,139 26,827,228 – 30,366,367
Multiline Retail – 3,688,978 – 3,688,978
Multi-Utilities – 7,452,555 – 7,452,555
Oil, Gas & Consumable Fuels 2,826,116 25,151,077 – 27,977,193
Paper & Forest Products – 2,006,256 – 2,006,256
Personal Products – 2,665,523 – 2,665,523
Pharmaceuticals 11,696,711 97,496,725 – 109,193,436
Professional Services – 2,420,321 – 2,420,321
Real Estate Management & Development – 4,492,178 – 4,492,178
Road & Rail – 12,022,629 – 12,022,629

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 83
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ – $ 37,458,740 $ – $ 37,458,740
Software – 7,012,469 – 7,012,469
Specialty Retail – 3,408,603 – 3,408,603
Technology Hardware, Storage & Peripherals – 1,650,504 – 1,650,504
Textiles, Apparel & Luxury Goods – 43,102,068 – 43,102,068
Tobacco – 17,830,511 – 17,830,511
Trading Companies & Distributors – 37,893,093 – 37,893,093
Wireless Telecommunication Services 5,212,144 1,630,398 – 6,842,542
Total Common Stocks $ 30,662,284 $ 742,685,705 $ – $ 773,347,989
Repurchase Agreements – 7,728,843 – 7,728,843
Total $ 30,662,284 $ 750,414,548 $ – $ 781,076,832
GS Large Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,278,252,966 $ – $ – $ 2,278,252,966
Repurchase Agreement – 4,412,649 – 4,412,649
Total Assets $ 2,278,252,966 $ 4,412,649 $ – $ 2,282,665,615
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (156,383) $ – $ – $ (156,383)
Total Liabilities $ (156,383) $ – $ – $ (156,383)
Total $ 2,278,096,583 $ 4,412,649 $ – $ 2,282,509,232
GS Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 224,808,695 $ – $ – $ 224,808,695
Repurchase Agreements – 8,398,094 – 8,398,094
Total $ 224,808,695 $ 8,398,094 $ – $ 233,206,789
U.S. 130/30
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 969,384,152 $ – $ – $ 969,384,152
Total Return Swaps† – 7,190,218 – 7,190,218
Total Assets $ 969,384,152 $ 7,190,218 $ – $ 976,574,370
$ – $ – $ – $ –
Liabilities:
Total Return Swaps† $ – $ (8,886,497) $ – $ (8,886,497)
Total Liabilities $ – $ (8,886,497) $ – $ (8,886,497)
Total $ 969,384,152 $ (1,696,279) $ – $ 967,687,873
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
As of December 31, 2022, GS Emerging Markets held six common stocks investments that were categorized as Level 3 investments which were each valued at $0.

84 - Notes to Financial Statements - December 31, 2022 - 1940 Act Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
GS Emerging Markets
Common
Stocks Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 936,815 936,815
Purchases
*
4,027,471 4,027,471
Sales (5,311,477) (5,311,477)
Change in Unrealized Appreciation/Depreciation (9,902,506) (9,902,506)
Transfers into Level 3 10,249,697 10,249,697
Transfers out of Level 3 — —
Balance as of 12/31/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of
12/31/2022 ** $ (9,902,506) $ (9,902,506)
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 85
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized

86 - Notes to Financial Statements - December 31, 2022 - 1940 Act Funds
gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2022:
GS Emerging Markets
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (6,488)
Total $ (6,488)
GS Large Cap
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (156,383)
Total $ (156,383)
U.S. 130/30
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 7,190,218
Total $ 7,190,218
Liabilities:
Swap Contracts
Equity risk Swap Contracts, at value $ (8,886,497)
Total $ (8,886,497)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
GS Emerging Markets
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (813,669)
Total $ (813,669)
GS International
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,129,637
Total $ 1,129,637
GS Large Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,499,901)
Total $ (1,499,901)

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 87
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2022:
GS Small Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (619,000)
Total $ (619,000)
U.S. 130/30
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 148,167,703
Total $ 148,167,703
GS Emerging Markets
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (31,836)
Total $ (31,836)
GS Large Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (156,383)
Total $ (156,383)
GS Small Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (71,226)
Total $ (71,226)
U.S. 130/30
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 1,551,435
Total $ 1,551,435
GS Emerging Markets
Futures Contracts:
Average Notional Balance Long $ 1,976,655
GS International
Futures Contracts:
Average Notional Balance Long $ 1,244,723
GS Large Cap
Futures Contracts:
Average Notional Balance Long $ 3,966,865

88 - Notes to Financial Statements - December 31, 2022 - 1940 Act Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
As of December 31, 2022, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
The following tables set forth certain Funds' net exposure by counterparty for OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of December 31, 2022:
(f) Securities Lending
During the year ended December 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
GS Small Cap
Futures Contracts:
Average Notional Balance Long $ 1,396,345
U.S. 130/30
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 357,559,399
Average Notional Balance — Pays Float Rate $ (346,784,625)
U.S. 130/30
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 7,190,218 $ (7,190,218) $ — $ —
Total $ 7,190,218 $ (7,190,218) $ — $ —
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
$ (8,603,911) $ 7,190,218 $ — $ (1,413,693)
Total $ (8,603,911) $ 7,190,218 $ — $ (1,413,693)

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 89
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
1
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the year ended December 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
GS Emerging Markets $ 1,696,689
GS International 7,728,843
GS Large Cap 4,412,649
GS Small Cap 8,398,094

90 - Notes to Financial Statements - December 31, 2022 - 1940 Act Funds
for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price  $29,716,025, collateralized by U.S.
Government Agency Securities, 3.00%, maturing 12/20/2047 - 9/20/2049; total market value  $30,295,871.
Cantor Fitzgerald & Co., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $147,417,656, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 7.35%, maturing 4/1/2023 - 11/20/2072; total market value $150,294,202.
MetLife, Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $36,248,597, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 1/12/2023 - 2/15/2051; total market value $36,975,117.
Pershing LLC, 4.33%, dated 12/30/2022, due 1/3/2023, repurchase price $61,564,605, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.63% - 8.50%, maturing 7/16/2023 - 11/20/2072; total market value $62,765,700.
GS Emerging Markets
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 200,000 $ – $ 200,000 $ (200,000) $ –
Cantor Fitzgerald &
Co. 1,196,689 – 1,196,689 (1,196,689) –
MetLife, Inc. 300,000 – 300,000 (300,000) –
Total $ 1,696,689 $ – $ 1,696,689 $ (1,696,689) $ –

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 91
GS International
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 4,228,843 – 4,228,843 (4,228,843) –
MetLife, Inc. 500,000 – 500,000 (500,000) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 7,728,843 $ – $ 7,728,843 $ (7,728,843) $ –
GS Large Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 4,412,649 $ – $ 4,412,649 $ (4,412,649) $ –
Total $ 4,412,649 $ – $ 4,412,649 $ (4,412,649) $ –
GS Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 1,148,094 – 1,148,094 (1,148,094) –
MetLife, Inc. 250,000 – 250,000 (250,000) –
Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 8,398,094 $ – $ 8,398,094 $ (8,398,094) $ –
* As of December 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

92 - Notes to Financial Statements - December 31, 2022 - 1940 Act Funds
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to foreign currency gain/
loss, investments in passive foreign investment companies ("PFICs"), investments in real estate investment trusts, and treatment of notional principal contracts. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2022 may primarily be attributable to treatment of notional principal contracts, outstanding wash sale loss deferrals, and investments in PFICs. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
For the year ended December 31, 2022, the Funds have no reclassifications between capital and total distributable earnings.
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 93
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
For the year ended December 31, 2022, the Funds' effective advisory fee rates were as follows:
Fund Subadviser
GS Emerging Markets Equity Goldman Sachs Asset Management, L.P. (“GSAM”)
GS International GSAM
GS Large Cap GSAM
GS Small Cap GSAM
U.S. 130/30 Jacobs Levy Equity Management, Inc.
Fund Fee Schedule
Advisory Fee
(annual rate)
GS Emerging Markets Equity Up to $100 million 0.95%
$100 million up to $200 million 0.93%
$200 million up to $500 million 0.91%
$500 million and more 0.89%
GS International Up to $200 million 0.78%
$200 million up to $500 million 0.73%
$500 million up to $1 billion 0.70%
$1 billion up to $2 billion 0.68%
$2 billion and more 0.67%
GS Large Cap Up to $200 million 0.58%
$200 million up to $500 million 0.55%
$500 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion and more 0.51%
GS Small Cap Up to $100 million 0.72%
$100 million up to $200 million 0.68%
$200 million and more 0.66%
U.S. 130/30 Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund
Effective Advisory
Fee Rate
GS Emerging Markets 0.92%
GS International 0.73
GS Large Cap 0.53
GS Small Cap 0.69
U.S. 130/30 0.74

94 - Notes to Financial Statements - December 31, 2022 - 1940 Act Funds
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2022, NFM earned an aggregate of $1,570,797 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Funds' aggregate portion of such costs amounted to $21,871.
4. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended December 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Funds may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, none of the Funds engaged in interfund lending.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 95
JPMorgan provides earnings credits for cash balances maintained in U.S. 130/30’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statements of Operations.
5. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
Fund Purchases Sales
GS Emerging Markets $ 768,780,808 $ 741,327,501
GS International 1,431,613,641 1,640,063,214
GS Large Cap 5,196,836,586 5,338,894,985
GS Small Cap 392,414,724 397,413,908
U.S. 130/30 1,289,197,069 1,566,234,547

96 - Notes to Financial Statements - December 31, 2022 - 1940 Act Funds
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended December 31, 2022, the Funds recaptured the following amounts of brokerage commissions:
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Fund Amount
U.S. 130/30 $ 226
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
GS Emerging Markets $ 113,006,866 $ 7,527,708 $ 120,534,574 $ – $ 120,534,574
GS International 41,444,675 45,107,821 86,552,496 – 86,552,496
GS Large Cap 415,125,947 216,715,649 631,841,596 – 631,841,596
GS Small Cap 35,818,282 17,908,570 53,726,852 – 53,726,852
U.S. 130/30 131,205,515 121,673,364 252,878,879 – 252,878,879
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
GS Emerging Markets $ 16,195,045 $ 309,873 $ 16,504,918 $ – $ 16,504,918
GS International 61,273,335 – 61,273,335 – 61,273,335
GS Large Cap 60,068,247 16,555,152 76,623,399 – 76,623,399
GS Small Cap 1,581,914 – 1,581,914 – 1,581,914
U.S. 130/30 – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
GS Emerging Markets $ 13,250,448 $ – $ 13,250,448 $ – $ (71,964,991) $ (52,364,076) $ (111,078,619)
GS International 16,272,370 – 16,272,370 – (93,382,440) 14,324,821 (62,785,249)
GS Large Cap 2,347,549 – 2,347,549 – (100,716,677) 85,042,481 (13,326,647)
GS Small Cap 403,583 – 403,583 – (30,898,688) (3,602,251) (34,097,356)
U.S. 130/30 161,232,833 123,979,048 285,211,881 – – 27,811,968 313,023,849
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
GS Emerging Markets $ 490,844,537 $ 17,817,648 $ (69,251,709) $ (51,434,061)
GS International 766,640,681 56,118,389 (41,682,238) 14,436,151
GS Large Cap 2,197,466,751 187,508,186 (102,465,705) 85,042,481
GS Small Cap 236,809,040 21,057,907 (24,660,158) (3,602,251)

1940 Act Funds - December 31, 2022 - Notes to Financial Statements - 97
As of December 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
U.S. 130/30 939,875,905 117,828,374 (90,016,406) 27,811,968
Fund Amount
GS Emerging Markets $ (71,964,991)
GS International (93,382,440)
GS Large Cap (100,716,677)
GS Small Cap (30,898,688)

98 - Report of Independent Registered Public Accounting Firm - December 31, 2022 - 1940 Act Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT GS Emerging Markets
Equity Insights Fund, NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT GS
Small Cap Equity Insights Fund and NVIT U.S. 130/30 Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT GS
Emerging Markets Equity Insights Fund, NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund,
NVIT GS Small Cap Equity Insights Fund and NVIT U.S. 130/30 Equity Fund (five of the funds constituting Nationwide Variable
Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended
December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

1940 Act Funds - December 31, 2022 (Unaudited) - Supplemental Information - 99
NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT Blackrock Equity Dividend Fund
NVIT BlackRock Managed Global Allocation Fund
NVIT BNY Mellon Core Plus Bond Fund
(formerly, NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund
(formerly, NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
(formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund
(formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT NS Partners International Focused Growth Fund
(formerly, NVIT AllianzGI International Growth Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

100 - Supplemental Information - December 31, 2022 (Unaudited) - 1940 Act Funds
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.

1940 Act Funds - December 31, 2022 (Unaudited) - Supplemental Information - 101
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that NVIT Allspring Discovery Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon Dynamic
U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT DoubleLine Total Return Tactical Fund , NVIT
Emerging Markets Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT
GS Small Cap Equity Insights Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT J.P.
Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P.
Morgan Mozaic
SM
Multi-Asset Fund, NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan US Technology Leaders Fund, NVIT
Jacobs Levy Large Cap Growth Fund, NVIT NS Partners International Focused Growth Fund, NVIT Real Estate Fund, and NVIT
Short Term Bond Fund, were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians (or, in the case of the total expense ratio of NVIT Jacobs Levy Large
Cap Growth Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median).
With respect to NVIT Amundi Multi Sector Bond Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BNY Mellon Sustainable
U.S. Equity Fund, NVIT Columbia Overseas Value Fund, NVIT Core Bond Fund, NVIT Federated High Income Bond Fund, NVIT
Government Bond Fund, NVIT GS International Equity Insights Fund, NVIT International Equity Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund, the Trustees considered that, although each
Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-
12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of NVIT
Columbia Overseas Value Fund and NVIT Government Bond Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’
judgment, as to be inconsistent with continuation of its Advisory Agreements. With respect to NVIT International Equity Fund, the
Trustees also considered that during 2022 the Adviser had negotiated a sub-advisory fee reduction, the entire amount of which was passed on to the Fund’s shareholders, and implemented an expense limitation which would have, according to the Adviser, the effect of reducing the Fund’s total net expense ratio by 10 basis points.
For the Funds whose expense arrangements the Trustees determined to be acceptable on the bases described above, the
Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in this paragraph and the next three paragraphs, each of those Funds was shown to have experienced three-year performance for the period ended June 30, 2022 (or the one-year period with respect to NVIT Columbia Overseas Value Fund, which did not have three years of qualifying performance due to a merger, and NVIT GS Emerging Markets Equity Insights Fund, which commenced operations in 2020, or the two-year period with respect to NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity
Insights Fund, NVIT GS Small Cap Equity Insights Fund, and NVIT J.P. Morgan U.S. Equity Fund, each of which commenced operations in 2019) at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap
Growth Fund, and NVIT J.P. Morgan US Technology Leaders Fund, the Trustees considered that the Funds had been organized in 2022 and did not yet have three years of performance.
With respect to NVIT AQR Large Cap Defensive Style Fund and NVIT Core Bond Fund, the Trustees noted that each Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for
NVIT AQR Large Cap Defensive Style Fund had improved to the first quintile of its peer group for the one-year period ended June
30, 2022, and the performance for the NVIT Core Bond Fund had improved to the second quintile for the one-year period. With respect to NVIT DoubleLine Total Return Tactical Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for the Fund had improved to the third quintile and above the median of its peer group for the one-year period ended June 30, 2022. With respect to NVIT J.P. Morgan
Mozaic
SM
Multi-Asset Fund, the Trustees considered that the Fund did not yet have three years of performance, and although the

102 - Supplemental Information - December 31, 2022 (Unaudited) - 1940 Act Funds
Fund had experienced two-year performance in the fifth quintile of its peer group, the Fund had improved to the second quintile of its peer group for the one-year period ended June 30, 2022.
The Trustees noted that, in the case of a number of Funds that experienced unfavorable performance relative to their peers, NFA had replaced, or was in the process of replacing, the Funds’ subadvisers. With respect to NVIT BNY Mellon Sustainable U.S.
Equity Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund and NVIT Short Term Bond Fund, the Trustees noted that each Fund had experienced three-year performance below median and in either the fifth and fourth quintile of its peer group and considered that the Adviser proposed and the Board approved a change in sub-adviser for each Fund at its December meeting, to be effective during the first quarter of 2023. With respect to NVIT Emerging Markets Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered that in September 2021, the Fund’s prior two subadvisers were replaced and the Fund had improved to the fourth quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT NS Partners International Focused Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that as of July 2022, the Fund’s prior subadviser was replaced and that additional time was necessary to evaluate the Fund’s performance under the new Sub-
Adviser. In each case the Trustees considered the Adviser’s view that it would be appropriate to allow time to pass under the new sub-advisers before evaluating the Funds’ performance records following the changes.
With respect to NVIT Allspring Discovery Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s growth-oriented investment style that was not in favor during the period and the impact of the rise in interest rates on the Fund’s holdings. The Adviser stated that it would continue to monitor the Fund’s performance closely.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both their expenses and performance records. With respect to NVIT BlackRock Managed Global Allocation Fund, the Trustees noted that, although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group, the Fund was shown to pay actual management fees at a level equal to its peer group median. The Trustees noted that the Fund had experienced three-
year performance below its peer group median in the fourth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including market conditions in certain recent periods, but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to NVIT BlackRock Equity Dividend Fund, the Trustees noted that, although the Fund’s total expense ratio (including
12b-1/non-12b-1 fees) was in the fifth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the Fund compared to peers, the Fund was shown to pay actual management fees at a level lower than its peer group median. The Trustees noted the Adviser’s statement that, although the Fund had experienced three-year performance in the fourth quintile of its peer group, the Fund outperformed its benchmark for the three-year period ended June 30, 2022 and its longer-term performance record has been more favorable compared to peers. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Government Money Market Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was also in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of the Fund’s three-year investment performance, during a period of generally historically low short-term interest rates, shown to be within the third quintile of its peer group (equal to the median). The Trustees also considered the voluntary waivers put in place by Adviser to maintain the
Fund’s $1.00 net asset value for calendar year 2021 and the first half of 2022. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Managed American Funds Growth & Income Fund, the Trustees considered that, although the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median, due in substantial part to the rule
12b-1 and administrative services paid by the fund’s Class II shares, the Fund was shown to pay actual management fees at a

1940 Act Funds - December 31, 2022 (Unaudited) - Supplemental Information - 103
level below the median of the Fund’s peer group. They noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees also took into account Management’s statement that many investors make an active choice to invest in the Fund in light of the fact that it invests a majority of its portfolio in an underlying American Fund. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to NVIT U.S. 130/30 Fund, the Trustees considered that the Fund did not have three years of performance and there were not enough peers available for a quintile ranking for performance. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was also in the fourth quintile of its peer group. The Trustees considered that, although the
Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of favorable performance relative to the Fund’s peers for the period since its inception in October 2019.The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT
Blackrock Managed Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT
J.P. Morgan Mozaic
SM
Multi-Asset Fund, and NVIT J.P. Morgan U.S. Equity Fund, is subject to contractual advisory fee breakpoints.
The Trustees determined to continue to monitor the fees paid by the Funds without breakpoints to determine whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Other Federal Tax Information
For the year ended December 31, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
GS Emerging Markets 0.09%
GS International –
GS Large Cap 10.93
GS Small Cap 10.11
U.S. 130/30 11.30
Fund Amount
GS Emerging Markets $ 7,527,708
GS International 45,107,821
GS Large Cap 216,715,649
GS Small Cap 17,908,570
U.S. 130/30 121,673,364

104 - Supplemental Information - December 31, 2022 (Unaudited) - 1940 Act Funds
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2022, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2022, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
GS Emerging Markets $ 15,812,107 $ 0.2629
GS International 33,142,369 0.3721
GS Large Cap – –
GS Small Cap – –
U.S. 130/30 – –
Fund Amount Per Share
GS Emerging Markets $ 2,842,594 $ 0.0473
GS International 1,917,587 0.0215
GS Large Cap – –
GS Small Cap – –
U.S. 130/30 – –

1940 Act Funds - December 31, 2022 - Management Information - 105
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

106 - Management Information - December 31, 2022 - 1940 Act Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

1940 Act Funds - December 31, 2022 - Management Information - 107
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

108 - Market Index Definitions - December 31, 2022 - 1940 Act Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

1940 Act Funds - December 31, 2022 - Market Index Definitions - 109
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

110 - Market Index Definitions - December 31, 2022 - 1940 Act Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

1940 Act Funds - December 31, 2022 - Market Index Definitions - 111
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

112 - Market Index Definitions - December 31, 2022 - 1940 Act Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-40 (2-23)

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT BNY Mellon Sustainable U.S. Equity Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Examples 38
Statements of Investments 40
Statements of Assets and Liabilities 62
Statements of Operations 70
Statements of Changes in Net Assets 74
Financial Highlights 82
Notes to Financial Statements 90
Report of Independent Registered Public Accounting Firm 109
Supplemental Information 110
Management Information 117
Market Index Definitions 120

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Fund Commentary - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Core Fund
For the annual period ended December 31, 2022, the NVIT BNY Mellon Dynamic U.S. Core Fund Class I returned -22.10% versus
-18.11% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer
category, Large Blend (consisting of 308 investments as of December 31, 2022), was -18.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund does not take any positions outside of index-based exposure to the S&P 500
®
Index (S&P 500
®
), long position in US
Treasury bonds, and cash. Therefore, there was no impact from individual security, sector, country, or currency factors. Both the
S&P 500
®
and long position in Treasury exposure caused underperformance for the Fund in 2022.
The macro environment in 2022 was difficult for the strategy, which was marked by multi-decade high inflation, aggressive Federal
Reserve (Fed) interest-rate hikes, a deteriorating economic outlook, and increased uncertainty about corporate earnings. US equities briefly touched bear market territory as the Fed aggressively raised its official benchmark Federal Funds rate. The Fed hiked its policy rate 425 basis points* in attempt to tame inflation. The Fed’s target rate range of 4.25%–4.50% following its
December meeting was the highest since 2007. The S&P 500
®
hit bear market territory for the first time since 2008 and finished down by -18.1%. The average equity exposure over the period was 103%, which was responsible for approximately half of the
Fund’s underperformance relative to the benchmark. The average implemented bond allocation of 5% also hampered excess returns as yields moved higher across the curve during the period, putting downward pressure on prices. Later in 2022, the Fund took a more defensive stance, with an underweight to equities based on our negative view of earnings growth and equity volatility.
The Fund also allocated to cash for the first time since the mid-2000s after the significantly higher cash expected return made cash more attractive than Treasury bonds. The defensive positioning reduced some of the underperformance factors.
The derivatives are a standard implementation feature of the strategy. The Fund utilizes a combination of index based physical securities, futures, and options to express our investment views. Typically, 85% of the S&P 500
®
exposure is implemented with
passive indexing equity exposure (for example, fully funded physical securities that seek to replicate the benchmark index).
The remaining exposure is held in S&P 500
®
futures that are cost effective to trade when we make changes to the S&P 500
®
exposure. The Fund also opportunistically takes modest financial leverage (up to 50% maximum). To implement leverage, the
Fund purchases exchange traded S&P 500
®
options, which enable upside participation while providing downside protection.
Additionally, the Fund will generally take positions in long-term Treasuries through futures contracts and/or options on futures contracts. Over the past 12 months, derivative positions were modestly negative. Over longer horizons, the derivative positions have not had a material impact on the Fund performance.
The Fund did not experience any liquidity events during the reporting period.
Subadviser:
Newton Investment Management North America, LLC.
Portfolio Managers:
James Stavena, Dimitri Curtil, Torrey Zaches
*Basis points (“bps”) refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal .001 or 1/100th of 1%.
The Fund is subject to the risks of investing in equity securities and fixed-income securities. The Fund may invest in more-
aggressive investments such as derivatives (many of which create investment leverage and are highly volatile). The Fund’s strategy may lead to above-average short-term volatility. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC. All rights reserved.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2022 - Fund Commentary - 5
Asset Allocation
1
Common Stocks 86.2%
Short-Term Investments 8.7%
Purchased Options 0.1%
Repurchase Agreements
†
0.0%
Futures Contracts
†
0.0%
Other assets in excess of liabilities
§
5.0%
100.0%
Top Industries
2
Software 7.6%
Technology Hardware, Storage & Peripherals 5.7%
Semiconductors & Semiconductor Equipment 4.6%
Pharmaceuticals 4.4%
Oil, Gas & Consumable Fuels 4.3%
IT Services 4.1%
Interactive Media & Services 3.6%
Banks 3.5%
Health Care Providers & Services 3.4%
Capital Markets 2.8%
Other Industries
#
56.0%
100.0%
Top Holdings
2
U.S. Treasury Bills 9.1%
Apple, Inc. 5.5%
Microsoft Corp. 5.1%
Amazon.com, Inc. 2.1%
Berkshire Hathaway, Inc., Class B 1.6%
Alphabet, Inc., Class A 1.5%
UnitedHealth Group, Inc. 1.4%
Alphabet, Inc., Class C 1.3%
Johnson & Johnson 1.3%
Exxon Mobil Corp. 1.3%
Other Holdings
#
69.8%
100.0%
†
Amount rounds to less than 0.1%.
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

6 - Fund Commentary - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Core Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (22.10)% 10.38% 12.95% 3/24/2009
Class II (22.26)% 10.11% 12.67% 3/24/2009
S&P 500
®
Index (18.11)% 9.42% 12.56%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.67% 0.61%
Class II 0.92% 0.86%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2022 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT BNY Mellon Dynamic U.S. Core Fund versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
For the annual period ended December 31, 2022, the NVIT BNY Mellon Dynamic U.S. Equity Income Fund Class I returned
-1.13% versus -7.54% for its benchmark, the Russell 1000
®
Value Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Large Value (consisting of 230 investments as of December 31, 2022), was -4.90% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The three securities that were key contributors were Constellation Energy Corporation, Marathon Petroleum Corporation, and
Devon Energy Corporation.
Constellation Energy produces carbon-free energy as the largest nuclear player in the US, along with wind, hydro and solar energy solutions. Shares proved to be resilient during the market conditions over the period as a newly listed company, which was spun out of Exelon, reported the first quarter 2022 beat to consensus estimates and reiterated full year 2022 Earnings Before Interest,
Taxes, Depreciation, and Amortization guidance. The company is also a beneficiary of the Inflation Reduction Act.
For Marathon Petroleum Corporation, shares of this largest US refiner outperformed as refining margins remain robust on the back of rising crack spreads. US fuel supply, demand and cost advantage remain favorable tailwinds for Marathon. The group will conclude their $10 billion shares-buyback program soon and look to expand upon their capital return targets, including an increased dividend.
For Devon Energy Corporation, shares in the exploration and production group continued to move higher over the period on the back of rising oil prices. The company experienced a better-than-expected variable dividend and continues to execute and lead the charge in terms of return of capital in the energy space. We exited the name over the period.
The three securities that were key detractors were Exelon Corporation, Chevron Corporation and QUALCOMM Incorporated.
Exelon Corporation was weak over the period in a broader selloff in interest-rate sensitive equities. We continue to have a favorable view of the equity given its low risk profile and attractive growth prospects.
For Chevron Corporation, not owning the oil and gas concern given the sector’s outperformance, detracted from relative returns.
QUALCOMM Incorporated is a technology stock, including major chip supplier. Qualcomm suffered during the first quarter of 2022.
While investors are concerned about inventory build that is driving some weakness in the Chinese handset market, we believe
Qualcomm is poised to benefit from burgeoning Internet-of-things opportunities, which provides diversification elements in their broader business.
The derivatives are a standard implementation feature of the strategy. The Fund utilizes a combination of an actively managed stock selection strategy, Exchange-traded Funds (ETFs), futures, and options to express our investment views. Typically, 90% of the Russell 1000
®
Value Index exposure is implemented with actively managed equity exposure. The remaining 10% of exposure is typically held in ETFs that track the Russell 1000
®
Value Index or in Russell 1000
®
Value Index Futures that are cost effective
to trade. The Fund also opportunistically takes modest financial leverage (up to 50% maximum). To implement leverage, the
Fund purchases exchange-traded S&P 500
®
options, which enable upside participation while also providing downside protection.
Additionally, the Fund will generally take positions in long-term treasuries through futures contracts and/or options on futures contracts. Over the past 12 months derivative positions were modestly negative. Over longer horizons, the derivative positions have not had a material impact on fund performance.
The Fund did not experience any liquidity events that had a material impact on the Fund performance.
Subadviser:
Newton Investment Management North America. LLC
Portfolio Managers:
John Bailer, Brian Ferguson, David Intoppa, James Stavena
The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities
(which may be more volatile, harder to price and less liquid than U.S. securities). The Fund may invest in more aggressive investments such as derivatives (which create investment leverage and are highly volatile). Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for more detailed information.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - December 31, 2022 - Fund Commentary - 9
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

10 - Fund Commentary - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Asset Allocation
1
Common Stocks 86.0%
Short-Term Investments 5.2%
Futures Contracts 0.1%
Purchased Options 0.1%
Other assets in excess of liabilities
§
8.6%
100.0%
Top Industries
2
Insurance 9.0%
Oil, Gas & Consumable Fuels 8.9%
Capital Markets 7.3%
Banks 7.2%
Diversified Financial Services 5.2%
Aerospace & Defense 5.0%
Health Care Equipment & Supplies 4.9%
Pharmaceuticals 4.8%
Electric Utilities 4.5%
Media 4.1%
Other Industries 39.1%
100.0%
Top Holdings
2
U.S. Treasury Bills 5.4%
JPMorgan Chase & Co. 4.5%
Berkshire Hathaway, Inc., Class B 4.4%
Exxon Mobil Corp. 3.8%
Becton Dickinson and Co. 3.1%
Cisco Systems, Inc. 3.0%
Raytheon Technologies Corp. 2.8%
Gilead Sciences, Inc. 2.5%
Sanofi, ADR 2.3%
Chubb Ltd. 2.2%
Other Holdings 66.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - December 31, 2022 - Fund Commentary - 11
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (1.13)% 9.21% 11.25% 3/24/2009
Class II (1.30)% 9.04% 11.06% 3/24/2009
Class X (1.02)% N/A 20.85% 9/4/2020
Class Z (1.30)% N/A 20.55% 9/4/2020
Russell 1000
®
Value Index (7.54)% 6.67% 10.29%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.90% 0.90%
Class II 1.15% 1.07%
Class X 0.77% 0.77%
Class Z 1.02% 1.02%
N/A — Not Applicable.
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

12 - Fund Commentary - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT BNY Mellon Dynamic U.S. Equity Income Fund
versus performance of the Russell 1000
®
Value Index over the 10-year period ended 12/31/22. Unlike the Fund, performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT BNY Mellon Sustainable U.S. Equity Fund - December 31, 2022 - Fund Commentary - 13
For the annual period ended December 31, 2022, the NVIT BNY Mellon Sustainable U.S. Equity Fund Class II returned -22.95%
versus -18.11% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer
category, Large Blend (consisting of 308 investments as of December 31, 2022), was -18.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
The Fund underperformed its benchmark, S&P 500
®
Index, over the course of the year. Against the backdrop of war in Ukraine and rising inflation, those sectors that exhibited stronger performance, such as commodity-related names, lack the characteristics that are consistent with the Fund’s sustainable mandate. Alongside this, pressure on higher multiple growth stocks in a rising interest rate environment further contributed to a difficult market environment for the Fund given the growth bias often inherent in names supported by sustainable themes. These strong crosscurrents in the market proved the dominant driver of underperformance over the reporting period.
A void in energy holdings was particularly unhelpful following a surge in the oil price as tight supply/demand conditions already present were exacerbated by the invasion of Ukraine and its broader consequences. More recently, and to the detriment of relative performance, the prospect of a wider Chinese reopening provided further support to commodity-related areas. Although there were various offsets in the Fund, the majority of the Fund’s underperformance can be attributed to the negative impact that arose.
Stock selection weighed on relative performance in Consumer Discretionary, Health Care, Materials and Consumer Staples. On
the other hand, stock picking had a positive impact in Communication Services. At the sector level, underweight positioning in
Communication Services, Consumer Discretionary and Real Estate proved beneficial. By contrast, an overweight in Information
Technology weighed amid hawkish rhetoric from the US Federal Reserve.
Salesforce registered as the Fund’s top detracting investment, exhibiting share-price weakness amid foreign exchange headwinds and a deterioration in the economic outlook. Investors were left considering the extent to which the company had benefited from a pull forward in demand. As a result of the coronavirus pandemic, shares continued to struggle through the end of the year following the surprise announcement that Bret Taylor would be departing as co-CEO. The company had disclosed better-than-expected quarterly results at the end of November. Screening cheaply relative to its own history, we added to the holding in the fourth quarter
2022.
With earnings estimates under pressure against a deteriorating economic outlook, Amazon.com, Inc. declined in share value.
Hampered by inflationary pressures and excess capacity following expansion efforts during the pandemic, quarterly results disappointed over the early part of the year. Although shares subsequently contributed positively for a time, the stock resumed on a downward trend as management warned on the state of consumer spending. Revenue and operating income guidance for the fourth quarter underwhelmed. The company’s cloud business, which had previously proved an offsetting factor to retail weakness, experienced lower-than-anticipated revenue growth and weaker margins in the third quarter. We believe that the headwinds and operational challenges responsible for poor share-price returns will begin to subside and, as such, retain a holding.
More positively, PepsiCo contributed strongly to the Fund’s relative performance. The business demonstrated its resilience with its results over the reporting period. The relatively stronger pricing power of the company’s portfolio of brands continued to prove an attraction for investors. We recently trimmed the holding on account of outperformance this year.
Voids in sizeable Index constituents Tesla and Meta Platforms boosted relative returns. A combination of deteriorating trading conditions and Elon Musk’s involvement in Twitter unnerved shareholders in the former. Meanwhile, underwhelming results and wavering investor confidence in the latter’s investment in the metaverse weighed on Meta Platforms. On the other hand, a void in energy business Exxon Mobil was unhelpful given a surging oil price.
The Fund did not invest in derivatives during the reporting period.
The Fund did not experience any liquidity events that had a material impact on Fund performance over the reporting period.
SubAdviser:
Newton Investment Management Limited
Portfolio Manager:
Nick Pope
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally

14 - Fund Commentary - December 31, 2022 - NVIT BNY Mellon Sustainable U.S. Equity Fund
involve greater risk. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging and frontier markets). The
Fund may concentrate on specific countries, subjecting it to greater volatility than that of other mutual funds. Sustainability factors used in the subadviser's investment process will likely make the Fund perform differently from a fund that relies solely or primarily on financial metrics. The sustainability factors may cause the Fund's industry allocation to deviate from that of funds without these considerations. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT BNY Mellon Sustainable U.S. Equity Fund - December 31, 2022 - Fund Commentary - 15
Asset Allocation
1
Common Stocks 98.6%
Other assets in excess of liabilities 1.4%
100.0%
Top Industries
2
Software 11.5%
IT Services 7.8%
Health Care Equipment & Supplies 7.1%
Technology Hardware, Storage & Peripherals 6.3%
Insurance 5.2%
Electric Utilities 4.8%
Pharmaceuticals 4.7%
Semiconductors & Semiconductor Equipment 4.6%
Chemicals 4.5%
Banks 4.0%
Other Industries 39.5%
100.0%
Top Holdings
2
Microsoft Corp. 7.0%
Apple, Inc. 6.3%
Amazon.com, Inc. 3.8%
Alphabet, Inc., Class A 3.7%
Mastercard, Inc., Class A 3.6%
Chubb Ltd. 3.5%
PepsiCo, Inc. 3.5%
Goldman Sachs Group, Inc. (The) 3.1%
Eli Lilly & Co. 3.1%
NIKE, Inc., Class B 3.0%
Other Holdings 59.4%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

16 - Fund Commentary - December 31, 2022 - NVIT BNY Mellon Sustainable U.S. Equity Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (22.92)% 5.64% 10.15% 3/24/2008
Class II (22.95)% 5.60% 10.07% 3/24/2008
S&P 500
®
Index (18.11)% 9.42% 12.56%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.92% 0.85%
Class II 1.10% 0.87%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT BNY Mellon Sustainable U.S. Equity Fund - December 31, 2022 - Fund Commentary - 17
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT BNY Mellon Sustainable U.S. Equity Fund versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

18 - Fund Commentary - December 31, 2022 - NVIT J.P. Morgan Digital Evolution Strategy Fund
For the period from Fund inception to December 31, 2022, the NVIT J.P. Morgan Digital Evolution Strategy Fund Class Y returned
-22.40% versus -16.03% for its benchmark, the S&P North American Technology Sector Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Technology (consisting of 34 investments as of December 31, 2022), was
-16.92% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average
Annual Total Return chart in this report's Fund Performance section.
After three years of strength, equity markets were whiplashed with a volatile year, beginning with developing geopolitical tensions leading to war in Ukraine. As a result, rising oil and gas prices led to energy being the best performing sector while pressure started to mount on manufacturing costs and supply chain disruptions. Moreover, concerns over high inflation and a shrinking economy in April further tested the equity markets. Developed equity markets saw the worst first half in over two decades. The Federal
Reserve (“Fed”) hiked the Fed rate by a cumulative 425 basis points (“bps”) in 2022 to curb record high inflation. Consumer Price
Index peaked at 9.1% in June 2022 and trended downward to 7.1% in November 2022. Corporate America battled high interest rates, contraction in manufacturing and dampened consumer sentiment. Finally, earnings forecasts for 2023 witnessed sharp cuts towards the end of the year, as recession fears mounted.
2022 was a tough year for the Technology sector (S&P North American Technology Sector Index -34.4% versus S&P 500
®
Index
-18.80%) following eight years of relative outperformance. Technology companies lost almost $4 trillion in market cap during
2022, which represented about half of the total cap lost in the S&P 500
®
Index. Much of the decline in market value was driven by
valuation multiple compression from the rising rates and concerns over slowing end market demand.
The significant spike in inflation and resultant increase in interest rates (10-year yield 3.7% versus 1.5% at end of 2021) caused an extreme correction in growth stocks (most expensive quintile has gone from 17x to 4x Enterprise Value/Sales). Following recent years of strong technology spending (5-7% during COVID years versus historical trend of 2-4%), the sector is undergoing a digestion phase which is exacerbated in the near term due to a slowing economy. IT spending is tightly correlated with corporate profitability. As corporate profitability comes under pressure due to the slowing economy, IT budgets are likely to be reduced. We expect overall Technology spending to decline by mid-single digits in 2023.
The Fund underperformed its benchmark (S&P North American Technology Sector Index) by 6.37% during the period. Stock selection in the Software & Services, Media & Entertainment and an allocation to the Transportation industries detracted the most from performance.
On the positive side, our overweight in Trade Desk (TTD) contributed to performance. Digital AdTech provider TTD outperformed in the third quarter of 2022 by delivering strong second quarter results amidst weaken market conditions. Second quarter results were better than expected, benefiting from a shift to Connected TV (CTV), retail media and privacy-focused advertising. CTV was the biggest contributor to the upside, largely driven by the US market, alongside significant growth in Europe. The Fund sold the position in December, following weaken market data points. Our overweight in Paycom Software (PAYC) was a contributor to performance over the period. The stock has been a relative outperformer versus high growth peers and was trading at a significant valuation premium versus its high growth cohort. We like the company but sold the position at the high valuation premium, as we expect employment tailwinds to ease. The Fund not holding Intel (INTC) in Technology sector also contributed to the portfolio’s performance.
On the negative side, having a position in Lyft (LYFT) detracted from performance. The company has lost market share due to a weak driver supply position. Softer third quarter results combined with weaker than expected guidance led to the stock underperforming. We eliminated the position in November due to downside street estimates for higher costs and poor execution.
We feel there are operational execution issues and the company could have reduced growth expectations. An overweight position to Amazon (AMZN) detracted from performance. eCommerce and technology vendor, AMZN, underperformed in the fourth quarter as weak sentiment from third quarter results in October continued into November with slowing consumer spending, decelerating cloud revenue growth and concerns around margin progression in the core US retail segment. We maintain our overweight in
AMZN, as we expect the company to continue to take share in their core markets and deliver improving market trajectory in upcoming quarters. Our holding in Meta (META) detracted from performance. Following a tough October due to weak third quarter
2022 earnings, META rebounded in November following META’s announcement of meaningful cuts to expenses and headcount
(11% of workforce). META’s layoffs are expected to lower 2023 expenses by $1.5 billion and 2023 capital expenditure by $1 billion.
Incrementally, management commentary at various industry and broker events veers to the positive with a focus on revenue opportunities in WhatsApp, growing traction for Instagram Reels and cost control. META presents a very attractive valuation case.
Incremental confidence in cost control and some modest improvement in end market conditions would make us more positive about the stock.

NVIT J.P. Morgan Digital Evolution Strategy Fund - December 31, 2022 - Fund Commentary - 19
While the economy teeters on the edge of a recession, we remain balanced and continue to monitor incremental risks that could represent headwinds for U.S. equities. Through the volatility, we continue to focus on high conviction stocks and take advantage of market dislocations for compelling stock selection opportunities.
The Fund did not invest in derivatives, and the Fund did not experience any liquidity events impacting performance during the reporting period.
Subadviser:
J.P. Morgan Investment Management Inc.
Portfolio Manager:
Manish Goyal
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies are usually less stable in price and less liquid than larger, more established companies. The Fund may invest in more-aggressive investments such as foreign securities (which may be more volatile, harder to price and less liquid than U.S. securities). A portion of the fund uses a growth style of investing and therefore may underperform other funds that use different investing styles. The Fund concentrates on technology sectors, subjecting it to greater volatility than other mutual funds. The Fund may hold larger positions in fewer securities than other funds; therefore, a change in value of a single security may have a substantial impact on the Fund’s value and total return. Please refer to the most recent prospectus for more detailed information.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 91.3%
Other assets in excess of liabilities
§
8.7%
100.0%
Top Industries
2
Software 29.1%
Semiconductors & Semiconductor Equipment 21.9%
IT Services 15.9%
Internet & Direct Marketing Retail 12.4%
Interactive Media & Services 11.7%
Technology Hardware, Storage & Peripherals 5.5%
Road & Rail 2.0%
Entertainment 1.5%
Other Industries
†
0.0%
100.0%
Top Holdings
2
Microsoft Corp. 10.2%
Amazon.com, Inc. 9.9%
Visa, Inc., Class A 8.0%
Alphabet, Inc., Class A 7.0%
Apple, Inc. 5.5%
NVIDIA Corp. 5.4%
Meta Platforms, Inc., Class A 4.7%
Lam Research Corp. 3.3%
Adobe, Inc. 3.3%
Salesforce, Inc. 3.2%
Other Holdings 39.5%
100.0%
†
Amount rounds to less than 0.1%.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

20 - Fund Commentary - December 31, 2022 - NVIT J.P. Morgan Digital Evolution Strategy Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
10 yr. or
Inception*
Date of
Inception
Class Y (22.40)% 4/27/2022
S&P North American
Technology Sector (16.03)%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class Y 1.47% 0.62%
*
Not annualized.
^
Current effective prospectus dated April 25, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT J.P. Morgan Digital Evolution Strategy Fund - December 31, 2022 - Fund Commentary - 21
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT J.P. Morgan Digital Evolution Strategy Fund from inception through 12/31/22 versus performance of the S&P North American Technology Sector Index for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

22 - Fund Commentary - December 31, 2022 - NVIT J.P. Morgan Innovators Fund
For the period from Fund inception to ending December 31, 2022, the NVIT J.P. Morgan Innovators Fund Class Y returned
-13.30% versus -7.57% for its benchmark, the Russell 1000
®
Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Large Growth (consisting of 269 investments as of December 31, 2022), was -13.69% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
2022 was a difficult year for equities (Reduction in Yield (“RIY”) -19.1%) as the market digested multiple macro headwinds including persistent inflation, rising interest rates, supply disruptions from China lockdown policies, an energy crisis caused by Russia’s invasion of Ukraine, large fluctuations in foreign exchange rates, and souring consumer demand as stimulus payments ended and consumers reallocated budgets to compensate for inflation.
In 2022, sectors such as Energy, Utilities, and Consumer Staples significantly outperformed the market, while Communication
Services, Consumer Discretionary, and Information Technology were the worst performing sectors. Commodity/macro driven sectors significantly outperformed, while Innovation driven sectors underperformed due a significant valuation multiple compression driven by rising interest rates. By design, the Innovators Strategy (INV) focuses on sectors and companies where market rewards superior product or service over the market cycle, while limiting investments in sectors/companies where there is limited product or service differentiation.
The Fund underperformed its benchmark (Russell 1000
®
Index) by 5.73% during the period. Stock selection in the Consumer
Discretionary, Information Technology and an underweight allocation to Energy detracted from performance, while stock selection in Health Care, Utilities and not holding Real Estate contributed to performance returns.
On the positive side, our overweight in Honeywell International (HON) was a contributor to performance for the period. HON outperformed due to better-than-expected earnings, positive earnings guidance, and the market favoring defensive stocks during the quarter. HON leads with automation control, instrumentation, advanced software, and related services for the oil and gas, refining, pulp and paper, industrial power generation, custom-engineered sensors, switches, and controls for sensing and productivity solutions. Forge software solutions enable integration and connectivity to provide a holistic view of operations and turn data into clear actions to maximize productivity and efficiency. That said, we reduced the position size due to elevated valuation.
Our overweight in Humana (HUM) contributed to performance over the period. We reduced the position in HUM in September after price appreciation. We expect HUM to return to market growth in Medicare Advantage for 2023, and we expect solid margin expansion thereafter. We continue to like the fundamentals of HUM, and we hold an overweight position. Nonetheless, we decided it was prudent to trim on strength and redeploy into other opportunities. Our overweight in NextEra Energy (NEE) also contributed to performance. In October, the company reported better than expected and reaffirmed Earnings Per Share (“EPS”)
guidance. NEE is a major beneficiary of the Inflation Reduction Act (IRA), and it is becoming more apparent that the opportunities go beyond growing renewables. The company is broadening and scaling to be an energy services and clean solutions provider to utilities, Munis, co-ops, and commercial and industrial customers.
On the negative side, an overweight position in Tesla (TSLA) detracted from performance. We exited the position in early December due to concerns around a slowing demand environment, rising financing costs, continuous equity sales by Elon Musk to fund
Twitter and fears of brand erosion and customer alienation. TSLA is an opportunity to participate in the fast-growing electric vehicle market, automated driving technology, solar/battery storage, and electric charging network. We plan to revisit the stock once fundamentals stabilize. An overweight position to Amazon (AMZN) also detracted from performance. eCommerce and technology vendor, AMZN, underperformed in the fourth quarter as weak sentiment from the third quarter results in October, continued into
November with slowing consumer spending, decelerating cloud revenue growth, and concerns around margin progression in the core US retail segment. We maintain our overweight in AMZN as we expect the company to continue to take share in their core markets and deliver improving market trajectory in upcoming quarters. Our holding in Meta (META) detracted from performance.
We eliminated META in October following the company’s overly aggressive operating expenses (14% year over year versus street
5-10%) and capital expenditure (“capex”) guidance for 2023 despite slowing top line and massive macro headwinds. Part of our decision making also was influenced by tax loss harvesting; however, later in the quarter, we reinitiated the position following management’s rapid change in investment posture. Meta announced a lay off of 11,000 employees (around13% workforce), which we view as larger than expected and a quick shift in investment posture since the October 26th earnings call. Given the attractive valuation and potential for earnings protection, the Fund remains overweight in the stock.
The Fund did not invest in derivatives during the reporting period and had no liquidity events impact the performance.

NVIT J.P. Morgan Innovators Fund - December 31, 2022 - Fund Commentary - 23
Subadviser:
J.P. Morgan Investment Management Inc.
Portfolio Manager:
Manish Goyal
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies are usually less stable in price and less liquid than larger, more established companies. The Fund may invest in more-aggressive investments such as foreign securities (which may be more volatile, harder to price and less liquid than U.S. securities). A portion of the fund uses a growth style of investing and therefore may underperform other funds that use different investing styles. The Fund concentrates on investments in particular sectors, possibly subjecting it to greater volatility than other mutual funds. The Fund may hold larger positions in fewer securities than other funds; therefore, a change in value of a single security may have a substantial impact on the Fund’s value and total return. Please refer to the most recent prospectus for more detailed information.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 89.3%
Other assets in excess of liabilities
§
10.7%
100.0%
Top Industries
2
Software 12.3%
Semiconductors & Semiconductor Equipment 8.5%
Interactive Media & Services 7.1%
Health Care Equipment & Supplies 6.6%
Internet & Direct Marketing Retail 6.3%
IT Services 5.0%
Capital Markets 4.7%
Health Care Providers & Services 4.3%
Entertainment 3.7%
Industrial Conglomerates 3.4%
Other Industries 38.1%
100.0%
Top Holdings
2
Microsoft Corp. 6.0%
Amazon.com, Inc. 4.8%
Mastercard, Inc., Class A 3.5%
Honeywell International, Inc. 3.4%
Meta Platforms, Inc., Class A 3.1%
Stryker Corp. 3.1%
S&P Global, Inc. 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 2.9%
Eli Lilly & Co. 2.8%
Alphabet, Inc., Class A 2.7%
Other Holdings 64.6%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

24 - Fund Commentary - December 31, 2022 - NVIT J.P. Morgan Innovators Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
10 yr. or
Inception*
Date of
Inception
Class Y (13.30)% 4/27/2022
Russell 1000
®
Index (7.57)%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class Y 1.47% 0.62%
*
Not annualized.
^
Current effective prospectus dated April 25, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT J.P. Morgan Innovators Fund - December 31, 2022 - Fund Commentary - 25
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT J.P. Morgan Innovators Fund from inception through
12/31/22 versus performance of the Russell 1000
®
Index for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

26 - Fund Commentary - December 31, 2022 - NVIT J.P. Morgan Large Cap Growth Fund
For the period from Fund inception to ending December 31, 2022, the NVIT J.P. Morgan Large Cap Growth Fund Class Y returned
-8.19% versus -12.33% for its benchmark, the Russell 1000
®
Growth Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Large Growth (consisting of 269 investments as of December 31, 2022), was -13.69% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The S&P 500
®
Index faced its worst year since 2008, returning -18.10% for the year. Communication Services and Consumer
Discretionary were the worst performing sectors in 2022, returning -39.89% and -37.03%, respectively. Energy and Utilities were the only sectors that closed in the green, returning 65.72% and 1.47%, respectively.
After three years of strength, equity markets were whiplashed with a volatile year, beginning with developing geopolitical tensions leading to a war in Ukraine. As a result, rising oil and gas prices led to energy being the best performing sector, while pressure started to mount on manufacturing costs and supply chain disruptions. Moreover, concerns over high inflation and a shrinking economy in April further tested equity markets. Developed equity markets saw the worst first half in over two decades. The Federal
Reserve (“Fed”) hiked the Fed rate by a cumulative 425 basis points in 2022 to curb record high inflation. The Consumer Price
Index peaked at 9.1% in June 2022 and trended downwards to 7.1% in November 2022. Corporate America battled high interest rates, contraction in manufacturing and dampened consumer sentiment. Finally, earnings forecasts for 2023 witnessed sharp cuts towards the end of the year as recession fears mounted.
Large cap stocks, as represented by the S&P 500
®
Index, outperformed the small cap Russell 2000
®
Index, as they returned
-18.11% versus -20.43%, respectively. Value outperformed Growth by a massive margin, as the Russell 3000
®
Value Index
returned -7.99% and the Russell 3000
®
Growth Index returned -28.97%.
The Fund outperformed the benchmark (gross of fees) during the period from April 27, 2022 to December 31, 2022. While it was a difficult period for the market, particularly for growth as a style, it was also a positive reflection of the team’s adaptable approach to growth investing and risk management. Prior to the start of 2022 having reduced exposure to higher growth segments of the market, where expectations had become elevated, the Fund was well positioned for the market environment that played out.
Outperformance for the period was driven by both areas where the Fund has been less exposed, such as higher growth parts of the market, as well as stock selection in positions that have been building up conviction in over the last two years. Both stock selection and sector positioning were additive to performance led by Health Care, Consumer Discretionary and Consumer Staples.
An underweight position in Industrials and Utilities, along with stock selection in Financials detracted from performance.
At the individual stock level, an overweight position in McKesson was a top contributor on the back of strong execution and fiscal year 2023 guidance that was better than was expected. We believe the expectations associated with the stock remain modest and added to our position. Our overweight position in ConocoPhillips also contributed as the stock benefitted from both a solid earnings print as well as its higher exposure to natural gas at a time of high demand. We added to our position, which remains a top overweight in the Fund. An overweight in AutoZone also contributed as strong commercial performance and market share gains continued. The auto parts category tends to be resilient in recessions, and we added to our position.
Our overweight in SVB Financial was the top detractor to performance, as better than expected fourth quarter results were not enough to offset disappointment over a shortfall in deposit balances, which may weigh on net interest income growth and underscores the continued challenges in the company’s end markets. We added to our position on weakness. An overweight in Target also detracted as management lowered full-year margin guidance in the second quarter due to elevated inventory in categories like home and electronics, where demand has cooled. We continue to have conviction that over the longer-term,
Target can get back to generating sustainably higher margins than peers. An overweight position in Cognizant also detracted after reporting disappointing third quarter results with continued supply constraints compounded by macro headwinds driving a third quarter revenue miss. We continue to have conviction in the name and their turnaround story.
There has been no material change to portfolio positioning or the team’s overall view. Health care continues to be a source of increasing conviction and new ideas. It is now the largest overweight, followed by Consumer Staples. The team continues to have less conviction in longer duration, higher growth stocks that had outperformed for a prolonged period and where expectations remain high. Many of these companies are concentrated in Technology and Consumer discretionary, which are top underweight exposures.
We continue to focus on fundamentals of the economy and company earnings. Our analysts’ estimates for S&P 500
®
Index
earnings currently project -2% for 2023 and +12% for 2024. While subject to revision, this forecast includes our best analysis of earnings expectations. Inflation and other uncertainties, such as tightening liquidity, lingering supply chain constraints and economic impacts of the war in Ukraine, will be integral to investor sentiment moving forward.

NVIT J.P. Morgan Large Cap Growth Fund - December 31, 2022 - Fund Commentary - 27
While the economy teeters on the edge of a recession, we remain balanced and continue to monitor incremental risks that could represent headwinds for U.S. equities. Through the volatility, we continue to focus on high conviction stocks and take advantage of market dislocations for compelling stock selection opportunities.
The Fund did not invest in derivatives and did not experience any liquidity events during the reporting period.
Subadviser:
J.P. Morgan Investment Management Inc
Portfolio Managers:
Giri Devulapally; Joseph Wilson; Larry H. Lee; and Holly Fleiss
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
The Fund is subject to the risks of investing in equity securities. The Fund may invest in more-aggressive investments such as foreign securities (which may be more volatile, harder to price and less liquid than U.S. securities), derivatives (which create investment leverage and are highly volatile) and futures contracts (prices are more volatile than stock and bonds and fluctuations in value can cause large losses to the Fund). A portion of the fund uses a growth style of investing and therefore may underperform other funds that use different investing styles. The Fund concentrates on investments in particular sectors, subjecting it to greater volatility than other mutual funds. The Fund may have a higher portfolio turnover rate which increases transaction costs and may adversely impact the Fund’s performance. Please refer to the most recent prospectus for more detailed information.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 93.7%
Other assets in excess of liabilities
§
6.3%
100.0%
Top Industries
2
Software 13.1%
Biotechnology 10.0%
Health Care Providers & Services 9.1%
Technology Hardware, Storage & Peripherals 9.1%
Specialty Retail 6.2%
Semiconductors & Semiconductor Equipment 4.8%
Capital Markets 4.8%
Beverages 4.3%
IT Services 4.2%
Machinery 3.8%
Other Industries 30.6%
100.0%
Top Holdings
2
Apple, Inc. 9.1%
Microsoft Corp. 7.5%
AbbVie, Inc. 3.8%
Deere & Co. 3.8%
Alphabet, Inc., Class C 3.4%
Eli Lilly & Co. 3.4%
AutoZone, Inc. 3.4%
Coca-Cola Co. (The) 2.9%
ConocoPhillips 2.9%
McKesson Corp. 2.9%
Other Holdings 56.9%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

28 - Fund Commentary - December 31, 2022 - NVIT J.P. Morgan Large Cap Growth Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
10 yr. or
Inception
*
Date of
Inception
Class Y (8.19)% 4/27/2022
Russell 1000
®
Growth
Index (12.33)%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class Y 1.37% 0.62%
*
Not annualized.
^
Current effective prospectus dated April 25, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT J.P. Morgan Large Cap Growth Fund - December 31, 2022 - Fund Commentary - 29
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT J.P. Morgan Large Cap Growth Fund from inception through 12/31/22 versus performance of the Russell 1000
®
Growth Index for the same period. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

30 - Fund Commentary - December 31, 2022 - NVIT J.P.Morgan U.S. Equity Fund
For the annual period ended December 31, 2022, the NVIT J.P. Morgan U.S. Equity Fund Class II returned -19.38% versus
-18.11% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer
category, Large Blend (consisting of 308 investments as of December 31, 2022), was -18.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
Communication Services and Consumer Discretionary were the worst performing sectors in 2022, returning -39.89% and -37.03%, respectively. Energy and Utilities were the only sectors that closed in the green, returning 65.72% and 1.47%, respectively.
After three years of strength, equity markets were whiplashed with a volatile year, beginning with developing geopolitical tensions leading to a war in Ukraine. As a result, rising oil and gas prices led to energy being the best performing sector while pressure started to mount on manufacturing costs and supply chain disruptions. Moreover, concerns over high inflation and a shrinking economy in April further tested equity markets. Developed equity markets saw the worst first half in over two decades. The Federal
Reserve (“Fed”) hiked the Fed rate by a cumulative 425 basis points (“bps”) in 2022 to curb record high inflation. The Consumer
Price Index peaked at 9.1% in June 2022 and trended downwards to 7.1% in November 2022. Corporate America battled high interest rates, contraction in manufacturing, and dampened consumer sentiment. Finally, earnings forecasts for 2023 witnessed sharp cuts towards the end of the year as recession fears mounted.
Large cap stocks as represented by the S&P 500
®
Index outperformed the small cap Russell 2000
®
Index, as they returned
-18.11% versus -20.43%, respectively. Value outperformed Growth by a massive margin, as the Russell 3000
®
Value Index
returned -7.99% and the Russell 3000
®
Growth Index returned -28.97%.
The Fund underperformed the benchmark (net of fees) during the year as the Commodities, Media and Basic Materials sectors detracted from performance, while the Pharma/Medical Technology, Industrial Cyclical and big Banks & Brokers sectors contributed to performance.
On the negative side, within Financial/business services, our overweight in Shopify (SHOP) detracted from performance this year.
The stock underperformed due to slowing e-commerce growth and increasing capital intensity from the company's pivot towards building the Shopify Fulfillment Network (SFN). Amazon’s Buy-with-Prime product also added competitive concerns. As such, we eliminated our position in SHOP, and until we get more clarity on the general e-commerce growth trajectory and SFN build-out, we will remain on the sidelines. Within semiconductors & hardware, an overweight in Advanced Micro Devices (AMD) detracted from performance amid market volatility in leading growth stocks. Shares were under pressure throughout the year as the company saw a large correction in their PC segment, which had been a beneficiary of COVID-driven demand. We are now moving into a period where some semiconductor companies are shipping below consumption and clearing out inventory. Given that AMD’s share gains are accelerating in datacenter and should remain strong well into 2024, we remain comfortable with our overweight position. Within media, our overweight in Snap (SNAP) detracted from performance during the year. SNAP underperformed after being hard hit by a slowdown in advertising due to the weakening macro environment. While we have observed a slowdown in digital advertising in general, SNAP has seen higher volatility due to being a smaller platform and its vertical exposure to some weaker categories. We remained invested in our position for the early part of the year but ultimately sold out over the summer as we felt there was too little visibility to have any confidence on the near-term numbers.
On the positive side, within pharma/medical technology, our overweight in AbbVie (ABBV) contributed to performance during the year. The stock not only benefitted from the growth-to-value rotation but also from the success of Rinvoq, their rheumatoid arthritis drug, and Skyrizi, their psoriasis drug. ABBV continues to see strong performance given their existing pipeline. In light of their earnings per share growth visibility and reasonable valuation, we remain overweight the name. Within autos & transportation, an overweight in Norfolk Southern (NSC) contributed to performance during the year. The stock outperformed as revenue per unit was stronger than consensus, which was boosted by fuel surcharges. We remain positive on the stock and are optimistic that management will continue to improve service and headcount issues, driving further improvements in volume and operating ratio.
Within industrial cyclical, our overweight in Northrop Grumman (NOC) served as a contributor to performance during the year as defense stocks outperformed given the Russia-Ukraine conflict and recession fears. Defense prime contractors seem expensive particularly with the backdrop of flat topline growth anticipated next year and sustained supply chain issues. As a result, we currently prefer names with more secular growth and margin opportunity in commercial aerospace over defense.
While the economy teeters on the edge of recession, we remain balanced and continue to monitor incremental risks that could represent headwinds for U.S. equities. Through the volatility, we continue to focus on high conviction stocks and take advantage of market dislocations for compelling stock selection opportunities.
The Fund used futures to hedge cash positions. The Index futures held by the Fund have a notional amount of less than 1.0% of the total assets under management, hence they result in very minimal exposure to additional risk factors.

NVIT J.P.Morgan U.S. Equity Fund - December 31, 2022 - Fund Commentary - 31
The Fund had no liquidity events materially impact the performance during the reporting period.
Subadviser:
J.P. Morgan Investment Management Inc.
Portfolio Managers:
Scott B. Davis; David Small; and Shilpee Raina, CFA
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies: i) are usually less stable in price and less liquid than larger, more-established companies; ii) are more vulnerable than larger companies to adverse business and economic developments; and iii) may have more-limited resources. Therefore, they generally involve greater risk.
The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund uses a value style of investing and may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.1%
Other assets in excess of liabilities 0.9%
100.0%
Top Industries
2
Software 9.6%
Biotechnology 7.1%
Semiconductors & Semiconductor Equipment 6.6%
Capital Markets 5.8%
Electric Utilities 5.0%
Interactive Media & Services 5.0%
Technology Hardware, Storage & Peripherals 4.5%
Banks 4.4%
Health Care Providers & Services 3.6%
Internet & Direct Marketing Retail 3.2%
Other Industries 45.2%
100.0%
Top Holdings
2
Microsoft Corp. 7.6%
Alphabet, Inc., Class A 4.7%
Apple, Inc. 4.5%
UnitedHealth Group, Inc. 3.6%
AbbVie, Inc. 3.6%
NextEra Energy, Inc. 3.5%
Amazon.com, Inc. 3.2%
Prologis, Inc. 3.0%
NXP Semiconductors NV 3.0%
Mastercard, Inc., Class A 3.0%
Other Holdings 60.3%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

32 - Fund Commentary - December 31, 2022 - NVIT J.P.Morgan U.S. Equity Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class II (19.38)% 9.12% 11.81% 10/4/2019
Class Y (18.96)% 9.65% 12.37% 10/4/2019
S&P 500
®
Index (18.11)% 7.66% 9.95%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.42% 0.94%
Class Y 0.92% 0.44%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT J.P.Morgan U.S. Equity Fund - December 31, 2022 - Fund Commentary - 33
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT J.P. Morgan U.S. Equity Fund from inception through
12/31/22 versus performance of the S&P 500
®
Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

34 - Fund Commentary - December 31, 2022 - NVIT J.P. Morgan US Technology Leaders Fund
For the period from Fund inception to ending December 31, 2022, the NVIT J.P. Morgan US Technology Leaders Fund Class Y
returned -18.30% versus -23.92% for its benchmark, the Russell 1000
®
Equal Weight Technology Index and Technology Sector.
For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Technology (consisting of 34 investments as
of December 31, 2022), was -16.92% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The S&P 500
®
Index faced its worst year since 2008, returning -18.10% for the year. Communication Services and Consumer
Discretionary were the worst performing sectors in 2022, returning -39.89% and -37.03%, respectively. Energy and Utilities were the only sectors that closed in the green, returning 65.72% and 1.47%, respectively.
After three years of strength, equity markets were whiplashed with a volatile year, beginning with developing geopolitical tensions leading to war in Ukraine. As a result, rising oil and gas prices led to energy being the best performing sector while pressure started to mount on manufacturing costs and supply chain disruptions. Moreover, concerns over high inflation and a shrinking economy in April further tested the equity markets. Developed equity markets saw the worst first half in over two decades. The Federal
Reserve (“Fed”) hiked the Fed rate by a cumulative 425 basis points (“bps”) in 2022 to curb record high inflation. The Consumer
Price Index peaked at 9.1% in June 2022 and trended downwards to 7.1% in November 2022. Corporate America battled high interest rates, contraction in manufacturing and dampened consumer sentiment. Finally, earnings forecasts for 2023 witnessed sharp cuts towards the end of the year as recession fears mounted.
Large cap stocks, as represented by the S&P 500
®
Index, outperformed the small cap Russell 2000
®
Index, as they returned
-18.10% versus -20.44%, respectively. Value outperformed Growth by a massive margin, as the Russell 3000
®
Value Index
returned -7.99% and the Russell 3000
®
Growth Index returned -28.97%.
It was a challenging period for growth as a style as well as technology as a sector, which presented broad based headwinds to our approach. While the team had been active in trimming and/or selling stocks, actions were not enough to dampen the downside.
The largest detractor to the performance was driven by stock selection with the Hardware and Internet sectors. An underweight position in IT services also detracted. Software was the only sector to contribute due to a combination of positive stock selection and an underweight allocation.
At the individual stock level, an overweight position in Tesla was the top detractor, largely due to broad based concerns around slowing demand, supply chain constraints and worries that high inflation and rising interest rates would dampen enthusiasm for electric vehicles. While we paired back our position, long term conviction remains driven by the ongoing secular shift to electronic vehicles, positive free cash flow generation and improved operational efficiencies, as well as the company’s significant competitive advantage in autonomous software. An overweight position in Amazon also detracted as concerns around rising inflation and interest rates drove investors away from higher growth names. Slowing sales coming out of the COVID ecommerce boom also weighed on performance, and we reduced our position in the Fund. An overweight position in Lyft also detracted after the company provided light second quarter guidance. The company also announced plans to increase investments in driver supply and driver incentives, calling into the question the eventual path to profitability for the company. We subsequently exited the name.
An overweight position in Enphase Energy was the top contributor as shares rallied alongside the broader alternative energy space due to increased demand for renewable energy and alternatives to fossil fuel. Strong earnings, an announced two-year freeze on new solar panel tariffs and long-term benefits from the recently passed Inflation Reduction Act also aided performance. The position was trimmed on strength although we continue to have conviction given solid execution to mitigate rising material costs and an expanding international presence. An overweight position in Netflix also contributed after rebounding on the back of strong third quarter results that topped subscriber growth expectations, alleviating previous concerns. The company also announced its initiatives on advertising and paid sharing, which was well received by investors. We added to our position, and the company is a top overweight. An overweight position in Synopsys also contributed after reporting solid quarterly results that exceeded expectations as demand across product groups and geographies remained strong. Investors rewarded the company’s strong cash flow generation and resilient business model despite semiconductor demand concerns. While we trimmed our position on strength, conviction remains as the company continues to benefit from the secular trends of hyper-scale and AI, while gaining share in hardware and design software.
The narrative in technology investing can oscillate at times between extremes, either “tech is a bubble” or “tech is dead,” but the fundamentals of technology adoption exist in the middle. The long-term secular thesis that over time innovation and disruption will permeate every sector and industry remains intact. The team continues to find attractive franchises where the magnitude and/
or duration of growth are underappreciated by the market. The team has been taking advantage of the volatility by upgrading the quality of the portfolio while eliminating or reducing names that have a less clear path to profitability or are overly exposed to end-
markets at risk. The most notable additions have been adding to some higher quality enterprise-driven software companies with a more favorable risk/reward, as well as to companies with shorter duration characteristics, like profitable growth and strong free

NVIT J.P. Morgan US Technology Leaders Fund - December 31, 2022 - Fund Commentary - 35
cash flow today. Sector positioning has not materially changed with the Semiconductor and Internet sectors representing the top overweight positions, and Software and IT services representing the largest underweights.
While the economy teeters on the edge of a recession, we remain balanced and continue to monitor incremental risks that could represent headwinds for U.S. equities. Through the volatility, we continue to focus on high conviction stocks and take advantage of market dislocations for compelling stock selection opportunities.
The Fund did not invest in derivatives and did not experience any liquidity events during the reporting period.
Subadviser:
J.P. Morgan Investment Management Inc.
Portfolio Managers:
Joseph Wilson and Eric Ghernati
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies are usually less stable in price and less liquid than larger, more established companies. The Fund may invest in more-aggressive investments such as foreign securities (which may be more volatile, harder to price and less liquid than U.S. securities). A portion of the fund uses a growth style of investing and therefore may underperform other funds that use different investing styles. The Fund concentrates on technology sectors, subjecting it to greater volatility than other mutual funds. The Fund may have a higher portfolio turnover rate which increases transaction costs and may adversely impact the Fund’s performance. Please refer to the most recent prospectus for more detailed information.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.2%
Repurchase Agreements 0.9%
Liabilities in excess of other assets (0.1)%
100.0%
Top Industries
2
Software 30.7%
Semiconductors & Semiconductor Equipment 29.5%
Entertainment 6.1%
Interactive Media & Services 4.7%
IT Services 4.4%
Internet & Direct Marketing Retail 3.8%
Equity Real Estate Investment Trusts (REITs) 3.1%
Electronic Equipment, Instruments & Components 2.7%
Technology Hardware, Storage & Peripherals 2.4%
Health Care Equipment & Supplies 2.2%
Other Industries
#
10.4%
100.0%
Top Holdings
2
Synopsys, Inc. 4.1%
Oracle Corp. 3.9%
Advanced Micro Devices, Inc. 3.5%
Netflix, Inc. 3.5%
Microsoft Corp. 3.3%
Alphabet, Inc., Class C 3.0%
Analog Devices, Inc. 3.0%
NVIDIA Corp. 2.8%
Workday, Inc., Class A 2.8%
Adobe, Inc. 2.7%
Other Holdings
#
67.4%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

36 - Fund Commentary - December 31, 2022 - NVIT J.P. Morgan US Technology Leaders Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
10 yr. or
Inception*
Date of
Inception
Class Y (18.30)% 4/27/2022
Russell 1000
®
Equal
Weight / Technology Index (23.92)%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class Y 1.47% 0.62%
*
Not annualized.
^
Current effective prospectus dated April 25, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT J.P. Morgan US Technology Leaders Fund - December 31, 2022 - Fund Commentary - 37
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT J.P. Morgan US Technology Leaders Fund from inception through 12/31/22 versus performance of the Russell 1000
®
Equal Weight Technology Index for the same period. Unlike
the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

38 - Shareholder Expense Example - December 31, 2022 - Equity Funds (I)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT BNY Mellon Dynamic U.S. Core Fund
Class I Shares
Actual
(b)
1,000.00 1,016.20 3.10 0.61
Hypothetical
(b)(c)
1,000.00 1,022.13 3.11 0.61
Class II Shares
Actual
(b)
1,000.00 1,015.50 4.37 0.86
Hypothetical
(b)(c)
1,000.00 1,020.87 4.38 0.86
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class I Shares
Actual
(b)
1,000.00 1,102.40 4.56 0.86
Hypothetical
(b)(c)
1,000.00 1,020.87 4.38 0.86
Class II Shares
Actual
(b)
1,000.00 1,101.30 5.46 1.03
Hypothetical
(b)(c)
1,000.00 1,020.01 5.24 1.03
Class X Shares
Actual
(b)
1,000.00 1,102.60 3.87 0.73
Hypothetical
(b)(c)
1,000.00 1,021.53 3.72 0.73
Class Z Shares
Actual
(b)
1,000.00 1,100.90 5.19 0.98
Hypothetical
(b)(c)
1,000.00 1,020.27 4.99 0.98

Equity Funds (I) - December 31, 2022 - Shareholder Expense Example - 39
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT BNY Mellon Sustainable U.S. Equity Fund
Class I Shares
Actual
(b)
1,000.00 992.70 4.42 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class II Shares
Actual
(b)
1,000.00 991.80 4.37 0.87
Hypothetical
(b)(c)
1,000.00 1,020.82 4.43 0.87
NVIT J.P. Morgan Digital Evolution Strategy Fund
Class Y Shares
Actual
(b)
1,000.00 942.90 3.04 0.62
Hypothetical
(b)(c)
1,000.00 1,022.08 3.16 0.62
NVIT J.P. Morgan Innovators Fund
Class Y Shares
Actual
(b)
1,000.00 993.20 3.11 0.62
Hypothetical
(b)(c)
1,000.00 1,022.08 3.16 0.62
NVIT J.P. Morgan Large Cap Growth Fund
Class Y Shares
Actual
(b)
1,000.00 1,019.00 3.16 0.62
Hypothetical
(b)(c)
1,000.00 1,022.08 3.16 0.62
NVIT J.P. Morgan U.S. Equity Fund
Class II Shares
Actual
(b)
1,000.00 1,013.90 4.77 0.94
Hypothetical
(b)(c)
1,000.00 1,020.47 4.79 0.94
Class Y Shares
Actual
(b)
1,000.00 1,017.20 2.24 0.44
Hypothetical
(b)(c)
1,000.00 1,022.99 2.24 0.44
NVIT J.P. Morgan US Technology Leaders Fund
Class Y Shares
Actual
(b)
1,000.00 951.10 3.05 0.62
Hypothetical
(b)(c)
1,000.00 1,022.08 3.16 0.62
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

40 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks 86 .2%
Shares Value ($)
Aerospace & Defense 1 .7%
Boeing Co. (The)* 29,947 5,704,604
General Dynamics Corp. 12,229 3,034,137
Howmet Aerospace, Inc. 19,755 778,544
Huntington Ingalls Industries,
Inc. 2,357 543,713
L3Harris Technologies, Inc. 10,327 2,150,185
Lockheed Martin Corp. 12,431 6,047,557
Northrop Grumman Corp. 7,829 4,271,581
Raytheon Technologies Corp. 77,940 7,865,705
Textron, Inc. 10,566 748,073
TransDigm Group, Inc. 2,805 1,766,168
32,910,267
Air Freight & Logistics 0 .5%
CH Robinson Worldwide, Inc.
(a) 6,163 564,284
Expeditors International of
Washington, Inc. 8,391 871,993
FedEx Corp. 12,645 2,190,114
United Parcel Service, Inc.,
Class B 39,024 6,783,932
10,410,323
Airlines 0 .2%
Alaska Air Group, Inc.* 6,209 266,614
American Airlines Group,
Inc.*(a) 37,844 481,376
Delta Air Lines, Inc.* 34,999 1,150,067
Southwest Airlines Co.* 30,668 1,032,592
United Airlines Holdings, Inc.* 16,605 626,008
3,556,657
Auto Components 0 .1%
Aptiv plc* 14,239 1,326,078
BorgWarner, Inc. 13,826 556,497
1,882,575
Automobiles 1 .1%
Ford Motor Co. 214,749 2,497,531
General Motors Co. 75,227 2,530,636
Tesla, Inc.* 143,386 17,662,288
22,690,455
Banks 3 .3%
Bank of America Corp. 372,373 12,332,994
Citigroup, Inc. 105,431 4,768,644
Citizens Financial Group, Inc. 27,544 1,084,407
Comerica, Inc. 6,935 463,605
Fifth Third Bancorp 35,934 1,178,995
First Republic Bank 9,667 1,178,311
Huntington Bancshares, Inc. 74,613 1,052,043
JPMorgan Chase & Co. 156,751 21,020,309
KeyCorp 47,146 821,283
M&T Bank Corp. 9,364 1,358,342
PNC Financial Services
Group, Inc. (The) 21,199 3,348,170
Regions Financial Corp. 48,822 1,052,602
Signature Bank 3,550 409,031
SVB Financial Group* 3,306 760,843
Truist Financial Corp. 71,551 3,078,839
US Bancorp 72,257 3,151,128
Wells Fargo & Co. 204,772 8,455,036
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 8,142 400,261
65,914,843
Beverages 1 .7%
Brown-Forman Corp., Class B 10,745 705,732
Coca-Cola Co. (The) 207,907 13,224,964
Constellation Brands, Inc.,
Class A 8,657 2,006,260
Keurig Dr Pepper, Inc. 43,966 1,567,827
Molson Coors Beverage Co.,
Class B(a) 9,329 480,630
Monster Beverage Corp.* 20,203 2,051,211
PepsiCo, Inc. 73,720 13,318,255
33,354,879
Biotechnology 2 .1%
AbbVie, Inc. 94,638 15,294,447
Amgen, Inc. 28,640 7,522,010
Biogen, Inc.* 7,810 2,162,745
Gilead Sciences, Inc. 66,731 5,728,857
Incyte Corp.* 9,663 776,132
Moderna, Inc.* 17,485 3,140,656
Regeneron Pharmaceuticals,
Inc.* 5,674 4,093,734
Vertex Pharmaceuticals, Inc.* 13,718 3,961,484
42,680,065
Building Products 0 .4%
A O Smith Corp. 7,812 447,159
Allegion plc 5,128 539,773
Carrier Global Corp. 46,454 1,916,228
Johnson Controls International
plc 35,740 2,287,360
Masco Corp. 13,408 625,751
Trane Technologies plc 12,173 2,046,160
7,862,431
Capital Markets 2 .7%
Ameriprise Financial, Inc. 5,708 1,777,300
Bank of New York Mellon
Corp. (The) 37,381 1,701,583
BlackRock, Inc. 8,026 5,687,464
Cboe Global Markets, Inc. 5,542 695,355
Charles Schwab Corp. (The) 81,263 6,765,957
CME Group, Inc. 19,362 3,255,914
FactSet Research Systems,
Inc. 2,055 824,487
Franklin Resources, Inc. 13,220 348,744
Goldman Sachs Group, Inc.
(The) 18,087 6,210,714
Intercontinental Exchange, Inc. 29,874 3,064,774
Invesco Ltd.(a) 25,466 458,133
MarketAxess Holdings, Inc. 1,876 523,198
Moody's Corp. 8,552 2,382,758
Morgan Stanley 70,557 5,998,756
MSCI, Inc. 4,266 1,984,415
Nasdaq, Inc. 17,164 1,053,012
Northern Trust Corp. 11,587 1,025,334
Raymond James Financial,
Inc. 10,004 1,068,927
S&P Global, Inc. 17,878 5,988,057
State Street Corp. 19,234 1,491,981

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2022 - Statement of Investments - 41
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc.(a) 11,920 1,299,995
53,606,858
Chemicals 1 .6%
Air Products & Chemicals, Inc. 11,850 3,652,881
Albemarle Corp. 6,119 1,326,966
Celanese Corp. 5,153 526,843
CF Industries Holdings, Inc. 11,073 943,420
Corteva, Inc. 38,191 2,244,867
Dow, Inc. 36,938 1,861,306
DuPont de Nemours, Inc.(a) 26,411 1,812,587
Eastman Chemical Co. 6,058 493,364
Ecolab, Inc. 12,936 1,882,964
FMC Corp. 7,029 877,219
International Flavors &
Fragrances, Inc. 13,723 1,438,719
Linde plc 26,434 8,622,242
LyondellBasell Industries NV,
Class A 13,943 1,157,687
Mosaic Co. (The) 18,685 819,711
PPG Industries, Inc. 12,624 1,587,342
Sherwin-Williams Co. (The) 12,388 2,940,044
32,188,162
Commercial Services & Supplies 0 .4%
Cintas Corp. 4,642 2,096,420
Copart, Inc.* 23,782 1,448,086
Republic Services, Inc. 11,135 1,436,303
Rollins, Inc. 12,648 462,158
Waste Management, Inc. 19,961 3,131,482
8,574,449
Communications Equipment 0 .8%
Arista Networks, Inc.* 12,684 1,539,203
Cisco Systems, Inc. 220,792 10,518,531
F5, Inc.* 2,938 421,632
Juniper Networks, Inc. 16,314 521,396
Motorola Solutions, Inc. 8,747 2,254,189
15,254,951
Construction & Engineering 0 .1%
Quanta Services, Inc.(a) 8,062 1,148,835
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 3,354 1,133,551
Vulcan Materials Co. 7,396 1,295,114
2,428,665
Consumer Finance 0 .4%
American Express Co. 31,838 4,704,064
Capital One Financial Corp. 19,826 1,843,025
Discover Financial Services 14,814 1,449,254
Synchrony Financial 25,700 844,502
8,840,845
Containers & Packaging 0 .2%
Amcor plc 77,615 924,395
Avery Dennison Corp. 4,810 870,610
Ball Corp.(a) 16,484 842,992
International Paper Co. 18,913 654,957
Packaging Corp. of America 4,974 636,224
Sealed Air Corp. 7,072 352,751
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 13,557 476,664
4,758,593
Distributors 0 .1%
Genuine Parts Co. 7,878 1,366,912
LKQ Corp. 12,248 654,165
Pool Corp. 2,094 633,079
2,654,156
Diversified Financial Services 1 .5%
Berkshire Hathaway, Inc.,
Class B* 96,427 29,786,300
Diversified Telecommunication Services 0 .8%
AT&T, Inc. 379,952 6,994,916
Lumen Technologies, Inc.(a) 50,807 265,213
Verizon Communications, Inc. 224,101 8,829,579
16,089,708
Electric Utilities 1 .8%
Alliant Energy Corp. 12,971 716,129
American Electric Power Co.,
Inc. 27,767 2,636,477
Constellation Energy Corp. 17,337 1,494,623
Duke Energy Corp. 40,562 4,177,480
Edison International 21,262 1,352,688
Entergy Corp. 11,194 1,259,325
Evergy, Inc. 12,463 784,297
Eversource Energy 18,349 1,538,380
Exelon Corp. 53,590 2,316,696
FirstEnergy Corp. 28,932 1,213,408
NextEra Energy, Inc. 106,194 8,877,818
NRG Energy, Inc.(a) 12,158 386,868
PG&E Corp.*(a) 86,793 1,411,254
Pinnacle West Capital Corp. 5,477 416,471
PPL Corp. 38,843 1,134,992
Southern Co. (The) 58,711 4,192,553
Xcel Energy, Inc. 29,325 2,055,976
35,965,435
Electrical Equipment 0 .5%
AMETEK, Inc. 12,293 1,717,578
Eaton Corp. plc 21,419 3,361,712
Emerson Electric Co. 31,823 3,056,917
Generac Holdings, Inc.* 3,495 351,807
Rockwell Automation, Inc. 6,153 1,584,828
10,072,842
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 32,485 2,473,408
CDW Corp. 7,089 1,265,954
Corning, Inc. 42,595 1,360,484
Keysight Technologies, Inc.* 9,779 1,672,894
TE Connectivity Ltd. 16,853 1,934,724
Teledyne Technologies, Inc.* 2,501 1,000,175
Trimble, Inc.* 12,140 613,798
Zebra Technologies Corp.,
Class A* 2,856 732,307
11,053,744
Energy Equipment & Services 0 .4%
Baker Hughes Co.(a) 55,199 1,630,027
Halliburton Co. 46,495 1,829,578

42 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger Ltd. 76,614 4,095,784
7,555,389
Entertainment 1 .1%
Activision Blizzard, Inc. 37,907 2,901,781
Electronic Arts, Inc. 13,722 1,676,554
Live Nation Entertainment,
Inc.*(a) 7,699 536,928
Netflix, Inc.* 23,939 7,059,132
Take-Two Interactive Software,
Inc.* 8,714 907,389
Walt Disney Co. (The)* 97,387 8,460,983
Warner Bros Discovery, Inc.* 116,953 1,108,714
22,651,481
Equity Real Estate Investment Trusts (REITs) 2 .3%
Alexandria Real Estate
Equities, Inc.(a) 8,113 1,181,821
American Tower Corp. 24,850 5,264,721
AvalonBay Communities, Inc. 7,453 1,203,809
Boston Properties, Inc. 7,490 506,174
Camden Property Trust 5,836 652,932
Crown Castle, Inc. 23,224 3,150,103
Digital Realty Trust, Inc. 15,313 1,535,434
Equinix, Inc. 4,954 3,245,019
Equity Residential 17,926 1,057,634
Essex Property Trust, Inc. 3,099 656,740
Extra Space Storage, Inc. 7,064 1,039,679
Federal Realty Investment
Trust(a) 4,108 415,072
Healthpeak Properties, Inc. 29,651 743,351
Host Hotels & Resorts, Inc.(a) 36,965 593,288
Invitation Homes, Inc.(a) 32,519 963,863
Iron Mountain, Inc. 15,098 752,635
Kimco Realty Corp. 31,542 668,059
Mid-America Apartment
Communities, Inc.(a) 5,803 911,013
Prologis, Inc. 49,303 5,557,927
Public Storage 8,531 2,390,301
Realty Income Corp. 33,314 2,113,107
Regency Centers Corp. 8,942 558,875
SBA Communications Corp. 5,832 1,634,768
Simon Property Group, Inc. 17,775 2,088,207
UDR, Inc. 16,320 632,074
Ventas, Inc. 21,233 956,547
VICI Properties, Inc.(a) 50,444 1,634,386
Vornado Realty Trust(a) 9,863 205,249
Welltower, Inc. 24,994 1,638,357
Weyerhaeuser Co. 39,411 1,221,741
45,172,886
Food & Staples Retailing 1 .3%
Costco Wholesale Corp. 23,720 10,828,180
Kroger Co. (The) 34,690 1,546,480
Sysco Corp. 26,715 2,042,362
Walgreens Boots Alliance, Inc.
(a) 38,051 1,421,586
Walmart, Inc. 75,527 10,708,973
26,547,581
Food Products 1 .0%
Archer-Daniels-Midland Co.(a) 29,424 2,732,018
Common Stocks
Shares Value ($)
Food Products
Campbell Soup Co. 11,920 676,460
Conagra Brands, Inc. 26,166 1,012,624
General Mills, Inc.(a) 31,854 2,670,958
Hershey Co. (The) 7,860 1,820,140
Hormel Foods Corp. 16,488 751,028
J M Smucker Co. (The) 5,689 901,479
Kellogg Co. 13,396 954,331
Kraft Heinz Co. (The) 43,336 1,764,209
Lamb Weston Holdings, Inc. 7,349 656,707
McCormick & Co., Inc.
(Non-Voting) 13,924 1,154,160
Mondelez International, Inc.,
Class A 72,412 4,826,260
Tyson Foods, Inc., Class A 15,326 954,044
20,874,418
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 7,667 859,241
Health Care Equipment & Supplies 2 .4%
Abbott Laboratories 93,278 10,240,992
Align Technology, Inc.* 3,715 783,493
Baxter International, Inc. 27,047 1,378,586
Becton Dickinson and Co. 15,062 3,830,267
Boston Scientific Corp.* 76,413 3,535,630
Cooper Cos., Inc. (The) 2,627 868,670
Dentsply Sirona, Inc. 12,777 406,820
Dexcom, Inc.* 20,455 2,316,324
Edwards Lifesciences Corp.* 33,131 2,471,904
Hologic, Inc.* 13,426 1,004,399
IDEXX Laboratories, Inc.* 4,319 1,761,979
Intuitive Surgical, Inc.* 18,923 5,021,218
Medtronic plc 71,815 5,581,462
ResMed, Inc. 7,819 1,627,368
STERIS plc(a) 5,088 939,703
Stryker Corp. 17,799 4,351,677
Teleflex, Inc.(a) 2,553 637,305
Zimmer Biomet Holdings, Inc. 10,966 1,398,165
48,155,962
Health Care Providers & Services 3 .2%
AmerisourceBergen Corp. 8,649 1,433,226
Cardinal Health, Inc. 14,027 1,078,255
Centene Corp.* 30,758 2,522,464
Cigna Corp. 16,491 5,464,128
CVS Health Corp. 70,825 6,600,182
DaVita, Inc.* 3,244 242,229
Elevance Health, Inc. 12,752 6,541,393
HCA Healthcare, Inc. 11,267 2,703,629
Henry Schein, Inc.*(a) 7,095 566,678
Humana, Inc. 6,677 3,419,893
Laboratory Corp. of America
Holdings 5,020 1,182,110
McKesson Corp. 7,553 2,833,281
Molina Healthcare, Inc.* 3,099 1,023,352
Quest Diagnostics, Inc. 5,842 913,922
UnitedHealth Group, Inc. 49,951 26,483,021
Universal Health Services,
Inc., Class B 3,747 527,915
63,535,678

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2022 - Statement of Investments - 43
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 1 .7%
Booking Holdings, Inc.* 2,068 4,167,599
Caesars Entertainment,
Inc.*(a) 11,665 485,264
Carnival Corp.*(a) 56,426 454,793
Chipotle Mexican Grill, Inc.* 1,519 2,107,597
Darden Restaurants, Inc. 6,408 886,419
Domino's Pizza, Inc. 1,725 597,540
Expedia Group, Inc.* 8,101 709,648
Hilton Worldwide Holdings,
Inc. 15,083 1,905,888
Las Vegas Sands Corp.*(a) 17,704 851,031
Marriott International, Inc.,
Class A 14,030 2,088,927
McDonald's Corp. 39,243 10,341,708
MGM Resorts International 15,586 522,598
Norwegian Cruise Line
Holdings Ltd.*(a) 21,647 264,959
Royal Caribbean Cruises
Ltd.*(a) 12,511 618,419
Starbucks Corp. 60,954 6,046,637
Wynn Resorts Ltd.* 5,121 422,329
Yum! Brands, Inc. 15,010 1,922,481
34,393,837
Household Durables 0 .3%
DR Horton, Inc.(a) 17,019 1,517,074
Garmin Ltd. 8,874 818,981
Lennar Corp., Class A 13,434 1,215,777
Mohawk Industries, Inc.* 2,566 262,296
Newell Brands, Inc. 15,619 204,296
NVR, Inc.*(a) 158 728,788
PulteGroup, Inc. 11,949 544,038
Whirlpool Corp.(a) 2,623 371,050
5,662,300
Household Products 1 .4%
Church & Dwight Co., Inc. 13,514 1,089,364
Clorox Co. (The)(a) 6,741 945,965
Colgate-Palmolive Co. 44,617 3,515,373
Kimberly-Clark Corp. 18,335 2,488,976
Procter & Gamble Co. (The) 126,538 19,178,099
27,217,777
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 34,722 998,605
Industrial Conglomerates 0 .8%
3M Co. 29,368 3,521,810
General Electric Co. 58,200 4,876,578
Honeywell International, Inc. 35,843 7,681,155
16,079,543
Insurance 2 .1%
Aflac, Inc. 30,185 2,171,509
Allstate Corp. (The) 14,389 1,951,148
American International Group,
Inc. 39,777 2,515,498
Aon plc, Class A 11,076 3,324,351
Arch Capital Group Ltd.* 19,939 1,251,770
Arthur J Gallagher & Co. 11,235 2,118,247
Assurant, Inc. 3,086 385,935
Brown & Brown, Inc. 13,594 774,450
Common Stocks
Shares Value ($)
Insurance
Chubb Ltd. 22,053 4,864,892
Cincinnati Financial Corp. 8,930 914,343
Everest Re Group Ltd. 2,000 662,540
Globe Life, Inc. 4,556 549,226
Hartford Financial Services
Group, Inc. (The) 16,565 1,256,124
Lincoln National Corp. 9,086 279,122
Loews Corp. 10,873 634,222
Marsh & McLennan Cos., Inc. 26,249 4,343,685
MetLife, Inc. 35,425 2,563,707
Principal Financial Group, Inc. 12,433 1,043,377
Progressive Corp. (The) 31,361 4,067,835
Prudential Financial, Inc. 19,236 1,913,213
Travelers Cos., Inc. (The) 12,873 2,413,559
W R Berkley Corp. 10,067 730,562
Willis Towers Watson plc 5,785 1,414,895
42,144,210
Interactive Media & Services 3 .4%
Alphabet, Inc., Class A* 318,261 28,080,168
Alphabet, Inc., Class C* 284,380 25,233,037
Match Group, Inc.* 14,516 602,269
Meta Platforms, Inc., Class A* 120,240 14,469,682
68,385,156
Internet & Direct Marketing Retail 2 .1%
Amazon.com, Inc.* 474,490 39,857,160
eBay, Inc. 28,801 1,194,377
Etsy, Inc.*(a) 7,193 861,578
41,913,115
IT Services 3 .9%
Accenture plc, Class A 33,726 8,999,446
Akamai Technologies, Inc.* 8,641 728,436
Automatic Data Processing,
Inc. 22,114 5,282,150
Broadridge Financial
Solutions, Inc. 6,382 856,018
Cognizant Technology
Solutions Corp., Class A 26,906 1,538,754
DXC Technology Co.* 14,324 379,586
EPAM Systems, Inc.* 2,882 944,547
Fidelity National Information
Services, Inc. 32,347 2,194,744
Fiserv, Inc.* 33,954 3,431,731
FleetCor Technologies, Inc.* 4,038 741,700
Gartner, Inc.* 4,247 1,427,587
Global Payments, Inc. 15,046 1,494,369
International Business
Machines Corp. 48,307 6,805,973
Jack Henry & Associates, Inc. 3,821 670,815
Mastercard, Inc., Class A 45,422 15,794,592
Paychex, Inc. 17,415 2,012,477
PayPal Holdings, Inc.* 60,910 4,338,010
VeriSign, Inc.* 4,882 1,002,958
Visa, Inc., Class A(a) 87,453 18,169,235
76,813,128
Leisure Products 0 .0%
†
Hasbro, Inc. 7,562 461,358
Life Sciences Tools & Services 1 .7%
Agilent Technologies, Inc. 15,714 2,351,600

44 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.,
Class A* 1,259 529,397
Bio-Techne Corp. 8,958 742,439
Charles River Laboratories
International, Inc.* 2,534 552,159
Danaher Corp. 35,060 9,305,625
Illumina, Inc.* 8,185 1,655,007
IQVIA Holdings, Inc.* 9,883 2,024,928
Mettler-Toledo International,
Inc.* 1,161 1,678,167
PerkinElmer, Inc. 6,733 944,101
Thermo Fisher Scientific, Inc. 21,013 11,571,649
Waters Corp.* 3,027 1,036,990
West Pharmaceutical
Services, Inc. 4,150 976,703
33,368,765
Machinery 1 .6%
Caterpillar, Inc. 27,837 6,668,632
Cummins, Inc. 7,593 1,839,708
Deere & Co. 14,703 6,304,058
Dover Corp. 7,382 999,597
Fortive Corp. 19,377 1,244,972
IDEX Corp. 4,282 977,709
Illinois Tool Works, Inc. 14,741 3,247,442
Ingersoll Rand, Inc. 21,515 1,124,159
Nordson Corp. 2,726 648,025
Otis Worldwide Corp. 22,643 1,773,173
PACCAR, Inc. 18,136 1,794,920
Parker-Hannifin Corp. 6,644 1,933,404
Pentair plc 7,744 348,325
Snap-on, Inc. 2,719 621,264
Stanley Black & Decker, Inc. 8,255 620,116
Westinghouse Air Brake
Technologies Corp. 9,414 939,611
Xylem, Inc. 9,422 1,041,791
32,126,906
Media 0 .7%
Charter Communications, Inc.,
Class A* 5,730 1,943,043
Comcast Corp., Class A 230,582 8,063,452
DISH Network Corp., Class
A*(a) 14,567 204,521
Fox Corp., Class A 16,219 492,571
Fox Corp., Class B 7,090 201,710
Interpublic Group of Cos., Inc.
(The) 20,389 679,158
News Corp., Class A 16,799 305,742
News Corp., Class B(a) 10,146 187,092
Omnicom Group, Inc. 10,450 852,406
Paramount Global, Class B(a) 27,345 461,584
13,391,279
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 75,404 2,865,352
Newmont Corp. 44,060 2,079,632
Nucor Corp. 13,542 1,784,971
Steel Dynamics, Inc. 8,074 788,830
7,518,785
Common Stocks
Shares Value ($)
Multiline Retail 0 .4%
Dollar General Corp. 12,323 3,034,539
Dollar Tree, Inc.*(a) 11,519 1,629,247
Target Corp. 24,469 3,646,860
8,310,646
Multi-Utilities 0 .8%
Ameren Corp. 14,343 1,275,379
CenterPoint Energy, Inc. 34,731 1,041,583
CMS Energy Corp.(a) 15,624 989,468
Consolidated Edison, Inc. 19,051 1,815,751
Dominion Energy, Inc. 45,339 2,780,187
DTE Energy Co. 10,058 1,182,117
NiSource, Inc. 19,808 543,135
Public Service Enterprise
Group, Inc. 25,362 1,553,930
Sempra Energy 16,866 2,606,472
WEC Energy Group, Inc. 16,753 1,570,761
15,358,783
Oil, Gas & Consumable Fuels 4 .1%
APA Corp. 17,372 810,925
Chevron Corp. 95,157 17,079,730
ConocoPhillips 66,665 7,866,470
Coterra Energy, Inc.(a) 40,509 995,306
Devon Energy Corp. 35,819 2,203,227
Diamondback Energy, Inc. 9,191 1,257,145
EOG Resources, Inc. 31,682 4,103,453
EQT Corp. 20,517 694,090
Exxon Mobil Corp. 220,378 24,307,693
Hess Corp. 14,849 2,105,885
Kinder Morgan, Inc. 105,345 1,904,638
Marathon Oil Corp. 32,271 873,576
Marathon Petroleum Corp. 25,102 2,921,622
Occidental Petroleum Corp.(a) 38,843 2,446,720
ONEOK, Inc. 23,688 1,556,302
Phillips 66 24,813 2,582,537
Pioneer Natural Resources
Co. 12,662 2,891,874
Targa Resources Corp. 12,306 904,491
Valero Energy Corp. 20,611 2,614,711
Williams Cos., Inc. (The) 66,058 2,173,308
82,293,703
Personal Products 0 .2%
Estee Lauder Cos., Inc. (The),
Class A 12,330 3,059,196
Pharmaceuticals 4 .2%
Bristol-Myers Squibb Co. 113,792 8,187,334
Catalent, Inc.*(a) 10,205 459,327
Eli Lilly & Co. 42,232 15,450,155
Johnson & Johnson 139,868 24,707,682
Merck & Co., Inc. 135,713 15,057,357
Organon & Co. 14,879 415,571
Pfizer, Inc. 300,263 15,385,476
Viatris, Inc.(a) 69,948 778,521
Zoetis, Inc. 24,465 3,585,346
84,026,769
Professional Services 0 .3%
CoStar Group, Inc.* 21,492 1,660,902
Equifax, Inc. 6,370 1,238,073
Jacobs Solutions, Inc.(a) 6,895 827,883

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2022 - Statement of Investments - 45
Common Stocks
Shares Value ($)
Professional Services
Leidos Holdings, Inc. 6,835 718,973
Robert Half International, Inc. 5,613 414,408
Verisk Analytics, Inc.(a) 8,043 1,418,946
6,279,185
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A*(a) 17,582 1,353,111
Road & Rail 0 .8%
CSX Corp. 111,861 3,465,454
JB Hunt Transport Services,
Inc. 4,606 803,102
Norfolk Southern Corp. 12,464 3,071,379
Old Dominion Freight Line,
Inc.(a) 4,642 1,317,307
Union Pacific Corp. 32,972 6,827,512
15,484,754
Semiconductors & Semiconductor Equipment 4 .4%
Advanced Micro Devices, Inc.* 85,888 5,562,966
Analog Devices, Inc. 27,555 4,519,847
Applied Materials, Inc. 46,089 4,488,147
Broadcom, Inc. 21,665 12,113,552
Enphase Energy, Inc.* 7,314 1,937,917
First Solar, Inc.* 5,291 792,539
Intel Corp. 219,840 5,810,371
KLA Corp. 7,593 2,862,789
Lam Research Corp. 7,301 3,068,610
Microchip Technology, Inc. 29,717 2,087,619
Micron Technology, Inc. 58,135 2,905,587
Monolithic Power Systems,
Inc. 2,546 900,291
NVIDIA Corp. 133,207 19,466,871
NXP Semiconductors NV 13,952 2,204,835
ON Semiconductor Corp.*(a) 22,357 1,394,406
Qorvo, Inc.* 5,130 464,983
QUALCOMM, Inc. 59,665 6,559,570
Skyworks Solutions, Inc. 8,254 752,187
SolarEdge Technologies,
Inc.*(a) 3,152 892,867
Teradyne, Inc.(a) 7,946 694,083
Texas Instruments, Inc. 48,601 8,029,857
87,509,894
Software 7 .2%
Adobe, Inc.* 24,864 8,367,482
ANSYS, Inc.* 4,892 1,181,858
Autodesk, Inc.* 11,542 2,156,853
Cadence Design Systems,
Inc.* 14,529 2,333,939
Ceridian HCM Holding, Inc.*(a) 7,900 506,785
Fortinet, Inc.* 34,948 1,708,608
Gen Digital, Inc. 30,045 643,864
Intuit, Inc. 15,033 5,851,144
Microsoft Corp. 398,813 95,643,334
Oracle Corp. 82,100 6,710,854
Paycom Software, Inc.* 2,616 811,771
PTC, Inc.* 5,370 644,615
Roper Technologies, Inc. 5,753 2,485,814
Salesforce, Inc.* 53,778 7,130,425
ServiceNow, Inc.* 10,811 4,197,587
Synopsys, Inc.* 8,361 2,669,584
Common Stocks
Shares Value ($)
Software
Tyler Technologies, Inc.* 2,113 681,252
143,725,769
Specialty Retail 2 .1%
Advance Auto Parts, Inc. 3,456 508,136
AutoZone, Inc.* 1,025 2,527,835
Bath & Body Works, Inc. 11,488 484,104
Best Buy Co., Inc. 11,063 887,363
CarMax, Inc.*(a) 8,905 542,225
Home Depot, Inc. (The) 54,800 17,309,128
Lowe's Cos., Inc. 33,262 6,627,121
O'Reilly Automotive, Inc.* 3,268 2,758,290
Ross Stores, Inc. 18,129 2,104,233
TJX Cos., Inc. (The) 62,197 4,950,881
Tractor Supply Co. 5,871 1,320,799
Ulta Beauty, Inc.* 2,812 1,319,025
41,339,140
Technology Hardware, Storage & Peripherals 5 .4%
Apple, Inc. 799,844 103,923,731
Hewlett Packard Enterprise
Co. 66,089 1,054,780
HP, Inc. 46,591 1,251,900
NetApp, Inc. 11,712 703,423
Seagate Technology Holdings
plc(a) 10,740 565,031
Western Digital Corp.* 18,081 570,456
108,069,321
Textiles, Apparel & Luxury Goods 0 .5%
NIKE, Inc., Class B 67,378 7,883,900
Ralph Lauren Corp.(a) 2,288 241,773
Tapestry, Inc. 10,968 417,661
VF Corp.(a) 17,190 474,616
9,017,950
Tobacco 0 .6%
Altria Group, Inc. 95,611 4,370,379
Philip Morris International, Inc. 82,757 8,375,836
12,746,215
Trading Companies & Distributors 0 .2%
Fastenal Co. 30,629 1,449,364
United Rentals, Inc.*(a) 3,680 1,307,946
WW Grainger, Inc. 2,383 1,325,544
4,082,854
Water Utilities 0 .1%
American Water Works Co.,
Inc.(a) 10,219 1,557,580
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc.* 31,831 4,456,340
Total Common Stocks
(cost $1,305,779,861) 1,718,184,648

46 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Core Fund
Purchased Options 0 .1%
Number of
Contracts Value ($)
Call Options 0 .1%
Future Equity Index Options: 0.1%
S&P 500 E-Mini Index
2/17/2023 at USD 4,230.00,
European Style
Notional Amount: USD
103,474,525
Exchange Traded
*
539 269,500
S&P 500 E-Mini Index
3/17/2023 at USD 4,220.00,
American Style
Notional Amount: USD
103,474,525
Exchange Traded
*
539 680,487
S&P 500 E-Mini Index
2/28/2023 at USD 4,050.00,
European Style
Notional Amount: USD
103,474,525
Exchange Traded 539 1,340,763
Total Purchased Options
(cost $5,463,479) 2,290,750
Short-Term Investments 8 .7%
Shares
U.S. Treasury Obligation 8.7%
U.S. Treasury Bills
4.55% 5/18/2023 175,000,000 172,037,441
4.25% 3/16/2023(b) 118,000 117,021
Total U.S. Treasury
Obligation
(cost $172,150,406) 172,154,462
Total Short-Term Investment
(cost $172,150,406) 172,154,462
Repurchase Agreements 0 .0%
†
Principal
Amount ($)
Bank of America NA,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $46,518,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $47,425.(c)(d) 46,495 46,495
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $26,366,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$26,880.(c)(d) 26,353 26,353
Total Repurchase Agreements
(cost $72,848) 72,848
Total Investments
(cost $1,483,466,594) — 95.0% 1,892,702,708
Other assets in excess of liabilities — 5.0% 100,635,969
NET ASSETS — 100.0%
$ 1,993,338,677
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $60,852,315, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $72,848 and by $62,352,875
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%, and
maturity dates ranging from 1/10/2023 – 5/15/2052, a total
value of $62,425,723.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was $72,848.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2022 - Statement of Investments - 47
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 289 3/2023 USD 55,791,450 (39,704)
Net contracts (39,704)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

48 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 86.0%
Shares Value ($)
Aerospace & Defense 4.6%
Howmet Aerospace, Inc. 68,609 2,703,881
L3Harris Technologies, Inc. 18,254 3,800,665
Northrop Grumman Corp. 9,001 4,911,035
Raytheon Technologies Corp. 140,591 14,188,444
25,604,025
Air Freight & Logistics 0.5%
FedEx Corp. 15,441 2,674,381
Automobiles 0.6%
General Motors Co. 103,927 3,496,104
Banks 6.6%
Bank of America Corp. 196,143 6,496,256
Comerica, Inc. 38,919 2,601,735
JPMorgan Chase & Co. 171,539 23,003,380
US Bancorp 113,132 4,933,687
37,035,058
Biotechnology 3.2%
AbbVie, Inc. 32,377 5,232,447
Gilead Sciences, Inc. 146,200 12,551,270
17,783,717
Capital Markets 6.6%
Ameriprise Financial, Inc. 11,739 3,655,173
Charles Schwab Corp. (The) 92,138 7,671,410
CME Group, Inc. 62,989 10,592,230
Goldman Sachs Group, Inc.
(The) 21,581 7,410,484
Morgan Stanley(a) 91,556 7,784,091
37,113,388
Communications Equipment 2.7%
Cisco Systems, Inc. 321,090 15,296,728
Construction & Engineering 0.7%
Quanta Services, Inc.(a) 27,154 3,869,445
Diversified Financial Services 4.7%
Berkshire Hathaway, Inc.,
Class B* 73,503 22,705,077
Voya Financial, Inc.(a) 62,000 3,812,380
26,517,457
Electric Utilities 4.2%
Constellation Energy Corp. 111,915 9,648,192
Exelon Corp. 164,120 7,094,908
PPL Corp. 221,000 6,457,620
23,200,720
Electrical Equipment 2.0%
Eaton Corp. plc 55,349 8,687,025
Hubbell, Inc. 10,066 2,362,289
11,049,314
Electronic Equipment, Instruments & Components 0.6%
Corning, Inc. 110,367 3,525,122
Energy Equipment & Services 2.0%
Schlumberger Ltd. 205,592 10,990,948
Food Products 0.9%
Archer-Daniels-Midland Co.(a) 26,597 2,469,532
Bunge Ltd. 26,546 2,648,494
5,118,026
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 4.4%
Becton Dickinson and Co. 61,814 15,719,300
Medtronic plc 117,694 9,147,178
24,866,478
Health Care Providers & Services 2.9%
Humana, Inc. 7,353 3,766,133
McKesson Corp. 19,295 7,237,940
UnitedHealth Group, Inc. 10,015 5,309,753
16,313,826
Hotels, Restaurants & Leisure 2.7%
International Game
Technology plc 388,507 8,811,339
Las Vegas Sands Corp.*(a) 133,720 6,427,920
15,239,259
Independent Power and Renewable Electricity Producers
0.4%
NextEra Energy Partners
LP(a) 30,603 2,144,964
Insurance 8.2%
Allstate Corp. (The) 65,481 8,879,224
Aon plc, Class A 14,046 4,215,766
Assurant, Inc.(a) 31,211 3,903,248
Chubb Ltd. 50,278 11,091,327
Everest Re Group Ltd. 11,993 3,972,921
MetLife, Inc. 83,199 6,021,112
Progressive Corp. (The) 33,012 4,281,986
RenaissanceRe Holdings Ltd. 20,080 3,699,338
46,064,922
Interactive Media & Services 0.7%
Alphabet, Inc., Class A* 41,505 3,661,986
IT Services 0.9%
Fidelity National Information
Services, Inc. 73,105 4,960,174
Life Sciences Tools & Services 1.2%
Danaher Corp. 26,166 6,944,980
Machinery 2.2%
Caterpillar, Inc. 26,876 6,438,414
Ingersoll Rand, Inc. 114,399 5,977,348
12,415,762
Media 3.7%
Comcast Corp., Class A 164,450 5,750,817
Interpublic Group of Cos., Inc.
(The) 262,771 8,752,902
Omnicom Group, Inc. 76,951 6,276,893
20,780,612
Metals & Mining 1.8%
Freeport-McMoRan, Inc. 264,301 10,043,438
Oil, Gas & Consumable Fuels 8.2%
ConocoPhillips 38,869 4,586,542
EOG Resources, Inc. 39,300 5,090,136
EQT Corp. 66,708 2,256,732
Exxon Mobil Corp. 174,667 19,265,770
Hess Corp. 47,825 6,782,542
Marathon Petroleum Corp. 65,970 7,678,248
45,659,970

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - December 31, 2022 - Statement of Investments - 49
Common Stocks
Shares Value ($)
Pharmaceuticals 4.4%
Eli Lilly & Co. 22,058 8,069,699
Merck & Co., Inc. 39,351 4,365,993
Sanofi, ADR-FR 245,585 11,893,682
24,329,374
Semiconductors & Semiconductor Equipment 1.9%
Applied Materials, Inc. 40,314 3,925,777
Micron Technology, Inc. 68,761 3,436,675
QUALCOMM, Inc. 30,222 3,322,607
10,685,059
Software 0.5%
Dolby Laboratories, Inc., Class
A(a) 36,358 2,564,693
Technology Hardware, Storage & Peripherals 1.3%
Hewlett Packard Enterprise
Co. 463,581 7,398,753
Tobacco 0.7%
British American Tobacco plc,
ADR-UK 104,185 4,165,316
Total Common Stocks
(cost $383,168,918) 481,513,999
Purchased Options 0.1%
Number of
Contracts
Call Options 0.1%
Future Equity Index Options: 0.1%
S&P 500 E-Mini Index
2/17/2023 at USD 4,230.00,
European Style
Notional Amount: USD
25,916,625
Exchange Traded
*
135 67,500
S&P 500 E-Mini Index
3/17/2023 at USD 4,220.00,
American Style
Notional Amount: USD
25,916,625
Exchange Traded
*
135 170,437
S&P 500 E-Mini Index
2/28/2023 at USD 4,050.00,
European Style
Notional Amount: USD
25,916,625
Exchange Traded 135 335,813
Total Purchased Options
(cost $1,368,391) 573,750
Short-Term Investments 5.2%
Shares
U.S. Treasury Obligation 5.2%
U.S. Treasury Bills
4.27% 3/16/2023(b) 1,505,000 1,492,519
Short-Term Investments
Shares Value ($)
4.55% 5/18/2023 28,000,000 27,525,990
Total U.S. Treasury
Obligation
(cost $29,015,427) 29,018,509
Total Short-Term Investment
(cost $29,015,427) 29,018,509
Total Investments
(cost $413,552,736) — 91.3% 511,106,258
Other assets in excess of liabilities — 8.7% 48,549,129
NET ASSETS — 100.0%
$ 559,655,387
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $20,829,896, which
was collateralized by $21,269,609 in the form of U.S
Government Treasury Securities, interest rates ranging from
0.00% – 5.25%, and maturity dates ranging from 2/9/2023
– 5/15/2051.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
ADR American Depositary Receipt
FR France
UK United Kingdom
Currency:
USD United States Dollar

50 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 642 3/2023 USD 48,268,770 (1,195,321)
Total long contracts (1,195,321)
Short Contracts
S&P 500 E-Mini Index (253) 3/2023 USD (48,841,650) 1,826,754
Total short contracts 1,826,754
Net contracts 631,433
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT BNY Mellon Sustainable U.S. Equity Fund - December 31, 2022 - Statement of Investments - 51
Common Stocks 98 .6%
Shares Value ($)
Banks 4 .0%
First Republic Bank 11,834 1,442,446
JPMorgan Chase & Co. 17,878 2,397,440
3,839,886
Beverages 3 .4%
PepsiCo, Inc. 18,210 3,289,818
Biotechnology 2 .5%
AbbVie, Inc. 14,636 2,365,324
Building Products 2 .6%
Trane Technologies plc 14,922 2,508,239
Capital Markets 3 .0%
Goldman Sachs Group, Inc.
(The) 8,507 2,921,134
Chemicals 4 .4%
Albemarle Corp. 7,974 1,729,242
CF Industries Holdings, Inc. 16,448 1,401,369
Ecolab, Inc. 7,655 1,114,262
4,244,873
Diversified Telecommunication Services 2 .3%
Verizon Communications, Inc. 55,200 2,174,880
Electric Utilities 4 .7%
Eversource Energy 24,240 2,032,282
NextEra Energy, Inc. 29,695 2,482,502
4,514,784
Electronic Equipment, Instruments & Components 1 .6%
TE Connectivity Ltd. 13,687 1,571,268
Food & Staples Retailing 2 .7%
Costco Wholesale Corp. 5,698 2,601,137
Food Products 1 .7%
Darling Ingredients, Inc.* 26,484 1,657,633
Health Care Equipment & Supplies 7 .0%
Cooper Cos., Inc. (The) 7,822 2,586,501
Edwards Lifesciences Corp.* 23,996 1,790,342
Medtronic plc 30,138 2,342,325
6,719,168
Insurance 5 .1%
Chubb Ltd. 15,171 3,346,723
Progressive Corp. (The) 11,848 1,536,804
4,883,527
Common Stocks
Shares Value ($)
Interactive Media & Services 3 .7%
Alphabet, Inc., Class A* 40,212 3,547,905
Internet & Direct Marketing Retail 3 .8%
Amazon.com, Inc.* 42,997 3,611,748
IT Services 7 .7%
Accenture plc, Class A 8,757 2,336,718
Fidelity National Information
Services, Inc. 24,149 1,638,509
Mastercard, Inc., Class A 9,827 3,417,143
7,392,370
Life Sciences Tools & Services 1 .8%
Danaher Corp. 6,690 1,775,660
Machinery 2 .8%
Ingersoll Rand, Inc. 51,823 2,707,752
Multi-Utilities 1 .9%
CMS Energy Corp. 29,562 1,872,161
Pharmaceuticals 4 .6%
Eli Lilly & Co. 7,939 2,904,404
Merck & Co., Inc. 13,597 1,508,587
4,412,991
Road & Rail 2 .1%
Norfolk Southern Corp. 8,196 2,019,658
Semiconductors & Semiconductor Equipment 4 .6%
Applied Materials, Inc. 10,018 975,553
SolarEdge Technologies, Inc.* 4,896 1,386,890
Texas Instruments, Inc. 12,265 2,026,423
4,388,866
Software 11 .3%
Intuit, Inc. 5,257 2,046,130
Microsoft Corp. 27,488 6,592,172
Salesforce, Inc.* 17,004 2,254,560
10,892,862
Technology Hardware, Storage & Peripherals 6 .3%
Apple, Inc. 46,284 6,013,680
Textiles, Apparel & Luxury Goods 3 .0%
NIKE, Inc., Class B 24,266 2,839,365
Total Investments
(cost $80,569,561) — 98.6% 94,766,689
Other assets in excess of liabilities — 1.4% 1,347,325
NET ASSETS — 100.0%
$ 96,114,014
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

52 - Statement of Investments - December 31, 2022 - NVIT J.P. Morgan Digital Evolution Strategy Fund
Common Stocks 91 .3%
Shares Value ($)
Entertainment 1 .3%
Take-Two Interactive Software,
Inc.* 344 35,821
Interactive Media & Services 10 .7%
Alphabet, Inc., Class A* 1,961 173,019
Meta Platforms, Inc., Class A* 968 116,489
289,508
Internet & Direct Marketing Retail 11 .3%
Alibaba Group Holding Ltd.,
ADR-CN* 700 61,663
Amazon.com, Inc.* 2,902 243,768
305,431
IT Services 14 .5%
FleetCor Technologies, Inc.* 189 34,716
MongoDB, Inc.* 198 38,974
PayPal Holdings, Inc.* 965 68,727
Shift4 Payments, Inc., Class
A* 544 30,426
Snowflake, Inc., Class A* 145 20,813
Visa, Inc., Class A 948 196,957
390,613
Road & Rail 1 .9%
Uber Technologies, Inc.* 2,017 49,880
Semiconductors & Semiconductor Equipment 20 .0%
Advanced Micro Devices, Inc.* 929 60,171
Analog Devices, Inc. 434 71,189
Lam Research Corp. 194 81,538
Marvell Technology, Inc. 1,248 46,226
Micron Technology, Inc. 666 33,287
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
NVIDIA Corp. 916 133,864
SolarEdge Technologies, Inc.* 99 28,044
Teradyne, Inc. 467 40,793
Wolfspeed, Inc.* 647 44,669
539,781
Software 26 .6%
Adobe, Inc.* 240 80,767
Alteryx, Inc., Class A* 743 37,648
Confluent, Inc., Class A* 1,506 33,494
Crowdstrike Holdings, Inc.,
Class A* 266 28,007
DocuSign, Inc.* 483 26,768
Guidewire Software, Inc.* 314 19,644
Intuit, Inc. 199 77,455
Microsoft Corp. 1,049 251,571
Salesforce, Inc.* 587 77,830
Samsara, Inc., Class A* 567 7,048
Splunk, Inc.* 327 28,151
Workday, Inc., Class A* 298 49,864
718,247
Technology Hardware, Storage & Peripherals 5 .0%
Apple, Inc. 1,037 134,737
Total Investments
(cost $2,858,330) — 91.3% 2,464,018
Other assets in excess of liabilities — 8.7% 234,437
NET ASSETS — 100.0%
$ 2,698,455
* Denotes a non-income producing security.
ADR American Depositary Receipt
CN China
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan Innovators Fund - December 31, 2022 - Statement of Investments - 53
Common Stocks 89.3%
Shares Value ($)
Aerospace & Defense 2.3%
L3Harris Technologies, Inc. 354 73,706
Banks 1.7%
Truist Financial Corp. 1,250 53,787
Biotechnology 2.4%
Horizon Therapeutics plc* 517 58,835
Seagen, Inc.* 141 18,120
76,955
Building Products 1.3%
Trane Technologies plc 249 41,854
Capital Markets 4.2%
MarketAxess Holdings, Inc. 165 46,017
S&P Global, Inc. 259 86,749
132,766
Chemicals 1.5%
PPG Industries, Inc. 377 47,404
Electric Utilities 2.1%
NextEra Energy, Inc. 802 67,047
Energy Equipment & Services 1.5%
Schlumberger Ltd. 896 47,900
Entertainment 3.3%
Activision Blizzard, Inc. 545 41,720
Netflix, Inc.* 212 62,514
104,234
Health Care Equipment & Supplies 5.9%
Dexcom, Inc.* 402 45,522
Intuitive Surgical, Inc.* 199 52,805
Stryker Corp. 355 86,794
185,121
Health Care Providers & Services 3.8%
Elevance Health, Inc. 94 48,219
Humana, Inc. 141 72,219
120,438
Health Care Technology 1.0%
Veeva Systems, Inc., Class A* 189 30,501
Hotels, Restaurants & Leisure 2.8%
Chipotle Mexican Grill, Inc.* 24 33,300
Marriott International, Inc.,
Class A 375 55,834
89,134
Industrial Conglomerates 3.1%
Honeywell International, Inc. 448 96,006
Insurance 2.0%
Progressive Corp. (The) 472 61,223
Interactive Media & Services 6.4%
Alphabet, Inc., Class A* 873 77,025
Bumble, Inc., Class A* 1,674 35,238
Meta Platforms, Inc., Class A* 733 88,209
200,472
Internet & Direct Marketing Retail 5.6%
Amazon.com, Inc.* 1,604 134,736
JD.com, Inc., ADR-CN 763 42,827
177,563
Common Stocks
Shares Value ($)
IT Services 4.4%
Block, Inc., Class A* 661 41,537
Mastercard, Inc., Class A 283 98,408
139,945
Life Sciences Tools & Services 0.9%
Illumina, Inc.* 142 28,712
Machinery 1.1%
Oshkosh Corp. 401 35,364
Oil, Gas & Consumable Fuels 1.3%
Ovintiv, Inc. 793 40,213
Personal Products 1.9%
Estee Lauder Cos., Inc. (The),
Class A 236 58,554
Pharmaceuticals 2.5%
Eli Lilly & Co. 213 77,924
Professional Services 1.7%
Verisk Analytics, Inc. 306 53,985
Road & Rail 2.2%
Uber Technologies, Inc.* 2,735 67,637
Semiconductors & Semiconductor Equipment 7.6%
Advanced Micro Devices, Inc.* 447 28,952
Applied Materials, Inc. 424 41,289
ASML Holding NV
(Registered), NYRS-NL 90 49,176
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 1,108 82,535
Wolfspeed, Inc.* 542 37,420
239,372
Software 11.0%
Dynatrace, Inc.* 920 35,236
HashiCorp, Inc., Class A* 1,486 40,627
Microsoft Corp. 707 169,553
Palo Alto Networks, Inc.* 189 26,373
ServiceNow, Inc.* 141 54,746
Unity Software, Inc.* 728 20,814
347,349
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc. 590 76,659
Textiles, Apparel & Luxury Goods 1.4%
NIKE, Inc., Class B 377 44,113
Total Investments
(cost $2,946,147) — 89.3% 2,815,938
Other assets in excess of liabilities — 10.7% 335,938
NET ASSETS — 100.0%
$ 3,151,876

54 - Statement of Investments - December 31, 2022 - NVIT J.P. Morgan Innovators Fund
* Denotes a non-income prod ucing security. ADR American Depositary Receipt
CN China
NL Netherlands
NYRS New York Registry Shares
TW Taiwan
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan Large Cap Growth Fund - December 31, 2022 - Statement of Investments - 55
Common Stocks 93.7%
Shares Value ($)
Air Freight & Logistics 1.4%
United Parcel Service, Inc.,
Class B 331 57,541
Automobiles 1.4%
Tesla, Inc.* 486 59,865
Banks 0.7%
SVB Financial Group* 136 31,299
Beverages 4.0%
Coca-Cola Co. (The) 1,839 116,979
Monster Beverage Corp.* 535 54,318
171,297
Biotechnology 9.3%
AbbVie, Inc. 943 152,398
Alnylam Pharmaceuticals, Inc.* 86 20,438
Amgen, Inc. 301 79,055
Exact Sciences Corp.* 182 9,011
Moderna, Inc.* 20 3,592
Regeneron Pharmaceuticals,
Inc.* 150 108,224
Seagen, Inc.* 171 21,975
394,693
Building Products 0.9%
Trane Technologies plc 234 39,333
Capital Markets 4.5%
Blackstone, Inc., Class A 297 22,034
Charles Schwab Corp. (The) 1,272 105,907
Morgan Stanley 532 45,231
MSCI, Inc. 37 17,211
190,383
Chemicals 0.7%
Sherwin-Williams Co. (The) 118 28,005
Consumer Finance 0.2%
Capital One Financial Corp. 101 9,389
Electrical Equipment 0.6%
Rockwell Automation, Inc. 92 23,696
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp., Class A 701 53,374
Health Care Equipment & Supplies 1.2%
Dexcom, Inc.* 155 17,552
Intuitive Surgical, Inc.* 121 32,108
49,660
Health Care Providers & Services 8.5%
CVS Health Corp. 679 63,276
HCA Healthcare, Inc. 308 73,908
McKesson Corp. 308 115,537
UnitedHealth Group, Inc. 205 108,687
361,408
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc., Class A* 95 8,122
Chipotle Mexican Grill, Inc.* 20 27,750
Marriott International, Inc.,
Class A 349 51,963
87,835
Interactive Media & Services 3.4%
Alphabet, Inc., Class C* 1,534 136,112
Common Stocks
Shares Value ($)
Interactive Media & Services
Match Group, Inc.* 54 2,240
Meta Platforms, Inc., Class A* 46 5,536
Snap, Inc., Class A* 52 465
144,353
Internet & Direct Marketing Retail 3.2%
Amazon.com, Inc.* 1,306 109,704
Etsy, Inc.* 75 8,983
MercadoLibre, Inc.* 20 16,925
135,612
IT Services 3.9%
Automatic Data Processing,
Inc. 259 61,865
Block, Inc., Class A* 19 1,194
Cognizant Technology
Solutions Corp., Class A 536 30,654
International Business
Machines Corp. 477 67,204
MongoDB, Inc.* 25 4,921
Shopify, Inc., Class A* 10 347
166,185
Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc. 25 13,767
Machinery 3.6%
Deere & Co. 354 151,781
Media 0.4%
Trade Desk, Inc. (The), Class
A* 372 16,677
Metals & Mining 1.6%
Freeport-McMoRan, Inc. 1,809 68,742
Multiline Retail 0.6%
Target Corp. 182 27,125
Oil, Gas & Consumable Fuels 3.4%
Cheniere Energy, Inc. 182 27,293
ConocoPhillips 986 116,348
143,641
Personal Products 0.3%
Estee Lauder Cos., Inc. (The),
Class A 50 12,405
Pharmaceuticals 3.2%
Eli Lilly & Co. 365 133,532
Professional Services 1.3%
Equifax, Inc. 60 11,662
Verisk Analytics, Inc. 237 41,811
53,473
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc.* 684 44,303
ASML Holding NV
(Registered), NYRS-NL 52 28,413
Enphase Energy, Inc.* 61 16,163
Lam Research Corp. 40 16,812
NVIDIA Corp. 338 49,395
Texas Instruments, Inc. 219 36,183
191,269

56 - Statement of Investments - December 31, 2022 - NVIT J.P. Morgan Large Cap Growth Fund
Common Stocks
Shares Value ($)
Software 12.3%
HubSpot, Inc.* 5 1,446
Intuit, Inc. 94 36,587
Microsoft Corp. 1,248 299,295
Oracle Corp. 1,191 97,352
Salesforce, Inc.* 196 25,988
Synopsys, Inc.* 169 53,960
Workday, Inc., Class A* 38 6,358
520,986
Specialty Retail 5.8%
AutoZone, Inc.* 54 133,174
Lowe's Cos., Inc. 558 111,176
244,350
Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc. 2,778 360,946
Textiles, Apparel & Luxury Goods 0.6%
Tapestry, Inc. 660 25,133
Total Investments
(cost $4,167,550) — 93.7% 3,967,755
Other assets in excess of liabilities — 6.3% 266,709
NET ASSETS — 100.0%
$ 4,234,464
* Denotes a non-income producing security.
NL Netherlands
NYRS New York Registry Shares
The accompanying notes are an integral part of these financial statements.

NVIT J.P.Morgan U.S. Equity Fund - December 31, 2022 - Statement of Investments - 57
Common Stocks 99 .1%
Shares Value ($)
Aerospace & Defense 1 .5%
Northrop Grumman Corp. 1,501 818,961
Automobiles 1 .5%
Tesla, Inc.* 6,619 815,328
Banks 4 .4%
Truist Financial Corp. 28,709 1,235,348
US Bancorp 15,857 691,524
Wells Fargo & Co. 11,123 459,269
2,386,141
Beverages 2 .5%
Coca-Cola Co. (The) 21,281 1,353,684
Biotechnology 7 .0%
AbbVie, Inc. 12,104 1,956,127
Regeneron Pharmaceuticals,
Inc.* 1,731 1,248,899
Vertex Pharmaceuticals, Inc.* 2,211 638,493
3,843,519
Building Products 1 .6%
Trane Technologies plc 5,166 868,353
Capital Markets 5 .7%
Ameriprise Financial, Inc. 2,339 728,294
Morgan Stanley 14,989 1,274,365
S&P Global, Inc. 3,355 1,123,724
3,126,383
Chemicals 2 .3%
Eastman Chemical Co. 6,087 495,725
PPG Industries, Inc. 6,225 782,732
1,278,457
Construction Materials 1 .1%
Vulcan Materials Co. 3,449 603,954
Diversified Telecommunication Services 1 .2%
Verizon Communications, Inc. 16,384 645,530
Electric Utilities 5 .0%
NextEra Energy, Inc. 22,896 1,914,106
PG&E Corp.* 15,715 255,526
Xcel Energy, Inc. 8,120 569,293
2,738,925
Electrical Equipment 2 .3%
Eaton Corp. plc 8,076 1,267,528
Energy Equipment & Services 2 .1%
Baker Hughes Co. 38,818 1,146,296
Equity Real Estate Investment Trusts (REITs) 3 .0%
Prologis, Inc. 14,430 1,626,694
Health Care Equipment & Supplies 3 .0%
Boston Scientific Corp.* 24,130 1,116,495
Intuitive Surgical, Inc.* 2,051 544,233
1,660,728
Health Care Providers & Services 3 .6%
UnitedHealth Group, Inc. 3,701 1,962,196
Hotels, Restaurants & Leisure 2 .9%
Marriott International, Inc.,
Class A 2,112 314,456
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
McDonald's Corp. 4,859 1,280,492
1,594,948
Insurance 0 .8%
Progressive Corp. (The) 3,259 422,725
Interactive Media & Services 5 .0%
Alphabet, Inc., Class A* 28,876 2,547,730
Meta Platforms, Inc., Class A* 1,504 180,991
2,728,721
Internet & Direct Marketing Retail 3 .1%
Amazon.com, Inc.* 20,440 1,716,960
IT Services 2 .9%
Mastercard, Inc., Class A 4,633 1,611,033
Machinery 1 .7%
Deere & Co. 2,212 948,417
Multiline Retail 1 .7%
Dollar General Corp. 3,765 927,131
Oil, Gas & Consumable Fuels 3 .0%
ConocoPhillips 7,553 891,254
Pioneer Natural Resources
Co. 3,188 728,107
1,619,361
Pharmaceuticals 2 .3%
Bristol-Myers Squibb Co. 17,810 1,281,429
Professional Services 0 .8%
Leidos Holdings, Inc. 4,055 426,545
Road & Rail 3 .1%
Norfolk Southern Corp. 4,144 1,021,165
Uber Technologies, Inc.* 27,669 684,254
1,705,419
Semiconductors & Semiconductor Equipment 6 .5%
Advanced Micro Devices, Inc.* 9,536 617,647
ASML Holding NV
(Registered), NYRS-NL 724 395,593
NVIDIA Corp. 3,498 511,198
NXP Semiconductors NV 10,197 1,611,432
Teradyne, Inc. 4,852 423,822
3,559,692
Software 9 .5%
Intuit, Inc. 1,333 518,830
Microsoft Corp. 17,110 4,103,320
Oracle Corp. 7,249 592,534
5,214,684
Specialty Retail 2 .3%
Lowe's Cos., Inc. 3,363 670,044

58 - Statement of Investments - December 31, 2022 - NVIT J.P.Morgan U.S. Equity Fund
Common Stocks
Shares Value ($)
Specialty Retail
TJX Cos., Inc. (The) 7,281 579,568
1,249,612
Technology Hardware, Storage & Peripherals 4 .5%
Apple, Inc. 18,917 2,457,886
Textiles, Apparel & Luxury Goods 1 .2%
NIKE, Inc., Class B 5,472 640,279
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Total Investments
(cost $53,454,203) — 99.1% 54,247,519
Other assets in excess of liabilities — 0.9% 484,689
NET ASSETS — 100.0%
$ 54,732,208
* Denotes a non-income producing security.
NL Netherlands
NYRS New York Registry Shares
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan US Technology Leaders Fund - December 31, 2022 - Statement of Investments - 59
Common Stocks 99 .2%
Shares Value ($)
Automobiles 1 .8%
Tesla, Inc.* 469 57,771
Communications Equipment 1 .7%
Ciena Corp.* 263 13,408
F5, Inc.* 275 39,465
52,873
Electrical Equipment 0 .5%
Rockwell Automation, Inc. 66 17,000
Electronic Equipment, Instruments & Components 2 .7%
Amphenol Corp., Class A 806 61,369
Jabil, Inc. 332 22,642
84,011
Entertainment 6 .1%
Netflix, Inc.* 374 110,285
Take-Two Interactive Software,
Inc.* 498 51,857
Walt Disney Co. (The)* 332 28,844
190,986
Equity Real Estate Investment Trusts (REITs) 3 .1%
Equinix, Inc. 78 51,092
SBA Communications Corp. 169 47,373
98,465
Health Care Equipment & Supplies 2 .2%
Dexcom, Inc.* 608 68,850
Health Care Technology 0 .9%
Veeva Systems, Inc., Class A* 185 29,855
Hotels, Restaurants & Leisure 2 .2%
Booking Holdings, Inc.* 34 68,520
Interactive Media & Services 4 .7%
Alphabet, Inc., Class C* 1,064 94,409
Meta Platforms, Inc., Class A* 448 53,912
148,321
Internet & Direct Marketing Retail 3 .8%
Amazon.com, Inc.* 770 64,680
JD.com, Inc., ADR-CN 284 15,941
MercadoLibre, Inc.* 47 39,773
120,394
IT Services 4 .4%
Globant SA* 155 26,065
MongoDB, Inc.* 216 42,517
Okta, Inc.* 411 28,084
Shopify, Inc., Class A* 585 20,305
Snowflake, Inc., Class A* 146 20,957
137,928
Media 1 .3%
Trade Desk, Inc. (The), Class
A* 880 39,450
Road & Rail 1 .0%
Uber Technologies, Inc.* 1,210 29,923
Semiconductors & Semiconductor Equipment 29 .6%
Advanced Micro Devices, Inc.* 1,717 111,210
Analog Devices, Inc. 571 93,661
ASML Holding NV
(Registered), NYRS-NL 104 56,826
Broadcom, Inc. 57 31,870
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Credo Technology Group
Holding Ltd.* 716 9,530
Enphase Energy, Inc.* 261 69,155
Entegris, Inc. 388 25,449
First Solar, Inc.* 249 37,298
GLOBALFOUNDRIES, Inc.*(a) 561 30,232
Lam Research Corp. 161 67,668
Marvell Technology, Inc. 1,306 48,374
MKS Instruments, Inc. 448 37,959
Monolithic Power Systems,
Inc. 118 41,726
NVIDIA Corp. 609 88,999
QUALCOMM, Inc. 557 61,237
Teradyne, Inc. 546 47,693
Universal Display Corp. 227 24,525
Wolfspeed, Inc.* 643 44,393
927,805
Software 30 .8%
Adobe, Inc.* 248 83,459
Atlassian Corp., Class A* 68 8,750
Confluent, Inc., Class A* 1,201 26,710
Crowdstrike Holdings, Inc.,
Class A* 156 16,425
Datadog, Inc., Class A* 295 21,683
Elastic NV* 513 26,420
HashiCorp, Inc., Class A* 416 11,373
HubSpot, Inc.* 146 42,213
Intuit, Inc. 190 73,952
Microsoft Corp. 430 103,123
Oracle Corp. 1,509 123,346
Palo Alto Networks, Inc.* 138 19,257
Procore Technologies, Inc.* 494 23,307
Salesforce, Inc.* 457 60,594
ServiceNow, Inc.* 161 62,511
Synopsys, Inc.* 399 127,397
Workday, Inc., Class A* 530 88,685
Zoom Video Communications,
Inc., Class A* 341 23,099
Zscaler, Inc.* 206 23,051
965,355
Technology Hardware, Storage & Peripherals 2 .4%
Apple, Inc. 572 74,320
Total Common Stocks
(cost $3,604,414) 3,111,827
Repurchase Agreements 0 .9%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $18,940,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$19,309.(b)(c) 18,930 18,930

60 - Statement of Investments - December 31, 2022 - NVIT J.P. Morgan US Technology Leaders Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.33%, dated 12/30/2022,
due 1/3/2023,
repurchase price
$10,005, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.63% - 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$10,200.(b)(c) 10,000 10,000
Total Repurchase Agreements
(cost $28,930) 28,930
Total Investments
(cost $3,633,344) — 100.1% 3,140,757
Liabilities in excess of other assets — (0.1)% (4,041)
NET ASSETS — 100.0%
$ 3,136,716
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
December 31, 2022. The total value of securities on loan as
of December 31, 2022 was $28,346, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $28,930.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was $28,930.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CN China
NL Netherlands
NYRS New York Registry Shares
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

62 - Statements of Assets and Liabilities - December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
Assets:
Investment securities, at value
*
$ 1,892,629,860
Repurchase agreements, at value 72,848
Cash 100,165,411
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 1,803,178
Security lending income receivable 9,162
Receivable for investments sold —
Receivable for capital shares issued 670,815
Reclaims receivable —
Receivable for reimbursement from investment adviser (Note 3) 16,736
Prepaid expenses 3,088
Total Assets 1,995,371,098
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 453,686
Payable for variation margin on futures contracts 24,425
Payable upon return of securities loaned (Note 2) 72,848
Accrued expenses and other payables:
Investment advisory fees 745,373
Fund administration fees 82,387
Distribution fees 120,421
Administrative servicing fees 248,700
Accounting and transfer agent fees 1,503
Trustee fees 69
Due to broker 10
Custodian fees 13,301
Compliance program costs (Note 3) 2,321
Professional fees 14,337
Printing fees 241,036
Other 12,004
Total Liabilities 2,032,421
Net Assets $ 1,993,338,677
* Includes value of securities on loan (Note 2) 60,852,315
Cost of investment securities 1,483,393,746
Cost of repurchase agreements 72,848
Cost of foreign currencies —
Represented by:
Capital $ 1,797,397,536
Total distributable earnings (loss) 195,941,141
Net Assets $ 1,993,338,677

Equity Funds (I) - December 31, 2022 - Statements of Assets and Liabilities - 63
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT BNY Mellon
Sustainable U.S.
Equity Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
$ 511,106,258 $ 94,766,689 $ 2,464,018 $ 2,815,938 $ 3,967,755
— — — — —
49,900,774 1,428,803 256,737 357,428 288,312
760,525 — — — —
37,479 — — — —
1,165,718 73,865 951 1,983 2,590
2,942 — — 6 —
2,188,424 — — — —
225,978 17,851 — — —
32,755 — — — —
— — 6,936 6,999 6,787
708 117 — — —
565,421,561 96,287,325 2,728,642 3,182,354 4,265,444
1,316,136 — — — —
3,204,705 20,408 4 5 14
703,637 — — — —
— — — — —
271,708 54,119 1,777 2,059 2,370
40,701 15,743 12,641 12,649 12,663
51,572 7,024 — — —
90,873 7,709 — — —
1,127 1,907 123 124 124
8 59 16 10 8
— — — — —
18,599 1,866 275 273 451
635 114 41 43 48
13,656 7,756 6,650 6,652 6,654
41,561 54,876 8,093 8,096 8,081
11,256 1,730 567 567 567
5,766,174 173,311 30,187 30,478 30,980
$ 559,655,387 $ 96,114,014 $ 2,698,455 $ 3,151,876 $ 4,234,464
20,829,896 — — — —
413,552,736 80,569,561 2,858,330 2,946,147 4,167,550
— — — — —
39,951 — — — —
$ 433,182,616 $ 70,618,346 $ 3,416,518 $ 3,602,303 $ 4,508,078
126,472,771 25,495,668 (718,063) (450,427) (273,614)
$ 559,655,387 $ 96,114,014 $ 2,698,455 $ 3,151,876 $ 4,234,464

64 - Statements of Assets and Liabilities - December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
Net Assets:
Class I Shares $ 1,439,331,387
Class II Shares 554,007,290
Class X Shares —
Class Y Shares —
Class Z Shares —
Total $ 1,993,338,677
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 83,347,816
Class II Shares 32,535,660
Class X Shares —
Class Y Shares —
Class Z Shares —
Total 115,883,476
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 17 .27
Class II Shares $ 17 .03
Class X Shares $ —
Class Y Shares $ —
Class Z Shares $ —

Equity Funds (I) - December 31, 2022 - Statements of Assets and Liabilities - 65
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT BNY Mellon
Sustainable U.S.
Equity Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
$ 229,418,287 $ 6,575,820 $ — $ — $ —
72,339,892 89,538,194 — — —
66,042,332 — — — —
— — 2,698,455 3,151,876 4,234,464
191,854,876 — — — —
$ 559,655,387 $ 96,114,014 $ 2,698,455 $ 3,151,876 $ 4,234,464
13,815,682 581,471 — — —
4,387,958 7,928,543 — — —
3,982,843 — — — —
— — 347,563 364,384 463,518
11,731,997 — — — —
33,918,480 8,510,014 347,563 364,384 463,518
$ 16 .61 $ 11 .31 $ — $ — $ —
$ 16 .49 $ 11 .29 $ — $ — $ —
$ 16 .58 $ — $ — $ — $ —
$ — $ — $ 7 .76 $ 8 .65 $ 9 .14
$ 16 .35 $ — $ — $ — $ —

66 - Statements of Assets and Liabilities - December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
U.S. Equity Fund
Assets:
Investment securities, at value
*
$ 54,247,519
Repurchase agreements, at value —
Cash 361,636
Interest and dividends receivable 35,633
Security lending income receivable —
Receivable for investments sold 223,132
Receivable for capital shares issued 251,604
Receivable for reimbursement from investment adviser (Note 3) 15,825
Prepaid expenses 78
Total Assets 55,135,427
Liabilities:
Payable for investments purchased 289,237
Payable for capital shares redeemed —
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 18,320
Fund administration fees 37,330
Distribution fees 11,733
Administrative servicing fees 9,438
Accounting and transfer agent fees 919
Trustee fees 18
Custodian fees 123
Compliance program costs (Note 3) 61
Professional fees 7,547
Printing fees 27,309
Other 1,184
Total Liabilities 403,219
Net Assets $ 54,732,208
* Includes value of securities on loan (Note 2) —
Cost of investment securities 53,454,203
Cost of repurchase agreements —
Represented by:
Capital $ 56,667,953
Total distributable earnings (loss) (1,935,745)
Net Assets $ 54,732,208

Equity Funds (I) - December 31, 2022 - Statements of Assets and Liabilities - 67
NVIT J.P. Morgan
US Technology
Leaders Fund
$ 3,111,827
28,930
75,123
771
93
—
—
6,991
—
3,223,735
27,459
6
28,930
2,028
12,648
—
—
123
11
458
42
6,652
8,095
567
87,019
$ 3,136,716
28,346
3,604,414
28,930
$ 3,762,241
(625,525)
$ 3,136,716

68 - Statements of Assets and Liabilities - December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
U.S. Equity Fund
Net Assets:
Class II Shares $ 54,724,914
Class Y Shares 7,294
Total $ 54,732,208
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 4,055,530
Class Y Shares 544
Total 4,056,074
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 13 .49
Class Y Shares $ 13 .41

Equity Funds (I) - December 31, 2022 - Statements of Assets and Liabilities - 69
NVIT J.P. Morgan
US Technology
Leaders Fund
$ —
3,136,716
$ 3,136,716
—
383,829
383,829
$ —
$ 8 .17

70 - Statements of Operations - For the Year Ended December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
INVESTMENT INCOME:
Dividend income $ 30,813,718
Interest income 3,630,735
Income from securities lending (Note 2) 124,810
European Union tax reclaims (Note 2) —
Foreign tax withholding (7,282)
Total Income 34,561,981
EXPENSES:
Investment advisory fees 10,472,676
Fund administration fees 649,350
Distribution fees Class II Shares 1,565,273
Distribution fees Class Z Shares —
Administrative servicing fees Class I Shares 2,426,729
Administrative servicing fees Class II Shares 939,169
Administrative servicing fees Class X Shares —
Administrative servicing fees Class Z Shares —
Registration and filing fees —
Professional fees 105,099
Printing fees 92,336
Trustee fees 75,680
Custodian fees 86,000
Accounting and transfer agent fees 7,105
Compliance program costs (Note 3) 9,233
Other 47,751
Total expenses before fees waived and expenses reimbursed 16,476,401
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (852,695)
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (327,567)
Net Expenses 15,296,139
NET INVESTMENT INCOME/(LOSS) 19,265,842
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) (118,234,717)
Expiration or closing of futures contracts (Note 2) (76,954,218)
Foreign currency transactions (Note 2) –
Net realized gains (losses) (195,188,935)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (414,309,076)
Futures contracts (Note 2) (15,004,428)
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation (429,313,504)
Net realized/unrealized gains (losses) (624,502,439)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (605,236,597)
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.

Equity Funds (I) - For the Year Ended December 31, 2022 - Statements of Operations - 71
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT BNY Mellon
Sustainable U.S.
Equity Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund(a)
NVIT J.P. Morgan
Innovators Fund(a)
NVIT J.P. Morgan
Large Cap Growth
Fund(a)
$ 11,611,638 $ 1,478,444 $ 6,860 $ 17,058 $ 30,618
985,970 13,756 2,523 3,950 3,693
50,604 — 9 77 6
12,690 — — — —
(57,444) — (109) (369) (44)
12,603,458 1,492,200 9,283 20,716 34,273
3,235,898 716,378 14,573 15,602 16,034
166,123 81,321 22,062 22,091 22,175
189,029 256,539 — — —
485,456 — — — —
590,830 10,135 — — —
189,028 51,309 — — —
76,846 — — — —
233,021 — — — —
— — 247 248 248
30,784 25,711 62,319 62,324 62,334
52,430 25,380 8,099 8,100 8,090
20,408 3,975 99 99 110
1,584 6,261 512 512 513
1,990 7,793 148 148 149
2,398 450 47 49 56
4,800 1,361 580 581 581
5,280,625 1,186,613 108,686 109,754 110,290
(60,490) (164,186) — — —
— (55,108) — — —
— — (124) (131) —
— (9,458) (96,427) (96,630) (94,883)
5,220,135 957,861 12,135 12,993 15,407
7,383,323 534,339 (2,852) 7,723 18,866
38,818,939 11,306,509 (323,751) (320,495) (73,819)
(7,741,829) — — — —
410 (762) — — —
31,077,520 11,305,747 (323,751) (320,495) (73,819)
(46,190,356) (42,768,503) (394,312) (130,209) (199,795)
(1,491,233) — — — —
(4,477) — — — —
(47,686,066) (42,768,503) (394,312) (130,209) (199,795)
(16,608,546) (31,462,756) (718,063) (450,704) (273,614)
$ (9,225,223) $ (30,928,417) $ (720,915) $ (442,981) $ (254,748)

72 - Statements of Operations - For the Year Ended December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
U.S. Equity Fund
INVESTMENT INCOME:
Dividend income $ 766,170
Interest income 19,072
Income from securities lending (Note 2) 212
Foreign tax withholding (4,328)
Total Income 781,126
EXPENSES:
Investment advisory fees 187,106
Fund administration fees 46,791
Distribution fees Class II Shares 119,803
Administrative servicing fees Class II Shares 119,803
Registration and filing fees —
Professional fees 48,704
Printing fees 727
Trustee fees 1,765
Custodian fees 1,818
Accounting and transfer agent fees 201
Compliance program costs (Note 3) 212
Other 431
Total expenses before fees waived and expenses reimbursed 527,361
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (76,803)
Net Expenses 450,558
NET INVESTMENT INCOME/(LOSS) 330,568
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) (2,335,101)
Expiration or closing of futures contracts (Note 2) (141,677)
Net realized gains (losses) (2,476,778)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (7,450,264)
Futures contracts (Note 2) (2,098)
Net change in unrealized appreciation/depreciation (7,452,362)
Net realized/unrealized gains (losses) (9,929,140)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (9,598,572)
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.

Equity Funds (I) - For the Year Ended December 31, 2022 - Statements of Operations - 73
NVIT J.P. Morgan
US Technology
Leaders Fund(a)
$ 8,311
1,912
285
(78)
10,430
15,383
22,085
—
—
248
62,322
8,100
99
512
148
49
580
109,526
(129)
(96,586)
12,811
(2,381)
(132,938)
—
(132,938)
(492,587)
—
(492,587)
(625,525)
$ (627,906)

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 19,265,842 $ 11,523,756
Net realized gains (losses) (195,188,935) 128,111,845
Net change in unrealized appreciation/depreciation (429,313,504) 389,284,378
Change in net assets resulting from operations (605,236,597) 528,919,979
Distributions to Shareholders From:
Distributable earnings:
Class I (117,598,686) (35,217,803)
Class II (44,736,196) (9,911,521)
Class X — —
Class Z — —
Change in net assets from shareholder distributions (162,334,882) (45,129,324)
Change in net assets from capital transactions (62,742,972) 556,939,287
Change in net assets (830,314,451) 1,040,729,942
Net Assets:
Beginning of year 2,823,653,128 1,782,923,186
End of year $ 1,993,338,677 $ 2,823,653,128
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 14,447,177 $ 352,212,242
Dividends reinvested 117,598,686 35,217,803
Cost of shares redeemed (156,272,584) (172,499,923)
Total Class I Shares (24,226,721) 214,930,122
Class II Shares
Proceeds from shares issued 33,633,118 392,660,758
Dividends reinvested 44,736,196 9,911,521
Cost of shares redeemed (116,885,565) (60,563,114)
Total Class II Shares (38,516,251) 342,009,165
Class X Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class X Shares — —
Class Z Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Z Shares — —
Change in net assets from capital transactions $ (62,742,972) $ 556,939,287

Equity Funds (I) - December 31, 2022 - Statements of Changes in Net Assets - 75
NVIT BNY Mellon Dynamic U.S. Equity
Income Fund
NVIT BNY Mellon Sustainable U.S. Equity
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 7,383,323 $ 4,743,306 $ 534,339 $ 356,442
31,077,520 125,313,488 11,305,747 7,290,372
(47,686,066) 22,169,957 (42,768,503) 23,202,949
(9,225,223) 152,226,751 (30,928,417) 30,849,763
(35,125,205) (2,817,739) (526,004) (1,007,279)
(11,213,435) (809,990) (7,284,243) (15,046,068)
(9,843,026) (854,095) — —
(29,485,782) (2,126,554) — —
(85,667,448) (6,608,378) (7,810,247) (16,053,347)
37,595,004 984,457 (7,490,387) 10,084,728
(57,297,667) 146,602,830 (46,229,051) 24,881,144
616,953,054 470,350,224 142,343,065 117,461,921
$ 559,655,387 $ 616,953,054 $ 96,114,014 $ 142,343,065
$ 3,102,854 $ 67,941,504 $ 1,292,749 $ 1,151,099
35,125,205 2,817,739 526,004 1,007,279
(29,800,308) (31,995,887) (1,923,317) (2,424,622)
8,427,751 38,763,356 (104,564) (266,244)
1,467,784 213,757 6,704,843 12,507,880
11,213,435 809,990 7,284,243 15,046,068
(11,757,542) (18,478,184) (21,374,909) (17,202,976)
923,677 (17,454,437) (7,385,823) 10,350,972
7,737,732 12,331,016 — —
9,843,026 854,095 — —
(9,604,460) (8,562,075) — —
7,976,298 4,623,036 — —
43,791,657 27,728,573 — —
29,485,782 2,126,554 — —
(53,010,161) (54,802,625) — —
20,267,278 (24,947,498) — —
$ 37,595,004 $ 984,457 $ (7,490,387) $ 10,084,728

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 725,450 14,932,590
Reinvested 6,605,615 1,540,055
Redeemed (7,909,249) (8,040,940)
Total Class I Shares (578,184) 8,431,705
Class II Shares
Issued 1,699,009 17,059,095
Reinvested 2,553,153 438,866
Redeemed (5,756,800) (2,832,373)
Total Class II Shares (1,504,638) 14,665,588
Class X Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class X Shares — —
Class Z Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Z Shares — —
Total change in shares (2,082,822) 23,097,293

Equity Funds (I) - December 31, 2022 - Statements of Changes in Net Assets - 77
NVIT BNY Mellon Dynamic U.S. Equity
Income Fund
NVIT BNY Mellon Sustainable U.S. Equity
Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
163,816 3,440,180 91,090 71,720
2,204,253 147,576 43,867 66,216
(1,627,560) (1,820,158) (145,804) (153,045)
740,509 1,767,598 (10,847) (15,109)
78,885 11,864 496,319 796,807
709,911 42,869 608,443 990,443
(655,171) (1,073,875) (1,583,443) (1,120,573)
133,625 (1,019,142) (478,681) 666,677
425,143 709,357 — —
617,386 44,842 — —
(520,045) (488,539) — —
522,484 265,660 — —
2,354,565 1,542,142 — —
1,880,530 113,178 — —
(2,925,101) (3,111,212) — —
1,309,994 (1,455,892) — —
2,706,612 (441,776) (489,528) 651,568

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (I)
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
Period Ended
December 31, 2022(a)
Period Ended
December 31, 2022(a)
OPERATIONS:
Net investment income/(loss) $ (2,852) $ 7,723
Net realized losses (323,751) (320,495)
Net change in unrealized appreciation/depreciation (394,312) (130,209)
Change in net assets resulting from operations (720,915) (442,981)
Distributions to Shareholders From:
Distributable earnings:
Class Y — (7,446)
Change in net assets from shareholder distributions — (7,446)
Change in net assets from capital transactions 3,419,370 3,602,303
Change in net assets 2,698,455 3,151,876
Net Assets:
Beginning of period — —
End of period $ 2,698,455 $ 3,151,876
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 3,422,004 $ 3,598,015
Dividends reinvested — 7,446
Cost of shares redeemed (2,634) (3,158)
Total Class Y Shares 3,419,370 3,602,303
Change in net assets from capital transactions $ 3,419,370 $ 3,602,303
SHARE TRANSACTIONS:
Class Y Shares
Issued 347,873 363,886
Reinvested — 852
Redeemed (310) (354)
Total Class Y Shares 347,563 364,384
Total change in shares 347,563 364,384
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.

Equity Funds (I) - December 31, 2022 - Statements of Changes in Net Assets - 79
NVIT J.P. Morgan
Large Cap Growth
Fund
Period Ended
December 31, 2022(a)
$ 18,866
(73,819)
(199,795)
(254,748)
(18,975)
(18,975)
4,508,187
4,234,464
—
$ 4,234,464
$ 4,509,819
18,975
(20,607)
4,508,187
$ 4,508,187
463,651
2,043
(2,176)
463,518
463,518

The accompanying notes are an integral part of these financial statements.
80 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (I)
NVIT J.P. Morgan U.S. Equity Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ 330,568 $ 96,192
Net realized gains (losses) (2,476,778) 1,066,173
Net change in unrealized appreciation/depreciation (7,452,362) 6,031,004
Change in net assets resulting from operations (9,598,572) 7,193,369
Distributions to Shareholders From:
Distributable earnings:
Class II (650,038) (1,167,523)
Class Y (129) (285)
Change in net assets from shareholder distributions (650,167) (1,167,808)
Change in net assets from capital transactions 20,602,070 24,043,154
Change in net assets 10,353,331 30,068,715
Net Assets:
Beginning of year 44,378,877 14,310,162
End of year $ 54,732,208 $ 44,378,877
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 22,725,093 $ 28,698,676
Dividends reinvested 650,038 1,167,523
Cost of shares redeemed (2,773,190) (5,823,330)
Total Class II Shares 20,601,941 24,042,869
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested 129 285
Cost of shares redeemed — —
Total Class Y Shares 129 285
Change in net assets from capital transactions $ 20,602,070 $ 24,043,154
SHARE TRANSACTIONS:
Class II Shares
Issued 1,564,972 1,867,400
Reinvested 46,252 70,678
Redeemed (174,493) (369,483)
Total Class II Shares 1,436,731 1,568,595
Class Y Shares
Issued — —
Reinvested 9 17
Redeemed — —
Total Class Y Shares 9 17
Total change in shares 1,436,740 1,568,612
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.

Equity Funds (I) - December 31, 2022 - Statements of Changes in Net Assets - 81
NVIT J.P. Morgan
US Technology
Leaders Fund
Period Ended
December 31, 2022(a)
$ (2,381)
(132,938)
(492,587)
(627,906)
—
—
—
3,764,622
3,136,716
—
$ 3,136,716
$ —
—
—
—
3,768,952
—
(4,330)
3,764,622
$ 3,764,622
—
—
—
—
384,313
—
(484)
383,829
383,829

82 - Financial Highlights - December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 24.03 $ 0.18 $ (5.46) $ (5.28) $ (0.17) $ (1.31) $ (1.48) $ 17.27 (22.10)% $ 1,439,331 0.61% 0.93% 0.67% 1.98%
12/31/2021 18.84 0.13 5.54 5.67 (0.11) (0.37) (0.48) 24.03 30.24% 2,016,400 0.61% 0.62% 0.67% 9.79%
12/31/2020 17.76 0.22 2.97 3.19 (0.23) (1.88) (2.11) 18.84 18.90% 1,422,089 0.61% 1.28% 0.68% 10.36%
12/31/2019 17.57 0.31 5.78 6.09 (0.29) (5.61) (5.90) 17.76 37.62% 1,333,079 0.61% 1.62% 0.68% 3.18%
12/31/2018 19.68 0.19 (0.15) 0.04 (0.15) (2.00) (2.15) 17.57 (1.27)% 1,090,982 0.61% 0.92% 0.68% 146.36%
Class II Shares
12/31/2022 23.71 0.13 (5.38) (5.25) (0.12) (1.31) (1.43) 17.03 (22.26)% 554,007 0.86% 0.68% 0.92% 1.98%
12/31/2021 18.62 0.08 5.46 5.54 (0.08) (0.37) (0.45) 23.71 29.91% 807,253 0.86% 0.37% 0.92% 9.79%
12/31/2020 17.59 0.18 2.92 3.10 (0.19) (1.88) (2.07) 18.62 18.53% 360,834 0.86% 1.02% 0.93% 10.36%
12/31/2019 17.45 0.26 5.74 6.00 (0.25) (5.61) (5.86) 17.59 37.33% 363,497 0.86% 1.37% 0.93% 3.18%
12/31/2018 19.56 0.14 (0.15) (0.01) (0.10) (2.00) (2.10) 17.45 (1.54)% 276,813 0.86% 0.66% 0.93% 146.36%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (I) - December 31, 2022 - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 19.87 $ 0.24 $ (0.62) $ (0.38) $ (0.20) $ (2.68) $ (2.88) $ 16.61 (1.13)% $ 229,418 0.87% 1.34% 0.87% 79.56%
12/31/2021 14.95 0.17 4.98 5.15 (0.23) — (0.23) 19.87 34.53% 259,805 0.88% 0.96% 0.90% 86.42%
12/31/2020 15.37 0.21 (0.05) 0.16 (0.23) (0.35) (0.58) 14.95 1.49% 169,059 0.91% 1.62% 0.91% 132.01%
12/31/2019 14.05 0.30 3.23 3.53 (0.41) (1.80) (2.21) 15.37 26.95% 205,999 0.89% 1.97% 0.89% 43.24%
12/31/2018 16.82 0.31 (1.72) (1.41) (0.23) (1.13) (1.36) 14.05 (9.35)% 186,640 0.89% 1.89% 0.89% 48.35%
Class II Shares
12/31/2022 19.75 0.21 (0.62) (0.41) (0.17) (2.68) (2.85) 16.49 (1.30)% 72,340 1.04% 1.17% 1.12% 79.56%
12/31/2021 14.85 0.14 4.95 5.09 (0.19) — (0.19) 19.75 34.32% 84,025 1.06% 0.78% 1.15% 86.42%
12/31/2020 15.22 0.19 (0.05) 0.14 (0.16) (0.35) (0.51) 14.85 1.39% 78,329 1.08% 1.50% 1.16% 132.01%
12/31/2019 13.94 0.27 3.19 3.46 (0.38) (1.80) (2.18) 15.22 26.68% 175,915 1.06% 1.80% 1.14% 43.24%
12/31/2018 16.69 0.28 (1.70) (1.42) (0.20) (1.13) (1.33) 13.94 (9.47)% 152,592 1.06% 1.72% 1.14% 48.35%
Class X Shares
12/31/2022 19.84 0.27 (0.62) (0.35) (0.23) (2.68) (2.91) 16.58 (1.02)% 66,042 0.74% 1.48% 0.74% 79.56%
12/31/2021 14.92 0.19 4.98 5.17 (0.25) — (0.25) 19.84 34.71% 68,665 0.75% 1.09% 0.77% 86.42%
12/31/2020(g) 12.97 0.06 2.07 2.13 (0.18) — (0.18) 14.92 16.46% 47,678 0.78% 1.26% 0.79% 132.01%
Class Z Shares
12/31/2022 19.62 0.22 (0.63) (0.41) (0.18) (2.68) (2.86) 16.35 (1.30)% 191,855 0.99% 1.23% 0.99% 79.56%
12/31/2021 14.76 0.15 4.91 5.06 (0.20) — (0.20) 19.62 34.35% 204,457 1.00% 0.83% 1.02% 86.42%
12/31/2020(g) 12.83 0.04 2.06 2.10 (0.17) — (0.17) 14.76 16.41% 175,284 1.03% 1.01% 1.04% 132.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from September 8, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of September 4,
2020 through December 31, 2020.

84 - Financial Highlights - December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Sustainable U.S. Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 15.84 $ 0.06 $ (3.64) $ (3.58) $ (0.06) $ (0.89) $ (0.95) $ 11.31 (22.92)% $ 6,576 0.86% 0.49% 0.92% 30.18%
12/31/2021 14.08 0.04 3.65 3.69 (0.05) (1.88) (1.93) 15.84 26.81% 9,380 0.87% 0.28% 0.94% 17.60%
12/31/2020 13.36 0.11 1.59 1.70 (0.10) (0.88) (0.98) 14.08 13.36% 8,556 0.87% 0.83% 0.94% 105.33%
12/31/2019 11.87 0.10 2.86 2.96 (0.10) (1.37) (1.47) 13.36 26.01% 6,853 0.85% 0.73% 0.86% 27.03%
12/31/2018 14.10 0.08 (0.69) (0.61) (0.09) (1.53) (1.62) 11.87 (5.79)% 5,265 0.84% 0.60% 0.85% 12.16%
Class II Shares
12/31/2022 15.82 0.06 (3.64) (3.58) (0.06) (0.89) (0.95) 11.29 (22.95)% 89,538 0.87% 0.49% 1.09% 30.18%
12/31/2021 14.07 0.04 3.64 3.68 (0.05) (1.88) (1.93) 15.82 26.76% 132,963 0.87% 0.27% 1.10% 17.60%
12/31/2020 13.35 0.10 1.60 1.70 (0.10) (0.88) (0.98) 14.07 13.34% 108,906 0.89% 0.81% 1.12% 105.33%
12/31/2019 11.85 0.09 2.87 2.96 (0.09) (1.37) (1.46) 13.35 26.05% 112,156 0.92% 0.68% 1.09% 27.03%
12/31/2018 14.08 0.07 (0.69) (0.62) (0.08) (1.53) (1.61) 11.85 (5.87)% 99,982 0.92% 0.52% 1.09% 12.16%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (I) - December 31, 2022 - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Digital Evolution Strategy Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Losses
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
12/31/2022(f) $ 10.00 $ (0.01) $ (2.23) $ (2.24) $ — $ — $ — $ 7.76 (22.40)% $ 2,698 0.63% (0.15)% 5.60% 66.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

86 - Financial Highlights - December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Innovators Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Losses
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
12/31/2022(f) $ 10.00 $ 0.02 $ (1.35) $ (1.33) $ (0.02) $ — $ (0.02) $ 8.65 (13.30)% $ 3,152 0.63% 0.37% 5.28% 52.19%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

Equity Funds (I) - December 31, 2022 - Financial Highlights - 87
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Large Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Losses
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
12/31/2022(f) $ 10.00 $ 0.05 $ (0.87) $ (0.82) $ (0.04) $ — $ (0.04) $ 9.14 (8.19)% $ 4,234 0.62% 0.77% 4.47% 12.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

88 - Financial Highlights - December 31, 2022 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan U.S. Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2022 $ 16.94 $ 0.10 $ (3.38) $ (3.28) $ (0.08) $ (0.09) $ (0.17) $ 13.49 (19.38)% $ 54,725 0.94% 0.69% 1.10% 47.17%
12/31/2021 13.62 0.05 3.74 3.79 (0.04) (0.43) (0.47) 16.94 27.93% 44,370 0.89% 0.33% 1.37% 61.64%
12/31/2020 11.03 0.05 2.81 2.86 (0.04) (0.23) (0.27) 13.62 25.99% 14,303 0.94% 0.46% 3.53% 123.37%
12/31/2019(g) 10.00 0.02 1.03 1.05 (0.02) — (0.02) 11.03 10.51% 2,889 0.93% 0.71% 8.34% 11.87%
Class Y Shares
12/31/2022 16.83 0.17 (3.35) (3.18) (0.15) (0.09) (0.24) 13.41 (18.95)%(h) 7 0.44% 1.16% 0.61% 47.17%
12/31/2021 13.52 0.12 3.74 3.86 (0.12) (0.43) (0.55) 16.83 28.66%(h) 9 0.44% 0.80% 0.97% 61.64%
12/31/2020 11.07 0.11 2.81 2.92 (0.24) (0.23) (0.47) 13.52 26.52% 7 0.45% 0.98% 3.52% 123.37%
12/31/2019(g) 10.00 0.03 1.04 1.07 — — — 11.07 10.70% 6 0.44% 1.21% 7.92% 11.87%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from October 7, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 4, 2019 through December 31, 2019.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (I) - December 31, 2022 - Financial Highlights - 89
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan US Technology Leaders Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Losses
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
12/31/2022(f) $ 10.00 $ (0.01) $ (1.82) $ (1.83) $ — $ — $ — $ 8.17 (18.30)% $ 3,137 0.63% (0.12)% 5.35% 20.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

90 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eight (8) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BNY Mellon Dynamic U.S. Core Fund ("U.S. Core")
NVIT BNY Mellon Dynamic U.S. Equity Income Fund ("U.S. Equity Income")
NVIT BNY Mellon Sustainable U.S. Equity Fund ("Sustainable U.S. Equity")
NVIT J.P. Morgan Digital Evolution Strategy Fund ("Digital Evolution Strategy")
NVIT J.P. Morgan Innovators Fund ("Innovators")
NVIT J.P. Morgan Large Cap Growth Fund ("Large Cap Growth")
NVIT J.P. Morgan U.S. Equity Fund ("U.S. Equity")
NVIT J.P. Morgan US Technology Leaders Fund ("US Technology Leaders")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of Digital Evolution Strategy, Innovators, Large Cap Growth, U.S. Equity and US Technology Leaders. Only separate accounts established by NLIC and Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of U.S. Core, U.S. Equity Income, and Sustainable U.S. Equity are held by separate accounts established by NLIC,
NLAIC, and other affiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II, Class X, Class Y and Class Z shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Digital Evolution Strategy, Innovators, Large Cap Growth, and US Technology Leaders commenced operations on April 28, 2022.
Each Fund, except Digital Evolution Strategy, is a diversified fund as defined in the 1940 Act. Digital Evolution Strategy is a non-
diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Equity Funds (I) - December 31, 2022 - Notes to Financial Statements - 91
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

92 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,718,184,648 $ – $ – $ 1,718,184,648
Purchased Option 2,290,750 – – 2,290,750
Repurchase Agreements – 72,848 – 72,848
Short-Term Investments – 172,154,462 – 172,154,462
Total Assets $ 1,720,475,398 $ 172,227,310 $ – $ 1,892,702,708
Liabilities:
Futures Contracts# $ (39,704) $ – $ – $ (39,704)
Total Liabilities $ (39,704) $ – $ – $ (39,704)
Total $ 1,720,435,694 $ 172,227,310 $ – $ 1,892,663,004
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 481,513,999 $ – $ – $ 481,513,999
Futures Contracts# 1,826,754 – – 1,826,754
Purchased Option 573,750 – – 573,750
Short-Term Investments – 29,018,509 – 29,018,509
Total Assets $ 483,914,503 $ 29,018,509 $ – $ 512,933,012
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (1,195,321) $ – $ – $ (1,195,321)
Total Liabilities $ (1,195,321) $ – $ – $ (1,195,321)
Total $ 482,719,182 $ 29,018,509 $ – $ 511,737,691
Sustainable U.S. Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 94,766,689 $ – $ – $ 94,766,689
Total $ 94,766,689 $ – $ – $ 94,766,689
Digital Evolution Strategy
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,464,018 $ – $ – $ 2,464,018
Total $ 2,464,018 $ – $ – $ 2,464,018

Equity Funds (I) - December 31, 2022 - Notes to Financial Statements - 93
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
Innovators
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,815,938 $ – $ – $ 2,815,938
Total $ 2,815,938 $ – $ – $ 2,815,938
Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 3,967,755 $ – $ – $ 3,967,755
Total $ 3,967,755 $ – $ – $ 3,967,755
U.S. Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 54,247,519 $ – $ – $ 54,247,519
Total $ 54,247,519 $ – $ – $ 54,247,519
US Technology Leaders
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 3,111,827 $ – $ – $ 3,111,827
Repurchase Agreements – 28,930 – 28,930
Total $ 3,111,827 $ 28,930 $ – $ 3,140,757
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

94 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-
generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.

Equity Funds (I) - December 31, 2022 - Notes to Financial Statements - 95
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2022:
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,290,750
Total $ 2,290,750
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (39,704)
Total $ (39,704)
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 573,750
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 1,826,754
Total $ 2,400,504
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (1,195,321)
Total $ (1,195,321)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
U.S. Core
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (81,760,415)
Futures Contracts
Equity risk (37,976,046)
Interest rate risk (38,978,172)
Total $ (158,714,633)

96 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2022:
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (18,926,638)
Futures Contracts
Equity risk 1,192,066
Interest rate risk (8,933,895)
Total $ (26,668,467)
U.S. Equity
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (141,677)
Total $ (141,677)
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (6,014,824)
Futures Contracts
Equity risk (13,290,350)
Interest rate risk (1,714,078)
Total $ (21,019,252)
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (1,438,014)
Futures Contracts
Equity risk (1,121,991)
Interest rate risk (369,242)
Total $ (2,929,247)
U.S. Equity
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (2,098)
Total $ (2,098)
§ Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."
U.S. Core
Options:
Average Value Purchased $ 28,832,142
Average Number of Purchased Option Contracts 2,221
Futures Contracts:
Average Notional Balance Long $ 363,823,323
Average Notional Balance Short $ 360,150

Equity Funds (I) - December 31, 2022 - Notes to Financial Statements - 97
As of December 31, 2022, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
(f) Securities Lending
During the year ended December 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
U.S. Equity Income
Options:
Average Value Purchased $ 6,513,898
Average Number of Purchased Option Contracts 536
Futures Contracts:
Average Notional Balance Long $ 95,543,640
Average Notional Balance Short $ 33,045,843
U.S. Equity
Futures Contracts:
Average Notional Balance Long $ 386,283
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
U.S. Core $ 72,848
US Technology Leaders 28,930

98 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the year ended December 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price  $29,716,025, collateralized by U.S.
Government Agency Securities, 3.00%, maturing 12/20/2047 - 9/20/2049; total market value  $30,295,871.
Cantor Fitzgerald & Co., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $147,417,656, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 7.35%, maturing 4/1/2023 - 11/20/2072; total market value $150,294,202.
Pershing LLC, 4.33%, dated 12/30/2022, due 1/3/2023, repurchase price $61,564,605, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.63% - 8.50%, maturing 7/16/2023 - 11/20/2072; total market value $62,765,700.
U.S. Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 46,495 $ – $ 46,495 $ (46,495) $ –
Cantor Fitzgerald &
Co. 26,353 – 26,353 (26,353) –
Total $ 72,848 $ – $ 72,848 $ (72,848) $ –

Equity Funds (I) - December 31, 2022 - Notes to Financial Statements - 99
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to net operating loss. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2022 may primarily be attributable to outstanding wash sale loss deferrals, mark-to-market adjustments on options, and mark-to-market
US Technology Leaders
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 18,930 $ – $ 18,930 $ (18,930) $ –
Pershing LLC 10,000 – 10,000 (10,000) –
Total $ 28,930 $ – $ 28,930 $ (28,930) $ –
* As of December 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

100 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
adjustments on futures.  These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2022 were as follows:
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union (EU reclaims). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
Fund Capital
Total
Distributable
Earnings (Loss)
U.S. Core $ 12,929 $ (12,929)
U.S. Equity Income – –
Sustainable U.S. Equity – –
Digital Evolution Strategy (2,852) 2,852
Innovators – –
Large Cap Growth (109) 109
U.S. Equity – –
US Technology Leaders (2,381) 2,381

Equity Funds (I) - December 31, 2022 - Notes to Financial Statements - 101
As of December 31, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2023.
During the year ended December 31, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the year ended December 31, 2022, due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive a portion of its Investment Advisory Fee. The following table provides the waiver of such investment advisory fee for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
U.S. Core Newton Investment Management North America, LLC (“Newton US”)
U.S. Equity Income Newton US
Sustainable U.S. Equity Newton Investment Management Limited
Digital Evolution Strategy J.P. Morgan Investment Management Inc. ("JPMIM")
Innovators JPMIM
Large Cap Growth JPMIM
U.S. Equity JPMIM
US Technology Leaders JPMIM
Fund Fee Schedule
Advisory Fee
(annual rate)
U.S. Core Up to $500 million 0.50%
$500 million up to $1 billion 0.475%
$1 billion and more 0.45%
U.S. Equity Income Up to $500 million 0.57%
$500 million up to $1 billion 0.55%
$1 billion and more 0.53%
Sustainable U.S. Equity Up to $1 billion 0.65%
$1 billion and more 0.60%
Digital Evolution Strategy $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Innovators $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Large Cap Growth $0 up to $500 million 0.65%
$500 million and more 0.60%
U.S. Equity All assets 0.39%
US Technology Leaders $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Fund
Advisory Fee
Waiver
(annual rate)
U.S. Core 0.038%
Sustainable U.S. Equity 0.050
Fund Amount
U.S. Core $ 852,695
Sustainable U.S. Equity 55,108
Fund Amount
Digital Evolution Strategy $ 124
Innovators 131
US Technology Leaders 129

102 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
For the year ended December 31, 2022, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
U.S. Core 0.47% 0.43%       0.43% 0.41%
U.S. Equity Income 0.57 N/A       N/A 0.57
Sustainable U.S. Equity 0.65 0.60       0.60 0.59
Digital Evolution Strategy 0.75 N/A 0.74 0.00
Innovators 0.75 N/A 0.74 0.00
Large Cap Growth 0.65 N/A       N/A 0.00
U.S. Equity 0.39 N/A       N/A 0.23
US Technology Leaders 0.75 N/A 0.74 0.00
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Sustainable U.S. Equity All Classes 0.78%
Digital Evolution Strategy(a) All Classes 0.62
Innovators(a) All Classes 0.62
Large Cap Growth(a) All Classes 0.62
U.S. Equity All Classes 0.44
US Technology Leaders(a) All Classes 0.62
(a) Until April 30, 2024.
Fund Classes
Amount
(annual rate)
U.S. Core Class I 0.65%
Class II 0.90%
U.S. Equity Income Class I 0.92%
Class II 1.09%
Class X 0.79%
Class Z 1.04%

Equity Funds (I) - December 31, 2022 - Notes to Financial Statements - 103
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2022, NFM earned an aggregate of $1,031,998 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Funds' aggregate portion of such costs amounted to $12,494.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes
Fund Classes
Amount
(annual rate)
U.S. Equity Income Class I 1.01%
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
U.S. Core $ 504,764 $ 395,057 $ 327,567 $ 1,227,388
U.S. Equity Income — — — —
Sustainable U.S. Equity 40,105 27,027 9,458 76,590
Digital Evolution Strategy — — 96,427(a) 96,427
Innovators — — 96,630(a) 96,630
Large Cap Growth — — 94,883(a) 94,883
U.S. Equity 186,262 140,997 76,803 404,062
US Technology Leaders — — 96,586(a) 96,586
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

104 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2023:
g
During the year ended December 31, 2022, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund and up to 0.12% of the average daily net assets of Class
X and Class Z shares of each Fund.
For the year ended December 31, 2022, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2022, each Fund’s total administrative services fees were as follows:
Fund Class II Shares Class Z Shares
U.S. Core 0.25% N/A
U.S. Equity Income 0.25% 0.25%
Sustainable U.S. Equity 0.25% N/A
U.S. Equity 0.25% N/A
N/A - Not Applicable.
Fund
Distribution
Fee Waiver
(Annual Rate)
U.S. Equity Income 0.08%
Sustainable U.S. Equity 0.16
Fund Amount
U.S. Equity Income $ 60,490
Sustainable U.S. Equity 164,186
Fund Class I Class II Class X Class Z
U.S. Core 0.15% 0.15% N/A N/A
U.S. Equity Income 0.25 0.25 0.12% 0.12%
Sustainable U.S. Equity 0.13 0.05 N/A N/A
U.S. Equity N/A 0.25 N/A N/A
N/A — Not Applicable.
Fund Amount
U.S. Core $ 3,365,898
U.S. Equity Income 1,089,725
Sustainable U.S. Equity 61,444
Digital Evolution Strategy N/A
Innovators N/A
Large Cap Growth N/A
U.S. Equity 119,803
US Technology Leaders N/A
N/A — Not Applicable.

Equity Funds (I) - December 31, 2022 - Notes to Financial Statements - 105
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended December 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Fund Purchases
*
Sales
*
U.S. Core $ 38,526,662 $ 236,987,317
U.S. Equity Income 400,466,773 465,755,606
Sustainable U.S. Equity 33,273,910 47,415,485
Digital Evolution Strategy 2,119,538 1,825,266
Innovators 2,091,428 1,479,950
Large Cap Growth 1,927,489 413,325
U.S. Equity 42,392,701 22,264,734
US Technology Leaders 1,493,075 588,598
* Includes purchases and sales of long-term U.S. Government securities, if any.

106 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(d) Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria could outperform those that do;
economic or political changes could make certain companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended December 31, 2022, the Funds recaptured the following amounts of brokerage commissions:
Fund Amount
Large Cap Growth $ 7
US Technology Leaders 5

Equity Funds (I) - December 31, 2022 - Notes to Financial Statements - 107
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
U.S. Core $ 58,941,669 $ 103,393,213 $ 162,334,882 $ – $ 162,334,882
U.S. Equity Income 62,761,514 22,905,934 85,667,448 – 85,667,448
Sustainable U.S. Equity 4,337,895 3,472,352 7,810,247 – 7,810,247
Digital Evolution Strategy – – – – –
Innovators 7,446 – 7,446 – 7,446
Large Cap Growth 18,975 – 18,975 – 18,975
U.S. Equity 426,390 223,777 650,167 – 650,167
US Technology Leaders – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
U.S. Core $ 34,550,983 $ 10,578,341 $ 45,129,324 $ – $ 45,129,324
U.S. Equity Income 6,608,378 – 6,608,378 – 6,608,378
Sustainable U.S. Equity 3,267,390 12,785,957 16,053,347 – 16,053,347
Digital Evolution Strategy – – – – –
Innovators – – – – –
Large Cap Growth – – – – –
U.S. Equity 995,873 171,935 1,167,808 – 1,167,808
US Technology Leaders – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
U.S. Core $ 1,902,457 $ – $ 1,902,457 $ – $ (213,886,060) $ 407,924,744 $ 195,941,141
U.S. Equity Income 6,761,869 23,912,382 30,674,251 – – 95,798,520 126,472,771
Sustainable U.S. Equity 60,247 11,493,976 11,554,223 – – 13,941,445 25,495,668
Digital Evolution Strategy – – – – (307,761) (410,302) (718,063)
Innovators 278 – 278 – (307,839) (142,866) (450,427)
Large Cap Growth – – – – (50,314) (223,300) (273,614)
U.S. Equity 13,629 – 13,629 – (1,399,886) (549,488) (1,935,745)
US Technology Leaders – – – – (116,386) (509,139) (625,525)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

108 - Notes to Financial Statements - December 31, 2022 - Equity Funds (I)
As of December 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
On December 7, 2022, the Board of Trustees approved the termination of Newton Investment Management North America, LLC
as subadviser of NVIT BNY Mellon Sustainable U.S. Equity Fund (the "Fund") and approved the appointment of Atlanta Capital
Management Company, LLC to subadvise the Fund. The change will become effective on or about March 6, 2023 (the "Effective
Date"). As of the Effective Date, the Fund will be renamed "NVIT Calvert Equity Fund."
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
U.S. Core $ 1,484,738,260 $ 515,467,974 $ (107,543,230) $ 407,924,744
U.S. Equity Income 415,935,961 104,673,140 (8,871,410) 95,801,730
Sustainable U.S. Equity 80,825,244 21,006,868 (7,065,423) 13,941,445
Digital Evolution Strategy 2,874,320 40,471 (450,773) (410,302)
Innovators 2,958,804 142,194 (285,060) (142,866)
Large Cap Growth 4,191,055 180,924 (404,224) (223,300)
U.S. Equity 54,797,007 3,111,410 (3,660,898) (549,488)
US Technology Leaders 3,649,896 98,502 (607,641) (509,139)
Fund Amount
U.S. Core $ (213,886,060)
Digital Evolution Strategy (307,761)
Innovators (307,839)
Large Cap Growth (50,314)
U.S. Equity (1,399,886)
US Technology Leaders (116,386)

Equity Funds - December 31, 2022 - Report of Independent Registered Public Accounting Firm - 109
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT BNY Mellon Dynamic U.S.
Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT BNY Mellon Sustainable U.S. Equity Fund, NVIT
J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth
Fund, NVIT J.P. Morgan U.S. Equity Fund and NVIT J.P. Morgan US Technology Leaders Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT BNY
Mellon Dynamic U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT BNY Mellon Sustainable U.S. Equity
Fund, NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth
Fund, NVIT J.P. Morgan U.S. Equity Fund and NVIT J.P. Morgan US Technology Leaders Fund (eight of the funds constituting
Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of
December 31, 2022, the results of each of their operations, the changes in each of their net assets for each of the periods indicated
in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.
NVIT BNY Mellon Dynamic U.S. Core Fund (1) NVIT J.P. Morgan Innovators Fund (2)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund (1) NVIT J.P. Morgan Large Cap Growth Fund (2)
NVIT BNY Mellon Sustainable U.S. Equity Fund (1) NVIT J.P. Morgan U.S. Equity Fund (1)
NVIT J.P. Morgan Digital Evolution Strategy Fund (2) NVIT J.P. Morgan US Technology Leaders Fund (2)
(1) Statement of operations for the year ended December 31, 2022 and statements of changes in net assets for the years ended December 31, 2022 and 2021.
(2) Statement of operations and changes in net assets for the period April 28, 2022 (commencement of operations) through December 31, 2022.

110 - Supplemental Information - December 31, 2022 (Unaudited) - Equity Funds
NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT Blackrock Equity Dividend Fund
NVIT BlackRock Managed Global Allocation Fund
NVIT BNY Mellon Core Plus Bond Fund
(formerly, NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund
(formerly, NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
(formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund
(formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT NS Partners International Focused Growth Fund
(formerly, NVIT AllianzGI International Growth Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

Equity Funds - December 31, 2022 (Unaudited) - Supplemental Information - 111
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.

112 - Supplemental Information - December 31, 2022 (Unaudited) - Equity Funds
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that NVIT Allspring Discovery Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon Dynamic
U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT DoubleLine Total Return Tactical Fund , NVIT
Emerging Markets Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT
GS Small Cap Equity Insights Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT J.P.
Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P.
Morgan Mozaic
SM
Multi-Asset Fund, NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan US Technology Leaders Fund, NVIT
Jacobs Levy Large Cap Growth Fund, NVIT NS Partners International Focused Growth Fund, NVIT Real Estate Fund, and NVIT
Short Term Bond Fund, were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians (or, in the case of the total expense ratio of NVIT Jacobs Levy Large
Cap Growth Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median).
With respect to NVIT Amundi Multi Sector Bond Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BNY Mellon Sustainable
U.S. Equity Fund, NVIT Columbia Overseas Value Fund, NVIT Core Bond Fund, NVIT Federated High Income Bond Fund, NVIT
Government Bond Fund, NVIT GS International Equity Insights Fund, NVIT International Equity Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund, the Trustees considered that, although each
Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-
12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of NVIT
Columbia Overseas Value Fund and NVIT Government Bond Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’
judgment, as to be inconsistent with continuation of its Advisory Agreements. With respect to NVIT International Equity Fund, the
Trustees also considered that during 2022 the Adviser had negotiated a sub-advisory fee reduction, the entire amount of which was passed on to the Fund’s shareholders, and implemented an expense limitation which would have, according to the Adviser, the effect of reducing the Fund’s total net expense ratio by 10 basis points.
For the Funds whose expense arrangements the Trustees determined to be acceptable on the bases described above, the
Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in this paragraph and the next three paragraphs, each of those Funds was shown to have experienced three-year performance for the period ended June 30, 2022 (or the one-year period with respect to NVIT Columbia Overseas Value Fund, which did not have three years of qualifying performance due to a merger, and NVIT GS Emerging Markets Equity Insights Fund, which commenced operations in 2020, or the two-year period with respect to NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity
Insights Fund, NVIT GS Small Cap Equity Insights Fund, and NVIT J.P. Morgan U.S. Equity Fund, each of which commenced operations in 2019) at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap
Growth Fund, and NVIT J.P. Morgan US Technology Leaders Fund, the Trustees considered that the Funds had been organized in 2022 and did not yet have three years of performance.
With respect to NVIT AQR Large Cap Defensive Style Fund and NVIT Core Bond Fund, the Trustees noted that each Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for
NVIT AQR Large Cap Defensive Style Fund had improved to the first quintile of its peer group for the one-year period ended June
30, 2022, and the performance for the NVIT Core Bond Fund had improved to the second quintile for the one-year period. With respect to NVIT DoubleLine Total Return Tactical Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for the Fund had improved to the third quintile and above the median of its peer group for the one-year period ended June 30, 2022. With respect to NVIT J.P. Morgan
Mozaic
SM
Multi-Asset Fund, the Trustees considered that the Fund did not yet have three years of performance, and although the

Equity Funds - December 31, 2022 (Unaudited) - Supplemental Information - 113
Fund had experienced two-year performance in the fifth quintile of its peer group, the Fund had improved to the second quintile of its peer group for the one-year period ended June 30, 2022.
The Trustees noted that, in the case of a number of Funds that experienced unfavorable performance relative to their peers, NFA had replaced, or was in the process of replacing, the Funds’ subadvisers. With respect to NVIT BNY Mellon Sustainable U.S.
Equity Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund and NVIT Short Term Bond Fund, the Trustees noted that each Fund had experienced three-year performance below median and in either the fifth and fourth quintile of its peer group and considered that the Adviser proposed and the Board approved a change in sub-adviser for each Fund at its December meeting, to be effective during the first quarter of 2023. With respect to NVIT Emerging Markets Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered that in September 2021, the Fund’s prior two subadvisers were replaced and the Fund had improved to the fourth quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT NS Partners International Focused Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that as of July 2022, the Fund’s prior subadviser was replaced and that additional time was necessary to evaluate the Fund’s performance under the new Sub-
Adviser. In each case the Trustees considered the Adviser’s view that it would be appropriate to allow time to pass under the new sub-advisers before evaluating the Funds’ performance records following the changes.
With respect to NVIT Allspring Discovery Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s growth-oriented investment style that was not in favor during the period and the impact of the rise in interest rates on the Fund’s holdings. The Adviser stated that it would continue to monitor the Fund’s performance closely.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both their expenses and performance records. With respect to NVIT BlackRock Managed Global Allocation Fund, the Trustees noted that, although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group, the Fund was shown to pay actual management fees at a level equal to its peer group median. The Trustees noted that the Fund had experienced three-
year performance below its peer group median in the fourth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including market conditions in certain recent periods, but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to NVIT BlackRock Equity Dividend Fund, the Trustees noted that, although the Fund’s total expense ratio (including
12b-1/non-12b-1 fees) was in the fifth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the Fund compared to peers, the Fund was shown to pay actual management fees at a level lower than its peer group median. The Trustees noted the Adviser’s statement that, although the Fund had experienced three-year performance in the fourth quintile of its peer group, the Fund outperformed its benchmark for the three-year period ended June 30, 2022 and its longer-term performance record has been more favorable compared to peers. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Government Money Market Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was also in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of the Fund’s three-year investment performance, during a period of generally historically low short-term interest rates, shown to be within the third quintile of its peer group (equal to the median). The Trustees also considered the voluntary waivers put in place by Adviser to maintain the
Fund’s $1.00 net asset value for calendar year 2021 and the first half of 2022. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Managed American Funds Growth & Income Fund, the Trustees considered that, although the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median, due in substantial part to the rule
12b-1 and administrative services paid by the fund’s Class II shares, the Fund was shown to pay actual management fees at a

114 - Supplemental Information - December 31, 2022 (Unaudited) - Equity Funds
level below the median of the Fund’s peer group. They noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees also took into account Management’s statement that many investors make an active choice to invest in the Fund in light of the fact that it invests a majority of its portfolio in an underlying American Fund. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to NVIT U.S. 130/30 Fund, the Trustees considered that the Fund did not have three years of performance and there were not enough peers available for a quintile ranking for performance. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was also in the fourth quintile of its peer group. The Trustees considered that, although the
Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of favorable performance relative to the Fund’s peers for the period since its inception in October 2019.The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT
Blackrock Managed Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT
J.P. Morgan Mozaic
SM
Multi-Asset Fund, and NVIT J.P. Morgan U.S. Equity Fund, is subject to contractual advisory fee breakpoints.
The Trustees determined to continue to monitor the fees paid by the Funds without breakpoints to determine whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Replacement of Newton Investment Management Limited by Atlanta Capital Management Company, LLC
for NVIT Calvert Equity Fund (formerly known as the NVIT BNY Mellon Sustainable U.S. Equity Fund)
Initial Approval of Advisory and Sub-advisory Agreements
Summary of Factors Considered by the Board
At the December 6-7, 2022 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the NVIT Calvert Equity Fund (formerly known as the NVIT BNY Mellon Sustainable U.S.
Equity Fund) (the “Fund”), the appointment of Atlanta Capital Management Company, LLC (“Atlanta Capital”) as sub-adviser to the Fund pursuant to a new sub-advisory agreement (the “Sub-advisory Agreement”). Atlanta Capital replaced Newton Investment
Management Limited (“Newton”), the previous sub-adviser to the Fund. The Board was provided with detailed materials relating to
Atlanta Capital in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreement.
In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by Atlanta Capital under the Sub-advisory Agreement, including information relating to Atlanta Capital’s investment strategy and process for the Fund. The Board also considered information provided to it regarding the experience of the investment personnel of Atlanta Capital who would be managing the Fund. The Board noted that the strategy by which
Atlanta Capital would manage the Fund would rely, in the stock selection process, in part on the Calvert Principles for Responsible
Investment developed by Calvert Research and Management (“Calvert”), an affiliate of Atlanta Capital. The Board considered information concerning the past performance record of Atlanta Capital in managing the investment strategy it intended to use in managing the Fund’s assets. The Board considered information relating to the proposed change of the Fund’s benchmark, from the current S&P 500 Index to the Russell 1000 Growth Index, to reflect the increased growth orientation of the Fund’s portfolio and to align the benchmark with that used by Atlanta Capital more generally in the management of the strategy.
The Board considered the rate at which NFA would pay sub-advisory fees to Atlanta Capital with respect to the Fund. The
Board considered that the sub-advisory fee proposed to be paid to Atlanta would include breakpoints, by contrast to the fee paid to Newton, which did not include breakpoints. The Board considered that the sub-advisory fee paid to Atlanta Capital at the

Equity Funds - December 31, 2022 (Unaudited) - Supplemental Information - 115
Fund’s current asset level would be equal to the rate at which the sub-advisory fee was paid to Newton; it also considered NFA’s willingness to consider adding breakpoints to its own advisory fee as the Fund grows.
The Board considered that the non-compensatory terms of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.
No information was presented to the Board regarding Atlanta Capital’s expected profitability as a result of the Sub-advisory
Agreement or the expected profitability of the Fund to NFA following the implementation of the Sub-advisory Agreement.
Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the
Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period commencing from the execution of the Sub-advisory Agreement.
Other Federal Tax Information
For the year ended December 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
U.S. Core 60.32%
U.S. Equity Income 18.67
Sustainable U.S. Equity 38.91
Digital Evolution Strategy –
Innovators 100.00
Large Cap Growth 100.00
U.S. Equity 82.28
US Technology Leaders –
Fund Amount
U.S. Core $ 103,393,213
U.S. Equity Income 22,905,934
Sustainable U.S. Equity 3,472,352
Digital Evolution Strategy –
Innovators –
Large Cap Growth –
U.S. Equity 223,777
US Technology Leaders –

Equity Funds (I) - December 31, 2022 - Management Information - 117
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

118 - Management Information - December 31, 2022 - Equity Funds (I)
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Equity Funds (I) - December 31, 2022 - Management Information - 119
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

120 - Market Index Definitions - December 31, 2022 - Equity Funds (I)
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Equity Funds (I) - December 31, 2022 - Market Index Definitions - 121
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

122 - Market Index Definitions - December 31, 2022 - Equity Funds (I)
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Equity Funds (I) - December 31, 2022 - Market Index Definitions - 123
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

124 - Market Index Definitions - December 31, 2022 - Equity Funds (I)
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-CEQ-1 (2-23)

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
Equity Funds (II)
NVIT Allspring Discovery Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT Real Estate Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Examples 55
Statements of Investments 58
Statements of Assets and Liabilities 102
Statements of Operations 110
Statements of Changes in Net Assets 114
Financial Highlights 125
Notes to Financial Statements 135
Report of Independent Registered Public Accounting Firm 162
Supplemental Information 163
Management Information 173
Market Index Definitions 176

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Fund Commentary - December 31, 2022 - NVIT Allspring Discovery Fund
For the annual period ended December 31, 2022, the NVIT Allspring Discovery Fund Class I returned -37.61% versus -26.21%
for its benchmark, the Russell 2500
™
Growth Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Mid-Cap Growth (consisted of 120 investments as of December 31, 2022), was -26.91% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
During the reporting period, security selection within the Information Technology and Industrials sectors detracted from investment results. Additionally, an underweight to the Energy sector, which significantly outperformed during the year, was a sizeable source of detraction. Notable detractors over the year were Global-E Online Ltd., MongoDB, Inc., and Goosehead Insurance, Inc. The
Fund continues to hold all three of these companies; however, we reduced the position size in MongoDB due to near term macro headwinds. The holdings remain intact for Goosehead and Global-E Online.
Positive contribution was driven by security selection within the Health Care and Real Estate sectors, along with select Information
Technology holdings. Substantial contributors included Enphase Energy, Inc., Shockwave Medical, Inc., and Axon Enterprise, Inc.,
all of which the Fund still holds.
From a market environment standpoint, the Fund historically performs well during periods where equity prices are driven by company fundamentals. It is normal for our style to temporarily fall out of favor during periods of high macro uncertainty and rapid shifts in sentiment. The Fund underperformed in 2022, in part due to the following:
• Over the past year, a continual stream of macro headlines created high volatility for investors. Market sentiment wavered violently as investors grappled with high inflation, tightening Federal Reserve (Fed) policy, supply chain disruptions, and the war in Ukraine.
• Amid this uncertainty, the dominant storyline was persistently high inflation as the headline year-over-year Consumer Price Index reached the highest levels in more than 40 years. In response, the Fed policy became hawkish and materially tightened financial conditions. The markets reacted swiftly and sharply. Volatility spiked over renewed concerns that the Fed may overshoot a soft landing, driving the economy into a recession.
• As a result, rising discount rates pressured valuations of “long duration” growth stocks – those businesses with superior revenue growth out years into the future. Additionally, investors rotated out of technology and ecommerce stocks due to concerns that a recession would reduce information technology and consumer spending. For many companies with disruptive technologies, a disconnection emerged between stock prices and underlying fundamentals.
The Fund did not invest in derivatives and did not experience any liquidity events during the reporting period.
Subadviser:
Allspring Global Investments, LLC
Portfolio Managers:
Michael T. Smith, CFA, and Christopher J. Warner, CFA
The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities).
The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Allspring Discovery Fund - December 31, 2022 - Fund Commentary - 5
Asset Allocation
1
Common Stocks 96.9%
Repurchase Agreements 0.8%
Other assets in excess of liabilities 2.3%
100.0%
Top Industries
2
Software 11.2%
Health Care Equipment & Supplies 10.7%
Commercial Services & Supplies 6.9%
Electronic Equipment, Instruments & Components 6.5%
Hotels, Restaurants & Leisure 6.4%
IT Services 5.6%
Life Sciences Tools & Services 5.4%
Semiconductors & Semiconductor Equipment 4.8%
Equity Real Estate Investment Trusts (REITs) 4.3%
Biotechnology 4.0%
Other Industries
#
34.2%
100.0%
Top Holdings
2
Teledyne Technologies, Inc. 3.5%
Casella Waste Systems, Inc., Class A 2.6%
Bio-Techne Corp. 2.5%
WNS Holdings Ltd., ADR 2.5%
Rexford Industrial Realty, Inc. 2.4%
Axon Enterprise, Inc. 2.4%
Novanta, Inc. 2.2%
Inspire Medical Systems, Inc. 2.1%
Tetra Tech, Inc. 2.0%
Liberty Media Corp.-Liberty Formula One, Class C 2.0%
Other Holdings
#
75.8%
100.0%
#
For purposes of listing top industries, top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

6 - Fund Commentary - December 31, 2022 - NVIT Allspring Discovery Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (37.61)% 4.11% 9.15% 3/24/2008
Class II (37.82)% 3.83% 8.87% 3/24/2008
Russell 2500
TM
Growth
Index (26.21)% 5.97% 10.62%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.88% 0.82%
Class II 1.13% 1.07%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Allspring Discovery Fund - December 31, 2022 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Allspring Discovery Fund versus performance of the
Russell 2500
TM
Growth Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - December 31, 2022 - NVIT AQR Large Cap Defensive Style Fund
For the annual period ended December 31, 2022, the NVIT AQR Large Cap Defensive Style Fund Class I returned -8.44% versus
-18.11% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer
category, Large Blend (consisting of 308 investments as of December 31, 2022), was -18.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
Within sector selection, an underweight position in Information Technology and an overweight position in Consumer Staples were the largest contributors over the period. Stock selection within Communication Services and Information Technology contributed as well, adding to the Fund’s outperformance throughout the year.
The Fund ended the period with a highly diversified stock portfolio of over 175 names. The largest sector overweights relative to the benchmark at the end of the period were in Consumer Staples, Health Care, and Utilities. Conversely, the Fund’s primary underweights are Information Technology, Consumer Discretionary, and Real Estate. The top three individual contributors over the reporting period were Apple, Tesla, Inc, and Microsoft.
The Fund outperformed its benchmark by +9.67% over the reporting period. While there was broad outperformance from a sector-wide perspective, we saw some offsetting negative performance within stock selection (+1.9%). Specifically, Industrials and Materials detracted during 2022 and somewhat limited our outperformance versus the Russell 1000® Index. Within sector selection, outperformance was positive (+9.5%) across nearly all sectors, except for Energy and Financials, both of which modestly detracted throughout the year. The top three individual detractors’ investments over the reporting period were Ecolab, U-Haul
Holding Company and Exxon Mobil.
Fund performance was captured through equities and limited derivative exposure in the form of equity index futures. Equity index futures are used primarily for flow and cash management in the Fund, leading to minimal effect on the Fund’s performance.
The Fund did not experience any liquidity events that had a material impact, and there were no changes in the Fund that would result in a liquidity risk during the reporting period ending December 31, 2022.
While the Fund’s defensive investing style certainly can go through periods of underperformance, particularly during strong bull markets, market conditions throughout 2022 helped to showcase the benefits of holding a defensively positioned investment within the Fund as the strategy outperformed its benchmark by +9.67% in 2022.
Subadviser:
AQR Capital Management, LLC
Portfolio Managers:
Michele L. Aghassi, Cliff Asness, Andrea Frazzini, John Huss, and Lars Nielsen
The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities
(which are volatile, harder to price and less liquid than U.S. securities). The Fund may invest in more aggressive investments such as derivatives (many of which create investment leverage and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT AQR Large Cap Defensive Style Fund - December 31, 2022 - Fund Commentary - 9
Asset Allocation
1
Common Stocks 97.5%
Repurchase Agreements 0.2%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 2.3%
100.0%
Top Industries
2
Food Products 5.9%
Health Care Providers & Services 5.6%
Insurance 5.2%
Biotechnology 4.7%
Pharmaceuticals 4.6%
Life Sciences Tools & Services 4.4%
Electric Utilities 4.3%
Beverages 4.0%
IT Services 4.0%
Multi-Utilities 3.9%
Other Industries
#
53.4%
100.0%
Top Holdings
2
Verizon Communications, Inc. 1.6%
AutoZone, Inc. 1.5%
Progressive Corp. (The) 1.5%
Merck & Co., Inc. 1.5%
Johnson & Johnson 1.5%
Procter & Gamble Co. (The) 1.5%
PepsiCo, Inc. 1.5%
Walmart, Inc. 1.5%
Thermo Fisher Scientific, Inc. 1.5%
UnitedHealth Group, Inc. 1.5%
Other Holdings
#
84.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

10 - Fund Commentary - December 31, 2022 - NVIT AQR Large Cap Defensive Style Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (8.44)% 9.75% 12.24% 11/8/1982
Class II (8.66)% 9.47% 11.96% 7/11/2002
Class IV (8.45)% 9.75% 12.23% 4/28/2003
S&P 500
®
Index (18.11)% 9.42% 12.56%
Expense Ratios
Expense
Ratio
^
Class I 0.79%
Class II 1.04%
Class IV 0.79%
^
Current effective prospectus dated May 2, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT AQR Large Cap Defensive Style Fund - December 31, 2022 - Fund Commentary - 11
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT AQR Large Cap Defensive Style Fund versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2022 - NVIT BlackRock Equity Dividend Fund
For the annual period ended December 31, 2022, the NVIT BlackRock Equity Dividend Fund Class I returned -3.99% versus -7.54%
for its benchmark, the Russell 1000® Value Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer
category, Large Value (consisting of 230 investments as of December 31, 2022), was -4.90% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
There were several industries that detracted from the Fund’s performance over the reporting period. The largest detractor from relative performance was due to selection decisions in the energy sector. Notably, selection decisions in the oil, gas, and consumable fuels industry and the decision to not invest in the energy equipment and services industry proved costly. Within oil, gas, and consumable fuels, underperformance was driven by our decision to not invest in US supermajors, Exxon and Chevron, both of which experienced exceptionally strong performance over the period. Investment decisions in the consumer discretionary sector also detracted from relative returns. Specifically, the Fund’s overweight exposure to automobiles proved costly as the industry faced topline pressure from supply constraints, as well as diminished demand from heightened financing costs. Stock selection in the health care sector was also a detractor throughout the year. At the industry level, this was most prominent in the health care equipment and supplies industry, with Koninklijke Philips being a large source for relative underperformance. Another modest detractor during the year was the Fund’s stock selection in materials.
At the stock level, top detractors from relative performance can be attributed to the Fund’s view on Exxon, Koninklijke Philips, and
Chevron and an overweight position in General Motors. In the energy sector, the Fund did not include Exxon and Chevron, both of which experienced strong performance during the year. The Fund favors European peers such as BP and Shell, who trade at steep discounts relative to US integrated oil, making them attractive long-term investments. The portfolio’s position in Koninklijke
Philips detracted significantly from the portfolio’s performance as the company faces margin pressures from increased costs from
COVID’s effects on supply chains. A major driver for Koninklijke Philip’s underperformance stems from litigation concerns and uncertainty surrounding their management changes. We believe that the price drawdown from their sleep apnea litigation was overdone and has been more than adjusted for in their share price. The portfolio’s overweight position in General Motors (GM) also proved to be costly. GM’s performance suffered from the same headwinds affecting much of the automobile industry. Sales for the cyclical business were constrained even further due to shortages in semiconductors. Moving forward, GM remains an attractive position as it regains its position as the top automaker in US sales this year and continues to expand its EV market share.
The largest contributor to relative performance was stock selection in industrials. Notably, stock selection and an overweight exposure to aerospace and defense proved beneficial to the Fund’s relative performance. Specifically, in aerospace and defense,
BAE Systems was a strong relative outperformer this year. Selection decisions in financials were also a source of relative outperformance. At the industry level, stock selection and an underweight allocation to capital markets contributed significantly to relative performance. In communication services, our underweight allocation to the interactive media industry added to performance.
Our decision to not invest in real estate in 2022 also proved to beneficial as the interest rate sensitive sector suffered from a steep sell off this year. The Fund’s average cash position of 5.35% buoyed relative returns through the turbulent year.
At the stock level, top contributors to relative performance included BP and BAE Systems, as well as overweight positions in EQT
Corporation and Cigna. BP was a strong outperformer during the year, benefitting from the many supply and demand tailwinds that lifted the whole sector. Specifically, BP’s robust stock buyback program drove positive performance in the second half of the year along with their trading segment that benefitted from energy price volatility. BAE Systems was the second largest contributor to the strategy’s outperformance. BAE’s share price rose due to the conflict in Russia and the Ukraine and the greater geopolitical tensions in 2022. Additionally, the broad increase in demand in defense and aerospace and more attention to cyber security and technology systems contributed to the stock’s solid performance. EQT Corporation was an extremely strong performer throughout the year for many of the same macro reasons as BP. As one of the largest natural gas drillers in the continental US, EQT benefited from the sharp increase in demand for U.S. liquified natural gas from Europe. Cigna was another notable contributor to the portfolio’s relative outperformance. Cigna benefitted from economic reopening as well as higher interest rates in their core businesses to deliver earning beats and consistently raise their guidance. The sale of their life, accident and supplemental benefits business in Southeast Asia also was well-received from investors as they focus more on their core regions.
The Fund did not use derivatives for the reporting period, and there were no liquidity events materially impacting the performance.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Tony DeSpirito; and David Zhou

NVIT BlackRock Equity Dividend Fund - December 31, 2022 - Fund Commentary - 13
*The Fund is subject to the risks of investing in equity securities. The Fund also is subject to the risks of investing in foreign securities
(which are volatile, harder to price and less liquid than U.S. securities). The Fund may invest in more-aggressive investments such as convertible securities, derivatives (which create investment leverage and are highly volatile) and real estate investment trusts
(REITs) (which are subject to abrupt or erratic price movements and generally lack liquidity). The Fund may employ a contrarian investing style (investing in a manner that differs from current market trends and causing missed opportunities). Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment
Group.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

14 - Fund Commentary - December 31, 2022 - NVIT BlackRock Equity Dividend Fund
Asset Allocation
1
Common Stocks 92.7%
Master Limited Partnership 2.2%
Other assets in excess of liabilities
§
5.1%
100.0%
Top Industries
2
Banks 11.7%
Health Care Providers & Services 9.0%
Oil, Gas & Consumable Fuels 8.8%
IT Services 7.3%
Insurance 7.2%
Health Care Equipment & Supplies 7.0%
Pharmaceuticals 6.9%
Aerospace & Defense 3.2%
Media 3.1%
Personal Products 2.2%
Other Industries 33.6%
100.0%
Top Holdings
2
BP plc 3.1%
Wells Fargo & Co. 2.9%
Citigroup, Inc. 2.7%
Medtronic plc 2.7%
American International Group, Inc. 2.4%
Enterprise Products Partners LP 2.3%
Cognizant Technology Solutions Corp., Class A 2.3%
Laboratory Corp. of America Holdings 2.3%
JPMorgan Chase & Co. 2.2%
Willis Towers Watson plc 2.2%
Other Holdings 74.9%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT BlackRock Equity Dividend Fund - December 31, 2022 - Fund Commentary - 15
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (3.99)% 7.16% 10.55% 10/31/1997
Class II (4.29)% 6.88% 10.28% 3/28/2003
Class IV (3.99)% 7.16% 10.56% 4/28/2003
Russell 1000
®
Value Index (7.54)% 6.67% 10.29%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.85% 0.80%
Class II 1.10% 1.05%
Class IV 0.85% 0.80%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

16 - Fund Commentary - December 31, 2022 - NVIT BlackRock Equity Dividend Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT BlackRock Equity Dividend Fund versus performance of the Russell 1000
®
Value Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2022 - Fund Commentary - 17
For the annual period ended December 31, 2022, the NVIT Jacobs Levy Large Cap Growth Fund Class II returned -12.64%
versus -29.14% for its benchmark, the Russell 1000
®
Growth Index. For broader comparison, the return for the Fund's closest
Morningstar peer category, Large Growth (consisting of 269 investments as of December 31, 2022), was -31.35% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
U.S. equities plunged in 2022, as inflation spiked, geopolitical tensions surged, economic growth wavered, and the Federal
Reserve (“Fed”) packed up the proverbial punch bowl. After three years of spectacular gains, 2022 allowed exactly one new closing record high for the S&P 500
®
Index on the first trading day of the year before stocks started to tumble. Numerous rallies proved short-lived, and the broad equity market closed the year down more than 19%, marking 2022 as the worst year for U.S.
equities since 2008. While U.S. stock indices declined across the board, mid-caps held up better than small and large caps, and defensive stocks outpaced dynamic stocks by almost 6 percentage points. With interest rates and inflation soaring, value outperformed growth by more than 20 percentage points.
In 2022, security selection in Health Care, Information Technology, and Consumer Discretionary benefited the Fund. Underweights of Consumer Staples and Health Care detracted from performance. Our relative weight in Information Technology varied during the year and hurt performance.
Among individual securities, our holdings of McKesson, Netflix, and Vertex Pharmaceuticals were the more significant contributors, while our holdings of AbbVie, Zscaler, and Atlassian were the more significant detractors. McKesson stock price appreciated as investors found healthcare to be a safe haven in a down market. We initiated Netflix position in late September 2022. Netflix rebounded after the company reversed its first quarter subscription loss in the last two quarters. Vertex Pharmaceuticals stock price increased as they reported better than expected earnings and guided revenue above consensus.
AbbVie stock appreciated as investors found healthcare to be a safe haven in a down market. We liquidated our short position of
AbbVie in late January 2022. Zscaler declined in the first half of 2022 after it issued weak earning guidance in late February amidst a broader tech crash. We liquidated our holdings of Zscaler in mid-May 2022 and re-initiated our holdings of Zscaler in late July and early August. Atlassian stock fell in early November 2022 after the company’s revenue and earnings fell short of expectations.
We initiated Atlassian position in early August 2022.
The Fund permits a modest amount of short exposure in conjunction with a predominantly long portfolio. The Fund allocates approximately 130% of capital to long equity exposures and approximately 30% of capital to short equity exposures, thus maintaining 100% net exposure to the underlying benchmark’s systematic risk and return. This Fund structure enables us to exploit security valuation insights more fully (as compared to a long-only portfolio), while seeking to manage overall portfolio risk exposures relative to the Russell 1000® Growth Index.
To implement this strategy, the Fund is invested in a combination of direct U.S. equity positions and individual Total Return Swaps on U.S. equity securities. Short exposure to equity securities is gained through using swap contracts and long exposure to equity positions is gained by investing 100% of the portfolio directly in stocks and approximately 30% of the portfolio through swaps.
While the strategy utilizes Total Return Swaps as part of the implementation, stock selection and risk management are determined at the overall portfolio level through a unified investment process. For this reason, performance attribution of the swap positions is not a meaningful measure and should not be evaluated as a separate component of the portfolio’s total return.
The Fund did not experience any liquidity events that had any material impact on performance.
Subadviser:
Jacobs Levy Equity Management, Inc.
Portfolio Managers:
Bruce I Jacobs, Ph.D. and Kenneth N. Levy, CFA
The Fund is subject to the risks of investing in equity securities. The Fund’s investment strategy may involve high portfolio turnover, which may result in higher levels of transaction costs paid by the Fund and greater tax liabilities for shareholders. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund may experience adverse effects when certain large shareholders, such as other mutual funds, purchase or redeem large amounts of shares of a Fund. These transactions may increase transaction costs to the Fund and lead to an increase in the Fund’s expense ratio. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

18 - Fund Commentary - December 31, 2022 - NVIT Jacobs Levy Large Cap Growth Fund
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2022 - Fund Commentary - 19
Asset Allocation
1
Common Stocks 97.0%
Total Return Swaps 0.2%
Repurchase Agreements 0.2%
Other assets in excess of liabilities 2.6%
100.0%
Top Industries
2
Software 23.6%
Health Care Providers & Services 8.4%
Biotechnology 7.3%
Specialty Retail 5.6%
Interactive Media & Services 4.7%
Technology Hardware, Storage & Peripherals 4.1%
IT Services 3.9%
Capital Markets 3.9%
Internet & Direct Marketing Retail 3.2%
Insurance 3.1%
Other Industries
#
32.2%
100.0%
Top Holdings
2
Microsoft Corp. 12.0%
Alphabet, Inc., Class C 4.2%
Amazon.com, Inc. 3.2%
Apple, Inc. 2.2%
Vertex Pharmaceuticals, Inc. 1.9%
AutoZone, Inc. 1.9%
O'Reilly Automotive, Inc. 1.9%
Humana, Inc. 1.9%
McKesson Corp. 1.8%
Target Corp. 1.8%
Other Holdings
#
67.2%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

20 - Fund Commentary - December 31, 2022 - NVIT Jacobs Levy Large Cap Growth Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (12.49)% 15.13% 15.27% 3/24/2008
Class II (12.64)% 14.84% 14.99% 3/24/2008
Russell 1000
®
Growth
Index (29.14)% 10.96% 14.10%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.90% 0.81%
Class II 1.15% 1.06%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2022 - Fund Commentary - 21
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Jacobs Levy Large Cap Growth Fund versus performance of the Russell 1000
®
Growth Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

22 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Mid Cap Value Fund
For the annual period ended December 31, 2022, the NVIT Multi-Manager Mid Cap Value Fund Class II returned -2.66%
versus -12.03% for its benchmark, the Russell Midcap
®
Value Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Mid-Cap Value (consisting of 93 investments as of December 31, 2022), was -7.40% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diverse investment strategies. Therefore, the views of the individual managers are independent and may appear to be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.
This Fund is subadvised by American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC, and Victory
Capital Management Inc.
The following commentary is provided by subadviser, American Century Investment Management, Inc., for the reporting period of 1/1/2022 – 12/31/2022:
U.S. equity markets retreated. Broad U.S. equity markets fell on concerns that persistently high inflation and rising interest rates may derail the economic expansion and weaken corporate profits. Market declines were broad-based. Mid-cap stocks outperformed large cap stocks and small cap stocks, as measured by the Russell indices. Value stocks outperformed growth.
The contributing sectors in the Fund are Health Care and Information Technology. Health care providers and services investments were notable contributors. Information technology investments outperformed. Security selection in the IT services industry boosted results. Not owning several benchmark names in the semiconductors and semiconductor equipment industry also contributed to relative performance.
The detracting sectors in the Fund are Energy and Materials. Stock selection and an underweight in the energy sector hindered relative performance. The Fund did not own a number of oil and gas exploration stocks that were strong contributors to the benchmark. Furthermore, Materials was an area of weakness. The Fund’s lack of exposure to several outperforming chemicals, metals and mining stocks weighed on relative performance.
The top three contributing stocks in the Fund are Reinsurance Group of America, Devon Energy, and Conagra Brands. Reinsurance
Group of America is a global life and health reinsurance company. It reported strong financial results as the impact from COVID-19 losses declined. We continue to own the stock, as earnings expectations for the next several years have risen. Devon Energy, an oil and gas company, outperformed as commodity prices rose. This boosted Devon’s free cash flow generation and helped the company make large dividend payments, repurchase stock and pay down debt. We continue to own the stock. Conagra Brands, the packaged-food company, benefited from its strong competitive positioning, which enabled it to raise prices to offset higher costs. We continue to own Conagra, as we like its dividend yield and defensive nature.
The top three detracting stocks are Advanced Auto Parts, T. Rowe Price Group, and Occidental Petroleum. Advance Auto Parts,
an automotive replacement parts retailer, underperformed analyst earnings expectations and lowered guidance. The Fund held on to the stock given its longer-term prospects. T. Rowe Price Group, an asset management firm, declined on lower equity markets and reduced assets under management. The Fund held on to the stock given our confidence in the management team and business model. In regard to Occidental Petroleum, the Fund’s lack of exposure to this energy stock detracted from performance.
Occidental’s shares benefited from a constructive market environment for the energy sector.
The Fund buys forward foreign currency contracts for hedging purposes to offset the inherent currency risks of holding foreign securities. Due to the strength of the U.S. dollar, the Fund benefited from the foreign currency hedges.
This sleeve of the Fund had no liquidity events that materially impacted the Fund during the reporting period.
Subadviser:
American Century Investment Management, Inc.
Portfolio Managers:
Philip N. Davidson, CFA; Kevin Toney, CFA; Michael Liss, CFA; Brian Woglom, CFA; and Nathan Rawlins, CFA

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2022 - Fund Commentary - 23
The following commentary is provided by subadviser, Thompson, Siegel & Walmsley LLC, for the reporting period
1/1/2022 – 12/31/2022:
The leading economic industries in terms of contribution to the portfolio's relative return were Financials, Real Estate, and
Consumer Staples. Within Financials, the portfolio’s overweight to the Insurance sector, along with positive stock selection across the industry, were the primary drivers of excess return. Alleghany Corp., a primary insurer and reinsurer, was the top contributor after being acquired by Berkshire Hathaway in the fourth quarter of 2022. Following the transaction, it was eliminated from the portfolio. Arch Capital Group, a provider of property and casualty insurance and reinsurance, was another large contributor driven by continued strength in both their mortgage and specialty insurance segments, along with promising rate increases in the new year, and the continued tailwind from being recently added to the S&P 500
®
Index. A handful of other insurance holdings also
contributed positively to relative performance, with the common theme of having a more defensive or stable business model in a down-market, combined with a generally positive pricing outlook for most insurers. Within Real Estate, the portfolio benefited from both an underweight to the industry and positive stock selection. At the stock level, Gaming and Leisure Properties, a triple net lease real estate owner and operator, benefited from strong gaming demand and positive sentiment from the market following a separate market transaction between a peer and a gaming real estate investment trust at an attractive cap rate. Lastly, in
Consumer Staples, our overweight allocation and stock selection both contributed positively to relative returns. Post Holdings, a diversified consumer packaged goods holding company, was the top contributor driven by improving supply chain headwinds, their ability to pass on pricing to customers, and the potential for U.S. consumers to trade down to Post Holdings’s more value-oriented brands in a recessionary environment. In our opinion, Post has also been meaningfully undervalued on a sum of the parts basis and benefited from the market’s recent emphasis on value. AmerisourceBergen, a drug distributor, was another large contributor arguably driven by their stable and recurring business model in an uncertain market environment, and reduced risk from potential opioid distribution litigation for the industry.
The detractors from relative performance were Telecommunications and Basic Materials. In Telecommunications, positions in
Liberty Broadband Corp. Class C and Altice USA were the primary detractors. Liberty Broadband faced headwinds due to perceived fixed wireless competition and overall competitive pressure in cable. This is notable for Liberty Broadband because of its ownership of Charter Communications. We believe shares remain materially undervalued on a sum of the parts basis. Altice, a provider of broadband and cable television, has been impacted by the same industry-wide headwinds. In our estimation, the company is materially undervalued and should benefit from several recently announced strategic measures, including an acceleration in fiber network rollouts in Optimum, expansion or potential monetization in the Suddenlink business, more competitive broadband pricing, and additional investments in mobile offerings. Within Basic Materials, our underweight to the industry, along with our position in
Cleveland-Cliffs and Mosaic Company were the primary detractors. Cleveland-Cliffs is the second largest U.S. steel producer and largest of the two blast furnace producers. Shares were punished as commodity prices have deteriorated from recent highs and recessionary concerns loom. We continue to hold shares and believe upside exists through the market appropriately recognizing a material cost advantage for U.S. steel producers, and the expectation for significant return of free cash flow generation over the next 18 months. Mosaic Company, a phosphate and potash producer, was the next largest detractor driven by weaker pricing for the underlying commodities coming off recent highs. We continue to hold shares and believe Mosaic is positioned to generate significant free cash flow and return cash to shareholders over the near-to-medium term. We are also compelled by Mosaic’s low-
cost position and the overall supply/demand imbalance for fertilizer. Unless otherwise stated, all holdings referenced continue to be held in the portfolio.
This sleeve of the Fund did not utilize derivatives and had no liquidity events that had a material impact on the Fund during the reporting period.
Subadviser:
Thompson, Siegel & Walmsley LLC
Portfolio Managers:
Brett P. Hawkins, CFA, and R. Michael Creager, CFA
The following commentary is provided by subadviser, Victory Capital Management Inc., for the reporting period of
1/28/2022 – 12/31/2022:
The last quarter of the year closed a tumultuous year for the U.S. equity market. While the market, as measured by the S&P 500
®
Index (“S&P 500
®
”), rallied 7.56% during the quarter, the broad market index posted its first down year since 2018 and its worst year of performance (-18.11%) since 2008 (-37.00%). In retrospect, it should not be entirely surprising that the market closed the year in negative territory. An unprecedented policy response to the pandemic helped the S&P 500
®
post a cumulative return of
nearly 120% from the pandemic-induced bottom through the end of the 2021. Policy once again had a meaningful impact on equity market performance in 2022.

24 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Mid Cap Value Fund
Market participants entered the year with a degree of uncertainty plaguing the backdrop. Chiefly, it was unclear how the market would endure a shift in monetary policy that would result in the withdrawal of unprecedented levels of stimulus from the economy.
To recall, in 2021, the Federal Reserve (“Fed”), stuck to its message that inflation was “transitory” and should abate once supply chain issues are resolved; however, stubborn inflation that persistently registered at a four decades high and debunked the notion that inflation was transitory. Consequently, the Fed was forced to pursue the most aggressive tightening campaign since the early
1980s, which led to a spike in market volatility. 2022 marked the eighth most volatile year for the S&P 500®, with a move of +/- 1%
in approximately 49% of trading sessions. That only trailed 2008 (53%) and 2002 (50%) in recent history.
The October and November inflation data painted a mixed picture for the U.S. economy. While there is increasing evidence that core inflation may have peaked, as supply chain issues ease and shelter inflation moderates, an imbalance in the labor market persists. The job market remains hot, which is exerting an upward pressure on wage inflation. Given that the services component makes up roughly one-third of the core inflation index, robust wage growth is making the Fed’s inflation fight harder. Therefore, an adjustment in the labor market is likely needed before price stability is restored. Throughout the year, market participants have waited for the elusive Fed “pivot”. To their credit, Fed officials have made it clear that they want to avoid the same mistake made in the 1980s by not prematurely abandoning their inflation fight. The Fed’s determination raises the probability of a policy error and effectively narrows the chances of a “soft landing”.
For the 12-month period ended December 31, 2022, mid-cap equities outpaced both large cap and small cap equities. Mid cap equities, as measured by the Russell Midcap® Index, returned -17.32% during the period. Large-cap equities, as measured by the S&P 500® and the Russell 1000® Index, posted returns of -18.11% and -19.13%, respectively, while small-cap stocks, as measured by the Russell 2000® Index, returned -20.44%. Broken down by style, value notably outpaced growth within each of the three major size segments for the year. Specifically, for mid-caps, the Russell Midcap® Value Index returned -12.03%, outpacing its growth counterpart, which returned -26.72%.
During the year, stock selection was the key driver of relative performance. Sector allocation was also favorable but had a less meaningful impact on the Fund’s return. Index returns were negative across nine of the 11 major economic sectors for the year and varied widely, with only six sectors outpacing the broader Russell Midcap® Value Index. Energy was the top performing sector, posting a return of 52.60%. By contrast, Communication Services was the worst performing sector, returning -31.62%.
Specifically, for the Fund, stock selection in Financials, Information Technology, Industrials, Materials and Real Estate contributed to relative outperformance for the year; however, an overweight in Information Technology partially offset the favorable impact of selection in the sector. An underweight in Communication Services (the worst performing sector) and Real Estate, as well as an overweight in Materials and Consumer Staples also contributed to relative return. The Fund’s cash position during the year also augmented performance. Conversely, an underweight in Utilities and Energy (the top-performing sector) detracted from relative performance for the year.
Three of the top contributors for the year were holdings in the Energy sector. Valero Energy Corp. (VLO) and Devon Energy Corp.
(DVN) traded in sympathy with the best-performing Energy sector. WTI crude rallied meaningfully earlier in the year as the Russian invasion of Ukraine sparked concerns over a possible global supply shock. We also believe that DVN’s shareholder friendly capital strategy rewarded their share price. VLO benefited from strong crack spreads and lower product inventories during the year. Some refining capacity exited the market following the pandemic, which boded well for VLO. Additionally, VLO was better positioned than European refiners given its position in the Gulf Coast, which provides the company access to cheaper natural gas. We sold
VLO during the year on relative valuation. Our investment thesis for DVN remains intact. Steel Dynamics, Inc. (STLD), one of the largest steel producers in the U.S. was another top contributor for the year. The conflict in Ukraine, which is disrupting the global steel supply chain, has caused steel prices to appreciate. We believe that these macro headwinds helped lift shares higher. The
Fund maintains a position in STLD.
V.F. Corp. (VFC), an apparel company with a portfolio of well-known brands such as Vans, JanSport, Dickies, North Face and
Timberland was the top detractor for the year. Shares underperformed the broader market during our holding period for several reasons that resulted in the decision to divest the shares. First, a badly timed acquisition of Supreme®, a streetwear company for a hefty multiple resulted in increased leverage on the balance sheet. Second, their flagship VANS brand failed to stabilize after successive quarters of underperformance mainly driven by stringent COVID lockdowns in China and outsized exposure to
California, which also was slow to recover from the pandemic. Furthermore, we believe that management’s credibility took a hit after multiple guidance reductions, which has shifted sentiment to the downside. The combination of the above skewed the risk/reward profile negatively. MKS Instruments, Inc. (MKSI), a provider of instruments that enable process control for the semiconductor and other periphery markets was another detractor on the year. MKSI shares appreciated following the above consensus 2Q
2022 earnings report in early August; however, shares have underperformed since. We suspect that the announced closure of the Atotech acquisition in mid-August may have injected an element of uncertainty into the thesis despite long-term synergies.
Investors may have perceived that the acquisition could delay the earnings accretion given the transaction was financed with

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2022 - Fund Commentary - 25
floating debt. The acquisition enables MKSI to enter a new market segment, most notably the electronics materials and chemicals markets. Therefore, we believe that the long-term fundamental synergies from the combination will be rewarded. Our thesis for
MKSI remains intact. Vertiv Holdings Co. (VRT), a company that offers power management, infrastructure, and IT solutions to data centers, was also a top detractor. During our holding period, the company lowered their fiscal year 2021 guidance slightly before their 3Q 2021 earnings call. Management cited ongoing material and freight inflation as a reason to lower guidance. Similarly, the company meaningfully missed estimates on 4Q 2021 earnings and lowered fiscal year 2022 guidance—again citing inflationary headwinds as a key factor. Management was candid that they were behind on adjusting pricing to offset some of the inflationary pressures. By the time they were able to deploy a pricing strategy, it was too late, and margins had already eroded. We divested our position in the company earlier in the year given the diminished risk/reward following these disappointing developments.
This sleeve of the Fund did not utilize derivatives and had no liquidity events that materially impacted the Fund during the reporting period.
Subadviser:
Victory Capital Management Inc., via its Sycamore Capital Investment franchise
Portfolio Managers:
Gary H. Miller; Greg M. Conners; Jeffrey M. Graff, CFA; Michael F. Rodarte, CFA; and James M. Albers, CFA
The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid, 3) are more vulnerable to adverse business and economic developments, and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities).
The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

26 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Mid Cap Value Fund
Asset Allocation
1
Common Stocks 96.4%
Repurchase Agreements 1.9%
Master Limited Partnership 0.4%
Exchange Traded Fund 0.4%
Forward Currency Contr acts
†
(0.0)%
Other assets in excess of liabilities 0.9%
100.0%
Top Industries
2
Insurance 8.4%
Equity Real Estate Investment Trusts (REITs) 6.9%
Machinery 5.3%
Health Care Providers & Services 5.0%
Banks 4.4%
Oil, Gas & Consumable Fuels 4.3%
Electric Utilities 4.2%
Containers & Packaging 4.0%
Health Care Equipment & Supplies 3.9%
IT Services 3.7%
Other Industries
#
49.9%
100.0%
Top Holdings
2
Allstate Corp. (The) 1.7%
Bank of New York Mellon Corp. (The) 1.4%
Quest Diagnostics, Inc. 1.2%
Zimmer Biomet Holdings, Inc. 1.2%
BorgWarner, Inc. 1.2%
Ross Stores, Inc. 1.1%
Packaging Corp. of America 1.1%
Huntington Ingalls Industries, Inc. 1.1%
Flex Ltd. 1.1%
Oshkosh Corp. 1.0%
Other Holdings
#
87.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2022 - Fund Commentary - 27
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (2.59)% 5.21% 10.35% 3/24/2008
Class II (2.66)% 5.12% 10.23% 3/24/2008
Russell Midcap
®
Value
Index (12.03)% 5.72% 10.11%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.00% 0.93%
Class II 1.09% 1.02%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

28 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Mid Cap Value Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Multi-Manager Mid Cap Value Fund versus performance of the Russell Midcap
®
Value Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Multi-Manager Small Cap Growth Fund - December 31, 2022 - Fund Commentary - 29
For the annual period ended December 31, 2022, the NVIT Multi-Manager Small Cap Growth Fund Class I returned -30.37%
versus -26.36% for its benchmark, the Russell 2000
®
Growth Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Small Growth (consisting of 91 investments as of December 31, 2022), was -28.46% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may appear to be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.
This Fund is subadvised by Invesco Advisers, Inc. and Wellington Management Company LLP.
The following commentary is provided by Invesco Advisers, Inc.:
The year presented a challenging macroeconomic environment for equity markets in general, but it was especially challenging for growth-oriented strategies like ours. Amidst a difficult year where eight out of the eleven sectors within the Russell 2000 Growth®
Index declined by more than 15%, the Fund underperformed the benchmark primarily because of weaker stock selection within the Industrials, Consumer Discretionary and Materials sectors. These results were partially offset by stronger stock selection within the Financials sector and our underweight allocation to the Communication Services sector.
Kornit Digital, Tandem Diabetes Care and Ambarella were the three individual securities that detracted the most from absolute
Fund performance during the reporting period. Kornit Digital manufactures digital inkjet printers that are used in the textile industry.
The stock declined because of reduced consumer spending, which caused management to lower its guidance as customers pulled back on capital expenditures. In addition, the stock fell along with other technology names as market sentiment continued
to move away from growth names. Tandem Diabetes Care produces medical devices for people with insulin-dependent diabetes.
Tandem reported mixed financial results and lagged on growing fears of competition in the diabetes pump sector. Ambarella, a semiconductor company, reduced its forward earnings guidance due to supply chain issues. The Fund exited all three positions during the fiscal year.
Halozyme Therapeutics, LPL Financial and Impinj contributed to absolute Fund performance during the reporting period. Halozyme
Therapeutics, a biotechnology company, reported solid quarterly results. As a profitable royalty-based company, it outperformed the broader biotechnology segment, which underperformed in the second quarter. LPL Financial offers technology, brokerage and investment advisory services through business relationships with all types of financial advisors. The stock outperformed due to strong quarterly results and the sentiment that it would benefit from a higher Federal funds rate. The Fund exited the position during the fiscal year. Impinj, a manufacturer of radio-frequency identification (RFID) devices and software, outperformed due to robust revenue growth benefiting from broad-based demand for RFID products. The Fund still holds position in Halozyme
Therapeutics and Impinj.
As we look forward to 2023, a complex macroeconomic scenario challenges the financial markets. Primary focus is on aggressive
Federal Reserve (“Fed”) tightening to restrain inflation and how much it might harm the economy and corporate earnings. The
Fed raised its benchmark rate by 425 basis points (“bps”) in 2022, with further increases ahead. Meanwhile, elevated commodity, labor and supply chain costs are weighing on corporate profit margins. While we have sought to defend against this hostile macroeconomic picture with a defensive portfolio strategy in recent months, we are also alert to the eventual return of favorable conditions.
There has been a sizeable reset in growth stock valuations this year, which has improved the risk/reward trade-off. In addition, there are early signs that inflation is beginning to moderate. Technology-driven innovation continues to disrupt large portions of the global economy, providing substantial opportunity through investment in premier growth compounders. Such growth companies may gain relative advantage as the economic cycle matures.
The Fund did not use derivatives and did not experience any liquidity issues.
Subadviser:
Invesco Advisers, Inc.
Portfolio Managers:
Ronald Zibelli, CFA, and Ash Shah, CFA, CPA

30 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Small Cap Growth Fund
The following commentary is provided by Wellington Management Company, LLP:
U.S. equities fell during the twelve-month period ended December 31, 2022, amid rampant inflation, surging borrowing costs, uncertainty about corporate earnings and an increased probability of recession. U.S. equities opened the year lower as they registered their first quarterly loss since March 2020. Fears about the economic implications of Russia’s large-scale military attack on Ukraine and the prospect of aggressive monetary policy tightening by the US Federal Reserve (“Fed”) drove the S&P 500
®
Index (“S&P 500”) into correction territory in February. President Joe Biden signed into law a massive U.S.$1.5 trillion spending bill, which included substantial increases in domestic and national security programs and U.S.$13.6 billion of aid to Ukraine. U.S.
equities continued to fall during a volatile second quarter. Growth stocks significantly underperformed their value counterparts, as surging Treasury yields and disappointing earnings results from some of the largest technology companies, drove the Nasdaq
Composite Index to its largest quarterly loss since September 2001. The housing market was pressured by soaring mortgage rates, slowing demand, and elevated home prices. U.S. equities fell in the third quarter as risk sentiment deteriorated on fears that aggressive interest rate hikes and tighter financial conditions would constrict economic growth and drive the U.S. to recession.
U.S. equities rallied in the fourth quarter following three straight quarterly declines. Greater optimism that the Fed would begin to scale back its aggressive pace of interest rate hikes, along with outsized short covering and hedging, helped to fuel a sharp rebound in stocks in October and November before risk sentiment waned in December amid recession fears, macroeconomic headwinds, and downside earnings risks in the coming quarters. In December, the Fed raised interest rates by 50 basis points
(“bps”), snapping a streak of four consecutive hikes of 75 bps.
Returns during the period varied by market-cap. Large-cap stocks, as measured by the S&P 500®, and mid-cap stocks, as measured by the S&P MidCap 400® Index, outperformed small-cap stocks, as measured by the Russell 2000® Index. The
Wellington managed portion of the Fund underperformed the Russell 2000 Growth® Index during the period. Sector allocation, a residual of our bottom-up stock selection process, detracted from relative performance. An underweight allocation to Energy and overweight allocations to Real Estate and Information Technology detracted the most from relative performance. This was partially offset by overweight positions in Consumer Staples and Industrials, and an underweight in Communication Services. Security selection also detracted from relative performance. Weak selection within Health Care, Materials, and Communication Services detracted from relative performance, but these effects were partially offset by stronger selection within the Real Estate, Industrials, and Consumer Discretionary sectors.
The top relative detracting investments from performance included overweight positions in R1 RCM (Health Care), Omnicell
(Health Care), and Cardlytics (Communication Services). During the period, the portfolio initiated a position in R1 RCM, an
American revenue cycle management company. Shares of R1 RCM fell during the period after the company reported third quarter earnings missed expectations. Lower incentive fees, payor headwinds and lower operating fees due to weak volumes, drove the underperformance. Management also lowered 2022 revenue and Earnings before Interest, Taxes and Amortization (EBITDA)
guidance ranges. The company announced an abrupt CEO transition effective January 1, 2023. The position was also eliminated during the period. Shares of Omnicell fell during the period as the company delivered disappointing third quarter results and lowered fourth quarter and full-year 2022 guidance. Demand for the company’s point of care products was impacted by capital expenditure freezes, labor challenges, and deferred bookings. These headwinds, coupled with inflationary pressures, are expected to persist in the near-term. The portfolio still held Omnicell at the end of the period. During the period, the portfolio initiated a position in
Cardlytics, an advertising and technology company. Shares fell during the period after the company reported earnings for the second quarter below consensus expectations with operating losses significantly higher than a year ago. The company has faced headwinds from a sharp slowdown in digital advertising demand, driven by weakening consumer spending amidst the current macro backdrop. The position also was eliminated during the period.
Top contributors to relative performance were overweight positions in WillScot Mobile (Industrials) and Applied Industrial
Technologies (Industrials), as well as an out of benchmark holding in CACI International (Industrials). Shares of WillScot Mobile,
a leader in modular space and storage solutions, rose during the period after it was announced that they acquired the rental fleet and assets of Modulease. This acquisition adds roughly 400 mobile offices and 100 portable storage containers to the company's New England operations. WillScot Mobile also beat second quarter revenue expectations, driven by strong demand and the implementation of increased rental rates. Shares of Applied Industrial Technologies rose over the period after the company reported strong results in the fiscal first quarter. Management reported sales and earnings per share (“EPS”) hit record first quarter levels, and customer demand and spending remained healthy and exceeded expectations. Shares of CACI International rose along with other defense contractors as Russia’s war on Ukraine continues to escalate. The company, however, reported fiscal second-quarter earnings that missed expectations and lowered organic growth expectations for the fiscal year. Management cited a few market headwinds, including continued tasking delays, surging COVID-19 cases and the impact of supply-chain pressures.
The portfolio still held WillScot Mobile, Applied Industrial Technologies, and CACI International at the end of the period.
The portfolio utilized Exchange Traded Funds (“ETFs”) during the period to equitize cash. The positions did not have a material impact on the Fund during the period.

NVIT Multi-Manager Small Cap Growth Fund - December 31, 2022 - Fund Commentary - 31
The Fund did not use derivatives and had no liquidity events that materially impacted the Fund during the reporting period.
Subadviser:
Wellington Management Company LLP
Portfolio Manager:
Mammen Chally, CFA, David Siegle, CFA, and Douglas
McLane, CFA
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies: 1) usually are less stable in price, 2) are less liquid 3)
are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than more-established stocks. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than
U.S. securities). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds.
Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s Subadviser makes investment decisions independently, and it is possible that the security selection process of one Subadviser will not complement that of another Subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single Subadviser, which could affect the Fund’s performance.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

32 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Small Cap Growth Fund
Asset Allocation
1
Common Stocks 97.2%
Repurchase Agreements 1.6%
Exchange Traded Fund 0.8%
Other assets in excess of liabilities 0.4%
100.0%
Top Industries
2
Health Care Equipment & Supplies 9.0%
Software 8.2%
Biotechnology 5.8%
Oil, Gas & Consumable Fuels 5.7%
Semiconductors & Semiconductor Equipment 5.0%
Health Care Providers & Services 4.6%
IT Services 4.6%
Construction & Engineering 4.4%
Hotels, Restaurants & Leisure 4.0%
Commercial Services & Supplies 3.7%
Other Industries
#
45.0%
100.0%
Top Holdings
2
WillScot Mobile Mini Holdings Corp. 2.1%
Casella Waste Systems, Inc., Class A 2.1%
Manhattan Associates, Inc. 1.8%
Inspire Medical Systems, Inc. 1.6%
Curtiss-Wright Corp. 1.5%
Halozyme Therapeutics, Inc. 1.5%
Lattice Semiconductor Corp. 1.5%
ExlService Holdings, Inc. 1.5%
Globus Medical, Inc., Class A 1.5%
Matador Resources Co. 1.4%
Other Holdings
#
83.5%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Multi-Manager Small Cap Growth Fund - December 31, 2022 - Fund Commentary - 33
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (30.37)% 6.22% 10.58% 5/3/1999
Class II (30.51)% 5.95% 10.31% 3/7/2002
Russell 2000
®
Growth
Index (26.36)% 3.51% 9.20%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.12% 1.09%
Class II 1.37% 1.34%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

34 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Small Cap Growth Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Multi-Manager Small Cap Growth Fund versus performance of the Russell 2000
®
Growth Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Multi-Manager Small Cap Value Fund - December 31, 2022 - Fund Commentary - 35
For the annual period ended December 31, 2022, the NVIT Multi-Manager Small Cap Value Fund Class I returned -12.91%
versus -14.48% for its benchmark, the Russell 2000® Value Index. For broader comparison, the return for the Fund's closest
Morningstar® peer category, Small Value (consisting of 64 investments as of December 31, 2022), was -12.92% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may appear to be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.
This Fund is subadvised by Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC.
The following commentary is provided by Jacobs Levy Equity Management, Inc.:
U.S. equities plunged in 2022, as inflation spiked, geopolitical tensions surged, economic growth wavered, and the Federal
Reserve packed up the proverbial punch bowl. After three years of spectacular gains, 2022 allowed exactly one new closing record high for the S&P 500
®
Index on the first trading day of the year before stocks started to tumble. Numerous rallies proved short-
lived, and the broad equity market closed the year down more than 19%, marking 2022 as the worst year for U.S. equities since
2008. While U.S. stock indices declined across the board, mid-caps held up better than small and large caps, and defensive stocks outpaced dynamic stocks by almost six percentage points. With interest rates and inflation soaring, value outperformed growth by more than 20 percentage points.
In 2022, security selection in Financials, Energy, and Industrials benefited the Fund’s performance. Conversely, the overweight security selection in Information Technology and Consumer Discretionary, and an underweight security selection in Utilities detracted from the Fund’s performance.
Among individual securities, our holdings of Delek, Patterson-UTI Energy, and CVR Energy were the more significant contributors, while our holdings of Emergent BioSolutions, Goodyear Tire, and Beazer Homes were the more significant detractors.
Delek shares rose significantly in early March after the company reached an agreement with Icahn Group that led to Icahn Group’s withdrawal of its nomination of the Board of Directors and Delek purchasing $64 million of its shares from the Group. We liquidated our Delek position in June as our system found more attractive alternatives. Patterson UTI Energy shares rose on strong sales, dividend increase and positive analysts’ recommendations. We liquidated our Patterson-UTI Energy position in June as our system found more attractive alternatives. CVR Energy shares rose as economic sanctions against Russia over its invasion of
Ukraine led to significant gains for US refiners. We liquidated our CVR Energy position in May as our system found more attractive alternatives.
Emergent BioSolutions shares underperformed as the company reported weak earnings and cut its guidance in early August and then in mid-November. Goodyear Tire plunged in early February after the company warned of the inflationary pressures and lowered guidance. Beazer Homes shares plunged in mid-June as mortgage rates jumped the most since 1987. We liquidated our
Beazer Homes position in November as our system found more attractive alternatives.
The sleeve of the Fund did not use derivatives and did not experience any liquidity events that had a material impact on performance during the reporting period.
Subadviser:
Jacobs Levy Equity Management Inc.
Portfolio Managers:
Bruce I. Jacobs, Ph.D. and Kenneth N. Levy, CFA
The following commentary is provided by WCM Investment Management, LLC:
Over the last twelve months, the Fund endured a macro-driven environment where Energy and Utilities were the only positive sectors in the benchmark. While the market closed 2022 with a solid quarter of performance, it was preceded by three consecutive down quarters for small cap stocks, which included the second-worst first-half start to a year in the Russell 2000 Value
®
Index’s
history. While Energy and Utilities have led the way over the last twelve months, we have seen our quality businesses hold up

36 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Small Cap Value Fund
better than most; however, we continue to believe that quality businesses are on sale and have been able to take advantage of what we believe to be temporary mispricing in the market.
Attribution analysis shows that while allocation was a major headwind to the Fund, selection had a positive impact towards relative performance. From an allocation perspective, the Fund’s avoidance of Energy (best in bench) was by far the largest detractor. The
Fund’s avoidance of Utilities (2nd best) was also a sizable detractor. Finally, the Fund’s overweight to Consumer Discretionary
(3rd worst) and Information Technology (5th worst) were additional noteworthy detractors. From a selection standpoint, the Fund’s picks in Financials were the largest source of underperformance. Selection within the Real Estate and Materials sectors also detracted from performance.
The three stocks that detracted most from the Fund’s performance for the reporting period were Focus Financial Partners (FOCS)
and Cushman & Wakefield (CWK), which are capital markets-related businesses, as well as Leslie’s, Inc. (LESL). FOCS was hit hard amidst an environment that was not conducive to asset management as the market tumbled in 2022. Similarly, for CWK, the corporate real estate market has struggled in a tough environment with rising rates and a slowing economy. Lastly, Leslie’s has faced poor investor sentiment around new housing and pool starts, despite the more consumable-driven/recurring nature of their business. Although these businesses have faced near-term headwinds, our conviction remains intact, and the Fund continues to hold all three securities.
From an allocation perspective, the Fund’s underweight to the Communications sector (worst in the benchmark) was the primary contributor. The Fund’s underweight to Real Estate (4th worst) was an additional contributor. Lastly, the Fund’s overweight to
Consumer Staples (3rd best) and overweight to Industrials (6th best) also contributed. From a selection standpoint, the Fund’s picks in Health Care, Consumer Staples, and Industrials were the primary contributors. Selection within the Information Technology
Sector also contributed to performance. The three stocks that contributed most to relative Fund performance for the reporting period were Grocery Outlet Holding (GO), EMCOR Group, Inc. (EME) and Addus HomeCare (ADUS). While this economic environment had negative impacts on other consumer businesses, GO has seen benefits from consumer looking for better bargain in an inflationary environment and has strong comparable company analysis to show for it. EME’s non-residential focus has shown strength and resilience over the last twelve months and business fundamentals remain strong. Lastly, ADUS has shown solid earnings per share growth in a volatile market while improving on some of the hiring struggles that they faced in the previous year.
The Fund continues to hold all three businesses.
Please note the securities identified and described do not represent all of the securities purchased, sold, or recommended for the accounts. One should not assume that an investment in the securities identified was or will be profitable.
This sleeve of the Fund did not utilize derivatives and did not experience any liquidity events that materially impacted the Fund during the reporting period.
Subadviser:
WCM Investment Management
Portfolio Managers:
Jon Detter,CFA; Patrick McGee, CFA; and Anthony Glickhouse, CFA
The Fund is subject to the risks of investing in equity securities, including small companies and special situation companies.
Smaller companies involve greater risk than larger, more-established companies because smaller companies: 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than more-established stocks. The Fund may invest in real estate investment trusts (REITs), which are subject to abrupt or erratic price movements and generally lack liquidity. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

NVIT Multi-Manager Small Cap Value Fund - December 31, 2022 - Fund Commentary - 37
Russell Investment Group is the source and owner of the trademarks, service marks and copy rights related to the Russell
Indexes. The Fund is not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book

38 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Small Cap Value Fund
Asset Allocation
1
Common Stocks 98.2%
Repurchase Agreements 4.5%
Rights
†
0.0%
Liabilities in excess of other assets (2.7)%
100.0%
Top Industries
2
Banks 10.0%
Insurance 5.7%
Biotechnology 5.2%
Equity Real Estate Investment Trusts (REITs) 3.9%
Capital Markets 3.8%
Health Care Providers & Services 3.4%
Building Products 3.4%
Specialty Retail 3.3%
Electronic Equipment, Instruments & Components 3.3%
Software 3.3%
Other Industries
#
54.7%
100.0%
Top Holdings
2
Addus HomeCare Corp. 2.8%
Inter Parfums, Inc. 2.0%
ePlus, Inc. 1.9%
Element Solutions, Inc. 1.8%
Focus Financial Partners, Inc., Class A 1.8%
Enstar Group Ltd. 1.6%
EMCOR Group, Inc. 1.6%
Verra Mobility Corp. 1.6%
ICU Medical, Inc. 1.4%
Landstar System, Inc. 1.4%
Other Holdings
#
82.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Multi-Manager Small Cap Value Fund - December 31, 2022 - Fund Commentary - 39
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (12.91)% 3.63% 8.77% 10/31/1997
Class II (13.16)% 3.36% 8.48% 10/31/1997
Class IV (12.94)% 3.60% 8.76% 4/28/2003
Russell 2000
®
Value Index (14.48)% 4.13% 8.48%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.13% 1.06%
Class II 1.38% 1.31%
Class IV 1.13% 1.06%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

40 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Small Cap Value Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the Nationwide NVIT Multi-Manager Small Cap Value Fund
versus performance of the Russell 2000
®
Value Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Multi-Manager Small Company Fund - December 31, 2022 - Fund Commentary - 41
For the annual period ended December 31, 2022, the NVIT Multi-Manager Small Company Fund Class I returned -18.77% versus
-20.44% for its benchmark, the Russell 2000
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer
category, Small Blend (consisting of 134 investments as of December 31, 2022), was -18.10% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may appear to be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.
This Fund is subadvised by Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
The following commentary is provided by Jacobs Levy Equity Management, Inc.
U.S. equities plunged in 2022, as inflation spiked, geopolitical tensions surged, economic growth wavered, and the Federal
Reserve packed up the proverbial punch bowl. After three years of spectacular gains, 2022 allowed exactly one new closing record high for the S&P 500
®
Index on the first trading day of the year before stocks started to tumble. Numerous rallies proved short-
lived, and the broad equity market closed the year down more than 19%, marking 2022 as the worst year for U.S. equities since
2008. While U.S. stock indices declined across the board, mid-caps held up better than small and large caps, and defensive stocks outpaced dynamic stocks by almost six percentage points. With interest rates and inflation soaring, value outperformed growth by more than 20 percentage points.
In 2022, security selection in Financials, Energy, and Industrials benefited the Fund’s performance. Conversely, the overweight security selection in Information Technology and Consumer Discretionary, and an underweight security selection in Utilities detracted from the Fund’s performance.
Among individual securities, our holdings of Delek, Arch Resources, and Patterson-UTI Energy were among the more significant contributors, while our holdings of Emergent BioSolutions, Macy’s, and Piedmont Office Realty were among the more significant detractors.
Delek shares rose significantly in early March after the company reached an agreement with Icahn Group that led to Icahn Group’s withdrawal of its nomination of the Board of Directors and Delek purchasing $64 million of its shares from the Group. We liquidated our Delek position in June as our system found more attractive alternatives. Arch Resources shares outperformed in late April as company's first quarter 2022 earnings and dividend increase coincided with Russia cutting its gas shipments, which buoyed natural gas stocks. We liquidated our Arch Resources position in June as our system found more attractive alternatives. Patterson
UTI Energy shares rose on strong sales, dividend increase and positive analysts’ recommendations. We liquidated our Patterson
UTI Energy position in June as our system found more attractive alternatives.
Emergent BioSolutions shares underperformed as the company reported weak earnings and cut its guidance in early August and then in mid-November. Macy’s underperformed amid broad weakness in the retailers after Target cut its guidance and further suffered due to concerns of excess inventories. We liquidated Macy’s position in late July as our system found more attractive alternatives. Piedmont Office Realty shares declined during the year amid broader weakness in the Real Estate Investment Trusts
(REIT) sector, particularly the office REIT subsector.
The sleeve of the Fund did not use derivatives and did not experience any liquidity events that had a material impact on performance during the reporting period.
Subadviser:
Jacobs Levy Equity Management, Inc.
Portfolio Managers:
Bruce I. Jacobs, Ph.D. and Kenneth N. Levy, CFA
The following commentary is provided by Invesco Advisers, Inc.:

42 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Small Company Fund
The year presented a challenging macroeconomic environment for equity markets in general, but it was especially challenging for growth-oriented strategies like ours. Amidst a difficult year where eight out of the eleven sectors within the Russell 2000 Growth®
Index declined by more than 15%, the Fund underperformed the benchmark primarily because of weaker stock selection within the Industrials, Consumer Discretionary and Materials sectors. These results were partially offset by stronger stock selection within the Financials sector and our underweight allocation to the Communication Services sector. Kornit Digital, Tandem Diabetes Care and Ambarella were the three individual securities that detracted the most from absolute Fund performance during the reporting period. Kornit Digital manufactures digital inkjet printers that are used in the textile industry. The stock declined because of reduced consumer spending, which caused management to lower its guidance as customers pulled back on capital expenditures.
In addition, the stock fell along with other technology names as market sentiment continued to move away from growth names.
Tandem Diabetes Care produces medical devices for people with insulin-dependent diabetes. Tandem reported mixed financial results and lagged on growing fears of competition in the diabetes pump sector. Ambarella, a semiconductor company, reduced its forward earnings guidance due to supply chain issues. The Fund exited all three positions during the fiscal year.
Halozyme Therapeutics, LPL Financial and Impinj contributed to absolute Fund performance during the reporting period. Halozyme
Therapeutics, a biotechnology company, reported solid quarterly results. As a profitable royalty-based company, it outperformed the broader biotechnology segment, which underperformed in the second quarter. LPL Financial offers technology, brokerage and investment advisory services through business relationships with all types of financial advisors. The stock outperformed due to strong quarterly results and the sentiment that it would benefit from a higher Federal funds rate. The Fund exited the position during the fiscal year. Impinj, a manufacturer of radio-frequency identification (RFID) devices and software, outperformed due to robust revenue growth benefiting from broad-based demand for RFID products. The Fund still holds positions in Halozyme
Therapeutics and Impinj.
As we look forward to 2023, a complex macroeconomic scenario challenges the financial markets. Primary focus is on aggressive
Federal Reserve (“Fed”) tightening to restrain inflation and how much it might harm the economy and corporate earnings. The
Fed raised its benchmark rate by 425 basis points (“bps”) in 2022, with further increases ahead. Meanwhile, elevated commodity, labor and supply chain costs are weighing on corporate profit margins. While we have sought to defend against this hostile macroeconomic picture with a defensive portfolio strategy in recent months, we are also alert to the eventual return of favorable conditions.
There has been a sizeable reset in growth stock valuations this year, which has improved the risk/reward trade-off. In addition, there are early signs that inflation is beginning to moderate. Technology-driven innovation continues to disrupt large portions of the global economy, providing substantial opportunity through investment in premier growth compounders. Such growth companies may gain relative advantage as the economic cycle matures.
The Fund did not use derivatives and did not experience any liquidity issues.
Subadviser:
Invesco Advisers, Inc.
Portfolio Managers:
Ronald Zibelli, CFA, and Ash Shah, CFA, CPA
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies: 1) usually are less stable in price, 2) are less liquid, 3)
are more vulnerable to adverse business and economic developments, and 4) have more-limited resources. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than more-established stocks. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than
U.S. securities). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds.
The Fund uses both a growth style and a value style of investing and may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any

NVIT Multi-Manager Small Company Fund - December 31, 2022 - Fund Commentary - 43
such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment
Group.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 98.1%
Repurchase Agreements 1.4%
Rights
†
0.0%
Other assets in excess of liabilities 0.5%
100.0%
Top Industries
2
Banks 12.8%
Biotechnology 7.4%
Insurance 5.6%
Software 5.0%
Equity Real Estate Investment Trusts (REITs) 4.5%
Oil, Gas & Consumable Fuels 4.1%
Health Care Equipment & Supplies 4.1%
Consumer Finance 3.0%
Commercial Services & Supplies 2.8%
Machinery 2.6%
Other Industries
#
48.1%
100.0%
Top Holdings
2
Impinj, Inc. 1.0%
Associated Banc-Corp. 1.0%
Casella Waste Systems, Inc., Class A 1.0%
American Equity Investment Life Holding Co. 0.9%
Encore Wire Corp. 0.9%
Boise Cascade Co. 0.9%
WillScot Mobile Mini Holdings Corp. 0.9%
Apple Hospitality REIT, Inc. 0.9%
Foot Locker, Inc. 0.8%
Navient Corp. 0.8%
Other Holdings
#
90.9%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

44 - Fund Commentary - December 31, 2022 - NVIT Multi-Manager Small Company Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (18.77)% 7.44% 10.80% 10/23/1995
Class II (18.98)% 7.17% 10.52% 3/5/2002
Class IV (18.76)% 7.44% 10.80% 4/28/2003
Russell 2000
®
Index (20.44)% 4.13% 9.01%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.08% 1.06%
Class II 1.33% 1.31%
Class IV 1.08% 1.06%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Multi-Manager Small Company Fund - December 31, 2022 - Fund Commentary - 45
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Multi-Manager Small Company Fund versus performance of the Russell 2000
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

46 - Fund Commentary - December 31, 2022 - NVIT Neuberger Berman Multi Cap Opportunities Fund
For the annual period ended December 31, 2022, the NVIT Neuberger Berman Multi Cap Opportunities Fund Class I returned
-17.06% versus -18.11% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Large Blend (consisting of 308 investments as of December 31, 2022), was -18.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
Investor sentiment for U.S. equities was impacted by elevated inflation, higher interest rates, geopolitical tensions, and supply chain constraints. The US Federal Open Market Committee increased interest rates several times in 2022 to address elevated inflation, and the benchmark interest rate ended the year at its highest level since December 2007. Selected companies demonstrated the ability to adapt to an evolving market environment, which resulted in differentiated stock price performance. We believe the
Fund is well-positioned to effectively navigate the current environment due to our focus on free cash flow, understanding of capital structures, and valuation discipline. The Fund is focusing on selecting companies that are seeking to enhance their earnings through company specific solutions. These solutions include utilizing pricing power, deploying free cash flow, proactively managing supply chains, and implementing cost actions.
In 2022, the Fund outperformed its benchmark, the S&P 500® Index. Stock selection drove outperformance for the year. Solid stock selection within the Communication Services, Consumer Discretionary, and Information Technology sectors benefitted relative performance. The Fund’s zero exposure to the Energy sector was the primary detractor from relative performance for the period. An overweight to Consumer Discretionary and underweight position to Health Care also detracted from performance. The
Fund benefitted from an underweight position to Information Technology, overweight positions to Consumer Staples, Financials,
Industrials, and Materials, and by having zero exposure to Real Estate.
The three largest individual detractors to performance were Alphabet, Amazon, and Brookfield Corporation. As of the end of the
period, the Fund continues to hold positions in all three companies. The top three individual contributors to performance were
Chubb, Lamb Weston, and Raytheon Technologies, all of which remain in the Fund at the end of the period.
The Fund did not utilize derivatives during the period. The Fund did not experience any liquidity events that had a material impact on Fund performance.
Subadviser:
Neuberger Berman Investment Advisers LLC
Portfolio Manager:
Richard S. Nackenson
The Fund is subject to the risks of investing in equity securities (including small companies and special situation companies).
Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-
limited resources. The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds.
The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S.
securities). The Fund uses both a growth style and a value style of investing and may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Neuberger Berman Multi Cap Opportunities Fund - December 31, 2022 - Fund Commentary - 47
Asset Allocation
1
Common Stocks 98.8%
Other assets in excess of liabilities 1.2%
100.0%
Top Industries
2
Capital Markets 7.8%
Diversified Financial Services 7.3%
Hotels, Restaurants & Leisure 7.2%
Containers & Packaging 5.3%
Machinery 4.9%
Food & Staples Retailing 4.2%
Health Care Providers & Services 4.1%
Software 4.1%
Technology Hardware, Storage & Peripherals 3.8%
Food Products 3.8%
Other Industries 47.5%
100.0%
Top Holdings
2
Berkshire Hathaway, Inc., Class B 5.4%
HCA Healthcare, Inc. 4.1%
Microsoft Corp. 4.1%
Apple, Inc. 3.8%
Motorola Solutions, Inc. 3.7%
Graphic Packaging Holding Co. 3.6%
Alphabet, Inc., Class C 3.5%
Raytheon Technologies Corp. 3.5%
CSX Corp. 3.4%
Aramark 3.3%
Other Holdings 61.6%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

48 - Fund Commentary - December 31, 2022 - NVIT Neuberger Berman Multi Cap Opportunities Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (17.06)% 7.77% 12.08% 3/24/2008
Class II (17.11)% 7.65% 11.96% 3/24/2008
S&P 500
®
Index (18.11)% 9.42% 12.56%
Expense Ratios
Expense
Ratio
^
Class I 0.84%
Class II 0.94%
^
Current effective prospectus dated May 2, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Neuberger Berman Multi Cap Opportunities Fund - December 31, 2022 - Fund Commentary - 49
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Neuberger Berman Multi Cap Opportunities Fund
versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

50 - Fund Commentary - December 31, 2022 - NVIT Real Estate Fund
For the annual period ended December 31, 2022, the NVIT Real Estate Fund Class I returned -28.52% versus -26.03% for its benchmark, the Dow Jones US Select Real Estate Securities Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Real Estate (consisting of 48 investments as of December 31, 2022), was -26.48% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The portfolio underperformed the Dow Jones US Select Real Estate Securities Index during the twelve-month period ending
December 31, 2022. Security selection was the driver of relative underperformance. Weak selection in Multifamily, Warehouse/
Logistics, and Office was partially offset by stronger selection in Specialty Finance, Real Estate Technology, and Retail-Shopping
Centers. Sector allocation, a residual of our bottom-up stock selection process, also detracted from performance. An underweight to
Specialty Finance and Retail-Malls detracted from relative results, while an overweight in retail shopping centers and underweight in office partially offset performance.
Top detractors from relative returns during the period included not owning Realty Income (Specialty Finance), an underweight to Simon Property Group (Retail-malls), and an out of benchmark position in Tricon Residential (Multifamily). Shares of Realty
Income held up as the triple net lease real estate investment trust (REIT) has a defensive portfolio and second-best cost of capital in the subsector. Simon Property Group shares declined less than the Index during the period as the fundamentals in the mall space have stabilized. Shares of Tricon Residential declined as the Bank of Canada raised interest rates throughout the period.
The Fund eliminated the Tricon Residential during the period.
Top contributors to relative performance during the period included an out of benchmark position in VICI Properties (Specialty
Finance), an underweight to Digital Realty Trust (Real Estate Technology), and an out of benchmark position in Phillips Edison
(Retail-shopping Centers). Shares of VICI Properties announced solid second quarter results during the period. The U.S. REIT reported adjusted funds from operations (“FFO”) of $0.48 per share, up from $0.46 a year earlier. In addition, revenue for the quarter ended June 30th, totaled $662.6 million, up 76% from a year earlier, beating analysts' estimates. The company reaffirmed its adjusted FFO 2022 guidance of $1.89 to $1.92 per share. Digital Realty Trust shares fell during the period after the data center REIT gave an outlook for core FFO per share that was below the consensus at the midpoint. There has been an increase in demand for new leases; however, rent on renewals is declining as pricing power remains evasive and growth from external expansion is harder to achieve. The Fund eliminated the position during the period. Shares of Phillips Edison were flat but outperformed the Index. The company reported strong earnings results in the third quarter and management boosted its core FFO per share guidance for the full year.
We remain of the view that we will see a global recession in the coming year, driven by a normalization of interest rates, de-
globalization, and higher structural inflation. With central banks no longer supporting asset values, we expect shorter cycles, lower multiples for assets, higher discount rates, and lower long-term returns. To become more positive on the market, we have sought a few things: a stabilization in credit markets, peak inflation, downward earnings revisions, and valuations that reflect the new interest rate and inflation paradigm. We have checked 1.5 of these boxes, with inflation starting to abate and valuations starting to become reasonable. Yet, we are still waiting for an improvement in credit markets, a de-risking of earnings, and REIT valuations that are cheap versus just fair. We still see some positive signs on the horizon with the reopening of China and Emerging Markets broadly and a decline in European energy prices, both of which should help stabilize global growth. The spread between public and private real estate is at extreme levels, with REITs being much more attractively valued. The biggest risk in 2023 is that accelerating Chinese growth keeps pressure on inflation, leading to the Federal Reserve keeping rates elevated for longer or even potentially re-engaging in rate hikes again in the second half of 2023.
While we do not believe we have seen the market lows, we are starting to become incrementally more positive on REITS as we believe that we are more than halfway through this bear market. We continue to hold positions in stable cash flow businesses such as Triple Net Lease, Healthcare, and Technology, however, we have slightly increased risk through select Cyclicals that have priced in a recession, Homebuilders, Retail, Casinos, and Brokers. Conversely, we are more cautious on shorter duration sectors such as Lodging, Storage, and Multifamily that will likely be the first to see negative earnings revisions. We continue to avoid office, which has structural headwinds that are even more acute in a stressed capital markets environment. We prefer coastal to the
Sunbelt due to stretched relative value and oversupply in the later.
The Fund did not utilize derivatives and did not have liquidity issues that materially impacted the Fund performance during the period.
Subadviser:
Wellington Management
Portfolio Manager:

NVIT Real Estate Fund - December 31, 2022 - Fund Commentary - 51
Bradford D. Stoesser
The Fund is a non-diversified fund, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund concentrates on investments in the real estate investment trust (REIT) sector, subjecting it to greater volatility than that of other mutual funds.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

52 - Fund Commentary - December 31, 2022 - NVIT Real Estate Fund
Asset Allocation
1
Common Stocks 97.3%
Other assets in excess of liabilities 2.7%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 97.3%
Construction & Engineering 1.3%
Hotels, Restaurants & Leisure 1.1%
Real Estate Management & Development 0.3%
100.0%
Top Holdings
2
Prologis, Inc. 11.5%
Equinix, Inc. 5.7%
Welltower, Inc. 5.1%
Sun Communities, Inc. 4.8%
Public Storage 4.6%
AvalonBay Communities, Inc. 4.3%
VICI Properties, Inc. 4.1%
Equity Residential 3.7%
WP Carey, Inc. 3.4%
Kimco Realty Corp. 3.2%
Other Holdings 49.6%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Real Estate Fund - December 31, 2022 - Fund Commentary - 53
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (28.52)% 4.50% 6.00% 3/24/2008
Class II (28.72)% 4.25% 5.73% 3/24/2008
Dow Jones U.S. Select
Real Estate Securities
Index (RESI) (26.03)% 2.48% 5.73%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.94% 0.93%
Class II 1.19% 1.18%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

54 - Fund Commentary - December 31, 2022 - NVIT Real Estate Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Real Estate Fund versus performance of the Dow
Jones U.S. Select Real Estate Securities Index (RESI) over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

Equity Funds (II) - December 31, 2022 (Unaudited) - Shareholder Expense Example - 55
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT Allspring Discovery Fund
Class I Shares
Actual
(b)
1,000.00 1,025.90 4.19 0.82
Hypothetical
(b)(c)
1,000.00 1,021.07 4.18 0.82
Class II Shares
Actual
(b)
1,000.00 1,023.70 5.46 1.07
Hypothetical
(b)(c)
1,000.00 1,019.81 5.45 1.07
NVIT AQR Large Cap Defensive Style Fund
Class I Shares
Actual
(b)
1,000.00 1,058.70 4.05 0.78
Hypothetical
(b)(c)
1,000.00 1,021.27 3.97 0.78
Class II Shares
Actual
(b)
1,000.00 1,057.50 5.34 1.03
Hypothetical
(b)(c)
1,000.00 1,020.01 5.24 1.03
Class IV Shares
Actual
(b)
1,000.00 1,058.80 4.05 0.78
Hypothetical
(b)(c)
1,000.00 1,021.27 3.97 0.78

56 - Shareholder Expense Example - December 31, 2022 (Unaudited) - Equity Funds (II)
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT BlackRock Equity Dividend Fund
Class I Shares
Actual
(b)
1,000.00 1,050.90 4.14 0.80
Hypothetical
(b)(c)
1,000.00 1,021.17 4.08 0.80
Class II Shares
Actual
(b)
1,000.00 1,049.10 5.42 1.05
Hypothetical
(b)(c)
1,000.00 1,019.91 5.35 1.05
Class IV Shares
Actual
(b)
1,000.00 1,050.90 4.14 0.80
Hypothetical
(b)(c)
1,000.00 1,021.17 4.08 0.80
NVIT Jacobs Levy Large Cap Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,034.00 4.15 0.81
Hypothetical
(b)(c)
1,000.00 1,021.12 4.13 0.81
Class II Shares
Actual
(b)
1,000.00 1,031.70 5.43 1.06
Hypothetical
(b)(c)
1,000.00 1,019.86 5.40 1.06
NVIT Multi-Manager Mid Cap Value Fund
Class I Shares
Actual
(b)
1,000.00 1,061.00 4.83 0.93
Hypothetical
(b)(c)
1,000.00 1,020.52 4.74 0.93
Class II Shares
Actual
(b)
1,000.00 1,060.70 5.30 1.02
Hypothetical
(b)(c)
1,000.00 1,020.06 5.19 1.02
NVIT Multi-Manager Small Cap Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,042.70 5.61 1.09
Hypothetical
(b)(c)
1,000.00 1,019.71 5.55 1.09
Class II Shares
Actual
(b)
1,000.00 1,041.50 6.90 1.34
Hypothetical
(b)(c)
1,000.00 1,018.45 6.82 1.34
NVIT Multi-Manager Small Cap Value Fund
Class I Shares
Actual
(b)
1,000.00 1,011.50 5.37 1.06
Hypothetical
(b)(c)
1,000.00 1,019.86 5.40 1.06
Class II Shares
Actual
(b)
1,000.00 1,008.70 6.63 1.31
Hypothetical
(b)(c)
1,000.00 1,018.60 6.67 1.31
Class IV Shares
Actual
(b)
1,000.00 1,010.30 5.37 1.06
Hypothetical
(b)(c)
1,000.00 1,019.86 5.40 1.06

Equity Funds (II) - December 31, 2022 (Unaudited) - Shareholder Expense Example - 57
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT Multi-Manager Small Company Fund
Class I Shares
Actual
(b)
1,000.00 1,033.50 5.33 1.04
Hypothetical
(b)(c)
1,000.00 1,019.96 5.30 1.04
Class II Shares
Actual
(b)
1,000.00 1,032.10 6.61 1.29
Hypothetical
(b)(c)
1,000.00 1,018.70 6.56 1.29
Class IV Shares
Actual
(b)
1,000.00 1,033.50 5.33 1.04
Hypothetical
(b)(c)
1,000.00 1,019.96 5.30 1.04
NVIT Neuberger Berman Multi Cap Opportunities Fund
Class I Shares
Actual
(b)
1,000.00 1,071.20 4.28 0.82
Hypothetical
(b)(c)
1,000.00 1,021.07 4.18 0.82
Class II Shares
Actual
(b)
1,000.00 1,070.60 4.80 0.92
Hypothetical
(b)(c)
1,000.00 1,020.57 4.69 0.92
NVIT Real Estate Fund
Class I Shares
Actual
(b)
1,000.00 926.50 4.03 0.83
Hypothetical
(b)(c)
1,000.00 1,021.02 4.23 0.83
Class II Shares
Actual
(b)
1,000.00 924.10 5.24 1.08
Hypothetical
(b)(c)
1,000.00 1,019.76 5.50 1.08
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

58 - Statement of Investments - December 31, 2022 - NVIT Allspring Discovery Fund
Common Stocks 96 .9%
Shares Value ($)
BRAZIL 2 .6%
Internet & Direct Marketing Retail 1 .9%
MercadoLibre, Inc. * 9,238 7,817,565
IT Services 0 .7%
StoneCo Ltd.
, Class A
* 304,784 2,877,161
10,694,726
CANADA 0 .7%
Commercial Services & Supplies 0 .7%
Ritchie Bros Auctioneers, Inc. 48,600 2,810,538
DENMARK 1 .0%
Biotechnology 1 .0%
Ascendis Pharma A/S, ADR *(a) 32,314 3,946,509
INDIA 2 .4%
IT Services 2 .4%
WNS Holdings Ltd., ADR * 123,812 9,903,722
ISRAEL 1 .0%
Internet & Direct Marketing Retail 1 .0%
Global-e Online Ltd. *(a) 202,428 4,178,114
SWITZERLAND 1 .2%
Biotechnology 0 .3%
CRISPR Therapeutics AG * 34,912 1,419,173
Textiles, Apparel & Luxury Goods 0 .9%
On Holding AG
, Class A
* 205,152 3,520,408
4,939,581
UNITED STATES 88 .0%
Aerospace & Defense 2 .3%
Axon Enterprise, Inc. *(a) 56,839 9,431,295
Biotechnology 2 .5%
Exact Sciences Corp. *(a) 64,200 3,178,542
Mirati Therapeutics, Inc. * 32,187 1,458,393
Sarepta Therapeutics, Inc. * 35,629 4,616,806
Zentalis Pharmaceuticals, Inc. *(a) 50,080 1,008,611
10,262,352
Building Products 2 .4%
Advanced Drainage Systems, Inc. 64,150 5,258,376
Trex Co., Inc. * 103,980 4,401,473
9,659,849
Capital Markets 3 .4%
MarketAxess Holdings, Inc. 28,219 7,869,997
Morningstar, Inc. 27,200 5,891,248
13,761,245
Commercial Services & Supplies 6 .1%
Casella Waste Systems, Inc.
, Class
A
* 132,359 10,497,392
Rollins, Inc. 167,838 6,132,801
Tetra Tech, Inc. (a) 54,723 7,945,232
24,575,425
Diversified Consumer Services 0 .8%
Mister Car Wash, Inc. *(a) 349,978 3,230,297
Electronic Equipment, Instruments & Components 6 .3%
Novanta, Inc. * 62,873 8,542,555
Teledyne Technologies, Inc. * 34,587 13,831,687
Zebra Technologies Corp.
, Class A
* 13,200 3,384,612
25,758,854
Common Stocks
Shares Value ($)
UNITED STATES
Entertainment 3 .7%
Liberty Media Corp.-Liberty
Formula One
, Class C
* 132,041 7,893,411
Warner Music Group Corp.
, Class A
204,545 7,163,166
15,056,577
Equity Real Estate Investment Trusts (REITs) 4 .2%
Equity LifeStyle Properties, Inc. 114,992 7,428,483
Rexford Industrial Realty, Inc. (a) 172,976 9,451,409
16,879,892
Health Care Equipment & Supplies 10 .5%
Dexcom, Inc. *(a) 66,164 7,492,412
ICU Medical, Inc. *(a) 30,580 4,815,738
Inari Medical, Inc. *(a) 88,122 5,601,034
Inspire Medical Systems, Inc. * 33,520 8,443,019
Insulet Corp. *(a) 20,501 6,035,289
iRhythm Technologies, Inc. *(a) 38,636 3,619,034
Shockwave Medical, Inc. * 31,971 6,573,557
42,580,083
Health Care Providers & Services 3 .2%
HealthEquity, Inc. *(a) 90,400 5,572,256
Option Care Health, Inc. * 247,752 7,454,858
13,027,114
Hotels, Restaurants & Leisure 6 .2%
Chipotle Mexican Grill, Inc. * 4,200 5,827,458
Domino's Pizza, Inc. 13,924 4,823,274
Hyatt Hotels Corp.
, Class A
* 37,455 3,387,805
MGM Resorts International 115,700 3,879,421
Wingstop, Inc. (a) 53,378 7,345,880
25,263,838
Insurance 0 .7%
Goosehead Insurance, Inc.
, Class
A
*(a) 84,425 2,899,155
Interactive Media & Services 3 .4%
IAC, Inc. * 107,899 4,790,716
Match Group, Inc. * 80,000 3,319,200
ZoomInfo Technologies, Inc.
, Class
A
* 195,531 5,887,438
13,997,354
IT Services 2 .4%
Globant SA * 38,375 6,453,140
MongoDB, Inc. * 16,539 3,255,537
9,708,677
Leisure Products 1 .4%
Topgolf Callaway Brands Corp.
*(a) 281,374 5,557,137
Life Sciences Tools & Services 5 .3%
Azenta, Inc. *(a) 81,334 4,735,265
Bio-Rad Laboratories, Inc.
, Class
A
* 15,848 6,663,926
Bio-Techne Corp. 120,156 9,958,529
21,357,720
Professional Services 1 .8%
Clarivate plc *(a) 253,819 2,116,850
FTI Consulting, Inc. *(a) 31,600 5,018,080
7,134,930
Road & Rail 2 .8%
JB Hunt Transport Services, Inc. 30,000 5,230,800
Saia, Inc. *(a) 28,561 5,988,670
11,219,470

NVIT Allspring Discovery Fund - December 31, 2022 - Statement of Investments - 59
Common Stocks
Shares Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment 4 .7%
Enphase Energy, Inc. * 19,617 5,197,720
Impinj, Inc. *(a) 65,916 7,196,709
Monolithic Power Systems, Inc. 10,100 3,571,461
Wolfspeed, Inc. *(a) 44,600 3,079,184
19,045,074
Software 10 .9%
Bill.com Holdings, Inc. *(a) 56,265 6,130,634
CCC Intelligent Solutions
Holdings, Inc. *(a) 564,004 4,906,835
Confluent, Inc.
, Class A
* 133,900 2,977,936
Fair Isaac Corp. *(a) 9,900 5,925,942
Five9, Inc. *(a) 96,771 6,566,880
HubSpot, Inc. *(a) 14,472 4,184,289
Olo, Inc.
, Class A
*(a) 405,129 2,532,056
Tyler Technologies, Inc. * 20,700 6,673,887
Zscaler, Inc. * 39,300 4,397,670
44,296,129
Trading Companies & Distributors 3 .0%
SiteOne Landscape Supply, Inc.
*(a) 50,732 5,951,878
Watsco, Inc. (a) 24,700 6,160,180
12,112,058
356,814,525
Total Common Stocks
(cost $401,951,768) 393,287,715
Repurchase Agreements 0 .8%
Principal
Amount ($)
Bank of America NA, 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$3,001,434, collateralized
by U.S. Government Agency
Securities, 3.00%, maturing
12/20/2047 - 9/20/2049; total
market value $3,060,000.(b)
(c) 3,000,000 3,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$340,578, collateralized by
U.S. Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $347,223.(b)(c) 340,415 340,415
Total Repurchase Agreements
(cost $3,340,415) 3,340,415
Total Investments
(cost $405,292,183) — 97.7% 396,628,130
Other assets in excess of liabilities — 2.3% 9,308,171
NET ASSETS — 100.0%
$ 405,936,301
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $88,498,550, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $3,340,415 and by
$87,467,976 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $90,808,391.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$3,340,415.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

60 - Statement of Investments - December 31, 2022 - NVIT AQR Large Cap Defensive Style Fund
Common Stocks 97.5%
Shares Value ($)
Air Freight & Logistics 2.5%
CH Robinson Worldwide, Inc.
(a) 75,716 6,932,557
Expeditors International of
Washington, Inc. 68,492 7,117,689
United Parcel Service, Inc.,
Class B 15,618 2,715,033
16,765,279
Banks 2.9%
Bank of America Corp. 51,919 1,719,557
Citigroup, Inc. 21,161 957,112
First Citizens BancShares,
Inc., Class A(a) 860 652,190
JPMorgan Chase & Co. 66,778 8,954,930
Wells Fargo & Co. 165,295 6,825,030
19,108,819
Beverages 4.0%
Brown-Forman Corp., Class B 4,946 324,853
Coca-Cola Co. (The) 114,567 7,287,607
Monster Beverage Corp.* 88,768 9,012,615
PepsiCo, Inc. 52,789 9,536,861
26,161,936
Biotechnology 4.6%
AbbVie, Inc. 10,795 1,744,580
Amgen, Inc. 28,875 7,583,730
Gilead Sciences, Inc. 47,837 4,106,807
Regeneron Pharmaceuticals,
Inc.* 12,627 9,110,254
United Therapeutics Corp.* 13,080 3,637,417
Vertex Pharmaceuticals, Inc.* 14,951 4,317,550
30,500,338
Building Products 0.2%
Carrier Global Corp. 27,047 1,115,689
Capital Markets 2.5%
Charles Schwab Corp. (The) 95,897 7,984,384
CME Group, Inc. 19,698 3,312,416
LPL Financial Holdings, Inc. 21,791 4,710,560
MarketAxess Holdings, Inc. 2,112 589,016
16,596,376
Chemicals 2.5%
Air Products & Chemicals, Inc. 4,353 1,341,856
CF Industries Holdings, Inc. 18,817 1,603,208
Corteva, Inc. 41,820 2,458,180
Ecolab, Inc. 6,825 993,447
LyondellBasell Industries NV,
Class A 108,863 9,038,895
PPG Industries, Inc. 8,973 1,128,265
16,563,851
Commercial Services & Supplies 2.5%
Copart, Inc.* 30,316 1,845,941
Republic Services, Inc. 46,426 5,988,490
Waste Management, Inc. 55,836 8,759,552
16,593,983
Communications Equipment 0.7%
Cisco Systems, Inc. 102,561 4,886,006
Containers & Packaging 0.5%
AptarGroup, Inc. 2,115 232,608
Common Stocks
Shares Value ($)
Containers & Packaging
Packaging Corp. of America 14,863 1,901,126
Westrock Co. 35,736 1,256,478
3,390,212
Diversified Telecommunication Services 2.0%
AT&T, Inc. 171,201 3,151,811
Verizon Communications, Inc. 258,938 10,202,157
13,353,968
Electric Utilities 4.2%
Alliant Energy Corp. 5,271 291,012
American Electric Power Co.,
Inc. 50,073 4,754,431
Avangrid, Inc.(a) 36,454 1,566,793
Duke Energy Corp. 44,721 4,605,816
Evergy, Inc. 38,619 2,430,294
Eversource Energy 42,108 3,530,335
IDACORP, Inc.(a) 11,736 1,265,727
Pinnacle West Capital Corp. 51,644 3,927,010
Xcel Energy, Inc. 76,481 5,362,083
27,733,501
Electrical Equipment 0.7%
Eaton Corp. plc 26,238 4,118,054
Emerson Electric Co. 3,482 334,481
4,452,535
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp., Class A 4,939 376,055
Entertainment 1.2%
Electronic Arts, Inc. 45,158 5,517,404
Take-Two Interactive Software,
Inc.* 5,816 605,620
World Wrestling Entertainment,
Inc., Class A(a) 28,994 1,986,669
8,109,693
Equity Real Estate Investment Trusts (REITs) 0.7%
Public Storage 16,657 4,667,125
Food & Staples Retailing 3.5%
Costco Wholesale Corp. 18,820 8,591,330
Kroger Co. (The) 105,036 4,682,505
Walmart, Inc. 67,213 9,530,131
22,803,966
Food Products 5.8%
Archer-Daniels-Midland Co. 8,856 822,280
Campbell Soup Co. 19,202 1,089,714
Flowers Foods, Inc. 112,210 3,224,915
General Mills, Inc. 50,887 4,266,875
Hershey Co. (The) 40,737 9,433,467
Hormel Foods Corp.(a) 152,248 6,934,896
J M Smucker Co. (The) 16,201 2,567,210
Kellogg Co.(a) 21,078 1,501,597
McCormick & Co., Inc.
(Non-Voting) 26,377 2,186,390
Mondelez International, Inc.,
Class A 92,274 6,150,062
38,177,406
Health Care Equipment & Supplies 3.1%
Abbott Laboratories 84,286 9,253,760
Becton Dickinson and Co. 12,973 3,299,034

NVIT AQR Large Cap Defensive Style Fund - December 31, 2022 - Statement of Investments - 61
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Envista Holdings Corp.*(a) 18,010 606,397
Hologic, Inc.* 12,645 945,972
Medtronic plc 55,553 4,317,579
Stryker Corp. 8,166 1,996,505
20,419,247
Health Care Providers & Services 5.5%
Chemed Corp. 6,155 3,141,697
Cigna Corp. 4,454 1,475,788
CVS Health Corp. 57,477 5,356,282
Elevance Health, Inc. 9,894 5,075,325
Humana, Inc. 17,276 8,848,594
Molina Healthcare, Inc.* 971 320,644
Premier, Inc., Class A 30,625 1,071,262
Quest Diagnostics, Inc. 10,333 1,616,495
UnitedHealth Group, Inc. 17,891 9,485,450
36,391,537
Health Care Technology 0.1%
Veeva Systems, Inc., Class A* 4,094 660,690
Hotels, Restaurants & Leisure 0.0%
†
Wyndham Hotels & Resorts,
Inc. 2,757 196,602
Household Durables 0.3%
Garmin Ltd. 20,795 1,919,170
Household Products 3.7%
Church & Dwight Co., Inc. 36,791 2,965,723
Clorox Co. (The)(a) 41,477 5,820,467
Colgate-Palmolive Co. 76,648 6,039,096
Kimberly-Clark Corp. 1,731 234,983
Procter & Gamble Co. (The) 63,575 9,635,427
24,695,696
Industrial Conglomerates 0.7%
3M Co. 25,461 3,053,283
Honeywell International, Inc. 6,562 1,406,237
4,459,520
Insurance 5.1%
Allstate Corp. (The) 29,593 4,012,811
Aon plc, Class A 1,560 468,218
Chubb Ltd. 15,976 3,524,306
Erie Indemnity Co., Class A 4,547 1,130,930
Everest Re Group Ltd. 5,518 1,827,948
Marsh & McLennan Cos., Inc. 21,592 3,573,044
Progressive Corp. (The) 74,876 9,712,166
Travelers Cos., Inc. (The) 25,638 4,806,869
Unum Group 98,751 4,051,753
White Mountains Insurance
Group Ltd. 238 336,610
33,444,655
Interactive Media & Services 1.7%
Alphabet, Inc., Class A* 58,060 5,122,634
IAC, Inc.* 4,373 194,161
Meta Platforms, Inc., Class A* 48,986 5,894,975
11,211,770
IT Services 3.9%
Accenture plc, Class A 14,065 3,753,105
Automatic Data Processing,
Inc. 13,213 3,156,057
Common Stocks
Shares Value ($)
IT Services
EPAM Systems, Inc.* 1,456 477,189
Euronet Worldwide, Inc.* 9,283 876,130
International Business
Machines Corp. 44,834 6,316,662
Mastercard, Inc., Class A 8,059 2,802,356
Paychex, Inc. 2,348 271,335
Visa, Inc., Class A(a) 40,520 8,418,435
26,071,269
Life Sciences Tools & Services 4.3%
Agilent Technologies, Inc. 3,763 563,133
Bio-Techne Corp. 4,656 385,889
Charles River Laboratories
International, Inc.* 2,189 476,983
Danaher Corp. 13,614 3,613,428
Illumina, Inc.* 3,540 715,788
Mettler-Toledo International,
Inc.* 5,324 7,695,576
PerkinElmer, Inc. 22,655 3,176,684
QIAGEN NV*(a) 5,163 257,479
Thermo Fisher Scientific, Inc. 17,261 9,505,460
Waters Corp.* 4,579 1,568,674
West Pharmaceutical
Services, Inc. 1,191 280,302
28,239,396
Machinery 1.7%
Caterpillar, Inc. 20,686 4,955,538
IDEX Corp. 6,181 1,411,308
Illinois Tool Works, Inc. 23,267 5,125,720
11,492,566
Media 0.8%
Charter Communications, Inc.,
Class A* 5,977 2,026,801
New York Times Co. (The),
Class A 93,951 3,049,649
5,076,450
Metals & Mining 0.6%
Newmont Corp. 78,701 3,714,687
Royal Gold, Inc.(a) 3,893 438,819
4,153,506
Multiline Retail 0.7%
Dollar General Corp. 2,901 714,371
Target Corp. 25,748 3,837,482
4,551,853
Multi-Utilities 3.9%
Ameren Corp. 60,196 5,352,628
Consolidated Edison, Inc. 37,368 3,561,544
Dominion Energy, Inc. 51,756 3,173,678
DTE Energy Co. 37,547 4,412,899
Public Service Enterprise
Group, Inc. 55,811 3,419,540
WEC Energy Group, Inc.(a) 59,197 5,550,311
25,470,600
Oil, Gas & Consumable Fuels 2.3%
ConocoPhillips 16,604 1,959,272
Coterra Energy, Inc.(a) 43,458 1,067,763
EOG Resources, Inc. 40,018 5,183,131
Exxon Mobil Corp. 17,250 1,902,675

62 - Statement of Investments - December 31, 2022 - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Marathon Petroleum Corp. 33,331 3,879,395
Phillips 66(a) 12,246 1,274,564
15,266,800
Personal Products 0.6%
Estee Lauder Cos., Inc. (The),
Class A 15,182 3,766,806
Pharmaceuticals 4.5%
Bristol-Myers Squibb Co. 11,487 826,490
Eli Lilly & Co. 15,892 5,813,929
Johnson & Johnson 54,692 9,661,342
Merck & Co., Inc. 87,462 9,703,909
Pfizer, Inc. 72,491 3,714,439
Zoetis, Inc. 1,823 267,160
29,987,269
Professional Services 1.2%
CACI International, Inc., Class
A* 3,384 1,017,197
FTI Consulting, Inc.*(a) 24,161 3,836,767
Robert Half International, Inc. 44,233 3,265,722
8,119,686
Road & Rail 2.7%
JB Hunt Transport Services,
Inc. 22,716 3,960,762
Landstar System, Inc.(a) 27,300 4,447,170
Old Dominion Freight Line, Inc. 17,387 4,934,083
U-Haul Holding Co. 40,950 2,251,431
U-Haul Holding Co.(a) 4,550 273,864
Union Pacific Corp. 9,445 1,955,776
17,823,086
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. 3,981 2,225,897
Texas Instruments, Inc. 22,233 3,673,336
5,899,233
Software 2.5%
Adobe, Inc.* 2,432 818,441
Dolby Laboratories, Inc., Class
A 4,483 316,231
Gen Digital, Inc. 75,468 1,617,279
Intuit, Inc. 3,833 1,491,880
Microsoft Corp. 34,828 8,352,451
Oracle Corp. 47,828 3,909,461
Tyler Technologies, Inc.*(a) 802 258,573
16,764,316
Specialty Retail 2.5%
AutoZone, Inc.* 4,029 9,936,239
Home Depot, Inc. (The) 17,062 5,389,204
O'Reilly Automotive, Inc.* 1,374 1,159,697
16,485,140
Thrifts & Mortgage Finance 0.0%
†
TFS Financial Corp.(a) 15,133 218,066
Tobacco 1.7%
Altria Group, Inc. 59,912 2,738,577
Philip Morris International, Inc. 85,214 8,624,509
11,363,086
Common Stocks
Shares Value ($)
Water Utilities 0.0%
†
American Water Works Co.,
Inc. 1,366 208,206
Wireless Telecommunication Services 1.4%
T-Mobile US, Inc.* 66,057 9,247,980
Total Common Stocks
(cost $483,710,400) 644,960,939
Repurchase Agreements 0.2%
Principal
Amount ($)
Bank of America NA,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $200,096,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $204,000.(b)(c) 200,000 200,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,173,413,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$1,196,310. (b)(c) 1,172,853 1,172,853
Credit Suisse AG,
4.27%, dated 12/30/2022,
due 1/3/2023, repurchase
price $100,048,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037;
total market value
$102,048.(b)(c) 100,000 100,000
Total Repurchase Agreements
(cost $1,472,853) 1,472,853
Total Investments
(cost $485,183,253) — 97.7% 646,433,792
Other assets in excess of liabilities — 2.3% 15,527,718
NET ASSETS — 100.0%
$ 661,961,510

NVIT AQR Large Cap Defensive Style Fund - December 31, 2022 - Statement of Investments - 63
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $34,908,630, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,472,853 and by
$34,440,846 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $35,913,699.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$1,472,853.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 72 3/2023 USD 13,899,600 37,446
Net contracts 37,446
As of December 31, 2022, the Fund had $763,200 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

64 - Statement of Investments - December 31, 2022 - NVIT BlackRock Equity Dividend Fund
Common Stocks 92 .7%
Shares Value ($)
Aerospace & Defense 3 .0%
Airbus SE 40,582 4,825,294
BAE Systems plc 550,808 5,692,706
L3Harris Technologies, Inc. 22,620 4,709,710
15,227,710
Auto Components 0 .5%
Lear Corp. 19,311 2,394,950
Automobiles 2 .0%
General Motors Co. 307,407 10,341,172
Banks 11 .1%
Bank of America Corp. 207,701 6,879,057
Citigroup, Inc. 290,074 13,120,047
Citizens Financial Group, Inc. 89,200 3,511,804
First Citizens BancShares,
Inc., Class A(a) 11,059 8,386,703
JPMorgan Chase & Co. 79,663 10,682,808
Wells Fargo & Co. 336,774 13,905,399
56,485,818
Beverages 1 .0%
Constellation Brands, Inc.,
Class A 21,885 5,071,849
Capital Markets 1 .2%
Charles Schwab Corp. (The) 36,203 3,014,262
Raymond James Financial,
Inc. 26,193 2,798,722
5,812,984
Chemicals 1 .0%
PPG Industries, Inc. 41,599 5,230,658
Communications Equipment 1 .9%
Cisco Systems, Inc. 206,808 9,852,333
Consumer Finance 0 .2%
Capital One Financial Corp. 13,088 1,216,661
Containers & Packaging 1 .0%
Sealed Air Corp. 105,166 5,245,680
Diversified Financial Services 1 .3%
Apollo Global Management,
Inc.(a) 78,456 5,004,708
Equitable Holdings, Inc. 51,507 1,478,251
6,482,959
Diversified Telecommunication Services 1 .6%
AT&T, Inc. 193,580 3,563,808
Verizon Communications, Inc. 111,284 4,384,589
7,948,397
Electric Utilities 1 .3%
American Electric Power Co.,
Inc. 28,293 2,686,420
Edison International 38,208 2,430,793
Exelon Corp. 32,200 1,392,006
6,509,219
Entertainment 0 .7%
Activision Blizzard, Inc. 47,091 3,604,816
Food & Staples Retailing 1 .0%
Walmart, Inc. 34,810 4,935,710
Common Stocks
Shares Value ($)
Food Products 2 .0%
Kraft Heinz Co. (The) 204,530 8,326,416
Mondelez International, Inc.,
Class A 28,235 1,881,863
10,208,279
Health Care Equipment & Supplies 6 .7%
Baxter International, Inc. 130,260 6,639,352
Koninklijke Philips NV 329,901 4,951,565
Medtronic plc 165,213 12,840,354
Zimmer Biomet Holdings, Inc. 74,363 9,481,283
33,912,554
Health Care Providers & Services 8 .6%
AmerisourceBergen Corp. 17,442 2,890,314
Cardinal Health, Inc. 83,250 6,399,427
Cigna Corp. 23,507 7,788,809
Elevance Health, Inc. 16,000 8,207,520
Humana, Inc. 14,329 7,339,171
Laboratory Corp. of America
Holdings 46,039 10,841,264
43,466,505
Household Durables 1 .6%
Newell Brands, Inc. 236,205 3,089,561
Panasonic Holdings Corp. 566,100 4,740,667
7,830,228
Industrial Conglomerates 0 .8%
Siemens AG (Registered) 28,518 3,958,090
Insurance 6 .8%
Allstate Corp. (The) 23,522 3,189,583
American International Group,
Inc. 180,473 11,413,112
Fidelity National Financial, Inc. 135,279 5,089,196
Prudential plc 311,302 4,212,736
Willis Towers Watson plc 43,339 10,599,853
34,504,480
Interactive Media & Services 0 .3%
Alphabet, Inc., Class A* 18,840 1,662,253
Internet & Direct Marketing Retail 0 .3%
Amazon.com, Inc.* 20,460 1,718,640
IT Services 6 .9%
Cognizant Technology
Solutions Corp., Class A 193,905 11,089,427
Fidelity National Information
Services, Inc. 154,317 10,470,408
SS&C Technologies Holdings,
Inc. 166,833 8,685,326
Visa, Inc., Class A(a) 23,688 4,921,419
35,166,580
Machinery 1 .2%
Fortive Corp. 19,590 1,258,657
Komatsu Ltd. 215,900 4,683,988
5,942,645
Media 2 .9%
Comcast Corp., Class A 283,384 9,909,939
Fox Corp., Class A 160,357 4,870,042
14,779,981

NVIT BlackRock Equity Dividend Fund - December 31, 2022 - Statement of Investments - 65
Common Stocks
Shares Value ($)
Multiline Retail 1 .2%
Dollar General Corp. 24,852 6,119,805
Multi-Utilities 1 .8%
Public Service Enterprise
Group, Inc. 98,037 6,006,727
Sempra Energy 20,228 3,126,035
9,132,762
Oil, Gas & Consumable Fuels 6 .2%
BP plc 2,552,207 14,841,682
ConocoPhillips 21,359 2,520,362
EQT Corp. 123,859 4,190,150
Hess Corp. 33,951 4,814,931
Shell plc 179,700 5,106,663
31,473,788
Personal Products 2 .1%
Unilever plc, ADR-UK 210,029 10,574,960
Pharmaceuticals 6 .5%
AstraZeneca plc 69,665 9,454,610
Bayer AG (Registered) 150,360 7,763,463
Eli Lilly & Co. 7,200 2,634,048
Novo Nordisk A/S, ADR-DK 23,210 3,141,242
Sanofi 104,161 10,078,688
33,072,051
Professional Services 1 .6%
Leidos Holdings, Inc. 59,629 6,272,375
Robert Half International, Inc. 23,340 1,723,192
7,995,567
Road & Rail 0 .4%
Union Pacific Corp. 9,306 1,926,993
Software 1 .7%
Microsoft Corp. 35,055 8,406,890
Specialty Retail 0 .8%
Ross Stores, Inc. 36,680 4,257,448
Technology Hardware, Storage & Peripherals 1 .4%
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S(a)(b) 6,255 6,952,748
Textiles, Apparel & Luxury Goods 0 .6%
Ralph Lauren Corp. 30,606 3,234,136
Tobacco 0 .9%
Altria Group, Inc. 51,593 2,358,316
British American Tobacco plc,
ADR-UK 59,880 2,394,003
4,752,319
Common Stocks
Shares Value ($)
Wireless Telecommunication Services 0 .6%
Rogers Communications, Inc.,
Class B 68,486 3,205,287
Total Common Stocks
(cost $432,320,475) 470,615,905
Master Limited Partnership 2 .2%
Oil, Gas & Consumable Fuels 2 .2%
Enterprise Products Partners
LP 463,303 11,174,868
Total Master Limited Partnership
(cost  $10,603,189)
11,174,868
Total Investments
(cost $442,923,664) — 94.9% 481,790,773
Other assets in excess of liabilities — 5.1% 25,794,187
NET ASSETS — 100.0%
$ 507,584,960
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
December 31, 2022. The total value of securities on loan
as of December 31, 2022 was $12,401,073, which was
collateralized by $12,806,667 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from  1/10/2023
– 5/15/2052.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $6,952,748 which represents 1.37% of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

66 - Statement of Investments - December 31, 2022 - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks 97.0%
Shares Value ($)
Air Freight & Logistics 1.1%
Expeditors International of
Washington, Inc. 23,432 2,435,053
Auto Components 0.1%
Visteon Corp.* 948 124,027
Automobiles 0.5%
Tesla, Inc.* 9,543 1,175,507
Banks 0.6%
Western Alliance Bancorp 23,396 1,393,466
Biotechnology 7.1%
ACADIA Pharmaceuticals,
Inc.* 28,969 461,187
BioCryst Pharmaceuticals,
Inc.*(a) 41,757 479,370
Exelixis , Inc.* 66,504 1,066,724
Incyte Corp.* 36,717 2,949,109
Ionis Pharmaceuticals, Inc.*(a) 37,508 1,416,677
PTC Therapeutics, Inc.*(a) 26,443 1,009,329
Sarepta Therapeutics, Inc.* 16,022 2,076,131
Seagen , Inc.* 14,121 1,814,690
Ultragenyx Pharmaceutical,
Inc.* 13,844 641,393
Vertex Pharmaceuticals, Inc.* 14,858 4,290,693
16,205,303
Building Products 0.8%
Trane Technologies plc 10,324 1,735,361
Capital Markets 3.7%
Charles Schwab Corp. (The) 24,678 2,054,690
FactSet Research Systems,
Inc. 5,492 2,203,445
LPL Financial Holdings, Inc. 10,945 2,365,981
Raymond James Financial,
Inc. 18,086 1,932,489
8,556,605
Chemicals 2.6%
Albemarle Corp. 9,122 1,978,197
CF Industries Holdings, Inc. 28,319 2,412,779
FMC Corp. 7,823 976,310
Mosaic Co. (The) 10,749 471,559
5,838,845
Communications Equipment 0.9%
CommScope Holding Co.,
Inc.* 67,573 496,661
Viavi Solutions, Inc.* 151,398 1,591,193
2,087,854
Construction & Engineering 0.7%
AECOM 18,562 1,576,471
Construction Materials 0.1%
Eagle Materials, Inc.(a) 2,584 343,284
Diversified Consumer Services 0.2%
Chegg , Inc.* 21,220 536,229
Electrical Equipment 0.9%
Vertiv Holdings Co.(a) 149,461 2,041,637
Electronic Equipment, Instruments & Components 1.2%
Jabil, Inc.(a) 38,819 2,647,456
Common Stocks
Shares Value ($)
Energy Equipment & Services 0.1%
Patterson-UTI Energy, Inc. 15,270 257,147
Entertainment 2.4%
Live Nation Entertainment,
Inc.* 22,413 1,563,083
Netflix, Inc.* 13,186 3,888,288
Playtika Holding Corp.* 12,050 102,545
5,553,916
Equity Real Estate Investment Trusts (REITs) 0.8%
Camden Property Trust 16,185 1,810,778
Food Products 1.5%
Darling Ingredients, Inc.* 8,563 535,958
Lamb Weston Holdings, Inc. 31,400 2,805,904
3,341,862
Health Care Providers & Services 8.2%
Elevance Health, Inc. 7,668 3,933,454
HCA Healthcare, Inc. 11,670 2,800,333
Humana, Inc. 8,141 4,169,739
McKesson Corp. 10,808 4,054,297
Molina Healthcare, Inc.* 8,755 2,891,076
UnitedHealth Group, Inc. 1,493 791,559
18,640,458
Hotels, Restaurants & Leisure 2.3%
Domino's Pizza, Inc. 1,461 506,090
Expedia Group, Inc.* 4,470 391,572
Hilton Worldwide Holdings,
Inc. 19,944 2,520,124
SeaWorld Entertainment, Inc.* 3,664 196,061
Travel + Leisure Co. 47,269 1,720,591
5,334,438
Household Durables 0.5%
Skyline Champion Corp.* 5,456 281,038
Sonos , Inc.* 10,602 179,174
Toll Brothers, Inc. 13,189 658,395
1,118,607
Household Products 0.9%
Clorox Co. (The) 14,573 2,045,029
Independent Power and Renewable Electricity Producers
0.9%
Vistra Corp. 93,145 2,160,964
Insurance 3.0%
Everest Re Group Ltd. 6,165 2,042,279
Lincoln National Corp. 24,280 745,882
RenaissanceRe Holdings Ltd.
(a) 13,068 2,407,518
Ryan Specialty Holdings, Inc.,
Class A*(a) 41,340 1,716,023
6,911,702
Interactive Media & Services 4.6%
Alphabet, Inc., Class C* 105,553 9,365,718
Meta Platforms, Inc., Class A* 9,192 1,106,165
10,471,883
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.* 85,193 7,156,212

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2022 - Statement of Investments - 67
Common Stocks
Shares Value ($)
IT Services 3.8%
CSG Systems International,
Inc. 20,941 1,197,825
EPAM Systems, Inc.* 853 279,562
GoDaddy , Inc., Class A* 30,883 2,310,666
VeriSign, Inc.* 12,881 2,646,273
WEX, Inc.* 3,502 573,103
Wix.com Ltd.*(a) 22,422 1,722,682
8,730,111
Machinery 2.7%
AGCO Corp. 23,030 3,194,031
Allison Transmission Holdings,
Inc. 68,932 2,867,571
6,061,602
Metals & Mining 0.1%
MP Materials Corp.*(a) 13,450 326,566
Multiline Retail 1.8%
Target Corp. 27,018 4,026,763
Oil, Gas & Consumable Fuels 1.6%
Cheniere Energy, Inc.(a) 24,632 3,693,815
Paper & Forest Products 0.9%
Louisiana-Pacific Corp.(a) 29,277 1,733,199
Sylvamo Corp. 4,487 218,023
1,951,222
Professional Services 1.0%
Insperity , Inc.(a) 19,607 2,227,355
Road & Rail 0.4%
Lyft, Inc., Class A*(a) 85,744 944,899
Semiconductors & Semiconductor Equipment 2.8%
Enphase Energy, Inc.* 3,382 896,095
Impinj , Inc.*(a) 2,440 266,399
Lam Research Corp. 5,210 2,189,763
ON Semiconductor Corp.*(a) 3,214 200,457
Rambus, Inc.* 16,278 583,078
Semtech Corp.*(a) 67,441 1,934,882
Teradyne, Inc. 4,081 356,476
6,427,150
Software 23.0%
Atlassian Corp., Class A*(a) 17,813 2,292,177
Box, Inc., Class A*(a) 72,224 2,248,333
CommVault Systems, Inc.* 32,587 2,047,767
Crowdstrike Holdings, Inc.,
Class A* 16,687 1,756,974
DocuSign, Inc.*(a) 31,120 1,724,670
Dropbox, Inc., Class A*(a) 39,311 879,780
Fortinet, Inc.* 68,840 3,365,588
Informatica , Inc., Class A*(a) 51,019 831,100
Microsoft Corp. 110,818 26,576,373
New Relic, Inc.* 6,849 386,626
Nutanix , Inc., Class A*(a) 52,627 1,370,933
Palo Alto Networks, Inc.*(a) 27,569 3,846,978
Pegasystems , Inc.(a) 25,777 882,605
Qualys , Inc.*(a) 8,928 1,001,989
Splunk , Inc.* 6,328 544,778
Tenable Holdings, Inc.*(a) 23,542 898,127
Varonis Systems, Inc.* 39,626 948,646
Common Stocks
Shares Value ($)
Software
Zscaler , Inc.* 7,573 847,419
52,450,863
Specialty Retail 5.4%
AutoZone, Inc.* 1,725 4,254,160
Murphy USA, Inc. 9,975 2,788,412
O'Reilly Automotive, Inc.* 5,025 4,241,251
Ulta Beauty, Inc.* 2,344 1,099,500
12,383,323
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc. 37,673 4,894,853
Dell Technologies, Inc., Class
C 71,219 2,864,428
HP, Inc. 11,720 314,916
NetApp, Inc. 3,284 197,237
Pure Storage, Inc., Class A* 28,480 762,125
9,033,559
Trading Companies & Distributors 0.7%
Boise Cascade Co. 23,777 1,632,767
Total Common Stocks
(cost $192,434,254) 221,390,089
Repurchase Agreements 0.2%
Principal
Amount ($)
Bank of America NA,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $75,036,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $76,500.(b)(c) 75,000 75,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $411,585,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$419,616.(b)(c) 411,388 411,388
Total Repurchase Agreements
(cost $486,388) 486,388
Total Investments
(cost $192,920,642) — 97.2% 221,876,477
Other assets in excess of liabilities — 2.8% 6,373,210
NET ASSETS — 100.0%
$ 228,249,687

68 - Statement of Investments - December 31, 2022 - NVIT Jacobs Levy Large Cap Growth Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $25,471,659, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $486,388 and by
$25,588,563 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $26,074,951.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was $486,388.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
OTC Total return swap contracts outstanding as of December 31, 2022 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
ACADIA
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 62,790 40,186 40,186
AECOM OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 3,079 2,371 2,371
Air Transport
Services Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 4,985 798 798
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 2,353 871 871
Aon plc OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 5,468 3,445 3,445
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 129,781 504,848 504,848
Arch Resources, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 5,719 74,976 74,976
Armstrong World
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 16,623 2,327 2,327
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 5,007 26,938 26,938
Axonics , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 3,900 3,900 3,900
BellRing Brands,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 20,296 203 203

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2022 - Statement of Investments - 69
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Boise Cascade Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 1,697 2,223 2,223
Box, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 1,717 1,271 1,271
Cavco Industries,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 1,806 11,143 11,143
CommScope
Holding Co., Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 73,673 41,257 41,257
Costco Wholesale
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 1,203 4,223 4,223
CSG Systems
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 9,075 11,480 11,480
Delek US Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 58,696 48,131 48,131
DocuSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 9,986 26,463 26,463
Domino's Pizza, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 5,770 17,829 17,829
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 73,847 30,277 30,277
Embecta Corp. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 15,000 5,850 5,850
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 6,674 74,015 74,015
Exelixis , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 51,160 32,231 32,231
Expedia Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 20,117 78,657 78,657
FactSet Research
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 405 3,070 3,070
Fair Isaac Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 758 4,495 4,495
FMC Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 7,305 5,260 5,260
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 3,220 3,317 3,317
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 30,930 748 748

70 - Statement of Investments - December 31, 2022 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
HCA Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 4,032 17,419 17,419
Hilton Worldwide
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/28/2023 5,782 14,397 14,397
Impinj , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 3,940 14,105 14,105
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 1,816 1,598 1,598
Informatica , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 10,421 7,503 7,503
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 4,204 2,733 2,733
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 42,774 38,497 38,497
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 15,908 75,086 75,086
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 32,693 61,463 61,463
Netflix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,238 40,284 40,284
New Relic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 24,821 59,570 59,570
Nutanix , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 10,041 4,518 4,518
NuVasive , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 12,698 24,506 24,506
PBF Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 24,762 27,981 27,981
Pegasystems , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 28,720 41,931 41,931
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 12,600 1,134 1,134
PTC Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 17,503 42,006 42,006
Pure Storage, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 46,872 22,499 22,499
Qualys , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 4,810 13,612 13,612

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2022 - Statement of Investments - 71
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Raymond James
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 5,242 5,294 5,294
SeaWorld
Entertainment, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 16,103 42,351 42,351
Semtech Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 945 1,219 1,219
Skyline Champion
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 2,493 2,967 2,967
Sonos , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 64,105 59,617 59,617
Splunk , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 23,340 72,121 72,121
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 8,633 17,525 17,525
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 27,023 87,014 87,014
Terex Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 47,650 28,113 28,113
Tesla, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 13,861 145,125 145,125
Trane Technologies
plc
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 11,225 15,490 15,490
Travel + Leisure Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 6,074 11,358 11,358
Ulta Beauty, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 4,493 24,936 24,936
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 12,145 34,127 34,127
UnitedHealth Group,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 1,375 3,061 3,061
Varonis Systems,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 6,496 8,120 8,120
Vertiv Holdings Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 37,999 50,159 50,159
Visteon Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 644 1,829 1,829
World Wrestling
Entertainment, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 8,379 9,468 9,468

72 - Statement of Investments - December 31, 2022 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Yelp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 28,912 34,116 34,116
Zscaler , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 3,417 13,805 13,805
– –
Total unrealized appreciation 2,241,460 2,241,460
– –
Addus HomeCare
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 4,106 (4,229) (4,229)
Alnylam
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 5,639 (34,003) (34,003)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 24,898 (41,580) (41,580)
Applied Industrial
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 379 (591) (591)
AppLovin Corp. Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 72,989 (82,478) (82,478)
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 4,990 (19,732) (19,732)
Asbury Automotive
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 5,399 (50,157) (50,157)
ASGN, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 10,214 (21,347) (21,347)
Aspen Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 5,517 (27,199) (27,199)
Axsome
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 1,039 (2,213) (2,213)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 34,191 (37,610) (37,610)
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 15,393 (31,248) (31,248)
Bloom Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 4,447 (5,870) (5,870)
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 17,089 (27,513) (27,513)
Celsius Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 6,285 (3,331) (3,331)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 5,482 (21,654) (21,654)

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2022 - Statement of Investments - 73
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 14,102 (40,614) (40,614)
Corning, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 35,329 (18,371) (18,371)
CoStar Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 17,646 (21,705) (21,705)
Coterra Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2023 45,460 (40,005) (40,005)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 5,019 (31,770) (31,770)
DaVita, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 2,945 (375) (375)
Dorman Products,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 6,155 (4,924) (4,924)
DoubleVerify
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 50,173 (26,090) (26,090)
Doximity , Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 12,492 (9,994) (9,994)
Ensign Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 12,321 (15,494) (15,494)
Everest Re Group
Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 2,875 (2,961) (2,961)
Five Below, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 2,481 (620) (620)
Floor & Decor
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 15,535 (20,662) (20,662)
Focus Financial
Partners, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 14,279 (20,847) (20,847)
Fox Factory Holding
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 13,334 (30,935) (30,935)
Freshpet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 22,360 (43,155) (43,155)
FTI Consulting, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 7,620 (533) (533)
GATX Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 12,633 (7,832) (7,832)
Hannon Armstrong
Sustainable
Infrastructure
Capital, Inc.
Increases in total
return of reference
entity
OBFR - 0.82% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 15,966 (14,290) (14,290)
– –

74 - Statement of Investments - December 31, 2022 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 20,531 (21,558) (21,558)
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 7,389 (33,251) (33,251)
Intuit, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 2,995 (38,096) (38,096)
Karuna
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 1,397 (6,943) (6,943)
Landstar System,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 8,409 (925) (925)
Las Vegas Sands
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 27,014 (51,056) (51,056)
LCI Industries Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 10,779 (19,187) (19,187)
LGI Homes, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 7,598 (18,159) (18,159)
Maximus, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 20,088 (38,971) (38,971)
Mister Car Wash,
Inc.
Increases in total
return of reference
entity
OBFR - 0.95% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 129,586 (44,059) (44,059)
Moderna , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 3,981 (12,421) (12,421)
Moody's Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 4,095 (21,298) (21,298)
nCino , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 37,849 (83,646) (83,646)
Neogen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 44,611 (22,752) (22,752)
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 12,351 (26,678) (26,678)
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 65,562 (6,556) (6,556)
Opendoor
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 54,327 (5,976) (5,976)
Option Care Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 15,193 (912) (912)
Patterson Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 36,140 (14,817) (14,817)

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2022 - Statement of Investments - 75
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Pioneer Natural
Resources Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 5,629 (54,658) (54,658)
PJT Partners, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 2,745 (1,290) (1,290)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 3,103 (2,048) (2,048)
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 3,941 (23,055) (23,055)
Procore
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 15,803 (19,912) (19,912)
Progyny , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 16,854 (12,303) (12,303)
PTC, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 4,543 (5,315) (5,315)
Quaker Chemical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2023 8,487 (47,612) (47,612)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 6,396 (21,043) (21,043)
Regeneron
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 1,697 (14,357) (14,357)
RenaissanceRe
Holdings Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2023 2,179 (5,927) (5,927)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 6,849 (37,601) (37,601)
Salesforce, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 5,835 (24,039) (24,039)
Select Medical
Holdings Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 22,683 (16,332) (16,332)
Shoals Technologies
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 19,375 (25,381) (25,381)
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 59,157 (31,945) (31,945)
Southwestern
Energy Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2023 97,380 (7,790) (7,790)
Thermo Fisher
Scientific, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 2,213 (16,774) (16,774)
TransMedics Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 5,349 (15,459) (15,459)

76 - Statement of Investments - December 31, 2022 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Trupanion , Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 8,302 (8,800) (8,800)
Vaxcyte , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 10,299 (18,023) (18,023)
Verra Mobility Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 572 (355) (355)
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 127,004 (77,472) (77,472)
Wayfair, Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2023 931 (1,397) (1,397)
WD-40 Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/29/2023 6,989 (7,199) (7,199)
YETI Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2023 25,691 (38,536) (38,536)
Ziff Davis, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2023 16,167 (29,586) (29,586)
Zoom Video
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 13,396 (31,882) (31,882)
ZoomInfo
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 40,482 (68,010) (68,010)
– –
Total unrealized depreciation (1,893,294) (1,893,294)
– –
Net unrealized appreciation 348,166 348,166
Financing Costs of Swap Contracts (63,068) (63,068)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 285,098 285,098
As of December 31, 2022, the Fund had $790,000 segregated as collateral for swap contracts.
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2022 - Statement of Investments - 77
Common Stocks 96 .4%
Shares Value ($)
Aerospace & Defense 1 .8%
Huntington Ingalls Industries,
Inc. 15,934 3,675,655
Textron, Inc. 38,500 2,725,800
6,401,455
Air Freight & Logistics 0 .4%
FedEx Corp. 8,100 1,402,920
Airlines 1 .0%
Alaska Air Group, Inc.*(a) 40,500 1,739,070
Southwest Airlines Co.* 52,380 1,763,635
3,502,705
Auto Components 2 .0%
Aptiv plc* 24,148 2,248,903
BorgWarner, Inc. 101,187 4,072,777
Cie Generale des
Etablissements Michelin
SCA 21,429 595,874
6,917,554
Banks 4 .4%
First Citizens BancShares,
Inc., Class A(a) 2,389 1,811,722
First Hawaiian, Inc.(a) 62,457 1,626,380
First Republic Bank 14,100 1,718,649
Huntington Bancshares, Inc. 68,000 958,800
Prosperity Bancshares, Inc. 49,694 3,611,760
Truist Financial Corp. 41,537 1,787,337
US Bancorp 25,256 1,101,414
Westamerica Bancorp 7,850 463,229
Zions Bancorp NA 46,200 2,271,192
15,350,483
Beverages 0 .5%
Molson Coors Beverage Co.,
Class B 33,926 1,747,868
Building Products 1 .2%
Builders FirstSource, Inc.*(a) 11,700 759,096
Carrier Global Corp. 22,700 936,375
Cie de Saint-Gobain 22,402 1,099,799
Owens Corning 17,400 1,484,220
4,279,490
Capital Markets 3 .2%
Ameriprise Financial, Inc. 1,313 408,829
Bank of New York Mellon
Corp. (The) 110,259 5,018,990
Northern Trust Corp. 32,674 2,891,322
T. Rowe Price Group, Inc.(a) 27,242 2,971,012
11,290,153
Chemicals 2 .5%
Akzo Nobel NV 16,810 1,121,665
Axalta Coating Systems Ltd.* 38,596 983,040
Corteva, Inc. 8,500 499,630
Mosaic Co. (The)(a) 22,800 1,000,236
Olin Corp. 29,300 1,551,142
RPM International, Inc. 16,600 1,617,670
Westlake Corp.(a) 18,000 1,845,720
8,619,103
Common Stocks
Shares Value ($)
Commercial Services & Supplies 0 .3%
Republic Services, Inc. 9,447 1,218,569
Communications Equipment 1 .0%
F5, Inc.* 8,127 1,166,306
Juniper Networks, Inc. 26,871 858,797
Motorola Solutions, Inc. 6,000 1,546,260
3,571,363
Construction & Engineering 0 .3%
Vinci SA 11,227 1,121,297
Consumer Finance 0 .4%
Ally Financial, Inc. 63,793 1,559,739
Containers & Packaging 4 .0%
Amcor plc 82,948 987,911
AptarGroup, Inc.(a) 18,025 1,982,390
Avery Dennison Corp. 11,800 2,135,800
Crown Holdings, Inc. 23,900 1,964,819
Graphic Packaging Holding
Co. 70,220 1,562,395
Packaging Corp. of America 29,228 3,738,553
Sealed Air Corp. 19,200 957,696
Sonoco Products Co.(a) 9,426 572,252
13,901,816
Distributors 0 .6%
LKQ Corp. 37,455 2,000,472
Diversified Telecommunication Services 0 .5%
Liberty Global plc, Class A* 94,040 1,780,177
Electric Utilities 4 .1%
Alliant Energy Corp. 40,900 2,258,089
Duke Energy Corp. 11,164 1,149,780
Edison International 35,622 2,266,271
Evergy, Inc. 39,416 2,480,449
Eversource Energy 6,158 516,287
Exelon Corp. 20,700 894,861
OGE Energy Corp.(a) 43,680 1,727,544
Pinnacle West Capital Corp. 11,317 860,545
Xcel Energy, Inc. 33,300 2,334,663
14,488,489
Electrical Equipment 1 .7%
Atkore, Inc.* 4,080 462,754
Emerson Electric Co. 15,888 1,526,201
Hubbell, Inc. 7,800 1,830,504
Legrand SA 10,502 845,595
nVent Electric plc 31,520 1,212,574
5,877,628
Electronic Equipment, Instruments & Components 2 .5%
Amphenol Corp., Class A 29,000 2,208,060
Corning, Inc. 12,466 398,164
Flex Ltd.* 170,900 3,667,514
TE Connectivity Ltd. 9,731 1,117,119
Vontier Corp. 64,024 1,237,584
8,628,441
Energy Equipment & Services 0 .3%
Baker Hughes Co. 34,892 1,030,361
Entertainment 1 .0%
Electronic Arts, Inc. 4,476 546,878

78 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.*(a) 21,600 1,506,384
Warner Bros Discovery,
Inc.*(a) 140,340 1,330,423
3,383,685
Equity Real Estate Investment Trusts (REITs) 6 .8%
Alexandria Real Estate
Equities, Inc.(a) 19,475 2,836,923
American Homes 4 Rent,
Class A(a) 41,900 1,262,866
Camden Property Trust 14,900 1,667,012
Equinix, Inc. 1,931 1,264,863
Equity LifeStyle Properties,
Inc. 30,600 1,976,760
Essex Property Trust, Inc. 5,290 1,121,057
Gaming and Leisure
Properties, Inc. 24,340 1,267,871
Healthpeak Properties, Inc. 61,474 1,541,153
JBG SMITH Properties(a) 77,608 1,473,000
Lamar Advertising Co., Class A 25,100 2,369,440
National Retail Properties, Inc. 50,500 2,310,880
Public Storage 3,200 896,608
Realty Income Corp. 23,234 1,473,733
Regency Centers Corp.(a) 21,129 1,320,562
VICI Properties, Inc. 9,353 303,037
Weyerhaeuser Co. 9,111 282,441
WP Carey, Inc.(a) 7,550 590,032
23,958,238
Food & Staples Retailing 1 .4%
Koninklijke Ahold Delhaize NV 68,741 1,975,197
Sysco Corp. 39,600 3,027,420
5,002,617
Food Products 2 .5%
Archer-Daniels-Midland Co. 5,300 492,105
Conagra Brands, Inc. 50,095 1,938,676
J M Smucker Co. (The) 7,038 1,115,241
Kraft Heinz Co. (The)(a) 22,680 923,303
Post Holdings, Inc.* 24,760 2,234,838
Tyson Foods, Inc., Class A 32,500 2,023,125
8,727,288
Gas Utilities 1 .0%
Atmos Energy Corp.(a) 2,426 271,882
Spire, Inc.(a) 30,318 2,087,697
UGI Corp. 33,895 1,256,488
3,616,067
Health Care Equipment & Supplies 3 .9%
Baxter International, Inc. 10,093 514,440
Becton Dickinson and Co. 1,791 455,451
Cooper Cos., Inc. (The)(a) 7,175 2,372,557
Dentsply Sirona, Inc. 22,610 719,903
Embecta Corp.(a) 29,222 739,024
Envista Holdings Corp.*(a) 14,698 494,882
Hologic, Inc.* 36,878 2,758,843
Koninklijke Philips NV,
NYRS-NL 93,520 1,401,865
Zimmer Biomet Holdings, Inc. 32,290 4,116,975
13,573,940
Common Stocks
Shares Value ($)
Health Care Providers & Services 5 .0%
AmerisourceBergen Corp. 19,321 3,201,683
Cardinal Health, Inc. 6,462 496,734
Centene Corp.* 17,380 1,425,334
HCA Healthcare, Inc. 1,209 290,111
Henry Schein, Inc.*(a) 21,418 1,710,656
Laboratory Corp. of America
Holdings 13,181 3,103,862
Molina Healthcare, Inc.* 4,475 1,477,734
Quest Diagnostics, Inc.(a) 26,711 4,178,669
Universal Health Services,
Inc., Class B 11,380 1,603,328
17,488,111
Hotels, Restaurants & Leisure 1 .8%
Darden Restaurants, Inc. 6,500 899,145
Hilton Worldwide Holdings,
Inc. 13,600 1,718,496
Sodexo SA 10,240 979,588
Yum! Brands, Inc. 20,400 2,612,832
6,210,061
Household Durables 0 .3%
Newell Brands, Inc.(a) 90,400 1,182,432
Household Products 0 .8%
Henkel AG & Co. KGaA
(Preference) 15,403 1,072,264
Kimberly-Clark Corp. 11,478 1,558,138
2,630,402
Independent Power and Renewable Electricity Producers
0 .5%
Vistra Corp. 74,460 1,727,472
Insurance 8 .4%
Aflac, Inc. 9,886 711,199
Allstate Corp. (The) 44,137 5,984,977
American Financial Group, Inc. 15,500 2,127,840
Arch Capital Group Ltd.* 27,840 1,747,795
Chubb Ltd. 1,308 288,545
Everest Re Group Ltd. 7,400 2,451,398
Fidelity National Financial, Inc. 42,738 1,607,804
Hanover Insurance Group, Inc.
(The) 6,202 838,076
Loews Corp. 14,857 866,609
Markel Corp.* 1,280 1,686,387
Old Republic International
Corp. 133,460 3,223,059
Progressive Corp. (The) 22,400 2,905,504
Reinsurance Group of
America, Inc. 8,464 1,202,650
W R Berkley Corp. 20,700 1,502,199
Willis Towers Watson plc 8,704 2,128,824
29,272,866
Interactive Media & Services 0 .5%
IAC, Inc.* 35,640 1,582,416
IT Services 3 .7%
Amdocs Ltd. 12,785 1,162,157
DXC Technology Co.* 52,800 1,399,200
FleetCor Technologies, Inc.* 11,240 2,064,563
Genpact Ltd.(a) 52,700 2,441,064
Global Payments, Inc. 35,300 3,505,996

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2022 - Statement of Investments - 79
Common Stocks
Shares Value ($)
IT Services
Maximus, Inc. 33,000 2,419,890
12,992,870
Life Sciences Tools & Services 0 .5%
Bio-Rad Laboratories, Inc.,
Class A* 4,500 1,892,205
Machinery 5 .2%
AGCO Corp. 19,200 2,662,848
CNH Industrial NV 48,500 778,910
Cummins, Inc. 2,457 595,307
IMI plc 50,961 793,242
Lincoln Electric Holdings, Inc.
(a) 10,000 1,444,900
Middleby Corp. (The)*(a) 15,900 2,129,010
Oshkosh Corp.(a) 41,142 3,628,313
Parker-Hannifin Corp. 6,300 1,833,300
Toro Co. (The) 22,700 2,569,640
Xylem, Inc. 17,500 1,934,975
18,370,445
Media 3 .3%
Altice USA, Inc., Class A* 134,820 620,172
DISH Network Corp., Class
A*(a) 111,060 1,559,282
Fox Corp., Class A 44,040 1,337,495
Fox Corp., Class B 41,620 1,184,089
Liberty Broadband Corp.,
Class C*(a) 35,663 2,720,017
Liberty Media Corp.-Liberty
SiriusXM, Class C* 51,900 2,030,847
News Corp., Class A 70,000 1,274,000
Omnicom Group, Inc. 10,867 886,421
11,612,323
Metals & Mining 1 .9%
Cleveland-Cliffs, Inc.*(a) 46,574 750,307
Franco-Nevada Corp. 14,100 1,924,368
Reliance Steel & Aluminum
Co. 7,100 1,437,324
Steel Dynamics, Inc.(a) 10,600 1,035,620
United States Steel Corp.(a) 54,440 1,363,722
6,511,341
Mortgage Real Estate Investment Trusts (REITs) 0 .4%
Annaly Capital Management,
Inc.(a) 61,829 1,303,355
Multiline Retail 1 .0%
Dollar Tree, Inc.*(a) 24,713 3,495,407
Multi-Utilities 1 .5%
CenterPoint Energy, Inc. 49,980 1,498,900
NiSource, Inc. 72,320 1,983,015
NorthWestern Corp. 28,398 1,685,137
5,167,052
Oil, Gas & Consumable Fuels 3 .9%
Chesapeake Energy Corp.(a) 13,820 1,304,193
Coterra Energy, Inc.(a) 78,200 1,921,374
Devon Energy Corp. 34,392 2,115,452
Diamondback Energy, Inc. 11,932 1,632,059
EQT Corp. 37,643 1,273,463
HF Sinclair Corp. 20,640 1,071,010
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Kinder Morgan, Inc. 98,100 1,773,648
Phillips 66 3,840 399,667
Williams Cos., Inc. (The) 62,260 2,048,354
13,539,220
Paper & Forest Products 0 .3%
Louisiana-Pacific Corp.(a) 17,800 1,053,760
Mondi plc 7,272 123,504
1,177,264
Pharmaceuticals 0 .8%
Organon & Co. 18,440 515,029
Perrigo Co. plc 66,520 2,267,667
2,782,696
Professional Services 1 .1%
Leidos Holdings, Inc. 23,700 2,493,003
ManpowerGroup, Inc. 18,200 1,514,422
4,007,425
Road & Rail 1 .0%
Heartland Express, Inc. 46,337 710,810
JB Hunt Transport Services,
Inc. 7,950 1,386,162
Landstar System, Inc.(a) 9,700 1,580,130
3,677,102
Semiconductors & Semiconductor Equipment 1 .4%
Applied Materials, Inc. 4,863 473,559
MKS Instruments, Inc. 22,200 1,881,006
Skyworks Solutions, Inc. 20,300 1,849,939
Teradyne, Inc. 5,994 523,576
4,728,080
Specialty Retail 1 .7%
Advance Auto Parts, Inc. 14,990 2,203,980
Ross Stores, Inc. 32,440 3,765,311
5,969,291
Technology Hardware, Storage & Peripherals 1 .3%
Hewlett Packard Enterprise
Co. 94,300 1,505,028
HP, Inc. 32,159 864,112
Western Digital Corp.* 65,080 2,053,274
4,422,414
Thrifts & Mortgage Finance 0 .1%
Capitol Federal Financial, Inc.
(a) 47,089 407,320
Trading Companies & Distributors 0 .7%
Beacon Roofing Supply,
Inc.*(a) 10,811 570,713
MSC Industrial Direct Co., Inc.,
Class A 17,705 1,446,498
United Rentals, Inc.*(a) 1,400 497,588
2,514,799
Total Common Stocks
(cost $320,745,855) 337,616,287

80 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Mid Cap Value Fund
Exchange Traded Fund 0 .4%
Shares Value ($)
Equity Fund 0.4%
iShares Russell Mid-Cap Value
ETF(a) 11,801 1,243,117
Total Exchange Traded Fund
(cost $1,163,421) 1,243,117
Master Limited Partnership 0 .4%
Oil, Gas & Consumable Fuels 0 .4%
Enterprise Products Partners
LP 54,084 1,304,506
Total Master Limited Partnership
(cost  $1,320,578)
1,304,506
Repurchase Agreements 1 .9%
Principal
Amount ($)
Bank of America NA,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,000,478,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $1,020,000.(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,754,587,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$1,788,823.(b)(c) 1,753,748 1,753,748
Pershing LLC,
4.33%, dated 12/30/2022,
due 1/3/2023, repurchase
price $4,001,925,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.63%
- 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$4,080,000.(b)(c) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $6,753,748) 6,753,748
Total Investments
(cost $329,983,602) — 99.1% 346,917,658
Other assets in excess of liabilities — 0.9% 3,254,868
NET ASSETS — 100.0%
$ 350,172,526
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $38,789,664, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $6,753,748 and by
$33,210,192 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $39,963,940.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$6,753,748.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
NL Netherlands
NYRS New York Registry Shares
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT Real Estate Investment Trust

NVIT Multi-Manager Mid Cap Value Fund - December 31, 2022 - Statement of Investments - 81
Forward foreign currency contracts outstanding as of December 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
GBP 69,904 USD 84,461 Bank of America NA 3/31/2023 230
NOK 599,350 USD 61,038 UBS AG 3/31/2023 373
USD 916,100 GBP 751,441 Bank of America NA 3/31/2023 5,706
Total unrealized appreciation 6,309
GBP 22,100 USD 26,928 Bank of America NA 3/31/2023 (153)
USD 7,579,755 EUR 7,079,558 JPMorgan Chase Bank 3/31/2023 (43,837)
USD 60,749 NOK 599,350 UBS AG 3/31/2023 (662)
Total unrealized depreciation (44,652)
Net unrealized depreciation (38,343)
Currency:
EUR Euro
GBP British pound
NOK Norwegian krone
USD United States dollar
The accompanying notes are an integral part of these financial statements.

82 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks 97 .2%
Shares Value ($)
Aerospace & Defense 1 .5%
Curtiss-Wright Corp.(a) 10,451 1,745,212
Auto Components 1 .6%
Fox Factory Holding Corp.*(a) 5,621 512,804
Patrick Industries, Inc.(a) 4,143 251,066
Visteon Corp.* 8,400 1,098,972
1,862,842
Automobiles 0 .3%
Thor Industries, Inc.(a) 3,995 301,583
Banks 1 .7%
Pinnacle Financial Partners,
Inc. 7,218 529,801
Synovus Financial Corp. 9,806 368,215
Triumph Financial, Inc.*(a) 5,130 250,703
Western Alliance Bancorp 4,628 275,644
Wintrust Financial Corp. 6,297 532,223
1,956,586
Beverages 1 .9%
Boston Beer Co., Inc. (The),
Class A*(a) 572 188,485
Celsius Holdings, Inc.*(a) 10,989 1,143,296
MGP Ingredients, Inc.(a) 7,627 811,360
2,143,141
Biotechnology 5 .7%
Apellis Pharmaceuticals,
Inc.*(a) 3,834 198,256
Blueprint Medicines Corp.*(a) 5,715 250,374
Celldex Therapeutics, Inc.*(a) 5,954 265,370
Crinetics Pharmaceuticals,
Inc.*(a) 8,902 162,907
Cytokinetics, Inc.*(a) 12,643 579,302
Denali Therapeutics, Inc.* 8,065 224,288
Halozyme Therapeutics,
Inc.*(a) 30,290 1,723,501
ImmunoGen, Inc.* 34,999 173,595
Inhibrx, Inc.*(a) 6,970 171,741
IVERIC bio, Inc.* 14,416 308,647
Karuna Therapeutics, Inc.* 3,145 617,993
Kymera Therapeutics, Inc.*(a) 5,050 126,048
Morphic Holding, Inc.*(a) 7,539 201,668
PTC Therapeutics, Inc.*(a) 5,734 218,867
Replimune Group, Inc.* 3,892 105,862
REVOLUTION Medicines,
Inc.*(a) 9,128 217,429
Sage Therapeutics, Inc.* 4,232 161,408
Syndax Pharmaceuticals, Inc.* 8,384 213,373
Vaxcyte, Inc.* 7,137 342,219
Veracyte, Inc.*(a) 6,718 159,418
Zentalis Pharmaceuticals,
Inc.*(a) 6,537 131,655
6,553,921
Building Products 1 .1%
Advanced Drainage Systems,
Inc. 6,925 567,642
Armstrong World Industries,
Inc.(a) 2,977 204,192
Common Stocks
Shares Value ($)
Building Products
Zurn Elkay Water Solutions
Corp. 25,150 531,923
1,303,757
Capital Markets 1 .4%
Hamilton Lane, Inc., Class A 18,019 1,151,054
Stifel Financial Corp. 7,263 423,941
1,574,995
Chemicals 2 .5%
Axalta Coating Systems Ltd.* 19,149 487,725
Cabot Corp. 6,459 431,720
Ingevity Corp.* 3,150 221,886
Livent Corp.*(a) 51,092 1,015,198
Olin Corp.(a) 13,982 740,207
2,896,736
Commercial Services & Supplies 3 .7%
Casella Waste Systems, Inc.,
Class A* 29,485 2,338,455
Clean Harbors, Inc.* 11,615 1,325,504
Driven Brands Holdings,
Inc.*(a) 12,571 343,314
Tetra Tech, Inc. 1,310 190,199
4,197,472
Communications Equipment 0 .1%
Lumentum Holdings, Inc.*(a) 2,662 138,877
Construction & Engineering 4 .4%
Ameresco, Inc., Class A*(a) 5,151 294,328
Comfort Systems USA, Inc.(a) 6,057 697,040
Fluor Corp.*(a) 8,200 284,212
Valmont Industries, Inc. 4,008 1,325,325
WillScot Mobile Mini Holdings
Corp.* 53,746 2,427,707
5,028,612
Containers & Packaging 0 .6%
Graphic Packaging Holding
Co. 29,130 648,142
Diversified Consumer Services 0 .4%
Duolingo, Inc.*(a) 5,716 406,579
Electrical Equipment 0 .8%
Shoals Technologies Group,
Inc., Class A*(a) 30,080 742,074
Stem, Inc.*(a) 24,763 221,381
963,455
Electronic Equipment, Instruments & Components 2 .3%
Fabrinet* 5,005 641,741
Insight Enterprises, Inc.*(a) 4,478 449,009
Novanta, Inc.* 11,453 1,556,119
2,646,869
Energy Equipment & Services 0 .4%
Helmerich & Payne, Inc. 9,472 469,527
Entertainment 0 .6%
World Wrestling Entertainment,
Inc., Class A(a) 10,014 686,159
Equity Real Estate Investment Trusts (REITs) 1 .2%
Agree Realty Corp. 3,766 267,122
Outfront Media, Inc.(a) 21,017 348,462

NVIT Multi-Manager Small Cap Growth Fund - December 31, 2022 - Statement of Investments - 83
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Phillips Edison & Co., Inc.(a) 13,167 419,237
Ryman Hospitality Properties,
Inc. 4,388 358,851
1,393,672
Food & Staples Retailing 1 .6%
BJ's Wholesale Club Holdings,
Inc.* 4,944 327,095
Performance Food Group Co.* 26,134 1,525,964
1,853,059
Food Products 1 .2%
Freshpet, Inc.*(a) 4,916 259,417
Lancaster Colony Corp.(a) 2,184 430,903
Simply Good Foods Co. (The)* 8,788 334,208
Sovos Brands, Inc.*(a) 23,455 337,048
1,361,576
Health Care Equipment & Supplies 8 .9%
AtriCure, Inc.*(a) 21,938 973,608
Axonics, Inc.* 20,275 1,267,796
Glaukos Corp.* 6,390 279,115
Globus Medical, Inc., Class
A*(a) 22,339 1,659,118
Haemonetics Corp.*(a) 7,408 582,639
Inari Medical, Inc.*(a) 11,964 760,432
Inspire Medical Systems, Inc.* 7,075 1,782,051
Integra LifeSciences Holdings
Corp.* 8,517 477,548
iRhythm Technologies, Inc.*(a) 3,434 321,663
Lantheus Holdings, Inc.*(a) 2,503 127,553
Omnicell, Inc.*(a) 4,253 214,436
Shockwave Medical, Inc.* 6,877 1,413,980
Silk Road Medical, Inc.* 6,507 343,895
10,203,834
Health Care Providers & Services 4 .6%
Acadia Healthcare Co., Inc.* 11,230 924,454
Amedisys, Inc.*(a) 1,657 138,426
AMN Healthcare Services,
Inc.* 6,753 694,343
Encompass Health Corp. 6,266 374,769
HealthEquity, Inc.* 16,609 1,023,779
ModivCare, Inc.* 1,607 144,196
Option Care Health, Inc.* 21,659 651,719
Owens & Minor, Inc.*(a) 13,630 266,194
Privia Health Group, Inc.*(a) 14,927 338,992
Surgery Partners, Inc.*(a) 24,966 695,553
5,252,425
Health Care Technology 0 .7%
Doximity, Inc., Class A*(a) 7,715 258,916
Evolent Health, Inc., Class
A*(a) 18,592 522,063
780,979
Hotels, Restaurants & Leisure 4 .0%
Churchill Downs, Inc. 1,790 378,460
DraftKings, Inc., Class A*(a) 14,816 168,754
Penn Entertainment, Inc.*(a) 7,593 225,512
Planet Fitness, Inc., Class
A*(a) 10,018 789,418
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Red Rock Resorts, Inc., Class
A 24,147 966,122
Texas Roadhouse, Inc. 7,836 712,684
Wingstop, Inc.(a) 9,417 1,295,968
4,536,918
Insurance 1 .5%
Hanover Insurance Group, Inc.
(The) 3,119 421,471
James River Group Holdings
Ltd.(a) 8,062 168,576
Kinsale Capital Group, Inc. 4,179 1,092,892
1,682,939
Interactive Media & Services 0 .6%
Bumble, Inc., Class A*(a) 11,360 239,128
Ziff Davis, Inc.* 5,506 435,525
674,653
IT Services 4 .5%
Concentrix Corp. 2,492 331,835
DigitalOcean Holdings, Inc.*(a) 3,308 84,255
ExlService Holdings, Inc.* 9,919 1,680,576
Globant SA* 3,402 572,080
Perficient, Inc.*(a) 6,443 449,915
Repay Holdings Corp.* 11,891 95,722
Shift4 Payments, Inc., Class
A*(a) 7,097 396,935
Verra Mobility Corp.*(a) 39,170 541,721
WEX, Inc.* 1,829 299,316
WNS Holdings Ltd., ADR-IN* 9,283 742,547
5,194,902
Leisure Products 0 .4%
YETI Holdings, Inc.* 11,544 476,883
Life Sciences Tools & Services 2 .1%
Medpace Holdings, Inc.* 6,141 1,304,410
Repligen Corp.* 6,629 1,122,356
2,426,766
Machinery 3 .4%
Chart Industries, Inc.*(a) 8,848 1,019,555
Evoqua Water Technologies
Corp.* 27,170 1,075,932
ITT, Inc. 4,821 390,983
John Bean Technologies Corp.
(a) 4,752 434,000
RBC Bearings, Inc.*(a) 2,366 495,322
SPX Technologies, Inc.*(a) 7,459 489,684
3,905,476
Oil, Gas & Consumable Fuels 5 .7%
Chord Energy Corp. 3,786 517,963
Magnolia Oil & Gas Corp.,
Class A(a) 24,270 569,132
Matador Resources Co. 28,755 1,645,936
New Fortress Energy, Inc. 10,829 459,366
Ovintiv, Inc. 6,847 347,211
PBF Energy, Inc., Class A(a) 10,966 447,193
PDC Energy, Inc.(a) 20,326 1,290,294
SM Energy Co.(a) 34,902 1,215,637
6,492,732

84 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks
Shares Value ($)
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp.(a) 3,080 182,336
Personal Products 0 .9%
Beauty Health Co. (The)*(a) 20,368 185,349
elf Beauty, Inc.* 15,406 851,952
1,037,301
Pharmaceuticals 1 .9%
Aclaris Therapeutics, Inc.*(a) 12,922 203,522
Harmony Biosciences
Holdings, Inc.* 12,792 704,839
Intra-Cellular Therapies,
Inc.*(a) 16,534 874,979
Pacira BioSciences, Inc.* 5,200 200,772
Revance Therapeutics, Inc.*(a) 10,383 191,670
2,175,782
Professional Services 2 .7%
ASGN, Inc.* 5,991 488,147
CACI International, Inc., Class
A* 1,998 600,579
Exponent, Inc. 3,010 298,261
Insperity, Inc.(a) 5,083 577,429
KBR, Inc.(a) 20,288 1,071,206
3,035,622
Road & Rail 0 .4%
Saia, Inc.*(a) 2,415 506,377
Semiconductors & Semiconductor Equipment 5 .0%
Axcelis Technologies, Inc.* 5,861 465,129
Cirrus Logic, Inc.* 2,943 219,194
Impinj, Inc.*(a) 14,105 1,539,984
Lattice Semiconductor
Corp.*(a) 26,019 1,688,113
MACOM Technology Solutions
Holdings, Inc.* 10,862 684,089
MKS Instruments, Inc. 2,936 248,767
Power Integrations, Inc. 6,087 436,560
Silicon Laboratories, Inc.*(a) 2,992 405,924
5,687,760
Software 8 .1%
Alarm.com Holdings, Inc.*(a) 6,643 328,696
Blackbaud, Inc.*(a) 5,421 319,080
Box, Inc., Class A*(a) 18,008 560,589
Ceridian HCM Holding, Inc.* 4,383 281,169
Confluent, Inc., Class A* 10,140 225,514
Consensus Cloud Solutions,
Inc.* 2,970 159,667
CyberArk Software Ltd.* 7,526 975,746
EngageSmart, Inc.*(a) 14,933 262,821
Five9, Inc.* 3,403 230,928
Gitlab, Inc., Class A*(a) 6,617 300,676
HashiCorp, Inc., Class A*(a) 6,430 175,796
Manhattan Associates, Inc.* 16,542 2,008,199
Olo, Inc., Class A*(a) 6,501 40,631
Paylocity Holding Corp.* 7,778 1,510,954
PowerSchool Holdings, Inc.,
Class A*(a) 3,300 76,164
Rapid7, Inc.*(a) 4,282 145,502
Samsara, Inc., Class A*(a) 18,956 235,623
Sprout Social, Inc., Class A*(a) 20,691 1,168,214
Common Stocks
Shares Value ($)
Software
Workiva, Inc.*(a) 3,714 311,865
9,317,834
Specialty Retail 1 .4%
Academy Sports & Outdoors,
Inc. 9,880 519,095
Boot Barn Holdings, Inc.*(a) 10,171 635,891
Burlington Stores, Inc.*(a) 2,084 422,552
1,577,538
Textiles, Apparel & Luxury Goods 2 .8%
Crocs, Inc.* 7,410 803,466
Deckers Outdoor Corp.*(a) 3,073 1,226,619
On Holding AG, Class A* 9,738 167,104
Oxford Industries, Inc. 10,704 997,399
3,194,588
Thrifts & Mortgage Finance 0 .4%
MGIC Investment Corp. 30,547 397,111
Trading Companies & Distributors 2 .0%
Applied Industrial
Technologies, Inc. 6,602 832,050
Boise Cascade Co. 3,047 209,237
H&E Equipment Services, Inc. 8,385 380,679
Herc Holdings, Inc.(a) 4,926 648,114
Rush Enterprises, Inc., Class A 4,192 219,158
2,289,238
Total Common Stocks
(cost $95,108,960) 111,162,766
Exchange Traded Fund 0 .8%
Equity Fund 0.8%
iShares Russell 2000 Growth
ETF(a) 4,251 911,925
Total Exchange Traded Fund
(cost $875,070) 911,925
Repurchase Agreements 1 .6%
Principal
Amount ($)
Bank of America NA,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $145,409,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $148,246.(b)(c) 145,340 145,340

NVIT Multi-Manager Small Cap Growth Fund - December 31, 2022 - Statement of Investments - 85
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $750,359,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.50%, maturing
11/20/2049 - 7/20/2051;
total market value
$765,000.(b)(c) 750,000 750,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $943,164,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$961,567.(b)(c) 942,713 942,713
Pershing LLC,
4.33%, dated 12/30/2022,
due 1/3/2023,
repurchase price
$25,013, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.63% - 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$25,500.(b)(c) 25,000 25,000
Total Repurchase Agreements
(cost $1,863,053) 1,863,053
Total Investments
(cost $97,847,083) — 99.6% 113,937,744
Other assets in excess of liabilities — 0.4% 476,389
NET ASSETS — 100.0%
$ 114,414,133
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $33,526,361, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,863,053 and by
$32,541,552 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $34,404,605.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$1,863,053.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
ETF Exchange Traded Fund
IN India
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

86 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Small Cap Value Fund
Common Stocks 98 .2%
Shares Value ($)
Aerospace & Defense 0 .5%
AerSale Corp.*(a) 7,222 117,141
Astra Space, Inc.*(a) 121,400 52,663
Astronics Corp.* 12,244 126,113
Parsons Corp.*(a) 17,244 797,535
1,093,452
Air Freight & Logistics 0 .1%
Radiant Logistics, Inc.* 18,988 96,649
Airlines 0 .0%
†
Wheels Up Experience,
Inc.*(a) 11,600 11,948
Auto Components 2 .8%
Adient plc* 8,580 297,640
American Axle &
Manufacturing Holdings,
Inc.* 114,416 894,733
Dorman Products, Inc.*(a) 33,600 2,717,232
Goodyear Tire & Rubber Co.
(The)*(a) 127,103 1,290,095
Modine Manufacturing Co.* 20,667 410,447
5,610,147
Banks 10 .3%
1st Source Corp. 1,590 84,413
Amalgamated Financial Corp. 8,513 196,140
American National
Bankshares, Inc. 1,100 40,623
Associated Banc-Corp. 76,794 1,773,173
Atlantic Union Bankshares
Corp.(a) 4,410 154,967
Banc of California, Inc. 27,143 432,388
Bank of Marin Bancorp 3,540 116,395
BankUnited, Inc. 20,860 708,614
Bankwell Financial Group, Inc. 1,958 57,624
Banner Corp.(a) 7,314 462,245
BCB Bancorp, Inc. 3,196 57,496
Berkshire Hills Bancorp, Inc. 18,504 553,270
Business First Bancshares,
Inc. 1,373 30,398
Byline Bancorp, Inc. 4,565 104,858
Camden National Corp. 2,300 95,887
Capital Bancorp, Inc. 3,073 72,338
Capital City Bank Group, Inc. 3,672 119,340
Capstar Financial Holdings,
Inc.(a) 7,212 127,364
Carter Bankshares, Inc.* 4,632 76,845
Central Pacific Financial Corp. 26,516 537,744
Central Valley Community
Bancorp 4,004 84,805
Chemung Financial Corp. 843 38,668
CNB Financial Corp. 2,663 63,353
Comerica, Inc. 2,627 175,615
Community Trust Bancorp, Inc. 6,849 314,575
Customers Bancorp, Inc.* 14,536 411,950
Eagle Bancorp, Inc. 18,847 830,587
FB Financial Corp. 9,159 331,006
Financial Institutions, Inc. 6,112 148,888
First Bancorp 57,007 725,129
First Bancshares, Inc. (The) 100 3,201
Common Stocks
Shares Value ($)
Banks
First Business Financial
Services, Inc. 801 29,277
First Commonwealth Financial
Corp.(a) 7,430 103,797
First Financial Corp. 7,221 332,744
First Internet Bancorp 2,632 63,905
First of Long Island Corp.
(The) 3,925 70,650
First Savings Financial Group,
Inc. 865 17,300
Great Southern Bancorp, Inc. 3,899 231,952
Guaranty Bancshares, Inc. 3,052 105,721
Hanmi Financial Corp. 18,795 465,176
HarborOne Bancorp, Inc.(a) 23,385 325,051
HBT Financial, Inc. 4,664 91,274
Heartland Financial USA, Inc. 3,358 156,550
Heritage Commerce Corp. 3,525 45,825
Heritage Financial Corp. 9,886 302,907
HomeStreet, Inc. 14,602 402,723
HomeTrust Bancshares, Inc. 5,589 135,086
Horizon Bancorp, Inc. 9,210 138,887
Independent Bank Corp. 8,307 198,703
Investar Holding Corp. 1,360 29,281
Lakeland Bancorp, Inc. 3,058 53,851
Macatawa Bank Corp. 3,688 40,679
Mercantile Bank Corp. 2,120 70,978
Midland States Bancorp, Inc. 7,844 208,807
MidWestOne Financial Group,
Inc.(a) 3,184 101,092
National Bank Holdings Corp.,
Class A 2,200 92,554
NBT Bancorp, Inc. 4,581 198,907
Nicolet Bankshares, Inc.*(a) 3,688 294,266
Northrim Bancorp, Inc. 2,505 136,698
OceanFirst Financial Corp. 6,546 139,103
OFG Bancorp 31,207 860,065
Old Second Bancorp, Inc. 6,702 107,500
Pathward Financial, Inc. 17,093 735,854
Peapack-Gladstone Financial
Corp. 5,163 192,167
Preferred Bank(a) 1,635 122,004
Primis Financial Corp. 5,970 70,744
QCR Holdings, Inc. 6,533 324,298
RBB Bancorp 3,770 78,605
S&T Bancorp, Inc. 2,174 74,307
Sierra Bancorp 2,845 60,428
SmartFinancial, Inc. 3,843 105,683
South Plains Financial, Inc. 2,612 71,908
Southern First Bancshares,
Inc.* 514 23,516
Stellar Bancorp, Inc.(a) 2,567 75,624
Texas Capital Bancshares,
Inc.* 23,797 1,435,197
Third Coast Bancshares,
Inc.*(a) 1,560 28,751
Towne Bank(a) 4,560 140,630
UMB Financial Corp. 8,064 673,505
Washington Federal, Inc. 24,026 806,072

NVIT Multi-Manager Small Cap Value Fund - December 31, 2022 - Statement of Investments - 87
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 23,142 1,137,661
20,638,162
Biotechnology 5 .3%
2seventy bio, Inc.* 16,054 150,426
Agios Pharmaceuticals,
Inc.*(a) 34,834 978,139
Akebia Therapeutics, Inc.*(a) 172,300 99,417
ARS Pharmaceuticals, Inc.*(a) 26,096 222,599
Atara Biotherapeutics, Inc.*(a) 19,000 62,320
BioCryst Pharmaceuticals,
Inc.*(a) 39,286 451,003
Bluebird Bio, Inc.*(a) 19,719 136,456
Bridgebio Pharma, Inc.*(a) 30,812 234,787
C4 Therapeutics, Inc.*(a) 37,989 224,135
Chimerix, Inc.* 46,100 85,746
Deciphera Pharmaceuticals,
Inc.* 33,784 553,720
Dyne Therapeutics, Inc.* 15,520 179,877
Emergent BioSolutions, Inc.* 67,430 796,348
Enanta Pharmaceuticals, Inc.* 15,677 729,294
Exelixis, Inc.* 58,863 944,163
FibroGen, Inc.* 13,650 218,673
Generation Bio Co.* 7,100 27,903
Icosavax, Inc.*(a) 4,147 32,927
Invivyd, Inc.* 5,700 8,550
Ionis Pharmaceuticals, Inc.*(a) 2,838 107,191
Iovance Biotherapeutics, Inc.* 17,150 109,589
iTeos Therapeutics, Inc.* 17,099 333,943
Jounce Therapeutics, Inc.* 7,251 8,049
Kezar Life Sciences, Inc.*(a) 11,136 78,397
Kiniksa Pharmaceuticals Ltd.,
Class A* 21,511 322,235
Kodiak Sciences, Inc.* 8,200 58,712
MacroGenics, Inc.* 8,500 57,035
Mersana Therapeutics, Inc.* 22,044 129,178
MiMedx Group, Inc.*(a) 14,400 40,032
Nurix Therapeutics, Inc.* 14,800 162,504
Praxis Precision Medicines,
Inc.* 35,353 84,140
Protagonist Therapeutics, Inc.* 5,350 58,369
PTC Therapeutics, Inc.* 26,538 1,012,955
REGENXBIO, Inc.* 1,903 43,160
Sutro Biopharma, Inc.* 50,017 404,137
Tango Therapeutics, Inc.*(a) 17,202 124,715
Tenaya Therapeutics, Inc.*(a) 3,700 7,437
Travere Therapeutics, Inc.*(a) 19,633 412,882
Ultragenyx Pharmaceutical,
Inc.* 15,530 719,505
Vanda Pharmaceuticals, Inc.* 46,955 346,997
10,757,645
Building Products 3 .5%
American Woodmark Corp.* 52,900 2,584,694
AZEK Co., Inc. (The)*(a) 68,000 1,381,760
CSW Industrials, Inc. 9,600 1,112,928
Hayward Holdings, Inc.*(a) 78,400 736,960
JELD-WEN Holding, Inc.* 15,516 149,729
Quanex Building Products
Corp. 15,320 362,778
Common Stocks
Shares Value ($)
Building Products
Resideo Technologies, Inc.* 39,533 650,318
6,979,167
Capital Markets 3 .9%
Evercore, Inc., Class A 7,140 778,831
Focus Financial Partners, Inc.,
Class A* 101,500 3,782,905
StoneX Group, Inc.* 5,975 569,418
Virtus Investment Partners,
Inc. 14,219 2,722,085
7,853,239
Chemicals 2 .8%
AdvanSix, Inc. 18,522 704,206
American Vanguard Corp. 3,651 79,263
Ecovyst, Inc.* 57,802 512,126
Element Solutions, Inc. 209,588 3,812,406
Koppers Holdings, Inc. 3,902 110,036
Trinseo plc(a) 18,601 422,429
Valhi, Inc. 1,951 42,922
5,683,388
Commercial Services & Supplies 3 .0%
BrightView Holdings, Inc.* 11,700 80,613
CoreCivic, Inc.* 123,461 1,427,209
Kimball International, Inc.,
Class B 22,971 149,312
Matthews International Corp.,
Class A 4,027 122,582
SP Plus Corp.* 40,600 1,409,632
Steelcase, Inc., Class A(a) 34,858 246,446
UniFirst Corp.(a) 13,350 2,576,416
6,012,210
Communications Equipment 0 .4%
Aviat Networks, Inc.*(a) 5,240 163,435
Comtech Telecommunications
Corp.(a) 6,341 76,980
Inseego Corp.* 11,600 9,773
KVH Industries, Inc.* 3,350 34,237
NETGEAR, Inc.* 17,345 314,118
NetScout Systems, Inc.*(a) 3,223 104,780
Ribbon Communications, Inc.* 39,020 108,866
812,189
Construction & Engineering 2 .7%
API Group Corp.* 50,550 950,845
Argan, Inc. 8,438 311,193
EMCOR Group, Inc. 22,100 3,273,231
Great Lakes Dredge & Dock
Corp.*(a) 6,850 40,758
Matrix Service Co.* 13,700 85,214
Primoris Services Corp. 26,158 573,907
Tutor Perini Corp.* 18,273 137,961
5,373,109
Consumer Finance 2 .7%
Encore Capital Group, Inc.*(a) 6,790 325,513
Enova International, Inc.* 17,888 686,362
EZCORP, Inc., Class A*(a) 42,679 347,834
Green Dot Corp., Class A* 33,978 537,532
LendingClub Corp.*(a) 69,019 607,367
Navient Corp. 83,263 1,369,676

88 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Consumer Finance
PROG Holdings, Inc.* 58,931 995,345
SLM Corp. 12,859 213,459
World Acceptance Corp.*(a) 5,952 392,475
5,475,563
Diversified Consumer Services 1 .1%
2U, Inc.* 66,629 417,764
Adtalem Global Education,
Inc.*(a) 23,650 839,575
American Public Education,
Inc.* 13,459 165,411
Grand Canyon Education,
Inc.* 2,200 232,452
Perdoceo Education Corp.* 35,575 494,492
2,149,694
Diversified Financial Services 0 .6%
Alerus Financial Corp. 840 19,614
Jackson Financial, Inc., Class
A 36,451 1,268,130
1,287,744
Diversified Telecommunication Services 0 .3%
Bandwidth, Inc., Class A*(a) 27,702 635,761
Electric Utilities 0 .7%
ALLETE, Inc. 4,410 284,489
Portland General Electric
Co.(a) 23,930 1,172,570
1,457,059
Electrical Equipment 1 .2%
Encore Wire Corp.(a) 11,831 1,627,472
Powell Industries, Inc. 3,887 136,745
Vertiv Holdings Co.(a) 42,135 575,564
2,339,781
Electronic Equipment, Instruments & Components 3 .3%
Avnet, Inc. 4,768 198,253
Belden, Inc. 8,140 585,266
Benchmark Electronics, Inc. 19,376 517,145
Daktronics, Inc.*(a) 1,723 4,888
ePlus, Inc.* 87,100 3,856,788
FARO Technologies, Inc.* 8,587 252,544
Itron, Inc.*(a) 19,080 966,402
ScanSource, Inc.* 9,268 270,811
Velodyne Lidar, Inc.* 99,994 73,866
6,725,963
Energy Equipment & Services 0 .4%
ProPetro Holding Corp.*(a) 73,304 760,163
US Silica Holdings, Inc.* 7,350 91,875
852,038
Entertainment 0 .2%
Playtika Holding Corp.* 35,736 304,113
Equity Real Estate Investment Trusts (REITs) 4 .0%
Apple Hospitality REIT, Inc. 93,889 1,481,568
Armada Hoffler Properties, Inc. 17,138 197,087
Brandywine Realty Trust 45,724 281,203
Chatham Lodging Trust(a) 14,712 180,516
CTO Realty Growth, Inc. 12,087 220,950
Equity Commonwealth(a) 56,767 1,417,472
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Hersha Hospitality Trust, Class
A(a) 37,309 317,873
Park Hotels & Resorts, Inc. 5,062 59,681
Pebblebrook Hotel Trust(a) 9,100 121,849
Piedmont Office Realty Trust,
Inc., Class A 71,638 656,921
RLJ Lodging Trust 86,950 920,801
Ryman Hospitality Properties,
Inc. 7,990 653,422
Sunstone Hotel Investors, Inc.
(a) 93,541 903,606
Xenia Hotels & Resorts, Inc. 49,250 649,115
8,062,064
Food & Staples Retailing 1 .8%
Andersons, Inc. (The)(a) 18,927 662,256
Grocery Outlet Holding
Corp.*(a) 96,534 2,817,827
Rite Aid Corp.*(a) 18,075 60,371
3,540,454
Food Products 1 .4%
Fresh Del Monte Produce, Inc.
(a) 8,792 230,263
Hain Celestial Group, Inc.
(The)*(a) 24,940 403,529
Lancaster Colony Corp.(a) 10,100 1,992,730
Sovos Brands, Inc.* 7,260 104,326
2,730,848
Gas Utilities 0 .3%
Northwest Natural Holding
Co.(a) 13,744 654,077
Health Care Equipment & Supplies 2 .1%
Avanos Medical, Inc.* 2,560 69,274
ICU Medical, Inc.*(a) 18,600 2,929,128
OraSure Technologies, Inc.* 74,162 357,461
Orthofix Medical, Inc.* 23,695 486,458
Tactile Systems Technology,
Inc.* 8,356 95,927
Zimvie, Inc.* 26,947 251,685
4,189,933
Health Care Providers & Services 3 .5%
Addus HomeCare Corp.*(a) 58,884 5,858,369
Cross Country Healthcare,
Inc.* 9,175 243,780
DocGo, Inc.*(a) 128,100 905,667
7,007,816
Health Care Technology 1 .4%
Allscripts Healthcare Solutions,
Inc.*(a) 84,046 1,482,571
Computer Programs &
Systems, Inc.* 11,701 318,501
Health Catalyst, Inc.*(a) 75,909 806,913
NextGen Healthcare, Inc.*(a) 10,750 201,885
2,809,870
Hotels, Restaurants & Leisure 1 .8%
Bluegreen Vacations Holding
Corp. 5,240 130,790
SeaWorld Entertainment, Inc.* 16,823 900,199

NVIT Multi-Manager Small Cap Value Fund - December 31, 2022 - Statement of Investments - 89
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Wyndham Hotels & Resorts,
Inc. 34,000 2,424,540
Xponential Fitness, Inc., Class
A*(a) 6,300 144,459
3,599,988
Household Durables 0 .4%
GoPro, Inc., Class A* 143,267 713,469
Hooker Furnishings Corp. 1,624 30,369
Universal Electronics, Inc.* 6,349 132,123
875,961
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd.*^∞ 155,500 0
Insurance 5 .8%
American Equity Investment
Life Holding Co. 34,448 1,571,518
Argo Group International
Holdings Ltd. 14,293 369,474
Bright Health Group, Inc.*(a) 66,664 43,325
Brighthouse Financial, Inc.*(a) 8,898 456,200
CNO Financial Group, Inc. 61,352 1,401,893
Donegal Group, Inc., Class
A(a) 8,677 123,213
Employers Holdings, Inc. 16,815 725,231
Enstar Group Ltd.*(a) 14,500 3,350,080
Genworth Financial, Inc.,
Class A* 176,300 932,627
Greenlight Capital Re Ltd.,
Class A* 8,196 66,797
Horace Mann Educators Corp. 2,540 94,920
James River Group Holdings
Ltd.(a) 12,972 271,245
Oscar Health, Inc., Class A* 47,300 116,358
ProAssurance Corp.(a) 27,520 480,774
Reinsurance Group of
America, Inc. 5,551 788,742
Root, Inc., Class A*(a) 8,730 39,198
Selectquote, Inc.* 24,238 16,286
SiriusPoint Ltd.* 12,779 75,396
Stewart Information Services
Corp. 8,487 362,650
United Fire Group, Inc.(a) 7,353 201,178
Universal Insurance Holdings,
Inc. 22,026 233,255
11,720,360
Interactive Media & Services 0 .1%
DHI Group, Inc.* 6,985 36,950
TrueCar, Inc.* 45,580 114,406
151,356
Internet & Direct Marketing Retail 0 .1%
Quotient Technology, Inc.* 52,370 179,629
IT Services 1 .9%
Paysafe Ltd.*(a) 23,120 321,144
Thoughtworks Holding, Inc.*(a) 34,500 351,555
Unisys Corp.* 2,265 11,574
Verra Mobility Corp.*(a) 232,665 3,217,757
3,902,030
Common Stocks
Shares Value ($)
Leisure Products 0 .2%
American Outdoor Brands,
Inc.* 3,614 36,212
Smith & Wesson Brands, Inc. 30,204 262,171
298,383
Life Sciences Tools & Services 0 .1%
Berkeley Lights, Inc.* 76,131 204,031
Harvard Bioscience, Inc.*(a) 7,800 21,606
Personalis, Inc.* 15,225 30,146
255,783
Machinery 2 .5%
AGCO Corp. 2,450 339,791
Astec Industries, Inc. 8,125 330,362
Crane Holdings Co. 11,600 1,165,220
Hillman Solutions Corp.*(a) 203,700 1,468,677
Hyster-Yale Materials
Handling, Inc. 6,504 164,616
Manitowoc Co., Inc. (The)* 34,492 315,947
REV Group, Inc.(a) 21,622 272,870
Trinity Industries, Inc. 15,260 451,238
Wabash National Corp.(a) 26,567 600,414
5,109,135
Media 0 .0%
†
Cardlytics, Inc.* 9,823 56,777
Metals & Mining 1 .4%
Arconic Corp.*(a) 3,960 83,794
Ryerson Holding Corp.(a) 5,840 176,718
Schnitzer Steel Industries,
Inc., Class A 24,079 738,021
SunCoke Energy, Inc. 79,084 682,495
Warrior Met Coal, Inc. 34,928 1,209,906
2,890,934
Multiline Retail 1 .0%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 42,200 1,976,648
Oil, Gas & Consumable Fuels 1 .7%
CONSOL Energy, Inc.(a) 1,254 81,510
Dorian LPG Ltd. 11,615 220,104
PBF Energy, Inc., Class A(a) 19,587 798,758
REX American Resources
Corp.* 10,353 329,847
Teekay Tankers Ltd., Class A* 23,171 713,899
W&T Offshore, Inc.*(a) 37,850 211,203
World Fuel Services Corp. 41,586 1,136,545
3,491,866
Paper & Forest Products 0 .4%
Clearwater Paper Corp.* 14,260 539,171
Sylvamo Corp. 6,406 311,267
850,438
Personal Products 2 .8%
Edgewell Personal Care Co.(a) 25,132 968,587
Herbalife Nutrition Ltd.*(a) 36,900 549,072
Inter Parfums, Inc.(a) 42,000 4,053,840
Nature's Sunshine Products,
Inc.* 4,570 38,023
5,609,522

90 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Pharmaceuticals 0 .4%
Atea Pharmaceuticals, Inc.* 13,200 63,492
Athira Pharma, Inc.* 21,200 67,204
Nektar Therapeutics* 127,900 289,054
NGM Biopharmaceuticals,
Inc.* 24,900 124,998
Reata Pharmaceuticals, Inc.,
Class A*(a) 2,137 81,185
Theravance Biopharma, Inc.* 13,250 148,665
774,598
Professional Services 0 .7%
Barrett Business Services, Inc. 3,180 296,630
Heidrick & Struggles
International, Inc. 8,227 230,109
Kelly Services, Inc., Class A 7,047 119,094
Mistras Group, Inc.* 1,100 5,423
Resources Connection, Inc. 12,238 224,935
TrueBlue, Inc.* 22,429 439,160
1,315,351
Real Estate Management & Development 1 .5%
Cushman & Wakefield plc*(a) 200,734 2,501,146
Douglas Elliman, Inc. 27,100 110,297
Forestar Group, Inc.* 7,501 115,590
Zillow Group, Inc., Class A* 6,616 206,485
2,933,518
Road & Rail 2 .8%
ArcBest Corp. 15,617 1,093,815
Covenant Logistics Group, Inc. 16,256 561,970
Landstar System, Inc.(a) 17,846 2,907,113
Lyft, Inc., Class A*(a) 63,676 701,709
Werner Enterprises, Inc. 10,903 438,955
5,703,562
Semiconductors & Semiconductor Equipment 0 .5%
Cirrus Logic, Inc.*(a) 7,034 523,893
Impinj, Inc.*(a) 4,390 479,300
1,003,193
Software 3 .3%
Cerence, Inc.*(a) 36,836 682,571
Consensus Cloud Solutions,
Inc.*(a) 7,940 426,854
Dropbox, Inc., Class A*(a) 35,231 788,470
E2open Parent Holdings,
Inc.*(a) 273,100 1,603,097
EverCommerce, Inc.*(a) 15,207 113,140
Informatica, Inc., Class A*(a) 23,652 385,291
Jamf Holding Corp.*(a) 2,086 44,432
MeridianLink, Inc.*(a) 121,989 1,674,909
Nutanix, Inc., Class A* 30,081 783,610
ON24, Inc.* 6,096 52,609
SecureWorks Corp., Class A* 6,292 40,206
SolarWinds Corp.* 2,550 23,868
Upland Software, Inc.* 14,522 103,542
6,722,599
Specialty Retail 3 .4%
Aaron's Co., Inc. (The) 29,988 358,357
Academy Sports & Outdoors,
Inc. 2,725 143,171
America's Car-Mart, Inc.*(a) 30,500 2,203,930
Common Stocks
Shares Value ($)
Specialty Retail
Citi Trends, Inc.* 1,380 36,542
Container Store Group, Inc.
(The)*(a) 19,935 85,920
Foot Locker, Inc. 20,840 787,544
Genesco, Inc.* 5,939 273,313
Haverty Furniture Cos., Inc. 7,091 212,021
Leslie's, Inc.*(a) 208,000 2,539,680
Sleep Number Corp.* 1,104 28,682
Tilly's, Inc., Class A* 23,750 214,937
6,884,097
Technology Hardware, Storage & Peripherals 0 .8%
Avid Technology, Inc.*(a) 13,540 360,029
Quantum Corp.* 11,600 12,644
Xerox Holdings Corp.(a) 88,086 1,286,055
1,658,728
Textiles, Apparel & Luxury Goods 0 .2%
Movado Group, Inc. 4,514 145,576
Unifi, Inc.* 9,616 82,794
Vera Bradley, Inc.* 19,334 87,583
315,953
Thrifts & Mortgage Finance 0 .6%
Bridgewater Bancshares, Inc.* 1,334 23,665
FS Bancorp, Inc. 1,620 54,173
Home Bancorp, Inc. 843 33,745
Merchants Bancorp(a) 11,409 277,467
Northfield Bancorp, Inc.(a) 6,713 105,595
Ocwen Financial Corp.* 3,310 101,220
PennyMac Financial Services,
Inc.(a) 4,330 245,338
Radian Group, Inc. 2,280 43,480
Southern Missouri Bancorp,
Inc.(a) 700 32,081
TrustCo Bank Corp. 720 27,065
Waterstone Financial, Inc. 9,414 162,297
Western New England
Bancorp, Inc. 1,544 14,606
1,120,732
Tobacco 0 .0%
†
Vector Group Ltd.(a) 4,800 56,928
Trading Companies & Distributors 2 .9%
Alta Equipment Group, Inc. 3,102 40,915
Beacon Roofing Supply,
Inc.*(a) 50,400 2,660,616
Boise Cascade Co. 23,861 1,638,535
NOW, Inc.* 66,015 838,391
Titan Machinery, Inc.* 14,378 571,238
5,749,695
Wireless Telecommunication Services 0 .6%
Spok Holdings, Inc. 12,300 100,737
Telephone & Data Systems,
Inc.(a) 56,627 594,017
United States Cellular Corp.* 23,628 492,644
1,187,398
Total Common Stocks
(cost $197,022,281) 197,539,245

NVIT Multi-Manager Small Cap Value Fund - December 31, 2022 - Statement of Investments - 91
Rights 0 .0%
†
Number of
Rights
Value ($)
Biotechnology 0 .0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 2,406 0
Total Rights
(cost $6,109) 0
Repurchase Agreements 4 .5%
Principal
Amount ($)
Bank of America NA,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,000,478,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $1,020,000.(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $5,422,717,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$5,528,529.(b)(c) 5,420,127 5,420,127
Credit Suisse AG,
4.27%, dated 12/30/2022,
due 1/3/2023, repurchase
price $200,095,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037;
total market value
$204,097.(b)(c) 200,000 200,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,000,478,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 1/12/2023 -
2/15/2051; total market
value $1,020,530.(b)(c) 1,000,000 1,000,000
Pershing LLC,
4.33%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,500,722,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.63%
- 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$1,530,000.(b)(c) 1,500,000 1,500,000
Total Repurchase Agreements
(cost $9,120,127) 9,120,127
Total Investments
(cost $206,148,517) — 102.7% 206,659,372
Liabilities in excess of other assets — (2.7)% (5,433,985)
NET ASSETS — 100.0%
$ 201,225,387
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $54,378,776, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $9,120,127 and by
$47,086,968 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.63%, and maturity dates ranging from 1/15/2023 -
2/15/2052, a total value of $56,207,095.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$9,120,127.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

92 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Small Company Fund
Common Stocks 98.1%
Shares Value ($)
AUSTRALIA 0.0%
†
Capital Markets 0.0%
†
Aet & D Holdings No. 1 *^∞ 106,305 0
BERMUDA 0.1%
Insurance 0.1%
SiriusPoint Ltd. * 33,638 198,464
CANADA 0.4%
Oil, Gas & Consumable Fuels 0.4%
Teekay Tankers Ltd.
, Class A
* 48,390 1,490,896
INDIA 0.4%
IT Services 0.4%
WNS Holdings Ltd., ADR * 15,845 1,267,442
PUERTO RICO 0.9%
Banks 0.9%
First Bancorp 103,920 1,321,862
OFG Bancorp 61,143 1,685,101
3,006,963
SWITZERLAND 0.1%
Textiles, Apparel & Luxury Goods 0.1%
On Holding AG
, Class A
* 16,631 285,388
UNITED KINGDOM 0.0%
†
Independent Power and Renewable Electricity Producers
0.0%
†
Infinity Bio-energy Ltd. *^∞ 94,500 0
UNITED STATES 96.2%
Aerospace & Defense 1.2%
AerSale Corp. *(a) 12,957 210,163
Astra Space, Inc. *(a) 178,984 77,643
Astronics Corp. * 29,967 308,660
Curtiss-Wright Corp. (a) 12,739 2,127,286
Parsons Corp. *(a) 33,744 1,560,660
4,284,412
Air Freight & Logistics 0.0%
†
Radiant Logistics, Inc. * 24,459 124,496
Airlines 0.0%
†
Wheels Up Experience, Inc. *(a) 19,800 20,394
Auto Components 1.9%
Adient plc * 18,248 633,023
American Axle & Manufacturing
Holdings, Inc. * 206,813 1,617,278
Goodyear Tire & Rubber Co. (The)
*(a) 249,758 2,535,044
Modine Manufacturing Co. * 38,835 771,263
Visteon Corp. *(a) 8,756 1,145,547
6,702,155
Banks 12.0%
1st Source Corp. 4,069 216,023
Amalgamated Financial Corp. 13,968 321,823
American National Bankshares,
Inc. 1,427 52,699
Associated Banc-Corp. 147,304 3,401,248
Atlantic Union Bankshares Corp. 9,947 349,538
Banc of California, Inc. 49,818 793,601
Bank of Marin Bancorp 2,803 92,163
BankUnited, Inc. (a) 43,183 1,466,927
Bankwell Financial Group, Inc. 3,638 107,066
BCB Bancorp, Inc. 7,431 133,684
Berkshire Hills Bancorp, Inc. 51,754 1,547,445
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Business First Bancshares, Inc. 1,981 43,859
Byline Bancorp, Inc. 16,072 369,174
Camden National Corp. 3,705 154,461
Capital Bancorp, Inc. 3,180 74,857
Capital City Bank Group, Inc. 6,687 217,328
Capstar Financial Holdings, Inc.
(a) 10,321 182,269
Carter Bankshares, Inc. * 8,467 140,468
Central Pacific Financial Corp. 64,239 1,302,767
Central Valley Community Bancorp 4,076 86,330
Chemung Financial Corp. 1,193 54,723
CNB Financial Corp. 4,737 112,693
Comerica, Inc. 5,189 346,885
Community Trust Bancorp, Inc. 12,640 580,555
Customers Bancorp, Inc. * 31,052 880,014
Eagle Bancorp, Inc. (a) 41,824 1,843,184
FB Financial Corp. 12,149 439,065
Financial Institutions, Inc. 11,604 282,673
First Bancshares, Inc. (The) 600 19,206
First Business Financial Services,
Inc. (a) 2,800 102,340
First Commonwealth Financial
Corp. (a) 13,185 184,194
First Financial Corp. 14,131 651,156
First Internet Bancorp 4,660 113,145
First of Long Island Corp. (The) 7,569 136,242
First Savings Financial Group, Inc. 1,433 28,660
Great Southern Bancorp, Inc. 8,010 476,515
Guaranty Bancshares, Inc. (a) 3,415 118,296
Hanmi Financial Corp. 41,355 1,023,536
HarborOne Bancorp, Inc. (a) 36,551 508,059
HBT Financial, Inc. 7,168 140,278
Heartland Financial USA, Inc. 6,600 307,692
Heritage Commerce Corp. (a) 11,024 143,312
Heritage Financial Corp. 13,587 416,306
HomeStreet, Inc. (a) 27,097 747,335
HomeTrust Bancshares, Inc. 12,387 299,394
Horizon Bancorp, Inc. 19,753 297,875
Independent Bank Corp. 17,100 409,032
Investar Holding Corp. 2,304 49,605
Lakeland Bancorp, Inc. 5,459 96,133
Macatawa Bank Corp. 13,797 152,181
Mercantile Bank Corp. 4,601 154,041
Midland States Bancorp, Inc. 14,801 394,003
MidWestOne Financial Group, Inc.
(a) 2,182 69,279
National Bank Holdings Corp.
,
Class A
(a) 5,034 211,780
NBT Bancorp, Inc. (a) 12,452 540,666
Nicolet Bankshares, Inc. *(a) 7,668 611,830
Northrim Bancorp, Inc. 4,095 223,464
OceanFirst Financial Corp. 8,908 189,295
Old Second Bancorp, Inc. 17,287 277,283
Pathward Financial, Inc. 35,379 1,523,066
Peapack-Gladstone Financial
Corp. 10,049 374,024
Pinnacle Financial Partners, Inc. 12,716 933,354
Preferred Bank 4,084 304,748
Primis Financial Corp. (a) 10,826 128,288

NVIT Multi-Manager Small Company Fund - December 31, 2022 - Statement of Investments - 93
Common Stocks
Shares Value ($)
UNITED STATES
Banks
QCR Holdings, Inc. 14,167 703,250
RBB Bancorp 10,692 222,928
S&T Bancorp, Inc. 3,806 130,089
Sierra Bancorp 3,626 77,016
SmartFinancial, Inc. 4,200 115,500
South Plains Financial, Inc. 4,692 129,171
Southern First Bancshares, Inc. * 1,229 56,227
Stellar Bancorp, Inc. (a) 6,225 183,389
Texas Capital Bancshares, Inc. * 47,363 2,856,462
Third Coast Bancshares, Inc. *(a) 3,342 61,593
TriCo Bancshares 48,584 2,477,297
UMB Financial Corp. 22,538 1,882,374
Washington Federal, Inc. 54,180 1,817,739
Wintrust Financial Corp. 10,797 912,562
Zions Bancorp NA 45,391 2,231,421
41,806,153
Beverages 0.7%
Celsius Holdings, Inc. *(a) 11,127 1,157,653
MGP Ingredients, Inc. 13,141 1,397,940
2,555,593
Biotechnology 7.3%
2seventy bio, Inc. * 25,409 238,082
Agios Pharmaceuticals, Inc. *(a) 61,291 1,721,051
Akebia Therapeutics, Inc. *(a) 252,430 145,652
Aldeyra Therapeutics, Inc. * 20,774 144,587
ARS Pharmaceuticals, Inc. *(a) 46,988 400,808
Atara Biotherapeutics, Inc. *(a) 37,581 123,266
BioCryst Pharmaceuticals, Inc. *(a) 77,090 884,993
Bluebird Bio, Inc. *(a) 55,785 386,032
Bridgebio Pharma, Inc. *(a) 60,344 459,821
C4 Therapeutics, Inc. *(a) 49,047 289,377
Chimerix, Inc. * 105,711 196,622
Cytokinetics, Inc. *(a) 10,870 498,063
Deciphera Pharmaceuticals, Inc. * 64,570 1,058,302
Dyne Therapeutics, Inc. * 33,343 386,445
Emergent BioSolutions, Inc. * 131,399 1,551,822
Enanta Pharmaceuticals, Inc. * 31,217 1,452,215
Exelixis, Inc. * 116,046 1,861,378
FibroGen, Inc. *(a) 36,565 585,771
Generation Bio Co. *(a) 16,188 63,619
Halozyme Therapeutics, Inc. *(a) 46,296 2,634,243
Icosavax, Inc. *(a) 7,500 59,550
Invivyd, Inc. *(a) 13,169 19,754
Ionis Pharmaceuticals, Inc. *(a) 3,780 142,771
Iovance Biotherapeutics, Inc. * 33,698 215,330
iTeos Therapeutics, Inc. * 33,405 652,400
IVERIC bio, Inc. * 24,308 520,434
Jounce Therapeutics, Inc. * 12,413 13,778
Karuna Therapeutics, Inc. * 2,457 482,801
Kezar Life Sciences, Inc. *(a) 23,584 166,031
Kiniksa Pharmaceuticals Ltd.
, Class
A
* 43,579 652,813
Kodiak Sciences, Inc. * 16,197 115,971
MacroGenics, Inc. * 16,438 110,299
Mersana Therapeutics, Inc. * 25,064 146,875
MiMedx Group, Inc. *(a) 25,282 70,284
Nurix Therapeutics, Inc. * 28,239 310,064
Praxis Precision Medicines, Inc.
*(a) 71,513 170,201
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Protagonist Therapeutics, Inc. * 11,550 126,011
PTC Therapeutics, Inc. * 49,092 1,873,842
REGENXBIO, Inc. * 6,347 143,950
Sutro Biopharma, Inc. * 94,377 762,566
Tango Therapeutics, Inc. *(a) 34,173 247,754
Tenaya Therapeutics, Inc. *(a) 7,344 14,761
Travere Therapeutics, Inc. *(a) 74,032 1,556,893
Ultragenyx Pharmaceutical, Inc. * 30,563 1,415,984
Vanda Pharmaceuticals, Inc. *(a) 93,490 690,891
25,764,157
Building Products 0.8%
Advanced Drainage Systems, Inc. 11,132 912,490
Quanex Building Products Corp. 22,656 536,494
Resideo Technologies, Inc. * 75,097 1,235,346
2,684,330
Capital Markets 1.1%
Evercore, Inc.
, Class A
(a) 10,710 1,168,247
Hamilton Lane, Inc.
, Class A
30,606 1,955,111
StoneX Group, Inc. * 9,582 913,165
4,036,523
Chemicals 1.7%
AdvanSix, Inc. 39,779 1,512,398
Ecovyst, Inc. * 109,048 966,165
Koppers Holdings, Inc. 4,186 118,045
Livent Corp. *(a) 52,318 1,039,559
Olin Corp. (a) 22,644 1,198,773
Trinseo plc (a) 39,925 906,697
Valhi, Inc. 3,770 82,940
5,824,577
Commercial Services & Supplies 2.8%
BrightView Holdings, Inc. * 23,012 158,553
Casella Waste Systems, Inc.
, Class
A
* 41,979 3,329,356
Clean Harbors, Inc. * 16,365 1,867,574
CoreCivic, Inc. * 240,972 2,785,636
Driven Brands Holdings, Inc. *(a) 21,440 585,526
Kimball International, Inc.
, Class B
43,118 280,267
Matthews International Corp.
, Class
A
6,406 194,999
Steelcase, Inc.
, Class A
67,991 480,696
9,682,607
Communications Equipment 0.5%
Aviat Networks, Inc. *(a) 9,887 308,376
Comtech Telecommunications
Corp. 15,269 185,366
Inseego Corp. *(a) 11,400 9,605
KVH Industries, Inc. * 6,856 70,068
NETGEAR, Inc. * 38,311 693,811
NetScout Systems, Inc. *(a) 12,221 397,305
Ribbon Communications, Inc. * 77,509 216,250
1,880,781
Construction & Engineering 2.4%
Argan, Inc. 16,900 623,272
Comfort Systems USA, Inc. (a) 10,332 1,189,007
Great Lakes Dredge & Dock Corp.
*(a) 11,455 68,157
Matrix Service Co. * 21,623 134,495
Primoris Services Corp. 47,618 1,044,739
Tutor Perini Corp. * 40,996 309,520

94 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Construction & Engineering
Valmont Industries, Inc. (a) 6,711 2,219,126
WillScot Mobile Mini Holdings
Corp. * 67,027 3,027,610
8,615,926
Consumer Finance 3.0%
Encore Capital Group, Inc. *(a) 11,890 570,007
Enova International, Inc. * 34,980 1,342,183
EZCORP, Inc.
, Class A
*(a) 74,199 604,722
Green Dot Corp.
, Class A
* 50,542 799,574
LendingClub Corp. *(a) 136,735 1,203,268
Navient Corp. 176,233 2,899,033
PROG Holdings, Inc. * 122,406 2,067,437
SLM Corp. 26,369 437,725
World Acceptance Corp. *(a) 9,483 625,309
10,549,258
Containers & Packaging 0.3%
Graphic Packaging Holding Co. 48,434 1,077,657
Diversified Consumer Services 1.2%
2U, Inc. * 129,607 812,636
Adtalem Global Education, Inc.
*(a) 25,028 888,494
American Public Education, Inc. * 27,318 335,738
Duolingo, Inc. *(a) 9,964 708,739
Grand Canyon Education, Inc. * 4,534 479,062
Perdoceo Education Corp. * 69,615 967,649
4,192,318
Diversified Financial Services 0.7%
Alerus Financial Corp. 1,096 25,592
Jackson Financial, Inc.
, Class A
71,655 2,492,877
2,518,469
Diversified Telecommunication Services 0.4%
Bandwidth, Inc.
, Class A
*(a) 54,351 1,247,355
Electric Utilities 0.5%
ALLETE, Inc. 10,814 697,611
Portland General Electric Co. (a) 22,247 1,090,103
1,787,714
Electrical Equipment 1.5%
Encore Wire Corp. 23,424 3,222,204
Powell Industries, Inc. 7,503 263,956
Shoals Technologies Group, Inc.
,
Class A
*(a) 30,628 755,593
Vertiv Holdings Co. (a) 79,910 1,091,571
5,333,324
Electronic Equipment, Instruments & Components 2.3%
Avnet, Inc. 8,816 366,569
Belden, Inc. (a) 23,147 1,664,269
Benchmark Electronics, Inc. 53,798 1,435,869
Daktronics, Inc. * 2,354 6,638
FARO Technologies, Inc. * 17,610 517,910
Itron, Inc. *(a) 35,436 1,794,833
Novanta, Inc. * 13,960 1,896,745
ScanSource, Inc. * 13,225 386,435
Velodyne Lidar, Inc. *(a) 212,665 157,096
8,226,364
Energy Equipment & Services 0.5%
ProPetro Holding Corp. *(a) 142,865 1,481,510
US Silica Holdings, Inc. * 17,920 224,000
1,705,510
Common Stocks
Shares Value ($)
UNITED STATES
Entertainment 0.5%
Playtika Holding Corp. * 70,926 603,580
World Wrestling Entertainment,
Inc.
, Class A
(a) 17,145 1,174,776
1,778,356
Equity Real Estate Investment Trusts (REITs) 4.4%
Apple Hospitality REIT, Inc. 189,002 2,982,451
Armada Hoffler Properties, Inc. 33,837 389,126
Brandywine Realty Trust 55,670 342,371
Chatham Lodging Trust (a) 28,607 351,008
CTO Realty Growth, Inc. 24,957 456,214
Equity Commonwealth 111,463 2,783,230
Hersha Hospitality Trust
, Class A
73,300 624,516
Outfront Media, Inc. (a) 34,198 567,003
Park Hotels & Resorts, Inc. 10,744 126,672
Piedmont Office Realty Trust, Inc.
,
Class A
139,425 1,278,527
RLJ Lodging Trust 167,957 1,778,665
Ryman Hospitality Properties, Inc. 14,573 1,191,780
Sunstone Hotel Investors, Inc. (a) 152,663 1,474,725
Xenia Hotels & Resorts, Inc. (a) 99,611 1,312,873
15,659,161
Food & Staples Retailing 1.0%
Andersons, Inc. (The) (a) 30,596 1,070,554
BJ's Wholesale Club Holdings,
Inc. * 8,247 545,622
Performance Food Group Co. * 33,053 1,929,964
Rite Aid Corp. *(a) 13,380 44,689
3,590,829
Food Products 0.3%
Fresh Del Monte Produce, Inc. 14,687 384,653
Hain Celestial Group, Inc. (The) * 39,040 631,667
Sovos Brands, Inc. * 14,084 202,387
1,218,707
Gas Utilities 0.3%
Northwest Natural Holding Co. 23,505 1,118,603
Health Care Equipment & Supplies 4.1%
AtriCure, Inc. *(a) 25,898 1,149,353
Avanos Medical, Inc. * 1,553 42,024
Axonics, Inc. * 34,188 2,137,776
Globus Medical, Inc.
, Class A
*(a) 24,743 1,837,663
Inari Medical, Inc. *(a) 12,128 770,856
Inspire Medical Systems, Inc. * 10,359 2,609,224
iRhythm Technologies, Inc. *(a) 5,855 548,438
Lantheus Holdings, Inc. *(a) 4,273 217,752
OraSure Technologies, Inc. * 161,338 777,649
Orthofix Medical, Inc. * 45,694 938,098
Shockwave Medical, Inc. * 9,541 1,961,725
Silk Road Medical, Inc. * 11,013 582,037
Tactile Systems Technology, Inc. * 17,591 201,945
Zimvie, Inc. * 52,129 486,885
14,261,425
Health Care Providers & Services 2.0%
Acadia Healthcare Co., Inc. * 19,269 1,586,223
AMN Healthcare Services, Inc. * 10,988 1,129,786
Cross Country Healthcare, Inc. * 12,945 343,949
HealthEquity, Inc. * 17,833 1,099,226
Option Care Health, Inc. * 36,362 1,094,133
Privia Health Group, Inc. *(a) 25,704 583,738

NVIT Multi-Manager Small Company Fund - December 31, 2022 - Statement of Investments - 95
Common Stocks
Shares Value ($)
UNITED STATES
Health Care Providers & Services
Surgery Partners, Inc. *(a) 41,024 1,142,929
6,979,984
Health Care Technology 1.9%
Allscripts Healthcare Solutions,
Inc. *(a) 158,525 2,796,380
Computer Programs & Systems,
Inc. * 20,172 549,082
Doximity, Inc.
, Class A
*(a) 13,352 448,093
Evolent Health, Inc.
, Class A
*(a) 31,099 873,260
Health Catalyst, Inc. *(a) 150,357 1,598,295
HealthStream, Inc. * 1,000 24,840
NextGen Healthcare, Inc. * 24,511 460,317
6,750,267
Hotels, Restaurants & Leisure 1.9%
Bluegreen Vacations Holding
Corp. 7,241 180,735
DraftKings, Inc.
, Class A
*(a) 26,017 296,334
Planet Fitness, Inc.
, Class A
*(a) 16,628 1,310,286
Red Rock Resorts, Inc.
, Class A
42,253 1,690,543
SeaWorld Entertainment, Inc. *(a) 33,316 1,782,740
Wingstop, Inc. (a) 7,552 1,039,306
Xponential Fitness, Inc.
, Class A
*(a) 11,436 262,227
6,562,171
Household Durables 0.5%
GoPro, Inc.
, Class A
* 281,212 1,400,436
Hooker Furnishings Corp. 3,278 61,299
Universal Electronics, Inc. * 9,182 191,077
1,652,812
Insurance 5.5%
American Equity Investment Life
Holding Co. 72,565 3,310,414
Argo Group International Holdings
Ltd. 26,750 691,488
Bright Health Group, Inc. *(a) 97,344 63,264
Brighthouse Financial, Inc. *(a) 16,800 861,336
CNO Financial Group, Inc. 116,381 2,659,305
Donegal Group, Inc.
, Class A
(a) 13,640 193,688
Employers Holdings, Inc. 32,578 1,405,089
Genworth Financial, Inc.
, Class A
* 384,407 2,033,513
Greenlight Capital Re Ltd.
, Class A
* 3,764 30,677
Hanover Insurance Group, Inc.
(The) 5,301 716,324
James River Group Holdings Ltd.
(a) 22,582 472,190
Kinsale Capital Group, Inc. (a) 6,885 1,800,565
Oscar Health, Inc.
, Class A
* 92,444 227,412
ProAssurance Corp. (a) 58,550 1,022,869
Reinsurance Group of America,
Inc. 10,733 1,525,052
Root, Inc.
, Class A
*(a) 9,245 41,510
Selectquote, Inc. *(a) 47,083 31,635
Stewart Information Services Corp. 30,901 1,320,400
United Fire Group, Inc. (a) 11,247 307,718
Universal Insurance Holdings, Inc. 45,685 483,804
19,198,253
Interactive Media & Services 0.1%
DHI Group, Inc. * 9,467 50,080
Common Stocks
Shares Value ($)
UNITED STATES
Interactive Media & Services
TrueCar, Inc. * 119,287 299,411
349,491
Internet & Direct Marketing Retail 0.0%
†
Quotient Technology, Inc. * 19,519 66,950
IT Services 1.1%
ExlService Holdings, Inc. * 12,108 2,051,459
Globant SA * 6,052 1,017,704
Paysafe Ltd. *(a) 47,325 657,344
Unisys Corp. * 6,282 32,101
3,758,608
Leisure Products 0.2%
American Outdoor Brands, Inc. * 1,687 16,904
Smith & Wesson Brands, Inc. 59,506 516,512
533,416
Life Sciences Tools & Services 1.4%
Berkeley Lights, Inc. * 149,701 401,199
Harvard Bioscience, Inc. * 17,726 49,101
Medpace Holdings, Inc. * 10,312 2,190,372
Personalis, Inc. * 33,837 66,997
Repligen Corp. * 12,642 2,140,417
4,848,086
Machinery 2.5%
AGCO Corp. 5,425 752,393
Astec Industries, Inc. 14,262 579,893
Chart Industries, Inc. *(a) 9,856 1,135,707
Evoqua Water Technologies Corp.
* 45,221 1,790,752
Hyster-Yale Materials Handling,
Inc. 12,395 313,717
Manitowoc Co., Inc. (The) * 83,636 766,106
RBC Bearings, Inc. * 3,997 836,772
REV Group, Inc. 43,960 554,775
Trinity Industries, Inc. 32,828 970,724
Wabash National Corp. 55,299 1,249,757
8,950,596
Media 0.0%
†
Cardlytics, Inc. *(a) 19,361 111,907
Metals & Mining 1.6%
Arconic Corp. *(a) 5,641 119,364
Ryerson Holding Corp. (a) 26,139 790,966
Schnitzer Steel Industries, Inc.
,
Class A
44,309 1,358,071
SunCoke Energy, Inc. 122,906 1,060,679
Warrior Met Coal, Inc. 69,284 2,399,997
5,729,077
Oil, Gas & Consumable Fuels 3.6%
CONSOL Energy, Inc. (a) 2,473 160,745
Dorian LPG Ltd. 22,328 423,116
Matador Resources Co. (a) 49,840 2,852,842
New Fortress Energy, Inc. (a) 18,107 768,099
PBF Energy, Inc.
, Class A
(a) 57,399 2,340,731
PDC Energy, Inc. (a) 22,799 1,447,281
Plains GP Holdings LP
, Class A
*(a) 9,616 119,623
REX American Resources Corp. * 22,326 711,306
SM Energy Co. (a) 36,562 1,273,454
W&T Offshore, Inc. *(a) 72,171 402,714
World Fuel Services Corp. 84,327 2,304,657
12,804,568

96 - Statement of Investments - December 31, 2022 - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Paper & Forest Products 0.5%
Clearwater Paper Corp. * 24,956 943,587
Glatfelter Corp. (a) 24,373 67,757
Sylvamo Corp. 13,260 644,303
1,655,647
Personal Products 1.4%
Edgewell Personal Care Co. (a) 54,570 2,103,128
elf Beauty, Inc. * 26,230 1,450,519
Herbalife Nutrition Ltd. *(a) 81,732 1,216,172
Nature's Sunshine Products, Inc. * 9,426 78,424
4,848,243
Pharmaceuticals 0.9%
Atea Pharmaceuticals, Inc. * 25,852 124,348
Athira Pharma, Inc. * 44,275 140,352
Harmony Biosciences Holdings,
Inc. * 15,038 828,594
Intra-Cellular Therapies, Inc. *(a) 16,700 883,763
Nektar Therapeutics * 249,414 563,676
NGM Biopharmaceuticals, Inc. * 72,376 363,328
Reata Pharmaceuticals, Inc.
, Class
A
*(a) 4,188 159,102
Theravance Biopharma, Inc. *(a) 22,108 248,052
3,311,215
Professional Services 1.0%
Barrett Business Services, Inc. 6,809 635,144
Heidrick & Struggles International,
Inc. 14,394 402,600
KBR, Inc. (a) 21,266 1,122,845
Kelly Services, Inc.
, Class A
8,676 146,624
Mistras Group, Inc. * 1,321 6,513
Resources Connection, Inc. 19,811 364,126
TrueBlue, Inc. * 50,107 981,095
3,658,947
Real Estate Management & Development 0.2%
Douglas Elliman, Inc. 52,777 214,802
Forestar Group, Inc. * 10,945 168,662
Zillow Group, Inc.
, Class A
* 13,937 434,975
818,439
Road & Rail 1.8%
ArcBest Corp. 30,833 2,159,544
Covenant Logistics Group, Inc. 32,181 1,112,497
Lyft, Inc.
, Class A
* 125,321 1,381,037
Saia, Inc. *(a) 4,279 897,221
Schneider National, Inc.
, Class B
5,840 136,656
Werner Enterprises, Inc. 12,304 495,359
6,182,314
Semiconductors & Semiconductor Equipment 2.3%
Axcelis Technologies, Inc. * 1,892 150,149
Cirrus Logic, Inc. * 13,861 1,032,367
Impinj, Inc. *(a) 31,533 3,442,773
Lattice Semiconductor Corp. * 37,120 2,408,346
MACOM Technology Solutions
Holdings, Inc. *(a) 18,178 1,144,850
8,178,485
Software 5.0%
Box, Inc.
, Class A
*(a) 30,696 955,566
Cerence, Inc. * 71,530 1,325,451
Confluent, Inc.
, Class A
* 16,904 375,945
Consensus Cloud Solutions, Inc. * 15,964 858,225
CyberArk Software Ltd. * 12,445 1,613,493
Common Stocks
Shares Value ($)
UNITED STATES
Software
Dropbox, Inc.
, Class A
*(a) 68,812 1,540,013
EverCommerce, Inc. *(a) 27,079 201,468
Gitlab, Inc.
, Class A
*(a) 11,083 503,612
HashiCorp, Inc.
, Class A
*(a) 10,896 297,897
Informatica, Inc.
, Class A
*(a) 46,820 762,698
Jamf Holding Corp. *(a) 5,442 115,915
Manhattan Associates, Inc. * 21,450 2,604,029
Nutanix, Inc.
, Class A
* 59,383 1,546,926
ON24, Inc. * 11,500 99,245
Paylocity Holding Corp. * 12,860 2,498,183
Samsara, Inc.
, Class A
*(a) 32,762 407,232
SecureWorks Corp.
, Class A
* 17,484 111,723
SolarWinds Corp. * 6,100 57,096
Sprout Social, Inc.
, Class A
*(a) 25,961 1,465,758
Upland Software, Inc. * 27,583 196,667
17,537,142
Specialty Retail 2.1%
Aaron's Co., Inc. (The) 55,911 668,136
Academy Sports & Outdoors, Inc. 16,688 876,788
Boot Barn Holdings, Inc. *(a) 17,531 1,096,038
Citi Trends, Inc. * 2,747 72,741
Container Store Group, Inc. (The)
*(a) 39,268 169,245
Foot Locker, Inc. 78,736 2,975,433
Genesco, Inc. * 12,337 567,749
Haverty Furniture Cos., Inc. 12,806 382,899
Sleep Number Corp. * 3,591 93,294
Tilly's, Inc.
, Class A
* 55,696 504,049
7,406,372
Technology Hardware, Storage & Peripherals 0.9%
Avid Technology, Inc. *(a) 27,333 726,784
Quantum Corp. * 22,842 24,898
Xerox Holdings Corp. 173,634 2,535,057
3,286,739
Textiles, Apparel & Luxury Goods 1.0%
Deckers Outdoor Corp. * 3,190 1,273,320
Movado Group, Inc. 11,905 383,936
Oxford Industries, Inc. 18,265 1,701,933
Unifi, Inc. * 19,221 165,493
Vera Bradley, Inc. * 30,098 136,344
3,661,026
Thrifts & Mortgage Finance 0.6%
Bridgewater Bancshares, Inc. * 1,464 25,971
FS Bancorp, Inc. 2,350 78,584
Home Bancorp, Inc. 1,500 60,045
Merchants Bancorp (a) 17,284 420,347
Northfield Bancorp, Inc. (a) 4,561 71,745
Ocwen Financial Corp. * 4,879 149,200
PennyMac Financial Services, Inc.
(a) 12,204 691,478
Radian Group, Inc. 17,680 337,158
Southern Missouri Bancorp, Inc.
(a) 121 5,545
TrustCo Bank Corp. (a) 1,535 57,701
Waterstone Financial, Inc. 12,028 207,363
Western New England Bancorp,
Inc. 2,402 22,723
2,127,860

NVIT Multi-Manager Small Company Fund - December 31, 2022 - Statement of Investments - 97
Common Stocks
Shares Value ($)
UNITED STATES
Tobacco 0.0%
†
Vector Group Ltd. (a) 8,700 103,182
Trading Companies & Distributors 2.3%
Alta Equipment Group, Inc. 5,067 66,834
Boise Cascade Co. 45,458 3,121,601
H&E Equipment Services, Inc. 14,153 642,546
Herc Holdings, Inc. (a) 4,952 651,535
NOW, Inc. * 177,033 2,248,319
Titan Machinery, Inc. * 30,600 1,215,738
7,946,573
Wireless Telecommunication Services 0.5%
Spok Holdings, Inc. 24,723 202,481
Telephone & Data Systems, Inc. 51,103 536,070
United States Cellular Corp. *(a) 47,940 999,550
1,738,101
339,003,625
Total Common Stocks
(cost $328,634,869) 345,252,778
Rights 0.0%
†
Number of
Rights
UNITED STATES 0.0%
†
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 4,756 0
Total Rights
(cost $12,075) 0
Repurchase Agreements 1.4%
Principal
Amount ($)
Cantor Fitzgerald & Co., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$3,140,700, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $3,201,984.(b)
(c) 3,139,200 3,139,200
Credit Suisse AG, 4.27%,
dated 12/30/2022, due
1/3/2023, repurchase price
$850,404, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037; total
market value $867,412.(b)(c) 850,000 850,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 4.30%, dated
12/30/2022, due 1/3/2023,
repurchase price $66,559,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
1/12/2023 - 2/15/2051; total
market value $67,892.(b)(c) 66,527 66,527
Pershing LLC, 4.33%, dated
12/30/2022, due 1/3/2023,
repurchase price $1,000,482,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.63% - 8.50%, maturing
7/16/2023 - 11/20/2072; total
market value $1,020,000.(b)
(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $5,055,727) 5,055,727
Total Investments
(cost $333,702,671) — 99.5% 350,308,505
Other assets in excess of liabilities — 0.5% 1,618,849
NET ASSETS — 100.0%
$ 351,927,35 4
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $75,882,147, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $5,055,727 and by
$73,013,405 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $78,069,132.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$5,055,727.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
GP General Partnership
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

98 - Statement of Investments - December 31, 2022 - NVIT Neuberger Berman Multi Cap Opportunities Fund
Common Stocks 98.8%
Shares Value ($)
Aerospace & Defense 3.5%
Raytheon Technologies Corp. 72,000 7,266,240
Banks 3.0%
JPMorgan Chase & Co. 47,000 6,302,700
Capital Markets 7.7%
Brookfield Asset Management
Ltd., Class A* 46,500 1,333,155
Brookfield Corp. 186,000 5,851,560
Charles Schwab Corp. (The) 65,000 5,411,900
Intercontinental Exchange, Inc. 33,000 3,385,470
15,982,085
Chemicals 1.5%
Sherwin-Williams Co. (The) 13,000 3,085,290
Communications Equipment 3.6%
Motorola Solutions, Inc. 29,500 7,602,445
Construction Materials 1.7%
Eagle Materials, Inc. 27,000 3,586,950
Containers & Packaging 5.2%
Ball Corp. 70,000 3,579,800
Graphic Packaging Holding
Co. 330,000 7,342,500
10,922,300
Diversified Financial Services 7.2%
Apollo Global Management,
Inc. 62,000 3,954,980
Berkshire Hathaway, Inc.,
Class B* 36,000 11,120,400
15,075,380
Electrical Equipment 1.7%
Rockwell Automation, Inc. 13,500 3,477,195
Entertainment 2.6%
Electronic Arts, Inc. 24,000 2,932,320
Walt Disney Co. (The)* 29,000 2,519,520
5,451,840
Food & Staples Retailing 4.1%
BJ's Wholesale Club Holdings,
Inc.* 56,000 3,704,960
US Foods Holding Corp.* 145,000 4,932,900
8,637,860
Food Products 3.7%
Lamb Weston Holdings, Inc. 22,000 1,965,920
Mondelez International, Inc.,
Class A 61,000 4,065,650
Simply Good Foods Co. (The)* 45,000 1,711,350
7,742,920
Health Care Equipment & Supplies 1.8%
Becton Dickinson and Co. 15,000 3,814,500
Health Care Providers & Services 4.0%
HCA Healthcare, Inc. 35,000 8,398,600
Hotels, Restaurants & Leisure 7.2%
Aramark 165,000 6,821,100
Booking Holdings, Inc.* 1,200 2,418,336
McDonald's Corp. 21,500 5,665,895
14,905,331
Common Stocks
Shares Value ($)
Household Products 0.3%
WD-40 Co. 4,000 644,840
Independent Power and Renewable Electricity Producers
1.1%
Brookfield Renewable Corp. 83,000 2,285,820
Insurance 3.1%
Chubb Ltd. 29,000 6,397,400
Interactive Media & Services 3.5%
Alphabet, Inc., Class C* 82,000 7,275,860
Internet & Direct Marketing Retail 1.9%
Amazon.com, Inc.* 48,000 4,032,000
Leisure Products 0.5%
Brunswick Corp. 15,000 1,081,200
Machinery 4.9%
Deere & Co. 7,200 3,087,072
Nordson Corp. 18,000 4,278,960
Westinghouse Air Brake
Technologies Corp. 28,000 2,794,680
10,160,712
Multiline Retail 1.4%
Dollar Tree, Inc.* 20,000 2,828,800
Pharmaceuticals 2.5%
Pfizer, Inc. 100,000 5,124,000
Road & Rail 3.4%
CSX Corp. 228,000 7,063,440
Semiconductors & Semiconductor Equipment 1.0%
QUALCOMM, Inc. 19,000 2,088,860
Software 4.0%
Microsoft Corp. 35,000 8,393,700
Specialty Retail 3.7%
Lowe's Cos., Inc. 21,000 4,184,040
TJX Cos., Inc. (The) 43,000 3,422,800
7,606,840
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc. 60,000 7,795,800
Textiles, Apparel & Luxury Goods 2.7%
Columbia Sportswear Co. 22,000 1,926,760
NIKE, Inc., Class B 31,000 3,627,310
5,554,070
Wireless Telecommunication Services 2.6%
T-Mobile US, Inc.* 39,000 5,460,000
Total Investments
(cost $125,293,749) — 98.8% 206,044,978
Other assets in excess of liabilities — 1.2% 2,507,657
NET ASSETS — 100.0%
$ 208,552,635

NVIT Neuberger Berman Multi Cap Opportunities Fund - December 31, 2022 - Statement of Investments - 99
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

100 - Statement of Investments - December 31, 2022 - NVIT Real Estate Fund
Common Stocks 97 .3%
Shares Value ($)
Construction & Engineering 1 .2%
WillScot Mobile Mini Holdings
Corp.* 58,207 2,629,210
Equity Real Estate Investment Trusts (REITs) 94 .6%
Agree Realty Corp. 93,042 6,599,469
Alexandria Real Estate
Equities, Inc. 25,004 3,642,333
American Homes 4 Rent,
Class A 156,596 4,719,803
American Tower Corp. 30,532 6,468,510
AvalonBay Communities, Inc. 55,651 8,988,749
Brixmor Property Group, Inc. 266,248 6,035,842
CareTrust REIT, Inc. 180,923 3,361,549
Corporate Office Properties
Trust 145,569 3,776,060
CubeSmart 104,125 4,191,031
Empire State Realty Trust,
Inc., Class A 542,617 3,657,239
Equinix, Inc. 18,133 11,877,659
Equity Residential 130,685 7,710,415
First Industrial Realty Trust,
Inc. 52,051 2,511,981
Getty Realty Corp. 82,791 2,802,475
Healthpeak Properties, Inc. 170,251 4,268,193
Host Hotels & Resorts, Inc. 270,481 4,341,220
Independence Realty Trust,
Inc. 122,170 2,059,786
Innovative Industrial
Properties, Inc. 22,502 2,280,578
Iron Mountain, Inc. 74,620 3,719,807
Kimco Realty Corp. 315,683 6,686,166
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Life Storage, Inc. 41,237 4,061,844
LTC Properties, Inc. 104,496 3,712,743
Phillips Edison & Co., Inc. 149,403 4,756,992
Plymouth Industrial REIT, Inc. 184,807 3,544,598
Prologis, Inc. 210,554 23,735,752
Public Storage 34,224 9,589,223
Ryman Hospitality Properties,
Inc. 42,903 3,508,607
Simon Property Group, Inc. 37,299 4,381,887
Spirit Realty Capital, Inc. 46,890 1,872,318
Sun Communities, Inc. 68,994 9,866,142
Tanger Factory Outlet Centers,
Inc. 191,219 3,430,469
Veris Residential, Inc.* 188,095 2,996,353
VICI Properties, Inc. 260,934 8,454,262
Welltower, Inc. 161,441 10,582,458
WP Carey, Inc. 89,023 6,957,147
201,149,660
Hotels, Restaurants & Leisure 1 .1%
Hyatt Hotels Corp., Class A* 24,927 2,254,647
Real Estate Management & Development 0 .4%
CBRE Group, Inc., Class A* 9,700 746,512
Total Investments
(cost $189,465,796) — 97.3% 206,780,029
Other assets in excess of liabilities — 2.7% 5,818,544
NET ASSETS — 100.0%
$ 212,598,573
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

102 - Statements of Assets and Liabilities - December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
Assets:
Investment securities, at value
*
$ 393,287,715
Repurchase agreements, at value 3,340,415
Cash 12,247,101
Cash pledged for swap contracts —
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 151,851
Security lending income receivable 13,587
Receivable for investments sold —
Receivable for capital shares issued 788,379
Reclaims receivable —
Swap contracts, at value (Note 2) —
Unrealized appreciation on forward foreign currency contracts (Note 2) —
Due from broker —
Receivable for reimbursement from investment adviser (Note 3) 6,869
Prepaid expenses 454
Total Assets 409,836,371
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 109,263
Payable for variation margin on futures contracts —
Swap contracts, at value (Note 2) —
Unrealized depreciation on forward foreign currency contracts (Note 2) —
Payable upon return of securities loaned (Note 2) 3,340,415
Accrued expenses and other payables:
Investment advisory fees 255,126
Fund administration fees 25,891
Distribution fees 22,999
Administrative servicing fees 27,165
Accounting and transfer agent fees 387
Trustee fees 40
Custodian fees 15,074
Compliance program costs (Note 3) 490
Professional fees 8,723
Printing fees 86,681
Other 7,816
Total Liabilities 3,900,070
Net Assets $ 405,936,301
* Includes value of securities on loan (Note 2) 88,498,550
Cost of investment securities 401,951,768
Cost of repurchase agreements 3,340,415
Cost of foreign currencies —
Represented by:
Capital $ 455,489,514
Total distributable earnings (loss) (49,553,213)
Net Assets $ 405,936,301

Equity Funds (II) - December 31, 2022 - Statements of Assets and Liabilities - 103
NVIT AQR Large
Cap Defensive Style
Fund
NVIT BlackRock
Equity Dividend
Fund
NVIT Jacobs Levy
Large Cap Growth
Fund
NVIT Multi-Manager
Mid Cap Value Fund
NVIT Multi-Manager
Small Cap Growth
Fund
$ 644,960,939 $ 481,790,773 $ 221,390,089 $ 340,163,910 $ 112,074,691
1,472,853 — 486,388 6,753,748 1,863,053
16,414,024 25,746,884 5,912,395 9,592,128 2,392,016
— — 790,000 — —
763,349 — — — —
— 137 — 80,663 —
867,922 647,869 77,785 574,919 34,325
4,782 2,754 3,741 5,267 4,554
— — 461,179 1,211,725 —
57 7,442 345,779 12,771 100,452
— 292,462 — 10,162 —
— — 2,241,460 — —
— — — 6,309 —
— — 47,810 — —
— 15,238 11,073 4,431 —
649 650 158 308 109
664,484,575 508,504,209 231,767,857 358,416,341 116,469,200
— — 553,681 762,522 —
424,254 397,360 232,161 295,662 2,883
38,700 — — — —
— — 1,956,362 — —
— — — 44,652 —
1,472,853 — 486,388 6,753,748 1,863,053
333,971 275,203 128,281 216,305 85,938
32,840 27,730 19,918 25,739 17,462
22,809 93,099 32,004 69,969 10,790
98,858 67,134 29,942 10,554 17,523
494 2,096 205 2,059 166
40 99 29 18 22
10,484 5,338 9 4,390 2,345
753 567 267 399 137
9,448 9,780 9,034 8,489 7,906
69,603 38,303 36,731 39,385 43,802
7,958 2,540 33,158 9,924 3,040
2,523,065 919,249 3,518,170 8,243,815 2,055,067
$ 661,961,510 $ 507,584,960 $ 228,249,687 $ 350,172,526 $ 114,414,133
34,908,630 12,401,073 25,471,659 38,789,664 33,526,361
483,710,400 442,923,664 192,434,254 323,229,854 95,984,030
1,472,853 — 486,388 6,753,748 1,863,053
— 145 — 79,732 —
$ 436,019,082 $ 431,719,522 $ 169,801,743 $ 292,028,433 $ 111,358,413
225,942,428 75,865,438 58,447,944 58,144,093 3,055,720
$ 661,961,510 $ 507,584,960 $ 228,249,687 $ 350,172,526 $ 114,414,133

104 - Statements of Assets and Liabilities - December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
Net Assets:
Class I Shares $ 299,551,906
Class II Shares 106,384,395
Class IV Shares —
Total $ 405,936,301
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 57,597,677
Class II Shares 23,619,431
Class IV Shares —
Total 81,217,108
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 5 .20
Class II Shares $ 4 .50
Class IV Shares $ —

Equity Funds (II) - December 31, 2022 - Statements of Assets and Liabilities - 105
NVIT AQR Large
Cap Defensive Style
Fund
NVIT BlackRock
Equity Dividend
Fund
NVIT Jacobs Levy
Large Cap Growth
Fund
NVIT Multi-Manager
Mid Cap Value Fund
NVIT Multi-Manager
Small Cap Growth
Fund
$ 416,998,017 $ 54,698,889 $ 79,243,657 $ 24,557,884 $ 64,673,279
105,627,182 435,196,462 149,006,030 325,614,642 49,740,854
139,336,311 17,689,609 — — —
$ 661,961,510 $ 507,584,960 $ 228,249,687 $ 350,172,526 $ 114,414,133
18,953,248 2,831,890 11,362,745 2,914,084 5,535,277
4,830,066 22,791,161 22,328,169 38,320,935 5,080,613
6,339,270 915,330 — — —
30,122,584 26,538,381 33,690,914 41,235,019 10,615,890
$ 22 .00 $ 19 .32 $ 6 .97 $ 8 .43 $ 11 .68
$ 21 .87 $ 19 .09 $ 6 .67 $ 8 .50 $ 9 .79
$ 21 .98 $ 19 .33 $ — $ — $ —

106 - Statements of Assets and Liabilities - December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager
Small Cap Value
Fund
Assets:
Investment securities, at value
*
$ 197,539,245
Repurchase agreements, at value 9,120,127
Cash 3,752,130
Interest and dividends receivable 183,679
Security lending income receivable 7,490
Receivable for investments sold 197,782
Receivable for capital shares issued 11,310
Reclaims receivable —
Receivable for reimbursement from investment adviser (Note 3) 3,219
Prepaid expenses 218
Total Assets 210,815,200
Liabilities:
Payable for investments purchased 55,092
Payable for capital shares redeemed 141,359
Payable upon return of securities loaned (Note 2) 9,120,127
Accrued expenses and other payables:
Investment advisory fees 151,516
Fund administration fees 20,183
Distribution fees 10,737
Administrative servicing fees 33,245
Accounting and transfer agent fees 233
Trustee fees 21
Custodian fees 2,712
Compliance program costs (Note 3) 238
Professional fees 8,247
Printing fees 41,058
Other 5,045
Total Liabilities 9,589,813
Net Assets $ 201,225,387
* Includes value of securities on loan (Note 2) 54,378,776
Cost of investment securities 197,028,390
Cost of repurchase agreements 9,120,127
Represented by:
Capital $ 191,350,094
Total distributable earnings (loss) 9,875,293
Net Assets $ 201,225,387

Equity Funds (II) - December 31, 2022 - Statements of Assets and Liabilities - 107
NVIT Multi-Manager
Small Company
Fund
NVIT Neuberger
Berman Multi Cap
Opportunities Fund
NVIT Real Estate
Fund
$ 345,252,778 $ 206,044,978 $ 206,780,029
5,055,727 — —
6,277,611 4,898,171 4,353,992
356,037 143,591 1,020,035
10,574 — —
1,088,980 1,490,367 —
29,752 1,192 727,893
— 5,260 —
— — —
486 253 279
358,071,945 212,583,812 212,882,228
507,519 3,687,340 —
111,091 142,081 68,585
5,055,727 — —
250,885 108,347 111,744
25,028 19,241 20,243
14,571 9,902 16,504
51,681 21,415 28,858
350 184 213
66 18 92
4,749 4,053 1,713
421 239 242
8,691 8,044 8,217
110,925 28,035 24,515
2,887 2,278 2,729
6,144,591 4,031,177 283,655
$ 351,927,354 $ 208,552,635 $ 212,598,573
75,882,147 — —
328,646,944 125,293,749 189,465,796
5,055,727 — —
$ 334,186,156 $ 111,993,296 $ 192,182,646
17,741,198 96,559,339 20,415,927
$ 351,927,354 $ 208,552,635 $ 212,598,573

108 - Statements of Assets and Liabilities - December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager
Small Cap Value
Fund
Net Assets:
Class I Shares $ 131,645,428
Class II Shares 49,703,192
Class IV Shares 19,876,767
Total $ 201,225,387
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 15,547,775
Class II Shares 6,241,962
Class IV Shares 2,348,186
Total 24,137,923
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 8 .47
Class II Shares $ 7 .96
Class IV Shares $ 8 .46

Equity Funds (II) - December 31, 2022 - Statements of Assets and Liabilities - 109
NVIT Multi-Manager
Small Company
Fund
NVIT Neuberger
Berman Multi Cap
Opportunities Fund
NVIT Real Estate
Fund
$ 261,534,866 $ 162,956,330 $ 136,237,384
68,627,186 45,596,305 76,361,189
21,765,302 — —
$ 351,927,354 $ 208,552,635 $ 212,598,573
16,186,442 14,745,894 19,930,934
4,808,731 4,210,928 11,328,718
1,349,461 — —
22,344,634 18,956,822 31,259,652
$ 16 .16 $ 11 .05 $ 6 .84
$ 14 .27 $ 10 .83 $ 6 .74
$ 16 .13 $ — $ —

110 - Statements of Operations - For the Year Ended December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
INVESTMENT INCOME:
Dividend income $ 691,309
Interest income 257,261
Income from securities lending (Note 2) 152,199
European Union tax reclaims (Note 2) —
Foreign tax withholding (1,968)
Total Income 1,098,801
EXPENSES:
Investment advisory fees 3,535,867
Fund administration fees 173,215
Distribution fees Class II Shares 303,721
Administrative servicing fees Class I Shares 245,488
Administrative servicing fees Class II Shares 85,041
Administrative servicing fees Class IV Shares —
Professional fees 37,698
Printing fees 71,715
Trustee fees 16,770
Custodian fees 32,706
Accounting and transfer agent fees 1,957
Compliance program costs (Note 3) 1,874
Other 12,094
Total expenses before fees waived and expenses reimbursed 4,518,146
Investment advisory fees waived (Note 3) (136,931)
Expenses reimbursed by adviser (Note 3) (207,781)
Net Expenses 4,173,434
NET INVESTMENT INCOME/(LOSS) (3,074,633)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) (38,383,964)
Expiration or closing of futures contracts (Note 2) —
Settlement of forward foreign currency contracts (Note 2) —
Foreign currency transactions (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) (38,383,964)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (217,059,700)
Futures contracts (Note 2) —
Forward foreign currency contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation (217,059,700)
Net realized/unrealized gains (losses) (255,443,664)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (258,518,297)

Equity Funds (II) - For the Year Ended December 31, 2022 - Statements of Operations - 111
NVIT AQR Large
Cap Defensive Style
Fund
NVIT BlackRock
Equity Dividend
Fund
NVIT Jacobs Levy
Large Cap Growth
Fund
NVIT Multi-Manager
Mid Cap Value Fund
NVIT Multi-Manager
Small Cap Growth
Fund
$ 13,227,142 $ 12,415,183 $ 1,917,531 $ 8,201,421 $ 647,778
203,131 417,977 86,754 183,159 50,801
67,286 50,230 28,390 52,005 58,562
— — — 1,858 —
— (247,003) — (39,432) —
13,497,559 12,636,387 2,032,675 8,399,011 757,141
4,040,052 3,233,630 1,584,667 2,687,374 1,055,307
230,030 183,151 121,997 153,915 90,191
276,664 1,089,323 397,246 837,785 134,778
657,008 84,969 127,535 39,215 107,565
166,000 653,597 238,348 33,515 80,867
214,475 28,167 — — —
45,552 43,601 33,501 35,123 26,443
23,665 14,919 14,513 25,895 12,217
24,762 18,527 8,699 12,989 4,579
25,152 23,827 15,616 16,649 8,051
2,629 8,920 1,087 8,654 849
2,900 2,130 1,043 1,488 513
14,793 10,600 9,517 7,681 3,157
5,723,682 5,395,361 2,553,769 3,860,283 1,524,517
— — — (108,313) —
— (216,758) (181,485) (120,026) (21,919)
5,723,682 5,178,603 2,372,284 3,631,944 1,502,598
7,773,877 7,457,784 (339,609) 4,767,067 (745,457)
66,060,423 41,857,545 12,475,961 50,288,521 (11,923,334)
(2,295,548) — — — —
— — — 471,858 —
— (41,639) — (1,920) —
— — 16,679,612 — —
63,764,875 41,815,906 29,155,573 50,758,459 (11,923,334)
(138,623,393) (70,674,578) (65,790,561) (65,771,038) (37,425,809)
18,118 — — — —
— — — 92,804 —
— (10,605) — (5,335) —
— — 1,334,613 — —
(138,605,275) (70,685,183) (64,455,948) (65,683,569) (37,425,809)
(74,840,400) (28,869,277) (35,300,375) (14,925,110) (49,349,143)
$ (67,066,523) $ (21,411,493) $ (35,639,984) $ (10,158,043) $ (50,094,600)

112 - Statements of Operations - For the Year Ended December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager
Small Cap Value
Fund
INVESTMENT INCOME:
Dividend income $ 2,945,602
Interest income 72,728
Income from securities lending (Note 2) 65,573
European Union tax reclaims (Note 2) —
Foreign tax withholding (4,807)
Total Income 3,079,096
EXPENSES:
Investment advisory fees 1,892,738
Fund administration fees 113,835
Distribution fees Class II Shares 130,505
Administrative servicing fees Class I Shares 215,472
Administrative servicing fees Class II Shares 78,303
Administrative servicing fees Class IV Shares 32,626
Professional fees 28,926
Printing fees 15,450
Trustee fees 7,920
Custodian fees 11,385
Accounting and transfer agent fees 1,226
Compliance program costs (Note 3) 897
Other 4,836
Total expenses before fees waived and expenses reimbursed 2,534,119
Investment advisory fees waived (Note 3) —
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (98,030)
Net Expenses 2,436,089
NET INVESTMENT INCOME 643,007
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 10,073,323
Foreign currency transactions (Note 2) —
Net realized gains (losses) 10,073,323
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (41,790,125)
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation (41,790,125)
Net realized/unrealized gains (losses) (31,716,802)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (31,073,795)

Equity Funds (II) - For the Year Ended December 31, 2022 - Statements of Operations - 113
NVIT Multi-Manager
Small Company
Fund
NVIT Neuberger
Berman Multi Cap
Opportunities Fund
NVIT Real Estate
Fund
$ 5,628,459 $ 2,813,007 $ 6,721,980
100,167 23,522 45,164
124,934 — —
56,342 — —
(56,342) (38,761) (10,310)
5,853,560 2,797,768 6,756,834
3,272,042 1,350,767 1,783,461
156,253 110,629 119,004
174,506 120,950 234,187
435,208 265,123 241,658
104,705 — 140,512
35,464 — —
38,471 29,584 31,361
27,518 11,579 21,766
14,011 8,059 9,011
20,608 12,258 12,693
1,591 990 1,119
1,574 926 1,035
8,127 5,079 5,826
4,290,078 1,915,944 2,601,633
(88,219) — (33,126)
— — (197,868)
— — —
4,201,859 1,915,944 2,370,639
1,651,701 881,824 4,386,195
1,491,068 15,844,372 3,869,708
— — 2,951
1,491,068 15,844,372 3,872,659
(88,149,037) (62,710,827) (98,541,669)
— — (203)
(88,149,037) (62,710,827) (98,541,872)
(86,657,969) (46,866,455) (94,669,213)
$ (85,006,268) $ (45,984,631) $ (90,283,018)

The accompanying notes are an integral part of these financial statements.
114 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (II)
NVIT Allspring Discovery Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ (3,074,633) $ (5,783,561)
Net realized gains (losses) (38,383,964) 133,523,520
Net change in unrealized appreciation/depreciation (217,059,700) (163,206,846)
Change in net assets resulting from operations (258,518,297) (35,466,887)
Distributions to Shareholders From:
Distributable earnings:
Class I (93,427,135) (75,129,391)
Class II (37,834,260) (25,436,924)
Class IV — —
Change in net assets from shareholder distributions (131,261,395) (100,566,315)
Change in net assets from capital transactions 102,931,811 42,380,362
Change in net assets (286,847,881) (93,652,840)
Net Assets:
Beginning of year 692,784,182 786,437,022
End of year $ 405,936,301 $ 692,784,182
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 7,747,494 $ 18,970,125
Dividends reinvested 93,427,135 75,129,391
Cost of shares redeemed (39,214,653) (68,669,222)
Total Class I Shares 61,959,976 25,430,294
Class II Shares
Proceeds from shares issued 32,409,729 39,000,465
Dividends reinvested 37,834,260 25,436,924
Cost of shares redeemed (29,272,154) (47,487,321)
Total Class II Shares 40,971,835 16,950,068
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Change in net assets from capital transactions $ 102,931,811 $ 42,380,362

Equity Funds (II) - December 31, 2022 - Statements of Changes in Net Assets - 115
NVIT AQR Large Cap Defensive Style Fund NVIT BlackRock Equity Dividend Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 7,773,877 $ 5,670,102 $ 7,457,784 $ 6,306,946
63,764,875 71,635,691 41,815,906 50,700,902
(138,605,275) 71,291,751 (70,685,183) 30,261,498
(67,066,523) 148,597,544 (21,411,493) 87,269,346
(50,078,963) (25,664,076) (6,474,172) (1,347,046)
(12,500,064) (6,473,780) (49,987,679) (9,319,676)
(16,513,314) (8,086,290) (2,148,858) (451,489)
(79,092,341) (40,224,146) (58,610,709) (11,118,211)
16,407,243 (32,581,700) 47,150,229 19,949,966
(129,751,621) 75,791,698 (32,871,973) 96,101,101
791,713,131 715,921,433 540,456,933 444,355,832
$ 661,961,510 $ 791,713,131 $ 507,584,960 $ 540,456,933
$ 5,805,123 $ 5,840,379 $ 7,486,661 $ 6,466,813
50,078,963 25,664,076 6,474,172 1,347,046
(48,699,908) (61,306,999) (9,610,799) (9,857,519)
7,184,178 (29,802,544) 4,350,034 (2,043,660)
7,228,701 12,049,021 42,679,191 76,166,177
12,500,064 6,473,780 49,987,679 9,319,676
(19,112,816) (18,469,297) (50,490,337) (61,997,073)
615,949 53,504 42,176,533 23,488,780
963,282 826,588 764,131 414,736
16,513,314 8,086,290 2,148,858 451,489
(8,869,480) (11,745,538) (2,289,327) (2,361,379)
8,607,116 (2,832,660) 623,662 (1,495,154)
$ 16,407,243 $ (32,581,700) $ 47,150,229 $ 19,949,966

The accompanying notes are an integral part of these financial statements.
116 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (II)
NVIT Allspring Discovery Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 1,104,528 1,405,217
Reinvested 16,448,439 5,752,633
Redeemed (5,296,111) (5,173,460)
Total Class I Shares 12,256,856 1,984,390
Class II Shares
Issued 4,619,150 3,141,873
Reinvested 7,689,890 2,148,389
Redeemed (4,791,304) (3,798,253)
Total Class II Shares 7,517,736 1,492,009
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Total change in shares 19,774,592 3,476,399

Equity Funds (II) - December 31, 2022 - Statements of Changes in Net Assets - 117
NVIT AQR Large Cap Defensive Style Fund NVIT BlackRock Equity Dividend Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
249,954 231,476 344,140 293,829
2,297,396 972,005 337,169 60,587
(2,052,377) (2,412,255) (447,008) (451,617)
494,973 (1,208,774) 234,301 (97,201)
302,429 471,018 2,014,476 3,470,928
578,277 246,907 2,638,358 423,412
(792,044) (729,221) (2,299,334) (2,908,432)
88,662 (11,296) 2,353,500 985,908
39,568 32,263 34,796 18,669
758,218 306,488 111,854 20,294
(372,073) (461,454) (109,215) (109,060)
425,713 (122,703) 37,435 (70,097)
1,009,348 (1,342,773) 2,625,236 818,610

The accompanying notes are an integral part of these financial statements.
118 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (II)
NVIT Jacobs Levy Large Cap Growth Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ (339,609) $ (651,086)
Net realized gains (losses) 29,155,573 59,689,282
Net change in unrealized appreciation/depreciation (64,455,948) 21,431,916
Change in net assets resulting from operations (35,639,984) 80,470,112
Distributions to Shareholders From:
Distributable earnings:
Class I (20,307,536) (14,339,155)
Class II (38,073,479) (26,997,081)
Change in net assets from shareholder distributions (58,381,015) (41,336,236)
Change in net assets from capital transactions 40,419,417 29,386,597
Change in net assets (53,601,582) 68,520,473
Net Assets:
Beginning of year 281,851,269 213,330,796
End of year $ 228,249,687 $ 281,851,269
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 12,166,422 $ 6,647,156
Dividends reinvested 20,307,536 14,339,155
Cost of shares redeemed (15,366,352) (14,377,104)
Total Class I Shares 17,107,606 6,609,207
Class II Shares
Proceeds from shares issued 74,571,206 22,561,321
Dividends reinvested 38,073,479 26,997,081
Cost of shares redeemed (89,332,874) (26,781,012)
Total Class II Shares 23,311,811 22,777,390
Change in net assets from capital transactions $ 40,419,417 $ 29,386,597
SHARE TRANSACTIONS:
Class I Shares
Issued 1,313,924 664,969
Reinvested 2,774,164 1,515,767
Redeemed (1,696,399) (1,449,509)
Total Class I Shares 2,391,689 731,227
Class II Shares
Issued 8,213,960 2,375,577
Reinvested 5,446,806 2,953,729
Redeemed (9,908,080) (2,795,178)
Total Class II Shares 3,752,686 2,534,128
Total change in shares 6,144,375 3,265,355

Equity Funds (II) - December 31, 2022 - Statements of Changes in Net Assets - 119
NVIT Multi-Manager Mid Cap Value Fund NVIT Multi-Manager Small Cap Growth Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 4,767,067 $ 2,735,518 $ (745,457) $ (1,213,439)
50,758,459 56,366,474 (11,923,334) 20,920,169
(65,683,569) 19,154,686 (37,425,809) (4,470,165)
(10,158,043) 78,256,678 (50,094,600) 15,236,565
(2,167,849) (185,750) (10,821,466) (8,281,751)
(29,201,294) (2,578,649) (10,103,504) (6,531,334)
(31,369,143) (2,764,399) (20,924,970) (14,813,085)
8,614,270 (32,124,168) 22,120,620 10,701,267
(32,912,916) 43,368,111 (48,898,950) 11,124,747
383,085,442 339,717,331 163,313,083 152,188,336
$ 350,172,526 $ 383,085,442 $ 114,414,133 $ 163,313,083
$ 7,974,468 $ 6,246,109 $ 10,726,747 $ 17,709,081
2,167,849 185,750 10,821,466 8,281,751
(5,643,478) (4,224,413) (13,569,550) (27,082,010)
4,498,839 2,207,446 7,978,663 (1,091,178)
19,845,287 11,261,578 20,718,431 20,468,567
29,201,294 2,578,649 10,103,504 6,531,334
(44,931,150) (48,171,841) (16,679,978) (15,207,456)
4,115,431 (34,331,614) 14,141,957 11,792,445
$ 8,614,270 $ (32,124,168) $ 22,120,620 $ 10,701,267
876,058 702,763 721,388 854,636
257,641 20,188 874,815 414,295
(624,700) (489,360) (916,642) (1,327,051)
508,999 233,591 679,561 (58,120)
2,243,313 1,243,872 1,611,651 1,132,395
3,446,325 278,201 974,301 377,316
(4,913,901) (5,446,701) (1,394,746) (844,519)
775,737 (3,924,628) 1,191,206 665,192
1,284,736 (3,691,037) 1,870,767 607,072

The accompanying notes are an integral part of these financial statements.
120 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (II)
NVIT Multi-Manager Small Cap Value Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ 643,007 $ (279,981)
Net realized gains 10,073,323 42,497,261
Net change in unrealized appreciation/depreciation (41,790,125) 19,586,926
Change in net assets resulting from operations (31,073,795) 61,804,206
Distributions to Shareholders From:
Distributable earnings:
Class I (21,659,659) —
Class II (8,451,760) —
Class IV (3,307,206) —
Change in net assets from shareholder distributions (33,418,625) —
Change in net assets from capital transactions 15,325,024 (8,634,184)
Change in net assets (49,167,396) 53,170,022
Net Assets:
Beginning of year 250,392,783 197,222,761
End of year $ 201,225,387 $ 250,392,783
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 6,294,396 $ 13,226,098
Dividends reinvested 21,659,659 —
Cost of shares redeemed (19,322,044) (24,588,009)
Total Class I Shares 8,632,011 (11,361,911)
Class II Shares
Proceeds from shares issued 8,353,566 17,803,181
Dividends reinvested 8,451,760 —
Cost of shares redeemed (11,697,913) (13,147,452)
Total Class II Shares 5,107,413 4,655,729
Class IV Shares
Proceeds from shares issued 349,933 543,099
Dividends reinvested 3,307,206 —
Cost of shares redeemed (2,071,539) (2,471,101)
Total Class IV Shares 1,585,600 (1,928,002)
Change in net assets from capital transactions $ 15,325,024 $ (8,634,184)

Equity Funds (II) - December 31, 2022 - Statements of Changes in Net Assets - 121
NVIT Multi-Manager Small Company Fund
NVIT Neuberger Berman Multi Cap
Opportunities Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 1,651,701 $ (459,483) $ 881,824 $ 708,631
1,491,068 85,903,126 15,844,372 25,138,334
(88,149,037) 18,604,483 (62,710,827) 34,022,380
(85,006,268) 104,048,126 (45,984,631) 59,869,345
(64,116,253) (3,336,399) (20,140,653) (4,717,096)
(17,737,470) (759,642) (5,756,227) (1,169,253)
(5,335,783) (279,947) — —
(87,189,506) (4,375,988) (25,896,880) (5,886,349)
66,903,485 19,043,573 6,829,393 (17,100,035)
(105,292,289) 118,715,711 (65,052,118) 36,882,961
457,219,643 338,503,932 273,604,753 236,721,792
$ 351,927,354 $ 457,219,643 $ 208,552,635 $ 273,604,753
$ 17,705,879 $ 53,915,550 $ 1,918,661 $ 2,457,673
64,116,253 3,336,399 20,140,653 4,717,096
(42,262,327) (48,043,127) (19,063,272) (21,508,499)
39,559,805 9,208,822 2,996,042 (14,333,730)
20,590,430 26,535,868 6,182,977 5,478,429
17,737,470 759,642 5,756,227 1,169,253
(15,185,787) (14,883,603) (8,105,853) (9,413,987)
23,142,113 12,411,907 3,833,351 (2,766,305)
2,109,236 1,615,298 — —
5,335,783 279,947 — —
(3,243,452) (4,472,401) — —
4,201,567 (2,577,156) — —
$ 66,903,485 $ 19,043,573 $ 6,829,393 $ (17,100,035)

The accompanying notes are an integral part of these financial statements.
122 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (II)
NVIT Multi-Manager Small Cap Value Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 648,742 1,232,953
Reinvested 2,523,799 —
Redeemed (1,894,234) (2,313,816)
Total Class I Shares 1,278,307 (1,080,863)
Class II Shares
Issued 876,515 1,743,149
Reinvested 1,048,497 —
Redeemed (1,182,971) (1,302,526)
Total Class II Shares 742,041 440,623
Class IV Shares
Issued 38,988 51,425
Reinvested 385,358 —
Redeemed (212,148) (228,997)
Total Class IV Shares 212,198 (177,572)
Total change in shares 2,232,546 (817,812)

Equity Funds (II) - December 31, 2022 - Statements of Changes in Net Assets - 123
NVIT Multi-Manager Small Company Fund
NVIT Neuberger Berman Multi Cap
Opportunities Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
817,994 2,223,310 147,353 177,343
3,839,572 136,124 1,830,565 324,461
(2,021,796) (2,002,530) (1,515,893) (1,560,150)
2,635,770 356,904 462,025 (1,058,346)
1,114,812 1,197,501 485,590 402,327
1,203,396 34,004 534,003 81,950
(826,683) (690,831) (656,304) (707,586)
1,491,525 540,674 363,289 (223,309)
103,926 66,845 — —
320,106 11,436 — —
(166,394) (186,668) — —
257,638 (108,387) — —
4,384,933 789,191 825,314 (1,281,655)

The accompanying notes are an integral part of these financial statements.
124 - Statements of Changes in Net Assets - December 31, 2022 - Equity Funds (II)
NVIT Real Estate Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 4,386,195 $ 1,992,008
Net realized gains 3,872,659 34,352,939
Net change in unrealized appreciation/depreciation (98,541,872) 68,307,772
Change in net assets resulting from operations (90,283,018) 104,652,719
Distributions to Shareholders From:
Distributable earnings:
Class I (14,133,959) (1,882,076)
Class II (7,816,963) (874,159)
Change in net assets from shareholder distributions (21,950,922) (2,756,235)
Change in net assets from capital transactions 3,277,450 (13,839,367)
Change in net assets (108,956,490) 88,057,117
Net Assets:
Beginning of year 321,555,063 233,497,946
End of year $ 212,598,573 $ 321,555,063
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 11,162,115 $ 9,829,943
Dividends reinvested 14,133,959 1,882,076
Cost of shares redeemed (21,510,762) (24,300,131)
Total Class I Shares 3,785,312 (12,588,112)
Class II Shares
Proceeds from shares issued 16,797,020 12,502,630
Dividends reinvested 7,816,963 874,159
Cost of shares redeemed (25,121,845) (14,628,044)
Total Class II Shares (507,862) (1,251,255)
Change in net assets from capital transactions $ 3,277,450 $ (13,839,367)
SHARE TRANSACTIONS:
Class I Shares
Issued 1,326,505 1,098,448
Reinvested 1,863,960 188,583
Redeemed (2,484,382) (2,772,309)
Total Class I Shares 706,083 (1,485,278)
Class II Shares
Issued 1,859,467 1,375,615
Reinvested 1,046,038 88,934
Redeemed (2,982,040) (1,655,004)
Total Class II Shares (76,535) (190,455)
Total change in shares 629,548 (1,675,733)

Equity Funds (II) - December 31, 2022 - Financial Highlights - 125
The accompanying notes are an integral part of these financial statements.
NVIT Allspring Discovery Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 11.56 $ (0.04) $ (4.12) $ (4.16) $ — $ (2.20) $ (2.20) $ 5.20 (37.61)% $ 299,552 0.82% (0.59)% 0.89% 52.92%
12/31/2021 13.85 (0.09) (0.35) (0.44) (0.02) (1.83) (1.85) 11.56 (4.70)% 524,188 0.82% (0.71)% 0.88% 56.85%
12/31/2020 9.91 (0.06) 5.62 5.56 — (1.62) (1.62) 13.85 60.90% 600,572 0.82% (0.57)% 0.89% 86.95%
12/31/2019 9.55 (0.04) 3.49 3.45 — (3.09) (3.09) 9.91 37.25% 415,069 0.85% (0.37)% 0.88% 60.07%
12/31/2018 12.30 (0.03) (0.36) (0.39) — (2.36) (2.36) 9.55 (6.85)% 336,981 0.85% (0.28)% 0.88% 51.56%
Class II Shares
12/31/2022 10.47 (0.05) (3.72) (3.77) — (2.20) (2.20) 4.50 (37.82)% 106,384 1.07% (0.84)% 1.15% 52.92%
12/31/2021 12.72 (0.12) (0.30) (0.42) — (1.83) (1.83) 10.47 (4.93)% 168,596 1.07% (0.96)% 1.13% 56.85%
12/31/2020 9.23 (0.08) 5.19 5.11 — (1.62) (1.62) 12.72 60.50% 185,865 1.07% (0.82)% 1.14% 86.95%
12/31/2019 9.08 (0.06) 3.30 3.24 — (3.09) (3.09) 9.23 36.84% 146,505 1.10% (0.62)% 1.13% 60.07%
12/31/2018 11.82 (0.06) (0.32) (0.38) — (2.36) (2.36) 9.08 (7.05)% 107,546 1.10% (0.53)% 1.13% 51.56%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

126 - Financial Highlights - December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT AQR Large Cap Defensive Style Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2022 $ 27.22 $ 0.28 $ (2.63) $ (2.35) $ (0.27) $ (2.60) $ (2.87) $ 22.00 (8.44)% $ 416,998 0.79% 1.16% 0.79% 25.96%
12/31/2021 23.53 0.20 4.90 5.10 (0.20) (1.21) (1.41) 27.22 21.88% 502,466 0.80% 0.79% 0.80% 17.86%
12/31/2020 23.17 0.24 2.06 2.30 (0.25) (1.69) (1.94) 23.53 10.35% 462,718 0.80% 1.06% 0.80% 27.72%
12/31/2019 18.90 0.24 5.25 5.49 (0.26) (0.96) (1.22) 23.17 29.31% 492,852 0.79% 1.12% 0.79% 16.10%
12/31/2018 19.11 0.22 (0.21) 0.01 (0.22) — (0.22) 18.90 —% 491,746 0.80% 1.11% 0.80% 16.67%
Class II Shares
12/31/2022 27.08 0.22 (2.62) (2.40) (0.21) (2.60) (2.81) 21.87 (8.66)% 105,627 1.04% 0.91% 1.04% 25.96%
12/31/2021 23.42 0.14 4.86 5.00 (0.13) (1.21) (1.34) 27.08 21.57% 128,404 1.05% 0.54% 1.05% 17.86%
12/31/2020 23.08 0.18 2.05 2.23 (0.20) (1.69) (1.89) 23.42 10.05% 111,293 1.05% 0.82% 1.05% 27.72%
12/31/2019 18.83 0.19 5.22 5.41 (0.20) (0.96) (1.16) 23.08 29.02% 114,363 1.04% 0.87% 1.04% 16.10%
12/31/2018 19.04 0.17 (0.21) (0.04) (0.17) — (0.17) 18.83 (0.28)% 94,322 1.05% 0.85% 1.05% 16.67%
Class IV Shares
12/31/2022 27.20 0.28 (2.63) (2.35) (0.27) (2.60) (2.87) 21.98 (8.45)% 139,336 0.79% 1.17% 0.79% 25.96%
12/31/2021 23.51 0.20 4.90 5.10 (0.20) (1.21) (1.41) 27.20 21.90% 160,843 0.80% 0.79% 0.80% 17.86%
12/31/2020 23.16 0.24 2.05 2.29 (0.25) (1.69) (1.94) 23.51 10.32% 141,910 0.80% 1.06% 0.80% 27.72%
12/31/2019 18.89 0.24 5.25 5.49 (0.26) (0.96) (1.22) 23.16 29.34% 138,425 0.79% 1.12% 0.79% 16.10%
12/31/2018 19.10 0.22 (0.21) 0.01 (0.22) — (0.22) 18.89 —% 114,236 0.80% 1.11% 0.80% 16.67%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - December 31, 2022 - Financial Highlights - 127
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Equity Dividend Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 22.79 $ 0.36 $ (1.32) $ (0.96) $ (0.30) $ (2.21) $ (2.51) $ 19.32 (3.99)% $ 54,699 0.80% 1.67% 0.84% 52.53%
12/31/2021 19.39 0.32 3.60 3.92 (0.29) (0.23) (0.52) 22.79 20.29% 59,202 0.80% 1.46% 0.85% 49.65%
12/31/2020 19.90 0.35 0.25 0.60 (0.31) (0.80) (1.11) 19.39 3.63% 52,262 0.80% 1.96% 0.87% 47.27%
12/31/2019 16.56 0.37 4.07 4.44 (0.34) (0.76) (1.10) 19.90 27.31% 54,306 0.80% 1.98% 0.87% 43.80%
12/31/2018 20.10 0.37 (1.58) (1.21) (0.34) (1.99) (2.33) 16.56 (7.26)% 45,752 0.80% 1.87% 0.89% 35.80%
Class II Shares
12/31/2022 22.57 0.30 (1.32) (1.02) (0.25) (2.21) (2.46) 19.09 (4.29)% 435,196 1.05% 1.42% 1.09% 52.53%
12/31/2021 19.21 0.26 3.57 3.83 (0.24) (0.23) (0.47) 22.57 20.00% 461,237 1.05% 1.21% 1.10% 49.65%
12/31/2020 19.74 0.30 0.24 0.54 (0.27) (0.80) (1.07) 19.21 3.35% 373,700 1.05% 1.70% 1.12% 47.27%
12/31/2019 16.44 0.32 4.04 4.36 (0.30) (0.76) (1.06) 19.74 27.01% 333,793 1.05% 1.72% 1.12% 43.80%
12/31/2018 19.97 0.31 (1.55) (1.24) (0.30) (1.99) (2.29) 16.44 (7.46)% 230,187 1.05% 1.62% 1.14% 35.80%
Class IV Shares
12/31/2022 22.80 0.36 (1.32) (0.96) (0.30) (2.21) (2.51) 19.33 (3.99)% 17,690 0.80% 1.67% 0.84% 52.53%
12/31/2021 19.40 0.32 3.60 3.92 (0.29) (0.23) (0.52) 22.80 20.28% 20,018 0.80% 1.46% 0.85% 49.65%
12/31/2020 19.91 0.35 0.25 0.60 (0.31) (0.80) (1.11) 19.40 3.63% 18,394 0.80% 1.95% 0.87% 47.27%
12/31/2019 16.57 0.37 4.07 4.44 (0.34) (0.76) (1.10) 19.91 27.29% 18,984 0.80% 1.99% 0.87% 43.80%
12/31/2018 20.11 0.37 (1.58) (1.21) (0.34) (1.99) (2.33) 16.57 (7.25)% 16,594 0.80% 1.88% 0.89% 35.80%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

128 - Financial Highlights - December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy Large Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 10.48 $ — $ (1.20) $ (1.20) $ (0.50) $ (1.81) $ (2.31) $ 6.97 (12.49)% $ 79,244 0.81% 0.03% 0.88% 136.52%
12/31/2021 8.94 (0.01) 3.42 3.41 — (1.87) (1.87) 10.48 40.45% 93,990 0.81% (0.11)% 0.90% 107.88%
12/31/2020 12.40 0.01 3.09 3.10 — (6.56) (6.56) 8.94 30.09% 73,693 0.81% 0.07% 0.94% 187.56%
12/31/2019 11.37 0.04 3.26 3.30 (0.49) (1.78) (2.27) 12.40 30.53% 65,304 0.85% 0.33% 0.87% 48.66%
12/31/2018 13.61 0.05 (0.17) (0.12) (0.04) (2.08) (2.12) 11.37 (3.08)% 57,514 0.83% 0.36% 0.83% 62.60%
Class II Shares
12/31/2022 10.11 (0.02) (1.15) (1.17) (0.46) (1.81) (2.27) 6.67 (12.64)% 149,006 1.06% (0.23)% 1.14% 136.52%
12/31/2021 8.70 (0.03) 3.31 3.28 — (1.87) (1.87) 10.11 40.03%(g) 187,861 1.06% (0.36)% 1.15% 107.88%
12/31/2020 12.24 (0.02) 3.04 3.02 — (6.56) (6.56) 8.70 29.77%(g) 139,637 1.06% (0.18)% 1.19% 187.56%
12/31/2019 11.25 0.01 3.22 3.23 (0.46) (1.78) (2.24) 12.24 30.22% 128,499 1.10% 0.08% 1.12% 48.66%
12/31/2018 13.49 0.01 (0.16) (0.15) (0.01) (2.08) (2.09) 11.25 (3.35)% 112,725 1.08% 0.11% 1.08% 62.60%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (II) - December 31, 2022 - Financial Highlights - 129
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Mid Cap Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 9.52 $ 0.13 $ (0.39) $ (0.26) $ (0.13) $ (0.70) $ (0.83) $ 8.43 (2.59)% $ 24,558 0.93% 1.44% 0.99% 93.03%
12/31/2021 7.73 0.07 1.80 1.87 (0.08) — (0.08) 9.52 24.20% 22,901 0.93% 0.84% 1.00% 56.28%
12/31/2020 7.98 0.09 (0.19) (0.10) (0.15) — (0.15) 7.73 (1.07)% 16,786 0.95% 1.27% 1.01% 97.54%
12/31/2019 8.04 0.13 1.67 1.80 (0.19) (1.67) (1.86) 7.98 23.97% 18,105 0.97% 1.51% 1.00% 46.78%
12/31/2018 11.30 0.10 (1.27) (1.17) (0.12) (1.97) (2.09) 8.04 (13.12)% 13,956 0.95% 0.95% 0.97% 57.62%
Class II Shares
12/31/2022 9.59 0.12 (0.39) (0.27) (0.12) (0.70) (0.82) 8.50 (2.66)% 325,615 1.02% 1.32% 1.08% 93.03%
12/31/2021 7.79 0.07 1.80 1.87 (0.07) — (0.07) 9.59 24.02% 360,185 1.02% 0.73% 1.09% 56.28%
12/31/2020 8.04 0.08 (0.19) (0.11) (0.14) — (0.14) 7.79 (1.14)% 322,931 1.04% 1.17% 1.10% 97.54%
12/31/2019 8.09 0.12 1.69 1.81 (0.19) (1.67) (1.86) 8.04 23.85% 354,803 1.06% 1.39% 1.08% 46.78%
12/31/2018 11.35 0.09 (1.28) (1.19) (0.10) (1.97) (2.07) 8.09 (13.15)% 322,783 1.06% 0.82% 1.08% 57.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

130 - Financial Highlights - December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 19.86 $ (0.07) $ (5.83) $ (5.90) $ — $ (2.28) $ (2.28) $ 11.68 (30.33)%(g) $ 64,673 1.09% (0.49)% 1.11% 77.32%
12/31/2021 19.65 (0.13) 2.16 2.03 — (1.82) (1.82) 19.86 10.25%(g) 96,458 1.09% (0.64)% 1.12% 61.82%
12/31/2020 15.98 (0.11) 6.03 5.92 — (2.25) (2.25) 19.65 40.89% 96,535 1.09% (0.65)% 1.15% 72.58%
12/31/2019 15.95 (0.09) 5.38 5.29 — (5.26) (5.26) 15.98 35.71% 76,434 1.10% (0.50)% 1.12% 65.88%
12/31/2018 19.31 (0.12) (0.88) (1.00) — (2.36) (2.36) 15.95 (7.94)% 59,354 1.07% (0.61)% 1.07% 71.16%
Class II Shares
12/31/2022 17.19 (0.09) (5.03) (5.12) — (2.28) (2.28) 9.79 (30.51)% 49,741 1.34% (0.73)% 1.36% 77.32%
12/31/2021 17.26 (0.16) 1.91 1.75 — (1.82) (1.82) 17.19 10.05% 66,855 1.34% (0.89)% 1.37% 61.82%
12/31/2020 14.32 (0.13) 5.32 5.19 — (2.25) (2.25) 17.26 40.51% 55,653 1.34% (0.90)% 1.40% 72.58%
12/31/2019 14.76 (0.12) 4.94 4.82 — (5.26) (5.26) 14.32 35.38% 45,612 1.35% (0.75)% 1.37% 65.88%
12/31/2018 18.07 (0.16) (0.79) (0.95) — (2.36) (2.36) 14.76 (8.22)% 33,338 1.32% (0.86)% 1.32% 71.16%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (II) - December 31, 2022 - Financial Highlights - 131
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Cap Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 11.58 $ 0.04 $ (1.52) $ (1.48) $ (0.03) $ (1.60) $ (1.63) $ 8.47 (12.91)% $ 131,645 1.06% 0.35% 1.11% 52.48%
12/31/2021 8.77 (0.01) 2.82 2.81 — — — 11.58 32.04% 165,179 1.06% (0.06)% 1.13% 60.03%
12/31/2020 8.39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) 8.77 5.15% 134,656 1.06% (0.09)% 1.15% 49.77%
12/31/2019 10.60 0.07 1.57 1.64 (0.09) (3.76) (3.85) 8.39 19.00% 141,656 1.08% 0.63% 1.10% 127.30%
12/31/2018 15.34 0.08 (2.13) (2.05) (0.09) (2.60) (2.69) 10.60 (16.95)% 132,855 1.06% 0.54% 1.07% 56.54%
Class II Shares
12/31/2022 11.00 0.01 (1.44) (1.43) (0.01) (1.60) (1.61) 7.96 (13.16)% 49,703 1.31% 0.11% 1.36% 52.48%
12/31/2021 8.36 (0.03) 2.67 2.64 — — — 11.00 31.58% 60,496 1.31% (0.30)% 1.38% 60.03%
12/31/2020 8.01 (0.02) 0.41 0.39 — (0.04) (0.04) 8.36 4.95% 42,278 1.31% (0.34)% 1.40% 49.77%
12/31/2019 10.29 0.04 1.51 1.55 (0.07) (3.76) (3.83) 8.01 18.69% 39,566 1.33% 0.38% 1.35% 127.30%
12/31/2018 14.96 0.04 (2.05) (2.01) (0.06) (2.60) (2.66) 10.29 (17.12)% 35,301 1.31% 0.29% 1.32% 56.54%
Class IV Shares
12/31/2022 11.57 0.04 (1.52) (1.48) (0.03) (1.60) (1.63) 8.46 (12.94)% 19,877 1.06% 0.36% 1.11% 52.48%
12/31/2021 8.77 (0.01) 2.81 2.80 — — — 11.57 31.93% 24,718 1.06% (0.06)% 1.13% 60.03%
12/31/2020 8.39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) 8.77 5.15% 20,289 1.06% (0.09)% 1.15% 49.77%
12/31/2019 10.60 0.07 1.57 1.64 (0.09) (3.76) (3.85) 8.39 19.00% 20,635 1.08% 0.63% 1.10% 127.30%
12/31/2018 15.34 0.08 (2.13) (2.05) (0.09) (2.60) (2.69) 10.60 (16.95)% 18,809 1.06% 0.54% 1.07% 56.54%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

132 - Financial Highlights - December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Company Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 25.89 $ 0.10 $ (4.82) $ (4.72) $ (0.08) $ (4.93) $ (5.01) $ 16.16 (18.77)% $ 261,535 1.05% 0.48% 1.07% 74.80%
12/31/2021 19.99 (0.02) 6.17 6.15 — (0.25) (0.25) 25.89 30.84% 350,780 1.06% (0.07)% 1.08% 74.63%
12/31/2020 17.02 (0.01) 3.67 3.66 — (0.69) (0.69) 19.99 22.69% 263,798 1.09% (0.08)% 1.11% 64.45%
12/31/2019 15.33 0.02 3.73 3.75 (0.01) (2.05) (2.06) 17.02 25.65% 246,026 1.08% 0.10% 1.10% 73.21%
12/31/2018 22.64 — (1.68) (1.68) — (5.63) (5.63) 15.33 (12.63)% 225,096 1.07% 0.01% 1.09% 128.18%
Class II Shares
12/31/2022 23.58 0.04 (4.37) (4.33) (0.05) (4.93) (4.98) 14.27 (18.98)% 68,627 1.30% 0.23% 1.32% 74.80%
12/31/2021 18.27 (0.07) 5.63 5.56 — (0.25) (0.25) 23.58 30.51% 78,214 1.31% (0.31)% 1.33% 74.63%
12/31/2020 15.66 (0.05) 3.35 3.30 — (0.69) (0.69) 18.27 22.36% 50,740 1.34% (0.33)% 1.36% 64.45%
12/31/2019 14.27 (0.02) 3.46 3.44 — (2.05) (2.05) 15.66 25.35% 46,018 1.33% (0.15)% 1.35% 73.21%
12/31/2018 21.47 (0.05) (1.52) (1.57) — (5.63) (5.63) 14.27 (12.83)% 38,774 1.32% (0.25)% 1.34% 128.18%
Class IV Shares
12/31/2022 25.85 0.10 (4.81) (4.71) (0.08) (4.93) (5.01) 16.13 (18.76)% 21,765 1.05% 0.48% 1.07% 74.80%
12/31/2021 19.97 (0.02) 6.15 6.13 — (0.25) (0.25) 25.85 30.77% 28,226 1.06% (0.08)% 1.08% 74.63%
12/31/2020 17.00 (0.01) 3.67 3.66 — (0.69) (0.69) 19.97 22.72% 23,965 1.09% (0.08)% 1.11% 64.45%
12/31/2019 15.31 0.02 3.73 3.75 (0.01) (2.05) (2.06) 17.00 25.69% 21,200 1.08% 0.10% 1.10% 73.21%
12/31/2018 22.62 — (1.68) (1.68) — (5.63) (5.63) 15.31 (12.64)% 18,325 1.07% 0.01% 1.09% 128.18%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - December 31, 2022 - Financial Highlights - 133
The accompanying notes are an integral part of these financial statements.
NVIT Neuberger Berman Multi Cap Opportunities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2022 $ 15.15 $ 0.05 $ (2.64) $ (2.59) $ (0.05) $ (1.46) $ (1.51) $ 11.05 (17.06)% $ 162,956 0.83% 0.41% 0.83% 10.20%
12/31/2021 12.24 0.04 3.19 3.23 (0.04) (0.28) (0.32) 15.15 26.57% 216,356 0.84% 0.30% 0.84% 12.58%
12/31/2020 11.78 0.04 1.43 1.47 (0.05) (0.96) (1.01) 12.24 13.55% 187,758 0.85% 0.41% 0.85% 22.11%
12/31/2019 10.06 0.07 2.68 2.75 (0.07) (0.96) (1.03) 11.78 28.07% 185,209 0.84% 0.60% 0.84% 22.98%
12/31/2018 11.81 0.06 (0.47) (0.41) (0.06) (1.28) (1.34) 10.06 (4.76)% 163,140 0.84% 0.55% 0.84% 25.64%
Class II Shares
12/31/2022 14.88 0.04 (2.59) (2.55) (0.04) (1.46) (1.50) 10.83 (17.11)% 45,596 0.93% 0.32% 0.93% 10.20%
12/31/2021 12.03 0.03 3.13 3.16 (0.03) (0.28) (0.31) 14.88 26.42% 57,249 0.94% 0.20% 0.94% 12.58%
12/31/2020 11.60 0.03 1.40 1.43 (0.04) (0.96) (1.00) 12.03 13.40% 48,964 0.95% 0.31% 0.95% 22.11%
12/31/2019 9.91 0.06 2.65 2.71 (0.06) (0.96) (1.02) 11.60 28.09% 47,660 0.94% 0.50% 0.94% 22.98%
12/31/2018 11.66 0.05 (0.47) (0.42) (0.05) (1.28) (1.33) 9.91 (4.93)%(f) 40,109 0.94% 0.45% 0.94% 25.64%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

134 - Financial Highlights - December 31, 2022 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Real Estate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 10.55 $ 0.15 $ (3.09) $ (2.94) $ (0.13) $ (0.64) $ (0.77) $ 6.84 (28.52)% $ 136,237 0.84% 1.83% 0.93% 92.95%
12/31/2021 7.26 0.07 3.32 3.39 (0.10) — (0.10) 10.55 46.75% 202,790 0.85% 0.82% 0.94% 65.02%
12/31/2020 7.83 0.10 (0.53) (0.43) (0.11) (0.03) (0.14) 7.26 (5.39)% 150,351 0.85% 1.39% 0.94% 72.49%
12/31/2019 6.09 0.13 1.74 1.87 (0.13) — (0.13) 7.83 30.70% 174,343 0.84% 1.71% 0.93% 44.83%
12/31/2018 6.46 0.13 (0.38) (0.25) (0.12) — (0.12) 6.09 (3.92)% 150,214 0.86% 1.98% 0.95% 51.83%
Class II Shares
12/31/2022 10.41 0.13 (3.06) (2.93) (0.10) (0.64) (0.74) 6.74 (28.72)% 76,361 1.09% 1.54% 1.18% 92.95%
12/31/2021 7.17 0.05 3.27 3.32 (0.08) — (0.08) 10.41 46.33% 118,765 1.10% 0.57% 1.19% 65.02%
12/31/2020 7.74 0.08 (0.53) (0.45) (0.09) (0.03) (0.12) 7.17 (5.70)% 83,147 1.10% 1.13% 1.19% 72.49%
12/31/2019 6.02 0.11 1.72 1.83 (0.11) — (0.11) 7.74 30.44% 105,887 1.09% 1.48% 1.18% 44.83%
12/31/2018 6.38 0.11 (0.36) (0.25) (0.11) — (0.11) 6.02 (4.06)% 82,483 1.11% 1.73% 1.20% 51.83%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 135
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Allspring Discovery Fund ("Discovery")
NVIT AQR Large Cap Defensive Style Fund ("Defensive Style")
NVIT BlackRock Equity Dividend Fund ("Equity Dividend")
NVIT Jacobs Levy Large Cap Growth Fund ("JL Large Cap Growth")
NVIT Multi-Manager Mid Cap Value Fund ("Mid Cap Value")
NVIT Multi-Manager Small Cap Growth Fund ("Small Cap Growth")
NVIT Multi-Manager Small Cap Value Fund ("Small Cap Value")
NVIT Multi-Manager Small Company Fund ("Small Company")
NVIT Neuberger Berman Multi Cap Opportunities Fund ("Multi Cap Opportunities")
NVIT Real Estate Fund ("Real Estate")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of Equity Dividend,
JL Large Cap Growth, Small Cap Growth, Small Cap Value, Multi Cap Opportunities, and Real Estate. Shares of Discovery,
Defensive Style, and Mid Cap Value are held by separate accounts established by NLIC and NLAIC and other affiliated insurance companies. Shares of Small Company are held by separate accounts established by NLIC and NLAIC and other unaffiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II, and Class IV shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund, except Real Estate, is a diversified fund as defined in the 1940 Act. Real Estate is a non-diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

136 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 137
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
Discovery
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 393,287,715 $ – $ – $ 393,287,715
Repurchase Agreements – 3,340,415 – 3,340,415
Total $ 393,287,715 $ 3,340,415 $ – $ 396,628,130
Defensive Style
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 644,960,939 $ – $ – $ 644,960,939
Futures Contracts 37,446 – – 37,446
Repurchase Agreements – 1,472,853 – 1,472,853
Total $ 644,998,385 $ 1,472,853 $ – $ 646,471,238
Equity Dividend
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 4,709,710 $ 10,518,000 $ – $ 15,227,710
Auto Components 2,394,950 – – 2,394,950
Automobiles 10,341,172 – – 10,341,172
Banks 56,485,818 – – 56,485,818
Beverages 5,071,849 – – 5,071,849
Capital Markets 5,812,984 – – 5,812,984
Chemicals 5,230,658 – – 5,230,658
Communications Equipment 9,852,333 – – 9,852,333
Consumer Finance 1,216,661 – – 1,216,661
Containers & Packaging 5,245,680 – – 5,245,680
Diversified Financial Services 6,482,959 – – 6,482,959
Diversified Telecommunication Services 7,948,397 – – 7,948,397
Electric Utilities 6,509,219 – – 6,509,219
Entertainment 3,604,816 – – 3,604,816
Food & Staples Retailing 4,935,710 – – 4,935,710
Food Products 10,208,279 – – 10,208,279
Health Care Equipment & Supplies 28,960,989 4,951,565 – 33,912,554
Health Care Providers & Services 43,466,505 – – 43,466,505
Household Durables 3,089,561 4,740,667 – 7,830,228
Industrial Conglomerates – 3,958,090 – 3,958,090
Insurance 30,291,744 4,212,736 – 34,504,480
Interactive Media & Services 1,662,253 – – 1,662,253
Internet & Direct Marketing Retail 1,718,640 – – 1,718,640
IT Services 35,166,580 – – 35,166,580

138 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Machinery $ 1,258,657 $ 4,683,988 $ – $ 5,942,645
Media 14,779,981 – – 14,779,981
Multiline Retail 6,119,805 – – 6,119,805
Multi-Utilities 9,132,762 – – 9,132,762
Oil, Gas & Consumable Fuels 11,525,443 19,948,345 – 31,473,788
Personal Products 10,574,960 – – 10,574,960
Pharmaceuticals 5,775,290 27,296,761 – 33,072,051
Professional Services 7,995,567 – – 7,995,567
Road & Rail 1,926,993 – – 1,926,993
Software 8,406,890 – – 8,406,890
Specialty Retail 4,257,448 – – 4,257,448
Technology Hardware, Storage & Peripherals – 6,952,748 – 6,952,748
Textiles, Apparel & Luxury Goods 3,234,136 – – 3,234,136
Tobacco 4,752,319 – – 4,752,319
Wireless Telecommunication Services 3,205,287 – – 3,205,287
Total Common Stocks $ 383,353,005 $ 87,262,900 $ – $ 470,615,905
Master Limited Partnership 11,174,868 – – 11,174,868
Total $ 394,527,873 $ 87,262,900 $ – $ 481,790,773
JL Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 221,390,089 $ – $ – $ 221,390,089
Repurchase Agreements – 486,388 – 486,388
Total Return Swaps† – 2,241,460 – 2,241,460
Total Assets $ 221,390,089 $ 2,727,848 $ – $ 224,117,937
$ – $ – $ – $ –
Liabilities:
Total Return Swaps† $ – $ (1,956,362) $ – $ (1,956,362)
Total Liabilities $ – $ (1,956,362) $ – $ (1,956,362)
Total $ 221,390,089 $ 771,486 $ – $ 222,161,575
Mid Cap Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 6,401,455 $ – $ – $ 6,401,455
Air Freight & Logistics 1,402,920 – – 1,402,920
Airlines 3,502,705 – – 3,502,705
Auto Components 6,321,680 595,874 – 6,917,554
Banks 15,350,483 – – 15,350,483
Beverages 1,747,868 – – 1,747,868
Building Products 3,179,691 1,099,799 – 4,279,490
Capital Markets 11,290,153 – – 11,290,153
Chemicals 7,497,438 1,121,665 – 8,619,103
Commercial Services & Supplies 1,218,569 – – 1,218,569
Communications Equipment 3,571,363 – – 3,571,363
Construction & Engineering – 1,121,297 – 1,121,297
Consumer Finance 1,559,739 – – 1,559,739
Containers & Packaging 13,901,816 – – 13,901,816
Distributors 2,000,472 – – 2,000,472
Diversified Telecommunication Services 1,780,177 – – 1,780,177
Electric Utilities 14,488,489 – – 14,488,489
Electrical Equipment 5,032,033 845,595 – 5,877,628
Electronic Equipment, Instruments &
Components 8,628,441 – – 8,628,441
Energy Equipment & Services 1,030,361 – – 1,030,361
Entertainment 3,383,685 – – 3,383,685

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 139
Level 1 Level 2 Level 3 Total
Assets:
Equity Real Estate Investment Trusts (REITs) $ 23,958,238 $ – $ – $ 23,958,238
Food & Staples Retailing 3,027,420 1,975,197 – 5,002,617
Food Products 8,727,288 – – 8,727,288
Gas Utilities 3,616,067 – – 3,616,067
Health Care Equipment & Supplies 13,573,940 – – 13,573,940
Health Care Providers & Services 17,488,111 – – 17,488,111
Hotels, Restaurants & Leisure 5,230,473 979,588 – 6,210,061
Household Durables 1,182,432 – – 1,182,432
Household Products 1,558,138 1,072,264 – 2,630,402
Independent Power and Renewable
Electricity Producers 1,727,472 – – 1,727,472
Insurance 29,272,866 – – 29,272,866
Interactive Media & Services 1,582,416 – – 1,582,416
IT Services 12,992,870 – – 12,992,870
Life Sciences Tools & Services 1,892,205 – – 1,892,205
Machinery 17,577,203 793,242 – 18,370,445
Media 11,612,323 – – 11,612,323
Metals & Mining 6,511,341 – – 6,511,341
Mortgage Real Estate Investment Trusts
(REITs) 1,303,355 – – 1,303,355
Multiline Retail 3,495,407 – – 3,495,407
Multi-Utilities 5,167,052 – – 5,167,052
Oil, Gas & Consumable Fuels 13,539,220 – – 13,539,220
Paper & Forest Products 1,053,760 123,504 – 1,177,264
Pharmaceuticals 2,782,696 – – 2,782,696
Professional Services 4,007,425 – – 4,007,425
Road & Rail 3,677,102 – – 3,677,102
Semiconductors & Semiconductor
Equipment 4,728,080 – – 4,728,080
Specialty Retail 5,969,291 – – 5,969,291
Technology Hardware, Storage & Peripherals 4,422,414 – – 4,422,414
Thrifts & Mortgage Finance 407,320 – – 407,320
Trading Companies & Distributors 2,514,799 – – 2,514,799
Total Common Stocks $ 327,888,262 $ 9,728,025 $ – $ 337,616,287
Exchange Traded Fund 1,243,117 – – 1,243,117
Forward Foreign Currency Contracts – 6,309 – 6,309
Master Limited Partnership 1,304,506 – – 1,304,506
Repurchase Agreements – 6,753,748 – 6,753,748
Total Assets $ 330,435,885 $ 16,488,082 $ – $ 346,923,967
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (44,652) $ – $ (44,652)
Total Liabilities $ – $ (44,652) $ – $ (44,652)
Total $ 330,435,885 $ 16,443,430 $ – $ 346,879,315
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 111,162,766 $ – $ – $ 111,162,766
Exchange Traded Fund 911,925 – – 911,925
Repurchase Agreements – 1,863,053 – 1,863,053
Total $ 112,074,691 $ 1,863,053 $ – $ 113,937,744
Small Cap Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 1,093,452 $ – $ – $ 1,093,452

140 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Air Freight & Logistics $ 96,649 $ – $ – $ 96,649
Airlines 11,948 – – 11,948
Auto Components 5,610,147 – – 5,610,147
Banks 20,638,162 – – 20,638,162
Biotechnology 10,757,645 – – 10,757,645
Building Products 6,979,167 – – 6,979,167
Capital Markets 7,853,239 – – 7,853,239
Chemicals 5,683,388 – – 5,683,388
Commercial Services & Supplies 6,012,210 – – 6,012,210
Communications Equipment 812,189 – – 812,189
Construction & Engineering 5,373,109 – – 5,373,109
Consumer Finance 5,475,563 – – 5,475,563
Diversified Consumer Services 2,149,694 – – 2,149,694
Diversified Financial Services 1,287,744 – – 1,287,744
Diversified Telecommunication Services 635,761 – – 635,761
Electric Utilities 1,457,059 – – 1,457,059
Electrical Equipment 2,339,781 – – 2,339,781
Electronic Equipment, Instruments &
Components 6,725,934 – – 6,725,934
Energy Equipment & Services 852,038 – – 852,038
Entertainment 304,113 – – 304,113
Equity Real Estate Investment Trusts (REITs) 8,062,064 – – 8,062,064
Food & Staples Retailing 3,540,454 – – 3,540,454
Food Products 2,730,848 – – 2,730,848
Gas Utilities 654,077 – – 654,077
Health Care Equipment & Supplies 4,189,933 – – 4,189,933
Health Care Providers & Services 7,007,816 – – 7,007,816
Health Care Technology 2,809,870 – – 2,809,870
Hotels, Restaurants & Leisure 3,599,988 – – 3,599,988
Household Durables 875,961 – – 875,961
Independent Power and Renewable
Electricity Producers – – – –
Insurance 11,720,360 – – 11,720,360
Interactive Media & Services 151,356 – – 151,356
Internet & Direct Marketing Retail 179,629 – – 179,629
IT Services 3,902,030 – – 3,902,030
Leisure Products 298,383 – – 298,383
Life Sciences Tools & Services 255,783 – – 255,783
Machinery 5,109,135 – – 5,109,135
Media 56,777 – – 56,777
Metals & Mining 2,890,934 – – 2,890,934
Multiline Retail 1,976,648 – – 1,976,648
Oil, Gas & Consumable Fuels 3,491,895 – – 3,491,895
Paper & Forest Products 850,438 – – 850,438
Personal Products 5,609,522 – – 5,609,522
Pharmaceuticals 774,598 – – 774,598
Professional Services 1,315,351 – – 1,315,351
Real Estate Management & Development 2,933,518 – – 2,933,518
Road & Rail 5,703,562 – – 5,703,562
Semiconductors & Semiconductor
Equipment 1,003,193 – – 1,003,193
Software 6,722,599 – – 6,722,599
Specialty Retail 6,884,097 – – 6,884,097
Technology Hardware, Storage & Peripherals 1,658,728 – – 1,658,728
Textiles, Apparel & Luxury Goods 315,953 – – 315,953
Thrifts & Mortgage Finance 1,120,732 – – 1,120,732
Tobacco 56,928 – – 56,928
Trading Companies & Distributors 5,749,695 – – 5,749,695
Wireless Telecommunication Services 1,187,398 – – 1,187,398
Total Common Stocks $ 197,539,245 $ – $ – $ 197,539,245
Repurchase Agreements – 9,120,127 – 9,120,127

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 141
Level 1 Level 2 Level 3 Total
Assets:
Rights $ – $ – $ – $ –
Total $ 197,539,245 $ 9,120,127 $ – $ 206,659,372
Small Company
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 4,284,412 $ – $ – $ 4,284,412
Air Freight & Logistics 124,496 – – 124,496
Airlines 20,394 – – 20,394
Auto Components 6,702,155 – – 6,702,155
Banks 44,813,116 – – 44,813,116
Beverages 2,555,593 – – 2,555,593
Biotechnology 25,764,157 – – 25,764,157
Building Products 2,684,330 – – 2,684,330
Capital Markets 4,036,523 – – 4,036,523
Chemicals 5,824,577 – – 5,824,577
Commercial Services & Supplies 9,682,607 – – 9,682,607
Communications Equipment 1,880,781 – – 1,880,781
Construction & Engineering 8,615,926 – – 8,615,926
Consumer Finance 10,549,258 – – 10,549,258
Containers & Packaging 1,077,657 – – 1,077,657
Diversified Consumer Services 4,192,318 – – 4,192,318
Diversified Financial Services 2,518,469 – – 2,518,469
Diversified Telecommunication Services 1,247,355 – – 1,247,355
Electric Utilities 1,787,714 – – 1,787,714
Electrical Equipment 5,333,324 – – 5,333,324
Electronic Equipment, Instruments &
Components 8,226,364 – – 8,226,364
Energy Equipment & Services 1,705,510 – – 1,705,510
Entertainment 1,778,356 – – 1,778,356
Equity Real Estate Investment Trusts (REITs) 15,659,161 – – 15,659,161
Food & Staples Retailing 3,590,829 – – 3,590,829
Food Products 1,218,707 – – 1,218,707
Gas Utilities 1,118,603 – – 1,118,603
Health Care Equipment & Supplies 14,261,425 – – 14,261,425
Health Care Providers & Services 6,979,984 – – 6,979,984
Health Care Technology 6,750,267 – – 6,750,267
Hotels, Restaurants & Leisure 6,562,171 – – 6,562,171
Household Durables 1,652,812 – – 1,652,812
Independent Power and Renewable
Electricity Producers – – – –
Insurance 19,396,717 – – 19,396,717
Interactive Media & Services 349,491 – – 349,491
Internet & Direct Marketing Retail 66,950 – – 66,950
IT Services 5,026,050 – – 5,026,050
Leisure Products 533,416 – – 533,416
Life Sciences Tools & Services 4,848,086 – – 4,848,086
Machinery 8,950,596 – – 8,950,596
Media 111,907 – – 111,907
Metals & Mining 5,729,077 – – 5,729,077
Oil, Gas & Consumable Fuels 14,295,464 – – 14,295,464
Paper & Forest Products 1,655,647 – – 1,655,647
Personal Products 4,848,243 – – 4,848,243
Pharmaceuticals 3,311,215 – – 3,311,215
Professional Services 3,658,947 – – 3,658,947
Real Estate Management & Development 818,439 – – 818,439
Road & Rail 6,182,314 – – 6,182,314

142 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ 8,178,485 $ – $ – $ 8,178,485
Software 17,537,142 – – 17,537,142
Specialty Retail 7,406,372 – – 7,406,372
Technology Hardware, Storage & Peripherals 3,286,739 – – 3,286,739
Textiles, Apparel & Luxury Goods 3,946,414 – – 3,946,414
Thrifts & Mortgage Finance 2,127,860 – – 2,127,860
Tobacco 103,182 – – 103,182
Trading Companies & Distributors 7,946,573 – – 7,946,573
Wireless Telecommunication Services 1,738,101 – – 1,738,101
Total Common Stocks $ 345,252,778 $ – $ – $ 345,252,778
Repurchase Agreements – 5,055,727 – 5,055,727
Rights – – – –
Total $ 345,252,778 $ 5,055,727 $ – $ 350,308,505
Multi Cap Opportunities
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 206,044,978 $ – $ – $ 206,044,978
Total $ 206,044,978 $ – $ – $ 206,044,978
Real Estate
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 206,780,029 $ – $ – $ 206,780,029
Total $ 206,780,029 $ – $ – $ 206,780,029
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
As of December 31, 2022, Small Cap Value held one common stock investment and one rights investment that were categorized as Level 3 investments which were each valued at $0.
As of December 31, 2022, Small Company held two common stock investments and one rights investment that were categorized as Level 3 investments which were each valued at $0.

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 143
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent
Small Cap Value
Rights Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales (1,109) (1,109)
Change in Unrealized Appreciation/Depreciation 1,109 1,109
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 12/31/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held
as of 12/31/2022 ** $ 1,109 $ 1,109
Small Company
Common
Stocks
Corporate
Bonds Rights Total
Balance as of 12/31/2021 $ — $ — $ — $ —
Accrued Accretion/(Amortization) — — — —
Realized Gains (Losses) (109,333) (43,259) — (152,592)
Purchases — — — —
Sales — — (2,193) (2,193)
Change in Unrealized Appreciation/Depreciation 109,333 43,259 2,193 154,785
Transfers into Level 3 — — — —
Transfers out of Level 3 — — — —
Balance as of 12/31/2022 $ — $ — $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments
Still Held as of 12/31/2022 ** $ — $ — $ 2,193 $ 2,193
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

144 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 145
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
Defensive Style
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 37,446
Total $ 37,446
JL Large Cap Growth
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 2,241,460
Total $ 2,241,460

146 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2022:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2022:
Liabilities:
Swap Contracts
Equity risk Swap Contracts, at value $ (1,956,362)
Total $ (1,956,362)
Mid Cap Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 6,309
Total $ 6,309
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (44,652)
Total $ (44,652)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Defensive Style
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (2,295,548)
Total $ (2,295,548)
JL Large Cap Growth
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 16,679,612
Total $ 16,679,612
Mid Cap Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ 471,858
Total $ 471,858
Defensive Style
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 18,118
Total $ 18,118
JL Large Cap Growth
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 1,334,613
Total $ 1,334,613

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 147
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of December 31, 2022, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of December 31,
2022:
Mid Cap Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 92,804
Total $ 92,804
Defensive Style
Futures Contracts:
Average Notional Balance Long $ 7,886,385
JL Large Cap Growth
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 75,231,325
Average Notional Balance — Pays Float Rate $ (73,550,321)
Mid Cap Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 1,132,352
Average Settlement Value Sold $ 8,773,348
JL Large Cap Growth
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 2,241,460 $ (1,893,294) $ — $ 348,166
Total $ 2,241,460 $ (1,893,294) $ — $ 348,166

148 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
(g) Securities Lending
During the year ended December 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
*
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
$ (1,893,294) $ 1,893,294 $ — $ —
Total $ (1,893,294) $ 1,893,294 $ — $ —
* Per GAAP disclosure requirements, the table above does not include the additional collateral pledged from the counterparties.
Aggregate additional collateral pledged was $790,000.
Mid Cap Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Bank of America NA
Forward Foreign
Currency Contracts $ 5,936 $ (153) $ — $ 5,783
UBS AG
Forward Foreign
Currency Contracts $ 373 $ (373) $ — $ —
Total $ 6,309 $ (526) $ — $ 5,783
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Bank of America NA
Forward Foreign
Currency Contracts $ (153) $ 153 — —
JPMorgan Chase
Bank
Forward Foreign
Currency Contracts $ (43,837) $ — $ — $ (43,837)
UBS AG
Forward Foreign
Currency Contracts (662) 373 — (289)
Total $ (44,652) $ 526 $ — $ (44,126)

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 149
borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(h) Joint Repurchase Agreements
During the year ended December 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Discovery $ 3,340,415
Defensive Style 1,472,853
JL Large Cap Growth 486,388
Mid Cap Value 6,753,748
Small Cap Growth 1,863,053
Small Cap Value 9,120,127
Small Company 5,055,727

150 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
As of December 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price  $29,716,025, collateralized by U.S.
Government Agency Securities, 3.00%, maturing 12/20/2047 - 9/20/2049; total market value  $30,295,871.
BofA Securities, Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $17,758,481, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 4.50%, maturing 11/20/2049 - 7/20/2051; total market value $18,105,000.
Cantor Fitzgerald & Co., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $147,417,656, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 7.35%, maturing 4/1/2023 - 11/20/2072; total market value $150,294,202.
Credit Suisse AG, 4.27%, dated 12/30/2022, due 1/3/2023, repurchase price $39,494,229, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 5.00%, maturing 2/23/2023 - 5/15/2037; total market value $40,284,146.
MetLife, Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $36,248,597, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 1/12/2023 - 2/15/2051; total market value $36,975,117.
Pershing LLC, 4.33%, dated 12/30/2022, due 1/3/2023, repurchase price $61,564,605, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.63% - 8.50%, maturing 7/16/2023 - 11/20/2072; total market value $62,765,700.
Discovery
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
Cantor Fitzgerald &
Co. 340,415 – 340,415 (340,415) –
Total $ 3,340,415 $ – $ 3,340,415 $ (3,340,415) $ –
Defensive Style
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 200,000 $ – $ 200,000 $ (200,000) $ –
Cantor Fitzgerald &
Co. 1,172,853 – 1,172,853 (1,172,853) –
Credit Suisse AG 100,000 – 100,000 (100,000) –
Total $ 1,472,853 $ – $ 1,472,853 $ (1,472,853) $ –

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 151
JL Large Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 75,000 $ – $ 75,000 $ (75,000) $ –
Cantor Fitzgerald &
Co. 411,388 – 411,388 (411,388) –
Total $ 486,388 $ – $ 486,388 $ (486,388) $ –
Mid Cap Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 1,753,748 – 1,753,748 (1,753,748) –
Pershing LLC 4,000,000 – 4,000,000 (4,000,000) –
Total $ 6,753,748 $ – $ 6,753,748 $ (6,753,748) $ –
Small Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 145,340 $ – $ 145,340 $ (145,340) $ –
BofA Securities, Inc. 750,000 – 750,000 (750,000) –
Cantor Fitzgerald &
Co. 942,713 – 942,713 (942,713) –
Pershing LLC 25,000 – 25,000 (25,000) –
Total $ 1,863,053 $ – $ 1,863,053 $ (1,863,053) $ –

152 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual
Small Cap Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 5,420,127 – 5,420,127 (5,420,127) –
Credit Suisse AG 200,000 – 200,000 (200,000) –
MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Pershing LLC 1,500,000 – 1,500,000 (1,500,000) –
Total $ 9,120,127 $ – $ 9,120,127 $ (9,120,127) $ –
Small Company
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 3,139,200 $ – $ 3,139,200 $ (3,139,200) $ –
Credit Suisse AG 850,000 – 850,000 (850,000) –
MetLife, Inc. 66,527 – 66,527 (66,527) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 5,055,727 $ – $ 5,055,727 $ (5,055,727) $ –
* As of December 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 153
amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to investments in real estate investments trusts, investments in partnerships, treatments of notional principal contracts, foreign currency gain/loss, investments in passive foreign investment companies ("PFICs"), and net operating loss. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2022 may primarily be attributable to outstanding wash sale loss deferrals, investments in partnerships, treatment of notional principal contracts, and investments in PFICs.  These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Fund Capital
Total
Distributable
Earnings (Loss)
Discovery $ (4,747,755) $ 4,747,755
Defensive Style (1) 1
Equity Dividend (870) 870
JL Large Cap Growth – –
Mid Cap Value (1) 1
Small Cap Growth (745,562) 745,562
Small Cap Value – –
Small Company – –
Multi Cap Opportunities – –
Real Estate (120,750) 120,750

154 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
(l) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Discovery Allspring Global Investments, LLC
Defensive Style AQR Capital Management, LLC
Equity Dividend BlackRock Investment Management, LLC
JL Large Cap Growth Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)
Mid Cap Value American Century Investments Management, Inc.
Thompson, Siegel & Walmsley LLC
Victory Capital Management Inc.(a)
Small Cap Growth Invesco Advisers, Inc. ("Invesco")
Wellington Management Company LLP (“Wellington
Management”)
Small Cap Value Jacobs Levy
WCM Investment Management, LLC
Small Company Jacobs Levy
Invesco
Multi Cap Opportunities Neuberger Berman Investment Advisers LLC
Real Estate Wellington Management
(a) Effective January 21, 2022, Victory Capital Management Inc. was appointed as an additional subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Discovery Up to $1 billion 0.75%
$1 billion and more 0.70%
Defensive Style Up to $250 million 0.60%
$250 million up to $1 billion 0.575%
$1 billion up to $2 billion 0.55%
$2 billion up to $5 billion 0.525%
$5 billion and more 0.50%
Equity Dividend Up to $100 million 0.70%
$100 million up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
JL Large Cap Growth Up to $1 billion 0.65%
$1 billion and more 0.60%
Mid Cap Value Up to $1 billion 0.75%
$1 billion and more 0.73%
Small Cap Growth Up to $200 million 0.84%
$200 million and more 0.79%
Small Cap Value Up to $200 million 0.87%
$200 million and more 0.82%
Small Company Up to $200 million 0.885%

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 155
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2023.
During the year ended December 31, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the year ended December 31, 2022, due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive a portion of its Investment Advisory Fee. The following table provides the waiver of such investment advisory fee for which NFA shall not be entitled to later seek recoupment.
For the year ended December 31, 2022, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
Fund Fee Schedule
Advisory Fee
(annual rate)
$200 million and more 0.835%
Multi Cap Opportunities Up to $1 billion 0.60%
$1 billion and more 0.55%
Real Estate Up to $500 million 0.70%
$500 million up to $1 billion 0.65%
$1 billion and more 0.60%
Fund
Advisory Fee
Waiver
(annual rate)
Discovery 0.029%
Mid Cap Value(a) 0.0303
Small Company 0.023
Real Estate 0.013
(a) The rate is effective on January 21, 2022. Prior to the effective date, the advisory fee waived was limited to 0.0293%.
Fund Amount
Discovery $ 136,931
Mid Cap Value 108,313
Small Company 88,219
Real Estate 33,126
Fund Amount
Real Estate $ 197,868
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
Discovery 0.75% 0.72% 0.72% 0.68%
Defensive Style 0.58 N/A       N/A 0.58
Equity Dividend 0.63 N/A       N/A 0.59
JL Large Cap Growth 0.65 N/A       N/A 0.58
Mid Cap Value 0.75 0.72 0.72 0.69
Small Cap Growth 0.84 N/A       N/A 0.82
Small Cap Value 0.87 N/A       N/A 0.83
Small Company 0.85 0.83 0.83 0.83
Multi Cap Opportunities 0.60 N/A       N/A 0.60
Real Estate 0.70 0.69 0.61 0.61
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.

156 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Fund Classes
Amount
(annual rate)
Discovery All Classes 0.78%
Equity Dividend All Classes 0.65
JL Large Cap Growth All Classes 0.66
Mid Cap Value All Classes 0.79
Small Cap Growth All Classes 0.94
Small Cap Value All Classes 0.91
Fund Classes
Amount
(annual rate)
Discovery Class I 0.92%
Real Estate Class II 1.68%
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
Discovery $ 216,744 $ 227,524 $ 207,781 $ 652,049
Defensive Style — — — —
Equity Dividend 271,194 237,368 216,758 725,320
JL Large Cap Growth 240,426 216,788 181,485 638,699
Mid Cap Value 151,625 148,745 120,026 420,396
Small Cap Growth 67,990 39,311 21,919 129,220
Small Cap Value 148,114 152,342 98,030 398,486
Small Company — — — —
Multi Cap Opportunities — — — —
Real Estate — — — —

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 157
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2022, NFM earned an aggregate of $1,452,220 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Funds' aggregate portion of such costs amounted to $14,380.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund and up to 0.20% of the average daily net assets of Class
IV shares of each Fund.
For the year ended December 31, 2022, the effective rates for administrative services fees were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund Class II Shares
Discovery 0.25%
Defensive Style 0.25%
Equity Dividend 0.25%
JL Large Cap Growth 0.25%
Mid Cap Value 0.25%
Small Cap Growth 0.25%
Small Cap Value 0.25%
Small Company 0.25%
Multi Cap Opportunities 0.25%
Real Estate 0.25%
Fund Class I Class II Class IV
Discovery 0.07% 0.07% N/A
Defensive Style 0.15 0.15 0.15%
Equity Dividend 0.15 0.15 0.15
JL Large Cap Growth 0.15 0.15 N/A
Mid Cap Value 0.17 0.01 N/A
Small Cap Growth 0.15 0.15 N/A
Small Cap Value 0.15 0.15 0.15
Small Company 0.15 0.15 0.15
Multi Cap Opportunities 0.15 N/A N/A
Real Estate 0.15 0.15 N/A

158 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
For the year ended December 31, 2022, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended December 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
N/A — Not Applicable.
Fund Amount
Discovery $ 330,529
Defensive Style 1,037,483
Equity Dividend 766,733
JL Large Cap Growth 365,883
Mid Cap Value 72,730
Small Cap Growth 188,432
Small Cap Value 326,401
Small Company 575,377
Multi Cap Opportunities 265,123
Real Estate 382,170
Fund Purchases Sales
Discovery $ 248,317,801 $ 283,432,881
Defensive Style 177,402,032 244,753,057
Equity Dividend 254,747,952 254,688,089
JL Large Cap Growth 330,100,776 335,427,033
Mid Cap Value 323,407,720 335,917,740
Small Cap Growth 97,053,505 96,136,094
Small Cap Value 112,147,554 128,315,597
Small Company 283,792,716 304,643,355
Multi Cap Opportunities 22,989,688 43,040,338
Real Estate 236,424,356 251,819,356

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 159
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(d) Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria could outperform those that do;
economic or political changes could make certain companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.

160 - Notes to Financial Statements - December 31, 2022 - Equity Funds (II)
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended December 31, 2022, the Funds recaptured the following amounts of brokerage commissions:
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Fund Amount
Discovery $ 3,439
Mid Cap Value 6,457
Small Cap Growth 435
Small Cap Value 2,587
Multi Cap Opportunities 3,193
Real Estate 4,554
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Discovery $ – $ 131,261,395 $ 131,261,395 $ – $ 131,261,395
Defensive Style 10,689,129 68,403,212 79,092,341 – 79,092,341
Equity Dividend 19,883,375 38,727,334 58,610,709 – 58,610,709
JL Large Cap Growth 35,656,972 22,724,043 58,381,015 – 58,381,015
Mid Cap Value 25,833,368 5,535,775 31,369,143 – 31,369,143
Small Cap Growth – 20,924,970 20,924,970 – 20,924,970
Small Cap Value 14,190,177 19,228,448 33,418,625 – 33,418,625
Small Company 28,527,944 58,661,562 87,189,506 – 87,189,506
Multi Cap Opportunities 3,096,872 22,800,008 25,896,880 – 25,896,880
Real Estate 5,464,148 16,486,774 21,950,922 – 21,950,922
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Discovery $ 7,762,352 $ 92,803,963 $ 100,566,315 $ – $ 100,566,315
Defensive Style 5,443,029 34,781,117 40,224,146 – 40,224,146
Equity Dividend 5,799,676 5,318,535 11,118,211 – 11,118,211
JL Large Cap Growth 8,022,969 33,313,267 41,336,236 – 41,336,236
Mid Cap Value 2,764,399 – 2,764,399 – 2,764,399
Small Cap Growth 800,083 14,013,002 14,813,085 – 14,813,085
Small Cap Value – – – – –
Small Company – 4,375,988 4,375,988 – 4,375,988
Multi Cap Opportunities 726,558 5,159,791 5,886,349 – 5,886,349
Real Estate 2,756,235 – 2,756,235 – 2,756,235
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Discovery $ – $ – $ – $ – $ (34,654,252) $ (14,898,961) $ (49,553,213)
Defensive Style 779,399 63,774,827 64,554,226 – – 161,388,202 225,942,428
Equity Dividend 4,993,893 36,817,244 41,811,137 – – 34,054,301 75,865,438
JL Large Cap Growth 15,237,228 14,569,768 29,806,996 – – 28,640,948 58,447,944

Equity Funds (II) - December 31, 2022 - Notes to Financial Statements - 161
As of December 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
On December 7, 2022, the Board of Trustees approved the termination of Neuberger Berman Investment Advisers LLC as subadviser NVIT Neuberger Berman Multi Cap Opportunities Fund (the "Fund") and approved the appointment of Jacobs Levy
Equity Management, Inc. to subadvise the Fund. The change will become effective on or about February 21, 2023 (the "Effective
Date"). As of the Effective Date, the Fund will be renamed "NVIT Jacobs Levy Large Cap Core Fund."
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Mid Cap Value 9,748,405 40,446,373 50,194,778 – – 7,949,315 58,144,093
Small Cap Growth – – – – (11,252,354) 14,308,074 3,055,720
Small Cap Value 675,196 9,256,202 9,931,398 – – (56,105) 9,875,293
Small Company 219,211 1,808,237 2,027,448 – – 15,713,750 17,741,198
Multi Cap Opportunities 54,522 15,852,543 15,907,065 – – 80,652,274 96,559,339
Real Estate 1,291,203 4,594,872 5,886,075 – – 14,529,852 20,415,927
*
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Discovery $ 411,527,091 $ 73,686,523 $ (88,585,484) $ (14,898,961)
Defensive Style 485,083,036 183,741,531 (22,353,329) 161,388,202
Equity Dividend 447,729,778 71,440,899 (37,379,904) 34,060,995
JL Large Cap Growth 193,520,627 43,705,805 (15,064,857) 28,640,948
Mid Cap Value 338,930,575 34,300,021 (26,351,281) 7,948,740
Small Cap Growth 99,629,670 21,643,864 (7,335,790) 14,308,074
Small Cap Value 206,715,477 26,936,146 (26,992,251) (56,105)
Small Company 334,594,756 53,394,817 (37,681,068) 15,713,749
Multi Cap Opportunities 125,392,704 84,972,219 (4,319,945) 80,652,274
Real Estate 192,250,177 27,640,487 (13,110,635) 14,529,852
Fund Amount
Discovery $ (34,654,252)
Small Cap Growth (11,252,354)

162 - Report of Independent Registered Public Accounting Firm - December 31, 2022 - Equity Funds (II)
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Allspring Discovery Fund,
NVIT AQR Large Cap Defensive Style Fund, NVIT BlackRock Equity Dividend Fund, NVIT Jacobs Levy Large Cap
Growth Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small Cap Growth Fund, NVIT Multi-
Manager Small Cap Value Fund, NVIT Multi-Manager Small Company Fund, NVIT Jacobs Levy Large Cap Core Fund and
NVIT Real Estate Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Allspring
Discovery Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BlackRock Equity Dividend Fund, NVIT Jacobs Levy Large
Cap Growth Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small Cap Growth Fund, NVIT Multi-Manager
Small Cap Value Fund, NVIT Multi-Manager Small Company Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund and
NVIT Real Estate Fund (ten of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the
"Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Equity Funds (II) - December 31, 2022 (Unaudited) - Supplemental Information - 163
NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT Blackrock Equity Dividend Fund
NVIT BlackRock Managed Global Allocation Fund
NVIT BNY Mellon Core Plus Bond Fund
(formerly, NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund
(formerly, NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
(formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund
(formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT NS Partners International Focused Growth Fund
(formerly, NVIT AllianzGI International Growth Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

164 - Supplemental Information - December 31, 2022 (Unaudited) - Equity Funds (II)
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.

Equity Funds (II) - December 31, 2022 (Unaudited) - Supplemental Information - 165
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that NVIT Allspring Discovery Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon Dynamic
U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT DoubleLine Total Return Tactical Fund , NVIT
Emerging Markets Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT
GS Small Cap Equity Insights Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT J.P.
Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P.
Morgan Mozaic
SM
Multi-Asset Fund, NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan US Technology Leaders Fund, NVIT
Jacobs Levy Large Cap Growth Fund, NVIT NS Partners International Focused Growth Fund, NVIT Real Estate Fund, and NVIT
Short Term Bond Fund, were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians (or, in the case of the total expense ratio of NVIT Jacobs Levy Large
Cap Growth Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median).
With respect to NVIT Amundi Multi Sector Bond Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BNY Mellon Sustainable
U.S. Equity Fund, NVIT Columbia Overseas Value Fund, NVIT Core Bond Fund, NVIT Federated High Income Bond Fund, NVIT
Government Bond Fund, NVIT GS International Equity Insights Fund, NVIT International Equity Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund, the Trustees considered that, although each
Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-
12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of NVIT
Columbia Overseas Value Fund and NVIT Government Bond Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’
judgment, as to be inconsistent with continuation of its Advisory Agreements. With respect to NVIT International Equity Fund, the
Trustees also considered that during 2022 the Adviser had negotiated a sub-advisory fee reduction, the entire amount of which was passed on to the Fund’s shareholders, and implemented an expense limitation which would have, according to the Adviser, the effect of reducing the Fund’s total net expense ratio by 10 basis points.
For the Funds whose expense arrangements the Trustees determined to be acceptable on the bases described above, the
Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in this paragraph and the next three paragraphs, each of those Funds was shown to have experienced three-year performance for the period ended June 30, 2022 (or the one-year period with respect to NVIT Columbia Overseas Value Fund, which did not have three years of qualifying performance due to a merger, and NVIT GS Emerging Markets Equity Insights Fund, which commenced operations in 2020, or the two-year period with respect to NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity
Insights Fund, NVIT GS Small Cap Equity Insights Fund, and NVIT J.P. Morgan U.S. Equity Fund, each of which commenced operations in 2019) at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap
Growth Fund, and NVIT J.P. Morgan US Technology Leaders Fund, the Trustees considered that the Funds had been organized in 2022 and did not yet have three years of performance.
With respect to NVIT AQR Large Cap Defensive Style Fund and NVIT Core Bond Fund, the Trustees noted that each Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for
NVIT AQR Large Cap Defensive Style Fund had improved to the first quintile of its peer group for the one-year period ended June
30, 2022, and the performance for the NVIT Core Bond Fund had improved to the second quintile for the one-year period. With respect to NVIT DoubleLine Total Return Tactical Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for the Fund had improved to the third quintile and above the median of its peer group for the one-year period ended June 30, 2022. With respect to NVIT J.P. Morgan
Mozaic
SM
Multi-Asset Fund, the Trustees considered that the Fund did not yet have three years of performance, and although the

166 - Supplemental Information - December 31, 2022 (Unaudited) - Equity Funds (II)
Fund had experienced two-year performance in the fifth quintile of its peer group, the Fund had improved to the second quintile of its peer group for the one-year period ended June 30, 2022.
The Trustees noted that, in the case of a number of Funds that experienced unfavorable performance relative to their peers, NFA had replaced, or was in the process of replacing, the Funds’ subadvisers. With respect to NVIT BNY Mellon Sustainable U.S.
Equity Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund and NVIT Short Term Bond Fund, the Trustees noted that each Fund had experienced three-year performance below median and in either the fifth and fourth quintile of its peer group and considered that the Adviser proposed and the Board approved a change in sub-adviser for each Fund at its December meeting, to be effective during the first quarter of 2023. With respect to NVIT Emerging Markets Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered that in September 2021, the Fund’s prior two subadvisers were replaced and the Fund had improved to the fourth quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT NS Partners International Focused Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that as of July 2022, the Fund’s prior subadviser was replaced and that additional time was necessary to evaluate the Fund’s performance under the new Sub-
Adviser. In each case the Trustees considered the Adviser’s view that it would be appropriate to allow time to pass under the new sub-advisers before evaluating the Funds’ performance records following the changes.
With respect to NVIT Allspring Discovery Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s growth-oriented investment style that was not in favor during the period and the impact of the rise in interest rates on the Fund’s holdings. The Adviser stated that it would continue to monitor the Fund’s performance closely.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both their expenses and performance records. With respect to NVIT BlackRock Managed Global Allocation Fund, the Trustees noted that, although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group, the Fund was shown to pay actual management fees at a level equal to its peer group median. The Trustees noted that the Fund had experienced three-
year performance below its peer group median in the fourth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including market conditions in certain recent periods, but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to NVIT BlackRock Equity Dividend Fund, the Trustees noted that, although the Fund’s total expense ratio (including
12b-1/non-12b-1 fees) was in the fifth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the Fund compared to peers, the Fund was shown to pay actual management fees at a level lower than its peer group median. The Trustees noted the Adviser’s statement that, although the Fund had experienced three-year performance in the fourth quintile of its peer group, the Fund outperformed its benchmark for the three-year period ended June 30, 2022 and its longer-term performance record has been more favorable compared to peers. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Government Money Market Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was also in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of the Fund’s three-year investment performance, during a period of generally historically low short-term interest rates, shown to be within the third quintile of its peer group (equal to the median). The Trustees also considered the voluntary waivers put in place by Adviser to maintain the
Fund’s $1.00 net asset value for calendar year 2021 and the first half of 2022. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Managed American Funds Growth & Income Fund, the Trustees considered that, although the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median, due in substantial part to the rule
12b-1 and administrative services paid by the fund’s Class II shares, the Fund was shown to pay actual management fees at a

Equity Funds (II) - December 31, 2022 (Unaudited) - Supplemental Information - 167
level below the median of the Fund’s peer group. They noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees also took into account Management’s statement that many investors make an active choice to invest in the Fund in light of the fact that it invests a majority of its portfolio in an underlying American Fund. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to NVIT U.S. 130/30 Fund, the Trustees considered that the Fund did not have three years of performance and there were not enough peers available for a quintile ranking for performance. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was also in the fourth quintile of its peer group. The Trustees considered that, although the
Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of favorable performance relative to the Fund’s peers for the period since its inception in October 2019.The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT
Blackrock Managed Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT
J.P. Morgan Mozaic
SM
Multi-Asset Fund, and NVIT J.P. Morgan U.S. Equity Fund, is subject to contractual advisory fee breakpoints.
The Trustees determined to continue to monitor the fees paid by the Funds without breakpoints to determine whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no greater than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.

168 - Supplemental Information - December 31, 2022 (Unaudited) - Equity Funds (II)
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.

Equity Funds (II) - December 31, 2022 (Unaudited) - Supplemental Information - 169
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
With respect to NVIT Multi-Manager Mid Cap Value Fund, the Trustees noted that the Fund was shown to pay actual management fees and to have a total expense ratio at levels below its peer group median. With respect to NVIT Multi-Manager Small Cap
Growth Fund, NVIT Multi-Manager Small Cap Value Fund, and NVIT Multi-Manager Small Company Fund, the Trustees noted
that, although each Fund was shown to pay actual management fees at a level higher than its peer group median (in the fifth quintile), the Fund’s total expense ratio was at a level below its peer group median (or, in the case of the total expense ratio of
NVIT Multi-Manager Small Company Fund, was within what the Trustees considered a acceptable range of the Fund’s peer group median, within one basis point).
The Trustees noted that each Fund other than NVIT Multi-Manager Mid Cap Value Fund had experienced three-year performance for the period ended June 30, 2022 above the median of its peer group. With respect to NVIT Multi-Manager Mid Cap Value Fund, which had experienced three-year performance in the fifth comparative quintile, the Trustees considered that an additional sub-
adviser was added to the Fund in January 2022 and the Fund’s performance had improved to the first comparative quintile for the one-year period ended June 30, 2022.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreements.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant
Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
NVIT Multi-Manager Mid Cap Value Fund
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the December 6-7, 2022 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”), the appointment of Thompson,
Siegel & Walmsley LLC (“TSW”) as sub-adviser to the Fund pursuant to a sub-advisory agreement between Nationwide Fund
Advisors, the Fund’s investment adviser (“NFA”), and TSW (the “Sub-advisory Agreement”). The Board was provided with detailed materials relating to TSW and the transaction giving rise to the need for the approval, in advance of the meeting. The Independent
Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the
Sub-advisory Agreement.
NFA informed the Board that Perpetual Limited, an Australian asset management group (“Perpetual”), had agreed to acquire
Pendal Group Ltd. (“Pendal”), the parent organization of TSW. That acquisition, expected in January 2023, would constitute a change of control of TSW, triggering an automatic termination of the current sub-advisory agreement between NFA and TSW. NFA proposed that the Board approve a new Sub-advisory Agreement, on the same terms as the existing agreement, to take effect upon the change of control.

170 - Supplemental Information - December 31, 2022 (Unaudited) - Equity Funds (II)
NFA informed the Board that TSW had confirmed that the Transaction will not cause any material changes to TSW’s leadership, investment, operational, or compliance teams’ processes or programs. NFA reported that TSW confirmed that TSW will retain investment and operational autonomy, that investment teams, processes and client support will remain unchanged, and that the
TSW brand will remain in place.
In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by TSW under the Sub-advisory Agreement, including information relating to TSW’s investment strategy and process for the Fund. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreement. In making its determinations, the Board took into account the information provided to it by NFA and TSW, and the recommendation by NFA to approve the new Sub-advisory Agreement.
The Trustees considered that fees would be payable under the Sub-advisory Agreement at the same rates as paid to TSW under the existing sub-advisory agreement, and that the new Sub-advisory Agreement would not have any effect on the expenses of the
Fund.
No information was presented to the Board regarding TSW’s expected profitability as a result of the Sub-advisory Agreement.
On the basis of these considerations, and other information provided at the meeting, the Board, including all of the Independent
Trustees voting separately, unanimously approved the New Sub-advisory Agreement.
Replacement of Neuberger Berman Investment Advisers LLC by Jacobs Levy Equity Management, Inc.
for NVIT Jacobs Levy Large Cap Core Fund (formerly known as the NVIT Neuberger Berman Multi Cap Opportunities
Fund)
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the December 6-7, 2022 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the NVIT Jacobs Levy Large Cap Core Fund (formerly known as the NVIT Neuberger Berman
Multi Cap Opportunities Fund) (the “Fund”), the appointment of Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) as sub-
adviser to the Fund pursuant to a new sub-advisory agreement (the “Sub-advisory Agreement”). Jacobs Levy replaced Neuberger
Berman Investment Advisers LLC (“Neuberger Berman”), the previous sub-adviser to the Fund. The Board was provided with detailed materials relating to Jacobs Levy in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreement.
In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by Jacobs Levy under the Sub-advisory Agreement, including information relating to Jacobs Levy’s investment strategy and process for the Fund. The Board also considered information provided to it regarding the experience of the investment personnel of Jacobs Levy who would be managing the Fund. The Board considered information concerning the past performance record of Jacobs Levy in managing the investment strategy it intended to use in managing the Fund’s assets.
The Board considered the sub-advisory fee rate that NFA would pay to Jacobs Levy with respect to the Fund. The Board considered that the sub-advisory fee rate that NFA would pay to Jacobs Levy includes breakpoints at different asset levels than the current sub-advisory fee. The Board noted that sub-advisory fee schedule proposed with respect to Jacobs Levy was anticipated to result in an overall lower effective sub-advisory fee rate to be paid by NFA with respect to the Fund. The Board considered that NFA agreed to share approximately 50% of the reduction in sub-advisory fees with the Fund’s shareholders by reducing its advisory fee through a fee waiver.
The Board considered that the non-compensatory terms of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.
No information was presented to the Board regarding Jacobs Levy’s expected profitability as a result of the Sub-advisory Agreement or the expected profitability of the Fund with regards to NFA following the implementation of the Sub-advisory Agreement.
Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the

Equity Funds (II) - December 31, 2022 (Unaudited) - Supplemental Information - 171
Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period commencing from the execution of the Sub-advisory Agreement.
Other Federal Tax Information
For the year ended December 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Discovery – %
Defensive Style 100.00
Equity Dividend 45.74
JL Large Cap Growth 4.14
Mid Cap Value 23.40
Small Cap Growth –
Small Cap Value 16.74
Small Company 15.75
Multi Cap Opportunities 90.33
Real Estate 0.40
Fund Amount
Discovery $ 131,261,395
Defensive Style 68,403,212
Equity Dividend 38,727,334
JL Large Cap Growth 22,724,043
Mid Cap Value 5,535,775
Small Cap Growth 20,924,970
Small Cap Value 19,228,448
Small Company 58,661,562
Multi Cap Opportunities 22,800,008
Real Estate 16,486,774

Equity Funds (II) - December 31, 2022 - Management Information - 173
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

174 - Management Information - December 31, 2022 - Equity Funds (II)
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Equity Funds (II) - December 31, 2022 - Management Information - 175
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

176 - Market Index Definitions - December 31, 2022 - Equity Funds (II)
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Equity Funds (II) - December 31, 2022 - Market Index Definitions - 177
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes
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Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

178 - Market Index Definitions - December 31, 2022 - Equity Funds (II)
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
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Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
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MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Equity Funds (II) - December 31, 2022 - Market Index Definitions - 179
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

180 - Market Index Definitions - December 31, 2022 - Equity Funds (II)
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-CEQ-2 (2-23)

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
NVIT BNY Mellon Core Plus Bond Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT Short Term Bond Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Example 40
Statements of Investments 43
Statements of Assets and Liabilities 112
Statements of Operations 120
Statements of Changes in Net Assets 124
Financial Highlights 136
Notes to Financial Statements 144
Report of Independent Registered Public Accounting Firm 176
Supplemental Information 177
Management Information 179
Market Index Definitions 182

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Fund Commentary - December 31, 2022 - NVIT Amundi Multi Sector Bond Fund
For the annual period ended December 31, 2022, the NVIT Amundi Multi Sector Bond Fund Class I returned -2.30% versus
-13.01% for its benchmark, the Bloomberg
®
US Aggregate Bond Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Multisector Bond (consisting of 34 investments as of December 31, 2022), was -10.95% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The market environment in 2022 was defined by high inflation, an aggressive Federal Reserve (“Fed”), and a Russian/Ukrainian conflict and its knock-on effects. As a result of these factors, US Fixed Income markets experienced a bear-steepening yield curve and a widening of credit spreads. The Fund was positioned generally in line with these macro developments. Performance held up well relative to the -13.01% loss of the Bloomberg US Aggregate Bond Index and compared to the -11.2% loss in the US High
Yield market and -18.10% loss for the S&P 500® Index.
The fiscal and monetary stimulus that propelled risk assets in 2021 turned to hawkish policy in 2022 as the Fed was faced with a quagmire of aggressively taming inflation without completely extinguishing economic activity. Investors dissected the Fed’s every move and public statement, leading to sharp volatility across credit markets. High yield credit spreads started the year at 283 basis points (“bps”) before climbing to peak levels above 580 bps in the summer, while investment grade spreads ranged between
92 bps and 165 bps. Around mid-year, both markets had reached spread levels that have not been experienced since COVID-19 influenced the year of 2020. During these strange times, good news often meant bad news for the market and vice-versa, as any signs of economic weakness spurred market optimism surrounding slowing Fed policy. Strong job or ISM® manufacturing data, typically catalysts for risk-asset bullishness, instead re-kindled fears of higher-for-longer monetary policy. By the end of 2022, corporate spreads settled in the middle of their tights/wide range, with the Bloomberg High Yield Corporate Index spread closing at 469 and the Bloomberg Investment Grade Corporate Index spread closing at 130, a 38 bps increase.
During the year, the confluence of rising interest rates and widening credit spreads led to widespread losses across both high-
quality rate-driven indices, -13.01% total return for the Bloomberg US Aggregate Bond Index and -12.46% for the Bloomberg
®
US
Treasury Index, and credit-driven high yield indices with -11.19% for the Bloomberg US High Yield Corporate Index and -15.26%
for the Bloomberg Emerging Market USD Aggregate Index. The Fund’s outperformance was primarily driven by interest rate hedges, which standardized Treasury futures contracts and contributed 619 bps of total return, and by corporate credit spread hedges (broad market credit default swap index protection), which contributed 73 bps of total return. These positions offset the majority of the Fund’s beta** risk to interest rates and spread changes.
Within the corporate credit sleeve, an overweight position to the Energy sector added relative performance due to security selection and periods of energy-related commodity strength during the first part of the year. Securitized credit allocations saw limited losses during the period due to a positioning tilt towards floating rate and quickly amortizing bond structures. At over 15% of the Fund’s allocation, residential mortgage credit only detracted 24 bps of total return for the year. The largest total return detractor was the Fund’s High Yield Corporate exposure, which brought total return down by -565 bps; however, a large portion of the Fund’s interest rate and credit hedges are attributed to this allocation, reducing its effect on a net basis. The Fund kept ample liquidity throughout the period and remains allocated to an overweight cash position, which will serve as a funding source as continued
volatility creates buying opportunities.
When the Fed eventually pauses its rate hike cycle, investor demand for US fixed income should provide a tailwind for returns on both a spread and duration basis over the near-term. This outlook supports the Fund’s continued focusing on security selection within the corporate credit space; however, given the slim room for policy error, the Fund continues to actively employ both interest rate and credit hedges. We tactically continue to adjust rate and credit hedges based on evolving market conditions and these hedges are viewed in the entirety of the Fund’s integrated positioning. The domestic job market remains overheated, with job openings far greater than the workers available. This factor supports the Fund’s allocation to consumer-focused mortgage-
backed securities and asset-backed securities, where our sector specialists fine-tune subsector allocations to pockets of strong fundamentals while de-emphasizing areas in secular decline such as assets tied to office buildings. The Fund remains cautious on duration, although less cautious than the beginning of the period. Key rate duration is concentrated in the front end of the yield curve with a more neutral position in the intermediate to long-end reflecting the Fed’s influence on the policy rate compared to what is seemingly priced into the markets.
Subadviser:
Amundi Asset Management US, Inc.
Portfolio Managers:
Jonathan M. Duensing, CFA

NVIT Amundi Multi Sector Bond Fund - December 31, 2022 - Fund Commentary - 5
**Beta is a measure of a stock's volatility in relation to the overall market. If a stock is less volatile than the market, the stock's beta is less than 1.0
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may also invest in high- yield bonds, which are more volatile and are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-
quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund may invest in corporate loans (which have speculative characteristics and are high risk). The Fund may invest in sovereign debt (a governmental entity may delay or refuse to pay interest or repay principal).
The Fund may concentrate on specific countries, subjecting it to greater volatility than that of other mutual funds. The Fund may invest in more-aggressive investments such as derivatives (many of which create investment leverage and illiquidity and are highly volatile). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities), including currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets. Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6 - Fund Commentary - December 31, 2022 - NVIT Amundi Multi Sector Bond Fund
z
Asset Allocation
1
Corporate Bonds 56.0%
Collateralized Mortgage Obligations 11.3%
Commercial Mortgage-Backed Securities 9.8%
Asset-Backed Securities 7.9%
Loan Participations 3.8%
Repurchase Agreements 2.0%
Convertible Bonds 1.3%
Convertible Preferred Stock 0.6%
Futures Contracts 0.4%
Municipal Bond 0.4%
Foreign Government Security 0.3%
Common Stocks 0.1%
Warrant
†
0.0%
Forward Currency Contracts
†
(0.0)%
Credit Default Swaps (0.7)%
Other assets in excess of liabilities
§
6.8%
100.0%
Top Industries
2
Banks 15.6%
Airlines 5.2%
Oil, Gas & Consumable Fuels 5.1%
Capital Markets 5.0%
Electric Utilities 3.5%
Consumer Finance 3.3%
Media 2.1%
Food Products 1.7%
Diversified Telecommunication Services 1.6%
Chemicals 1.6%
Other Industries
#
55.3%
100.0%
Top Holdings
2
Nomura Holdings, Inc., 5.61%, 7/6/2029 1.6%
Oaktown Re III Ltd., 8.74%, 7/25/2029 1.5%
ProFrac Holdings II LLC, Term Loan, 11.10%,
3/4/2025 1.5%
Northern Trust Corp., 6.13%, 11/2/2032 1.4%
FHLMC STACR Trust, 15.39%, 10/25/2048 1.4%
Enel Finance International NV, 5.00%, 6/15/2032 1.4%
BX Trust, 6.21%, 10/15/2036 1.3%
UniCredit SpA, 5.86%, 6/19/2032 1.2%
Eagle RE Ltd., 8.18%, 4/25/2034 1.2%
Commercial Mortgage Trust, 3.47%, 10/10/2048 1.1%
Other Holdings
#
86.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Amundi Multi Sector Bond Fund - December 31, 2022 - Fund Commentary - 7
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (2.30)% 2.67% 2.77% 10/31/1997
Bloomberg
®
U.S.
Aggregate Bond Index (13.01)% 0.02% 1.06%
Blended Index
*
(13.80)% 0.03% 1.31%
Expense Ratios
Expense
Ratio
^
Class I 0.83%
*
The Blended Index comprises 60% Citigroup US Broad Investment-Grade Bond Index, 15% Citigroup US High-Yield Market Index,
15% Citigroup World Government Bond Index (Unhedged) and 10% JPMorgan Emerging Market Bond Index.
^
Current effective prospectus dated May 2, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

8 - Fund Commentary - December 31, 2022 - NVIT Amundi Multi Sector Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Amundi Multi Sector Bond Fund versus performance of the Bloomberg
®
U.S. Aggregate Bond Index and the Blended Index* over the 10-year period ended 12/31/22. Unlike the Fund, the performance of these indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.
* The Blended Index comprises 60% Citigroup US Broad Investment-Grade Bond Index, 15% Citigroup US High-Yield Market
Index, 15% Citigroup World Government Bond Index (Unhedged) and 10% JPMorgan Emerging Market Bond Index.

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Fund Commentary - 9
For the annual period ended December 31, 2022, the NVIT BNY Mellon Core Plus Bond Fund Class Y returned -13.44% versus
-13.01% for its benchmark, the Bloomberg
®
US Aggregate Bond. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Intermediate Core-Plus Bond (consisting of 110 investments as of December 31, 2022), was -14.16%
for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
Duration positioning was the strongest positive contributor to the Fund performance. The Fund maintained a short duration bias during the first half of the year, which generated 66 basis point (bps) of Alpha. Currently the Fund is in neutral duration.
Underweight positioning in mortgage-backed securities (MBS) contributed strongly to performance, generating 28 bps of Alpha.
Currently the Fund is neutral MBS. Also, the Fund’s overweight positioning in the Pipelines sector contributed 18 bps of Alpha from allocation. The Fund maintains an overweight to the sector given the fundamental and relative value assessment.
Overweight Credit Beta including Investment Grade, High Yield, and Assets-Backed Securities (ABS) during the year cost the
Fund 47 bps of performance. While moderated, the Fund maintains an overweight rating to the income generators where we believe fundamentals and relative value support positions. ABS, including Agency Commercial Mortgage-backed Securities,
Student Loans and other ABS, generally underperformed during the year costing 11 bps in performance. The Fund continues to maintain these positions.
From a selection perspective, certain non-US sovereign exposures were a drag on performance as well as certain issuers within the Communications and Insurance sectors. These positions are still held in the Fund at the end of reporting period.
The Fund utilizes interest rate futures for hedging purposes only. Interest rate futures help manage the key rate exposures and fine tune positioning to a desired state. The benefit of the duration posture is imbedded in the attribution derived from duration and curve positioning.
There were no material liquidity events during the reporting period.
Subadviser:
Insight Investment
Portfolio Managers:
Gautam Khanna, and James DiChiaro
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund invests in high-yield securities, which are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds.
Increased volatility may reduce the market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities, all of which are magnified in emerging markets). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10 - Fund Commentary - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
Asset Allocation
1
Corporate Bonds 47.8%
Mortgage-Backed Securities 27.2%
U.S. Treasury Obligations 12.6%
Asset-Backed Securities 8.3%
Repurchase Agreements 1.8%
Foreign Government Sec urities 1.1%
Commercial Mortgage-Backed Securities 1.0%
Collateralized Mortgage Obligations 0.8%
Municipal Bonds 0.4%
Futures Contracts
†
0.0%
Supranational
†
0.0%
Liabilities in excess of other assets (1.0)%
100.0%
Top Industries
2
Banks 6.6%
Oil, Gas & Consumable Fuels 5.7%
Consumer Finance 3.3%
Electric Utilities 2.8%
Capital Markets 2.6%
Media 2.3%
Diversified Telecommunication Services 2.1%
Insurance 1.7%
Chemicals 1.6%
Aerospace & Defense 1.4%
Other Industries
#
69.9%
100.0%
Top Holdings
2
U.S. Treasury Notes, 0.88%, 9/30/2026 3.2%
U.S. Treasury Bonds, 2.38%, 5/15/2051 1.7%
U.S. Treasury Bonds, 1.75%, 8/15/2041 1.6%
U.S. Treasury Bonds, 3.13%, 8/15/2044 1.2%
FNMA UMBS, 2.50%, 3/1/2036 1.0%
FHLMC UMBS, 4.50%, 6/1/2052 1.0%
FNMA UMBS, 4.50%, 7/1/2052 1.0%
U.S. Treasury Notes, 0.63%, 12/31/2027 0.9%
U.S. Treasury Bonds, 2.25%, 5/15/2041 0.8%
FNMA UMBS, 5.00%, 10/1/2042 0.8%
Other Holdings
#
86.8%
100.0%
† Amount rounds to less than 0.1%.
# For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1 Percentages indicated are based upon net assets as of December 31, 2022.
2 Percentages indicated are based upon total investments as of December 31, 2022.

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Fund Commentary - 11
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (13.46)% 0.39% 1.24% 3/24/2008
Class II (13.75)% 0.12% 0.98% 3/24/2008
Class P (13.60)% N/A (11.79)% 9/22/2021
Class Y (13.44)% 0.53% 1.38% 3/24/2008
Bloomberg U.S. Aggregate
Bond Index (13.01)% 0.02% 1.06%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.64% 0.63%
Class II 0.89% 0.88%
Class P 0.74% 0.73%
Class Y 0.49% 0.48%
N/A — Not Applicable.
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

12 - Fund Commentary - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT BNY Mellon Core Plus Bond Fund versus performance of the Bloomberg
®
U.S. Aggregate Bond Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Core Bond Fund - December 31, 2022 - Fund Commentary - 13
For the annual period ended December 31, 2022, the NVIT Core Bond Fund Class Y returned -14.58% versus -13.01% for its benchmark, the Bloomberg
®
US Aggregate Bond Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Intermediate Core Bond (consisting of 114 investments as of December 31, 2022), was -13.36% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
Persistently high inflation readouts led key central banks, including the US Federal Reserve (Fed), to signal a tightening of monetary policy. In response, the Fed raised rates a total of seven times, including four straight increases of 75 basis points (bps), moving the interest rate range from 0% to 0.25% up to 4.25% to 4.50%, a 15-year high. The magnitude of the rate increases heightened investors’ concerns about the ability of the Fed and other central banks to cool inflation without triggering a recession.
The Consumer Price Index (CPI) remained elevated throughout the period with some of its “stickier” components on an upward trajectory, leaving little room for the Federal Open Market Committee to pivot. The services component of CPI exhibited an increase in pricing pressure particularly within the shelter component (owner’s equivalent rent) as well as medical care services.
Additionally, Russia’s invasion of Ukraine weighed on markets and was an added source of volatility particularly as it relates to energy production. The confluence of these factors and their knock-on effects resulted in negative performance for the vast majority of asset classes during the period.
On a relative basis, the Fund underperformed the benchmark, the Bloomberg® U.S. Aggregate Bond Index, by 119 bps in 2022.
The Fund was underweight Treasuries, which contributed positively to performance, as rates rose during the year. Further, the
Fund was positioned for a flatter yield curve, which also contributed to positive performance. The Fund’s underweight position in
Agency Mortgage-Backed Securities (“MBS”) was another positive contributor to performance.
Conversely, the Fund’s overweight positions in corporate credit, non-Agency MBS and commercial mortgage-backed securities were the weakest performers in 2022. Asset classes suffered from rising rates and widening spreads. The Fund continues to maintain an underweight to Treasuries and an overweight to IG credit and structured products.
During the year, the Fund employed derivatives, specifically Treasury futures, to manage duration and yield curve exposure.
Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest rates. Overall, futures contributed negatively to performance in 2022.
Over 79% of the NVIT Core Bond Fund is rated single-A or higher. The Fund tends to be neutral credit quality to the benchmark with a modest overweight to higher quality securitized credit mixed with a high quality high yield allocation. 2022 was a difficult year for securitized credit due to spread volatility exceeding that of other asset classes, as a result the overweight to securitized detracted from performance. High-yield corporate bonds posted double-digit losses due to a sizable increase in yield spreads.
High-yield issuers are particularly vulnerable to slower economic growth due to their smaller average size and generally weaker balance sheets. The Fund’s out of benchmark exposure to high yield modestly detracted from performance versus the benchmark.
The Fund did not experience any liquidity events during the period.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Gary S. Davis, CFA; and Corsan Maley
The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds.
They are also subject to the claims-paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund is also subject to risk from the use of derivatives, as many derivatives create investment leverage and are highly volatile. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Bloomberg® and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.

14 - Fund Commentary - December 31, 2022 - NVIT Core Bond Fund
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Core Bond Fund - December 31, 2022 - Fund Commentary - 15
10
Asset Allocation
1
Mortgage-Backed Securities 29.6%
Corporate Bonds 27.0%
U.S. Treasury Obligations 26.2%
Asset-Backed Securities 11.0%
Commercial Mortgage-Backed Securities 2.0%
Repurchase Agreements 1.2%
Collateralized Mortgage Obligations 1.2%
Municipal Bonds 1.1%
U.S. Government Agency Security 0.9%
Loan Participation 0.1%
Futures Contracts
†
(0.0)%
Credit Default Swaps (0.1)%
Liabilities in excess of other assets (0.2)%
100.0%
Top Industries
2
Electric Utilities 4.6%
Banks 3.4%
Equity Real Estate Investment Trusts (REITs) 2.4%
Oil, Gas & Consumable Fuels 2.2%
Capital Markets 1.9%
Biotechnology 1.0%
Beverages 0.9%
Multi-Utilities 0.9%
Diversified Telecommunication Services 0.7%
Road & Rail 0.7%
Other Industries
#
81.3%
100.0%
Top Holdings
2
U.S. Treasury Notes, 1.00%, 12/15/2024 3.4%
FHLMC UMBS, 2.00%, 3/1/2052 3.2%
U.S. Treasury Bonds, 2.38%, 2/15/2042 3.1%
U.S. Treasury Bonds, 2.25%, 2/15/2052 2.8%
FNMA UMBS, 2.00%, 4/1/2052 2.6%
FNMA UMBS, 2.50%, 2/1/2052 2.1%
FHLMC UMBS, 4.00%, 8/1/2052 2.0%
FHLMC UMBS, 2.50%, 11/1/2051 1.9%
U.S. Treasury Notes, 0.25%, 3/15/2024 1.8%
U.S. Treasury Notes, 1.25%, 12/31/2026 1.7%
Other Holdings
#
75.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

16 - Fund Commentary - December 31, 2022 - NVIT Core Bond Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (14.69)% (0.40)% 0.98% 3/24/2008
Class II (14.98)% (0.66)% 0.73% 3/24/2008
Class Y (14.58)% (0.26)% 1.13% 3/24/2008
Bloomberg
®
U.S.
Aggregate Bond Index (13.01)% 0.02% 1.06%
Expense Ratios
Expense
Ratio
^
Class I 0.59%
Class II 0.84%
Class Y 0.44%
^
Current effective prospectus dated May 2, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Core Bond Fund - December 31, 2022 - Fund Commentary - 17
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT Core Bond Fund versus performance of the
Bloomberg
®
U.S. Aggregate Bond Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

18 - Fund Commentary - December 31, 2022 - NVIT DoubleLine Total Return Tactical Fund
For the annual period ended December 31, 2022, the NVIT DoubleLine Total Return Tactical Fund Class I returned -12.85% versus
-13.01% for its benchmark, the Bloomberg
®
US Aggregate Bond Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Intermediate Core-Plus Bond (consisting of 110 investments as of December 31, 2022), was -14.16%
for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
The Fund outperformed its benchmark for 2022. The last 12 months proved to be a historically adverse environment for nearly every asset class and, more specifically, one of the worst years on record for a majority of fixed income sectors. The rise in global yields and widening of credit spreads weighed heavily on performance during the year despite minimal underlying default activity.
Over the period, the Federal Reserve (“Fed”) increased its benchmark Federal Funds Effective Rate by 425 basis points (“bps”).
These hikes were the result of a hawkish pivot in Fed policy, which was an effort to combat decades’ high levels of inflation. While inflation has moderated in recent months, it remains historically elevated. U.S. Treasury yields rose across all tenors, with the
2-year yields increasing 369 bps and the 10-year yields increasing 237 bps. Tensions between Russia and Ukraine escalated in
February 2022, ultimately leading to Russia invading Ukraine. This event drove credit spreads wider and sent the prices of many commodities higher.
Over the period, every sector within the Fund generated negative returns due to the sharp rise in interest rates and credit spread widening within credit sectors. Relative outperformance during the year was driven by the Fund’s shorter duration position and overweight allocation to structured credit, which outperformed Investment Grade Corporate Credit within the benchmark. The top performing sectors within the Fund were Collateralized Loan Obligations (CLOs), Bank Loans and non-Agency Commercial
Mortgage-Backed Securities (CMBS). These sectors were less sensitive to the rise in interest rates and had high interest income.
CLOs within the Fund were effectively flat on a total return basis, putting them well ahead of index sectors, which each experienced double-digit decline.
The worst performing sectors in the Fund were U.S. Treasuries, Agency Residential Mortgage-Backed Securities (RMBS), and
Investment Grade Corporate Credit. These assets suffered from their relatively longer duration in a period of aggressively rising rates. Additionally, Agency RMBS and Investment Grade Corporate Credit experienced spread widening throughout the period in part due to the Fed’s restrictive policy actions.
The three sectors that contributed to the Fund’s outperformance during the period were Bank Loans, CLOs and CMBS, which are all still held within the Fund. The three sectors that detracted from the Fund’s returns were Investment Grade Corporate
Credits, Agency RMBS and U.S. Treasuries, which are still held in the Fund. As of the end of the year, the Fund was positioned defensively with respect to duration while upholding an overweight allocation towards credit. As of December 31, 2022, the Fund had a duration of 5.9 years versus the benchmark duration of 6.2 years. In terms of asset allocation, the Fund favors high quality assets in this environment and continues to utilize paydowns to systematically upgrade the quality of the Fund’s credit holdings without sacrificing yield.
The Fund did not invest in derivatives over the reporting period, and there were no material liquidity events that impacted Fund performance.
Subadviser:
DoubleLine Capital LP
Portfolio Managers:
Jeffrey E. Gundlach and Jeffrey J. Sherman, CFA
The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds.
They are also subject to the claims paying ability of the issuing company. The Fund may invest in corporate loans (which have speculative characteristics and are high risk). The Fund may invest in sovereign debt (a governmental entity may delay or refuse to pay interest or repay principal). The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund is non-diversified and may concentrate on specific sectors or countries, subjecting it to greater volatility than that of other mutual funds. The Fund may invest in more-aggressive investments such as derivatives (many of which create investment leverage and illiquidity, and are highly volatile).

NVIT DoubleLine Total Return Tactical Fund - December 31, 2022 - Fund Commentary - 19
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

20 - Fund Commentary - December 31, 2022 - NVIT DoubleLine Total Return Tactical Fund
Asset Allocation
1
U.S. Treasury Obligations 20.3%
Mortgage-Backed Securities 18.2%
Asset-Backed Securities 17.3%
Collateralized Mortgage Obligations 16.8%
Corporate Bonds 13.4%
Commercial Mortgage-Backed Securities 7.1%
Investment Company 2.5%
Short-Term Investment 0.5%
Foreign Government Securities 0.4%
Other assets in excess of liabilities 3.5%
100.0%
Top Industries
2
Banks 1.6%
Oil, Gas & Consumable Fuels 1.4%
Electric Utilities 0.7%
Hotels, Restaurants & Leisure 0.7%
Media 0.7%
Health Care Providers & Services 0.5%
Metals & Mining 0.5%
Capital Markets 0.5%
Chemicals 0.5%
Consumer Finance 0.5%
Other Industries 92.4%
100.0%
Top Holdings
2
U.S. Treasury Bonds, 4.00%, 11/15/2052 7.2%
U.S. Treasury Notes, 4.13%, 11/15/2032 5.1%
U.S. Treasury Bonds, 3.00%, 8/15/2052 4.2%
FNMA, 2.08%, 10/1/2033 2.7%
DoubleLine Floating Rate Fund, Class I 2.6%
GNMA, 3.50%, 5/20/2051 2.1%
FNMA UMBS, 2.50%, 11/1/2050 1.5%
FNMA UMBS, 3.00%, 8/1/2050 1.4%
FNMA UMBS, 3.50%, 11/1/2050 1.4%
FNMA UMBS, 2.00%, 5/1/2051 1.3%
Other Holdings 70.5%
100.0%
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT DoubleLine Total Return Tactical Fund - December 31, 2022 - Fund Commentary - 21
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (12.85)% (0.61)% (0.58)% 10/16/2017
Class II (13.21)% (0.85)% (0.81)% 10/16/2017
Class Y (12.84)% (0.48)% (0.44)% 10/16/2017
Bloomberg
®
U.S.
Aggregate Bond Index (13.01)% 0.02% 1.06%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.97% 0.85%
Class II 1.22% 1.00%
Class Y 0.72% 0.60%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

22 - Fund Commentary - December 31, 2022 - NVIT DoubleLine Total Return Tactical Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT DoubleLine Total Return Tactical Fund from inception through 12/31/22 versus performance of the Bloomberg
®
U.S. Aggregate Bond Index for the same period. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Federated High Income Bond Fund - December 31, 2022 - Fund Commentary - 23
For the annual period ended December 31, 2022, the NVIT Federated High Income Bond Fund Class I Fund returned -11.93%
versus -11.18% for its benchmark, the Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index. For broader comparison, the return for the Fund's closest Morningstar peer category, High Yield Bond (consisting of 89 investments as of December 31,
2022), was -10.91% for the same period. Performance for the Fund's other share classes versus the benchmark was included in the Average Annual Total Return chart in this report's Fund Performance section.
The major factors influencing markets during the period under review were concerns about the economy and inflation. Economic growth started the year slow, as the lingering impact of COVID, the outbreak of war in Ukraine, supply chain issues and surging prices, especially for energy and food, caused major distortions. Global Central Banks, including the Federal Reserve (“Fed”), responded to the surge in prices by aggressively raising short term interest rates. Longer term rates also rose, although it was less than short term rates, which resulted in an inverted yield curve. This raised further concerns about the economy; however, the second half of the year saw economic growth surprise to the upside as a robust job market, rising wages, declining COVID concerns, and normalizing supply chains provided support. Corporate earnings also proved resilient as companies were able to aggressively raise prices to offset surging input costs and rising wages, while demand was supported by the strong jobs market and from the benefits of the reopening from COVID. Default rates and credit spreads for high yield securities both climbed modestly higher. The overall impact of these factors can be illustrated by the change in credit spreads between the Credit Suisse
High Yield Bond Index and Treasury securities with similar maturities, which began the period at 355 basis points (“bps), peaked in early July at 606 bps, before declining to end the period at 499 bps.
Security selection in each of the Pharmaceuticals, Technology and Chemicals sectors negatively contributed to performance of the Fund in 2022. The three securities held by the Fund that detracted the most from the Fund’s performance were Audacy,
Mallinckrodt and Polar US Borrower. The Fund continues to hold positions in Audacy, Mallinckrodt equity and Polar US Borrower.
The Mallinckrodt equity position was established as part of a restructuring process in the period.
The Fund benefitted from its underweight to the poor performing Retailer sector in 2022. In P&C Insurance, the Fund’s overweight to the sector in addition to strong security selection within the sector contributed to outperformance in the period. Finally, the overweight to the strong performing Oil Field Services sector benefitted the Fund in the period. The three securities held by the
Fund that contributed the most positively to performance in the reporting period were Superior Energy equity, HUB International and Clarios Global. The Fund continues to retain positions in each of these three securities. The Superior Energy equity position was established as part of a restructuring process in a prior period.
The Fund’s total return for the period reflects actual cash flows, transaction costs and expenses. The Fund experienced a materially large inflow and subsequent outflow of similar size in the first quarter of 2022 that negatively impacted performance in the period.
Away from the aforementioned flows, the Fund did not invest in derivatives and there were no liquidity events that materially impacted performance in the reporting period.
The Fund did not experience any liquidity events that had a material impact on performance during the reporting period.
Subadviser:
Federated Investment Management Company
Portfolio Managers:
Mark Durbiano, CFA and Randy Stuckwish, CFA
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in high-yield bonds, which are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds.
Increased volatility may reduce the market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

24 - Fund Commentary - December 31, 2022 - NVIT Federated High Income Bond Fund
Asset Allocation
1
Corporate Bonds 95.9%
Common Stocks 0.5%
Rights
†
0.0%
Other assets in excess of liabilities 3.6%
100.0%
Top Industries
2
Technology 8.8%
Cable Satellite 8.7%
Media Entertainment 7.3%
Insurance - P&C 7.2%
Midstream 6.6%
Healthcare 6.2%
Automotive 5.9%
Packaging 5.5%
Independent Energy 4.7%
Gaming 4.2%
Other Industries 34.9%
100.0%
Top Holdings
2
HUB International Ltd., 7.00%, 5/1/2026 1.3%
Panther BF Aggregator 2 LP, 8.50%, 5/15/2027 1.2%
TransDigm , Inc., 5.50%, 11/15/2027 1.1%
Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/2030 1.1%
1011778 BC ULC, 4.00%, 10/15/2030 1.0%
NFP Corp., 6.88%, 8/15/2028 1.0%
Trivium Packaging Finance BV, 8.50%, 8/15/2027 0.9%
BroadStreet Partners, Inc., 5.88%, 4/15/2029 0.9%
Garda World Security Corp., 9.50%, 11/1/2027 0.8%
Midas Opco Holdings LLC., 5.63%, 8/15/2029 0.8%
Other Holdings 89.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Federated High Income Bond Fund - December 31, 2022 - Fund Commentary - 25
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (11.93)% 1.75% 3.58% 10/31/1997
Bloomberg
®
U.S.
Corporate High-Yield 2%
Issuer Capped Index (11.18)% 2.30% 4.03%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.99% 0.92%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

26 - Fund Commentary - December 31, 2022 - NVIT Federated High Income Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Federated High Income Bond Fund versus performance of the Bloomberg
®
U.S. Corporate High Yield (HY) 2% Issuer Capped Index over the 10-year period ended 12/31/22. Unlike, the
Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Government Bond Fund - December 31, 2022 - Fund Commentary - 27
For the annual period ended December 31, 2022, the NVIT Government Bond Fund Class I returned -12.55% versus -12.12%
for its benchmark, the Bloomberg
®
U.S. Government/Mortgage Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Intermediate Government (consisting of 34 investments as of December 31, 2022), was -11.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
Throughout 2022, the Federal Reserve (Fed) raised the Fed funds rate, which resulted in a Fed funds rate 425 basis points higher than at the beginning of 2022. While the hikes to short-term rates have benefited money market holdings tied to the overnight rate
(overnight repurchase agreements and floating rate notes), most short dated fixed-rate holdings over the year did not fully price in the scale and speed of these hikes and were a drag on money market performance.
The Fund maintained an underweight allocation to Agency Mortgage-Backed Securities (“MBS”) through the first eight months of the year, which contributed to relative performance as Agency MBS underperformed Treasuries. The Fund also benefitted from its overweight allocation to Agency Commercial Mortgage-Backed Securities, which outperformed on the year. The Fund was positioned for a flatter yield curve for part of the year, which contributed to performance as the yield curve flattened.
During the year, the Fund employed the use of derivatives, specifically U.S. Treasury Futures, to manage duration exposure.
Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest rates and curve shape. The Fund was short futures, which contributed to performance as yields rose sharply.
Conversely, the Fund’s out-of-benchmark allocations to Non-Agency MBS and Assets-Backed Securities detracted from performance in 2022. The Fund’s overweight to Agency Debt also detracted from performance, especially in the fourth quarter, as
Agency Debt underperformed Treasuries. The Fund gave back some of the outperformance related to its underweight to Agency
MBS in July, a month in which Agency MBS significantly outperformed. The Agency MBS also underperformed in November, which was another strong month for the asset class, despite covering our underweight in the third quarter.
There were no liquidity events that had a material impact on performance.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Gary R. Hunt, CFA and Chad W. Finefrock, CFA
The Fund’s value is not guaranteed by the U.S. government or any government agency. The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The fund is also subject to risk from the use of derivatives, as many derivatives create investment leverage and are highly volatile. Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
Bloomberg® and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

28 - Fund Commentary - December 31, 2022 - NVIT Government Bond Fund
Asset Allocation
1
Mortgage-Backed Securities 42.2%
U.S. Government Agency Securities 21.8%
Corporate Bonds 12.2%
U.S. Treasury Obligations 10.0%
Collateralized Mortgage Obligations 9.8%
Asset-Backed Securities 2.3%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 1.7%
100.0%
Top Holdings
2
Tennessee Valley Authority, 7.13%, 5/1/2030 7.3%
Private Export Funding Corp., 3.25%, 6/15/2025 4.1%
FFCB, 3.14%, 7/2/2026 3.9%
FFCB, 2.38%, 3/16/2032 3.9%
Private Export Funding Corp., 1.40%, 7/15/2028 3.8%
FNMA UMBS, 2.00%, 4/1/2052 3.3%
U.S. Treasury Bonds, 2.50%, 2/15/2045 3.3%
U.S. Treasury Bonds, 2.25%, 8/15/2046 3.1%
FNMA, 2.50%, 9/25/2042 2.9%
Private Export Funding Corp., 1.75%, 11/15/2024 2.8%
Other Holdings 61.6%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT Government Bond Fund - December 31, 2022 - Fund Commentary - 29
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (12.55)% (0.71)% (0.06)% 11/8/1982
Class II (12.74)% (0.96)% (0.30)% 7/8/2002
Class IV (12.56)% (0.71)% (0.06)% 4/28/2003
Class Y (12.42)% (0.56)% 0.32% 4/30/2014
Bloomberg
®
U.S.
Government/Mortgage
Index (12.12)% (0.24)% 0.67%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.72% 0.71%
Class II 0.97% 0.96%
Class IV 0.72% 0.71%
Class Y 0.57% 0.56%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

30 - Fund Commentary - December 31, 2022 - NVIT Government Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Government Bond Fund versus performance of the
Bloomberg
®
U.S. Government (Govt)/Mortgage Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Government Money Market Fund - December 31, 2022 - Fund Commentary - 31
For the annual period ended December 31, 2022, the NVIT Government Money Market Fund Class I returned 1.30% versus
1.33% for its benchmark, the iMoneyNet Money Fund Average
™
Government All. For broader comparison, the return for the Fund's closest Morningstar® peer category, Money Market - Taxable (consisting of 41 investments as of December 31, 2022), was 1.25%
for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
Over the reporting period, the investment environment for the Fund dramatically shifted due to changing central bank monetary policy. At the onset of 2022, massive pandemic government stimulus continued to be injected into the economy, supply chain issues persisted, and interest rates were held historically low for an extended period. The Federal Funds target range began
2022 at 0.00% to 0.25%, a range it was held at since the Federal Reserve (“Fed”) cut rates by 150 basis points (“bps”) over two unscheduled pandemic-driven rate cuts in March 2020. Heading into 2022, the Fed’s median projection for the year-end 2022
Federal Funds rate was just 0.9%, and the Fed only projected it to reach 1.6% by year-end 2023.
In early 2022, the Fed’s belief that the excessive inflation burdening consumers was “transitory” was put to rest. In March, war in Ukraine was well under way. The resulting spike in energy prices compounded the inflationary pressures already resulting from supply-chain issues. The Fed finally raised the policy rate off the zero lower bound at the March 2022 Federal Open Market
Committee (FOMC) meeting, tightening the Federal funds rate by 25 bps. The Fed continued to raise rates through the balance of
2022 as inflation became entrenched. In June, the Consumer Price Index (CPI) reached a 40-year high of 9.1%, a stark example of the work needed to bring inflation to a more manageable level. In September, the Fed doubled the size of Quantitative Tightening
(QT), the process of letting Treasury and mortgage-backed securities roll off the Fed’s balance sheet, from $47.5 billion to $95 billion per month. While QT is small in relation to the Fed’s massive ($8.5 trillion) balance sheet, the Fed believes QT will aid in tightening financial conditions, a necessary precursor to slowing inflation.
During 2022, the Fed raised the benchmark interest rate by 425 bps. A 50-bps hike at the December FOMC meeting set the target range at the current level of 4.25% to 4.50%, a level not seen since 2007. While December’s 50 bps rate hike remains significant in scale, it is a step down from the four consecutive 75 bps rate hikes delivered at the previous four meetings. The Fed has signaled a willingness to remain steadfast in fighting inflation.
During the year, the Fund was positioned with a short weighted average maturity (WAM) in anticipation of interest rate hikes by the Fed. Allocation of Fund assets to Treasury securities fell from 51% to 6%, while allocation to government agency securities increased from 15% to 28%, a result of increasing the allocation to agency floating rate notes (FRN’s). Triparty repurchase agreement holdings increased from 35% to 66% over the period, to maintain a shorter WAM. The Fund’s WAM ended December
2022 at 4 days, down from 38 days one year earlier. The Fund’s weighted average life (WAL) fell to 50 days from 80 days, over the period.
Contributions to Fund performance were driven by positioning the Fund with a short WAM. The combination of Treasury and agency
FRN’s comprised 30% of the Fund, up from 21% one year ago. Treasury FRN’s, which are benchmarked to the 3-month U.S.
Treasury bill and weekly reset are among the highest yielding securities in the Fund. Government agency FRN’s benchmarked to the Secured Overnight Financing Rate (SOFR) have also benefited the Fund due to their daily rate reset. The increased allocation of assets to overnight triparty repurchase agreements has been appropriate in this swiftly rising rate environment. Detractors to
Fund performance include certain fixed-rate (non-overnight) U.S. Treasury bills and U.S. government agency securities held for any significant duration over the period. Yields on longer-dated fixed rate securities the Fund invests in (Treasury bills and U.S.
government agency securities) lagged in relation to yields on overnight repurchase agreements and government floating rate securities; however, fixed rate holdings have been reduced from 44% to 4% over the period.
The Fund did not invest in derivatives, and it did not experience any liquidity events.
Subadviser:
Dreyfus Cash Investment Securities
Portfolio Manager:
Peter Henshaw, Frank Gutierrez, and Brian Wiese
The Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is open to all investors and although it seeks to preserve the value of the investment at $1.00 per share, it cannot guarantee it will do so. You could lose money by investing in the Fund. The Fund may impose a fee upon sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The
Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund may invest in shares of other government money market mutual funds,

32 - Fund Commentary - December 31, 2022 - NVIT Government Money Market Fund
including those advised by the Fund’s subadviser, to provide additional liquidity or to achieve higher yields. Please refer to the most recent prospectus for a more detailed description of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Government Money Market Fund - December 31, 2022 - Fund Commentary - 33
Asset Allocation
1
Repurchase Agreements 66.5%
U.S. Government Agency Securities 28.1%
U.S. Treasury Obligations 6.1%
Liabilities in excess of other assets (0.7)%
100.0%
Top Holdings
2
FHLB, 4.32%, 3/24/2023 2.0%
FHLB, 4.33%, 5/1/2023 2.0%
FHLB, 4.34%, 2/17/2023 1.6%
FHLB, 4.27%, 2/10/2023 1.6%
FHLB, 4.33%, 1/19/2023 1.6%
U.S. Treasury Notes, 4.44%, 7/31/2024 1.6%
FHLB, 4.36%, 3/14/2023 1.3%
FHLB, 4.34%, 1/26/2023 1.3%
U.S. Treasury Notes, 4.45%, 1/31/2023 1.1%
FHLB, 4.35%, 3/28/2023 1.0%
Other Holdings
#
84.9%
100.0%
#
For purposes of listing and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

34 - Fund Commentary - December 31, 2022 - NVIT Government Money Market Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I 1.30% 0.94% 0.51% 11/10/1981
Class II 1.13% 0.79% 0.42% 12/14/2009
Class IV 1.30% 0.94% 0.51% 4/28/2003
Class V 1.33% 0.97% 0.53% 10/31/2002
Class Y 1.40% N/A 0.96% 9/28/2018
iMoneyNet Money Fund
Average
TM
Government All 1.33% 0.79% 0.41%
Expense Ratios
Expense
Ratio
^
Class I 0.49%
Class II 0.74%
Class IV 0.49%
Class V 0.44%
Class Y 0.34%
N/A — Not Applicable.
^
Current effective prospectus dated May 2, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Government Money Market Fund - December 31, 2022 - Fund Commentary - 35
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Government Money Market Fund versus performance of the iMoneyNet Money Fund Average
TM
Government All over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

36 - Fund Commentary - December 31, 2022 - NVIT Short Term Bond Fund
For the annual period ended December 31, 2022, the NVIT Short Term Bond Fund Class Y returned -5.32% versus -3.69% for its benchmark, the Bloomberg
®
U.S Government/Credit Bond 1-3 Year Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Short-Term Bond (consisting of 58 investments as of December 31, 2022), was -4.94% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
Persistently high inflation readouts led key central banks, including the US Federal Reserve (Fed), to signal a tightening of monetary policy. In response, the Fed raised rates a total of seven times, including four straight increases of 75 basis points (bps), moving the interest rate range from 0% to 0.25% up to 4.25% to 4.50%, a 15-year high. The magnitude of the rate increases heightened investors’ concerns about the ability of the Fed and other central banks to cool inflation without triggering a recession.
The Consumer Price Index (CPI) remained elevated throughout the period with some of its “stickier” components on an upward trajectory, leaving little room for the Federal Open Market Committee to pivot. The services component of CPI exhibited an increase in pricing pressure particularly within the shelter component (owner’s equivalent rent) as well as medical care services.
Additionally, Russia’s invasion of Ukraine weighed on markets and was an added source of volatility particularly as it relates to energy production. The confluence of these factors and their knock-on effects resulted in negative performance for the vast majority of asset classes during the period.
On a relative basis, the Fund underperformed the benchmark, the Bloomberg U.S. Government/Credit Bond 1-3 Year Index, by
163 bps in 2022. The Fund was underweighted in Treasuries, which contributed positively to performance, as rates rose during the year. Further, the Fund was positioned for a flatter yield curve, which also contributed to positive performance.
The Fund’s overweight positions in non-Agency Mortgage-Backed Securities (“MBS”), collateralized loan obligations and corporate credit were the weakest performers in 2022. These asset classes suffered from rising rates and widening spreads.
Although the overall overweight to spread product was reduced in 2022, the Fund continues to maintain an overweight in structured products and corporate credit and an underweight in Treasuries.
During the year, the Fund employed derivatives, specifically Treasury futures, to manage duration exposure. Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest rates. The Fund used futures to hedge the longer duration of corporate credit and Agency MBS relative to the benchmark. Futures contributed negatively to performance in 2022.
Over 80% of the Fund is rated single-A or higher. The portfolio, during the period, hovered between AA- and A+ rating due to the overweight allocation to corporate credit. The benchmark carried a AA rating throughout the period. The overweight allocation to corporate credit contributed to outperformance over the benchmark for the year.
The Fund did not experience any liquidity events during the period.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Gary S. Davis, CFA and Corsan Maley
The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds.
They are also subject to the claims-paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Short Term Bond Fund - December 31, 2022 - Fund Commentary - 37
Asset Allocation
1
U.S. Treasury Obligations 34.8%
Corporate Bonds 33.8%
Asset-Backed Securities 24.1%
Collateralized Mortgage Obligations 3.6%
Mortgage-Backed Securities 1.8%
Repurchase Agreements 0.9%
Commercial Mortgage-Backed Securities 0.7%
Loan Participation 0.1%
Futures Contracts
†
0.0%
Credit Default Swaps (0.1)%
Other assets in excess of liabilities 0.3%
100.0%
Top Industries
2
Banks 9.5%
Electric Utilities 2.4%
Insurance 2.4%
Oil, Gas & Consumable Fuels 1.5%
Entertainment 1.3%
Capital Markets 1.3%
Pharmaceuticals 1.2%
Media 1.1%
Road & Rail 1.1%
Thrifts & Mortgage Finance 1.0%
Other Industries
#
77.2%
100.0%
Top Holdings
2
U.S. Treasury Notes, 0.50%, 3/31/2025 7.8%
U.S. Treasury Notes, 1.00%, 12/15/2024 7.1%
U.S. Treasury Notes, 4.50%, 11/30/2024 6.0%
U.S. Treasury Notes, 0.38%, 8/15/2024 4.0%
U.S. Treasury Notes, 3.00%, 6/30/2024 2.5%
U.S. Treasury Notes, 2.88%, 6/15/2025 2.0%
U.S. Treasury Notes, 1.50%, 2/15/2030 1.7%
U.S. Treasury Notes, 2.00%, 5/31/2024 1.3%
U.S. Treasury Notes, 0.38%, 4/15/2024 1.3%
Tricon American Homes Trust, 2.93%, 1/17/2036 1.1%
Other Holdings
#
65.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

38 - Fund Commentary - December 31, 2022 - NVIT Short Term Bond Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (5.39)% 0.48% 0.81% 3/24/2008
Class II (5.67)% 0.24% 0.55% 3/24/2008
Class Y (5.32)% 0.62% 0.95% 3/24/2008
Bloomberg
®
U.S. 1-3 Year
Government/Credit Bond
Index (3.69)% 0.92% 0.88%
Expense Ratios
Expense
Ratio
^
Class I 0.54%
Class II 0.79%
Class Y 0.39%
^
Current effective prospectus dated May 2, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Short Term Bond Fund - December 31, 2022 - Fund Commentary - 39
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT Short Term Bond Fund versus performance of the
Bloomberg
®
U.S. 1-3 Year Government (Govt)/Credit Bond Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

40 - Shareholder Expense Example - December 31, 2022 - Fixed Income Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT Amundi Multi Sector Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,017.10 4.12 0.81
Hypothetical
(b)(c)
1,000.00 1,021.12 4.13 0.81
NVIT BNY Mellon Core Plus Bond Fund
Class I Shares
Actual
(b)
1,000.00 984.50 3.15 0.63
Hypothetical
(b)(c)
1,000.00 1,022.03 3.21 0.63
Class II Shares
Actual
(b)
1,000.00 983.00 4.40 0.88
Hypothetical
(b)(c)
1,000.00 1,020.77 4.48 0.88
Class P Shares
Actual
(b)
1,000.00 983.30 3.65 0.73
Hypothetical
(b)(c)
1,000.00 1,021.53 3.72 0.73
Class Y Shares
Actual
(b)
1,000.00 984.00 2.40 0.48
Hypothetical
(b)(c)
1,000.00 1,022.79 2.45 0.48

Fixed Income Funds - December 31, 2022 - Shareholder Expense Example - 41
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT Core Bond Fund
Class I Shares
Actual
(b)
1,000.00 965.80 2.92 0.59
Hypothetical
(b)(c)
1,000.00 1,022.23 3.01 0.59
Class II Shares
Actual
(b)
1,000.00 963.90 4.16 0.84
Hypothetical
(b)(c)
1,000.00 1,020.97 4.28 0.84
Class Y Shares
Actual
(b)
1,000.00 966.10 2.18 0.44
Hypothetical
(b)(c)
1,000.00 1,022.99 2.24 0.44
NVIT DoubleLine Total Return Tactical Fund
Class I Shares
Actual
(b)
1,000.00 968.20 2.93 0.59
Hypothetical
(b)(c)
1,000.00 1,022.23 3.01 0.59
Class II Shares
Actual
(b)
1,000.00 965.60 4.86 0.98
Hypothetical
(b)(c)
1,000.00 1,020.27 4.99 0.98
Class Y Shares
Actual
(b)
1,000.00 968.50 2.88 0.58
Hypothetical
(b)(c)
1,000.00 1,022.28 2.96 0.58
NVIT Federated High Income Bond Fund
Class I Shares
Actual
(b)
1,000.00 1,024.60 4.64 0.91
Hypothetical
(b)(c)
1,000.00 1,020.62 4.63 0.91
NVIT Government Bond Fund
Class I Shares
Actual
(b)
1,000.00 959.20 3.41 0.69
Hypothetical
(b)(c)
1,000.00 1,021.73 3.52 0.69
Class II Shares
Actual
(b)
1,000.00 957.50 4.64 0.94
Hypothetical
(b)(c)
1,000.00 1,020.47 4.79 0.94
Class IV Shares
Actual
(b)
1,000.00 959.10 3.41 0.69
Hypothetical
(b)(c)
1,000.00 1,021.73 3.52 0.69
Class Y Shares
Actual
(b)
1,000.00 935.00 2.78 0.57
Hypothetical
(b)(c)
1,000.00 1,022.33 2.91 0.57

42 - Shareholder Expense Example - December 31, 2022 - Fixed Income Funds
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT Government Money Market Fund
Class I Shares
Actual
(b)
1,000.00 1,012.20 2.28 0.45
Hypothetical
(b)(c)
1,000.00 1,022.94 2.29 0.45
Class II Shares
Actual
(b)
1,000.00 1,010.90 3.55 0.70
Hypothetical
(b)(c)
1,000.00 1,021.68 3.57 0.70
Class IV Shares
Actual
(b)
1,000.00 1,012.20 2.28 0.45
Hypothetical
(b)(c)
1,000.00 1,022.94 2.29 0.45
Class V Shares
Actual
(b)
1,000.00 1,012.40 2.03 0.40
Hypothetical
(b)(c)
1,000.00 1,023.19 2.04 0.40
Class Y Shares
Actual
(b)
1,000.00 1,012.90 1.52 0.30
Hypothetical
(b)(c)
1,000.00 1,023.69 1.53 0.30
NVIT Short Term Bond Fund
Class I Shares
Actual
(b)
1,000.00 997.60 2.82 0.56
Hypothetical
(b)(c)
1,000.00 1,022.38 2.85 0.56
Class II Shares
Actual
(b)
1,000.00 995.90 4.07 0.81
Hypothetical
(b)(c)
1,000.00 1,021.12 4.13 0.81
Class Y Shares
Actual
(b)
1,000.00 998.30 2.07 0.41
Hypothetical
(b)(c)
1,000.00 1,023.14 2.09 0.41
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

NVIT Amundi Multi Sector Bond Fund - December 31, 2022 - Statement of Investments - 43
Asset-Backed Securities 7.9%
Principal
Amount ($) Value ($)
Airlines 0.2%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 300,000 238,032
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 272,034 258,809
496,841
Automobiles 1.9%
Foursight Capital Automobile
Receivables Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(a) 600,000 543,001
Series 2021-2, Class F,
4.19%, 2/15/2029(a) 490,000 444,090
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(a) 1,560,000 1,402,534
Series 2021-3, Class F,
3.69%, 2/26/2029(a) 1,000,000 867,179
Santander Bank Auto Credit-
Linked Notes, Series
2022-A, Class D, 9.97%,
5/15/2032(a) 1,075,000 1,036,411
4,293,215
Credit Card 0.5%
Continental Credit Card ABS
LLC, Series 2019-1A, Class
C, 6.16%, 8/15/2026(a) 1,200,000 1,159,625
Equipment Loans & Leases 0.8%
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 2,252,597 1,696,457
Other 4.5%
AMSR Trust
Series 2022-SFR3, Class
E1, 4.00%, 10/17/2039(a) 900,000 735,690
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2021-FL4, Class E, 7.72%,
11/15/2036(a)(b) 1,500,000 1,363,418
MF1 Ltd., Series 2021-
FL7, Class D, 6.89%,
10/16/2036(a)(b) 1,600,000 1,465,131
Progress Residential Trust
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 1,741,384
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,364,874
Series 2021-SFR9, Class F,
4.05%, 11/17/2040(a) 780,000 619,066
Race Point VIII CLO Ltd.,
Series 2013-8A, Class CR2,
6.73%, 2/20/2030(a)(b) 650,000 615,173
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Sierra Timeshare Receivables
Funding LLC, Series
2019-1A, Class D, 4.75%,
1/20/2036(a) 166,010 156,374
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 870,485
Tricon American Homes Trust,
Series 2017-SFR2, Class F,
5.10%, 1/17/2036(a) 1,300,000 1,258,312
10,189,907
Total Asset-Backed Securities
(cost $20,288,669)
17,836,045
Collateralized Mortgage Obligations 11.3%
Bellemeade RE Ltd., Series
2021-3A, Class B1, 7.78%,
9/25/2031(a)(b) 2,100,000 1,791,616
Connecticut Avenue Securities
Trust, Series 2022-
R01, Class 1B2, 9.93%,
12/25/2041(a)(b) 1,650,000 1,424,679
Eagle RE Ltd., Series 2021-
2, Class M2, 8.18%,
4/25/2034(a)(b) 2,690,000 2,493,224
FARM Mortgage Trust, Series
2021-1, Class B, 3.24%,
7/25/2051(a)(b) 647,530 436,992
FHLMC STACR REMIC Trust
Series 2022-DNA1, Class
B2, 11.03%, 1/25/2042(a)(b) 1,770,000 1,371,786
Series 2020-DNA5, Class
B2, 15.43%, 10/25/2050(a)
(b) 260,000 291,424
Series 2020-DNA6, Class
B2, 9.58%, 12/25/2050(a)(b) 2,115,000 1,789,606
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 15.39%, 10/25/2048(a)
(b) 2,800,000 3,022,450
Series 2019-DNA3, Class
B2, 12.54%, 7/25/2049(a)(b) 1,360,000 1,371,856
FHLMC Structured Agency
Credit Risk Debt Notes,
Series 2020-HQA5, Class
B2, 11.33%, 11/25/2050(a)
(b) 1,140,000 1,026,349
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.20%, 6/1/2051(a)(b) 87,883,040 838,281
FNMA, Series 2021-R02,
Class 2B2, 10.13%,
11/25/2041(a)(b) 590,000 497,151
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 2,045,378 379,550

44 - Statement of Investments - December 31, 2022 - NVIT Amundi Multi Sector Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 1,039,206 181,834
Home RE Ltd., Series 2020-
1, Class B1, 11.39%,
10/25/2030(a)(b) 300,000 298,884
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 29,473,967 300,360
JP Morgan Mortgage Trust
Series 2021-10, Class AX1,
IO, 0.12%, 12/25/2051(a)(b) 55,361,835 299,364
Series 2021-8, Class AX1,
IO, 0.13%, 12/25/2051(a)(b) 49,391,694 287,148
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
8.74%, 7/25/2029(a)(b) 3,270,000 3,172,356
Oaktown Re VII Ltd., Series
2021-2, Class B1, 8.33%,
4/25/2034(a)(b) 1,390,000 1,126,475
STACR Trust, Series 2018-
HRP2, Class B2, 14.89%,
2/25/2047(a)(b) 2,000,000 2,098,648
Traingle Re Ltd., Series
2020-1, Class B1, 12.14%,
10/25/2030(a)(b) 250,000 250,829
Triangle Re Ltd., Series
2021-3, Class B1, 8.88%,
2/25/2034(a)(b) 910,000 720,718
Total Collateralized Mortgage Obligations
(cost $27,125,317)
25,471,580
Commercial Mortgage-Backed Securities 9.8%
BX Commercial Mortgage
Trust, Series 2021-
VOLT, Class F, 6.72%,
9/15/2036(a)(b) 1,000,000 920,005
BX Trust, Series 2021-
ARIA, Class D, 6.21%,
10/15/2036(a)(b) 3,000,000 2,774,299
Commercial Mortgage Trust,
Series 2015-CR26, Class D,
3.47%, 10/10/2048(b) 3,000,000 2,423,888
FHLMC Multifamily Structured
Credit Risk REMICS
Series 2021-MN1, Class
M2, 7.30%, 1/25/2051(a)(b) 1,275,000 1,138,670
Series 2021-MN3, Class
M2, 7.52%, 11/25/2051(a)
(b) 1,615,000 1,417,443
GS Mortgage Securities Corp.
Trust
Series 2021-IP, Class D,
6.42%, 10/15/2036(a)(b) 700,000 639,093
Series 2021-IP, Class E,
7.87%, 10/15/2036(a)(b) 300,000 282,410
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
JPMDB Commercial Mortgage
Securities Trust, Series
2016-C2, Class D, 3.33%,
6/15/2049(a)(b) 2,500,000 1,534,117
Med Trust, Series 2021-
MDLN, Class F, 8.32%,
11/15/2038(a)(b) 1,865,000 1,715,366
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.20%, 4/15/2048(a)(b) 2,000,000 1,585,519
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,369,824
Morgan Stanley Capital
I Trust, Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 1,400,000 1,078,440
Multifamily Connecticut
Avenue Securities Trust,
Series 2019-01, Class CE,
13.14%, 10/25/2049(a)(b) 2,136,000 1,969,573
SLG Office Trust, Series
2021-OVA, Class E, 2.85%,
7/15/2041(a) 3,425,000 2,385,719
Total Commercial Mortgage-Backed
Securities
(cost $25,854,173) 22,234,366
Common Stocks 0.1%
Shares
Airlines 0.1%
Grupo Aeromexico SAB de
CV *∞ 43,743 359,166
Paper & Forest Products 0.0%
†
Catalyst Paper Corp. *^∞ 344,368 0
Total Common Stocks
(cost $729,291)
359,166
Convertible Bonds 1.3%
Principal
Amount ($)
Airlines 0.7%
Air Canada, 4.00%, 7/1/2025 1,377,000 1,634,295
Hotels, Restaurants & Leisure 0.5%
DraftKings Holdings, Inc.,
0.00%, 3/15/2028 1,789,000 1,106,496
Pharmaceuticals 0.1%
Tricida, Inc., 3.50%,
5/15/2027(c) 1,260,000 113,400
Total Convertible Bonds
(cost $4,451,557)
2,854,191

NVIT Amundi Multi Sector Bond Fund - December 31, 2022 - Statement of Investments - 45
Convertible Preferred Stock 0.6%
Principal
Amount ($) Value ($)
Banks 0.6%
Wells Fargo & Co., 7.50%, 1,075 1,273,875
Total Convertible Preferred
Stock
(cost $1,516,985) 1,273,875
Corporate Bonds 56.0%
Aerospace & Defense 0.4%
Boeing Co. (The) ,
5.81%, 5/1/2050 1,040,000 964,263
Air Freight & Logistics 0.5%
Western Global Airlines LLC ,
10.38%, 8/15/2025(a) 1,530,000 1,148,924
Airlines 3.4%
Allegiant Travel Co. ,
7.25%, 8/15/2027(a) 295,000 280,593
American Airlines, Inc. ,
5.75%, 4/20/2029(a) 345,000 315,315
Gol Finance SA ,
8.00%, 6/30/2026(a) 3,225,000 1,917,481
Grupo Aeromexico SAB de
CV ,
8.50%, 3/17/2027(a) 2,365,000 2,088,866
Spirit Loyalty Cayman Ltd. ,
8.00%, 9/20/2025(a) 975,000 980,002
Transportes Aereos
Portugueses SA ,
Reg. S, 5.63%, 12/2/2024 EUR 2,000,000 2,022,497
7,604,754
Auto Components 1.0%
Dealer Tire LLC ,
8.00%, 2/1/2028(a)(d) 1,247,000 1,097,202
Iochpe-Maxion Austria GmbH ,
5.00%, 5/7/2028(a) 1,280,000 1,064,333
2,161,535
Banks 14.6%
Bank of Nova Scotia (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.05%),
4.59%, 5/4/2037(e) 2,695,000 2,299,790
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(d)(e) 1,845,000 1,923,096
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.00%),
5.75%, 8/9/2033(d)(e) 1,155,000 1,091,084
Comerica Bank ,
(SOFR + 2.61%), 5.33%,
8/25/2033(d)(e) 989,000 950,004
HSBC Holdings plc ,
(SOFR + 3.35%), 7.39%,
11/3/2028(d)(e) 1,820,000 1,912,729
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(SOFR + 2.87%), 5.40%,
8/11/2033(d)(e) 1,200,000 1,111,228
ING Groep NV ,
Series NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(e)(f) 2,408,000 1,652,505
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 4.40%),
8.25%, 11/21/2033(a)(e) 1,380,000 1,399,998
JPMorgan Chase & Co. ,
(SOFR + 2.08%), 4.91%,
7/25/2033(d)(e) 1,780,000 1,694,786
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
4.98%, 8/11/2033(d)(e) 855,000 785,053
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.75%),
7.95%, 11/15/2033(e) 1,407,000 1,489,311
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.40%),
5.67%, 9/13/2033(d)(e) 1,730,000 1,716,638
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.35%),
3.03%, 11/28/2035(e) 1,815,000 1,336,329
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/01/2029(a)(e)(f) 940,000 725,730
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.20%),
6.22%, 6/15/2033(a)(e) 2,300,000 2,151,154
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
4.03%, 1/21/2043(a)(d)(e) 1,255,000 849,182
Toronto-Dominion Bank (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.08%),
8.12%, 10/31/2082(e) 1,780,000 1,851,200
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(d)(e) 2,350,000 2,204,282

46 - Statement of Investments - December 31, 2022 - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(e) 3,000,000 2,633,625
US Bancorp ,
(SOFR + 2.11%), 4.97%,
7/22/2033(d)(e) 1,240,000 1,176,485
(SOFR + 2.09%), 5.85%,
10/21/2033(d)(e) 1,995,000 2,071,089
33,025,298
Biotechnology 0.7%
Cidron Aida Finco Sarl ,
5.00%, 4/1/2028(a) EUR 1,800,000 1,642,606
Building Products 0.2%
Fortune Brands Innovations,
Inc. ,
4.50%, 3/25/2052 335,000 251,503
MIWD Holdco II LLC ,
5.50%, 2/1/2030(a) 125,000 99,519
351,022
Capital Markets 4.7%
Bank of New York Mellon
Corp. (The) ,
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(e) 1,050,000 1,088,424
Blackstone Holdings Finance
Co. LLC ,
6.20%, 4/22/2033(a)(d) 1,722,000 1,735,787
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(e) 1,310,000 1,197,810
Nomura Holdings, Inc. ,
5.61%, 7/6/2029(d) 3,550,000 3,486,291
Northern Trust Corp. ,
6.13%, 11/2/2032(d) 2,870,000 3,026,249
10,534,561
Chemicals 1.5%
Albemarle Corp. ,
5.65%, 6/1/2052(d) 1,746,000 1,588,617
Celanese US Holdings LLC ,
6.38%, 7/15/2032(d) 695,000 660,909
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(a)(d) 1,355,000 1,217,092
3,466,618
Commercial Services & Supplies 0.8%
Allied Universal Holdco LLC ,
3.63%, 6/1/2028(a) 850,000 719,808
4.63%, 6/1/2028(a) 590,000 487,299
4.63%, 6/1/2028(a)(d) 390,000 316,190
6.00%, 6/1/2029(a)(d) 520,000 377,395
1,900,692
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment 0.6%
Motorola Solutions, Inc. ,
5.60%, 6/1/2032(d) 1,307,000 1,272,295
Construction & Engineering 1.4%
Artera Services LLC ,
9.03%, 12/4/2025(a)(d) 678,751 565,461
Promontoria Holding 264 BV ,
6.38%, 3/1/2027(a) EUR 1,355,000 1,350,813
7.88%, 3/1/2027(a) 1,255,000 1,162,477
3,078,751
Consumer Finance 3.1%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 1,090,000 852,119
Avation Capital SA ,
6.50%, 10/31/2026(a)(g) 2,057,430 1,608,367
Ford Motor Credit Co. LLC ,
2.90%, 2/10/2029(d) 3,000,000 2,396,280
3.63%, 6/17/2031 600,000 471,335
VistaJet Malta Finance plc ,
7.88%, 5/1/2027(a)(d) 810,000 730,737
6.38%, 2/1/2030(a)(d) 1,192,000 955,776
7,014,614
Diversified Financial Services 0.6%
Four Lakes Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.50%), 10.92%,
1/7/2026(a)(e) 450,000 450,000
Mona Lisa Re Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 0.13%), 0.00%,
1/8/2026(a)(e) 450,000 450,000
Mystic Re IV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 0.50%), 4.75%,
1/8/2026(a)(e) 450,000 449,775
1,349,775
Diversified Telecommunication Services 1.5%
Altice France SA ,
5.13%, 1/15/2029(a) 200,000 150,382
5.13%, 7/15/2029(a) 1,785,000 1,338,292
Total Play Telecomunicaciones
SA de CV ,
6.38%, 9/20/2028(a) 1,355,000 1,058,185
Windstream Escrow LLC ,
7.75%, 8/15/2028(a)(d) 1,135,000 924,827
3,471,686
Electric Utilities 3.3%
Duke Energy Corp. ,
5.00%, 8/15/2052 2,080,000 1,845,722
Enel Finance International NV ,
5.00%, 6/15/2032(a) 3,260,000 2,936,043
7.75%, 10/14/2052(a)(d) 855,000 913,384
Entergy Louisiana LLC ,
4.75%, 9/15/2052 405,000 363,399

NVIT Amundi Multi Sector Bond Fund - December 31, 2022 - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Light Servicos de Eletricidade
SA ,
4.38%, 6/18/2026(a) 1,730,000 1,443,048
7,501,596
Electrical Equipment 0.4%
Energizer Gamma Acquisition
BV ,
3.50%, 6/30/2029(a) EUR 1,080,000 918,033
Electronic Equipment, Instruments & Components 0.8%
Belden, Inc. ,
3.38%, 7/15/2031(a) 1,925,000 1,710,311
Equity Real Estate Investment Trusts (REITs) 1.0%
HAT Holdings I LLC ,
3.38%, 6/15/2026(a)(d) 1,022,000 887,914
Uniti Group LP ,
6.00%, 1/15/2030(a)(d) 2,200,000 1,392,114
2,280,028
Food Products 1.6%
JBS USA LUX SA ,
5.75%, 4/1/2033(a) 645,000 615,188
6.50%, 12/1/2052(a) 1,285,000 1,223,078
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a) 2,245,000 1,842,314
3,680,580
Health Care Providers & Services 0.2%
Elevance Health, Inc. ,
6.10%, 10/15/2052 505,000 538,366
Hotels, Restaurants & Leisure 0.9%
Deuce Finco plc ,
5.50%, 6/15/2027(a) GBP 655,000 629,926
Grupo Posadas SAB de CV ,
2.50%, 12/30/2027(a)(d)
(h) (g) 779,690 608,607
Viking Ocean Cruises Ship VII
Ltd. ,
5.63%, 2/15/2029(a) 910,000 732,550
1,971,083
Insurance 1.3%
Alamo Re II Pte. Ltd. ,
Series A, (T-BILL 1MO +
5.52%), 9.80%, 6/8/2023(a)
(e) 250,000 249,500
Farmers Exchange Capital III ,
(ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(d)(e) 2,010,000 1,833,632
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 788,433
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Mutual of Omaha Insurance
Co. ,
(ICE LIBOR USD 3
Month + 2.64%), 4.30%,
7/15/2054(a)(e) 170,000 161,862
3,033,427
Machinery 0.2%
Park-Ohio Industries, Inc. ,
6.63%, 4/15/2027 590,000 400,811
Marine 0.4%
Hidrovias International
Finance SARL ,
4.95%, 2/8/2031(a) 970,000 718,480
Seaspan Corp. ,
5.50%, 8/1/2029(a) 380,000 287,964
1,006,444
Media 1.4%
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a)(d) 2,930,000 2,151,411
CSC Holdings LLC ,
4.63%, 12/1/2030(a) 1,400,000 773,688
5.00%, 11/15/2031(a)(d) 300,000 167,610
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a) 693,000 5,197
3,097,906
Metals & Mining 0.8%
Anglo American Capital plc ,
4.75%, 3/16/2052(a)(d) 1,065,000 884,233
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 860,000 671,167
TMS International Corp. ,
6.25%, 4/15/2029(a)(d) 346,000 247,480
1,802,880
Multi-Utilities 0.5%
Algonquin Power & Utilities
Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.25%),
4.75%, 1/18/2082(d)(e) 1,330,000 1,077,300
Oil, Gas & Consumable Fuels 4.7%
Boardwalk Pipelines LP ,
3.60%, 9/1/2032 340,000 281,349
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 2,321,000 1,938,035
Golar LNG Ltd. ,
7.00%, 10/20/2025(a) 688,751 675,665
International Petroleum Corp. ,
Reg. S, 7.25%, 2/1/2027(a) 1,154,000 1,061,680

48 - Statement of Investments - December 31, 2022 - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
MC Brazil Downstream
Trading SARL ,
7.25%, 6/30/2031(a) 2,190,000 1,805,880
Midwest Connector Capital
Co. LLC ,
4.63%, 4/1/2029(a) 1,467,000 1,325,281
Petroleos Mexicanos ,
6.70%, 2/16/2032 2,047,000 1,607,401
6.75%, 9/21/2047 508,000 324,103
SCC Power plc ,
4.00%, 12/31/2028(a)(g) 1,846,451 635,384
0.00%, 5/17/2032(a)(g) 1,000,161 24,835
Tullow Oil plc ,
10.25%, 5/15/2026(a) 1,306,000 1,047,412
10,727,025
Pharmaceuticals 0.9%
Gruenenthal GmbH ,
4.13%, 5/15/2028(a) EUR 2,100,000 2,017,531
Professional Services 0.2%
CoreLogic, Inc. ,
4.50%, 5/1/2028(a) 680,000 521,696
Real Estate Management & Development 0.4%
Kennedy-Wilson, Inc. ,
4.75%, 2/1/2030 1,160,000 884,500
Road & Rail 0.3%
Ashtead Capital, Inc. ,
5.50%, 8/11/2032(a) 630,000 602,576
Software 0.1%
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a)(d) 395,000 291,088
Specialty Retail 1.3%
AutoNation, Inc. ,
3.85%, 3/1/2032 1,750,000 1,396,809
Shiba Bidco SpA ,
4.50%, 10/31/2028(a) 1,710,000 1,565,813
2,962,622
Thrifts & Mortgage Finance 0.3%
United Wholesale Mortgage
LLC ,
5.50%, 4/15/2029(a)(d) 850,000 676,158
Total Corporate Bonds
(cost $147,068,186)
126,689,355
Foreign Government Security 0.3%
SERBIA 0.3%
Republic of Serbia,
2.05%, 9/23/2036(a) EUR 1,225,000 734,764
Total Foreign Government Security
(cost $1,398,568)
734,764
Loan Participations 3.8%
Principal
Amount ($) Value ($)
Airlines 0.5%
LaserShip, Inc., 1st Lien Term
Loan, (ICE LIBOR USD 3
Month + 4.50%), 9.23%,
5/7/2028 (e) 651,750 464,098
Propulsion (BC) Newco
LLC, Term Loan, (SOFR +
4.00%), 7.18%, 9/14/2029
(e) 780,000 756,600
1,220,698
0
Construction Machinery 0.2%
PECF USS Intermediate
Holding III Corp., Term
Loan, (ICE LIBOR USD 1
Month + 4.25%), 8.63%,
12/15/2028 (e) 534,600 444,237
0
Homefurnishing Retail 0.5%
Osmosis Buyer Ltd., Term
Loan, (SOFR + 3.75%),
7.84%, 7/31/2028 (e) 1,162,778 1,093,012
Osmosis Buyer Ltd., Term
Loan B, (SOFR + 3.75%),
8.09%, 7/31/2028 (e) 101,111 95,044
1,188,056
0
Media 0.6%
Radiate Holdco LLC, Term
Loan, (ICE LIBOR USD 1
Month + 3.25%), 7.63%,
9/25/2026 (e) 1,668,150 1,348,949
0
Metal Fabrication/Hardware 0.6%
Grinding Media, Inc., 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.00%),
8.07%, 10/12/2028 (e) 1,382,500 1,278,812
0
Oil & Gas Services 1.4%
ProFrac Holdings II LLC, Term
Loan, (SOFR + 7.25%),
11.10%, 3/4/2025 (e) 3,060,790 3,137,310
0
Total Loan Participations
(cost $9,301,053) 8,618,062
Municipal Bond 0.4%
Arizona 0.4%
Arizona Industrial
Development Authority, RB,
Series A, 3.00%, 2/1/2045 1,300,000 991,063
Total Municipal Bond
(cost $1,108,771)
991,063

NVIT Amundi Multi Sector Bond Fund - December 31, 2022 - Statement of Investments - 49
Warrants 0.0%
†
Number of
Warrants Value ($)
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026 *∞ 35,000 0
Total Warrants (cost $0) 0
Repurchase Agreements 2.0%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,453,073,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$1,481,426. (i)(j) 1,452,378 1,452,378
MetLife, Inc.
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $2,000,956,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 1/12/2023 -
2/15/2051; total market
value $2,041,060. (i)(j) 2,000,000 2,000,000
Pershing LLC
4.33%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,000,482,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.63%
- 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$1,020,000. (i)(j) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $4,452,378)
4,452,378
Total Investments
(cost $243,294,948) — 93.5%
211,514,845
Other assets in excess of
liabilities — 6.5% 14,678,992
NET ASSETS — 100.0%
$ 226,193,837
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $134,282,001 which represents 59.37% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2022.
(c) Security in default.
(d) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $24,627,025, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,452,378 and by
$21,093,868 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 5.25%, and maturity dates ranging from 2/28/2023 –
11/15/2051, a total value of $25,546,246.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2022.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2022.
The maturity date reflects the next call date.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2022.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$4,452,378.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate

50 - Statement of Investments - December 31, 2022 - NVIT Amundi Multi Sector Bond Fund
Currency:
EUR Euro
GBP British Pound
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of December 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
39-V1 5.00 Quarterly 12/20/2027 4.85 USD 61,000,000 935,416 (1,383,877) (448,461)
Markit CDX
North American
Investment Grade
Index Series
39-V1 1.00 Quarterly 12/20/2027 0.82 USD 50,000,000 (138,089) (275,692) (413,781)
797,327 (1,659,569) (862,242)
As of December 31, 2022, the Fund had $4,316,073 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

NVIT Amundi Multi Sector Bond Fund - December 31, 2022 - Statement of Investments - 51
Forward Foreign Currency Contracts outstanding as of December 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 670,561 GBP 543,988 Bank of America NA 1/19/2023 12,630
Total unrealized appreciation 12,630
USD 13,020,382 EUR 12,190,000 Morgan Stanley Co., Inc. 1/19/2023 (42,538)
USD 355,962 MXN 7,118,683 HSBC Bank PLC 3/29/2023 (3,748)
Total unrealized depreciation (46,286)
Net unrealized depreciation (33,656)
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 73 3/2023 USD 14,970,703 17,669
U.S. Treasury Long Bond 42 3/2023 USD 5,264,438 (52,428)
Total long contracts (34,759)
Short Contracts
Euro-Bobl (16) 3/2023 EUR (1,982,473) 67,082
Euro-Bund (29) 3/2023 EUR (4,126,553) 265,287
U.S. Treasury 5 Year Note (17) 3/2023 USD (1,834,805) 887
U.S. Treasury 10 Year Note (276) 3/2023 USD (30,993,937) 481,987
U.S. Treasury 10 Year Ultra Note (388) 3/2023 USD (45,893,125) 237,629
U.S. Treasury Ultra Bond (59) 3/2023 USD (7,924,438) (23,656)
Total short contracts 1,029,216
Net contracts 994,457
As of December 31, 2022, the Fund had $2,288,148 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

52 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
Asset-Backed Securities 8.3%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 41,910 39,873
Automobiles 1.6%
AmeriCredit Automobile
Receivables Trust
Series 2022-1, Class A2,
2.05%, 1/20/2026 1,582,337 1,563,611
Series 2022-2, Class B,
4.81%, 4/18/2028 1,814,000 1,780,873
Avis Budget Rental Car
Funding AESOP LLC,
Series 2020-1A, Class A,
2.33%, 8/20/2026(a) 2,475,000 2,290,242
Drive Auto Receivables Trust,
Series 2021-2, Class B,
0.58%, 12/15/2025 5,377,054 5,309,349
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 2,644,000 2,602,329
Ford Credit Auto Owner Trust,
Series 2022-C, Class A4,
4.59%, 12/15/2027 4,071,000 4,028,356
Santander Drive Auto
Receivables Trust
Series 2021-3, Class B,
0.60%, 12/15/2025 4,647,286 4,612,409
Series 2022-1, Class B,
2.36%, 8/17/2026 4,273,000 4,141,202
Series 2022-5, Class A3,
4.11%, 8/17/2026 1,751,000 1,718,563
28,046,934
Equipment Loans & Leases 0.1%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 795,000 786,224
Other 6.0%
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
5.29%, 4/21/2035(a)(b) 8,660,000 8,528,004
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 5.64%,
4/15/2034(a)(b) 5,600,000 5,461,910
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 4,008,000 3,470,912
DB Master Finance LLC,
Series 2021-1A, Class A2I,
2.05%, 11/20/2051(a) 4,144,140 3,537,314
Flexential Issuer, Series
2021-1A, Class A2, 3.25%,
11/27/2051(a) 4,941,000 4,307,434
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Fortress Credit Opportunities
IX CLO Ltd., Series 2017-
9A, Class A1TR, 5.63%,
10/15/2033(a)(b) 7,250,000 6,976,008
FREED ABS Trust, Series
2021-3FP, Class B, 1.01%,
11/20/2028(a) 1,492,326 1,474,668
Hilton Grand Vacations Trust,
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 587,429 563,550
Marlette Funding Trust, Series
2022-3A, Class A, 5.18%,
11/15/2032(a) 1,039,542 1,031,278
MCF CLO IX Ltd., Series
2019-1A, Class A1R,
5.36%, 7/17/2031(a)(b) 6,213,000 6,066,647
MF1 Ltd.
Series 2021-FL7, Class AS,
5.79%, 10/16/2036(a)(b) 6,378,500 6,013,162
Series 2022-FL8, Class A,
5.18%, 2/19/2037(a)(b) 4,332,500 4,151,859
Neuberger Berman Loan
Advisers CLO 47 Ltd.,
Series 2022-47A, Class A,
5.13%, 4/14/2035(a)(b) 12,721,428 12,373,789
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 7,268,000 6,141,240
Pagaya AI Debt Selection
Trust, Series 2021-3, Class
A, 1.15%, 5/15/2029(a) 791,066 770,734
PFS Financing Corp., Series
2021-B, Class A, 0.77%,
8/15/2026(a) 8,280,000 7,634,589
Purewest Funding LLC, Series
2021-1, Class A1, 4.09%,
12/22/2036(a) 2,068,517 1,961,164
SBA Tower Trust, 2.59%,
10/15/2031(a) 3,130,000 2,402,535
Textainer Marine Containers
VII Ltd.
Series 2020-2A, Class A,
2.10%, 9/20/2045(a) 3,310,520 2,882,883
Series 2021-2A, Class A,
2.23%, 4/20/2046(a) 3,271,667 2,781,127
Trestles CLO IV Ltd., Series
2021-4A, Class A, 5.45%,
7/21/2034(a)(b) 1,450,000 1,418,297
Upstart Securitization Trust,
Series 2021-5, Class A,
1.31%, 11/20/2031(a) 1,365,790 1,307,408
Voya CLO Ltd., Series
2019-2A, Class A, 5.51%,
7/20/2032(a)(b) 14,600,000 14,343,055
105,599,567

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Statement of Investments - 53
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan 0.6%
Navient Private Education Refi
Loan Trust
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 6,125,316 5,131,295
Series 2021-GA, Class A,
1.58%, 4/15/2070(a) 5,988,326 5,070,698
Nelnet Student Loan Trust,
Series 2019-7A, Class A1,
4.89%, 1/25/2068(a)(b) 922,416 921,376
11,123,369
Total Asset-Backed Securities
(cost $154,906,232)
145,595,967
Collateralized Mortgage Obligations 0.8%
Angel Oak Mortgage Trust,
Series 2019-6, Class A1,
2.62%, 11/25/2059(a)(b) 611,268 581,346
GCAT Trust, Series 2019-
NQM3, Class A1, 2.69%,
11/25/2059(a)(b) 870,702 806,146
New Residential Mortgage
Loan Trust
Series 2019-NQM5, Class
A1, 2.71%, 11/25/2059(a)(b) 1,209,839 1,087,041
Series 2022-NQM1, Class
A1, 2.28%, 4/25/2061(a)(b) 8,610,476 7,398,155
Starwood Mortgage
Residential Trust, Series
2021-3, Class A1, 1.13%,
6/25/2056(a)(b) 2,473,648 1,958,883
Verus Securitization Trust
Series 2019-4, Class A1,
2.64%, 11/25/2059(a)(c) 351,038 332,979
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(b) 3,214,461 2,567,097
Total Collateralized Mortgage Obligations
(cost $17,341,390)
14,731,647
Commercial Mortgage-Backed Securities 1.0%
Citigroup Commercial
Mortgage Trust
Series 2013-GC11, Class B,
3.73%, 4/10/2046(b) 4,100,000 4,069,591
Series 2018-C6, Class A4,
4.41%, 11/10/2051 4,505,000 4,283,702
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 3,795,000 3,613,497
Series 2017-C39, Class A5,
3.42%, 9/15/2050 3,895,000 3,584,131
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
WFRBS Commercial
Mortgage Trust, Series
2014-C22, Class AS,
4.07%, 9/15/2057(b) 2,620,000 2,451,065
Total Commercial Mortgage-Backed
Securities
(cost $19,788,878) 18,001,986
Corporate Bonds 47.8%
Aerospace & Defense 1.4%
Boeing Co. (The) ,
2.20%, 2/4/2026 4,607,000 4,185,748
3.63%, 2/1/2031 10,130,000 8,875,572
5.71%, 5/1/2040 1,560,000 1,487,557
5.81%, 5/1/2050(d) 3,910,000 3,625,258
5.93%, 5/1/2060 1,930,000 1,758,122
Northrop Grumman Corp. ,
3.25%, 1/15/2028 3,388,000 3,124,582
TransDigm, Inc. ,
6.25%, 3/15/2026(a) 705,000 695,264
6.38%, 6/15/2026(d) 500,000 486,477
7.50%, 3/15/2027(d) 425,000 420,498
5.50%, 11/15/2027 610,000 572,821
25,231,899
Airlines 0.4%
Air Canada ,
3.88%, 8/15/2026(a) 255,000 225,862
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 805,000 774,125
5.75%, 4/20/2029(a) 500,000 456,978
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 1,250,000 1,158,657
4.63%, 4/15/2029(a) 4,641,000 4,040,899
6,656,521
Automobiles 0.8%
Ford Motor Co. ,
4.75%, 1/15/2043 360,000 258,406
5.29%, 12/8/2046 360,000 274,325
General Motors Co. ,
6.80%, 10/1/2027 3,845,000 3,991,044
Stellantis Finance US, Inc. ,
2.69%, 9/15/2031(a) 1,521,000 1,160,526
Volkswagen Group of America
Finance LLC ,
3.13%, 5/12/2023(a) 1,745,000 1,731,059
3.35%, 5/13/2025(a) 3,485,000 3,328,206
3.75%, 5/13/2030(a) 4,385,000 3,853,369
14,596,935
Banks 6.6%
Banco de Credito e
Inversiones SA ,
3.50%, 10/12/2027(a) 200,000 184,096
Banco Santander SA ,
Reg. S, (USD ICE Swap
Rate 5 Year + 4.99%),
7.50%, 2/08/2024(e)(f) 1,200,000 1,171,320

54 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA,
2.75%, 12/3/2030 4,400,000 3,369,965
Bank of America Corp. ,
Series JJ, (ICE LIBOR USD
3 Month + 3.29%), 5.12%,
6/20/2024(e)(f) 1,870,000 1,730,815
Series X, (ICE LIBOR USD
3 Month + 3.71%), 6.25%,
9/05/2024(e)(f) 1,240,000 1,190,847
4.45%, 3/3/2026 4,155,000 4,071,344
Series FF, (ICE LIBOR USD
3 Month + 2.93%), 5.87%,
3/15/2028(d)(e)(f) 1,000,000 880,660
(ICE LIBOR USD 3 Month +
1.51%), 3.71%, 4/24/2028(f) 3,125,000 2,891,854
(SOFR + 2.15%), 2.59%,
4/29/2031(f) 4,605,000 3,750,477
(SOFR + 1.32%), 2.69%,
4/22/2032(f) 5,870,000 4,698,255
(SOFR + 1.22%), 2.30%,
7/21/2032(f) 5,145,000 3,962,200
BNP Paribas SA ,
3.50%, 3/1/2023(a) 7,020,000 7,002,733
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.34%),
4.62%, 2/25/2031(a)(e)(f) 1,290,000 996,655
Citigroup, Inc. ,
Series U, (SOFR + 3.81%),
5.00%, 9/12/2024(d)(e)(f) 1,239,000 1,102,725
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(e)(f) 750,000 623,401
(ICE LIBOR USD 3 Month +
0.90%), 3.35%, 4/24/2025(f) 5,475,000 5,308,988
Series W, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.60%), 4.00%,
12/10/2025(d)(e)(f) 840,000 731,741
(ICE LIBOR USD 3 Month +
1.56%), 3.89%, 1/10/2028(f) 2,080,000 1,943,693
Citizens Financial Group, Inc. ,
Series B, (ICE LIBOR USD
3 Month + 3.00%), 6.00%,
7/06/2023(d)(e)(f) 2,650,000 2,438,327
Fifth Third Bancorp ,
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.22%),
4.50%, 9/30/2025(d)(e)(f) 655,000 608,506
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.65%),
4.60%, 12/17/2030(e)(f) 5,582,000 4,342,704
ING Groep NV ,
(USD Swap Semi 5
Year + 4.45%), 6.50%,
4/16/2025(d)(e)(f) 1,000,000 945,488
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ING Groep NV,
(SOFR + 1.64%), 3.87%,
3/28/2026(f) 7,254,000 6,980,276
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.34%),
5.75%, 11/16/2026(e)(f) 1,385,000 1,229,028
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.60%),
4.20%, 6/1/2032(a)(f) 1,975,000 1,451,048
JPMorgan Chase & Co. ,
Series CC, (ICE LIBOR
USD 3 Month + 2.58%),
7.02%, 2/01/2023(d)(e)(f) 1,430,000 1,410,838
Series FF, (SOFR + 3.38%),
5.00%, 8/01/2024(e)(f) 1,385,000 1,267,179
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(e)(f) 775,000 682,969
(ICE LIBOR USD 3 Month +
1.16%), 3.22%, 3/1/2025(f) 9,650,000 9,379,186
Series KK, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.85%), 3.65%,
6/01/2026(d)(e)(f) 450,000 385,313
(SOFR + 1.51%), 2.74%,
10/15/2030(f) 4,550,000 3,815,703
(SOFR + 1.07%), 1.95%,
2/4/2032(d)(f) 4,610,000 3,526,300
(SOFR + 1.51%), 2.53%,
11/19/2041(f) 2,385,000 1,559,261
NatWest Group plc ,
4.60%, 6/28/2031(e)(g) 1,890,000 1,353,104
NBK Tier 1 Financing 2 Ltd. ,
(USD Constant Maturity
6 Year + 2.83%), 4.50%,
8/27/2025(a)(e)(f) 200,000 183,271
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
1.49%, 12/14/2026(a)(f) 6,395,000 5,558,299
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.14%),
4.30%, 8/19/2028(a)(e)(f) 1,820,000 1,396,750
Truist Financial Corp. ,
Series N, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.00%), 4.80%,
9/01/2024(e)(f) 2,185,000 1,967,052
Series L, (ICE LIBOR USD
3 Month + 3.10%), 7.87%,
12/15/2024(d)(e)(f) 760,000 752,020

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp.,
Series P, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.61%),
4.95%, 9/01/2025(e)(f) 590,000 564,099
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(d)(e)(f) 650,000 601,250
Turkiye Vakiflar Bankasi TAO ,
6.50%, 1/8/2026(a) 200,000 188,424
Wells Fargo & Co. ,
Series S, (ICE LIBOR USD
3 Month + 3.11%), 5.90%,
6/15/2024(e)(f) 1,290,000 1,155,337
Series U, (ICE LIBOR USD
3 Month + 3.99%), 5.87%,
6/15/2025(e)(f) 645,000 622,425
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.45%), 3.90%,
3/15/2026(e)(f) 1,335,000 1,168,479
(SOFR + 2.00%), 2.19%,
4/30/2026(f) 1,680,000 1,563,505
(SOFR + 1.51%), 3.53%,
3/24/2028(f) 3,183,000 2,947,461
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(f) 8,980,000 7,627,654
(SOFR + 2.53%), 3.07%,
4/30/2041(f) 5,055,000 3,605,683
116,888,708
Beverages 1.1%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 2,805,000 2,549,956
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 7,843,000 6,859,787
Constellation Brands, Inc. ,
3.15%, 8/1/2029 2,677,000 2,346,005
2.88%, 5/1/2030 6,555,000 5,580,009
2.25%, 8/1/2031(d) 2,625,000 2,085,286
19,421,043
Biotechnology 1.0%
AbbVie, Inc. ,
2.95%, 11/21/2026 12,930,000 12,024,695
Amgen, Inc. ,
2.80%, 8/15/2041 5,190,000 3,595,687
Gilead Sciences, Inc. ,
2.80%, 10/1/2050(d) 2,675,000 1,710,221
17,330,603
Building Products 0.4%
Carrier Global Corp. ,
2.49%, 2/15/2027 1,046,000 942,878
2.72%, 2/15/2030 3,515,000 2,959,256
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Smyrna Ready Mix Concrete
LLC ,
6.00%, 11/1/2028(a) 2,710,000 2,424,637
6,326,771
Capital Markets 2.7%
Credit Suisse Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.29%),
5.10%, 1/24/2030(a)(e)(f) 1,705,000 986,627
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(d)(f) 1,359,000 1,192,377
Goldman Sachs Group, Inc.
(The) ,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.62%), 5.50%,
8/10/2024(e)(f) 968,000 938,451
Series R, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.22%), 4.95%,
2/10/2025(e)(f) 1,144,000 1,041,023
(ICE LIBOR USD 3
Month + 1.20%), 3.27%,
9/29/2025(d)(f) 2,200,000 2,119,982
Series T, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.97%),
3.80%, 5/10/2026(e)(f) 605,000 492,894
Series U, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.92%), 3.65%,
8/10/2026(d)(e)(f) 1,060,000 855,950
(SOFR + 1.09%), 1.99%,
1/27/2032(f) 4,720,000 3,595,774
(SOFR + 1.28%), 2.62%,
4/22/2032(f) 5,415,000 4,318,413
(SOFR + 1.25%), 2.38%,
7/21/2032(f) 6,565,000 5,093,841
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 3,471,000 3,356,222
Moody's Corp. ,
2.75%, 8/19/2041 2,695,000 1,876,945
Morgan Stanley ,
(SOFR + 1.15%), 2.72%,
7/22/2025(f) 3,440,000 3,288,707
3.63%, 1/20/2027 4,000,000 3,772,060
(ICE LIBOR USD 3 Month +
1.14%), 3.77%, 1/24/2029(f) 2,825,000 2,587,006
(SOFR + 1.14%), 2.70%,
1/22/2031(f) 7,235,000 5,978,618
(SOFR + 1.02%), 1.93%,
4/28/2032(f) 4,630,000 3,493,458

56 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG ,
Reg. S, (USD Swap Semi
5 Year + 4.59%), 6.87%,
8/07/2025(e)(f) 1,276,000 1,245,065
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.31%),
4.38%, 2/10/2031(a)(e)(f) 1,040,000 790,149
47,023,562
Chemicals 1.7%
Alpek SAB de CV ,
3.25%, 2/25/2031(a) 4,982,000 4,151,258
Braskem Idesa SAPI ,
7.45%, 11/15/2029(a)(d) 1,447,000 1,142,350
6.99%, 2/20/2032(a) 3,628,000 2,589,733
Braskem Netherlands Finance
BV ,
5.88%, 1/31/2050(a)(d) 5,709,000 4,422,570
Celanese US Holdings LLC ,
6.17%, 7/15/2027 7,573,000 7,469,448
NOVA Chemicals Corp. ,
5.25%, 6/1/2027(a) 348,000 312,582
Orbia Advance Corp. SAB de
CV ,
2.88%, 5/11/2031(a)(d) 4,106,000 3,207,813
Sasol Financing USA LLC ,
5.88%, 3/27/2024 400,000 391,036
4.38%, 9/18/2026 200,000 176,814
6.50%, 9/27/2028 400,000 362,397
Sherwin-Williams Co. (The) ,
2.90%, 3/15/2052 5,312,000 3,307,193
Tronox, Inc. ,
4.63%, 3/15/2029(a)(d) 290,000 241,062
Westlake Corp. ,
3.38%, 8/15/2061 2,530,000 1,491,987
29,266,243
Commercial Services & Supplies 0.1%
Prime Security Services
Borrower LLC ,
5.75%, 4/15/2026(a) 590,000 567,875
6.25%, 1/15/2028(a) 1,250,000 1,137,700
1,705,575
Construction & Engineering 0.0%
†
IHS Netherlands Holdco BV ,
8.00%, 9/18/2027(a) 200,000 175,336
Consumer Finance 3.4%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 5,542,000 4,332,518
Ally Financial, Inc. ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.87%), 4.70%,
5/15/2026(d)(e)(f) 1,820,000 1,217,125
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Ally Financial, Inc.,
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 7
Year + 3.48%), 4.70%,
5/15/2028(e)(f) 695,000 435,244
American Express Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
3.55%, 9/15/2026(e)(f) 1,625,000 1,334,937
Capital One Financial Corp. ,
(SOFR + 0.69%), 5.00%,
12/6/2024(d)(f) 12,218,000 11,984,819
Series M, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.16%), 3.95%,
9/01/2026(d)(e)(f) 1,000,000 785,381
Discover Financial Services ,
Series C, (ICE LIBOR USD
3 Month + 3.08%), 5.50%,
10/30/2027(d)(e)(f) 3,050,000 2,427,857
6.70%, 11/29/2032 1,606,000 1,632,461
Ford Motor Credit Co. LLC ,
3.37%, 11/17/2023 2,900,000 2,828,331
2.30%, 2/10/2025 10,914,000 9,963,172
4.13%, 8/17/2027(d) 7,453,000 6,670,435
5.11%, 5/3/2029 585,000 529,744
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028(d) 2,741,000 2,272,854
2.35%, 1/8/2031 10,208,000 7,696,981
OneMain Finance Corp. ,
6.13%, 3/15/2024 350,000 338,545
7.13%, 3/15/2026 335,000 318,545
3.50%, 1/15/2027(d) 450,000 372,586
Synchrony Financial ,
2.88%, 10/28/2031 5,103,000 3,810,535
58,952,070
Containers & Packaging 0.6%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a)(d) 200,000 195,789
4.00%, 9/1/2029(a)(d) 3,043,000 2,411,661
Graham Packaging Co., Inc. ,
7.13%, 8/15/2028(a)(d) 295,000 246,133
LABL, Inc. ,
5.88%, 11/1/2028(a)(d) 1,187,000 1,034,197
Sealed Air Corp. ,
1.57%, 10/15/2026(a) 6,640,000 5,733,643
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(c) 585,000 536,752
10,158,175
Diversified Financial Services 0.7%
EDP Finance BV ,
6.30%, 10/11/2027(a)(d) 653,000 670,668

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
Jackson Financial, Inc. ,
3.13%, 11/23/2031 10,714,000 8,212,075
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(a)(d) 1,410,000 937,667
Synchrony Bank ,
5.40%, 8/22/2025 2,951,000 2,896,262
12,716,672
Diversified Telecommunication Services 2.1%
Altice France Holding SA ,
6.00%, 2/15/2028(a)(d) 1,010,000 596,195
Altice France SA ,
8.13%, 2/1/2027(a) 355,000 323,362
5.50%, 1/15/2028(a) 540,000 422,885
AT&T, Inc. ,
4.35%, 3/1/2029 2,955,000 2,810,107
2.25%, 2/1/2032 4,105,000 3,217,588
3.50%, 6/1/2041 1,420,000 1,058,942
3.50%, 9/15/2053 12,145,000 8,197,100
3.65%, 9/15/2059 1,290,000 863,437
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 100,000 96,810
4.75%, 3/1/2030(a) 55,000 47,433
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 625,000 580,356
5.00%, 5/1/2028(a)(d) 220,000 191,845
6.75%, 5/1/2029(a)(d) 330,000 272,996
5.88%, 11/1/2029 570,000 440,995
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a)(d) 520,000 432,900
Sprint Capital Corp. ,
6.88%, 11/15/2028 195,000 202,398
8.75%, 3/15/2032 265,000 315,377
TELUS Corp. ,
3.40%, 5/13/2032 9,000,000 7,684,206
Verizon Communications, Inc. ,
1.50%, 9/18/2030(d) 6,085,000 4,730,686
2.65%, 11/20/2040 1,185,000 799,856
3.70%, 3/22/2061 5,420,000 3,780,398
Virgin Media Finance plc ,
5.00%, 7/15/2030(a) 585,000 469,205
37,535,077
Electric Utilities 2.9%
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(a) 4,000,000 3,474,800
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 3,156,000 3,042,968
Commonwealth Edison Co. ,
4.00%, 3/1/2049 3,230,000 2,612,483
Duke Energy Corp. ,
3.50%, 6/15/2051(d) 2,665,000 1,850,197
5.00%, 8/15/2052 7,175,000 6,366,852
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 2,500,000 1,734,601
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Edison International ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.90%), 5.00%,
12/15/2026(d)(e)(f) 2,457,000 2,053,928
Enel Finance America LLC ,
7.10%, 10/14/2027(a) 1,292,000 1,336,005
Enel Finance International NV ,
7.50%, 10/14/2032(a) 1,371,000 1,448,828
Entergy Texas, Inc. ,
1.75%, 3/15/2031 10,050,000 7,835,903
Exelon Corp. ,
4.05%, 4/15/2030 6,194,000 5,750,495
FirstEnergy Corp. ,
Series C, 7.38%,
11/15/2031 45,000 50,681
Series C, 5.35%,
7/15/2047(c)(d) 450,000 401,755
Kentucky Utilities Co. ,
3.30%, 6/1/2050 2,345,000 1,647,080
NextEra Energy Capital
Holdings, Inc. ,
1.90%, 6/15/2028 2,320,000 1,980,710
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 490,000 372,497
3.88%, 2/15/2032(a) 385,000 289,154
Pacific Gas and Electric Co. ,
3.25%, 6/1/2031 5,875,000 4,775,509
3.30%, 8/1/2040 1,410,000 954,666
Southwestern Public Service
Co. ,
Series 8, 3.15%, 5/1/2050 2,825,000 1,948,365
Vistra Operations Co. LLC ,
4.38%, 5/1/2029(a) 270,000 232,637
50,160,114
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026(d) 2,886,000 2,586,642
Entertainment 0.4%
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(a) 785,000 768,162
4.75%, 10/15/2027(a)(d) 385,000 342,775
Netflix, Inc. ,
5.88%, 11/15/2028(d) 1,862,000 1,887,193
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025(a) 4,095,000 3,894,191
6,892,321
Equity Real Estate Investment Trusts (REITs) 1.1%
Crown Castle, Inc. ,
1.05%, 7/15/2026(d) 1,655,000 1,429,926
2.10%, 4/1/2031(d) 1,655,000 1,304,378
EPR Properties ,
4.50%, 6/1/2027 385,000 336,979
4.95%, 4/15/2028 340,000 290,080
3.75%, 8/15/2029(d) 140,000 109,613

58 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Extra Space Storage LP ,
2.35%, 3/15/2032 1,535,000 1,161,543
GLP Capital LP ,
3.25%, 1/15/2032(d) 1,358,000 1,085,564
Iron Mountain, Inc. ,
4.88%, 9/15/2027(a) 3,905,000 3,591,038
5.25%, 3/15/2028(a)(d) 785,000 722,098
5.00%, 7/15/2028(a) 70,000 62,873
4.88%, 9/15/2029(a) 110,000 95,942
5.63%, 7/15/2032(a) 895,000 775,621
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 3,445,000 2,639,768
Ventas Realty LP ,
3.50%, 4/15/2024 6,105,000 5,938,122
19,543,545
Food & Staples Retailing 0.3%
7-Eleven, Inc. ,
1.80%, 2/10/2031(a)(d) 3,130,000 2,390,359
Sysco Corp. ,
6.60%, 4/1/2050 1,511,000 1,646,842
3.15%, 12/14/2051 2,505,000 1,646,647
5,683,848
Food Products 1.0%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032 4,222,000 3,627,298
J M Smucker Co. (The) ,
2.75%, 9/15/2041(d) 4,817,000 3,204,152
Kraft Heinz Foods Co. ,
5.20%, 7/15/2045 35,000 32,291
4.88%, 10/1/2049 5,265,000 4,570,246
NBM US Holdings, Inc. ,
7.00%, 5/14/2026(a) 4,285,000 4,255,048
Post Holdings, Inc. ,
5.75%, 3/1/2027(a) 36,000 34,815
5.63%, 1/15/2028(a)(d) 780,000 734,249
4.63%, 4/15/2030(a) 705,000 608,232
4.50%, 9/15/2031(a)(d) 345,000 290,028
17,356,359
Health Care Equipment & Supplies 0.1%
Stryker Corp. ,
0.60%, 12/1/2023 2,350,000 2,257,035
Health Care Providers & Services 1.3%
Cigna Corp. ,
3.75%, 7/15/2023 5,207,000 5,172,638
Community Health Systems,
Inc. ,
8.00%, 3/15/2026(a) 430,000 391,478
5.63%, 3/15/2027(a) 125,000 107,183
8.00%, 12/15/2027(a)(d) 479,000 433,537
6.00%, 1/15/2029(a)(d) 135,000 112,925
6.88%, 4/15/2029(a) 850,000 436,869
6.13%, 4/1/2030(a)(d) 885,000 438,233
4.75%, 2/15/2031(a) 220,000 159,724
CVS Health Corp. ,
3.00%, 8/15/2026(d) 3,045,000 2,844,185
3.25%, 8/15/2029(d) 3,725,000 3,332,410
1.75%, 8/21/2030 4,080,000 3,215,412
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
DaVita, Inc. ,
4.63%, 6/1/2030(a)(d) 940,000 756,161
HCA, Inc. ,
7.69%, 6/15/2025 85,000 89,095
5.38%, 9/1/2026 690,000 682,325
3.13%, 3/15/2027(a)(d) 1,099,000 999,187
5.63%, 9/1/2028 145,000 144,178
Tenet Healthcare Corp. ,
4.88%, 1/1/2026(a) 1,856,000 1,755,113
6.13%, 10/1/2028(a)(d) 1,370,000 1,226,588
22,297,241
Hotels, Restaurants & Leisure 0.4%
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 350,000 340,086
8.13%, 7/1/2027(a) 770,000 756,564
Scientific Games International,
Inc. ,
7.00%, 5/15/2028(a)(d) 655,000 624,811
Starbucks Corp. ,
2.55%, 11/15/2030 5,610,000 4,716,757
6,438,218
Household Durables 0.2%
Newell Brands, Inc. ,
6.38%, 9/15/2027(d) 1,515,000 1,503,637
6.63%, 9/15/2029(d) 1,344,000 1,328,356
Taylor Morrison Communities,
Inc. ,
5.88%, 6/15/2027(a) 260,000 249,632
5.75%, 1/15/2028(a)(d) 465,000 435,404
5.13%, 8/1/2030(a)(d) 180,000 155,922
3,672,951
Independent Power and Renewable Electricity Producers
0.4%
AES Andes SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.92%),
6.35%, 10/7/2079(a)(f) 5,000,000 4,599,394
Calpine Corp. ,
4.50%, 2/15/2028(a) 735,000 655,604
5.13%, 3/15/2028(a)(d) 590,000 526,453
4.63%, 2/1/2029(a)(d) 792,000 679,579
5.00%, 2/1/2031(a) 1,223,000 1,025,979
7,487,009
Insurance 1.8%
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
3.20%, 10/30/2027(a)(e)(f) 8,200,000 6,094,734
American International Group,
Inc. ,
4.38%, 6/30/2050 4,738,000 4,007,650
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 5,963,000 5,534,176

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Liberty Mutual Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.32%),
4.12%, 12/15/2051(a)(d)(f) 5,514,000 4,491,705
Massachusetts Mutual Life
Insurance Co. ,
3.73%, 10/15/2070(a) 5,250,000 3,440,611
MetLife, Inc. ,
6.40%, 12/15/2036 7,586,000 7,336,421
30,905,297
Interactive Media & Services 0.2%
Meta Platforms, Inc. ,
4.45%, 8/15/2052(d) 4,840,000 3,846,110
Internet & Direct Marketing Retail 0.3%
Amazon.com, Inc. ,
3.10%, 5/12/2051 3,765,000 2,681,458
Prosus NV ,
3.26%, 1/19/2027(a) 2,250,000 2,011,403
4,692,861
IT Services 0.6%
Fidelity National Information
Services, Inc. ,
3.10%, 3/1/2041 5,750,000 3,960,066
Global Payments, Inc. ,
5.40%, 8/15/2032 2,653,000 2,526,586
International Business
Machines Corp. ,
3.30%, 5/15/2026 2,635,000 2,507,122
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026 1,054,000 859,950
9,853,724
Life Sciences Tools & Services 0.1%
Illumina, Inc. ,
5.75%, 12/13/2027 1,565,000 1,584,493
Media 2.3%
AMC Networks, Inc. ,
4.25%, 2/15/2029(d) 5,799,000 3,613,343
Charter Communications
Operating LLC ,
2.80%, 4/1/2031(d) 2,835,000 2,207,069
5.75%, 4/1/2048 2,009,000 1,644,749
4.80%, 3/1/2050 1,720,000 1,248,632
3.70%, 4/1/2051 2,565,000 1,559,694
Comcast Corp. ,
2.35%, 1/15/2027 7,820,000 7,105,230
3.30%, 2/1/2027 2,740,000 2,582,048
Cox Communications, Inc. ,
4.80%, 2/1/2035(a) 6,985,000 6,192,764
CSC Holdings LLC ,
7.50%, 4/1/2028(a)(d) 505,000 343,400
6.50%, 2/1/2029(a) 200,000 163,500
5.75%, 1/15/2030(a) 2,425,000 1,367,676
4.63%, 12/1/2030(a) 445,000 245,922
Omnicom Group, Inc. ,
3.60%, 4/15/2026 7,500,000 7,194,548
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Outfront Media Capital LLC ,
5.00%, 8/15/2027(a)(d) 531,000 478,031
4.63%, 3/15/2030(a) 120,000 99,279
Paramount Global ,
4.20%, 5/19/2032(d) 4,317,000 3,533,332
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a) 440,000 384,607
39,963,824
Metals & Mining 0.2%
Alcoa Nederland Holding BV ,
5.50%, 12/15/2027(a)(d) 2,375,000 2,288,694
ArcelorMittal SA ,
7.00%, 10/15/2039(c) 285,000 289,229
6.75%, 3/1/2041(c) 95,000 91,609
CSN Inova Ventures ,
6.75%, 1/28/2028(a) 219,000 208,968
Freeport-McMoRan, Inc. ,
5.25%, 9/1/2029(d) 245,000 236,376
5.40%, 11/14/2034(d) 385,000 363,587
5.45%, 3/15/2043(d) 825,000 744,183
4,222,646
Multiline Retail 0.1%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a) 2,885,000 2,503,401
Multi-Utilities 0.3%
DTE Energy Co. ,
Series F, 1.05%, 6/1/2025 2,645,000 2,395,744
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 3,120,000 2,390,870
4,786,614
Oil, Gas & Consumable Fuels 5.7%
Abu Dhabi Crude Oil Pipeline
LLC ,
Reg. S, 4.60%, 11/2/2047 550,000 504,625
4.60%, 11/2/2047(a) 200,000 183,500
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 795,000 714,881
3.25%, 1/31/2032(d) 630,000 500,665
CITGO Petroleum Corp. ,
7.00%, 6/15/2025(a) 2,363,000 2,304,776
DT Midstream, Inc. ,
4.13%, 6/15/2029(a) 675,000 579,899
4.30%, 4/15/2032(a)(d) 3,995,000 3,509,788
EIG Pearl Holdings Sarl ,
4.39%, 11/30/2046(a) 9,720,000 7,460,625
Endeavor Energy Resources
LP ,
5.75%, 1/30/2028(a) 4,555,000 4,361,504
Energy Transfer LP ,
4.50%, 11/1/2023 4,000,000 3,970,746
2.90%, 5/15/2025(d) 2,930,000 2,759,312
Enterprise Products Operating
LLC ,
4.25%, 2/15/2048 5,310,000 4,260,815

60 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enterprise Products Operating
LLC,
Series E, (ICE LIBOR USD
3 Month + 3.03%), 5.25%,
8/16/2077(f) 2,500,000 2,010,821
EQT Corp. ,
5.68%, 10/1/2025 1,196,000 1,190,187
Genesis Energy LP ,
6.50%, 10/1/2025 115,000 109,907
6.25%, 5/15/2026(d) 330,000 301,939
Howard Midstream Energy
Partners LLC ,
6.75%, 1/15/2027(a) 970,000 929,790
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 2,120,000 1,933,040
Korea National Oil Corp. ,
1.75%, 4/18/2025(a)(d) 2,812,000 2,594,812
Leviathan Bond Ltd. ,
Reg. S, 6.75%,
6/30/2030(a) 105,286 99,096
Magellan Midstream Partners
LP ,
3.25%, 6/1/2030(d) 2,270,000 1,980,202
Marathon Oil Corp. ,
4.40%, 7/15/2027(d) 1,710,000 1,633,002
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 9,845,000 9,694,466
MPLX LP ,
4.90%, 4/15/2058 7,900,000 6,187,439
NGPL PipeCo LLC ,
7.77%, 12/15/2037(a) 3,413,000 3,551,284
ONEOK, Inc. ,
6.10%, 11/15/2032(d) 1,246,000 1,245,938
Parkland Corp. ,
4.50%, 10/1/2029(a) 5,948,000 4,956,268
4.63%, 5/1/2030(a) 3,000,000 2,482,500
Petroleos de Venezuela SA ,
Reg. S, 6.00%,
5/16/2024(h) 322,820 15,334
Reg. S, + 0.00%), 6.00%,
11/15/2026(f)(h) 830,693 37,381
Reg. S, 5.38%,
4/12/2027(h) 789,800 35,541
Petroleos Mexicanos ,
6.88%, 10/16/2025 97,000 94,953
5.95%, 1/28/2031 435,000 329,229
6.70%, 2/16/2032 759,000 596,003
6.75%, 9/21/2047 303,000 193,314
7.69%, 1/23/2050 116,000 80,260
6.95%, 1/28/2060 131,000 82,795
Phillips 66 ,
1.30%, 2/15/2026 2,420,000 2,167,981
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031 4,695,000 3,710,937
Saudi Arabian Oil Co. ,
Reg. S, 4.25%, 4/16/2039 950,000 848,069
4.25%, 4/16/2039(a) 200,000 178,541
Targa Resources Partners LP ,
5.50%, 3/1/2030 6,234,000 5,865,695
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Transcanada Trust ,
Series 16-A, (ICE LIBOR
USD 3 Month + 4.64%),
5.87%, 8/15/2076(f) 1,515,000 1,440,141
Valero Energy Corp. ,
4.00%, 6/1/2052(d) 1,972,000 1,481,421
Western Midstream Operating
LP ,
4.30%, 2/1/2030(c) 560,000 488,835
Williams Cos., Inc. (The) ,
4.50%, 11/15/2023(d) 1,955,000 1,940,577
2.60%, 3/15/2031 10,000,000 8,092,530
3.50%, 10/15/2051 2,000,000 1,361,105
101,052,469
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
6.00%, 1/15/2029 200,000 198,933
Series DM3N, 3.13%,
1/15/2032 5,750,000 4,482,723
4,681,656
Pharmaceuticals 0.2%
Organon & Co. ,
5.13%, 4/30/2031(a)(d) 795,000 688,375
Teva Pharmaceutical Finance
Netherlands III BV ,
5.13%, 5/9/2029(d) 841,000 748,950
Viatris, Inc. ,
4.00%, 6/22/2050 4,135,000 2,547,730
3,985,055
Road & Rail 0.2%
AerCap Global Aviation Trust ,
(ICE LIBOR USD 3
Month + 4.30%), 6.50%,
6/15/2045(a)(d)(f) 229,000 215,860
Canadian Pacific Railway Co. ,
3.00%, 12/2/2041 2,941,000 2,217,214
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 1,418,000 1,103,857
3,536,931
Semiconductors & Semiconductor Equipment 1.2%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 4,411,000 3,536,333
3.47%, 4/15/2034(a) 9,110,000 7,267,343
3.14%, 11/15/2035(a) 694,000 510,275
3.19%, 11/15/2036(a) 9,155,000 6,575,925
Micron Technology, Inc. ,
2.70%, 4/15/2032 1,124,000 840,444
NXP BV ,
3.25%, 11/30/2051 5,000,000 3,113,498
21,843,818
Software 0.4%
Oracle Corp. ,
4.00%, 7/15/2046 2,510,000 1,829,133
3.60%, 4/1/2050 3,585,000 2,413,661
3.95%, 3/25/2051 1,505,000 1,072,221

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Software
VMware, Inc. ,
2.20%, 8/15/2031 2,540,000 1,927,515
7,242,530
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc. ,
3.35%, 2/9/2027 2,545,000 2,433,325
2.38%, 2/8/2041 2,595,000 1,833,887
2.70%, 8/5/2051 2,530,000 1,667,879
2.55%, 8/20/2060 2,035,000 1,231,383
Dell International LLC ,
5.45%, 6/15/2023 1,302,000 1,302,824
6.02%, 6/15/2026 1,800,000 1,836,280
8.10%, 7/15/2036 1,296,000 1,452,321
8.35%, 7/15/2046 602,000 685,836
3.45%, 12/15/2051(a) 6,699,000 4,099,812
Western Digital Corp. ,
2.85%, 2/1/2029 1,293,000 1,000,355
17,543,902
Tobacco 0.8%
Altria Group, Inc. ,
3.40%, 2/4/2041 1,829,000 1,213,079
4.25%, 8/9/2042 2,457,000 1,820,857
BAT Capital Corp. ,
2.26%, 3/25/2028(d) 4,275,000 3,547,919
BAT International Finance plc ,
1.67%, 3/25/2026(d) 3,036,000 2,690,061
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 871,000 883,611
2.10%, 5/1/2030(d) 5,645,000 4,565,165
14,720,692
Trading Companies & Distributors 0.0%
†
United Rentals North America,
Inc. ,
3.75%, 1/15/2032 810,000 660,822
Wireless Telecommunication Services 0.9%
Sprint LLC ,
7.13%, 6/15/2024 355,000 361,937
7.63%, 3/1/2026 315,000 331,476
T-Mobile USA, Inc. ,
2.05%, 2/15/2028 2,985,000 2,563,614
2.63%, 2/15/2029 215,000 182,004
2.40%, 3/15/2029 2,561,000 2,161,298
3.88%, 4/15/2030 5,240,000 4,746,469
2.55%, 2/15/2031 2,990,000 2,442,591
2.88%, 2/15/2031 550,000 454,480
4.38%, 4/15/2040(d) 2,975,000 2,538,864
15,782,733
Total Corporate Bonds
(cost $1,012,037,553)
841,770,051
Foreign Government Securities 1.1%
Principal
Amount ($) Value ($)
ANGOLA 0.1%
Republic of Angola,
Reg. S, 8.25%, 5/9/2028 200,000 181,760
Reg. S, 8.00%, 11/26/2029 240,000 210,134
Reg. S, 9.38%, 5/8/2048 1,000,000 790,000
Reg. S, 9.13%, 11/26/2049 200,000 155,760
1,337,654
ARGENTINA 0.1%
Argentine Republic,
1.00%, 7/9/2029 758,076 201,237
0.50%, 7/9/2030(c) 1,280,000 345,203
3.88%, 1/9/2038(c) 1,780,588 563,259
3.50%, 7/9/2041(c) 1,840,000 519,044
1,628,743
COLOMBIA 0.1%
Republic of Colombia,
8.00%, 4/20/2033(d) 1,130,000 1,132,822
7.38%, 9/18/2037 132,000 123,687
6.13%, 1/18/2041 290,000 230,558
5.00%, 6/15/2045 1,000,000 680,306
5.20%, 5/15/2049 330,000 224,758
2,392,131
ECUADOR 0.1%
Republic of Ecuador,
0.00%, 7/31/2030(a) 97,034 37,897
5.50%, 7/31/2030(a)(c) 396,900 255,036
Reg. S, 5.50%,
7/31/2030(c) 310,000 199,196
2.50%, 7/31/2035(a)(c) 750,130 344,863
1.50%, 7/31/2040(a)(c) 476,700 194,533
1,031,525
EGYPT 0.1%
Arab Republic of Egypt,
Reg. S, 8.50%, 1/31/2047 400,000 265,870
Reg. S, 7.90%, 2/21/2048 430,000 270,952
Reg. S, 8.70%, 3/1/2049 600,000 399,248
936,070
INDONESIA 0.1%
Republic of Indonesia,Reg. S
Reg. S, 8.50%,
10/12/2035(d) 940,000 1,186,750
Reg. S, 7.75%, 1/17/2038 185,000 221,537
Reg. S, 5.25%,
1/17/2042(d) 790,000 772,729
2,181,016
KENYA 0.0%
†
Republic of Kenya,
Reg. S, 6.30%, 1/23/2034 200,000 153,600
NIGERIA 0.0%
†
Federal Republic of Nigeria,
Reg. S, 7.63%, 11/21/2025 400,000 367,972
Reg. S, 7.88%, 2/16/2032 300,000 225,519
593,491

62 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
OMAN 0.1%
Sultanate of Oman
Government Bond,
Reg. S, 6.50%, 3/8/2047(d) 200,000 181,871
Reg. S, 6.75%, 1/17/2048 549,000 513,619
Reg. S, 7.00%, 1/25/2051 200,000 193,000
888,490
QATAR 0.1%
State of Qatar,
Reg. S, 3.75%,
4/16/2030(d) 230,000 222,525
Reg. S, 4.82%, 3/14/2049 1,000,000 972,500
1,195,025
ROMANIA 0.1%
Romania Government Bond,
Reg. S, 3.00%, 2/14/2031 918,000 721,309
Reg. S, 5.13%, 6/15/2048 290,000 229,825
Reg. S, 4.00%,
2/14/2051(d) 200,000 132,356
1,083,490
SAUDI ARABIA 0.2%
Kingdom of Saudi Arabia,
5.50%, 10/25/2032(a) 3,676,000 3,883,687
SENEGAL 0.0%
†
Republic of Senegal,
Reg. S, 6.75%, 3/13/2048 400,000 281,131
TUNISIA 0.0%
†
Banque Centrale de Tunisie,
Reg. S, 5.75%, 1/30/2025 200,000 137,700
TURKEY 0.0%
†
Turkiye Ihracat Kredi Bankasi
A/S,
5.38%, 10/24/2023(a) 200,000 198,452
8.25%, 1/24/2024(a) 200,000 202,138
400,590
UKRAINE 0.0%
†
Ukraine Government Bond,
Reg. S, 7.75%, 9/1/2027(h) 120,000 24,885
Reg. S, 7.75%, 9/1/2029(h) 410,000 87,074
Reg. S, 9.75%,
11/1/2030(h) 1,500,000 322,312
Reg. S, 6.88%,
5/21/2031(h) 300,000 56,775
Reg. S, 7.38%,
9/25/2034(h) 290,000 52,577
0.00%, 8/1/2041(a)(b) 228,000 63,560
607,183
Foreign Government Securities
Principal
Amount ($) Value ($)
VENEZUELA 0.0%
†
Bolivarian Republic of
Venezuela,
Reg. S, 8.25%,
10/13/2024(h) 542,900 43,432
Total Foreign Government Securities
(cost $25,163,217)
18,774,958
Mortgage-Backed Securities 27.2%
FHLMC Gold Pool
Pool# G13072
5.00%, 4/1/2023 36 36
Pool# G13122
5.00%, 4/1/2023 33 33
Pool# G13225
5.00%, 6/1/2023 646 651
Pool# J08443
5.00%, 7/1/2023 440 443
Pool# C03795
3.50%, 4/1/2042 430,967 403,870
Pool# Q08997
3.50%, 6/1/2042 265,495 248,804
Pool# Q19480
4.00%, 6/1/2043 746,206 717,764
Pool# V80509
4.00%, 10/1/2043 108,269 103,866
Pool# Q29697
3.50%, 11/1/2044 324,602 303,179
Pool# G07961
3.50%, 3/1/2045 262,858 245,346
Pool# V82196
4.50%, 1/1/2046 125,060 122,993
Pool# G61281
3.50%, 1/1/2048 717,703 665,791
FHLMC UMBS Pool
Pool# SB0492
2.00%, 10/1/2035 9,997,008 8,920,946
Pool# QA7325
3.00%, 2/1/2050 1,260,265 1,117,419
Pool# QA6750
3.00%, 2/1/2050 121,494 107,841
Pool# QA8311
3.00%, 3/1/2050 964,404 863,493
Pool# QB4785
2.50%, 10/1/2050 1,785,654 1,519,352
Pool# SD0612
2.50%, 11/1/2050 11,683,168 10,091,104
Pool# QB9401
2.00%, 3/1/2051 2,264,788 1,860,875
Pool# RA5910
3.50%, 9/1/2051 7,962,326 7,244,200
Pool# SD1607
2.50%, 3/1/2052 12,037,587 10,384,013
Pool# QE3991
4.00%, 5/1/2052 9,304,934 8,729,356
Pool# RA7557
4.50%, 6/1/2052 18,129,469 17,455,070

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA7556
4.50%, 6/1/2052 13,844,751 13,343,473
Pool# SD1440
3.50%, 7/1/2052 6,228,698 5,676,785
Pool# SD1716
5.00%, 9/1/2052 10,620,809 10,630,569
Pool# SD1686
5.50%, 9/1/2052 9,309,815 9,499,175
Pool# SD1853
5.50%, 11/1/2052 4,559,254 4,689,175
FNMA UMBS Pool
Pool# FM6329
2.00%, 3/1/2036 10,315,942 9,201,920
Pool# CA9439
2.50%, 3/1/2036 19,953,869 18,308,317
Pool# CB3424
3.00%, 5/1/2037 8,579,393 8,036,550
Pool# AH9471
4.50%, 4/1/2041 283,751 279,118
Pool# AH4038
4.50%, 4/1/2041 195,284 193,590
Pool# AI3506
4.50%, 6/1/2041 9,826 9,712
Pool# FS3014
5.00%, 10/1/2042 14,745,381 14,740,496
Pool# AL2866
3.50%, 11/1/2042 5,426,274 5,065,965
Pool# AQ9328
3.50%, 1/1/2043 91,949 86,067
Pool# AB9046
3.50%, 4/1/2043 563,851 527,484
Pool# AT2021
3.50%, 4/1/2043 384,871 360,247
Pool# AB9864
3.50%, 7/1/2043 203,937 190,741
Pool# AS0212
3.50%, 8/1/2043 894,120 835,614
Pool# AS0210
3.50%, 8/1/2043 530,968 496,500
Pool# AU3742
3.50%, 8/1/2043 307,661 287,785
Pool# AU6857
4.00%, 9/1/2043 287,292 276,826
Pool# AU4386
4.00%, 10/1/2043 91,721 87,932
Pool# AS1559
4.00%, 1/1/2044 542,284 519,417
Pool# AW2478
4.50%, 6/1/2044 95,609 93,289
Pool# AL6432
4.00%, 1/1/2045 543,540 520,630
Pool# AS5175
3.50%, 6/1/2045 523,006 486,979
Pool# AS6464
3.50%, 1/1/2046 451,198 419,181
Pool# MA3305
3.50%, 3/1/2048 4,564,003 4,221,521
Pool# BO8947
3.00%, 1/1/2050 691,734 613,008
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM4334
3.00%, 4/1/2050 1,490,455 1,321,570
Pool# FS2253
3.50%, 4/1/2050 7,520,582 6,920,908
Pool# CA5689
3.00%, 5/1/2050 2,119,763 1,888,746
Pool# BP9581
2.50%, 8/1/2050 1,369,215 1,173,793
Pool# FM5316
2.00%, 12/1/2050 1,614,271 1,319,148
Pool# FS2008
3.00%, 1/1/2051 13,386,209 11,846,361
Pool# FM7599
3.50%, 1/1/2051 8,676,039 7,983,492
Pool# CA8817
2.00%, 2/1/2051 3,544,229 2,893,250
Pool# BR4515
2.00%, 2/1/2051 2,391,029 1,957,969
Pool# BR4029
2.00%, 2/1/2051 2,159,512 1,772,412
Pool# BR4051
2.00%, 2/1/2051 1,634,021 1,341,108
Pool# BR2667
2.00%, 2/1/2051 1,527,190 1,254,830
Pool# BR7795
2.50%, 4/1/2051 3,164,294 2,687,426
Pool# FM7151
2.00%, 5/1/2051 914,562 746,276
Pool# FM7189
2.50%, 5/1/2051 2,910,620 2,472,217
Pool# FM7398
2.50%, 6/1/2051 15,664,141 13,498,995
Pool# FM7738
2.50%, 6/1/2051 2,181,823 1,852,543
Pool# BT0417
2.50%, 6/1/2051 1,381,566 1,173,214
Pool# FM9134
3.00%, 6/1/2051 15,380,568 13,891,395
Pool# BT1339
2.50%, 7/1/2051 2,395,572 2,034,009
Pool# FM8178
2.50%, 7/1/2051 1,503,548 1,276,446
Pool# CB1038
2.50%, 7/1/2051 1,381,550 1,173,174
Pool# FS3391
2.50%, 8/1/2051 6,061,808 5,212,664
Pool# FP0012
3.00%, 8/1/2051 4,091,327 3,661,981
Pool# FM9563
3.00%, 10/1/2051 15,570,310 13,760,414
Pool# FS3537
2.50%, 4/1/2052 8,754,109 7,544,784
Pool# FS1380
3.50%, 4/1/2052 8,357,162 7,655,895
Pool# CB3674
3.50%, 5/1/2052 9,620,159 8,742,774
Pool# CB3678
4.00%, 5/1/2052 9,321,491 8,748,673
Pool# MA4644
4.00%, 5/1/2052 9,218,967 8,651,583

64 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS1855
4.00%, 5/1/2052 8,852,370 8,332,497
Pool# FS1804
4.00%, 5/1/2052 7,999,067 7,559,875
Pool# FS2074
3.00%, 6/1/2052 5,903,265 5,228,880
Pool# MA4625
3.50%, 6/1/2052 9,501,892 8,635,237
Pool# CB3851
4.00%, 6/1/2052 5,137,356 4,876,907
Pool# FS2513
4.00%, 7/1/2052 13,446,286 12,686,371
Pool# FS2323
4.00%, 7/1/2052 6,516,485 6,139,325
Pool# FS2293
4.50%, 7/1/2052 17,844,114 17,302,904
Pool# FS2257
4.50%, 7/1/2052 3,424,850 3,310,593
Pool# CB4037
5.00%, 7/1/2052 8,996,108 8,871,698
Pool# FS2790
5.00%, 9/1/2052 13,618,630 13,461,202
Pool# FS3210
5.00%, 9/1/2052 6,066,624 5,989,756
Pool# FS3220
5.50%, 11/1/2052 8,800,736 8,843,037
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 472,323 445,016
Pool# MA0783
3.50%, 2/20/2043 578,601 545,131
Pool# MA2892
3.50%, 6/20/2045 29,152 27,187
Pool# MA3663
3.50%, 5/20/2046 340,104 317,532
Pool# MA3803
3.50%, 7/20/2046 159,916 149,139
Pool# MA4262
3.50%, 2/20/2047 13,576 12,661
Pool# MA4510
3.50%, 6/20/2047 516,075 481,157
Pool# MA4586
3.50%, 7/20/2047 350,435 326,892
Pool# MA4837
3.50%, 11/20/2047 607,339 565,415
Pool# MA4962
3.50%, 1/20/2048 357,136 333,699
Pool# MA6542
3.50%, 3/20/2050 396,080 369,879
Pool# BT6867
3.00%, 5/20/2050 3,728,405 3,340,469
Pool# MA6994
2.00%, 11/20/2050 11,031,387 9,308,741
Pool# MA7590
3.00%, 9/20/2051 12,020,120 10,753,739
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7705
2.50%, 11/20/2051 16,392,386 14,205,611
Total Mortgage-Backed Securities
(cost $507,653,911)
479,683,111
Municipal Bonds 0.4%
California 0.2%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 3,754,896
Michigan 0.2%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 3,285,000 2,782,326
Total Municipal Bonds
(cost $8,346,787)
6,537,222
Supranational 0.0%
†
Banque Ouest Africaine de
Developpement
5.00%, 7/27/2027 200,000 187,564
4.70%, 10/22/2031(a) 200,000 169,920
Total Supranational
(cost $406,895)
357,484
U.S. Treasury Obligations 12.6%
U.S. Treasury Bonds
1.88%, 2/15/2041 821,200 580,422
2.25%, 5/15/2041 20,013,000 15,044,929
1.75%, 8/15/2041 41,100,700 28,126,686
3.63%, 8/15/2043 1,745,000 1,604,173
3.13%, 8/15/2044 26,177,900 22,119,303
1.25%, 5/15/2050 7,737,800 4,164,206
1.88%, 2/15/2051 8,220,200 5,224,323
2.38%, 5/15/2051 42,514,400 30,500,761
1.88%, 11/15/2051 1,645,000 1,041,876
2.25%, 2/15/2052 2,978,300 2,071,082
2.88%, 5/15/2052 4,462,600 3,575,658
3.00%, 8/15/2052 530,000 436,670
U.S. Treasury Notes
1.50%, 10/31/2024 993,000 940,829
0.75%, 8/31/2026 6,968,600 6,170,205
0.88%, 9/30/2026 63,781,000 56,633,044
2.50%, 3/31/2027 120,000 112,608
0.50%, 4/30/2027 10,186,500 8,771,134
0.63%, 12/31/2027 18,500,000 15,672,246
1.25%, 9/30/2028 3,131,800 2,689,678
1.38%, 10/31/2028 3,059,100 2,640,505
3.88%, 11/30/2029 590,800 586,830
2.75%, 8/15/2032 12,341,600 11,238,569

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Statement of Investments - 65
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.13%, 11/15/2032 (d) 1,399,600 1,428,248
Total U.S. Treasury Obligations
(cost $277,592,967)
221,373,985
Repurchase Agreements 1.8%
Cantor Fitzgerald & Co.
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $907,380,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$925,085. (i)(j) 906,946 906,946
Credit Suisse AG
4.27%, dated 12/30/2022,
due 1/3/2023, repurchase
price $22,010,438,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037;
total market value
$22,450,665. (i)(j) 22,000,000 22,000,000
MetLife, Inc.
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $5,002,389,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 1/12/2023 -
2/15/2051; total market
value $5,102,650. (i)(j) 5,000,000 5,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
4.33%, dated 12/30/2022,
due 1/3/2023, repurchase
price $4,001,925,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.63%
- 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$4,080,000. (i)(j) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $31,906,946)
31,906,946
Total Investments
(cost $2,055,144,776) — 101.0%
1,778,733,357
Liabilities in excess of other
assets — (1.0)% (18,308,070)
NET ASSETS — 100.0%
$ 1,760,425,287
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $348,434,734 which represents 19.79% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2022.
(d) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $57,616,602, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $31,906,946 and by
$27,875,788 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.38%, and maturity dates ranging from 4/15/2023 –
11/15/2050, a total value of $59,782,734.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2022.
The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2022.
(g) Perpetual bond security. The maturity date reflects the next call date.
(h) Security in default.

66 - Statement of Investments - December 31, 2022 - NVIT BNY Mellon Core Plus Bond Fund
(i) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of December 31,
2022 was $31,906,946.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2022 - Statement of Investments - 67
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 397 3/2023 USD 42,848,086 (274,646)
U.S. Treasury Long Bond 258 3/2023 USD 32,338,688 (270,469)
Total long contracts (545,115)
Short Contracts
U.S. Treasury 2 Year Note (38) 3/2023 USD (7,792,969) (8,652)
U.S. Treasury 10 Year Note (584) 3/2023 USD (65,581,375) 907,063
U.S. Treasury 10 Year Ultra Note (346) 3/2023 USD (40,925,312) 423,654
U.S. Treasury Ultra Bond (19) 3/2023 USD (2,551,938) 54,893
Total short contracts 1,376,958
Net contracts 831,843
As of December 31, 2022, the Fund had $1,397,635 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

68 - Statement of Investments - December 31, 2022 - NVIT Core Bond Fund
Asset-Backed Securities 11.0%
Principal
Amount ($) Value ($)
Airlines 1.6%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 6,115,428 6,072,250
British Airways Pass-Through
Trust
Series 2013-1, Class A,
4.63%, 6/20/2024(a) 3,640,032 3,533,903
Series 2021-1, Class B,
3.90%, 9/15/2031(a) 7,950,978 6,561,883
United Airlines Pass-Through
Trust, Series 2020-1, Class
A, 5.88%, 10/15/2027 4,979,415 4,909,434
21,077,470
Home Equity 0.2%
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
5.63%, 1/25/2036(b) 544,255 531,920
RASC Trust, Series 2005-
KS12, Class M2, 5.08%,
1/25/2036(b) 1,914,799 1,902,160
2,434,080
Other 9.2%
AMMC CLO 22 Ltd., Series
2018-22A, Class A, 5.39%,
4/25/2031(a)(b) 9,000,000 8,866,458
Apidos CLO XXII, Series
2015-22A, Class A1R,
5.30%, 4/20/2031(a)(b) 5,000,000 4,924,260
Apidos CLO XXXIV, Series
2020-34A, Class A1R,
5.39%, 1/20/2035(a)(b) 4,100,000 3,994,405
ARES LVI CLO Ltd., Series
2020-56A, Class AR,
5.52%, 10/25/2034(a)(b) 2,050,000 1,998,071
ARES LXIII CLO Ltd., Series
2022-63A, Class A1A,
5.34%, 4/20/2035(a)(b) 5,000,000 4,873,485
ARES XLIV CLO Ltd., Series
2017-44A, Class A1R,
5.16%, 4/15/2034(a)(b) 5,000,000 4,870,065
Broad River Bsl Funding CLO
Ltd., Series 2020-1A, Class
AR, 5.41%, 7/20/2034(a)(b) 6,600,000 6,388,034
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
5.38%, 4/20/2034(a)(b) 800,000 778,686
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A1R,
5.23%, 10/17/2034(a)(b) 1,800,000 1,755,662
CVS Pass-Through Trust
6.04%, 12/10/2028 3,716,186 3,660,546
6.94%, 1/10/2030 7,079,304 7,208,377
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Dryden 77 CLO Ltd., Series
2020-77A, Class AR,
5.80%, 5/20/2034(a)(b) 6,600,000 6,418,309
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 733,967 628,953
FCI Funding LLC
Series 2019-1A, Class A,
3.63%, 2/18/2031(a) 52,826 52,776
Series 2021-1A, Class A,
1.13%, 4/15/2033(a) 901,780 880,702
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 2,080,655 1,825,145
Goodgreen Trust
Series 2017-1A, Class A,
3.74%, 10/15/2052(a) 356,507 330,243
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 3,873,653 3,331,179
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 1,466,676 1,279,646
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 1,729,103 1,637,008
Series 2014-2A, Class A,
3.99%, 9/21/2040(a) 627,974 586,435
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 724,328 691,432
Invesco CLO Ltd.
Series 2021-1A, Class A1,
5.08%, 4/15/2034(a)(b) 1,550,000 1,506,425
Series 2021-2A, Class A,
5.20%, 7/15/2034(a)(b) 5,000,000 4,855,140
LCM 37 Ltd., Series
37A, Class A1, 5.34%,
4/15/2034(a)(b) 1,900,000 1,874,494
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
5.37%, 1/20/2035(a)(b) 5,000,000 4,860,920
Magnetite XXXII Ltd., Series
2022-32A, Class A, 5.21%,
4/15/2035(a)(b) 5,000,000 4,931,350
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
5.22%, 1/20/2032(a)(b) 1,000,000 983,421
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
5.38%, 10/20/2035(a)(b) 5,000,000 4,879,060
NRZ Advance Receivables
Trust
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,500,000 1,444,657
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 191,890
Reese Park CLO Ltd., Series
2020-1A, Class AR, 5.21%,
10/15/2034(a)(b) 1,550,000 1,507,493

NVIT Core Bond Fund - December 31, 2022 - Statement of Investments - 69
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 2,719,355 2,498,003
RR 1 LLC, Series 2017-
1A, Class A1AB, 5.23%,
7/15/2035(a)(b) 5,000,000 4,888,640
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 12,530,795 12,149,876
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,582,931 6,947,139
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
5.18%, 7/15/2034(a)(b) 5,000,000 4,891,290
125,389,675
Total Asset-Backed Securities
(cost $156,566,531)
148,901,225
Collateralized Mortgage Obligations 1.2%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 949,456 886,798
AREIT Trust, Series 2022-
CRE6, Class A, 5.08%,
1/16/2037(a)(b) 2,186,578 2,088,076
Chase Mortgage Finance
Corp.
Series 2016-SH1, Class M2,
3.75%, 4/25/2045(a)(b) 725,291 607,633
Series 2016-SH2, Class M2,
3.75%, 12/25/2045(a)(b) 4,707,771 4,099,173
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 350,978 334,726
FNMA REMICS
Series 2007-6, Class PA,
5.50%, 2/25/2037 38,098 37,046
Series 2009-78, Class BM,
4.00%, 6/25/2039 25,424 25,294
New Residential Mortgage
Loan Trust, Series 2014-
2A, Class A3, 3.75%,
5/25/2054(a)(b) 517,904 471,650
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 2,723,000 2,249,332
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 2,723,000 2,244,395
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 1,839,000 1,499,433
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 958,686 866,479
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 720,844 680,463
Total Collateralized Mortgage Obligations
(cost $18,538,903)
16,090,498
Commercial Mortgage-Backed Securities 2.0%
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 1,400,000 1,252,056
BB-UBS Trust, Series 2012-
SHOW, Class B, 3.88%,
11/5/2036(a) 5,000,000 4,637,795
BXP Trust, Series 2017-
GM, Class B, 3.42%,
6/13/2039(a)(b) 3,900,000 3,335,753
CityLine Commercial
Mortgage Trust, Series
2016-CLNE, Class A,
2.78%, 11/10/2031(a)(b) 7,388,000 7,113,252
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2014-C18, Class
300B, 4.00%, 8/15/2031 10,500,000 9,631,219
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 850,000 741,313
Total Commercial Mortgage-Backed
Securities
(cost $29,473,294) 26,711,388
Corporate Bonds 27.0%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
2.95%, 2/1/2030(d) 4,775,000 4,044,055
3.25%, 2/1/2035 2,000,000 1,520,996
Lockheed Martin Corp. ,
4.07%, 12/15/2042 600,000 519,040
Raytheon Technologies Corp. ,
4.15%, 5/15/2045 2,000,000 1,667,292
7,751,383
Automobiles 0.5%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 5,080,000 4,346,109
1.80%, 1/10/2028(a)(d) 672,000 551,105
6.38%, 4/8/2030(a)(d) 1,730,000 1,753,007
6,650,221
Banks 3.4%
Bank of America Corp. ,
4.25%, 10/22/2026 3,000,000 2,897,848
Series L, 4.18%,
11/25/2027(d) 4,000,000 3,794,002
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(e) 2,340,000 2,125,258

70 - Statement of Investments - December 31, 2022 - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.53%), 1.90%,
7/23/2031(e) 2,500,000 1,918,764
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d)(e) 4,750,000 3,591,493
Citigroup, Inc. ,
(SOFR + 3.91%), 4.41%,
3/31/2031(e) 3,250,000 2,984,464
(SOFR + 1.94%), 3.79%,
3/17/2033(e) 1,650,000 1,411,231
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032 6,200,000 4,601,963
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a) 4,000,000 3,297,133
HSBC Holdings plc ,
(SOFR + 1.29%), 1.59%,
5/24/2027(e) 3,500,000 3,017,740
Huntington National Bank
(The) ,
5.65%, 1/10/2030(d) 2,000,000 2,015,268
ING Groep NV ,
(SOFR + 2.07%), 4.25%,
3/28/2033(d)(e) 1,000,000 880,412
JPMorgan Chase & Co. ,
(CME Term SOFR 3
Month + 1.11%), 1.76%,
11/19/2031(d)(e) 1,600,000 1,212,910
(SOFR + 2.08%), 4.91%,
7/25/2033(d)(e) 1,125,000 1,071,142
(SOFR + 2.58%), 5.72%,
9/14/2033(e) 2,075,000 2,025,311
(SOFR + 1.51%), 2.53%,
11/19/2041(e) 1,850,000 1,209,490
US Bancorp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 0.95%),
2.49%, 11/3/2036(e) 500,000 380,486
Wells Fargo & Co. ,
(SOFR + 1.50%), 3.35%,
3/2/2033(e) 3,000,000 2,527,193
(SOFR + 2.10%), 4.90%,
7/25/2033(d)(e) 1,500,000 1,424,300
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 4,750,000 3,531,469
45,917,877
Beverages 0.9%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 4,500,000 4,090,838
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Anheuser-Busch InBev
Finance, Inc. ,
4.90%, 2/1/2046 1,700,000 1,545,428
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 2,325,000 2,070,719
PepsiCo, Inc. ,
3.90%, 7/18/2032(d) 5,000,000 4,714,451
12,421,436
Biotechnology 1.0%
AbbVie, Inc. ,
3.20%, 11/21/2029 2,115,000 1,906,617
4.25%, 11/21/2049 1,350,000 1,120,345
Amgen, Inc. ,
4.05%, 8/18/2029(d) 1,675,000 1,565,328
CSL Finance plc ,
4.25%, 4/27/2032(a)(d) 7,000,000 6,591,350
Gilead Sciences, Inc. ,
4.80%, 4/1/2044 2,775,000 2,544,667
13,728,307
Capital Markets 1.9%
FMR LLC ,
6.50%, 12/14/2040(a) 2,000,000 2,056,008
5.15%, 2/1/2043(a) 1,000,000 877,543
Moody's Corp. ,
3.25%, 5/20/2050 2,600,000 1,795,231
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(e) 5,000,000 4,586,253
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(e) 750,000 686,816
(SOFR + 2.62%), 5.30%,
4/20/2037(e) 2,400,000 2,194,461
S&P Global, Inc. ,
2.90%, 3/1/2032(a) 5,500,000 4,691,248
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(e) 10,000,000 9,569,758
26,457,318
Chemicals 0.4%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 5,750,000 5,546,589
Commercial Services & Supplies 0.3%
Waste Connections, Inc. ,
4.20%, 1/15/2033(d) 5,000,000 4,643,720
Containers & Packaging 0.2%
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 2,350,000 2,073,292
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
3.65%, 6/1/2051 6,120,000 4,310,391

NVIT Core Bond Fund - December 31, 2022 - Statement of Investments - 71
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a)(d) 575,000 478,687
Verizon Communications, Inc. ,
2.55%, 3/21/2031 3,000,000 2,467,076
4.00%, 3/22/2050 3,345,000 2,616,993
9,873,147
Electric Utilities 4.6%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 7,525,000 6,957,513
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 2,845,000 2,652,649
Series Z, 3.70%,
5/1/2050(d) 2,805,000 2,042,860
Duke Energy Corp. ,
4.30%, 3/15/2028(d) 3,955,000 3,805,595
Entergy Arkansas LLC ,
4.00%, 6/1/2028 3,750,000 3,550,960
Evergy Missouri West, Inc. ,
3.75%, 3/15/2032(a) 3,140,000 2,754,707
Evergy, Inc. ,
2.90%, 9/15/2029 3,505,000 3,026,704
Exelon Corp. ,
4.05%, 4/15/2030 695,000 645,236
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 13,750,000 12,513,755
Georgia Power Co. ,
4.70%, 5/15/2032 4,750,000 4,579,284
ITC Holdings Corp. ,
4.95%, 9/22/2027(a)(d) 2,220,000 2,189,308
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 2,000,000 1,931,714
2.75%, 3/1/2032(a) 170,000 137,281
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 6,000,000 5,631,552
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 735,000 570,277
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 472,000 435,865
Southern California Edison
Co. ,
5.85%, 11/1/2027 2,100,000 2,161,503
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 6,000,000 5,470,930
4.30%, 7/15/2029(a)(d) 1,403,000 1,263,885
62,321,578
Energy Equipment & Services 0.3%
Schlumberger Holdings Corp. ,
3.90%, 5/17/2028(a) 4,389,000 4,089,180
Entertainment 0.3%
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032(a)(d) 5,800,000 4,777,836
Equity Real Estate Investment Trusts (REITs) 2.4%
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 5,525,000 4,027,969
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Kite Realty Group Trust ,
4.75%, 9/15/2030 2,124,000 1,869,834
LXP Industrial Trust ,
2.70%, 9/15/2030 5,000,000 3,982,755
Piedmont Operating
Partnership LP ,
4.45%, 3/15/2024 9,050,000 8,891,282
Spirit Realty LP ,
2.10%, 3/15/2028 3,500,000 2,853,691
Sun Communities Operating
LP ,
2.30%, 11/1/2028 4,226,000 3,518,040
VICI Properties LP ,
5.13%, 5/15/2032 3,900,000 3,611,205
WP Carey, Inc. ,
2.45%, 2/1/2032(d) 4,750,000 3,711,694
32,466,470
Food & Staples Retailing 0.4%
Walmart, Inc. ,
4.15%, 9/9/2032(d) 5,000,000 4,870,720
Food Products 0.4%
Cargill, Inc. ,
5.13%, 10/11/2032(a)(d) 5,000,000 5,008,781
Health Care Equipment & Supplies 0.4%
GE HealthCare Technologies,
Inc. ,
5.86%, 3/15/2030(a) 5,000,000 5,116,809
Health Care Providers & Services 0.5%
CVS Health Corp. ,
4.25%, 4/1/2050 115,000 91,530
Dignity Health ,
3.81%, 11/1/2024 4,000,000 3,878,009
UnitedHealth Group, Inc. ,
2.00%, 5/15/2030 3,050,000 2,516,489
6,486,028
Household Durables 0.1%
Newell Brands, Inc. ,
5.75%, 4/1/2046(c)(d) 1,046,000 833,739
Industrial Conglomerates 0.1%
GE Capital Funding LLC ,
4.55%, 5/15/2032(d) 1,207,000 1,145,730
Insurance 0.1%
MassMutual Global Funding II ,
1.55%, 10/9/2030(a) 2,000,000 1,541,211
Internet & Direct Marketing Retail 0.3%
Amazon.com, Inc. ,
4.70%, 12/1/2032(d) 4,175,000 4,132,524
IT Services 0.3%
International Business
Machines Corp. ,
4.40%, 7/27/2032(d) 4,150,000 3,959,361

72 - Statement of Investments - December 31, 2022 - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media 0.6%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 1,450,000 1,187,101
3.70%, 4/1/2051 600,000 364,840
Comcast Corp. ,
2.65%, 2/1/2030(d) 3,905,000 3,378,289
2.94%, 11/1/2056 5,432,000 3,359,286
8,289,516
Metals & Mining 0.0%
†
Glencore Funding LLC ,
1.63%, 9/1/2025(a) 420,000 380,138
Multi-Utilities 0.9%
Black Hills Corp. ,
3.05%, 10/15/2029 1,350,000 1,145,094
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 3,500,000 2,943,321
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 7,000,000 6,752,172
3.25%, 6/15/2026 1,250,000 1,163,590
12,004,177
Oil, Gas & Consumable Fuels 2.2%
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051(d) 1,800,000 1,185,125
Continental Resources, Inc. ,
4.38%, 1/15/2028(d) 865,000 792,565
5.75%, 1/15/2031(a) 1,310,000 1,219,427
2.88%, 4/1/2032(a) 3,155,000 2,336,871
Energy Transfer LP ,
6.50%, 2/1/2042 2,350,000 2,322,688
Exxon Mobil Corp. ,
3.45%, 4/15/2051 2,250,000 1,693,873
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 450,000 410,315
3.25%, 8/1/2050 395,000 255,017
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 5,400,000 4,392,376
ONEOK, Inc. ,
7.15%, 1/15/2051 2,000,000 2,030,557
Targa Resources Partners LP ,
5.00%, 1/15/2028(d) 1,500,000 1,430,938
4.88%, 2/1/2031 1,905,000 1,720,120
4.00%, 1/15/2032 4,420,000 3,718,944
Valero Energy Partners LP ,
4.50%, 3/15/2028 320,000 310,265
Var Energi ASA ,
5.00%, 5/18/2027(a) 5,665,623 5,308,890
7.50%, 1/15/2028(a) 800,000 814,882
29,942,853
Pharmaceuticals 0.2%
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028 2,500,000 2,397,032
Road & Rail 0.7%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a)(d) 6,500,000 5,926,206
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Ashtead Capital, Inc.,
4.25%, 11/1/2029(a)(d) 1,730,000 1,550,657
Union Pacific Corp. ,
3.84%, 3/20/2060 2,800,000 2,162,949
9,639,812
Semiconductors & Semiconductor Equipment 0.1%
Intel Corp. ,
4.15%, 8/5/2032(d) 2,085,000 1,949,393
Specialty Retail 0.6%
AutoZone, Inc. ,
4.75%, 8/1/2032(d) 5,000,000 4,845,926
Home Depot, Inc. (The) ,
2.88%, 4/15/2027 3,200,000 2,984,676
7,830,602
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. ,
3.35%, 8/8/2032(d) 8,350,000 7,579,947
HP, Inc. ,
3.40%, 6/17/2030 1,000,000 847,088
8,427,035
Thrifts & Mortgage Finance 0.4%
BPCE SA ,
5.70%, 10/22/2023(a)(d) 3,000,000 2,977,392
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(e) 3,750,000 2,736,246
5,713,638
Tobacco 0.4%
BAT Capital Corp. ,
4.74%, 3/16/2032 3,800,000 3,371,832
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 945,000 958,682
5.75%, 11/17/2032(d) 1,475,000 1,503,654
5,834,168
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 3,960,000 2,642,676
Total Corporate Bonds
(cost $420,296,884)
366,864,297
Loan Participation 0.1%
Electrical Equipment 0.1%
Sensata Technologies B.V.,
Term Loan, (ICE LIBOR
USD 3 Month + 1.75%),
5.87%, 9/20/2026 (e) 986,651 980,485
0
Total Loan Participation
(cost $987,726) 980,485

NVIT Core Bond Fund - December 31, 2022 - Statement of Investments - 73
Mortgage-Backed Securities 29.6%
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB8000
3.00%, 7/1/2034 4,189,490 3,932,429
Pool# SB8083
1.50%, 1/1/2036 14,563,905 12,616,445
Pool# SB8088
1.50%, 2/1/2036 18,488,019 16,015,741
Pool# SB8183
3.50%, 10/1/2037 15,000,001 14,354,147
Pool# SD8018
4.00%, 10/1/2049 1,919,669 1,822,781
Pool# SD8080
2.00%, 6/1/2050 3,473,340 2,841,944
Pool# SD8079
2.00%, 7/1/2050 8,701,715 7,118,859
Pool# SD8084
3.00%, 8/1/2050 8,399,167 7,401,455
Pool# SD8178
2.50%, 11/1/2051 30,196,955 25,629,653
Pool# SD8181
1.50%, 12/1/2051 7,591,693 5,850,372
Pool# RA6433
2.50%, 12/1/2051 9,922,705 8,399,431
Pool# SD8199
2.00%, 3/1/2052 52,733,904 42,938,159
Pool# SD8200
2.50%, 3/1/2052 14,263,955 12,078,114
Pool# QE0799
2.50%, 4/1/2052 9,628,835 8,162,934
Pool# SD8213
3.00%, 5/1/2052 4,837,918 4,248,161
Pool# QE6924
4.00%, 8/1/2052 29,529,558 27,706,194
Pool# SD8255
3.50%, 10/1/2052 15,819,370 14,376,367
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,279,202 2,272,440
Pool# 468516
5.17%, 6/1/2028 814,795 809,425
Pool# AM7073
6.41%, 1/1/2030 1,474,103 1,605,724
Pool# 468127
5.70%, 5/1/2041 1,096,633 1,134,222
FNMA UMBS Pool
Pool# MA4582
2.00%, 4/1/2037 10,748,442 9,559,647
Pool# AR9398
3.50%, 6/1/2043 869,119 812,784
Pool# BC0180
4.00%, 1/1/2046 2,412,992 2,311,262
Pool# AS7908
3.00%, 9/1/2046 5,321,195 4,762,854
Pool# AS8483
3.00%, 12/1/2046 2,278,336 2,046,224
Pool# MA2863
3.00%, 1/1/2047 6,963,876 6,218,293
Pool# AS8784
3.00%, 2/1/2047 2,351,366 2,100,999
Pool# BE7557
3.50%, 2/1/2047 4,370,284 4,056,561
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM2003
4.00%, 10/1/2047 3,589,732 3,429,486
Pool# BJ3716
3.50%, 12/1/2047 2,188,581 2,029,395
Pool# MA3210
3.50%, 12/1/2047 908,673 840,431
Pool# BM3355
3.50%, 2/1/2048 1,456,638 1,350,250
Pool# CA1532
3.50%, 4/1/2048 4,587,237 4,257,825
Pool# CA2208
4.50%, 8/1/2048 1,050,525 1,029,388
Pool# CA2469
4.00%, 10/1/2048 1,943,855 1,853,448
Pool# MA3745
3.50%, 8/1/2049 5,031,874 4,652,167
Pool# FS2041
2.00%, 8/1/2051 8,714,150 7,111,315
Pool# FS1080
2.50%, 2/1/2052 33,917,247 28,784,806
Pool# BU8883
3.00%, 3/1/2052 19,964,302 17,527,994
Pool# MA4577
2.00%, 4/1/2052 43,616,588 35,513,026
Pool# BV8011
3.00%, 8/1/2052 9,944,407 8,730,849
Pool# MA4733
4.50%, 9/1/2052 19,523,338 18,792,795
Pool# MA4782
3.50%, 10/1/2052 14,860,415 13,504,947
Total Mortgage-Backed Securities
(cost $449,133,113)
402,591,743
Municipal Bonds 1.1%
California 0.4%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 3,885,000 4,538,555
District of Columbia 0.7%
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue
Series D, 7.46%, 10/1/2046 6,000,000 7,371,550
Series D, 8.00%, 10/1/2047 2,000,000 2,537,955
9,909,505
Total Municipal Bonds
(cost $14,152,790)
14,448,060

74 - Statement of Investments - December 31, 2022 - NVIT Core Bond Fund
U.S. Government Agency Security 0.9%
Principal
Amount ($) Value ($)
Tennessee Valley Authority,
5.88%, 4/1/2036 11,793,000 12,932,720
Total U.S. Government Agency Security
(cost $13,853,113)
12,932,720
U.S. Treasury Obligations 26.2%
U.S. Treasury Bonds
7.13%, 2/15/2023 (d) 1,000,000 1,003,153
2.00%, 11/15/2041 18,000,000 12,852,422
2.38%, 2/15/2042 55,000,000 41,993,359
3.25%, 5/15/2042 11,500,000 10,082,265
3.13%, 2/15/2043 23,000,000 19,621,875
2.25%, 8/15/2046 7,000,000 4,953,867
2.25%, 2/15/2052 54,800,000 38,107,406
2.88%, 5/15/2052 6,375,000 5,107,969
U.S. Treasury Notes
0.13%, 10/15/2023 1,000,000 964,727
0.25%, 3/15/2024 26,000,000 24,648,203
0.38%, 4/15/2024 8,000,000 7,570,000
3.00%, 6/30/2024 10,000,000 9,760,547
4.50%, 11/30/2024 20,000,000 20,000,780
1.00%, 12/15/2024 50,000,000 46,796,875
2.88%, 6/15/2025 9,000,000 8,698,711
3.00%, 7/15/2025 22,000,000 21,309,062
0.25%, 8/31/2025 20,000,000 17,984,375
1.25%, 12/31/2026 26,000,000 23,283,203
2.25%, 2/15/2027 2,000,000 1,861,172
0.50%, 4/30/2027 1,000,000 861,055
3.25%, 6/30/2027 7,000,000 6,768,398
2.25%, 8/15/2027 15,000,000 13,875,586
1.50%, 11/30/2028 11,000,000 9,552,383
2.75%, 5/31/2029 6,000,000 5,574,375
3.25%, 6/30/2029 2,000,000 1,913,906
2.88%, 5/15/2032 1,500,000 1,382,344
Total U.S. Treasury Obligations
(cost $380,131,133)
356,528,018
Repurchase Agreements 1.2%
Bank of America NA
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $4,001,912,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $4,080,000. (f)(g) 4,000,000 4,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $6,771,564,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$6,903,697. (f)(g) 6,768,330 6,768,330
Credit Suisse AG
4.27%, dated 12/30/2022,
due 1/3/2023, repurchase
price $5,002,373,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037;
total market value
$5,102,424. (f)(g) 5,000,000 5,000,000
MetLife, Inc.
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,000,478,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 1/12/2023 -
2/15/2051; total market
value $1,020,530. (f)(g) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $16,768,330)
16,768,330
Total Investments
(cost $1,499,901,817) — 100.3%
1,362,816,764
Liabilities in excess of other
assets — (0.3)% (3,778,762)
NET ASSETS — 100.0%
$ 1,359,038,002
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $289,180,621 which represents 21.28% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2022.

NVIT Core Bond Fund - December 31, 2022 - Statement of Investments - 75
(d) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $54,842,735, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $16,768,330 and by
$40,332,081 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 4.75%, and maturity dates ranging from 2/28/2023 –
11/15/2051, a total value of $57,100,411.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2022.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$16,768,330.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of December 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
39-V1 1.00 Quarterly 12/20/2027 0.82 USD 104,300,000 (149,827) (713,321) (863,148)
(149,827) (713,321) (863,148)
As of December 31, 2022, the Fund had $1,469,564 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

76 - Statement of Investments - December 31, 2022 - NVIT Core Bond Fund
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 444 3/2023 USD 91,054,688 110,036
U.S. Treasury 5 Year Note 156 3/2023 USD 16,837,031 (23,601)
U.S. Treasury 10 Year Note 443 3/2023 USD 49,747,516 (483,422)
Total long contracts (396,987)
Short Contracts
U.S. Treasury 10 Year Ultra Note (184) 3/2023 USD (21,763,750) 183,230
U.S. Treasury Long Bond (108) 3/2023 USD (13,537,125) 96,772
U.S. Treasury Ultra Bond (10) 3/2023 USD (1,343,125) 6,929
Total short contracts 286,931
Net contracts (110,056)
As of December 31, 2022, the Fund had $949,465 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT DoubleLine Total Return Tactical Fund - December 31, 2022 - Statement of Investments - 77
Asset-Backed Securities 17 .3%
Principal
Amount ($) Value ($)
Automobiles 0 .1%
Exeter Automobile
Receivables Trust, Series
2021-1A, Class D, 1.08%,
11/16/2026 250,000 233,723
Equipment Loans & Leases 0 .9%
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 703,937 530,143
Sprite Ltd., Series 2021-
1, Class A, 3.75%,
11/15/2046(a) 450,760 390,216
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 769,056 603,732
1,524,091
Home Equity 6 .9%
Aegis Asset-Backed Securities
Corp. Mortgage Pass-
Through Certificates, Series
2003-2, Class M2, 6.94%,
11/25/2033(b) 1,043,212 922,706
Asset-Backed Securities Corp.
Home Equity Loan Trust,
Series 2007-HE2, Class A4,
4.62%, 5/25/2037(b) 1,441,295 995,016
Credit-Based Asset Servicing
and Securitization LLC,
Series 2006-CB4, Class
AV3, 4.69%, 5/25/2036(b) 2,287,904 1,488,451
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 4.22%,
4/25/2037(b) 448,477 308,865
JP Morgan Mortgage
Acquisition Trust
Series 2006-RM1, Class A5,
4.87%, 8/25/2036(b) 1,626,385 733,330
Series 2007-CH3, Class
M2, 4.71%, 3/25/2037(b) 1,500,000 1,241,833
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
4.60%, 5/25/2037(b) 1,239,223 1,161,705
Merrill Lynch Mortgage
Investors Trust, Series
2006-HE3, Class A4,
4.89%, 6/25/2037(b) 2,138,121 576,945
New Century Home Equity
Loan Trust, Series 2006-
1, Class A2C, 4.95%,
5/25/2036(b) 1,500,000 1,317,967
Option One Mortgage Loan
Trust, Series 2006-1, Class
M2, 4.96%, 1/25/2036(b) 2,049,000 1,398,879
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(c) 2,781,357 842,377
Securitized Asset-Backed
Receivables LLC Trust,
Series 2006-FR4, Class
A2B, 4.73%, 8/25/2036(b) 4,047,512 1,291,721
12,279,795
Other 9 .2%
Affirm Asset Securitization
Trust, Series 2020-
Z1, Class A, 3.46%,
10/15/2024(a) 27,696 27,469
AGL CLO 3 Ltd., Series
2020-3A, Class A, 5.38%,
1/15/2033(a)(b) 1,000,000 981,495
Bridge Street CLO II Ltd.,
Series 2021-1A, Class A1A,
5.47%, 7/20/2034(a)(b) 500,000 484,004
Capital Four US CLO I Ltd.,
Series 2021-1A, Class A,
5.40%, 1/18/2035(a)(b) 500,000 483,154
Cathedral Lake VIII Ltd.,
Series 2021-8A, Class A1,
5.46%, 1/20/2035(a)(b) 500,000 483,175
CLNC Ltd., Series 2019-
FL1, Class A, 5.69%,
8/20/2035(a)(b) 60,992 59,480
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(b) 1,000,000 873,546
Franklin Park Place CLO I
LLC, Series 2022-1A, Class
A, 5.23%, 4/14/2035(a)(b) 500,000 478,054
FS RIALTO, Series 2021-
FL2, Class A, 5.55%,
5/16/2038(a)(b) 375,000 356,112
FS Rialto Issuer LLC, Series
2022-FL4, Class AS, 6.21%,
1/19/2039(a)(b) 200,000 191,891
Generate CLO 9 Ltd., Series
9A, Class A, 5.44%,
10/20/2034(a)(b) 500,000 482,070
GoodLeap Sustainable Home
Solutions Trust, Series
2021-5CS, Class C, 3.50%,
10/20/2048(a) 452,427 311,675
Gulf Stream Meridian 3 Ltd.,
Series 2021-IIIA, Class A1,
5.40%, 4/15/2034(a)(b) 500,000 489,555
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/17/2041(a) 1,046,567 812,882
Series 2021-1, Class F,
3.33%, 9/17/2041(a) 615,011 472,999

78 - Statement of Investments - December 31, 2022 - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
LCM XV LP, Series 15A, Class
DR, 7.94%, 7/20/2030(a)(b) 250,000 215,254
LoanCore Issuer Ltd., Series
2019-CRE2, Class AS,
5.82%, 5/15/2036(a)(b) 164,269 163,260
Marble Point CLO XIV Ltd.,
Series 2018-2A, Class A1R,
5.52%, 1/20/2032(a)(b) 500,000 488,640
Marble Point CLO XXII Ltd.,
Series 2021-2A, Class A,
5.56%, 7/25/2034(a)(b) 500,000 481,566
Marlette Funding Trust, Series
2019-4A, Class C, 3.76%,
12/17/2029(a) 300,325 294,460
ME Funding LLC, Series
2019-1, Class A2, 6.45%,
7/30/2049(a) 727,500 697,539
Ocean Trails CLO X, Series
2020-10A, Class AR,
5.30%, 10/15/2034(a)(b) 500,000 483,702
Pagaya AI Debt Selection
Trust
Series 2021-1, Class B,
2.13%, 11/15/2027(a) 349,856 327,270
Series 2021-3, Class B,
1.74%, 5/15/2029(a) 499,973 456,575
Pagaya AI Debt Trust, Series
2022-1, Class B, 3.34%,
10/15/2029(a) 499,934 449,875
PMT Issuer Trust-FMSR,
Series 2021-FT1, Class A,
7.39%, 3/25/2026(a)(b) 850,000 824,485
PRET LLC, Series 2021-
NPL5, Class A1, 2.49%,
10/25/2051(a)(c) 840,579 758,982
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
5.43%, 10/20/2030(a)(b) 500,000 493,256
Sunnova Helios V Issuer LLC,
Series 2021-A, Class A,
1.80%, 2/20/2048(a) 424,442 345,407
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 457,726 402,709
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 5.16%, 1/17/2032(a)
(b) 500,000 490,492
Trimaran Cavu Ltd., Series
2021-3A, Class A, 5.40%,
1/18/2035(a)(b) 500,000 481,416
Upstart Pass-Through Trust
Series 2021-ST3, Class A,
2.00%, 5/20/2027(a) 208,291 195,251
Series 2021-ST4, Class A,
2.00%, 7/20/2027(a) 167,885 155,244
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 413,483 316,458
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
VOLT XCVI LLC, Series 2021-
NPL5, Class A1, 2.12%,
3/27/2051(a)(c) 383,647 347,797
Wellfleet CLO X Ltd., Series
2019-XA, Class A2R,
5.99%, 7/20/2032(a)(b) 500,000 474,336
16,331,535
Student Loan 0 .2%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 448,578
Total Asset-Backed Securities
(cost $35,924,051)
30,817,722
Collateralized Mortgage Obligations 16 .8%
ACRE Commercial Mortgage
Ltd., Series 2021-
FL4, Class A, 5.17%,
12/18/2037(a)(b) 86,618 85,762
Alternative Loan Trust
Series 2005-64CB, Class
1A12, 5.19%, 12/25/2035(b) 1,026,171 876,560
Series 2006-13T1, Class
A1, 6.00%, 5/25/2036 1,897,012 955,155
Series 2006-OA7, Class
1A2, 2.99%, 6/25/2046(b) 1,480,726 1,208,845
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
4.87%, 2/25/2036(b) 1,244,049 1,209,513
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1,548,151 748,502
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,151,889 579,850
COLT Mortgage Loan Trust,
Series 2022-4, Class A1,
4.30%, 3/25/2067(a)(b) 936,159 894,403
FHLMC REMICS
Series 5004, Class LS, IO,
1.76%, 7/25/2050(b) 3,003,749 370,488
Series 5198, Class KZ,
2.00%, 2/25/2052 2,236,943 1,348,648
FNMA REMICS
Series 2013-20, Class MA,
2.50%, 3/25/2033 1,537,136 1,414,054
Series 2014-11, Class KZ,
2.50%, 10/25/2041 2,189,055 1,926,275
Series 2018-33, Class A,
3.00%, 5/25/2048 661,254 588,664
Series 2019-64, Class D,
2.50%, 11/25/2049 435,308 377,990
Series 2020-77, Class S,
IO, 0.22%, 11/25/2050(b) 5,987,922 257,111

NVIT DoubleLine Total Return Tactical Fund - December 31, 2022 - Statement of Investments - 79
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2021-61, Class KZ,
2.50%, 9/25/2051 3,095,130 1,838,685
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 537,015
GNMA REMICS
Series 2019-84, Class SA,
IO, 0.00%, 7/20/2049(b) 4,920,999 85,380
Series 2020-79, Class IN,
IO, 2.50%, 6/20/2050 7,579,492 988,431
Series 2020-151, Class MI,
IO, 2.50%, 10/20/2050 3,245,108 430,981
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 3,807,090 490,671
Series 2021-30, Class KI,
IO, 3.00%, 2/20/2051 2,959,241 442,394
Series 2022-174, Class AZ,
3.50%, 5/20/2051 4,304,953 3,545,916
Series 2022-61, Class EI,
IO, 3.00%, 7/20/2051 4,173,461 608,911
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 4.75%,
7/25/2047(b) 700,941 479,435
JP Morgan Mortgage Trust,
Series 2006-S1, Class 2A9,
6.50%, 4/25/2036 356,506 354,344
Morgan Stanley Residential
Mortgage Loan Trust, Series
2020-RPL1, Class A1,
2.69%, 10/25/2060(a)(b) 428,486 411,449
New Residential Mortgage
Loan Trust, Series 2021-
NQ1R, Class M1, 2.27%,
7/25/2055(a)(b) 550,000 345,241
PRPM LLC, Series 2022-
5, Class A1, 6.90%,
9/27/2027(a)(c) 1,878,469 1,864,246
RALI Trust, Series 2006-
QS17, Class A7, 6.00%,
12/25/2036 993,718 780,719
Seasoned Credit Risk Transfer
Trust, Series 2019-4, Class
MV, 3.00%, 2/25/2059 1,890,990 1,648,135
Toorak Mortgage Corp. Ltd.,
Series 2020-1, Class A2,
3.23%, 3/25/2023(a)(c) 1,100,000 1,043,009
Verus Securitization Trust
Series 2021-6, Class B1,
4.05%, 10/25/2066(a)(b) 600,000 364,280
Series 2022-4, Class A2,
4.74%, 4/25/2067(a)(b) 878,511 820,616
Total Collateralized Mortgage Obligations
(cost $36,663,287)
29,921,678
Commercial Mortgage-Backed Securities 7 .1%
Principal
Amount ($) Value ($)
BANK
Series 2020-BN30,
Class XB, IO, 0.72%,
12/15/2053(b) 3,036,000 133,844
Series 2017-BNK6, Class
XA, IO, 0.77%, 7/15/2060(b) 4,170,854 110,254
Series 2018-BN10, Class
XA, IO, 0.69%, 2/15/2061(b) 2,764,893 78,592
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.05%, 2/15/2053(b) 1,976,771 102,976
Series 2021-C12, Class XA,
IO, 0.96%, 11/15/2054(b) 2,720,572 152,224
BB-UBS Trust
Series 2012-SHOW, Class
XB, IO, 0.14%, 11/5/2036(a)
(b) 4,823,000 15,126
Series 2012-SHOW, Class
XA, IO, 0.60%, 11/5/2036(a)
(b) 8,760,000 87,831
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.77%, 9/15/2053(b) 1,313,616 100,335
Series 2021-B27, Class XA,
IO, 1.27%, 7/15/2054(b) 2,001,493 141,040
BX Commercial Mortgage
Trust
Series 2021-VOLT, Class E,
6.32%, 9/15/2036(a)(b) 134,000 124,616
Series 2021-VOLT, Class F,
6.72%, 9/15/2036(a)(b) 134,000 123,280
Series 2021-SOAR, Class
A, 4.99%, 6/15/2038(a)(b) 198,496 191,186
BX Trust
Series 2019-OC11, Class E,
3.94%, 12/9/2041(a)(b) 211,000 163,236
Series 2019-OC11, Class D,
3.94%, 12/9/2041(a)(b) 100,000 79,692
BXMT Ltd., Series 2021-
FL4, Class A, 5.37%,
5/15/2038(a)(b) 125,000 123,529
CD Mortgage Trust
Series 2017-CD6, Class XA,
IO, 0.88%, 11/13/2050(b) 5,123,278 142,720
Series 2017-CD6, Class C,
4.23%, 11/13/2050(b) 202,000 169,208
CFCRE Commercial Mortgage
Trust, Series 2016-C4,
Class XA, IO, 1.61%,
5/10/2058(b) 1,935,237 76,418
Citigroup Commercial
Mortgage Trust
Series 2020-555, Class E,
3.50%, 12/10/2041(a)(b) 115,000 83,803
Series 2014-GC19, Class
XA, IO, 1.10%, 3/11/2047(b) 3,244,246 26,368
Series 2014-GC21, Class
XA, IO, 1.12%, 5/10/2047(b) 2,782,156 31,846
Series 2016-GC36, Class
D, 2.85%, 2/10/2049(a) 139,000 74,915

80 - Statement of Investments - December 31, 2022 - NVIT DoubleLine Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Commercial Mortgage Trust
Series 2017-PANW, Class
E, 3.81%, 10/10/2029(a)(b) 254,000 221,746
Series 2017-PANW, Class
D, 3.93%, 10/10/2029(a)(b) 152,000 138,851
Series 2014-CR20,
Class XA, IO, 0.94%,
11/10/2047(b) 5,367,575 71,284
Series 2015-CR23, Class C,
4.30%, 5/10/2048(b) 407,000 371,717
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 1.86%, 1/15/2049(b) 609,280 28,587
Series 2017-CX10,
Class XA, IO, 0.75%,
11/15/2050(b) 6,030,995 158,724
Series 2017-CX10, Class C,
4.18%, 11/15/2050(b) 247,000 206,965
Series 2019-C18, Class B,
3.59%, 12/15/2052 255,000 204,166
CSMC Trust
Series 2017-CALI, Class F,
3.78%, 11/10/2032(a)(b) 250,000 163,192
Series 2020-NET, Class A,
2.26%, 8/15/2037(a) 158,326 141,422
Series 2021-B33, Class A1,
3.05%, 10/10/2043(a) 100,000 84,192
Series 2021-B33, Class A2,
3.17%, 10/10/2043(a) 157,000 122,221
CSWF, Series 2018-
TOP, Class F, 7.07%,
8/15/2035(a)(b) 86,258 85,389
FNMA ACES REMICS
Series 2022-M4, Class A1X,
2.46%, 5/25/2030(b) 1,642,340 1,471,853
Series 2020-M7, Class X2,
IO, 1.24%, 3/25/2031(b) 5,175,353 358,826
Series 2022-M5, Class X,
IO, 0.62%, 1/1/2034(b) 13,031,000 522,025
GNMA REMICS
Series 2021-35, Class , IO,
0.99%, 12/16/2062(b) 4,601,212 337,558
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 4,830,232 266,249
Series 2021-129, Class , IO,
0.99%, 6/16/2063(b) 5,464,305 398,690
Series 2021-65, Class , IO,
0.88%, 8/16/2063(b) 5,033,608 341,701
Series 2021-79, Class , IO,
0.91%, 8/16/2063(b) 5,283,608 366,217
Series 2022-49, Class , IO,
0.76%, 3/16/2064(b) 6,704,645 416,304
Series 2021-208, Class , IO,
0.75%, 6/16/2064(b) 6,603,737 389,679
GPMT Ltd., Series 2021-
FL3, Class A, 5.59%,
7/16/2035(a)(b) 131,882 129,212
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Great Wolf Trust
Series 2019-WOLF, Class
E, 7.05%, 12/15/2036(a)(b) 100,000 94,591
Series 2019-WOLF, Class F,
7.45%, 12/15/2036(a)(b) 100,000 93,711
GS Mortgage Securities
Corp. Trust, Series 2018-
TWR, Class D, 6.17%,
7/15/2031(a)(b) 100,000 88,138
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.57%, 11/10/2049(b) 5,455,004 95,466
Series 2017-GS8, Class XA,
IO, 0.95%, 11/10/2050(b) 4,894,500 166,394
Series 2018-GS9, Class C,
4.36%, 3/10/2051(b) 175,000 143,958
HPLY Trust, Series 2019-
HIT, Class F, 7.47%,
11/15/2036(a)(b) 88,054 83,167
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2018-WPT, Class
FFX, 5.36%, 7/5/2033(a)(b) 113,000 96,356
JPMBB Commercial Mortgage
Securities Trust, Series
2014-C23, Class D, 3.98%,
9/15/2047(a)(b) 200,000 170,025
JPMDB Commercial Mortgage
Securities Trust
Series 2020-COR7, Class
XA, IO, 1.65%, 5/13/2053(b) 1,350,872 101,455
Series 2020-COR7, Class
B, 3.29%, 5/13/2053(b) 158,000 120,318
Med Trust, Series 2021-
MDLN, Class G, 9.57%,
11/15/2038(a)(b) 201,000 181,413
MHC Commercial Mortgage
Trust, Series 2021-
MHC, Class A, 5.12%,
4/15/2038(a)(b) 200,000 193,963
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2017-C33, Class XA,
IO, 1.25%, 5/15/2050(b) 2,434,162 95,309
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
6.64%, 11/15/2034(a)(b) 111,000 102,301
Series 2019-L3, Class XA,
IO, 0.64%, 11/15/2052(b) 3,025,403 97,873
Series 2020-L4, Class B,
3.08%, 2/15/2053 114,000 86,936
One New York Plaza Trust,
Series 2020-1NYP, Class C,
6.52%, 1/15/2036(a)(b) 150,000 137,061
SG Commercial Mortgage
Securities Trust, Series
2016-C5, Class XA, IO,
1.88%, 10/10/2048(b) 2,752,897 122,848

NVIT DoubleLine Total Return Tactical Fund - December 31, 2022 - Statement of Investments - 81
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Soho Trust, Series 2021-
SOHO, Class B, 2.70%,
8/10/2038(a)(b) 202,000 147,584
UBS Commercial Mortgage
Trust
Series 2017-C3, Class B,
4.09%, 8/15/2050(b) 194,000 162,087
Series 2017-C4, Class B,
4.24%, 10/15/2050(b) 161,000 140,139
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class XA,
IO, 0.58%, 5/15/2048(b) 8,299,171 87,498
Series 2016-C35, Class B,
3.44%, 7/15/2048 200,000 167,660
Series 2017-C42, Class C,
4.30%, 12/15/2050(b) 161,000 132,828
Series 2021-C59, Class XA,
IO, 1.54%, 4/15/2054(b) 1,666,706 138,085
Total Commercial Mortgage-Backed
Securities
(cost $14,652,758) 12,576,973
Corporate Bonds 13 .4%
Aerospace & Defense 0 .3%
Boeing Co. (The) ,
2.95%, 2/1/2030 170,000 143,977
Raytheon Technologies Corp. ,
3.03%, 3/15/2052 100,000 67,795
Textron, Inc. ,
2.45%, 3/15/2031 270,000 216,064
TransDigm, Inc. ,
5.50%, 11/15/2027 45,000 42,257
470,093
Airlines 0 .1%
American Airlines, Inc. ,
5.75%, 4/20/2029(a) 185,000 169,082
Auto Components 0 .1%
American Axle &
Manufacturing, Inc. ,
5.00%, 10/1/2029 40,000 32,251
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 35,000 30,796
Goodyear Tire & Rubber Co.
(The) ,
5.25%, 7/15/2031 65,000 53,166
Icahn Enterprises LP ,
5.25%, 5/15/2027 40,000 36,624
152,837
Automobiles 0 .1%
Ford Motor Co. ,
3.25%, 2/12/2032 120,000 89,993
Corporate Bonds
Principal
Amount ($) Value ($)
Banks 1 .5%
Banco Davivienda SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 5.10%),
6.65%, 4/22/2031(a)(d)(e) 200,000 153,500
Banco Nacional de Comercio
Exterior SNC ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.00%),
2.72%, 8/11/2031(e) 200,000 166,836
Bank Hapoalim BM ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.16%),
3.26%, 1/21/2032(a)(e) 200,000 172,096
Bank of America Corp. ,
(SOFR + 1.11%), 3.84%,
4/25/2025(e) 30,000 29,290
(SOFR + 1.75%), 4.83%,
7/22/2026(e) 40,000 39,532
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(e) 285,000 209,407
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 185,000 139,879
Bank of Nova Scotia (The) ,
3.45%, 4/11/2025 255,000 245,396
BBVA Bancomer SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.65%),
5.12%, 1/18/2033(e) 200,000 179,520
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 1.39%), 3.67%,
7/24/2028(e) 300,000 275,517
JPMorgan Chase & Co. ,
(SOFR + 1.99%), 4.85%,
7/25/2028(e) 70,000 68,235
(SOFR + 1.25%), 2.58%,
4/22/2032(e) 180,000 144,187
(SOFR + 1.26%), 2.96%,
1/25/2033(e) 175,000 142,433
Santander Holdings USA, Inc. ,
(SOFR + 1.25%), 2.49%,
1/6/2028(e) 160,000 137,277
Scotiabank Peru SAA ,
Reg. S, (ICE LIBOR USD
3 Month + 3.86%), 8.62%,
12/13/2027(e) 50,000 49,338
Toronto-Dominion Bank (The) ,
4.69%, 9/15/2027 220,000 217,486

82 - Statement of Investments - December 31, 2022 - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.31%), 3.58%,
5/22/2028(e) 145,000 134,632
(SOFR + 1.98%), 4.81%,
7/25/2028(e) 60,000 58,602
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 185,000 137,541
2,700,704
Beverages 0 .2%
Anheuser-Busch InBev
Worldwide, Inc. ,
5.55%, 1/23/2049 145,000 143,347
Constellation Brands, Inc. ,
3.15%, 8/1/2029 60,000 52,582
2.88%, 5/1/2030 105,000 89,382
PepsiCo, Inc. ,
3.60%, 2/18/2028 45,000 43,084
Primo Water Holdings, Inc. ,
4.38%, 4/30/2029(a) 45,000 38,861
367,256
Biotechnology 0 .1%
AbbVie, Inc. ,
3.85%, 6/15/2024 50,000 49,228
3.80%, 3/15/2025 95,000 92,588
141,816
Building Products 0 .1%
Advanced Drainage Systems,
Inc. ,
6.38%, 6/15/2030(a) 25,000 24,292
Builders FirstSource, Inc. ,
6.38%, 6/15/2032(a) 50,000 46,962
Carrier Global Corp. ,
3.58%, 4/5/2050 95,000 67,740
Griffon Corp. ,
5.75%, 3/1/2028 40,000 36,600
175,594
Capital Markets 0 .5%
Blackstone Holdings Finance
Co. LLC ,
2.00%, 1/30/2032(a) 215,000 157,942
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.17%), 5.78%,
5/15/2026(e) 274,000 272,071
Macquarie Group Ltd. ,
(SOFR + 1.53%), 2.87%,
1/14/2033(a)(e) 205,000 157,273
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley ,
(SOFR + 1.36%), 2.48%,
9/16/2036(e) 375,000 271,924
859,210
Chemicals 0 .5%
ASP Unifrax Holdings, Inc. ,
5.25%, 9/30/2028(a) 70,000 56,327
Braskem Idesa SAPI ,
Reg. S, 6.99%, 2/20/2032 200,000 142,764
CVR Partners LP ,
6.13%, 6/15/2028(a) 45,000 40,370
Equate Petrochemical BV ,
Reg. S, 2.63%, 4/28/2028 200,000 174,000
Sasol Financing USA LLC ,
5.50%, 3/18/2031 200,000 162,829
SK Invictus Intermediate II
Sarl ,
5.00%, 10/30/2029(a) 90,000 73,800
UPL Corp. Ltd. ,
Reg. S, 4.63%, 6/16/2030 200,000 155,715
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 50,000 40,363
846,168
Commercial Services & Supplies 0 .1%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 35,000 32,025
9.75%, 7/15/2027(a) 70,000 60,900
Garda World Security Corp. ,
6.00%, 6/1/2029(a) 70,000 56,878
Madison IAQ LLC ,
4.13%, 6/30/2028(a) 55,000 45,993
WASH Multifamily Acquisition,
Inc. ,
5.75%, 4/15/2026(a) 55,000 51,838
247,634
Communications Equipment 0 .0%
†
CommScope, Inc. ,
4.75%, 9/1/2029(a) 55,000 44,341
Construction & Engineering 0 .2%
Bioceanico Sovereign
Certificate Ltd. ,
Reg. S, 0.00%, 6/5/2034(f) 136,993 94,045
Pike Corp. ,
5.50%, 9/1/2028(a) 125,000 109,280
Quanta Services, Inc. ,
2.35%, 1/15/2032 190,000 144,273
347,598
Construction Materials 0 .1%
Cemex SAB de CV ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.53%),
5.12%, 6/08/2026(d)(e) 200,000 184,802

NVIT DoubleLine Total Return Tactical Fund - December 31, 2022 - Statement of Investments - 83
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance 0 .5%
American Express Co. ,
3.95%, 8/1/2025 130,000 127,353
Avolon Holdings Funding Ltd. ,
2.13%, 2/21/2026(a) 110,000 94,675
3.25%, 2/15/2027(a) 50,000 42,789
Capital One Financial Corp. ,
(SOFR + 2.16%), 4.98%,
7/24/2026(e) 135,000 132,220
Discover Financial Services ,
4.10%, 2/9/2027 145,000 136,444
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 90,000 74,628
3.10%, 1/12/2032 90,000 70,519
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(a)(g) 61,199 50,688
Navient Corp. ,
5.00%, 3/15/2027 30,000 26,263
OneMain Finance Corp. ,
6.63%, 1/15/2028 70,000 64,458
820,037
Containers & Packaging 0 .2%
Berry Global, Inc. ,
0.95%, 2/15/2024 130,000 123,163
Clydesdale Acquisition
Holdings, Inc. ,
6.63%, 4/15/2029(a) 65,000 61,799
WRKCo, Inc. ,
3.75%, 3/15/2025 135,000 130,562
315,524
Distributors 0 .0%
†
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 60,000 53,807
Diversified Consumer Services 0 .0%
†
Metis Merger Sub LLC ,
6.50%, 5/15/2029(a) 80,000 67,159
Diversified Financial Services 0 .1%
Inversiones La Construccion
SA ,
Reg. S, 4.75%, 2/7/2032 200,000 162,905
Diversified Telecommunication Services 0 .4%
AT&T, Inc. ,
2.75%, 6/1/2031 45,000 37,292
2.25%, 2/1/2032 175,000 137,169
CCO Holdings LLC ,
4.75%, 3/1/2030(a) 50,000 43,121
4.75%, 2/1/2032(a) 45,000 36,481
4.25%, 1/15/2034(a) 40,000 29,522
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 15,000 13,928
5.00%, 5/1/2028(a) 30,000 26,161
6.00%, 1/15/2030(a) 45,000 35,351
Lumen Technologies, Inc. ,
5.13%, 12/15/2026(a) 25,000 21,732
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Network i2i Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.39%),
3.98%, 3/03/2026(d)(e) 200,000 174,000
Verizon Communications, Inc. ,
1.75%, 1/20/2031 285,000 221,114
775,871
Electric Utilities 0 .7%
AEP Texas, Inc. ,
Series H, 3.45%, 1/15/2050 145,000 102,436
Duke Energy Carolinas LLC ,
3.55%, 3/15/2052 40,000 29,873
Duke Energy Corp. ,
2.65%, 9/1/2026 225,000 207,813
Entergy Louisiana LLC ,
4.75%, 9/15/2052 50,000 44,864
Exelon Corp. ,
4.10%, 3/15/2052(a) 20,000 15,981
JSW Hydro Energy Ltd. ,
4.13%, 5/18/2031(a) 177,000 147,530
LLPL Capital Pte. Ltd. ,
Reg. S, 6.88%, 2/4/2039 170,640 150,249
Minejesa Capital BV ,
Reg. S, 5.63%, 8/10/2037 200,000 155,701
Monongahela Power Co. ,
5.40%, 12/15/2043(a) 75,000 72,246
NextEra Energy Capital
Holdings, Inc. ,
4.26%, 9/1/2024 60,000 59,186
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 80,000 60,816
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 95,000 73,709
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 150,000 135,378
1,255,782
Electronic Equipment, Instruments & Components 0 .2%
Arrow Electronics, Inc. ,
3.88%, 1/12/2028 120,000 109,012
Vontier Corp. ,
1.80%, 4/1/2026 190,000 160,559
269,571
Energy Equipment & Services 0 .1%
Halliburton Co. ,
2.92%, 3/1/2030 70,000 60,012
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 65,625 63,861
USA Compression Partners
LP ,
6.88%, 9/1/2027 40,000 37,400
Weatherford International Ltd. ,
6.50%, 9/15/2028(a) 45,000 44,114
205,387

84 - Statement of Investments - December 31, 2022 - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment 0 .1%
Lions Gate Capital Holdings
LLC ,
5.50%, 4/15/2029(a) 50,000 28,990
Live Nation Entertainment,
Inc. ,
4.75%, 10/15/2027(a) 75,000 66,774
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027(a) 155,000 139,582
235,346
Equity Real Estate Investment Trusts (REITs) 0 .4%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 245,000 182,170
Crown Castle, Inc. ,
4.30%, 2/15/2029 145,000 136,929
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 190,000 138,518
Iron Mountain, Inc. ,
4.50%, 2/15/2031(a) 30,000 24,658
Park Intermediate Holdings
LLC ,
4.88%, 5/15/2029(a) 50,000 42,325
Vornado Realty LP ,
2.15%, 6/1/2026 60,000 50,700
Welltower, Inc. ,
2.05%, 1/15/2029 175,000 142,133
717,433
Food & Staples Retailing 0 .1%
Performance Food Group,
Inc. ,
4.25%, 8/1/2029(a) 40,000 34,665
Sysco Corp. ,
3.25%, 7/15/2027 80,000 73,942
3.30%, 2/15/2050 70,000 47,949
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 45,000 43,237
199,793
Food Products 0 .1%
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031 95,000 77,969
Post Holdings, Inc. ,
4.63%, 4/15/2030(a) 9,000 7,765
Smithfield Foods, Inc. ,
4.25%, 2/1/2027(a) 150,000 138,112
223,846
Gas Utilities 0 .1%
Ferrellgas LP ,
5.38%, 4/1/2026(a) 35,000 31,838
Suburban Propane Partners
LP ,
5.00%, 6/1/2031(a) 90,000 76,498
Superior Plus LP ,
4.50%, 3/15/2029(a) 70,000 59,850
168,186
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies 0 .0%
†
Medline Borrower LP ,
5.25%, 10/1/2029(a) 95,000 75,456
Health Care Providers & Services 0 .5%
AdaptHealth LLC ,
5.13%, 3/1/2030(a) 95,000 80,873
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 60,000 50,189
6.88%, 4/15/2029(a) 30,000 15,419
Elevance Health, Inc. ,
3.30%, 1/15/2023 135,000 134,901
4.10%, 5/15/2032 145,000 134,874
HCA, Inc. ,
4.13%, 6/15/2029 75,000 68,467
5.13%, 6/15/2039 80,000 71,582
Legacy LifePoint Health LLC ,
6.75%, 4/15/2025(a) 30,000 28,232
4.38%, 2/15/2027(a) 40,000 33,833
ModivCare Escrow Issuer,
Inc. ,
5.00%, 10/1/2029(a) 70,000 59,031
Owens & Minor, Inc. ,
6.63%, 4/1/2030(a) 70,000 60,158
RP Escrow Issuer LLC ,
5.25%, 12/15/2025(a) 60,000 45,819
Tenet Healthcare Corp. ,
6.25%, 2/1/2027(a) 35,000 33,618
6.13%, 6/15/2030(a) 85,000 80,988
897,984
Hotels, Restaurants & Leisure 0 .6%
Boyne USA, Inc. ,
4.75%, 5/15/2029(a) 125,000 110,631
Caesars Entertainment, Inc. ,
4.63%, 10/15/2029(a) 45,000 36,621
Carnival Corp. ,
5.75%, 3/1/2027(a) 165,000 117,817
Cedar Fair LP ,
5.25%, 7/15/2029 40,000 35,922
Expedia Group, Inc. ,
5.00%, 2/15/2026 110,000 108,548
3.80%, 2/15/2028 185,000 169,829
Fertitta Entertainment LLC ,
6.75%, 1/15/2030(a) 75,000 60,495
Marriott International, Inc. ,
Series HH, 2.85%,
4/15/2031 175,000 141,712
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 100,000 85,086
NCL Corp. Ltd. ,
5.88%, 2/15/2027(a) 45,000 38,984
Premier Entertainment Sub
LLC ,
5.63%, 9/1/2029(a) 50,000 36,870
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 85,000 71,800

NVIT DoubleLine Total Return Tactical Fund - December 31, 2022 - Statement of Investments - 85
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Scientific Games International,
Inc. ,
7.25%, 11/15/2029(a) 45,000 43,200
Viking Cruises Ltd. ,
5.88%, 9/15/2027(a) 105,000 85,592
1,143,107
Household Durables 0 .0%
†
Mattamy Group Corp. ,
4.63%, 3/1/2030(a) 60,000 48,628
SWF Escrow Issuer Corp. ,
6.50%, 10/1/2029(a) 30,000 17,383
66,011
Household Products 0 .1%
Energizer Holdings, Inc. ,
4.75%, 6/15/2028(a) 45,000 38,997
Kronos Acquisition Holdings,
Inc. ,
5.00%, 12/31/2026(a) 25,000 21,625
7.00%, 12/31/2027(a) 25,000 20,563
81,185
Independent Power and Renewable Electricity Producers
0 .0%
†
Calpine Corp. ,
5.13%, 3/15/2028(a) 45,000 40,153
4.63%, 2/1/2029(a) 30,000 25,742
65,895
Insurance 0 .4%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 40,000 35,954
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 75,000 63,611
Athene Holding Ltd. ,
3.95%, 5/25/2051 190,000 128,204
Brighthouse Financial Global
Funding ,
1.00%, 4/12/2024(a) 45,000 42,374
Brown & Brown, Inc. ,
2.38%, 3/15/2031 130,000 98,908
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 90,000 86,209
Guardian Life Global Funding ,
1.25%, 5/13/2026(a) 155,000 136,471
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(a) 140,000 96,769
688,500
Machinery 0 .0%
†
Parker-Hannifin Corp. ,
4.25%, 9/15/2027 35,000 33,957
Media 0 .6%
Cengage Learning, Inc. ,
9.50%, 6/15/2024(a) 50,000 47,688
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Charter Communications
Operating LLC ,
2.30%, 2/1/2032 245,000 180,454
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 50,000 36,714
Comcast Corp. ,
2.94%, 11/1/2056 212,000 131,106
Directv Financing LLC ,
5.88%, 8/15/2027(a) 40,000 35,786
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 45,000 35,915
5.13%, 6/1/2029 25,000 16,128
GCI LLC ,
4.75%, 10/15/2028(a) 50,000 42,004
McGraw-Hill Education, Inc. ,
5.75%, 8/1/2028(a) 45,000 37,817
News Corp. ,
5.13%, 2/15/2032(a) 30,000 27,300
Nexstar Media, Inc. ,
5.63%, 7/15/2027(a) 25,000 22,934
Omnicom Group, Inc. ,
2.45%, 4/30/2030 165,000 136,657
Scripps Escrow II, Inc. ,
3.88%, 1/15/2029(a) 90,000 72,225
Sirius XM Radio, Inc. ,
5.50%, 7/1/2029(a) 85,000 77,586
Univision Communications,
Inc. ,
4.50%, 5/1/2029(a) 45,000 37,632
7.38%, 6/30/2030(a) 70,000 66,899
VTR Comunicaciones SpA ,
Reg. S, 5.13%, 1/15/2028 200,000 124,210
1,129,055
Metals & Mining 0 .5%
Arconic Corp. ,
6.13%, 2/15/2028(a) 75,000 70,370
CAP SA ,
Reg. S, 3.90%, 4/27/2031 200,000 156,041
Freeport Indonesia PT ,
5.32%, 4/14/2032(a) 200,000 183,447
Freeport-McMoRan, Inc. ,
5.25%, 9/1/2029 50,000 48,240
4.63%, 8/1/2030 70,000 65,198
Glencore Funding LLC ,
1.63%, 4/27/2026(a) 100,000 88,109
3.38%, 9/23/2051(a) 85,000 55,134
JSW Steel Ltd. ,
Reg. S, 5.05%, 4/5/2032 200,000 157,806
SunCoke Energy, Inc. ,
4.88%, 6/30/2029(a) 55,000 47,211
871,556
Multiline Retail 0 .2%
Dollar General Corp. ,
4.25%, 9/20/2024 70,000 69,038
3.50%, 4/3/2030 155,000 139,445

86 - Statement of Investments - December 31, 2022 - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multiline Retail
Dollar Tree, Inc. ,
4.00%, 5/15/2025 125,000 122,033
330,516
Multi-Utilities 0 .1%
DTE Energy Co. ,
4.22%, 11/1/2024(c) 70,000 68,806
Empresas Publicas de
Medellin ESP ,
Reg. S, 4.25%, 7/18/2029 200,000 158,750
227,556
Oil, Gas & Consumable Fuels 1 .3%
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 24,000 22,689
Callon Petroleum Co. ,
7.50%, 6/15/2030(a) 60,000 54,900
Chesapeake Energy Corp. ,
5.88%, 2/1/2029(a) 65,000 61,587
CNX Resources Corp. ,
6.00%, 1/15/2029(a) 50,000 46,007
7.38%, 1/15/2031(a) 35,000 33,547
Continental Resources, Inc. ,
2.27%, 11/15/2026(a) 50,000 43,323
Ecopetrol SA ,
5.88%, 11/2/2051 200,000 134,504
Energy Transfer LP ,
4.75%, 1/15/2026 85,000 82,791
5.00%, 5/15/2044(c) 90,000 73,366
Enterprise Products Operating
LLC ,
3.75%, 2/15/2025 140,000 136,122
EQM Midstream Partners LP ,
4.75%, 1/15/2031(a) 85,000 69,487
Exxon Mobil Corp. ,
2.99%, 3/19/2025 85,000 81,872
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 60,000 55,482
4.25%, 2/15/2030(a) 85,000 72,668
Hilcorp Energy I LP ,
6.25%, 11/1/2028(a) 45,000 40,725
5.75%, 2/1/2029(a) 60,000 53,404
Hunt Oil Co. of Peru LLC
Sucursal Del Peru ,
Reg. S, 6.38%, 6/1/2028 174,800 166,203
MPLX LP ,
1.75%, 3/1/2026 75,000 66,853
NGL Energy Operating LLC ,
7.50%, 2/1/2026(a) 60,000 53,423
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 25,000 25,834
6.13%, 1/1/2031 40,000 40,368
6.45%, 9/15/2036 30,000 30,600
Oleoducto Central SA ,
Reg. S, 4.00%, 7/14/2027 200,000 176,440
Parkland Corp. ,
4.50%, 10/1/2029(a) 55,000 45,830
Petroleos del Peru SA ,
Reg. S, 4.75%, 6/19/2032 200,000 154,580
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Petroleos Mexicanos ,
6.75%, 9/21/2047 100,000 63,800
Pioneer Natural Resources
Co. ,
1.13%, 1/15/2026 100,000 89,131
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 90,000 88,247
Southwestern Energy Co. ,
5.38%, 2/1/2029 40,000 37,082
4.75%, 2/1/2032 45,000 38,457
Sunoco LP ,
6.00%, 4/15/2027 35,000 34,464
4.50%, 5/15/2029 20,000 17,494
TotalEnergies Capital
International SA ,
3.39%, 6/29/2060 105,000 73,086
Western Midstream Operating
LP ,
3.35%, 2/1/2025(c) 45,000 42,580
Williams Cos., Inc. (The) ,
3.75%, 6/15/2027 60,000 56,475
2,363,421
Paper & Forest Products 0 .1%
Georgia-Pacific LLC ,
3.60%, 3/1/2025(a) 141,000 136,513
Glatfelter Corp. ,
4.75%, 11/15/2029(a) 50,000 30,065
166,578
Personal Products 0 .0%
†
Coty, Inc. ,
5.00%, 4/15/2026(a) 40,000 37,931
Pharmaceuticals 0 .1%
1375209 BC Ltd. ,
9.00%, 1/30/2028(a) 5,000 4,869
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 35,000 24,137
11.00%, 9/30/2028(a) 9,000 7,018
14.00%, 10/15/2030(a) 1,000 594
Royalty Pharma plc ,
3.30%, 9/2/2040 205,000 142,276
Viatris, Inc. ,
1.65%, 6/22/2025 45,000 40,756
219,650
Real Estate Management & Development 0 .0%
†
Realogy Group LLC ,
5.25%, 4/15/2030(a) 50,000 36,476
Road & Rail 0 .3%
CSX Corp. ,
3.35%, 9/15/2049 185,000 133,100
Movida Europe SA ,
Reg. S, 5.25%, 2/8/2031 200,000 149,953
Penske Truck Leasing Co. LP ,
4.20%, 4/1/2027(a) 85,000 79,752

NVIT DoubleLine Total Return Tactical Fund - December 31, 2022 - Statement of Investments - 87
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Triton Container International
Ltd. ,
3.25%, 3/15/2032 180,000 138,969
Uber Technologies, Inc. ,
7.50%, 9/15/2027(a) 40,000 40,028
4.50%, 8/15/2029(a) 40,000 34,850
576,652
Semiconductors & Semiconductor Equipment 0 .2%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 173,000 138,695
Marvell Technology, Inc. ,
1.65%, 4/15/2026 120,000 105,985
NXP BV ,
3.88%, 6/18/2026 105,000 99,744
Qorvo, Inc. ,
1.75%, 12/15/2024(a) 50,000 46,048
390,472
Software 0 .3%
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 75,000 55,270
Clarivate Science Holdings
Corp. ,
4.88%, 7/1/2029(a) 45,000 38,266
Microsoft Corp. ,
2.92%, 3/17/2052 100,000 70,750
Oracle Corp. ,
6.25%, 11/9/2032 15,000 15,699
3.80%, 11/15/2037 15,000 11,877
3.60%, 4/1/2050 160,000 107,723
VMware, Inc. ,
2.20%, 8/15/2031 140,000 106,241
Workday, Inc. ,
3.70%, 4/1/2029 70,000 64,221
470,047
Specialty Retail 0 .3%
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 40,000 25,787
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 160,000 157,611
Michaels Cos., Inc. (The) ,
5.25%, 5/1/2028(a) 45,000 36,204
Sonic Automotive, Inc. ,
4.63%, 11/15/2029(a) 90,000 72,064
SRS Distribution, Inc. ,
4.63%, 7/1/2028(a) 65,000 57,620
Staples, Inc. ,
7.50%, 4/15/2026(a) 70,000 60,248
Victoria's Secret & Co. ,
4.63%, 7/15/2029(a) 55,000 43,180
452,714
Technology Hardware, Storage & Peripherals 0 .1%
NetApp, Inc. ,
1.88%, 6/22/2025 105,000 96,439
Corporate Bonds
Principal
Amount ($) Value ($)
Thrifts & Mortgage Finance 0 .1%
Nationstar Mortgage Holdings,
Inc. ,
5.75%, 11/15/2031(a) 115,000 89,412
PennyMac Financial Services,
Inc. ,
4.25%, 2/15/2029(a) 90,000 70,192
159,604
Tobacco 0 .1%
BAT Capital Corp. ,
2.73%, 3/25/2031 185,000 144,340
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
3.25%, 3/1/2025 115,000 109,124
Transportation Infrastructure 0 .3%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 187,500 146,763
Adani Ports & Special
Economic Zone Ltd. ,
Reg. S, 4.38%, 7/3/2029 200,000 168,043
Rutas 2 and 7 Finance Ltd. ,
Reg. S, 0.00%,
9/30/2036(f) 186,667 117,293
432,099
Water Utilities 0 .1%
Essential Utilities, Inc. ,
3.35%, 4/15/2050 195,000 133,166
Wireless Telecommunication Services 0 .1%
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 225,000 204,669
Total Corporate Bonds
(cost $27,622,634)
23,871,935
Foreign Government Securities 0 .4%
BRAZIL 0.1%
Federative Republic of Brazil,
5.63%, 2/21/2047 200,000 158,240
CHILE 0.0%
†
Republic of Chile,
3.10%, 5/7/2041 200,000 143,668
COLOMBIA 0.1%
Republic of Colombia,
4.13%, 5/15/2051 250,000 149,522
PANAMA 0.1%
Republic of Panama,
2.25%, 9/29/2032 200,000 148,101

88 - Statement of Investments - December 31, 2022 - NVIT DoubleLine Total Return Tactical Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
SOUTH AFRICA 0.1%
Republic of South Africa,
4.30%, 10/12/2028 200,000 178,000
Total Foreign Government Securities
(cost $1,030,193)
777,531
Mortgage-Backed Securities 18 .2%
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 1,486,362 1,379,784
Pool# G08775
4.00%, 8/1/2047 466,472 442,398
Pool# Q51461
3.50%, 10/1/2047 626,942 582,143
FHLMC UMBS Pool
Pool# SD0257
3.00%, 1/1/2050 1,679,491 1,485,252
Pool# SD8257
4.50%, 10/1/2052 1,472,152 1,417,028
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 1,772,245
Pool# BL5793
2.54%, 2/1/2032 2,113,000 1,819,083
Pool# BS3020
1.96%, 9/1/2033 1,300,000 1,014,008
Pool# BS3514
2.08%, 10/1/2033 5,900,000 4,627,787
FNMA UMBS Pool
Pool# BE2453
3.00%, 12/1/2046 1,328,527 1,185,832
Pool# MA2888
2.50%, 1/1/2047 1,085,824 936,142
Pool# AS9937
3.00%, 7/1/2047 1,043,146 932,071
Pool# MA4097
3.00%, 8/1/2050 2,809,560 2,479,378
Pool# FM4865
2.50%, 11/1/2050 2,993,226 2,549,464
Pool# FS1472
3.50%, 11/1/2050 2,612,197 2,395,974
Pool# FM8215
2.50%, 3/1/2051 1,516,825 1,303,247
Pool# FM7203
2.00%, 5/1/2051 2,643,408 2,158,802
Pool# CB0705
3.00%, 6/1/2051 1,494,353 1,313,306
Pool# FM8104
3.00%, 7/1/2051 1,665,903 1,468,884
Pool# MA4416
3.50%, 9/1/2051 1,289,584 1,173,913
Total Mortgage-Backed Securities
(cost $38,340,705)
32,436,741
U.S. Treasury Obligations 20 .3%
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.00%, 8/15/2052 8,800,000 7,250,375
4.00%, 11/15/2052 12,300,000 12,317,297
U.S. Treasury Notes
4.25%, 9/30/2024 440,000 437,748
4.50%, 11/30/2024 890,000 890,035
3.50%, 9/15/2025 540,000 529,200
4.50%, 11/15/2025 880,000 885,294
4.00%, 12/15/2025 720,000 715,388
3.13%, 8/31/2027 630,000 605,932
4.13%, 9/30/2027 440,000 441,650
4.13%, 10/31/2027 480,000 481,762
3.88%, 11/30/2027 690,000 686,226
3.13%, 8/31/2029 830,000 787,949
3.88%, 11/30/2029 660,000 655,566
2.75%, 8/15/2032 710,000 646,544
4.13%, 11/15/2032 8,600,000 8,776,031
Total U.S. Treasury Obligations
(cost $36,770,962)
36,106,997
Investment Company 2 .5%
Shares
Fixed Income Fund 2 .5%
DoubleLine Floating Rate
Fund, Class I 512,339 4,544,444
Total Investment Company
(cost $4,927,025)
4,544,444
Short-Term Investment 0 .5%
Principal
Amount ($)
U.S. Treasury Obligation 0 .5%
U.S. Treasury Bills, 3.73%,
4/20/2023 830,000 819,179
Total Short-Term Investment
(cost $820,779)
819,179
Total Investments
(cost $196,752,394) — 96.5%
171,873,200
Other assets in excess of
liabilities — 3.5% 6,234,699
NET ASSETS — 100.0%
$ 178,107,899

NVIT DoubleLine Total Return Tactical Fund - December 31, 2022 - Statement of Investments - 89
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $36,153,414 which represents 20.30% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2022.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2022.
The maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2022.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

90 - Statement of Investments - December 31, 2022 - NVIT Federated High Income Bond Fund
Common Stocks 0.5%
Shares Value ($)
Media Entertainment 0.0%
†
iHeartMedia, Inc., Class A * 4,485 27,493
Oil Field Services 0.4%
Superior Energy Services
LLC *^∞ 6,041 350,378
Pharmaceuticals 0.1%
Mallinckrodt plc * 10,735 83,196
Total Common Stocks
(cost $513,559)
461,067
Corporate Bonds 95.9%
Principal
Amount ($)
Aerospace / Defense 1.6%
TransDigm, Inc. ,
6.25%, 3/15/2026(a) 475,000 468,440
5.50%, 11/15/2027 1,050,000 986,003
4.88%, 5/1/2029 150,000 130,837
1,585,280
Airlines 0.4%
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 400,000 384,659
Automotive 5.7%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(a) 300,000 279,294
Clarios Global LP ,
6.75%, 5/15/2025(a) 23,000 23,053
Dana Financing Luxembourg
Sarl ,
5.75%, 4/15/2025(a) 50,000 48,923
Dana, Inc. ,
5.38%, 11/15/2027 25,000 23,191
4.50%, 2/15/2032 325,000 259,884
Dornoch Debt Merger Sub,
Inc. ,
6.63%, 10/15/2029(a) 775,000 543,706
Ford Motor Credit Co. LLC ,
3.38%, 11/13/2025 750,000 678,010
4.39%, 1/8/2026 400,000 372,584
2.70%, 8/10/2026 200,000 173,680
4.27%, 1/9/2027 375,000 339,179
7.35%, 11/4/2027 250,000 256,175
5.11%, 5/3/2029 475,000 430,134
4.00%, 11/13/2030 75,000 61,563
IHO Verwaltungs GmbH ,
6.00%, 5/15/2027(a)(b) 475,000 415,561
6.38%, 5/15/2029(a)(b) 200,000 169,005
KAR Auction Services, Inc. ,
5.13%, 6/1/2025(a) 44,000 42,985
Panther BF Aggregator 2 LP ,
8.50%, 5/15/2027(a) 1,125,000 1,098,559
Real Hero Merger Sub 2, Inc. ,
6.25%, 2/1/2029(a) 450,000 308,475
5,523,961
Corporate Bonds
Principal
Amount ($) Value ($)
Building Materials 3.7%
American Builders &
Contractors Supply Co.,
Inc. ,
4.00%, 1/15/2028(a) 75,000 66,915
Camelot Return Merger Sub,
Inc. ,
8.75%, 8/1/2028(a) 325,000 298,230
CP Atlas Buyer, Inc. ,
7.00%, 12/1/2028(a) 525,000 389,899
Foundation Building Materials,
Inc. ,
6.00%, 3/1/2029(a) 675,000 505,375
GYP Holdings III Corp. ,
4.63%, 5/1/2029(a) 300,000 244,940
Interface, Inc. ,
5.50%, 12/1/2028(a) 175,000 144,496
MIWD Holdco II LLC ,
5.50%, 2/1/2030(a) 75,000 59,711
SRS Distribution, Inc. ,
6.13%, 7/1/2029(a) 150,000 121,278
6.00%, 12/1/2029(a) 600,000 477,512
Standard Industries, Inc. ,
5.00%, 2/15/2027(a) 400,000 369,093
3.38%, 1/15/2031(a) 500,000 376,252
White Cap Buyer LLC ,
6.88%, 10/15/2028(a) 425,000 367,629
White Cap Parent LLC ,
8.25%, 3/15/2026(a)(b) 200,000 172,898
3,594,228
Cable Satellite 8.4%
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 87,000 84,225
5.13%, 5/1/2027(a) 150,000 139,810
5.00%, 2/1/2028(a) 525,000 476,695
5.38%, 6/1/2029(a) 200,000 180,854
4.75%, 3/1/2030(a) 750,000 646,811
4.50%, 8/15/2030(a) 75,000 61,962
4.25%, 2/1/2031(a) 50,000 40,106
4.50%, 5/1/2032 400,000 318,400
4.50%, 6/1/2033(a) 125,000 95,904
4.25%, 1/15/2034(a) 50,000 36,902
CSC Holdings LLC ,
5.25%, 6/1/2024 200,000 186,203
5.50%, 4/15/2027(a) 400,000 335,550
7.50%, 4/1/2028(a) 250,000 170,000
5.75%, 1/15/2030(a) 775,000 437,092
4.50%, 11/15/2031(a) 475,000 329,562
Directv Financing LLC ,
5.88%, 8/15/2027(a) 275,000 246,031
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 150,000 119,719
5.13%, 6/1/2029 450,000 290,299
DISH Network Corp. ,
11.75%, 11/15/2027(a) 275,000 283,223
Doyla Holdco 18 Designate ,
5.00%, 7/15/2028(a) 225,000 196,674
Intelsat Jackson Holdings ,
5.50%, 8/1/2023∞(c) 225,000 0
8.50%, 10/15/2024∞(a)(c) 75,000 0

NVIT Federated High Income Bond Fund - December 31, 2022 - Statement of Investments - 91
Corporate Bonds
Principal
Amount ($) Value ($)
Cable Satellite
Intelsat Jackson Holdings,
9.75%, 7/15/2025(a)(c) 100,000 0
Sirius XM Radio, Inc. ,
3.13%, 9/1/2026(a) 500,000 443,970
4.00%, 7/15/2028(a) 200,000 174,060
3.88%, 9/1/2031(a) 375,000 292,563
Telenet Finance Luxembourg
Notes Sarl ,
5.50%, 3/1/2028(a) 600,000 540,000
UPC Broadband Finco BV ,
4.88%, 7/15/2031(a) 650,000 540,667
Virgin Media Secured Finance
plc ,
5.50%, 5/15/2029(a) 225,000 201,551
Vmed O2 UK Financing I plc ,
4.75%, 7/15/2031(a) 700,000 568,645
VZ Secured Financing BV ,
5.00%, 1/15/2032(a) 400,000 325,049
Ziggo Bond Co. BV ,
6.00%, 1/15/2027(a) 250,000 232,605
5.13%, 2/28/2030(a) 200,000 161,500
8,156,632
Chemicals 3.7%
Axalta Coating Systems LLC ,
4.75%, 6/15/2027(a) 175,000 161,770
3.38%, 2/15/2029(a) 150,000 123,775
Compass Minerals
International, Inc. ,
4.88%, 7/15/2024(a) 300,000 288,375
Diamond BC BV ,
4.63%, 10/1/2029(a) 675,000 541,688
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 225,000 191,250
HB Fuller Co. ,
4.25%, 10/15/2028 75,000 66,375
Herens Holdco Sarl ,
4.75%, 5/15/2028(a) 525,000 392,390
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 200,000 167,445
Koppers, Inc. ,
6.00%, 2/15/2025(a) 500,000 475,000
Olympus Water US Holding
Corp. ,
7.13%, 10/1/2027(a) 200,000 190,500
4.25%, 10/1/2028(a) 200,000 162,371
6.25%, 10/1/2029(a) 400,000 303,682
Polar US Borrower LLC ,
6.75%, 5/15/2026(a) 525,000 194,250
SPCM SA ,
3.38%, 3/15/2030(a) 200,000 161,000
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 275,000 221,999
3,641,870
Construction Machinery 0.6%
H&E Equipment Services,
Inc. ,
3.88%, 12/15/2028(a) 350,000 298,126
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Machinery
United Rentals North America,
Inc. ,
5.50%, 5/15/2027 37,000 36,526
4.88%, 1/15/2028 150,000 142,148
3.88%, 2/15/2031 100,000 83,829
560,629
Consumer Cyclical Services 2.5%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 300,000 274,500
9.75%, 7/15/2027(a) 800,000 696,000
6.00%, 6/1/2029(a) 200,000 145,152
Garda World Security Corp. ,
9.50%, 11/1/2027(a) 782,000 753,157
6.00%, 6/1/2029(a) 400,000 325,019
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 150,000 141,969
Signal Parent, Inc. ,
6.13%, 4/1/2029(a) 175,000 50,969
2,386,766
Consumer Products 1.6%
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 725,000 650,165
Edgewell Personal Care Co. ,
4.13%, 4/1/2029(a) 325,000 277,056
Energizer Holdings, Inc. ,
6.50%, 12/31/2027(a) 125,000 118,961
4.75%, 6/15/2028(a) 175,000 151,656
4.38%, 3/31/2029(a) 400,000 339,221
1,537,059
Diversified Manufacturing 1.0%
Gates Global LLC ,
6.25%, 1/15/2026(a) 600,000 579,000
WESCO Distribution, Inc. ,
7.25%, 6/15/2028(a) 425,000 430,514
1,009,514
Finance Companies 2.0%
Navient Corp. ,
5.50%, 3/15/2029 550,000 448,800
Quicken Loans Llc / Quick ,
3.63%, 3/1/2029(a) 325,000 257,542
3.88%, 3/1/2031(a) 75,000 57,246
Rocket Mortgage LLC ,
2.88%, 10/15/2026(a) 200,000 171,433
4.00%, 10/15/2033(a) 100,000 74,686
United Wholesale Mortgage
LLC ,
5.50%, 11/15/2025(a) 275,000 247,670
5.75%, 6/15/2027(a) 400,000 344,357
5.50%, 4/15/2029(a) 375,000 298,305
1,900,039
Food & Beverage 2.3%
Aramark Services, Inc. ,
6.38%, 5/1/2025(a) 300,000 296,313
BellRing Brands, Inc. ,
7.00%, 3/15/2030(a) 525,000 505,181

92 - Statement of Investments - December 31, 2022 - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Beverage
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 50,000 47,158
4.25%, 8/1/2029(a) 275,000 238,321
Post Holdings, Inc. ,
5.75%, 3/1/2027(a) 280,000 270,783
5.50%, 12/15/2029(a) 325,000 294,097
US Foods, Inc. ,
4.75%, 2/15/2029(a) 450,000 399,564
4.63%, 6/1/2030(a) 175,000 154,107
2,205,524
Food & Staples Retailing 0.0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(c) 100,000 0
Gaming 4.0%
Affinity Gaming ,
6.88%, 12/15/2027(a) 375,000 317,940
Boyd Gaming Corp. ,
4.75%, 12/1/2027 100,000 93,138
4.75%, 6/15/2031(a) 75,000 65,250
CCM Merger, Inc. ,
6.38%, 5/1/2026(a) 50,000 47,116
Colt Merger Sub Inc. ,
5.75%, 7/1/2025(a) 25,000 24,473
6.25%, 7/1/2025(a) 175,000 170,043
8.13%, 7/1/2027(a) 375,000 368,456
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 250,000 212,716
Mohegan Tribal Gaming
Authority ,
8.00%, 2/1/2026(a) 625,000 584,556
Penn Entertainment, Inc. ,
4.13%, 7/1/2029(a) 75,000 59,250
Raptor Acquisition Corp. ,
4.88%, 11/1/2026(a) 50,000 44,420
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 550,000 464,585
Scientific Games International,
Inc. ,
8.63%, 7/1/2025(a) 300,000 306,061
7.25%, 11/15/2029(a) 200,000 192,000
Station Casinos LLC ,
4.50%, 2/15/2028(a) 250,000 217,346
4.63%, 12/1/2031(a) 175,000 140,380
VICI Properties LP ,
5.63%, 5/1/2024(a) 150,000 148,539
3.50%, 2/15/2025(a) 25,000 23,571
4.25%, 12/1/2026(a) 150,000 139,938
3.88%, 2/15/2029(a) 50,000 43,822
4.63%, 12/1/2029(a) 175,000 159,250
4.13%, 8/15/2030(a) 75,000 65,637
3,888,487
Health Insurance 0.6%
Centene Corp. ,
4.25%, 12/15/2027 150,000 140,680
Corporate Bonds
Principal
Amount ($) Value ($)
Health Insurance
Centene Corp.,
4.63%, 12/15/2029 400,000 365,534
3.38%, 2/15/2030 125,000 105,671
611,885
Healthcare 6.0%
AdaptHealth LLC ,
4.63%, 8/1/2029(a) 100,000 83,725
5.13%, 3/1/2030(a) 225,000 191,540
AHP Health Partners, Inc. ,
5.75%, 7/15/2029(a) 450,000 351,563
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 225,000 204,444
3.88%, 11/1/2029(a) 475,000 398,881
Charles River Laboratories
International, Inc. ,
3.75%, 3/15/2029(a) 125,000 110,550
Community Health Systems,
Inc. ,
8.00%, 3/15/2026(a) 50,000 45,521
6.88%, 4/15/2029(a) 400,000 205,585
6.13%, 4/1/2030(a) 250,000 123,795
5.25%, 5/15/2030(a) 200,000 150,807
Embecta Corp. ,
5.00%, 2/15/2030(a) 100,000 84,625
6.75%, 2/15/2030(a) 200,000 180,500
Garden Spinco Corp. ,
8.63%, 7/20/2030(a) 125,000 132,500
Global Medical Response,
Inc. ,
6.50%, 10/1/2025(a) 350,000 250,499
HCA, Inc. ,
5.88%, 2/15/2026 225,000 226,420
IMS Health Inc. ,
5.00%, 10/15/2026(a) 275,000 262,583
LifePoint Health Inc. ,
9.75%, 12/1/2026(a) 350,000 281,649
MEDNAX Inc. ,
5.38%, 2/15/2030(a) 200,000 173,794
Mozart Debt Merger Sub ,
3.88%, 4/1/2029(a) 200,000 161,192
5.25%, 10/1/2029(a) 925,000 734,700
MPH Acquisition Holdings
LLC ,
5.50%, 9/1/2028(a) 75,000 58,507
5.75%, 11/1/2028(a) 150,000 99,752
Team Health Holdings, Inc. ,
6.38%, 2/1/2025(a) 175,000 100,842
Teleflex, Inc. ,
4.63%, 11/15/2027 75,000 71,482
4.25%, 6/1/2028(a) 25,000 22,821
Tenet Healthcare Corp. ,
4.88%, 1/1/2026(a) 175,000 165,487
6.25%, 2/1/2027(a) 250,000 240,127
5.13%, 11/1/2027(a) 175,000 162,792
4.63%, 6/15/2028(a) 25,000 22,369
6.13%, 10/1/2028(a) 75,000 67,149
4.25%, 6/1/2029(a) 200,000 173,260

NVIT Federated High Income Bond Fund - December 31, 2022 - Statement of Investments - 93
Corporate Bonds
Principal
Amount ($) Value ($)
Healthcare
Tenet Healthcare Corp.,
6.13%, 6/15/2030(a) 300,000 285,840
5,825,301
Independent Energy 4.6%
Antero Resources Corp. ,
7.63%, 2/1/2029(a) 13,000 13,071
5.38%, 3/1/2030(a) 125,000 115,889
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(a) 350,000 339,507
8.25%, 12/31/2028(a) 175,000 171,535
5.88%, 6/30/2029(a) 75,000 66,872
Berry Petroleum Co. LLC ,
7.00%, 2/15/2026(a) 125,000 114,804
Callon Petroleum Co. ,
7.50%, 6/15/2030(a) 75,000 68,625
Carrizo Oil & Gas Inc. ,
8.25%, 7/15/2025 125,000 124,375
Chesapeake Energy Corp. ,
7.00%, 10/1/2024(c) 200,000 4,000
5.50%, 2/1/2026(a) 25,000 24,125
5.88%, 2/1/2029(a) 25,000 23,687
Chord Energy Corp. ,
6.38%, 6/1/2026(a) 50,000 48,697
Comstock Resources, Inc. ,
6.75%, 3/1/2029(a) 375,000 338,437
5.88%, 1/15/2030(a) 150,000 128,955
CrownRock LP ,
5.63%, 10/15/2025(a) 375,000 361,875
5.00%, 5/1/2029(a) 25,000 22,463
Endeavor Energy Resources
LP ,
5.75%, 1/30/2028(a) 50,000 47,876
EQT Corp. ,
5.00%, 1/15/2029 100,000 93,876
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 475,000 473,280
8.88%, 7/15/2030 125,000 141,125
6.45%, 9/15/2036 50,000 51,000
PDC Energy, Inc. ,
5.75%, 5/15/2026 100,000 95,457
Permian Resources Operating
LLC ,
6.88%, 4/1/2027(a) 275,000 259,115
Range Resources Corp. ,
4.88%, 5/15/2025 98,000 93,090
8.25%, 1/15/2029 125,000 128,806
4.75%, 2/15/2030(a) 75,000 66,083
Rockcliff Energy II LLC ,
5.50%, 10/15/2029(a) 225,000 205,864
SM Energy Co. ,
6.75%, 9/15/2026 125,000 121,356
6.50%, 7/15/2028 125,000 119,847
Southwestern Energy Co. ,
8.38%, 9/15/2028 175,000 180,415
5.38%, 3/15/2030 50,000 45,601
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
Tap Rock Resources LLC ,
7.00%, 10/1/2026(a) 375,000 348,787
4,438,495
Industrial - Other 1.4%
Madison IAQ LLC ,
4.13%, 6/30/2028(a) 25,000 20,906
5.88%, 6/30/2029(a) 775,000 531,184
Redwood Star Merger Sub ,
8.75%, 4/1/2030(a) 425,000 335,180
Vertical Holdco GmbH ,
7.63%, 7/15/2028(a) 350,000 285,780
Vertical U.S. Newco Inc. ,
5.25%, 7/15/2027(a) 200,000 177,508
1,350,558
Insurance - P&C 7.0%
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 550,000 466,481
Ardonagh Midco 2 plc ,
11.50%, 1/15/2027(a)(b) 454,879 432,135
AssuredPartners, Inc. ,
7.00%, 8/15/2025(a) 300,000 290,125
5.63%, 1/15/2029(a) 150,000 123,455
BroadStreet Partners, Inc. ,
5.88%, 4/15/2029(a) 1,000,000 851,081
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 500,000 478,940
HUB International Ltd. ,
7.00%, 5/1/2026(a) 1,200,000 1,174,788
5.63%, 12/1/2029(a) 675,000 589,533
Jones Deslauriers Insurance
Management, Inc. ,
10.50%, 12/15/2030(a) 250,000 246,214
NFP Corp. ,
6.88%, 8/15/2028(a) 1,125,000 927,314
7.50%, 10/1/2030(a) 250,000 235,096
Ryan Specialty Group LLC ,
4.38%, 2/1/2030(a) 275,000 238,121
USI, Inc. ,
6.88%, 5/1/2025(a) 750,000 722,508
6,775,791
Leisure 0.4%
SeaWorld Parks &
Entertainment, Inc. ,
5.25%, 8/15/2029(a) 425,000 370,047
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 75,000 67,549
437,596
Lodging 0.2%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 75,000 74,235
4.88%, 1/15/2030 100,000 90,621
3.63%, 2/15/2032(a) 75,000 60,060
224,916

94 - Statement of Investments - December 31, 2022 - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media Entertainment 7.0%
Audacy Capital Corp. ,
6.50%, 5/1/2027(a) 425,000 79,961
6.75%, 3/31/2029(a) 200,000 34,642
Cumulus Media New
Holdings, Inc. ,
6.75%, 7/1/2026(a) 263,000 220,920
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a) 200,000 1,500
Gray Escrow II, Inc. ,
5.38%, 11/15/2031(a) 175,000 126,114
Gray Television, Inc. ,
5.88%, 7/15/2026(a) 350,000 311,822
7.00%, 5/15/2027(a) 125,000 110,849
4.75%, 10/15/2030(a) 75,000 54,252
iHeartCommunications, Inc. ,
6.38%, 5/1/2026 75,360 69,331
8.38%, 5/1/2027 845,964 719,431
4.75%, 1/15/2028(a) 125,000 101,793
Lamar Media Corp. ,
4.88%, 1/15/2029 75,000 68,863
3.63%, 1/15/2031 50,000 41,337
Match Group Holdings II LLC ,
5.00%, 12/15/2027(a) 275,000 253,000
4.13%, 8/1/2030(a) 325,000 265,320
Midas Opco Holdings LLC. ,
5.63%, 8/15/2029(a) 900,000 742,122
News Corp. ,
5.13%, 2/15/2032(a) 75,000 68,250
Nexstar Media, Inc. ,
5.63%, 7/15/2027(a) 325,000 298,141
4.75%, 11/1/2028(a) 375,000 324,375
Outfront Media Capital LLC ,
4.25%, 1/15/2029(a) 50,000 41,486
4.63%, 3/15/2030(a) 200,000 165,465
ROBLOX Corp. ,
3.88%, 5/1/2030(a) 200,000 157,640
Scripps Escrow II, Inc. ,
3.88%, 1/15/2029(a) 75,000 60,188
5.38%, 1/15/2031(a) 150,000 120,226
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 250,000 223,125
Sinclair Television Group, Inc. ,
5.13%, 2/15/2027(a) 350,000 285,464
5.50%, 3/1/2030(a) 100,000 69,923
TEGNA, Inc. ,
5.00%, 9/15/2029 575,000 545,560
Terrier Media Buyer Inc. ,
8.88%, 12/15/2027(a) 700,000 526,890
Univision Communications,
Inc. ,
4.50%, 5/1/2029(a) 100,000 83,626
7.38%, 6/30/2030(a) 125,000 119,462
Urban One, Inc. ,
7.38%, 2/1/2028(a) 400,000 338,124
WMG Acquisition Corp. ,
3.75%, 12/1/2029(a) 225,000 193,500
6,822,702
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining 0.5%
Cleveland-Cliffs, Inc. ,
4.63%, 3/1/2029(a) 250,000 221,875
4.88%, 3/1/2031(a) 75,000 66,225
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 275,000 214,617
502,717
Midstream 6.3%
AmeriGas Partners LP ,
5.50%, 5/20/2025 75,000 72,062
5.88%, 8/20/2026 400,000 379,884
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 275,000 259,973
5.75%, 1/15/2028(a) 250,000 231,903
5.38%, 6/15/2029(a) 600,000 548,544
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 175,000 157,364
4.00%, 3/1/2031 150,000 127,704
3.25%, 1/31/2032 75,000 59,603
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 50,000 45,193
CNX Midstream Partners LP ,
4.75%, 4/15/2030(a) 175,000 143,616
DT Midstream, Inc. ,
4.38%, 6/15/2031(a) 150,000 125,835
EQM Midstream Partners LP ,
6.00%, 7/1/2025(a) 37,000 35,705
7.50%, 6/1/2027(a) 50,000 48,963
6.50%, 7/1/2027(a) 475,000 453,981
5.50%, 7/15/2028 75,000 67,062
4.50%, 1/15/2029(a) 125,000 104,991
4.75%, 1/15/2031(a) 325,000 265,688
6.50%, 7/15/2048 75,000 56,218
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 125,000 115,587
4.25%, 2/15/2030(a) 100,000 85,492
5.50%, 10/15/2030(a) 125,000 114,357
Holly Energy Partners LP ,
6.38%, 4/15/2027(a) 75,000 73,687
5.00%, 2/1/2028(a) 275,000 250,389
NuStar Logistics LP ,
5.63%, 4/28/2027 325,000 303,894
Oasis Midstream Partners ,
8.00%, 4/1/2029(a) 225,000 223,894
Solaris Midstream Holdings
LLC ,
7.63%, 4/1/2026(a) 125,000 124,329
Suburban Propane Partners
LP ,
5.88%, 3/1/2027 150,000 142,530
5.00%, 6/1/2031(a) 400,000 339,993
Targa Resources Partners LP ,
6.50%, 7/15/2027 75,000 75,475
5.00%, 1/15/2028 50,000 47,698
5.50%, 3/1/2030 275,000 258,753
TransMontaigne Partners LP ,
6.13%, 2/15/2026 150,000 129,000

NVIT Federated High Income Bond Fund - December 31, 2022 - Statement of Investments - 95
Corporate Bonds
Principal
Amount ($) Value ($)
Midstream
Western Midstream Operating
LP ,
4.50%, 3/1/2028 150,000 137,625
5.45%, 4/1/2044 250,000 207,680
5.30%, 3/1/2048 325,000 267,224
5.50%, 8/15/2048 100,000 82,997
6,164,893
Oil Field Services 2.2%
Archrock Partners LP ,
6.88%, 4/1/2027(a) 400,000 381,866
6.25%, 4/1/2028(a) 350,000 320,254
Nabors Industries Ltd. ,
7.25%, 1/15/2026(a) 200,000 188,480
7.50%, 1/15/2028(a) 150,000 137,234
Nabors Industries, Inc. ,
7.38%, 5/15/2027(a) 125,000 121,087
Precision Drilling Corp. ,
7.13%, 1/15/2026(a) 100,000 96,750
6.88%, 1/15/2029(a) 125,000 116,376
USA Compression Partners
LP ,
6.88%, 4/1/2026 625,000 599,556
6.88%, 9/1/2027 175,000 163,625
2,125,228
Packaging 5.3%
ARD Finance SA ,
6.50%, 6/30/2027(a)(b) 450,000 312,990
Ardagh Metal Packaging
Finance USA LLC ,
4.00%, 9/1/2029(a) 475,000 376,450
Ardagh Packaging Finance
plc ,
5.25%, 8/15/2027(a) 375,000 280,403
5.25%, 8/15/2027(a) 625,000 467,339
Ball Corp. ,
6.88%, 3/15/2028 100,000 102,717
Berry Global, Inc. ,
5.63%, 7/15/2027(a) 125,000 121,942
Bway Holding Co. ,
7.25%, 4/15/2025(a) 350,000 323,651
Clydesdale Acquisition
Holdings, Inc. ,
8.75%, 4/15/2030(a) 1,150,000 984,367
Crown Americas LLC ,
5.25%, 4/1/2030(a) 150,000 141,828
OI European Group BV ,
4.75%, 2/15/2030(a) 150,000 131,355
Owens-Brockway Glass
Container, Inc. ,
5.88%, 8/15/2023(a) 37,000 36,737
5.38%, 1/15/2025(a) 100,000 95,940
6.63%, 5/13/2027(a) 207,000 200,833
Sealed Air Corp. ,
5.00%, 4/15/2029(a) 75,000 70,500
Trident TPI Holdings, Inc. ,
9.25%, 8/1/2024(a) 250,000 237,597
6.63%, 11/1/2025(a) 450,000 389,984
Corporate Bonds
Principal
Amount ($) Value ($)
Packaging
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(d) 950,000 871,649
5,146,282
Paper 0.7%
Clearwater Paper Corp. ,
5.38%, 2/1/2025(a) 400,000 388,657
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 75,000 70,594
3.50%, 3/1/2029(a) 250,000 213,007
3.75%, 2/1/2030(a) 25,000 21,249
693,507
Pharmaceuticals 1.5%
Bausch Health Americas, Inc. ,
9.25%, 4/1/2026(a) 100,000 70,000
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 150,000 103,444
5.00%, 2/15/2029(a) 725,000 347,455
6.25%, 2/15/2029(a) 100,000 48,144
7.25%, 5/30/2029(a) 400,000 193,120
Catalent Pharma Solutions,
Inc. ,
3.50%, 4/1/2030(a) 100,000 78,959
Grifols Escrow Issuer SA ,
4.75%, 10/15/2028(a) 200,000 172,694
Mallinckrodt International
Finance SA ,
10.00%, 6/15/2029(a) 305,000 163,934
Organon & Co. ,
5.13%, 4/30/2031(a) 250,000 216,470
Syneos Health, Inc. ,
3.63%, 1/15/2029(a) 100,000 79,635
1,473,855
Restaurants 1.6%
1011778 BC ULC ,
4.38%, 1/15/2028(a) 225,000 201,466
4.00%, 10/15/2030(a) 1,150,000 931,282
KFC Holding Co. ,
4.75%, 6/1/2027(a) 150,000 144,000
Yum! Brands, Inc. ,
4.75%, 1/15/2030(a) 200,000 183,500
4.63%, 1/31/2032 50,000 44,196
5.38%, 4/1/2032 50,000 46,313
1,550,757
Retailers 0.6%
Academy Ltd. ,
6.00%, 11/15/2027(a) 125,000 119,671
Asbury Automotive Group,
Inc. ,
4.63%, 11/15/2029(a) 300,000 252,792
5.00%, 2/15/2032(a) 75,000 61,703
Kontoor Brands, Inc. ,
4.13%, 11/15/2029(a) 150,000 122,416

96 - Statement of Investments - December 31, 2022 - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Retailers
William Carter Co. (The) ,
5.63%, 3/15/2027(a) 50,000 47,961
604,543
Supermarkets 0.5%
Albertsons Cos., Inc. ,
5.88%, 2/15/2028(a) 100,000 95,068
3.50%, 3/15/2029(a) 475,000 398,520
493,588
Technology 8.5%
Black Knight InfoServ LLC ,
3.63%, 9/1/2028(a) 225,000 194,737
Boxer Parent Co., Inc. ,
9.13%, 3/1/2026(a) 100,000 94,341
Cars.com, Inc. ,
6.38%, 11/1/2028(a) 275,000 244,159
Centerfield Media Parent ,
6.63%, 8/1/2026(a) 175,000 112,009
Central Parent, Inc. ,
7.25%, 6/15/2029(a) 400,000 391,249
Ciena Corp. ,
4.00%, 1/31/2030(a) 50,000 44,005
Clarivate Science Holdings
Corp. ,
3.88%, 7/1/2028(a) 50,000 43,320
4.88%, 7/1/2029(a) 450,000 382,657
Consensus Cloud Solutions,
Inc. ,
6.00%, 10/15/2026(a) 150,000 140,286
6.50%, 10/15/2028(a) 300,000 275,931
Dun & Bradstreet Corp. (The) ,
5.00%, 12/15/2029(a) 250,000 213,941
Elastic NV ,
4.13%, 7/15/2029(a) 425,000 343,272
Entegris Escrow Corp. ,
5.95%, 6/15/2030(a) 200,000 184,440
Fair Isaac Corp. ,
4.00%, 6/15/2028(a) 75,000 68,063
Gartner, Inc. ,
4.50%, 7/1/2028(a) 125,000 116,541
HealthEquity, Inc. ,
4.50%, 10/1/2029(a) 450,000 393,255
Helios Software Holdings, Inc. ,
4.63%, 5/1/2028(a) 250,000 189,994
II-VI Inc. ,
5.00%, 12/15/2029(a) 425,000 366,533
Logan Merger Sub Inc. ,
5.50%, 9/1/2027(a) 400,000 215,129
McAfee Corp. ,
7.38%, 2/15/2030(a) 700,000 562,822
Minerva Merger Sub Inc. ,
6.50%, 2/15/2030(a) 800,000 589,546
NCR Corp. ,
5.75%, 9/1/2027(a) 75,000 71,769
5.13%, 4/15/2029(a) 350,000 292,713
5.25%, 10/1/2030(a) 350,000 288,750
ON Semiconductor Corp. ,
3.88%, 9/1/2028(a) 100,000 87,259
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
Open Text Corp. ,
3.88%, 12/1/2029(a) 175,000 140,733
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 125,000 100,271
Picard Midco Inc. ,
6.50%, 3/31/2029(a) 250,000 210,570
Rackspace Technology
Global, Inc. ,
3.50%, 2/15/2028(a) 150,000 87,168
5.38%, 12/1/2028(a) 400,000 174,345
Rocket Software, Inc. ,
6.50%, 2/15/2029(a) 425,000 335,039
Science Applications
International Corp. ,
4.88%, 4/1/2028(a) 50,000 46,250
Seagate HDD Cayman ,
9.63%, 12/1/2032(a) 270,750 296,959
Sensata Technologies BV ,
5.88%, 9/1/2030(a) 200,000 189,545
Sensata Technologies, Inc. ,
4.38%, 2/15/2030(a) 50,000 43,525
3.75%, 2/15/2031(a) 75,000 61,698
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(a) 225,000 210,689
Synaptics, Inc. ,
4.00%, 6/15/2029(a) 75,000 63,191
TTM Technologies, Inc. ,
4.00%, 3/1/2029(a) 175,000 150,070
Veritas US, Inc. ,
7.50%, 9/1/2025(a) 325,000 223,834
8,240,608
Transportation Services 0.2%
Watco Cos. LLC ,
6.50%, 6/15/2027(a) 250,000 237,500
Utility - Electric 2.8%
Calpine Corp. ,
5.25%, 6/1/2026(a) 16,000 15,241
4.50%, 2/15/2028(a) 125,000 111,497
5.13%, 3/15/2028(a) 325,000 289,995
4.63%, 2/1/2029(a) 50,000 42,903
5.00%, 2/1/2031(a) 50,000 41,945
3.75%, 3/1/2031(a) 175,000 140,902
Enviva Partners LP ,
6.50%, 1/15/2026(a) 500,000 470,920
NRG Energy, Inc. ,
6.63%, 1/15/2027 76,000 75,358
3.38%, 2/15/2029(a) 150,000 120,993
5.25%, 6/15/2029(a) 300,000 264,822
3.88%, 2/15/2032(a) 75,000 56,329
TerraForm Power Operating
LLC ,
5.00%, 1/31/2028(a) 325,000 292,497
4.75%, 1/15/2030(a) 225,000 195,749
TransAlta Corp. ,
7.75%, 11/15/2029 25,000 25,532
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 150,000 144,513
5.63%, 2/15/2027(a) 300,000 284,599

NVIT Federated High Income Bond Fund - December 31, 2022 - Statement of Investments - 97
Corporate Bonds
Principal
Amount ($) Value ($)
Utility - Electric
Vistra Operations Co. LLC,
5.00%, 7/31/2027(a) 175,000 162,416
2,736,211
Wireless Communications 0.5%
Sprint LLC ,
7.13%, 6/15/2024 100,000 101,954
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 50,000 45,482
4.75%, 2/1/2028 150,000 145,843
2.63%, 2/15/2029 25,000 21,163
3.38%, 4/15/2029 200,000 176,154
490,596
Total Corporate Bonds
(cost $108,909,338)
93,322,177
Rights 0.0%
†
Number of
Rights
Cable Satellite 0.0%
†
Intelsat Jackson Holdings
SA12/05/2025*^∞ 394 2,364
Rights
Number of
Rights Value ($)
Independent Energy 0.0%
†
Media General, Inc., CVR*∞ 104 0
Total Rights
(cost $0) 2,364
Total Investments
(cost $109,422,897) — 96.4%
93,785,608
Other assets in excess of
liabilities — 3.6% 3,468,654
NET ASSETS — 100.0%
$ 97,254,262
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $79,662,202 which represents 81.91% of net assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2022.
CVR Contingent Value Rights
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

98 - Statement of Investments - December 31, 2022 - NVIT Government Bond Fund
Asset-Backed Securities 2.3%
Principal
Amount ($) Value ($)
Other 2.3%
Goodgreen Trust, Series
2022-1A, Class A, 3.84%,
10/15/2056(a) 751,009 655,241
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 2,180,000 2,103,763
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 240,451
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 240,354
NRZ Advance Receivables
Trust
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 2,200,000 2,118,831
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 191,890
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,093,319
Total Asset-Backed Securities
(cost $8,140,309)
7,643,849
Collateralized Mortgage Obligations 9.8%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 287,408 268,441
Barclays Mortgage Loan Trust,
Series 2022-INV1, Class
A1, 4.47%, 2/25/2062(a)(c) 995,684 953,979
FHLMC REMICS, Series
2985, Class JR, 4.50%,
6/15/2025 639,147 627,775
FNMA REMICS
Series 2003-64, Class HQ,
5.00%, 7/25/2023 38,060 37,883
Series 1993-149, Class M,
7.00%, 8/25/2023 16,334 16,325
Series 2005-40, Class YG,
5.00%, 5/25/2025 570,917 561,999
Series 2015-92, Class PA,
2.50%, 12/25/2041 2,729,798 2,480,716
Series 2013-59, Class MX,
2.50%, 9/25/2042 10,592,694 9,724,296
Series 2015-88, Class JA,
2.50%, 12/25/2045 2,033,700 1,853,752
GCAT Trust, Series 2022-
HX1, Class A1, 2.89%,
12/27/2066(a)(b) 1,539,875 1,369,618
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(b) 713,641 662,802
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(b) 2,109,818 1,917,945
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Starwood Mortgage
Residential Trust, Series
2022-3, Class A1, 4.16%,
3/25/2067(a)(b) 1,555,211 1,472,186
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 5,900,000 5,041,702
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 5,900,000 5,227,883
Verus Securitization Trust,
Series 2022-4, Class A1,
4.47%, 4/25/2067(a)(c) 878,510 844,019
Total Collateralized Mortgage Obligations
(cost $37,278,388)
33,061,321
Corporate Bonds 12.2%
Diversified Financial Services 12.2%
Private Export Funding Corp. ,
Series GG, 2.45%,
7/15/2024 5,500,000 5,302,415
Series OO, 1.75%,
11/15/2024 10,000,000 9,411,200
Series NN, 3.25%,
6/15/2025 14,000,000 13,476,353
Series PP, 1.40%,
7/15/2028 15,000,000 12,701,045
Total Corporate Bonds
(cost $44,469,970)
40,891,013
Mortgage-Backed Securities 42.2%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 1,948,104 1,860,818
Pool# G08881
3.50%, 6/1/2049 1,270,020 1,170,469
FHLMC Non Gold Pool Pool #
847558 ,
4.23%, 6/1/2035 (b) 429,811
433,410
FHLMC UMBS Pool
Pool# QN1359
3.00%, 1/1/2035 2,120,471 1,990,072
Pool# SB8083
1.50%, 1/1/2036 8,010,148 6,939,045
Pool# QO0449
2.00%, 6/1/2037 2,941,651 2,616,287
Pool# SD8025
3.50%, 11/1/2049 2,806,053 2,581,561
Pool# SD8030
3.00%, 12/1/2049 1,493,959 1,321,989
Pool# SD8050
3.00%, 3/1/2050 2,192,799 1,939,103
Pool# SD8080
2.00%, 6/1/2050 2,526,066 2,066,868
Pool# SD8171
1.50%, 10/1/2051 3,135,557 2,416,844

NVIT Government Bond Fund - December 31, 2022 - Statement of Investments - 99
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8182
2.00%, 12/1/2051 4,225,457 3,443,676
Pool# RA6433
2.50%, 12/1/2051 2,976,811 2,519,829
Pool# SD8199
2.00%, 3/1/2052 5,273,390 4,293,816
Pool# QE0958
2.00%, 3/1/2052 3,976,335 3,237,509
Pool# SD8200
2.50%, 3/1/2052 4,279,186 3,623,434
Pool# QE0799
2.50%, 4/1/2052 2,888,650 2,448,880
Pool# SD8244
4.00%, 9/1/2052 2,947,288 2,764,666
FNMA Pool
Pool# 745684
3.60%, 4/1/2034(b) 1,142,407 1,150,735
Pool# 790760
3.92%, 9/1/2034(b) 372,609 368,995
Pool# 822705
2.95%, 4/1/2035(b) 173,898 170,940
Pool# 799144
3.16%, 4/1/2035(b) 67,046 65,458
Pool# 815217
2.81%, 5/1/2035(b) 538,745 528,114
Pool# 783609
2.99%, 5/1/2035(b) 410,978 403,551
Pool# 821377
3.84%, 5/1/2035(b) 204,948 201,927
Pool# 826181
3.85%, 7/1/2035(b) 601,898 595,519
Pool# 873932
6.31%, 8/1/2036 5,900,036 5,881,822
Pool# 745866
4.11%, 9/1/2036(b) 1,518,815 1,550,822
FNMA UMBS Pool
Pool# MA4228
1.50%, 1/1/2036 4,443,404 3,849,253
Pool# BM5426
3.00%, 12/1/2047 9,494,048 8,496,801
Pool# CA1564
4.50%, 4/1/2048 1,303,171 1,277,369
Pool# BM5267
4.50%, 12/1/2048 3,392,040 3,325,890
Pool# MA3664
4.00%, 5/1/2049 1,199,383 1,140,621
Pool# MA3746
4.00%, 8/1/2049 1,259,538 1,195,591
Pool# BP5843
2.50%, 5/1/2050 5,711,942 4,872,290
Pool# MA4096
2.50%, 8/1/2050 3,778,258 3,223,120
Pool# MA4119
2.00%, 9/1/2050 4,594,602 3,759,469
Pool# MA4183
2.50%, 11/1/2050 3,174,408 2,703,833
Pool# MA4492
2.00%, 12/1/2051 5,170,367 4,215,353
Pool# FS1648
2.50%, 1/1/2052 3,335,007 2,826,848
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS1476
3.00%, 3/1/2052 1,923,239 1,688,901
Pool# MA4577
2.00%, 4/1/2052 13,569,605 11,048,497
Pool# FS1749
2.50%, 4/1/2052 4,317,760 3,661,961
Pool# MA4656
4.50%, 7/1/2052 3,908,904 3,762,841
Pool# MA4698
3.00%, 8/1/2052 1,983,434 1,741,042
Pool# MA4732
4.00%, 9/1/2052 5,915,828 5,549,266
Pool# MA4782
3.50%, 10/1/2052 9,906,943 9,003,298
Pool# MA4785
5.00%, 10/1/2052 4,910,987 4,843,072
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 63,841 60,633
Pool# 682492
3.50%, 10/15/2025 106,544 101,184
Pool# 719433
3.50%, 10/15/2025 97,857 92,921
Pool# 733504
3.50%, 11/15/2025 166,534 158,106
Pool# 682497
3.50%, 11/15/2025 111,787 106,141
Pool# 740930
3.50%, 11/15/2025 102,269 97,093
Pool# 749618
3.50%, 11/15/2025 46,354 44,016
Pool# 742371
3.50%, 11/15/2025 33,573 32,143
Pool# 750403
3.50%, 11/15/2025 16,203 15,384
Pool# 705178
3.50%, 11/15/2025 14,372 13,806
Pool# 755650
3.50%, 12/15/2025 343,812 331,737
Pool# 682502
3.50%, 12/15/2025 109,065 103,592
Total Mortgage-Backed Securities
(cost $157,668,890)
141,928,231
U.S. Government Agency Securities 21.8%
FFCB
3.14%, 7/2/2026 13,500,000 13,009,993
2.75%, 11/6/2026 2,000,000 1,906,210
1.95%, 11/27/2029 1,500,000 1,286,732
2.38%, 3/16/2032 15,000,000 12,862,700
3.19%, 3/9/2033 2,475,000 2,233,621
FHLB, 2.13%, 12/14/2029 2,590,000 2,253,018
Hashemite Kingdom of
Jordan AID Bond, 3.00%,
6/30/2025 2,125,000 2,049,102

100 - Statement of Investments - December 31, 2022 - NVIT Government Bond Fund
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FFCB
Resolution Funding
Corp.STRIPS , 0.00%,
1/15/2030(d) 10,000,000 7,302,718
State of Israel AID Bond,
5.50%, 9/18/2033 6,024,000 6,547,473
Tennessee Valley Authority,
7.13%, 5/1/2030 20,721,000 24,007,997
Total U.S. Government Agency Securities
(cost $82,613,852)
73,459,564
U.S. Treasury Obligations 10.0%
U.S. Treasury Bonds
2.50%, 2/15/2045 14,600,000 10,991,632
2.50%, 2/15/2046 7,000,000 5,237,422
2.25%, 8/15/2046 14,500,000 10,261,582
1.25%, 5/15/2050 3,400,000 1,829,758
U.S. Treasury Notes
0.13%, 8/15/2023 4,000,000 3,889,219
0.75%, 5/31/2026 1,500,000 1,337,754
Total U.S. Treasury Obligations
(cost $40,075,713)
33,547,367
Total Investments
(cost $370,247,122) — 98.3%
330,531,345
Other assets in excess of
liabilities — 1.7% 5,795,162
NET ASSETS — 100.0%
$ 336,326,507
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $25,402,424 which represents 7.55% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2022.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
PO
Principal only security—This security entitles
the holder to receive principal payments from
an underlying pool of assets or on the security
itself. In the case of asset-backed securities,
high prepayments return principal faster than
expected and cause the yield to increase.
Low prepayments return principal slower than
expected and cause the yield to decrease.
REMICS Real Estate Mortgage Investment Conduits
STRIPS
Separate Trading of Registered Interest and
Principal Securities
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note (20) 3/2023 USD (2,365,625) 13,546
Net contracts 13,546
As of December 31, 2022, the Fund had $60,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Government Money Market Fund - December 31, 2022 - Statement of Investments - 101
U.S. Government Agency Securities 28 .1%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.06%), 4.36%,
1/20/2023(a) 25,000,000 25,000,000
(SOFR + 0.06%), 4.36%,
2/9/2023(a) 22,000,000 22,000,000
(SOFR + 0.05%), 4.35%,
2/17/2023(a) 5,500,000 5,500,000
(SOFR + 0.04%), 4.34%,
3/10/2023(a) 7,500,000 7,500,000
(SOFR + 0.04%), 4.34%,
5/19/2023(a) 9,000,000 9,000,000
(SOFR + 0.05%), 4.35%,
4/25/2024(a) 17,000,000 17,000,000
(SOFR + 0.05%), 4.35%,
5/24/2024(a) 8,000,000 8,000,000
(SOFR + 0.10%), 4.40%,
7/18/2024(a) 16,000,000 16,000,000
(SOFR + 0.08%), 4.38%,
7/22/2024(a) 12,000,000 11,997,677
FHLB
(SOFR + 0.01%), 4.31%,
1/17/2023(a) 25,000,000 25,000,000
(SOFR + 0.03%), 4.33%,
1/19/2023(a) 40,000,000 40,000,000
(SOFR + 0.04%), 4.34%,
1/26/2023(a) 32,000,000 32,000,000
(SOFR + 0.03%), 4.33%,
1/27/2023(a) 26,000,000 26,000,000
4.27%, 2/10/2023 41,000,000 40,806,844
(SOFR + 0.04%), 4.34%,
2/17/2023(a) 41,000,000 41,000,000
4.36%, 2/22/2023 17,000,000 16,894,166
(SOFR + 0.06%), 4.36%,
3/14/2023(a) 33,000,000 33,000,000
(SOFR + 0.02%), 4.32%,
3/15/2023(a) 21,000,000 20,998,250
(SOFR + 0.04%), 4.34%,
3/17/2023(a) 19,000,000 19,000,000
(SOFR + 0.03%), 4.33%,
3/21/2023(a) 21,000,000 21,000,000
(SOFR + 0.02%), 4.32%,
3/24/2023(a) 50,000,000 50,000,000
(SOFR + 0.05%), 4.35%,
3/28/2023(a) 26,000,000 26,000,000
(SOFR + 0.07%), 4.37%,
3/28/2023(a) 21,000,000 21,000,000
(SOFR + 0.02%), 4.32%,
4/21/2023(a) 25,000,000 25,000,000
(SOFR + 0.03%), 4.33%,
5/1/2023(a) 50,000,000 50,000,000
(SOFR + 0.06%), 4.36%,
5/1/2023(a) 21,000,000 21,000,000
(SOFR + 0.05%), 4.35%,
5/23/2023(a) 25,000,000 25,000,000
(SOFR + 0.07%), 4.37%,
7/25/2023(a) 22,000,000 22,000,000
(SOFR + 0.07%), 0.00%,
10/4/2023(a) 21,000,000 21,000,000
Total U.S. Government Agency Securities
(cost $698,696,937)
698,696,937
U.S. Treasury Obligations 6 .1%
Principal
Amount ($) Value ($)
U.S. Treasury Bills
2.96%, 1/26/2023 20,000,000 19,959,444
4.20%, 2/21/2023 21,000,000 20,876,835
U.S. Treasury Notes
(US Treasury 3 Month
Bill Money Market Yield +
0.05%), 4.45%, 1/31/2023(a) 27,000,000 27,000,151
(US Treasury 3 Month
Bill Money Market Yield +
0.03%), 4.43%, 4/30/2023(a) 19,000,000 19,000,096
(US Treasury 3 Month Bill
Money Market Yield - 0.08%),
4.32%, 4/30/2024(a) 25,000,000 24,974,854
(US Treasury 3 Month
Bill Money Market Yield +
0.04%), 4.44%, 7/31/2024(a) 40,000,000 39,979,414
Total U.S. Treasury Obligations
(cost $151,790,794) 151,790,794
Repurchase Agreements 66 .5%
Banco Santander SA, 4.31%,
dated 12/30/2022, due
1/3/2023, repurchase
price $510,244,233,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 6.00%, maturing
1/1/2030 - 9/1/2057;
total market value
$520,200,166.(b) 510,000,000 510,000,000
Barclays Capital, Inc., 4.25%,
dated 12/30/2022, due
1/3/2023, repurchase price
$32,015,111, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00% -
2.63%, maturing 1/19/2023
- 5/15/2040; total market
value $32,640,074.(b) 32,000,000 32,000,000
Canadian Imperial Bank
of Commerce, 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$25,011,944, collateralized
by U.S. Government
Agency Securities, ranging
from 2.00% - 6.50%,
maturing 7/1/2048 -
12/1/2052; total market
value $25,500,001.(b) 25,000,000 25,000,000

102 - Statement of Investments - December 31, 2022 - NVIT Government Money Market Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
MUFG Securities Ltd.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $550,262,778,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.00%, maturing 4/15/2023
- 7/20/2060; total market
value $561,000,000.(b) 550,000,000 550,000,000
Nomura Securities Co. Ltd.,
4.27%, dated 12/30/2022,
due 1/3/2023, repurchase
price $90,042,700,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13% -
9.00%, maturing 6/1/2023
- 11/1/2052; total market
value $91,800,001.(b) 90,000,000 90,000,000
RBC Dominion Securities
Inc., 4.30%, dated
12/30/2022, due
1/3/2023, repurchase
price $205,097,944,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 5.50%, maturing
11/15/2026 - 10/1/2052;
total market value
$220,436,836.(b) 205,000,000 205,000,000
Royal Bank of Canada,
4.29%, dated 12/30/2022,
due 1/3/2023, repurchase
price $245,116,783,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.00%, maturing 6/29/2023
- 3/16/2064; total market
value $261,972,103.(b) 245,000,000 245,000,000
Total Repurchase Agreements
(cost $1,657,000,000) 1,657,000,000
Total Investments
(cost $2,507,487,731) — 100.7% 2,507,487,731
Liabilities in excess of other assets — (0.7)% (17,529,905)
NET ASSETS — 100.0%
$2,489,957,826
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2022.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
SOFR Secured Overnight Financing Rate
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Short Term Bond Fund - December 31, 2022 - Statement of Investments - 103
Asset-Backed Securities 24.1%
Principal
Amount ($) Value ($)
Airlines 1.4%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 5,390,985 5,352,922
American Airlines Pass-
Through Trust
Series 2013-2, Class A,
4.95%, 1/15/2023 1,235,200 1,233,513
Series 2015-1, Class B,
3.70%, 5/1/2023 1,396,418 1,381,264
Series 2015-2, Class B,
4.40%, 9/22/2023 2,480,992 2,438,421
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 4,303,784 3,551,881
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 2,371,150 2,337,826
Series 2019-2, Class B,
3.50%, 5/1/2028 132,309 113,884
16,409,711
Automobiles 0.3%
Westlake Automobile
Receivables Trust
Series 2022-1A, Class B,
2.75%, 3/15/2027(a) 500,000 481,674
Series 2022-1A, Class C,
3.11%, 3/15/2027(a) 3,050,000 2,901,178
3,382,852
Credit Card 0.8%
Avant Credit Card Master
Trust, Series 2021-
1A, Class A, 1.37%,
4/15/2027(a) 2,250,000 2,058,467
Mercury Financial Credit
Card Master Trust, Series
2022-1A, Class A, 2.50%,
9/21/2026(a) 8,500,000 8,081,107
10,139,574
Equipment Loans & Leases 0.2%
Atalaya Equipment Leasing
Trust
Series 2021-1A, Class A2,
1.23%, 5/15/2026(a) 1,490,333 1,447,342
Series 2021-1A, Class B,
2.08%, 2/15/2027(a) 600,000 562,492
2,009,834
Home Equity 0.4%
Morgan Stanley ABS Capital
I, Inc. Trust, Series 2005-
NC1, Class A2C, 5.15%,
1/25/2035(b) 1,296,950 1,291,976
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
5.63%, 1/25/2036(b) 453,546 443,266
RASC Trust, Series 2005-
KS12, Class M2, 5.08%,
1/25/2036(b) 2,786,990 2,768,594
Soundview Home Loan Trust,
Series 2006-WF2, Class
M1, 4.72%, 12/25/2036(b) 15,847 15,828
4,519,664
Other 21.0%
37 Capital CLO I, Series
2021-1A, Class A, 5.28%,
10/15/2034(a)(b) 9,400,000 9,044,840
AMSR Trust
Series 2020-SFR3, Class
E1, 2.56%, 9/17/2037(a) 2,082,000 1,854,478
Series 2020-SFR3, Class
E2, 2.76%, 9/17/2037(a) 3,718,000 3,312,943
Apidos CLO XXXIII, Series
2020-33A, Class AR,
5.47%, 10/24/2034(a)(b) 12,500,000 12,190,375
Apidos CLO XXXV, Series
2021-35A, Class A, 5.29%,
4/20/2034(a)(b) 7,600,000 7,394,481
ARES LVI CLO Ltd., Series
2020-56A, Class AR,
5.52%, 10/25/2034(a)(b) 2,700,000 2,631,606
ARES LXIII CLO Ltd., Series
2022-63A, Class A1A,
5.34%, 4/20/2035(a)(b) 5,000,000 4,873,485
ARES XLIV CLO Ltd., Series
2017-44A, Class A1R,
5.16%, 4/15/2034(a)(b) 10,500,000 10,227,137
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
5.38%, 4/20/2034(a)(b) 700,000 681,350
Carlyle US CLO Ltd.
Series 2021-1A, Class A1,
5.22%, 4/15/2034(a)(b) 7,000,000 6,845,300
Series 2020-2A, Class A1R,
5.50%, 1/25/2035(a)(b) 150,000 145,523
Series 2020-2A, Class BR,
6.36%, 1/25/2035(a)(b) 150,000 135,368
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class ARR,
5.32%, 4/20/2034(a)(b) 5,000,000 4,837,895
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
5.24%, 1/20/2031(a)(b) 3,000,000 2,962,305
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A1R,
5.23%, 10/17/2034(a)(b) 1,550,000 1,511,820

104 - Statement of Investments - December 31, 2022 - NVIT Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Cedar Funding X CLO Ltd.,
Series 2019-10A, Class AR,
5.34%, 10/20/2032(a)(b) 2,750,000 2,683,450
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class
A1R, 5.49%, 10/25/2034(a)
(b) 3,300,000 3,203,281
Series 2020-12A, Class BR,
5.96%, 10/25/2034(a)(b) 700,000 659,824
Dryden 76 CLO Ltd., Series
2019-76A, Class A1R,
5.39%, 10/20/2034(a)(b) 200,000 194,461
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 1,283,287 1,099,678
FCI Funding LLC
Series 2019-1A, Class A,
3.63%, 2/18/2031(a) 52,826 52,776
Series 2021-1A, Class A,
1.13%, 4/15/2033(a) 1,352,012 1,320,411
FREED ABS Trust, Series
2022-2CP, Class A, 3.03%,
5/18/2029(a) 690,873 686,611
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 606,962 532,426
GoldentTree Loan
Management US CLO 1
Ltd., Series 2021-9A, Class
A, 5.31%, 1/20/2033(a)(b) 10,000,000 9,782,340
Goodgreen Trust
Series 2017-1A, Class A,
3.74%, 10/15/2052(a) 250,425 231,976
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 4,935,077 4,243,960
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 2,093,989 1,826,965
HERO Funding Trust, Series
2015-2A, Class A, 3.99%,
9/20/2040(a) 288,122 272,776
Invesco CLO Ltd.
Series 2021-1A, Class A1,
5.08%, 4/15/2034(a)(b) 1,350,000 1,312,048
Series 2021-2A, Class A,
5.20%, 7/15/2034(a)(b) 10,000,000 9,710,280
LCM 34 Ltd., Series
34A, Class A1, 5.41%,
10/20/2034(a)(b) 11,450,000 11,178,795
LCM 37 Ltd., Series
37A, Class A1, 5.34%,
4/15/2034(a)(b) 1,700,000 1,677,179
LL ABS Trust, Series 2022-
1A, Class A, 3.76%,
11/15/2029(a) 1,780,833 1,744,025
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
5.37%, 1/20/2035(a)(b) 10,600,000 10,305,150
Magnetite XXXII Ltd., Series
2022-32A, Class A, 5.21%,
4/15/2035(a)(b) 10,000,000 9,862,700
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
5.22%, 1/20/2032(a)(b) 2,000,000 1,966,842
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
5.38%, 10/20/2035(a)(b) 9,300,000 9,075,052
Neuberger Berman Loan
Advisers CLO 40 Ltd.,
Series 2021-40A, Class A,
5.14%, 4/16/2033(a)(b) 5,000,000 4,920,185
NRZ Advance Receivables
Trust
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 9,000,000 8,667,943
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 600,000 575,671
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 6.48%,
5/20/2031(a)(b) 10,000,000 9,766,670
Reese Park CLO Ltd., Series
2020-1A, Class AR, 5.21%,
10/15/2034(a)(b) 1,300,000 1,264,349
Renew
Series 2018-1, Class A,
3.95%, 9/20/2053(a) 1,812,904 1,665,336
Series 2017-2A, Class A,
3.22%, 9/22/2053(a) 1,620,151 1,420,796
RR 1 LLC, Series 2017-
1A, Class A1AB, 5.23%,
7/15/2035(a)(b) 4,900,000 4,790,867
RR 19 Ltd., Series 2021-
19A, Class A1, 5.22%,
10/15/2035(a)(b) 8,750,000 8,567,501
Southwick Park CLO LLC,
Series 2019-4A, Class A1R,
5.30%, 7/20/2032(a)(b) 5,000,000 4,907,895
Tricon American Homes,
Series 2020-SFR1, Class B,
2.05%, 7/17/2038(a) 4,760,000 4,178,965
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 12,724,696 12,337,881
Series 2018-SFR1, Class E,
4.56%, 5/17/2037(a) 6,250,000 5,846,107
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 5,157,129 4,724,728
Series 2019-SFR1, Class E,
3.40%, 3/17/2038(a) 2,000,000 1,787,214
Series 2020-SFR2, Class C,
2.03%, 11/17/2039(a) 1,000,000 826,291
Series 2020-SFR2, Class D,
2.28%, 11/17/2039(a) 5,764,000 4,747,909
Series 2020-SFR2, Class
E1, 2.73%, 11/17/2039(a) 2,826,000 2,311,227
Tricon Residential Trust,
Series 2022-SFR1, Class D,
4.75%, 4/17/2039(a) 2,250,000 2,050,032

NVIT Short Term Bond Fund - December 31, 2022 - Statement of Investments - 105
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
5.18%, 7/15/2034(a)(b) 10,000,000 9,782,580
247,412,059
Total Asset-Backed Securities
(cost $295,867,193)
283,873,694
Collateralized Mortgage Obligations 3.6%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 2,382,893 2,225,639
AREIT Trust, Series 2022-
CRE6, Class A, 5.08%,
1/16/2037(a)(b) 2,661,921 2,542,005
Chase Mortgage Finance
Corp., Series 2016-
SH1, Class M2, 3.75%,
4/25/2045(a)(b) 725,291 607,634
GS Mortgage-Backed
Securities Trust, Series
2022-NQM1, Class A16,
4.00%, 5/25/2062(a)(b) 3,777,342 3,301,054
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 1,862 1,725
New Residential Mortgage
Loan Trust, Series 2016-
2A, Class A1, 3.75%,
11/26/2035(a)(b) 4,030,618 3,731,441
PRPM LLC, Series 2021-
RPL2, Class M1, 2.93%,
10/25/2051(a)(b) 1,900,000 1,639,151
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018 29,635 19,262
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 71,366 65,172
Towd Point Mortgage Trust,
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 414,415 391,783
Verus Securitization Trust
Series 2022-1, Class A1,
2.72%, 1/25/2067(a)(c) 9,592,607 8,337,051
Series 2022-1, Class A2,
3.03%, 1/25/2067(a)(b) 3,191,793 2,685,508
Series 2022-1, Class A3,
3.29%, 1/25/2067(a)(b) 3,175,424 2,579,446
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 6,206,757 5,609,793
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 4,654,382 4,393,649
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Visio Trust, Series 2019-
2, Class A1, 2.72%,
11/25/2054(a)(b) 4,193,030 3,888,145
Total Collateralized Mortgage Obligations
(cost $47,111,827)
42,018,458
Commercial Mortgage-Backed Securities 0.7%
Eleven Madison Mortgage
Trust, Series 2015-
11MD, Class A, 3.55%,
9/10/2035(a)(b) 2,025,000 1,870,236
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C8, Class XA,
IO, 0.96%, 12/15/2048(b) 1,151,008 1
SPGN Mortgage Trust
Series 2022-TFLM, Class C,
6.99%, 2/15/2039(a)(b) 1,270,000 1,185,882
Series 2022-TFLM, Class D,
7.84%, 2/15/2039(a)(b) 5,730,000 5,298,584
Total Commercial Mortgage-Backed
Securities
(cost $9,063,489) 8,354,703
Corporate Bonds 33.8%
Aerospace & Defense 0.9%
Boeing Co. (The) ,
5.04%, 5/1/2027(d) 2,750,000 2,719,688
Lockheed Martin Corp. ,
4.95%, 10/15/2025(d) 3,500,000 3,525,291
Moog, Inc. ,
4.25%, 12/15/2027(a)(d) 2,000,000 1,850,000
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 2,596,000 2,574,148
10,669,127
Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a) 595,000 527,011
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 255,000 222,027
749,038
Automobiles 0.7%
Hyundai Capital America ,
1.80%, 10/15/2025(a) 6,000,000 5,396,508
Mercedes-Benz Finance North
America LLC ,
5.50%, 11/27/2024(a) 2,750,000 2,765,544
8,162,052
Banks 9.5%
Bank of America Corp. ,
(SOFR + 0.74%), 0.81%,
10/24/2024(e) 10,000,000 9,588,534

106 - Statement of Investments - December 31, 2022 - NVIT Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3
Month + 0.97%), 3.46%,
3/15/2025(e) 5,000,000 4,867,280
Bank of Montreal ,
Series H, 4.25%,
9/14/2024(d) 10,000,000 9,866,787
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(e) 5,000,000 4,736,392
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(e) 5,000,000 4,682,204
(SOFR + 1.37%), 4.14%,
5/24/2025(e) 5,000,000 4,903,188
(SOFR + 1.55%), 5.61%,
9/29/2026(e) 3,500,000 3,514,969
Citizens Bank NA ,
(SOFR + 1.45%), 6.06%,
10/24/2025(e) 4,000,000 4,045,034
Citizens Financial Group, Inc. ,
4.30%, 12/3/2025 3,250,000 3,152,308
Credit Agricole SA ,
4.38%, 3/17/2025(a) 7,470,000 7,205,897
Fifth Third Bank NA ,
(SOFR + 1.23%), 5.85%,
10/27/2025(e) 5,000,000 5,050,496
HSBC Holdings plc ,
(SOFR + 0.71%), 0.98%,
5/24/2025(d)(e) 2,000,000 1,851,764
Huntington National Bank
(The) ,
(SOFR + 1.22%), 5.70%,
11/18/2025(e) 5,000,000 5,009,929
JPMorgan Chase & Co. ,
(CME Term SOFR 3
Month + 0.60%), 0.65%,
9/16/2024(d)(e) 10,000,000 9,643,476
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(e) 2,896,000 2,852,800
National Australia Bank Ltd. ,
5.13%, 11/22/2024(d) 2,500,000 2,510,062
Royal Bank of Canada ,
5.66%, 10/25/2024(d) 5,000,000 5,057,239
Toronto-Dominion Bank (The) ,
0.70%, 9/10/2024 10,000,000 9,306,421
4.29%, 9/13/2024(d) 3,500,000 3,458,967
Wells Fargo & Co. ,
4.13%, 8/15/2023(d) 7,000,000 6,958,084
(SOFR + 1.56%), 4.54%,
8/15/2026(d)(e) 3,000,000 2,939,878
111,201,709
Beverages 0.4%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 5,000,000 4,851,518
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 1.3%
Credit Suisse Group AG ,
(SOFR + 1.56%), 2.59%,
9/11/2025(a)(e) 1,500,000 1,326,091
Morgan Stanley ,
(SOFR + 1.67%), 4.68%,
7/17/2026(e) 5,000,000 4,914,277
UBS AG ,
7.50%, 7/15/2025 5,000,000 5,176,422
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
1.01%, 7/30/2024(a)(e) 4,000,000 3,889,385
15,306,175
Chemicals 0.4%
HB Fuller Co. ,
4.00%, 2/15/2027(d) 250,000 230,625
Linde, Inc. ,
4.80%, 12/5/2024 4,000,000 4,010,983
4,241,608
Communications Equipment 0.1%
Viasat , Inc. ,
5.63%, 4/15/2027(a) 1,350,000 1,226,272
Consumer Finance 0.4%
John Deere Capital Corp. ,
4.55%, 10/11/2024(d) 5,000,000 4,999,342
Diversified Financial Services 0.4%
Siemens
Financieringsmaatschappij
NV ,
3.13%, 3/16/2024(a) 5,000,000 4,887,345
Diversified Telecommunication Services 0.3%
CCO Holdings LLC ,
5.13%, 5/1/2027(a)(d) 1,400,000 1,304,898
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a)(d) 650,000 541,125
Lumen Technologies, Inc. ,
4.00%, 2/15/2027(a)(d) 1,400,000 1,186,434
3,032,457
Electric Utilities 2.4%
Eversource Energy ,
4.20%, 6/27/2024 9,000,000 8,895,684
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 4,700,000 4,277,429
NextEra Energy Capital
Holdings, Inc. ,
4.20%, 6/20/2024 9,000,000 8,881,375
Vistra Operations Co. LLC ,
3.55%, 7/15/2024(a) 1,670,000 1,601,631
5.13%, 5/13/2025(a) 2,000,000 1,955,440
3.70%, 1/30/2027(a) 1,000,000 911,822
5.63%, 2/15/2027(a) 1,750,000 1,660,159
28,183,540

NVIT Short Term Bond Fund - December 31, 2022 - Statement of Investments - 107
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment 0.1%
Sensata Technologies BV ,
5.63%, 11/1/2024(a) 650,000 643,747
Entertainment 1.3%
Walt Disney Co. (The) ,
3.70%, 9/15/2024 6,000,000 5,869,688
Warnermedia Holdings, Inc. ,
3.43%, 3/15/2024(a)(d) 10,000,000 9,707,683
15,577,371
Equity Real Estate Investment Trusts (REITs) 1.0%
Kite Realty Group Trust ,
4.00%, 3/15/2025 7,650,000 7,276,806
Sun Communities Operating
LP ,
2.30%, 11/1/2028 1,786,000 1,486,801
VICI Properties LP ,
5.63%, 5/1/2024(a)(d) 2,120,000 2,099,351
3.50%, 2/15/2025(a)(d) 1,350,000 1,272,820
12,135,778
Food Products 0.2%
JBS USA LUX SA ,
3.00%, 2/2/2029(a) 3,045,000 2,520,178
Health Care Equipment & Supplies 0.8%
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(a)(d) 9,000,000 9,032,402
Health Care Providers & Services 0.9%
HCA, Inc. ,
5.38%, 2/1/2025 650,000 649,213
UnitedHealth Group, Inc. ,
2.38%, 8/15/2024(d) 5,000,000 4,807,981
5.00%, 10/15/2024(d) 5,000,000 5,021,220
10,478,414
Hotels, Restaurants & Leisure 0.1%
International Game
Technology plc ,
4.13%, 4/15/2026(a) 1,750,000 1,632,145
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
4.50%, 2/15/2028(a) 1,350,000 1,204,171
Insurance 2.4%
Five Corners Funding Trust ,
4.42%, 11/15/2023(a) 7,577,000 7,511,734
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 7,000,000 6,870,874
4.15%, 8/26/2025(a)(d) 5,000,000 4,891,035
Pricoa Global Funding I ,
4.20%, 8/28/2025(a) 3,000,000 2,939,731
Principal Life Global Funding
II ,
2.25%, 11/21/2024(a) 6,000,000 5,666,562
27,879,936
Corporate Bonds
Principal
Amount ($) Value ($)
Internet & Direct Marketing Retail 0.4%
Amazon.com, Inc. ,
4.70%, 11/29/2024 5,000,000 5,003,488
IT Services 0.7%
Fidelity National Information
Services, Inc. ,
4.50%, 7/15/2025 4,000,000 3,922,219
International Business
Machines Corp. ,
4.00%, 7/27/2025 5,000,000 4,918,857
8,841,076
Machinery 0.6%
Amsted Industries, Inc. ,
5.63%, 7/1/2027(a) 2,100,000 1,992,186
Daimler Trucks Finance North
America LLC ,
1.13%, 12/14/2023(a)(d) 5,000,000 4,803,452
6,795,638
Media 1.1%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 4,000,000 3,920,404
Comcast Corp. ,
3.70%, 4/15/2024(d) 7,500,000 7,385,676
CSC Holdings LLC ,
5.50%, 4/15/2027(a) 2,120,000 1,778,418
13,084,498
Multi-Utilities 0.9%
DTE Energy Co. ,
4.22%, 11/1/2024(c) 9,250,000 9,092,273
WEC Energy Group, Inc. ,
5.00%, 9/27/2025 2,000,000 1,999,491
11,091,764
Oil, Gas & Consumable Fuels 1.5%
Continental Resources, Inc. ,
4.50%, 4/15/2023(d) 2,810,000 2,803,200
3.80%, 6/1/2024(d) 4,000,000 3,889,709
Targa Resources Partners LP ,
6.50%, 7/15/2027(d) 1,350,000 1,358,559
5.00%, 1/15/2028(d) 4,000,000 3,815,834
Var Energi ASA ,
7.50%, 1/15/2028(a) 1,000,000 1,018,602
Williams Cos., Inc. (The) ,
3.90%, 1/15/2025(d) 4,500,000 4,382,236
17,268,140
Pharmaceuticals 1.2%
Royalty Pharma plc ,
0.75%, 9/2/2023(d) 9,957,000 9,646,193
Shire Acquisitions Investments
Ireland DAC ,
2.88%, 9/23/2023 4,060,000 3,989,917
13,636,110

108 - Statement of Investments - December 31, 2022 - NVIT Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services 0.4%
Equifax, Inc. ,
2.60%, 12/1/2024 5,000,000 4,765,928
Road & Rail 1.1%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 3,726,000 3,397,084
Triton Container International
Ltd. ,
1.15%, 6/7/2024(a) 10,000,000 9,248,173
12,645,257
Semiconductors & Semiconductor Equipment 0.2%
Intel Corp. ,
2.88%, 5/11/2024(d) 2,000,000 1,948,224
Software 0.1%
PTC, Inc. ,
3.63%, 2/15/2025(a) 1,350,000 1,285,781
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc. ,
3.00%, 2/9/2024(d) 5,000,000 4,900,015
Thrifts & Mortgage Finance 1.0%
BPCE SA ,
4.00%, 9/12/2023(a) 3,000,000 2,961,300
5.70%, 10/22/2023(a)(d) 6,800,000 6,748,756
5.15%, 7/21/2024(a) 2,620,000 2,564,745
12,274,801
Tobacco 0.4%
BAT International Finance plc ,
4.45%, 3/16/2028 2,250,000 2,083,863
Philip Morris International,
Inc. ,
5.13%, 11/15/2024(d) 3,000,000 3,003,965
5,087,828
Total Corporate Bonds
(cost $411,791,667)
397,242,873
Loan Participation 0.1%
Software 0.1%
Open Text Corp., 1st Lien
Term Loan, (ICE LIBOR
USD 1 Month + 1.75%),
6.13%, 5/30/2025 (e) 921,237 899,165
0
Total Loan Participation
(cost $922,589) 899,165
Mortgage-Backed Securities 1.8%
FHLMC Non Gold Pool
Pool# 1Q0648
2.59%, 6/1/2037(b) 156,956 157,221
Pool# 1B3601
4.31%, 10/1/2037(b) 106,063 104,844
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool#
SD8245 ,
4.50%, 9/1/2052 5,860,320
5,641,033
FNMA Pool
Pool# 747271
4.13%, 7/1/2034(b) 185,029 183,497
Pool# 886345
3.81%, 8/1/2036(b) 28,313 27,925
Pool# 949691
3.98%, 9/1/2037(b) 64,062 63,169
FNMA UMBS Pool
Pool# MA4582
2.00%, 4/1/2037 2,978,693 2,649,244
Pool# BN0906
4.00%, 11/1/2048 2,602,690 2,484,860
Pool# MA4700
4.00%, 8/1/2052 3,913,219 3,670,749
Pool# MA4803
3.50%, 11/1/2052 3,492,556 3,174,003
Pool# MA4806
5.00%, 11/1/2052 3,500,000 3,451,598
Total Mortgage-Backed Securities
(cost $21,433,680)
21,608,143
U.S. Treasury Obligations 34.8%
U.S. Treasury Notes
0.38%, 4/15/2024 16,000,000 15,140,000
2.00%, 5/31/2024 16,000,000 15,415,625
3.00%, 6/30/2024 30,000,000 29,281,641
0.38%, 8/15/2024 50,250,000 46,944,492
4.50%, 11/30/2024 (d) 70,000,000 70,002,730
1.00%, 12/15/2024 89,000,000 83,298,437
0.50%, 3/31/2025 100,000,000 91,843,750
2.88%, 6/15/2025 24,000,000 23,196,563
2.00%, 8/15/2025 6,000,000 5,665,547
2.25%, 11/15/2025 4,000,000 3,785,938
1.25%, 12/31/2026 3,000,000 2,686,523
4.13%, 9/30/2027 1,000,000 1,003,750
2.75%, 5/31/2029 1,000,000 929,062
1.50%, 2/15/2030 24,000,000 20,452,500
Total U.S. Treasury Obligations
(cost $423,712,808)
409,646,558
Repurchase Agreements 0.9%
Bank of America NA
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $6,002,867,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $6,120,000. (f)(g) 6,000,000 6,000,000

NVIT Short Term Bond Fund - December 31, 2022 - Statement of Investments - 109
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $4,725,090,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$4,817,290. (f)(g) 4,722,834 4,722,834
Total Repurchase Agreements
(cost $10,722,834)
10,722,834
Total Investments
(cost $1,220,626,087) — 99.8%
1,174,366,428
Other assets in excess of
liabilities — 0.2% 1,991,422
NET ASSETS — 100.0%
$ 1,176,357,850
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $466,315,153 which represents 39.64% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of December 31, 2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2022.
(d) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $36,924,272, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $10,722,834 and by
$27,354,845 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 6.25%, and maturity dates ranging from 2/28/2023 –
2/15/2052, a total value of $38,077,679.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2022.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$10,722,834.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of December 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
39-V1 1.00 Quarterly 12/20/2027 0.71 USD 110,000,000 (158,015) (752,304) (910,319)
(158,015) (752,304) (910,319)
As of December 31, 2022, the Fund had $1,549,876 segregated as collateral for credit default swap contracts.

110 - Statement of Investments - December 31, 2022 - NVIT Short Term Bond Fund
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 987 3/2023 USD 202,412,110 63,647
Total long contracts 63,647
Short Contracts
U.S. Treasury 5 Year Note (343) 3/2023 USD (37,019,883) 31,333
U.S. Treasury 10 Year Note (236) 3/2023 USD (26,502,062) 146,934
Total short contracts 178,267
Net contracts 241,914
As of December 31, 2022, the Fund had $1,110,192 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

112 - Statements of Assets and Liabilities - December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
Assets:
Investment securities, at value
*
$ 207,062,467
Repurchase agreements, at value 4,452,378
Cash 9,906,386
Cash pledged for swap contracts 4,316,073
Deposits with broker for futures contracts 3,211,676
Foreign currencies, at value 22,819
Interest and dividends receivable 2,284,394
Security lending income receivable 6,582
Receivable for investments sold —
Receivable for capital shares issued 48,134
Reclaims receivable 15,053
Receivable for variation margin on futures contracts 116,325
Receivable for variation margin on centrally cleared swap contracts 52,702
Unrealized appreciation on forward foreign currency contracts (Note 2) 12,630
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 218
Total Assets 231,507,837
Liabilities:
Payable for investments purchased 450,000
Payable for capital shares redeemed 90,290
Payable for variation margin on futures contracts —
Payable for variation margin on centrally cleared swap contracts —
Unrealized depreciation on forward foreign currency contracts (Note 2) 46,286
Unrealized depreciation on unfunded commitments (Note 2) 6,067
Payable upon return of securities loaned (Note 2) 4,452,378
Accrued expenses and other payables:
Investment advisory fees 109,825
Fund administration fees 20,461
Distribution fees —
Administrative servicing fees 29,409
Accounting and transfer agent fees 1,200
Trustee fees 36
Custodian fees 4,172
Compliance program costs (Note 3) 250
Professional fees 15,634
Printing fees 84,456
Other 3,536
Total Liabilities 5,314,000
Net Assets $ 226,193,837
* Includes value of securities on loan (Note 2) 24,627,025
Cost of investment securities 238,842,570
Cost of repurchase agreements 4,452,378
Cost of foreign currencies 23,259
Represented by:
Capital $ 243,126,316
Total distributable earnings (loss) (16,932,479)
Net Assets $ 226,193,837

Fixed Income Funds - December 31, 2022 - Statements of Assets and Liabilities - 113
NVIT BNY Mellon
Core Plus Bond
Fund
NVIT Core Bond
Fund
NVIT DoubleLine
Total Return
Tactical Fund
NVIT Federated
High Income Bond
Fund
NVIT Government
Bond Fund
$ 1,746,826,411 $ 1,346,048,434 $ 171,873,200 $ 93,785,608 $ 330,531,345
31,906,946 16,768,330 — — —
6,902,943 22,347,581 7,227,203 1,882,699 3,859,199
— 1,469,564 — — —
1,742,514 971,656 — — 59,996
95,606 — — — —
13,765,355 9,123,010 1,125,169 1,725,140 1,750,236
27,258 36,316 — — 116
6,687 210,823 10,050 — 8,373
10,907 295 39,137 8,871 586,419
12,282 — — — —
46,334 — — — 1,250
— — — — —
— — — — —
— — 13,318 1,712 —
2,032 1,027 192 127 285
1,801,345,275 1,396,977,036 180,288,269 97,404,157 336,797,219
7,786,902 20,091,164 1,847,105 — —
333,832 240,858 177,502 17,997 159,706
— 111,703 — — —
— 97,590 — — —
— — — — —
— — — — —
31,906,946 16,768,330 — — —
659,942 463,450 87,036 56,902 138,744
68,478 50,459 18,033 15,849 23,306
88,329 22,242 3,433 — 1,460
10,029 15,800 5,374 16,635 61,998
5,333 2,965 5,772 3,192 1,075
4 12 47 51 99
12,051 17,656 2,332 454 6,560
1,965 1,514 196 109 378
16,416 15,745 13,676 10,818 11,365
12,202 23,572 17,798 25,738 61,353
17,559 15,974 2,066 2,150 4,668
40,919,988 37,939,034 2,180,370 149,895 470,712
$ 1,760,425,287 $ 1,359,038,002 $ 178,107,899 $ 97,254,262 $ 336,326,507
57,616,602 54,842,735 — — —
2,023,237,830 1,483,133,487 196,752,394 109,422,897 370,247,122
31,906,946 16,768,330 — — —
94,972 — — — —
$ 2,075,791,693 $ 1,578,666,038 $ 213,321,075 $ 119,694,002 $ 394,168,041
(315,366,406) (219,628,036) (35,213,176) (22,439,740) (57,841,534)
$ 1,760,425,287 $ 1,359,038,002 $ 178,107,899 $ 97,254,262 $ 336,326,507

114 - Statements of Assets and Liabilities - December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
Net Assets:
Class I Shares $ 226,193,837
Class II Shares —
Class IV Shares —
Class P Shares —
Class Y Shares —
Total $ 226,193,837
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 26,261,760
Class II Shares —
Class IV Shares —
Class P Shares —
Class Y Shares —
Total 26,261,760
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 8.61
Class II Shares $ —
Class IV Shares $ —
Class P Shares $ —
Class Y Shares $ —

Fixed Income Funds - December 31, 2022 - Statements of Assets and Liabilities - 115
NVIT BNY Mellon
Core Plus Bond
Fund
NVIT Core Bond
Fund
NVIT DoubleLine
Total Return
Tactical Fund
NVIT Federated
High Income Bond
Fund
NVIT Government
Bond Fund
$ 29,848,563 $ 17,681,907 $ 4,849 $ 97,254,262 $ 320,262,144
2,303,057 102,818,389 26,804,818 — 6,766,369
— — — — 9,292,915
406,203,027 — — — —
1,322,070,640 1,238,537,706 151,298,232 — 5,079
$ 1,760,425,287 $ 1,359,038,002 $ 178,107,899 $ 97,254,262 $ 336,326,507
3,126,997 1,969,783 568 17,872,644 34,451,267
237,646 11,500,159 3,220,727 — 729,312
— — — — 1,000,424
42,358,387 — — — —
137,805,707 138,097,921 18,138,267 — 548
183,528,737 151,567,863 21,359,562 17,872,644 36,181,551
$ 9.55 $ 8.98 $ 8.54 $ 5.44 $ 9.30
$ 9.69 $ 8.94 $ 8.32 $ — $ 9.28
$ — $ — $ — $ — $ 9.29
$ 9.59 $ — $ — $ — $ —
$ 9.59 $ 8.97 $ 8.34 $ — $ 9.27

116 - Statements of Assets and Liabilities - December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government
Money Market Fund
Assets:
Investment securities, at value
*
$ 850,487,731
Repurchase agreements, at value 1,657,000,000
Cash 328,808
Cash pledged for swap contracts —
Deposits with broker for futures contracts —
Interest and dividends receivable 4,086,289
Security lending income receivable —
Receivable for investments sold —
Receivable for capital shares issued 1,141,577
Prepaid expenses 2,410
Total Assets 2,513,046,815
Liabilities:
Payable for investments purchased 21,000,000
Payable for capital shares redeemed 1,006,073
Payable for variation margin on futures contracts —
Payable for variation margin on centrally cleared swap contracts —
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 547,631
Fund administration fees 77,743
Distribution fees 54,655
Administrative servicing fees 227,882
Accounting and transfer agent fees 1,428
Trustee fees 29
Custodian fees 16,897
Compliance program costs (Note 3) 2,865
Professional fees 13,115
Printing fees 127,610
Other 13,061
Total Liabilities 23,088,989
Net Assets $ 2,489,957,826
* Includes value of securities on loan (Note 2) —
Cost of investment securities 850,487,731
Cost of repurchase agreements 1,657,000,000
Represented by:
Capital $ 2,489,957,660
Total distributable earnings (loss) 166
Net Assets $ 2,489,957,826

Fixed Income Funds - December 31, 2022 - Statements of Assets and Liabilities - 117
NVIT Short Term
Bond Fund
$ 1,163,643,594
10,722,834
54,256,292
1,549,876
1,159,540
6,827,995
5,788
212,596
13,471
1,383
1,238,393,369
50,231,192
320,011
91,555
102,923
10,722,834
340,150
52,113
35,414
41,278
5,842
15
30,084
1,266
14,534
24,225
22,083
62,035,519
$ 1,176,357,850
36,924,272
1,209,903,253
10,722,834
$ 1,317,846,348
(141,488,498)
$ 1,176,357,850

118 - Statements of Assets and Liabilities - December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government
Money Market Fund
Net Assets:
Class I Shares $ 1,117,598,274
Class II Shares 261,350,502
Class IV Shares 31,455,102
Class V Shares 673,121,738
Class Y Shares 406,432,210
Total $ 2,489,957,826
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 1,117,603,595
Class II Shares 261,350,396
Class IV Shares 31,455,248
Class V Shares 673,122,739
Class Y Shares 406,435,522
Total 2,489,967,500
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 1.00
Class II Shares $ 1.00
Class IV Shares $ 1.00
Class V Shares $ 1.00
Class Y Shares $ 1.00

Fixed Income Funds - December 31, 2022 - Statements of Assets and Liabilities - 119
NVIT Short Term
Bond Fund
$ 148,307,043
196,691,166
—
—
831,359,641
$ 1,176,357,850
15,667,944
20,861,614
—
—
87,795,287
124,324,845
$ 9.47
$ 9.43
$ —
$ —
$ 9.47

120 - Statements of Operations - For the Year Ended December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
INVESTMENT INCOME:
Interest income $ 14,471,804
Dividend income 137,138
Income from securities lending (Note 2) 41,459
Foreign tax withholding (165)
Total Income 14,650,236
EXPENSES:
Investment advisory fees 1,418,046
Fund administration fees 122,140
Distribution fees Class II Shares —
Distribution fees Class P Shares —
Administrative servicing fees Class I Shares 373,105
Administrative servicing fees Class II Shares —
Administrative servicing fees Class IV Shares —
Professional fees 60,944
Printing fees 21,509
Trustee fees 8,704
Custodian fees 9,517
Accounting and transfer agent fees 8,014
Compliance program costs (Note 3) 1,040
Other 5,711
Total expenses before fees waived and expenses reimbursed 2,028,730
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 2,028,730
NET INVESTMENT INCOME 12,621,506
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (8,338,678)
Expiration or closing of futures contracts (Note 2) 15,377,792
Settlement of forward foreign currency contracts (Note 2) 1,725,294
Foreign currency transactions (Note 2) (212,068)
Expiration or closing of written option contracts (Note 2) —
Expiration or closing of swap contracts (Note 2) 3,768,177
Net realized gains (losses) 12,320,517
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (33,266,579)
Futures contracts (Note 2) 2,087,731
Forward foreign currency contracts (Note 2) 95,069
Translation of assets and liabilities denominated in foreign currencies (Note 2) 8,596
Written options contracts (Note 2) —
Swap contracts (Note 2) (402,845)
Unfunded Commitments (6,067)
Net change in unrealized appreciation/depreciation (31,484,095)
Net realized/unrealized gains (losses) (19,163,578)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (6,542,072)

Fixed Income Funds - For the Year Ended December 31, 2022 - Statements of Operations - 121
NVIT BNY Mellon
Core Plus Bond
Fund
NVIT Core Bond
Fund
NVIT DoubleLine
Total Return
Tactical Fund
NVIT Federated
High Income Bond
Fund
NVIT Government
Bond Fund
$ 59,911,287 $ 42,745,844 $ 6,692,957 $ 6,778,072 $ 9,850,468
— — 269,968 75,248 —
121,325 110,823 — — 3,154
(1,999) — – — —
60,030,613 42,856,667 6,962,925 6,853,320 9,853,622
8,283,794 5,401,659 1,091,548 737,958 1,855,434
541,243 402,345 101,267 81,311 149,757
6,108 278,209 66,915 — 22,746
1,134,687 — — — —
45,625 26,412 — 165,740 536,995
3,665 166,926 66,915 — 13,647
— — — — 15,469
101,300 84,805 53,140 38,666 45,089
28,134 9,508 9,610 10,094 20,627
63,459 49,174 6,673 3,953 13,305
67,761 55,684 8,087 5,331 16,075
33,146 17,572 36,981 21,327 6,498
7,844 5,849 794 436 1,579
38,072 27,430 2,884 1,613 8,815
10,354,838 6,525,573 1,444,814 1,066,429 2,706,036
— — (26,766) — —
(199,183) — — — (56,617)
— — (219,419) (61,066) —
10,155,655 6,525,573 1,198,629 1,005,363 2,649,419
49,874,958 36,331,094 5,764,296 5,847,957 7,204,203
(97,281,286) (60,520,339) (8,436,656) (2,735,351) (11,132,387)
58,210,401 (26,671,363) — — 1,679,318
— — — — —
(1) — — – —
— 1,706,598 — — —
— 1,068,495 — — —
(39,070,886) (84,416,609) (8,436,656) (2,735,351) (9,453,069)
(291,466,825) (162,261,967) (23,927,190) (18,185,378) (50,999,682)
2,145,120 (390,228) — — 281,244
— — — — —
(6,604) — — — —
— 141,305 — — —
— (652,333) — — —
— — — — —
(289,328,309) (163,163,223) (23,927,190) (18,185,378) (50,718,438)
(328,399,195) (247,579,832) (32,363,846) (20,920,729) (60,171,507)
$ (278,524,237) $ (211,248,738) $ (26,599,550) $ (15,072,772) $ (52,967,304)

122 - Statements of Operations - For the Year Ended December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government
Money Market Fund
INVESTMENT INCOME:
Interest income $ 41,030,220
Dividend income —
Income from securities lending (Note 2) —
Total Income 41,030,220
EXPENSES:
Investment advisory fees 6,737,188
Fund administration fees 646,834
Distribution fees Class II Shares 578,073
Administrative servicing fees Class I Shares 1,626,672
Administrative servicing fees Class II Shares 346,846
Administrative servicing fees Class IV Shares 50,683
Administrative servicing fees Class V Shares 670,056
Professional fees 96,860
Printing fees 25,081
Trustee fees 85,271
Custodian fees 39,839
Accounting and transfer agent fees 9,028
Compliance program costs (Note 3) 10,604
Other 40,701
Total expenses before fees waived 10,963,736
Distribution fees voluntarily waived - Class II (Note 3) (155,005)
Investment advisory fees voluntarily waived (Note 3) (1,506,361)
Administrative servicing fees voluntarily waived - Class I (Note 3) (437,797)
Administrative servicing fees voluntarily waived - Class II (Note 3) (80,942)
Administrative servicing fees voluntarily waived - Class IV (Note 3) (15,103)
Administrative servicing fees voluntarily waived - Class V (Note 3) (191,843)
Net Expenses 8,576,685
NET INVESTMENT INCOME 32,453,535
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 187
Expiration or closing of futures contracts (Note 2) —
Expiration or closing of written option contracts (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) 187
Net change in unrealized appreciation/depreciation in the value of:
Investment securities —
Futures contracts (Note 2) —
Written options contracts (Note 2) —
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation —
Net realized/unrealized gains (losses) 187
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 32,453,722

Fixed Income Funds - For the Year Ended December 31, 2022 - Statements of Operations - 123
NVIT Short Term
Bond Fund
$ 33,720,287
211,061
82,322
34,013,670
4,704,297
407,505
452,886
246,932
271,733
—
—
82,324
10,063
46,534
65,839
33,237
5,560
34,771
6,361,681
—
—
—
—
—
—
6,361,681
27,651,989
(70,251,382)
(3,881,961)
2,476,060
1,309,825
(70,347,458)
(45,486,832)
1,392,428
336,440
(752,304)
(44,510,268)
(114,857,726)
$ (87,205,737)

The accompanying notes are an integral part of these financial statements.
124 - Statements of Changes in Net Assets - December 31, 2022 - Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 12,621,506 $ 12,437,213
Net realized gains (losses) 12,320,517 5,064,792
Net change in unrealized appreciation/depreciation (31,484,095) (2,948,519)
Change in net assets resulting from operations (6,542,072) 14,553,486
Distributions to Shareholders From:
Distributable earnings:
Class I (8,491,526) (16,497,000)
Class II — —
Class P — —
Class Y — —
Change in net assets from shareholder distributions (8,491,526) (16,497,000)
Change in net assets from capital transactions (34,950,343) 2,634,420
Change in net assets (49,983,941) 690,906
Net Assets:
Beginning of year 276,177,778 275,486,872
End of year $ 226,193,837 $ 276,177,778
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 14,652,368 $ 47,411,448
Dividends reinvested 8,491,526 16,497,000
Cost of shares redeemed (58,094,237) (61,274,028)
Total Class I Shares (34,950,343) 2,634,420
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class P Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class P Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ (34,950,343) $ 2,634,420

Fixed Income Funds - December 31, 2022 - Statements of Changes in Net Assets - 125
NVIT BNY Mellon Core Plus Bond Fund NVIT Core Bond Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 49,874,958 $ 35,113,386 $ 36,331,094 $ 24,834,159
(39,070,886) 33,847,975 (84,416,609) 5,419,363
(289,328,309) (78,290,068) (163,163,223) (42,666,427)
(278,524,237) (9,328,707) (211,248,738) (12,412,905)
(1,216,984) (1,026,838) (457,722) (932,156)
(86,509) (3,581,643) (2,399,847) (5,721,361)
(16,084,824) (9,511,979) (a) — —
(55,853,552) (83,595,420) (33,912,654) (60,088,224)
(73,241,869) (97,715,880) (36,770,223) (66,741,741)
60,467,217 485,480,086 257,598,053 41,824,251
(291,298,889) 378,435,499 9,579,092 (37,330,395)
2,051,724,176 1,673,288,677 1,349,458,910 1,386,789,305
$ 1,760,425,287 $ 2,051,724,176 $ 1,359,038,002 $ 1,349,458,910
$ 6,280,548 $ 25,689,357 $ 6,008,516 $ 2,201,542
1,216,984 1,026,838 457,722 932,156
(5,400,952) (4,796,775) (4,775,829) (5,631,243)
2,096,580 21,919,420 1,690,409 (2,497,545)
1,364,877 22,137,426 15,394,234 26,758,079
86,509 3,581,643 2,399,847 5,721,361
(1,476,448) (116,361,108) (19,241,064) (13,217,235)
(25,062) (90,642,039) (1,446,983) 19,262,205
19,172,020 545,470,674 (a) — —
16,084,824 9,511,979 (a) — —
(73,187,306) (14,080,328) (a) — —
(37,930,462) 540,902,325 (a) — —
92,950,139 100,652,339 263,556,767 103,160,606
55,853,552 83,595,420 33,912,654 60,088,224
(52,477,530) (170,947,379) (40,114,794) (138,189,239)
96,326,161 13,300,380 257,354,627 25,059,591
$ 60,467,217 $ 485,480,086 $ 257,598,053 $ 41,824,251

The accompanying notes are an integral part of these financial statements.
126 - Statements of Changes in Net Assets - December 31, 2022 - Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 1,627,131 4,978,914
Reinvested 978,616 1,792,875
Redeemed (6,512,928) (6,531,545)
Total Class I Shares (3,907,181) 240,244
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class P Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class P Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (3,907,181) 240,244
(a) For the period from September 23, 2021 (commencement of operations) through December 31, 2021.

Fixed Income Funds - December 31, 2022 - Statements of Changes in Net Assets - 127
NVIT BNY Mellon Core Plus Bond Fund NVIT Core Bond Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
613,150 2,188,527 622,188 196,198
124,521 88,273 50,121 84,785
(524,061) (398,241) (489,028) (500,709)
213,610 1,878,559 183,281 (219,726)
128,794 1,830,887 1,579,547 2,391,987
8,721 304,303 263,664 522,619
(139,599) (9,901,140) (2,006,125) (1,190,716)
(2,084) (7,765,950) (162,914) 1,723,890
1,733,111 46,424,171 (a) — —
1,637,672 822,836 (a) — —
(7,051,671) (1,207,731) (a) — —
(3,680,888) 46,039,276 (a) — —
8,836,010 8,325,097 27,009,344 9,193,019
5,685,170 7,105,237 3,717,715 5,466,603
(5,223,979) (14,137,501) (4,271,531) (12,293,549)
9,297,201 1,292,833 26,455,528 2,366,073
5,827,839 41,444,718 26,475,895 3,870,237

The accompanying notes are an integral part of these financial statements.
128 - Statements of Changes in Net Assets - December 31, 2022 - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 5,764,296 $ 4,321,376
Net realized gains (losses) (8,436,656) (907,155)
Net change in unrealized appreciation/depreciation (23,927,190) (3,450,460)
Change in net assets resulting from operations (26,599,550) (36,239)
Distributions to Shareholders From:
Distributable earnings:
Class I (162) (154)
Class II (798,134) (606,096)
Class IV — —
Class Y (5,165,940) (5,130,044)
Change in net assets from shareholder distributions (5,964,236) (5,736,294)
Change in net assets from capital transactions 6,917,255 10,941,935
Change in net assets (25,646,531) 5,169,402
Net Assets:
Beginning of year 203,754,430 198,585,028
End of year $ 178,107,899 $ 203,754,430
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested 162 154
Cost of shares redeemed — —
Total Class I Shares 162 154
Class II Shares
Proceeds from shares issued 11,404,429 13,431,664
Dividends reinvested 798,134 606,096
Cost of shares redeemed (5,748,488) (6,580,328)
Total Class II Shares 6,454,075 7,457,432
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Class Y Shares
Proceeds from shares issued 9,895,474 23,139,135
Dividends reinvested 5,165,940 5,130,044
Cost of shares redeemed (14,598,396) (24,784,830)
Total Class Y Shares 463,018 3,484,349
Change in net assets from capital transactions $ 6,917,255 $ 10,941,935

Fixed Income Funds - December 31, 2022 - Statements of Changes in Net Assets - 129
NVIT Federated High Income Bond Fund NVIT Government Bond Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 5,847,957 $ 5,563,002 $ 7,204,203 $ 5,606,474
(2,735,351) 1,012,777 (9,453,069) (1,330,854)
(18,185,378) (699,799) (50,718,438) (14,042,997)
(15,072,772) 5,875,980 (52,967,304) (9,767,377)
(5,708,979) (5,750,087) (7,058,593) (6,838,979)
— — (127,161) (144,971)
— — (205,111) (199,876)
— — (120) (109)
(5,708,979) (5,750,087) (7,390,985) (7,183,935)
(3,016,475) (315,510) (28,649,843) (5,788,647)
(23,798,226) (189,617) (89,008,132) (22,739,959)
121,052,488 121,242,105 425,334,639 448,074,598
$ 97,254,262 $ 121,052,488 $ 336,326,507 $ 425,334,639
$ 37,813,578 $ 16,445,280 $ 39,620,810 $ 84,714,410
5,708,979 5,750,087 7,058,593 6,838,979
(46,539,032) (22,510,877) (72,777,512) (100,231,545)
(3,016,475) (315,510) (26,098,109) (8,678,156)
— — 3,794,354 8,305,892
— — 127,161 144,971
— — (5,322,623) (5,824,086)
— — (1,401,108) 2,626,777
— — 615,129 1,515,743
— — 205,111 199,876
— — (1,970,986) (1,452,996)
— — (1,150,746) 262,623
— — — —
— — 120 109
— — — —
— — 120 109
$ (3,016,475) $ (315,510) $ (28,649,843) $ (5,788,647)

The accompanying notes are an integral part of these financial statements.
130 - Statements of Changes in Net Assets - December 31, 2022 - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested 19 15
Redeemed — —
Total Class I Shares 19 15
Class II Shares
Issued 1,239,591 1,327,319
Reinvested 94,180 60,922
Redeemed (642,655) (650,810)
Total Class II Shares 691,116 737,431
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Class Y Shares
Issued 1,099,475 2,286,661
Reinvested 608,178 514,350
Redeemed (1,621,396) (2,444,756)
Total Class Y Shares 86,257 356,255
Total change in shares 777,392 1,093,701

Fixed Income Funds - December 31, 2022 - Statements of Changes in Net Assets - 131
NVIT Federated High Income Bond Fund NVIT Government Bond Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
5,972,116 2,459,176 3,854,117 7,592,603
1,027,705 880,594 748,690 625,740
(7,617,874) (3,348,822) (7,288,281) (9,030,997)
(618,053) (9,052) (2,685,474) (812,654)
— — 371,365 752,865
— — 13,494 13,301
— — (545,139) (531,910)
— — (160,280) 234,256
— — 61,515 137,459
— — 21,756 18,306
— — (196,708) (130,719)
— — (113,437) 25,046
— — — —
— — 13 10
— — — —
— — 13 10
(618,053) (9,052) (2,959,178) (553,342)

The accompanying notes are an integral part of these financial statements.
132 - Statements of Changes in Net Assets - December 31, 2022 - Fixed Income Funds
NVIT Government Money Market Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ 32,453,535 $ (12)
Net realized gains (losses) 187 50,884
Net change in unrealized appreciation/depreciation — —
Change in net assets resulting from operations 32,453,722 50,872
Distributions to Shareholders From:
Distributable earnings:
Class I (14,867,233) —
Class II (2,972,118) —
Class IV (431,328) —
Class V (8,751,260) —
Class Y (5,482,489) —
Return of capital:
Class I — —
Class II — —
Class Y — —
Change in net assets from shareholder distributions (32,504,428) —
Change in net assets from capital transactions 502,856,316 30,582,381
Change in net assets 502,805,610 30,633,253
Net Assets:
Beginning of year 1,987,152,216 1,956,518,963
End of year $ 2,489,957,826 $ 1,987,152,216
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 687,087,710 $ 464,349,871
Dividends reinvested 14,867,233 —
Cost of shares redeemed (513,558,663) (499,068,195)
Total Class I Shares 188,396,280 (34,718,324)
Class II Shares
Proceeds from shares issued 396,855,248 232,996,788
Dividends reinvested 2,972,118 —
Cost of shares redeemed (281,867,728) (248,313,169)
Total Class II Shares 117,959,638 (15,316,381)
Class IV Shares
Proceeds from shares issued 13,668,920 9,907,133
Dividends reinvested 431,328 —
Cost of shares redeemed (16,694,156) (10,834,274)
Total Class IV Shares (2,593,908) (927,141)
Class V Shares
Proceeds from shares issued 604,540,914 576,625,468
Dividends reinvested 8,751,260 —
Cost of shares redeemed (619,098,232) (561,894,411)
Total Class V Shares (5,806,058) 14,731,057
Class Y Shares
Proceeds from shares issued 592,226,786 466,156,809
Dividends reinvested 5,482,489 —
Cost of shares redeemed (392,808,911) (399,343,639)
Total Class Y Shares 204,900,364 66,813,170
Change in net assets from capital transactions $ 502,856,316 $ 30,582,381

Fixed Income Funds - December 31, 2022 - Statements of Changes in Net Assets - 133
NVIT Short Term Bond Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 27,651,989 $ 19,261,886
(70,347,458) 18,150,345
(44,510,268) (42,519,804)
(87,205,737) (5,107,573)
(2,532,249) (2,487,508)
(2,543,278) (2,113,025)
— —
— —
(15,362,775) (19,359,250)
(1,077,550) —
(1,082,244) —
(6,537,337) —
(29,135,433) (23,959,783)
(441,141,576) 26,811,562
(557,482,746) (2,255,794)
1,733,840,596 1,736,096,390
$ 1,176,357,850 $ 1,733,840,596
$ 8,760,955 $ 166,697,063
3,609,799 2,487,508
(42,593,444) (33,325,595)
(30,222,690) 135,858,976
47,120,522 54,763,029
3,625,522 2,113,025
(41,503,748) (39,140,257)
9,242,296 17,735,797
— —
— —
— —
— —
— —
— —
— —
— —
10,160,173 86,662,712
21,900,112 19,359,250
(452,221,467) (232,805,173)
(420,161,182) (126,783,211)
$ (441,141,576) $ 26,811,562

The accompanying notes are an integral part of these financial statements.
134 - Statements of Changes in Net Assets - December 31, 2022 - Fixed Income Funds
NVIT Government Money Market Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 687,087,710 464,349,871
Reinvested 14,867,239 —
Redeemed (513,558,663) (499,068,195)
Total Class I Shares 188,396,286 (34,718,324)
Class II Shares
Issued 396,855,248 232,996,788
Reinvested 2,972,127 —
Redeemed (281,867,728) (248,313,169)
Total Class II Shares 117,959,647 (15,316,381)
Class IV Shares
Issued 13,668,660 9,907,133
Reinvested 431,327 —
Redeemed (16,694,156) (10,834,274)
Total Class IV Shares (2,594,169) (927,141)
Class V Shares
Issued 604,540,914 576,625,468
Reinvested 8,751,504 —
Redeemed (619,098,233) (561,894,410)
Total Class V Shares (5,805,815) 14,731,058
Class Y Shares
Issued 592,226,786 466,156,809
Reinvested 5,482,492 —
Redeemed (392,808,911) (399,343,640)
Total Class Y Shares 204,900,367 66,813,169
Total change in shares 502,856,316 30,582,381

Fixed Income Funds - December 31, 2022 - Statements of Changes in Net Assets - 135
NVIT Short Term Bond Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
900,040 15,968,315
380,738 241,455
(4,386,236) (3,194,099)
(3,105,458) 13,015,671
4,920,114 5,276,627
383,940 205,841
(4,255,336) (3,769,648)
1,048,718 1,712,820
— —
— —
— —
— —
— —
— —
— —
— —
1,027,881 8,286,549
2,309,657 1,879,061
(45,943,837) (22,253,504)
(42,606,299) (12,087,894)
(44,663,039) 2,640,597

136 - Financial Highlights - December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi Sector Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class I Shares
12/31/2022 $ 9.15 $ 0.45 $ (0.66) $ (0.21) $ (0.33) $ — $ — $ (0.33) $ 8.61 (2.30)% $ 226,194 0.82% 5.08% 0.82% 73.91%
12/31/2021 9.20 0.40 0.08 0.48 (0.53) — — (0.53) 9.15 5.24% 276,178 0.82% 4.23% 0.82% 89.90%
12/31/2020 9.14 0.40 (0.03) 0.37 (0.31) — — (0.31) 9.20 4.06% 275,487 0.83% 4.61% 0.83% 101.62%
12/31/2019 8.79 0.39 0.41 0.80 (0.44) — (0.01) (0.45) 9.14 9.17% 284,162 0.82% 4.28% 0.82% 212.51%
12/31/2018 9.26 0.34 (0.56) (0.22) (0.25) — — (0.25) 8.79 (2.34)% 299,847 0.82% 3.73% 0.82% 234.11%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

Fixed Income Funds - December 31, 2022 - Financial Highlights - 137
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Core Plus Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 11.49 $ 0.27 $ (1.81) $ (1.54) $ (0.27) $ (0.13) $ (0.40) $ 9.55 (13.46)% $ 29,849 0.63% 2.60% 0.64% 97.87%
12/31/2021 12.24 0.23 (0.31) (0.08) (0.24) (0.43) (0.67) 11.49 (0.72)% 33,483 0.64% 1.91% 0.64% 233.40%
12/31/2020 11.52 0.28 0.79 1.07 (0.35) — (0.35) 12.24 9.31% 12,665 0.65% 2.29% 0.65% 201.93%
12/31/2019 10.82 0.32 0.75 1.07 (0.37) — (0.37) 11.52 9.89% 9,073 0.65% 2.78% 0.65% 173.78%
12/31/2018 11.26 0.31 (0.45) (0.14) (0.30) — (0.30) 10.82 (1.20)% 6,600 0.64% 2.78% 0.64% 214.05%
Class II Shares
12/31/2022 11.66 0.24 (1.83) (1.59) (0.25) (0.13) (0.38) 9.69 (13.75)% 2,303 0.88% 2.33% 0.89% 97.87%
12/31/2021 12.23 0.22 (0.33) (0.11) (0.03) (0.43) (0.46) 11.66 (0.93)% 2,796 0.89% 1.80% 0.90% 233.40%
12/31/2020 11.51 0.25 0.79 1.04 (0.32) — (0.32) 12.23 9.04% 97,903 0.90% 2.05% 0.90% 201.93%
12/31/2019 10.81 0.29 0.75 1.04 (0.34) — (0.34) 11.51 9.59% 79,674 0.90% 2.55% 0.90% 173.78%
12/31/2018 11.25 0.28 (0.45) (0.17) (0.27) — (0.27) 10.81 (1.45)% 75,782 0.89% 2.53% 0.89% 214.05%
Class P Shares
12/31/2022 11.54 0.25 (1.81) (1.56) (0.26) (0.13) (0.39) 9.59 (13.60)% 406,203 0.73% 2.46% 0.74% 97.87%
12/31/2021(g) 11.91 0.05 (0.21) (0.16) (0.21) — (0.21) 11.54 (1.36)% 531,352 0.73% 1.55% 0.74% 233.40%
Class Y Shares
12/31/2022 11.55 0.28 (1.82) (1.54) (0.29) (0.13) (0.42) 9.59 (13.44)% 1,322,071 0.48% 2.74% 0.49% 97.87%
12/31/2021 12.28 0.26 (0.31) (0.05) (0.25) (0.43) (0.68) 11.55 (0.50)% 1,484,094 0.49% 2.13% 0.50% 233.40%
12/31/2020 11.56 0.30 0.79 1.09 (0.37) — (0.37) 12.28 9.41% 1,562,720 0.50% 2.46% 0.50% 201.93%
12/31/2019 10.85 0.34 0.75 1.09 (0.38) — (0.38) 11.56 10.08% 1,599,473 0.50% 2.96% 0.50% 173.78%
12/31/2018 11.29 0.32 (0.44) (0.12) (0.32) — (0.32) 10.85 (1.05)% 1,600,465 0.49% 2.93% 0.49% 214.05%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from September 23, 2021 (commencement of operations) through December 31, 2021. Total return is calculated based on inception date of September 22,
2021 through December 31, 2021.

138 - Financial Highlights - December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Core Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2022 $ 10.80 $ 0.24 $ (1.82) $ (1.58) $ (0.23) $ (0.01) $ (0.24) $ 8.98 (14.69)% $ 17,682 0.59% 2.54% 0.59% 107.55%
12/31/2021 11.45 0.19 (0.30) (0.11) (0.22) (0.32) (0.54) 10.80 (1.03)% 19,294 0.59% 1.71% 0.59% 132.82%
12/31/2020 11.01 0.25 0.52 0.77 (0.30) (0.03) (0.33) 11.45 7.01% 22,973 0.60% 2.20% 0.60% 67.80%
12/31/2019 10.41 0.31 0.62 0.93 (0.33) — (0.33) 11.01 8.94% 19,227 0.59% 2.78% 0.59% 43.79%
12/31/2018 10.80 0.31 (0.36) (0.05) (0.34) — (0.34) 10.41 (0.42)% 14,299 0.59% 2.96% 0.59% 33.67%
Class II Shares
12/31/2022 10.76 0.22 (1.83) (1.61) (0.20) (0.01) (0.21) 8.94 (14.98)% 102,818 0.84% 2.26% 0.84% 107.55%
12/31/2021 11.41 0.16 (0.30) (0.14) (0.19) (0.32) (0.51) 10.76 (1.25)% 125,449 0.84% 1.45% 0.84% 132.82%
12/31/2020 10.97 0.22 0.53 0.75 (0.28) (0.03) (0.31) 11.41 6.77% 113,409 0.85% 1.95% 0.85% 67.80%
12/31/2019 10.37 0.28 0.62 0.90 (0.30) — (0.30) 10.97 8.70% 104,839 0.84% 2.54% 0.84% 43.79%
12/31/2018 10.76 0.29 (0.37) (0.08) (0.31) — (0.31) 10.37 (0.69)% 95,092 0.84% 2.71% 0.84% 33.67%
Class Y Shares
12/31/2022 10.79 0.26 (1.83) (1.57) (0.24) (0.01) (0.25) 8.97 (14.58)% 1,238,538 0.44% 2.69% 0.44% 107.55%
12/31/2021 11.44 0.21 (0.31) (0.10) (0.23) (0.32) (0.55) 10.79 (0.88)% 1,204,716 0.44% 1.85% 0.44% 132.82%
12/31/2020 11.00 0.27 0.52 0.79 (0.32) (0.03) (0.35) 11.44 7.17% 1,250,407 0.45% 2.36% 0.45% 67.80%
12/31/2019 10.40 0.32 0.63 0.95 (0.35) — (0.35) 11.00 9.09% 1,297,030 0.44% 2.94% 0.44% 43.79%
12/31/2018 10.79 0.33 (0.36) (0.03) (0.36) — (0.36) 10.40 (0.27)% 1,311,884 0.44% 3.11% 0.44% 33.67%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - December 31, 2022 - Financial Highlights - 139
The accompanying notes are an integral part of these financial statements.
NVIT DoubleLine Total Return Tactical Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 10.12 $ 0.29 $ (1.58) $ (1.29) $ (0.29) $ — $ (0.29) $ 8.54 (12.75)%(g) $ 5 0.59% 3.12% 0.70% 103.94%
12/31/2021 10.41 0.22 (0.22) — (0.26) (0.03) (0.29) 10.12 (0.04)% 6 0.62% 2.16% 0.73% 113.27%
12/31/2020 10.05 0.21 0.17 0.38 (0.02) — (0.02) 10.41 3.83% 6 0.83% 2.11% 0.95% 48.77%
12/31/2019 9.72 0.27 0.40 0.67 (0.34) — (0.34) 10.05 6.87% 472 0.81% 2.60% 0.96% 50.92%
12/31/2018 9.96 0.28 (0.25) 0.03 (0.27) — (0.27) 9.72 0.31% 5 0.80% 2.86% 0.97% 32.42%
Class II Shares
12/31/2022 9.88 0.25 (1.55) (1.30) (0.26) — (0.26) 8.32 (13.21)% 26,805 0.98% 2.74% 1.20% 103.94%
12/31/2021 10.18 0.18 (0.22) (0.04) (0.23) (0.03) (0.26) 9.88 (0.45)% 24,995 0.98% 1.77% 1.20% 113.27%
12/31/2020 10.04 0.20 0.18 0.38 (0.24) — (0.24) 10.18 3.74% 18,236 0.98% 2.00% 1.20% 48.77%
12/31/2019 9.72 0.26 0.38 0.64 (0.32) — (0.32) 10.04 6.59% 12,914 0.98% 2.57% 1.22% 50.92%
12/31/2018 9.96 0.27 (0.24) 0.03 (0.27) — (0.27) 9.72 0.30% 5,444 0.98% 2.72% 1.24% 32.42%
Class Y Shares
12/31/2022 9.90 0.28 (1.55) (1.27) (0.29) — (0.29) 8.34 (12.84)% 151,298 0.58% 3.12% 0.70% 103.94%
12/31/2021 10.19 0.22 (0.22) — (0.26) (0.03) (0.29) 9.90 —% 178,754 0.58% 2.20% 0.70% 113.27%
12/31/2020 10.05 0.24 0.17 0.41 (0.27) — (0.27) 10.19 4.09% 180,343 0.58% 2.40% 0.70% 48.77%
12/31/2019 9.72 0.30 0.38 0.68 (0.35) — (0.35) 10.05 7.04% 172,516 0.58% 3.00% 0.72% 50.92%
12/31/2018 9.96 0.30 (0.25) 0.05 (0.29) — (0.29) 9.72 0.52% 169,635 0.58% 3.04% 0.74% 32.42%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

140 - Financial Highlights - December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Federated High Income Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class I Shares
12/31/2022 $ 6.55 $ 0.32 $ (1.10) $ (0.78) $ (0.33) $ — $ (0.33) $ 5.44 (11.93)% $ 97,254 0.91% 5.30% 0.97% 40.07%
12/31/2021 6.55 0.30 0.02 0.32 (0.32) — (0.32) 6.55 4.96% 121,052 0.91% 4.45% 0.98% 40.26%
12/31/2020 6.51 0.31 0.08 0.39 (0.35) — (0.35) 6.55 6.02% 121,242 0.91% 4.95% 0.98% 39.93%
12/31/2019 6.01 0.34 0.54 0.88 (0.38) — (0.38) 6.51 14.74% 130,650 0.91% 5.27% 0.96% 29.22%
12/31/2018 6.59 0.34 (0.53) (0.19) (0.39) — (0.39) 6.01 (3.00)% 125,574 0.91% 5.21% 0.94% 18.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fixed Income Funds - December 31, 2022 - Financial Highlights - 141
The accompanying notes are an integral part of these financial statements.
NVIT Government Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 10.87 $ 0.19 $ (1.55) $ (1.36) $ (0.21) $ — $ (0.21) $ 9.30 (12.55)% $ 320,262 0.70% 1.92% 0.71% 68.52%
12/31/2021 11.29 0.14 (0.37) (0.23) (0.19) — (0.19) 10.87 (2.08)% 403,595 0.70% 1.27% 0.71% 73.45%
12/31/2020 10.87 0.19 0.47 0.66 (0.24) — (0.24) 11.29 6.08% 428,406 0.69% 1.65% 0.71% 59.09%
12/31/2019 10.47 0.24 0.42 0.66 (0.26) — (0.26) 10.87 6.27% 440,832 0.69% 2.17% 0.71% 50.89%
12/31/2018 10.71 0.23 (0.24) (0.01) (0.23) — (0.23) 10.47 (0.05)% 400,284 0.70% 2.16% 0.72% 40.81%
Class II Shares
12/31/2022 10.83 0.16 (1.54) (1.38) (0.17) — (0.17) 9.28 (12.74)% 6,766 0.95% 1.66% 0.96% 68.52%
12/31/2021 11.26 0.11 (0.37) (0.26) (0.17) — (0.17) 10.83 (2.36)% 9,637 0.95% 1.01% 0.96% 73.45%
12/31/2020 10.82 0.16 0.47 0.63 (0.19) — (0.19) 11.26 5.79% 7,380 0.94% 1.41% 0.96% 59.09%
12/31/2019 10.43 0.20 0.43 0.63 (0.24) — (0.24) 10.82 6.01% 11,657 0.94% 1.88% 0.95% 50.89%
12/31/2018 10.68 0.20 (0.23) (0.03) (0.22) — (0.22) 10.43 (0.25)% 5,399 0.95% 1.94% 0.96% 40.81%
Class IV Shares
12/31/2022 10.86 0.19 (1.55) (1.36) (0.21) — (0.21) 9.29 (12.56)% 9,293 0.70% 1.92% 0.71% 68.52%
12/31/2021 11.28 0.14 (0.37) (0.23) (0.19) — (0.19) 10.86 (2.08)% 12,096 0.70% 1.27% 0.71% 73.45%
12/31/2020 10.86 0.19 0.47 0.66 (0.24) — (0.24) 11.28 6.09% 12,283 0.69% 1.65% 0.71% 59.09%
12/31/2019 10.47 0.24 0.41 0.65 (0.26) — (0.26) 10.86 6.18% 12,169 0.69% 2.17% 0.71% 50.89%
12/31/2018 10.70 0.23 (0.23) — (0.23) — (0.23) 10.47 0.04% 12,087 0.70% 2.16% 0.72% 40.81%
Class Y Shares
12/31/2022 10.84 0.20 (1.55) (1.35) (0.22) — (0.22) 9.27 (12.45)%(g) 5 0.56% 2.01% 0.56% 68.52%
12/31/2021 11.28 0.15 (0.39) (0.24) (0.20) — (0.20) 10.84 (2.11)%(g) 6 0.56% 1.38% 0.56% 73.45%
12/31/2020 10.87 0.20 0.47 0.67 (0.26) — (0.26) 11.28 6.15% 6 0.56% 1.73% 0.56% 59.09%
12/31/2019 10.47 0.25 0.42 0.67 (0.27) — (0.27) 10.87 6.43% 6 0.56% 2.30% 0.56% 50.89%
12/31/2018 10.70 0.24 (0.22) 0.02 (0.25) — (0.25) 10.47 0.19% 9 0.54% 2.30% 0.54% 40.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

142 - Financial Highlights - December 31, 2022 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Government Money Market Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Class I Shares
12/31/2022 $ 1.00 $ 0.01 $ — $ 0.01 $ (0.01) $ — $ (0.01) $ 1.00 1.30% $ 1,117,598 0.37% 1.37% 0.48%
12/31/2021 1.00 — — — — — — 1.00 —% 929,226 0.07% —% 0.49%
12/31/2020 1.00 — — — — — — 1.00 0.24% 963,920 0.29% 0.21% 0.49%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.78% 795,519 0.49% 1.77% 0.49%
12/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.39% 874,213 0.49% 1.38% 0.49%
Class II Shares
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.13% 261,351 0.57% 1.28% 0.73%
12/31/2021 1.00 — — — — — — 1.00 —% 143,396 0.07% —% 0.74%
12/31/2020 1.00 — — — — — — 1.00 0.18% 158,709 0.36% 0.14% 0.74%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.53% 130,429 0.74% 1.53% 0.74%
12/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.14% 214,159 0.74% 1.13% 0.74%
Class IV Shares
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.30% 31,455 0.36% 1.27% 0.48%
12/31/2021 1.00 — — — — — — 1.00 —% 34,050 0.07% —% 0.49%
12/31/2020 1.00 — — — — — — 1.00 0.24% 34,976 0.30% 0.23% 0.49%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.78% 30,997 0.49% 1.77% 0.49%
12/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.39% 34,535 0.49% 1.37% 0.49%
Class V Shares
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.33% 673,122 0.33% 1.30% 0.43%
12/31/2021 1.00 — — — — — — 1.00 —% 678,941 0.07% —% 0.44%
12/31/2020 1.00 — — — — — — 1.00 0.26% 664,192 0.28% 0.26% 0.44%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.83% 619,588 0.44% 1.81% 0.44%
12/31/2018 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.44% 558,328 0.44% 1.41% 0.44%
Class Y Shares
12/31/2022 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.40% 406,432 0.27% 1.61% 0.33%
12/31/2021 1.00 — — — — — — 1.00 —% 201,539 0.07% —% 0.34%
12/31/2020 1.00 — — — — — — 1.00 0.29% 134,722 0.24% 0.15% 0.34%
12/31/2019 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.94% 45,731 0.34% 1.72% 0.34%
12/31/2018(f) 1.00 — — — — — — 1.00 0.49% 20 0.34% 1.94% 0.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from October 1, 2018 (commencement of operations) through December 31, 2018. Total return is calculated based on inception date of September 28,
2018 through December 31, 2018.

Fixed Income Funds - December 31, 2022 - Financial Highlights - 143
The accompanying notes are an integral part of these financial statements.
NVIT Short Term Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2022 $ 10.26 $ 0.20 $ (0.75) $ (0.55) $ (0.17) $ — $ (0.07) $ (0.24) $ 9.47 (5.39)% $ 148,307 0.56% 1.99% 0.56% 80.96%
12/31/2021 10.43 0.10 (0.14) (0.04) (0.13) — — (0.13) 10.26 (0.35)%(f) 192,608 0.54% 0.99% 0.54% 140.94%
12/31/2020 10.31 0.15 0.17 0.32 (0.20) — — (0.20) 10.43 3.10%(f) 60,056 0.54% 1.48% 0.54% 72.41%
12/31/2019 10.13 0.24 0.20 0.44 (0.26) — — (0.26) 10.31 4.33% 129,712 0.54% 2.29% 0.54% 50.59%
12/31/2018 10.28 0.23 (0.13) 0.10 (0.25) — — (0.25) 10.13 0.98% 104,294 0.54% 2.26% 0.54% 33.03%
Class II Shares
12/31/2022 10.22 0.17 (0.75) (0.58) (0.15) — (0.06) (0.21) 9.43 (5.67)% 196,691 0.81% 1.77% 0.81% 80.96%
12/31/2021 10.39 0.08 (0.14) (0.06) (0.11) — — (0.11) 10.22 (0.59)% 202,459 0.79% 0.74% 0.79% 140.94%
12/31/2020 10.27 0.13 0.16 0.29 (0.17) — — (0.17) 10.39 2.83% 188,135 0.79% 1.26% 0.79% 72.41%
12/31/2019 10.09 0.21 0.20 0.41 (0.23) — — (0.23) 10.27 4.09% 172,947 0.79% 2.02% 0.79% 50.59%
12/31/2018 10.23 0.20 (0.12) 0.08 (0.22) — — (0.22) 10.09 0.82% 187,622 0.79% 2.00% 0.79% 33.03%
Class Y Shares
12/31/2022 10.27 0.21 (0.76) (0.55) (0.17) — (0.08) (0.25) 9.47 (5.32)% 831,360 0.40% 2.10% 0.40% 80.96%
12/31/2021 10.44 0.12 (0.14) (0.02) (0.15) — — (0.15) 10.27 (0.19)% 1,338,774 0.39% 1.14% 0.39% 140.94%
12/31/2020 10.31 0.17 0.17 0.34 (0.21) — — (0.21) 10.44 3.32% 1,487,905 0.39% 1.67% 0.39% 72.41%
12/31/2019 10.13 0.25 0.20 0.45 (0.27) — — (0.27) 10.31 4.48% 1,513,639 0.39% 2.43% 0.39% 50.59%
12/31/2018 10.28 0.25 (0.14) 0.11 (0.26) — — (0.26) 10.13 1.10% 1,552,321 0.39% 2.39% 0.39% 33.03%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

144 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eight (8) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Amundi Multi Sector Bond Fund ("Multi Sector Bond ")
NVIT BNY Mellon Core Plus Bond Fund ("Core Plus Bond")
NVIT Core Bond Fund ("Core Bond")
NVIT DoubleLine Total Return Tactical Fund ("Total Return Tactical")
NVIT Federated High Income Bond Fund ("High Income Bond")
NVIT Government Bond Fund ("Government Bond")
NVIT Government Money Market Fund ("Government Money Market")
NVIT Short Term Bond Fund ("Short Term Bond")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of Multi Sector Bond and High Income Bond. Shares of Total Return Tactical are held by separate accounts established by NLIC and NLAIC, other affiliated insurance companies, and other series of the Trust that operate as fund-of-funds, such as the NVIT Blueprint Funds.
Shares of Core Bond and Core Plus Bond are held by separate accounts established by NLIC and NLAIC and series of the
Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds. Shares of Government Bond and Government Money
Market are held by separate accounts established by NLIC and NLAIC and other affiliated insurance companies. Shares of Short
Term Bond are held by separate accounts established by NLIC and NLAIC and series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds and NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class P, Class V, and Class Y shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money Market Fund," as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government Money Market invests at least
80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by
U.S. government securities.
Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 145
Each Fund, except Total Return Tactical, is a diversified fund as defined in the 1940 Act. Total Return Tactical is a non-diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees,
NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

146 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
Multi Sector Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 17,836,045 $ – $ 17,836,045
Collateralized Mortgage Obligations – 25,471,580 – 25,471,580
Commercial Mortgage-Backed Securities – 22,234,366 – 22,234,366
  Common Stocks
Airlines – 359,166 – 359,166
Paper & Forest Products – – – –
Total Common Stocks $ – $ 359,166 $ – $ 359,166

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 147
Level 1 Level 2 Level 3 Total
Assets:
Convertible Bonds $ – $ 2,854,191 $ – $ 2,854,191
Convertible Preferred Stock 1,273,875 – – 1,273,875
Corporate Bonds – 126,689,355 – 126,689,355
Foreign Government Security – 734,764 – 734,764
Forward Foreign Currency Contracts – 12,630 – 12,630
Futures Contracts# 1,070,541 – – 1,070,541
Loan Participations – 8,618,062 – 8,618,062
Municipal Bond – 991,063 – 991,063
Repurchase Agreements – 4,452,378 – 4,452,378
Warrants – – – –
Total Assets $ 2,344,416 $ 210,253,600 $ – $ 212,598,016
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (1,659,569) $ – $ (1,659,569)
Forward Foreign Currency Contracts – (46,286) – (46,286)
Futures Contracts# (76,084) – – (76,084)
Total Liabilities $ (76,084) $ (1,705,855) $ – $ (1,781,939)
Total $ 2,268,332 $ 208,547,745 $ – $ 210,816,077
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 145,595,967 $ – $ 145,595,967
Collateralized Mortgage Obligations – 14,731,647 – 14,731,647
Commercial Mortgage-Backed Securities – 18,001,986 – 18,001,986
Corporate Bonds – 841,770,051 – 841,770,051
Foreign Government Securities – 18,774,958 – 18,774,958
Futures Contracts# 1,385,610 – – 1,385,610
Mortgage-Backed Securities – 479,683,111 – 479,683,111
Municipal Bonds – 6,537,222 – 6,537,222
Repurchase Agreements – 31,906,946 – 31,906,946
Supranational – 357,484 – 357,484
U.S. Treasury Obligations – 221,373,985 – 221,373,985
Total Assets $ 1,385,610 $ 1,778,733,357 $ – $ 1,780,118,967
Liabilities:
Futures Contracts# $ (553,767) $ – $ – $ (553,767)
Total Liabilities $ (553,767) $ – $ – $ (553,767)
Total $ 831,843 $ 1,778,733,357 $ – $ 1,779,565,200
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 148,901,225 $ – $ 148,901,225
Collateralized Mortgage Obligations – 16,090,498 – 16,090,498
Commercial Mortgage-Backed Securities – 26,711,388 – 26,711,388
Corporate Bonds – 366,864,297 – 366,864,297
Futures Contracts# 396,967 – – 396,967
Loan Participation – 980,485 – 980,485
Mortgage-Backed Securities – 402,591,743 – 402,591,743
Municipal Bonds – 14,448,060 – 14,448,060
Repurchase Agreements – 16,768,330 – 16,768,330
U.S. Government Agency Security – 12,932,720 – 12,932,720
U.S. Treasury Obligations – 356,528,018 – 356,528,018
Total Assets $ 396,967 $ 1,362,816,764 $ – $ 1,363,213,731
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (713,321) $ – $ (713,321)

148 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts# $ (507,023) $ – $ – $ (507,023)
Total Liabilities $ (507,023) $ (713,321) $ – $ (1,220,344)
Total $ (110,056) $ 1,362,103,443 $ – $ 1,361,993,387
Total Return Tactical
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 30,817,722 $ – $ 30,817,722
Collateralized Mortgage Obligations – 29,921,678 – 29,921,678
Commercial Mortgage-Backed Securities – 12,576,973 – 12,576,973
Corporate Bonds – 23,871,935 – 23,871,935
Foreign Government Securities – 777,531 – 777,531
Investment Company 4,544,444 – – 4,544,444
Mortgage-Backed Securities – 32,436,741 – 32,436,741
Short-Term Investment – 819,179 – 819,179
U.S. Treasury Obligations – 36,106,997 – 36,106,997
Total $ 4,544,444 $ 167,328,756 $ – $ 171,873,200
High Income Bond
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Media Entertainment $ 27,493 $ – $ – $ 27,493
Oil Field Services – – 350,378 350,378
Pharmaceuticals 83,196 – – 83,196
Total Common Stocks $ 110,689 $ – $ 350,378 $ 461,067
  Corporate Bonds
Aerospace / Defense – 1,585,280 – 1,585,280
Airlines – 384,659 – 384,659
Automotive – 5,523,961 – 5,523,961
Building Materials – 3,594,228 – 3,594,228
Cable Satellite – 8,156,632 – 8,156,632
Chemicals – 3,641,870 – 3,641,870
Construction Machinery – 560,629 – 560,629
Consumer Cyclical Services – 2,386,766 – 2,386,766
Consumer Products – 1,537,059 – 1,537,059
Diversified Manufacturing – 1,009,514 – 1,009,514
Finance Companies – 1,900,039 – 1,900,039
Food & Beverage – 2,205,524 – 2,205,524
Food & Staples Retailing – – – –
Gaming – 3,888,487 – 3,888,487
Health Insurance – 611,885 – 611,885
Healthcare – 5,825,301 – 5,825,301
Independent Energy – 4,438,495 – 4,438,495
Industrial - Other – 1,350,558 – 1,350,558
Insurance - P&C – 6,775,791 – 6,775,791
Leisure – 437,596 – 437,596
Lodging – 224,916 – 224,916
Media Entertainment – 6,822,702 – 6,822,702
Metals & Mining – 502,717 – 502,717
Midstream – 6,164,893 – 6,164,893
Oil Field Services – 2,125,228 – 2,125,228
Packaging – 5,146,282 – 5,146,282
Paper – 693,507 – 693,507
Pharmaceuticals – 1,473,855 – 1,473,855
Restaurants – 1,550,757 – 1,550,757
Retailers – 604,543 – 604,543

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 149
Level 1 Level 2 Level 3 Total
Assets:
Supermarkets $ – $ 493,588 $ – $ 493,588
Technology – 8,240,608 – 8,240,608
Transportation Services – 237,500 – 237,500
Utility - Electric – 2,736,211 – 2,736,211
Wireless Communications – 490,596 – 490,596
Total Corporate Bonds $ – $ 93,322,177 $ – $ 93,322,177
Rights   – – 2,364 2,364
Total $ 110,689 $ 93,322,177 $ 352,742 $ 93,785,608
Government Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 7,643,849 $ – $ 7,643,849
Collateralized Mortgage Obligations – 33,061,321 – 33,061,321
Corporate Bonds – 40,891,013 – 40,891,013
Futures Contracts# 13,546 – – 13,546
Mortgage-Backed Securities – 141,928,231 – 141,928,231
U.S. Government Agency Securities – 73,459,564 – 73,459,564
U.S. Treasury Obligations – 33,547,367 – 33,547,367
Total $ 13,546 $ 330,531,345 $ – $ 330,544,891
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 1,657,000,000 $ – $ 1,657,000,000
U.S. Government Agency Securities – 698,696,937 – 698,696,937
U.S. Treasury Obligations – 151,790,794 – 151,790,794
Total $ – $ 2,507,487,731 $ – $ 2,507,487,731
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 283,873,694 $ – $ 283,873,694
Collateralized Mortgage Obligations – 42,018,458 – 42,018,458
Commercial Mortgage-Backed Securities – 8,354,703 – 8,354,703
Corporate Bonds – 397,242,873 – 397,242,873
Futures Contracts# 241,914 – – 241,914
Loan Participation – 899,165 – 899,165
Mortgage-Backed Securities – 21,608,143 – 21,608,143
Repurchase Agreements – 10,722,834 – 10,722,834
U.S. Treasury Obligations – 409,646,558 – 409,646,558
Total Assets $ 241,914 $ 1,174,366,428 $ – $ 1,174,608,342
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps† $ – $ (752,304) $ – $ (752,304)
Total Liabilities $ – $ (752,304) $ – $ (752,304)
Total $ 241,914 $ 1,173,614,124 $ – $ 1,173,856,038
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
As of December 31 2022, Multi Sector Bond held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

150 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
As of December 31, 2022, High Income Bond held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.
Multi Sector Bond
Loan
Participation Total
Balance as of 12/31/2021 $ 1,694,700 $ 1,694,700
Accrued Accretion/(Amortization) (286) (286)
Realized Gains (Losses) 286 286
Purchases — —
Sales (1,680,000) (1,680,000)
Change in Unrealized Appreciation/Depreciation (14,700) (14,700)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 12/31/2022 $ – $ —
Change in Unrealized Appreciation/Depreciation for Investments Still
Held as of 12/31/2022 ** $ – $ —
High Income Bond
Common
Stocks
Corporate
Bonds Rights Total
Balance as of 12/31/2021 $ 418,152 $ — $ — $ 418,152
Accrued Accretion/(Amortization) — — — —
Realized Gains (Losses) 97,875 (98,507) — (632)
Purchases — — — —
Sales (211,410) — — (211,410)
Change in Unrealized Appreciation/Depreciation 45,761 98,507 2,364 146,632
Transfers into Level 3 — — — —
Transfers out of Level 3 — — — —
Balance as of 12/31/2022 $ 350,378 $ — $ 2,364 $ 352,742
Change in Unrealized Appreciation/Depreciation for Investments Still Held
as of 12/31/2022 ** $ 45,761 $ — $ 2,364 $ 48,125
**
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 151
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to sovereign debt securities, as applicable, to meet each
Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged

152 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of December 31, 2022 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 153
(f) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-
generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration

154 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
Multi Sector Bond
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 12,630
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 1,070,541
Total $ 1,083,171

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 155
1
Liabilities:
Swap Contracts
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (1,659,569)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (46,286)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (76,084)
Total $ (1,781,939)
Core Plus Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 1,385,610
Total $ 1,385,610
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (553,767)
Total $ (553,767)
Core Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 396,967
Total $ 396,967
Liabilities:
Swap Contracts
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (713,321)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (507,023)
Total $ (1,220,344)
Government Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 13,546
Total $ 13,546
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 241,914
Total $ 241,914
Liabilities:
Swap Contracts
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (752,304)
Total $ (752,304)

156 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2022:
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Multi Sector Bond
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ 3,768,177
Forward Foreign Currency Contracts
Currency risk 1,725,294
Futures Contracts
Interest rate risk 15,377,792
Total $ 20,871,263
Core Plus Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 58,210,401
Total $ 58,210,401
Core Bond
Realized Gains (Losses): Total
Purchased Options§
Interest rate risk $ (2,598,993)
Written Options
Interest rate risk 1,706,598
Swap Contracts
Credit risk 1,068,495
Futures Contracts
Interest rate risk (26,671,363)
Total $ (26,495,263)
Government Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 1,679,318
Total $ 1,679,318
Short Term Bond
Realized Gains (Losses): Total
Purchased Options§
Interest rate risk $ (2,305,720)
Written Options
Interest rate risk 2,476,060
Swap Contracts
Credit risk 1,309,825
Futures Contracts
Interest rate risk (3,881,961)
Total $ (2,401,796)
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 157
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2022:
Multi Sector Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (402,845)
Forward Foreign Currency Contracts
Currency risk 95,069
Futures Contracts
Interest rate risk 2,087,731
Total $ 1,779,955
Core Plus Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 2,145,120
Total $ 2,145,120
Core Bond
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Interest rate risk $ 159,902
Written Options
Interest rate risk 141,305
Swap Contracts
Credit risk (652,333)
Futures Contracts
Interest rate risk (390,228)
Total $ (741,354)
Government Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 281,244
Total $ 281,244
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Interest rate risk $ 380,720
Written Options
Interest rate risk 336,440
Swap Contracts
Credit risk (752,304)
Futures Contracts
Interest rate risk 1,392,428
Total $ 1,357,284
§ Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."

158 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
Multi Sector Bond
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 142,076,923
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 94,783
Average Settlement Value Sold $ 16,553,818
Futures Contracts:
Average Notional Balance Long $ 16,903,264
Average Notional Balance Short $ 92,959,432
Core Plus Bond
Futures Contracts:
Average Notional Balance Long $ 28,023,791
Average Notional Balance Short $ 242,517,545
Core Bond
Options:
Average Value Purchased $ 418,764
Average Value Written $ 2,090,236
Average Number of Purchased Option Contracts 1,577
Average Number of Written Option Contracts 2,762
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 98,576,923
Futures Contracts:
Average Notional Balance Long $ 223,089,446
Average Notional Balance Short $ 141,376,209
Government Bond
Futures Contracts:
Average Notional Balance Long $ 346,308
Average Notional Balance Short $ 14,615,600
Short Term Bond
Options:
Average Value Purchased $ 347,115
Average Value Written $ 5,014,409
Average Number of Purchased Option Contracts 3,385
Average Number of Written Option Contracts 6,145
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 133,846,154
Futures Contracts:
Average Notional Balance Long $ 244,810,517
Average Notional Balance Short $ 289,379,298

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 159
As of December 31, 2022, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of December 31, 2022:
(h) Unfunded Commitments
Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan
Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of December 31, 2022, certain Funds had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower.
(i) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time
Multi Sector Bond
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Bank of America NA
Forward Foreign
Currency Contracts $ 12,630 $ — $ — $ 12,630
Total $ 12,630 $ – $ — $ 12,630
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
HSBC Bank PLC
Forward Foreign
Currency Contracts $ (3,748) $ — $ — $ (3,748)
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts (42,538) — — (42,538)
Total $ (46,286) $ — $ — $ (46,286)
Multi Sector Bond
Unfunded
Commitment
Funded
Commitment
Total
Commitment
Security
Description
Maturity
Date Rate
Par
Amount Value
Par
Amount Value
Par
Amount Value
Osmosis Buyer Ltd.,
Delayed Draw Term Loan 07/31/2028 0.00% $ 101,111 $ 95,044 $101,111 $95,044 $ 202,222 $ 190,088

160 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(j) Securities Lending
During the year ended December 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral,
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Multi Sector Bond $ 4,452,378
Core Plus Bond 31,906,946
Core Bond 16,768,330
Short Term Bond 10,722,834

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 161
if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(k) Joint Repurchase Agreements
During the year ended December 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price  $29,716,025, collateralized by U.S.
Government Agency Securities, 3.00%, maturing 12/20/2047 - 9/20/2049; total market value  $30,295,871.
Cantor Fitzgerald & Co., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $147,417,656, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 7.35%, maturing 4/1/2023 - 11/20/2072; total market value $150,294,202.
Credit Suisse AG, 4.27%, dated 12/30/2022, due 1/3/2023, repurchase price $39,494,229, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 5.00%, maturing 2/23/2023 - 5/15/2037; total market value $40,284,146.
MetLife, Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $36,248,597, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 1/12/2023 - 2/15/2051; total market value $36,975,117.
Pershing LLC, 4.33%, dated 12/30/2022, due 1/3/2023, repurchase price $61,564,605, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.63% - 8.50%, maturing 7/16/2023 - 11/20/2072; total market value $62,765,700.

162 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
Multi Sector Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 1,452,378 $ – $ 1,452,378 $ (1,452,378) $ –
MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 4,452,378 $ – $ 4,452,378 $ (4,452,378) $ –
Core Plus Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 906,946 $ – $ 906,946 $ (906,946) $ –
Credit Suisse AG 22,000,000 – 22,000,000 (22,000,000) –
MetLife, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Pershing LLC 4,000,000 – 4,000,000 (4,000,000) –
Total $ 31,906,946 $ – $ 31,906,946 $ (31,906,946) $ –
Core Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
Cantor Fitzgerald &
Co. 6,768,330 – 6,768,330 (6,768,330) –
Credit Suisse AG 5,000,000 – 5,000,000 (5,000,000) –
MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 16,768,330 $ – $ 16,768,330 $ (16,768,330) $ –

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 163
During the year ended December 31, 2022, Government Money Market, along with another series of Nationwide Mutual Funds
(“NMF”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan Chase Bank, N.A. (“JPMorgan”), Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-
upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York
Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest.
In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.
Short Term Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 6,000,000 $ – $ 6,000,000 $ (6,000,000) $ –
Cantor Fitzgerald &
Co. 4,722,834 – 4,722,834 (4,722,834) –
Total $ 10,722,834 $ – $ 10,722,834 $ (10,722,834) $ –
* As of December 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

164 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
As of December 31, 2022, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
As of December 31, 2022, the joint repos on a gross basis were as follows:
Banco Santander SA, 4.31%, dated 12/30/2022, due 1/3/2023, repurchase price $630,244,233, collateralized by U.S.
Government Agency Securities, ranging from 2.00% - 6.00%, maturing 1/1/2030 - 9/1/2057; total market value $642,600,166.
Barclays Capital, Inc., 4.25%, dated 12/30/2022, due 1/3/2023, repurchase price  $44,015,111, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 2.63%, maturing 1/19/2023 - 5/15/2040; total market value $ 44,880,112.
Canadian Imperial Bank of Commerce., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $ 25,011,944, collateralized by U.S. Government Agency Securities, ranging from 2.00% - 6.50%, maturing 7/1/2048 - 12/1/2052; total market value$
25,500,001.
MUFG Securities Ltd., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $665,262,778, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 4/15/2023 - 7/20/2060; total market value
$678,300,030.
Nomura Securities Co. Ltd., 4.27%, dated 12/30/2022, due 1/3/2023, repurchase price $100,042,700, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.13% - 9.00%, maturing 3/1/2023 - 11/1/2052; total market value $
102,000,001.
RBC Dominion Securities Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $250,097,944, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 5.50%, maturing 11/15/2026 - 10/1/2052; total market value
$ 266,720,410.
Royal Bank of Canada, 4.29%, dated 12/30/2022, due 1/3/2023, repurchase price $300,116,783, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 6/29/2023 - 3/16/2064; total market value $
321,103,753
Government Money Market
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Banco Santander SA $ 510,000,000 $ – $ 510,000,000 $ (510,000,000) $ –
Barclays Capital, Inc. 32,000,000 – 32,000,000 (32,000,000) –
Canadian Imperial
Bank of Commerce 25,000,000 – 25,000,000 (25,000,000) –
MUFG Securities Ltd. 550,000,000 – 550,000,000 (550,000,000) –
Nomura Securities
Co. Ltd. 90,000,000 – 90,000,000 (90,000,000) –
RBC Dominion
Securities Inc. 205,000,000 – 205,000,000 (205,000,000) –
Royal Bank of Canada 245,000,000 – 245,000,000 (245,000,000) –
Total $ 1,657,000,000 $ – $ 1,657,000,000 $ (1,657,000,000) $ –
* As of December 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 165
(l) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
(m) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to amortization, foreign currency gain/loss, defaulted bond interest, paydown reclass, investments in contingent preferred debt instruments, investments in partnerships, and treatment of notional principal contracts. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2022 may primarily be attributable to amortization, outstanding wash sale loss deferrals, investments in perpetual bonds, debt modification, treatment of notional principal contracts, and mark-to-market adjustments on futures. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2022 were as follows:
(n) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Fund Capital
Total
Distributable
Earnings (Loss)
Multi Sector Bond $ – $ –
Core Plus Bond (1) 1
Core Bond – –
Total Return Tactical 1 (1)
High Income Bond – –
Government Bond – –
Government Money Market – –
Short Term Bond – –

166 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
(o) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Multi Sector Bond Amundi Asset Management US, Inc.
Core Plus Bond Insight North America LLC
Core Bond Nationwide Asset Management, LLC ("NWAM")(a)
Total Return Tactical DoubleLine Capital LP
High Income Bond Federated Investment Management Company
Government Bond NWAM(a)
Government Money Market Dreyfus Cash Investment Strategies
Short Term Bond NWAM(a)
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
Multi Sector Bond Up to $200 million 0.575%
$200 million up to $500 million 0.550%
$500 million and more 0.525%
Core Plus Bond Up to $1 billion 0.45%
$1 billion up to $1.5 billion 0.44%
$1.5 billion and more 0.43%
Core Bond Up to $1 billion 0.40%
$1 billion and more 0.38%
Total Return Tactical Up to $500 million 0.58%
$500 million up to $1 billion 0.555%
$1 billion and more 0.53%
High Income Bond Up to $50 million 0.75%
$50 million up to $250 million 0.60%
$250 million up to $500 million 0.55%
$500 million and more 0.50%
Government Bond Up to $250 million 0.50%
$250 million up to $1 billion 0.475%
$1 billion up to $2 billion 0.45%
$2 billion up to $5 billion 0.425%
$5 billion and more 0.40%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Short Term Bond Up to $1 billion 0.35%
$1 billion and up to $1.5 billion 0.34%

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 167
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2023.
During the year ended December 31, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the year ended December 31, 2022, NFA voluntarily waived investment advisory fees payable by Government Money
Market, for which NFA shall not be entitled to later seek recoupment. The following table provides the voluntary waivers which may be discontinued at anytime at the discretion of NFA.
For the year ended December 31, 2022, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $3,388,894 during the year ended December 31, 2022.
DoubleLine has agreed to reimburse Total Return Tactical for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended December 31, 2022, DoubleLine reimbursed the Fund $28,002.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
Fund Fee Schedule
Advisory Fee
(annual rate)
$1.5 billion and more 0.33%
Fund
Advisory Fee
Waiver
(annual rate)
Core Plus Bond(a) 0.0111%
Government Bond 0.015
(a) The rate is effective on February 2, 2022. Prior to the effective date, the advisory fee waived was limited to 0.0065%.
Fund Amount
Core Plus Bond $ 199,183
Government Bond 56,617
Fund Amount
Government Money Market $ 1,506,361
Fund
Effective Advisory
Fee Rate Before
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* and
Voluntary** Fee
Waivers and Expense
Reimbursements
Multi Sector Bond 0.57 % N/A       N/A 0.57%
Core Plus Bond 0.44 0.43% 0.43% 0.43
Core Bond 0.39 N/A       N/A 0.39
Total Return Tactical 0.58 N/A       N/A 0.46
High Income Bond 0.67 N/A       N/A 0.61
Government Bond 0.49 0.48 0.48 0.48
Government Money
Market 0.29 N/A 0.22 0.22
Short Term Bond 0.35 N/A       N/A 0.35
* Please see above for additional information regarding contractual waivers.

168 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2022, NFM earned an aggregate of $2,452,402 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Fund Classes
Amount
(annual rate)
Multi Sector Bond All Classes 0.78%
Core Plus Bond All Classes 0.55
Total Return Tactical All Classes 0.58
High Income Bond All Classes 0.76
Fund Classes
Amount
(annual rate)
Core Plus Bond Class I 0.69%
Class P 0.79
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
Multi Sector Bond $ — $ — $ — $ —
Core Plus Bond — — — —
Core Bond — — — —
Total Return Tactical 196,534 203,661 191,417 591,612
High Income Bond 88,347 85,490 61,066 234,903
Government Bond — — — —
Government Money Market — — — —
Short Term Bond — — — —
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 169
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Funds' aggregate portion of such costs amounted to $33,706.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2023:
During the year ended December 31, 2022, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
During the year ended December 31, 2022, NFD voluntarily waived Rule 12b-1 fees payable by Class II shares of Government
Money Market in an amount equal to $155,005. Also during that period, NFS voluntarily waived fees payable to it pursuant to the Trust’s Administrative Services Plan by Class I, Class II, Class IV and Class V shares of Government Money Market in an amount equal to $725,685. Each of these fee waivers was made voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by Government Money Market of any of the amounts waived. Such waivers may be discontinued at any time, and neither NFA, NFD nor NFS represents that any of these voluntary waivers will be continued or repeated.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund, 0.20% of the average daily net assets of Class IV shares of the Fund, and 0.10% of the average daily net assets of Class V shares of each Fund.
For the year ended December 31, 2022, the effective rates for administrative services fees were as follows:
Fund
Class II
Shares
Class P
Shares
Multi Sector Bond N/A N/A
Core Plus Bond 0.25% 0.25%
Core Bond 0.25 N/A
Total Return Tactical 0.25 N/A
High Income Bond N/A N/A
Government Bond 0.25 N/A
Government Money Market 0.25 N/A
Short Term Bond 0.25 N/A
N/A — Not Applicable.
Fund
Distribution
Fee Waiver
(Annual Rate)
Total Return Tactical 0.10%
Fund Amount
Total Return Tactical $ 26,766
Fund Class I Class II Class IV Class V
Multi Sector Bond 0.15% N/A N/A N/A
Core Plus Bond 0.15 0.15% N/A N/A

170 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
For the year ended December 31, 2022, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statements of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023. During the year ended December 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Class I Class II Class IV Class V
Core Bond 0.15 0.15 N/A N/A
Total Return Tactical N/A 0.25 N/A N/A
High Income Bond 0.15 N/A N/A N/A
Government Bond 0.15 0.15 0.15% N/A
Government Money Market 0.15 0.15 0.15 0.10%
Short Term Bond 0.15 0.15 N/A N/A
N/A — Not Applicable.
Fund Amount
Multi Sector Bond $ 373,105
Core Plus Bond 49,290
Core Bond 193,338
Total Return Tactical 66,915
High Income Bond 165,740
Government Bond 566,111
Government Money Market 2,694,257
Short Term Bond 518,665
Fund Purchases
*
Sales
*
Multi Sector Bond $ 171,144,905 $ 200,249,488
Core Plus Bond 1,886,928,781 1,851,442,852
Core Bond 1,664,749,930 1,450,157,273
Total Return Tactical 196,015,342 184,601,408
High Income Bond 42,394,077 44,644,778

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 171
For the year ended December 31, 2022, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(b) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(c) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(d) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
Fund Purchases
*
Sales
*
Government Bond 256,850,234 291,109,817
Short Term Bond 1,079,734,063 1,503,819,723
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Core Plus Bond $ 273,997,092 $ 527,953,211
Core Bond 450,163,165 265,280,436
Total Return Tactical 151,732,153 140,460,729
Government Bond 52,049,156 91,349,641
Short Term Bond 599,633,318 726,945,997

172 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass- throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“ Ginnie Maes ”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes ”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 173
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(e) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
(f) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(g) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(h) Risks from Underlying Funds
The Underlying Funds in which certain Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of a Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in a Fund. Information about Underlying Fund risks may be found in such Underlying Fund’s annual or semiannual report to shareholders.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.

174 - Notes to Financial Statements - December 31, 2022 - Fixed Income Funds
9. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Multi Sector Bond $ 8,491,526 $ – $ 8,491,526 $ – $ 8,491,526
Core Plus Bond 58,772,104 14,469,765 73,241,869 – 73,241,869
Core Bond 35,196,085 1,574,138 36,770,223 – 36,770,223
Total Return Tactical 5,964,236 – 5,964,236 – 5,964,236
High Income Bond 5,708,979 – 5,708,979 – 5,708,979
Government Bond 7,390,985 – 7,390,985 – 7,390,985
Government Money Market 32,504,428 – 32,504,428 – 32,504,428
Short Term Bond 20,438,302 – 20,438,302 8,697,131 29,135,433
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Multi Sector Bond $ 16,497,000 $ – $ 16,497,000 $ – $ 16,497,000
Core Plus Bond 83,426,445 14,289,435 97,715,880 – 97,715,880
Core Bond 45,251,853 21,489,888 66,741,741 – 66,741,741
Total Return Tactical 5,736,294 – 5,736,294 – 5,736,294
High Income Bond 5,750,087 – 5,750,087 – 5,750,087
Government Bond 7,183,935 – 7,183,935 – 7,183,935
Government Money Market – – – – –
Short Term Bond 23,959,783 – 23,959,783 – 23,959,783
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains and
Losses
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Multi Sector Bond $ 12,717,062 $ 2,616,951 $ 15,334,013 $ 8,830 $ – $ – $ (32,275,322) $ (16,932,479)
Core Plus Bond 5,150,582 – 5,150,582 352,014 – (43,164,303) (277,704,699) (315,366,406)
Core Bond 2,942,024 – 2,942,024 – – (85,086,627) (137,483,433) (219,628,036)
Total Return
Tactical 897,425 – 897,425 474 – (9,971,109) (26,139,966) (35,213,176)
High Income Bond 545,167 – 545,167 – – (7,179,435) (15,805,472) (22,439,740)
Government Bond 676,805 – 676,805 – – (18,479,376) (40,038,963) (57,841,534)
Government
Money Market 166 – 166 – – – – 166
Short Term Bond – – – – – (94,274,327) (47,214,171) (141,488,498)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Multi Sector Bond $ 243,868,846 $ 3,057,049 $ (35,312,491) $ (32,255,442)
Core Plus Bond 2,057,040,589 4,862,083 (282,337,472) (277,475,389)
Core Bond 1,499,326,993 1,580,657 (139,064,090) (137,483,433)
Total Return Tactical 198,013,166 299,616 (26,439,582) (26,139,966)
High Income Bond 109,591,080 526,087 (16,331,559) (15,805,472)
Government Bond 370,583,854 55,293 (40,094,256) (40,038,963)
Government Money Market 2,507,487,731 8,256 (8,256) –

Fixed Income Funds - December 31, 2022 - Notes to Financial Statements - 175
As of December 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
During the year ended December 31, 2022, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
10. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
11. Subsequent Events
On December 7, 2022, the Board of Trustees approved the termination of Nationwide Asset Management, LLC as subadviser of NVIT Short Term Bond Fund (the "Fund") and approved the appointment of Loomis, Sayles & Company, LP to subadvise the
Fund. The change will be effective on or about March 20, 2023 (the “Effective Date”). As of the Effective Date, the Fund will be renamed “NVIT Loomis Short Term Bond Fund".
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Short Term Bond 1,220,912,194 1,027,583 (48,241,754) (47,214,171)
Fund Amount
Core Plus Bond $ (43,164,303)
Core Bond (85,086,627)
Total Return Tactical (9,971,109)
High Income Bond (7,179,435)
Government Bond (18,479,376)
Short Term Bond (94,274,327)
Fund Utilized
Multi Sector Bond $ 4,426,974

176 - Report of Independent Registered Public Accounting Firm - December 31, 2022 - Fixed Income Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Amundi Multi Sector Bond
Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT Core Bond Fund, NVIT DoubleLine Total Return Tactical Fund, NVIT
Federated High Income Bond Fund, NVIT Government Bond Fund, NVIT Government Money Market Fund and NVIT
Short Term Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Amundi
Multi Sector Bond Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT Core Bond Fund, NVIT DoubleLine Total Return Tactical
Fund, NVIT Federated High Income Bond Fund, NVIT Government Bond Fund, NVIT Government Money Market Fund and NVIT
Short Term Bond Fund (eight of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the
"Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Fixed Income Funds - December 31, 2022 (Unaudited) - Supplemental Information - 177
Replacement of Nationwide Asset Management, LLC by Loomis, Sayles & Company, L.P.
for NVIT Loomis Short Term Bond Fund (formerly known as the NVIT Short Term Bond Fund)
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the December 6-7, 2022 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the NVIT Loomis Short Term Bond Fund (formerly known as the NVIT Short Term Bond
Fund) (the “Fund”), the appointment of Loomis, Sayles & Company, L.P. (“Loomis”) as sub-adviser to the Fund pursuant to a new sub-advisory agreement (the “Sub-advisory Agreement”).  Loomis replaced Nationwide Asset Management, LLC (“NWAM”), the previous sub-adviser to the Fund.  The Board was provided with detailed materials relating to Loomis in advance of the meeting.  The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreement.
In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by Loomis under the Sub-advisory Agreement, including information relating to Loomis’s investment strategy and process for the Fund.  The Board also considered information provided to it regarding the experience of the investment personnel of Loomis who would be managing the Fund.  The Board considered information concerning the past performance record of Loomis in managing the investment strategy it intended to use in managing the Fund’s assets.
The Board considered the sub-advisory fee rate that NFA would pay to Loomis with respect to the Fund.  The Board considered that the sub-advisory fee proposed to be paid to Loomis would be based on the aggregate of assets of the Fund and the Nationwide
Loomis Short Term Bond Fund, which is also sub-advised by Loomis.  The Board noted that sub-advisory fee schedule proposed with respect to Loomis was anticipated to result in an overall lower sub-advisory fee rate to be paid by NFA with respect to the
Fund.  The Board noted that NFA agreed to share 100% of the reduction in sub-advisory fees with the Fund’s shareholders by reducing its advisory fee through a fee waiver.
The Board considered that the non-compensatory terms of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.
No information was presented to the Board regarding Loomis’s expected profitability as a result of the Sub-advisory Agreement or the expected profitability of the Fund with regards to NFA following the implementation of the Sub-advisory Agreement.
Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the
Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period commencing from the execution of the Sub-advisory Agreement.
Other Federal Tax Information

178 - Supplemental Information - December 31, 2022 (Unaudited) - Fixed Income Funds
For the year ended December 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Multi Sector Bond 0.73%
Core Plus Bond –
Core Bond –
Total Return Tactical –
High Income Bond 1.21
Government Bond –
Government Money Market –
Short Term Bond –
Fund Amount
Multi Sector Bond $ –
Core Plus Bond 14,469,765
Core Bond 1,574,138
Total Return Tactical –
High Income Bond –
Government Bond –
Government Money Market –
Short Term Bond –

Fixed Income Funds - December 31, 2022 - Management Information - 179
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

180 - Management Information - December 31, 2022 - Fixed Income Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Fixed Income Funds - December 31, 2022 - Management Information - 181
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

182 - Market Index Definitions - December 31, 2022 - Fixed Income Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Fixed Income Funds - December 31, 2022 - Market Index Definitions - 183
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

184 - Market Index Definitions - December 31, 2022 - Fixed Income Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
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Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
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MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Fixed Income Funds - December 31, 2022 - Market Index Definitions - 185
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
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NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
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representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
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®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

186 - Market Index Definitions - December 31, 2022 - Fixed Income Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
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such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
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®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a
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NAR-CFX (2-23)

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
Index Funds
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
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Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
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Company. ©2023

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Example 28
Statements of Investments 30
Statements of Assets and Liabilities 146
Statements of Operations 150
Statements of Changes in Net Assets 152
Financial Highlights 160
Notes to Financial Statements 165
Report of Independent Registered Public Accounting Firm 189
Supplemental Information 190
Management Information 193
Market Index Definitions 196

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Fund Commentary - December 31, 2022 - NVIT Bond Index Fund
For the annual period ended December 31, 2022, the NVIT Bond Index Fund Class Y returned -13.23% versus -13.01% for its benchmark, the Bloomberg
®
U.S. Aggregate Bond Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Intermediate Core Bond (consisting of 114 investments as of December 31, 2022), was -13.36% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Bloomberg U.S. Aggregate Bond Index posted a return of -5.93% during the first quarter of 2022. In the first quarter, the primary focus for markets was the trajectory of the conflict in Ukraine, inflation, and monetary policy. Investors’ varying reactions to news flow and data prints caused a great degree of volatility in the financial markets, particularly in rates. In March, the Federal Open
Market Committee (“FOMC”) raised interest rates by 0.25% for the first time since 2018, as it aimed to control the historic rise in inflation brought on by pandemic-related supply bottlenecks and recent geopolitical tensions in Europe. In subsequent interviews, the Chair and other officials maintained a hawkish stance. Regarding the Federal Reverse’s (“Fed”) balance sheet, Chair Jerome
Powell reiterated that the FOMC would begin the runoff process soon and that the process would take around three years. Labor and inflation data remained strong over the month of March. Consumer Price Index (“CPI”) increased at a monthly rate of 0.8%, bringing yearly increase to 7.9%, marking the fastest increase since 1982. US non-farm payrolls increased by 431,000, and prior months were revised higher, with the three-month moving average now at 562,000. The unemployment rate also fell to 3.62%.
With inflation well above 2% and the Fed’s hawkish backdrop, front-end rates moved meaningfully higher as markets were pricing eight additional rate hikes for 2022. The selloff in the front-end led to a dramatic flattening of the nominal yield curve. Consequently, the 2-year10-year yield curve briefly inverted toward the final days of March.
On the geopolitical front, the zero-COVID policy exerted pressure on China as they combated an increase in cases, which led to disruptions in the global supply chain. As the Russia-Ukraine war continued, so too did the path of uncertainty for global markets. Given the increased Russian sanctions, oil prices climbed throughout the month. Brent Crude surged to its highest level since 2008, around $140 a barrel, as countries pledged to limit their dependence on Russian oil. At the end of March, the U.S.
announced that they would release a record number of barrels from the strategic oil reserves. This led the price of oil to retrace to around $100 per barrel. In sum, with geopolitical tensions exacerbating supply-side inflation and Central banks hawkish policies to control it, markets began forecasting higher inflation and lower real growth globally for the year.
The Bloomberg U.S. Aggregate Bond Index posted a return of -4.69% during the second quarter of 2022. Market volatility continued throughout the second quarter as the market’s focus toggled between persistently high inflation and growing fears around a potential recession. The Russian/Ukrainian conflict, tightening monetary policy, COVID restrictions in China and the future trajectory of economic growth drove volatility throughout the quarter. The June CPI indicated that headline inflation was back at a 40-year high of 8.6% due to the strength coming from food, energy, and goods and services. Treasury yields moved higher post CPI led by the front end, which advanced 40 basis points (“bps”) over the month. With respect to monetary policy, Fed speakers at the beginning of June suggested 50 bps hikes in June and July would create sufficient near-term tightening under the assumption that monthly inflation would decelerate; however, the surprisingly strong CPI released the week prior to the June 15th
FOMC meeting forced the Fed to accelerate its hiking path, raising rates by 75 bps. While the committee “does not expect moves of this size to be common,” they did raise guidance for the path of hikes for the rest of the year to potentially move into restrictive territory in 2022 and said they would be looking for compelling evidence that inflation pressures were abating before considering a pause. Importantly, the Summary of Economic Projections revealed an acknowledgment that restoring price stability will require some economic pain, likely in the form of higher unemployment, which stoked hard landing fears amongst market participants.
Against this backdrop, credit spreads moved to the widest levels of the year with the Bloomberg U.S. Credit Index widening to 143 bps, resulting in a monthly excess return of -151 bps in June. Over the quarter, the Index posted a total return of -6.90% which marks the second consecutive quarter of negative returns. Ahead of earnings season, with more companies providing negative guidance, analysts lowered their second quarter year-over-year (“YoY”) earnings growth estimates from 5.9% at the start of the quarter to 4.3%. In June, the primary market issuance printed at $91.2 billion, which is much lower than the around $125 billion expected by the street. With a similar trend to May, tumultuous markets kept many issuers on the sidelines. In respect to credit sub-
sectors, the best performing sectors in June were Foreign Local Government, Supranational, Construction Machinery, Consumer
Products and Supermarkets. The worst performing was Gaming, Tobacco, Cable Satellite, Sovereigns and Paper. AA rated bonds fared the best across the investment grade quality spectrum, while BBB fared the worst.
In the third quarter, the market was once again defined by a backdrop of continually high inflation and hawkish central banks driving global sovereign yields higher, as markets moved to reprice the path of global monetary policy. The Bloomberg U.S.
Aggregate Bond Index posted a return of -4.75% during the third quarter. Treasury yields climbed and risk assets sold off as inflation continued to drive hawkish Fed rhetoric. August Headline CPI modestly advanced, printing a touch lower than what we had seen in July; however, core CPI moved sharply higher propelling the year-over-year inflation rate from 5.9% to 6.3%. In
September in the United States, nominal yields on the United States Treasury (“UST”) 2-year sold off by 79 bps, to close the month

NVIT Bond Index Fund - December 31, 2022 - Fund Commentary - 5
at 4.28%. Further out on the curve, the nominal yield on the UST 10-year sold off to a lesser extent, but a still significant amount, off 64 bps to close the month at 3.83%.
A strong inflation in September showed strength across both goods and services. Headline CPI rose by 0.12% in August, bringing the YoY gain to 8.3%, lower than what we had seen in July; however, core CPI was the surprise with a monthly increase of 0.57%, bringing the YoY gain to 6.3%, higher than the 5.9% seen last month. The main story was shelter inflation which rose 0.69% (after
0.54% in July) with strength coming in both the rental and the owners’ equivalent rent categories. Rental inflation is currently running at 6.7%, which is the highest in almost 4 decades. Following the strong inflation, the Fed raised rates by 75 bps during the September FOMC meeting, bringing the Fed Funds rate to 3-3.25%. With this latest hike, the Fed had raised rates a total of
300 bps over a 7-month period, which is the fastest tightening since the 1980s. The Statement of Economic Projections (SEP) that accompanied the rate rise provided details on the projected path ahead. By the end of 2022, the Fed estimated the funds rate to be at 4.4%, up 100 bps from their June projection. By the end of 2023, the estimated Fed funds rate was at 4.6% up from 3.8%
projected in June, implying another 25 bps of hiking in 2023 before reaching the terminal rate. During the press conference, Chair
Powell honed in on the “higher for longer” narrative and “will do what it takes” to control inflation. He repeated that there will be some economic pain to businesses and households in the process of lowering inflation but that will be needed to bring inflation down.
Toward the end of September, the U.K. financial markets experienced heightened volatility with yields on Gilts experiencing their fastest monthly rise since 1957, after the government announced their intention to increase fiscal spending, which the market perceived as inflationary. The large sell-off in rates led to margin calls for liability-driven investing/corporate bond investors which exacerbated the liquidity issues and led the basis of estimate to step in to relieve market pressure. Against this backdrop, the
Bloomberg
®
U.S. Credit Index widened by 17 bps to 147 bps, resulting in a monthly excess return of -132 bps. In the primary market, gross investment grade supply was $103.4 billion. This level of issuance significantly surprised to the downside as the initial street estimates were in the $130-$150 billion range. Historically, this was the quietest September since 2011 and the first year since 2008 where August supply surpassed September supply. From a sub-sector perspective, the best performing sectors were Supranational, Packaging, Diversified Manufacturing, Airlines and Environmental. The worst performing were Transportation
Services, Sovereigns, Cable Satellite, Wirelines and Railroads. AA rated bonds fared the best across the investment grade quality spectrum, while A rated bonds fared the worst.
The Bloomberg
®
U.S. Aggregate Bond Index posted a return of 1.87% in the fourth quarter. The fourth quarter saw a slight shift in sentiment, as December marked the second straight month of meaningfully positive inflation news with both core and headline
CPI growing at a slower pace than the previous quarters. The lower growth rates were led by goods inflation, which continues to decline on an annualized basis while services inflation remains stubbornly high. On the back of the weaker inflation data in
December, the FOMC downshifted their hiking cycle by raising the Federal funds target rate by 50 bps after four consecutive 75 bps hikes. In the press conference Chairman Powell continued to push against the market’s “Fed pivot” narrative by noting that the
Fed needs to see “substantially more evidence” before it is confident that inflation will remain on a sustained downward path. It is notable that in the Fed’s economic projections they raised their 2023 year-end forecasts of interest rates and core inflation from
4.6% to 5.1% and 3.1% to 3.5% respectively. While the Fed clearly communicated vigilance, Powell recognized the lagged effects of policy, paving the way for a continued downshift in the pace of hikes if conditions warrant.
The November Core CPI showed a second consecutive soft inflation result. Core CPI rose to 0.2% multiple of money (“MoM”), the smallest increase since August 2021, a sign of moderation. Headline CPI rose 0.1% MoM, bringing the annual run rate to
7.1%, the smallest annual increase since December 2021. Details showed autos prices falling -1.3% MoM, with used cars seeing a steeper decline of -2.9% MoM. Owners’ equivalent rent and rent of primary residence ticked up to 0.68% and 0.77% MoM, respectively. Though rents increased after falling the previous month, we view this reading as positive as it provides supporting evidence that rents have likely peaked and are no longer accelerating sequentially, and thus the next phase will be deceleration, likely in early 2023. In addition, the November jobs report showed that the US labor market is still strong, with 263,000 jobs added and the unemployment rate remaining at 3.7%. The labor participation rate, which fell to 62.1%, is still lower than pre-pandemic levels. Average hourly earnings rose by 0.55% month to month, up by 5.1% a year ago. Treasuries sold off and the yield curve bear steepened after the meeting with the 10-year constant maturity Treasury yield rising 20 bps in aggregate over the month.
Elsewhere, the Bank of Japan surprised the markets by adjusting its yield curve control policy to allow the 10-year Japanese
Government Bond yield to float in a range of +/-50 bps from +/-25 bps. Against this backdrop, the Bloomberg Investment Grade
Credit Index tightened by 3 bps to 121 bps, resulting in a monthly excess return of 18 bps in December. From a total return perspective, the Index declined 0.43% for the month and 15.26% over 2022. In the primary market, issuance printed $6.1 billion in December ending the year with a total issuance of $1.4 trillion. This is about a 16% reduction from the primary market activity seen in 2021. In respect to earnings, for Q4 2022, the estimated earnings decline for the S&P 500
®
Index is -2.8%. If -2.8% is the
actual decline for the quarter, it will mark the first time the Index has reported a (year-over-year) earnings decline since Q3 2020 according to FactSet. Over the month the best performing sectors were Metals and Mining, Life Insurance, Basic Industry, Gaming
and Home Construction. The worst performing were Cable/Satellite, Restaurants, Pharmaceuticals, Media/Entertainment and

6 - Fund Commentary - December 31, 2022 - NVIT Bond Index Fund
Independent Energy. BBB rated bonds fared the best across the investment grade quality spectrum, while AA rated bonds fared the worst.
U.S. bonds, as represented by the Bloomberg
®
U.S. Aggregate Bond Index, decreased approximately -13.01% for the year ending
December 31, 2022. From a sector perspective, Treasuries, Mortgages, Consumer Non-Cyclicals, and Banking detracted over the period.
The Fund did not use derivatives and had no liquidity events that materially impact the performance for the reporting period.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Jay Mauro and Karen Uyehara
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in fixed-income securities. These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Bond Index Fund - December 31, 2022 - Fund Commentary - 7
Asset Allocation
1
U.S. Treasury Obligations 40.6%
Mortgage-Backed Securities 27.5%
Corporate Bonds 24.8%
Commercial Mortgage-Backed Securities 1.8%
Foreign Government Securities 1.5%
Repurchase Agreements 1.3%
Supranational 1.1%
U.S. Government Agency Securities 1.0%
Municipal Bonds 0.7%
Asset-Backed Securities 0.2%
Liabilities in excess of other assets (0.5)%
100.0%
Top Industries
2
Banks 4.9%
Capital Markets 1.7%
Oil, Gas & Consumable Fuels 1.6%
Electric Utilities 1.4%
Health Care Providers & Services 1.0%
Equity Real Estate Investment Trusts (REITs) 0.9%
Consumer Finance 0.9%
Pharmaceuticals 0.8%
Diversified Telecommunication Services 0.7%
Insurance 0.6%
Other Industries
#
85.5%
100.0%
Top Holdings
2
U.S. Treasury Notes, 2.38%, 8/15/2024 1.2%
U.S. Treasury Notes, 2.00%, 2/15/2025 0.9%
U.S. Treasury Notes, 1.50%, 10/31/2024 0.7%
U.S. Treasury Notes, 0.25%, 7/31/2025 0.7%
U.S. Treasury Notes, 1.50%, 9/30/2024 0.7%
FHLMC UMBS, 2.00%, 5/1/2051 0.5%
U.S. Treasury Notes, 2.25%, 3/31/2024 0.5%
U.S. Treasury Notes, 1.63%, 9/30/2026 0.5%
U.S. Treasury Notes, 0.38%, 11/30/2025 0.5%
U.S. Treasury Notes, 0.38%, 12/31/2025 0.5%
Other Holdings
#
93.3%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

8 - Fund Commentary - December 31, 2022 - NVIT Bond Index Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (13.39)% (0.36)% 0.77% 4/30/2014
Class Y (13.23)% (0.22)% 0.82% 4/19/2007
Bloomberg
®
U.S.
Aggregate Bond Index (13.01)% 0.02% 1.06%
Expense Ratios
Expense
Ratio
^
Class I 0.38%
Class Y 0.23%
^
Current effective prospectus dated May 2, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Bond Index Fund - December 31, 2022 - Fund Commentary - 9
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class Y shares of the NVIT Bond Index Fund versus performance of the
Bloomberg
®
U.S. Aggregate Bond Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance for of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

10 - Fund Commentary - December 31, 2022 - NVIT International Index Fund
For the annual period ended December 31, 2022, the NVIT International Index Fund Class II returned -14.51% versus -14.45%
for its benchmark, the MSCI EAFE
®
Index. For broader comparison, the return for the Fund's closest Morningstar peer category,
Foreign Large Blend (consisting of 131 investments as of December 31, 2022), was -14.80% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
In the first quarter of 2022, as developed markets started recovering from the Omicron Variant, investors’ attention shifted to rising inflation rates, the spike in commodity prices, and the financial and economic implications of the Russian invasion of Ukraine.
Those concerns dampened investors’ sentiment and market performance over the quarter.
In response to a rising inflation rate, the European Central Bank (“ECB”) announced their plan to end bond purchasing by the end of September 2022. Annual inflation in the eurozone rose from 5.9% in February to 7.5% in March, fueled by increasing commodity prices. In the UK, the Bank of England (“BoE”) raised the interest rate by 0.5% over the quarter on top of an additional 0.15% raise in December. The UK equity market proved more resilient than its developed markets peers, supported by its exposure to Energy and Materials.
In Japan, the manufacturing sector continued to suffer from supply chain disruption and the semiconductor shortage. The Yen weakened and reached a six-year low against the U.S. Dollar in March.
In the second quarter, tiding inflation and recession fears weighed down developed markets’ performance. Global geopolitical tension intensified as the war in Ukraine continued with no sign of resolution. European countries were directly impacted by the reduction in gas supply from Russia and increased gas prices that peaked in the first half of June 2022 and drove inflation higher.
Germany announced its energy emergency plan to prioritize industrial users with the allocation of gas supply. Similarly, the UK unveiled its new measures to help households facing larger energy bills in the upcoming fall.
As a result of the ongoing elevated inflation, the BoE raised the UK base rate to 1.25% in June 2022, while the ECB indicated a first-rate hike would likely be in July 2022 along with an end to asset purchase plan early in the third quarter of 2022. In Japan, the
Yen weakened against the U.S. Dollar breaching the 130 level for the first time in the last two decades, as Bank of Japan (BoJ)
kept its accommodative monetary policy unchanged.
In the third quarter, developed equity markets came under downward pressure over the quarter as recession fears remained elevated. The central banks’ hawkish tone on bringing inflation rates down, despite inherent risk to the growth outlook, weighed down on both equity and bond markets over the quarter. The energy crisis in Europe intensified worries over supply and high costs.
In the Eurozone, a recession loomed amid the intensifying energy crisis. This increased geopolitical tension and weakened the
Euro, which dropped to parity with the U.S. Dollar for the first time since the 1980’s. Inflation continued to rise particularly in the form of high gas and electricity prices. The ECB hiked policy rates by 0.75% in September 2022 with an expectation to bring the rates to 2% by year end.
In the UK, BoE used further tightening to contain inflation, even though a recession was expected to start in the fourth quarter. UK markets reacted negatively to the fiscal policy announced by the newly formed government.
The Japanese Yen depreciated over the quarter as the BoJ kept the policy rate unchanged. The Ministry of Finance intervened in the currency markets for the first time since 1998, which weighed down on investor sentiment and pushed equities into negative territory.
In the fourth quarter, ongoing concerns about an economic recession, tighter monetary policy, and geopolitical tension remained elevated over the quarter. Developed markets posted strong positive gains over the quarter on the back of optimism that inflation rates across developed markets had already peaked, and central banks would slow down the pace of tightening; however, in
December 2022 central banks reiterated their plans to further tighten their monetary policy in their battle against high inflation rates.
In Europe, easing inflation pressures and the resolution of the fiscal and political turmoil in the UK supported the market performance during the quarter. BoE and the ECB raised interest rates over the quarter to 3.5% and 2.0%, respectively.
In Japan, companies reported strong earnings supported by weakened Yen against the U.S. Dollar. The BoJ surprised the market by loosening its yield curve control by 25 basis points as it dealt with the highest inflation in over 40 years.

NVIT International Index Fund - December 31, 2022 - Fund Commentary - 11
Over the year, from Global Industry Classification Standard* (GICS
®
) sector perspective, Energy (+28.12%), Financials (-4.56%), and Materials (-10.36%) were among the best performers. While Information Technology (-32.34%), Consumer Discretionary
(-22.27%), and Real Estate (20.81%) were among the worst performers.
Exchange traded futures are employed to equitize dividend accruals and to manage day-to day cash flows generated from clients’ trades, dividends, interest, and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The Fund had no liquidity events that materially impacted the performance during the reporting period..
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Paul Whitehead, Jennifer Hsui, CFA, and Amy Whitelaw
* The Global Industry Classification Standard (“GICS”) is an industry taxonomy developed in 1999 by MSCI and Standard &
Poor's for use by the global financial community. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries into which S&P has categorized all major public companies. To learn more, visit https://www.msci.com/
documents/1296102/11185224/GICS+Methodology+2020.pdf/9caadd09-790d-3d60-455b-2a1ed5d1e48c?t=1578405935658.
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities, including mid-sized companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2022 - NVIT International Index Fund
Asset Allocation
1
Common Stocks 99.2%
Repurchase Agreements 0.8%
Futures Contracts
†
(0.0)%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Industries
2
Banks 9.7%
Pharmaceuticals 9.5%
Insurance 5.4%
Oil, Gas & Consumable Fuels 4.9%
Metals & Mining 3.7%
Food Products 3.3%
Chemicals 3.0%
Automobiles 3.0%
Textiles, Apparel & Luxury Goods 2.9%
Machinery 2.8%
Other Industries
#
51.8%
100.0%
Top Holdings
2
Nestle SA (Registered) 2.2%
Novo Nordisk A/S Class B 1.6%
Roche Holding AG 1.5%
ASML Holding NV 1.5%
AstraZeneca plc 1.5%
Shell plc 1.4%
LVMH Moet Hennessy Louis Vuitton SE 1.4%
Novartis AG (Registered) 1.4%
TotalEnergies SE 1.1%
Toyota Motor Corp. 1.0%
Other Holdings
#
85.4%
100.0%
Top Countries
2
Japan 21.7%
United Kingdom 11.7%
France 10.9%
Australia 8.2%
Germany 8.0%
United States 6.5%
Switzerland 5.8%
Netherlands 5.3%
Sweden 3.0%
Denmark 2.9%
Other Countries
#
16.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT International Index Fund - December 31, 2022 - Fund Commentary - 13
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (14.29)% 1.40% 2.45% 4/30/2014
Class II (14.51)% 1.18% 4.12% 4/28/2006
Class VIII (14.60)% 0.99% 3.94% 4/28/2006
Class Y (14.14)% 1.55% 4.51% 4/28/2006
MSCI EAFE
®
Index (14.45)% 1.54% 4.67%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.43% 0.43%
Class II 0.65% 0.65%
Class VIII 0.83% 0.78%
Class Y 0.28% 0.28%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

14 - Fund Commentary - December 31, 2022 - NVIT International Index Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT International Index Fund versus performance of the
MSCI EAFE
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Mid Cap Index Fund - December 31, 2022 - Fund Commentary - 15
For the annual period ended December 31, 2022, the NVIT Mid Cap Index Fund Class I returned -13.40% versus -13.06% for its benchmark, the S&P MidCap 400
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category,
Mid-Cap Blend (consisting of 77 investments as of December 31, 2022), was -13.68% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
In the first quarter, geopolitical tension after the Russian invasion of Ukraine fueled existing concerns over rising inflation, interest rate hikes, and rallying commodity prices. On the other hand, economic data in the U.S. remained strong with robust employment numbers and corporate earnings results. This provided comfort to investors but added to U.S. policy makers’ challenges. Investors were concerned that the Federal Reserve (“Fed”) may dampen growth in their efforts to get inflation under control.
Commodity prices spiked in the first quarter and pushed expectations for a higher inflation rate. The Fed hiked the interest rate by
25 basis points (“bps”) and signaled hikes at all six remaining meetings for the year in efforts to tackle the highest inflation rate in four decades.
In the second quarter, concerns about high inflation, growth outlook and recession fears increased in the U.S. While the unemployment rate remained low and wage growth strong, consumer sentiment decreased as consumers struggled with higher prices and borrowing costs. The increase in expectation of an interest rate hike weighed down U.S. equity market valuations.
As the Fed continued to grapple with inflation, their messaging evolved over the quarter. Initially, Chairman Jerome Powell adopted a more hawkish tone stating that they would not hesitate to raise interest rates beyond neutral to achieve its inflation target and would be willing to accept an increase in unemployment rate. But as risks to growth increased over the quarter and recession fears intensified, the number and magnitude of future rate hikes beyond July remained unclear.
In the third quarter, the U.S. equity market rallied in July 2022 on the back of softened tone from the Fed signaling slower rate rise in 2023, however, the Fed’s hawkish tone later in the quarter at the Jackson Hole conference reaffirmed its commitment to fighting inflation. In their battle against a high inflation rate, the U.S. Congress passed a new bill that aims to reduce inflation by curbing the deficit.
U.S. economic data showed a decline in growth over the first two quarters of the year, but other economic data released over the quarter highlighted the resilience of the U.S. economy. The Labor market added 315,000 payroll jobs across the economy, generating considerable household income gains.
In the fourth quarter, the U.S. equity market rallied over the quarter, despite tighter monetary policy. It posted positive returns in
October and November 2022 while contractionary monetary policy targeted a higher inflation rate. The Fed reiterated their plan in
December 2022 to continue tightening monetary policy as inflation remained well above target. Market performance dampened in
December 2022.
After consecutive 75 bps interest rate hikes, the Fed raised the Federal funds rate by an additional 50 bps in December 2022, bringing it to a range of 4.25% to 4.50%. Economic data released later in the quarter showed economic activities slowed down.
Concerns regarding an economic recession and its magnitude remained elevated.
Over the year, from Global Industry Classification Standard* (GICS
®
) sector perspective, Energy (+36.73%), Utilities (-0.54%) and
Consumer Staples (-0.75%) were among the best performers. While Information Technology (-20.61%), Consumer Discretionary
(-21.04%), and Real Estate (-26.38%) were among the worst performers.
Exchange traded futures are employed to equitize dividend accruals as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest, and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The Fund had no liquidity events that materially impacted the performance during the reporting period.
Subadviser:
BlackRock Investment Management, LLC

16 - Fund Commentary - December 31, 2022 - NVIT Mid Cap Index Fund
Portfolio Managers:
Paul Whitehead, Jennifer Hsui, CFA, Suzanne Henige, CFA, and Amy Whitelaw
* The Global Industry Classification Standard (“GICS”) is an industry taxonomy developed in 1999 by MSCI and Standard &
Poor's for use by the global financial community. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries into which S&P has categorized all major public companies. To learn more, visit https://www.msci.com/
documents/1296102/11185224/GICS+Methodology+2020.pdf/9caadd09-790d-3d60-455b-2a1ed5d1e48c?t=1578405935658.
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P
®
) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content. S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC. All rights reserved.
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Mid Cap Index Fund - December 31, 2022 - Fund Commentary - 17
Asset Allocation
1
Common Stocks 99.0%
Repurchase Agreements 1.8%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (0.8)%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 7.6%
Banks 7.1%
Machinery 4.6%
Insurance 4.0%
Health Care Equipment & Supplies 3.5%
Oil, Gas & Consumable Fuels 3.2%
Software 3.2%
Electronic Equipment, Instruments & Components 3.0%
Hotels, Restaurants & Leisure 2.8%
Specialty Retail 2.8%
Other Industries
#
58.2%
100.0%
Top Holdings
2
Fair Isaac Corp. 0.7%
First Horizon Corp. 0.6%
United Therapeutics Corp. 0.6%
Hubbell, Inc. 0.6%
RPM International, Inc. 0.6%
Carlisle Cos., Inc. 0.6%
Reliance Steel & Aluminum Co. 0.6%
AECOM 0.6%
Toro Co. (The) 0.6%
Neurocrine Biosciences, Inc. 0.5%
Other Holdings
#
94.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

18 - Fund Commentary - December 31, 2022 - NVIT Mid Cap Index Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (13.40)% 6.27% 10.35% 10/31/1997
Class II (13.55)% 6.05% 10.12% 5/6/2002
Class Y (13.27)% 6.43% 10.52% 4/28/2006
S&P MidCap 400
®
Index (13.06)% 6.71% 10.78%
Expense Ratios
Expense
Ratio
^
Class I 0.40%
Class II 0.60%
Class Y 0.25%
^
Current effective prospectus dated May 2, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Mid Cap Index Fund - December 31, 2022 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Mid Cap Index Fund versus performance of the S&P
MidCap 400
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

20 - Fund Commentary - December 31, 2022 - NVIT S&P 500 Index Fund
For the annual period ended December 31, 2022, the NVIT S&P 500 Index Fund Class IV returned -18.32% versus -18.11% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Large
Blend (consisting of 308 investments as of December 31, 2022), was -18.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
In the first quarter, geopolitical tension after the Russian invasion of Ukraine fueled existing concerns over rising inflation, interest rate hikes, and rallying commodity prices. On the other hand, economic data in the U.S. remained strong with robust employment numbers and corporate earnings results. This data provided comfort to investors but added to U.S. policy makers’ challenges.
Investors were concerned that the Federal Reserve (“Fed”) may dampen growth in their efforts to get inflation under control.
Commodity prices spiked in the first quarter and pushed expectations for a higher inflation rate. The Fed hiked the interest rate by
25 basis points (“bps”) and signaled hikes at all six remaining meetings for the year in efforts to tackle the highest inflation rate in four decades.
In the second quarter, concerns about high inflation, the growth outlook and recession fears increased in the U.S. While the unemployment rate remained low and wage growth strong, consumer sentiment went down as consumers struggled with higher prices and borrowing costs. The increased expectation of an interest rate hike weighed down U.S. equity market valuations.
As the Fed continued to grapple with inflation, their messaging evolved over the quarter. Initially, Chairman Jerome Powell adopted a more hawkish tone stating that they would not hesitate to raise interest rates beyond neutral to achieve its inflation target and would be willing to accept an increase in unemployment rate. But as risks to growth increased over the quarter and recession fears intensified, the number and magnitude of future rate hikes beyond July remained unclear.
In the third quarter, the U.S. equity market rallied in July 2022 on the back of a softened tone from the Fed signaling a slower rate rise in 2023; however, the Fed’s hawkish tone later in the quarter at the Jackson Hole conference reaffirmed its commitment to fighting inflation. In their battle against high inflation rate, the U.S. Congress passed a new bill which aims to reduce inflation by curbing the deficit.
U.S. economic data showed a decline in growth over the first two quarters of the year, but other economic data released over the quarter highlighted the resilience of the U.S. economy. The Labor market added 315,000 payroll jobs across the economy generating considerable household income gains.
In the fourth quarter, the U.S. equity market rallied over the quarter, despite tighter monetary policy. It posted positive returns in
October and November 2022, while contractionary monetary policy targeted a higher inflation rate. The Fed reiterated their plan in December 2022 to continue tightening monetary policy as inflation remained well above target. Market performance dampened in December 2022.
After consecutive 75 bps interest rate hikes, the Fed raised the Federal funds rate by an additional 50 bps in December 2022, bringing it to a range of 4.25% to 4.50%. Economic data released later in the quarter showed economic activities slowed down.
Concerns regarding an economic recession, and its magnitude remained elevated.
Over the year, from Global Industry Classification Standard* (GICS
®
) sector perspective, Energy (+65.68%), Utilities (+1.77%) and
Consumer Staples (-0.62%) were among the best performers. While Information Technology (-28.20%), Consumer Discretionary
(-37.00%), and Communication Services (-39.89%) were among the worst performers.
Exchange traded futures are employed to equitize dividend accruals as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest, and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The Fund had no liquidity events that materially impacted the performance during the reporting period.
Subadviser:
BlackRock Investment Management, LLC

NVIT S&P 500 Index Fund - December 31, 2022 - Fund Commentary - 21
Portfolio Managers:
Paul Whitehead, Jennifer Hsui, CFA, and Amy Whitelaw
* The Global Industry Classification Standard (“GICS”) is an industry taxonomy developed in 1999 by MSCI and Standard &
Poor's for use by the global financial community. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries into which S&P has categorized all major public companies. To learn more, visit https://www.msci.com/
documents/1296102/11185224/GICS+Methodology+2020.pdf/9caadd09-790d-3d60-455b-2a1ed5d1e48c?t=1578405935658.
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P
®
) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2022 by Standard & Poor's Financial Services LLC. All rights reserved.
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.6%
Repurchase Agreement
†
0.0%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.4%
100.0%
Top Industries
2
Software 8.4%
Technology Hardware, Storage & Peripherals 6.3%
Semiconductors & Semiconductor Equipment 5.1%
Pharmaceuticals 4.9%
Oil, Gas & Consumable Fuels 4.8%
IT Services 4.5%
Interactive Media & Services 4.0%
Banks 3.8%
Health Care Providers & Services 3.7%
Capital Markets 3.1%
Other Industries
#
51.4%
100.0%
Top Holdings
2
Apple, Inc. 6.0%
Microsoft Corp. 5.6%
Amazon.com, Inc. 2.3%
Berkshire Hathaway, Inc., Class B 1.7%
Alphabet, Inc., Class A 1.6%
UnitedHealth Group, Inc. 1.5%
Alphabet, Inc., Class C 1.5%
Johnson & Johnson 1.4%
Exxon Mobil Corp. 1.4%
JPMorgan Chase & Co. 1.2%
Other Holdings
#
75.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

22 - Fund Commentary - December 31, 2022 - NVIT S&P 500 Index Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (18.31)% 9.17% 11.46% 5/1/2013
Class II (18.56)% 8.88% 11.17% 5/1/2013
Class IV (18.32)% 9.15% 12.27% 2/7/2000
Class Y (18.20)% 9.27% 12.39% 4/28/2006
S&P 500
®
Index (18.11)% 9.42% 12.56%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 0.31% 0.24%
Class II 0.56% 0.49%
Class IV 0.26% 0.26%
Class Y 0.16% 0.16%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT S&P 500 Index Fund - December 31, 2022 - Fund Commentary - 23
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class IV shares of the NVIT S&P 500 Index Fund versus performance of the
S&P 500
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the
Market Index Definitions page at the back of this book.

24 - Fund Commentary - December 31, 2022 - NVIT Small Cap Index Fund
For the annual period ended December 31, 2022, the NVIT Small Cap Index Fund Class II Fund returned -20.72% versus -20.44%
for its benchmark, the Russell 2000
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category,
Small Blend (consisting of 134 investments as of December 31, 2022), was -18.10% for the same period. Performance for the
Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
In the first quarter, geopolitical tension after the Russian invasion of Ukraine fueled existing concerns over rising inflation, interest rate hikes, and rallying commodity prices. On the other hand, economic data in the U.S. remained strong with robust employment numbers and corporate earnings results. This provided comfort to investors but added to U.S. policy makers challenges. Investors were concerned that the US Federal Reserve may dampen growth in their efforts to get inflation under control.
Commodity prices spiked in the first quarter and pushed expectations for a higher inflation rate. The Federal Reserve (“Fed”) hiked the interest rate by 25 basis points (“bps”) and signaled hikes at all six-remaining meetings for the year in efforts to tackle the highest inflation rate in four decades.
In the second quarter, concerns about high inflation, growth outlook and recession fears increased in the U.S. While the unemployment rate remained low and wage growth strong, consumer sentiment went down as consumers struggled with higher prices and borrowing costs. The increased expectation of an interest rate hike weighed down U.S. equity market valuations.
As the Fed continued to grapple with inflation, their messaging evolved over the quarter. Initially, Chairman Jerome Powell adopted a more hawkish tone stating that they would not hesitate to raise interest rates beyond neutral to achieve its inflation target and would be willing to accept an increase in unemployment rate. But as risks to growth increased over the quarter and recession fears intensified, the number and magnitude of future rate hikes beyond July remained unclear.
In the third quarter, the U.S. equity market rallied in July 2022 on the back of softened tone from the Fed signaling a slower rate rise in 2023; however, the Fed’s hawkish tone later in the quarter at the Jackson Hole conference reaffirmed its commitment to fighting inflation. In their battle against high inflation rate, the U.S. congress passed a new bill which aims to reduce inflation by curbing the deficit.
U.S. economic data showed a decline in growth over the first two quarters of the year, but other economic data released over the quarter highlighted the resilience of the U.S. economy. The Labor market added 315,000 payroll jobs across the economy, generating considerable household income gains.
In the fourth quarter, the U.S. equity market rallied over the quarter, despite tighter monetary policy. It posted positive returns in
October and November 2022, while contractionary monetary policy targeted a higher inflation rate. The Fed reiterated their plan in December 2022 to continue tightening monetary policy as inflation remained well above target. Market performance dampened in December 2022.
After consecutive 75 bps interest rate hikes, the Fed raised the Federal funds rate by an additional 50 bps in December 2022, bringing it to a range of 4.25% to 4.50%. Economic data released later in the quarter showed economic activities slowed down.
Concerns regarding an economic recession, and its magnitude remained elevated.
Over the year, from Global Industry Classification Standard* (GICS
®
) sector perspective, Energy (+52.88%), Utilities (-1.25%), and
Consumer Staples (-9.09%) were among the best performers. While Consumer discretionary (-30.33%), Information Technology
(-32.88%), and Communication Services (-40.54%) were among the worst performers.
Exchange traded futures are employed to equitize dividend accruals as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest, and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market exposure proportionate to cash accruals and investable cash within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
The Fund had no liquidity events that materially impacted the performance during the period.
Subadviser:
BlackRock Investment Management, LLC

NVIT Small Cap Index Fund - December 31, 2022 - Fund Commentary - 25
Portfolio Managers:
Paul Whitehead, Jennifer Hsui, CFA, and Amy Whitelaw
* The Global Industry Classification Standard (“GICS”) is an industry taxonomy developed in 1999 by MSCI and Standard &
Poor's for use by the global financial community. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries into which S&P has categorized all major public companies. To learn more, visit https://www.msci.com/
documents/1296102/11185224/GICS+Methodology+2020.pdf/9caadd09-790d-3d60-455b-2a1ed5d1e48c?t=1578405935658.
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 98.5%
Repurchase Agreements 5.0%
Rights
†
0.0%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (3.5)%
100.0%
Top Industries
2
Banks 9.5%
Biotechnology 7.0%
Equity Real Estate Investment Trusts (REITs) 5.5%
Software 4.4%
Oil, Gas & Consumable Fuels 4.4%
Machinery 3.7%
Health Care Equipment & Supplies 3.6%
Health Care Providers & Services 2.6%
Semiconductors & Semiconductor Equipment 2.4%
Specialty Retail 2.3%
Other Industries
#
54.6%
100.0%
Top Holdings
2
Halozyme Therapeutics, Inc. 0.3%
Shockwave Medical, Inc. 0.3%
Inspire Medical Systems, Inc. 0.3%
EMCOR Group, Inc. 0.3%
Crocs, Inc. 0.3%
Matador Resources Co. 0.3%
Iridium Communications, Inc. 0.3%
Murphy Oil Corp. 0.3%
Agree Realty Corp. 0.3%
Texas Roadhouse, Inc. 0.3%
Other Holdings
#
97.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

26 - Fund Commentary - December 31, 2022 - NVIT Small Cap Index Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (20.72)% 3.66% 7.88% 5/1/2013
Class Y (20.46)% 3.99% 8.91% 4/13/2007
Russell 2000
®
Index (20.44)% 4.13% 9.01%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 0.67% 0.60%
Class Y 0.27% 0.27%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Small Cap Index Fund - December 31, 2022 - Fund Commentary - 27
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT Small Cap Index Fund versus performance of the
Russell 2000
®
Index from inception through 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the
Market Index Definition page at the back of this book.

28 - Shareholder Expense Example - December 31, 2022 - Index Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT Bond Index Fund
Class I Shares
Actual
(b)
1,000.00 966.50 1.93 0.39
Hypothetical
(b)(c)
1,000.00 1,023.24 1.99 0.39
Class Y Shares
Actual
(b)
1,000.00 967.00 1.19 0.24
Hypothetical
(b)(c)
1,000.00 1,024.00 1.22 0.24
NVIT International Index Fund
Class I Shares
Actual
(b)
1,000.00 1,060.70 2.44 0.47
Hypothetical
(b)(c)
1,000.00 1,022.84 2.40 0.47
Class II Shares
Actual
(b)
1,000.00 1,058.50 3.74 0.72
Hypothetical
(b)(c)
1,000.00 1,021.58 3.67 0.72
Class VIII Shares
Actual
(b)
1,000.00 1,057.70 4.25 0.82
Hypothetical
(b)(c)
1,000.00 1,021.07 4.18 0.82
Class Y Shares
Actual
(b)
1,000.00 1,060.90 1.66 0.32
Hypothetical
(b)(c)
1,000.00 1,023.59 1.63 0.32

Index Funds - December 31, 2022 - Shareholder Expense Example - 29
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT Mid Cap Index Fund
Class I Shares
Actual
(b)
1,000.00 1,078.90 2.10 0.40
Hypothetical
(b)(c)
1,000.00 1,023.19 2.04 0.40
Class II Shares
Actual
(b)
1,000.00 1,077.50 3.14 0.60
Hypothetical
(b)(c)
1,000.00 1,022.18 3.06 0.60
Class Y Shares
Actual
(b)
1,000.00 1,079.50 1.31 0.25
Hypothetical
(b)(c)
1,000.00 1,023.95 1.28 0.25
NVIT S&P 500 Index Fund
Class I Shares
Actual
(b)
1,000.00 1,021.60 1.27 0.25
Hypothetical
(b)(c)
1,000.00 1,023.95 1.28 0.25
Class II Shares
Actual
(b)
1,000.00 1,019.90 2.60 0.51
Hypothetical
(b)(c)
1,000.00 1,022.63 2.60 0.51
Class IV Shares
Actual
(b)
1,000.00 1,021.90 1.43 0.28
Hypothetical
(b)(c)
1,000.00 1,023.79 1.43 0.28
Class Y Shares
Actual
(b)
1,000.00 1,022.50 0.87 0.17
Hypothetical
(b)(c)
1,000.00 1,024.35 0.87 0.17
NVIT Small Cap Index Fund
Class II Shares
Actual
(b)
1,000.00 1,038.90 3.13 0.61
Hypothetical
(b)(c)
1,000.00 1,022.13 3.11 0.61
Class Y Shares
Actual
(b)
1,000.00 1,040.00 1.44 0.28
Hypothetical
(b)(c)
1,000.00 1,023.79 1.43 0.28
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

30 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Asset-Backed Securities 0.2%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust
Series 2012-1, Class A,
4.15%, 4/11/2024 186,348 180,472
Series 2013-1, Class A,
4.30%, 8/15/2025 301,554 280,509
Series 2020-1, Class A,
5.88%, 10/15/2027 284,538 280,539
741,520
Automobiles 0.1%
Carmax Auto Owner Trust
Series 2021-1, Class A3,
0.34%, 12/15/2025 831,114 803,415
Series 2021-1, Class A4,
0.53%, 10/15/2026 510,000 466,593
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 366,055 363,595
1,633,603
Credit Card 0.1%
American Express Credit
Account Master Trust,
Series 2022-2, Class A,
3.39%, 5/15/2027 1,500,000 1,456,423
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 100,000 94,261
1,550,684
Other 0.0%
†
Evergy Metro, Inc., 3.65%,
8/15/2025 500,000 485,655
Total Asset-Backed Securities
(cost $4,577,196)
4,411,462
Commercial Mortgage-Backed Securities 1.8%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 1,375,000 1,287,922
Benchmark Mortgage Trust
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 951,577
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 2,708,017
Series 2021-B25, Class A5,
2.58%, 4/15/2054 1,500,000 1,244,870
Citigroup Commercial
Mortgage Trust
Series 2014-GC25, Class
AS, 4.02%, 10/10/2047 1,500,000 1,424,876
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 549,021
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,405,536
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 2,560,403
Commercial Mortgage Trust
Series 2014-UBS2, Class
A5, 3.96%, 3/10/2047 1,500,000 1,465,960
Series 2014-UBS3, Class
A4, 3.82%, 6/10/2047 1,500,000 1,456,219
Series 2015-DC1, Class A5,
3.35%, 2/10/2048 1,000,000 951,923
Series 2015-PC1, Class A5,
3.90%, 7/10/2050 1,000,000 958,007
CSAIL Commercial Mortgage
Trust, Series 2018-
CX11, Class A5, 4.03%,
4/15/2051(a) 1,250,000 1,164,975
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,500,000 2,366,596
Series K115, Class A2,
1.38%, 6/25/2030 960,000 770,071
Series K121, Class A2,
1.55%, 10/25/2030 2,000,000 1,609,823
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 2,289,638
FNMA ACES REMICS, Series
2013-M6, Class 1AC,
3.35%, 2/25/2043(a) 122,597 114,567
GS Mortgage Securities Trust,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 1,500,000 1,422,340
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2015-C24, Class A4,
3.73%, 5/15/2048 1,000,000 950,843
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4,
3.42%, 6/15/2052 1,180,000 1,057,928
Series 2021-L7, Class A5,
2.57%, 10/15/2054 3,000,000 2,423,130
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 1,500,000 1,428,260
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,388,472
Total Commercial Mortgage-Backed
Securities
(cost $38,469,001) 33,950,974
Corporate Bonds 24.8%
Aerospace & Defense 0.5%
Boeing Co. (The) ,
1.43%, 2/4/2024 250,000 239,577
4.88%, 5/1/2025 300,000 297,703
2.20%, 2/4/2026 550,000 499,710
2.25%, 6/15/2026 500,000 450,097

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Boeing Co. (The),
5.04%, 5/1/2027(b) 500,000 494,489
3.20%, 3/1/2029 500,000 438,445
2.95%, 2/1/2030(b) 85,000 71,988
5.15%, 5/1/2030(b) 800,000 780,511
3.25%, 2/1/2035 100,000 76,050
5.71%, 5/1/2040 350,000 333,747
3.75%, 2/1/2050 200,000 137,312
5.81%, 5/1/2050 500,000 463,588
5.93%, 5/1/2060 160,000 145,751
General Dynamics Corp. ,
1.15%, 6/1/2026 45,000 39,953
2.63%, 11/15/2027 300,000 272,541
3.63%, 4/1/2030(b) 200,000 185,866
2.25%, 6/1/2031 30,000 25,094
2.85%, 6/1/2041 50,000 36,975
4.25%, 4/1/2050(b) 200,000 177,405
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027 200,000 181,519
L3Harris Technologies, Inc. ,
3.95%, 5/28/2024 257,000 252,829
2.90%, 12/15/2029 100,000 85,300
1.80%, 1/15/2031 185,000 141,976
4.85%, 4/27/2035 90,000 83,860
Leidos, Inc. ,
3.63%, 5/15/2025(b) 100,000 96,027
Lockheed Martin Corp. ,
3.55%, 1/15/2026 126,000 122,396
3.90%, 6/15/2032(b) 50,000 47,115
5.25%, 1/15/2033(b) 25,000 25,776
3.60%, 3/1/2035 110,000 97,633
4.07%, 12/15/2042 393,000 339,971
4.70%, 5/15/2046 250,000 230,980
4.15%, 6/15/2053 100,000 84,814
5.70%, 11/15/2054 25,000 26,194
4.30%, 6/15/2062 100,000 84,002
Northrop Grumman Corp. ,
2.93%, 1/15/2025 500,000 479,500
4.75%, 6/1/2043 250,000 230,964
4.03%, 10/15/2047 400,000 331,473
Raytheon Technologies Corp. ,
3.95%, 8/16/2025 200,000 195,388
1.90%, 9/1/2031(b) 50,000 39,255
2.38%, 3/15/2032 185,000 149,816
4.70%, 12/15/2041 50,000 45,062
4.50%, 6/1/2042 700,000 629,523
3.75%, 11/1/2046 100,000 77,181
4.63%, 11/16/2048 400,000 360,428
3.03%, 3/15/2052 195,000 132,200
Textron, Inc. ,
4.30%, 3/1/2024 250,000 246,586
9,984,570
Air Freight & Logistics 0.1%
FedEx Corp. ,
3.10%, 8/5/2029(b) 100,000 88,246
3.90%, 2/1/2035 380,000 323,060
4.55%, 4/1/2046 500,000 405,634
5.25%, 5/15/2050(b) 200,000 182,098
Corporate Bonds
Principal
Amount ($) Value ($)
Air Freight & Logistics
United Parcel Service, Inc. ,
3.05%, 11/15/2027 100,000 93,889
6.20%, 1/15/2038 295,000 326,145
3.40%, 9/1/2049 320,000 247,070
5.30%, 4/1/2050(b) 150,000 155,640
1,821,782
Airlines 0.0%
†
American Airlines Pass-
Through Trust ,
Series 2021-1, Class A,
2.88%, 7/11/2034 300,000 241,419
Southwest Airlines Co. ,
5.13%, 6/15/2027(b) 275,000 271,526
2.63%, 2/10/2030 50,000 41,486
554,431
Auto Components 0.0%
†
Aptiv plc ,
3.25%, 3/1/2032(b) 110,000 89,976
5.40%, 3/15/2049(b) 150,000 127,241
3.10%, 12/1/2051 50,000 29,549
4.15%, 5/1/2052 100,000 71,952
BorgWarner, Inc. ,
3.38%, 3/15/2025(b) 135,000 129,329
2.65%, 7/1/2027(b) 55,000 48,926
Lear Corp. ,
2.60%, 1/15/2032 50,000 37,618
5.25%, 5/15/2049 150,000 122,812
657,403
Automobiles 0.1%
General Motors Co. ,
6.13%, 10/1/2025 400,000 407,084
4.20%, 10/1/2027 250,000 235,082
6.80%, 10/1/2027 100,000 103,798
5.40%, 10/15/2029(b) 60,000 57,258
5.60%, 10/15/2032(b) 90,000 83,610
5.15%, 4/1/2038 250,000 215,670
5.20%, 4/1/2045 250,000 203,193
5.40%, 4/1/2048(b) 200,000 163,465
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032 100,000 85,667
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031(b) 250,000 308,199
1,863,026
Banks 4.9%
Banco Santander SA ,
2.75%, 5/28/2025 200,000 187,178
5.18%, 11/19/2025 200,000 196,736
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.72%, 9/14/2027(b)(c) 200,000 170,833
3.80%, 2/23/2028 600,000 544,111

32 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.17%, 3/24/2028(c) 200,000 185,503
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.22%, 11/22/2032(b)(c) 200,000 151,021
Bank of America Corp. ,
4.00%, 4/1/2024(b) 350,000 345,587
(SOFR + 0.67%), 1.84%,
2/4/2025(c) 85,000 81,496
Series L, 3.95%, 4/21/2025 310,000 301,694
(SOFR + 0.69%), 0.98%,
4/22/2025(c) 300,000 281,266
(SOFR + 1.11%), 3.84%,
4/25/2025(c) 280,000 273,371
3.88%, 8/1/2025(b) 250,000 243,348
(SOFR + 0.65%), 1.53%,
12/6/2025(c) 400,000 368,920
(ICE LIBOR USD 3
Month + 0.64%), 2.01%,
2/13/2026(c) 300,000 278,466
4.45%, 3/3/2026(b) 125,000 122,483
(SOFR + 1.33%), 3.38%,
4/2/2026(c) 400,000 382,016
3.50%, 4/19/2026 290,000 276,759
(SOFR + 1.15%), 1.32%,
6/19/2026(c) 500,000 450,248
(SOFR + 1.75%), 4.83%,
7/22/2026(b)(c) 235,000 232,254
4.25%, 10/22/2026 435,000 420,188
(SOFR + 1.01%), 1.20%,
10/24/2026(b)(c) 200,000 177,806
(ICE LIBOR USD 3
Month + 1.06%), 3.56%,
4/23/2027(c) 700,000 655,809
(SOFR + 0.96%), 1.73%,
7/22/2027(c) 850,000 744,699
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(c) 500,000 466,558
(SOFR + 1.05%), 2.55%,
2/4/2028(c) 280,000 248,692
(SOFR + 1.58%), 4.38%,
4/27/2028(c) 260,000 248,644
(SOFR + 2.04%), 4.95%,
7/22/2028(c) 250,000 244,165
(SOFR + 1.99%), 6.20%,
11/10/2028(c) 70,000 72,273
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(c) 1,000,000 905,529
(SOFR + 1.06%), 2.09%,
6/14/2029(b)(c) 100,000 84,149
(ICE LIBOR USD 3
Month + 1.19%), 2.88%,
10/22/2030(c) 200,000 167,315
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3
Month + 0.99%), 2.50%,
2/13/2031(c) 200,000 162,558
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 600,000 488,662
(SOFR + 1.37%), 1.92%,
10/24/2031(b)(c) 400,000 305,555
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 630,000 504,242
(SOFR + 1.22%), 2.30%,
7/21/2032(c) 100,000 77,011
(SOFR + 1.21%), 2.57%,
10/20/2032(c) 280,000 219,297
(SOFR + 1.33%), 2.97%,
2/4/2033(c) 350,000 281,967
(SOFR + 1.83%), 4.57%,
4/27/2033(b)(c) 290,000 265,264
(SOFR + 2.16%), 5.02%,
7/22/2033(b)(c) 265,000 251,589
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(c) 300,000 220,428
(ICE LIBOR USD 3
Month + 1.81%), 4.24%,
4/24/2038(c) 250,000 212,379
7.75%, 5/14/2038 200,000 232,486
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 300,000 201,810
5.88%, 2/7/2042 250,000 254,745
(SOFR + 1.58%), 3.31%,
4/22/2042(c) 300,000 219,941
5.00%, 1/21/2044 350,000 321,787
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(c) 300,000 253,000
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(c) 300,000 246,057
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(c) 600,000 469,535
(SOFR + 1.88%), 2.83%,
10/24/2051(c) 60,000 36,782
(SOFR + 1.56%), 2.97%,
7/21/2052(c) 50,000 31,231
Bank of Montreal ,
2.15%, 3/8/2024 100,000 96,746
0.63%, 7/9/2024 300,000 280,362
1.85%, 5/1/2025 500,000 467,052
1.25%, 9/15/2026(b) 300,000 262,130
2.65%, 3/8/2027 100,000 91,330
Bank of Nova Scotia (The) ,
0.65%, 7/31/2024(b) 80,000 74,581
5.25%, 12/6/2024 20,000 20,037
1.45%, 1/10/2025 50,000 46,501
3.45%, 4/11/2025 90,000 86,611
1.05%, 3/2/2026 250,000 221,055

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Nova Scotia (The),
1.35%, 6/24/2026(b) 300,000 265,986
1.30%, 9/15/2026 200,000 174,697
1.95%, 2/2/2027(b) 50,000 44,510
2.15%, 8/1/2031(b) 300,000 237,697
2.45%, 2/2/2032 50,000 40,214
Barclays plc ,
5.20%, 5/12/2026(b) 500,000 486,248
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
5.30%, 8/9/2026(c) 200,000 198,505
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.05%),
7.32%, 11/2/2026(b)(c) 200,000 207,159
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
2.28%, 11/24/2027(c) 400,000 345,751
4.34%, 1/10/2028 200,000 185,825
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
5.50%, 8/9/2028(c) 200 ,000 193,707
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(c) 200,000 208,466
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(b)(c) 400,000 375,652
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(c) 200,000 184,212
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
7.44%, 11/2/2033(b)(c) 200,000 209,560
5.25%, 8/17/2045(b) 205,000 183,172
4.95%, 1/10/2047(b) 200,000 170,233
Canadian Imperial Bank of
Commerce ,
1.00%, 10/18/2024(b) 200,000 186,522
3.95%, 8/4/2025(b) 60,000 58,601
1.25%, 6/22/2026(b) 200,000 175,564
Citigroup, Inc. ,
3.75%, 6/16/2024(b) 500,000 491,280
3.30%, 4/27/2025(b) 560,000 542,227
(SOFR + 1.37%), 4.14%,
5/24/2025(c) 105,000 102,967
(SOFR + 0.69%), 2.01%,
1/25/2026(c) 145,000 134,381
4.60%, 3/9/2026 350,000 343,777
(SOFR + 1.53%), 3.29%,
3/17/2026(c) 90,000 85,550
(SOFR + 2.84%), 3.11%,
4/8/2026(c) 400,000 378,633
3.40%, 5/1/2026(b) 500,000 473,906
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 1.55%), 5.61%,
9/29/2026(c) 230,000 230,984
(SOFR + 0.77%), 1.46%,
6/9/2027(b)(c) 285,000 247,211
4.45%, 9/29/2027 500,000 476,704
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(c) 500,000 467,234
(SOFR + 1.28%), 3.07%,
2/24/2028(c) 400,000 360,611
(SOFR + 1.89%), 4.66%,
5/24/2028(c) 70,000 67,743
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(b)(c) 700,000 638,677
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(c) 500,000 450,943
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 200,000 168,165
(SOFR + 1.15%), 2.67%,
1/29/2031(c) 100,000 82,018
(SOFR + 3.91%), 4.41%,
3/31/2031(c) 300,000 275,489
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 300,000 242,637
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 245,000 193,419
6.63%, 6/15/2032(b) 333,000 350,668
(SOFR + 1.35%), 3.06%,
1/25/2033(c) 450,000 363,157
(SOFR + 1.94%), 3.79%,
3/17/2033(c) 90,000 76,976
(SOFR + 2.09%), 4.91%,
5/24/2033(b)(c) 35,000 32,775
(SOFR + 2.34%), 6.27%,
11/17/2033(c) 200,000 206,328
8.13%, 7/15/2039 350,000 430,144
(SOFR + 4.55%), 5.32%,
3/26/2041(c) 300,000 285,993
6.68%, 9/13/2043(b) 150,000 160,307
4.65%, 7/23/2048(b) 200,000 172,005
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030 170,000 138,156
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 40,000 37,179
Comerica, Inc. ,
4.00%, 2/1/2029 250,000 234,108
Cooperatieve Rabobank UA ,
1.38%, 1/10/2025(b) 250,000 233,367
3.38%, 5/21/2025 250,000 242,171
5.25%, 5/24/2041(b) 175,000 175,114
5.25%, 8/4/2045(b) 250,000 224,158
Discover Bank ,
2.45%, 9/12/2024 300,000 283,767

34 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Fifth Third Bancorp ,
3.65%, 1/25/2024(b) 500,000 492,439
(SOFR + 1.36%), 4.06%,
4/25/2028(b)(c) 40,000 37,925
(SOFR + 2.19%), 6.36%,
10/27/2028(c) 60,000 61,734
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(c) 60,000 57,224
(SOFR + 1.66%), 4.34%,
4/25/2033(c) 40,000 36,546
Fifth Third Bank NA ,
3.95%, 7/28/2025 200,000 196,301
3.85%, 3/15/2026 300,000 285,962
2.25%, 2/1/2027(b) 295,000 265,566
HSBC Holdings plc ,
4.25%, 3/14/2024(b) 500,000 491,125
(SOFR + 1.43%), 3.00%,
3/10/2026(c) 200,000 187,975
(SOFR + 1.54%), 1.64%,
4/18/2026(c) 1,200,000 1,083,135
(SOFR + 3.03%), 7.34%,
11/3/2026(c) 300,000 312,022
(SOFR + 1.10%), 2.25%,
11/22/2027(c) 200,000 173,209
(SOFR + 2.11%), 4.75%,
6/9/2028(c) 200,000 189,042
(SOFR + 3.35%), 7.39%,
11/3/2028(b)(c) 215,000 225,954
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 200,000 161,436
4.95%, 3/31/2030(b) 200,000 190,740
(SOFR + 1.19%), 2.80%,
5/24/2032(b)(c) 220,000 170,209
(SOFR + 2.53%), 4.76%,
3/29/2033(b)(c) 200,000 173,332
(SOFR + 4.25%), 8.11%,
11/3/2033(c) 300,000 317,424
6.50%, 5/2/2036(b) 400,000 391,289
6.50%, 9/15/2037 400,000 384,840
6.80%, 6/1/2038 200,000 198,501
5.25%, 3/14/2044(b) 250,000 210,580
HSBC USA, Inc. ,
3.75%, 5/24/2024 200,000 196,092
3.50%, 6/23/2024 500,000 487,432
Huntington Bancshares, Inc. ,
(SOFR + 1.97%), 4.44%,
8/4/2028(c) 30,000 28,576
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(c) 250,000 179,787
Huntington National Bank
(The) ,
(United States SOFR
Compounded Index
+ 1.65%), 4.55%,
5/17/2028(c) 250,000 241,217
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ING Groep NV ,
4.55%, 10/2/2028(b) 200,000 190,906
JPMorgan Chase & Co. ,
3.88%, 9/10/2024 1,000,000 978,869
3.13%, 1/23/2025 500,000 482,558
(SOFR + 0.54%), 0.82%,
6/1/2025(c) 190,000 177,108
(SOFR + 0.98%), 3.85%,
6/14/2025(c) 200,000 195,544
(CME Term SOFR 3
Month + 0.58%), 0.97%,
6/23/2025(c) 400,000 372,868
(SOFR + 0.49%), 0.77%,
8/9/2025(c) 500,000 461,473
(SOFR + 1.16%), 2.30%,
10/15/2025(c) 250,000 235,588
(SOFR + 0.61%), 1.56%,
12/10/2025(b)(c) 200,000 185,165
(SOFR + 1.07%), 5.55%,
12/15/2025(c) 300,000 300,005
(SOFR + 0.92%), 2.59%,
2/24/2026(c) 90,000 84,614
(CME Term SOFR 3
Month + 1.59%), 2.00%,
3/13/2026(c) 300,000 277,667
3.30%, 4/1/2026(b) 500,000 473,967
(SOFR + 1.32%), 4.08%,
4/26/2026(c) 355,000 344,677
2.95%, 10/1/2026(b) 1,000,000 932,625
8.00%, 4/29/2027 290,000 322,821
(SOFR + 0.77%), 1.47%,
9/22/2027(c) 200,000 173,153
4.25%, 10/1/2027 500,000 481,752
(SOFR + 1.17%), 2.95%,
2/24/2028(c) 85,000 76,891
(SOFR + 1.56%), 4.32%,
4/26/2028(c) 360,000 343,795
(ICE LIBOR USD 3 Month +
1.38%), 3.54%, 5/1/2028(c) 500,000 460,108
(SOFR + 1.99%), 4.85%,
7/25/2028(b)(c) 180,000 175,461
(ICE LIBOR USD 3
Month + 1.12%), 4.01%,
4/23/2029(c) 600,000 555,082
(SOFR + 1.02%), 2.07%,
6/1/2029(c) 500,000 417,594
(SOFR + 1.75%), 4.57%,
6/14/2030(c) 200,000 188,173
(SOFR + 2.04%), 2.52%,
4/22/2031(b)(c) 400,000 327,315
(SOFR + 1.25%), 2.58%,
4/22/2032(b)(c) 75,000 60,078
(SOFR + 1.18%), 2.54%,
11/8/2032(c) 510,000 403,120
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 130,000 105,807
(SOFR + 1.80%), 4.59%,
4/26/2033(c) 35,000 32,402

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 2.08%), 4.91%,
7/25/2033(b)(c) 90,000 85,691
(SOFR + 2.58%), 5.72%,
9/14/2033(c) 270,000 263,534
5.60%, 7/15/2041 400,000 399,850
(SOFR + 1.51%), 2.53%,
11/19/2041(c) 300,000 196,134
5.40%, 1/6/2042 500,000 490,195
4.85%, 2/1/2044 500,000 455,611
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(c) 750,000 613,310
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(c) 250,000 195,000
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 600,000 393,111
(SOFR + 1.58%), 3.33%,
4/22/2052(c) 200,000 135,163
KeyBank NA ,
5.85%, 11/15/2027(b) 250,000 258,045
6.95%, 2/1/2028 225,000 237,071
KeyCorp ,
2.25%, 4/6/2027(b) 50,000 44,257
(United States SOFR
Compounded Index +
2.06%), 4.79%, 6/1/2033(b)
(c) 105,000 99,140
Korea Development Bank
(The) ,
3.00%, 1/13/2026 500,000 474,275
Kreditanstalt fuer
Wiederaufbau ,
2.63%, 2/28/2024(b) 2,500,000 2,438,455
0.63%, 1/22/2026 850,000 761,168
2.88%, 4/3/2028(b) 1,000,000 940,230
0.00%, 6/29/2037(b)(d) 750,000 410,355
Landwirtschaftliche
Rentenbank ,
1.75%, 7/27/2026 1,000,000 914,705
Lloyds Banking Group plc ,
4.50%, 11/4/2024(b) 205,000 200,052
4.58%, 12/10/2025(b) 350,000 338,904
4.65%, 3/24/2026 200,000 191,506
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.80%),
3.75%, 3/18/2028(c) 200,000 184,622
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(c) 500,000 449,648
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.75%),
7.95%, 11/15/2033(c) 200,000 211,700
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Lloyds Banking Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.50%),
3.37%, 12/14/2046(c) 300,000 194,539
M&T Bank Corp. ,
(United States SOFR
Compounded Index
+ 1.78%), 4.55%,
8/16/2028(c) 40,000 38,959
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.70%),
4.79%, 7/18/2025(b)(c) 240,000 237,608
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.95%, 7/19/2025(c) 200,000 185,833
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.45%),
0.96%, 10/11/2025(c) 200,000 183,890
3.85%, 3/1/2026 750,000 717,540
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(c) 200,000 173,388
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
1.64%, 10/13/2027(b)(c) 200,000 173,213
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
2.34%, 1/19/2028(c) 200,000 176,037
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
5.02%, 7/20/2028(b)(c) 300,000 292,838
3.74%, 3/7/2029 600,000 552,918
3.20%, 7/18/2029 500,000 436,585
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(c) 200,000 159,205
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.13%, 7/20/2033(c) 300,000 286,447
Mizuho Financial Group, Inc. ,
(SOFR + 1.36%), 2.55%,
9/13/2025(b)(c) 455,000 429,452
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.55%, 7/9/2027(b)(c) 200,000 174,229
3.17%, 9/11/2027(b) 250,000 227,024

36 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mizuho Financial Group, Inc.,
(SOFR + 1.77%), 2.20%,
7/10/2031(c) 400,000 312,230
2.56%, 9/13/2031 200,000 152,403
National Australia Bank Ltd. ,
2.50%, 7/12/2026 750,000 690,725
National Bank of Canada ,
0.75%, 8/6/2024 250,000 232,497
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.85%),
7.47%, 11/10/2026(b)(c) 300,000 312,180
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(c) 200,000 173,092
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(b)(c) 200,000 178,730
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(c) 500,000 471,016
Oesterreichische Kontrollbank
AG ,
1.50%, 2/12/2025 1,000,000 939,950
PNC Bank NA ,
2.95%, 2/23/2025 500,000 480,482
3.88%, 4/10/2025 500,000 486,277
PNC Financial Services
Group, Inc. (The) ,
1.15%, 8/13/2026 100,000 87,777
(SOFR + 1.62%), 5.35%,
12/2/2028(b)(c) 135,000 136,063
2.55%, 1/22/2030(b) 500,000 424,193
(SOFR + 0.98%), 2.31%,
4/23/2032(c) 200,000 161,788
Regions Financial Corp. ,
2.25%, 5/18/2025(b) 400,000 373,804
1.80%, 8/12/2028(b) 200,000 169,669
Royal Bank of Canada ,
2.55%, 7/16/2024 350,000 337,669
3.97%, 7/26/2024 90,000 88,691
0.65%, 7/29/2024(b) 400,000 373,371
0.75%, 10/7/2024(b) 300,000 278,940
5.66%, 10/25/2024(b) 40,000 40,458
2.25%, 11/1/2024(b) 500,000 476,621
3.38%, 4/14/2025 40,000 38,653
1.20%, 4/27/2026(b) 100,000 88,913
1.15%, 7/14/2026(b) 200,000 176,104
1.40%, 11/2/2026(b) 300,000 263,200
2.05%, 1/21/2027 200,000 180,627
3.63%, 5/4/2027 40,000 38,016
4.24%, 8/3/2027 90,000 87,666
6.00%, 11/1/2027(b) 40,000 41,698
2.30%, 11/3/2031(b) 200,000 160,861
3.88%, 5/4/2032(b) 40,000 36,423
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander Holdings USA, Inc. ,
3.50%, 6/7/2024(b) 500,000 485,759
(SOFR + 2.33%), 5.81%,
9/9/2026(c) 40,000 39,698
3.24%, 10/5/2026(b) 300,000 278,420
(SOFR + 1.25%), 2.49%,
1/6/2028(b)(c) 125,000 107,248
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(c) 500,000 440,442
(SOFR + 1.22%), 2.47%,
1/11/2028(b)(c) 200,000 170,792
Santander UK plc ,
4.00%, 3/13/2024 500,000 492,074
Sumitomo Mitsui Financial
Group, Inc. ,
2.45%, 9/27/2024 500,000 475,275
3.78%, 3/9/2026 450,000 432,838
1.40%, 9/17/2026 200,000 174,164
3.35%, 10/18/2027(b) 500,000 459,051
1.90%, 9/17/2028 200,000 164,803
3.20%, 9/17/2029 500,000 429,278
2.93%, 9/17/2041(b) 300,000 201,730
SVB Financial Group ,
1.80%, 10/28/2026 300,000 262,500
(United States SOFR
Compounded Index
+ 1.71%), 4.34%,
4/29/2028(b)(c) 140,000 132,389
(United States SOFR
Compounded Index
+ 1.97%), 4.57%,
4/29/2033(b)(c) 140,000 123,870
Toronto-Dominion Bank (The) ,
0.55%, 3/4/2024(b) 250,000 237,418
2.35%, 3/8/2024(b) 100,000 97,008
3.25%, 3/11/2024(b) 500,000 489,482
0.70%, 9/10/2024 100,000 93,064
4.29%, 9/13/2024(b) 90,000 88,945
1.25%, 12/13/2024(b) 200,000 186,094
1.45%, 1/10/2025 100,000 93,118
3.77%, 6/6/2025(b) 100,000 97,045
0.75%, 1/6/2026(b) 200,000 176,845
1.20%, 6/3/2026(b) 200,000 176,354
1.25%, 9/10/2026 100,000 87,441
1.95%, 1/12/2027(b) 100,000 89,102
2.80%, 3/10/2027(b) 100,000 91,710
4.11%, 6/8/2027 100,000 96,665
4.69%, 9/15/2027(b) 90,000 88,971
2.00%, 9/10/2031 100,000 78,739
2.45%, 1/12/2032 100,000 80,994
3.20%, 3/10/2032(b) 100,000 86,097
4.46%, 6/8/2032(b) 55,000 52,424
Truist Bank ,
2.15%, 12/6/2024 400,000 380,276
3.63%, 9/16/2025 250,000 240,056

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Bank,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.15%),
2.64%, 9/17/2029(c) 250,000 233,797
Truist Financial Corp. ,
2.85%, 10/26/2024(b) 250,000 241,066
4.00%, 5/1/2025(b) 500,000 488,745
(SOFR + 1.46%), 4.26%,
7/28/2026(c) 90,000 88,430
(SOFR + 1.63%), 5.90%,
10/28/2026(c) 100,000 102,230
1.13%, 8/3/2027(b) 300,000 252,898
(SOFR + 1.37%), 4.12%,
6/6/2028(c) 65,000 62,210
(SOFR + 0.86%), 1.89%,
6/7/2029(b)(c) 300,000 251,110
(SOFR + 2.24%), 4.92%,
7/28/2033(b)(c) 90,000 84,419
(SOFR + 2.30%), 6.12%,
10/28/2033(b)(c) 100,000 105,210
US Bancorp ,
(SOFR + 0.73%), 2.22%,
1/27/2028(c) 100,000 89,886
3.90%, 4/26/2028(b) 500,000 479,506
(SOFR + 1.66%), 4.55%,
7/22/2028(c) 105,000 102,544
(SOFR + 1.02%), 2.68%,
1/27/2033(c) 100,000 82,190
(SOFR + 2.11%), 4.97%,
7/22/2033(b)(c) 115,000 109,110
US Bank NA ,
2.80%, 1/27/2025 1,000,000 963,452
Wells Fargo & Co. ,
3.75%, 1/24/2024 1,500,000 1,479,618
3.00%, 2/19/2025 825,000 790,281
3.00%, 4/22/2026 500,000 467,655
(SOFR + 1.32%), 3.91%,
4/25/2026(c) 800,000 777,526
(SOFR + 2.00%), 2.19%,
4/30/2026(c) 400,000 372,263
(SOFR + 1.56%), 4.54%,
8/15/2026(c) 70,000 68,597
4.30%, 7/22/2027 200,000 192,466
(SOFR + 1.51%), 3.53%,
3/24/2028(c) 200,000 185,200
(SOFR + 2.10%), 2.39%,
6/2/2028(c) 800,000 706,071
(SOFR + 1.98%), 4.81%,
7/25/2028(b)(c) 125,000 122,087
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(c) 500,000 424,702
(SOFR + 1.50%), 3.35%,
3/2/2033(c) 200,000 168,480
(SOFR + 2.10%), 4.90%,
7/25/2033(b)(c) 175,000 166,168
(SOFR + 2.53%), 3.07%,
4/30/2041(c) 600,000 427,974
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
5.38%, 11/2/2043 250,000 232,419
5.61%, 1/15/2044(b) 388,000 376,164
4.65%, 11/4/2044 300,000 252,533
4.90%, 11/17/2045 300,000 258,261
4.40%, 6/14/2046 350,000 281,129
(SOFR + 4.50%), 5.01%,
4/4/2051(c) 500,000 440,438
(SOFR + 2.13%), 4.61%,
4/25/2053(c) 300,000 254,014
Westpac Banking Corp. ,
1.15%, 6/3/2026 200,000 176,587
5.46%, 11/18/2027 200,000 204,254
3.40%, 1/25/2028(b) 300,000 279,458
1.95%, 11/20/2028 200,000 170,079
2.65%, 1/16/2030(b) 120,000 104,292
2.15%, 6/3/2031(b) 300,000 248,999
(USD ICE Swap Rate 5
Year + 2.24%), 4.32%,
11/23/2031(b)(c) 300,000 282,348
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(c) 500,000 428,684
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(c) 85,000 63,195
3.13%, 11/18/2041 65,000 42,875
Zions Bancorp NA ,
3.25%, 10/29/2029(b) 250,000 204,300
94,766,181
Beverages 0.5%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 250,000 240,602
4.70%, 2/1/2036 150,000 141,666
4.90%, 2/1/2046 770,000 699,988
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044(b) 150,000 134,812
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028 250,000 237,941
4.60%, 4/15/2048 363,000 315,429
4.44%, 10/6/2048 581,000 496,190
5.55%, 1/23/2049 650,000 642,589
5.80%, 1/23/2059(b) 150,000 153,430
Coca-Cola Co. (The) ,
1.75%, 9/6/2024 500,000 476,496
2.90%, 5/25/2027(b) 500,000 469,973
3.45%, 3/25/2030(b) 200,000 185,989
2.00%, 3/5/2031(b) 95,000 78,342
2.25%, 1/5/2032(b) 300,000 251,633
2.88%, 5/5/2041 300,000 228,766
2.60%, 6/1/2050 400,000 264,948
3.00%, 3/5/2051(b) 135,000 98,162
Coca-Cola Femsa SAB de CV ,
2.75%, 1/22/2030 150,000 129,187

38 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Constellation Brands, Inc. ,
3.60%, 5/9/2024 40,000 39,210
3.50%, 5/9/2027(b) 500,000 468,120
2.88%, 5/1/2030 100,000 85,126
2.25%, 8/1/2031(b) 405,000 321,730
Diageo Capital plc ,
2.38%, 10/24/2029 210,000 179,150
Diageo Investment Corp. ,
7.45%, 4/15/2035(b) 250,000 295,991
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050 200,000 140,262
Keurig Dr Pepper, Inc. ,
3.95%, 4/15/2029 50,000 46,509
4.05%, 4/15/2032(b) 50,000 45,483
4.50%, 4/15/2052(b) 250,000 208,308
Molson Coors Beverage Co. ,
3.00%, 7/15/2026(b) 190,000 176,330
5.00%, 5/1/2042 250,000 221,744
PepsiCo, Inc. ,
2.25%, 3/19/2025 300,000 285,558
3.60%, 2/18/2028 25,000 23,936
2.75%, 3/19/2030 700,000 619,811
1.63%, 5/1/2030(b) 130,000 105,739
1.40%, 2/25/2031 200,000 157,541
1.95%, 10/21/2031 100,000 80,806
3.90%, 7/18/2032 35,000 33,001
2.63%, 10/21/2041 50,000 36,997
4.45%, 4/14/2046(b) 300,000 280,478
3.63%, 3/19/2050 200,000 163,316
2.75%, 10/21/2051(b) 50,000 34,577
4.20%, 7/18/2052 25,000 22,760
9,318,626
Biotechnology 0.4%
AbbVie, Inc. ,
3.85%, 6/15/2024(b) 325,000 319,984
2.60%, 11/21/2024 400,000 382,664
3.80%, 3/15/2025 250,000 243,652
3.60%, 5/14/2025 500,000 484,573
3.20%, 5/14/2026 120,000 113,619
4.55%, 3/15/2035 195,000 182,340
4.50%, 5/14/2035 500,000 463,153
4.05%, 11/21/2039 380,000 325,261
4.40%, 11/6/2042 625,000 542,139
4.75%, 3/15/2045 168,000 150,872
4.25%, 11/21/2049 675,000 560,172
Amgen, Inc. ,
1.65%, 8/15/2028 200,000 166,761
4.05%, 8/18/2029(b) 120,000 112,143
2.00%, 1/15/2032 200,000 156,300
3.35%, 2/22/2032 55,000 48,036
4.20%, 3/1/2033(b) 120,000 111,015
2.80%, 8/15/2041 200,000 138,562
4.56%, 6/15/2048 274,000 233,950
4.66%, 6/15/2051 618,000 531,720
3.00%, 1/15/2052 200,000 127,647
4.20%, 2/22/2052 25,000 19,825
4.88%, 3/1/2053(b) 55,000 48,778
4.40%, 2/22/2062(b) 165,000 130,543
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Baxalta, Inc. ,
4.00%, 6/23/2025 60,000 58,435
Biogen, Inc. ,
2.25%, 5/1/2030(b) 200,000 162,938
3.15%, 5/1/2050(b) 230,000 149,510
3.25%, 2/15/2051 130,000 87,004
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 1,000,000 983,125
3.65%, 3/1/2026 145,000 139,790
1.20%, 10/1/2027 60,000 50,883
1.65%, 10/1/2030 115,000 91,192
5.65%, 12/1/2041 200,000 204,036
4.50%, 2/1/2045 500,000 439,882
4.75%, 3/1/2046 200,000 179,985
2.80%, 10/1/2050(b) 95,000 60,737
Regeneron Pharmaceuticals,
Inc. ,
2.80%, 9/15/2050 65,000 40,314
8,241,540
Building Products 0.1%
Allegion plc ,
3.50%, 10/1/2029 250,000 215,415
Carlisle Cos., Inc. ,
2.20%, 3/1/2032 100,000 75,969
Carrier Global Corp. ,
2.49%, 2/15/2027 31,000 27,944
2.72%, 2/15/2030 50,000 42,095
3.58%, 4/5/2050 350,000 249,569
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029 50,000 43,275
4.00%, 3/25/2032(b) 100,000 86,704
4.50%, 3/25/2052 30,000 22,523
Johnson Controls International
plc ,
3.90%, 2/14/2026 183,000 177,704
1.75%, 9/15/2030(b) 100,000 79,878
2.00%, 9/16/2031(b) 100,000 78,935
4.90%, 12/1/2032(b) 65,000 63,891
4.63%, 7/2/2044(e) 100,000 86,561
Masco Corp. ,
2.00%, 2/15/2031 250,000 192,349
3.13%, 2/15/2051 60,000 37,215
Owens Corning ,
4.30%, 7/15/2047(b) 200,000 153,831
1,633,858
Capital Markets 1.7%
Ameriprise Financial, Inc. ,
4.50%, 5/13/2032(b) 50,000 48,420
ARES Capital Corp. ,
2.88%, 6/15/2027 100,000 84,752
2.88%, 6/15/2028(b) 250,000 200,458
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 50,000 41,193
Bank of New York Mellon
Corp. (The) ,
3.25%, 9/11/2024 750,000 729,300

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The),
2.10%, 10/24/2024 250,000 238,338
Series J, 0.85%, 10/25/2024 100,000 93,133
Series G, 3.00%, 2/24/2025 205,000 197,580
3.35%, 4/25/2025 90,000 87,125
(SOFR + 0.57%), 3.43%,
6/13/2025(c) 40,000 39,107
(SOFR + 1.35%), 4.41%,
7/24/2026(c) 25,000 24,619
1.05%, 10/15/2026 100,000 86,928
2.05%, 1/26/2027(b) 200,000 179,586
(SOFR + 1.15%), 3.99%,
6/13/2028(c) 40,000 38,265
(United States SOFR
Compounded Index
+ 1.80%), 5.80%,
10/25/2028(c) 25,000 25,851
Series J, 1.90%, 1/25/2029 200,000 167,183
3.85%, 4/26/2029 90,000 83,574
1.80%, 7/28/2031 100,000 77,182
2.50%, 1/26/2032 100,000 81,098
(SOFR + 1.42%), 4.29%,
6/13/2033(c) 40,000 37,410
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(c) 180,000 186,587
Blackstone Private Credit
Fund ,
4.70%, 3/24/2025(b) 100,000 95,859
7.05%, 9/29/2025(f) 50,000 49,604
3.25%, 3/15/2027 200,000 168,392
4.00%, 1/15/2029(b) 200,000 165,005
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 200,000 155,285
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 50,000 38,064
Brookfield Finance LLC ,
3.45%, 4/15/2050 200,000 126,320
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 40,000 38,514
3.90%, 1/25/2028(b) 40,000 36,676
4.85%, 3/29/2029 300,000 286,135
3.50%, 3/30/2051 35,000 22,216
3.63%, 2/15/2052 15,000 9,744
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030(b) 300,000 232,816
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026(b) 170,000 150,786
1.15%, 5/13/2026(b) 400,000 355,421
2.45%, 3/3/2027(b) 40,000 36,465
1.65%, 3/11/2031(b) 200,000 155,685
2.30%, 5/13/2031(b) 300,000 245,314
1.95%, 12/1/2031 100,000 78,253
2.90%, 3/3/2032(b) 100,000 84,980
CI Financial Corp. ,
4.10%, 6/15/2051 50,000 29,468
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
CME Group, Inc. ,
3.00%, 3/15/2025(b) 500,000 483,110
2.65%, 3/15/2032 50,000 41,882
Credit Suisse AG ,
3.63%, 9/9/2024 250,000 233,110
2.95%, 4/9/2025(b) 400,000 360,001
5.00%, 7/9/2027(b) 250,000 227,862
Credit Suisse Group AG ,
3.75%, 3/26/2025 390,000 351,016
4.55%, 4/17/2026 250,000 220,493
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032(b) 55,000 55,574
Deutsche Bank AG ,
3.70%, 5/30/2024(b) 470,000 461,816
(SOFR + 2.58%), 3.96%,
11/26/2025(b)(c) 200,000 191,113
(SOFR + 1.87%), 2.13%,
11/24/2026(b)(c) 155,000 136,742
(SOFR + 1.22%), 2.31%,
11/16/2027(c) 170,000 144,140
(SOFR + 1.32%), 2.55%,
1/7/2028(c) 200,000 170,009
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 350,000 280,591
(SOFR + 1.72%), 3.04%,
5/28/2032(c) 150,000 113,690
FactSet Research Systems,
Inc. ,
2.90%, 3/1/2027 30,000 27,233
3.45%, 3/1/2032 25,000 20,960
FS KKR Capital Corp. ,
2.63%, 1/15/2027 100,000 83,484
3.25%, 7/15/2027 50,000 42,058
3.13%, 10/12/2028 150,000 120,925
Goldman Sachs Group, Inc.
(The) ,
3.00%, 3/15/2024 85,000 82,886
3.85%, 7/8/2024 385,000 376,732
(SOFR + 0.73%), 1.76%,
1/24/2025(c) 100,000 95,715
3.50%, 4/1/2025 670,000 644,300
3.75%, 5/22/2025(b) 500,000 483,578
4.25%, 10/21/2025 500,000 487,973
3.85%, 1/26/2027 800,000 761,700
(SOFR + 0.80%), 1.43%,
3/9/2027(c) 250,000 219,227
(SOFR + 1.51%), 4.39%,
6/15/2027(c) 65,000 62,622
(SOFR + 0.82%), 1.54%,
9/10/2027(c) 500,000 431,314
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 240,000 209,852
(SOFR + 1.11%), 2.64%,
2/24/2028(c) 95,000 84,587
(SOFR + 1.85%), 3.62%,
3/15/2028(c) 75,000 69,860
(SOFR + 1.73%), 4.48%,
8/23/2028(c) 200,000 191,683

40 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.28%), 2.62%,
4/22/2032(c) 390,000 311,021
(SOFR + 1.25%), 2.38%,
7/21/2032(c) 280,000 217,254
(SOFR + 1.26%), 2.65%,
10/21/2032(c) 165,000 130,279
(SOFR + 1.41%), 3.10%,
2/24/2033(b)(c) 95,000 77,138
6.45%, 5/1/2036 400,000 414,547
6.75%, 10/1/2037 500,000 533,512
(ICE LIBOR USD 3
Month + 1.37%), 4.02%,
10/31/2038(c) 500,000 411,083
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(c) 200,000 172,806
6.25%, 2/1/2041 350,000 365,292
(SOFR + 1.51%), 3.21%,
4/22/2042(c) 200,000 144,061
(SOFR + 1.47%), 2.91%,
7/21/2042(c) 300,000 204,007
(SOFR + 1.63%), 3.44%,
2/24/2043(c) 35,000 25,717
4.80%, 7/8/2044 300,000 265,236
Golub Capital BDC, Inc. ,
2.05%, 2/15/2027 100,000 81,297
Intercontinental Exchange,
Inc. ,
3.65%, 5/23/2025(b) 45,000 44,019
3.75%, 12/1/2025 160,000 155,468
4.00%, 9/15/2027 180,000 173,833
4.35%, 6/15/2029 150,000 145,040
2.10%, 6/15/2030 165,000 134,688
1.85%, 9/15/2032 500,000 376,718
4.60%, 3/15/2033 110,000 105,219
4.25%, 9/21/2048(b) 100,000 84,071
3.00%, 6/15/2050 75,000 50,171
4.95%, 6/15/2052(b) 120,000 111,363
5.20%, 6/15/2062 110,000 103,628
Jefferies Financial Group, Inc. ,
4.85%, 1/15/2027(b) 500,000 493,672
2.63%, 10/15/2031 50,000 38,142
Legg Mason, Inc. ,
4.75%, 3/15/2026(b) 500,000 500,951
Main Street Capital Corp. ,
3.00%, 7/14/2026(b) 100,000 86,180
Moody's Corp. ,
3.25%, 1/15/2028(b) 300,000 276,528
2.00%, 8/19/2031(b) 60,000 47,398
2.75%, 8/19/2041 75,000 52,234
3.25%, 5/20/2050 35,000 24,167
3.10%, 11/29/2061 95,000 59,790
Morgan Stanley ,
Series F, 3.88%, 4/29/2024 625,000 615,291
(SOFR + 0.51%), 0.79%,
1/22/2025(b)(c) 100,000 94,605
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.16%), 3.62%,
4/17/2025(c) 140,000 136,612
(SOFR + 0.53%), 0.79%,
5/30/2025(b)(c) 370,000 343,987
(SOFR + 0.56%), 1.16%,
10/21/2025(b)(c) 600,000 552,307
(SOFR + 0.94%), 2.63%,
2/18/2026(c) 300,000 281,697
(SOFR + 1.99%), 2.19%,
4/28/2026(c) 640,000 594,730
(SOFR + 1.67%), 4.68%,
7/17/2026(c) 80,000 78,628
3.13%, 7/27/2026 500,000 466,386
3.63%, 1/20/2027 750,000 707,261
3.95%, 4/23/2027 500,000 472,196
(SOFR + 0.86%), 1.51%,
7/20/2027(c) 480,000 416,538
(SOFR + 1.00%), 2.48%,
1/21/2028(c) 195,000 173,268
(SOFR + 1.61%), 4.21%,
4/20/2028(c) 80,000 76,088
(ICE LIBOR USD 3
Month + 1.14%), 3.77%,
1/24/2029(c) 600,000 549,453
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(c) 500, 000 465,352
(SOFR + 3.12%), 3.62%,
4/1/2031(c) 420,000 366,662
7.25%, 4/1/2032 324,000 364,550
(SOFR + 1.02%), 1.93%,
4/28/2032(c) 500,000 377,263
(SOFR + 1.18%), 2.24%,
7/21/2032(c) 500,000 383,597
(SOFR + 1.20%), 2.51%,
10/20/2032(c) 275,000 215,204
(SOFR + 1.29%), 2.94%,
1/21/2033(c) 70,000 56,628
(SOFR + 2.08%), 4.89%,
7/20/2033(b)(c) 45,000 42,278
(SOFR + 2.56%), 6.34%,
10/18/2033(c) 130,000 136,215
(SOFR + 1.36%), 2.48%,
9/16/2036(c) 450,000 326,309
(SOFR + 2.62%), 5.30%,
4/20/2037(c) 80,000 73,149
(SOFR + 1.49%), 3.22%,
4/22/2042(c) 400,000 295,990
4.30%, 1/27/2045(b) 300,000 255,701
(SOFR + 4.84%), 5.60%,
3/24/2051(b)(c) 100,000 99,422
(SOFR + 1.43%), 2.80%,
1/25/2052(c) 205,000 126,218
Nasdaq, Inc. ,
1.65%, 1/15/2031(b) 400,000 305,788
Nomura Holdings, Inc. ,
2.33%, 1/22/2027(b) 300,000 262,627
2.17%, 7/14/2028 200,000 165,136

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Nomura Holdings, Inc.,
5.61%, 7/6/2029 200,000 196,411
3.10%, 1/16/2030 200,000 166,808
Northern Trust Corp. ,
4.00%, 5/10/2027(b) 65,000 63,490
6.13%, 11/2/2032(b) 130,000 137,077
Oaktree Specialty Lending
Corp. ,
2.70%, 1/15/2027 100,000 84,912
Owl Rock Capital Corp. ,
2.88%, 6/11/2028 230,000 180,590
Owl Rock Capital Corp. III ,
3.13%, 4/13/2027 50,000 41,160
Prospect Capital Corp. ,
3.36%, 11/15/2026 100,000 82,899
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046(b) 250,000 222,256
S&P Global, Inc. ,
2.45%, 3/1/2027(f) 30,000 27,398
2.70%, 3/1/2029(f) 100,000 88,022
2.50%, 12/1/2029 80,000 68,392
1.25%, 8/15/2030(b) 110,000 84,600
2.90%, 3/1/2032(f) 25,000 21,324
3.25%, 12/1/2049 65,000 46,479
2.30%, 8/15/2060 40,000 21,773
State Street Corp. ,
3.30%, 12/16/2024(b) 310,000 302,541
2.65%, 5/19/2026(b) 300,000 281,878
(SOFR + 1.35%), 5.75%,
11/4/2026(c) 55,000 56,299
(SOFR + 0.56%), 1.68%,
11/18/2027(b)(c) 200,000 177,153
(SOFR + 0.73%), 2.20%,
2/7/2028(c) 40,000 35,929
(SOFR + 1.72%), 5.82%,
11/4/2028(c) 60,000 61,961
2.40%, 1/24/2030 200,000 169,607
(SOFR + 1.00%), 2.62%,
2/7/2033(c) 20,000 16,340
32,205,494
Chemicals 0.3%
Air Products and Chemicals,
Inc. ,
1.50%, 10/15/2025 25,000 23,010
1.85%, 5/15/2027(b) 105,000 93,292
2.05%, 5/15/2030 145,000 121,375
2.70%, 5/15/2040 65,000 48,362
2.80%, 5/15/2050(b) 40,000 27,691
Cabot Corp. ,
5.00%, 6/30/2032(b) 30,000 27,738
Celanese US Holdings LLC ,
5.90%, 7/5/2024(b) 100,000 99,968
6.05%, 3/15/2025 100,000 99,611
1.40%, 8/5/2026 100,000 83,648
6.17%, 7/15/2027 100,000 98,633
6.33%, 7/15/2029(b) 165,000 160,321
6.38%, 7/15/2032(b) 70,000 66,566
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
CF Industries, Inc. ,
5.15%, 3/15/2034 300,000 283,948
Dow Chemical Co. (The) ,
6.30%, 3/15/2033(b) 25,000 26,299
9.40%, 5/15/2039 206,000 271,359
4.80%, 5/15/2049 350,000 295,396
6.90%, 5/15/2053(b) 25,000 27,145
DuPont de Nemours, Inc. ,
5.42%, 11/15/2048(b) 300,000 285,540
Eastman Chemical Co. ,
4.65%, 10/15/2044(b) 200,000 163,791
Ecolab, Inc. ,
5.25%, 1/15/2028 75,000 76,414
1.30%, 1/30/2031 200,000 152,214
2.13%, 2/1/2032 100,000 79,824
2.13%, 8/15/2050 200,000 111,553
2.70%, 12/15/2051 75,000 46,651
2.75%, 8/18/2055 65,000 38,788
FMC Corp. ,
3.45%, 10/1/2029 60,000 52,885
4.50%, 10/1/2049 85,000 67,253
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048(b) 70,000 59,437
Linde, Inc. ,
4.70%, 12/5/2025(b) 400,000 400,295
3.20%, 1/30/2026 250,000 239,849
Lubrizol Corp. (The) ,
6.50%, 10/1/2034(b) 147,000 167,701
LYB International Finance III
LLC ,
2.25%, 10/1/2030(b) 135,000 107,048
4.20%, 5/1/2050 200,000 147,872
LyondellBasell Industries NV ,
4.63%, 2/26/2055 250,000 194,618
Mosaic Co. (The) ,
4.05%, 11/15/2027(b) 250,000 235,395
Nutrien Ltd. ,
3.00%, 4/1/2025(b) 150,000 142,795
5.95%, 11/7/2025 50,000 51,017
5.88%, 12/1/2036 125,000 127,188
5.25%, 1/15/2045 154,000 140,696
PPG Industries, Inc. ,
1.20%, 3/15/2026 110,000 97,502
2.80%, 8/15/2029 300,000 258,657
RPM International, Inc. ,
2.95%, 1/15/2032 45,000 35,456
Sherwin-Williams Co. (The) ,
3.95%, 1/15/2026 400,000 388,604
2.95%, 8/15/2029 200,000 175,077
2.20%, 3/15/2032 200,000 158,163
4.50%, 6/1/2047 150,000 125,878
2.90%, 3/15/2052 80,000 49,807
Westlake Corp. ,
2.88%, 8/15/2041 100,000 66,043
4.38%, 11/15/2047 200,000 150,507
6,448,880

42 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0.1%
Cintas Corp. No. 2 ,
3.45%, 5/1/2025 30,000 29,026
4.00%, 5/1/2032(b) 40,000 37,554
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 15,727
Republic Services, Inc. ,
3.20%, 3/15/2025 500,000 479,433
1.45%, 2/15/2031 165,000 127,202
2.38%, 3/15/2033(b) 200,000 159,500
6.20%, 3/1/2040 70,000 74,000
Waste Connections, Inc. ,
4.25%, 12/1/2028 100,000 95,546
2.20%, 1/15/2032 100,000 79,331
3.20%, 6/1/2032(b) 50,000 42,892
4.20%, 1/15/2033(b) 100,000 92,874
2.95%, 1/15/2052 70,000 45,894
Waste Management, Inc. ,
2.00%, 6/1/2029 35,000 29,618
2.95%, 6/1/2041 85,000 63,084
4.15%, 7/15/2049 125,000 108,435
1,480,116
Communications Equipment 0.1%
Cisco Systems, Inc. ,
3.50%, 6/15/2025 400,000 388,711
5.90%, 2/15/2039 300,000 321,558
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 54,000 53,000
2.30%, 11/15/2030 300,000 234,586
5.60%, 6/1/2032 100,000 97,345
1,095,200
Construction & Engineering 0.0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 100,000 82,222
2.35%, 1/15/2032 50,000 37,966
3.05%, 10/1/2041 55,000 36,139
156,327
Construction Materials 0.0%
†
Eagle Materials, Inc. ,
2.50%, 7/1/2031 65,000 50,989
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030 500,000 411,943
2.40%, 7/15/2031 25,000 19,965
3.20%, 7/15/2051 50,000 34,019
Vulcan Materials Co. ,
4.50%, 6/15/2047 250,000 207,659
724,575
Consumer Finance 0.9%
AerCap Ireland Capital DAC ,
1.65%, 10/29/2024 150,000 138,360
4.45%, 4/3/2026 200,000 190,887
2.45%, 10/29/2026 180,000 157,400
3.88%, 1/23/2028(b) 500,000 449,673
3.00%, 10/29/2028 300,000 251,333
3.30%, 1/30/2032 300,000 234,528
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
AerCap Ireland Capital DAC,
3.40%, 10/29/2033 150,000 113,729
3.85%, 10/29/2041(b) 150,000 106,046
Ally Financial, Inc. ,
3.88%, 5/21/2024 600,000 584,040
4.63%, 3/30/2025 100,000 97,760
4.75%, 6/9/2027(b) 40,000 37,493
7.10%, 11/15/2027(b) 100,000 101,736
2.20%, 11/2/2028(b) 165,000 128,646
8.00%, 11/1/2031 150,000 154,852
American Express Co. ,
3.38%, 5/3/2024 25,000 24,491
2.50%, 7/30/2024(b) 400,000 384,686
3.00%, 10/30/2024(b) 500,000 483,512
3.63%, 12/5/2024(b) 500,000 486,778
2.25%, 3/4/2025 35,000 33,036
3.95%, 8/1/2025(b) 130,000 127,353
4.20%, 11/6/2025(b) 200,000 197,359
1.65%, 11/4/2026(b) 200,000 177,228
2.55%, 3/4/2027 60,000 54,582
5.85%, 11/5/2027(b) 95,000 98,898
4.05%, 5/3/2029(b) 60,000 57,135
(SOFR + 2.26%), 4.99%,
5/26/2033(b)(c) 25,000 24,030
(SOFR + 1.76%), 4.42%,
8/3/2033(b)(c) 130,000 122,800
American Honda Finance
Corp. ,
0.75%, 8/9/2024(b) 50,000 46,743
2.15%, 9/10/2024(b) 500,000 477,035
1.50%, 1/13/2025 50,000 46,780
1.30%, 9/9/2026(b) 115,000 101,474
2.35%, 1/8/2027(b) 100,000 90,779
2.25%, 1/12/2029 50,000 42,885
Capital One Financial Corp. ,
3.75%, 4/24/2024 700,000 686,752
(SOFR + 1.29%), 2.64%,
3/3/2026(b)(c) 290,000 271,627
(SOFR + 2.16%), 4.98%,
7/24/2026(c) 60,000 58,764
3.75%, 7/28/2026 250,000 235,378
3.65%, 5/11/2027(b) 300,000 282,244
(SOFR + 1.79%), 3.27%,
3/1/2030(c) 95,000 81,222
(SOFR + 2.60%), 5.25%,
7/26/2030(c) 60,000 57,141
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 100,000 71,927
Caterpillar Financial Services
Corp. ,
0.95%, 1/10/2024(b) 200,000 192,933
0.45%, 5/17/2024 300,000 282,599
3.30%, 6/9/2024 250,000 244,322
2.15%, 11/8/2024(b) 500,000 477,029
3.25%, 12/1/2024(b) 500,000 485,189
4.90%, 1/17/2025 40,000 40,106
3.65%, 8/12/2025 100,000 97,556
1.15%, 9/14/2026(b) 100,000 88,259
1.70%, 1/8/2027(b) 200,000 179,208
3.60%, 8/12/2027(b) 100,000 95,421

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Discover Financial Services ,
4.10%, 2/9/2027(b) 250,000 235,249
General Motors Financial Co.,
Inc. ,
1.20%, 10/15/2024 65,000 60,175
6.05%, 10/10/2025(b) 50,000 50,857
5.25%, 3/1/2026 455,000 447,925
1.50%, 6/10/2026 200,000 173,689
2.35%, 2/26/2027(b) 50,000 43,666
5.00%, 4/9/2027(b) 200,000 193,734
2.40%, 10/15/2028(b) 195,000 161,695
3.60%, 6/21/2030 200,000 168,312
2.70%, 6/10/2031(b) 145,000 111,095
John Deere Capital Corp. ,
0.45%, 1/17/2024(b) 250,000 239,032
0.63%, 9/10/2024 65,000 60,655
4.55%, 10/11/2024(b) 30,000 29,996
1.25%, 1/10/2025(b) 200,000 187,066
3.40%, 6/6/2025 30,000 29,103
4.05%, 9/8/2025(b) 55,000 54,130
0.70%, 1/15/2026 200,000 177,968
1.05%, 6/17/2026 100,000 88,741
2.25%, 9/14/2026(b) 250,000 230,165
1.30%, 10/13/2026(b) 55,000 48,623
1.70%, 1/11/2027 200,000 178,340
4.15%, 9/15/2027 60,000 58,843
1.50%, 3/6/2028(b) 250,000 213,190
3.35%, 4/18/2029 40,000 36,963
4.85%, 10/11/2029 40,000 40,039
1.45%, 1/15/2031(b) 200,000 156,358
4.35%, 9/15/2032 60,000 58,286
PACCAR Financial Corp. ,
0.50%, 8/9/2024 60,000 55,875
3.55%, 8/11/2025 30,000 29,075
4.95%, 10/3/2025 80,000 80,355
2.00%, 2/4/2027 100,000 90,237
Synchrony Financial ,
4.25%, 8/15/2024 350,000 341,962
4.88%, 6/13/2025 30,000 29,231
4.50%, 7/23/2025 275,000 263,604
2.88%, 10/28/2031(b) 180,000 134,410
Toyota Motor Credit Corp. ,
0.50%, 6/18/2024 100,000 93,814
0.63%, 9/13/2024(b) 100,000 93,059
4.40%, 9/20/2024 90,000 89,151
1.45%, 1/13/2025 200,000 187,259
1.80%, 2/13/2025 500,000 469,841
3.95%, 6/30/2025 75,000 73,422
3.65%, 8/18/2025 75,000 72,872
1.13%, 6/18/2026(b) 500,000 441,730
3.20%, 1/11/2027 200,000 187,870
1.90%, 1/13/2027 100,000 89,232
3.05%, 3/22/2027 100,000 93,235
4.55%, 9/20/2027(b) 90,000 88,760
4.45%, 6/29/2029(b) 90,000 88,116
2.15%, 2/13/2030(b) 500,000 420,668
1.90%, 9/12/2031 100,000 78,954
16,878,371
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging 0.1%
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 50,000 48,672
2.63%, 6/19/2030 50,000 40,687
2.69%, 5/25/2031(b) 75,000 60,935
Avery Dennison Corp. ,
2.25%, 2/15/2032(b) 100,000 76,079
Berry Global, Inc. ,
0.95%, 2/15/2024 230,000 217,904
International Paper Co. ,
6.00%, 11/15/2041 350,000 348,877
Packaging Corp. of America ,
3.00%, 12/15/2029 50,000 42,785
4.05%, 12/15/2049(b) 100,000 76,237
3.05%, 10/1/2051 40,000 25,576
Sonoco Products Co. ,
1.80%, 2/1/2025(b) 200,000 185,849
2.25%, 2/1/2027(b) 165,000 146,716
3.13%, 5/1/2030 50,000 42,959
2.85%, 2/1/2032(b) 200,000 162,572
WRKCo, Inc. ,
4.90%, 3/15/2029(b) 250,000 240,021
1,715,869
Diversified Consumer Services 0.1%
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 26,838
California Institute of
Technology ,
3.65%, 9/1/2119 100,000 63,694
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 74,198
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 60,493
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 22,126
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 94,494
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 100,000 103,418
4.68%, 7/1/2114 75,000 63,852
Northwestern University ,
Series 2020, 2.64%,
12/1/2050 28,000 18,176
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 57,080
3.30%, 7/15/2056 200,000 149,478
Trustees of Boston University ,
Series CC, 4.06%,
10/1/2048 16,000 13,241

44 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
Trustees of Princeton
University (The) ,
Series 2020, 2.52%,
7/1/2050(b) 84,000 55,892
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 30,001
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051(b) 200,000 134,061
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 38,722
1,005,764
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc. ,
4.50%, 2/11/2043 250,000 233,709
Block Financial LLC ,
2.50%, 7/15/2028 105,000 89,251
Corebridge Financial, Inc. ,
3.50%, 4/4/2025(f) 50,000 47,934
3.65%, 4/5/2027(b)(f) 50,000 46,610
3.85%, 4/5/2029(f) 50,000 45,540
3.90%, 4/5/2032(f) 50,000 43,668
4.35%, 4/5/2042(f) 50,000 41,017
4.40%, 4/5/2052(b)(f) 50,000 39,629
Equitable Holdings, Inc. ,
7.00%, 4/1/2028(b) 133,000 142,124
4.35%, 4/20/2028 650,000 619,297
Jackson Financial, Inc. ,
3.13%, 11/23/2031 200,000 153,296
National Rural Utilities
Cooperative Finance Corp. ,
Series D, 1.00%,
10/18/2024 85,000 78,629
1.88%, 2/7/2025 50,000 46,889
3.45%, 6/15/2025 20,000 19,292
5.45%, 10/30/2025(b) 100,000 101,194
4.80%, 3/15/2028 100,000 99,144
3.70%, 3/15/2029 100,000 91,971
2.40%, 3/15/2030 185,000 154,014
Series C, 8.00%, 3/1/2032 159,000 187,721
2.75%, 4/15/2032(b) 50,000 41,130
4.15%, 12/15/2032 30,000 27,702
5.80%, 1/15/2033 50,000 52,185
ORIX Corp. ,
5.00%, 9/13/2027 40,000 39,507
4.00%, 4/13/2032 50,000 44,345
5.20%, 9/13/2032(b) 40,000 38,987
Shell International Finance
BV ,
2.88%, 5/10/2026 500,000 470,850
2.38%, 11/7/2029(b) 150,000 129,637
4.13%, 5/11/2035 500,000 463,574
6.38%, 12/15/2038 250,000 274,866
2.88%, 11/26/2041 50,000 36,267
4.55%, 8/12/2043 200,000 180,584
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
Shell International Finance
BV,
3.75%, 9/12/2046 500,000 391,555
3.00%, 11/26/2051 100,000 67,712
Voya Financial, Inc. ,
3.65%, 6/15/2026 250,000 235,729
4,775,559
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
1.70%, 3/25/2026 300,000 270,359
2.30%, 6/1/2027(b) 300,000 266,817
1.65%, 2/1/2028 200,000 168,910
4.35%, 3/1/2029(b) 500,000 475,484
4.30%, 2/15/2030 300,000 282,479
2.25%, 2/1/2032(b) 300,000 235,146
2.55%, 12/1/2033 360,000 276,664
4.50%, 5/15/2035 310,000 281,805
4.85%, 3/1/2039 500,000 447,295
4.65%, 6/1/2044 250,000 209,853
3.50%, 9/15/2053 1,140,000 769,427
3.55%, 9/15/2055 975,000 650,563
3.80%, 12/1/2057 814,000 561,606
3.65%, 9/15/2059 379,000 253,676
Bell Telephone Co. of Canada
(The) ,
Series US-4, 3.65%,
3/17/2051 250,000 180,779
3.65%, 8/15/2052 50,000 36,376
British Telecommunications
plc ,
9.62%, 12/15/2030(e) 250,000 299,382
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 369,000 435,146
Orange SA ,
9.00%, 3/1/2031(e) 100,000 122,331
5.38%, 1/13/2042(b) 250,000 241,618
Telefonica Emisiones SA ,
5.21%, 3/8/2047 250,000 200,748
5.52%, 3/1/2049 350,000 292,567
TELUS Corp. ,
2.80%, 2/16/2027 200,000 184,715
3.40%, 5/13/2032 60,000 51,228
4.30%, 6/15/2049(b) 100,000 81,744
Verizon Communications, Inc. ,
0.75%, 3/22/2024 55,000 52,178
3.38%, 2/15/2025(b) 498,000 482,494
0.85%, 11/20/2025(b) 250,000 222,962
1.45%, 3/20/2026(b) 105,000 94,261
4.13%, 3/16/2027 300,000 292,183
2.10%, 3/22/2028 125,000 108,485
4.33%, 9/21/2028(b) 283,000 272,100
3.88%, 2/8/2029(b) 110,000 103,209
3.15%, 3/22/2030 200,000 176,368
1.75%, 1/20/2031 500,000 387,919
2.55%, 3/21/2031 415,000 341,279
2.36%, 3/15/2032(b) 840,000 665,870
4.81%, 3/15/2039 385,000 352,657
3.40%, 3/22/2041 530,000 398,508

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc.,
2.85%, 9/3/2041 110,000 75,702
2.88%, 11/20/2050 700,000 438,871
3.55%, 3/22/2051(b) 270,000 192,335
3.88%, 3/1/2052(b) 90,000 68,252
2.99%, 10/30/2056 500,000 305,050
3.00%, 11/20/2060 400,000 238,169
3.70%, 3/22/2061 350,000 244,122
12,789,692
Electric Utilities 1.4%
AEP Texas, Inc. ,
4.70%, 5/15/2032(b) 20,000 19,157
5.25%, 5/15/2052 20,000 19,125
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 50,000 31,704
Series O, 4.50%, 6/15/2052 80,000 70,363
Alabama Power Co. ,
3.75%, 9/1/2027(b) 40,000 38,325
3.94%, 9/1/2032 40,000 36,737
4.15%, 8/15/2044 350,000 289,630
3.13%, 7/15/2051 80,000 54,317
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 155,000 149,448
5.75%, 11/1/2027 100,000 102,644
5.95%, 11/1/2032(b) 100,000 104,412
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 30,000 27,972
Arizona Public Service Co. ,
2.60%, 8/15/2029 50,000 41,695
2.20%, 12/15/2031 100,000 76,295
6.35%, 12/15/2032 100,000 105,165
3.50%, 12/1/2049 200,000 135,665
Baltimore Gas and Electric
Co. ,
2.25%, 6/15/2031 80,000 64,806
3.20%, 9/15/2049 115,000 80,897
2.90%, 6/15/2050 60,000 39,650
4.55%, 6/1/2052 30,000 26,495
CenterPoint Energy Houston
Electric LLC ,
Series ai., 4.45%, 10/1/2032 40,000 38,561
4.50%, 4/1/2044 250,000 224,022
Series AD, 2.90%, 7/1/2050 60,000 40,341
Series AJ, 4.85%, 10/1/2052 40,000 38,167
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024(b) 400,000 402,280
Commonwealth Edison Co. ,
4.35%, 11/15/2045 200,000 170,621
3.65%, 6/15/2046 250,000 189,882
4.00%, 3/1/2048(b) 350,000 287,512
Series 127, 3.20%,
11/15/2049(b) 155,000 110,202
Series 131, 2.75%, 9/1/2051 200,000 127,986
Connecticut Light and Power
Co. (The) ,
Series A, 2.05%, 7/1/2031 100,000 80,269
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Dominion Energy South
Carolina, Inc. ,
Series A, 2.30%,
12/1/2031(b) 50,000 40,326
6.05%, 1/15/2038 150,000 157,412
5.10%, 6/1/2065 100,000 90,960
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 40,000 34,485
4.30%, 7/1/2044 500,000 429,564
Series B, 3.65%, 3/1/2052 25,000 19,317
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026(b) 500,000 470,591
2.45%, 2/1/2030 100,000 85,413
2.85%, 3/15/2032 70,000 59,215
3.70%, 12/1/2047 500,000 380,370
3.20%, 8/15/2049 50,000 35,044
3.55%, 3/15/2052 35,000 26,139
Duke Energy Corp. ,
0.90%, 9/15/2025 50,000 44,675
5.00%, 12/8/2025 65,000 64,859
5.00%, 12/8/2027(b) 85,000 84,519
4.30%, 3/15/2028 80,000 76,978
2.45%, 6/1/2030 70,000 57,560
2.55%, 6/15/2031(b) 150,000 122,222
4.50%, 8/15/2032(b) 90,000 84,303
3.50%, 6/15/2051 200,000 138,852
5.00%, 8/15/2052 90,000 79,863
Duke Energy Florida LLC ,
3.20%, 1/15/2027(b) 250,000 236,021
2.50%, 12/1/2029 70,000 59,823
2.40%, 12/15/2031(b) 95,000 77,573
5.65%, 4/1/2040 300,000 302,437
3.40%, 10/1/2046 500,000 359,091
3.00%, 12/15/2051 45,000 30,166
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 126,503
Duke Energy Progress LLC ,
3.40%, 4/1/2032 50,000 44,189
4.15%, 12/1/2044 100,000 83,301
4.20%, 8/15/2045 500,000 418,190
Edison International ,
3.55%, 11/15/2024(b) 175,000 168,941
4.70%, 8/15/2025 40,000 39,138
4.13%, 3/15/2028 500,000 463,845
Emera US Finance LP ,
4.75%, 6/15/2046 200,000 154,311
Entergy Corp. ,
1.90%, 6/15/2028(b) 500,000 422,698
2.80%, 6/15/2030 80,000 67,571
3.75%, 6/15/2050 35,000 25,770
Entergy Louisiana LLC ,
4.75%, 9/15/2052 200,000 179,456
Entergy Texas, Inc. ,
4.00%, 3/30/2029 50,000 47,156
1.75%, 3/15/2031 400,000 311,877
3.55%, 9/30/2049 200,000 143,495
5.00%, 9/15/2052(b) 20,000 18,283
Evergy Kansas Central, Inc. ,
4.10%, 4/1/2043 200,000 164,052

46 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Evergy, Inc. ,
2.90%, 9/15/2029 250,000 215,885
Eversource Energy ,
4.20%, 6/27/2024 40,000 39,536
Series H, 3.15%, 1/15/2025 245,000 235,433
Series Q, 0.80%, 8/15/2025 100,000 89,600
2.90%, 3/1/2027 50,000 46,035
4.60%, 7/1/2027 35,000 34,513
Series O, 4.25%, 4/1/2029 400,000 378,634
Series R, 1.65%, 8/15/2030 100,000 77,811
3.38%, 3/1/2032 50,000 43,526
3.45%, 1/15/2050 100,000 72,538
Exelon Corp. ,
5.63%, 6/15/2035 300,000 304,062
4.10%, 3/15/2052(b)(f) 35,000 27,967
Florida Power & Light Co. ,
2.85%, 4/1/2025 60,000 57,449
3.13%, 12/1/2025(b) 500,000 482,076
5.65%, 2/1/2037 450,000 458,077
3.95%, 3/1/2048 500,000 412,645
2.88%, 12/4/2051 10,000 6,706
Georgia Power Co. ,
Series A, 2.20%, 9/15/2024 1,000,000 953,596
4.70%, 5/15/2032 60,000 57,844
4.30%, 3/15/2042 500,000 429,317
5.13%, 5/15/2052(b) 25,000 23,435
Iberdrola International BV ,
5.81%, 3/15/2025 118,000 119,600
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 350,000 292,518
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 200,000 182,862
3.10%, 11/30/2051 70,000 45,392
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 450,000 373,098
MidAmerican Energy Co. ,
5.80%, 10/15/2036 550,000 576,052
4.80%, 9/15/2043 400,000 372,668
2.70%, 8/1/2052 100,000 64,026
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 100,000 63,630
Nevada Power Co. ,
Series DD, 2.40%, 5/1/2030 100,000 83,831
Series EE, 3.13%, 8/1/2050 100,000 67,571
Series GG, 5.90%, 5/1/2053 30,000 31,973
NextEra Energy Capital
Holdings, Inc. ,
4.20%, 6/20/2024 70,000 69,078
4.26%, 9/1/2024 90,000 88,779
4.45%, 6/20/2025(b) 70,000 69,134
1.88%, 1/15/2027 270,000 238,965
4.63%, 7/15/2027 150,000 147,488
1.90%, 6/15/2028 125,000 106,719
2.75%, 11/1/2029(b) 245,000 211,914
2.44%, 1/15/2032(b) 145,000 117,001
5.00%, 7/15/2032 105,000 102,978
3.00%, 1/15/2052 85,000 55,492
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Northern States Power Co. ,
4.00%, 8/15/2045(b) 165,000 134,353
4.50%, 6/1/2052 25,000 22,650
NSTAR Electric Co. ,
3.95%, 4/1/2030 200,000 188,009
Ohio Power Co. ,
Series R, 2.90%, 10/1/2051 90,000 58,556
Oncor Electric Delivery Co.
LLC ,
4.55%, 9/15/2032(f) 40,000 39,161
4.55%, 12/1/2041 150,000 136,562
5.30%, 6/1/2042 150,000 149,173
3.10%, 9/15/2049 50,000 35,389
2.70%, 11/15/2051 105,000 68,575
4.60%, 6/1/2052(f) 90,000 82,268
4.95%, 9/15/2052(f) 100,000 96,513
Pacific Gas and Electric Co. ,
4.95%, 6/8/2025 100,000 98,456
3.15%, 1/1/2026 350,000 325,223
5.45%, 6/15/2027 100,000 98,611
3.75%, 7/1/2028 400,000 354,799
4.20%, 3/1/2029 200,000 178,555
4.55%, 7/1/2030 250,000 226,600
2.50%, 2/1/2031 150,000 116,383
3.25%, 6/1/2031 200,000 162,570
5.90%, 6/15/2032 100,000 97,579
4.50%, 7/1/2040 100,000 78,157
4.20%, 6/1/2041 250,000 185,055
4.95%, 7/1/2050 250,000 193,710
5.25%, 3/1/2052(b) 200,000 163,273
PacifiCorp ,
5.25%, 6/15/2035 177,000 173,306
5.35%, 12/1/2053 100,000 98,970
PECO Energy Co. ,
3.70%, 9/15/2047 250,000 195,325
4.60%, 5/15/2052 30,000 26,971
4.38%, 8/15/2052 30,000 26,388
Progress Energy, Inc. ,
7.75%, 3/1/2031 136,000 154,076
Public Service Co. of
Colorado ,
Series 35, 1.90%, 1/15/2031 200,000 160,427
Series 38, 4.10%, 6/1/2032 30,000 28,220
4.30%, 3/15/2044 250,000 212,920
Series 34, 3.20%, 3/1/2050 200,000 141,862
Series 36, 2.70%, 1/15/2051 200,000 128,765
Series 39, 4.50%, 6/1/2052 30,000 26,923
Public Service Co. of
Oklahoma ,
Series J, 2.20%, 8/15/2031 100,000 79,632
Series K, 3.15%,
8/15/2051(b) 50,000 33,142
Public Service Electric and
Gas Co. ,
1.90%, 8/15/2031 165,000 131,154
4.90%, 12/15/2032 100,000 100,179
3.95%, 5/1/2042 400,000 334,599
3.20%, 8/1/2049 250,000 178,460

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern California Edison
Co. ,
Series C, 4.20%, 6/1/2025 70,000 68,699
Series D, 4.70%, 6/1/2027 75,000 73,440
5.85%, 11/1/2027 35,000 36,025
Series G, 2.50%, 6/1/2031 100,000 82,401
2.75%, 2/1/2032(b) 100,000 83,727
5.95%, 11/1/2032 25,000 26,415
6.00%, 1/15/2034 177,000 184,839
4.00%, 4/1/2047 200,000 156,295
Series C, 4.13%, 3/1/2048 200,000 159,595
Series B, 4.88%, 3/1/2049 300,000 263,797
Series H, 3.65%,
6/1/2051(b) 30,000 21,805
Series E, 5.45%, 6/1/2052 40,000 38,196
Southern Co. (The) ,
5.15%, 10/6/2025 50,000 50,323
3.25%, 7/1/2026 295,000 277,389
4.40%, 7/1/2046 200,000 166,798
Southwestern Electric Power
Co. ,
Series L, 3.85%, 2/1/2048 550,000 405,567
3.25%, 11/1/2051 100,000 65,740
Tampa Electric Co. ,
4.10%, 6/15/2042 100,000 81,264
3.63%, 6/15/2050 40,000 28,934
5.00%, 7/15/2052 35,000 31,928
Tucson Electric Power Co. ,
3.25%, 5/15/2032 20,000 16,985
Union Electric Co. ,
2.15%, 3/15/2032 100,000 79,038
3.65%, 4/15/2045 250,000 192,035
3.25%, 10/1/2049 250,000 176,894
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 40,239
Series B, 4.20%, 5/15/2045 200,000 162,549
2.95%, 11/15/2051 50,000 32,856
Series C, 4.63%, 5/15/2052 40,000 34,907
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028 245,000 208,572
4.75%, 9/30/2032 25,000 24,496
5.63%, 5/15/2033 59,000 60,843
Wisconsin Power and Light
Co. ,
3.95%, 9/1/2032 100,000 91,519
Wisconsin Public Service
Corp. ,
5.35%, 11/10/2025 30,000 30,331
Xcel Energy, Inc. ,
3.30%, 6/1/2025 500,000 479,903
4.60%, 6/1/2032 60,000 57,302
6.50%, 7/1/2036 177,000 191,545
27,383,043
Electrical Equipment 0.1%
Eaton Corp. ,
3.10%, 9/15/2027(b) 500,000 465,117
4.15%, 3/15/2033(b) 20,000 18,592
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment
Emerson Electric Co. ,
2.00%, 12/21/2028 200,000 169,826
1.95%, 10/15/2030 100,000 80,908
2.20%, 12/21/2031 100,000 80,830
2.80%, 12/21/2051 45,000 28,950
Rockwell Automation, Inc. ,
1.75%, 8/15/2031 50,000 39,585
2.80%, 8/15/2061 60,000 35,576
919,384
Electronic Equipment, Instruments & Components 0.1%
Allegion US Holding Co., Inc. ,
5.41%, 7/1/2032 30,000 29,049
Amphenol Corp. ,
2.80%, 2/15/2030 250,000 213,391
Arrow Electronics, Inc. ,
2.95%, 2/15/2032(b) 160,000 126,149
Avnet, Inc. ,
3.00%, 5/15/2031 100,000 77,598
5.50%, 6/1/2032 20,000 18,468
CDW LLC ,
2.67%, 12/1/2026(b) 150,000 133,173
3.28%, 12/1/2028 150,000 128,424
3.57%, 12/1/2031(b) 150,000 123,605
Corning, Inc. ,
4.38%, 11/15/2057(b) 380,000 294,619
Flex Ltd. ,
6.00%, 1/15/2028 20,000 19,957
Jabil, Inc. ,
1.70%, 4/15/2026(b) 140,000 124,061
4.25%, 5/15/2027 30,000 28,367
3.00%, 1/15/2031(b) 270,000 223,495
Keysight Technologies, Inc. ,
3.00%, 10/30/2029(b) 75,000 64,998
Teledyne Technologies, Inc. ,
0.95%, 4/1/2024 250,000 236,174
1,841,528
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 345,000 309,214
3.34%, 12/15/2027(b) 285,000 263,256
3.14%, 11/7/2029(b) 85,000 74,988
5.13%, 9/15/2040(b) 200,000 184,408
Halliburton Co. ,
3.80%, 11/15/2025(b) 101,000 98,238
6.70%, 9/15/2038 300,000 315,018
5.00%, 11/15/2045(b) 300,000 265,634
NOV, Inc. ,
3.95%, 12/1/2042 90,000 62,747
1,573,503
Entertainment 0.3%
Activision Blizzard, Inc. ,
1.35%, 9/15/2030 25,000 19,536
2.50%, 9/15/2050 200,000 122,820
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 104,123

48 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Take-Two Interactive
Software, Inc. ,
3.30%, 3/28/2024(b) 60,000 58,597
3.55%, 4/14/2025 55,000 52,930
3.70%, 4/14/2027 45,000 42,346
4.00%, 4/14/2032(b) 55,000 48,682
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025 325,000 311,381
3.00%, 2/13/2026(b) 150,000 142,038
3.00%, 7/30/2046(b) 150,000 104,736
Walt Disney Co. (The) ,
1.75%, 1/13/2026 100,000 91,527
2.00%, 9/1/2029 300,000 251,491
2.65%, 1/13/2031 600,000 512,139
6.55%, 3/15/2033 300,000 331,024
6.20%, 12/15/2034(b) 245,000 266,305
6.65%, 11/15/2037 150,000 169,874
3.50%, 5/13/2040 100,000 80,501
5.40%, 10/1/2043(b) 300,000 299,356
4.70%, 3/23/2050(b) 200,000 183,591
3.60%, 1/13/2051(b) 100,000 76,144
Warnermedia Holdings, Inc. ,
3.43%, 3/15/2024(f) 180,000 174,738
3.64%, 3/15/2025(f) 390,000 370,875
3.76%, 3/15/2027(f) 450,000 405,238
4.05%, 3/15/2029(b)(f) 130,000 112,466
4.28%, 3/15/2032(b)(f) 230,000 189,466
5.05%, 3/15/2042(f) 200,000 153,017
5.14%, 3/15/2052(f) 900,000 654,270
5,329,211
Equity Real Estate Investment Trusts (REITs) 0.9%
Alexandria Real Estate
Equities, Inc. ,
4.85%, 4/15/2049 300,000 254,006
3.55%, 3/15/2052 70,000 49,883
American Tower Corp. ,
0.60%, 1/15/2024 155,000 147,746
2.40%, 3/15/2025(b) 125,000 117,597
1.45%, 9/15/2026(b) 105,000 91,617
3.65%, 3/15/2027 35,000 32,689
1.50%, 1/31/2028(b) 300,000 248,221
3.95%, 3/15/2029 300,000 276,557
2.90%, 1/15/2030 110,000 93,155
1.88%, 10/15/2030 165,000 127,330
2.30%, 9/15/2031(b) 145,000 112,718
4.05%, 3/15/2032(b) 60,000 53,508
2.95%, 1/15/2051(b) 200,000 123,822
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025(b) 395,000 380,377
1.90%, 12/1/2028 200,000 167,342
3.30%, 6/1/2029 20,000 17,902
2.45%, 1/15/2031(b) 210,000 173,652
2.05%, 1/15/2032 85,000 66,704
Boston Properties LP ,
3.80%, 2/1/2024 250,000 245,528
2.75%, 10/1/2026 250,000 225,146
2.90%, 3/15/2030 100,000 81,741
2.45%, 10/1/2033(b) 300,000 215,805
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Brixmor Operating Partnership
LP ,
3.65%, 6/15/2024 500,000 484,603
2.50%, 8/16/2031 100,000 76,484
Broadstone Net Lease LLC ,
2.60%, 9/15/2031 85,000 63,696
Corporate Office Properties
LP ,
2.00%, 1/15/2029 100,000 76,690
2.90%, 12/1/2033 100,000 70,926
Crown Castle, Inc. ,
3.70%, 6/15/2026 60,000 57,050
2.90%, 3/15/2027 40,000 36,383
3.65%, 9/1/2027(b) 750,000 696,628
3.80%, 2/15/2028 150,000 139,405
3.10%, 11/15/2029 260,000 226,628
2.90%, 4/1/2041 200,000 137,012
4.75%, 5/15/2047(b) 100,000 84,814
CubeSmart LP ,
2.25%, 12/15/2028(b) 155,000 127,745
2.00%, 2/15/2031 50,000 37,668
2.50%, 2/15/2032(b) 175,000 133,787
Digital Realty Trust LP ,
5.55%, 1/15/2028(b) 380,000 382,512
EPR Properties ,
4.95%, 4/15/2028 200,000 170,635
Equinix, Inc. ,
2.63%, 11/18/2024 80,000 76,184
1.00%, 9/15/2025 50,000 44,714
1.55%, 3/15/2028(b) 100,000 82,652
2.00%, 5/15/2028 30,000 25,324
3.20%, 11/18/2029(b) 105,000 91,394
2.50%, 5/15/2031 90,000 72,314
2.95%, 9/15/2051 100,000 62,287
3.40%, 2/15/2052(b) 200,000 136,223
ERP Operating LP ,
1.85%, 8/1/2031(b) 30,000 23,333
4.50%, 7/1/2044 350,000 295,497
Essential Properties LP ,
2.95%, 7/15/2031 100,000 72,712
Essex Portfolio LP ,
3.38%, 4/15/2026 300,000 282,055
4.00%, 3/1/2029 100,000 91,132
3.00%, 1/15/2030 75,000 63,425
2.65%, 3/15/2032 35,000 27,582
Extra Space Storage LP ,
2.35%, 3/15/2032 40,000 30,268
Federal Realty Investment
Trust ,
3.50%, 6/1/2030 200,000 171,124
GLP Capital LP ,
5.30%, 1/15/2029 500,000 473,170
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 250,000 208,741
Healthpeak Properties, Inc. ,
1.35%, 2/1/2027(b) 60,000 51,937
3.50%, 7/15/2029 125,000 111,241
3.00%, 1/15/2030(b) 180,000 154,799

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Highwoods Realty LP ,
3.05%, 2/15/2030 250,000 199,130
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 100,000 83,598
Series J, 2.90%, 12/15/2031 80,000 61,197
Invitation Homes Operating
Partnership LP ,
2.30%, 11/15/2028 125,000 103,361
4.15%, 4/15/2032(b) 100,000 87,489
2.70%, 1/15/2034 30,000 21,871
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 80,005
Kimco Realty Corp. ,
2.25%, 12/1/2031 25,000 19,194
4.45%, 9/1/2047 250,000 192,553
Life Storage LP ,
2.40%, 10/15/2031 90,000 69,237
Mid-America Apartments LP ,
1.10%, 9/15/2026 30,000 25,944
2.75%, 3/15/2030 50,000 42,516
National Retail Properties,
Inc. ,
2.50%, 4/15/2030(b) 300,000 243,169
3.50%, 4/15/2051 40,000 26,749
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027(b) 550,000 515,040
3.63%, 10/1/2029 100,000 82,039
Phillips Edison Grocery Center
Operating Partnership I LP ,
2.63%, 11/15/2031 100,000 73,177
Physicians Realty LP ,
2.63%, 11/1/2031 50,000 39,027
Prologis LP ,
2.88%, 11/15/2029 125,000 108,758
2.25%, 4/15/2030 160,000 133,298
1.75%, 7/1/2030 65,000 51,195
1.25%, 10/15/2030(b) 65,000 49,275
2.25%, 1/15/2032(b) 200,000 158,526
4.63%, 1/15/2033(b) 50,000 48,403
3.00%, 4/15/2050(b) 65,000 43,481
2.13%, 10/15/2050(b) 155,000 85,922
Public Storage ,
1.50%, 11/9/2026 140,000 124,421
1.85%, 5/1/2028 185,000 158,703
1.95%, 11/9/2028(b) 135,000 115,158
2.30%, 5/1/2031(b) 160,000 129,861
2.25%, 11/9/2031 100,000 80,194
Rayonier LP ,
2.75%, 5/17/2031(b) 45,000 36,151
Realty Income Corp. ,
0.75%, 3/15/2026 70,000 60,841
3.25%, 1/15/2031 65,000 56,366
5.63%, 10/13/2032 45,000 45,703
2.85%, 12/15/2032 400,000 324,385
1.80%, 3/15/2033(b) 55,000 39,450
Regency Centers LP ,
2.95%, 9/15/2029 50,000 41,966
3.70%, 6/15/2030(b) 300,000 261,698
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 90,000 68,963
Sabra Health Care LP ,
3.90%, 10/15/2029 50,000 41,830
3.20%, 12/1/2031 100,000 74,407
Simon Property Group LP ,
3.30%, 1/15/2026 170,000 161,315
1.38%, 1/15/2027 100,000 87,276
2.45%, 9/13/2029 250,000 208,722
2.65%, 2/1/2032 100,000 80,047
4.25%, 11/30/2046(b) 350,000 279,500
SITE Centers Corp. ,
3.63%, 2/1/2025(b) 500,000 471,896
Spirit Realty LP ,
3.40%, 1/15/2030 250,000 208,271
STORE Capital Corp. ,
2.70%, 12/1/2031 100,000 73,414
Sun Communities Operating
LP ,
2.30%, 11/1/2028 65,000 54,111
2.70%, 7/15/2031 195,000 153,917
4.20%, 4/15/2032(b) 30,000 26,422
UDR, Inc. ,
3.00%, 8/15/2031(b) 250,000 208,465
1.90%, 3/15/2033 55,000 39,157
Ventas Realty LP ,
4.00%, 3/1/2028 250,000 231,154
3.00%, 1/15/2030 100,000 83,893
2.50%, 9/1/2031(b) 100,000 78,472
VICI Properties LP ,
4.75%, 2/15/2028(b) 85,000 80,637
4.95%, 2/15/2030(b) 80,000 76,153
5.13%, 5/15/2032 85,000 78,706
5.63%, 5/15/2052 30,000 26,537
Welltower, Inc. ,
4.25%, 4/1/2026 50,000 48,350
2.05%, 1/15/2029 70,000 56,853
3.10%, 1/15/2030(b) 100,000 84,401
2.75%, 1/15/2031 300,000 240,001
2.75%, 1/15/2032 200,000 156,379
Weyerhaeuser Co. ,
7.38%, 3/15/2032 193,000 213,339
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 107,792
2.45%, 2/1/2032 70,000 54,699
16,927,950
Food & Staples Retailing 0.3%
Costco Wholesale Corp. ,
1.60%, 4/20/2030 500,000 409,633
Kroger Co. (The) ,
4.00%, 2/1/2024(b) 500,000 493,001
7.50%, 4/1/2031 257,000 290,367
5.40%, 7/15/2040 200,000 191,230
5.40%, 1/15/2049(b) 50,000 47,705
3.95%, 1/15/2050 100,000 77,627
Sysco Corp. ,
2.40%, 2/15/2030 100,000 83,119
5.95%, 4/1/2030(b) 200,000 206,991
2.45%, 12/14/2031 100,000 80,319

50 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing
Sysco Corp.,
6.60%, 4/1/2050 300,000 326,971
3.15%, 12/14/2051(b) 50,000 32,867
Walgreens Boots Alliance,
Inc. ,
3.45%, 6/1/2026 20,000 19,013
3.20%, 4/15/2030(b) 500,000 432,692
4.80%, 11/18/2044 70,000 58,584
Walmart, Inc. ,
3.30%, 4/22/2024(b) 725,000 710,234
3.90%, 9/9/2025 60,000 59,088
1.05%, 9/17/2026 50,000 44,278
3.95%, 9/9/2027 60,000 59,171
1.50%, 9/22/2028(b) 100,000 85,695
1.80%, 9/22/2031(b) 300,000 244,145
4.15%, 9/9/2032(b) 60,000 58,449
2.50%, 9/22/2041(b) 600,000 437,732
4.05%, 6/29/2048 125,000 110,932
2.65%, 9/22/2051(b) 400,000 270,442
4,830,285
Food Products 0.3%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032(b) 20,000 17,183
4.02%, 4/16/2043 172,000 145,035
2.70%, 9/15/2051 80,000 52,964
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031(b) 100,000 82,072
Campbell Soup Co. ,
4.15%, 3/15/2028 500,000 477,487
Conagra Brands, Inc. ,
7.00%, 10/1/2028 221,000 235,618
5.30%, 11/1/2038 250,000 235,416
General Mills, Inc. ,
4.20%, 4/17/2028 500,000 483,165
2.25%, 10/14/2031 100,000 80,420
3.00%, 2/1/2051 100,000 68,377
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 214,720
Hormel Foods Corp. ,
1.70%, 6/3/2028(b) 200,000 172,666
3.05%, 6/3/2051 200,000 137,761
Ingredion, Inc. ,
2.90%, 6/1/2030(b) 200,000 169,430
J M Smucker Co. (The) ,
2.13%, 3/15/2032 100,000 77,475
4.25%, 3/15/2035(b) 300,000 268,134
JBS USA LUX SA ,
5.13%, 2/1/2028(b)(f) 100,000 94,737
3.00%, 5/15/2032(b)(f) 200,000 153,370
5.75%, 4/1/2033(f) 100,000 95,378
4.38%, 2/2/2052(f) 100,000 70,693
6.50%, 12/1/2052(f) 100,000 95,181
Kellogg Co. ,
3.25%, 4/1/2026(b) 125,000 118,836
4.50%, 4/1/2046(b) 250,000 213,009
Kraft Heinz Foods Co. ,
5.00%, 6/4/2042 800,000 723,621
5.50%, 6/1/2050 200,000 191,139
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
McCormick & Co., Inc. ,
3.40%, 8/15/2027(b) 100,000 93,147
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044(b) 250,000 223,281
Mondelez International, Inc. ,
1.50%, 5/4/2025(b) 60,000 55,522
2.75%, 4/13/2030 92,000 79,300
1.50%, 2/4/2031 70,000 53,821
2.63%, 9/4/2050 40,000 24,851
Tyson Foods, Inc. ,
3.55%, 6/2/2027 100,000 93,730
4.55%, 6/2/2047(b) 100,000 85,568
5.10%, 9/28/2048 250,000 230,642
Unilever Capital Corp. ,
2.00%, 7/28/2026(b) 100,000 91,131
1.38%, 9/14/2030 165,000 128,883
5.90%, 11/15/2032 206,000 221,136
2.63%, 8/12/2051 200,000 128,936
6,183,835
Gas Utilities 0.1%
Atmos Energy Corp. ,
3.00%, 6/15/2027(b) 500,000 466,625
4.30%, 10/1/2048 100,000 84,051
3.38%, 9/15/2049 160,000 116,133
5.75%, 10/15/2052 30,000 31,315
CenterPoint Energy
Resources Corp. ,
4.40%, 7/1/2032(b) 40,000 38,349
Eastern Energy Gas Holdings
LLC ,
Series A, 2.50%,
11/15/2024(b) 100,000 95,256
ONE Gas, Inc. ,
4.66%, 2/1/2044(b) 250,000 215,324
Piedmont Natural Gas Co.,
Inc. ,
3.35%, 6/1/2050 150,000 100,336
Southern California Gas Co. ,
2.95%, 4/15/2027(b) 80,000 73,772
6.35%, 11/15/2052 10,000 10,939
Southwest Gas Corp. ,
5.80%, 12/1/2027 100,000 101,274
4.05%, 3/15/2032 100,000 87,807
3.18%, 8/15/2051 90,000 54,963
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 72,527
1,548,671
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.88%, 9/15/2025 90,000 88,224
3.75%, 11/30/2026 298,000 290,111
1.15%, 1/30/2028(b) 90,000 76,491
1.40%, 6/30/2030 95,000 75,464
5.30%, 5/27/2040 200,000 203,449
4.90%, 11/30/2046 250,000 243,734
Baxter International, Inc. ,
2.60%, 8/15/2026 460,000 424,845
1.92%, 2/1/2027(b) 280,000 248,245

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Baxter International, Inc.,
2.27%, 12/1/2028(b) 190,000 162,029
2.54%, 2/1/2032(b) 300,000 238,318
3.13%, 12/1/2051(b) 30,000 19,361
Becton Dickinson and Co. ,
3.73%, 12/15/2024 156,000 152,123
3.70%, 6/6/2027(b) 326,000 308,013
4.30%, 8/22/2032 40,000 37,441
4.67%, 6/6/2047 200,000 175,992
3.79%, 5/20/2050(b) 91,000 69,832
Boston Scientific Corp. ,
4.70%, 3/1/2049(b) 100,000 89,460
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 100,000 87,602
3.25%, 11/15/2039 100,000 79,717
3.40%, 11/15/2049(b) 140,000 105,721
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(b)(f) 175,000 175,630
5.60%, 11/15/2025(f) 150,000 150,925
5.65%, 11/15/2027(b)(f) 200,000 202,340
6.38%, 11/22/2052(f) 100,000 106,211
Koninklijke Philips NV ,
5.00%, 3/15/2042 100,000 87,158
Medtronic, Inc. ,
4.38%, 3/15/2035 350,000 330,814
4.63%, 3/15/2045(b) 100,000 93,130
STERIS Irish FinCo. UnLtd
Co. ,
2.70%, 3/15/2031(b) 150,000 121,574
Stryker Corp. ,
3.38%, 11/1/2025(b) 160,000 154,595
3.50%, 3/15/2026 70,000 67,185
4.63%, 3/15/2046 200,000 176,098
Zimmer Biomet Holdings, Inc. ,
2.60%, 11/24/2031 200,000 162,025
4.45%, 8/15/2045 150,000 117,947
5,121,804
Health Care Providers & Services 1.0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 48,391
Series 2020, 3.01%,
6/15/2050 66,000 44,107
Aetna, Inc. ,
6.63%, 6/15/2036 50,000 53,115
3.88%, 8/15/2047 200,000 153,574
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 39,841
AmerisourceBergen Corp. ,
4.30%, 12/15/2047 200,000 165,939
Ascension Health ,
Series B, 3.11%, 11/15/2039 218,000 167,464
Banner Health ,
Series 2020, 3.18%,
1/1/2050(b) 39,000 27,257
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 86,000 56,049
Cardinal Health, Inc. ,
3.41%, 6/15/2027 100,000 93,484
4.37%, 6/15/2047 200,000 156,650
Centene Corp. ,
2.45%, 7/15/2028(b) 400,000 337,620
4.63%, 12/15/2029 600,000 548,302
Cigna Corp. ,
3.50%, 6/15/2024 500,000 488,912
3.25%, 4/15/2025 250,000 240,746
4.50%, 2/25/2026 350,000 344,626
3.05%, 10/15/2027 400,000 365,983
4.38%, 10/15/2028 300,000 289,330
2.38%, 3/15/2031(b) 110,000 90,022
4.80%, 7/15/2046 250,000 223,031
4.90%, 12/15/2048 600,000 540,607
Cleveland Clinic Foundation
(The) ,
4.86%, 1/1/2114 30,000 25,494
CommonSpirit Health ,
1.55%, 10/1/2025 37,000 33,270
2.78%, 10/1/2030 77,000 63,511
3.82%, 10/1/2049(b) 108,000 80,385
4.19%, 10/1/2049 37,000 28,780
3.91%, 10/1/2050 149,000 110,273
6.46%, 11/1/2052(b) 91,000 97,115
CVS Health Corp. ,
4.10%, 3/25/2025 61,000 60,107
2.88%, 6/1/2026(b) 400,000 373,391
4.30%, 3/25/2028 652,000 630,642
1.75%, 8/21/2030(b) 360,000 283,713
1.88%, 2/28/2031(b) 210,000 164,725
2.13%, 9/15/2031 10,000 7,929
4.88%, 7/20/2035 200,000 189,934
4.13%, 4/1/2040 200,000 166,408
5.13%, 7/20/2045 300,000 273,421
5.05%, 3/25/2048(b) 900,000 807,790
4.25%, 4/1/2050 85,000 67,653
Elevance Health, Inc. ,
5.35%, 10/15/2025 40,000 40,443
4.10%, 3/1/2028 750,000 718,743
2.25%, 5/15/2030 200,000 165,449
4.10%, 5/15/2032 40,000 37,207
5.50%, 10/15/2032 100,000 102,372
4.63%, 5/15/2042 250,000 227,326
5.10%, 1/15/2044 300,000 282,728
4.65%, 8/15/2044 100,000 89,284
4.55%, 5/15/2052 40,000 34,747
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 75,629
HCA, Inc. ,
5.00%, 3/15/2024 1,000,000 994,255
5.25%, 6/15/2026(b) 350,000 345,775
5.38%, 9/1/2026(b) 220,000 217,553
3.13%, 3/15/2027(b)(f) 30,000 27,275
4.13%, 6/15/2029 250,000 228,223

52 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc.,
2.38%, 7/15/2031 50,000 38,921
3.63%, 3/15/2032(f) 375,000 317,308
5.50%, 6/15/2047 160,000 142,099
5.25%, 6/15/2049 80,000 68,137
4.63%, 3/15/2052(b)(f) 330,000 256,838
Humana, Inc. ,
1.35%, 2/3/2027 280,000 242,087
5.75%, 3/1/2028 60,000 61,262
3.70%, 3/23/2029 100,000 91,554
2.15%, 2/3/2032(b) 215,000 167,772
5.88%, 3/1/2033 100,000 103,230
3.95%, 8/15/2049(b) 150,000 117,789
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046 20,000 16,160
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041(b) 86,000 62,313
4.88%, 4/1/2042(b) 250,000 240,098
Series 2019, 3.27%,
11/1/2049(b) 122,000 88,111
Laboratory Corp. of America
Holdings ,
1.55%, 6/1/2026 35,000 30,999
2.95%, 12/1/2029(b) 250,000 215,340
4.70%, 2/1/2045(b) 75,000 64,263
Mass General Brigham, Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 33,581
Series 2020, 3.19%,
7/1/2049 100,000 68,833
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061 79,000 52,557
McKesson Corp. ,
1.30%, 8/15/2026(b) 100,000 87,943
3.95%, 2/16/2028 250,000 236,128
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 37,761
4.13%, 7/1/2052 50,000 41,845
Mount Sinai Hospitals Group,
Inc. ,
Series 2017, 3.98%,
7/1/2048(b) 33,000 25,520
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 250,000 141,485
Northwell Healthcare, Inc. ,
3.98%, 11/1/2046 150,000 114,946
4.26%, 11/1/2047 35,000 27,799
Novant Health, Inc. ,
3.17%, 11/1/2051 130,000 89,782
PeaceHealth Obligated Group ,
Series 2018, 4.79%,
11/15/2048 100,000 86,483
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%,
10/1/2048(b) 38,000 29,544
Series 21A, 2.70%,
10/1/2051 151,000 89,289
Quest Diagnostics, Inc. ,
3.50%, 3/30/2025 370,000 356,500
4.20%, 6/30/2029 100,000 95,452
2.95%, 6/30/2030 75,000 64,779
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 23,817
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 36,806
Series 2018, 4.09%,
8/15/2048 50,000 40,427
Series 20A, 3.36%,
8/15/2050 134,000 90,821
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 46,971
UnitedHealth Group, Inc. ,
5.00%, 10/15/2024(b) 60,000 60,255
5.15%, 10/15/2025(b) 30,000 30,342
1.15%, 5/15/2026(b) 120,000 107,169
3.38%, 4/15/2027 200,000 189,409
3.70%, 5/15/2027(b) 55,000 53,202
2.95%, 10/15/2027 200,000 185,153
5.25%, 2/15/2028 45,000 46,001
4.00%, 5/15/2029 100,000 95,500
2.30%, 5/15/2031(b) 75,000 62,502
4.20%, 5/15/2032(b) 140,000 132,897
5.35%, 2/15/2033 60,000 61,901
4.63%, 7/15/2035 105,000 101,796
5.80%, 3/15/2036 500,000 527,391
3.50%, 8/15/2039 300,000 245,185
3.05%, 5/15/2041 180,000 135,257
3.95%, 10/15/2042(b) 250,000 210,879
4.75%, 7/15/2045 250,000 234,108
3.70%, 8/15/2049 500,000 395,661
3.25%, 5/15/2051 60,000 42,932
4.75%, 5/15/2052 200,000 184,597
5.88%, 2/15/2053(b) 145,000 156,566
3.88%, 8/15/2059 100,000 78,230
3.13%, 5/15/2060(b) 100,000 67,784
4.95%, 5/15/2062(b) 100,000 93,588
6.05%, 2/15/2063 40,000 43,406
Universal Health Services,
Inc. ,
1.65%, 9/1/2026 100,000 85,696
2.65%, 1/15/2032 100,000 76,367
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 36,120
19,509,844

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 0.2%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 193,156
Expedia Group, Inc. ,
3.80%, 2/15/2028(b) 200,000 183,599
3.25%, 2/15/2030(b) 165,000 139,969
Hyatt Hotels Corp. ,
4.85%, 3/15/2026 100,000 98,268
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 166,000 167,431
5.00%, 10/15/2027 55,000 54,270
Series HH, 2.85%,
4/15/2031 200,000 161,956
Series GG, 3.50%,
10/15/2032 200,000 166,373
McDonald's Corp. ,
3.80%, 4/1/2028(b) 200,000 191,373
4.70%, 12/9/2035 400,000 382,538
4.88%, 7/15/2040 250,000 233,365
4.88%, 12/9/2045 250,000 231,037
3.63%, 9/1/2049 200,000 150,448
4.20%, 4/1/2050(b) 50,000 41,600
Starbucks Corp. ,
3.50%, 3/1/2028(b) 250,000 234,357
2.55%, 11/15/2030 200,000 168,155
3.00%, 2/14/2032 140,000 119,366
4.45%, 8/15/2049 250,000 212,483
3.50%, 11/15/2050(b) 200,000 144,302
3,274,046
Household Durables 0.1%
DR Horton, Inc. ,
2.50%, 10/15/2024(b) 215,000 204,727
1.30%, 10/15/2026(b) 220,000 189,191
Leggett & Platt, Inc. ,
3.50%, 11/15/2051 50,000 34,976
MDC Holdings, Inc. ,
6.00%, 1/15/2043 100,000 81,243
PulteGroup, Inc. ,
6.38%, 5/15/2033 50,000 49,878
Whirlpool Corp. ,
3.70%, 5/1/2025(b) 500,000 486,302
2.40%, 5/15/2031 175,000 138,611
4.70%, 5/14/2032(b) 20,000 18,847
1,203,775
Household Products 0.1%
Church & Dwight Co., Inc. ,
2.30%, 12/15/2031(b) 100,000 80,113
5.60%, 11/15/2032 40,000 41,374
5.00%, 6/15/2052 40,000 37,407
Clorox Co. (The) ,
4.60%, 5/1/2032 100,000 96,197
Colgate-Palmolive Co. ,
3.25%, 8/15/2032 35,000 31,585
Kimberly-Clark Corp. ,
6.63%, 8/1/2037(b) 130,000 148,254
3.20%, 7/30/2046 165,000 118,092
2.88%, 2/7/2050 100,000 68,540
Procter & Gamble Co. (The) ,
0.55%, 10/29/2025(b) 240,000 215,248
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products
Procter & Gamble Co. (The),
1.00%, 4/23/2026(b) 170,000 152,269
2.85%, 8/11/2027(b) 250,000 233,513
1.20%, 10/29/2030 100,000 78,461
1.95%, 4/23/2031(b) 300,000 249,564
3.60%, 3/25/2050(b) 300,000 246,304
1,796,921
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) ,
2.45%, 1/15/2031 70,000 55,687
Constellation Energy
Generation LLC ,
6.25%, 10/1/2039 180,000 183,601
Oglethorpe Power Corp. ,
4.50%, 4/1/2047(f) 40,000 31,757
5.25%, 9/1/2050 200,000 171,047
Southern Power Co. ,
0.90%, 1/15/2026 200,000 176,052
618,144
Industrial Conglomerates 0.1%
3M Co. ,
2.00%, 2/14/2025 200,000 189,419
3.00%, 8/7/2025 400,000 383,330
3.05%, 4/15/2030 100,000 87,793
5.70%, 3/15/2037(b) 415,000 424,441
3.25%, 8/26/2049(b) 90,000 62,498
Honeywell International, Inc. ,
4.85%, 11/1/2024(b) 60,000 60,189
1.35%, 6/1/2025 40,000 36,978
2.50%, 11/1/2026 500,000 460,480
1.10%, 3/1/2027(b) 100,000 86,905
4.95%, 2/15/2028 60,000 60,776
2.70%, 8/15/2029 500,000 444,531
1.75%, 9/1/2031 100,000 79,025
5.00%, 2/15/2033 60,000 61,112
2.80%, 6/1/2050(b) 90,000 63,958
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 29,402
Trane Technologies
Luxembourg Finance SA ,
4.50%, 3/21/2049 250,000 202,562
2,733,399
Insurance 0.6%
Aflac, Inc. ,
3.60%, 4/1/2030(b) 500,000 452,558
Alleghany Corp. ,
3.63%, 5/15/2030(b) 50,000 46,372
3.25%, 8/15/2051 50,000 35,179
Allstate Corp. (The) ,
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(c) 195,000 190,125
American International Group,
Inc. ,
2.50%, 6/30/2025(b) 116,000 109,202
3.90%, 4/1/2026(b) 87,000 84,273

54 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
American International Group,
Inc.,
4.80%, 7/10/2045 150,000 134,637
4.38%, 6/30/2050 200,000 169,171
Aon Corp. ,
2.80%, 5/15/2030 200,000 170,565
2.05%, 8/23/2031(b) 50,000 39,534
2.60%, 12/2/2031 25,000 20,405
5.00%, 9/12/2032 30,000 29,666
2.90%, 8/23/2051 50,000 31,800
3.90%, 2/28/2052 30,000 23,152
Aon Global Ltd. ,
4.60%, 6/14/2044 250,000 213,443
Arch Capital Finance LLC ,
5.03%, 12/15/2046 250,000 215,063
Arthur J Gallagher & Co. ,
2.40%, 11/9/2031(b) 200,000 156,880
3.05%, 3/9/2052 100,000 63,235
Athene Holding Ltd. ,
6.15%, 4/3/2030 450,000 453,994
6.65%, 2/1/2033 50,000 49,444
Berkshire Hathaway Finance
Corp. ,
2.30%, 3/15/2027(b) 100,000 92,319
4.40%, 5/15/2042(b) 140,000 127,685
4.30%, 5/15/2043 250,000 224,112
4.25%, 1/15/2049 300,000 267,062
2.85%, 10/15/2050 45,000 30,054
3.85%, 3/15/2052 100,000 79,705
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047 150,000 109,726
Brown & Brown, Inc. ,
4.20%, 3/17/2032 30,000 26,009
4.95%, 3/17/2052(b) 25,000 20,293
Chubb Corp. (The) ,
6.00%, 5/11/2037 165,000 174,587
Chubb INA Holdings, Inc. ,
3.35%, 5/3/2026 90,000 86,153
4.35%, 11/3/2045(b) 250,000 216,397
2.85%, 12/15/2051 50,000 33,041
3.05%, 12/15/2061 35,000 22,679
Enstar Group Ltd. ,
3.10%, 9/1/2031 80,000 58,419
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 125,000 84,606
3.13%, 10/15/2052 50,000 31,209
Fairfax Financial Holdings
Ltd. ,
4.63%, 4/29/2030(b) 200,000 181,425
Fidelity National Financial,
Inc. ,
3.20%, 9/17/2051 35,000 20,329
First American Financial
Corp. ,
2.40%, 8/15/2031 75,000 54,805
Globe Life, Inc. ,
2.15%, 8/15/2030 250,000 197,948
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 100,000 76,821
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 309,000 311,890
Kemper Corp. ,
3.80%, 2/23/2032 30,000 25,070
Lincoln National Corp. ,
3.05%, 1/15/2030(b) 500,000 413,163
Loews Corp. ,
4.13%, 5/15/2043(b) 200,000 162,314
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(b)(c) 500,000 455,265
3.70%, 3/16/2032 20,000 17,824
Markel Corp. ,
3.35%, 9/17/2029 475,000 412,558
3.45%, 5/7/2052 100,000 67,382
Marsh & McLennan Cos., Inc. ,
5.75%, 11/1/2032 25,000 26,143
4.20%, 3/1/2048 500,000 411,791
6.25%, 11/1/2052 25,000 27,724
MetLife, Inc. ,
3.60%, 11/13/2025(b) 500,000 485,822
5.70%, 6/15/2035(b) 159,000 166,383
6.40%, 12/15/2036 300,000 290,130
4.88%, 11/13/2043 250,000 233,505
5.00%, 7/15/2052(b) 60,000 57,117
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(g) 40,000 38,300
Old Republic International
Corp. ,
3.88%, 8/26/2026 200,000 189,339
Principal Financial Group, Inc. ,
3.40%, 5/15/2025 500,000 483,923
4.30%, 11/15/2046 200,000 160,473
Progressive Corp. (The) ,
2.50%, 3/15/2027(b) 40,000 36,825
3.00%, 3/15/2032(b) 30,000 26,048
6.25%, 12/1/2032 162,000 176,600
3.70%, 1/26/2045 250,000 193,398
Prudential Financial, Inc. ,
3.88%, 3/27/2028 200,000 191,771
4.60%, 5/15/2044(b) 250,000 222,154
3.91%, 12/7/2047 186,000 148,115
3.94%, 12/7/2049 505,000 393,282
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 250,000 247,800
4.10%, 3/4/2049(b) 200,000 162,625
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 192,000 210,214
Unum Group ,
4.00%, 6/15/2029 250,000 225,833
4.13%, 6/15/2051 50,000 34,068
W R Berkley Corp. ,
4.00%, 5/12/2050 100,000 75,664

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 48,296
4.50%, 9/15/2028 400,000 376,912
2.95%, 9/15/2029 65,000 54,640
12,164,443
Interactive Media & Services 0.1%
Alphabet, Inc. ,
3.38%, 2/25/2024(b) 750,000 750,736
0.45%, 8/15/2025 45,000 40,623
2.00%, 8/15/2026(b) 500,000 459,692
0.80%, 8/15/2027(b) 90,000 77,084
1.10%, 8/15/2030 165,000 129,125
1.90%, 8/15/2040 100,000 66,362
2.05%, 8/15/2050 500,000 292,228
Baidu, Inc. ,
4.38%, 3/29/2028 200,000 187,224
Meta Platforms, Inc. ,
3.50%, 8/15/2027(b) 230,000 214,360
3.85%, 8/15/2032 195,000 171,588
4.45%, 8/15/2052 165,000 131,117
4.65%, 8/15/2062 180,000 144,420
2,664,559
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027(b) 500,000 459,933
4.00%, 12/6/2037 200,000 166,472
4.20%, 12/6/2047(b) 500,000 381,681
Amazon.com, Inc. ,
0.45%, 5/12/2024 250,000 235,475
2.80%, 8/22/2024 250,000 242,247
4.70%, 11/29/2024 130,000 130,091
1.00%, 5/12/2026(b) 250,000 221,420
3.30%, 4/13/2027 195,000 185,056
3.15%, 8/22/2027 250,000 234,917
1.65%, 5/12/2028(b) 200,000 171,699
3.45%, 4/13/2029(b) 180,000 168,132
4.65%, 12/1/2029 130,000 129,028
1.50%, 6/3/2030 200,000 160,708
2.10%, 5/12/2031 300,000 244,995
3.60%, 4/13/2032(b) 270,000 247,084
4.70%, 12/1/2032 130,000 128,677
4.80%, 12/5/2034(b) 100,000 99,756
3.88%, 8/22/2037 200,000 177,184
2.88%, 5/12/2041 200,000 149,202
4.05%, 8/22/2047 400,000 342,978
2.50%, 6/3/2050 250,000 157,553
3.10%, 5/12/2051 300,000 213,662
3.95%, 4/13/2052(b) 190,000 157,260
4.25%, 8/22/2057 250,000 214,729
2.70%, 6/3/2060 100,000 60,233
3.25%, 5/12/2061 200,000 136,918
eBay, Inc. ,
1.40%, 5/10/2026 40,000 35,471
3.60%, 6/5/2027(b) 500,000 471,166
2.60%, 5/10/2031(b) 75,000 61,471
3.65%, 5/10/2051 100,000 71,648
Corporate Bonds
Principal
Amount ($) Value ($)
Internet & Direct Marketing Retail
JD.com, Inc. ,
3.38%, 1/14/2030 200,000 174,850
6,031,696
IT Services 0.5%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028(b) 120,000 104,169
1.25%, 9/1/2030 400,000 312,633
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 215,000 201,246
2.60%, 5/1/2031(b) 135,000 109,914
CGI, Inc. ,
1.45%, 9/14/2026 50,000 44,218
2.30%, 9/14/2031 50,000 37,965
DXC Technology Co. ,
1.80%, 9/15/2026 100,000 87,086
2.38%, 9/15/2028(b) 100,000 84,166
Fidelity National Information
Services, Inc. ,
1.15%, 3/1/2026 95,000 83,305
4.70%, 7/15/2027 70,000 68,292
1.65%, 3/1/2028 110,000 91,062
2.25%, 3/1/2031 270,000 211,574
3.10%, 3/1/2041 75,000 51,653
5.63%, 7/15/2052(b) 50,000 45,871
Fiserv, Inc. ,
2.75%, 7/1/2024 150,000 144,904
2.25%, 6/1/2027 400,000 356,994
3.50%, 7/1/2029(b) 300,000 270,275
2.65%, 6/1/2030 215,000 180,736
4.40%, 7/1/2049 200,000 162,259
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 235,211
2.15%, 1/15/2027 90,000 78,511
4.45%, 6/1/2028 300,000 279,135
3.20%, 8/15/2029 150,000 127,508
5.30%, 8/15/2029 45,000 43,504
2.90%, 11/15/2031 155,000 122,228
5.95%, 8/15/2052(b) 30,000 27,125
International Business
Machines Corp. ,
3.30%, 5/15/2026(b) 400,000 380,588
3.50%, 5/15/2029(b) 400,000 367,696
1.95%, 5/15/2030 400,000 326,226
5.88%, 11/29/2032 53,000 56,542
4.15%, 5/15/2039 300,000 258,700
4.00%, 6/20/2042 150,000 124,271
4.25%, 5/15/2049(b) 300,000 247,333
Kyndryl Holdings, Inc. ,
3.15%, 10/15/2031 150,000 99,971
Mastercard, Inc. ,
2.00%, 3/3/2025(b) 300,000 283,787
3.30%, 3/26/2027(b) 60,000 57,143
2.95%, 6/1/2029 200,000 180,533
3.35%, 3/26/2030 370,000 339,242
2.00%, 11/18/2031(b) 300,000 240,846
3.80%, 11/21/2046(b) 250,000 208,866

56 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
PayPal Holdings, Inc. ,
2.40%, 10/1/2024(b) 85,000 81,461
1.65%, 6/1/2025 95,000 88,194
2.85%, 10/1/2029(b) 170,000 148,078
2.30%, 6/1/2030 100,000 82,150
4.40%, 6/1/2032(b) 60,000 56,473
3.25%, 6/1/2050(b) 120,000 81,550
5.05%, 6/1/2052(b) 60,000 54,329
5.25%, 6/1/2062(b) 60,000 54,499
Visa, Inc. ,
3.15%, 12/14/2025(b) 135,000 130,150
1.10%, 2/15/2031(b) 300,000 229,787
4.30%, 12/14/2045 750,000 684,645
Western Union Co. (The) ,
6.20%, 11/17/2036 150,000 149,184
8,573,788
Leisure Products 0.0%
†
Brunswick Corp. ,
2.40%, 8/18/2031 65,000 47,788
4.40%, 9/15/2032(b) 100,000 84,414
5.10%, 4/1/2052 30,000 21,558
Hasbro, Inc. ,
3.00%, 11/19/2024(b) 100,000 96,077
3.55%, 11/19/2026 100,000 93,773
3.90%, 11/19/2029 100,000 88,868
5.10%, 5/15/2044 100,000 85,130
517,608
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029(b) 165,000 142,276
Bio-Rad Laboratories, Inc. ,
3.70%, 3/15/2032 50,000 42,826
Danaher Corp. ,
3.35%, 9/15/2025(b) 250,000 240,636
2.80%, 12/10/2051 140,000 92,507
Illumina, Inc. ,
5.80%, 12/12/2025 100,000 100,679
5.75%, 12/13/2027 100,000 101,246
PerkinElmer, Inc. ,
1.90%, 9/15/2028 60,000 49,689
3.30%, 9/15/2029 100,000 87,024
2.25%, 9/15/2031(b) 35,000 27,423
Thermo Fisher Scientific, Inc. ,
4.80%, 11/21/2027 65,000 65,211
1.75%, 10/15/2028(b) 115,000 97,393
2.60%, 10/1/2029(b) 325,000 286,320
2.00%, 10/15/2031(b) 55,000 44,543
4.95%, 11/21/2032 70,000 70,987
2.80%, 10/15/2041 30,000 22,079
5.30%, 2/1/2044 100,000 100,681
1,571,520
Machinery 0.2%
Caterpillar, Inc. ,
2.60%, 9/19/2029 70,000 61,571
6.05%, 8/15/2036(b) 177,000 192,773
3.25%, 9/19/2049(b) 330,000 248,683
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 30,000 29,101
5.45%, 10/14/2025 100,000 100,219
1.45%, 7/15/2026 150,000 132,196
Cummins, Inc. ,
2.60%, 9/1/2050(b) 50,000 30,954
Deere & Co. ,
3.90%, 6/9/2042(b) 250,000 221,112
Dover Corp. ,
2.95%, 11/4/2029 45,000 39,164
5.38%, 3/1/2041 100,000 96,125
Flowserve Corp. ,
2.80%, 1/15/2032 100,000 74,904
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041(b) 200,000 192,987
Otis Worldwide Corp. ,
3.11%, 2/15/2040 300,000 218,788
Parker-Hannifin Corp. ,
3.65%, 6/15/2024 90,000 88,060
4.25%, 9/15/2027 65,000 63,063
4.50%, 9/15/2029 95,000 91,034
4.20%, 11/21/2034 300,000 270,266
Stanley Black & Decker, Inc. ,
4.25%, 11/15/2028(b) 250,000 239,990
2.30%, 3/15/2030(b) 500,000 409,720
3.00%, 5/15/2032(b) 40,000 33,746
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(e) 250,000 240,013
3,074,469
Media 0.6%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 410,000 401,841
4.20%, 3/15/2028 200,000 183,823
2.25%, 1/15/2029 100,000 80,488
5.05%, 3/30/2029(b) 150,000 141,126
2.30%, 2/1/2032(b) 300,000 220,964
4.40%, 4/1/2033(b) 75,000 64,174
6.38%, 10/23/2035 300,000 292,436
3.50%, 3/1/2042 100,000 64,076
5.38%, 5/1/2047 400,000 313,777
5.75%, 4/1/2048 350,000 286,542
4.80%, 3/1/2050 500,000 362,974
5.25%, 4/1/2053(b) 180,000 138,932
6.83%, 10/23/2055 150,000 138,380
3.85%, 4/1/2061 310,000 179,292
Comcast Corp. ,
3.95%, 10/15/2025 500,000 489,656
5.35%, 11/15/2027 55,000 56,170
3.15%, 2/15/2028 500,000 461,610
3.40%, 4/1/2030 365,000 332,822
1.95%, 1/15/2031 700,000 565,798
5.50%, 11/15/2032(b) 60,000 62,562
4.25%, 1/15/2033 250,000 235,639
7.05%, 3/15/2033(b) 295,000 339,751
4.40%, 8/15/2035 200,000 186,145
6.50%, 11/15/2035 100,000 111,237
3.90%, 3/1/2038 250,000 215,441

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp.,
3.40%, 7/15/2046(b) 250,000 183,098
3.97%, 11/1/2047 443,000 353,903
4.70%, 10/15/2048(b) 400,000 357,278
4.00%, 11/1/2049(b) 450,000 355,094
2.45%, 8/15/2052(b) 300,000 174,786
2.94%, 11/1/2056 527,000 325,910
2.65%, 8/15/2062 300,000 168,688
Discovery Communications
LLC ,
3.45%, 3/15/2025(b) 270,000 256,109
4.90%, 3/11/2026(b) 115,000 111,517
3.95%, 3/20/2028 500,000 443,793
3.63%, 5/15/2030(b) 200,000 164,818
5.00%, 9/20/2037 125,000 100,767
4.00%, 9/15/2055 330,000 198,288
Fox Corp. ,
5.58%, 1/25/2049 300,000 267,657
Grupo Televisa SAB ,
6.63%, 1/15/2040 250,000 256,863
Interpublic Group of Cos., Inc.
(The) ,
2.40%, 3/1/2031 160,000 126,290
3.38%, 3/1/2041 70,000 49,116
Omnicom Group, Inc. ,
3.60%, 4/15/2026 200,000 191,854
Paramount Global ,
5.50%, 5/15/2033(b) 118,000 106,479
4.38%, 3/15/2043 459,000 316,070
4.60%, 1/15/2045 250,000 174,547
Time Warner Cable LLC ,
6.75%, 6/15/2039 700,000 662,903
WPP Finance 2010 ,
3.75%, 9/19/2024 550,000 532,602
11,804,086
Metals & Mining 0.2%
ArcelorMittal SA ,
6.55%, 11/29/2027 40,000 40,188
6.80%, 11/29/2032 40,000 39,774
7.00%, 10/15/2039(b)(e) 100,000 101,484
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 100,000 100,980
BHP Billiton Finance USA Ltd. ,
6.42%, 3/1/2026 80,000 83,540
5.00%, 9/30/2043(b) 400,000 387,520
Freeport-McMoRan, Inc. ,
5.40%, 11/14/2034(b) 350,000 330,534
Newmont Corp. ,
2.60%, 7/15/2032(b) 115,000 91,553
5.88%, 4/1/2035 236,000 238,618
4.88%, 3/15/2042(b) 150,000 136,249
Nucor Corp. ,
3.95%, 5/23/2025 60,000 58,702
4.30%, 5/23/2027 60,000 58,532
5.20%, 8/1/2043 200,000 188,558
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 206,000 209,943
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Rio Tinto Finance USA plc ,
4.13%, 8/21/2042(b) 250,000 215,258
Southern Copper Corp. ,
3.88%, 4/23/2025 50,000 48,230
6.75%, 4/16/2040 250,000 279,096
5.88%, 4/23/2045(b) 230,000 235,212
Steel Dynamics, Inc. ,
3.25%, 1/15/2031 200,000 170,688
Teck Resources Ltd. ,
6.25%, 7/15/2041(b) 250,000 245,109
Vale Overseas Ltd. ,
3.75%, 7/8/2030 300,000 262,480
6.88%, 11/10/2039(b) 250,000 263,432
3,785,680
Multiline Retail 0.1%
Dollar General Corp. ,
4.63%, 11/1/2027(b) 70,000 68,703
3.50%, 4/3/2030 500,000 449,823
5.00%, 11/1/2032(b) 75,000 73,982
Dollar Tree, Inc. ,
2.65%, 12/1/2031(b) 50,000 40,441
3.38%, 12/1/2051 50,000 33,541
Target Corp. ,
2.25%, 4/15/2025(b) 280,000 265,628
2.50%, 4/15/2026(b) 750,000 702,238
1.95%, 1/15/2027 130,000 118,013
2.35%, 2/15/2030 105,000 89,128
2.65%, 9/15/2030 450,000 386,667
4.50%, 9/15/2032(b) 100,000 97,054
3.63%, 4/15/2046 200,000 158,436
2,483,654
Multi-Utilities 0.4%
Ameren Corp. ,
2.50%, 9/15/2024 60,000 57,388
1.95%, 3/15/2027 80,000 70,381
Ameren Illinois Co. ,
3.85%, 9/1/2032(b) 40,000 37,159
2.90%, 6/15/2051 100,000 66,517
5.90%, 12/1/2052 100,000 108,586
Berkshire Hathaway Energy
Co. ,
5.15%, 11/15/2043 400,000 380,596
4.60%, 5/1/2053(f) 90,000 78,148
Black Hills Corp. ,
3.05%, 10/15/2029 210,000 178,126
3.88%, 10/15/2049 100,000 70,503
CenterPoint Energy, Inc. ,
2.65%, 6/1/2031 85,000 70,156
Consolidated Edison Co. of
New York, Inc. ,
2.40%, 6/15/2031 50,000 40,876
3.95%, 3/1/2043 500,000 400,050
4.50%, 12/1/2045 150,000 128,402
6.15%, 11/15/2052(b) 200,000 214,108
3.70%, 11/15/2059(b) 50,000 35,941
3.60%, 6/15/2061(b) 200,000 142,535
Consumers Energy Co. ,
4.35%, 4/15/2049 300,000 260,540

58 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Consumers Energy Co.,
3.10%, 8/15/2050 45,000 31,235
2.65%, 8/15/2052 25,000 15,719
2.50%, 5/1/2060 100,000 55,972
Dominion Energy, Inc. ,
Series D, 2.85%, 8/15/2026 500,000 460,883
Series C, 2.25%,
8/15/2031(b) 30,000 23,870
Series A, 4.35%, 8/15/2032 40,000 37,183
5.38%, 11/15/2032(b) 50,000 49,559
Series E, 6.30%, 3/15/2033 10,000 10,519
Series B, 5.95%, 6/15/2035 151,000 151,905
Series C, 4.90%, 8/1/2041 600,000 529,912
Series B, 4.85%,
8/15/2052(b) 40,000 34,546
DTE Energy Co. ,
4.22%, 11/1/2024(b)(e) 90,000 88,465
Series F, 1.05%, 6/1/2025 170,000 153,980
2.95%, 3/1/2030 50,000 42,478
NiSource, Inc. ,
0.95%, 8/15/2025 160,000 144,239
2.95%, 9/1/2029 250,000 216,823
1.70%, 2/15/2031 85,000 64,798
5.95%, 6/15/2041 300,000 303,261
5.00%, 6/15/2052(b) 70,000 63,654
Puget Energy, Inc. ,
3.65%, 5/15/2025 250,000 237,781
2.38%, 6/15/2028 200,000 170,175
4.22%, 3/15/2032(b) 40,000 35,498
Puget Sound Energy, Inc. ,
5.64%, 4/15/2041 200,000 196,946
San Diego Gas & Electric Co. ,
Series VVV, 1.70%,
10/1/2030(b) 100,000 79,074
4.15%, 5/15/2048(b) 200,000 166,739
3.32%, 4/15/2050 200,000 142,947
Sempra Energy ,
6.00%, 10/15/2039 220,000 222,318
4.00%, 2/1/2048(b) 150,000 116,892
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 191,576
4.40%, 6/1/2043(b) 250,000 204,280
Series 21A, 3.15%,
9/30/2051 100,000 64,729
WEC Energy Group, Inc. ,
5.15%, 10/1/2027(b) 100,000 101,067
1.80%, 10/15/2030 300,000 233,917
6,982,952
Oil, Gas & Consumable Fuels 1.6%
Boardwalk Pipelines LP ,
3.40%, 2/15/2031 250,000 209,100
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 500,000 480,017
3.06%, 6/17/2041 50,000 37,012
3.00%, 2/24/2050 500,000 333,485
2.77%, 11/10/2050 300,000 191,525
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
BP Capital Markets America,
Inc.,
2.94%, 6/4/2051(b) 150,000 98,760
3.00%, 3/17/2052(b) 50,000 32,959
3.38%, 2/8/2061(b) 50,000 33,982
BP Capital Markets plc ,
3.72%, 11/28/2028(b) 500,000 472,390
Canadian Natural Resources
Ltd. ,
3.90%, 2/1/2025 500,000 485,965
6.25%, 3/15/2038(b) 340,000 336,368
Cenovus Energy, Inc. ,
2.65%, 1/15/2032 45,000 35,928
6.75%, 11/15/2039(b) 54,000 56,028
5.40%, 6/15/2047(b) 200,000 178,888
3.75%, 2/15/2052(b) 25,000 17,555
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027(b) 250,000 246,982
3.70%, 11/15/2029(b) 65,000 58,755
2.74%, 12/31/2039(b) 100,000 77,326
Cheniere Energy Partners LP ,
3.25%, 1/31/2032(b) 200,000 158,941
Chevron Corp. ,
1.55%, 5/11/2025 200,000 186,052
2.95%, 5/16/2026 300,000 284,527
2.00%, 5/11/2027 120,000 107,768
2.24%, 5/11/2030 60,000 51,414
3.08%, 5/11/2050(b) 25,000 17,941
Chevron USA, Inc. ,
0.69%, 8/12/2025 140,000 126,525
1.02%, 8/12/2027(b) 120,000 102,911
3.85%, 1/15/2028(b) 50,000 48,254
2.34%, 8/12/2050(b) 200,000 124,007
CNOOC Finance 2013 Ltd. ,
3.30%, 9/30/2049 200,000 132,512
CNOOC Finance 2015 USA
LLC ,
3.50%, 5/5/2025 500,000 477,735
CNOOC Petroleum North
America ULC ,
5.88%, 3/10/2035 133,000 130,652
6.40%, 5/15/2037 200,000 205,126
Columbia Pipeline Group, Inc. ,
5.80%, 6/1/2045 100,000 96,400
ConocoPhillips ,
5.90%, 10/15/2032 177,000 188,864
ConocoPhillips Co. ,
2.40%, 3/7/2025(b) 50,000 47,522
3.76%, 3/15/2042 250,000 207,328
4.30%, 11/15/2044 155,000 134,056
3.80%, 3/15/2052 50,000 39,307
4.03%, 3/15/2062 200,000 157,440
Continental Resources, Inc. ,
4.90%, 6/1/2044 60,000 44,481
Devon Energy Corp. ,
5.88%, 6/15/2028(b) 100,000 101,138
4.75%, 5/15/2042(b) 300,000 253,946
Diamondback Energy, Inc. ,
3.50%, 12/1/2029(b) 100,000 87,732

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc.,
6.25%, 3/15/2033 35,000 35,524
4.40%, 3/24/2051(b) 50,000 38,089
6.25%, 3/15/2053(b) 60,000 57,981
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029 200,000 172,656
Enbridge Energy Partners LP ,
5.88%, 10/15/2025(b) 250,000 253,873
Enbridge, Inc. ,
1.60%, 10/4/2026 95,000 83,201
3.70%, 7/15/2027(b) 500,000 468,041
3.13%, 11/15/2029(b) 150,000 130,778
2.50%, 8/1/2033(b) 200,000 153,826
4.00%, 11/15/2049(b) 250,000 190,968
3.40%, 8/1/2051(b) 65,000 44,118
Energy Transfer LP ,
4.90%, 2/1/2024 250,000 248,573
4.75%, 1/15/2026 250,000 243,505
5.55%, 2/15/2028 50,000 49,596
3.75%, 5/15/2030(b) 60,000 52,901
5.75%, 2/15/2033 30,000 29,351
6.05%, 6/1/2041(b) 75,000 70,426
5.00%, 5/15/2044(e) 150,000 122,276
5.35%, 5/15/2045 500,000 424,019
5.30%, 4/15/2047 300,000 249,597
6.25%, 4/15/2049 450,000 418,443
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024 750,000 738,477
2.80%, 1/31/2030 120,000 101,943
6.13%, 10/15/2039 285,000 291,789
4.45%, 2/15/2043 500,000 421,036
4.85%, 3/15/2044 100,000 88,144
4.25%, 2/15/2048 250,000 200,603
3.70%, 1/31/2051 250,000 180,224
3.20%, 2/15/2052 80,000 52,420
4.95%, 10/15/2054 200,000 166,456
EOG Resources, Inc. ,
4.95%, 4/15/2050(b) 60,000 57,086
Equinor ASA ,
3.70%, 3/1/2024(b) 500,000 492,804
3.25%, 11/10/2024(b) 500,000 487,311
3.70%, 4/6/2050 500,000 394,310
Exxon Mobil Corp. ,
3.18%, 3/15/2024(b) 500,000 490,078
2.02%, 8/16/2024 100,000 95,658
2.71%, 3/6/2025 500,000 478,106
3.04%, 3/1/2026 235,000 224,135
2.28%, 8/16/2026(b) 100,000 92,524
3.29%, 3/19/2027(b) 200,000 192,168
3.48%, 3/19/2030(b) 250,000 233,151
2.61%, 10/15/2030(b) 250,000 218,373
4.23%, 3/19/2040(b) 200,000 179,956
3.10%, 8/16/2049(b) 250,000 178,661
4.33%, 3/19/2050 326,000 285,494
3.45%, 4/15/2051 274,000 206,276
Hess Corp. ,
4.30%, 4/1/2027(b) 500,000 477,527
5.60%, 2/15/2041(b) 250,000 236,317
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Kinder Morgan Energy
Partners LP ,
4.25%, 9/1/2024 250,000 245,729
6.38%, 3/1/2041 250,000 247,287
5.00%, 8/15/2042 350,000 299,575
Kinder Morgan, Inc. ,
4.30%, 6/1/2025 160,000 156,909
1.75%, 11/15/2026(b) 300,000 264,762
2.00%, 2/15/2031(b) 50,000 38,706
4.80%, 2/1/2033 60,000 55,627
5.30%, 12/1/2034 350,000 327,549
5.05%, 2/15/2046 250,000 212,026
3.25%, 8/1/2050 50,000 32,281
5.45%, 8/1/2052(b) 60,000 53,855
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 250,000 188,805
3.95%, 3/1/2050 25,000 18,294
Marathon Oil Corp. ,
6.80%, 3/15/2032 118,000 121,396
6.60%, 10/1/2037 70,000 69,565
Marathon Petroleum Corp. ,
3.63%, 9/15/2024 250,000 243,280
6.50%, 3/1/2041 250,000 256,805
MPLX LP ,
4.88%, 6/1/2025(b) 250,000 246,168
1.75%, 3/1/2026(b) 160,000 142,619
4.25%, 12/1/2027 350,000 330,723
4.00%, 3/15/2028 500,000 465,055
2.65%, 8/15/2030 190,000 153,975
4.95%, 9/1/2032 90,000 84,392
4.50%, 4/15/2038 250,000 210,592
4.70%, 4/15/2048 200,000 157,826
4.95%, 3/14/2052 110,000 89,853
ONEOK Partners LP ,
4.90%, 3/15/2025 500,000 492,755
6.13%, 2/1/2041(b) 100,000 94,311
ONEOK, Inc. ,
4.00%, 7/13/2027(b) 500,000 470,404
4.35%, 3/15/2029 100,000 92,419
5.20%, 7/15/2048 250,000 208,244
Ovintiv, Inc. ,
6.50%, 2/1/2038 250,000 247,686
Phillips 66 ,
4.65%, 11/15/2034 200,000 186,597
5.88%, 5/1/2042(b) 382,000 391,291
Phillips 66 Co. ,
3.61%, 2/15/2025(b)(f) 500,000 484,038
4.90%, 10/1/2046(f) 50,000 44,252
Pioneer Natural Resources
Co. ,
1.90%, 8/15/2030(b) 200,000 156,624
Plains All American Pipeline
LP ,
4.65%, 10/15/2025 200,000 195,705
5.15%, 6/1/2042 250,000 202,629
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 1,000,000 980,524
5.90%, 9/15/2037(b)(f) 60,000 60,042

60 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Spectra Energy Partners LP ,
4.50%, 3/15/2045 100,000 82,547
Suncor Energy, Inc. ,
6.50%, 6/15/2038 500,000 512,740
Targa Resources Corp. ,
5.20%, 7/1/2027 60,000 58,808
6.25%, 7/1/2052(b) 60,000 56,625
Targa Resources Partners LP ,
4.00%, 1/15/2032 100,000 84,139
TotalEnergies Capital
International SA ,
2.83%, 1/10/2030 500,000 441,328
3.13%, 5/29/2050 200,000 141,243
3.39%, 6/29/2060 100,000 69,605
TransCanada PipeLines Ltd. ,
1.00%, 10/12/2024 95,000 87,925
4.88%, 1/15/2026 285,000 283,202
4.25%, 5/15/2028(b) 500,000 473,304
2.50%, 10/12/2031 100,000 79,403
5.85%, 3/15/2036 450,000 442,126
6.10%, 6/1/2040 200,000 201,045
Valero Energy Corp. ,
2.80%, 12/1/2031 100,000 81,502
7.50%, 4/15/2032 118,000 132,629
6.63%, 6/15/2037 200,000 212,827
3.65%, 12/1/2051 50,000 35,300
Williams Cos., Inc. (The) ,
4.00%, 9/15/2025 500,000 485,983
3.50%, 11/15/2030(b) 400,000 349,712
4.65%, 8/15/2032(b) 60,000 55,854
5.80%, 11/15/2043 250,000 237,702
4.90%, 1/15/2045 350,000 297,599
31,618,696
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 60,948
Suzano Austria GmbH ,
2.50%, 9/15/2028 200,000 168,274
6.00%, 1/15/2029 200,000 198,933
5.00%, 1/15/2030(b) 200,000 187,250
615,405
Personal Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024(b) 85,000 80,655
2.38%, 12/1/2029(b) 35,000 30,013
1.95%, 3/15/2031 100,000 80,874
3.13%, 12/1/2049(b) 150,000 106,738
GSK Consumer Healthcare
Capital US LLC ,
3.63%, 3/24/2032 500,000 438,939
737,219
Pharmaceuticals 0.8%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026 200,000 178,062
1.75%, 5/28/2028 125,000 107,294
2.25%, 5/28/2031 35,000 29,113
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
AstraZeneca plc ,
3.38%, 11/16/2025 500,000 482,449
0.70%, 4/8/2026(b) 200,000 175,824
1.38%, 8/6/2030(b) 200,000 158,005
6.45%, 9/15/2037 200,000 225,453
4.00%, 9/18/2042 250,000 216,104
2.13%, 8/6/2050 85,000 49,782
3.00%, 5/28/2051 180,000 126,221
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024 319,000 309,665
3.20%, 6/15/2026 132,000 125,842
3.90%, 2/20/2028 750,000 722,136
2.95%, 3/15/2032(b) 555,000 482,834
2.35%, 11/13/2040 350,000 240,637
3.25%, 8/1/2042 250,000 190,823
4.55%, 2/20/2048 195,000 175,334
4.25%, 10/26/2049 400,000 343,736
2.55%, 11/13/2050 300,000 187,912
Eli Lilly & Co. ,
2.75%, 6/1/2025 95,000 90,805
2.25%, 5/15/2050 300,000 187,942
2.50%, 9/15/2060 150,000 90,410
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028 300,000 287,644
5.38%, 4/15/2034 201,000 206,315
4.20%, 3/18/2043 300,000 260,921
Johnson & Johnson ,
2.45%, 3/1/2026(b) 250,000 234,937
4.95%, 5/15/2033(b) 263,000 273,724
3.63%, 3/3/2037 100,000 88,841
3.70%, 3/1/2046(b) 250,000 209,728
3.75%, 3/3/2047(b) 100,000 84,165
2.45%, 9/1/2060(b) 500,000 305,182
Merck & Co., Inc. ,
2.75%, 2/10/2025(b) 220,000 210,818
1.70%, 6/10/2027 170,000 150,709
1.90%, 12/10/2028 130,000 111,613
2.15%, 12/10/2031 115,000 93,908
3.90%, 3/7/2039 100,000 87,757
3.60%, 9/15/2042(b) 250,000 204,790
4.15%, 5/18/2043(b) 350,000 309,918
4.00%, 3/7/2049 350,000 298,124
2.75%, 12/10/2051 70,000 46,770
2.90%, 12/10/2061 100,000 63,553
Novartis Capital Corp. ,
3.10%, 5/17/2027(b) 500,000 473,765
4.40%, 5/6/2044 200,000 185,578
4.00%, 11/20/2045 200,000 175,461
Pfizer, Inc. ,
3.40%, 5/15/2024 500,000 490,166
0.80%, 5/28/2025 125,000 114,473
2.63%, 4/1/2030 100,000 87,842
1.70%, 5/28/2030(b) 140,000 115,191
1.75%, 8/18/2031(b) 100,000 80,275
7.20%, 3/15/2039 525,000 634,803
2.55%, 5/28/2040 45,000 32,539
4.00%, 3/15/2049 500,000 431,883
2.70%, 5/28/2050 65,000 43,948
Pharmacia LLC ,
6.60%, 12/1/2028(b)(e) 177,000 194,301

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Royalty Pharma plc ,
2.20%, 9/2/2030 50,000 39,078
2.15%, 9/2/2031(b) 35,000 26,468
3.55%, 9/2/2050 200,000 127,811
3.35%, 9/2/2051 50,000 30,823
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026(b) 925,000 867,523
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030(b) 200,000 163,250
3.03%, 7/9/2040 200,000 146,771
3.18%, 7/9/2050(b) 300,000 202,332
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026(b) 500,000 467,433
5.25%, 6/15/2046 100,000 75,612
Viatris, Inc. ,
1.65%, 6/22/2025 200,000 181,139
2.30%, 6/22/2027 400,000 341,780
2.70%, 6/22/2030(b) 150,000 117,275
4.00%, 6/22/2050 100,000 61,614
Wyeth LLC ,
6.50%, 2/1/2034 206,000 230,908
Zoetis, Inc. ,
4.50%, 11/13/2025(b) 230,000 229,145
3.90%, 8/20/2028(b) 350,000 332,460
3.00%, 5/15/2050 300,000 202,651
15,330,098
Professional Services 0.0%
†
Equifax, Inc. ,
5.10%, 12/15/2027 45,000 44,419
2.35%, 9/15/2031(b) 100,000 77,595
Thomson Reuters Corp. ,
3.35%, 5/15/2026(b) 280,000 264,881
Verisk Analytics, Inc. ,
4.00%, 6/15/2025(b) 250,000 242,993
3.63%, 5/15/2050 85,000 58,662
688,550
Real Estate Management & Development 0.0%
†
CBRE Services, Inc. ,
4.88%, 3/1/2026(b) 500,000 493,625
Road & Rail 0.4%
Burlington Northern Santa Fe
LLC ,
3.75%, 4/1/2024 500,000 492,012
3.65%, 9/1/2025 250,000 242,550
3.25%, 6/15/2027(b) 300,000 283,556
4.55%, 9/1/2044 250,000 226,023
4.70%, 9/1/2045 250,000 229,582
3.90%, 8/1/2046 200,000 162,430
4.05%, 6/15/2048 250,000 208,246
3.55%, 2/15/2050 250,000 191,413
2.88%, 6/15/2052 25,000 16,667
Canadian National Railway
Co. ,
6.90%, 7/15/2028(b) 242,000 265,935
3.85%, 8/5/2032 40,000 37,165
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Canadian National Railway
Co.,
6.20%, 6/1/2036 236,000 254,809
2.45%, 5/1/2050 85,000 52,719
4.40%, 8/5/2052 35,000 31,083
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031(b) 35,000 28,987
5.95%, 5/15/2037 250,000 258,407
3.00%, 12/2/2041 25,000 18,847
3.10%, 12/2/2051 30,000 20,169
6.13%, 9/15/2115 100,000 100,344
CSX Corp. ,
4.10%, 11/15/2032 40,000 37,500
4.10%, 3/15/2044(b) 250,000 209,635
4.30%, 3/1/2048 250,000 212,208
4.50%, 3/15/2049 150,000 130,458
3.95%, 5/1/2050(b) 100,000 79,686
4.50%, 11/15/2052 40,000 34,724
4.50%, 8/1/2054 150,000 127,734
4.65%, 3/1/2068 40,000 33,702
Kansas City Southern ,
2.88%, 11/15/2029 160,000 138,180
4.20%, 11/15/2069 115,000 84,879
Norfolk Southern Corp. ,
2.55%, 11/1/2029 100,000 85,721
3.00%, 3/15/2032(b) 55,000 46,957
4.45%, 6/15/2045 200,000 172,653
3.40%, 11/1/2049 170,000 122,054
2.90%, 8/25/2051 100,000 64,584
3.70%, 3/15/2053 40,000 30,032
4.55%, 6/1/2053 45,000 39,113
3.16%, 5/15/2055 250,000 165,447
Ryder System, Inc. ,
2.50%, 9/1/2024 75,000 71,340
1.75%, 9/1/2026 165,000 145,001
2.90%, 12/1/2026(b) 270,000 246,106
2.85%, 3/1/2027 25,000 22,567
4.30%, 6/15/2027 25,000 23,944
Union Pacific Corp. ,
3.25%, 8/15/2025(b) 500,000 480,533
2.15%, 2/5/2027 55,000 49,662
3.95%, 9/10/2028(b) 500,000 480,630
2.38%, 5/20/2031 200,000 168,381
4.50%, 1/20/2033(b) 100,000 97,776
3.60%, 9/15/2037 500,000 422,589
3.20%, 5/20/2041 100,000 78,457
4.05%, 11/15/2045 220,000 181,533
4.05%, 3/1/2046 340,000 278,253
2.95%, 3/10/2052 335,000 226,470
3.95%, 8/15/2059 300,000 233,807
8,143,260
Semiconductors & Semiconductor Equipment 0.6%
Advanced Micro Devices, Inc. ,
3.92%, 6/1/2032(b) 75,000 69,685
4.39%, 6/1/2052(b) 85,000 74,643
Analog Devices, Inc. ,
2.80%, 10/1/2041(b) 175,000 128,079
Applied Materials, Inc. ,
3.30%, 4/1/2027(b) 200,000 189,908

62 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.,
1.75%, 6/1/2030 60,000 48,927
5.10%, 10/1/2035 250,000 252,964
2.75%, 6/1/2050(b) 85,000 57,898
Broadcom Corp. ,
3.88%, 1/15/2027(b) 500,000 472,945
Broadcom, Inc. ,
3.15%, 11/15/2025(b) 26,000 24,628
4.00%, 4/15/2029(f) 95,000 86,302
4.15%, 11/15/2030 121,000 108,434
4.15%, 4/15/2032(b)(f) 80,000 70,229
4.30%, 11/15/2032(b) 200,000 176,268
3.42%, 4/15/2033(f) 84,000 67,343
3.47%, 4/15/2034(f) 1,000,000 797,733
3.14%, 11/15/2035(f) 300,000 220,580
4.93%, 5/15/2037(f) 363,000 316,669
3.50%, 2/15/2041(f) 100,000 71,003
Intel Corp. ,
3.40%, 3/25/2025(b) 300,000 292,461
3.70%, 7/29/2025(b) 500,000 487,665
3.75%, 3/25/2027(b) 200,000 192,818
3.15%, 5/11/2027(b) 300,000 282,659
3.75%, 8/5/2027 60,000 57,641
1.60%, 8/12/2028(b) 75,000 63,712
4.00%, 8/5/2029(b) 60,000 57,073
3.90%, 3/25/2030(b) 400,000 374,543
2.00%, 8/12/2031 100,000 79,200
2.80%, 8/12/2041(b) 30,000 20,947
4.10%, 5/11/2047(b) 300,000 241,884
3.73%, 12/8/2047 443,000 331,995
3.25%, 11/15/2049 100,000 68,056
4.75%, 3/25/2050(b) 400,000 347,157
4.90%, 8/5/2052(b) 60,000 53,079
5.05%, 8/5/2062(b) 60,000 52,636
KLA Corp. ,
4.65%, 11/1/2024 63,000 62,809
4.65%, 7/15/2032(b) 50,000 48,975
3.30%, 3/1/2050(b) 220,000 159,312
4.95%, 7/15/2052(b) 90,000 83,588
5.25%, 7/15/2062(b) 75,000 72,020
Lam Research Corp. ,
3.80%, 3/15/2025(b) 255,000 249,542
1.90%, 6/15/2030(b) 90,000 73,332
2.88%, 6/15/2050(b) 285,000 190,440
Micron Technology, Inc. ,
5.33%, 2/6/2029 150,000 143,988
6.75%, 11/1/2029 100,000 101,578
2.70%, 4/15/2032(b) 100,000 74,772
3.37%, 11/1/2041 50,000 33,385
3.48%, 11/1/2051 50,000 31,058
NVIDIA Corp. ,
1.55%, 6/15/2028(b) 365,000 311,661
2.85%, 4/1/2030 110,000 95,954
2.00%, 6/15/2031 200,000 160,185
3.50%, 4/1/2050 280,000 211,332
NXP BV ,
2.70%, 5/1/2025 25,000 23,531
3.88%, 6/18/2026 35,000 33,248
4.30%, 6/18/2029 100,000 93,230
3.40%, 5/1/2030 35,000 30,245
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
NXP BV,
2.50%, 5/11/2031 190,000 151,331
2.65%, 2/15/2032 40,000 31,306
5.00%, 1/15/2033(b) 85,000 80,273
3.25%, 5/11/2041 195,000 136,059
3.13%, 2/15/2042 50,000 33,890
3.25%, 11/30/2051 30,000 18,681
QUALCOMM, Inc. ,
3.25%, 5/20/2027(b) 250,000 237,738
1.30%, 5/20/2028(b) 73,000 61,764
2.15%, 5/20/2030(b) 80,000 67,683
1.65%, 5/20/2032 590,000 454,424
5.40%, 5/20/2033 100,000 104,112
4.65%, 5/20/2035(b) 100,000 97,100
4.50%, 5/20/2052(b) 90,000 78,819
6.00%, 5/20/2053 100,000 106,207
Skyworks Solutions, Inc. ,
3.00%, 6/1/2031 40,000 31,373
Texas Instruments, Inc. ,
4.70%, 11/18/2024 100,000 100,307
1.38%, 3/12/2025(b) 200,000 186,727
4.60%, 2/15/2028 105,000 104,857
2.25%, 9/4/2029 300,000 259,373
1.90%, 9/15/2031 80,000 64,740
3.65%, 8/16/2032 40,000 37,063
2.70%, 9/15/2051 100,000 68,722
TSMC Arizona Corp. ,
3.13%, 10/25/2041 200,000 155,239
4.50%, 4/22/2052 200,000 187,235
Xilinx, Inc. ,
2.38%, 6/1/2030 50,000 42,043
11,419,015
Software 0.5%
Adobe, Inc. ,
1.90%, 2/1/2025 30,000 28,340
3.25%, 2/1/2025 135,000 131,190
2.15%, 2/1/2027(b) 245,000 222,976
2.30%, 2/1/2030 100,000 85,267
Autodesk, Inc. ,
2.40%, 12/15/2031(b) 155,000 123,818
Microsoft Corp. ,
2.88%, 2/6/2024 365,000 358,527
2.40%, 8/8/2026 465,000 433,590
3.50%, 2/12/2035 325,000 293,564
3.45%, 8/8/2036 239,000 211,439
2.53%, 6/1/2050 836,000 550,129
2.92%, 3/17/2052 1,075,000 760,563
2.68%, 6/1/2060 400,000 253,765
Oracle Corp. ,
2.50%, 4/1/2025 100,000 94,288
5.80%, 11/10/2025(b) 35,000 35,783
2.65%, 7/15/2026 190,000 174,633
3.25%, 11/15/2027 300,000 275,539
6.15%, 11/9/2029 65,000 67,468
2.95%, 4/1/2030(b) 600,000 511,561
3.25%, 5/15/2030(b) 250,000 217,067
2.88%, 3/25/2031 500,000 414,564
6.25%, 11/9/2032 180,000 188,392
3.90%, 5/15/2035 200,000 167,253

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 63
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp.,
5.38%, 7/15/2040 350,000 321,175
4.50%, 7/8/2044 370,000 297,500
4.00%, 7/15/2046 500,000 364,369
4.00%, 11/15/2047 500,000 365,448
3.60%, 4/1/2050 700,000 471,287
6.90%, 11/9/2052 180,000 192,568
3.85%, 4/1/2060 250,000 166,109
Roper Technologies, Inc. ,
2.35%, 9/15/2024 50,000 47,739
1.00%, 9/15/2025 60,000 53,758
2.95%, 9/15/2029 90,000 78,271
1.75%, 2/15/2031 245,000 188,741
Salesforce, Inc. ,
3.70%, 4/11/2028 500,000 479,580
1.95%, 7/15/2031 35,000 27,904
2.70%, 7/15/2041 200,000 142,745
2.90%, 7/15/2051 290,000 190,071
ServiceNow, Inc. ,
1.40%, 9/1/2030 145,000 110,927
VMware, Inc. ,
4.70%, 5/15/2030 300,000 279,064
Workday, Inc. ,
3.50%, 4/1/2027 50,000 46,728
3.70%, 4/1/2029 50,000 45,872
3.80%, 4/1/2032(b) 70,000 61,792
9,531,364
Specialty Retail 0.4%
Advance Auto Parts, Inc. ,
3.50%, 3/15/2032 55,000 45,123
AutoNation, Inc. ,
1.95%, 8/1/2028 45,000 35,886
2.40%, 8/1/2031(b) 90,000 64,711
3.85%, 3/1/2032 30,000 23,945
AutoZone, Inc. ,
3.25%, 4/15/2025 325,000 311,467
4.00%, 4/15/2030 100,000 92,595
4.75%, 8/1/2032(b) 40,000 38,768
Best Buy Co., Inc. ,
1.95%, 10/1/2030(b) 125,000 98,905
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 50,000 32,234
Home Depot, Inc. (The) ,
2.70%, 4/15/2025(b) 30,000 28,749
4.00%, 9/15/2025 30,000 29,645
2.50%, 4/15/2027 200,000 184,036
2.88%, 4/15/2027 45,000 41,972
2.80%, 9/14/2027(b) 750,000 694,689
0.90%, 3/15/2028 130,000 107,796
1.50%, 9/15/2028(b) 100,000 85,019
3.90%, 12/6/2028 300,000 288,794
1.38%, 3/15/2031(b) 300,000 232,403
1.88%, 9/15/2031 100,000 79,910
3.25%, 4/15/2032 200,000 177,714
4.50%, 9/15/2032 90,000 87,876
5.95%, 4/1/2041 150,000 163,144
4.20%, 4/1/2043 150,000 131,247
4.40%, 3/15/2045 600,000 536,074
3.35%, 4/15/2050 135,000 99,094
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Home Depot, Inc. (The),
2.38%, 3/15/2051 200,000 119,313
2.75%, 9/15/2051 100,000 65,338
3.63%, 4/15/2052(b) 140,000 108,069
4.95%, 9/15/2052(b) 25,000 23,996
Lowe's Cos., Inc. ,
3.13%, 9/15/2024(b) 400,000 386,936
4.00%, 4/15/2025(b) 500,000 490,262
4.40%, 9/8/2025 40,000 39,403
3.35%, 4/1/2027(b) 60,000 56,326
3.10%, 5/3/2027 250,000 232,749
1.30%, 4/15/2028 170,000 141,270
1.70%, 9/15/2028(b) 80,000 67,193
6.50%, 3/15/2029 236,000 252,921
3.65%, 4/5/2029(b) 400,000 369,572
1.70%, 10/15/2030 75,000 58,650
3.75%, 4/1/2032(b) 245,000 217,937
5.00%, 4/15/2033 60,000 58,573
2.80%, 9/15/2041 60,000 40,830
4.05%, 5/3/2047 250,000 195,531
3.00%, 10/15/2050(b) 345,000 219,468
4.25%, 4/1/2052 65,000 51,532
5.63%, 4/15/2053(b) 50,000 47,865
4.45%, 4/1/2062 75,000 58,305
5.80%, 9/15/2062 60,000 57,430
O'Reilly Automotive, Inc. ,
3.55%, 3/15/2026(b) 300,000 288,104
4.70%, 6/15/2032 100,000 96,657
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026 500,000 456,985
Tractor Supply Co. ,
1.75%, 11/1/2030 55,000 42,231
7,955,242
Technology Hardware, Storage & Peripherals 0 .4%
Apple, Inc. ,
2.50%, 2/9/2025(b) 595,000 568,851
1.13%, 5/11/2025 140,000 128,891
0.55%, 8/20/2025(b) 500,000 450,971
3.25%, 2/23/2026(b) 230,000 220,954
2.45%, 8/4/2026 625,000 579,614
3.35%, 2/9/2027(b) 500,000 478,060
3.20%, 5/11/2027 300,000 284,321
1.40%, 8/5/2028(b) 50,000 42,355
3.25%, 8/8/2029 150,000 138,651
2.20%, 9/11/2029(b) 235,000 203,170
1.65%, 5/11/2030 300,000 245,023
1.25%, 8/20/2030 500,000 393,632
1.65%, 2/8/2031(b) 250,000 201,227
1.70%, 8/5/2031(b) 50,000 39,974
3.35%, 8/8/2032(b) 150,000 136,167
3.85%, 5/4/2043 550,000 474,309
4.38%, 5/13/2045 355,000 328,072
4.65%, 2/23/2046 460,000 435,493
2.65%, 5/11/2050 300,000 198,481
2.40%, 8/20/2050 100,000 62,198
2.65%, 2/8/2051(b) 400,000 263,791
2.70%, 8/5/2051 50,000 32,962
3.95%, 8/8/2052(b) 120,000 101,964
2.55%, 8/20/2060(b) 300,000 181,531

64 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Apple, Inc.,
2.85%, 8/5/2061 50,000 32,152
4.10%, 8/8/2062 120,000 99,745
Dell International LLC ,
4.00%, 7/15/2024 200,000 196,555
6.02%, 6/15/2026(b) 700,000 714,109
3.38%, 12/15/2041(f) 100,000 66,973
8.35%, 7/15/2046 99,000 112,787
3.45%, 12/15/2051(b)(f) 150,000 91,800
Hewlett Packard Enterprise
Co. ,
6.35%, 10/15/2045(e) 150,000 149,607
HP, Inc. ,
1.45%, 6/17/2026(b) 155,000 135,780
4.75%, 1/15/2028(b) 60,000 58,214
4.00%, 4/15/2029(b) 60,000 54,768
2.65%, 6/17/2031 50,000 38,954
4.20%, 4/15/2032 60,000 51,587
5.50%, 1/15/2033 60,000 56,367
6.00%, 9/15/2041(b) 250,000 239,865
Western Digital Corp. ,
2.85%, 2/1/2029(b) 250,000 193,418
8,483,343
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030(b) 400,000 357,458
3.88%, 11/1/2045(b) 250,000 216,256
3.38%, 3/27/2050 200,000 156,465
730,179
Thrifts & Mortgage Finance 0.0%
†
BPCE SA ,
4.00%, 4/15/2024 475,000 466,971
Tobacco 0.3%
Altria Group, Inc. ,
4.40%, 2/14/2026(b) 160,000 156,633
4.50%, 5/2/2043 250,000 187,686
5.38%, 1/31/2044(b) 170,000 149,838
5.95%, 2/14/2049 500,000 444,616
3.70%, 2/4/2051 250,000 156,580
BAT Capital Corp. ,
3.22%, 8/15/2024 500,000 481,443
4.70%, 4/2/2027 100,000 95,859
3.56%, 8/15/2027 750,000 685,171
4.74%, 3/16/2032 70,000 62,113
4.39%, 8/15/2037 350,000 272,126
4.54%, 8/15/2047 460,000 325,024
4.76%, 9/6/2049(b) 150,000 108,640
5.65%, 3/16/2052 70,000 57,702
BAT International Finance plc ,
1.67%, 3/25/2026(b) 150,000 132,908
4.45%, 3/16/2028 70,000 64,831
Philip Morris International,
Inc. ,
5.13%, 11/15/2024 90,000 90,119
5.00%, 11/17/2025 90,000 90,404
5.13%, 11/17/2027 90,000 90,657
5.63%, 11/17/2029 70,000 71,014
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc.,
5.75%, 11/17/2032(b) 30,000 30,583
6.38%, 5/16/2038 460,000 489,657
3.88%, 8/21/2042 250,000 189,798
Reynolds American, Inc. ,
4.45%, 6/12/2025 500,000 489,129
5.70%, 8/15/2035 120,000 108,319
5,030,850
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
2.30%, 2/1/2025 75,000 69,827
3.25%, 3/1/2025 1,000,000 948,900
3.75%, 6/1/2026(b) 250,000 234,165
1.88%, 8/15/2026 80,000 69,483
2.10%, 9/1/2028 100,000 81,450
3.25%, 10/1/2029(b) 250,000 212,869
Aircastle Ltd. ,
4.13%, 5/1/2024 300,000 289,995
GATX Corp. ,
3.25%, 9/15/2026 50,000 46,361
4.00%, 6/30/2030 100,000 88,614
4.90%, 3/15/2033(b) 145,000 135,203
3.10%, 6/1/2051 90,000 53,828
WW Grainger, Inc. ,
3.75%, 5/15/2046 250,000 195,013
2,425,708
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.45%, 6/1/2032 60,000 57,403
4.30%, 9/1/2045(b) 500,000 423,091
Essential Utilities, Inc. ,
3.35%, 4/15/2050 200,000 136,580
5.30%, 5/1/2052 40,000 37,404
654,478
Wireless Telecommunication Services 0.3%
America Movil SAB de CV ,
6.38%, 3/1/2035(b) 177,000 187,626
6.13%, 3/30/2040 350,000 361,064
Rogers Communications, Inc. ,
2.95%, 3/15/2025(f) 80,000 76,225
3.63%, 12/15/2025(b) 200,000 191,590
3.20%, 3/15/2027(b)(f) 60,000 55,516
3.80%, 3/15/2032(f) 70,000 60,407
4.50%, 3/15/2042(f) 70,000 57,055
4.50%, 3/15/2043(b) 100,000 80,955
5.00%, 3/15/2044 80,000 68,537
3.70%, 11/15/2049 400,000 270,898
4.55%, 3/15/2052(f) 80,000 62,023
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(b) 500,000 480,853
3.75%, 4/15/2027(b) 500,000 470,946
2.05%, 2/15/2028(b) 100,000 85,883
3.88%, 4/15/2030 500,000 452,907
2.55%, 2/15/2031 500,000 408,460
2.70%, 3/15/2032 80,000 64,635
4.38%, 4/15/2040 250,000 213,350

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 65
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
3.00%, 2/15/2041 200,000 141,125
4.50%, 4/15/2050 300,000 246,641
3.30%, 2/15/2051 300,000 200,203
3.40%, 10/15/2052 200,000 134,390
5.80%, 9/15/2062 200,000 193,490
Vodafone Group plc ,
4.13%, 5/30/2025 500,000 492,038
7.88%, 2/15/2030 206,000 232,164
4.38%, 2/19/2043 500,000 400,274
5.25%, 5/30/2048 400,000 352,292
4.25%, 9/17/2050(b) 40,000 30,503
6,072,050
Total Corporate Bonds
(cost $548,860,273)
478,963,115
Foreign Government Securities 1.5%
CANADA 0.2%
Province of Alberta,
3.30%, 3/15/2028(b) 500,000 473,099
Province of Ontario,
3.05%, 1/29/2024 500,000 490,361
2.50%, 4/27/2026 600,000 562,272
2.00%, 10/2/2029(b) 1,000,000 861,377
Province of Quebec,
2.50%, 4/9/2024(b) 500,000 484,881
0.60%, 7/23/2025 450,000 407,604
7.50%, 9/15/2029 578,000 678,894
3,958,488
CHILE 0.1%
Republic of Chile,
3.13%, 3/27/2025 750,000 727,575
3.24%, 2/6/2028(b) 500,000 463,018
2.45%, 1/31/2031 500,000 414,714
2.55%, 1/27/2032(b) 500,000 409,088
3.10%, 5/7/2041(b) 400,000 287,335
3.63%, 10/30/2042 400,000 305,013
3.25%, 9/21/2071 200,000 123,123
2,729,866
GERMANY 0.0%
†
FMS Wertmanagement AoeR,
2.75%, 1/30/2024(b) 600,000 587,250
HUNGARY 0.0%
†
Hungary Government Bond,
5.38%, 3/25/2024 500,000 499,450
7.63%, 3/29/2041 100,000 109,157
608,607
INDONESIA 0.2%
Republic of Indonesia,
4.15%, 9/20/2027 200,000 196,050
3.50%, 1/11/2028 500,000 474,574
4.10%, 4/24/2028 1,000,000 979,280
2.85%, 2/14/2030 500,000 443,811
Foreign Government Securities
Principal
Amount ($) Value ($)
4.65%, 9/20/2032 200,000 195,567
5.35%, 2/11/2049(b) 200,000 194,019
4.20%, 10/15/2050 200,000 165,020
4.45%, 4/15/2070(b) 200,000 167,655
2,815,976
ISRAEL 0.0%
†
State of Israel Government
Bond,
3.25%, 1/17/2028(b) 200,000 189,500
3.38%, 1/15/2050(b) 200,000 153,594
3.88%, 7/3/2050(b) 200,000 168,214
4.50%, 4/3/2120 200,000 174,912
686,220
ITALY 0.0%
†
Italian Republic Government
Bond,
5.38%, 6/15/2033 491,000 475,348
4.00%, 10/17/2049(b) 400,000 283,240
758,588
JAPAN 0.2%
Japan Bank for International
Cooperation,
2.50%, 5/23/2024(b) 2,000,000 1,934,276
2.38%, 4/20/2026 500,000 463,685
1.88%, 7/21/2026(b) 500,000 453,112
2,851,073
MEXICO 0.2%
United Mexican States,
4.15%, 3/28/2027(b) 200,000 194,749
3.75%, 1/11/2028(b) 1,000,000 943,780
2.66%, 5/24/2031(b) 700,000 564,570
4.88%, 5/19/2033(b) 200,000 183,588
6.75%, 9/27/2034 996,000 1,039,881
6.05%, 1/11/2040(b) 400,000 387,991
4.75%, 3/8/2044 400,000 322,630
5.55%, 1/21/2045 300,000 269,082
4.60%, 1/23/2046 347,000 270,356
4.35%, 1/15/2047(b) 300,000 225,414
3.77%, 5/24/2061(b) 200,000 126,306
4,528,347
PANAMA 0.1%
Republic of Panama,
2.25%, 9/29/2032 200,000 148,101
6.70%, 1/26/2036 250,000 260,388
4.30%, 4/29/2053 500,000 360,903
4.50%, 4/1/2056 400,000 291,418
3.87%, 7/23/2060 200,000 128,827
1,189,637
PERU 0.1%
Republic of Peru,
4.13%, 8/25/2027(b) 250,000 239,193
2.78%, 1/23/2031 500,000 413,615
8.75%, 11/21/2033 300,000 364,575
3.00%, 1/15/2034(b) 200,000 157,531
3.30%, 3/11/2041 200,000 145,408

66 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
5.63%, 11/18/2050(b) 300,000 296,227
3.60%, 1/15/2072(b) 150,000 97,396
1,713,945
PHILIPPINES 0.2%
Republic of Philippines,
4.20%, 1/21/2024 500,000 494,501
9.50%, 2/2/2030 500,000 634,400
2.46%, 5/5/2030 500,000 433,813
7.75%, 1/14/2031(b) 200,000 237,233
6.38%, 10/23/2034(b) 500,000 553,263
3.70%, 2/2/2042 600,000 487,750
2,840,960
POLAND 0.0%
†
Republic of Poland,
4.00%, 1/22/2024 500,000 493,050
SOUTH KOREA 0.1%
Export-Import Bank of Korea,
2.38%, 4/21/2027 1,000,000 904,708
Republic of Korea,
5.63%, 11/3/2025 300,000 304,680
4.13%, 6/10/2044(b) 250,000 229,485
1,438,873
URUGUAY 0.1%
Oriental Republic of Uruguay,
4.38%, 10/27/2027 1,250,000 1,258,703
5.10%, 6/18/2050 700,000 685,887
1,944,590
Total Foreign Government Securities
(cost $32,768,963)
29,145,470
Mortgage-Backed Securities 27.5%
FHLMC Gold Pool
Pool# C90719
5.00%, 10/1/2023 12,624 12,569
Pool# J09912
4.00%, 6/1/2024 39,567 38,674
Pool# C00351
8.00%, 7/1/2024 51 52
Pool# D60780
8.00%, 6/1/2025 299 299
Pool# G30267
5.00%, 8/1/2025 14,856 14,804
Pool# E02746
3.50%, 11/1/2025 45,986 45,010
Pool# J13883
3.50%, 12/1/2025 105,000 103,200
Pool# J14732
4.00%, 3/1/2026 56,335 55,039
Pool# E02896
3.50%, 5/1/2026 49,501 48,651
Pool# J18127
3.00%, 3/1/2027 74,253 71,746
Pool# J18702
3.00%, 3/1/2027 66,096 63,956
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J19106
3.00%, 5/1/2027 29,764 28,769
Pool# J20471
3.00%, 9/1/2027 132,455 127,838
Pool# D82854
7.00%, 10/1/2027 27 27
Pool# G14609
3.00%, 11/1/2027 201,400 194,105
Pool# C00566
7.50%, 12/1/2027 338 346
Pool# G15100
2.50%, 7/1/2028 91,231 86,842
Pool# C18271
7.00%, 11/1/2028 1,170 1,184
Pool# C00678
7.00%, 11/1/2028 327 334
Pool# C00836
7.00%, 7/1/2029 272 281
Pool# C31285
7.00%, 9/1/2029 459 465
Pool# G18536
2.50%, 1/1/2030 1,298,645 1,221,783
Pool# C37436
8.00%, 1/1/2030 809 847
Pool# C36429
7.00%, 2/1/2030 494 494
Pool# C36306
7.00%, 2/1/2030 452 453
Pool# C00921
7.50%, 2/1/2030 578 602
Pool# G01108
7.00%, 4/1/2030 202 207
Pool# C37703
7.50%, 4/1/2030 311 311
Pool# G18552
3.00%, 5/1/2030 474,647 454,580
Pool# U49055
3.00%, 6/1/2030 53,073 50,062
Pool# J32243
3.00%, 7/1/2030 388,381 371,184
Pool# J32257
3.00%, 7/1/2030 77,740 74,457
Pool# J32255
3.00%, 7/1/2030 73,098 70,003
Pool# C41561
8.00%, 8/1/2030 1,569 1,580
Pool# C01051
8.00%, 9/1/2030 829 871
Pool# C43550
7.00%, 10/1/2030 1,140 1,141
Pool# C44017
7.50%, 10/1/2030 365 365
Pool# C43967
8.00%, 10/1/2030 1,247 1,246
Pool# C44957
8.00%, 11/1/2030 713 714
Pool# J33361
3.00%, 12/1/2030 175,921 168,482
Pool# G18578
3.00%, 12/1/2030 160,258 153,085

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 67
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J33315
3.00%, 12/1/2030 70,427 67,445
Pool# C01103
7.50%, 12/1/2030 417 441
Pool# C46932
7.50%, 1/1/2031 536 538
Pool# G18587
3.00%, 2/1/2031 116,339 110,710
Pool# G18592
3.00%, 3/1/2031 129,047 123,584
Pool# C48206
7.50%, 3/1/2031 1,420 1,419
Pool# C91366
4.50%, 4/1/2031 41,175 40,902
Pool# G18601
3.00%, 5/1/2031 75,437 72,245
Pool# G18605
3.00%, 6/1/2031 44,016 42,154
Pool# J34627
3.00%, 6/1/2031 11,427 10,943
Pool# C91377
4.50%, 6/1/2031 22,104 21,957
Pool# C53324
7.00%, 6/1/2031 1,307 1,314
Pool# C01209
8.00%, 6/1/2031 278 278
Pool# J35107
2.50%, 8/1/2031 85,005 79,408
Pool# G01309
7.00%, 8/1/2031 486 499
Pool# G01311
7.00%, 9/1/2031 3,986 4,120
Pool# C01222
7.00%, 9/1/2031 579 606
Pool# G01315
7.00%, 9/1/2031 147 153
Pool# J35522
2.50%, 10/1/2031 291,622 272,409
Pool# C60012
7.00%, 11/1/2031 557 557
Pool# C61298
8.00%, 11/1/2031 2,038 2,043
Pool# J35957
2.50%, 12/1/2031 424,488 396,524
Pool# C61105
7.00%, 12/1/2031 4,439 4,478
Pool# C63171
7.00%, 1/1/2032 3,189 3,264
Pool# V61548
2.50%, 2/1/2032 412,631 386,250
Pool# D99004
3.50%, 3/1/2032 73,992 71,731
Pool# G30577
3.50%, 4/1/2032 153,851 149,149
Pool# G01391
7.00%, 4/1/2032 7,569 7,976
Pool# C01345
7.00%, 4/1/2032 2,671 2,798
Pool# C01370
8.00%, 4/1/2032 641 664
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C01381
8.00%, 5/1/2032 8,054 8,390
Pool# C68290
7.00%, 6/1/2032 1,999 2,024
Pool# C68300
7.00%, 6/1/2032 780 779
Pool# D99266
3.50%, 7/1/2032 121,254 117,549
Pool# G01449
7.00%, 7/1/2032 4,675 4,860
Pool# C69908
7.00%, 8/1/2032 20,490 20,943
Pool# C91558
3.50%, 9/1/2032 24,254 23,513
Pool# G16407
2.50%, 1/1/2033 220,127 206,070
Pool# G16408
2.50%, 1/1/2033 154,384 144,516
Pool# G01536
7.00%, 3/1/2033 7,447 7,741
Pool# C01528
5.00%, 4/1/2033 33,833 34,515
Pool# G30646
3.00%, 5/1/2033 148,287 139,202
Pool# G30642
3.00%, 5/1/2033 75,486 70,861
Pool# K90535
3.00%, 5/1/2033 33,074 31,130
Pool# G18693
4.00%, 5/1/2033 48,042 47,359
Pool# G18696
3.50%, 7/1/2033 13,277 12,782
Pool# A16419
6.50%, 11/1/2033 13,249 13,640
Pool# C01806
7.00%, 1/1/2034 10,210 10,246
Pool# A21356
6.50%, 4/1/2034 42,180 43,948
Pool# C01851
6.50%, 4/1/2034 16,315 16,872
Pool# A24301
6.50%, 5/1/2034 24,787 25,420
Pool# A22067
6.50%, 5/1/2034 12,748 13,253
Pool# G18737
3.50%, 6/1/2034 85,987 83,000
Pool# A24988
6.50%, 7/1/2034 9,855 10,106
Pool# G01741
6.50%, 10/1/2034 5,758 5,965
Pool# G08023
6.50%, 11/1/2034 12,259 12,930
Pool# G01947
7.00%, 5/1/2035 5,859 6,063
Pool# G08073
5.50%, 8/1/2035 53,989 55,925
Pool# A37135
5.50%, 9/1/2035 90,825 93,351
Pool# A47368
5.00%, 10/1/2035 73,714 75,099

68 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A38531
5.50%, 10/1/2035 122,132 126,736
Pool# A38255
5.50%, 10/1/2035 96,229 99,758
Pool# G08088
6.50%, 10/1/2035 50,877 53,476
Pool# A39759
5.50%, 11/1/2035 3,968 4,077
Pool# A40376
5.50%, 12/1/2035 2,454 2,510
Pool# A42305
5.50%, 1/1/2036 7,612 7,762
Pool# A41548
7.00%, 1/1/2036 6,118 6,113
Pool# G08111
5.50%, 2/1/2036 74,281 76,990
Pool# A43886
5.50%, 3/1/2036 229,002 232,127
Pool# A43885
5.50%, 3/1/2036 163,564 165,457
Pool# A43884
5.50%, 3/1/2036 89,925 90,354
Pool# A48378
5.50%, 3/1/2036 62,647 62,955
Pool# A43861
5.50%, 3/1/2036 44,136 44,503
Pool# G08116
5.50%, 3/1/2036 16,707 17,337
Pool# A48735
5.50%, 5/1/2036 6,482 6,510
Pool# A53039
6.50%, 10/1/2036 41,911 43,063
Pool# G05254
5.00%, 1/1/2037 51,854 53,015
Pool# G04331
5.00%, 2/1/2037 51,596 52,751
Pool# G05941
6.00%, 2/1/2037 261,695 271,373
Pool# G03620
6.50%, 10/1/2037 1,729 1,816
Pool# G03721
6.00%, 12/1/2037 23,216 24,151
Pool# G03969
6.00%, 2/1/2038 25,719 26,672
Pool# C91982
3.50%, 3/1/2038 86,842 81,600
Pool# G04913
5.00%, 3/1/2038 91,751 93,805
Pool# G05299
4.50%, 6/1/2038 83,360 82,299
Pool# G04581
6.50%, 8/1/2038 45,961 47,610
Pool# C92013
3.50%, 9/1/2038 211,372 198,612
Pool# A81674
6.00%, 9/1/2038 167,708 172,992
Pool# G05459
5.50%, 5/1/2039 633,375 657,547
Pool# G05535
4.50%, 7/1/2039 248,268 246,266
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A89500
4.50%, 10/1/2039 24,922 24,696
Pool# A91165
5.00%, 2/1/2040 1,005,790 1,019,669
Pool# G60342
4.50%, 5/1/2042 245,904 244,048
Pool# G60195
4.00%, 6/1/2042 313,947 301,839
Pool# Q08977
4.00%, 6/1/2042 62,982 60,762
Pool# Q09824
4.00%, 8/1/2042 40,510 38,947
Pool# Q11087
4.00%, 9/1/2042 47,427 45,620
Pool# G07158
3.50%, 10/1/2042 173,341 162,424
Pool# G07163
3.50%, 10/1/2042 157,806 147,884
Pool# Q11532
3.50%, 10/1/2042 117,877 110,440
Pool# Q12051
3.50%, 10/1/2042 93,789 87,892
Pool# Q12052
3.50%, 10/1/2042 40,569 38,018
Pool# C09020
3.50%, 11/1/2042 279,281 261,661
Pool# G07264
3.50%, 12/1/2042 254,691 238,570
Pool# Q14292
3.50%, 1/1/2043 68,214 63,910
Pool# Q15884
3.00%, 2/1/2043 377,951 344,290
Pool# Q16470
3.00%, 3/1/2043 814,726 742,170
Pool# V80002
2.50%, 4/1/2043 321,011 277,083
Pool# Q16915
3.00%, 4/1/2043 288,701 262,990
Pool# Q17675
3.50%, 4/1/2043 301,601 282,631
Pool# Q18523
3.50%, 5/1/2043 301,064 281,842
Pool# Q18751
3.50%, 6/1/2043 399,705 374,185
Pool# G07410
3.50%, 7/1/2043 131,107 122,860
Pool# Q20332
3.50%, 7/1/2043 43,626 40,841
Pool# G07459
3.50%, 8/1/2043 362,293 339,201
Pool# G60038
3.50%, 1/1/2044 768,195 719,730
Pool# Q26869
4.00%, 6/1/2044 343,866 329,739
Pool# G07946
4.00%, 7/1/2044 11,547 11,072
Pool# Q28607
3.50%, 9/1/2044 142,090 132,918
Pool# G61231
3.50%, 9/1/2044 37,158 34,794

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 69
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08609
3.50%, 10/1/2044 119,151 111,213
Pool# Q30833
4.00%, 1/1/2045 16,746 16,058
Pool# G60400
4.50%, 1/1/2045 97,349 95,741
Pool# G07925
4.00%, 2/1/2045 31,747 30,772
Pool# Q34165
4.00%, 6/1/2045 198,255 190,111
Pool# V81873
4.00%, 8/1/2045 118,075 113,224
Pool# G08669
4.00%, 9/1/2045 180,771 173,343
Pool# V82126
3.50%, 12/1/2045 109,869 102,242
Pool# Q38199
3.50%, 1/1/2046 8,847 8,223
Pool# Q38357
4.00%, 1/1/2046 49,081 47,065
Pool# G61365
4.50%, 1/1/2046 35,830 35,238
Pool# G08697
3.00%, 3/1/2046 515,375 461,730
Pool# Q39364
3.50%, 3/1/2046 82,039 76,303
Pool# Q39434
3.50%, 3/1/2046 67,110 62,491
Pool# Q39440
4.00%, 3/1/2046 28,285 27,117
Pool# G08704
4.50%, 4/1/2046 18,136 17,836
Pool# Q40097
4.50%, 4/1/2046 2,932 2,878
Pool# G60582
3.50%, 5/1/2046 207,103 192,645
Pool# Q40718
3.50%, 5/1/2046 69,056 64,199
Pool# G08707
4.00%, 5/1/2046 85,208 81,689
Pool# G08708
4.50%, 5/1/2046 13,021 12,806
Pool# Q40728
4.50%, 5/1/2046 2,666 2,617
Pool# Q41548
3.00%, 7/1/2046 77,467 69,557
Pool# Q41903
3.50%, 7/1/2046 98,036 91,151
Pool# Q41491
3.50%, 7/1/2046 9,615 8,931
Pool# Q41407
3.50%, 7/1/2046 2,640 2,451
Pool# G61791
4.00%, 7/1/2046 76,843 73,687
Pool# Q41947
4.50%, 7/1/2046 3,814 3,731
Pool# G08715
3.00%, 8/1/2046 519,854 466,127
Pool# Q42596
3.50%, 8/1/2046 83,532 77,936
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q42203
3.50%, 8/1/2046 22,148 20,625
Pool# G61237
3.50%, 8/1/2046 15,627 14,638
Pool# Q42393
3.50%, 8/1/2046 12,139 11,272
Pool# Q42680
4.00%, 8/1/2046 2,584 2,479
Pool# G08720
4.50%, 8/1/2046 9,791 9,629
Pool# G61323
3.00%, 9/1/2046 494,199 450,204
Pool# G08721
3.00%, 9/1/2046 285,697 256,082
Pool# V82617
3.50%, 9/1/2046 188,749 175,375
Pool# G08722
3.50%, 9/1/2046 56,692 52,892
Pool# G60733
4.50%, 9/1/2046 110,193 108,372
Pool# G60722
3.00%, 10/1/2046 838,368 751,724
Pool# Q44035
3.00%, 10/1/2046 403,092 360,932
Pool# G61815
4.00%, 10/1/2046 33,516 32,139
Pool# G61257
3.00%, 11/1/2046 781,709 698,820
Pool# Q44452
3.00%, 11/1/2046 180,521 161,453
Pool# G08732
3.00%, 11/1/2046 51,804 46,268
Pool# Q44473
3.50%, 11/1/2046 22,977 21,332
Pool# Q44223
3.50%, 11/1/2046 13,305 12,348
Pool# G08734
4.00%, 11/1/2046 253,692 242,901
Pool# G08737
3.00%, 12/1/2046 1,718,061 1,537,837
Pool# G60989
3.00%, 12/1/2046 299,814 268,820
Pool# Q45878
3.00%, 12/1/2046 64,184 57,314
Pool# G08738
3.50%, 12/1/2046 1,099,109 1,021,003
Pool# Q45024
3.50%, 12/1/2046 81,618 75,819
Pool# G08741
3.00%, 1/1/2047 471,101 421,538
Pool# G08747
3.00%, 2/1/2047 894,768 800,602
Pool# G08748
3.50%, 2/1/2047 228,196 212,351
Pool# G08749
4.00%, 2/1/2047 389,155 372,282
Pool# G61890
4.00%, 2/1/2047 27,769 26,606
Pool# G08751
3.50%, 3/1/2047 340,445 316,176

70 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q47592
3.50%, 4/1/2047 57,952 53,802
Pool# Q47484
3.50%, 4/1/2047 13,800 12,830
Pool# G60988
3.00%, 5/1/2047 1,033,310 926,812
Pool# Q48098
3.50%, 5/1/2047 44,597 41,465
Pool# Q48237
4.50%, 5/1/2047 69,747 68,443
Pool# G61390
3.00%, 6/1/2047 761,840 681,714
Pool# Q48414
4.50%, 6/1/2047 50,686 49,311
Pool# Q48365
4.50%, 6/1/2047 15,391 15,136
Pool# G08770
3.50%, 7/1/2047 651,585 607,107
Pool# V83270
3.50%, 7/1/2047 149,331 138,577
Pool# G61339
3.00%, 8/1/2047 154,276 138,145
Pool# G08774
3.50%, 8/1/2047 72,021 66,792
Pool# Q49917
3.50%, 8/1/2047 52,488 48,708
Pool# Q53085
3.00%, 9/1/2047 164,272 147,869
Pool# G61295
3.50%, 9/1/2047 358,924 334,344
Pool# G08779
3.50%, 9/1/2047 195,487 179,012
Pool# G61622
3.00%, 10/1/2047 374,429 335,512
Pool# G08785
4.00%, 10/1/2047 22,385 21,230
Pool# Q52075
4.00%, 11/1/2047 134,873 129,147
Pool# V83598
3.50%, 12/1/2047 58,133 53,916
Pool# G67707
3.50%, 1/1/2048 431,058 404,038
Pool# V83909
4.00%, 1/1/2048 161,810 154,966
Pool# G61311
3.50%, 2/1/2048 401,071 372,020
Pool# T65458
3.50%, 2/1/2048 72,094 65,267
Pool# Q54460
4.00%, 2/1/2048 123,529 119,361
Pool# G08801
4.00%, 2/1/2048 122,307 116,771
Pool# G61298
4.00%, 2/1/2048 57,379 54,844
Pool# Q54727
3.50%, 3/1/2048 164,631 152,706
Pool# Q55401
5.00%, 4/1/2048 34,570 34,620
Pool# V84237
3.50%, 5/1/2048 268,079 248,216
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08813
3.50%, 5/1/2048 29,500 27,343
Pool# G08820
4.50%, 5/1/2048 230,115 225,984
Pool# G08821
5.00%, 5/1/2048 9,328 9,350
Pool# G67712
4.00%, 6/1/2048 118,138 114,153
Pool# G67713
4.00%, 6/1/2048 96,574 92,308
Pool# G08817
4.00%, 6/1/2048 35,723 34,023
Pool# G08818
4.50%, 6/1/2048 121,845 119,658
Pool# Q56473
4.50%, 6/1/2048 30,664 30,279
Pool# Q56472
4.50%, 6/1/2048 27,543 27,269
Pool# G08827
4.50%, 7/1/2048 82,882 81,237
Pool# Q57401
4.50%, 7/1/2048 38,212 37,732
Pool# Q57402
4.50%, 7/1/2048 11,978 11,843
Pool# G08833
5.00%, 7/1/2048 3,718 3,728
Pool# G08831
4.00%, 8/1/2048 96,724 92,331
Pool# G08836
4.00%, 9/1/2048 390,180 371,668
Pool# G67716
4.50%, 10/1/2048 67,472 66,588
Pool# G08843
4.50%, 10/1/2048 29,413 28,857
Pool# V85044
4.00%, 12/1/2048 116,291 111,008
Pool# V85082
4.50%, 12/1/2048 21,934 21,518
Pool# G61846
4.00%, 1/1/2049 2,043 1,950
Pool# V85139
4.50%, 1/1/2049 26,325 25,813
FHLMC Non Gold Pool
Pool# 1B8478
4.00%, 7/1/2041(a) 34,176 34,655
Pool# 2B0108
3.21%, 1/1/2042(a) 6,691 6,545
Pool# 2B1381
3.25%, 6/1/2043(a) 461 455
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 45,068 43,985
Pool# ZS7757
3.00%, 3/1/2030 321,681 309,348
Pool# SB0383
2.50%, 4/1/2032 713,015 666,744
Pool# ZS8701
3.50%, 6/1/2033 47,376 45,562
Pool# SB0218
3.00%, 10/1/2033 82,836 78,829

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 71
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB0366
3.50%, 2/1/2034 115,151 110,742
Pool# QN0248
3.00%, 7/1/2034 42,891 40,261
Pool# SB0095
3.50%, 7/1/2034 92,418 89,780
Pool# SB0069
3.00%, 9/1/2034 151,250 141,978
Pool# SB8021
3.00%, 12/1/2034 289,685 271,893
Pool# SB8500
2.50%, 7/1/2035 736,612 675,921
Pool# SB8505
2.50%, 10/1/2035 2,139,613 1,963,314
Pool# SB8506
2.00%, 2/1/2036 1,874,621 1,672,166
Pool# SB8508
2.00%, 2/1/2036 1,321,564 1,178,855
Pool# RC1826
2.00%, 2/1/2036 382,574 341,228
Pool# SB8092
1.50%, 3/1/2036 434,413 376,320
Pool# RC1887
2.00%, 3/1/2036 719,440 641,693
Pool# RC2049
2.00%, 6/1/2036 1,700,293 1,516,513
Pool# RC2045
2.00%, 6/1/2036 528,076 471,033
Pool# SB8112
2.50%, 7/1/2036 298,746 274,132
Pool# QN7405
2.00%, 8/1/2036 219,262 195,514
Pool# SB8119
2.00%, 9/1/2036 974,490 869,149
Pool# SB8140
1.50%, 2/1/2037 630,674 546,297
Pool# SB8144
1.50%, 3/1/2037 1,310,958 1,135,164
Pool# QN9700
1.50%, 3/1/2037 417,514 361,518
Pool# SB8148
2.00%, 4/1/2037 2,893,917 2,580,977
Pool# SB8154
2.50%, 5/1/2037 200,040 183,131
Pool# QA2237
3.00%, 7/1/2046 999,603 897,295
Pool# QA2226
3.00%, 7/1/2046 584,267 524,559
Pool# ZS4693
3.00%, 12/1/2046 785,788 702,527
Pool# ZM2339
3.50%, 1/1/2047 165,357 153,171
Pool# ZS4746
3.00%, 12/1/2047 389,124 346,307
Pool# ZA5785
4.50%, 10/1/2048 164,890 161,604
Pool# ZT1321
4.50%, 11/1/2048 209,529 205,314
Pool# ZA6139
4.50%, 12/1/2048 68,197 66,721
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD0295
3.00%, 2/1/2049 1,852,641 1,665,679
Pool# ZA6536
4.00%, 3/1/2049 76,527 72,795
Pool# ZA6380
4.00%, 3/1/2049 73,000 69,523
Pool# ZT1858
4.50%, 4/1/2049 38,290 37,537
Pool# QA8965
3.00%, 4/1/2050 567,113 500,973
Pool# RA2579
3.00%, 5/1/2050 260,324 229,842
Pool# RA3022
2.50%, 6/1/2050 592,606 504,471
Pool# SD7521
2.50%, 7/1/2050 889,300 763,709
Pool# RA3174
3.00%, 7/1/2050 550,999 488,355
Pool# SD7523
2.50%, 8/1/2050 232,151 199,278
Pool# RA3382
3.00%, 8/1/2050 542,200 478,038
Pool# SD0500
3.00%, 8/1/2050 41,071 36,774
Pool# SD0514
2.00%, 10/1/2050 863,476 708,684
Pool# RA3723
2.00%, 10/1/2050 273,186 223,336
Pool# RA3935
2.50%, 11/1/2050 2,592,253 2,210,462
Pool# RA3932
2.50%, 11/1/2050 1,521,214 1,300,941
Pool# RA3934
2.50%, 11/1/2050 755,929 642,253
Pool# RA3987
2.50%, 11/1/2050 336,222 286,703
Pool# RA4071
2.50%, 12/1/2050 887,910 754,385
Pool# RA4216
2.50%, 12/1/2050 821,149 697,620
Pool# RA4411
2.50%, 1/1/2051 1,916,028 1,633,654
Pool# RA4351
2.50%, 1/1/2051 994,131 844,529
Pool# RA4410
2.50%, 1/1/2051 684,293 581,325
Pool# RA4652
2.00%, 2/1/2051 3,136,793 2,561,161
Pool# RA4493
2.00%, 2/1/2051 1,498,026 1,223,133
Pool# QB9104
2.00%, 2/1/2051 796,498 650,474
Pool# RA4737
2.00%, 3/1/2051 2,884,252 2,355,954
Pool# RA4718
2.00%, 3/1/2051 1,261,397 1,029,931
Pool# SD7537
2.00%, 3/1/2051 675,449 551,731
Pool# SD8139
1.50%, 4/1/2051 951,286 734,273

72 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8140
2.00%, 4/1/2051 5,363,241 4,379,067
Pool# SD8145
1.50%, 5/1/2051 1,886,429 1,455,791
Pool# SD8146
2.00%, 5/1/2051 12,293,716 10,035,672
Pool# QC2070
2.00%, 5/1/2051 132,774 108,971
Pool# SD0593
3.00%, 5/1/2051 1,959,481 1,760,498
Pool# RA5436
2.00%, 6/1/2051 403,340 328,981
Pool# RA5373
2.00%, 6/1/2051 338,567 277,868
Pool# SD8154
1.50%, 7/1/2051 1,901,231 1,467,222
Pool# RA5398
2.00%, 7/1/2051 1,146,309 940,797
Pool# QC5128
2.00%, 8/1/2051 324,347 265,531
Pool# SD8166
2.00%, 9/1/2051 1,900,144 1,549,525
Pool# RA6140
2.00%, 10/1/2051 1,351,261 1,101,255
Pool# RA6085
2.00%, 10/1/2051 805,638 661,204
Pool# RA6091
2.00%, 10/1/2051 780,810 639,979
Pool# RA6503
2.00%, 12/1/2051 9,314,171 7,590,861
Pool# RA6624
2.00%, 1/1/2052 5,989,867 4,880,155
Pool# SD0856
2.00%, 1/1/2052 1,480,561 1,206,626
Pool# RA7543
4.00%, 6/1/2052 219,042 205,560
Pool# SD8224
2.50%, 7/1/2052 2,938,061 2,489,133
Pool# SD1488
4.00%, 8/1/2052 562,399 527,615
Pool# SD1424
4.00%, 8/1/2052 483,018 453,287
Pool# SD1501
4.00%, 8/1/2052 267,762 251,281
Pool# RA7920
4.00%, 9/1/2052 566,496 531,482
FNMA Pool
Pool# AC9890
2.75%, 4/1/2040(a) 230,315 229,282
Pool# AC9895
3.06%, 4/1/2040(a) 363,465 357,913
Pool# AJ1249
4.07%, 9/1/2041(a) 67,101 67,970
Pool# AK0714
2.24%, 2/1/2042(a) 9,778 9,571
Pool# AT4250
3.38%, 6/1/2043(a) 21,043 21,185
Pool# BF0203
3.00%, 2/1/2047 485,018 442,865
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# BF0206
4.00%, 2/1/2047 277,535 265,143
Pool# BF0200
3.50%, 11/1/2051 192,917 177,703
Pool# BF0171
4.00%, 1/1/2057 163,928 157,011
Pool# BF0184
4.00%, 2/1/2057 188,631 180,671
FNMA UMBS Pool
Pool# AA2549
4.00%, 4/1/2024 10,039 9,802
Pool# 934863
4.00%, 6/1/2024 28,036 27,623
Pool# AC1374
4.00%, 8/1/2024 12,938 12,747
Pool# AC1529
4.50%, 9/1/2024 59,634 59,519
Pool# AD0244
4.50%, 10/1/2024 6,479 6,467
Pool# AD4089
4.50%, 5/1/2025 74,985 74,771
Pool# 890216
4.50%, 7/1/2025 14,235 14,208
Pool# AB1609
4.00%, 10/1/2025 41,018 40,032
Pool# AH1361
3.50%, 12/1/2025 39,694 38,591
Pool# AH1518
3.50%, 12/1/2025 18,131 17,719
Pool# AH5616
3.50%, 2/1/2026 111,692 109,103
Pool# AL0298
4.00%, 5/1/2026 97,981 95,626
Pool# AB4277
3.00%, 1/1/2027 180,231 174,203
Pool# AL1391
3.50%, 1/1/2027 2,644 2,596
Pool# AP4746
3.00%, 8/1/2027 49,511 47,772
Pool# AP7855
3.00%, 9/1/2027 296,857 286,070
Pool# AP4640
3.00%, 9/1/2027 34,535 33,308
Pool# AQ5096
3.00%, 11/1/2027 72,680 70,066
Pool# AB6887
3.00%, 11/1/2027 58,159 56,026
Pool# AQ4532
3.00%, 11/1/2027 49,151 47,301
Pool# AQ3758
3.00%, 11/1/2027 35,771 34,459
Pool# AB6886
3.00%, 11/1/2027 29,910 28,824
Pool# AQ7406
3.00%, 11/1/2027 28,614 27,589
Pool# AQ2884
3.00%, 12/1/2027 26,438 25,447
Pool# AS0487
2.50%, 9/1/2028 153,697 146,056

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 73
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 930998
4.50%, 4/1/2029 3,302 3,238
Pool# BM1507
2.50%, 12/1/2029 87,013 82,964
Pool# AL8077
3.50%, 12/1/2029 10,400 10,207
Pool# BM4299
3.00%, 3/1/2030 338,084 327,062
Pool# AS4874
3.00%, 4/1/2030 221,306 211,704
Pool# AS5412
2.50%, 7/1/2030 87,164 81,724
Pool# AS5420
3.00%, 7/1/2030 188,336 180,174
Pool# AL7152
3.50%, 7/1/2030 200,643 196,771
Pool# AS5702
2.50%, 8/1/2030 310,788 291,408
Pool# AZ4898
2.50%, 8/1/2030 192,192 180,195
Pool# AY8448
3.00%, 8/1/2030 651,554 621,981
Pool# AZ2953
3.00%, 9/1/2030 566,560 540,895
Pool# AZ5718
3.00%, 9/1/2030 382,869 365,855
Pool# AS6060
3.00%, 10/1/2030 424,583 405,891
Pool# AZ9234
3.50%, 10/1/2030 24,790 23,964
Pool# BA2993
3.00%, 11/1/2030 88,224 84,393
Pool# AS6174
3.50%, 11/1/2030 11,208 10,945
Pool# AS6272
2.50%, 12/1/2030 117,208 109,890
Pool# AS6295
3.00%, 12/1/2030 164,350 157,214
Pool# BA3545
3.00%, 12/1/2030 79,724 76,262
Pool# AH1515
4.00%, 12/1/2030 180,790 174,997
Pool# AD0716
6.50%, 12/1/2030 517,138 530,128
Pool# BA6532
2.50%, 1/1/2031 92,509 86,732
Pool# BM5016
3.00%, 1/1/2031 272,020 260,231
Pool# AB2121
4.00%, 1/1/2031 28,018 27,120
Pool# AL8060
3.00%, 2/1/2031 194,098 185,682
Pool# MA0641
4.00%, 2/1/2031 125,005 120,998
Pool# 560868
7.50%, 2/1/2031 527 526
Pool# AS6799
3.00%, 3/1/2031 142,172 136,008
Pool# BC0774
3.00%, 3/1/2031 84,773 80,927
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC4410
3.50%, 3/1/2031 10,710 10,425
Pool# AS6919
3.50%, 3/1/2031 9,501 9,277
Pool# BC0320
3.50%, 3/1/2031 7,630 7,436
Pool# BC4430
3.00%, 4/1/2031 30,920 29,500
Pool# AL8565
3.00%, 6/1/2031 102,948 98,473
Pool# AL8566
3.00%, 6/1/2031 94,466 90,368
Pool# AL8561
3.50%, 6/1/2031 93,279 91,094
Pool# AS8028
2.50%, 9/1/2031 336,099 314,249
Pool# AL9378
3.00%, 9/1/2031 49,259 47,121
Pool# MA2775
2.50%, 10/1/2031 704,931 659,118
Pool# BM1888
2.50%, 10/1/2031 608,285 578,993
Pool# AS8038
2.50%, 10/1/2031 317,739 297,107
Pool# BC4777
2.50%, 10/1/2031 261,061 243,588
Pool# AL9323
2.50%, 10/1/2031 15,106 14,126
Pool# AS8612
3.00%, 10/1/2031 86,495 82,577
Pool# 607212
7.50%, 10/1/2031 2,882 2,884
Pool# MA0895
3.50%, 11/1/2031 126,150 122,161
Pool# MA2830
2.50%, 12/1/2031 274,722 256,877
Pool# BM3814
2.50%, 12/1/2031 188,611 176,369
Pool# AS8594
2.50%, 1/1/2032 222,147 207,714
Pool# AS8597
2.50%, 1/1/2032 186,387 174,272
Pool# AS8609
3.00%, 1/1/2032 138,938 132,893
Pool# AL9786
3.00%, 1/1/2032 129,170 123,573
Pool# AL9585
3.50%, 1/1/2032 51,112 49,910
Pool# BM1036
2.50%, 2/1/2032 1,010,267 944,671
Pool# BM4624
3.00%, 2/1/2032 146,200 139,859
Pool# AL9872
3.00%, 2/1/2032 108,596 103,885
Pool# AL9740
3.00%, 2/1/2032 96,698 92,015
Pool# AL9871
3.00%, 2/1/2032 66,636 63,744
Pool# AS8767
3.00%, 2/1/2032 11,179 10,694

74 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM1007
2.50%, 3/1/2032 300,060 280,553
Pool# AL9899
3.00%, 3/1/2032 19,508 18,661
Pool# BM3269
2.50%, 4/1/2032 443,329 414,539
Pool# MA1029
3.50%, 4/1/2032 109,156 105,703
Pool# 545556
7.00%, 4/1/2032 1,999 2,051
Pool# AO2565
3.50%, 5/1/2032 34,239 33,156
Pool# AS9695
3.50%, 5/1/2032 22,565 21,812
Pool# 545605
7.00%, 5/1/2032 2,750 2,842
Pool# BM4088
3.00%, 6/1/2032 176,249 168,599
Pool# AO5103
3.50%, 6/1/2032 119,453 115,673
Pool# 890786
3.50%, 6/1/2032 22,362 21,617
Pool# MA1107
3.50%, 7/1/2032 15,536 14,777
Pool# FM1664
4.00%, 7/1/2032 83,664 81,653
Pool# 651361
7.00%, 7/1/2032 957 957
Pool# BM1669
3.00%, 8/1/2032 110,235 104,906
Pool# AP1990
3.50%, 8/1/2032 53,267 51,582
Pool# AP1997
3.50%, 8/1/2032 28,796 27,885
Pool# BH5355
3.50%, 8/1/2032 5,690 5,501
Pool# AO7202
3.50%, 9/1/2032 107,667 104,263
Pool# MA1166
3.50%, 9/1/2032 84,708 82,027
Pool# BM5167
3.50%, 9/1/2032 15,344 14,984
Pool# CA0586
2.50%, 10/1/2032 47,126 44,059
Pool# AP3673
3.50%, 10/1/2032 95,519 92,497
Pool# BH9391
3.50%, 10/1/2032 6,980 6,746
Pool# BM3389
3.00%, 11/1/2032 177,241 168,676
Pool# AB6962
3.50%, 11/1/2032 150,780 146,008
Pool# AQ3343
3.50%, 11/1/2032 91,265 88,377
Pool# BM3977
3.00%, 12/1/2032 257,920 245,445
Pool# CA0951
3.00%, 12/1/2032 137,691 131,025
Pool# FM1661
2.50%, 1/1/2033 507,682 476,067
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4338
2.50%, 1/1/2033 291,217 272,313
Pool# BM3919
3.00%, 2/1/2033 166,605 158,548
Pool# BM3750
3.50%, 3/1/2033 138,218 133,611
Pool# BM4129
3.50%, 4/1/2033 170,607 164,930
Pool# 555346
5.50%, 4/1/2033 29,168 29,961
Pool# 713560
5.50%, 4/1/2033 6,678 6,735
Pool# 694846
6.50%, 4/1/2033 6,095 6,250
Pool# AB9402
3.00%, 5/1/2033 176,314 165,323
Pool# AB9403
3.00%, 5/1/2033 77,160 72,354
Pool# AB9300
3.00%, 5/1/2033 59,138 55,599
Pool# BM4132
3.50%, 5/1/2033 128,201 123,299
Pool# MA3372
4.00%, 5/1/2033 109,596 107,913
Pool# 555421
5.00%, 5/1/2033 617,110 628,874
Pool# MA3393
4.00%, 6/1/2033 47,639 46,612
Pool# MA3427
4.00%, 7/1/2033 36,995 36,221
Pool# 720087
5.50%, 7/1/2033 108,399 111,689
Pool# 728721
5.50%, 7/1/2033 12,961 13,346
Pool# 555684
5.50%, 7/1/2033 4,354 4,484
Pool# MA1527
3.00%, 8/1/2033 616,284 577,860
Pool# 743235
5.50%, 10/1/2033 8,693 8,940
Pool# 750229
6.50%, 10/1/2033 16,827 17,240
Pool# FM2154
4.00%, 12/1/2033 165,627 161,646
Pool# 755872
5.50%, 12/1/2033 92,504 95,208
Pool# 725221
5.50%, 1/1/2034 2,621 2,702
Pool# 725223
5.50%, 3/1/2034 314 323
Pool# 725228
6.00%, 3/1/2034 249,927 258,492
Pool# 725425
5.50%, 4/1/2034 152,145 156,890
Pool# 725423
5.50%, 5/1/2034 14,920 15,382
Pool# 725594
5.50%, 7/1/2034 64,775 66,836
Pool# MA3739
3.50%, 8/1/2034 96,993 93,282

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 75
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 788027
6.50%, 9/1/2034 20,785 21,295
Pool# MA3827
2.50%, 11/1/2034 547,427 504,378
Pool# FM1905
3.00%, 11/1/2034 67,668 63,511
Pool# 807310
7.00%, 11/1/2034 1,848 1,915
Pool# FM2412
3.50%, 1/1/2035 37,501 36,061
Pool# 735141
5.50%, 1/1/2035 196,671 203,050
Pool# 889852
5.50%, 5/1/2035 5,549 5,721
Pool# FM5474
2.50%, 10/1/2035 491,480 450,941
Pool# MA4156
2.50%, 10/1/2035 409,113 375,404
Pool# FM4900
2.00%, 12/1/2035 66,159 59,011
Pool# 256023
6.00%, 12/1/2035 179,639 186,514
Pool# CA8793
2.00%, 2/1/2036 1,572,335 1,402,427
Pool# CA8736
2.00%, 2/1/2036 763,174 680,710
Pool# CA8789
2.00%, 2/1/2036 751,969 670,702
Pool# FM5908
2.00%, 2/1/2036 538,548 480,389
Pool# CA9141
2.00%, 2/1/2036 526,892 470,014
Pool# CA9145
2.00%, 2/1/2036 431,231 384,692
Pool# FM5571
2.00%, 2/1/2036 251,008 223,896
Pool# CA9435
2.00%, 3/1/2036 472,207 421,217
Pool# CA9475
2.00%, 3/1/2036 443,222 395,324
Pool# CA9441
2.50%, 3/1/2036 353,736 324,573
Pool# CB0262
2.00%, 4/1/2036 703,812 627,742
Pool# 745418
5.50%, 4/1/2036 29,089 30,120
Pool# FM7259
2.50%, 5/1/2036 309,886 285,112
Pool# 745516
5.50%, 5/1/2036 16,711 17,308
Pool# MA4360
2.00%, 6/1/2036 1,255,174 1,119,509
Pool# 889745
5.50%, 6/1/2036 3,136 3,236
Pool# CB1090
2.50%, 7/1/2036 184,327 169,131
Pool# FM8538
2.00%, 8/1/2036 244,747 218,291
Pool# 995065
5.50%, 9/1/2036 109,386 112,472
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 888635
5.50%, 9/1/2036 71,112 73,322
Pool# MA4441
1.50%, 10/1/2036 276,243 239,207
Pool# MA4535
1.50%, 2/1/2037 4,672,084 4,045,623
Pool# MA4566
1.50%, 3/1/2037 2,091,285 1,810,829
Pool# MA4581
1.50%, 4/1/2037 548,175 474,659
Pool# BT2234
2.00%, 4/1/2037 5,436,067 4,834,782
Pool# MA4582
2.00%, 4/1/2037 2,667,732 2,372,676
Pool# FS2950
2.50%, 4/1/2037 99,767 91,539
Pool# FS2035
2.00%, 5/1/2037 2,630,257 2,345,837
Pool# CB4006
2.00%, 5/1/2037 2,224,234 1,983,738
Pool# MA4628
2.50%, 6/1/2037 200,272 183,243
Pool# FS2497
1.50%, 8/1/2037 342,536 296,707
Pool# 995024
5.50%, 8/1/2037 38,893 40,211
Pool# 995050
6.00%, 9/1/2037 357,298 372,719
Pool# 955194
7.00%, 11/1/2037 34,729 36,420
Pool# 928940
7.00%, 12/1/2037 21,009 20,814
Pool# MA3389
4.00%, 6/1/2038 72,036 68,975
Pool# MA3464
3.50%, 9/1/2038 145,749 136,647
Pool# 990810
7.00%, 10/1/2038 41,034 40,623
Pool# AD8536
5.00%, 8/1/2040 110,168 111,261
Pool# AB1735
3.50%, 11/1/2040 4,848 4,538
Pool# AE9747
4.50%, 12/1/2040 399,032 395,573
Pool# AB2067
3.50%, 1/1/2041 160,848 151,067
Pool# 932888
3.50%, 1/1/2041 130,031 121,692
Pool# AB2068
3.50%, 1/1/2041 92,361 86,453
Pool# 932891
3.50%, 1/1/2041 21,815 20,420
Pool# AL3650
5.00%, 2/1/2041 7,732 7,830
Pool# AL6521
5.00%, 4/1/2041 693,864 702,623
Pool# AL0390
5.00%, 5/1/2041 223,977 226,806
Pool# AL5863
4.50%, 6/1/2041 1,356,508 1,338,219

76 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AI9851
4.50%, 9/1/2041 22,966 22,701
Pool# AL0761
5.00%, 9/1/2041 72,701 73,619
Pool# BM3907
5.50%, 9/1/2041 177,038 182,615
Pool# AJ5431
4.50%, 10/1/2041 49,388 48,886
Pool# AJ4861
4.00%, 12/1/2041 75,565 72,569
Pool# AX5316
4.50%, 1/1/2042 39,635 39,291
Pool# AL2499
4.50%, 1/1/2042 12,582 12,476
Pool# AW8167
3.50%, 2/1/2042 470,609 440,521
Pool# AB5185
3.50%, 5/1/2042 207,235 193,988
Pool# AO3575
4.50%, 5/1/2042 45,374 44,811
Pool# AO4647
3.50%, 6/1/2042 473,077 442,819
Pool# AO8036
4.50%, 7/1/2042 219,086 216,557
Pool# AP2092
4.50%, 8/1/2042 11,415 11,087
Pool# AP6579
3.50%, 9/1/2042 413,389 386,976
Pool# AL2782
4.50%, 9/1/2042 69,552 68,949
Pool# AB6524
3.50%, 10/1/2042 640,348 599,063
Pool# AB7074
3.00%, 11/1/2042 363,473 330,725
Pool# AP8785
3.00%, 11/1/2042 122,394 111,376
Pool# AL2677
3.50%, 11/1/2042 421,244 394,307
Pool# AB6786
3.50%, 11/1/2042 214,973 201,157
Pool# MA1273
3.50%, 12/1/2042 177,447 166,043
Pool# AR4210
3.50%, 1/1/2043 102,862 96,196
Pool# AT4040
3.00%, 3/1/2043 97,877 89,056
Pool# AR8213
3.50%, 4/1/2043 97,463 91,229
Pool# AB9238
3.00%, 5/1/2043 598,267 544,349
Pool# AB9237
3.00%, 5/1/2043 488,902 444,839
Pool# AB9236
3.00%, 5/1/2043 156,213 142,134
Pool# AB9362
3.50%, 5/1/2043 644,818 603,297
Pool# AT4145
3.00%, 6/1/2043 181,631 165,259
Pool# AB9814
3.00%, 7/1/2043 576,471 524,515
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AT6871
3.00%, 7/1/2043 78,320 71,034
Pool# AS0203
3.00%, 8/1/2043 441,008 401,259
Pool# AS0255
4.50%, 8/1/2043 152,802 150,221
Pool# AS0516
3.00%, 9/1/2043 301,666 274,148
Pool# AL4471
4.00%, 9/1/2043 235,222 226,652
Pool# AL6951
3.50%, 10/1/2043 303,082 283,619
Pool# BM4222
3.00%, 1/1/2044 418,755 381,055
Pool# AS2276
4.50%, 4/1/2044 235,854 231,693
Pool# AW1006
4.00%, 5/1/2044 89,257 86,150
Pool# AL7767
4.50%, 6/1/2044 21,767 21,078
Pool# AS3161
4.00%, 8/1/2044 514,446 492,762
Pool# BM4650
3.00%, 10/1/2044 763,488 694,756
Pool# CA0688
3.50%, 10/1/2044 187,110 174,978
Pool# BC5090
4.00%, 10/1/2044 43,479 41,647
Pool# AS3946
4.00%, 12/1/2044 624,702 600,015
Pool# AL8303
3.00%, 1/1/2045 133,823 121,776
Pool# BM4384
4.00%, 1/1/2045 221,341 212,014
Pool# BM3611
4.00%, 1/1/2045 185,249 177,748
Pool# BM3804
3.50%, 2/1/2045 84,504 79,038
Pool# AL9555
4.00%, 2/1/2045 1,199,838 1,152,268
Pool# AX9524
4.00%, 2/1/2045 715,576 690,660
Pool# AS4418
4.00%, 2/1/2045 466,204 451,379
Pool# AS4375
4.00%, 2/1/2045 322,922 312,653
Pool# AL6889
4.50%, 2/1/2045 76,481 75,131
Pool# BM3931
3.00%, 3/1/2045 369,970 336,665
Pool# AY1312
3.50%, 3/1/2045 1,155,466 1,077,047
Pool# AX9567
3.50%, 3/1/2045 63,967 59,614
Pool# AS4578
4.00%, 3/1/2045 92,687 89,739
Pool# BM4975
4.00%, 3/1/2045 89,540 85,766
Pool# BM3664
3.00%, 5/1/2045 411,211 374,193

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 77
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS4921
3.50%, 5/1/2045 555,419 517,275
Pool# AS5012
4.00%, 5/1/2045 889,502 860,767
Pool# BM5562
4.00%, 6/1/2045 171,548 164,321
Pool# AS5312
3.50%, 7/1/2045 112,420 104,583
Pool# AZ7111
4.00%, 7/1/2045 11,300 10,824
Pool# AZ9866
4.00%, 8/1/2045 8,648 8,215
Pool# AL7207
4.50%, 8/1/2045 95,396 93,713
Pool# AL9634
3.50%, 10/1/2045 70,407 65,908
Pool# BA2164
3.00%, 11/1/2045 92,403 83,042
Pool# AS6311
3.50%, 12/1/2045 896,517 833,183
Pool# AS6282
3.50%, 12/1/2045 840,243 781,232
Pool# BC0326
3.50%, 12/1/2045 512,971 476,785
Pool# BC0092
3.50%, 12/1/2045 49,495 45,983
Pool# BC0475
3.50%, 12/1/2045 37,636 34,996
Pool# AS6362
4.50%, 12/1/2045 18,145 17,825
Pool# AS6474
3.50%, 1/1/2046 207,726 194,132
Pool# AS6539
3.50%, 1/1/2046 190,897 178,404
Pool# AL9849
3.50%, 1/1/2046 104,048 97,334
Pool# AS6527
4.00%, 1/1/2046 125,209 119,931
Pool# BC0178
4.50%, 1/1/2046 2,098 2,057
Pool# BC1158
3.50%, 2/1/2046 696,166 646,911
Pool# BC2667
4.00%, 2/1/2046 19,732 18,896
Pool# BC0605
4.00%, 2/1/2046 14,545 13,914
Pool# AL9781
4.50%, 2/1/2046 184,630 182,392
Pool# BC0300
3.50%, 3/1/2046 519,282 481,593
Pool# BM4621
3.50%, 3/1/2046 266,312 249,294
Pool# AS6833
3.50%, 3/1/2046 11,424 10,626
Pool# AS6795
4.00%, 3/1/2046 63,185 60,420
Pool# BA6972
4.00%, 3/1/2046 22,898 21,933
Pool# BC0311
4.50%, 3/1/2046 2,565 2,515
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC0823
3.50%, 4/1/2046 85,936 79,829
Pool# BA7692
3.50%, 4/1/2046 11,294 10,489
Pool# AS7026
4.00%, 4/1/2046 48,770 46,704
Pool# AS7171
3.50%, 5/1/2046 24,653 22,896
Pool# AS7251
4.00%, 5/1/2046 9,026 8,645
Pool# AS7387
3.50%, 6/1/2046 67,116 62,305
Pool# AL8833
4.00%, 6/1/2046 566,828 548,810
Pool# AS7594
3.50%, 7/1/2046 462,611 429,447
Pool# AS7593
3.50%, 7/1/2046 442,881 411,132
Pool# AL8824
3.50%, 7/1/2046 124,988 116,809
Pool# AS7545
3.50%, 7/1/2046 115,028 106,758
Pool# AS7490
3.50%, 7/1/2046 84,828 78,756
Pool# BC1452
4.00%, 7/1/2046 835,249 800,365
Pool# BD5180
4.50%, 7/1/2046 1,237 1,209
Pool# MA2705
3.00%, 8/1/2046 424,554 380,401
Pool# BC1489
3.00%, 8/1/2046 101,090 90,656
Pool# BD4890
3.50%, 8/1/2046 536,930 498,331
Pool# BC9501
3.50%, 8/1/2046 20,372 18,899
Pool# AS7760
4.00%, 8/1/2046 95,411 91,349
Pool# AS7648
4.00%, 8/1/2046 40,114 38,340
Pool# AS7795
4.00%, 8/1/2046 36,462 34,872
Pool# BD3911
4.00%, 8/1/2046 8,178 7,826
Pool# BD3923
4.00%, 8/1/2046 6,282 6,012
Pool# AS7770
4.50%, 8/1/2046 23,727 23,313
Pool# BD5232
4.50%, 8/1/2046 4,346 4,270
Pool# AL8947
3.50%, 9/1/2046 153,063 142,171
Pool# BD4944
3.50%, 9/1/2046 15,502 14,376
Pool# AL9263
3.00%, 10/1/2046 145,864 130,551
Pool# AL9234
3.50%, 10/1/2046 60,787 56,735
Pool# BM3932
3.50%, 10/1/2046 35,495 32,948

78 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8125
3.50%, 10/1/2046 34,181 31,737
Pool# FM1871
4.00%, 10/1/2046 85,866 82,462
Pool# BC4766
4.50%, 10/1/2046 27,590 27,049
Pool# AS8154
4.50%, 10/1/2046 8,792 8,639
Pool# FM1368
3.00%, 11/1/2046 819,334 735,523
Pool# MA2806
3.00%, 11/1/2046 282,258 253,427
Pool# BC9003
3.00%, 11/1/2046 113,443 101,739
Pool# AS8369
3.50%, 11/1/2046 444,029 411,967
Pool# BE5067
3.50%, 11/1/2046 299,854 278,952
Pool# BE0065
3.50%, 11/1/2046 11,253 10,478
Pool# BE5038
4.00%, 11/1/2046 10,436 10,183
Pool# MA2833
3.00%, 12/1/2046 2,366,740 2,124,989
Pool# AS8483
3.00%, 12/1/2046 557,826 500,996
Pool# BC9067
3.00%, 12/1/2046 276,736 247,527
Pool# AS8488
3.00%, 12/1/2046 220,317 197,129
Pool# AS8509
3.00%, 12/1/2046 72,634 65,008
Pool# BM1121
3.50%, 12/1/2046 455,762 423,186
Pool# AS8492
3.50%, 12/1/2046 449,523 420,101
Pool# AS8572
3.50%, 12/1/2046 318,232 295,155
Pool# AS8417
3.50%, 12/1/2046 271,291 251,618
Pool# BE4224
3.50%, 12/1/2046 11,676 10,839
Pool# AS8650
3.00%, 1/1/2047 958,008 853,360
Pool# AL9697
3.00%, 1/1/2047 566,764 507,295
Pool# AS8647
3.00%, 1/1/2047 418,334 374,169
Pool# BE5775
3.00%, 1/1/2047 354,322 314,550
Pool# AL9774
3.50%, 1/1/2047 300,080 281,062
Pool# BM3204
3.50%, 1/1/2047 232,459 217,252
Pool# BD2440
3.50%, 1/1/2047 160,309 148,717
Pool# AS8692
3.50%, 1/1/2047 147,343 136,789
Pool# BD2450
3.50%, 1/1/2047 111,312 103,424
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BE6548
3.50%, 1/1/2047 56,619 52,525
Pool# BE5856
4.50%, 1/1/2047 6,856 6,736
Pool# BE7115
4.50%, 1/1/2047 6,535 6,419
Pool# BE6503
4.50%, 1/1/2047 3,663 3,599
Pool# BM3908
5.50%, 1/1/2047 35,086 36,274
Pool# MA2895
3.00%, 2/1/2047 3,004,480 2,685,501
Pool# BM3688
3.50%, 2/1/2047 362,176 336,552
Pool# BD5046
3.50%, 2/1/2047 68,027 63,116
Pool# BM5274
4.00%, 2/1/2047 61,067 58,492
Pool# BE8495
4.50%, 2/1/2047 3,647 3,583
Pool# BE7869
4.50%, 2/1/2047 2,934 2,878
Pool# AL9859
3.00%, 3/1/2047 892,709 800,417
Pool# AL9848
3.00%, 3/1/2047 292,313 261,369
Pool# BM5383
4.00%, 3/1/2047 39,642 37,972
Pool# AS8966
4.00%, 3/1/2047 25,753 24,588
Pool# AS8979
4.50%, 3/1/2047 41,899 41,160
Pool# BE9247
4.50%, 3/1/2047 4,141 4,059
Pool# BM3707
2.50%, 4/1/2047 156,436 134,871
Pool# AS9463
3.50%, 4/1/2047 123,897 115,095
Pool# AS9451
3.50%, 4/1/2047 84,880 78,724
Pool# BD7122
4.00%, 4/1/2047 383,331 366,101
Pool# AS9467
4.00%, 4/1/2047 209,854 200,573
Pool# AS9470
4.50%, 4/1/2047 133,942 131,579
Pool# BH0304
4.50%, 4/1/2047 6,347 6,232
Pool# AS9562
3.00%, 5/1/2047 62,634 55,906
Pool# BM3237
3.50%, 5/1/2047 311,149 289,232
Pool# AS9577
3.50%, 5/1/2047 120,797 112,012
Pool# BM1268
4.00%, 5/1/2047 225,663 215,729
Pool# BE3670
3.50%, 6/1/2047 124,649 115,584
Pool# AS9794
3.50%, 6/1/2047 112,876 105,344

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 79
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS9747
4.00%, 6/1/2047 569,331 545,546
Pool# BM3549
4.00%, 6/1/2047 227,479 217,946
Pool# BE3702
4.00%, 6/1/2047 83,426 79,689
Pool# BM1295
4.50%, 6/1/2047 91,957 90,335
Pool# BE9624
4.50%, 6/1/2047 11,684 11,442
Pool# BM3801
3.00%, 7/1/2047 497,404 444,904
Pool# AS9938
3.50%, 7/1/2047 121,340 113,609
Pool# BM1551
3.50%, 7/1/2047 112,048 104,088
Pool# AS9909
3.50%, 7/1/2047 57,641 53,584
Pool# BM1492
4.00%, 7/1/2047 392,525 375,165
Pool# AS9973
4.00%, 7/1/2047 27,023 25,795
Pool# 890673
3.00%, 8/1/2047 251,674 225,390
Pool# MA3087
3.50%, 8/1/2047 203,261 188,507
Pool# CA0240
3.50%, 8/1/2047 105,600 97,854
Pool# BM1658
3.50%, 8/1/2047 88,345 81,957
Pool# BH7375
3.50%, 8/1/2047 67,483 62,604
Pool# CA0123
4.00%, 8/1/2047 331,629 317,774
Pool# BH2597
4.00%, 8/1/2047 197,735 188,694
Pool# BH5359
4.00%, 8/1/2047 121,414 116,170
Pool# CA0133
4.00%, 8/1/2047 38,069 36,328
Pool# BM5787
4.00%, 8/1/2047 11,088 10,629
Pool# CA0407
3.50%, 9/1/2047 171,438 158,745
Pool# BH4004
4.00%, 9/1/2047 186,833 178,348
Pool# BM3556
4.00%, 9/1/2047 113,671 110,583
Pool# CA0392
4.00%, 9/1/2047 73,576 70,101
Pool# CA0265
4.00%, 9/1/2047 23,981 22,899
Pool# CA0487
3.50%, 10/1/2047 453,754 419,954
Pool# BM1959
3.50%, 10/1/2047 323,423 301,589
Pool# CA0493
4.00%, 10/1/2047 198,278 189,180
Pool# BM3015
4.00%, 10/1/2047 135,241 130,532
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA0549
4.00%, 10/1/2047 127,872 122,025
Pool# CA0496
4.50%, 10/1/2047 140,797 138,400
Pool# CA0623
4.50%, 10/1/2047 33,490 32,944
Pool# CA0693
3.50%, 11/1/2047 308,187 285,614
Pool# CA0680
3.50%, 11/1/2047 159,029 148,897
Pool# BM3358
3.50%, 11/1/2047 138,959 130,106
Pool# CA0696
4.00%, 11/1/2047 324,160 308,478
Pool# BM3191
4.00%, 11/1/2047 71,048 67,821
Pool# CA0808
4.00%, 11/1/2047 55,884 53,492
Pool# BM3379
3.00%, 12/1/2047 461,143 413,185
Pool# BJ2492
3.50%, 12/1/2047 200,451 185,790
Pool# MA3211
4.00%, 12/1/2047 513,481 491,113
Pool# BJ1699
4.00%, 12/1/2047 164,884 160,405
Pool# CA0991
3.50%, 1/1/2048 324,636 303,952
Pool# MA3238
3.50%, 1/1/2048 317,676 294,579
Pool# CA1015
4.00%, 1/1/2048 199,920 191,229
Pool# CA1025
4.50%, 1/1/2048 266,098 261,083
Pool# CA1189
3.50%, 2/1/2048 1,243,276 1,152,940
Pool# BH9280
3.50%, 2/1/2048 668,350 621,300
Pool# CA1242
3.50%, 2/1/2048 155,738 146,155
Pool# MA3277
4.00%, 2/1/2048 11,686 11,070
Pool# BJ8271
4.50%, 2/1/2048 310,175 304,283
Pool# BJ8269
4.50%, 2/1/2048 193,924 190,622
Pool# BK1586
4.50%, 2/1/2048 184,375 180,901
Pool# BJ8270
4.50%, 2/1/2048 168,907 165,787
Pool# CA4341
3.00%, 3/1/2048 110,293 97,972
Pool# MA3305
3.50%, 3/1/2048 34,534 31,942
Pool# BK1972
4.50%, 3/1/2048 53,826 53,313
Pool# BJ0640
5.00%, 3/1/2048 15,094 15,097
Pool# CA1531
3.50%, 4/1/2048 118,434 111,146

80 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA1510
3.50%, 4/1/2048 70,098 64,941
Pool# CA1551
4.00%, 4/1/2048 511,102 485,867
Pool# CA1560
4.50%, 4/1/2048 106,999 105,370
Pool# BJ2681
5.00%, 4/1/2048 41,315 41,298
Pool# MA3348
5.00%, 4/1/2048 3,437 3,432
Pool# BM4024
3.50%, 5/1/2048 76,024 71,350
Pool# MA3358
4.50%, 5/1/2048 158,006 153,810
Pool# MA3374
5.00%, 5/1/2048 11,300 11,317
Pool# CA1898
4.50%, 6/1/2048 132,463 130,688
Pool# CA1951
4.00%, 7/1/2048 133,189 126,995
Pool# BK6577
4.50%, 7/1/2048 10,997 10,671
Pool# CA1988
4.50%, 7/1/2048 4,177 4,089
Pool# BK4766
4.50%, 8/1/2048 217,210 212,840
Pool# CA2376
4.00%, 9/1/2048 124,266 118,486
Pool# MA3472
5.00%, 9/1/2048 14,274 14,339
Pool# MA3495
4.00%, 10/1/2048 177,287 169,041
Pool# CA2493
4.50%, 10/1/2048 81,089 79,470
Pool# BM4664
4.50%, 10/1/2048 78,259 76,721
Pool# BM5024
3.00%, 11/1/2048 571,024 508,061
Pool# FM1001
3.50%, 11/1/2048 41,487 38,457
Pool# MA3521
4.00%, 11/1/2048 187,487 178,586
Pool# MA3536
4.00%, 12/1/2048 141,011 134,453
Pool# CA2779
4.50%, 12/1/2048 272,712 267,310
Pool# BN0340
4.50%, 12/1/2048 216,013 210,643
Pool# BM5212
4.50%, 12/1/2048 56,668 55,483
Pool# FM2888
3.50%, 1/1/2049 1,463,934 1,351,222
Pool# BN3944
4.00%, 1/1/2049 93,254 88,918
Pool# BN3960
4.50%, 1/1/2049 146,170 142,956
Pool# BN6135
4.00%, 2/1/2049 62,303 59,213
Pool# FM2337
4.50%, 2/1/2049 222,762 218,281
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA3387
4.00%, 4/1/2049 305,750 292,976
Pool# CA3394
5.00%, 4/1/2049 27,237 27,254
Pool# CA3489
4.00%, 5/1/2049 231,738 222,057
Pool# MA3665
4.50%, 5/1/2049 232,112 227,131
Pool# FM1051
4.50%, 5/1/2049 131,445 128,622
Pool# FM7504
3.50%, 6/1/2049 299,786 277,018
Pool# CA3669
4.00%, 6/1/2049 336,784 321,229
Pool# CA3639
4.00%, 6/1/2049 115,925 110,271
Pool# FM8304
4.00%, 7/1/2049 644,023 613,244
Pool# CA3825
4.00%, 7/1/2049 270,547 259,882
Pool# FM7105
3.50%, 8/1/2049 196,884 181,873
Pool# BO5494
3.00%, 11/1/2049 92,090 82,012
Pool# BO6225
3.00%, 12/1/2049 719,140 635,269
Pool# BO5380
3.00%, 12/1/2049 105,261 93,740
Pool# MA3873
4.00%, 12/1/2049 129,373 122,382
Pool# CA5152
3.00%, 2/1/2050 233,546 206,424
Pool# FM2887
3.00%, 3/1/2050 467,403 415,373
Pool# FM0077
3.00%, 3/1/2050 118,076 104,268
Pool# CA5510
3.00%, 4/1/2050 403,640 356,767
Pool# MA4077
2.00%, 7/1/2050 1,046,587 856,228
Pool# CA6598
2.50%, 8/1/2050 933,786 795,359
Pool# BQ4909
2.00%, 9/1/2050 1,807,600 1,479,702
Pool# CA6985
2.00%, 9/1/2050 972,411 795,316
Pool# FM4226
2.50%, 9/1/2050 2,308,730 1,974,222
Pool# FM4231
2.50%, 9/1/2050 2,141,727 1,827,783
Pool# FM4222
2.50%, 9/1/2050 545,874 470,242
Pool# CA7029
2.50%, 9/1/2050 512,614 442,003
Pool# CA7572
2.50%, 10/1/2050 3,113,579 2,684,143
Pool# CA7368
2.50%, 10/1/2050 1,320,623 1,126,211
Pool# CA7369
2.50%, 10/1/2050 1,011,245 862,374

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 81
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4181
1.50%, 11/1/2050 928,901 717,674
Pool# CA7573
2.50%, 11/1/2050 4,573,795 3,939,367
Pool# FM4859
2.50%, 11/1/2050 1,109,178 948,303
Pool# FM4808
2.50%, 11/1/2050 848,791 722,262
Pool# FM4969
2.00%, 12/1/2050 1,842,566 1,505,921
Pool# CA8442
2.00%, 1/1/2051 2,219,481 1,821,603
Pool# FM6031
2.00%, 2/1/2051 2,697,081 2,201,789
Pool# CA8823
2.00%, 2/1/2051 1,150,247 939,758
Pool# CA8893
2.00%, 2/1/2051 1,124,885 918,657
Pool# BQ9747
2.00%, 2/1/2051 837,045 683,453
Pool# FM6135
2.00%, 2/1/2051 634,946 518,759
Pool# CA8866
2.50%, 2/1/2051 741,777 630,198
Pool# MA4280
1.50%, 3/1/2051 3,769,189 2,910,312
Pool# FM6554
2.00%, 3/1/2051 2,082,021 1,700,342
Pool# MA4281
2.00%, 3/1/2051 1,878,185 1,533,866
Pool# FM7677
2.50%, 3/1/2051 2,272,075 1,941,840
Pool# FM6569
2.50%, 3/1/2051 2,266,060 1,925,087
Pool# FM7460
4.00%, 3/1/2051 838,825 795,570
Pool# FM6834
2.00%, 4/1/2051 2,532,860 2,068,525
Pool# CB0235
2.00%, 4/1/2051 1,330,318 1,089,351
Pool# CB0149
2.00%, 4/1/2051 346,404 282,667
Pool# BR7647
2.00%, 4/1/2051 249,247 203,384
Pool# BR7703
2.50%, 4/1/2051 395,135 335,505
Pool# MA4325
2.00%, 5/1/2051 983,557 802,915
Pool# CB0400
2.00%, 5/1/2051 328,523 271,768
Pool# CB0514
2.50%, 5/1/2051 1,393,355 1,183,493
Pool# FS1463
4.00%, 5/1/2051 304,011 289,883
Pool# CB0684
2.00%, 6/1/2051 1,407,430 1,152,490
Pool# CB0819
2.00%, 6/1/2051 1,278,109 1,046,592
Pool# FM7719
2.00%, 6/1/2051 921,408 752,027
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM8630
1.50%, 7/1/2051 1,497,533 1,155,590
Pool# MA4378
2.00%, 7/1/2051 2,210,075 1,803,034
Pool# CB1110
2.00%, 7/1/2051 581,329 473,891
Pool# FM8160
2.50%, 7/1/2051 701,953 602,250
Pool# FM8007
2.50%, 7/1/2051 451,703 383,557
Pool# CB1065
2.50%, 7/1/2051 363,761 308,855
Pool# CB1133
2.50%, 7/1/2051 300,818 255,477
Pool# CB1330
2.50%, 8/1/2051 1,633,068 1,386,504
Pool# FM8011
2.50%, 8/1/2051 1,371,158 1,172,129
Pool# CB1400
3.00%, 8/1/2051 44,020 39,015
Pool# MA4437
2.00%, 10/1/2051 10,901,937 8,889,977
Pool# BU1052
2.00%, 10/1/2051 513,969 422,458
Pool# FM9082
2.00%, 10/1/2051 508,226 416,697
Pool# FM9081
2.00%, 10/1/2051 191,474 157,043
Pool# FS1215
2.50%, 10/1/2051 1,150,356 976,777
Pool# FS1473
3.50%, 10/1/2051 1,373,713 1,270,781
Pool# MA4464
1.50%, 11/1/2051 1,899,012 1,463,623
Pool# CB2038
2.00%, 11/1/2051 5,891,933 4,801,830
Pool# FM9450
2.00%, 11/1/2051 1,991,693 1,627,624
Pool# MA4465
2.00%, 11/1/2051 1,913,149 1,559,338
Pool# FM9411
2.00%, 11/1/2051 1,903,955 1,551,998
Pool# CB2148
2.00%, 11/1/2051 945,912 770,911
Pool# MA4466
2.50%, 11/1/2051 5,718,524 4,854,482
Pool# FM9491
2.50%, 11/1/2051 796,035 675,635
Pool# FM9494
2.50%, 11/1/2051 506,364 429,771
Pool# BU5908
2.00%, 12/1/2051 3,740,286 3,066,985
Pool# CB2297
2.50%, 12/1/2051 4,740,676 4,023,288
Pool# MA4493
2.50%, 12/1/2051 3,675,581 3,116,149
Pool# FM9543
2.50%, 12/1/2051 2,844,674 2,415,346
Pool# CB2410
2.50%, 12/1/2051 2,018,633 1,712,684

82 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM9806
2.50%, 12/1/2051 1,770,782 1,502,925
Pool# FM9864
2.50%, 12/1/2051 1,025,726 868,831
Pool# CB2469
2.50%, 12/1/2051 929,069 790,989
Pool# FM9697
2.50%, 12/1/2051 468,055 399,003
Pool# FS1192
2.00%, 1/1/2052 4,722,459 3,853,504
Pool# FS1095
2.00%, 1/1/2052 2,854,665 2,330,360
Pool# MA4512
2.50%, 1/1/2052 4,518,403 3,833,563
Pool# FS2639
2.50%, 1/1/2052 982,120 834,189
Pool# FS2040
2.00%, 2/1/2052 1,929,889 1,572,843
Pool# BU9905
2.00%, 2/1/2052 959,618 781,852
Pool# CB2868
2.50%, 2/1/2052 1,902,452 1,613,669
Pool# CB3156
2.00%, 3/1/2052 1,935,531 1,576,826
Pool# BV4170
2.50%, 3/1/2052 4,835,984 4,102,698
Pool# CB3159
2.50%, 3/1/2052 1,910,642 1,620,744
Pool# BV4133
2.50%, 3/1/2052 1,910,373 1,620,681
Pool# CB3016
2.50%, 3/1/2052 949,668 805,521
Pool# CB3237
3.00%, 3/1/2052 951,053 834,995
Pool# CB3350
2.50%, 4/1/2052 1,925,694 1,633,661
Pool# BV5355
2.50%, 4/1/2052 958,723 813,040
Pool# MA4578
2.50%, 4/1/2052 943,038 798,898
Pool# CB3368
3.00%, 4/1/2052 948,981 833,271
Pool# CB3362
3.00%, 4/1/2052 938,480 825,116
Pool# CB3516
3.00%, 5/1/2052 1,443,843 1,267,880
Pool# FS2141
3.50%, 6/1/2052 1,135,223 1,032,380
Pool# CB3915
4.50%, 6/1/2052 71,243 68,578
Pool# CB4831
4.50%, 10/1/2052 1,485,575 1,431,328
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 1/25/2038 2,840,250 2,458,621
2.00%, 1/25/2038 1,899,750 1,689,313
2.50%, 1/25/2038 1,270,000 1,161,895
3.00%, 1/25/2038 348,663 326,538
3.50%, 1/25/2038 393,000 375,938
4.00%, 1/25/2038 343,000 334,304
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
4.50%, 1/25/2038 215,000 213,533
5.00%, 1/25/2038 35,000 35,153
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 1/25/2053 1,600,000 1,231,536
2.00%, 1/25/2053 2,995,208 2,436,483
2.50%, 1/25/2053 326,000 275,964
3.00%, 1/25/2053 4,525,000 3,970,096
3.50%, 1/25/2053 2,400,000 2,179,927
4.00%, 1/25/2053 4,125,000 3,867,847
4.50%, 1/25/2053 5,425,000 5,220,240
5.00%, 1/25/2053 6,926,000 6,823,643
5.50%, 1/25/2053 1,500,000 1,503,701
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 144 144
Pool# 457801
7.00%, 8/15/2028 1,207 1,217
Pool# 486936
6.50%, 2/15/2029 524 539
Pool# 502969
6.00%, 3/15/2029 1,632 1,673
Pool# 487053
7.00%, 3/15/2029 636 641
Pool# 781014
6.00%, 4/15/2029 1,173 1,203
Pool# 509099
7.00%, 6/15/2029 2,380 2,383
Pool# 470643
7.00%, 7/15/2029 6,228 6,237
Pool# 434505
7.50%, 8/15/2029 42 42
Pool# 781124
7.00%, 12/15/2029 4,287 4,459
Pool# 507396
7.50%, 9/15/2030 29,311 29,480
Pool# 531352
7.50%, 9/15/2030 1,918 1,926
Pool# 536334
7.50%, 10/15/2030 141 142
Pool# 540659
7.00%, 1/15/2031 660 660
Pool# 486019
7.50%, 1/15/2031 718 722
Pool# 535388
7.50%, 1/15/2031 451 452
Pool# 528589
6.50%, 3/15/2031 7,968 8,190
Pool# 508473
7.50%, 4/15/2031 2,926 2,953
Pool# 544470
8.00%, 4/15/2031 1,413 1,413
Pool# 781287
7.00%, 5/15/2031 2,080 2,162
Pool# 781319
7.00%, 7/15/2031 635 675
Pool# 485879
7.00%, 8/15/2031 2,851 2,882

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 83
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 572554
6.50%, 9/15/2031 26,876 27,625
Pool# 781328
7.00%, 9/15/2031 1,916 1,999
Pool# 550991
6.50%, 10/15/2031 427 439
Pool# 571267
7.00%, 10/15/2031 263 263
Pool# 555171
6.50%, 12/15/2031 1,046 1,075
Pool# 781380
7.50%, 12/15/2031 654 692
Pool# 781481
7.50%, 1/15/2032 3,053 3,233
Pool# 580972
6.50%, 2/15/2032 144 149
Pool# 781401
7.50%, 2/15/2032 2,106 2,209
Pool# 781916
6.50%, 3/15/2032 24,015 24,684
Pool# 552474
7.00%, 3/15/2032 3,350 3,444
Pool# 781478
7.50%, 3/15/2032 1,178 1,240
Pool# 781429
8.00%, 3/15/2032 2,161 2,285
Pool# 781431
7.00%, 4/15/2032 7,805 8,220
Pool# 552616
7.00%, 6/15/2032 31,299 32,103
Pool# 570022
7.00%, 7/15/2032 11,690 12,100
Pool# 595077
6.00%, 10/15/2032 3,773 3,979
Pool# 552903
6.50%, 11/15/2032 42,150 43,325
Pool# 552952
6.00%, 12/15/2032 2,886 2,963
Pool# 602102
6.00%, 2/15/2033 12,778 13,116
Pool# 588192
6.00%, 2/15/2033 2,623 2,692
Pool# 553144
5.50%, 4/15/2033 9,581 9,991
Pool# 604243
6.00%, 4/15/2033 4,950 5,178
Pool# 611526
6.00%, 5/15/2033 7,131 7,312
Pool# 553320
6.00%, 6/15/2033 13,950 14,565
Pool# 604788
6.50%, 11/15/2033 45,222 46,515
Pool# 781688
6.00%, 12/15/2033 20,105 21,301
Pool# 604875
6.00%, 12/15/2033 18,482 19,493
Pool# 781690
6.00%, 12/15/2033 7,443 7,887
Pool# 781699
7.00%, 12/15/2033 2,559 2,608
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 621856
6.00%, 1/15/2034 8,036 8,241
Pool# 564799
6.00%, 3/15/2034 10,426 10,700
Pool# 630038
6.50%, 8/15/2034 28,249 29,036
Pool# 781804
6.00%, 9/15/2034 19,075 20,213
Pool# 781847
6.00%, 12/15/2034 14,198 15,042
Pool# 486921
5.50%, 2/15/2035 4,817 5,023
Pool# 781902
6.00%, 2/15/2035 20,198 21,402
Pool# 781933
6.00%, 6/15/2035 2,032 2,153
Pool# 649513
5.50%, 10/15/2035 144,199 147,006
Pool# 649510
5.50%, 10/15/2035 73,504 75,520
Pool# 652207
5.50%, 3/15/2036 38,855 39,408
Pool# 655519
5.00%, 5/15/2036 18,116 18,264
Pool# 652539
5.00%, 5/15/2036 6,283 6,328
Pool# 606308
5.50%, 5/15/2036 6,491 6,598
Pool# 657912
6.50%, 8/15/2036 2,991 3,074
Pool# 697957
4.50%, 3/15/2039 558,173 554,074
Pool# 704630
5.50%, 7/15/2039 16,256 16,639
Pool# 710724
4.50%, 8/15/2039 163,943 162,899
Pool# 722292
5.00%, 9/15/2039 327,863 334,763
Pool# 782803
6.00%, 11/15/2039 165,371 175,210
Pool# 736666
4.50%, 4/15/2040 366,864 357,721
Pool# 733312
4.00%, 9/15/2040 47,160 45,525
Pool# 742235
4.00%, 12/15/2040 93,960 90,509
Pool# 755959
4.00%, 1/15/2041 83,597 80,941
Pool# 742244
4.00%, 1/15/2041 76,809 73,975
Pool# 755958
4.00%, 1/15/2041 75,914 73,514
Pool# 759075
4.00%, 1/15/2041 72,623 69,943
Pool# 753826
4.00%, 1/15/2041 37,668 36,362
Pool# 690662
4.00%, 1/15/2041 27,135 26,194
Pool# 719486
4.00%, 1/15/2041 7,295 7,001

84 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 759207
4.00%, 2/15/2041 169,917 163,650
Pool# 757555
4.00%, 2/15/2041 18,945 18,395
Pool# 757557
4.00%, 2/15/2041 7,812 7,526
Pool# 738107
4.00%, 3/15/2041 195,898 188,669
Pool# 784637
4.00%, 8/15/2041 62,844 61,777
Pool# 778869
4.00%, 2/15/2042 114,880 110,640
Pool# AD8789
3.50%, 3/15/2043 406,939 380,558
Pool# AD2254
3.50%, 3/15/2043 68,292 64,243
Pool# AA6403
3.00%, 5/15/2043 483,450 442,554
Pool# AD2411
3.50%, 5/15/2043 268,993 253,043
Pool# 783781
3.50%, 6/15/2043 314,017 295,381
Pool# 784015
3.00%, 7/15/2043 90,229 82,595
Pool# 784459
3.00%, 12/15/2046 195,833 175,807
Pool# 784293
3.00%, 12/15/2046 53,554 47,855
Pool# 784355
4.00%, 12/15/2046 89,365 84,884
Pool# 784500
3.00%, 2/15/2047 434,896 389,651
Pool# 784713
3.00%, 2/15/2047 105,994 94,986
Pool# 784458
3.50%, 12/15/2047 1,058,195 995,435
Pool# 784747
4.00%, 5/15/2048 60,565 58,173
Pool# 784715
4.00%, 5/15/2048 56,412 54,068
Pool# 785073
4.00%, 9/15/2049 68,641 65,901
Pool# BD4016
3.00%, 10/15/2049 176,811 157,078
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 208,172 215,542
Pool# 4245
6.00%, 9/20/2038 81,979 86,545
Pool# 4559
5.00%, 10/20/2039 190,543 193,730
Pool# 4715
5.00%, 6/20/2040 49,033 49,868
Pool# 4747
5.00%, 7/20/2040 551,973 559,338
Pool# 4771
4.50%, 8/20/2040 451,972 451,088
Pool# 4802
5.00%, 9/20/2040 373,033 379,390
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 4834
4.50%, 10/20/2040 123,733 123,491
Pool# 737727
4.00%, 12/20/2040 779,349 750,608
Pool# 737730
4.00%, 12/20/2040 230,548 222,043
Pool# 4923
4.50%, 1/20/2041 193,372 192,994
Pool# 4978
4.50%, 3/20/2041 27,240 27,186
Pool# 5017
4.50%, 4/20/2041 280,837 280,288
Pool# 5056
5.00%, 5/20/2041 92,704 94,279
Pool# 5082
4.50%, 6/20/2041 110,265 109,713
Pool# 5175
4.50%, 9/20/2041 131,102 130,845
Pool# 675523
3.50%, 3/20/2042 149,704 138,525
Pool# 5332
4.00%, 3/20/2042 124,220 120,827
Pool# MA0392
3.50%, 9/20/2042 1,144,060 1,078,608
Pool# MA0462
3.50%, 10/20/2042 900,820 848,708
Pool# MA0534
3.50%, 11/20/2042 2,049,900 1,932,623
Pool# MA0625
3.50%, 12/20/2042 431,390 406,443
Pool# MA0698
3.00%, 1/20/2043 470,628 429,619
Pool# MA0852
3.50%, 3/20/2043 474,128 447,387
Pool# MA0934
3.50%, 4/20/2043 432,526 407,511
Pool# AF1001
3.50%, 6/20/2043 389,026 362,953
Pool# MA1376
4.00%, 10/20/2043 189,323 182,550
Pool# AJ9335
3.50%, 10/20/2044 41,439 38,667
Pool# MA2677
3.00%, 3/20/2045 157,223 143,525
Pool# MA2754
3.50%, 4/20/2045 287,129 268,360
Pool# MA2824
2.50%, 5/20/2045 307,973 271,490
Pool# MA2825
3.00%, 5/20/2045 618,256 564,393
Pool# AM4381
3.50%, 5/20/2045 386,140 351,021
Pool# MA2891
3.00%, 6/20/2045 1,042,271 950,397
Pool# MA2960
3.00%, 7/20/2045 358,580 326,781
Pool# 784156
4.00%, 8/20/2045 151,240 144,291
Pool# AO1103
3.50%, 9/20/2045 620,338 578,670

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 85
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# AO1099
3.50%, 9/20/2045 338,991 316,229
Pool# MA3106
4.00%, 9/20/2045 83,460 80,403
Pool# MA3172
3.00%, 10/20/2045 171,529 156,149
Pool# MA3173
3.50%, 10/20/2045 119,326 111,282
Pool# MA3174
4.00%, 10/20/2045 10,419 10,022
Pool# MA3243
3.00%, 11/20/2045 325,926 296,507
Pool# MA3244
3.50%, 11/20/2045 311,627 290,005
Pool# 784098
3.00%, 12/20/2045 634,283 576,411
Pool# MA3309
3.00%, 12/20/2045 555,417 503,371
Pool# MA3310
3.50%, 12/20/2045 232,440 216,104
Pool# 784111
3.00%, 1/20/2046 333,974 303,324
Pool# MA3377
4.00%, 1/20/2046 46,993 45,204
Pool# 784119
3.00%, 2/20/2046 631,738 574,109
Pool# 784115
3.00%, 2/20/2046 28,887 26,252
Pool# MA3520
3.00%, 3/20/2046 429,228 389,845
Pool# MA3521
3.50%, 3/20/2046 818,572 763,306
Pool# MA3522
4.00%, 3/20/2046 322,889 310,617
Pool# MA3596
3.00%, 4/20/2046 222,828 202,597
Pool# MA3597
3.50%, 4/20/2046 233,925 218,166
Pool# MA3662
3.00%, 5/20/2046 854,714 775,772
Pool# MA3735
3.00%, 6/20/2046 519,889 470,844
Pool# MA3736
3.50%, 6/20/2046 1,329,877 1,240,947
Pool# MA3804
4.00%, 7/20/2046 49,189 47,306
Pool# MA3873
3.00%, 8/20/2046 1,106,646 1,000,525
Pool# MA3876
4.50%, 8/20/2046 52,560 52,847
Pool# MA3936
3.00%, 9/20/2046 1,122,368 1,015,874
Pool# MA3939
4.50%, 9/20/2046 8,662 8,489
Pool# MA4006
4.50%, 10/20/2046 158,393 159,941
Pool# MA4068
3.00%, 11/20/2046 168,569 152,392
Pool# MA4069
3.50%, 11/20/2046 17,400 16,194
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4070
4.00%, 11/20/2046 30,229 29,079
Pool# MA4071
4.50%, 11/20/2046 10,889 10,962
Pool# MA4125
2.50%, 12/20/2046 99,599 87,811
Pool# MA4126
3.00%, 12/20/2046 1,723,231 1,556,779
Pool# MA4127
3.50%, 12/20/2046 415,886 387,861
Pool# MA4194
2.50%, 1/20/2047 382,514 337,190
Pool# MA4196
3.50%, 1/20/2047 107,945 100,793
Pool# MA4261
3.00%, 2/20/2047 452,348 407,156
Pool# MA4262
3.50%, 2/20/2047 1,648,699 1,537,614
Pool# MA4264
4.50%, 2/20/2047 12,712 12,638
Pool# MA4321
3.50%, 3/20/2047 821,053 765,894
Pool# AZ1974
3.50%, 4/20/2047 207,161 192,978
Pool# MA4382
3.50%, 4/20/2047 141,176 131,282
Pool# MA4383
4.00%, 4/20/2047 654,445 627,957
Pool# MA4384
4.50%, 4/20/2047 15,893 15,744
Pool# MA4509
3.00%, 6/20/2047 161,878 145,850
Pool# MA4511
4.00%, 6/20/2047 312,503 300,021
Pool# MA4512
4.50%, 6/20/2047 35,633 34,934
Pool# MA4585
3.00%, 7/20/2047 29,242 26,424
Pool# MA4587
4.00%, 7/20/2047 940,240 902,728
Pool# 784471
3.50%, 8/20/2047 378,276 352,321
Pool# BC1888
3.50%, 8/20/2047 345,621 321,907
Pool# MA4652
3.50%, 8/20/2047 321,082 299,271
Pool# MA4653
4.00%, 8/20/2047 48,410 46,474
Pool# 784408
3.50%, 10/20/2047 213,807 192,614
Pool# MA4780
4.50%, 10/20/2047 12,215 12,032
Pool# MA4836
3.00%, 11/20/2047 299,765 271,157
Pool# MA4837
3.50%, 11/20/2047 285,771 266,044
Pool# MA4838
4.00%, 11/20/2047 1,281,061 1,229,943
Pool# 784421
3.50%, 12/20/2047 311,560 283,737

86 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4900
3.50%, 12/20/2047 205,531 191,679
Pool# MA4962
3.50%, 1/20/2048 385,027 359,759
Pool# MA5018
3.00%, 2/20/2048 113,856 102,532
Pool# MA5019
3.50%, 2/20/2048 21,684 20,224
Pool# 784480
3.50%, 4/20/2048 282,247 269,615
Pool# 784479
3.50%, 4/20/2048 196,393 187,700
Pool# 784481
3.50%, 4/20/2048 85,789 79,898
Pool# MA5137
4.00%, 4/20/2048 270,076 259,236
Pool# BD4034
4.00%, 4/20/2048 90,042 85,655
Pool# MA5138
4.50%, 4/20/2048 110,752 108,998
Pool# MA5192
4.00%, 5/20/2048 495,503 474,870
Pool# MA5265
4.50%, 6/20/2048 200,124 196,785
Pool# MA5331
4.50%, 7/20/2048 90,694 88,900
Pool# MA5398
4.00%, 8/20/2048 497,755 477,009
Pool# MA5399
4.50%, 8/20/2048 248,884 244,517
Pool# MA5466
4.00%, 9/20/2048 111,472 106,384
Pool# BJ2692
4.00%, 11/20/2048 71,426 67,850
Pool# MA5597
5.00%, 11/20/2048 8,612 8,610
Pool# MA5652
4.50%, 12/20/2048 116,108 112,674
Pool# 784656
4.50%, 12/20/2048 65,005 63,128
Pool# BK2856
4.50%, 12/20/2048 12,627 12,251
Pool# MA5653
5.00%, 12/20/2048 24,591 24,615
Pool# MA5712
5.00%, 1/20/2049 90,434 90,412
Pool# MA5818
4.50%, 3/20/2049 81,966 80,446
Pool# MA5878
5.00%, 4/20/2049 9,616 9,583
Pool# MA5987
4.50%, 6/20/2049 541,728 529,360
Pool# MA6041
4.50%, 7/20/2049 146,074 143,090
Pool# MA6092
4.50%, 8/20/2049 63,441 61,892
Pool# MA6153
3.00%, 9/20/2049 116,629 104,885
Pool# MA6409
3.00%, 1/20/2050 805,076 723,758
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6474
3.00%, 2/20/2050 753,342 677,286
Pool# MA6542
3.50%, 3/20/2050 191,329 178,672
Pool# MA6657
3.50%, 5/20/2050 388,895 360,823
Pool# MA6818
2.00%, 8/20/2050 1,337,821 1,130,305
Pool# BW4732
2.50%, 8/20/2050 1,001,646 838,525
Pool# BW6206
2.50%, 8/20/2050 937,342 784,692
Pool# MA6820
3.00%, 8/20/2050 1,327,497 1,190,997
Pool# MA6821
3.50%, 8/20/2050 643,371 597,116
Pool# MA6864
2.00%, 9/20/2050 1,360,245 1,148,416
Pool# BW4741
2.50%, 9/20/2050 971,634 813,118
Pool# BY0776
2.50%, 9/20/2050 644,898 539,837
Pool# BY0805
2.50%, 9/20/2050 621,129 519,796
Pool# MA6866
3.00%, 9/20/2050 347,257 311,658
Pool# MA6994
2.00%, 11/20/2050 1,820,179 1,535,942
Pool# MA7051
2.00%, 12/20/2050 2,593,940 2,187,746
Pool# MA7053
3.00%, 12/20/2050 914,999 821,882
Pool# MA7136
2.50%, 1/20/2051 1,925,704 1,676,524
Pool# MA7192
2.00%, 2/20/2051 4,623,981 3,875,861
Pool# MA7193
2.50%, 2/20/2051 529,966 461,394
Pool# MA7367
2.50%, 5/20/2051 3,967,926 3,449,822
Pool# MA7472
2.50%, 7/20/2051 3,448,918 2,995,259
Pool# MA7534
2.50%, 8/20/2051 2,871,448 2,494,002
Pool# MA7589
2.50%, 9/20/2051 499,955 433,966
Pool# MA7647
1.50%, 10/20/2051 409,989 328,466
Pool# MA7648
2.00%, 10/20/2051 3,688,806 3,099,898
Pool# MA7650
3.00%, 10/20/2051 2,466,331 2,203,842
Pool# MA7704
2.00%, 11/20/2051 945,324 793,907
Pool# MA7705
2.50%, 11/20/2051 1,662,006 1,440,291
Pool# MA7766
2.00%, 12/20/2051 3,616,573 3,031,078
Pool# MA7767
2.50%, 12/20/2051 1,846,748 1,601,894

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 87
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7768
3.00%, 12/20/2051 480,759 429,571
Pool# MA7826
2.00%, 1/20/2052 1,172,712 982,726
Pool# MA7935
2.00%, 3/20/2052 1,704,866 1,428,554
Pool# MA7936
2.50%, 3/20/2052 3,622,184 3,139,129
Pool# MA7986
2.00%, 4/20/2052 4,171,385 3,495,458
Pool# MA7987
2.50%, 4/20/2052 4,867,088 4,216,491
Pool# MA8042
2.50%, 5/20/2052 869,030 752,886
Pool# MA8043
3.00%, 5/20/2052 987,035 878,886
Pool# MA8147
2.50%, 7/20/2052 285,316 247,405
Pool# MA8148
3.00%, 7/20/2052 1,950,360 1,736,972
Pool# MA8197
2.50%, 8/20/2052 1,145,422 993,249
Pool# MA8265
3.00%, 9/20/2052 500,464 446,245
GNMA TBA
2.00%, 1/15/2053 3,850,000 3,225,666
2.50%, 1/15/2053 1,369,000 1,186,044
3.00%, 1/15/2053 2,522,000 2,245,038
3.50%, 1/15/2053 850,000 780,823
4.00%, 1/15/2053 1,214,000 1,149,432
4.50%, 1/15/2053 1,575,000 1,530,397
5.00%, 1/15/2053 2,400,000 2,377,750
Total Mortgage-Backed Securities
(cost $599,583,401)
532,855,030
Municipal Bonds 0.7%
California 0.3%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 120,288
Bay Area Toll Authority
Series F-1, 2.57%,
4/1/2031 60,000 52,561
Series F-2, 6.26%,
4/1/2049 250,000 283,422
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 62,269
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
B, 6.00%, 11/1/2040 100,000 107,449
Golden State Tobacco
Securitization Corp, RB,
Series A-1, 3.71%, 6/1/2041 90,000 67,405
Municipal Bonds
Principal
Amount ($) Value ($)
California
Bay Area Toll Authority
(continued)
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 372,945
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 92,067
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 235,430
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 420,000 469,858
Regents of the University of
California Medical Center
Pooled Revenue
Series H, 6.55%, 5/15/2048 150,000 170,516
Series F, 6.58%, 5/15/2049 200,000 227,390
Series N, 3.26%, 5/15/2060 230,000 149,050
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 110,596
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 200,000 207,470
State of California
7.55%, 4/1/2039 1,410,000 1,764,801
7.63%, 3/1/2040 425,000 536,724
University of California
Series BD, 3.35%, 7/1/2029 200,000 182,732
Series F, 5.95%, 5/15/2045 300,000 316,200
Series AQ, 4.77%,
5/15/2115 150,000 122,372
5,651,545
Connecticut 0.0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 527,753
Florida 0.0%
†
State Board of Administration
Finance Corp, RB, Series A,
2.15%, 7/1/2030 105,000 85,975
State Board of Administration
Finance Corp., RB, Series
A, 1.26%, 7/1/2025 95,000 87,225
173,200
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 478,000 516,045

88 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Illinois 0.1%
Chicago Transit Authority
Sales & Transfer Tax
Receipts Revenue, RB,
Series A, 6.90%, 12/1/2040 295,000 326,972
State of Illinois
4.95%, 6/1/2023 43,636 43,659
5.10%, 6/1/2033 945,000 906,953
1,277,584
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Auth
Series A, 3.62%, 2/1/2029 70,000 67,854
Series A, 4.48%, 8/1/2039 50,000 46,523
114,377
Michigan 0.0%
†
University of Michigan, RB,
Series B, 3.50%, 4/1/2052 83,000 64,638
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
Series A, 7.43%, 2/15/2029 125,000 134,563
New Jersey Transportation
Trust Fund Authority, RB,
Series B, 4.13%, 6/15/2042 30,000 24,096
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 545,439
Rutgers The State University
of New Jersey, RB, Series
H, 5.67%, 5/1/2040 250,000 257,252
961,350
New York 0.1%
City of New York, GO, 5.26%,
10/1/2052 35,000 35,082
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 460,000 563,470
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 311,772
New York City Transitional
Finance Authority Future
Tax Secured Revenue,
RB, Series B-1, 5.57%,
11/1/2038 500,000 512,955
New York State Dormitory
Authority, RB, Series F,
5.63%, 3/15/2039 250,000 256,412
Port Authority of New York &
New Jersey
6.04%, 12/1/2029 620,000 654,032
Municipal Bonds
Principal
Amount ($) Value ($)
New York
Port Authority of New York &
New Jersey (continued)
3.18%, 7/15/2060 135,000 87,216
2,420,939
Ohio 0.0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 96,463
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 150,394
246,857
Oklahoma 0.0%
†
Oklahoma Development
Finance Authority
4.62%, 6/1/2044 60,000 55,620
4.38%, 11/1/2045 60,000 54,487
110,107
South Carolina 0.0%
†
South Carolina Public Service
Authority, RB, Series C,
6.45%, 1/1/2050 100,000 103,877
Texas 0.1%
Board of Regents of the
University of Texas System,
RB, Series C, 4.79%,
8/15/2046 200,000 197,660
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 218,776
Dallas Fort Worth International
Airport
Series C, 2.92%, 11/1/2050 100,000 69,994
Series A, 4.51%, 11/1/2051 45,000 40,447
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 31,906
North Texas Tollway Authority,
RB, Series A, 3.01%,
1/1/2043 35,000 26,185
Permanent University Fund -
University of Texas System,
RB, Series A, 5.26%,
7/1/2039 260,000 272,552
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 346,873
Texas Transportation
Commission State Highway
Fund, RB, 5.18%, 4/1/2030 150,000 152,844
1,357,237
Virginia 0.0%
†
University of Virginia, RB,
Series VA, 2.26%, 9/1/2050 90,000 54,896

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 89
Municipal Bonds
Principal
Amount ($) Value ($)
Washington 0.0%
†
State of Washington, GO,
Series F, 5.14%, 8/1/2040 200,000 201,945
Total Municipal Bonds
(cost $13,934,033)
13,782,350
Supranational 1.1%
African Development Bank,
0.88%, 3/23/2026(b) 200,000 178,838
Asian Development Bank
2.63%, 1/30/2024 1,000,000 976,481
0.38%, 6/11/2024 1,000,000 939,374
1.50%, 10/18/2024 500,000 473,204
0.63%, 4/29/2025 1,000,000 916,102
0.38%, 9/3/2025 1,000,000 898,822
1.00%, 4/14/2026 200,000 179,880
1.88%, 1/24/2030 500,000 429,387
Asian Infrastructure
Investment Bank (The),
0.50%, 10/30/2024(b) 230,000 213,094
European Bank for
Reconstruction &
Development, 1.50%,
2/13/2025 1,000,000 940,000
European Investment Bank
3.25%, 1/29/2024 1,000,000 983,493
0.38%, 3/26/2026(b) 1,500,000 1,324,133
0.75%, 10/26/2026(b) 290,000 254,242
2.38%, 5/24/2027(b) 2,000,000 1,857,081
1.25%, 2/14/2031(b) 300,000 243,785
Inter-American Development
Bank
2.63%, 1/16/2024 1,000,000 977,064
1.75%, 3/14/2025 500,000 471,408
0.63%, 7/15/2025 1,000,000 910,330
2.00%, 7/23/2026 1,000,000 924,050
2.25%, 6/18/2029 250,000 223,320
1.13%, 1/13/2031 2,000,000 1,597,580
International Bank for
Reconstruction &
Development
0.63%, 4/22/2025 1,000,000 917,350
1.88%, 10/27/2026 400,000 366,156
2.50%, 11/22/2027 1,000,000 926,700
1.13%, 9/13/2028 1,000,000 846,437
0.88%, 5/14/2030 1,000,000 794,429
1.63%, 11/3/2031 1,000,000 818,509
Nordic Investment Bank,
2.25%, 5/21/2024 500,000 482,841
Total Supranational
(cost $23,172,200)
21,064,090
U.S. Government Agency Securities 1.0%
FHLB
2.75%, 12/13/2024 1,000,000 967,966
5.50%, 7/15/2036 1,500,000 1,647,436
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLMC
0.25%, 6/26/2023 2,700,000 2,644,259
0.25%, 8/24/2023 3,535,000 3,432,074
0.25%, 12/4/2023 1,030,000 987,291
0.38%, 7/21/2025(b) 1,165,000 1,054,266
6.25%, 7/15/2032(b) 1,245,000 1,452,083
FNMA
2.38%, 1/19/2023 490,000 489,584
0.50%, 6/17/2025 1,000,000 909,906
6.25%, 5/15/2029 2,500,000 2,800,607
7.25%, 5/15/2030 2,000,000 2,399,304
0.88%, 8/5/2030(b) 440,000 349,268
Tennessee Valley Authority,
4.88%, 1/15/2048 500,000 492,709
Total U.S. Government Agency Securities
(cost $20,889,553)
19,626,753
U.S. Treasury Obligations 40.6%
U.S. Treasury Bonds
6.88%, 8/15/2025 449,000 476,834
6.00%, 2/15/2026 (b) 4,042,000 4,249,626
6.50%, 11/15/2026 (b) 3,000,000 3,249,258
5.50%, 8/15/2028 4,000,000 4,279,062
5.38%, 2/15/2031 1,000,000 1,097,539
4.75%, 2/15/2037 709,600 775,183
5.00%, 5/15/2037 305,000 340,623
4.38%, 2/15/2038 3,050,000 3,193,326
4.25%, 5/15/2039 2,500,000 2,574,805
4.50%, 8/15/2039 1,080,000 1,145,180
4.38%, 11/15/2039 300,000 312,809
3.88%, 8/15/2040 1,000,000 975,469
1.38%, 11/15/2040 1,500,000 975,176
4.25%, 11/15/2040 1,400,000 1,430,297
1.88%, 2/15/2041 1,000,000 706,797
4.75%, 2/15/2041 2,000,000 2,174,531
3.75%, 8/15/2041 4,900,000 4,647,152
2.00%, 11/15/2041 6,000,000 4,284,141
3.13%, 11/15/2041 4,100,000 3,542,816
3.13%, 2/15/2042 1,000,000 861,680
3.00%, 5/15/2042 1,000,000 840,781
3.25%, 5/15/2042 2,000,000 1,753,438
2.75%, 8/15/2042 6,200,000 4,984,945
2.75%, 11/15/2042 1,500,000 1,202,344
3.13%, 2/15/2043 4,050,000 3,455,156
2.88%, 5/15/2043 3,850,000 3,142,412
3.63%, 2/15/2044 3,500,000 3,210,293
3.38%, 5/15/2044 4,000,000 3,527,031
3.13%, 8/15/2044 5,700,000 4,816,277
3.00%, 11/15/2044 5,500,000 4,539,219
2.50%, 2/15/2045 6,500,000 4,893,535
3.00%, 5/15/2045 5,500,000 4,531,055
2.88%, 8/15/2045 3,300,000 2,657,016
2.50%, 2/15/2046 5,000,000 3,741,016
2.50%, 5/15/2046 3,000,000 2,237,930
2.88%, 11/15/2046 3,000,000 2,403,867
3.00%, 2/15/2047 2,000,000 1,637,109
3.00%, 5/15/2047 2,000,000 1,636,094
2.75%, 8/15/2047 2,500,000 1,950,488

90 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
2.75%, 11/15/2047 3,200,000 2,496,125
3.00%, 2/15/2048 3,000,000 2,458,945
3.38%, 11/15/2048 5,500,000 4,851,602
2.88%, 5/15/2049 5,000,000 4,023,242
2.25%, 8/15/2049 3,000,000 2,108,906
2.38%, 11/15/2049 (b) 800,000 578,188
2.00%, 2/15/2050 500,000 330,215
1.25%, 5/15/2050 1,700,000 914,879
1.38%, 8/15/2050 5,000,000 2,778,320
1.63%, 11/15/2050 6,800,000 4,046,000
1.88%, 2/15/2051 4,400,000 2,796,406
2.38%, 5/15/2051 7,500,000 5,380,664
2.00%, 8/15/2051 7,200,000 4,714,312
1.88%, 11/15/2051 9,600,000 6,080,250
2.25%, 2/15/2052 4,000,000 2,781,562
2.88%, 5/15/2052 8,300,000 6,650,375
3.00%, 8/15/2052 (b) 5,200,000 4,284,313
4.00%, 11/15/2052 3,000,000 3,004,219
U.S. Treasury Notes
0.88%, 1/31/2024 6,000,000 5,756,953
2.25%, 1/31/2024 5,500,000 5,354,980
2.50%, 1/31/2024 (b) 2,000,000 1,952,734
2.75%, 2/15/2024 2,500,000 2,445,898
2.25%, 3/31/2024 10,000,000 9,702,344
2.00%, 4/30/2024 7,000,000 6,753,906
2.50%, 4/30/2024 4,000,000 3,886,250
2.50%, 5/15/2024 7,000,000 6,794,375
2.00%, 5/31/2024 3,800,000 3,661,211
1.75%, 6/30/2024 6,000,000 5,749,688
1.75%, 7/31/2024 2,000,000 1,913,047
2.13%, 7/31/2024 6,500,000 6,251,934
2.38%, 8/15/2024 24,353,000 23,496,840
0.38%, 9/15/2024 5,000,000 4,659,961
1.50%, 9/30/2024 (b) 14,000,000 13,293,984
2.13%, 9/30/2024 9,000,000 8,636,836
0.63%, 10/15/2024 6,000,000 5,603,203
1.50%, 10/31/2024 15,000,000 14,211,914
0.75%, 11/15/2024 6,000,000 5,600,156
2.25%, 11/15/2024 7,550,000 7,251,244
1.50%, 11/30/2024 5,000,000 4,731,250
2.13%, 11/30/2024 3,800,000 3,637,461
1.00%, 12/15/2024 1,000,000 935,938
2.25%, 12/31/2024 5,000,000 4,791,797
2.00%, 2/15/2025 18,700,000 17,792,758
2.63%, 3/31/2025 4,300,000 4,142,781
2.13%, 5/15/2025 6,300,000 5,986,723
0.25%, 5/31/2025 7,500,000 6,808,594
0.25%, 7/31/2025 15,000,000 13,535,742
2.88%, 7/31/2025 6,500,000 6,279,355
2.00%, 8/15/2025 6,000,000 5,665,547
0.25%, 8/31/2025 4,000,000 3,596,875
2.75%, 8/31/2025 4,000,000 3,844,844
0.25%, 9/30/2025 8,000,000 7,183,125
4.25%, 10/15/2025 (b) 3,000,000 2,997,656
0.25%, 10/31/2025 8,000,000 7,153,438
2.25%, 11/15/2025 8,500,000 8,045,117
4.50%, 11/15/2025 3,000,000 3,018,047
0.38%, 11/30/2025 10,200,000 9,123,422
4.00%, 12/15/2025 4,000,000 3,974,376
0.38%, 12/31/2025 10,000,000 8,937,109
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.38%, 1/31/2026 8,000,000 7,117,812
1.63%, 2/15/2026 8,500,000 7,861,172
0.50%, 2/28/2026 2,000,000 1,782,109
0.75%, 3/31/2026 4,000,000 3,585,156
1.63%, 5/15/2026 2,000,000 1,840,703
0.75%, 5/31/2026 3,000,000 2,675,508
0.88%, 6/30/2026 6,000,000 5,365,312
0.63%, 7/31/2026 2,000,000 1,767,266
1.50%, 8/15/2026 9,700,000 8,841,398
0.75%, 8/31/2026 5,000,000 4,427,148
1.38%, 8/31/2026 4,500,000 4,079,707
0.88%, 9/30/2026 8,000,000 7,103,438
1.63%, 9/30/2026 10,000,000 9,149,219
1.13%, 10/31/2026 8,000,000 7,155,312
1.63%, 10/31/2026 8,000,000 7,302,188
1.25%, 11/30/2026 2,000,000 1,794,609
1.25%, 12/31/2026 6,000,000 5,373,047
2.25%, 2/15/2027 1,200,000 1,116,703
1.88%, 2/28/2027 2,500,000 2,289,648
2.50%, 3/31/2027 2,500,000 2,345,996
2.75%, 4/30/2027 (b) 3,500,000 3,316,797
2.38%, 5/15/2027 5,700,000 5,314,137
0.50%, 5/31/2027 1,000,000 857,344
2.63%, 5/31/2027 3,000,000 2,827,852
0.50%, 6/30/2027 5,000,000 4,276,953
2.75%, 7/31/2027 3,000,000 2,838,398
2.25%, 8/15/2027 8,300,000 7,677,824
0.50%, 8/31/2027 8,000,000 6,808,438
3.13%, 8/31/2027 3,000,000 2,885,391
4.13%, 9/30/2027 4,000,000 4,015,000
4.13%, 10/31/2027 2,000,000 2,007,344
2.25%, 11/15/2027 5,390,000 4,966,801
0.63%, 11/30/2027 8,500,000 7,217,695
3.88%, 11/30/2027 (b) 3,000,000 2,983,594
3.88%, 12/31/2027 2,500,000 2,485,547
0.75%, 1/31/2028 4,000,000 3,401,250
2.75%, 2/15/2028 8,000,000 7,522,188
1.13%, 2/29/2028 3,000,000 2,597,461
1.25%, 3/31/2028 1,500,000 1,303,711
1.25%, 4/30/2028 5,000,000 4,338,477
2.88%, 5/15/2028 8,000,000 7,548,438
1.25%, 5/31/2028 3,000,000 2,597,344
1.25%, 6/30/2028 4,000,000 3,458,594
1.00%, 7/31/2028 4,000,000 3,400,156
2.88%, 8/15/2028 8,500,000 8,004,277
1.13%, 8/31/2028 4,000,000 3,415,312
1.25%, 9/30/2028 4,500,000 3,864,727
1.38%, 10/31/2028 9,000,000 7,768,477
3.13%, 11/15/2028 7,000,000 6,676,523
1.50%, 11/30/2028 3,000,000 2,605,195
1.38%, 12/31/2028 9,500,000 8,193,750
1.75%, 1/31/2029 2,000,000 1,756,719
2.63%, 2/15/2029 8,772,000 8,107,247
1.88%, 2/28/2029 2,000,000 1,771,172
2.38%, 3/31/2029 5,000,000 4,546,484
2.88%, 4/30/2029 5,000,000 4,682,813
2.38%, 5/15/2029 5,700,000 5,181,656
2.75%, 5/31/2029 3,500,000 3,251,719
2.63%, 7/31/2029 3,000,000 2,762,461
1.63%, 8/15/2029 3,000,000 2,603,320

NVIT Bond Index Fund - December 31, 2022 - Statement of Investments - 91
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.13%, 8/31/2029 4,000,000 3,797,344
3.88%, 9/30/2029 3,500,000 3,475,254
4.00%, 10/31/2029 2,500,000 2,500,781
1.75%, 11/15/2029 (b) 4,000,000 3,487,031
3.88%, 11/30/2029 4,500,000 4,469,766
3.88%, 12/31/2029 3,000,000 2,985,000
0.63%, 5/15/2030 4,800,000 3,798,937
0.63%, 8/15/2030 7,000,000 5,510,039
0.88%, 11/15/2030 9,100,000 7,273,602
1.13%, 2/15/2031 6,500,000 5,297,754
1.63%, 5/15/2031 5,500,000 4,625,371
1.25%, 8/15/2031 6,000,000 4,865,156
1.38%, 11/15/2031 7,500,000 6,104,297
1.88%, 2/15/2032 9,100,000 7,719,715
2.88%, 5/15/2032 8,800,000 8,109,750
2.75%, 8/15/2032 8,200,000 7,467,125
4.13%, 11/15/2032 (b) 5,500,000 5,612,578
Total U.S. Treasury Obligations
(cost $881,444,094)
785,801,783
Repurchase Agreements 1.3%
Bank of America NA
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,000,478,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $1,020,000. (h)(i) 1,000,000 1,000,000
Cantor Fitzgerald & Co.
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $4,759,207,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$4,852,073. (h)(i) 4,756,934 4,756,934
Credit Suisse AG
4.27%, dated 12/30/2022,
due 1/3/2023, repurchase
price $3,001,424,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037;
total market value
$3,061,454. (h)(i) 3,000,000 3,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $15,007,167,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 1/12/2023 -
2/15/2051; total market
value $15,307,951. (h)(i) 15,000,000 15,000,000
Pershing LLC
4.33%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,000,482,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.63%
- 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$1,020,000. (h)(i) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $24,756,934)
24,756,934
Total Investments
(cost $2,188,455,648) — 100.5%
1,944,357,961
Liabilities in excess of other
assets — (0.5)% (9,012,162)
NET ASSETS — 100.0%
$ 1,935,345,799

92 - Statement of Investments - December 31, 2022 - NVIT Bond Index Fund
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of December 31, 2022.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $153,531,722, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $24,756,934 and by
$134,317,293 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.50%, and maturity dates ranging from 1/26/2023 –
11/15/2052, a total value of $159,074,227.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2022.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2022.
(f) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $7,300,706 which represents 0.38% of net assets.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$24,756,934.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT International Index Fund - December 31, 2022 - Statement of Investments - 93
Common Stocks 99.2%
Shares Value ($)
AUSTRALIA 8.2%
Airlines 0.0%
†
Qantas Airways Ltd.* 83,574 336,491
Banks 2.0%
ANZ Group Holdings Ltd.* 284,490 4,582,824
Commonwealth Bank of
Australia 160,623 11,211,658
National Australia Bank Ltd. 299,702 6,073,198
Westpac Banking Corp.(a) 331,153 5,208,378
27,076,058
Beverages 0.0%
†
Treasury Wine Estates Ltd. 63,481 586,582
Capital Markets 0.4%
ASX Ltd. 19,029 872,644
Macquarie Group Ltd. 34,632 3,931,606
4,804,250
Chemicals 0.0%
†
Orica Ltd. 43,395 443,432
Commercial Services & Supplies 0.1%
Brambles Ltd. 132,212 1,085,846
Diversified Consumer Services 0.0%
†
IDP Education Ltd.(a) 20,518 379,173
Diversified Telecommunication Services 0.1%
Telstra Group Ltd. 373,142 1,013,281
Electric Utilities 0.1%
Origin Energy Ltd. 160,212 841,138
Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus 105,718 555,738
Goodman Group 159,335 1,871,965
GPT Group (The) 188,284 537,776
Mirvac Group 387,568 561,446
Scentre Group 475,279 924,160
Stockland 233,407 576,335
Vicinity Ltd. 380,331 517,485
5,544,905
Food & Staples Retailing 0.3%
Coles Group Ltd. 125,187 1,417,715
Endeavour Group Ltd. 132,028 573,373
Woolworths Group Ltd. 116,344 2,656,840
4,647,928
Gas Utilities 0.1%
APA Group 115,973 849,112
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 6,465 897,634
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 17,998 795,527
Sonic Healthcare Ltd. 41,485 845,845
1,641,372
Hotels, Restaurants & Leisure 0.3%
Aristocrat Leisure Ltd. 56,314 1,162,956
Flutter Entertainment plc* 15,944 2,184,720
Lottery Corp. Ltd. (The)* 196,081 597,619
3,945,295
Insurance 0.3%
Insurance Australia Group
Ltd. 242,297 783,093
Medibank Pvt Ltd. 236,941 472,445
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance
QBE Insurance Group Ltd. 137,977 1,260,380
Suncorp Group Ltd. 115,523 947,305
3,463,223
Interactive Media & Services 0.1%
REA Group Ltd. 5,193 391,051
SEEK Ltd. 31,559 449,284
840,335
Metals & Mining 2.9%
BHP Group Ltd. 249,495 7,692,884
BHP Group Ltd. 229,493 7,105,382
BlueScope Steel Ltd. 41,522 473,286
Fortescue Metals Group Ltd. 161,312 2,248,897
Glencore plc 924,845 6,184,230
IGO Ltd. 66,262 602,213
Mineral Resources Ltd. 15,464 813,464
Newcrest Mining Ltd. 82,546 1,150,858
Northern Star Resources Ltd. 105,566 773,022
Pilbara Minerals Ltd.*(a) 246,660 628,540
Rio Tinto Ltd. 35,443 2,793,272
Rio Tinto plc 106,319 7,460,001
South32 Ltd. 431,313 1,167,529
39,093,578
Multiline Retail 0.2%
Wesfarmers Ltd. 107,164 3,346,280
Oil, Gas & Consumable Fuels 0.5%
Ampol Ltd. 23,052 442,485
Santos Ltd.(a) 302,234 1,481,994
Washington H Soul Pattinson
& Co. Ltd. 21,282 400,441
Woodside Energy Group Ltd. 178,260 4,310,222
6,635,142
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd.(a) 67,713 360,981
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 180,925 456,342
Software 0.0%
†
WiseTech Global Ltd. 14,259 491,705
Trading Companies & Distributors 0.0%
†
Reece Ltd.(a) 18,060 173,681
Transportation Infrastructure 0.2%
Transurban Group 294,459 2,600,133
111,553,897
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 31,596 1,007,521
Electric Utilities 0.0%
†
Verbund AG(a) 6,693 564,493
Metals & Mining 0.0%
†
voestalpine AG 10,407 274,701
Oil, Gas & Consumable Fuels 0.0%
†
OMV AG 14,476 747,486
Paper & Forest Products 0.1%
Mondi plc 47,726 810,553
3,404,754

94 - Statement of Investments - December 31, 2022 - NVIT International Index Fund
Common Stocks
Shares Value ($)
BELGIUM 0.9%
Banks 0.1%
KBC Group NV 23,324 1,497,571
Beverages 0.4%
Anheuser-Busch InBev SA/
NV 81,828 4,919,353
Chemicals 0.1%
Solvay SA 7,285 738,412
Umicore SA 20,586 759,481
1,497,893
Distributors 0.0%
†
D'ieteren Group 2,320 446,646
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
NV 4,899 392,424
Groupe Bruxelles Lambert
NV 4,876 390,713
Sofina SA 1,515 335,241
1,118,378
Electric Utilities 0.0%
†
Elia Group SA/NV 3,198 454,426
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Warehouses De Pauw CVA 13,861 396,351
Insurance 0.1%
Ageas SA/NV 15,852 705,287
Pharmaceuticals 0.1%
UCB SA 11,564 910,836
11,946,741
BRAZIL 0.1%
Chemicals 0.1%
Yara International ASA 16,274 715,535
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 38,725 718,936
CHINA 0.6%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 341,000 1,159,165
Beverages 0.1%
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 169,200 532,274
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 178,000 330,926
Food Products 0.0%
†
Wilmar International Ltd. 166,794 519,645
Internet & Direct Marketing Retail 0.4%
Prosus NV* 78,306 5,376,137
Marine 0.0%
†
SITC International Holdings
Co. Ltd. 127,000 280,333
Real Estate Management & Development 0.0%
†
ESR Group Ltd. Reg. S(b) 191,400 401,743
8,600,223
Common Stocks
Shares Value ($)
DENMARK 2.9%
Air Freight & Logistics 0.2%
DSV A/S 17,508 2,776,876
Banks 0.1%
Danske Bank A/S 63,635 1,253,646
Beverages 0.1%
Carlsberg A/S
, Class B
9,568 1,266,578
Biotechnology 0.2%
Genmab A/S* 6,150 2,605,002
Building Products 0.0%
†
ROCKWOOL A/S
, Class B
699 164,893
Chemicals 0.1%
Chr Hansen Holding A/S 10,368 747,458
Novozymes A/S
, Class B
18,864 957,963
1,705,421
Electric Utilities 0.1%
Orsted A/S Reg. S(b) 17,821 1,616,842
Electrical Equipment 0.2%
Vestas Wind Systems A/S 96,455 2,818,043
Health Care Equipment & Supplies 0.1%
Coloplast A/S
, Class B
11,677 1,368,179
Demant A/S* 7,552 209,999
1,578,178
Insurance 0.1%
Tryg A/S 35,391 839,424
Marine 0.1%
AP Moller - Maersk A/S
, Class
A
305 676,676
AP Moller - Maersk A/S
, Class
B
464 1,042,174
1,718,850
Pharmaceuticals 1.6%
Novo Nordisk A/S
, Class B
156,526 21,193,613
Textiles, Apparel & Luxury Goods 0.0%
†
Pandora A/S 7,919 558,709
40,096,075
FINLAND 1.3%
Banks 0.2%
Nordea Bank Abp 315,661 3,376,023
Communications Equipment 0.2%
Nokia OYJ 503,190 2,338,022
Diversified Telecommunication Services 0.1%
Elisa OYJ 13,980 741,018
Electric Utilities 0.1%
Fortum OYJ 43,656 727,214
Food & Staples Retailing 0.0%
†
Kesko OYJ
, Class B
23,678 523,959
Insurance 0.2%
Sampo OYJ
, Class A
45,634 2,386,125
Machinery 0.2%
Kone OYJ
, Class B
32,040 1,659,558
Wartsila OYJ Abp 46,529 393,191
2,052,749

NVIT International Index Fund - December 31, 2022 - Statement of Investments - 95
Common Stocks
Shares Value ($)
FINLAND
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ(a) 40,152 1,854,542
Paper & Forest Products 0.2%
Stora Enso OYJ
, Class R
54,172 765,319
UPM-Kymmene OYJ 50,537 1,894,429
2,659,748
Pharmaceuticals 0.0%
†
Orion OYJ
, Class B
10,483 574,607
17,234,007
FRANCE 10.9%
Aerospace & Defense 0.9%
Airbus SE 55,762 6,630,231
Dassault Aviation SA 2,288 388,203
Safran SA 32,459 4,056,183
Thales SA 10,488 1,340,749
12,415,366
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 64,238 1,786,261
Valeo 18,726 333,787
2,120,048
Automobiles 0.0%
†
Renault SA* 16,928 564,010
Banks 0.7%
BNP Paribas SA 105,412 5,998,718
Credit Agricole SA 112,519 1,186,068
Societe Generale SA 75,413 1,892,124
9,076,910
Beverages 0.3%
Pernod Ricard SA 19,615 3,855,518
Remy Cointreau SA 2,263 381,557
4,237,075
Building Products 0.2%
Cie de Saint-Gobain 46,024 2,259,493
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 5,988 340,242
Chemicals 0.6%
Air Liquide SA 49,480 7,038,004
Arkema SA 5,841 526,860
7,564,864
Construction & Engineering 0.5%
Bouygues SA(a) 20,302 609,060
Eiffage SA 8,188 807,384
Vinci SA 51,066 5,100,220
6,516,664
Diversified Financial Services 0.0%
†
Eurazeo SE 4,146 258,788
Wendel SE 2,192 205,437
464,225
Diversified Telecommunication Services 0.1%
Orange SA 188,935 1,878,656
Electric Utilities 0.1%
Electricite de France SA 55,096 707,756
Electrical Equipment 0.1%
Legrand SA 25,455 2,049,572
Common Stocks
Shares Value ($)
FRANCE
Entertainment 0.0%
†
Bollore SE 83,739 469,275
Ubisoft Entertainment SA* 7,493 212,688
681,963
Equity Real Estate Investment Trusts (REITs) 0.1%
Covivio 4,146 246,867
Gecina SA 4,125 420,273
Klepierre SA* 21,147 489,140
Unibail-Rodamco-Westfield* 10,310 537,969
1,694,249
Food & Staples Retailing 0.1%
Carrefour SA 55,306 925,385
Food Products 0.2%
Danone SA 60,473 3,185,955
Health Care Equipment & Supplies 0.4%
BioMerieux 4,116 432,843
EssilorLuxottica SA 27,530 4,995,414
5,428,257
Hotels, Restaurants & Leisure 0.1%
Accor SA* 15,849 393,776
La Francaise des Jeux
SAEM Reg. S(b) 9,632 386,966
Sodexo SA 8,696 831,885
1,612,627
Household Durables 0.0%
†
SEB SA 1,982 166,598
Insurance 0.4%
AXA SA 176,431 4,917,263
Interactive Media & Services 0.0%
†
Adevinta ASA* 30,065 198,579
IT Services 0.3%
Capgemini SE 15,299 2,565,856
Edenred 24,532 1,334,888
Worldline SA Reg. S*(b) 22,021 859,267
4,760,011
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 2,718 885,509
Machinery 0.1%
Alstom SA 31,211 766,304
Media 0.1%
Publicis Groupe SA 22,422 1,423,817
Vivendi SE 63,686 609,417
2,033,234
Multi-Utilities 0.3%
Engie SA 170,026 2,435,460
Veolia Environnement SA 62,651 1,609,537
4,044,997
Oil, Gas & Consumable Fuels 1.1%
TotalEnergies SE 235,034 14,669,690
Personal Products 0.6%
L'Oreal SA 22,883 8,209,116
Pharmaceuticals 0.8%
Ipsen SA 3,465 373,418
Sanofi 108,132 10,462,925
10,836,343

96 - Statement of Investments - December 31, 2022 - NVIT International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Professional Services 0.2%
Bureau Veritas SA 28,901 760,625
Teleperformance 5,487 1,309,336
2,069,961
Software 0.2%
Dassault Systemes SE 63,735 2,298,736
Textiles, Apparel & Luxury Goods 2.0%
Hermes International 2,977 4,593,929
Kering SA 7,098 3,632,634
LVMH Moet Hennessy Louis
Vuitton SE 26,237 19,059,744
27,286,307
Transportation Infrastructure 0.1%
Aeroports de Paris* 2,745 369,155
Getlink SE 43,248 693,042
1,062,197
147,928,162
GERMANY 8.0%
Aerospace & Defense 0.1%
MTU Aero Engines AG 4,909 1,062,506
Rheinmetall AG 3,947 786,183
1,848,689
Air Freight & Logistics 0.3%
Deutsche Post AG
(Registered) 94,022 3,539,163
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)* 56,801 472,029
Auto Components 0.0%
†
Continental AG 9,684 578,580
Automobiles 0.9%
Bayerische Motoren Werke
AG 30,997 2,766,643
Bayerische Motoren Werke
AG (Preference) 5,639 480,258
Dr Ing hc F Porsche AG
(Preference)*(a) 10,490 1,064,276
Mercedes-Benz Group AG 75,758 4,971,510
Porsche Automobil Holding
SE (Preference) 13,916 763,453
Volkswagen AG 2,900 458,459
Volkswagen AG (Preference)
(a) 17,757 2,213,212
12,717,811
Banks 0.1%
Commerzbank AG* 97,553 922,456
Capital Markets 0.4%
Deutsche Bank AG
(Registered) 196,621 2,228,604
Deutsche Boerse AG 17,893 3,087,273
5,315,877
Chemicals 0.5%
BASF SE 86,240 4,281,318
Covestro AG Reg. S(b) 18,990 742,949
Evonik Industries AG 19,951 383,052
Symrise AG 12,422 1,351,421
6,758,740
Common Stocks
Shares Value ($)
GERMANY
Construction Materials 0.1%
HeidelbergCement AG 14,234 811,813
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 308,399 6,151,474
Telefonica Deutschland
Holding AG 80,332 197,929
United Internet AG
(Registered) 9,093 183,842
6,533,245
Electrical Equipment 0.1%
Siemens Energy AG(a) 42,769 804,703
Food & Staples Retailing 0.0%
†
HelloFresh SE* 16,242 356,081
Health Care Equipment & Supplies 0.1%
Carl Zeiss Meditec AG 3,784 477,594
Siemens Healthineers AG
Reg. S(b) 26,421 1,321,737
1,799,331
Health Care Providers & Services 0.1%
Fresenius Medical Care AG
& Co. KGaA 18,023 589,499
Fresenius SE & Co. KGaA 41,076 1,155,669
1,745,168
Household Products 0.1%
Henkel AG & Co. KGaA 10,214 658,749
Henkel AG & Co. KGaA
(Preference) 16,543 1,151,623
1,810,372
Independent Power and Renewable Electricity Producers
0.2%
RWE AG 61,483 2,733,953
Industrial Conglomerates 0.7%
Siemens AG (Registered) 72,584 10,074,130
Insurance 1.0%
Allianz SE (Registered) 38,527 8,284,319
Hannover Rueck SE 5,569 1,107,057
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 13,326 4,333,135
13,724,511
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 7,883 396,065
Internet & Direct Marketing Retail 0.1%
Zalando SE Reg. S*(a)(b) 15,248 540,558
Zalando SE Reg. S*∞(b) 5,968 211,521
752,079
IT Services 0.0%
†
Bechtle AG 8,050 284,853
Life Sciences Tools & Services 0.1%
Sartorius AG (Preference) 2,392 945,929
Machinery 0.2%
Daimler Truck Holding AG* 42,305 1,310,747
GEA Group AG 14,815 605,167
Knorr-Bremse AG 6,840 373,771

NVIT International Index Fund - December 31, 2022 - Statement of Investments - 97
Common Stocks
Shares Value ($)
GERMANY
Machinery
Rational AG 503 298,117
2,587,802
Multi-Utilities 0.2%
E.ON SE 213,343 2,129,255
Personal Products 0.1%
Beiersdorf AG 9,287 1,065,699
Pharmaceuticals 0.5%
Bayer AG (Registered) 92,713 4,787,004
Merck KGaA 12,329 2,387,638
7,174,642
Real Estate Management & Development 0.2%
Aroundtown SA(a) 103,363 241,298
LEG Immobilien SE 6,907 450,104
Vonovia SE 67,537 1,591,670
2,283,072
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 124,174 3,782,054
Software 0.8%
Nemetschek SE 5,676 289,907
SAP SE 98,607 10,176,189
10,466,096
Textiles, Apparel & Luxury Goods 0.2%
adidas AG 16,471 2,248,460
Puma SE 10,377 629,699
2,878,159
Trading Companies & Distributors 0.1%
Brenntag SE 14,067 899,385
108,191,742
HONG KONG 2.8%
Banks 0.1%
Hang Seng Bank Ltd. 75,200 1,245,137
Capital Markets 0.4%
Futu Holdings Ltd., ADR*(a) 5,070 206,095
Hong Kong Exchanges &
Clearing Ltd. 113,900 4,922,205
5,128,300
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 354,220 432,959
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 59,500 311,441
CLP Holdings Ltd. 151,500 1,105,464
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 217,500 143,540
Power Assets Holdings Ltd. 136,500 747,672
2,308,117
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 207,400 1,522,839
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 819,545 476,792
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 1,024,266 973,806
Common Stocks
Shares Value ($)
HONG KONG
Industrial Conglomerates 0.0%
†
Jardine Matheson Holdings
Ltd. 13,600 693,600
Jardine Matheson Holdings
Ltd. 600 30,509
724,109
Insurance 1.2%
AIA Group Ltd. 1,128,400 12,431,587
Prudential plc 259,380 3,510,094
15,941,681
Machinery 0.1%
Techtronic Industries Co. Ltd. 129,000 1,436,417
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 185,016 1,139,107
Hang Lung Properties Ltd. 199,000 386,374
Henderson Land
Development Co. Ltd. 135,775 474,072
Hongkong Land Holdings
Ltd. 101,500 453,197
Hongkong Land Holdings
Ltd. 8,100 37,148
New World Development Co.
Ltd. 147,231 415,072
Sino Land Co. Ltd. 341,000 424,713
Sun Hung Kai Properties Ltd. 136,500 1,867,951
Swire Pacific Ltd.
, Class A
48,000 420,981
Swire Properties Ltd. 110,800 280,305
Wharf Real Estate
Investment Co. Ltd. 152,500 889,094
6,788,014
Road & Rail 0.1%
MTR Corp. Ltd. 152,000 805,343
37,783,514
IRELAND 0.6%
Banks 0.1%
AIB Group plc 103,969 400,766
Bank of Ireland Group plc 104,061 986,676
1,387,442
Building Products 0.1%
Kingspan Group plc 15,176 817,125
Construction Materials 0.2%
CRH plc 71,519 2,831,626
Containers & Packaging 0.1%
Smurfit Kappa Group plc 22,414 830,447
Food Products 0.1%
Kerry Group plc
, Class A
(a) 14,942 1,348,327
Trading Companies & Distributors 0.0%
†
AerCap Holdings NV* 13,266 773,673
7,988,640
ISRAEL 0.7%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 2,614 425,377
Banks 0.3%
Bank Hapoalim BM 117,407 1,059,169
Bank Leumi Le-Israel BM 151,743 1,264,897

98 - Statement of Investments - December 31, 2022 - NVIT International Index Fund
Common Stocks
Shares Value ($)
ISRAEL
Banks
Israel Discount Bank Ltd.
,
Class A
121,588 639,027
Mizrahi Tefahot Bank Ltd. 15,131 490,173
3,453,266
Chemicals 0.1%
ICL Group Ltd. 69,583 501,785
Diversified Telecommunication Services 0.0%
†
Bezeq The Israeli
Telecommunication Corp.
Ltd. 199,108 343,502
IT Services 0.0%
†
Wix.com Ltd.*(a) 5,628 432,399
Marine 0.0%
†
ZIM Integrated Shipping
Services Ltd.(a) 6,446 110,807
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 101,793 928,352
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 3,509 233,135
Semiconductors & Semiconductor Equipment 0.0%
†
Tower Semiconductor Ltd.* 10,623 463,552
Software 0.2%
Check Point Software
Technologies Ltd.* 9,547 1,204,449
Nice Ltd.* 5,856 1,135,203
2,339,652
9,231,827
ITALY 2.0%
Automobiles 0.2%
Ferrari NV 11,751 2,514,198
Banks 0.6%
FinecoBank Banca Fineco
SpA 55,789 929,755
Intesa Sanpaolo SpA(a) 1,591,578 3,550,795
Mediobanca Banca di
Credito Finanziario SpA 59,494 571,637
UniCredit SpA 181,957 2,587,475
7,639,662
Beverages 0.1%
Coca-Cola HBC AG* 18,455 440,504
Davide Campari-Milano NV 49,380 500,478
940,982
Diversified Telecommunication Services 0.0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(b) 33,033 333,681
Telecom Italia SpA*(a) 745,741 173,273
506,954
Electric Utilities 0.4%
Enel SpA 773,763 4,161,522
Terna - Rete Elettrica
Nazionale 129,062 955,287
5,116,809
Electrical Equipment 0.1%
Prysmian SpA 23,179 858,067
Common Stocks
Shares Value ($)
ITALY
Gas Utilities 0.1%
Snam SpA 198,205 962,325
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 2,475 346,817
Health Care Providers & Services 0.0%
†
Amplifon SpA 11,235 335,623
Insurance 0.2%
Assicurazioni Generali SpA 105,377 1,871,430
Poste Italiane SpA Reg. S(b) 50,782 495,225
2,366,655
IT Services 0.0%
†
Nexi SpA Reg. S*(b) 57,385 451,084
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 238,653 3,408,979
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 9,618 399,794
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 18,895 1,005,794
26,853,743
JAPAN 21.7%
Air Freight & Logistics 0.1%
Nippon Express Holdings,
Inc.(a) 7,500 427,705
SG Holdings Co. Ltd. 27,300 380,561
Yamato Holdings Co. Ltd. 24,400 387,893
1,196,159
Airlines 0.0%
†
ANA Holdings, Inc.* 16,300 347,253
Japan Airlines Co. Ltd.*(a) 12,186 249,981
597,234
Auto Components 0.4%
Aisin Corp. 14,500 386,215
Bridgestone Corp.(a) 54,200 1,929,612
Denso Corp. 41,300 2,024,592
Koito Manufacturing Co. Ltd. 17,200 256,208
Sumitomo Electric Industries
Ltd. 70,200 796,327
5,392,954
Automobiles 1.6%
Honda Motor Co. Ltd. 154,400 3,530,225
Isuzu Motors Ltd. 57,300 669,260
Mazda Motor Corp. 55,880 422,398
Nissan Motor Co. Ltd. 228,200 717,973
Subaru Corp. 56,200 862,361
Suzuki Motor Corp. 36,200 1,164,668
Toyota Motor Corp. 1,001,270 13,684,497
Yamaha Motor Co. Ltd.(a) 29,000 659,025
21,710,407
Banks 1.4%
Chiba Bank Ltd. (The) 50,200 367,908
Concordia Financial Group
Ltd. 102,600 429,305
Japan Post Bank Co. Ltd.(a) 37,300 320,489
Mitsubishi UFJ Financial
Group, Inc. 1,136,367 7,665,965
Mizuho Financial Group, Inc. 226,251 3,197,770

NVIT International Index Fund - December 31, 2022 - Statement of Investments - 99
Common Stocks
Shares Value ($)
JAPAN
Banks
Resona Holdings, Inc. 197,300 1,083,873
Shizuoka Financial Group,
Inc. 42,600 342,399
Sumitomo Mitsui Financial
Group, Inc. 123,953 4,994,596
Sumitomo Mitsui Trust
Holdings, Inc. 30,940 1,079,572
19,481,877
Beverages 0.2%
Asahi Group Holdings Ltd. 42,600 1,326,461
Ito En Ltd.(a) 4,300 156,889
Kirin Holdings Co. Ltd.(a) 76,500 1,172,001
Suntory Beverage & Food
Ltd.(a) 13,700 467,458
3,122,809
Building Products 0.4%
AGC, Inc.(a) 19,000 629,416
Daikin Industries Ltd. 23,500 3,614,994
Lixil Corp. 28,700 437,374
TOTO Ltd. 13,900 470,384
5,152,168
Capital Markets 0.2%
Daiwa Securities Group, Inc. 131,100 581,183
Japan Exchange Group, Inc. 49,400 713,949
Nomura Holdings, Inc. 266,500 991,935
SBI Holdings, Inc. 24,090 461,868
2,748,935
Chemicals 0.7%
Asahi Kasei Corp. 113,800 808,663
JSR Corp. 16,800 331,100
Mitsubishi Chemical Group
Corp. 112,600 581,760
Mitsui Chemicals, Inc. 18,100 405,890
Nippon Paint Holdings Co.
Ltd.(a) 73,300 580,006
Nippon Sanso Holdings
Corp. 15,700 226,141
Nissan Chemical Corp. 11,100 488,605
Nitto Denko Corp. 12,800 736,314
Shin-Etsu Chemical Co. Ltd. 35,100 4,276,426
Sumitomo Chemical Co. Ltd. 146,300 523,844
Toray Industries, Inc. 136,300 756,628
Tosoh Corp. 25,600 303,752
10,019,129
Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd. 21,800 437,040
Secom Co. Ltd. 20,600 1,175,135
Toppan, Inc. 24,900 367,599
1,979,774
Construction & Engineering 0.1%
Kajima Corp. 40,900 475,773
Obayashi Corp. 60,900 460,417
Shimizu Corp. 54,300 289,283
Taisei Corp. 17,800 573,426
1,798,899
Diversified Financial Services 0.2%
Mitsubishi HC Capital, Inc. 64,900 319,716
ORIX Corp. 113,100 1,823,716
2,143,432
Common Stocks
Shares Value ($)
JAPAN
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 112,556 3,212,807
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 56,500 584,677
Kansai Electric Power Co.,
Inc. (The) 62,000 601,839
Tokyo Electric Power Co.
Holdings, Inc.* 150,100 541,926
1,728,442
Electrical Equipment 0.3%
Fuji Electric Co. Ltd. 12,500 476,006
Mitsubishi Electric Corp. 182,700 1,808,564
Nidec Corp. 41,500 2,161,194
4,445,764
Electronic Equipment, Instruments & Components 1.2%
Azbil Corp. 10,200 258,289
Hamamatsu Photonics KK 13,800 663,835
Hirose Electric Co. Ltd. 2,894 362,005
Ibiden Co. Ltd. 11,100 404,376
Keyence Corp. 18,344 7,181,762
Kyocera Corp. 30,100 1,502,121
Murata Manufacturing Co.
Ltd. 53,800 2,699,108
Omron Corp. 18,200 887,677
Shimadzu Corp. 23,300 664,570
TDK Corp. 36,100 1,172,202
Yokogawa Electric Corp. 22,400 354,888
16,150,833
Entertainment 0.5%
Capcom Co. Ltd.(a) 15,100 484,277
Koei Tecmo Holdings Co.
Ltd. 11,120 200,421
Konami Group Corp. 9,200 418,346
Nexon Co. Ltd.(a) 45,400 1,012,717
Nintendo Co. Ltd. 105,000 4,396,939
Square Enix Holdings Co.
Ltd. 8,300 385,362
Toho Co. Ltd. 11,000 425,660
7,323,722
Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT
Investment Corp. 217 484,330
GLP J-REIT 419 482,063
Japan Metropolitan Fund
Invest 687 546,007
Japan Real Estate
Investment Corp. 123 538,708
Nippon Building Fund, Inc. 150 669,860
Nippon Prologis REIT, Inc. 202 473,079
Nomura Real Estate Master
Fund, Inc. 403 500,478
3,694,525
Food & Staples Retailing 0.4%
Aeon Co. Ltd. 60,900 1,281,928
Kobe Bussan Co. Ltd. 14,800 427,214
Seven & i Holdings Co. Ltd. 70,700 3,024,431

100 - Statement of Investments - December 31, 2022 - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Food & Staples Retailing
Welcia Holdings Co. Ltd. 9,300 216,630
4,950,203
Food Products 0.3%
Ajinomoto Co., Inc. 42,700 1,301,976
Kikkoman Corp. 14,300 755,886
MEIJI Holdings Co. Ltd. 10,980 563,829
Nisshin Seifun Group, Inc. 14,923 187,084
Nissin Foods Holdings Co.
Ltd. 5,800 459,212
Yakult Honsha Co. Ltd. 12,600 821,678
4,089,665
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 36,900 596,827
Tokyo Gas Co. Ltd. 35,200 691,991
1,288,818
Health Care Equipment & Supplies 0.6%
Asahi Intecc Co. Ltd. 20,000 329,595
Hoya Corp. 33,800 3,270,326
Olympus Corp. 114,100 2,016,797
Sysmex Corp. 15,400 938,019
Terumo Corp. 61,100 1,727,838
8,282,575
Health Care Technology 0.1%
M3, Inc. 43,400 1,182,265
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd.(a) 8,026 305,382
Oriental Land Co. Ltd. 19,200 2,797,195
3,102,577
Household Durables 1.0%
Iida Group Holdings Co. Ltd. 13,000 196,499
Open House Group Co. Ltd. 8,000 290,178
Panasonic Holdings Corp. 209,400 1,753,569
Sekisui Chemical Co. Ltd. 36,400 506,509
Sekisui House Ltd. 56,700 1,002,795
Sharp Corp.(a) 22,900 164,826
Sony Group Corp. 119,500 9,112,581
13,026,957
Household Products 0.1%
Unicharm Corp. 37,800 1,449,528
Industrial Conglomerates 0.4%
Hitachi Ltd. 91,000 4,579,561
Toshiba Corp. 36,300 1,272,415
5,851,976
Insurance 0.8%
Dai-ichi Life Holdings, Inc. 92,500 2,100,536
Japan Post Holdings Co. Ltd. 223,800 1,886,759
Japan Post Insurance Co.
Ltd. 19,600 344,939
MS&AD Insurance Group
Holdings, Inc. 41,541 1,329,562
Sompo Holdings, Inc. 29,050 1,289,900
T&D Holdings, Inc. 50,800 731,147
Tokio Marine Holdings, Inc. 173,800 3,720,462
11,403,305
Interactive Media & Services 0.1%
Kakaku.com, Inc. 12,400 199,441
Common Stocks
Shares Value ($)
JAPAN
Interactive Media & Services
Z Holdings Corp. 261,300 660,588
860,029
Internet & Direct Marketing Retail 0.1%
Rakuten Group, Inc.*(a) 85,700 388,970
ZOZO, Inc. 12,300 305,387
694,357
IT Services 0.6%
Fujitsu Ltd. 18,700 2,476,405
GMO Payment Gateway, Inc.
(a) 4,100 340,911
Itochu Techno-Solutions
Corp. 8,700 203,768
NEC Corp. 24,100 843,197
Nomura Research Institute
Ltd. 33,015 784,848
NTT Data Corp. 62,000 912,295
Obic Co. Ltd. 6,400 946,183
Otsuka Corp. 11,200 354,442
SCSK Corp. 12,600 190,183
TIS, Inc. 22,200 588,441
7,640,673
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 19,600 1,229,146
Shimano, Inc.(a) 6,700 1,067,497
Yamaha Corp. 13,800 509,126
2,805,769
Machinery 1.0%
Daifuku Co. Ltd. 9,800 461,202
FANUC Corp. 17,900 2,671,430
Hitachi Construction
Machinery Co. Ltd. 10,200 229,861
Hoshizaki Corp.(a) 9,400 330,972
Komatsu Ltd. 87,800 1,904,836
Kubota Corp.(a) 95,400 1,314,167
Kurita Water Industries Ltd.
(a) 9,600 398,519
Makita Corp. 22,000 515,104
MINEBEA MITSUMI, Inc. 35,700 535,795
MISUMI Group, Inc. 25,100 550,208
Mitsubishi Heavy Industries
Ltd. 31,400 1,242,600
NGK Insulators Ltd. 22,400 285,681
SMC Corp. 5,400 2,285,440
Toyota Industries Corp. 14,400 785,101
Yaskawa Electric Corp. 23,600 759,274
14,270,190
Marine 0.1%
Mitsui OSK Lines Ltd.(a) 33,800 847,037
Nippon Yusen KK(a) 44,400 1,051,851
1,898,888
Media 0.1%
CyberAgent, Inc. 40,700 362,010
Dentsu Group, Inc.(a) 19,101 603,016
Hakuhodo DY Holdings, Inc. 24,000 243,084
1,208,110
Metals & Mining 0.2%
JFE Holdings, Inc. 48,300 560,821
Nippon Steel Corp. 75,344 1,311,811

NVIT International Index Fund - December 31, 2022 - Statement of Investments - 101
Common Stocks
Shares Value ($)
JAPAN
Metals & Mining
Sumitomo Metal Mining Co.
Ltd. 24,300 864,470
2,737,102
Multiline Retail 0.1%
Pan Pacific International
Holdings Corp. 37,400 694,275
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 280,639 955,544
Idemitsu Kosan Co. Ltd. 20,456 478,692
Inpex Corp.(a) 95,700 1,021,175
2,455,411
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 65,300 264,151
Personal Products 0.3%
Kao Corp.(a) 44,900 1,797,373
Kobayashi Pharmaceutical
Co. Ltd. 5,000 343,941
Kose Corp.(a) 3,300 358,506
Shiseido Co. Ltd. 37,600 1,852,952
4,352,772
Pharmaceuticals 1.4%
Astellas Pharma, Inc. 175,900 2,668,595
Chugai Pharmaceutical Co.
Ltd.(a) 63,300 1,608,461
Daiichi Sankyo Co. Ltd. 165,700 5,310,277
Eisai Co. Ltd. 23,700 1,552,323
Kyowa Kirin Co. Ltd. 26,500 609,610
Nippon Shinyaku Co. Ltd. 4,200 239,296
Ono Pharmaceutical Co. Ltd. 32,900 769,620
Otsuka Holdings Co. Ltd.(a) 36,300 1,181,785
Shionogi & Co. Ltd. 24,600 1,223,812
Takeda Pharmaceutical Co.
Ltd. 142,949 4,464,885
19,628,664
Professional Services 0.4%
Nihon M&A Center Holdings,
Inc. 29,500 365,914
Persol Holdings Co. Ltd. 16,500 350,407
Recruit Holdings Co. Ltd. 137,300 4,366,670
5,082,991
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd. 6,100 626,931
Daiwa House Industry Co.
Ltd. 56,000 1,284,970
Hulic Co. Ltd.(a) 37,300 293,557
Mitsubishi Estate Co. Ltd. 111,300 1,440,299
Mitsui Fudosan Co. Ltd. 85,300 1,558,341
Nomura Real Estate
Holdings, Inc. 10,300 220,200
Sumitomo Realty &
Development Co. Ltd. 30,400 715,802
6,140,100
Road & Rail 0.5%
Central Japan Railway Co. 13,600 1,673,107
East Japan Railway Co. 28,376 1,619,048
Hankyu Hanshin Holdings,
Inc. 20,200 600,539
Common Stocks
Shares Value ($)
JAPAN
Road & Rail
Keio Corp. 8,899 327,190
Keisei Electric Railway Co.
Ltd. 12,700 363,280
Kintetsu Group Holdings Co.
Ltd.(a) 16,900 560,169
Odakyu Electric Railway Co.
Ltd.(a) 29,000 377,981
Tobu Railway Co. Ltd. 17,000 398,039
Tokyu Corp. 52,200 657,447
West Japan Railway Co. 19,900 868,573
7,445,373
Semiconductors & Semiconductor Equipment 0.7%
Advantest Corp. 17,500 1,129,802
Disco Corp. 2,800 804,910
Lasertec Corp.(a) 7,000 1,162,717
Renesas Electronics Corp.* 107,300 969,724
Rohm Co. Ltd. 8,600 613,711
SUMCO Corp.(a) 34,400 460,292
Tokyo Electron Ltd. 14,100 4,188,595
9,329,751
Software 0.1%
Oracle Corp. Japan 3,100 201,699
Trend Micro, Inc.*(a) 13,100 612,586
814,285
Specialty Retail 0.4%
Fast Retailing Co. Ltd. 5,500 3,333,023
Hikari Tsushin, Inc.(a) 1,900 267,284
Nitori Holdings Co. Ltd. 7,300 946,753
USS Co. Ltd. 19,400 307,445
4,854,505
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 23,200 351,065
Canon, Inc.(a) 95,300 2,060,669
FUJIFILM Holdings Corp. 34,000 1,715,408
Ricoh Co. Ltd. 52,100 399,621
Seiko Epson Corp. 27,500 399,167
4,925,930
Tobacco 0.2%
Japan Tobacco, Inc.(a) 114,400 2,313,176
Trading Companies & Distributors 1.2%
ITOCHU Corp. 112,300 3,511,275
Marubeni Corp. 145,700 1,665,028
Mitsubishi Corp. 119,700 3,872,502
Mitsui & Co. Ltd. 136,800 3,977,773
MonotaRO Co. Ltd. 23,200 328,071
Sumitomo Corp. 106,400 1,764,338
Toyota Tsusho Corp. 20,900 766,135
15,885,122
Wireless Telecommunication Services 0.9%
KDDI Corp. 153,700 4,645,447
SoftBank Corp. 269,800 3,050,561
SoftBank Group Corp. 113,600 4,810,740
12,506,748
295,336,111
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 16,078 301,911

102 - Statement of Investments - December 31, 2022 - NVIT International Index Fund
Common Stocks
Shares Value ($)
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE 12,273 883,803
Metals & Mining 0.1%
ArcelorMittal SA(a) 51,769 1,353,548
2,237,351
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group
Ltd. 203,000 1,344,165
Sands China Ltd.* 238,700 790,805
2,134,970
NETHERLANDS 5.3%
Banks 0.4%
ABN AMRO Bank NV, CVA
Reg. S(b) 36,152 499,321
ING Groep NV 354,923 4,330,208
4,829,529
Beverages 0.2%
Heineken Holding NV 9,909 762,987
Heineken NV 24,693 2,319,947
3,082,934
Biotechnology 0.1%
Argenx SE* 5,067 1,909,364
Argenx SE* 164 61,567
1,970,931
Capital Markets 0.1%
Euronext NV Reg. S(b) 8,422 624,278
Chemicals 0.3%
Akzo Nobel NV 17,863 1,191,928
Koninklijke DSM NV 16,640 2,039,990
OCI NV 10,129 361,448
3,593,366
Diversified Financial Services 0.1%
EXOR NV* 10,613 774,717
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 302,975 937,393
Entertainment 0.1%
Universal Music Group NV 68,099 1,643,854
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 98,076 2,818,106
Food Products 0.0%
†
JDE Peet's NV 9,883 285,660
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV 86,879 1,303,988
Insurance 0.1%
Aegon NV 161,955 821,573
NN Group NV 25,771 1,052,522
1,874,095
IT Services 0.2%
Adyen NV Reg. S*(b) 2,042 2,825,754
Oil, Gas & Consumable Fuels 1.4%
Shell plc 686,866 19,519,164
Professional Services 0.2%
Randstad NV 11,753 717,719
Common Stocks
Shares Value ($)
NETHERLANDS
Professional Services
Wolters Kluwer NV 24,532 2,562,591
3,280,310
Semiconductors & Semiconductor Equipment 1.6%
ASM International NV 4,603 1,165,300
ASML Holding NV 38,418 20,795,786
21,961,086
Trading Companies & Distributors 0.1%
IMCD NV 5,601 800,023
72,125,188
NEW ZEALAND 0.2%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 183,960 630,557
Electric Utilities 0.0%
†
Mercury NZ Ltd. 61,413 216,750
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 56,742 807,652
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 126,676 418,675
Software 0.1%
Xero Ltd.*(a) 13,229 631,493
Transportation Infrastructure 0.0%
†
Auckland International Airport
Ltd.* 109,506 544,030
3,249,157
NORWAY 0.7%
Aerospace & Defense 0.0%
†
Kongsberg Gruppen ASA 7,983 338,808
Banks 0.1%
DNB Bank ASA 87,972 1,741,682
Diversified Telecommunication Services 0.1%
Telenor ASA 68,777 642,978
Food Products 0.1%
Mowi ASA 36,422 621,849
Orkla ASA 73,824 533,374
Salmar ASA 6,472 254,494
1,409,717
Insurance 0.0%
†
Gjensidige Forsikring ASA 19,658 385,763
Metals & Mining 0.1%
Norsk Hydro ASA 122,903 920,484
Oil, Gas & Consumable Fuels 0.3%
Aker BP ASA 29,104 907,204
Equinor ASA 90,310 3,239,274
4,146,478
9,585,910
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 259,329 1,291,925

NVIT International Index Fund - December 31, 2022 - Statement of Investments - 103
Common Stocks
Shares Value ($)
PORTUGAL
Food & Staples Retailing 0.0%
†
Jeronimo Martins SGPS SA 27,834 601,854
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA
,
Class B
49,186 665,558
2,559,337
SINGAPORE 1.6%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 153,500 384,176
Airlines 0.1%
Singapore Airlines Ltd. 131,714 542,797
Banks 0.7%
DBS Group Holdings Ltd. 169,700 4,296,196
Oversea-Chinese Banking
Corp. Ltd. 324,900 2,948,086
United Overseas Bank Ltd. 112,800 2,586,920
9,831,202
Capital Markets 0.0%
†
Singapore Exchange Ltd. 74,100 495,532
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 777,450 1,492,590
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 27,200 346,774
Entertainment 0.1%
Sea Ltd., ADR*(a) 34,019 1,770,009
Equity Real Estate Investment Trusts (REITs) 0.2%
CapitaLand Ascendas REIT 296,207 606,451
CapitaLand Integrated
Commercial Trust 475,670 725,292
Mapletree Logistics Trust 321,704 382,290
Mapletree Pan Asia
Commercial Trust 227,800 284,282
1,998,315
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 594,396 424,181
Industrial Conglomerates 0.1%
Jardine Cycle & Carriage Ltd. 9,600 205,109
Keppel Corp. Ltd. 143,200 776,803
981,912
Real Estate Management & Development 0.1%
Capitaland Investment Ltd. 255,697 707,126
City Developments Ltd. 40,200 246,169
UOL Group Ltd. 47,500 238,538
1,191,833
Road & Rail 0.0%
†
Grab Holdings Ltd.
, Class
A
*(a) 127,610 410,904
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 63,451 2,255,683
22,125,908
Common Stocks
Shares Value ($)
SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Anglo American plc 119,606 4,678,111
SOUTH KOREA 0.1%
Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S*(b) 16,044 768,627
SPAIN 2.4%
Banks 0.7%
Banco Bilbao Vizcaya
Argentaria SA 578,025 3,490,566
Banco Santander SA 1,578,792 4,728,223
CaixaBank SA 416,201 1,633,707
9,852,496
Biotechnology 0.0%
†
Grifols SA*(a) 26,811 310,905
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA(a) 20,216 579,238
Ferrovial SA 45,686 1,195,117
1,774,355
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 51,581 1,715,359
Telefonica SA 496,970 1,799,864
3,515,223
Electric Utilities 0.6%
Acciona SA 2,355 433,141
Endesa SA 27,635 521,458
Iberdrola SA 575,355 6,730,217
Red Electrica Corp. SA 39,887 692,871
8,377,687
Gas Utilities 0.0%
†
Enagas SA(a) 23,894 397,265
Naturgy Energy Group SA 13,320 346,480
743,745
Independent Power and Renewable Electricity Producers
0.1%
Corp. ACCIONA Energias
Renovables SA 6,402 247,423
EDP Renovaveis SA 25,334 560,031
807,454
IT Services 0.2%
Amadeus IT Group SA* 42,856 2,210,087
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 129,103 2,058,071
Specialty Retail 0.2%
Industria de Diseno Textil SA 102,004 2,716,179
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 7,372 928,434
33,294,636
SWEDEN 3.0%
Automobiles 0.0%
†
Volvo Car AB
, Class B
*(a) 52,647 240,528
Banks 0.3%
Skandinaviska Enskilda
Banken AB
, Class A
153,885 1,770,947

104 - Statement of Investments - December 31, 2022 - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Banks
Svenska Handelsbanken AB
,
Class A
143,366 1,442,590
Swedbank AB
, Class A
85,055 1,444,976
4,658,513
Biotechnology 0.0%
†
Swedish Orphan Biovitrum
AB* 15,383 317,826
Building Products 0.3%
Assa Abloy AB
, Class B
95,505 2,054,878
Nibe Industrier AB
, Class B
141,607 1,324,169
3,379,047
Capital Markets 0.1%
EQT AB(a) 29,305 624,559
Commercial Services & Supplies 0.0%
†
Securitas AB
, Class B
48,153 400,851
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson
, Class B
274,858 1,609,670
Construction & Engineering 0.0%
†
Skanska AB
, Class B
33,439 530,788
Diversified Financial Services 0.4%
Industrivarden AB
, Class A
12,817 312,415
Industrivarden AB
, Class C
14,453 351,658
Investor AB
, Class A
(a) 45,358 845,729
Investor AB
, Class B
171,534 3,111,160
Kinnevik AB
, Class B
* 22,788 314,578
L E Lundbergforetagen AB
,
Class B
7,314 311,776
5,247,316
Diversified Telecommunication Services 0.0%
†
Telia Co. AB 234,891 601,159
Electronic Equipment, Instruments & Components 0.1%
Hexagon AB
, Class B
185,264 1,947,451
Entertainment 0.0%
†
Embracer Group AB*(a) 64,961 293,650
Health Care Equipment & Supplies 0.0%
†
Getinge AB
, Class B
21,456 446,779
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 17,244 1,684,115
Household Durables 0.0%
†
Electrolux AB
, Class B
(a) 20,317 274,977
Household Products 0.1%
Essity AB
, Class B
56,896 1,493,403
Industrial Conglomerates 0.1%
Investment AB Latour
, Class B
13,357 253,571
Lifco AB
, Class B
22,913 381,396
634,967
Machinery 1.0%
Alfa Laval AB 26,089 754,932
Atlas Copco AB
, Class A
252,698 2,991,782
Atlas Copco AB
, Class B
147,171 1,572,427
Epiroc AB
, Class A
61,092 1,116,415
Epiroc AB
, Class B
34,185 551,019
Common Stocks
Shares Value ($)
SWEDEN
Machinery
Husqvarna AB
, Class B
37,249 262,452
Indutrade AB 26,094 530,254
Sandvik AB 101,083 1,825,077
SKF AB
, Class B
(a) 37,680 576,624
Volvo AB
, Class A
19,682 374,680
Volvo AB
, Class B
144,574 2,617,752
13,173,414
Metals & Mining 0.1%
Boliden AB 24,982 939,438
Paper & Forest Products 0.1%
Holmen AB
, Class B
8,736 347,550
Svenska Cellulosa AB SCA
,
Class B
59,552 752,995
1,100,545
Real Estate Management & Development 0.1%
Fastighets AB Balder
, Class B
* 52,175 244,158
Sagax AB
, Class B
18,146 413,287
657,445
Specialty Retail 0.1%
H & M Hennes & Mauritz AB
,
Class B
(a) 71,785 774,891
Wireless Telecommunication Services 0.0%
†
Tele2 AB
, Class B
54,761 446,199
41,477,531
SWITZERLAND 5.8%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered)(a) 2,929 281,311
Building Products 0.1%
Geberit AG (Registered) 3,377 1,599,146
Capital Markets 0.7%
Credit Suisse Group AG
(Registered)(a) 314,310 944,333
Julius Baer Group Ltd. 20,527 1,193,152
Partners Group Holding AG 2,167 1,926,225
UBS Group AG (Registered) 317,467 5,917,453
9,981,163
Chemicals 0.5%
Clariant AG (Registered)* 21,207 337,475
EMS-Chemie Holding AG
(Registered) 666 450,140
Givaudan SA (Registered) 864 2,634,105
Sika AG (Registered) 13,809 3,331,965
6,753,685
Containers & Packaging 0.1%
SIG Group AG* 26,973 591,164
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 2,422 1,325,611
Electric Utilities 0.0%
†
BKW AG 2,053 280,126
Electrical Equipment 0.3%
ABB Ltd. (Registered) 148,323 4,517,589

NVIT International Index Fund - December 31, 2022 - Statement of Investments - 105
Common Stocks
Shares Value ($)
SWITZERLAND
Food Products 0.2%
Barry Callebaut AG
(Registered) 351 695,417
Chocoladefabriken Lindt &
Spruengli AG 99 1,008,862
Chocoladefabriken Lindt &
Spruengli AG (Registered) 10 1,029,919
2,734,198
Health Care Equipment & Supplies 0.4%
Alcon, Inc. 47,103 3,235,245
Sonova Holding AG
(Registered) 5,010 1,192,065
Straumann Holding AG
(Registered) 10,971 1,242,391
5,669,701
Insurance 0.7%
Baloise Holding AG
(Registered) 4,502 695,419
Swiss Life Holding AG
(Registered) 2,968 1,532,120
Zurich Insurance Group AG 14,200 6,785,830
9,013,369
Life Sciences Tools & Services 0.3%
Bachem Holding AG
, Class
B
(a) 2,947 257,030
Lonza Group AG
(Registered) 7,035 3,462,471
3,719,501
Machinery 0.1%
Schindler Holding AG 4,002 751,451
Schindler Holding AG
(Registered) 2,182 391,923
VAT Group AG Reg. S(b) 2,654 730,954
1,874,328
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 5,341 1,241,162
Pharmaceuticals 1.4%
Novartis AG (Registered) 204,316 18,507,211
Professional Services 0.1%
Adecco Group AG
(Registered) 15,443 507,835
SGS SA (Registered) 598 1,384,561
1,892,396
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 6,753 586,370
Software 0.0%
†
Temenos AG (Registered) 6,246 345,029
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 15,846 983,517
Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont
SA (Registered) 49,186 6,364,946
Swatch Group AG (The) 2,844 807,400
Common Stocks
Shares Value ($)
SWITZERLAND
Textiles, Apparel & Luxury Goods
Swatch Group AG (The)
(Registered) 4,684 244,315
7,416,661
79,313,238
UNITED ARAB EMIRATES 0.0%
†
Health Care Providers & Services 0.0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 11.7%
Aerospace & Defense 0.3%
BAE Systems plc 295,981 3,059,020
Rolls-Royce Holdings plc* 822,460 920,819
3,979,839
Banks 1.6%
Barclays plc 1,520,317 2,922,942
HSBC Holdings plc 1,888,034 11,774,666
Lloyds Banking Group plc 6,448,666 3,541,175
NatWest Group plc 503,802 1,608,205
Standard Chartered plc 237,824 1,785,041
21,632,029
Beverages 0.8%
Coca-Cola Europacific
Partners plc(a) 18,878 1,044,331
Diageo plc 215,089 9,498,176
10,542,507
Capital Markets 0.4%
3i Group plc 91,476 1,485,267
abrdn plc 205,090 467,145
Hargreaves Lansdown plc 34,332 355,817
London Stock Exchange
Group plc 30,899 2,666,090
Schroders plc 65,137 342,404
St James's Place plc 53,430 707,525
6,024,248
Chemicals 0.1%
Croda International plc 12,886 1,029,829
Johnson Matthey plc 17,921 461,345
1,491,174
Commercial Services & Supplies 0.1%
Rentokil Initial plc 235,845 1,449,571
Diversified Financial Services 0.0%
†
M&G plc 221,626 503,764
Diversified Telecommunication Services 0.1%
BT Group plc 683,015 927,426
Electric Utilities 0.2%
SSE plc 101,618 2,095,963
Electronic Equipment, Instruments & Components 0.1%
Halma plc 34,681 828,689
Equity Real Estate Investment Trusts (REITs) 0.1%
British Land Co. plc (The) 84,330 403,231
Land Securities Group plc 67,035 504,162
Segro plc 111,719 1,032,789
1,940,182
Food & Staples Retailing 0.2%
J Sainsbury plc 172,410 452,578
Ocado Group plc*(a) 52,554 395,478

106 - Statement of Investments - December 31, 2022 - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Food & Staples Retailing
Tesco plc 717,324 1,944,856
2,792,912
Food Products 0.0%
†
Associated British Foods plc 35,017 667,127
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 80,361 1,073,604
Hotels, Restaurants & Leisure 0.5%
Compass Group plc 166,338 3,843,564
Entain plc 57,824 927,131
InterContinental Hotels
Group plc 16,909 973,260
Whitbread plc 19,857 617,735
6,361,690
Household Durables 0.1%
Barratt Developments plc 100,508 482,628
Berkeley Group Holdings plc 9,492 432,184
Persimmon plc 30,403 448,783
Taylor Wimpey plc 350,281 431,799
1,795,394
Household Products 0.3%
Reckitt Benckiser Group plc 68,276 4,749,895
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 251,516 1,509,934
DCC plc 9,696 478,656
Melrose Industries plc 386,036 627,584
Smiths Group plc 33,256 641,156
3,257,330
Insurance 0.3%
Admiral Group plc 17,686 457,101
Aviva plc 265,269 1,413,922
Legal & General Group plc 564,630 1,705,265
Phoenix Group Holdings plc 73,686 542,654
4,118,942
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 81,970 511,516
Internet & Direct Marketing Retail 0.0%
†
Just Eat Takeaway.com NV
Reg. S*(b) 15,662 333,511
Machinery 0.2%
CNH Industrial NV 96,271 1,546,128
Spirax-Sarco Engineering plc 6,752 867,569
2,413,697
Media 0.2%
Informa plc 134,618 1,009,274
Pearson plc 65,864 746,566
WPP plc 100,686 999,595
2,755,435
Multiline Retail 0.1%
Next plc 11,850 834,366
Multi-Utilities 0.3%
National Grid plc 347,171 4,170,002
Oil, Gas & Consumable Fuels 0.8%
BP plc 1,778,328 10,341,394
Common Stocks
Shares Value ($)
UNITED KINGDOM
Personal Products 0.9%
Unilever plc 240,668 12,092,550
Pharmaceuticals 1.5%
AstraZeneca plc 146,509 19,883,521
Professional Services 0.6%
Experian plc 86,527 2,945,688
Intertek Group plc 15,863 774,239
RELX plc 181,654 5,013,481
8,733,408
Software 0.1%
AVEVA Group plc 11,759 456,725
Sage Group plc (The) 92,632 831,916
1,288,641
Specialty Retail 0.1%
JD Sports Fashion plc 253,499 386,959
Kingfisher plc 172,677 494,188
881,147
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 36,305 887,114
Tobacco 0.8%
British American Tobacco plc 202,863 8,048,531
Imperial Brands plc 85,937 2,147,099
10,195,630
Trading Companies & Distributors 0.2%
Ashtead Group plc 41,201 2,353,677
Bunzl plc 31,146 1,039,570
3,393,247
Water Utilities 0.1%
Severn Trent plc 24,602 788,978
United Utilities Group plc 67,024 803,715
1,592,693
Wireless Telecommunication Services 0.2%
Vodafone Group plc 2,497,156 2,531,294
159,071,452
UNITED STATES 6.5%
Automobiles 0.2%
Stellantis NV 206,723 2,929,746
Biotechnology 0.7%
CSL Ltd. 45,547 8,881,245
Construction Materials 0.2%
Holcim AG* 51,853 2,673,912
James Hardie Industries plc
CHDI 40,239 720,709
3,394,621
Electrical Equipment 0.5%
Schneider Electric SE 51,395 7,228,167
Energy Equipment & Services 0.1%
Tenaris SA 46,414 814,544
Food Products 2.2%
Nestle SA (Registered) 260,020 30,028,536
Insurance 0.2%
Swiss Re AG 28,783 2,700,128
IT Services 0.1%
Computershare Ltd. 53,407 952,775

NVIT International Index Fund - December 31, 2022 - Statement of Investments - 107
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services 0.1%
QIAGEN NV* 20,923 1,053,024
Personal Products 0.1%
Haleon plc* 478,811 1,915,188
Pharmaceuticals 2.1%
GSK plc 383,784 6,673,929
Roche Holding AG 69,029 21,885,397
28,559,326
Software 0.0%
†
CyberArk Software Ltd.* 4,002 518,859
88,976,159
Total Common Stocks
(cost $981,563,626) 1,349,483,393
Repurchase Agreements 0.8%
Principal
Amount ($)
Cantor Fitzgerald &
Co., 4.30%, dated
12/30/2022, due
1/3/2023, repurchase
price $2,208,847,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$2,251,948.(c)(d) 2,207,792 2,207,792
Credit Suisse AG, 4.27%,
dated 12/30/2022, due
1/3/2023, repurchase
price $1,000,475,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037;
total market value
$1,020,485.(c)(d) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase
price $7,003,345,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 1/12/2023 -
2/15/2051; total market
value $7,143,710.(c)(d) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $10,207,792) 10,207,792
Total Investments
(cost $991,771,418) — 100.0% 1,359,691,185
Liabilities in excess of other assets — 0.0% (201,460)
NET ASSETS — 100.0%
$ 1,359,489,725

108 - Statement of Investments - December 31, 2022 - NVIT International Index Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $40,164,390, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $10,207,792 and by
$31,889,247 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.25%, and maturity dates ranging from 1/19/2023 –
2/15/2052, a total value of $42,097,039.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $19,728,815 which represents 1.45% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$10,207,792.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 52 3/2023 EUR 2,106,860 (2,757)
FTSE 100 Index 23 3/2023 GBP 2,075,985 341
Nikkei 225 Index 20 3/2023 JPY 1,980,722 (9,811)
SPI 200 Index 9 3/2023 AUD 1,071,113 (3,444)
Net contracts (15,671)
As of December 31, 2022, the Fund had $456,476 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

NVIT Mid Cap Index Fund - December 31, 2022 - Statement of Investments - 109
Common Stocks 99 .0%
Shares Value ($)
Aerospace & Defense 1 .5%
Axon Enterprise, Inc.*(a) 34,810 5,776,023
Curtiss-Wright Corp.(a) 19,627 3,277,513
Hexcel Corp.(a) 42,936 2,526,784
Mercury Systems, Inc.*(a) 29,475 1,318,711
Woodward, Inc.(a) 31,057 3,000,417
15,899,448
Air Freight & Logistics 0 .2%
GXO Logistics, Inc.*(a) 61,095 2,608,146
Airlines 0 .1%
JetBlue Airways Corp.* 164,877 1,068,403
Auto Components 1 .4%
Adient plc*(a) 48,834 1,694,052
Dana, Inc. 65,715 994,268
Fox Factory Holding Corp.*(a) 21,515 1,962,813
Gentex Corp. 120,287 3,280,227
Goodyear Tire & Rubber Co.
(The)*(a) 143,628 1,457,824
Lear Corp. 30,367 3,766,115
Visteon Corp.* 14,587 1,908,417
15,063,716
Automobiles 0 .5%
Harley-Davidson, Inc. 68,566 2,852,345
Thor Industries, Inc.(a) 28,087 2,120,288
4,972,633
Banks 7 .1%
Associated Banc-Corp. 77,933 1,799,473
Bank of Hawaii Corp.(a) 20,697 1,605,259
Bank OZK 57,281 2,294,677
Cadence Bank(a) 93,339 2,301,740
Cathay General Bancorp 38,190 1,557,770
Commerce Bancshares, Inc.
(a) 58,596 3,988,633
Cullen/Frost Bankers, Inc. 33,107 4,426,406
East West Bancorp, Inc. 72,653 4,787,833
First Financial Bankshares,
Inc.(a) 66,629 2,292,038
First Horizon Corp. 276,296 6,769,252
FNB Corp.(a) 181,064 2,362,885
Fulton Financial Corp.(a) 85,598 1,440,614
Glacier Bancorp, Inc.(a) 57,230 2,828,307
Hancock Whitney Corp. 43,977 2,128,047
Home BancShares, Inc.(a) 97,509 2,222,230
International Bancshares
Corp.(a) 27,064 1,238,449
Old National Bancorp(a) 149,695 2,691,516
PacWest Bancorp 60,371 1,385,514
Pinnacle Financial Partners,
Inc. 39,075 2,868,105
Prosperity Bancshares, Inc. 47,046 3,419,303
Synovus Financial Corp. 74,367 2,792,481
Texas Capital Bancshares,
Inc.* 25,750 1,552,983
UMB Financial Corp. 22,193 1,853,559
Umpqua Holdings Corp. 112,459 2,007,393
United Bankshares, Inc.(a) 69,222 2,802,799
Valley National Bancorp(a) 217,207 2,456,611
Washington Federal, Inc. 33,335 1,118,389
Webster Financial Corp.(a) 90,014 4,261,263
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 31,385 2,652,660
75,906,189
Beverages 0 .5%
Boston Beer Co., Inc. (The),
Class A*(a) 4,872 1,605,421
Celsius Holdings, Inc.*(a) 20,649 2,148,322
Coca-Cola Consolidated, Inc. 2,338 1,197,898
4,951,641
Biotechnology 2 .0%
Arrowhead Pharmaceuticals,
Inc.*(a) 53,749 2,180,059
Exelixis, Inc.* 166,342 2,668,126
Halozyme Therapeutics,
Inc.*(a) 69,620 3,961,378
Neurocrine Biosciences,
Inc.*(a) 49,499 5,912,161
United Therapeutics Corp.* 23,467 6,525,938
21,247,662
Building Products 2 .6%
Builders FirstSource, Inc.*(a) 75,780 4,916,606
Carlisle Cos., Inc. 26,628 6,274,888
Fortune Brands Innovations,
Inc. 65,818 3,758,866
Lennox International, Inc. 16,625 3,977,199
Owens Corning 48,120 4,104,636
Simpson Manufacturing Co.,
Inc. 22,193 1,967,631
Trex Co., Inc.* 56,841 2,406,080
27,405,906
Capital Markets 2 .0%
Affiliated Managers Group, Inc. 19,689 3,119,328
Evercore, Inc., Class A(a) 18,564 2,024,961
Federated Hermes, Inc., Class
B 43,614 1,583,624
Interactive Brokers Group,
Inc., Class A 53,044 3,837,733
Janus Henderson Group plc(a) 68,403 1,608,839
Jefferies Financial Group, Inc. 95,091 3,259,720
SEI Investments Co.(a) 52,632 3,068,446
Stifel Financial Corp. 54,798 3,198,559
21,701,210
Chemicals 2 .6%
Ashland, Inc. 25,676 2,760,940
Avient Corp. 44,029 1,486,419
Cabot Corp.(a) 28,686 1,917,372
Chemours Co. (The) 79,020 2,419,592
Ingevity Corp.* 18,422 1,297,646
NewMarket Corp. 3,528 1,097,596
Olin Corp. 65,584 3,472,017
RPM International, Inc. 66,472 6,477,696
Scotts Miracle-Gro Co. (The)
(a) 20,839 1,012,567
Sensient Technologies Corp.
(a) 21,503 1,567,999
Valvoline, Inc. 90,326 2,949,144
Westlake Corp. 17,812 1,826,443
28,285,431

110 - Statement of Investments - December 31, 2022 - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies 1 .5%
Brink's Co. (The) 24,217 1,300,695
Clean Harbors, Inc.* 25,724 2,935,623
IAA, Inc.* 68,312 2,732,480
MSA Safety, Inc. 18,929 2,729,373
Stericycle, Inc.*(a) 47,107 2,350,168
Tetra Tech, Inc. 27,289 3,962,090
16,010,429
Communications Equipment 0 .8%
Calix, Inc.*(a) 29,271 2,003,014
Ciena Corp.*(a) 76,455 3,897,676
Lumentum Holdings, Inc.*(a) 35,098 1,831,063
Viasat, Inc.*(a) 38,317 1,212,733
8,944,486
Construction & Engineering 2 .2%
AECOM 71,905 6,106,892
Dycom Industries, Inc.*(a) 15,279 1,430,114
EMCOR Group, Inc. 24,537 3,634,175
Fluor Corp.*(a) 72,678 2,519,020
MasTec, Inc.*(a) 30,112 2,569,457
MDU Resources Group, Inc. 103,959 3,154,116
Valmont Industries, Inc.(a) 10,926 3,612,900
23,026,674
Construction Materials 0 .2%
Eagle Materials, Inc.(a) 18,971 2,520,297
Consumer Finance 0 .4%
FirstCash Holdings, Inc. 19,624 1,705,522
Navient Corp. 57,000 937,650
SLM Corp. 127,637 2,118,774
4,761,946
Containers & Packaging 0 .9%
AptarGroup, Inc.(a) 33,416 3,675,092
Greif, Inc., Class A 13,718 919,929
Silgan Holdings, Inc. 43,144 2,236,585
Sonoco Products Co.(a) 49,833 3,025,361
9,856,967
Diversified Consumer Services 1 .1%
Graham Holdings Co., Class B 1,990 1,202,378
Grand Canyon Education,
Inc.* 15,792 1,668,583
H&R Block, Inc. 80,049 2,922,589
Service Corp. International 79,194 5,475,473
11,269,023
Diversified Financial Services 0 .3%
Voya Financial, Inc.(a) 50,049 3,077,513
Diversified Telecommunication Services 0 .6%
Frontier Communications
Parent, Inc.*(a) 113,925 2,902,809
Iridium Communications, Inc.* 64,921 3,336,939
6,239,748
Electric Utilities 1 .5%
ALLETE, Inc. 29,477 1,901,561
Hawaiian Electric Industries,
Inc. 55,959 2,341,884
IDACORP, Inc.(a) 25,934 2,796,982
OGE Energy Corp.(a) 103,258 4,083,854
PNM Resources, Inc. 44,208 2,156,909
Common Stocks
Shares Value ($)
Electric Utilities
Portland General Electric
Co.(a) 45,966 2,252,334
15,533,524
Electrical Equipment 2 .1%
Acuity Brands, Inc. 16,704 2,766,349
EnerSys 20,942 1,546,357
Hubbell, Inc. 27,653 6,489,606
nVent Electric plc 86,045 3,310,151
Regal Rexnord Corp.(a) 34,007 4,080,160
SunPower Corp.*(a) 43,043 776,065
Sunrun, Inc.* 109,726 2,635,619
Vicor Corp.* 11,290 606,838
22,211,145
Electronic Equipment, Instruments & Components 3 .1%
Arrow Electronics, Inc.* 31,670 3,311,732
Avnet, Inc. 47,121 1,959,291
Belden, Inc. 22,418 1,611,854
Cognex Corp. 88,718 4,179,505
Coherent Corp.*(a) 71,411 2,506,526
IPG Photonics Corp.* 17,068 1,615,828
Jabil, Inc.(a) 69,325 4,727,965
Littelfuse, Inc.(a) 12,671 2,790,154
National Instruments Corp.(a) 67,651 2,496,322
Novanta, Inc.* 18,378 2,497,019
TD SYNNEX Corp. 21,637 2,049,240
Vishay Intertechnology, Inc. 67,309 1,451,855
Vontier Corp. 81,352 1,572,534
32,769,825
Energy Equipment & Services 0 .7%
ChampionX Corp. 103,643 3,004,611
NOV, Inc.(a) 200,971 4,198,284
7,202,895
Entertainment 0 .1%
World Wrestling Entertainment,
Inc., Class A(a) 22,403 1,535,054
Equity Real Estate Investment Trusts (REITs) 7 .7%
Apartment Income REIT Corp. 77,197 2,648,629
Brixmor Property Group, Inc. 153,353 3,476,513
Corporate Office Properties
Trust(a) 57,506 1,491,706
Cousins Properties, Inc. 77,806 1,967,714
CubeSmart(a) 115,632 4,654,188
Douglas Emmett, Inc. 89,427 1,402,215
EastGroup Properties, Inc. 22,476 3,327,797
EPR Properties(a) 38,287 1,444,186
First Industrial Realty Trust,
Inc. 67,560 3,260,446
Healthcare Realty Trust, Inc.
(a) 196,262 3,781,969
Highwoods Properties, Inc. 54,203 1,516,600
Independence Realty Trust,
Inc.(a) 115,890 1,953,905
JBG SMITH Properties(a) 51,260 972,915
Kilroy Realty Corp. 54,177 2,095,025
Kite Realty Group Trust(a) 112,081 2,359,305
Lamar Advertising Co., Class A 44,931 4,241,486
Life Storage, Inc. 43,765 4,310,852
Macerich Co. (The) 110,843 1,248,092

NVIT Mid Cap Index Fund - December 31, 2022 - Statement of Investments - 111
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Medical Properties Trust, Inc.
(a) 306,693 3,416,560
National Retail Properties, Inc. 92,028 4,211,201
National Storage Affiliates
Trust 44,112 1,593,325
Omega Healthcare Investors,
Inc.(a) 120,751 3,374,990
Park Hotels & Resorts, Inc. 115,810 1,365,400
Pebblebrook Hotel Trust(a) 66,921 896,072
Physicians Realty Trust(a) 118,382 1,712,988
PotlatchDeltic Corp. 41,362 1,819,514
Rayonier, Inc. 75,611 2,492,139
Rexford Industrial Realty, Inc.
(a) 94,479 5,162,333
Sabra Health Care REIT, Inc. 117,821 1,464,515
SL Green Realty Corp.(a) 32,992 1,112,490
Spirit Realty Capital, Inc. 71,910 2,871,366
STORE Capital Corp. 136,951 4,390,649
82,037,085
Food & Staples Retailing 1 .6%
BJ's Wholesale Club Holdings,
Inc.* 69,209 4,578,867
Casey's General Stores, Inc. 19,193 4,305,950
Grocery Outlet Holding Corp.* 44,780 1,307,128
Performance Food Group Co.* 80,155 4,680,251
Sprouts Farmers Market,
Inc.*(a) 55,347 1,791,582
16,663,778
Food Products 1 .5%
Darling Ingredients, Inc.* 82,668 5,174,190
Flowers Foods, Inc. 98,471 2,830,056
Ingredion, Inc. 33,805 3,310,524
Lancaster Colony Corp. 10,172 2,006,936
Pilgrim's Pride Corp.* 23,394 555,140
Post Holdings, Inc.* 28,009 2,528,092
16,404,938
Gas Utilities 1 .4%
National Fuel Gas Co. 47,028 2,976,872
New Jersey Resources Corp.
(a) 49,557 2,459,018
ONE Gas, Inc. 27,952 2,116,525
Southwest Gas Holdings, Inc.
(a) 31,802 1,967,908
Spire, Inc.(a) 26,851 1,848,960
UGI Corp. 107,151 3,972,088
15,341,371
Health Care Equipment & Supplies 3 .5%
Enovis Corp.*(a) 24,268 1,298,823
Envista Holdings Corp.*(a) 83,388 2,807,674
Globus Medical, Inc., Class
A*(a) 39,713 2,949,485
Haemonetics Corp.*(a) 26,150 2,056,697
ICU Medical, Inc.* 10,378 1,634,327
Inari Medical, Inc.*(a) 24,750 1,573,110
Integra LifeSciences Holdings
Corp.* 37,394 2,096,682
Lantheus Holdings, Inc.*(a) 35,163 1,791,906
LivaNova plc* 27,682 1,537,458
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Masimo Corp.* 24,943 3,690,317
Neogen Corp.*(a) 111,995 1,705,684
Omnicell, Inc.* 22,787 1,148,921
Penumbra, Inc.*(a) 19,555 4,350,205
QuidelOrtho Corp.*(a) 27,619 2,366,120
Shockwave Medical, Inc.* 18,609 3,826,196
STAAR Surgical Co.*(a) 24,657 1,196,851
Tandem Diabetes Care,
Inc.*(a) 33,104 1,488,025
37,518,481
Health Care Providers & Services 2 .4%
Acadia Healthcare Co., Inc.*(a) 46,859 3,857,433
Amedisys, Inc.* 16,702 1,395,285
Chemed Corp. 7,618 3,888,456
Encompass Health Corp. 51,070 3,054,497
HealthEquity, Inc.* 43,548 2,684,299
LHC Group, Inc.* 15,995 2,586,231
Option Care Health, Inc.* 79,669 2,397,240
Patterson Cos., Inc. 43,914 1,230,909
Progyny, Inc.* 38,417 1,196,690
R1 RCM, Inc.*(a) 71,371 781,512
Tenet Healthcare Corp.* 55,904 2,727,556
25,800,108
Hotels, Restaurants & Leisure 2 .8%
Boyd Gaming Corp. 41,368 2,255,797
Choice Hotels International,
Inc.(a) 14,271 1,607,485
Churchill Downs, Inc.(a) 16,968 3,587,544
Cracker Barrel Old Country
Store, Inc.(a) 11,707 1,109,121
Light & Wonder, Inc.*(a) 48,586 2,847,140
Marriott Vacations Worldwide
Corp. 20,046 2,697,991
Papa John's International, Inc.
(a) 16,448 1,353,835
Penn Entertainment, Inc.*(a) 79,869 2,372,109
Texas Roadhouse, Inc. 34,174 3,108,125
Travel + Leisure Co. 43,176 1,571,606
Wendy's Co. (The)(a) 86,960 1,967,905
Wingstop, Inc.(a) 15,396 2,118,798
Wyndham Hotels & Resorts,
Inc. 46,147 3,290,743
29,888,199
Household Durables 1 .4%
Helen of Troy Ltd.* 12,306 1,364,859
KB Home 43,515 1,385,953
Leggett & Platt, Inc.(a) 67,536 2,176,685
Taylor Morrison Home Corp.,
Class A* 55,787 1,693,136
Tempur Sealy International,
Inc.(a) 88,692 3,044,796
Toll Brothers, Inc. 54,509 2,721,089
TopBuild Corp.*(a) 16,509 2,583,493
14,970,011
Household Products 0 .1%
Energizer Holdings, Inc.(a) 34,292 1,150,497

112 - Statement of Investments - December 31, 2022 - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
0 .2%
Ormat Technologies, Inc.(a) 25,081 2,169,005
Insurance 4 .0%
American Financial Group, Inc. 35,999 4,941,943
Brighthouse Financial, Inc.* 35,595 1,824,956
CNO Financial Group, Inc. 58,201 1,329,893
First American Financial Corp.
(a) 53,106 2,779,568
Hanover Insurance Group, Inc.
(The) 18,369 2,482,203
Kemper Corp.(a) 32,888 1,618,090
Kinsale Capital Group, Inc.(a) 11,018 2,881,427
Old Republic International
Corp. 146,942 3,548,649
Primerica, Inc.(a) 19,108 2,709,896
Reinsurance Group of
America, Inc. 34,309 4,874,966
RenaissanceRe Holdings Ltd. 22,564 4,156,966
RLI Corp. 20,654 2,711,251
Selective Insurance Group,
Inc.(a) 30,807 2,729,808
Unum Group 96,108 3,943,311
42,532,927
Interactive Media & Services 0 .3%
TripAdvisor, Inc.*(a) 53,092 954,594
Ziff Davis, Inc.* 24,307 1,922,684
2,877,278
IT Services 2 .1%
Concentrix Corp.(a) 22,000 2,929,520
Euronet Worldwide, Inc.* 24,311 2,294,472
ExlService Holdings, Inc.* 17,048 2,888,443
Genpact Ltd. 87,019 4,030,720
Kyndryl Holdings, Inc.*(a) 105,119 1,168,923
Maximus, Inc. 31,188 2,287,016
Western Union Co. (The) 197,242 2,716,023
WEX, Inc.*(a) 22,597 3,697,999
22,013,116
Leisure Products 1 .1%
Brunswick Corp.(a) 37,925 2,733,634
Mattel, Inc.* 181,506 3,238,067
Polaris, Inc.(a) 28,052 2,833,252
Topgolf Callaway Brands
Corp.*(a) 71,377 1,409,696
YETI Holdings, Inc.*(a) 44,252 1,828,050
12,042,699
Life Sciences Tools & Services 1 .4%
Azenta, Inc.*(a) 38,592 2,246,826
Bruker Corp.(a) 51,779 3,539,094
Medpace Holdings, Inc.* 12,971 2,755,170
Repligen Corp.*(a) 26,609 4,505,170
Sotera Health Co.*(a) 51,093 425,605
Syneos Health, Inc.* 52,507 1,925,957
15,397,822
Machinery 4 .7%
AGCO Corp. 31,925 4,427,678
Chart Industries, Inc.*(a) 21,548 2,482,976
Crane Holdings Co. 24,560 2,467,052
Common Stocks
Shares Value ($)
Machinery
Donaldson Co., Inc. 63,216 3,721,526
Esab Corp. 26,614 1,248,729
Flowserve Corp.(a) 66,748 2,047,829
Graco, Inc. 86,604 5,824,985
ITT, Inc. 42,283 3,429,151
Kennametal, Inc. 41,148 990,021
Lincoln Electric Holdings, Inc. 29,628 4,280,950
Middleby Corp. (The)*(a) 27,791 3,721,215
Oshkosh Corp. 33,732 2,974,825
Terex Corp. 34,922 1,491,868
Timken Co. (The) 34,400 2,431,048
Toro Co. (The) 53,550 6,061,860
Watts Water Technologies,
Inc., Class A 14,075 2,058,187
49,659,900
Marine 0 .2%
Kirby Corp.* 30,853 1,985,391
Media 1 .0%
Cable One, Inc.(a) 2,513 1,788,904
John Wiley & Sons, Inc., Class
A(a) 21,982 880,599
New York Times Co. (The),
Class A 84,537 2,744,071
Nexstar Media Group, Inc.(a) 19,416 3,398,382
TEGNA, Inc. 113,841 2,412,291
11,224,247
Metals & Mining 2 .5%
Alcoa Corp. 92,085 4,187,105
Cleveland-Cliffs, Inc.*(a) 264,610 4,262,867
Commercial Metals Co. 60,419 2,918,238
MP Materials Corp.*(a) 47,548 1,154,465
Reliance Steel & Aluminum
Co. 30,220 6,117,737
Royal Gold, Inc.(a) 33,599 3,787,279
United States Steel Corp.(a) 121,079 3,033,029
Worthington Industries, Inc.(a) 15,560 773,488
26,234,208
Mortgage Real Estate Investment Trusts (REITs) 0 .5%
Annaly Capital Management,
Inc.(a) 240,901 5,078,193
Multiline Retail 0 .6%
Kohl's Corp.(a) 60,056 1,516,414
Macy's, Inc. 139,531 2,881,315
Nordstrom, Inc.(a) 56,863 917,769
Ollie's Bargain Outlet
Holdings, Inc.*(a) 29,917 1,401,312
6,716,810
Multi-Utilities 0 .4%
Black Hills Corp.(a) 33,131 2,330,435
NorthWestern Corp. 29,750 1,765,365
4,095,800
Oil, Gas & Consumable Fuels 3 .2%
Antero Midstream Corp.(a) 172,937 1,865,990
Antero Resources Corp.*(a) 142,175 4,406,003
CNX Resources Corp.* 92,926 1,564,874
DT Midstream, Inc.(a) 49,935 2,759,408
Equitrans Midstream Corp. 223,168 1,495,226

NVIT Mid Cap Index Fund - December 31, 2022 - Statement of Investments - 113
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
HF Sinclair Corp. 69,248 3,593,279
Matador Resources Co. 57,594 3,296,680
Murphy Oil Corp.(a) 74,664 3,211,299
PBF Energy, Inc., Class A(a) 58,565 2,388,281
PDC Energy, Inc.(a) 47,445 3,011,809
Range Resources Corp. 124,417 3,112,913
Southwestern Energy Co.* 569,740 3,332,979
34,038,741
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp.(a) 36,915 2,185,368
Personal Products 0 .3%
BellRing Brands, Inc.*(a) 69,763 1,788,723
Coty, Inc., Class A*(a) 186,252 1,594,317
3,383,040
Pharmaceuticals 0 .7%
Jazz Pharmaceuticals plc* 32,421 5,164,989
Perrigo Co. plc 68,540 2,336,529
7,501,518
Professional Services 1 .8%
ASGN, Inc.* 25,856 2,106,747
CACI International, Inc., Class
A* 12,098 3,636,538
FTI Consulting, Inc.*(a) 17,638 2,800,914
Insperity, Inc. 18,341 2,083,538
KBR, Inc. 71,144 3,756,403
ManpowerGroup, Inc. 26,651 2,217,630
Science Applications
International Corp. 28,485 3,159,841
19,761,611
Real Estate Management & Development 0 .4%
Jones Lang LaSalle, Inc.*(a) 24,500 3,904,565
Road & Rail 1 .8%
Avis Budget Group, Inc.*(a) 12,810 2,099,944
Knight-Swift Transportation
Holdings, Inc. 82,815 4,340,334
Landstar System, Inc. 18,608 3,031,243
RXO, Inc.* 59,356 1,020,923
Ryder System, Inc. 26,046 2,176,664
Saia, Inc.*(a) 13,650 2,862,132
Werner Enterprises, Inc. 30,520 1,228,735
XPO, Inc.*(a) 59,356 1,975,961
18,735,936
Semiconductors & Semiconductor Equipment 2 .5%
Allegro MicroSystems, Inc.*(a) 33,491 1,005,400
Amkor Technology, Inc. 50,789 1,217,920
Cirrus Logic, Inc.*(a) 28,837 2,147,780
Lattice Semiconductor Corp.* 70,320 4,562,362
MACOM Technology Solutions
Holdings, Inc.*(a) 26,374 1,661,035
MKS Instruments, Inc. 29,476 2,497,502
Power Integrations, Inc. 29,452 2,112,297
Silicon Laboratories, Inc.*(a) 17,137 2,324,977
SiTime Corp.*(a) 8,284 841,820
Synaptics, Inc.* 20,408 1,942,025
Universal Display Corp.(a) 22,211 2,399,676
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Wolfspeed, Inc.*(a) 63,956 4,415,522
27,128,316
Software 3 .2%
ACI Worldwide, Inc.* 58,742 1,351,066
Aspen Technology, Inc.* 14,954 3,071,552
Blackbaud, Inc.*(a) 22,786 1,341,184
CommVault Systems, Inc.*(a) 23,220 1,459,145
Dynatrace, Inc.* 103,782 3,974,851
Envestnet, Inc.*(a) 25,787 1,591,058
Fair Isaac Corp.*(a) 12,932 7,740,836
Manhattan Associates, Inc.* 32,083 3,894,876
NCR Corp.*(a) 70,471 1,649,726
Paylocity Holding Corp.* 21,213 4,120,837
Qualys, Inc.*(a) 17,982 2,018,120
Teradata Corp.* 52,949 1,782,263
33,995,514
Specialty Retail 2 .8%
AutoNation, Inc.*(a) 17,612 1,889,767
Dick's Sporting Goods, Inc. 29,091 3,499,356
Five Below, Inc.*(a) 28,600 5,058,482
Foot Locker, Inc. 41,377 1,563,637
GameStop Corp., Class A*(a) 129,254 2,386,029
Gap, Inc. (The)(a) 108,762 1,226,835
Lithia Motors, Inc., Class A(a) 14,074 2,881,511
Murphy USA, Inc.(a) 10,703 2,991,917
RH* 9,895 2,643,845
Victoria's Secret & Co.*(a) 42,791 1,531,062
Williams-Sonoma, Inc. 34,349 3,947,387
29,619,828
Technology Hardware, Storage & Peripherals 0 .3%
Super Micro Computer, Inc.* 23,863 1,959,152
Xerox Holdings Corp. 57,693 842,318
2,801,470
Textiles, Apparel & Luxury Goods 2 .2%
Capri Holdings Ltd.*(a) 66,315 3,801,176
Carter's, Inc.(a) 20,086 1,498,617
Columbia Sportswear Co.(a) 18,229 1,596,496
Crocs, Inc.*(a) 31,553 3,421,292
Deckers Outdoor Corp.*(a) 13,586 5,422,988
Hanesbrands, Inc.(a) 178,759 1,136,907
PVH Corp.(a) 33,582 2,370,553
Skechers USA, Inc., Class A* 69,073 2,897,612
Under Armour, Inc., Class A* 97,384 989,421
Under Armour, Inc., Class C* 101,130 902,080
24,037,142
Thrifts & Mortgage Finance 0 .7%
Essent Group Ltd. 54,747 2,128,563
MGIC Investment Corp. 154,231 2,005,003
New York Community
Bancorp, Inc.(a) 348,116 2,993,798
7,127,364
Trading Companies & Distributors 1 .0%
GATX Corp.(a) 18,107 1,925,498
MSC Industrial Direct Co., Inc.,
Class A 24,211 1,978,039
Univar Solutions, Inc.*(a) 84,014 2,671,645

114 - Statement of Investments - December 31, 2022 - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Watsco, Inc.(a) 17,127 4,271,474
10,846,656
Water Utilities 0 .5%
Essential Utilities, Inc. 122,897 5,865,874
Total Common Stocks
(cost $757,327,198) 1,056,804,718
Repurchase Agreements 1 .8%
Principal
Amount ($)
Bank of America NA,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $4,001,912,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $4,080,000.(b)(c) 4,000,000 4,000,000
BofA Securities, Inc.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $3,001,434,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.50%, maturing
11/20/2049 - 7/20/2051;
total market value
$3,060,000.(b)(c) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $5,603,572,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$5,712,913.(b)(c) 5,600,895 5,600,895
MetLife, Inc.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $300,144,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 1/12/2023 -
2/15/2051; total market
value $306,159.(b)(c) 300,000 300,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.33%, dated 12/30/2022,
due 1/3/2023, repurchase
price $6,002,887,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.63%
- 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$6,120,000.(b)(c) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $18,900,895) 18,900,895
Total Investments
(cost $776,228,093) — 100.8% 1,075,705,613
Liabilities in excess of other assets — (0.8)% (8,938,096)
NET ASSETS — 100.0%
$ 1,066,767,517
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $303,561,925, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $18,900,895 and by
$293,198,876 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $312,099,771.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$18,900,895.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

NVIT Mid Cap Index Fund - December 31, 2022 - Statement of Investments - 115
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 62 3/2023 USD 15,144,120 (158,253)
Net contracts (158,253)
As of December 31, 2022, the Fund had $873,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

116 - Statement of Investments - December 31, 2022 - NVIT S&P 500 Index Fund
Common Stocks 99 .6%
Shares Value ($)
Aerospace & Defense 1 .9%
Boeing Co. (The)* 44,526 8,481,758
General Dynamics Corp. 17,836 4,425,290
Howmet Aerospace, Inc. 29,764 1,172,999
Huntington Ingalls Industries,
Inc. 3,089 712,570
L3Harris Technologies, Inc. 15,137 3,151,675
Lockheed Martin Corp. 18,612 9,054,552
Northrop Grumman Corp. 11,415 6,228,138
Raytheon Technologies Corp. 116,651 11,772,419
Textron, Inc. 17,346 1,228,097
TransDigm Group, Inc. 4,107 2,585,973
48,813,471
Air Freight & Logistics 0 .6%
CH Robinson Worldwide, Inc.
(a) 10,010 916,516
Expeditors International of
Washington, Inc. 13,228 1,374,654
FedEx Corp. 19,147 3,316,260
United Parcel Service, Inc.,
Class B 57,722 10,034,392
15,641,822
Airlines 0 .2%
Alaska Air Group, Inc.* 9,760 419,094
American Airlines Group,
Inc.*(a) 49,866 634,296
Delta Air Lines, Inc.* 51,575 1,694,755
Southwest Airlines Co.* 47,487 1,598,887
United Airlines Holdings, Inc.* 24,836 936,317
5,283,349
Auto Components 0 .1%
Aptiv plc* 21,479 2,000,339
BorgWarner, Inc. 18,583 747,966
2,748,305
Automobiles 1 .3%
Ford Motor Co. 309,811 3,603,102
General Motors Co. 114,997 3,868,499
Tesla, Inc.* 213,330 26,277,989
33,749,590
Banks 3 .8%
Bank of America Corp. 528,944 17,518,625
Citigroup, Inc. 154,471 6,986,723
Citizens Financial Group, Inc. 39,066 1,538,028
Comerica, Inc. 10,356 692,299
Fifth Third Bancorp 55,130 1,808,815
First Republic Bank 14,532 1,771,305
Huntington Bancshares, Inc. 114,321 1,611,926
JPMorgan Chase & Co. 233,130 31,262,733
KeyCorp(a) 74,300 1,294,306
M&T Bank Corp. 14,192 2,058,692
PNC Financial Services
Group, Inc. (The) 32,499 5,132,892
Regions Financial Corp. 77,026 1,660,681
Signature Bank 5,189 597,877
SVB Financial Group* 5,005 1,151,851
Truist Financial Corp. 106,128 4,566,688
US Bancorp 107,511 4,688,555
Wells Fargo & Co. 302,856 12,504,924
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 12,644 621,579
97,468,499
Beverages 1 .9%
Brown-Forman Corp., Class B 14,174 930,948
Coca-Cola Co. (The) 309,340 19,677,118
Constellation Brands, Inc.,
Class A 12,724 2,948,787
Keurig Dr Pepper, Inc. 68,461 2,441,319
Molson Coors Beverage Co.,
Class B 14,728 758,787
Monster Beverage Corp.* 30,336 3,080,014
PepsiCo, Inc. 109,500 19,782,270
49,619,243
Biotechnology 2 .5%
AbbVie, Inc. 140,558 22,715,578
Amgen, Inc. 42,485 11,158,261
Biogen, Inc.* 11,563 3,202,026
Gilead Sciences, Inc. 99,765 8,564,825
Incyte Corp.* 14,429 1,158,937
Moderna, Inc.* 26,705 4,796,752
Regeneron Pharmaceuticals,
Inc.* 8,504 6,135,551
Vertex Pharmaceuticals, Inc.* 20,227 5,841,153
63,573,083
Building Products 0 .4%
A O Smith Corp. 10,396 595,067
Allegion plc 6,908 727,136
Carrier Global Corp. 65,836 2,715,735
Johnson Controls International
plc 53,907 3,450,048
Masco Corp. 17,770 829,326
Trane Technologies plc(a) 18,434 3,098,571
11,415,883
Capital Markets 3 .1%
Ameriprise Financial, Inc. 8,662 2,697,087
Bank of New York Mellon
Corp. (The) 58,701 2,672,070
BlackRock, Inc. 11,891 8,426,319
Cboe Global Markets, Inc. 8,309 1,042,530
Charles Schwab Corp. (The) 121,463 10,113,009
CME Group, Inc. 28,385 4,773,222
FactSet Research Systems,
Inc. 2,979 1,195,205
Franklin Resources, Inc.(a) 21,735 573,369
Goldman Sachs Group, Inc.
(The) 26,923 9,244,820
Intercontinental Exchange, Inc. 44,328 4,547,610
Invesco Ltd. 35,513 638,879
MarketAxess Holdings, Inc. 2,947 821,889
Moody's Corp. 12,429 3,462,968
Morgan Stanley 105,617 8,979,557
MSCI, Inc. 6,395 2,974,762
Nasdaq, Inc. 27,015 1,657,370
Northern Trust Corp. 16,079 1,422,831
Raymond James Financial,
Inc. 14,980 1,600,613
S&P Global, Inc. 26,467 8,864,857
State Street Corp. 28,957 2,246,194

NVIT S&P 500 Index Fund - December 31, 2022 - Statement of Investments - 117
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc.(a) 17,905 1,952,719
79,907,880
Chemicals 1 .9%
Air Products & Chemicals, Inc. 17,493 5,392,392
Albemarle Corp.(a) 9,225 2,000,533
Celanese Corp. 7,782 795,632
CF Industries Holdings, Inc. 15,556 1,325,371
Corteva, Inc. 56,592 3,326,478
Dow, Inc. 56,270 2,835,445
DuPont de Nemours, Inc.(a) 39,817 2,732,641
Eastman Chemical Co. 9,702 790,131
Ecolab, Inc. 19,694 2,866,659
FMC Corp. 9,801 1,223,165
International Flavors &
Fragrances, Inc. 20,320 2,130,349
Linde plc(a) 39,164 12,774,513
LyondellBasell Industries NV,
Class A 20,385 1,692,566
Mosaic Co. (The) 28,664 1,257,490
PPG Industries, Inc. 18,713 2,352,972
Sherwin-Williams Co. (The) 18,796 4,460,855
47,957,192
Commercial Services & Supplies 0 .5%
Cintas Corp. 6,818 3,079,145
Copart, Inc.* 33,925 2,065,693
Republic Services, Inc. 16,021 2,066,549
Rollins, Inc. 17,572 642,081
Waste Management, Inc. 29,864 4,685,064
12,538,532
Communications Equipment 0 .9%
Arista Networks, Inc.* 19,844 2,408,070
Cisco Systems, Inc. 326,599 15,559,176
F5, Inc.* 4,653 667,752
Juniper Networks, Inc. 25,273 807,725
Motorola Solutions, Inc. 13,114 3,379,609
22,822,332
Construction & Engineering 0 .1%
Quanta Services, Inc.(a) 11,359 1,618,657
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 4,810 1,625,636
Vulcan Materials Co. 10,674 1,869,124
3,494,760
Consumer Finance 0 .5%
American Express Co. 47,467 7,013,249
Capital One Financial Corp. 30,335 2,819,942
Discover Financial Services 22,040 2,156,173
Synchrony Financial 38,995 1,281,376
13,270,740
Containers & Packaging 0 .3%
Amcor plc 119,712 1,425,770
Avery Dennison Corp. 6,432 1,164,192
Ball Corp.(a) 25,343 1,296,041
International Paper Co. 28,336 981,276
Packaging Corp. of America 7,387 944,871
Sealed Air Corp. 11,676 582,399
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 21,091 741,559
7,136,108
Distributors 0 .2%
Genuine Parts Co. 10,976 1,904,446
LKQ Corp. 20,865 1,114,399
Pool Corp.(a) 3,151 952,642
3,971,487
Diversified Financial Services 1 .7%
Berkshire Hathaway, Inc.,
Class B* 143,200 44,234,480
Diversified Telecommunication Services 0 .9%
AT&T, Inc. 566,451 10,428,363
Lumen Technologies, Inc.(a) 70,677 368,934
Verizon Communications, Inc. 333,800 13,151,720
23,949,017
Electric Utilities 2 .1%
Alliant Energy Corp. 20,588 1,136,663
American Electric Power Co.,
Inc. 40,250 3,821,738
Constellation Energy Corp. 26,104 2,250,426
Duke Energy Corp. 61,506 6,334,503
Edison International 30,450 1,937,229
Entergy Corp. 16,065 1,807,313
Evergy, Inc. 17,589 1,106,876
Eversource Energy 28,047 2,351,460
Exelon Corp. 79,018 3,415,948
FirstEnergy Corp. 44,455 1,864,443
NextEra Energy, Inc. 157,939 13,203,700
NRG Energy, Inc. 19,142 609,098
PG&E Corp.*(a) 125,659 2,043,215
Pinnacle West Capital Corp. 8,702 661,700
PPL Corp. 59,081 1,726,347
Southern Co. (The) 86,527 6,178,893
Xcel Energy, Inc. 42,826 3,002,531
53,452,083
Electrical Equipment 0 .6%
AMETEK, Inc. 18,256 2,550,728
Eaton Corp. plc 31,041 4,871,885
Emerson Electric Co. 46,636 4,479,854
Generac Holdings, Inc.* 4,937 496,958
Rockwell Automation, Inc. 9,164 2,360,372
14,759,797
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 47,221 3,595,407
CDW Corp. 10,574 1,888,305
Corning, Inc. 61,372 1,960,221
Keysight Technologies, Inc.* 14,068 2,406,613
TE Connectivity Ltd. 25,288 2,903,062
Teledyne Technologies, Inc.* 3,780 1,511,660
Trimble, Inc.* 19,664 994,212
Zebra Technologies Corp.,
Class A* 4,170 1,069,230
16,328,710
Energy Equipment & Services 0 .4%
Baker Hughes Co.(a) 79,797 2,356,405
Halliburton Co. 71,531 2,814,745

118 - Statement of Investments - December 31, 2022 - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger Ltd. 113,125 6,047,663
11,218,813
Entertainment 1 .3%
Activision Blizzard, Inc. 56,640 4,335,792
Electronic Arts, Inc. 20,621 2,519,474
Live Nation Entertainment,
Inc.*(a) 10,992 766,582
Netflix, Inc.* 35,370 10,429,906
Take-Two Interactive Software,
Inc.* 12,281 1,278,820
Walt Disney Co. (The)* 144,896 12,588,564
Warner Bros Discovery,
Inc.*(a) 178,895 1,695,925
33,615,063
Equity Real Estate Investment Trusts (REITs) 2 .6%
Alexandria Real Estate
Equities, Inc. 12,073 1,758,674
American Tower Corp. 37,081 7,855,981
AvalonBay Communities, Inc. 10,980 1,773,490
Boston Properties, Inc. 10,893 736,149
Camden Property Trust 8,175 914,619
Crown Castle, Inc. 34,189 4,637,396
Digital Realty Trust, Inc. 23,206 2,326,866
Equinix, Inc. 7,355 4,817,746
Equity Residential 26,995 1,592,705
Essex Property Trust, Inc. 5,016 1,062,991
Extra Space Storage, Inc. 10,794 1,588,661
Federal Realty Investment
Trust(a) 6,116 617,961
Healthpeak Properties, Inc. 41,678 1,044,867
Host Hotels & Resorts, Inc. 55,189 885,783
Invitation Homes, Inc.(a) 45,267 1,341,714
Iron Mountain, Inc. 23,713 1,182,093
Kimco Realty Corp. 47,597 1,008,104
Mid-America Apartment
Communities, Inc.(a) 8,926 1,401,293
Prologis, Inc. 73,480 8,283,400
Public Storage 12,600 3,530,394
Realty Income Corp. 49,943 3,167,884
Regency Centers Corp. 11,754 734,625
SBA Communications Corp. 8,516 2,387,120
Simon Property Group, Inc. 26,170 3,074,452
UDR, Inc. 24,803 960,620
Ventas, Inc. 31,831 1,433,986
VICI Properties, Inc.(a) 77,295 2,504,358
Vornado Realty Trust(a) 12,299 255,942
Welltower, Inc. 37,757 2,474,971
Weyerhaeuser Co. 59,614 1,848,034
67,202,879
Food & Staples Retailing 1 .5%
Costco Wholesale Corp. 35,178 16,058,757
Kroger Co. (The) 51,667 2,303,315
Sysco Corp. 40,300 3,080,935
Walgreens Boots Alliance, Inc.
(a) 56,612 2,115,024
Walmart, Inc. 112,422 15,940,316
39,498,347
Common Stocks
Shares Value ($)
Food Products 1 .2%
Archer-Daniels-Midland Co. 43,926 4,078,529
Campbell Soup Co. 15,564 883,257
Conagra Brands, Inc. 39,142 1,514,795
General Mills, Inc.(a) 46,703 3,916,047
Hershey Co. (The) 11,776 2,726,968
Hormel Foods Corp. 23,374 1,064,686
J M Smucker Co. (The) 8,345 1,322,349
Kellogg Co. 20,712 1,475,523
Kraft Heinz Co. (The) 62,184 2,531,511
Lamb Weston Holdings, Inc. 11,198 1,000,653
McCormick & Co., Inc. (Non-
Voting)(a) 20,041 1,661,198
Mondelez International, Inc.,
Class A 108,169 7,209,464
Tyson Foods, Inc., Class A 22,519 1,401,808
30,786,788
Gas Utilities 0 .1%
Atmos Energy Corp.(a) 10,735 1,203,071
Health Care Equipment & Supplies 2 .8%
Abbott Laboratories 138,839 15,243,134
Align Technology, Inc.* 5,701 1,202,341
Baxter International, Inc. 40,571 2,067,904
Becton Dickinson and Co. 22,493 5,719,970
Boston Scientific Corp.* 112,912 5,224,438
Cooper Cos., Inc. (The)(a) 4,033 1,333,592
Dentsply Sirona, Inc. 16,794 534,721
Dexcom, Inc.* 30,963 3,506,250
Edwards Lifesciences Corp.* 49,201 3,670,887
Hologic, Inc.* 19,429 1,453,483
IDEXX Laboratories, Inc.* 6,623 2,701,919
Intuitive Surgical, Inc.* 28,245 7,494,811
Medtronic plc 105,641 8,210,419
ResMed, Inc. 11,726 2,440,532
STERIS plc(a) 8,069 1,490,264
Stryker Corp. 26,872 6,569,935
Teleflex, Inc. 3,600 898,668
Zimmer Biomet Holdings, Inc. 16,749 2,135,497
71,898,765
Health Care Providers & Services 3 .7%
AmerisourceBergen Corp. 12,773 2,116,614
Cardinal Health, Inc. 21,717 1,669,386
Centene Corp.* 44,622 3,659,450
Cigna Corp. 24,077 7,977,673
CVS Health Corp. 104,434 9,732,205
DaVita, Inc.* 4,450 332,282
Elevance Health, Inc. 18,929 9,710,009
HCA Healthcare, Inc. 16,806 4,032,768
Henry Schein, Inc.*(a) 10,876 868,666
Humana, Inc. 9,981 5,112,168
Laboratory Corp. of America
Holdings 7,115 1,675,440
McKesson Corp. 11,320 4,246,358
Molina Healthcare, Inc.* 4,605 1,520,663
Quest Diagnostics, Inc. 9,334 1,460,211
UnitedHealth Group, Inc. 74,262 39,372,227
Universal Health Services,
Inc., Class B 5,277 743,477
94,229,597

NVIT S&P 500 Index Fund - December 31, 2022 - Statement of Investments - 119
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 2 .0%
Booking Holdings, Inc.* 3,140 6,327,979
Caesars Entertainment, Inc.* 17,288 719,181
Carnival Corp.*(a) 75,395 607,684
Chipotle Mexican Grill, Inc.* 2,174 3,016,403
Darden Restaurants, Inc. 9,449 1,307,080
Domino's Pizza, Inc. 2,875 995,900
Expedia Group, Inc.* 11,888 1,041,389
Hilton Worldwide Holdings,
Inc. 21,652 2,735,947
Las Vegas Sands Corp.*(a) 26,419 1,269,961
Marriott International, Inc.,
Class A 21,758 3,239,549
McDonald's Corp. 58,026 15,291,592
MGM Resorts International 26,509 888,847
Norwegian Cruise Line
Holdings Ltd.*(a) 32,777 401,190
Royal Caribbean Cruises
Ltd.*(a) 17,354 857,808
Starbucks Corp. 91,282 9,055,174
Wynn Resorts Ltd.* 8,098 667,842
Yum! Brands, Inc. 22,452 2,875,652
51,299,178
Household Durables 0 .3%
DR Horton, Inc.(a) 25,002 2,228,678
Garmin Ltd. 11,862 1,094,744
Lennar Corp., Class A 20,229 1,830,724
Mohawk Industries, Inc.* 4,471 457,026
Newell Brands, Inc. 29,961 391,890
NVR, Inc.*(a) 243 1,120,857
PulteGroup, Inc. 18,201 828,692
Whirlpool Corp.(a) 4,470 632,326
8,584,937
Household Products 1 .6%
Church & Dwight Co., Inc. 19,779 1,594,385
Clorox Co. (The)(a) 9,495 1,332,433
Colgate-Palmolive Co. 66,087 5,206,995
Kimberly-Clark Corp. 26,582 3,608,507
Procter & Gamble Co. (The) 188,465 28,563,755
40,306,075
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 51,594 1,483,843
Industrial Conglomerates 0 .9%
3M Co. 43,820 5,254,894
General Electric Co. 87,049 7,293,836
Honeywell International, Inc. 53,365 11,436,120
23,984,850
Insurance 2 .4%
Aflac, Inc. 46,735 3,362,116
Allstate Corp. (The) 21,547 2,921,773
American International Group,
Inc. 59,365 3,754,243
Aon plc, Class A 16,552 4,967,917
Arch Capital Group Ltd.* 28,833 1,810,136
Arthur J Gallagher & Co. 16,589 3,127,690
Assurant, Inc. 4,031 504,117
Brown & Brown, Inc. 17,879 1,018,567
Chubb Ltd. 33,142 7,311,125
Common Stocks
Shares Value ($)
Insurance
Cincinnati Financial Corp. 12,556 1,285,609
Everest Re Group Ltd. 3,062 1,014,349
Globe Life, Inc.(a) 7,116 857,834
Hartford Financial Services
Group, Inc. (The) 25,633 1,943,750
Lincoln National Corp. 12,306 378,040
Loews Corp. 15,839 923,889
Marsh & McLennan Cos., Inc. 39,241 6,493,601
MetLife, Inc. 53,462 3,869,045
Principal Financial Group, Inc. 18,084 1,517,609
Progressive Corp. (The) 46,272 6,001,941
Prudential Financial, Inc. 29,245 2,908,708
Travelers Cos., Inc. (The) 18,801 3,524,999
W R Berkley Corp. 16,265 1,180,351
Willis Towers Watson plc 8,405 2,055,695
62,733,104
Interactive Media & Services 4 .0%
Alphabet, Inc., Class A* 474,732 41,885,604
Alphabet, Inc., Class C* 420,830 37,340,246
Match Group, Inc.* 22,017 913,486
Meta Platforms, Inc., Class A* 178,724 21,507,646
101,646,982
Internet & Direct Marketing Retail 2 .4%
Amazon.com, Inc.* 705,417 59,255,028
eBay, Inc. 43,899 1,820,492
Etsy, Inc.*(a) 10,021 1,200,315
62,275,835
IT Services 4 .5%
Accenture plc, Class A 49,889 13,312,381
Akamai Technologies, Inc.* 12,450 1,049,535
Automatic Data Processing,
Inc. 32,908 7,860,405
Broadridge Financial
Solutions, Inc. 8,996 1,206,633
Cognizant Technology
Solutions Corp., Class A 40,742 2,330,035
DXC Technology Co.* 19,310 511,715
EPAM Systems, Inc.*(a) 4,639 1,520,386
Fidelity National Information
Services, Inc. 47,797 3,243,026
Fiserv, Inc.* 50,718 5,126,068
FleetCor Technologies, Inc.* 6,037 1,108,876
Gartner, Inc.* 6,148 2,066,589
Global Payments, Inc. 21,596 2,144,915
International Business
Machines Corp. 71,860 10,124,355
Jack Henry & Associates, Inc. 5,685 998,059
Mastercard, Inc., Class A 67,519 23,478,382
Paychex, Inc. 25,458 2,941,926
PayPal Holdings, Inc.* 91,212 6,496,119
VeriSign, Inc.* 7,545 1,550,045
Visa, Inc., Class A(a) 129,950 26,998,412
114,067,862
Leisure Products 0 .0%
†
Hasbro, Inc. 10,037 612,357
Life Sciences Tools & Services 1 .9%
Agilent Technologies, Inc. 23,514 3,518,870

120 - Statement of Investments - December 31, 2022 - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.,
Class A* 1,681 706,844
Bio-Techne Corp. 12,096 1,002,517
Charles River Laboratories
International, Inc.*(a) 3,999 871,382
Danaher Corp. 52,072 13,820,950
Illumina, Inc.* 12,496 2,526,691
IQVIA Holdings, Inc.* 14,789 3,030,118
Mettler-Toledo International,
Inc.* 1,763 2,548,329
PerkinElmer, Inc. 9,819 1,376,820
Thermo Fisher Scientific, Inc. 31,172 17,166,109
Waters Corp.* 4,702 1,610,811
West Pharmaceutical
Services, Inc. 5,972 1,405,510
49,584,951
Machinery 1 .9%
Caterpillar, Inc.(a) 41,631 9,973,122
Cummins, Inc. 11,255 2,726,974
Deere & Co. 22,004 9,434,435
Dover Corp. 11,158 1,510,905
Fortive Corp. 27,613 1,774,135
IDEX Corp. 5,921 1,351,942
Illinois Tool Works, Inc. 22,264 4,904,759
Ingersoll Rand, Inc. 31,580 1,650,055
Nordson Corp. 4,354 1,035,033
Otis Worldwide Corp. 33,411 2,616,416
PACCAR, Inc. 27,321 2,703,959
Parker-Hannifin Corp. 10,036 2,920,476
Pentair plc 12,775 574,620
Snap-on, Inc. 4,202 960,115
Stanley Black & Decker, Inc. 11,311 849,682
Westinghouse Air Brake
Technologies Corp. 14,500 1,447,245
Xylem, Inc. 14,174 1,567,219
48,001,092
Media 0 .8%
Charter Communications, Inc.,
Class A* 8,654 2,934,572
Comcast Corp., Class A 342,872 11,990,234
DISH Network Corp., Class
A*(a) 19,234 270,045
Fox Corp., Class A 24,537 745,189
Fox Corp., Class B 12,458 354,430
Interpublic Group of Cos., Inc.
(The) 30,709 1,022,917
News Corp., Class A 30,655 557,921
News Corp., Class B(a) 9,114 168,062
Omnicom Group, Inc. 16,409 1,338,482
Paramount Global, Class B(a) 39,422 665,443
20,047,295
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 113,474 4,312,012
Newmont Corp. 62,787 2,963,546
Nucor Corp. 20,837 2,746,525
Steel Dynamics, Inc. 13,257 1,295,209
11,317,292
Common Stocks
Shares Value ($)
Multiline Retail 0 .5%
Dollar General Corp. 18,025 4,438,656
Dollar Tree, Inc.*(a) 16,479 2,330,790
Target Corp. 36,572 5,450,691
12,220,137
Multi-Utilities 0 .9%
Ameren Corp. 20,710 1,841,533
CenterPoint Energy, Inc. 49,282 1,477,967
CMS Energy Corp.(a) 23,400 1,481,922
Consolidated Edison, Inc. 28,480 2,714,429
Dominion Energy, Inc. 66,330 4,067,356
DTE Energy Co. 15,349 1,803,968
NiSource, Inc. 32,080 879,634
Public Service Enterprise
Group, Inc. 39,764 2,436,340
Sempra Energy 25,007 3,864,582
WEC Energy Group, Inc. 24,774 2,322,810
22,890,541
Oil, Gas & Consumable Fuels 4 .8%
APA Corp. 25,361 1,183,851
Chevron Corp. 142,033 25,493,503
ConocoPhillips 99,037 11,686,366
Coterra Energy, Inc.(a) 62,751 1,541,792
Devon Energy Corp. 51,119 3,144,330
Diamondback Energy, Inc. 14,019 1,917,519
EOG Resources, Inc. 46,420 6,012,318
EQT Corp. 28,861 976,368
Exxon Mobil Corp. 327,320 36,103,396
Hess Corp. 21,977 3,116,778
Kinder Morgan, Inc. 156,587 2,831,093
Marathon Oil Corp. 50,475 1,366,358
Marathon Petroleum Corp. 37,249 4,335,411
Occidental Petroleum Corp.(a) 59,250 3,732,158
ONEOK, Inc.(a) 35,307 2,319,670
Phillips 66 37,941 3,948,899
Pioneer Natural Resources
Co. 18,941 4,325,935
Targa Resources Corp. 17,685 1,299,848
Valero Energy Corp. 31,521 3,998,754
Williams Cos., Inc. (The) 96,730 3,182,417
122,516,764
Personal Products 0 .2%
Estee Lauder Cos., Inc. (The),
Class A 18,193 4,513,865
Pharmaceuticals 4 .9%
Bristol-Myers Squibb Co. 169,445 12,191,568
Catalent, Inc.* 14,088 634,101
Eli Lilly & Co. 62,681 22,931,217
Johnson & Johnson 207,812 36,709,990
Merck & Co., Inc. 201,512 22,357,756
Organon & Co. 19,612 547,763
Pfizer, Inc. 446,144 22,860,418
Viatris, Inc. 95,453 1,062,392
Zoetis, Inc. 37,174 5,447,850
124,743,055
Professional Services 0 .4%
CoStar Group, Inc.* 32,324 2,497,999
Equifax, Inc.(a) 9,691 1,883,543
Jacobs Solutions, Inc. 10,022 1,203,341

NVIT S&P 500 Index Fund - December 31, 2022 - Statement of Investments - 121
Common Stocks
Shares Value ($)
Professional Services
Leidos Holdings, Inc. 10,902 1,146,781
Robert Half International, Inc. 8,760 646,751
Verisk Analytics, Inc.(a) 12,250 2,161,145
9,539,560
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A*(a) 25,641 1,973,331
Road & Rail 0 .9%
CSX Corp. 168,230 5,211,765
JB Hunt Transport Services,
Inc. 6,495 1,132,468
Norfolk Southern Corp. 18,488 4,555,813
Old Dominion Freight Line,
Inc.(a) 7,177 2,036,689
Union Pacific Corp. 49,253 10,198,819
23,135,554
Semiconductors & Semiconductor Equipment 5 .1%
Advanced Micro Devices, Inc.* 127,322 8,246,646
Analog Devices, Inc. 40,787 6,690,292
Applied Materials, Inc. 68,450 6,665,661
Broadcom, Inc. 32,190 17,998,395
Enphase Energy, Inc.* 10,820 2,866,867
First Solar, Inc.* 7,880 1,180,345
Intel Corp. 328,012 8,669,357
KLA Corp. 11,279 4,252,521
Lam Research Corp. 10,842 4,556,893
Microchip Technology, Inc. 43,775 3,075,194
Micron Technology, Inc. 86,463 4,321,421
Monolithic Power Systems,
Inc. 3,551 1,255,669
NVIDIA Corp. 197,936 28,926,367
NXP Semiconductors NV 20,336 3,213,698
ON Semiconductor Corp.*(a) 33,996 2,120,330
Qorvo, Inc.* 8,875 804,430
QUALCOMM, Inc. 89,221 9,808,957
Skyworks Solutions, Inc. 12,928 1,178,129
SolarEdge Technologies,
Inc.*(a) 4,443 1,258,569
Teradyne, Inc. 12,126 1,059,206
Texas Instruments, Inc. 72,202 11,929,214
130,078,161
Software 8 .3%
Adobe, Inc.* 37,001 12,451,947
ANSYS, Inc.* 7,036 1,699,827
Autodesk, Inc.* 17,289 3,230,795
Cadence Design Systems,
Inc.* 21,819 3,505,004
Ceridian HCM Holding, Inc.*(a) 12,072 774,419
Fortinet, Inc.* 51,204 2,503,364
Gen Digital, Inc. 45,482 974,679
Intuit, Inc. 22,435 8,732,151
Microsoft Corp. 592,479 142,088,314
Oracle Corp. 122,145 9,984,132
Paycom Software, Inc.* 3,785 1,174,523
PTC, Inc.* 8,172 980,967
Roper Technologies, Inc. 8,308 3,589,804
Salesforce, Inc.* 79,480 10,538,253
ServiceNow, Inc.* 16,125 6,260,854
Synopsys, Inc.* 12,207 3,897,573
Common Stocks
Shares Value ($)
Software
Tyler Technologies, Inc.*(a) 3,185 1,026,876
213,413,482
Specialty Retail 2 .4%
Advance Auto Parts, Inc. 4,654 684,278
AutoZone, Inc.* 1,531 3,775,721
Bath & Body Works, Inc. 19,150 806,981
Best Buy Co., Inc. 15,770 1,264,912
CarMax, Inc.*(a) 12,857 782,863
Home Depot, Inc. (The) 81,365 25,699,949
Lowe's Cos., Inc. 49,333 9,829,107
O'Reilly Automotive, Inc.* 5,069 4,278,388
Ross Stores, Inc. 27,255 3,163,488
TJX Cos., Inc. (The) 92,407 7,355,597
Tractor Supply Co. 8,826 1,985,585
Ulta Beauty, Inc.* 4,005 1,878,625
61,505,494
Technology Hardware, Storage & Peripherals 6 .3%
Apple, Inc. 1,188,509 154,422,975
Hewlett Packard Enterprise
Co. 100,147 1,598,346
HP, Inc. 71,045 1,908,979
NetApp, Inc. 17,340 1,041,440
Seagate Technology Holdings
plc(a) 15,377 808,984
Western Digital Corp.* 25,419 801,970
160,582,694
Textiles, Apparel & Luxury Goods 0 .5%
NIKE, Inc., Class B 99,665 11,661,802
Ralph Lauren Corp.(a) 3,721 393,198
Tapestry, Inc. 19,167 729,879
VF Corp. 25,696 709,467
13,494,346
Tobacco 0 .7%
Altria Group, Inc. 142,874 6,530,771
Philip Morris International, Inc. 123,210 12,470,084
19,000,855
Trading Companies & Distributors 0 .2%
Fastenal Co. 45,194 2,138,580
United Rentals, Inc.*(a) 5,569 1,979,334
WW Grainger, Inc. 3,571 1,986,369
6,104,283
Water Utilities 0 .1%
American Water Works Co.,
Inc. 14,368 2,189,971
Wireless Telecommunication Services 0 .3%
T-Mobile US, Inc.*(a) 47,533 6,654,620
Total Common Stocks
(cost $933,590,301) 2,553,910,709

122 - Statement of Investments - December 31, 2022 - NVIT S&P 500 Index Fund
Repurchase Agreement 0 .0%
†
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $160,401,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$163,530.(b)(c) 160,324 160,324
Total Repurchase Agreement
(cost $160,324) 160,324
Total Investments
(cost $933,750,625) — 99.6% 2,554,071,033
Other assets in excess of liabilities — 0.4% 10,443,689
NET ASSETS — 100.0%
$ 2,564,514,722
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $108,159,575, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $160,324 and by
$110,899,089 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $111,059,413.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was $160,324.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 54 3/2023 USD 10,424,700 (216,337)
Net contracts (216,337)
As of December 31, 2022, the Fund had $930,000 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 123
Common Stocks 98 .5%
Shares Value ($)
Aerospace & Defense 1 .0%
AAR Corp.* 5,306 238,239
Aerojet Rocketdyne Holdings,
Inc.* 12,218 683,353
AeroVironment, Inc.*(a) 3,734 319,855
AerSale Corp.*(a) 3,091 50,136
Archer Aviation, Inc., Class
A*(a) 20,885 39,055
Astra Space, Inc.*(a) 20,358 8,831
Astronics Corp.* 4,125 42,488
Cadre Holdings, Inc.(a) 2,923 58,869
Ducommun, Inc.* 1,606 80,236
Kaman Corp. 4,178 93,169
Kratos Defense & Security
Solutions, Inc.* 19,147 197,597
Maxar Technologies, Inc. 11,281 583,679
Momentus, Inc.*(a) 7,713 6,015
Moog, Inc., Class A 4,334 380,352
National Presto Industries, Inc. 932 63,805
Park Aerospace Corp. 2,606 34,947
Parsons Corp.*(a) 5,245 242,581
Redwire Corp.*(a) 2,738 5,421
Rocket Lab USA, Inc.*(a) 33,303 125,552
Terran Orbital Corp.*(a) 3,388 5,353
Triumph Group, Inc.* 9,852 103,643
V2X, Inc.* 1,760 72,670
Virgin Galactic Holdings,
Inc.*(a) 36,231 126,084
3,561,930
Air Freight & Logistics 0 .4%
Air Transport Services Group,
Inc.* 8,943 232,339
Atlas Air Worldwide Holdings,
Inc.*(a) 4,292 432,634
Forward Air Corp. 4,131 433,301
Hub Group, Inc., Class A* 4,947 393,237
Radiant Logistics, Inc.* 5,236 26,651
1,518,162
Airlines 0 .3%
Allegiant Travel Co.*(a) 2,441 165,963
Blade Air Mobility, Inc.*(a) 7,941 28,429
Frontier Group Holdings,
Inc.*(a) 5,920 60,798
Hawaiian Holdings, Inc.*(a) 7,608 78,058
Joby Aviation, Inc.*(a) 39,554 132,506
SkyWest, Inc.* 7,724 127,523
Spirit Airlines, Inc. 16,610 323,563
Sun Country Airlines Holdings,
Inc.* 4,964 78,729
Wheels Up Experience,
Inc.*(a) 22,520 23,196
1,018,765
Auto Components 1 .3%
Adient plc*(a) 14,569 505,399
American Axle &
Manufacturing Holdings,
Inc.* 17,494 136,803
Dana, Inc. 19,650 297,305
Dorman Products, Inc.* 3,990 322,671
Common Stocks
Shares Value ($)
Auto Components
Fox Factory Holding Corp.* 6,493 592,356
Gentherm, Inc.* 5,015 327,429
Goodyear Tire & Rubber Co.
(The)*(a) 43,148 437,952
Holley, Inc.*(a) 7,275 15,423
LCI Industries(a) 3,762 347,797
Luminar Technologies, Inc.*(a) 37,789 187,056
Modine Manufacturing Co.* 7,599 150,916
Motorcar Parts of America,
Inc.*(a) 2,974 35,272
Patrick Industries, Inc.(a) 3,363 203,798
Solid Power, Inc.*(a) 19,912 50,576
Standard Motor Products, Inc. 3,055 106,314
Stoneridge, Inc.* 4,154 89,560
Visteon Corp.* 4,212 551,056
XPEL, Inc. Reg. S*(a) 3,277 196,817
4,554,500
Automobiles 0 .2%
Canoo, Inc.*(a) 27,073 33,300
Cenntro Electric Group Ltd.*(a) 26,042 11,458
Faraday Future Intelligent
Electric, Inc.*(a) 32,169 9,339
Fisker, Inc.*(a) 26,975 196,108
Lordstown Motors Corp.*(a) 30,199 34,427
Mullen Automotive, Inc.*(a) 45,616 13,046
Winnebago Industries, Inc.(a) 4,531 238,784
Workhorse Group, Inc.*(a) 22,466 34,148
570,610
Banks 9 .8%
1st Source Corp. 2,712 143,980
ACNB Corp. 1,409 56,092
Amalgamated Financial Corp. 2,822 65,019
Amerant Bancorp, Inc. 4,373 117,371
American National
Bankshares, Inc. 1,705 62,966
Ameris Bancorp 9,944 468,760
Arrow Financial Corp. 2,237 75,834
Associated Banc-Corp. 24,038 555,037
Atlantic Union Bankshares
Corp. 11,983 421,083
Banc of California, Inc. 8,196 130,562
BancFirst Corp.(a) 3,058 269,654
Bancorp, Inc. (The)* 8,280 234,986
Bank First Corp.(a) 1,182 109,713
Bank of Marin Bancorp 2,695 88,612
Bank of NT Butterfield & Son
Ltd. (The) 7,856 234,187
BankUnited, Inc. 10,564 358,859
Bankwell Financial Group, Inc. 1,249 36,758
Banner Corp.(a) 4,528 286,170
Bar Harbor Bankshares 2,705 86,668
BayCom Corp.(a) 2,187 41,509
BCB Bancorp, Inc. 2,398 43,140
Berkshire Hills Bancorp, Inc. 5,986 178,981
Blue Ridge Bankshares, Inc. 3,085 38,532
Brookline Bancorp, Inc. 10,026 141,868
Business First Bancshares,
Inc. 3,865 85,571
Byline Bancorp, Inc. 4,253 97,691

124 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Cadence Bank(a) 22,350 551,151
Cambridge Bancorp 1,085 90,120
Camden National Corp. 2,446 101,974
Capital Bancorp, Inc. 1,596 37,570
Capital City Bank Group, Inc. 2,246 72,995
Capstar Financial Holdings,
Inc. 3,411 60,238
Carter Bankshares, Inc.* 3,935 65,282
Cathay General Bancorp 11,807 481,608
Central Pacific Financial Corp. 3,687 74,772
Citizens & Northern Corp.(a) 2,547 58,224
City Holding Co.(a) 1,983 184,597
Civista Bancshares, Inc. 2,448 53,880
CNB Financial Corp. 3,313 78,816
Coastal Financial Corp.* 1,665 79,121
Colony Bankcorp, Inc. 2,805 35,595
Columbia Banking System,
Inc.(a) 10,258 309,074
Community Bank System, Inc.
(a) 6,992 440,146
Community Trust Bancorp, Inc. 2,860 131,360
ConnectOne Bancorp, Inc. 5,904 142,936
CrossFirst Bankshares, Inc.* 7,651 94,949
Customers Bancorp, Inc.* 4,424 125,376
CVB Financial Corp.(a) 19,618 505,164
Dime Community Bancshares,
Inc.(a) 5,086 161,887
Eagle Bancorp, Inc. 4,131 182,053
Eastern Bankshares, Inc. 24,307 419,296
Enterprise Bancorp, Inc. 1,543 54,468
Enterprise Financial Services
Corp. 5,639 276,085
Equity Bancshares, Inc., Class
A 2,563 83,733
Esquire Financial Holdings,
Inc. 1,178 50,960
Farmers & Merchants
Bancorp, Inc.(a) 1,936 52,620
Farmers National Banc Corp. 5,052 71,334
FB Financial Corp. 5,978 216,045
Financial Institutions, Inc. 2,878 70,108
First Bancorp 29,438 518,997
First Bancorp, Inc. (The) 1,612 48,263
First Bancshares, Inc. (The) 3,456 110,627
First Bank 2,559 35,212
First Busey Corp. 8,737 215,979
First Business Financial
Services, Inc. 1,356 49,562
First Commonwealth Financial
Corp.(a) 12,733 177,880
First Community Bankshares,
Inc. 2,950 100,005
First Financial Bancorp(a) 12,158 294,588
First Financial Bankshares,
Inc.(a) 19,964 686,762
First Financial Corp. 2,087 96,169
First Foundation, Inc. 8,267 118,466
First Guaranty Bancshares,
Inc.(a) 1,147 26,897
Common Stocks
Shares Value ($)
Banks
First Internet Bancorp 1,389 33,725
First Interstate BancSystem,
Inc., Class A(a) 13,986 540,559
First Merchants Corp. 9,226 379,281
First Mid Bancshares, Inc. 3,111 99,801
First of Long Island Corp.
(The) 4,158 74,844
First Western Financial, Inc.* 1,380 38,847
Five Star Bancorp(a) 1,944 52,955
Flushing Financial Corp.(a) 5,039 97,656
Fulton Financial Corp.(a) 26,421 444,665
FVCBankcorp, Inc.* 2,076 39,589
German American Bancorp,
Inc. 4,497 167,738
Glacier Bancorp, Inc.(a) 17,324 856,152
Great Southern Bancorp, Inc. 1,693 100,717
Guaranty Bancshares, Inc. 1,385 47,976
Hancock Whitney Corp. 13,159 636,764
Hanmi Financial Corp. 4,070 100,733
HarborOne Bancorp, Inc. 6,938 96,438
HBT Financial, Inc. 1,708 33,426
Heartland Financial USA, Inc. 6,786 316,363
Heritage Commerce Corp. 10,262 133,406
Heritage Financial Corp. 4,633 141,955
Hilltop Holdings, Inc. 7,989 239,750
Home BancShares, Inc.(a) 30,166 687,483
HomeStreet, Inc. 2,442 67,350
HomeTrust Bancshares, Inc. 2,562 61,924
Hope Bancorp, Inc. 15,667 200,694
Horizon Bancorp, Inc. 6,461 97,432
Independent Bank Corp.(a) 9,175 577,564
Independent Bank Group, Inc. 5,362 322,149
International Bancshares Corp. 8,701 398,158
John Marshall Bancorp, Inc. 1,893 54,481
Lakeland Bancorp, Inc. 10,524 185,328
Lakeland Financial Corp. 3,406 248,536
Live Oak Bancshares, Inc.(a) 5,166 156,013
Macatawa Bank Corp. 4,967 54,786
Mercantile Bank Corp. 2,667 89,291
Metrocity Bankshares, Inc. 3,036 65,669
Metropolitan Bank Holding
Corp.* 1,601 93,931
Mid Penn Bancorp, Inc. 2,416 72,408
Midland States Bancorp, Inc. 3,243 86,329
MidWestOne Financial Group,
Inc. 2,324 73,787
MVB Financial Corp. 1,727 38,029
National Bank Holdings Corp.,
Class A 4,610 193,943
NBT Bancorp, Inc. 5,629 244,411
Nicolet Bankshares, Inc.* 1,945 155,192
Northeast Bank 1,125 47,363
Northwest Bancshares, Inc.(a) 15,982 223,428
OceanFirst Financial Corp. 9,557 203,086
OFG Bancorp 6,480 178,589
Old National Bancorp 45,689 821,488
Old Second Bancorp, Inc. 6,464 103,683
Origin Bancorp, Inc. 3,749 137,588
Orrstown Financial Services,
Inc. 1,796 41,595

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 125
Common Stocks
Shares Value ($)
Banks
Pacific Premier Bancorp, Inc. 12,560 396,394
Park National Corp.(a) 2,190 308,242
Parke Bancorp, Inc. 1,750 36,295
Pathward Financial, Inc. 3,806 163,848
PCB Bancorp 2,008 35,522
PCSB Financial Corp. 2,550 48,552
Peapack-Gladstone Financial
Corp. 3,016 112,256
Peoples Bancorp, Inc.(a) 4,680 132,210
Peoples Financial Services
Corp. 1,212 62,830
Preferred Bank(a) 1,339 99,916
Premier Financial Corp. 5,970 161,011
Primis Financial Corp. 4,294 50,884
Professional Holding Corp.,
Class A* 1,999 55,452
QCR Holdings, Inc. 2,605 129,312
RBB Bancorp 2,362 49,248
Red River Bancshares, Inc. 824 42,073
Renasant Corp. 7,215 271,212
Republic Bancorp, Inc., Class
A 1,525 62,403
Republic First Bancorp, Inc.* 5,965 12,825
S&T Bancorp, Inc. 4,871 166,491
Sandy Spring Bancorp, Inc. 7,181 252,987
Seacoast Banking Corp. of
Florida 7,835 244,374
ServisFirst Bancshares, Inc. 7,659 527,782
Shore Bancshares, Inc. 2,879 50,181
Sierra Bancorp 2,835 60,215
Silvergate Capital Corp., Class
A* 5,007 87,122
Simmons First National Corp.,
Class A 16,157 348,668
SmartFinancial, Inc. 2,695 74,113
South Plains Financial, Inc. 1,712 47,131
Southern First Bancshares,
Inc.* 1,282 58,651
Southside Bancshares, Inc. 4,157 149,610
SouthState Corp. 11,714 894,481
Stellar Bancorp, Inc.(a) 6,921 203,893
Stock Yards Bancorp, Inc.(a) 4,461 289,876
Summit Financial Group, Inc. 1,823 45,374
Texas Capital Bancshares,
Inc.* 7,800 470,418
Third Coast Bancshares, Inc.* 2,127 39,201
Tompkins Financial Corp. 2,134 165,556
Towne Bank 11,405 351,730
TriCo Bancshares 4,927 251,228
Triumph Financial, Inc.*(a) 3,562 174,075
Trustmark Corp.(a) 8,118 283,399
UMB Financial Corp. 6,973 582,385
United Bankshares, Inc. 19,769 800,447
United Community Banks, Inc. 14,578 492,736
Unity Bancorp, Inc. 1,254 34,272
Univest Financial Corp. 4,830 126,208
USCB Financial Holdings, Inc.* 1,525 18,605
Valley National Bancorp 68,136 770,618
Veritex Holdings, Inc. 6,948 195,100
Washington Federal, Inc. 10,117 339,425
Common Stocks
Shares Value ($)
Banks
Washington Trust Bancorp,
Inc. 3,066 144,654
WesBanco, Inc. 9,273 342,916
West Bancorp, Inc. 2,985 76,267
Westamerica Bancorp 3,401 200,693
34,568,962
Beverages 0 .6%
Celsius Holdings, Inc.*(a) 8,485 882,779
Coca-Cola Consolidated, Inc. 713 365,313
Duckhorn Portfolio, Inc.
(The)*(a) 6,380 105,717
MGP Ingredients, Inc.(a) 2,135 227,121
National Beverage Corp.*(a) 3,610 167,973
Primo Water Corp. 24,122 374,856
Vintage Wine Estates, Inc.*(a) 4,582 14,937
Vita Coco Co., Inc. (The)*(a) 4,335 59,910
2,198,606
Biotechnology 7 .2%
2seventy bio, Inc.* 5,745 53,831
4D Molecular Therapeutics,
Inc.* 4,718 104,787
Aadi Bioscience, Inc.*(a) 2,049 26,289
Absci Corp.*(a) 7,740 16,254
ACADIA Pharmaceuticals,
Inc.* 18,319 291,638
Adicet Bio, Inc.*(a) 4,802 42,930
ADMA Biologics, Inc.* 28,580 110,890
Aerovate Therapeutics,
Inc.*(a) 1,299 38,061
Affimed NV* 20,119 24,948
Agenus, Inc.* 46,385 111,324
Agios Pharmaceuticals, Inc.* 8,317 233,541
Akero Therapeutics, Inc.*(a) 5,318 291,426
Albireo Pharma, Inc.*(a) 2,824 61,027
Alector, Inc.* 9,326 86,079
Alkermes plc* 24,940 651,682
Allogene Therapeutics, Inc.*(a) 11,879 74,719
Allovir, Inc.*(a) 4,329 22,208
Alpine Immune Sciences,
Inc.*(a) 3,399 24,983
ALX Oncology Holdings,
Inc.*(a) 2,997 33,776
Amicus Therapeutics, Inc.* 42,075 513,736
AnaptysBio, Inc.*(a) 3,090 95,759
Anavex Life Sciences
Corp.*(a) 10,469 96,943
Anika Therapeutics, Inc.* 2,268 67,133
Apellis Pharmaceuticals,
Inc.*(a) 14,229 735,782
Arbutus Biopharma Corp.*(a) 16,559 38,582
Arcellx, Inc.*(a) 4,510 139,720
Arcturus Therapeutics
Holdings, Inc.*(a) 3,511 59,547
Arcus Biosciences, Inc.*(a) 7,848 162,297
Arcutis Biotherapeutics,
Inc.*(a) 6,581 97,399
Arrowhead Pharmaceuticals,
Inc.* 15,585 632,128
Atara Biotherapeutics, Inc.*(a) 14,299 46,901

126 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Aura Biosciences, Inc.*(a) 2,593 27,227
Aurinia Pharmaceuticals, Inc.* 19,968 86,262
Avid Bioservices, Inc.*(a) 9,101 125,321
Avidity Biosciences, Inc.*(a) 7,859 174,391
Beam Therapeutics, Inc.*(a) 9,622 376,316
BioCryst Pharmaceuticals,
Inc.*(a) 28,209 323,839
Biohaven Ltd.*(a) 9,634 133,720
Bioxcel Therapeutics, Inc.*(a) 3,017 64,805
Bluebird Bio, Inc.*(a) 12,824 88,742
Blueprint Medicines Corp.*(a) 9,160 401,300
Bridgebio Pharma, Inc.*(a) 16,315 124,320
C4 Therapeutics, Inc.*(a) 6,640 39,176
CareDx, Inc.*(a) 7,967 90,903
Caribou Biosciences, Inc.*(a) 8,236 51,722
Catalyst Pharmaceuticals,
Inc.* 14,754 274,424
Celldex Therapeutics, Inc.*(a) 7,022 312,971
Celularity, Inc., Class A*(a) 8,492 10,955
Century Therapeutics, Inc.*(a) 3,114 15,975
Cerevel Therapeutics
Holdings, Inc.*(a) 8,759 276,259
Chimerix, Inc.* 13,749 25,573
Chinook Therapeutics, Inc.*(a) 7,703 201,819
Cogent Biosciences, Inc.*(a) 10,024 115,877
Coherus Biosciences, Inc.*(a) 11,117 88,047
Crinetics Pharmaceuticals,
Inc.*(a) 7,841 143,490
CTI BioPharma Corp.*(a) 14,698 88,335
Cullinan Oncology, Inc.* 4,475 47,211
Cytokinetics, Inc.*(a) 12,518 573,575
Day One Biopharmaceuticals,
Inc.*(a) 4,385 94,365
Deciphera Pharmaceuticals,
Inc.* 7,241 118,680
Denali Therapeutics, Inc.* 16,612 461,980
Design Therapeutics, Inc.*(a) 5,087 52,193
Dynavax Technologies Corp.* 18,028 191,818
Dyne Therapeutics, Inc.* 4,817 55,829
Eagle Pharmaceuticals, Inc.* 1,467 42,880
Editas Medicine, Inc.*(a) 10,316 91,503
Eiger BioPharmaceuticals,
Inc.* 5,797 6,840
Emergent BioSolutions, Inc.* 8,008 94,574
Enanta Pharmaceuticals, Inc.* 3,088 143,654
Enochian Biosciences, Inc.*(a) 2,796 2,880
EQRx, Inc.*(a) 31,824 78,287
Erasca, Inc.* 10,168 43,824
Fate Therapeutics, Inc.*(a) 12,709 128,234
FibroGen, Inc.* 13,544 216,975
Foghorn Therapeutics, Inc.*(a) 3,074 19,612
Gelesis Holdings, Inc.*(a) 3,276 951
Generation Bio Co.*(a) 6,803 26,736
Geron Corp.*(a) 53,459 129,371
Gossamer Bio, Inc.*(a) 10,149 22,023
GreenLight Biosciences
Holdings PBC*(a) 16,160 19,069
Halozyme Therapeutics,
Inc.*(a) 20,246 1,151,997
Heron Therapeutics, Inc.*(a) 16,678 41,695
Common Stocks
Shares Value ($)
Biotechnology
HilleVax, Inc.*(a) 2,598 43,465
Humacyte, Inc.*(a) 8,759 18,481
Icosavax, Inc.*(a) 3,666 29,108
Ideaya Biosciences, Inc.* 6,742 122,502
IGM Biosciences, Inc.*(a) 1,444 24,562
Imago Biosciences, Inc.* 4,028 144,807
ImmunityBio, Inc.*(a) 12,164 61,671
ImmunoGen, Inc.* 32,503 161,215
Immunovant, Inc.*(a) 6,787 120,469
Inhibrx, Inc.*(a) 4,985 122,830
Inovio Pharmaceuticals,
Inc.*(a) 37,587 58,636
Insmed, Inc.*(a) 20,627 412,127
Instil Bio, Inc.* 9,845 6,202
Intellia Therapeutics, Inc.* 12,972 452,593
Intercept Pharmaceuticals,
Inc.*(a) 3,814 47,179
Invivyd, Inc.*(a) 7,781 11,671
Iovance Biotherapeutics, Inc.* 23,329 149,072
Ironwood Pharmaceuticals,
Inc.*(a) 20,692 256,374
iTeos Therapeutics, Inc.* 3,621 70,718
IVERIC bio, Inc.*(a) 20,518 439,290
Janux Therapeutics, Inc.* 2,457 32,359
Jounce Therapeutics, Inc.* 6,488 7,202
KalVista Pharmaceuticals,
Inc.*(a) 3,916 26,472
Karuna Therapeutics, Inc.* 4,605 904,882
Karyopharm Therapeutics,
Inc.* 12,005 40,817
Keros Therapeutics, Inc.* 2,909 139,690
Kezar Life Sciences, Inc.* 7,677 54,046
Kiniksa Pharmaceuticals Ltd.,
Class A* 4,527 67,814
Kinnate Biopharma, Inc.*(a) 4,134 25,217
Kodiak Sciences, Inc.* 5,383 38,542
Kronos Bio, Inc.*(a) 6,987 11,319
Krystal Biotech, Inc.*(a) 3,230 255,881
Kura Oncology, Inc.*(a) 10,131 125,726
Kymera Therapeutics, Inc.*(a) 5,635 140,650
Lexicon Pharmaceuticals, Inc.* 12,745 24,343
Lyell Immunopharma, Inc.*(a) 25,780 89,457
MacroGenics, Inc.* 9,907 66,476
Madrigal Pharmaceuticals,
Inc.*(a) 1,930 560,182
MannKind Corp.*(a) 38,727 204,091
MeiraGTx Holdings plc* 4,544 29,627
Mersana Therapeutics, Inc.* 13,646 79,966
MiMedx Group, Inc.*(a) 17,207 47,835
Mirum Pharmaceuticals, Inc.* 2,849 55,555
Monte Rosa Therapeutics,
Inc.*(a) 4,852 36,924
Morphic Holding, Inc.* 3,884 103,897
Myriad Genetics, Inc.*(a) 12,039 174,686
Nkarta, Inc.*(a) 4,587 27,476
Nurix Therapeutics, Inc.* 7,332 80,505
Nuvalent, Inc., Class A*(a) 3,069 91,395
Ocugen, Inc.*(a) 30,519 39,675
Organogenesis Holdings, Inc.* 10,831 29,135
Outlook Therapeutics, Inc.*(a) 17,792 19,215

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 127
Common Stocks
Shares Value ($)
Biotechnology
Pardes Biosciences, Inc.* 4,009 6,775
PepGen, Inc.*(a) 2,255 30,149
PMV Pharmaceuticals, Inc.*(a) 5,949 51,756
Point Biopharma Global, Inc.* 12,938 94,318
Praxis Precision Medicines,
Inc.*(a) 7,741 18,424
Precigen, Inc.*(a) 13,762 20,918
Prime Medicine, Inc.*(a) 1,589 29,524
Prometheus Biosciences, Inc.* 5,300 583,000
Protagonist Therapeutics, Inc.* 7,247 79,065
Prothena Corp. plc* 5,614 338,244
PTC Therapeutics, Inc.*(a) 10,758 410,633
Rallybio Corp.*(a) 2,315 15,210
RAPT Therapeutics, Inc.*(a) 4,266 84,467
Recursion Pharmaceuticals,
Inc., Class A* 21,265 163,953
REGENXBIO, Inc.* 6,273 142,272
Relay Therapeutics, Inc.*(a) 12,982 193,951
Replimune Group, Inc.* 6,149 167,253
REVOLUTION Medicines,
Inc.*(a) 11,425 272,143
Rigel Pharmaceuticals, Inc.* 25,206 37,809
Rocket Pharmaceuticals,
Inc.*(a) 8,228 161,022
Sage Therapeutics, Inc.* 7,886 300,772
Sana Biotechnology, Inc.*(a) 14,262 56,335
Sangamo Therapeutics, Inc.* 20,702 65,004
Seres Therapeutics, Inc.* 10,161 56,902
Sorrento Therapeutics, Inc.*(a) 70,470 62,436
SpringWorks Therapeutics,
Inc.*(a) 5,540 144,095
Stoke Therapeutics, Inc.*(a) 3,399 31,373
Sutro Biopharma, Inc.* 8,373 67,654
Syndax Pharmaceuticals, Inc.* 8,036 204,516
Talaris Therapeutics, Inc.*(a) 3,651 3,724
Tango Therapeutics, Inc.*(a) 7,537 54,643
Tenaya Therapeutics, Inc.* 3,932 7,903
TG Therapeutics, Inc.*(a) 20,731 245,248
Travere Therapeutics, Inc.*(a) 9,342 196,462
Twist Bioscience Corp.*(a) 8,577 204,218
Tyra Biosciences, Inc.* 2,673 20,315
Vanda Pharmaceuticals, Inc.* 7,930 58,603
Vaxart, Inc.*(a) 19,106 18,359
Vaxcyte, Inc.*(a) 10,924 523,806
VBI Vaccines, Inc.*(a) 24,837 9,714
Vera Therapeutics, Inc.*(a) 2,154 41,680
Veracyte, Inc.*(a) 10,971 260,342
Vericel Corp.* 7,378 194,337
Verve Therapeutics, Inc.*(a) 7,211 139,533
Vir Biotechnology, Inc.* 10,998 278,359
Viridian Therapeutics, Inc.*(a) 5,761 168,279
VistaGen Therapeutics,
Inc.*(a) 31,574 3,252
Xencor, Inc.* 8,691 226,314
Y-mAbs Therapeutics, Inc.* 5,203 25,391
Zentalis Pharmaceuticals,
Inc.*(a) 7,107 143,135
25,602,464
Common Stocks
Shares Value ($)
Building Products 1 .3%
AAON, Inc. 6,648 500,727
American Woodmark Corp.* 2,566 125,375
Apogee Enterprises, Inc. 3,316 147,429
Caesarstone Ltd. 4,132 23,594
CSW Industrials, Inc. 2,185 253,307
Gibraltar Industries, Inc.* 4,846 222,334
Griffon Corp. 6,985 249,993
Insteel Industries, Inc. 2,861 78,735
Janus International Group,
Inc.* 12,267 116,782
JELD-WEN Holding, Inc.* 12,668 122,246
Masonite International Corp.* 3,388 273,107
PGT Innovations, Inc.* 8,575 154,007
Quanex Building Products
Corp. 5,079 120,271
Resideo Technologies, Inc.* 21,982 361,604
Simpson Manufacturing Co.,
Inc. 6,519 577,974
UFP Industries, Inc. 9,119 722,681
View, Inc.*(a) 15,069 14,540
Zurn Elkay Water Solutions
Corp. 18,839 398,445
4,463,151
Capital Markets 1 .6%
Artisan Partners Asset
Management, Inc., Class
A(a) 9,413 279,566
AssetMark Financial Holdings,
Inc.* 3,270 75,210
Associated Capital Group,
Inc., Class A(a) 224 9,406
B. Riley Financial, Inc.(a) 3,200 109,440
Bakkt Holdings, Inc.*(a) 8,042 9,570
BGC Partners, Inc., Class A 47,547 179,252
Blucora, Inc.* 7,209 184,046
Brightsphere Investment
Group, Inc.(a) 5,181 106,625
Cohen & Steers, Inc. 3,910 252,429
Cowen, Inc., Class A(a) 4,148 160,196
Diamond Hill Investment
Group, Inc. 447 82,704
Donnelley Financial Solutions,
Inc.* 3,918 151,431
Federated Hermes, Inc., Class
B 13,215 479,837
Focus Financial Partners, Inc.,
Class A* 8,969 334,275
GCM Grosvenor, Inc., Class A 6,386 48,597
Hamilton Lane, Inc., Class A 5,540 353,895
Houlihan Lokey, Inc. 7,687 669,999
MarketWise, Inc.*(a) 2,408 4,045
Moelis & Co., Class A(a) 9,827 377,062
Open Lending Corp., Class A* 16,792 113,346
Oppenheimer Holdings, Inc.,
Class A 1,233 52,193
Perella Weinberg Partners(a) 5,841 57,242
Piper Sandler Cos. 2,667 347,217
PJT Partners, Inc., Class A 3,596 264,989

128 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Capital Markets
Sculptor Capital Management,
Inc. 3,968 34,363
Silvercrest Asset Management
Group, Inc., Class A 1,403 26,334
StepStone Group, Inc., Class
A 8,313 209,321
StoneX Group, Inc.* 2,672 254,641
Value Line, Inc. 128 6,513
Victory Capital Holdings, Inc.,
Class A 2,564 68,792
Virtus Investment Partners,
Inc. 1,081 206,947
WisdomTree, Inc.(a) 20,624 112,401
5,621,884
Chemicals 2 .0%
AdvanSix, Inc. 4,179 158,886
American Vanguard Corp. 4,287 93,071
Amyris, Inc.*(a) 31,609 48,362
Aspen Aerogels, Inc.* 4,660 54,941
Avient Corp. 13,915 469,770
Balchem Corp. 4,855 592,844
Cabot Corp.(a) 8,506 568,541
Chase Corp. 1,125 97,042
Danimer Scientific, Inc.*(a) 13,402 23,990
Diversey Holdings Ltd.* 12,443 53,007
Ecovyst, Inc.* 11,054 97,938
FutureFuel Corp. 4,513 36,691
Hawkins, Inc. 2,904 112,094
HB Fuller Co.(a) 8,102 580,265
Ingevity Corp.* 5,708 402,071
Innospec, Inc. 3,751 385,828
Intrepid Potash, Inc.*(a) 1,694 48,906
Koppers Holdings, Inc. 3,052 86,066
Kronos Worldwide, Inc. 3,399 31,951
Livent Corp.*(a) 24,837 493,511
LSB Industries, Inc.*(a) 11,200 148,960
Mativ Holdings, Inc. 8,479 177,211
Minerals Technologies, Inc. 4,908 298,014
Origin Materials, Inc.* 16,210 74,728
Orion Engineered Carbons SA 9,252 164,778
Perimeter Solutions SA*(a) 17,939 163,962
PureCycle Technologies,
Inc.*(a) 15,993 108,113
Quaker Chemical Corp.(a) 2,061 343,981
Rayonier Advanced Materials,
Inc.* 9,740 93,504
Sensient Technologies Corp.
(a) 6,480 472,522
Stepan Co. 3,249 345,889
Tredegar Corp.(a) 4,107 41,974
Trinseo plc(a) 5,321 120,840
Tronox Holdings plc 18,004 246,835
Valhi, Inc. 328 7,216
7,244,302
Commercial Services & Supplies 1 .4%
ABM Industries, Inc.(a) 10,153 450,996
ACCO Brands Corp. 14,310 79,993
ACV Auctions, Inc., Class
A*(a) 17,761 145,818
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Aris Water Solution, Inc., Class
A(a) 3,283 47,308
Brady Corp., Class A(a) 6,979 328,711
BrightView Holdings, Inc.* 6,284 43,297
Brink's Co. (The) 6,903 370,760
Casella Waste Systems, Inc.,
Class A*(a) 7,611 603,628
Cimpress plc*(a) 2,821 77,888
CompX International, Inc. 302 5,581
CoreCivic, Inc.* 17,346 200,520
Deluxe Corp. 6,982 118,554
Ennis, Inc. 3,793 84,053
GEO Group, Inc. (The)*(a) 15,716 172,090
Harsco Corp.* 12,252 77,065
Healthcare Services Group,
Inc.(a) 11,427 137,124
Heritage-Crystal Clean, Inc.* 2,311 75,061
HNI Corp. 6,433 182,890
Interface, Inc. 8,811 86,965
KAR Auction Services, Inc.*(a) 16,621 216,904
Kimball International, Inc.,
Class B 5,672 36,868
Li-Cycle Holdings Corp.*(a) 20,899 99,479
Matthews International Corp.,
Class A 4,561 138,837
MillerKnoll, Inc. 11,639 244,535
Montrose Environmental
Group, Inc.*(a) 4,110 182,443
NL Industries, Inc. 1,817 12,374
Pitney Bowes, Inc.(a) 17,361 65,972
Quad/Graphics, Inc.* 4,927 20,102
SP Plus Corp.* 3,169 110,028
Steelcase, Inc., Class A 13,704 96,887
UniFirst Corp.(a) 2,317 447,158
Viad Corp.* 3,118 76,048
VSE Corp.(a) 1,586 74,352
5,110,289
Communications Equipment 0 .9%
ADTRAN Holdings, Inc.(a) 11,727 220,350
Aviat Networks, Inc.*(a) 1,212 37,802
Calix, Inc.*(a) 8,804 602,458
Cambium Networks Corp.* 1,855 40,198
Casa Systems, Inc.*(a) 5,848 15,965
Clearfield, Inc.*(a) 1,750 164,745
CommScope Holding Co.,
Inc.* 30,954 227,512
Comtech Telecommunications
Corp. 3,842 46,642
Digi International, Inc.* 5,174 189,110
DZS, Inc.* 2,637 33,437
Extreme Networks, Inc.* 19,624 359,316
Harmonic, Inc.*(a) 13,958 182,850
Infinera Corp.*(a) 28,941 195,062
Inseego Corp.*(a) 12,527 10,554
NETGEAR, Inc.* 4,352 78,815
NetScout Systems, Inc.* 10,579 343,923
Ondas Holdings, Inc.*(a) 4,836 7,689
Ribbon Communications, Inc.* 11,604 32,375

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 129
Common Stocks
Shares Value ($)
Communications Equipment
Viavi Solutions, Inc.*(a) 35,128 369,195
3,157,998
Construction & Engineering 1 .6%
Ameresco, Inc., Class A*(a) 4,833 276,158
API Group Corp.* 31,487 592,270
Arcosa, Inc. 7,335 398,584
Argan, Inc. 1,982 73,096
Comfort Systems USA, Inc.(a) 5,374 618,440
Concrete Pumping Holdings,
Inc.* 3,442 20,136
Construction Partners, Inc.,
Class A* 6,004 160,247
Dycom Industries, Inc.*(a) 4,442 415,771
EMCOR Group, Inc. 7,212 1,068,169
Fluor Corp.*(a) 21,686 751,637
Granite Construction, Inc.(a) 6,729 235,986
Great Lakes Dredge & Dock
Corp.*(a) 9,726 57,870
IES Holdings, Inc.* 1,375 48,909
MYR Group, Inc.* 2,523 232,292
Northwest Pipe Co.* 1,527 51,460
NV5 Global, Inc.* 2,052 271,521
Primoris Services Corp. 8,127 178,306
Sterling Infrastructure, Inc.* 4,480 146,944
Tutor Perini Corp.* 6,248 47,172
5,644,968
Construction Materials 0 .2%
Summit Materials, Inc., Class
A*(a) 18,339 520,656
United States Lime & Minerals,
Inc. 276 38,850
559,506
Consumer Finance 0 .7%
Atlanticus Holdings Corp.*(a) 709 18,576
Bread Financial Holdings, Inc. 4,254 160,206
Consumer Portfolio Services,
Inc.*(a) 1,005 8,894
Curo Group Holdings Corp.(a) 2,810 9,976
Encore Capital Group, Inc.*(a) 3,502 167,886
Enova International, Inc.* 4,720 181,106
EZCORP, Inc., Class A*(a) 7,520 61,288
FirstCash Holdings, Inc. 5,743 499,124
Green Dot Corp., Class A* 6,983 110,471
LendingClub Corp.*(a) 16,144 142,067
LendingTree, Inc.* 1,694 36,133
Moneylion, Inc.*(a) 20,448 12,678
Navient Corp. 16,392 269,648
Nelnet, Inc., Class A 2,193 199,015
NerdWallet, Inc., Class A*(a) 4,155 39,888
Oportun Financial Corp.* 3,935 21,682
OppFi, Inc.*(a) 1,958 4,014
PRA Group, Inc.*(a) 5,795 195,755
PROG Holdings, Inc.* 7,559 127,672
Regional Management Corp. 1,214 34,089
Sunlight Financial Holdings,
Inc.*(a) 3,439 4,436
World Acceptance Corp.*(a) 599 39,498
2,344,102
Common Stocks
Shares Value ($)
Containers & Packaging 0 .3%
Cryptyde, Inc.* 2,596 498
Greif, Inc., Class A 3,782 253,621
Greif, Inc., Class B 866 67,747
Myers Industries, Inc. 5,555 123,488
O-I Glass, Inc.* 23,566 390,488
Pactiv Evergreen, Inc. 6,513 73,988
Ranpak Holdings Corp.* 6,398 36,916
TriMas Corp. 6,359 176,399
1,123,145
Distributors 0 .0%
†
Funko, Inc., Class A*(a) 5,186 56,579
Weyco Group, Inc. 835 17,669
74,248
Diversified Consumer Services 0 .9%
2U, Inc.* 11,850 74,300
Adtalem Global Education,
Inc.*(a) 6,907 245,199
American Public Education,
Inc.* 2,939 36,120
Beachbody Co., Inc. (The)*(a) 14,808 7,789
Carriage Services, Inc. 1,904 52,436
Chegg, Inc.* 19,086 482,303
Coursera, Inc.* 17,811 210,704
Duolingo, Inc.*(a) 3,571 254,005
European Wax Center, Inc.,
Class A(a) 3,556 44,272
Frontdoor, Inc.* 12,647 263,058
Graham Holdings Co., Class B 564 340,774
Laureate Education, Inc.,
Class A 20,318 195,459
Nerdy, Inc.*(a) 7,668 17,253
OmniAb, Inc.*∞(a) 871 0
OneSpaWorld Holdings
Ltd.*(a) 10,100 94,233
Perdoceo Education Corp.* 10,063 139,876
Rover Group, Inc.*(a) 14,676 53,861
Strategic Education, Inc.(a) 3,462 271,144
Stride, Inc.*(a) 6,240 195,187
Udemy, Inc.*(a) 11,147 117,601
Universal Technical Institute,
Inc.* 4,584 30,805
Vivint Smart Home, Inc.*(a) 14,400 171,360
WW International, Inc.* 7,355 28,390
3,326,129
Diversified Financial Services 0 .3%
Alerus Financial Corp. 2,453 57,278
A-Mark Precious Metals, Inc.
(a) 2,817 97,834
Banco Latinoamericano de
Comercio Exterior SA, Class
E* 4,252 68,882
Cannae Holdings, Inc.* 10,934 225,787
Compass Diversified Holdings 9,751 177,761
Jackson Financial, Inc., Class
A(a) 11,436 397,858
SWK Holdings Corp.*(a) 504 8,891
1,034,291

130 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Diversified Telecommunication Services 0 .7%
Anterix, Inc.* 2,787 89,658
ATN International, Inc. 1,691 76,619
Bandwidth, Inc., Class A*(a) 3,477 79,797
Charge Enterprises, Inc.*(a) 19,693 24,419
Cogent Communications
Holdings, Inc. 6,513 371,762
Consolidated Communications
Holdings, Inc.* 10,977 39,298
EchoStar Corp., Class A* 5,157 86,019
Globalstar, Inc.*(a) 105,559 140,393
IDT Corp., Class B* 2,263 63,749
Iridium Communications, Inc.* 19,053 979,324
Liberty Latin America Ltd.,
Class A* 5,719 43,064
Liberty Latin America Ltd.,
Class C* 22,563 171,479
Ooma, Inc.* 3,428 46,689
Radius Global Infrastructure,
Inc.*(a) 11,458 135,434
2,347,704
Electric Utilities 0 .8%
ALLETE, Inc.(a) 8,858 571,429
MGE Energy, Inc. 5,668 399,027
Otter Tail Corp.(a) 6,284 368,934
PNM Resources, Inc. 12,963 632,465
Portland General Electric
Co.(a) 13,660 669,340
Via Renewables, Inc. 1,565 7,997
2,649,192
Electrical Equipment 1 .4%
Allied Motion Technologies,
Inc.(a) 2,047 71,256
Array Technologies, Inc.*(a) 23,184 448,147
Atkore, Inc.* 6,278 712,051
AZZ, Inc.(a) 3,716 149,383
Babcock & Wilcox Enterprises,
Inc.* 8,693 50,159
Blink Charging Co.*(a) 5,341 58,591
Bloom Energy Corp., Class
A*(a) 27,444 524,729
Encore Wire Corp.(a) 2,690 370,036
Energy Vault Holdings, Inc.*(a) 11,706 36,523
EnerSys 6,281 463,789
Enovix Corp.*(a) 16,611 206,641
ESS Tech, Inc.*(a) 11,413 27,733
Fluence Energy, Inc.*(a) 5,470 93,810
FTC Solar, Inc.*(a) 6,929 18,570
FuelCell Energy, Inc.*(a) 62,496 173,739
GrafTech International Ltd. 30,135 143,443
Heliogen, Inc.*(a) 17,927 12,517
NuScale Power Corp.*(a) 4,378 44,918
Powell Industries, Inc. 1,410 49,604
Preformed Line Products Co. 325 27,069
Shoals Technologies Group,
Inc., Class A*(a) 21,012 518,366
Stem, Inc.*(a) 21,819 195,062
SunPower Corp.*(a) 12,389 223,374
Thermon Group Holdings, Inc.* 4,842 97,227
TPI Composites, Inc.*(a) 5,357 54,320
Common Stocks
Shares Value ($)
Electrical Equipment
Vicor Corp.* 3,350 180,062
4,951,119
Electronic Equipment, Instruments & Components 2 .3%
908 Devices, Inc.*(a) 3,121 23,782
Advanced Energy Industries,
Inc.(a) 5,714 490,147
Aeva Technologies, Inc.*(a) 15,552 21,151
AEye, Inc.*(a) 15,507 7,453
Akoustis Technologies, Inc.*(a) 6,973 19,664
Arlo Technologies, Inc.* 12,454 43,714
Badger Meter, Inc. 4,447 484,856
Belden, Inc. 6,508 467,925
Benchmark Electronics, Inc. 5,233 139,669
Cepton, Inc.* 4,938 6,271
CTS Corp. 4,815 189,807
ePlus, Inc.* 4,164 184,382
Evolv Technologies Holdings,
Inc.*(a) 11,893 30,803
Fabrinet* 5,638 722,904
FARO Technologies, Inc.* 2,791 82,083
Focus Universal, Inc.*(a) 2,504 16,051
Identiv, Inc.* 3,042 22,024
Insight Enterprises, Inc.*(a) 4,884 489,719
Itron, Inc.*(a) 6,862 347,560
Kimball Electronics, Inc.* 3,649 82,431
Knowles Corp.*(a) 13,721 225,299
Lightwave Logic, Inc.*(a) 17,171 74,007
Methode Electronics, Inc.(a) 5,489 243,547
MicroVision, Inc.*(a) 24,966 58,670
Mirion Technologies, Inc.*(a) 20,385 134,745
Napco Security Technologies,
Inc.* 4,518 124,155
nLight, Inc.* 6,578 66,701
Novanta, Inc.* 5,434 738,318
OSI Systems, Inc.*(a) 2,446 194,506
Ouster, Inc.*(a) 24,318 20,986
PAR Technology Corp.*(a) 3,948 102,924
PC Connection, Inc. 1,712 80,293
Plexus Corp.*(a) 4,146 426,748
Rogers Corp.* 2,849 340,000
Sanmina Corp.*(a) 8,643 495,157
ScanSource, Inc.* 3,827 111,825
SmartRent, Inc.*(a) 19,352 47,025
TTM Technologies, Inc.* 15,371 231,795
Velodyne Lidar, Inc.*(a) 34,223 25,280
Vishay Intertechnology, Inc. 19,809 427,280
Vishay Precision Group, Inc.* 1,897 73,319
8,114,976
Energy Equipment & Services 2 .2%
Archrock, Inc. 20,653 185,464
Borr Drilling Ltd.*(a) 31,057 154,353
Bristow Group, Inc.* 3,589 97,370
Cactus, Inc., Class A 9,091 456,914
ChampionX Corp. 30,584 886,630
Diamond Offshore Drilling,
Inc.* 15,043 156,447
DMC Global, Inc.* 2,871 55,812
Dril-Quip, Inc.* 5,118 139,056
Expro Group Holdings NV* 11,872 215,239

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 131
Common Stocks
Shares Value ($)
Energy Equipment & Services
Helix Energy Solutions Group,
Inc.*(a) 21,967 162,116
Helmerich & Payne, Inc.(a) 15,741 780,281
Liberty Energy, Inc., Class A 21,276 340,629
Nabors Industries Ltd.* 1,389 215,114
National Energy Services
Reunited Corp.* 5,580 38,725
Newpark Resources, Inc.* 13,608 56,473
NexTier Oilfield Solutions, Inc.* 26,592 245,710
Noble Corp. plc* 12,835 484,008
Oceaneering International,
Inc.*(a) 15,327 268,069
Oil States International,
Inc.*(a) 9,662 72,079
Patterson-UTI Energy, Inc.(a) 32,722 551,039
ProFrac Holding Corp., Class
A*(a) 3,550 89,460
ProPetro Holding Corp.*(a) 12,988 134,686
RPC, Inc. 11,489 102,137
Select Energy Services, Inc.,
Class A 11,036 101,973
Solaris Oilfield Infrastructure,
Inc., Class A 4,833 47,992
TETRA Technologies, Inc.* 18,389 63,626
Tidewater, Inc.* 7,059 260,124
US Silica Holdings, Inc.* 11,045 138,063
Valaris Ltd.* 9,320 630,218
Weatherford International plc* 10,702 544,946
7,674,753
Entertainment 0 .3%
Cinemark Holdings, Inc.* 16,505 142,933
IMAX Corp.* 7,051 103,368
Liberty Media Corp.-Liberty
Braves, Class A*(a) 1,614 52,729
Liberty Media Corp.-Liberty
Braves, Class C* 5,704 183,840
Lions Gate Entertainment
Corp., Class A* 8,922 50,945
Lions Gate Entertainment
Corp., Class B* 17,810 96,708
Madison Square Garden
Entertainment Corp.*(a) 4,056 182,398
Marcus Corp. (The)(a) 4,220 60,726
Playstudios, Inc.*(a) 12,938 50,200
Reservoir Media, Inc.*(a) 2,894 17,277
Skillz, Inc.*(a) 50,366 25,510
966,634
Equity Real Estate Investment Trusts (REITs) 5 .7%
Acadia Realty Trust 12,772 183,278
Agree Realty Corp.(a) 13,314 944,362
Alexander & Baldwin, Inc. 10,967 205,412
Alexander's, Inc. 316 69,539
American Assets Trust, Inc. 7,477 198,141
Apartment Investment and
Management Co., Class
A(a) 22,765 162,087
Apple Hospitality REIT, Inc. 32,745 516,716
Armada Hoffler Properties, Inc. 9,835 113,103
Ashford Hospitality Trust, Inc.* 5,953 26,610
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Bluerock Homes Trust, Inc.* 541 11,529
Braemar Hotels & Resorts,
Inc.(a) 9,771 40,159
Brandywine Realty Trust 24,876 152,987
Broadstone Net Lease, Inc. 26,363 427,344
BRT Apartments Corp. 1,783 35,018
CareTrust REIT, Inc. 14,872 276,322
CBL & Associates Properties,
Inc.(a) 4,001 92,343
Centerspace(a) 2,282 133,885
Chatham Lodging Trust(a) 7,180 88,099
City Office REIT, Inc.(a) 6,257 52,434
Clipper Realty, Inc.(a) 2,440 15,616
Community Healthcare Trust,
Inc. 3,592 128,594
Corporate Office Properties
Trust(a) 17,310 449,021
CTO Realty Growth, Inc. 2,645 48,351
DiamondRock Hospitality Co. 31,759 260,106
Diversified Healthcare Trust 34,512 22,322
Easterly Government
Properties, Inc. 13,804 196,983
Elme Communities 13,243 235,725
Empire State Realty Trust,
Inc., Class A(a) 20,410 137,563
Equity Commonwealth 15,970 398,771
Essential Properties Realty
Trust, Inc.(a) 21,423 502,798
Farmland Partners, Inc.(a) 6,978 86,946
Four Corners Property Trust,
Inc.(a) 12,689 329,026
Franklin Street Properties
Corp.(a) 15,660 42,752
Getty Realty Corp.(a) 5,685 192,437
Gladstone Commercial Corp. 5,931 109,724
Gladstone Land Corp. 5,048 92,631
Global Medical REIT, Inc. 9,584 90,856
Global Net Lease, Inc.(a) 15,778 198,329
Hersha Hospitality Trust, Class
A(a) 4,960 42,259
Independence Realty Trust,
Inc.(a) 34,230 577,118
Indus Realty Trust, Inc.(a) 756 47,998
Industrial Logistics Properties
Trust 11,224 36,702
Innovative Industrial
Properties, Inc. 4,270 432,764
InvenTrust Properties Corp. 10,437 247,044
iStar, Inc.(a) 10,483 79,985
Kite Realty Group Trust 33,180 698,439
LTC Properties, Inc. 6,200 220,286
LXP Industrial Trust 41,719 418,024
Macerich Co. (The) 32,612 367,211
National Health Investors, Inc. 6,453 336,976
Necessity Retail REIT, Inc.
(The) 20,010 118,659
NETSTREIT Corp.(a) 8,383 153,660
NexPoint Residential Trust,
Inc. 3,552 154,583

132 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Office Properties Income Trust 7,536 100,606
One Liberty Properties, Inc.(a) 2,400 53,328
Orion Office REIT, Inc.(a) 8,863 75,690
Outfront Media, Inc.(a) 21,535 357,050
Paramount Group, Inc.(a) 29,075 172,706
Pebblebrook Hotel Trust(a) 19,667 263,341
Phillips Edison & Co., Inc.(a) 17,814 567,198
Physicians Realty Trust(a) 34,775 503,194
Piedmont Office Realty Trust,
Inc., Class A 19,094 175,092
Plymouth Industrial REIT, Inc. 5,703 109,384
Postal Realty Trust, Inc., Class
A(a) 2,637 38,316
PotlatchDeltic Corp. 12,158 534,830
Retail Opportunity Investments
Corp. 18,889 283,902
RLJ Lodging Trust 24,285 257,178
RPT Realty 12,791 128,422
Ryman Hospitality Properties,
Inc. 8,180 668,960
Sabra Health Care REIT, Inc. 35,416 440,221
Safehold, Inc.(a) 3,984 114,022
Saul Centers, Inc.(a) 1,707 69,441
Service Properties Trust 25,161 183,424
SITE Centers Corp. 30,619 418,256
STAG Industrial, Inc. 27,743 896,376
Summit Hotel Properties, Inc. 15,401 111,195
Sunstone Hotel Investors, Inc.
(a) 32,151 310,579
Tanger Factory Outlet Centers,
Inc.(a) 15,745 282,465
Terreno Realty Corp. 11,392 647,863
UMH Properties, Inc. 7,833 126,111
Uniti Group, Inc.(a) 36,259 200,512
Universal Health Realty
Income Trust 1,975 94,267
Urban Edge Properties(a) 17,673 249,013
Urstadt Biddle Properties, Inc.,
Class A(a) 4,318 81,826
Veris Residential, Inc.* 13,064 208,110
Whitestone REIT 7,196 69,369
Xenia Hotels & Resorts, Inc. 17,067 224,943
20,216,817
Food & Staples Retailing 0 .6%
Andersons, Inc. (The)(a) 4,948 173,130
Chefs' Warehouse, Inc.
(The)*(a) 5,278 175,652
Fresh Market, Inc. (The)*∞ 120 0
HF Foods Group, Inc.* 4,830 19,610
Ingles Markets, Inc., Class A 2,200 212,212
Natural Grocers by Vitamin
Cottage, Inc. 1,204 11,005
PriceSmart, Inc. 3,717 225,919
Rite Aid Corp.* 8,973 29,970
SpartanNash Co.(a) 5,466 165,292
Sprouts Farmers Market, Inc.* 16,194 524,200
United Natural Foods, Inc.* 8,862 343,048
Village Super Market, Inc.,
Class A 1,136 26,457
Common Stocks
Shares Value ($)
Food & Staples Retailing
Weis Markets, Inc. 2,489 204,820
2,111,315
Food Products 1 .2%
Alico, Inc. 887 21,173
AppHarvest, Inc.*(a) 10,421 5,913
B&G Foods, Inc.(a) 10,724 119,573
Benson Hill, Inc.*(a) 26,419 67,368
Beyond Meat, Inc.*(a) 9,451 116,342
BRC, Inc., Class A*(a) 3,632 22,192
Calavo Growers, Inc. 2,682 78,851
Cal-Maine Foods, Inc. 5,766 313,959
Fresh Del Monte Produce, Inc.
(a) 4,576 119,845
Hain Celestial Group, Inc.
(The)* 13,735 222,232
Hostess Brands, Inc.* 20,257 454,567
J & J Snack Foods Corp.(a) 2,318 347,028
John B Sanfilippo & Son, Inc. 1,363 110,839
Lancaster Colony Corp. 2,969 585,784
Lifecore Biomedical, Inc.* 4,125 26,730
Local Bounti Corp.*(a) 9,523 13,237
Mission Produce, Inc.*(a) 6,053 70,336
Seneca Foods Corp., Class A* 744 45,347
Simply Good Foods Co. (The)* 13,541 514,964
Sovos Brands, Inc.* 5,639 81,032
SunOpta, Inc.* 15,339 129,461
Tattooed Chef, Inc.*(a) 6,849 8,424
Tootsie Roll Industries, Inc. 2,374 101,061
TreeHouse Foods, Inc.* 7,704 380,424
Utz Brands, Inc.(a) 9,806 155,523
Vital Farms, Inc.* 4,710 70,273
Whole Earth Brands, Inc.* 6,000 24,420
4,206,898
Gas Utilities 1 .2%
Brookfield Infrastructure Corp.,
Class A(a) 15,052 585,523
Chesapeake Utilities Corp. 2,250 265,905
New Jersey Resources Corp.
(a) 14,797 734,227
Northwest Natural Holding Co. 5,400 256,986
ONE Gas, Inc. 8,235 623,554
South Jersey Industries, Inc. 18,780 667,253
Southwest Gas Holdings, Inc.
(a) 10,283 636,312
Spire, Inc.(a) 7,951 547,506
4,317,266
Health Care Equipment & Supplies 3 .8%
Alphatec Holdings, Inc.*(a) 11,041 136,356
AngioDynamics, Inc.* 5,579 76,823
Artivion, Inc.*(a) 5,629 68,223
AtriCure, Inc.*(a) 6,909 306,621
Atrion Corp. 209 116,925
Avanos Medical, Inc.* 6,920 187,255
Axogen, Inc.* 6,418 64,052
Axonics, Inc.*(a) 7,421 464,035
Bioventus, Inc., Class A*(a) 4,749 12,395
Butterfly Network, Inc.*(a) 20,083 49,404
Cardiovascular Systems, Inc.* 5,974 81,366

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 133
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Cerus Corp.* 25,100 91,615
CONMED Corp.(a) 4,430 392,675
Cue Health, Inc.*(a) 17,497 36,219
Cutera, Inc.*(a) 2,518 111,346
Embecta Corp.(a) 8,813 222,881
Figs, Inc., Class A*(a) 19,898 133,913
Glaukos Corp.* 6,959 303,969
Haemonetics Corp.* 7,786 612,369
Heska Corp.*(a) 1,416 88,019
Inari Medical, Inc.*(a) 7,314 464,878
Inogen, Inc.* 3,620 71,350
Inspire Medical Systems, Inc.* 4,308 1,085,099
Integer Holdings Corp.* 5,031 344,422
iRadimed Corp. 1,046 29,591
iRhythm Technologies, Inc.*(a) 4,623 433,036
Lantheus Holdings, Inc.*(a) 10,478 533,959
LeMaitre Vascular, Inc. 2,916 134,194
LivaNova plc* 8,267 459,149
Meridian Bioscience, Inc.* 6,508 216,131
Merit Medical Systems, Inc.* 8,566 604,931
Mesa Laboratories, Inc.(a) 782 129,976
Nano-X Imaging Ltd.*(a) 7,183 53,011
Neogen Corp.* 33,169 505,164
Nevro Corp.*(a) 5,435 215,226
NuVasive, Inc.* 7,973 328,806
Omnicell, Inc.* 6,707 338,167
OraSure Technologies, Inc.* 11,118 53,589
Orthofix Medical, Inc.* 2,773 56,930
OrthoPediatrics Corp.* 2,322 92,253
Outset Medical, Inc.*(a) 7,395 190,939
Owlet, Inc.*(a) 3,132 1,751
Paragon 28, Inc.*(a) 6,915 132,146
PROCEPT BioRobotics
Corp.*(a) 3,976 165,163
Pulmonx Corp.* 5,192 43,769
RxSight, Inc.* 2,913 36,908
SeaSpine Holdings Corp.* 5,414 45,207
Senseonics Holdings, Inc.*(a) 69,573 71,660
Shockwave Medical, Inc.* 5,420 1,114,406
SI-BONE, Inc.*(a) 5,164 70,230
Sight Sciences, Inc.*(a) 3,037 37,082
Silk Road Medical, Inc.* 5,735 303,095
STAAR Surgical Co.* 7,362 357,351
Surmodics, Inc.* 2,093 71,413
Tactile Systems Technology,
Inc.* 2,819 32,362
TransMedics Group, Inc.* 4,698 289,961
Treace Medical Concepts,
Inc.* 4,938 113,525
UFP Technologies, Inc.* 1,040 122,606
Utah Medical Products, Inc. 536 53,884
Varex Imaging Corp.*(a) 5,683 115,365
Vicarious Surgical, Inc.*(a) 7,718 15,590
ViewRay, Inc.* 22,441 100,536
Zimvie, Inc.* 2,944 27,497
Zynex, Inc.(a) 3,154 43,872
13,262,641
Health Care Providers & Services 2 .7%
1Life Healthcare, Inc.* 27,563 460,578
Common Stocks
Shares Value ($)
Health Care Providers & Services
23andMe Holding Co.*(a) 39,371 85,041
Accolade, Inc.*(a) 10,188 79,364
AdaptHealth Corp.*(a) 10,982 211,074
Addus HomeCare Corp.*(a) 2,340 232,807
Agiliti, Inc.*(a) 4,287 69,921
AirSculpt Technologies, Inc.(a) 2,144 7,933
Alignment Healthcare, Inc.*(a) 14,992 176,306
AMN Healthcare Services,
Inc.* 6,621 680,771
Apollo Medical Holdings,
Inc.*(a) 6,003 177,629
ATI Physical Therapy, Inc.* 10,584 3,228
Aveanna Healthcare Holdings,
Inc.* 8,039 6,270
Brookdale Senior Living,
Inc.*(a) 27,491 75,050
Cano Health, Inc.*(a) 24,079 32,988
CareMax, Inc.* 10,307 37,621
Castle Biosciences, Inc.*(a) 3,739 88,016
Clover Health Investments
Corp.*(a) 56,449 52,469
Community Health Systems,
Inc.* 19,521 84,331
CorVel Corp.* 1,358 197,358
Cross Country Healthcare,
Inc.* 5,402 143,531
DocGo, Inc.*(a) 12,130 85,759
Ensign Group, Inc. (The) 8,160 772,018
Fulgent Genetics, Inc.*(a) 3,237 96,398
HealthEquity, Inc.* 12,688 782,088
Hims & Hers Health, Inc.*(a) 18,327 117,476
Innovage Holding Corp.*(a) 2,750 19,745
Invitae Corp.*(a) 37,766 70,245
Joint Corp. (The)* 2,244 31,371
LHC Group, Inc.* 4,559 737,145
LifeStance Health Group,
Inc.*(a) 10,989 54,286
ModivCare, Inc.* 1,927 172,910
National HealthCare Corp. 1,811 107,754
National Research Corp. 2,057 76,726
Oncology Institute, Inc.
(The)*(a) 4,774 7,877
OPKO Health, Inc.*(a) 64,803 81,004
Option Care Health, Inc.* 23,902 719,211
Owens & Minor, Inc.* 11,217 219,068
P3 Health Partners, Inc.*(a) 3,599 6,622
Patterson Cos., Inc. 13,484 377,957
Pediatrix Medical Group,
Inc.*(a) 12,687 188,529
Pennant Group, Inc. (The)* 3,871 42,504
PetIQ, Inc.*(a) 4,561 42,052
Privia Health Group, Inc.*(a) 7,039 159,856
Progyny, Inc.* 11,366 354,051
R1 RCM, Inc.*(a) 22,795 249,605
RadNet, Inc.* 7,676 144,539
Select Medical Holdings Corp.
(a) 15,839 393,282
Sema4 Holdings Corp.* 22,368 5,901
Surgery Partners, Inc.*(a) 7,658 213,352

134 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
US Physical Therapy, Inc.(a) 1,949 157,927
9,389,544
Health Care Technology 0 .5%
Allscripts Healthcare Solutions,
Inc.*(a) 16,541 291,783
American Well Corp., Class
A*(a) 34,238 96,894
Babylon Holdings Ltd., Class
A*(a) 616 4,160
Computer Programs &
Systems, Inc.* 2,114 57,543
Evolent Health, Inc., Class
A*(a) 12,463 349,961
Health Catalyst, Inc.* 8,660 92,056
HealthStream, Inc.* 3,766 93,547
Multiplan Corp.*(a) 59,552 68,485
NextGen Healthcare, Inc.*(a) 8,785 164,982
Nutex Health, Inc.*(a) 38,176 72,534
OptimizeRx Corp.* 2,621 44,033
Pear Therapeutics, Inc.*(a) 11,751 13,866
Phreesia, Inc.*(a) 7,669 248,169
Schrodinger, Inc.*(a) 8,413 157,239
Sharecare, Inc.*(a) 44,962 71,939
Simulations Plus, Inc.(a) 2,343 85,684
1,912,875
Hotels, Restaurants & Leisure 2 .3%
Accel Entertainment, Inc.* 8,663 66,705
Bally's Corp.*(a) 5,509 106,764
Biglari Holdings, Inc., Class B* 109 15,129
BJ's Restaurants, Inc.* 3,506 92,488
Bloomin' Brands, Inc.(a) 13,442 270,453
Bluegreen Vacations Holding
Corp. 1,058 26,408
Bowlero Corp.*(a) 4,466 60,202
Brinker International, Inc.*(a) 6,640 211,882
Century Casinos, Inc.* 3,633 25,540
Cheesecake Factory, Inc.
(The)(a) 7,276 230,722
Chuy's Holdings, Inc.* 2,762 78,165
Cracker Barrel Old Country
Store, Inc.(a) 3,392 321,358
Dave & Buster's
Entertainment, Inc.* 6,502 230,431
Denny's Corp.* 8,313 76,563
Dine Brands Global, Inc.(a) 2,262 146,125
El Pollo Loco Holdings, Inc. 3,196 31,832
Everi Holdings, Inc.* 13,300 190,855
F45 Training Holdings, Inc.*(a) 6,402 18,246
First Watch Restaurant Group,
Inc.* 2,198 29,739
Full House Resorts, Inc.*(a) 5,321 40,014
Golden Entertainment, Inc.* 3,057 114,332
Hilton Grand Vacations, Inc.* 13,098 504,797
Inspirato, Inc.* 3,487 4,150
Inspired Entertainment, Inc.* 3,133 39,695
International Game
Technology plc 15,017 340,586
Jack in the Box, Inc.(a) 3,206 218,745
Krispy Kreme, Inc.(a) 11,158 115,151
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Kura Sushi USA, Inc., Class A* 670 31,946
Life Time Group Holdings,
Inc.* 6,396 76,496
Light & Wonder, Inc.* 14,414 844,660
Lindblad Expeditions Holdings,
Inc.*(a) 5,597 43,097
Monarch Casino & Resort,
Inc.* 2,042 157,009
NEOGAMES SA* 1,917 23,368
Noodles & Co., Class A* 6,632 36,410
ONE Group Hospitality, Inc.
(The)* 3,598 22,667
Papa John's International, Inc.
(a) 5,027 413,772
Portillo's, Inc., Class A*(a) 4,218 68,838
RCI Hospitality Holdings, Inc. 1,287 119,935
Red Rock Resorts, Inc., Class
A 7,883 315,399
Rush Street Interactive, Inc.* 8,632 30,989
Ruth's Hospitality Group, Inc. 4,848 75,047
SeaWorld Entertainment, Inc.* 6,072 324,913
Shake Shack, Inc., Class A*(a) 5,677 235,766
Sonder Holdings, Inc.*(a) 26,769 33,194
Sweetgreen, Inc., Class A*(a) 13,481 115,532
Target Hospitality Corp.* 4,322 65,435
Texas Roadhouse, Inc. 10,255 932,692
Vacasa, Inc., Class A*(a) 15,719 19,806
Wingstop, Inc.(a) 4,564 628,098
Xponential Fitness, Inc., Class
A* 2,724 62,461
8,284,607
Household Durables 1 .6%
Aterian, Inc.*(a) 8,616 6,637
Beazer Homes USA, Inc.* 4,279 54,600
Cavco Industries, Inc.* 1,356 306,795
Century Communities, Inc.(a) 4,313 215,693
Dream Finders Homes, Inc.,
Class A*(a) 2,965 25,677
Ethan Allen Interiors, Inc. 3,271 86,420
GoPro, Inc., Class A* 20,161 100,402
Green Brick Partners, Inc.*(a) 4,029 97,623
Helen of Troy Ltd.* 3,639 403,601
Hovnanian Enterprises, Inc.,
Class A* 776 32,654
Installed Building Products,
Inc.(a) 3,617 309,615
iRobot Corp.*(a) 4,127 198,632
KB Home 11,838 377,040
Landsea Homes Corp.* 1,280 6,669
La-Z-Boy, Inc. 6,614 150,931
Legacy Housing Corp.* 1,495 28,345
LGI Homes, Inc.*(a) 3,123 289,190
Lifetime Brands, Inc. 1,691 12,835
Lovesac Co. (The)* 2,163 47,608
M/I Homes, Inc.* 4,045 186,798
MDC Holdings, Inc. 8,923 281,967
Meritage Homes Corp.* 5,497 506,823
Purple Innovation, Inc.*(a) 8,758 41,951
Skyline Champion Corp.* 8,080 416,201

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 135
Common Stocks
Shares Value ($)
Household Durables
Snap One Holdings Corp.*(a) 2,953 21,882
Sonos, Inc.*(a) 19,749 333,758
Taylor Morrison Home Corp.,
Class A* 15,852 481,108
Traeger, Inc.* 4,347 12,259
Tri Pointe Homes, Inc.* 15,325 284,892
Tupperware Brands Corp.* 6,999 28,976
Universal Electronics, Inc.* 1,713 35,648
Vizio Holding Corp., Class
A*(a) 10,204 75,612
Vuzix Corp.*(a) 8,846 32,199
Weber, Inc., Class A(a) 4,029 32,433
5,523,474
Household Products 0 .3%
Central Garden & Pet Co.*(a) 1,485 55,613
Central Garden & Pet Co.,
Class A* 6,214 222,461
Energizer Holdings, Inc.(a) 10,381 348,283
WD-40 Co. 2,081 335,478
961,835
Independent Power and Renewable Electricity Producers
0 .5%
Altus Power, Inc.*(a) 6,998 45,627
Clearway Energy, Inc., Class A 5,358 160,311
Clearway Energy, Inc., Class
C(a) 12,603 401,658
Montauk Renewables, Inc.* 9,856 108,712
Ormat Technologies, Inc.(a) 7,534 651,540
Sunnova Energy International,
Inc.*(a) 15,183 273,446
1,641,294
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A 3,942 74,070
Insurance 2 .1%
Ambac Financial Group, Inc.* 6,774 118,139
American Equity Investment
Life Holding Co. 10,924 498,353
AMERISAFE, Inc. 3,060 159,028
Argo Group International
Holdings Ltd. 4,983 128,811
Bright Health Group, Inc.*(a) 27,312 17,750
BRP Group, Inc., Class A*(a) 9,346 234,958
CNO Financial Group, Inc. 17,824 407,278
Crawford & Co., Class A 2,944 16,369
Donegal Group, Inc., Class A 3,095 43,949
eHealth, Inc.* 3,787 18,329
Employers Holdings, Inc. 3,719 160,400
Enstar Group Ltd.* 1,764 407,555
Genworth Financial, Inc.,
Class A* 66,204 350,219
Goosehead Insurance, Inc.,
Class A* 2,970 101,990
Greenlight Capital Re Ltd.,
Class A* 3,637 29,641
HCI Group, Inc.(a) 1,022 40,461
Hippo Holdings, Inc.*(a) 2,800 38,080
Horace Mann Educators Corp. 5,449 203,629
Common Stocks
Shares Value ($)
Insurance
Investors Title Co. 216 31,871
James River Group Holdings
Ltd.(a) 4,775 99,845
Kinsale Capital Group, Inc. 3,313 866,416
Lemonade, Inc.*(a) 7,413 101,410
MBIA, Inc.* 7,171 92,147
Mercury General Corp. 4,211 144,016
National Western Life Group,
Inc., Class A 398 111,838
NI Holdings, Inc.* 1,529 20,290
Oscar Health, Inc., Class A* 17,870 43,960
Palomar Holdings, Inc.* 3,680 166,189
ProAssurance Corp. 7,170 125,260
RLI Corp. 5,988 786,045
Root, Inc., Class A*(a) 1,097 4,925
Safety Insurance Group, Inc. 1,931 162,706
Selective Insurance Group,
Inc.(a) 9,205 815,655
Selectquote, Inc.* 28,359 19,054
SiriusPoint Ltd.* 13,682 80,724
Stewart Information Services
Corp. 3,485 148,914
Tiptree, Inc. 3,884 53,755
Trean Insurance Group, Inc.* 3,288 19,728
Trupanion, Inc.*(a) 6,003 285,323
United Fire Group, Inc.(a) 3,036 83,065
Universal Insurance Holdings,
Inc. 3,617 38,304
7,276,379
Interactive Media & Services 0 .7%
Arena Group Holdings, Inc.
(The)*(a) 1,604 17,018
Bumble, Inc., Class A*(a) 13,236 278,618
Cargurus, Inc.* 15,753 220,699
Cars.com, Inc.*(a) 10,223 140,771
DHI Group, Inc.* 6,050 32,004
Eventbrite, Inc., Class A*(a) 12,239 71,721
EverQuote, Inc., Class A*(a) 2,800 41,272
fuboTV, Inc.*(a) 29,778 51,814
Leafly Holdings, Inc.* 1,060 691
MediaAlpha, Inc., Class A* 3,888 38,686
Outbrain, Inc.* 5,650 20,453
QuinStreet, Inc.*(a) 7,742 111,098
Shutterstock, Inc. 3,736 196,962
TrueCar, Inc.* 12,691 31,854
Vimeo, Inc.* 21,515 73,796
Vinco Ventures, Inc.*(a) 41,103 19,072
Wejo Group Ltd.*(a) 4,720 2,270
Yelp, Inc.* 10,416 284,773
Ziff Davis, Inc.* 7,008 554,333
ZipRecruiter, Inc., Class A* 11,321 185,891
2,373,796
Internet & Direct Marketing Retail 0 .3%
1-800-Flowers.com, Inc.,
Class A* 4,483 42,857
1stdibs.com, Inc.* 3,895 19,787
aka Brands Holding Corp.*(a) 1,357 1,723
BARK, Inc.*(a) 16,238 24,195
CarParts.com, Inc.* 7,011 43,889

136 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
ContextLogic, Inc., Class A* 85,200 41,552
Duluth Holdings, Inc., Class
B*(a) 1,620 10,012
Groupon, Inc.*(a) 2,990 25,654
Lands' End, Inc.* 2,516 19,096
Liquidity Services, Inc.* 3,529 49,618
Lulu's Fashion Lounge
Holdings, Inc.*(a) 2,363 5,931
Overstock.com, Inc.*(a) 6,544 126,692
PetMed Express, Inc.(a) 2,969 52,551
Porch Group, Inc.*(a) 13,709 25,773
Poshmark, Inc., Class A* 7,031 125,714
Quotient Technology, Inc.* 11,856 40,666
Qurate Retail, Inc., Series A* 54,204 88,353
RealReal, Inc. (The)*(a) 11,212 14,015
Rent the Runway, Inc., Class
A*(a) 6,610 20,160
Revolve Group, Inc.*(a) 6,307 140,394
RumbleON, Inc., Class B*(a) 1,465 9,479
Stitch Fix, Inc., Class A*(a) 12,249 38,094
ThredUp, Inc., Class A*(a) 8,306 10,881
Vivid Seats, Inc., Class A*(a) 3,500 25,550
Xometry, Inc., Class A*(a) 5,187 167,177
1,169,813
IT Services 2 .0%
AvidXchange Holdings, Inc.* 22,590 224,545
BigCommerce Holdings, Inc.,
Series 1* 10,316 90,162
Brightcove, Inc.* 6,532 34,162
Cantaloupe, Inc.* 9,085 39,520
Cass Information Systems,
Inc. 2,127 97,459
Cerberus Cyber Sentinel
Corp.*(a) 6,463 16,481
Conduent, Inc.* 26,608 107,762
CSG Systems International,
Inc. 4,840 276,848
Cyxtera Technologies, Inc.*(a) 6,023 11,564
DigitalOcean Holdings, Inc.*(a) 10,758 274,006
Edgio, Inc.*(a) 21,367 24,145
EVERTEC, Inc.(a) 9,274 300,292
Evo Payments, Inc., Class A* 7,160 242,294
ExlService Holdings, Inc.* 4,938 836,645
Fastly, Inc., Class A* 17,271 141,450
Flywire Corp.*(a) 8,650 211,666
Grid Dynamics Holdings, Inc.* 8,397 94,214
Hackett Group, Inc. (The) 3,974 80,950
I3 Verticals, Inc., Class A* 3,362 81,831
IBEX Holdings Ltd.* 1,393 34,616
Information Services Group,
Inc. 5,028 23,129
International Money Express,
Inc.*(a) 4,733 115,343
Marqeta, Inc., Class A*(a) 66,159 404,232
Maximus, Inc. 9,265 679,402
MoneyGram International,
Inc.* 14,085 153,386
Paya Holdings, Inc.* 13,282 104,529
Payoneer Global, Inc.* 34,261 187,408
Common Stocks
Shares Value ($)
IT Services
Paysafe Ltd.*(a) 4,316 59,949
Perficient, Inc.*(a) 5,300 370,099
PFSweb, Inc. 2,337 14,373
Priority Technology Holdings,
Inc.*(a) 2,909 15,301
Rackspace Technology,
Inc.*(a) 8,766 25,860
Remitly Global, Inc.*(a) 15,559 178,151
Repay Holdings Corp.*(a) 13,980 112,539
Sabre Corp.*(a) 49,610 306,590
Squarespace, Inc., Class A* 4,740 105,086
StoneCo Ltd., Class A* 42,123 397,641
TTEC Holdings, Inc. 2,933 129,433
Tucows, Inc., Class A*(a) 1,416 48,031
Unisys Corp.* 9,881 50,492
Verra Mobility Corp.*(a) 21,509 297,469
6,999,055
Leisure Products 0 .4%
Acushnet Holdings Corp. 5,072 215,357
AMMO, Inc.*(a) 12,107 20,945
Clarus Corp. 4,367 34,237
Johnson Outdoors, Inc., Class
A 808 53,425
Latham Group, Inc.* 6,923 22,292
Malibu Boats, Inc., Class A* 3,035 161,765
Marine Products Corp.(a) 1,063 12,512
MasterCraft Boat Holdings,
Inc.* 2,527 65,373
Smith & Wesson Brands, Inc. 6,985 60,630
Solo Brands, Inc., Class A*(a) 2,712 10,089
Sturm Ruger & Co., Inc.(a) 2,651 134,194
Topgolf Callaway Brands
Corp.*(a) 21,086 416,448
Vista Outdoor, Inc.* 8,588 209,290
1,416,557
Life Sciences Tools & Services 0 .8%
AbCellera Biologics, Inc.*(a) 31,516 319,257
Adaptive Biotechnologies
Corp.*(a) 17,390 132,860
Akoya Biosciences, Inc.* 2,084 19,944
Alpha Teknova, Inc.* 1,003 5,657
Berkeley Lights, Inc.* 8,112 21,740
BioLife Solutions, Inc.*(a) 5,045 91,819
Bionano Genomics, Inc.*(a) 45,618 66,602
Codexis, Inc.* 8,944 41,679
CryoPort, Inc.*(a) 6,552 113,677
Cytek Biosciences, Inc.*(a) 17,286 176,490
Inotiv, Inc.*(a) 2,544 12,567
MaxCyte, Inc.*(a) 13,228 72,225
Medpace Holdings, Inc.* 3,875 823,089
NanoString Technologies, Inc.* 6,974 55,583
Nautilus Biotechnology,
Inc.*(a) 6,744 12,139
NeoGenomics, Inc.*(a) 19,165 177,085
OmniAb, Inc.*(a) 11,270 40,572
Pacific Biosciences of
California, Inc.*(a) 34,451 281,809
Quanterix Corp.* 5,078 70,330
Quantum-Si, Inc.*(a) 12,923 23,649

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 137
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Science 37 Holdings, Inc.*(a) 8,808 3,657
Seer, Inc.*(a) 7,299 42,334
Singular Genomics Systems,
Inc.*(a) 8,661 17,409
SomaLogic, Inc.*(a) 22,658 56,872
2,679,045
Machinery 3 .8%
3D Systems Corp.*(a) 19,663 145,506
Alamo Group, Inc. 1,542 218,347
Albany International Corp.,
Class A 4,793 472,542
Altra Industrial Motion Corp. 9,873 589,912
Astec Industries, Inc. 3,486 141,741
Barnes Group, Inc.(a) 7,581 309,684
Berkshire Grey, Inc.*(a) 6,967 4,207
Blue Bird Corp.* 2,747 29,420
Chart Industries, Inc.* 6,501 749,110
CIRCOR International, Inc.* 2,754 65,986
Columbus McKinnon Corp. 4,297 139,524
Desktop Metal, Inc., Class
A*(a) 39,475 53,686
Douglas Dynamics, Inc. 3,440 124,390
Energy Recovery, Inc.* 8,221 168,448
Enerpac Tool Group Corp. 8,851 225,258
EnPro Industries, Inc.(a) 3,157 343,134
ESCO Technologies, Inc.(a) 3,996 349,810
Evoqua Water Technologies
Corp.* 17,877 707,929
Fathom Digital Manufacturing
C*(a) 1,466 1,935
Federal Signal Corp. 9,046 420,368
Franklin Electric Co., Inc. 7,042 561,600
Gorman-Rupp Co. (The) 3,482 89,209
Greenbrier Cos., Inc. (The)(a) 4,870 163,291
Helios Technologies, Inc. 4,926 268,171
Hillenbrand, Inc.(a) 10,536 449,571
Hillman Solutions Corp.* 19,888 143,393
Hydrofarm Holdings Group,
Inc.*(a) 7,269 11,267
Hyliion Holdings Corp.*(a) 20,015 46,835
Hyster-Yale Materials
Handling, Inc. 1,524 38,572
Hyzon Motors, Inc.*(a) 12,422 19,254
John Bean Technologies Corp.
(a) 4,831 441,215
Kadant, Inc. 1,771 314,583
Kennametal, Inc. 12,604 303,252
Lightning eMotors, Inc.*(a) 5,539 2,030
Lindsay Corp. 1,666 271,308
Luxfer Holdings plc 4,095 56,183
Manitowoc Co., Inc. (The)* 5,151 47,183
Markforged Holding Corp.*(a) 15,580 18,073
Microvast Holdings, Inc.*(a) 27,301 41,771
Miller Industries, Inc. 1,776 47,348
Mueller Industries, Inc. 8,578 506,102
Mueller Water Products, Inc.,
Class A 23,610 254,044
Nikola Corp.*(a) 52,159 112,663
Omega Flex, Inc. 476 44,420
Common Stocks
Shares Value ($)
Machinery
Proterra, Inc.*(a) 33,872 127,697
Proto Labs, Inc.* 4,092 104,469
RBC Bearings, Inc.*(a) 4,350 910,673
REV Group, Inc. 5,321 67,151
Sarcos Technology and
Robotics Corp.*(a) 20,630 11,580
Shyft Group, Inc. (The)(a) 5,328 132,454
SPX Technologies, Inc.*(a) 6,693 439,396
Standex International Corp. 1,807 185,055
Tennant Co. 2,805 172,704
Terex Corp.(a) 10,166 434,292
Titan International, Inc.* 7,771 119,052
Trinity Industries, Inc. 12,499 369,595
Velo3D, Inc.*(a) 7,977 14,279
Wabash National Corp. 7,309 165,183
Watts Water Technologies,
Inc., Class A 4,190 612,704
Xos, Inc.* 7,742 3,429
13,381,988
Marine 0 .2%
Costamare, Inc.(a) 7,664 71,122
Eagle Bulk Shipping, Inc.(a) 2,033 101,528
Eneti, Inc. 3,231 32,472
Genco Shipping & Trading Ltd. 5,644 86,692
Golden Ocean Group Ltd.(a) 18,960 164,762
Matson, Inc. 5,691 355,744
Safe Bulkers, Inc. 11,382 33,122
845,442
Media 0 .8%
AdTheorent Holding Co.,
Inc.*(a) 5,155 8,557
Advantage Solutions, Inc.*(a) 14,252 29,644
AMC Networks, Inc., Class A* 4,490 70,358
Audacy, Inc.*(a) 15,736 3,542
Boston Omaha Corp., Class A* 3,394 89,941
Cardlytics, Inc.*(a) 5,099 29,472
Clear Channel Outdoor
Holdings, Inc.* 56,095 58,900
Cumulus Media, Inc., Class A* 2,615 16,239
Daily Journal Corp.* 190 47,597
Entravision Communications
Corp., Class A 9,139 43,867
EW Scripps Co. (The), Class
A* 8,854 116,784
Gambling.com Group Ltd.* 1,227 11,227
Gannett Co., Inc.* 20,744 42,110
Gray Television, Inc. 12,338 138,062
iHeartMedia, Inc., Class A* 18,836 115,465
Innovid Corp.*(a) 12,652 21,635
Integral Ad Science Holding
Corp.* 5,557 48,846
John Wiley & Sons, Inc., Class
A(a) 6,715 269,003
Loyalty Ventures, Inc.*(a) 2,838 6,840
Magnite, Inc.* 20,295 214,924
PubMatic, Inc., Class A*(a) 6,755 86,532
Scholastic Corp. 4,572 180,411
Sinclair Broadcast Group, Inc.,
Class A 6,223 96,519

138 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Media
Stagwell, Inc.*(a) 11,786 73,191
TechTarget, Inc.*(a) 4,151 182,893
TEGNA, Inc. 34,123 723,066
Thryv Holdings, Inc.*(a) 3,879 73,701
Urban One, Inc.* 2,869 11,713
WideOpenWest, Inc.*(a) 8,087 73,673
2,884,712
Metals & Mining 1 .6%
5E Advanced Materials,
Inc.*(a) 5,475 43,143
Alpha Metallurgical Resources,
Inc. 2,325 340,357
Arconic Corp.*(a) 15,546 328,953
ATI, Inc.*(a) 18,992 567,101
Carpenter Technology Corp.(a) 7,321 270,438
Century Aluminum Co.* 8,072 66,029
Coeur Mining, Inc.*(a) 42,179 141,721
Commercial Metals Co. 17,759 857,760
Compass Minerals
International, Inc. 5,279 216,439
Constellium SE* 19,529 231,028
Dakota Gold Corp.*(a) 7,187 21,920
Haynes International, Inc. 1,850 84,527
Hecla Mining Co.(a) 84,493 469,781
Hycroft Mining Holding
Corp.*(a) 21,357 11,364
Ivanhoe Electric, Inc.*(a) 2,055 24,968
Kaiser Aluminum Corp. 2,452 186,254
Materion Corp.(a) 3,115 272,594
Novagold Resources, Inc.* 35,876 214,538
Olympic Steel, Inc.(a) 1,447 48,590
Piedmont Lithium, Inc.* 2,686 118,238
PolyMet Mining Corp.*(a) 3,769 9,988
Ramaco Resources, Inc.(a) 3,456 30,378
Ryerson Holding Corp.(a) 2,953 89,358
Schnitzer Steel Industries,
Inc., Class A 3,801 116,501
SunCoke Energy, Inc. 13,176 113,709
TimkenSteel Corp.* 6,756 122,757
Warrior Met Coal, Inc. 7,800 270,192
Worthington Industries, Inc.(a) 4,813 239,254
5,507,880
Mortgage Real Estate Investment Trusts (REITs) 1 .2%
AFC Gamma, Inc.(a) 2,363 37,170
Angel Oak Mortgage, Inc.(a) 1,703 8,055
Apollo Commercial Real
Estate Finance, Inc.(a) 21,477 231,093
Arbor Realty Trust, Inc.(a) 25,012 329,908
Ares Commercial Real Estate
Corp. 7,418 76,331
ARMOUR Residential REIT,
Inc.(a) 20,619 116,085
Blackstone Mortgage Trust,
Inc., Class A(a) 25,835 546,927
BrightSpire Capital, Inc. 14,427 89,880
Broadmark Realty Capital, Inc.
(a) 20,570 73,229
Chicago Atlantic Real Estate
Finance, Inc. 695 10,474
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Chimera Investment Corp.(a) 36,139 198,764
Claros Mortgage Trust, Inc.(a) 13,925 204,837
Dynex Capital, Inc. 6,941 88,290
Ellington Financial, Inc.(a) 8,605 106,444
Franklin BSP Realty Trust, Inc.
(a) 12,406 160,037
Granite Point Mortgage Trust,
Inc.(a) 7,976 42,751
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 13,299 385,405
Invesco Mortgage Capital, Inc.
(a) 5,243 66,743
KKR Real Estate Finance
Trust, Inc.(a) 8,418 117,515
Ladder Capital Corp.(a) 17,723 177,939
MFA Financial, Inc.(a) 15,729 154,928
New York Mortgage Trust, Inc.
(a) 58,135 148,826
Nexpoint Real Estate Finance,
Inc.(a) 1,109 17,622
Orchid Island Capital, Inc.(a) 5,035 52,868
PennyMac Mortgage
Investment Trust(a) 13,481 167,030
Ready Capital Corp.(a) 10,997 122,507
Redwood Trust, Inc.(a) 17,425 117,793
TPG RE Finance Trust, Inc. 10,417 70,731
Two Harbors Investment Corp.
(a) 12,794 201,761
4,121,943
Multiline Retail 0 .1%
Big Lots, Inc.(a) 4,390 64,533
Dillard's, Inc., Class A(a) 597 192,950
Franchise Group, Inc.(a) 4,106 97,805
355,288
Multi-Utilities 0 .5%
Avista Corp. 10,875 482,197
Black Hills Corp.(a) 10,167 715,147
NorthWestern Corp. 8,964 531,924
Unitil Corp. 2,405 123,521
1,852,789
Oil, Gas & Consumable Fuels 4 .5%
Aemetis, Inc.*(a) 4,756 18,834
Alto Ingredients, Inc.* 11,167 32,161
Amplify Energy Corp.*(a) 5,047 44,363
Arch Resources, Inc. 2,265 323,419
Ardmore Shipping Corp.* 6,142 88,506
Battalion Oil Corp.* 611 5,933
Berry Corp. 12,143 97,144
California Resources Corp.(a) 11,328 492,881
Callon Petroleum Co.*(a) 7,541 279,696
Centrus Energy Corp., Class
A*(a) 1,261 40,957
Chord Energy Corp. 6,366 870,932
Civitas Resources, Inc.(a) 11,274 653,103
Clean Energy Fuels Corp.*(a) 25,361 131,877
CNX Resources Corp.* 27,275 459,311
Comstock Resources, Inc.(a) 14,058 192,735

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 139
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
CONSOL Energy, Inc.(a) 5,197 337,805
Crescent Energy Co., Class
A(a) 6,031 72,312
CVR Energy, Inc.(a) 4,713 147,705
Delek US Holdings, Inc. 10,999 296,973
Denbury, Inc.* 7,685 668,749
DHT Holdings, Inc. 21,150 187,812
Dorian LPG Ltd. 4,611 87,378
Earthstone Energy, Inc., Class
A*(a) 6,596 93,861
Empire Petroleum Corp.*(a) 1,530 18,819
Energy Fuels, Inc.*(a) 24,359 151,269
Equitrans Midstream Corp. 62,853 421,115
Excelerate Energy, Inc., Class
A 2,900 72,645
FLEX LNG Ltd.(a) 4,469 146,092
Frontline Ltd.*(a) 18,885 229,264
Gevo, Inc.*(a) 31,213 59,305
Golar LNG Ltd.*(a) 14,681 334,580
Green Plains, Inc.*(a) 5,719 174,430
Gulfport Energy Corp.* 1,709 125,851
HighPeak Energy, Inc.(a) 997 22,801
International Seaways, Inc. 7,499 277,613
Kinetik Holdings, Inc.(a) 2,556 84,553
Kosmos Energy Ltd.* 68,729 437,116
Laredo Petroleum, Inc.*(a) 2,609 134,155
Magnolia Oil & Gas Corp.,
Class A(a) 26,613 624,075
Matador Resources Co.(a) 17,150 981,666
Murphy Oil Corp. 22,540 969,445
NACCO Industries, Inc., Class
A(a) 573 21,774
NextDecade Corp.*(a) 5,940 29,344
Nordic American Tankers Ltd.
(a) 32,211 98,566
Northern Oil and Gas, Inc.(a) 10,005 308,354
Par Pacific Holdings, Inc.* 7,934 184,466
PBF Energy, Inc., Class A(a) 14,979 610,844
Peabody Energy Corp.*(a) 17,967 474,688
Permian Resources Corp.(a) 31,815 299,061
Ranger Oil Corp. 3,014 121,856
REX American Resources
Corp.* 2,466 78,567
Riley Exploration Permian, Inc.
(a) 1,663 48,942
Ring Energy, Inc.*(a) 15,303 37,645
SandRidge Energy, Inc.*(a) 3,038 51,737
Scorpio Tankers, Inc. 7,168 385,423
SFL Corp. Ltd. 16,963 156,399
SilverBow Resources, Inc.*(a) 1,800 50,904
Sitio Royalties Corp.(a) 10,862 313,378
SM Energy Co.(a) 18,569 646,758
Talos Energy, Inc.* 10,153 191,689
Teekay Corp.* 11,342 51,493
Teekay Tankers Ltd., Class A* 3,447 106,202
Tellurian, Inc.*(a) 78,475 131,838
Uranium Energy Corp.*(a) 53,818 208,814
Ur-Energy, Inc.*(a) 34,521 39,699
VAALCO Energy, Inc.(a) 16,270 74,191
Vertex Energy, Inc.*(a) 8,181 50,722
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
W&T Offshore, Inc.* 13,890 77,506
World Fuel Services Corp. 9,550 261,002
16,001,103
Paper & Forest Products 0 .1%
Clearwater Paper Corp.* 2,493 94,260
Glatfelter Corp. 6,936 19,282
Resolute Forest Products,
Inc.* 6,849 147,870
Sylvamo Corp. 5,391 261,949
523,361
Personal Products 0 .7%
Beauty Health Co. (The)*(a) 14,525 132,178
BellRing Brands, Inc.* 20,037 513,749
Edgewell Personal Care Co.(a) 7,855 302,732
elf Beauty, Inc.* 7,535 416,686
Herbalife Nutrition Ltd.*(a) 15,034 223,706
Honest Co., Inc. (The)* 8,985 27,045
Inter Parfums, Inc. 2,737 264,175
Medifast, Inc. 1,690 194,941
Nature's Sunshine Products,
Inc.* 2,114 17,588
Nu Skin Enterprises, Inc.,
Class A 7,533 317,591
Thorne HealthTech, Inc.* 2,706 9,823
USANA Health Sciences, Inc.* 1,692 90,014
Veru, Inc.*(a) 9,756 51,512
2,561,740
Pharmaceuticals 1 .7%
Aclaris Therapeutics, Inc.* 9,972 157,059
Amneal Pharmaceuticals, Inc.* 15,211 30,270
Amphastar Pharmaceuticals,
Inc.* 5,823 163,160
Amylyx Pharmaceuticals,
Inc.*(a) 7,678 283,702
AN2 Therapeutics, Inc.*(a) 1,573 14,991
ANI Pharmaceuticals, Inc.*(a) 1,857 74,707
Arvinas, Inc.*(a) 7,402 253,222
Atea Pharmaceuticals, Inc.* 12,355 59,428
Athira Pharma, Inc.* 4,871 15,441
Axsome Therapeutics, Inc.*(a) 4,887 376,934
Cara Therapeutics, Inc.*(a) 7,085 76,093
Cassava Sciences, Inc.*(a) 5,835 172,366
CinCor Pharma, Inc.* 3,886 47,759
Collegium Pharmaceutical,
Inc.*(a) 5,081 117,879
Corcept Therapeutics, Inc.*(a) 13,256 269,229
DICE Therapeutics, Inc.*(a) 5,406 168,667
Edgewise Therapeutics,
Inc.*(a) 5,735 51,271
Esperion Therapeutics, Inc.*(a) 10,981 68,412
Evolus, Inc.*(a) 5,022 37,715
EyePoint Pharmaceuticals,
Inc.*(a) 3,716 13,006
Fulcrum Therapeutics, Inc.* 6,712 48,863
Harmony Biosciences
Holdings, Inc.* 3,994 220,069
Innoviva, Inc.*(a) 9,456 125,292

140 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Intra-Cellular Therapies,
Inc.*(a) 13,905 735,853
Ligand Pharmaceuticals, Inc.* 2,300 153,640
Liquidia Corp.* 6,752 43,010
Nektar Therapeutics* 27,268 61,626
NGM Biopharmaceuticals,
Inc.* 6,878 34,528
Nuvation Bio, Inc.*(a) 16,468 31,619
Ocular Therapeutix, Inc.* 11,904 33,450
OmniAb, Inc.*∞(a) 871 0
Pacira BioSciences, Inc.* 6,802 262,625
Phathom Pharmaceuticals,
Inc.*(a) 3,549 39,820
Phibro Animal Health Corp.,
Class A 3,214 43,100
Prestige Consumer
Healthcare, Inc.* 7,609 476,323
Provention Bio, Inc.*(a) 9,785 103,427
Reata Pharmaceuticals, Inc.,
Class A*(a) 4,254 161,609
Relmada Therapeutics,
Inc.*(a) 4,102 14,316
Revance Therapeutics, Inc.*(a) 12,288 226,836
SIGA Technologies, Inc.(a) 7,082 52,124
Supernus Pharmaceuticals,
Inc.* 7,462 266,170
Tarsus Pharmaceuticals,
Inc.*(a) 2,565 37,603
Theravance Biopharma, Inc.* 10,140 113,771
Theseus Pharmaceuticals,
Inc.* 2,825 14,069
Third Harmonic Bio, Inc.*(a) 1,848 7,946
Tricida, Inc.*(a) 4,711 720
Ventyx Biosciences, Inc.*(a) 3,806 124,799
Xeris Biopharma Holdings,
Inc.*(a) 18,732 24,914
5,909,433
Professional Services 1 .6%
Alight, Inc., Class A*(a) 51,405 429,746
ASGN, Inc.* 7,519 612,648
Atlas Technical Consultants,
Inc.* 2,940 15,141
Barrett Business Services, Inc. 1,012 94,399
CBIZ, Inc.* 7,402 346,784
CRA International, Inc. 1,036 126,837
Exponent, Inc. 7,782 771,118
First Advantage Corp.* 8,868 115,284
Forrester Research, Inc.* 1,648 58,932
Franklin Covey Co.* 1,797 84,046
Heidrick & Struggles
International, Inc. 3,031 84,777
HireRight Holdings Corp.* 3,000 35,580
Huron Consulting Group, Inc.* 3,021 219,325
ICF International, Inc. 2,804 277,736
Insperity, Inc. 5,550 630,480
Kelly Services, Inc., Class A 5,231 88,404
Kforce, Inc. 3,033 166,299
Korn Ferry(a) 8,157 412,907
Legalzoom.com, Inc.*(a) 14,505 112,269
Common Stocks
Shares Value ($)
Professional Services
Planet Labs PBC*(a) 23,330 101,486
Red Violet, Inc.*(a) 1,341 30,870
Resources Connection, Inc. 5,026 92,378
Skillsoft Corp.*(a) 11,485 14,931
Spire Global, Inc.*(a) 17,696 16,988
Sterling Check Corp.*(a) 3,897 60,287
TriNet Group, Inc.* 5,774 391,477
TrueBlue, Inc.*(a) 4,938 96,686
Upwork, Inc.*(a) 18,585 194,027
Willdan Group, Inc.* 1,740 31,059
5,712,901
Real Estate Management & Development 0 .6%
American Realty Investors,
Inc.*(a) 366 9,388
Anywhere Real Estate, Inc.*(a) 16,668 106,509
Compass, Inc., Class A*(a) 41,527 96,758
Cushman & Wakefield plc*(a) 24,045 299,601
DigitalBridge Group, Inc. 24,401 266,947
Doma Holdings, Inc.*(a) 19,375 8,775
Douglas Elliman, Inc. 11,246 45,771
eXp World Holdings, Inc.(a) 10,878 120,528
Forestar Group, Inc.* 2,702 41,638
FRP Holdings, Inc.* 1,026 55,260
Kennedy-Wilson Holdings, Inc. 18,583 292,311
Marcus & Millichap, Inc. 3,822 131,668
Newmark Group, Inc., Class A 20,996 167,338
Offerpad Solutions, Inc.*(a) 9,659 4,448
RE/MAX Holdings, Inc., Class
A 2,763 51,502
Redfin Corp.*(a) 15,750 66,780
RMR Group, Inc. (The), Class
A 2,293 64,777
St Joe Co. (The) 5,403 208,826
Stratus Properties, Inc. 834 16,088
Tejon Ranch Co.* 3,212 60,514
Transcontinental Realty
Investors, Inc.* 178 7,864
2,123,291
Road & Rail 0 .6%
ArcBest Corp.(a) 3,747 262,440
Bird Global, Inc., Class A*(a) 24,255 4,371
Covenant Logistics Group, Inc. 1,373 47,464
Daseke, Inc.* 5,850 33,286
Heartland Express, Inc. 6,970 106,920
Marten Transport Ltd. 8,779 173,649
PAM Transportation Services,
Inc.* 941 24,372
Saia, Inc.*(a) 4,053 849,833
TuSimple Holdings, Inc., Class
A*(a) 20,598 33,781
Universal Logistics Holdings,
Inc. 1,000 33,440
Werner Enterprises, Inc. 9,697 390,401
1,959,957
Semiconductors & Semiconductor Equipment 2 .5%
ACM Research, Inc., Class A* 7,214 55,620
Alpha & Omega
Semiconductor Ltd.* 3,286 93,881

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 141
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Ambarella, Inc.* 5,529 454,650
Amkor Technology, Inc. 15,507 371,858
Atomera, Inc.*(a) 3,914 24,345
Axcelis Technologies, Inc.* 4,986 395,689
AXT, Inc.* 6,108 26,753
CEVA, Inc.* 3,403 87,049
Cohu, Inc.* 7,196 230,632
Credo Technology Group
Holding Ltd.*(a) 14,595 194,259
Diodes, Inc.* 6,823 519,503
FormFactor, Inc.* 11,936 265,337
Ichor Holdings Ltd.* 4,134 110,874
Impinj, Inc.* 3,272 357,237
indie Semiconductor, Inc.,
Class A*(a) 14,966 87,252
Kulicke & Soffa Industries, Inc.
(a) 8,774 388,337
MACOM Technology Solutions
Holdings, Inc.* 7,759 488,662
MaxLinear, Inc.* 11,013 373,891
Onto Innovation, Inc.* 7,506 511,083
PDF Solutions, Inc.* 4,482 127,827
Photronics, Inc.* 9,073 152,699
Power Integrations, Inc. 8,657 620,880
Rambus, Inc.* 16,371 586,409
Rigetti Computing, Inc.*(a) 12,013 8,760
Rockley Photonics Holdings
Ltd.*(a) 14,422 2,020
Semtech Corp.* 9,663 277,231
Silicon Laboratories, Inc.*(a) 5,054 685,676
SiTime Corp.*(a) 2,499 253,948
SkyWater Technology, Inc.*(a) 1,581 11,241
SMART Global Holdings,
Inc.*(a) 7,403 110,157
Synaptics, Inc.* 6,044 575,147
Transphorm, Inc.* 3,034 16,505
Ultra Clean Holdings, Inc.*(a) 6,898 228,669
Veeco Instruments, Inc.*(a) 7,946 147,637
8,841,718
Software 4 .5%
8x8, Inc.*(a) 16,765 72,425
A10 Networks, Inc. 9,944 165,369
ACI Worldwide, Inc.* 17,341 398,843
Adeia, Inc. 16,113 152,751
Agilysys, Inc.* 3,024 239,319
Alarm.com Holdings, Inc.*(a) 7,282 360,313
Alkami Technology, Inc.*(a) 5,618 81,967
Altair Engineering, Inc., Class
A*(a) 8,048 365,943
American Software, Inc., Class
A 5,153 75,646
Amplitude, Inc., Class A*(a) 8,408 101,569
Appfolio, Inc., Class A*(a) 2,946 310,450
Appian Corp., Class A* 6,061 197,346
Applied Digital Corp.*(a) 10,251 18,862
Arteris, Inc.* 2,394 10,294
Asana, Inc., Class A*(a) 11,532 158,796
Avaya Holdings Corp.*(a) 18,817 3,688
AvePoint, Inc.*(a) 19,753 81,185
Common Stocks
Shares Value ($)
Software
Benefitfocus, Inc.* 4,082 42,698
Blackbaud, Inc.*(a) 7,054 415,198
Blackline, Inc.* 8,458 568,970
Blend Labs, Inc., Class A*(a) 32,202 46,371
Box, Inc., Class A* 21,314 663,505
C3.ai, Inc., Class A* 9,347 104,593
Cerence, Inc.* 6,127 113,533
Cipher Mining, Inc.*(a) 5,528 3,096
Cleanspark, Inc.*(a) 6,475 13,209
Clear Secure, Inc., Class A(a) 9,422 258,446
CommVault Systems, Inc.* 6,854 430,705
Consensus Cloud Solutions,
Inc.*(a) 2,846 153,001
Couchbase, Inc.*(a) 4,401 58,357
CS Disco, Inc.* 3,146 19,883
Cvent Holding Corp.*(a) 6,734 36,364
Digimarc Corp.*(a) 2,116 39,125
Digital Turbine, Inc.* 14,373 219,045
Domo, Inc., Class B* 4,902 69,805
Duck Creek Technologies,
Inc.* 12,045 145,142
E2open Parent Holdings,
Inc.*(a) 31,125 182,704
Ebix, Inc.(a) 4,214 84,111
eGain Corp.* 3,411 30,801
Enfusion, Inc., Class A*(a) 4,360 42,161
EngageSmart, Inc.*(a) 5,284 92,998
Envestnet, Inc.* 7,094 437,700
Everbridge, Inc.* 6,119 181,000
EverCommerce, Inc.*(a) 3,476 25,861
ForgeRock, Inc., Class A*(a) 5,848 133,159
Greenidge Generation
Holdings, Inc.*(a) 1,302 376
Instructure Holdings, Inc.*(a) 2,465 57,780
Intapp, Inc.* 2,199 54,843
InterDigital, Inc.(a) 4,639 229,538
IronNet, Inc.*(a) 9,171 2,109
Kaleyra, Inc.*(a) 4,171 3,150
KnowBe4, Inc., Class A* 11,086 274,711
Latch, Inc.*(a) 15,343 10,892
LivePerson, Inc.* 10,625 107,738
LiveRamp Holdings, Inc.* 10,151 237,939
LiveVox Holdings, Inc.*(a) 4,142 12,302
Marathon Digital Holdings,
Inc.*(a) 18,353 62,767
Matterport, Inc.*(a) 36,076 101,013
MeridianLink, Inc.*(a) 3,451 47,382
MicroStrategy, Inc., Class
A*(a) 1,439 203,719
Mitek Systems, Inc.*(a) 6,057 58,692
Model N, Inc.* 5,556 225,351
Momentive Global, Inc.* 19,529 136,703
N-able, Inc.*(a) 10,323 106,120
NextNav, Inc.*(a) 10,277 30,112
Olo, Inc., Class A*(a) 13,378 83,613
ON24, Inc.* 6,815 58,813
OneSpan, Inc.* 6,006 67,207
PagerDuty, Inc.* 13,381 355,399
PowerSchool Holdings, Inc.,
Class A*(a) 6,977 161,029

142 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
Progress Software Corp. 6,655 335,745
PROS Holdings, Inc.* 6,132 148,762
Q2 Holdings, Inc.*(a) 8,458 227,267
Qualys, Inc.* 5,888 660,810
Rapid7, Inc.*(a) 9,061 307,893
Rimini Street, Inc.* 6,988 26,624
Riot Blockchain, Inc.*(a) 24,515 83,106
Sapiens International Corp.
NV 4,880 90,182
SecureWorks Corp., Class A* 1,886 12,052
ShotSpotter, Inc.* 1,386 46,888
SolarWinds Corp.* 7,763 72,662
Sprout Social, Inc., Class A*(a) 7,166 404,592
SPS Commerce, Inc.* 5,525 709,576
Sumo Logic, Inc.* 18,157 147,072
Telos Corp.* 8,915 45,377
Tenable Holdings, Inc.*(a) 17,089 651,945
Terawulf, Inc.*(a) 3,452 2,298
Upland Software, Inc.* 4,915 35,044
UserTesting, Inc.*(a) 7,680 57,677
Varonis Systems, Inc.* 16,796 402,096
Verint Systems, Inc.* 9,897 359,063
Veritone, Inc.*(a) 5,268 27,920
Viant Technology, Inc., Class
A*(a) 2,617 10,520
Weave Communications,
Inc.*(a) 4,103 18,792
WM Technology, Inc.*(a) 11,545 11,660
Workiva, Inc.*(a) 7,254 609,118
Xperi, Inc.* 6,445 55,491
Yext, Inc.* 17,634 115,150
Zeta Global Holdings Corp.,
Class A* 16,958 138,547
Zuora, Inc., Class A* 18,818 119,683
16,029,217
Specialty Retail 2 .4%
Aaron's Co., Inc. (The) 4,226 50,501
Abercrombie & Fitch Co.,
Class A* 7,463 170,977
Academy Sports & Outdoors,
Inc.(a) 11,817 620,865
American Eagle Outfitters, Inc.
(a) 23,725 331,201
America's Car-Mart, Inc.*(a) 917 66,262
Arko Corp.(a) 12,294 106,466
Asbury Automotive Group,
Inc.*(a) 3,355 601,384
Bed Bath & Beyond, Inc.*(a) 11,592 29,096
Big 5 Sporting Goods Corp.(a) 3,349 29,572
Boot Barn Holdings, Inc.*(a) 4,501 281,402
Buckle, Inc. (The) 4,573 207,385
Build-A-Bear Workshop, Inc.* 2,007 47,847
Caleres, Inc. 5,540 123,431
Camping World Holdings, Inc.,
Class A(a) 5,974 133,340
Cato Corp. (The), Class A 2,624 24,482
Chico's FAS, Inc.* 18,712 92,063
Children's Place, Inc. (The)* 1,935 70,473
Citi Trends, Inc.* 1,148 30,399
Common Stocks
Shares Value ($)
Specialty Retail
Conn's, Inc.* 2,428 16,705
Container Store Group, Inc.
(The)*(a) 5,148 22,188
Designer Brands, Inc., Class A 7,747 75,766
Destination XL Group, Inc.* 8,455 57,071
EVgo, Inc.*(a) 10,397 46,475
Express, Inc.* 9,089 9,271
Foot Locker, Inc. 12,315 465,384
Genesco, Inc.*(a) 1,978 91,027
Group 1 Automotive, Inc. 2,154 388,517
GrowGeneration Corp.*(a) 8,995 35,260
Guess?, Inc.(a) 4,856 100,471
Haverty Furniture Cos., Inc. 2,220 66,378
Hibbett, Inc. 1,935 132,006
JOANN, Inc.(a) 1,605 4,574
LL Flooring Holdings, Inc.* 4,458 25,054
MarineMax, Inc.* 3,049 95,190
Monro, Inc. 4,748 214,610
Murphy USA, Inc. 3,177 888,099
National Vision Holdings,
Inc.*(a) 12,009 465,469
ODP Corp. (The)* 6,133 279,297
OneWater Marine, Inc., Class
A*(a) 1,715 49,049
Party City Holdco, Inc.*(a) 14,742 5,388
Rent-A-Center, Inc. 7,653 172,575
Sally Beauty Holdings, Inc.*(a) 16,094 201,497
Shoe Carnival, Inc. 2,681 64,103
Signet Jewelers Ltd. 7,022 477,496
Sleep Number Corp.*(a) 3,210 83,396
Sonic Automotive, Inc., Class
A 2,742 135,098
Sportsman's Warehouse
Holdings, Inc.* 6,151 57,881
Tile Shop Holdings, Inc.* 5,149 22,553
Tilly's, Inc., Class A* 3,827 34,634
Torrid Holdings, Inc.*(a) 1,699 5,029
TravelCenters of America,
Inc.* 1,995 89,336
Urban Outfitters, Inc.*(a) 9,764 232,871
Volta, Inc.*(a) 17,289 6,144
Warby Parker, Inc., Class A*(a) 12,858 173,454
Winmark Corp. 430 101,407
Zumiez, Inc.*(a) 2,214 48,132
8,456,001
Technology Hardware, Storage & Peripherals 0 .3%
Avid Technology, Inc.*(a) 5,304 141,033
CompoSecure, Inc.*(a) 1,176 5,774
Corsair Gaming, Inc.* 5,852 79,412
Diebold Nixdorf, Inc.*(a) 10,536 14,961
Eastman Kodak Co.*(a) 9,681 29,527
IonQ, Inc.*(a) 18,047 62,262
Super Micro Computer, Inc.* 7,066 580,119
Turtle Beach Corp.* 2,558 18,341
Xerox Holdings Corp. 17,547 256,186
1,187,615
Textiles, Apparel & Luxury Goods 0 .7%
Allbirds, Inc., Class A*(a) 14,980 36,252
Crocs, Inc.* 9,273 1,005,471

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 143
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Ermenegildo Zegna NV(a) 8,920 93,392
Fossil Group, Inc.* 6,867 29,597
G-III Apparel Group Ltd.* 6,462 88,594
Kontoor Brands, Inc.(a) 8,529 341,075
Movado Group, Inc.(a) 2,318 74,756
Oxford Industries, Inc. 2,337 217,762
PLBY Group, Inc.*(a) 6,587 18,114
Rocky Brands, Inc. 1,191 28,132
Steven Madden Ltd. 11,743 375,306
Superior Group of Cos., Inc. 1,903 19,144
Unifi, Inc.* 2,115 18,210
Wolverine World Wide, Inc. 11,638 127,203
2,473,008
Thrifts & Mortgage Finance 1 .3%
Axos Financial, Inc.* 8,603 328,807
Blue Foundry Bancorp*(a) 4,206 54,047
Bridgewater Bancshares, Inc.* 3,221 57,141
Capitol Federal Financial, Inc.
(a) 17,391 150,432
Columbia Financial, Inc.*(a) 5,253 113,570
Enact Holdings, Inc.(a) 4,866 117,368
Essent Group Ltd. 16,495 641,326
Federal Agricultural Mortgage
Corp., Class C 1,389 156,554
Finance of America Cos., Inc.,
Class A*(a) 7,374 9,365
Greene County Bancorp, Inc.
(a) 571 32,787
Hingham Institution for
Savings(a) 263 72,577
Home Bancorp, Inc. 1,225 49,037
Home Point Capital, Inc.(a) 1,076 1,474
Kearny Financial Corp. 9,846 99,937
Luther Burbank Corp. 2,947 32,741
Merchants Bancorp 2,485 60,435
Mr. Cooper Group, Inc.*(a) 10,594 425,137
NMI Holdings, Inc., Class A* 12,643 264,239
Northfield Bancorp, Inc.(a) 6,407 100,782
PennyMac Financial Services,
Inc.(a) 4,203 238,142
Pioneer Bancorp, Inc.*(a) 2,248 25,627
Provident Bancorp, Inc. 2,573 18,731
Provident Financial Services,
Inc. 9,911 211,699
Radian Group, Inc. 24,589 468,912
Southern Missouri Bancorp,
Inc.(a) 1,289 59,075
Sterling Bancorp, Inc.* 3,556 21,656
TrustCo Bank Corp. 2,520 94,727
Velocity Financial, Inc.* 1,120 10,808
Walker & Dunlop, Inc.(a) 4,798 376,547
Waterstone Financial, Inc. 3,461 59,668
WSFS Financial Corp. 8,332 377,773
4,731,121
Tobacco 0 .1%
22nd Century Group, Inc.*(a) 22,706 20,901
Turning Point Brands, Inc. 2,182 47,197
Universal Corp. 3,659 193,232
Common Stocks
Shares Value ($)
Tobacco
Vector Group Ltd.(a) 21,904 259,781
521,111
Trading Companies & Distributors 1 .7%
Alta Equipment Group, Inc. 3,211 42,353
Applied Industrial
Technologies, Inc. 5,837 735,637
Beacon Roofing Supply, Inc.* 7,884 416,196
BlueLinx Holdings, Inc.* 1,371 97,492
Boise Cascade Co. 6,081 417,582
Custom Truck One Source,
Inc.*(a) 9,095 57,480
Distribution Solutions Group,
Inc.* 778 28,677
DXP Enterprises, Inc.*(a) 2,432 67,002
GATX Corp. 5,341 567,962
Global Industrial Co. 1,904 44,801
GMS, Inc.* 6,549 326,140
H&E Equipment Services, Inc. 4,904 222,642
Herc Holdings, Inc.(a) 3,844 505,755
Hudson Technologies, Inc.* 6,555 66,337
Karat Packaging, Inc. 1,070 15,376
McGrath RentCorp 3,668 362,178
MRC Global, Inc.* 12,619 146,128
NOW, Inc.* 16,748 212,700
Rush Enterprises, Inc., Class A 6,284 328,528
Rush Enterprises, Inc., Class
B 1,004 56,495
Textainer Group Holdings Ltd. 6,563 203,519
Titan Machinery, Inc.* 3,102 123,242
Transcat, Inc.*(a) 1,047 74,201
Triton International Ltd. 8,880 610,766
Veritiv Corp. 2,010 244,637
5,973,826
Water Utilities 0 .5%
American States Water Co.(a) 5,683 525,962
Artesian Resources Corp.,
Class A 1,218 71,350
California Water Service
Group(a) 8,326 504,889
Global Water Resources, Inc. 2,173 28,857
Middlesex Water Co. 2,256 177,480
Pure Cycle Corp.* 3,202 33,557
SJW Group 4,149 336,857
York Water Co. (The)(a) 2,067 92,974
1,771,926
Wireless Telecommunication Services 0 .1%
Gogo, Inc.*(a) 7,508 110,818
KORE Group Holdings,
Inc.*(a) 4,965 6,256
Shenandoah
Telecommunications Co.(a) 7,277 115,559
Telephone & Data Systems,
Inc. 15,469 162,270
United States Cellular Corp.* 2,307 48,101
443,004
Total Common Stocks
(cost $294,931,552) 347,990,046

144 - Statement of Investments - December 31, 2022 - NVIT Small Cap Index Fund
Rights 0 .0%
†
Number of
Rights
Value ($)
Biotechnology 0 .0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞(a) 2,552 0
Oncternal Therapeutics, Inc.,
CVR*∞(a) 97 99
99
Pharmaceuticals 0 .0%
†
Zogenix, Inc., CVR*^∞ 7,758 0
Textiles, Apparel & Luxury Goods 0 .0%
†
PLBY Group, Inc., expiring
1/17/2023*∞(a) 4,761 0
Total Rights
(cost $6,480) 99
Repurchase Agreements 5 .0%
Principal
Amount ($)
Bank of America NA,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $4,001,912,
collateralized by U.S.
Government Agency
Securities, 3.00%,
maturing 12/20/2047 -
9/20/2049; total market
value $4,080,000.(b)(c) 4,000,000 4,000,000
BofA Securities, Inc.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,000,478,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.50%, maturing
11/20/2049 - 7/20/2051;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $3,801,200,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072;
total market value
$3,875,372.(b)(c) 3,799,384 3,799,384
Repurchase Agreements
Principal
Amount ($) Value ($)
Credit Suisse AG,
4.27%, dated 12/30/2022,
due 1/3/2023, repurchase
price $5,002,373,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037;
total market value
$5,102,424.(b)(c) 5,000,000 5,000,000
MetLife, Inc.,
4.30%, dated 12/30/2022,
due 1/3/2023, repurchase
price $3,001,434,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 1/12/2023 -
2/15/2051; total market
value $3,061,590.(b)(c) 3,000,000 3,000,000
Pershing LLC,
4.33%, dated 12/30/2022,
due 1/3/2023, repurchase
price $1,000,482,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.63%
- 8.50%, maturing
7/16/2023 - 11/20/2072;
total market value
$1,020,000.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $17,799,384) 17,799,384
Total Investments
(cost $312,737,416) — 103.5% 365,789,529
Liabilities in excess of other assets — (3.5)% (12,233,918)
NET ASSETS — 100.0%
$ 353,555,611

NVIT Small Cap Index Fund - December 31, 2022 - Statement of Investments - 145
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $103,433,588, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $17,799,384 and by
$88,991,103 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/10/2023 –
5/15/2052, a total value of $106,790,487.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$17,799,384.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 52 3/2023 USD 4,604,340 (87,156)
Net contracts (87,156)
As of December 31, 2022, the Fund had $297,400 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

146 - Statements of Assets and Liabilities - December 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
Assets:
Investment securities of affiliated issuers, at value $ 38,300
Investment securities of unaffiliated issuers, at value
*
1,919,562,727
Repurchase agreements, at value 24,756,934
Cash 50,642,404
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 11,597,090
Security lending income receivable 21,664
Receivable for investments sold 16,001,901
Receivable for capital shares issued 25,849
Reclaims receivable —
Prepaid expenses 1,892
Total Assets 2,022,648,761
Liabilities:
Payable for investments purchased 61,950,010
Payable for capital shares redeemed 52,788
Payable for variation margin on futures contracts —
Cash overdraft (Note 2) —
Payable upon return of securities loaned (Note 2) 24,756,934
Accrued expenses and other payables:
Investment advisory fees 309,981
Fund administration fees 71,134
Distribution fees —
Administrative servicing fees 46,488
Accounting and transfer agent fees 24,427
Trustee fees 60
Custodian fees 28,032
Compliance program costs (Note 3) 2,152
Professional fees 19,598
Printing fees 17,286
Other 24,072
Total Liabilities 87,302,962
Net Assets $ 1,935,345,799
* Includes value of securities on loan (Note 2) 153,531,722
Cost of investment securities of affiliated issuers 25,640
Cost of investment securities of unaffiliated issuers 2,163,673,074
Cost of repurchase agreements 24,756,934
Cost of foreign currencies —
Represented by:
Capital $ 2,209,088,973
Total distributable earnings (loss) (273,743,174)
Net Assets $ 1,935,345,799

Index Funds - December 31, 2022 - Statements of Assets and Liabilities - 147
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ — $ — $ — $ —
1,349,483,393 1,056,804,718 2,553,910,709 347,990,145
10,207,792 18,900,895 160,324 17,799,384
— 13,456,834 8,532,749 3,932,799
232,727 844,938 536,160 293,490
754,688 — — —
1,415,682 1,360,272 2,282,482 427,206
13,099 50,800 12,355 60,409
10,177,998 — — —
16,670 267,962 629,152 1,154,744
8,816,889 — — —
1,653 1,028 1,502 377
1,381,120,591 1,091,687,447 2,566,065,433 371,658,554
4,180,352 — — —
4,510,618 5,486,965 217,655 6,000
11,307 82,011 22,404 15,160
2,087,107 — — —
10,207,792 18,900,895 160,324 17,799,384
289,594 189,657 259,570 60,160
58,937 45,567 91,220 23,192
47,252 9,281 366,528 53,786
42,187 114,885 137,454 12,356
2,694 858 2,524 2,591
99 13 79 2
30,542 33,505 129,090 8,685
1,560 1,254 2,971 419
21,602 10,581 15,369 9,543
23,348 31,190 26,620 27,567
115,875 13,268 118,903 84,098
21,630,866 24,919,930 1,550,711 18,102,943
$ 1,359,489,725 $ 1,066,767,517 $ 2,564,514,722 $ 353,555,611
40,164,390 303,561,925 108,159,575 103,433,588
— — — —
981,563,626 757,327,198 933,590,301 294,938,032
10,207,792 18,900,895 160,324 17,799,384
752,371 — — —
$ 1,221,803,264 $ 720,458,196 $ 970,794,796 $ 306,296,259
137,686,461 346,309,321 1,593,719,926 47,259,352
$ 1,359,489,725 $ 1,066,767,517 $ 2,564,514,722 $ 353,555,611

148 - Statements of Assets and Liabilities - December 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
Net Assets:
Class I Shares $ 383,194,833
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 1,552,150,966
Total $ 1,935,345,799
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 42,708,659
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 172,649,271
Total 215,357,930
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 8 .97
Class II Shares $ —
Class IV Shares $ —
Class VIII Shares $ —
Class Y Shares $ 8 .99

Index Funds - December 31, 2022 - Statements of Assets and Liabilities - 149
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ 161,701,165 $ 782,153,082 $ 496,105,253 $ —
24,478,282 42,899,243 1,694,016,746 249,830,313
— — 198,301,007 —
140,371,433 — — —
1,032,938,845 241,715,192 176,091,716 103,725,298
$ 1,359,489,725 $ 1,066,767,517 $ 2,564,514,722 $ 353,555,611
17,540,402 45,081,450 67,124,419 —
2,660,155 2,523,403 235,118,168 36,116,123
— — 26,621,549 —
15,352,623 — — —
111,797,680 13,889,506 23,649,205 14,709,956
147,350,860 61,494,359 352,513,341 50,826,079
$ 9 .22 $ 17 .35 $ 7 .39 $ —
$ 9 .20 $ 17 .00 $ 7 .20 $ 6 .92
$ — $ — $ 7 .45 $ —
$ 9 .14 $ — $ — $ —
$ 9 .24 $ 17 .40 $ 7 .45 $ 7 .05

150 - Statements of Operations - For the Year Ended December 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers $ 52,742,400
Income from securities lending (Note 2) 269,569
Interest income from affiliated issuers 4,117
Dividend income from unaffiliated issuers —
Income from non-cash dividends from unaffiliated issuers —
European Union tax reclaims (Note 2) —
Foreign tax withholding —
Total Income 53,016,086
EXPENSES:
Investment advisory fees 3,852,980
Fund administration fees 593,345
Distribution fees Class II Shares —
Distribution fees Class VIII Shares —
Administrative servicing fees Class I Shares 579,432
Administrative servicing fees Class II Shares —
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class VIII Shares —
Professional fees 115,535
Printing fees 10,361
Trustee fees 74,165
Custodian fees 81,258
Accounting and transfer agent fees 153,595
Compliance program costs (Note 3) 8,913
Index licensing fee —
Other 46,390
Total expenses before fees waived and expenses reimbursed 5,515,974
Distribution fees waived - Class VIII (Note 3) —
Administrative servicing fees waived - Class I (Note 3) —
Administrative servicing fees waived - Class II (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 5,515,974
NET INVESTMENT INCOME 47,500,112
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 29,005
Transactions in investment securities of unaffiliated issuers (30,641,820)
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
TBA Sale Commitments (Note 2) 3,059
Net realized gains (losses) (30,609,756)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (47,021)
Investment securities of unaffiliated issuers (327,066,872)
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
TBA Sale Commitments (Note 2) (595)
Net change in unrealized appreciation/depreciation (327,114,488)
Net realized/unrealized gains (losses) (357,724,244)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (310,224,132)

Index Funds - For the Year Ended December 31, 2022 - Statements of Operations - 151
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ — $ 140,398 $ 427,621 $ 71,568
355,300 662,443 159,902 681,375
— — — —
55,604,087 17,585,246 42,004,895 4,955,503
2,814,996 — — —
509,765 — — —
(4,799,637) — (10,195) (6,779)
54,484,511 18,388,087 42,582,223 5,701,667
3,966,945 2,301,636 3,098,971 684,412
481,039 336,243 711,959 143,746
57,781 114,719 4,347,245 630,201
547,993 — — —
232,851 1,203,389 786,903 —
31,674 45,887 2,608,359 378,123
— — 218,302 —
205,498 — — —
136,202 59,719 108,583 37,601
12,701 31,378 46,994 12,227
57,216 40,702 96,027 13,170
93,713 76,424 225,150 22,815
12,353 4,187 8,834 1,237
6,701 4,178 8,502 1,506
165,354 — 311,763 76,606
102,421 24,961 172,717 29,658
6,110,442 4,243,423 12,750,309 2,031,302
(68,501) — — —
— — (367,219) —
— — (1,217,226) (176,456)
— — — (14,895)
6,041,941 4,243,423 11,165,864 1,839,951
48,442,570 14,144,664 31,416,359 3,861,716
— — — —
(43,949,681) 54,976,692 6,990,110 3,466,306
(493,847) (1,056,784) (4,807,078) (942,215)
(2,633,684) — – —
— — — —
(47,077,212) 53,919,908 2,183,032 2,524,091
— — — —
(327,301,316) (239,654,822) (596,943,143) (92,647,954)
(359,947) (449,266) (484,138) (98,781)
(297,267) — — —
— — — —
(327,958,530) (240,104,088) (597,427,281) (92,746,735)
(375,035,742) (186,184,180) (595,244,249) (90,222,644)
$ (326,593,172) $ (172,039,516) $ (563,827,890) $ (86,360,928)

The accompanying notes are an integral part of these financial statements.
152 - Statements of Changes in Net Assets - December 31, 2022 - Index Funds
NVIT Bond Index Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 47,500,112 $ 41,850,143
Net realized gains (losses) (30,609,756) 21,716,352
Net change in unrealized appreciation/depreciation (327,114,488) (108,602,695)
Change in net assets resulting from operations (310,224,132) (45,036,200)
Distributions to Shareholders From:
Distributable earnings:
Class I (12,329,977) (7,954,962)
Class II — —
Class VIII — —
Class Y (52,444,034) (48,823,425)
Change in net assets from shareholder distributions (64,774,011) (56,778,387)
Change in net assets from capital transactions 21,880,010 (131,779,947)
Change in net assets (353,118,133) (233,594,534)
Net Assets:
Beginning of year 2,288,463,932 2,522,058,466
End of year $ 1,935,345,799 $ 2,288,463,932
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 145,189,587 $ 70,461,712
Dividends reinvested 12,329,977 7,954,962
Cost of shares redeemed (42,459,295) (205,945,639)
Total Class I Shares 115,060,269 (127,528,965)
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class VIII Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class VIII Shares — —
Class Y Shares
Proceeds from shares issued 71,923,366 213,765,630
Dividends reinvested 52,444,034 48,823,425
Cost of shares redeemed (217,547,659) (266,840,037)
Total Class Y Shares (93,180,259) (4,250,982)
Change in net assets from capital transactions $ 21,880,010 $ (131,779,947)

Index Funds - December 31, 2022 - Statements of Changes in Net Assets - 153
NVIT International Index Fund NVIT Mid Cap Index Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 48,442,570 $ 52,866,818 $ 14,144,664 $ 14,874,026
(47,077,212) 3,690,888 53,919,908 289,690,103
(327,958,530) 156,013,877 (240,104,088) 62,558,929
(326,593,172) 212,571,583 (172,039,516) 367,123,058
(6,108,857) (5,065,840) (218,114,827) (25,414,381)
(886,234) (666,516) (12,374,076) (1,081,702)
(5,067,052) (3,951,902) — —
(46,486,523) (52,787,045) (71,704,677) (19,175,930)
(58,548,666) (62,471,303) (302,193,580) (45,672,013)
(336,178,542) (55,167,621) 230,650,638 (496,411,977)
(721,320,380) 94,932,659 (243,582,458) (174,960,932)
2,080,810,105 1,985,877,446 1,310,349,975 1,485,310,907
$ 1,359,489,725 $ 2,080,810,105 $ 1,066,767,517 $ 1,310,349,975
$ 43,288,099 $ 32,675,367 $ 86,747,672 $ 127,522,124
6,108,857 5,065,840 218,114,827 25,414,381
(31,675,592) (28,690,853) (103,576,584) (93,685,735)
17,721,364 9,050,354 201,285,915 59,250,770
5,483,143 4,683,912 1,797,887 28,662,776
886,234 666,516 12,374,076 1,081,702
(1,911,553) (3,419,634) (5,335,343) (5,009,622)
4,457,824 1,930,794 8,836,620 24,734,856
15,174,517 30,246,944 — —
5,067,052 3,951,902 — —
(7,542,162) (7,711,141) — —
12,699,407 26,487,705 — —
81,555,270 69,981,281 12,016,789 35,470,833
46,486,523 52,787,045 71,704,677 19,175,930
(499,098,930) (215,404,800) (63,193,363) (635,044,366)
(371,057,137) (92,636,474) 20,528,103 (580,397,603)
$ (336,178,542) $ (55,167,621) $ 230,650,638 $ (496,411,977)

The accompanying notes are an integral part of these financial statements.
154 - Statements of Changes in Net Assets - December 31, 2022 - Index Funds
NVIT Bond Index Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 14,513,628 6,458,238
Reinvested 1,343,990 737,206
Redeemed (4,413,055) (18,513,609)
Total Class I Shares 11,444,563 (11,318,165)
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class VIII Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class VIII Shares — —
Class Y Shares
Issued 7,332,093 19,525,813
Reinvested 5,707,649 4,516,577
Redeemed (22,818,670) (24,303,852)
Total Class Y Shares (9,778,928) (261,462)
Total change in shares 1,665,635 (11,579,627)

Index Funds - December 31, 2022 - Statements of Changes in Net Assets - 155
NVIT International Index Fund NVIT Mid Cap Index Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
4,529,860 2,941,704 4,087,012 4,810,598
666,269 457,364 12,482,509 951,455
(3,280,404) (2,570,216) (4,690,925) (3,588,107)
1,915,725 828,852 11,878,596 2,173,946
558,034 416,578 78,475 1,034,232
97,030 60,198 723,970 41,066
(205,334) (311,875) (245,674) (191,414)
449,730 164,901 556,771 883,884
1,639,330 2,729,918 — —
558,651 359,058 — —
(791,464) (708,375) — —
1,406,517 2,380,601 — —
8,429,327 6,186,822 548,135 1,327,979
5,070,773 4,757,950 4,087,126 716,302
(55,487,719) (19,238,915) (2,945,398) (22,467,940)
(41,987,619) (8,294,143) 1,689,863 (20,423,659)
(38,215,647) (4,919,789) 14,125,230 (17,365,829)

The accompanying notes are an integral part of these financial statements.
156 - Statements of Changes in Net Assets - December 31, 2022 - Index Funds
NVIT S&P 500 Index Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 31,416,359 $ 54,028,087
Net realized gains 2,183,032 1,772,008,152
Net change in unrealized appreciation/depreciation (597,427,281) (559,965,854)
Change in net assets resulting from operations (563,827,890) 1,266,070,385
Distributions to Shareholders From:
Distributable earnings:
Class I (348,443,088) (15,086,647)
Class II (1,175,041,035) (46,151,209)
Class IV (141,215,077) (6,779,465)
Class Y (124,515,303) (27,057,241)
Change in net assets from shareholder distributions (1,789,214,503) (95,074,562)
Change in net assets from capital transactions 1,882,245,378 (2,689,212,954)
Change in net assets (470,797,015) (1,518,217,131)
Net Assets:
Beginning of year 3,035,311,737 4,553,528,868
End of year $ 2,564,514,722 $ 3,035,311,737
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 99,995,273 $ 107,821,420
Dividends reinvested 348,443,088 15,086,647
Cost of shares redeemed (87,761,453) (50,013,378)
Total Class I Shares 360,676,908 72,894,689
Class II Shares
Proceeds from shares issued 176,224,592 452,947,354
Dividends reinvested 1,175,041,035 46,151,209
Cost of shares redeemed (87,996,898) (38,997,709)
Total Class II Shares 1,263,268,729 460,100,854
Class IV Shares
Proceeds from shares issued 3,930,105 3,254,581
Dividends reinvested 141,215,077 6,779,465
Cost of shares redeemed (19,224,401) (19,290,770)
Total Class IV Shares 125,920,781 (9,256,724)
Class Y Shares
Proceeds from shares issued 145,689,127 352,474,799
Dividends reinvested 124,515,303 27,057,241
Cost of shares redeemed (137,825,470) (3,592,483,813)
Total Class Y Shares 132,378,960 (3,212,951,773)
Change in net assets from capital transactions $ 1,882,245,378 $ (2,689,212,954)

Index Funds - December 31, 2022 - Statements of Changes in Net Assets - 157
NVIT Small Cap Index Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 3,861,716 $ 3,244,145
2,524,091 45,539,887
(92,746,735) 16,019,333
(86,360,928) 64,803,365
— —
(34,346,422) (7,411,006)
— —
(15,213,383) (6,756,690)
(49,559,805) (14,167,696)
86,069,601 (102,084,808)
(49,851,132) (51,449,139)
403,406,743 454,855,882
$ 353,555,611 $ 403,406,743
$ — $ —
— —
— —
— —
49,944,228 78,568,635
34,346,422 7,411,006
(22,739,840) (31,481,033)
61,550,810 54,498,608
— —
— —
— —
— —
31,448,269 48,841,800
15,213,383 6,756,690
(22,142,861) (212,181,906)
24,518,791 (156,583,416)
$ 86,069,601 $ (102,084,808)

The accompanying notes are an integral part of these financial statements.
158 - Statements of Changes in Net Assets - December 31, 2022 - Index Funds
NVIT S&P 500 Index Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 6,086,322 4,184,570
Reinvested 45,662,003 553,817
Redeemed (5,881,090) (1,957,707)
Total Class I Shares 45,867,235 2,780,680
Class II Shares
Issued 10,946,962 17,480,292
Reinvested 158,131,774 1,707,254
Redeemed (5,040,208) (1,554,793)
Total Class II Shares 164,038,528 17,632,753
Class IV Shares
Issued 235,222 127,699
Reinvested 18,361,357 248,387
Redeemed (1,279,016) (748,604)
Total Class IV Shares 17,317,563 (372,518)
Class Y Shares
Issued 8,717,328 13,507,544
Reinvested 16,190,101 1,001,234
Redeemed (8,721,444) (129,210,846)
Total Class Y Shares 16,185,985 (114,702,068)
Total change in shares 243,409,311 (94,661,153)

Index Funds - December 31, 2022 - Statements of Changes in Net Assets - 159
NVIT Small Cap Index Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
— —
— —
— —
— —
6,221,305 7,600,163
4,760,505 734,305
(2,757,203) (3,121,919)
8,224,607 5,212,549
— —
— —
— —
— —
3,638,897 4,664,816
2,066,531 655,088
(2,749,038) (20,344,175)
2,956,390 (15,024,271)
11,180,997 (9,811,722)

160 - Financial Highlights - December 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2022 $ 10.69 $ 0.21 $ (1.64) $ (1.43) $ (0.22) $ (0.07) $ (0.29) $ 8.97 (13.39)% $ 383,195 0.39% 2.16% 0.39% 92.31%
12/31/2021 11.18 0.19 (0.42) (0.23) (0.22) (0.04) (0.26) 10.69 (2.08)% 334,255 0.38% 1.71% 0.38% 99.47%
12/31/2020 10.66 0.22 0.55 0.77 (0.25) — (0.25) 11.18 7.20% 476,003 0.38% 1.98% 0.38% 114.32%
12/31/2019 10.09 0.26 0.59 0.85 (0.28) — (0.28) 10.66 8.40% 388,762 0.38% 2.46% 0.38% 82.79%
12/31/2018 10.41 0.25 (0.29) (0.04) (0.27) (0.01) (0.28) 10.09 (0.36)% 243,014 0.38% 2.46% 0.38% 155.75%
Class Y Shares
12/31/2022 10.71 0.22 (1.63) (1.41) (0.24) (0.07) (0.31) 8.99 (13.23)% 1,552,151 0.24% 2.29% 0.24% 92.31%
12/31/2021 11.20 0.20 (0.42) (0.22) (0.23) (0.04) (0.27) 10.71 (1.93)% 1,954,209 0.23% 1.86% 0.23% 99.47%
12/31/2020 10.68 0.24 0.54 0.78 (0.26) — (0.26) 11.20 7.33% 2,046,055 0.23% 2.14% 0.23% 114.32%
12/31/2019 10.10 0.28 0.59 0.87 (0.29) — (0.29) 10.68 8.62% 1,986,398 0.23% 2.62% 0.23% 82.79%
12/31/2018 10.43 0.27 (0.30) (0.03) (0.29) (0.01) (0.30) 10.10 (0.31)% 1,964,616 0.23% 2.61% 0.23% 155.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - December 31, 2022 - Financial Highlights - 161
The accompanying notes are an integral part of these financial statements.
NVIT International Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 11.20 $ 0.27 $ (1.88) $ (1.61) $ (0.37) $ — $ (0.37) $ 9.22 (14.29)% $ 161,701 0.46% 2.80% 0.46% 7.05%
12/31/2021 10.41 0.27 0.85 1.12 (0.33) — (0.33) 11.20 10.84% 175,008 0.44% 2.45% 0.44% 3.87%
12/31/2020 10.21 0.19 0.53 0.72 (0.24) (0.28) (0.52) 10.41 7.53% 154,058 0.45% 2.02% 0.45% 8.39%
12/31/2019 8.69 0.28 1.60 1.88 (0.34) (0.02) (0.36) 10.21 21.77% 155,627 0.44% 2.85% 0.44% 5.50%
12/31/2018 10.38 0.27 (1.69) (1.42) (0.27) — (0.27) 8.69 (13.81)% 128,761 0.44% 2.67% 0.44% 4.26%
Class II Shares
12/31/2022 11.18 0.25 (1.88) (1.63) (0.35) — (0.35) 9.20 (14.51)% 24,478 0.70% 2.59% 0.70% 7.05%
12/31/2021 10.40 0.25 0.84 1.09 (0.31) — (0.31) 11.18 10.53% 24,720 0.66% 2.20% 0.66% 3.87%
12/31/2020 10.20 0.17 0.53 0.70 (0.22) (0.28) (0.50) 10.40 7.34% 21,270 0.68% 1.81% 0.68% 8.39%
12/31/2019 8.69 0.26 1.59 1.85 (0.32) (0.02) (0.34) 10.20 21.42% 19,065 0.64% 2.68% 0.64% 5.50%
12/31/2018 10.37 0.24 (1.67) (1.43) (0.25) — (0.25) 8.69 (13.90)% 16,366 0.64% 2.43% 0.64% 4.26%
Class VIII Shares
12/31/2022 11.11 0.23 (1.86) (1.63) (0.34) — (0.34) 9.14 (14.60)% 140,371 0.81% 2.44% 0.86% 7.05%
12/31/2021 10.34 0.23 0.84 1.07 (0.30) — (0.30) 11.11 10.35% 155,008 0.81% 2.06% 0.84% 3.87%
12/31/2020 10.15 0.15 0.52 0.67 (0.20) (0.28) (0.48) 10.34 7.13% 119,566 0.85% 1.61% 0.85% 8.39%
12/31/2019 8.65 0.24 1.58 1.82 (0.30) (0.02) (0.32) 10.15 21.20% 107,675 0.84% 2.46% 0.84% 5.50%
12/31/2018 10.33 0.22 (1.67) (1.45) (0.23) — (0.23) 8.65 (14.13)% 83,675 0.84% 2.22% 0.84% 4.26%
Class Y Shares
12/31/2022 11.22 0.29 (1.88) (1.59) (0.39) — (0.39) 9.24 (14.14)% 1,032,939 0.31% 3.01% 0.31% 7.05%
12/31/2021 10.43 0.29 0.85 1.14 (0.35) — (0.35) 11.22 10.98% 1,726,074 0.29% 2.60% 0.29% 3.87%
12/31/2020 10.23 0.20 0.53 0.73 (0.25) (0.28) (0.53) 10.43 7.66% 1,690,984 0.30% 2.19% 0.30% 8.39%
12/31/2019 8.71 0.30 1.59 1.89 (0.35) (0.02) (0.37) 10.23 21.89% 1,802,279 0.29% 3.07% 0.29% 5.50%
12/31/2018 10.40 0.28 (1.69) (1.41) (0.28) — (0.28) 8.71 (13.63)% 1,714,187 0.29% 2.74% 0.29% 4.26%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

162 - Financial Highlights - December 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Mid Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2022 $ 27.67 $ 0.27 $ (4.01) $ (3.74) $ (0.22) $ (6.36) $ (6.58) $ 17.35 (13.40)% $ 782,153 0.41% 1.24% 0.41% 15.01%
12/31/2021 22.93 0.23 5.30 5.53 (0.32) (0.47) (0.79) 27.67 24.26% 918,561 0.40% 0.85% 0.40% 21.16%
12/31/2020 21.58 0.23 2.37 2.60 (0.23) (1.02) (1.25) 22.93 13.11% 711,465 0.41% 1.17% 0.41% 18.06%
12/31/2019 20.73 0.28 4.70 4.98 (0.28) (3.85) (4.13) 21.58 25.65% 645,394 0.40% 1.26% 0.40% 15.94%
12/31/2018 26.02 0.33 (2.84) (2.51) (0.32) (2.46) (2.78) 20.73 (11.38)% 532,759 0.40% 1.28% 0.40% 14.81%
Class II Shares
12/31/2022 27.27 0.22 (3.95) (3.73) (0.18) (6.36) (6.54) 17.00 (13.55)% 42,899 0.61% 1.03% 0.61% 15.01%
12/31/2021 22.64 0.18 5.22 5.40 (0.30) (0.47) (0.77) 27.27 24.00% 53,636 0.60% 0.68% 0.60% 21.16%
12/31/2020 21.34 0.19 2.32 2.51 (0.19) (1.02) (1.21) 22.64 12.84% 24,516 0.61% 0.97% 0.61% 18.06%
12/31/2019 20.54 0.23 4.66 4.89 (0.24) (3.85) (4.09) 21.34 25.41% 26,088 0.62% 1.04% 0.62% 15.94%
12/31/2018 25.80 0.27 (2.80) (2.53) (0.27) (2.46) (2.73) 20.54 (11.57)% 21,726 0.62% 1.06% 0.62% 14.81%
Class Y Shares
12/31/2022 27.72 0.31 (4.02) (3.71) (0.25) (6.36) (6.61) 17.40 (13.27)% 241,715 0.26% 1.37% 0.26% 15.01%
12/31/2021 22.97 0.26 5.32 5.58 (0.36) (0.47) (0.83) 27.72 24.43% 338,153 0.25% 0.97% 0.25% 21.16%
12/31/2020 21.61 0.26 2.38 2.64 (0.26) (1.02) (1.28) 22.97 13.28% 749,330 0.26% 1.32% 0.26% 18.06%
12/31/2019 20.74 0.32 4.71 5.03 (0.31) (3.85) (4.16) 21.61 25.89% 713,721 0.25% 1.40% 0.25% 15.94%
12/31/2018 26.04 0.36 (2.84) (2.48) (0.36) (2.46) (2.82) 20.74 (11.29)% 607,417 0.25% 1.38% 0.25% 14.81%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - December 31, 2022 - Financial Highlights - 163
The accompanying notes are an integral part of these financial statements.
NVIT S&P 500 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 27.94 $ 0.20 $ (5.01) $ (4.81) $ (0.10) $ (15.64) $ (15.74) $ 7.39 (18.31)% $ 496,105 0.26% 1.34% 0.33% 2.01%
12/31/2021 22.36 0.29 6.03 6.32 (0.55) (0.19) (0.74) 27.94 28.37% 593,935 0.24% 1.13% 0.31% 10.30%
12/31/2020 19.63 0.36 3.16 3.52 (0.38) (0.41) (0.79) 22.36 18.19% 413,064 0.25% 1.83% 0.32% 3.97%
12/31/2019 15.93 0.35 4.52 4.87 (0.38) (0.79) (1.17) 19.63 31.16% 339,938 0.24% 1.91% 0.31% 5.53%
12/31/2018 17.54 0.36 (1.08) (0.72) (0.31) (0.58) (0.89) 15.93 (4.62)% 214,388 0.25% 2.02% 0.32% 3.87%
Class II Shares
12/31/2022 27.74 0.16 (4.98) (4.82) (0.08) (15.64) (15.72) 7.20 (18.56)% 1,694,017 0.51% 1.09% 0.58% 2.01%
12/31/2021 22.21 0.22 6.00 6.22 (0.50) (0.19) (0.69) 27.74 28.09% 1,971,833 0.49% 0.88% 0.56% 10.30%
12/31/2020 19.52 0.31 3.12 3.43 (0.33) (0.41) (0.74) 22.21 17.85% 1,187,286 0.50% 1.58% 0.57% 3.97%
12/31/2019 15.85 0.30 4.50 4.80 (0.34) (0.79) (1.13) 19.52 30.84% 891,043 0.49% 1.65% 0.56% 5.53%
12/31/2018 17.46 0.31 (1.08) (0.77) (0.26) (0.58) (0.84) 15.85 (4.87)% 648,797 0.50% 1.76% 0.57% 3.87%
Class IV Shares
12/31/2022 28.01 0.20 (5.02) (4.82) (0.10) (15.64) (15.74) 7.45 (18.32)% 198,301 0.28% 1.31% 0.28% 2.01%
12/31/2021 22.41 0.28 6.06 6.34 (0.55) (0.19) (0.74) 28.01 28.36% 260,586 0.26% 1.11% 0.26% 10.30%
12/31/2020 19.68 0.35 3.16 3.51 (0.37) (0.41) (0.78) 22.41 18.12% 216,830 0.27% 1.81% 0.27% 3.97%
12/31/2019 15.96 0.35 4.54 4.89 (0.38) (0.79) (1.17) 19.68 31.19% 200,444 0.27% 1.88% 0.27% 5.53%
12/31/2018 17.57 0.36 (1.09) (0.73) (0.30) (0.58) (0.88) 15.96 (4.64)% 164,484 0.27% 1.99% 0.27% 3.87%
Class Y Shares
12/31/2022 28.00 0.21 (5.01) (4.80) (0.11) (15.64) (15.75) 7.45 (18.20)% 176,092 0.18% 1.42% 0.18% 2.01%
12/31/2021 22.40 0.30 6.06 6.36 (0.57) (0.19) (0.76) 28.00 28.50% 208,957 0.15% 1.21% 0.15% 10.30%
12/31/2020 19.67 0.37 3.16 3.53 (0.39) (0.41) (0.80) 22.40 18.24% 2,736,349 0.17% 1.91% 0.17% 3.97%
12/31/2019 15.95 0.36 4.55 4.91 (0.40) (0.79) (1.19) 19.67 31.33% 2,747,114 0.17% 1.96% 0.17% 5.53%
12/31/2018 17.56 0.38 (1.09) (0.71) (0.32) (0.58) (0.90) 15.95 (4.54)% 2,031,778 0.17% 2.09% 0.17% 3.87%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

164 - Financial Highlights - December 31, 2022 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Small Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
12/31/2022 $ 10.13 $ 0.08 $ (2.14) $ (2.06) $ (0.06) $ (1.09) $ (1.15) $ 6.92 (20.72)% $ 249,830 0.61% 0.97% 0.68% 17.25%
12/31/2021 9.12 0.06 1.23 1.29 (0.08) (0.20) (0.28) 10.13 14.20% 282,443 0.61% 0.57% 0.68% 32.44%
12/31/2020 8.07 0.05 1.41 1.46 (0.07) (0.34) (0.41) 9.12 19.32% 206,835 0.61% 0.75% 0.68% 23.07%
12/31/2019 10.53 0.10 2.01 2.11 (0.08) (4.49) (4.57) 8.07 24.96% 163,601 0.61% 1.01% 0.68% 15.35%
12/31/2018 13.53 0.12 (1.29) (1.17) (0.14) (1.69) (1.83) 10.53 (11.34)% 119,577 0.61% 0.87% 0.69% 16.54%
Class Y Shares
12/31/2022 10.29 0.11 (2.18) (2.07) (0.08) (1.09) (1.17) 7.05 (20.46)% 103,725 0.28% 1.30% 0.28% 17.25%
12/31/2021 9.26 0.08 1.26 1.34 (0.11) (0.20) (0.31) 10.29 14.54% 120,964 0.27% 0.76% 0.27% 32.44%
12/31/2020 8.18 0.08 1.43 1.51 (0.09) (0.34) (0.43) 9.26 19.71% 248,021 0.28% 1.08% 0.28% 23.07%
12/31/2019 10.60 0.14 2.03 2.17 (0.10) (4.49) (4.59) 8.18 25.40% 203,821 0.28% 1.34% 0.28% 15.35%
12/31/2018 13.61 0.15 (1.29) (1.14) (0.18) (1.69) (1.87) 10.60 (11.09)% 157,363 0.28% 1.12% 0.28% 16.54%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - December 31, 2022 - Notes to Financial Statements - 165
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Bond Index Fund ("Bond Index")
NVIT International Index Fund ("International Index")
NVIT Mid Cap Index Fund ("Mid Cap Index")
NVIT S&P 500 Index Fund ("S&P 500 Index")
NVIT Small Cap Index Fund ("Small Cap Index")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies. Bond Index and Small Cap Index are also owned by other series of the Trust that operate as a fund-of-
funds, such as the NVIT Investor Destinations Funds. International Index and Mid Cap Index are also owned by other unaffiliated insurance companies and other series of the Trust that operate as a fund-of-funds, such as the NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class VIII and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

166 - Notes to Financial Statements - December 31, 2022 - Index Funds
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

Index Funds - December 31, 2022 - Notes to Financial Statements - 167
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 4,411,462 $ – $ 4,411,462
Commercial Mortgage-Backed Securities – 33,950,974 – 33,950,974
Corporate Bonds – 478,963,115 – 478,963,115
Foreign Government Securities – 29,145,470 – 29,145,470
Mortgage-Backed Securities – 532,855,030 – 532,855,030
Municipal Bonds – 13,782,350 – 13,782,350
Repurchase Agreements – 24,756,934 – 24,756,934
Supranational – 21,064,090 – 21,064,090
U.S. Government Agency Securities – 19,626,753 – 19,626,753
U.S. Treasury Obligations – 785,801,783 – 785,801,783
Total $ – $ 1,944,357,961 $ – $ 1,944,357,961
International Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 19,392,255 $ – $ 19,392,255
Air Freight & Logistics – 7,512,198 – 7,512,198
Airlines – 1,948,551 – 1,948,551
Auto Components – 8,091,582 – 8,091,582
Automobiles – 40,676,700 – 40,676,700
Banks 4,582,824 126,820,672 – 131,403,496
Beverages 1,044,331 28,186,763 – 29,231,094
Biotechnology 61,567 14,024,342 – 14,085,909
Building Products – 13,702,798 – 13,702,798
Capital Markets 206,095 35,881,289 – 36,087,384
Chemicals – 41,045,024 – 41,045,024
Commercial Services & Supplies – 4,916,042 – 4,916,042
Communications Equipment – 3,947,692 – 3,947,692
Construction & Engineering – 10,620,706 – 10,620,706
Construction Materials – 7,038,060 – 7,038,060
Containers & Packaging – 1,421,611 – 1,421,611
Distributors – 446,646 – 446,646
Diversified Consumer Services – 379,173 – 379,173
Diversified Financial Services 390,713 9,861,119 – 10,251,832
Diversified Telecommunication Services – 24,735,359 – 24,735,359
Electric Utilities – 26,327,688 – 26,327,688
Electrical Equipment – 22,721,905 – 22,721,905
Electronic Equipment, Instruments &
Components – 19,273,747 – 19,273,747
Energy Equipment & Services – 814,544 – 814,544
Entertainment 1,770,009 9,943,189 – 11,713,198

168 - Notes to Financial Statements - December 31, 2022 - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Equity Real Estate Investment Trusts (REITs) $ – $ 16,791,366 $ – $ 16,791,366
Food & Staples Retailing – 17,616,428 – 17,616,428
Food Products – 44,745,622 – 44,745,622
Gas Utilities – 4,817,806 – 4,817,806
Health Care Equipment & Supplies – 27,634,516 – 27,634,516
Health Care Providers & Services – 3,722,163 – 3,722,163
Health Care Technology – 1,182,265 – 1,182,265
Hotels, Restaurants & Leisure – 19,265,455 – 19,265,455
Household Durables – 15,263,926 – 15,263,926
Household Products – 9,503,198 – 9,503,198
Independent Power and Renewable
Electricity Producers – 3,960,082 – 3,960,082
Industrial Conglomerates 693,600 20,830,824 – 21,524,424
Insurance – 73,839,771 – 73,839,771
Interactive Media & Services – 2,806,524 – 2,806,524
Internet & Direct Marketing Retail – 7,924,711 – 7,924,711
IT Services 432,399 19,125,237 – 19,557,636
Leisure Products – 2,805,769 – 2,805,769
Life Sciences Tools & Services – 7,487,766 – 7,487,766
Machinery – 38,574,901 – 38,574,901
Marine 110,807 5,139,233 – 5,250,040
Media – 5,996,779 – 5,996,779
Metals & Mining – 50,715,898 – 50,715,898
Multiline Retail – 4,874,921 – 4,874,921
Multi-Utilities – 10,344,254 – 10,344,254
Oil, Gas & Consumable Fuels – 66,501,915 – 66,501,915
Paper & Forest Products – 4,834,997 – 4,834,997
Personal Products – 27,635,325 – 27,635,325
Pharmaceuticals 928,352 127,970,468 – 128,898,820
Professional Services – 21,059,066 – 21,059,066
Real Estate Management & Development 453,197 18,189,496 – 18,642,693
Road & Rail 410,904 8,707,058 – 9,117,962
Semiconductors & Semiconductor
Equipment – 37,792,126 – 37,792,126
Software 1,723,308 17,471,188 – 19,194,496
Specialty Retail – 9,226,722 – 9,226,722
Technology Hardware, Storage & Peripherals – 5,909,447 – 5,909,447
Textiles, Apparel & Luxury Goods – 40,032,744 – 40,032,744
Tobacco – 12,508,806 – 12,508,806
Trading Companies & Distributors 773,673 21,151,458 – 21,925,131
Transportation Infrastructure – 5,134,794 – 5,134,794
Water Utilities – 1,592,693 – 1,592,693
Wireless Telecommunication Services – 15,484,241 – 15,484,241
Total Common Stocks $ 13,581,779 $ 1,335,901,614 $ – $ 1,349,483,393
Futures Contracts# 341 – – 341
Repurchase Agreements – 10,207,792 – 10,207,792
Total Assets $ 13,582,120 $ 1,346,109,406 $ – $ 1,359,691,526
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (16,012) $ – $ – $ (16,012)
Total Liabilities $ (16,012) $ – $ – $ (16,012)
Total $ 13,566,108 $ 1,346,109,406 $ – $ 1,359,675,514
Mid Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,056,804,718 $ – $ – $ 1,056,804,718
Repurchase Agreements – 18,900,895 – 18,900,895
Total Assets $ 1,056,804,718 $ 18,900,895 $ – $ 1,075,705,613
$ – $ – $ – $ –

Index Funds - December 31, 2022 - Notes to Financial Statements - 169
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts# $ (158,253) $ – $ – $ (158,253)
Total Liabilities $ (158,253) $ – $ – $ (158,253)
Total $ 1,056,646,465 $ 18,900,895 $ – $ 1,075,547,360
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,553,910,709 $ – $ – $ 2,553,910,709
Repurchase Agreement – 160,324 – 160,324
Total Assets $ 2,553,910,709 $ 160,324 $ – $ 2,554,071,033
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (216,337) $ – $ – $ (216,337)
Total Liabilities $ (216,337) $ – $ – $ (216,337)
Total $ 2,553,694,372 $ 160,324 $ – $ 2,553,854,696
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 3,561,930 $ – $ – $ 3,561,930
Air Freight & Logistics 1,518,162 – – 1,518,162
Airlines 1,018,765 – – 1,018,765
Auto Components 4,554,500 – – 4,554,500
Automobiles 570,610 – – 570,610
Banks 34,568,962 – – 34,568,962
Beverages 2,198,606 – – 2,198,606
Biotechnology 25,602,464 – – 25,602,464
Building Products 4,463,151 – – 4,463,151
Capital Markets 5,621,884 – – 5,621,884
Chemicals 7,244,302 – – 7,244,302
Commercial Services & Supplies 5,110,289 – – 5,110,289
Communications Equipment 3,157,998 – – 3,157,998
Construction & Engineering 5,644,968 – – 5,644,968
Construction Materials 559,506 – – 559,506
Consumer Finance 2,344,102 – – 2,344,102
Containers & Packaging 1,123,145 – – 1,123,145
Distributors 74,248 – – 74,248
Diversified Consumer Services 3,326,129 – – 3,326,129
Diversified Financial Services 1,034,291 – – 1,034,291
Diversified Telecommunication Services 2,347,704 – – 2,347,704
Electric Utilities 2,649,192 – – 2,649,192
Electrical Equipment 4,951,119 – – 4,951,119
Electronic Equipment, Instruments &
Components 8,114,976 – – 8,114,976
Energy Equipment & Services 7,674,753 – – 7,674,753
Entertainment 966,634 – – 966,634
Equity Real Estate Investment Trusts (REITs) 20,216,817 – – 20,216,817
Food & Staples Retailing 2,111,315 – – 2,111,315
Food Products 4,206,898 – – 4,206,898
Gas Utilities 4,317,266 – – 4,317,266
Health Care Equipment & Supplies 13,262,641 – – 13,262,641
Health Care Providers & Services 9,389,544 – – 9,389,544
Health Care Technology 1,912,875 – – 1,912,875
Hotels, Restaurants & Leisure 8,284,607 – – 8,284,607
Household Durables 5,523,474 – – 5,523,474
Household Products 961,835 – – 961,835

170 - Notes to Financial Statements - December 31, 2022 - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Independent Power and Renewable
Electricity Producers $ 1,641,294 $ – $ – $ 1,641,294
Industrial Conglomerates 74,070 – – 74,070
Insurance 7,276,379 – – 7,276,379
Interactive Media & Services 2,373,796 – – 2,373,796
Internet & Direct Marketing Retail 1,169,813 – – 1,169,813
IT Services 6,999,055 – – 6,999,055
Leisure Products 1,416,557 – – 1,416,557
Life Sciences Tools & Services 2,679,045 – – 2,679,045
Machinery 13,381,988 – – 13,381,988
Marine 845,442 – – 845,442
Media 2,884,712 – – 2,884,712
Metals & Mining 5,507,880 – – 5,507,880
Mortgage Real Estate Investment Trusts
(REITs) 4,121,943 – – 4,121,943
Multiline Retail 355,288 – – 355,288
Multi-Utilities 1,852,789 – – 1,852,789
Oil, Gas & Consumable Fuels 16,001,103 – – 16,001,103
Paper & Forest Products 523,361 – – 523,361
Personal Products 2,561,740 – – 2,561,740
Pharmaceuticals 5,909,433 – – 5,909,433
Professional Services 5,712,901 – – 5,712,901
Real Estate Management & Development 2,123,291 – – 2,123,291
Road & Rail 1,959,957 – – 1,959,957
Semiconductors & Semiconductor
Equipment 8,841,718 – – 8,841,718
Software 16,029,217 – – 16,029,217
Specialty Retail 8,456,001 – – 8,456,001
Technology Hardware, Storage & Peripherals 1,187,615 – – 1,187,615
Textiles, Apparel & Luxury Goods 2,473,008 – – 2,473,008
Thrifts & Mortgage Finance 4,731,121 – – 4,731,121
Tobacco 521,111 – – 521,111
Trading Companies & Distributors 5,973,826 – – 5,973,826
Water Utilities 1,771,926 – – 1,771,926
Wireless Telecommunication Services 443,004 – – 443,004
Total Common Stocks $ 347,990,046 $ – $ – $ 347,990,046
Repurchase Agreements – 17,799,384 – 17,799,384
Rights   – 99 – 99
Total Assets $ 347,990,046 $ 17,799,483 $ – $ 365,789,529
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (87,156) $ – $ – $ (87,156)
Total Liabilities $ (87,156) $ – $ – $ (87,156)
Total $ 347,902,890 $ 17,799,483 $ – $ 365,702,373
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of December 31, 2022, International Index held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of December 31, 2022, Small Cap Index held two rights investments that were categorized as Level 3 investments which were each valued at $0.

Index Funds - December 31, 2022 - Notes to Financial Statements - 171
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of
International Index
Common
Stocks Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 2,529 2,529
Purchases — —
Sales (2,529) (2,529)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 12/31/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of
12/31/2022 ** $ — $ —
Small Cap Index
Rights Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales (1,176) (1,176)
Change in Unrealized Appreciation/Depreciation 1,176 1,176
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 12/31/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held
as of 12/31/2022 ** $ 1,176 $ 1,176
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers."
Fund
U.S. Dollar
Amount
International Index $ 2,087,107

172 - Notes to Financial Statements - December 31, 2022 - Index Funds
operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 341
Total $ 341

Index Funds - December 31, 2022 - Notes to Financial Statements - 173
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2022:
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (16,012)
Total $ (16,012)
Mid Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (158,253)
Total $ (158,253)
S&P 500 Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (216,337)
Total $ (216,337)
Small Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (87,156)
Total $ (87,156)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (493,847)
Total $ (493,847)
Mid Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,056,784)
Total $ (1,056,784)
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (4,807,078)
Total $ (4,807,078)
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (942,215)
Total $ (942,215)

174 - Notes to Financial Statements - December 31, 2022 - Index Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of December 31, 2022, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(e) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (359,947)
Total $ (359,947)
Mid Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (449,266)
Total $ (449,266)
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (484,138)
Total $ (484,138)
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (98,781)
Total $ (98,781)
International Index
Futures Contracts:
Average Notional Balance Long $ 15,082,075
Mid Cap Index
Futures Contracts:
Average Notional Balance Long $ 9,191,283
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 27,845,009
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 4,509,149

Index Funds - December 31, 2022 - Notes to Financial Statements - 175
or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(f) Securities Lending
During the year ended December 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Index $ 24,756,934
International Index 10,207,792
Mid Cap Index 18,900,895
S&P 500 Index 160,324
Small Cap Index 17,799,384

176 - Notes to Financial Statements - December 31, 2022 - Index Funds
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the year ended December 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price  $29,716,025, collateralized by U.S.
Government Agency Securities, 3.00%, maturing 12/20/2047 - 9/20/2049; total market value  $30,295,871.
BofA Securities, Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $17,758,481, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 4.50%, maturing 11/20/2049 - 7/20/2051; total market value $18,105,000.
Cantor Fitzgerald & Co., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $147,417,656, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 7.35%, maturing 4/1/2023 - 11/20/2072; total market value $150,294,202.
Credit Suisse AG, 4.27%, dated 12/30/2022, due 1/3/2023, repurchase price $39,494,229, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 5.00%, maturing 2/23/2023 - 5/15/2037; total market value $40,284,146.
MetLife, Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $36,248,597, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 1/12/2023 - 2/15/2051; total market value $36,975,117.
Pershing LLC, 4.33%, dated 12/30/2022, due 1/3/2023, repurchase price $61,564,605, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.63% - 8.50%, maturing 7/16/2023 - 11/20/2072; total market value $62,765,700.

Index Funds - December 31, 2022 - Notes to Financial Statements - 177
As of December 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Bond Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 4,756,934 – 4,756,934 (4,756,934) –
Credit Suisse AG 3,000,000 – 3,000,000 (3,000,000) –
MetLife, Inc. 15,000,000 – 15,000,000 (15,000,000) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 24,756,934 $ – $ 24,756,934 $ (24,756,934) $ –
International Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 2,207,792 $ – $ 2,207,792 $ (2,207,792) $ –
Credit Suisse AG 1,000,000 – 1,000,000 (1,000,000) –
MetLife, Inc. 7,000,000 – 7,000,000 (7,000,000) –
Total $ 10,207,792 $ – $ 10,207,792 $ (10,207,792) $ –
Mid Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
BofA Securities, Inc. 3,000,000 – 3,000,000 (3,000,000) –

178 - Notes to Financial Statements - December 31, 2022 - Index Funds
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 5,600,895 $ – $ 5,600,895 $ (5,600,895) $ –
MetLife, Inc. 300,000 – 300,000 (300,000) –
Pershing LLC 6,000,000 – 6,000,000 (6,000,000) –
Total $ 18,900,895 $ – $ 18,900,895 $ (18,900,895) $ –
S&P 500 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 160,324 $ – $ 160,324 $ (160,324) $ –
Total $ 160,324 $ – $ 160,324 $ (160,324) $ –
Small Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
BofA Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Cantor Fitzgerald &
Co. 3,799,384 – 3,799,384 (3,799,384) –
Credit Suisse AG 5,000,000 – 5,000,000 (5,000,000) –
MetLife, Inc. 3,000,000 – 3,000,000 (3,000,000) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 17,799,384 $ – $ 17,799,384 $ (17,799,384) $ –
* As of December 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Index Funds - December 31, 2022 - Notes to Financial Statements - 179
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to paydown reclass, foreign currency gain/loss, investments in passive foreign investment companies ("PFICs"), and non-taxable distributions. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2022 may primarily be attributable to outstanding wash sale loss deferrals and investments in PFICs. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2022 were as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
Bond Index $ – $ –
International Index – –
Mid Cap Index – –
S&P 500 Index 10,683 (10,683)
Small Cap Index – –

180 - Notes to Financial Statements - December 31, 2022 - Index Funds
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union (EU reclaims). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2022, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Index BlackRock
S&P 500 Index BlackRock
Small Cap Index BlackRock
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.155%
$3 billion and more 0.145%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%

Index Funds - December 31, 2022 - Notes to Financial Statements - 181
For the year ended December 31, 2022, the Funds' effective advisory fee rates were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
f
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund Fee Schedule
Advisory Fee
(annual rate)
$3 billion and more 0.195%
Mid Cap Index Up to $1.5 billion 0.205%
$1.5 billion up to $3 billion 0.185%
$3 billion and more 0.175%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Bond Index 0.18% 0.18%
International Index 0.24 0.24
Mid Cap Index 0.21 0.21
S&P 500 Index 0.12 0.12
Small Cap Index 0.19 0.19
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.29%
International Index All Classes 0.34
Mid Cap Index All Classes 0.30
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28
Fund Classes
Amount
(annual rate)
Mid Cap Index Class II 0.72%
S&P 500 Index
Class I
Class II
0.54%
0.52%

182 - Notes to Financial Statements - December 31, 2022 - Index Funds
As of December 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2022, NFM earned an aggregate of $2,266,332 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Funds' aggregate portion of such costs amounted to $29,800.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
Bond Index $ — $ — $ — $ —
International Index — — — —
Mid Cap Index — — — —
S&P 500 Index — — — —
Small Cap Index — — 14,895 14,895
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Class II
Shares
Class VIII
Shares
Bond Index 0.25% N/A
International Index 0.25% 0.40%
Mid Cap Index 0.25% N/A
S&P 500 Index 0.25% N/A
Small Cap Index 0.25% N/A
N/A - Not Applicable.

Index Funds - December 31, 2022 - Notes to Financial Statements - 183
The Trust and NFD have entered into a written contract waiving distribution fees for Class VIII shares of the Funds according to the following schedule until at least April 30, 2023:
During the year ended December 31, 2022, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I, Class II, and Class VIII shares of the Fund and up to 0.20% of the average daily net assets of Class IV shares of each Fund.
For the year ended December 31, 2022, the effective rates for administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until April 30, 2023:
For the year ended December 31, 2022, each Fund’s total administrative services fees were as follows:
During the year ended December 31, 2022, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Cross trades for the year ended December 31, 2022 were executed by certain Funds pursuant to procedures adopted by the Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading
Fund
Distribution
Fee Waiver
(Annual Rate)
International Index 0.05%
Fund Amount
International Index $ 68,501
Fund Class I Class II Class IV Class VIII
Bond Index 0.15% N/A N/A N/A
International Index 0.15 0.14% N/A 0.15%
Mid Cap Index 0.15 0.10 N/A N/A
S&P 500 Index 0.15 0.15 0.10% N/A
Small Cap Index N/A 0.15 N/A N/A
N/A — Not Applicable.
Fund
Class I
Shares
Class II
Shares
S&P 500 Index 0.07% 0.07%
Small Cap Index N/A 0.07%
N/A - Not Applicable.
Fund Amount
Bond Index $ 579,432
International Index 470,023
Mid Cap Index 1,249,276
S&P 500 Index 3,613,564
Small Cap Index 378,123
Fund Amount
S&P 500 Index $ 1,584,445
Small Cap Index 176,456

184 - Notes to Financial Statements - December 31, 2022 - Index Funds
is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of
NMF. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the year ended December 31, 2022, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
4. Investments in Affiliated Issuers
Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the year ended December
31, 2022 were as follows:
J
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended December 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, none of the Funds engaged in interfund lending.
Fund
Purchases
at Cost
Sales
Proceeds
Net Realized
Gain/Loss
Bond Index $ – $ – $ –
International Index – – –
Mid Cap Index 50,844 85,701 503
S&P 500 Index – 40,411 (4,695)
Small Cap Index 10,397 7,762 271
Bond Index
Security Description
Shares/Principal
at December 31,
2022
Market Value
December 31,
2021
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization (a)
($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
December 31,
2022
($)
Dividend/
Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Financial
Services, Inc. 40,000 126,525 — (70,476) 29,005 267 (47,021) 38,300 4,117 —
(a) Amortization is included in Dividend/Interest Income.

Index Funds - December 31, 2022 - Notes to Financial Statements - 185
6. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended December 31, 2022, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends
Fund Purchases
*
Sales
*
Bond Index $ 1,943,519,961 $ 1,917,754,498
International Index 115,081,561 447,906,066
Mid Cap Index 168,432,264 221,185,546
S&P 500 Index 199,169,118 53,448,001
Small Cap Index 99,724,374 61,701,600
*
Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Index $ 224,357,748 $ 185,347,271

186 - Notes to Financial Statements - December 31, 2022 - Index Funds
primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(e) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade

Index Funds - December 31, 2022 - Notes to Financial Statements - 187
date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 49,092,392 $ 15,681,619 $ 64,774,011 $ – $ 64,774,011
International Index 58,548,666 – 58,548,666 – 58,548,666
Mid Cap Index 50,347,029 251,846,551 302,193,580 – 302,193,580
S&P 500 Index 73,104,388 1,716,110,115 1,789,214,503 – 1,789,214,503
Small Cap Index 7,138,111 42,421,694 49,559,805 – 49,559,805
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 48,337,443 $ 8,440,944 $ 56,778,387 $ – $ 56,778,387
International Index 62,471,303 – 62,471,303 – 62,471,303
Mid Cap Index 24,292,150 21,379,863 45,672,013 – 45,672,013
S&P 500 Index 65,802,150 29,272,412 95,074,562 – 95,074,562
Small Cap Index 6,719,774 7,447,922 14,167,696 – 14,167,696
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

188 - Notes to Financial Statements - December 31, 2022 - Index Funds
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Bond Index $ 4,318,001 $ – $ 4,318,001 $ – $ (32,591,103) $ (245,470,072) $ (273,743,174)
International Index 1,110,604 – 1,110,604 – (133,488,136) 270,063,993 137,686,461
Mid Cap Index 1,370,966 55,762,164 57,133,130 – – 289,176,191 346,309,321
S&P 500 Index 2,324,331 3,647,008 5,971,339 – – 1,587,748,587 1,593,719,926
Small Cap Index 553,863 2,100,221 2,654,084 – – 44,605,268 47,259,352
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 2,189,828,033 $ 2,463,570 $ (247,933,642) $ (245,470,072)
International Index 1,089,485,178 384,470,024 (114,279,688) 270,190,336
Mid Cap Index 786,371,169 365,432,792 (76,256,601) 289,176,191
S&P 500 Index 966,106,109 1,638,364,118 (50,615,531) 1,587,748,587
Small Cap Index 321,097,105 101,524,550 (56,919,282) 44,605,268
Fund Amount
Bond Index $ (32,591,103)
International Index (133,488,136)

Index Funds - December 31, 2022 - Report of Independent Registered Public Accounting Firm - 189
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Bond Index Fund, NVIT
International Index Fund, NVIT Mid Cap Index Fund, NVIT S&P 500 Index Fund and NVIT Small Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Bond
Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund, NVIT S&P 500 Index Fund and NVIT Small Cap Index
Fund (five of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of
December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the five years in the period ended December
31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

190 - Supplemental Information - December 31, 2022 (Unaudited) - Index Funds
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2022)
compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding one or more other share classes.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December
2022 to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information.  The Trustees submitted

Index Funds - December 31, 2022 (Unaudited) - Supplemental Information - 191
supplemental information requests to the Adviser following each meeting with Independent Legal Counsel.  At the Trustees’ regular quarterly meeting in December 2022, the Trustees met to give final consideration to information bearing on the continuation of the
Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that the Funds were shown to pay actual management fees and to have total expense ratios (including
12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians  (or, in the case of the total expense ratio of NVIT
S&P 500 Index Fund, was within what the Trustees considered a generally acceptable range of the Fund’s peer group median, less than one basis point).
In considering the performance of each of the Funds, the Trustees considered principally the gross investment performance of the
Funds, which should reflect the success of the Fund in tracking the return of its benchmark index without taking into account the effect of the Fund’s expenses and without taking into account any of the Fund’s earnings from securities lending activities.  The
Trustees noted that the three-year gross investment performance of each of the Funds equaled or exceeded the performance of the Fund’s benchmark index, other than the NVIT Mid Cap Index Fund and the NVIT Small Cap Index Fund, whose performance was within eight basis points and five basis points, respectively, of their respective benchmarks.  The Trustees determined that those returns were consistent with a conclusion that each Fund’s investment advisory arrangements were appropriately designed to provide a return approximating that of the Fund’s benchmark index.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreements.

192 - Supplemental Information - December 31, 2022 (Unaudited) - Index Funds
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.  The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-
Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Other Federal Tax Information
For the year ended December 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2022, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2022, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Bond Index – %
International Index –
Mid Cap Index 38.71
S&P 500 Index 77.88
Small Cap Index 56.01
Fund Amount
Bond Index $ 15,681,619
International Index –
Mid Cap Index 251,846,551
S&P 500 Index 1,716,110,115
Small Cap Index 42,421,694
Fund Amount Per Share
Bond Index $ – $ –
International Index 52,317,933 0.3551
Mid Cap Index – –
S&P 500 Index – –
Small Cap Index – –
Fund Amount Per Share
Bond Index $ – $ –
International Index 2,688,755 0.0182
Mid Cap Index – –
S&P 500 Index – –
Small Cap Index – –

Index Funds - December 31, 2022 - Management Information - 193
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

194 - Management Information - December 31, 2022 - Index Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Index Funds - December 31, 2022 - Management Information - 195
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

196 - Market Index Definitions - December 31, 2022 - Index Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Index Funds - December 31, 2022 - Market Index Definitions - 197
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

198 - Market Index Definitions - December 31, 2022 - Index Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

Index Funds - December 31, 2022 - Market Index Definitions - 199
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

200 - Market Index Definitions - December 31, 2022 - Index Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-IDX (2-23)

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
International Funds
NVIT Columbia Overseas Value Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT NS Partners International Focused Growth Fund
(formerly, NVIT AllianzGI International Growth Fund)

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Example 24
Statements of Investments 26
Statements of Assets and Liabilities 42
Statements of Operations 46
Statements of Changes in Net Assets 48
Financial Highlights 55
Notes to Financial Statements 59
Report of Independent Registered Public Accounting Firm 79
Supplemental Information 80
Management Information 87
Market Index Definitions 90

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Fund Commentary - December 31, 2022 - NVIT Columbia Overseas Value Fund
For the annual period ended December 31, 2022, the NVIT Columbia Overseas Value Fund Class I returned -5.99% versus
-5.58% for its benchmark, the MSCI EAFE
®
Value Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Foreign Large Value (consisting of 51 investments as of December 31, 2022), was -8.90% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
Security selection within the Communication Services and Industrials sectors was the primary driver of the Fund’s narrow underperformance versus the MSCI EAFE
®
Value Index during the period. Also detracting, but to a lesser degree, was security selection within Germany and the United Kingdom. Significant individual detractors included French cloud and big-data provider,
Atos, German industrial equipment maker, Kion Group, and Swedish digital game maker, Stillfront Group. The Fund sold Atos during the third quarter but owns the other two securities as of the end of the reporting period.
A mid-single digit (approximately 5.4%) overweight to Canada, which is not included in the benchmark, was the largest contributor to relative performance. The overweight reflects the Fund’s overall positioning, which is best described as a “lopsided barbell”
balancing defensives like food with cyclicals, and materials and energy. Contributors from a sector perspective mirror that positioning, with overweight in Energy, Staples, and Health Care, and an underweight in Consumer Discretionary, all proving beneficial to relative results. Top individual performers included Canadian oil and petroleum shipping company, Teekay Tankers,
Japanese drugstore chain, MatsukiyoCocokara, and French integrated oil company, TotalEnergies SE. All three securities were held in the portfolio as of period-end.
During the period, the Fund bought and sold currency contracts to neutralize variances with benchmark exposures resulting from bottom-up selection and construction. A routine, long-established risk-control component of the investment process, the use of these derivatives had minimal effect on Fund performance for the calendar year.
The Fund did not experience any liquidity events that had a material impact on Fund performance.
Subadviser:
Columbia Management Investment Advisors, LLC
Portfolio Manager:
Fred Copper
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies generally involve greater risk because: i) they are usually less stable in price and less liquid than larger, more established companies; ii) they are more vulnerable than larger companies to adverse business and economic developments; and ii) they may have more limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may concentrate investments in specific countries or sectors, subjecting it to greater volatility than that of other mutual funds. Some of the Fund's investments may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Growth and value style risks may subject the Fund to underperformance versus other funds that use different investing styles. The Fund may invest in REIT and real estate securities that pose risks that are associated with investing in real estate, including (1) possible declines in the value of real estate; (2) adverse general and local economic conditions; (3) possible lack of availability of mortgage funds; (4) changes in interest rates; (5) unexpected vacancies of properties; (6) environmental problems; and (7) the relative lack of liquidity associated with investments in real estate. The Fund may hold larger positions in fewer securities and financial instruments than other funds;
therefore a change in value of a single security or instrument may have a substantial impact on the Fund's value and total return.
Please refer to the most recent prospectus for a more detailed explanation of the Fund's principal risks.
A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT Columbia Overseas Value Fund - December 31, 2022 - Fund Commentary - 5
Asset Allocation
1
Common Stocks 97.8%
Repurchase Agreements 3.4%
Exchange Traded Fund 1.0%
Forward Currency Contracts
†
0.0%
Liabilities in excess of other assets (2.2)%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 13.1%
Banks 12.1%
Pharmaceuticals 10.1%
Insurance 8.4%
Food & Staples Retailing 5.8%
Diversified Telecommunication Services 4.2%
Tobacco 3.9%
Electronic Equipment, Instruments & Components 3.1%
Trading Companies & Distributors 3.0%
Metals & Mining 2.9%
Other Industries
#
33.4%
100.0%
Top Holdings
2
TotalEnergies SE 3.9%
Shell plc 3.2%
British American Tobacco plc 3.0%
AXA SA 2.7%
Novartis AG (Registered) 2.5%
ING Groep NV 2.4%
Koninklijke Ahold Delhaize NV 2.3%
Sanofi 2.2%
Takeda Pharmaceutical Co. Ltd. 2.1%
ITOCHU Corp. 2.1%
Other Holdings
#
73.6%
100.0%
Top Countries
2
Japan 19.3%
United Kingdom 14.9%
France 13.0%
Netherlands 10.5%
United States 6.3%
Canada 5.3%
Germany 4.4%
Spain 3.1%
Singapore 2.6%
Switzerland 2.5%
Other Countries
#
18.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

6 - Fund Commentary - December 31, 2022 - NVIT Columbia Overseas Value Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I
2
(5.99)% 0.70% 3.14% 3/24/2009
Class X (5.86)% N/A 8.34% 10/9/2020
Class Z (6.13)% N/A 8.07% 10/9/2020
MSCI EAFE
®
Value Index (5.58)% 0.17% 3.51%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.04% 1.03%
Class X 0.90% 0.89%
Class Z 1.15% 1.14%
N/A — Not Applicable.
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
Effective April 30, 2014, Class III Shares were renamed Class I Shares.

NVIT Columbia Overseas Value Fund - December 31, 2022 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Columbia Overseas Value Fund versus the MSCI
EAFE
®
Value Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - December 31, 2022 - NVIT Emerging Markets Fund
For the annual period ended December 31, 2022, the NVIT Emerging Markets Fund Class I returned -24.75% versus -20.09% for its benchmark, the MSCI
®
Emerging Markets Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer
category, Diversified Emerging Mkts (consisting of 79 investments as of December 31, 2022), was -22.25% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The following commentary was provided by subadviser, NS Partners Ltd. For the reporting period of 1/1/2022 – 12/31/2022:
The portfolio trailed a surging Emerging Market (EM) benchmark over the year, which was defined by fears over surging inflation and exacerbated by Russia’s invasion of Ukraine. In response, central banks sharply tightened, leading to a rapid deterioration in money supply. Our view was that this tightening would precipitate an economic slowdown globally but would also lead to a peak in inflation around the middle of the year. Given this challenging backdrop, we maintained a defensive bias through the year and opted to sit out the rally in more extreme cyclicals, which was reflected in an underweight to the Gulf states. While this hurt performance through the second and third quarters, these markets started to pull back through the fourth quarter as a recession loom. Selective commodities exposure partially offset this drag. For example, PTT Exploration and Production is a Thai upstream oil name that was a beneficiary of strong oil prices through the year. Chile’s SQM is a lithium and plant nutrition commodity producer, which benefitted in particular from rising demand for electric vehicle batteries.
Stock picking and allocation in China were the largest detractors over the period. Improving Chinese liquidity and macro data indicated a potential bottoming of the economy and a potential bull market in Chinese equities emerging. Led by this data, we cautiously lifted China exposure to neutral from underweight at the beginning of the year, mindful of structural risks in the property market and potential fallout from the Chinese Communist Party (CCP) Congress in October. The reaction to President Xinjiang sweeping away internal opposition in the Politburo Standing Committee at Congress was seen as negatively by markets, and we viewed it as a backward step for China’s institutional quality; however, Congress was soon followed by the announcement of the first meaningful measures to support the property sector, the start of a diplomatic charm offensive, and emerging signals that
COVID restrictions were set to ease. A key catalyst for reopening was a tragic apartment block fire in President Xinjiang’s capital
Urumqi, where strict COVID controls were reported to have prevented residents from escaping the building. News of the fire led to remarkable scenes of protest across China, with demonstrators hitting out against Beijing’s draconian approach to COVID. More surprising was the subsequent acknowledgement by President Xinjiang that Chinese people were ‘frustrated’ with the restrictions and that Omicron is a less deadly strain than Delta. Testing and quarantine restrictions have since eased dramatically, which is taking place alongside a massive vaccination drive targeting the elderly to combat the inevitable spike in cases.
This sharp policy turnaround saw China H-shares, previously punished by foreign investors exiting China, bounce dramatically.
This bounce was a drag on performance as the portfolio was underweight H-shares at the outset of the rally, and overweight
A-shares, favoring companies that dominate their growing domestic markets and that have the potential to go global. While this was a source of outperformance for the Fund earlier in the year, A-shares were not beneficiaries of the initial upturn in sentiment on reopening. China A-shares in more cyclical industries dominate the largest detractors for performance during the period, including industrials like battery manufacturer, CATL, and manufacturing equipment maker, Sany Heavy Industry. While frustrating to trail the early stages of this rally, we were able to take advantage of pullbacks to add exposure in high quality H-shares. This includes companies set to enjoy a reopening boost, such as leading sportswear brand Li Ning, and shopping platform Meituan, whose super app covers personalized restaurant search, reviews, and delivery while expanding into groceries and retail.
Stock picking in Taiwan and South Korea were also detractors during the year, led by chipmakers which are exposed to weakening consumer demand for mobile handsets and other electronic goods as a recession begins to bite. TSMC’s stock in particular had taken a battering earlier in the year, with sentiment hit by the demand slump alongside fears that China is set to invade Taiwan.
Our view is that events in Ukraine and the unity of the Western response are significant deterrents to an invasion attempt. While tensions ran hot during former US House Speaker Pelosi’s trip to Taiwan in August, China has since toned down the rhetoric. At the CCP Congress in October, President Xinjiang reiterated existing policy that China would strive for peaceful reunification with
Taiwan but without ruling out the use of force. In the near term there are risks linked to customer inventory digestion, but valuations are compelling for the world’s most advanced semiconductor foundry. TSMC boasts dominant market share in advanced nodes, a diversified customer base that includes the likes of Apple, Nvidia, AMD, Intel and Qualcomm, and exposure to a long growth runway in high performance computing, AI and auto chips. Competitors are failing to keep pace with TSMC’s levels of reinvestment into capex and research and development, which reinforces a robust technological moat.
Stock picking in India was one of the strongest contributors to performance, led by PepsiCo bottler, Varun Beverages. The rapid growth of India’s middle class supports volume growth for Varun, which can then reinvest in capacity expansion, new geographies, and new segments such as energy drinks and dairy. Management was so successful that Varun is now the second largest PepsiCo bottler outside the US and is so well managed that it has taken over Pepsi’s Indian bottling operations. More broadly, the long-term structural story in India is strong, with growth potential that in many ways resembles China 25 years ago. One key catalyst for

NVIT Emerging Markets Fund - December 31, 2022 - Fund Commentary - 9
this growth is a series of policy reforms pushed through by the Modi Government over nearly a decade, in areas such as health, sanitation, insolvency and bankruptcy law, tax, digital land records and biometric identification. The cumulative effect of these measures is forming a virtuous circle, where an increase in the size of the formal economy in turn increases the government tax take, which allows it to reinvest into productivity enhancing projects such as national freight corridors. In the shorter term, there are risks for the market, with valuations rich and at a point where earnings are beginning to look vulnerable. Our overweight to India has therefore been pared back to a modest level, providing a source of cash to increase China exposure.
We remain cautiously positioned for now, with a preference for defensive sectors and quality. EM central banks responded earlier to rising inflation than their developed counterparts, and policy tightening is already being reflected in an easing of price pressures, which in turn has contributed to a pick-up in real money growth, in contrast to continued weakness in the G7. An improving monetary backdrop could support EM equities despite an expected intensification of global economic weakness in the first half of
2023.
The Fund did not invest in derivatives during the reporting period and did not experience any liquidity events that had a material impact on Fund performance.
Subadviser:
NS Partners Ltd.
Portfolio Manager:
Ian Beattie
The following commentary was provided by subadviser, Loomis, Sayles & Company, L.P., for the reporting period of 1/1/2022 –
12/31/2022:
We took a long-term approach to investing with an ownership mindset. While the strategy underperformed its benchmark in 2022, most of the underperformance occurred in the first half of the year given exposure to Russia, no exposure to commodities, and an underweight in China. Although global markets remained under pressure due to high inflation in the US, a strengthening dollar, hawkish Federal Reserve commentary and increasingly probability of a global recession, portfolio returns, while negative, did outperform their benchmark in the last six months of the year by over 200 basis points.
The three largest contributors for the year were Cholamandalam Investment, LG Energy, and Borouge Plc. Cholamandalam
shares rose 25.5% due to a recovery in commercial vehicle loan origination rates to pre-COVID levels and expansion into new verticals. We participated in the initial public offering (IPO) of LG Energy Solutions, a global leader in Lithium-ion batteries. LG has a diversified client base with strong tie-ups with key original equipment manufacturers in diverse regions, especially in Europe, the leader in the shift to electric vehicles. We also invested in the IPO of Borouge, a leading UAE polyolefin manufacturer, based on the company’s attractive outlook for growth combined with a compelling hard currency dividend yield and valuation discount. The
Fund do not have holdings in Borouge Plc and continues to hold LG Energy Solution and Cholamandalam Investment at the end
of reporting period.
The three main detractors were Taiwan Semiconductor Manufacturing Company (TSMC), Star Health, and TCS Group. Shares of
TSMC declined as the outlook for global semiconductors darkened, and TSMC warned of an industry-wide inventory correction that could potentially last into the first half of 2023. Despite the quarter-to-quarter volatility, the quality of TSMC as a leader enjoying structural growth remains unchanged with little evidence to suggest that there are any changes in structurally increasing silicon content. Star Health, a retail health insurer, underperformed due to higher-than-expected claims because of abnormal timing of monsoon-related charges. We believe the current competitive and regulatory structure of the Indian health insurance industry is supportive for Star Health to maintain its leadership position and deliver long-term premium growth based on severe under-
penetration of vital health coverage in India. TCS group, a Russian holding, was marked down to zero. The Fund continues to hold all 3 securities, as their stock prices rose above our target prices.
We take a long-term approach to investing with an ownership mindset. While the strategy underperformed its benchmark in 2022, most of the underperformance occurred in the first half of the year given exposure to Russia, no exposure to commodities, and an underweight in the China market. Although global markets remained under pressure due to high inflation in the US, a strengthening
Dollar, hawkish Federal Reserve commentary, and an increased probability of a global recession. The portfolio returns, while negative, did outperform their benchmark in the last six months of the year by over 200 basis points.
The Fund did not use derivatives, and there were no material liquidity events.

10 - Fund Commentary - December 31, 2022 - NVIT Emerging Markets Fund
Subadviser:
Loomis, Sayles, & Company, L.P.
Portfolio Manager:
Ashish Chugh
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Some of the Fund’s investments may subject the Fund to liquidity risk, making the Fund more volatile than other mutual funds. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

NVIT Emerging Markets Fund - December 31, 2022 - Fund Commentary - 11
Asset Allocation
1
Common Stocks 98.9%
Repurchase Agreements 0.1%
Rights
†
0.0%
Other assets in excess of liabilities 1.0%
100.0%
Top Industries
2
Banks 11.8%
Semiconductors & Semiconductor Equipment 9.9%
Internet & Direct Marketing Retail 8.5%
Technology Hardware, Storage & Peripherals 5.7%
Interactive Media & Services 5.6%
Insurance 4.9%
Diversified Financial Services 4.3%
Beverages 3.9%
Textiles, Apparel & Luxury Goods 3.8%
Hotels, Restaurants & Leisure 3.3%
Other Industries
#
38.3%
100.0%
Top Holdings
2
Taiwan Semiconductor Manufacturing Co. Ltd. 7.0%
Samsung Electronics Co. Ltd. 5.6%
Tencent Holdings Ltd. 4.8%
Alibaba Group Holding Ltd. 4.5%
Housing Development Finance Corp. Ltd. 2.8%
AIA Group Ltd. 2.7%
Varun Beverages Ltd. 2.6%
Shanghai Baosight Software Co. Ltd., Class A 2.4%
Meituan, Class B 2.2%
Max Healthcare Institute Ltd. 1.8%
Other Holdings
#
63.6%
100.0%
Top Countries
2
China 36.3%
India 17.8%
Taiwan 12.5%
South Korea 8.8%
Hong Kong 4.2%
Brazil 3.6%
Indonesia 3.6%
Thailand 2.9%
Greece 1.7%
Chile 1.5%
Other Countries
#
7.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

12 - Fund Commentary - December 31, 2022 - NVIT Emerging Markets Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (24.75)% (4.30)% (0.22)% 8/30/2000
Class II (24.92)% (4.54)% (0.47)% 8/30/2000
Class D (24.99)% (4.62)% 1.41% 7/29/2016
Class Y (24.60)% (4.16)% 0.14% 4/30/2014
MSCI Emerging Markets
®
Index (20.09)% (1.40)% 1.44%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.19% 1.10%
Class II 1.44% 1.35%
Class D 1.53% 1.44%
Class Y 1.04% 0.95%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT Emerging Markets Fund - December 31, 2022 - Fund Commentary - 13
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT Emerging Markets Fund versus performance of the
MSCI Emerging Markets
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

14 - Fund Commentary - December 31, 2022 - NVIT International Equity Fund
For the annual period ended December 31, 2022, the NVIT International Equity Fund Class I returned -14.12% versus -16.00% for its benchmark, the MSCI
®
All Country World Index ex USA. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Foreign Large Blend (consisting of 131 investments as of December 31, 2022), was -14.80% for the same period.
Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The Fund outperformed its MSCI
®
All Country World Index ex USA benchmark by 1.88%. Both stock selection and sector allocation accounted for the outperformance. Selection was favorable in seven of eleven sectors for the year. Financials and Consumer
Staples were the best performing sectors, while Consumer Discretionary and Information Technology were the biggest detractors.
Regionally, stock selection was strongest in Japan and China and weakest in Taiwan and Australia.
2022 brought an end to a nearly 15-year cycle of monetary easing and rising equity multiples following the Global Financial crisis.
At the conclusion of most favorable financial periods, the ending tended to be a painful one for investors and the 2022 market dropped of nearly 20% was no exception.
Inflation fears dominated investor thinking for most of 2022 despite a generally favorable period of corporate earnings. As the global economy reopened after the pandemic, inflation began to surface but was dismissed, as transitory in most circles. The
24 February invasion of Ukraine by Russia triggered a disruption in the energy markets and further aggravated fragile supply chains that had just begun to recover from the global pandemic. Oil prices surged nearly 50% in less than two weeks as most of the developed world began to isolate Russia through economic sanctions and trade embargoes. Still, the sharp escalation in commodity prices and “great resignation” created labor imbalances and significant wage pressures in many parts of the developed markets as employers had difficulty filling positions. Unemployment remained at lows not seen in decades. Inflation soared driven in large part by more pernicious wage inflation, reaching double digits in most markets, more than double than the current interest rates.
The response from the central banks, led by the United States Federal Reserve (“Fed”), was harsh and extremely punishing to the capital markets. With the notable exceptions of the Bank of Japan (“BoJ”) and the People’s Bank of China, every major central bank increased interest rates in 2022. Bonds experienced their worst drawdown in nearly 70 years as yields soared. This effectively froze the real estate markets especially in the final quarter of the year. Stocks, which traditionally are better equipped to deal with rising inflation, fell in lock step. The US dollar surged on the back of the sharp increase in US rates reaching highs not seen in decades before trading off, prior to year-end.
European markets suffered to a similar extent, although the European Central Bank was slower to raise rates and started from a negative yield at the beginning of the year. The economy was in a comparatively more fragile condition than others, and this merited caution in raising rates for fears of triggering a deep recession. Corporate earnings in Europe have, to this point, remained ahead of expectations. With compelling valuations, the region closed with a strong fourth quarter enabling it to outperform the
World Indices in 2022.
Within Asia, the BoJ maintained an accommodative monetary policy as it continues to attempt to stimulate growth. Inflation remained at comparatively low levels averaging under 4% for the year. The market slipped a modest 4% in local terms, but a weak
Yen erased most of the comparative advantage for international investors. While China maintained a similar monetary policy, the draconian impact of their zero tolerance COVID policy and overbuilt real estate market sent the market plunging. President Xi
Jinping’s election to a third term and his speech reinforcing the theme of common prosperity and COVID policies sent the market to a multi-year low before it rallied with the lifting of several of the COVID restrictions and visible support to the real estate sector.
Energy was the best-performing sector in 2022, as shares of energy companies surged on bullish sentiment about the demand outlook for oil. Communication services was the worst-performing sector, as rising interest rates led investors to sell off technology stocks with high valuations and low-dividend payments.
From a factor perspective, value was by far the most effective factor for the year with an especially strong first and fourth quarter.
Sentiment worked well in the beginning of the year but suffered a large drawdown in November with increasing fears of a global recession and continued hawkish tones from the central banks. Growth measures were largely out of favor for most of the year.
Quality provided a modest but positive return in developed markets but was mixed in the emerging markets.
The three contributor investments to the Fund’s performance were Novo Nordisk, Bank of Baroda, and Imperial Brands. Novo
Nordisk’s stock rallied over the period and reached its all-time peak in December. Obesity and GLP-1 therapies remain the drivers of growth. The prevalence of diabetes is expected to soar in the coming decades as a result of an increasingly overweight and aging population. We continue to believe in Novo, and this remains a holding in the Fund. Bank of Baroda continued its strong performance in 2022, especially in the second half of the year with annual earnings growth of 58%. Metrics were favorable

NVIT International Equity Fund - December 31, 2022 - Fund Commentary - 15
throughout the bank with loan growth, margins, and asset quality all showing improvements. The interest rate cycle continues to benefit the bank, and they continue to guide for improved operating margins as a result. Wall Street analysts remain positive toward the stock. Imperial Brands has enjoyed strong results in the second half of the year. The company won aggregate share in its target markets, in a reversal of recent trends and grew organic revenue modestly as price/mix more than offset volume declines.
Imperial generates some of the highest margins in the industry on its cigarette portfolio.
The three detractor investments to the Fund’s performance were Deutsche Post, Nan Ya Printed Circuit Board, and Unimicron
Technology. Deutsche Post has come under pressure due to supply chain and inflationary concerns as shares have dropped significantly. Its legacy German Postal operations, which generated roughly 12% of total revenue, face secular demand declines and are heavily regulated. The company was de-rated due to concerns about demand, cost inflation and a broader rotation away from “COVID-19 winners” in the market. Nan Ya Printed Circuit Board’s stock price declined throughout the year. Business demand has been impacted by inflationary pressure and inventory adjustment; however, the company believes it is close to a bottom as it has seen restocking demand for IT, memory and mobile emerging lately. Unimicron Technology experienced a tough second half 2022. The company’s chairman acknowledged that the supply-demand gap has been narrowing, lowering their ability to raise prices. The company continues to focus on higher end substrates that they believe will have higher demand and pricing power;
however, threats from alternative packaging technologies, such as silicon interposer, which could significantly reduce the value-
add of substrate.
During the year, the Fund held no derivatives and had no liquidity events that materially impact performance.
Subadviser:
Lazard Asset Management
Portfolio Managers:
Paul Moghtader CFA, Susanne Willumsen, Taras Ivanenko PhD, CFA
* The MSCI ACWI Index is MSCI’s global equity index, designed to represent performance of large- and mid-cap stocks across
23 developed and 27 emerging markets. As of November 2020, it covered more than 3,000 constituents across 11 sectors and approximately 85% of the free float-adjusted market capitalization in each market. Please see also the description of the benchmark on the Market Index Definitions page at the back of this book.
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund uses both a growth style and a value style of investing and may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2022 - NVIT International Equity Fund
Asset Allocation
1
Common Stocks 99.0%
Repurchase Agreement 1.5%
Liabilities in excess of other assets (0.5)%
100.0%
Top Industries
2
Banks 12.3%
Pharmaceuticals 8.5%
Oil, Gas & Consumable Fuels 5.7%
Insurance 5.0%
Metals & Mining 4.3%
Semiconductors & Semiconductor Equipment 3.9%
Automobiles 3.5%
Tobacco 3.3%
Chemicals 3.2%
Capital Markets 2.8%
Other Industries
#
47.5%
100.0%
Top Holdings
2
Novo Nordisk A/S, Class B 3.6%
Unilever plc 2.4%
Japan Tobacco, Inc. 2.0%
Roche Holding AG 2.0%
Shin-Etsu Chemical Co. Ltd. 1.7%
Iberdrola SA 1.6%
Japan Post Holdings Co. Ltd. 1.5%
UBS Group AG (Registered) 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. 1.4%
Loblaw Cos. Ltd. 1.4%
Other Holdings
#
80.9%
100.0%
Top Countries
2
Japan 13.6%
China 9.3%
United Kingdom 7.6%
Canada 7.4%
France 6.4%
Germany 5.3%
Denmark 4.6%
Australia 4.4%
United States 4.3%
Netherlands 4.3%
Other Countries
#
32.8%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

NVIT International Equity Fund - December 31, 2022 - Fund Commentary - 17
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (14.12)% 1.24% 4.51% 8/30/2000
Class II
2
(14.38)% 0.98% 4.25% 4/28/2008
MSCI ACWI
®
ex USA (16.00)% 0.88% 3.80%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.14% 1.13%
Class II 1.39% 1.38%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

18 - Fund Commentary - December 31, 2022 - NVIT International Equity Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT International Equity Fund versus performance of the
MSCI ACWI
®
ex USA over the 10-year period ended 12/31/22. Unlike the Fund, the performance of this index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

NVIT NS Partners International Focused Growth Fund - December 31, 2022 - Fund Commentary - 19
For the annual period ended December 31, 2022, the NVIT NS Partners International Focused Growth Fund (formerly, NVIT
AllianzGI International Growth Fund) Class I returned -37.93% versus -22.95% for its benchmark, the MSCI EAFE
®
Growth
Index* - Net Return. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Foreign Large Growth
(consisting of 77 investments as of December 31, 2022), was -24.58% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
The following commentary is provided by Allianz Global Investors for the reporting period of 1/1/2022 - 07/15/2022**:
The Fund underperformed its benchmark during the report period of January 1, 2022, to July 15, 2022, in what was an especially challenging market environment. The Federal Reserve’s (“Fed”) increasingly hawkish response to high inflation prints reaching
40-year highs in many markets was the main driver, and interest rates eventually increased. The resulting higher discount rate has an over proportional impact on Growth companies, valued on their higher future cash flows, and a sharp rotation away from Growth broadly as a style. In almost all cases, the underperformance of the holdings was driven by this valuation multiple de-rating, rather than first quarter earnings downgrades. The Russia and Ukraine conflict, Energy Crisis and a resurgence of COVID in key Chinese cities only amplified this style rotation and encouraged market participants into risk-off positioning. Performing strongest year-to-
date was the Energy sector, while the selloff heavily impacted the Information Technology sector, the latter being where the Fund was overweight according to purely bottom-up, long term views.
The main active detractors during the period were Sea Ltd, Ambu AS Unsponsored Denmark ADR, Wix.com Ltd, and Mercardo
Libre. These companies with very high growth prospects had attracted relatively higher valuations. Given rising rates, the top active contributors included several companies within the Financials sector: AIA Group, and banks, HDFC Bank and Capitec.
Alibaba was also relatively more resilient, after being sold off heavily in prior quarters. At the time of closure, the Fund still held the abovementioned securities. The Fund did not invest in derivatives during the period and did not experience any liquidity events that had a material impact on Fund performance.
Subadviser:
Allianz Global Investors U.S. LLC
Portfolio Managers:
Robert Hofmann, CFA and Tobias Kohls, CFA, FRM
The following commentary is provided by NS Partners Ltd for the reporting period of 7/29/2022 - 12/31/2022**:
International equity markets staged a rally towards the end of the year as data suggested inflation had peaked and China initiated a long-awaited re-opening, ending its zero-COVID policy. Global headline consumer price index (“CPI”) momentum has fallen sharply with weakness in commodity prices signaling a further slowdown. Global manufacturing supply conditions are normalizing, and the stock building downswing is accelerating. The US Federal Reserve Bank will remain hawkish until the demand for labor weakens as strong employment numbers and wage growth kept consumer spending solid throughout 2022.
In the Eurozone, money trends suggested a worsening outlook despite optimism on recent lower gas prices. A mild, windy winter has kept gas storage at higher than feared levels. UK money data is even weaker than the Eurozone, and the Bank of England is already softening its policy statements. The former Prime Minister, Liz Truss, and Chancellor Kwasi Kwarteng partly did the central banks’ job with a misjudged economic policy statement that led to a run-on UK government bonds and sterling. The Conservative
Party acknowledged its mistake in their choice of a leader, replacing Truss with former Chancellor Rishi Sunak, which calmed the markets.
In Japan, the Bank of Japan surprised markets raising the upper limit on its target government bond yield range to 50 basis point
(“bps”), citing deteriorating functioning of the bond market. The shift in policy comes before the departure of central bank governor
Haruhiko Kuroda in April and may be driven by the poor political ratings of Prime Minister Fumio Kishida as higher inflation and stronger yen have impacted consumer’s spending power in an economy that has had virtually no wage growth in over twenty years despite full employment.
In China, there has been a complete reversal of the zero COVID policy in response to public protests and the continuing damage to the economy of rolling lockdowns. Having secured an unprecedented third term in power, President Xi Jinping is resetting policy to improve foreign relations and economic growth in the face of a rising death toll from COVID, which the regime had failed to prepare for, despite three years of restrictions. The shift in policy has provided a much-needed boost to the equity market domestically and in Hong Kong.

20 - Fund Commentary - December 31, 2022 - NVIT NS Partners International Focused Growth Fund
Our global “excess” money indicators are likely to turn mixed in the first quarter of 2023, which should be favorable for government bonds and less negative for equities. We expect quality growth to outperform in response to lower bond yields, which should come about as inflation falls and unemployment rises as the major developed economies enter into a recession.
The Fund underperformed the MSCI EAFE
®
Growth Index during the period. The relative underperformance was driven by
Information Technology, Communication Services and Healthcare, partially offset by stronger performance in Financials and Real
Estate.
Top detractors from performance during the period included Cellnex (Communication Services), Xero (Information Technology)
and Lonza Group (Healthcare). Cellnex is a leading operator of telecom towers in Europe, and as an acquiror of long-life assets, the company was able to secure debt on future cashflows. As interest rates have increased the share price has lagged, due to the long duration characteristics of the company, but with rates likely to peak in the coming quarters we would look for this to improve. During the last results meeting, the company announced an increased focus on organic growth cash flow and maximizing shareholder value. With mergers and acquisitions taking a back seat, the Cellnex story goes back to basics, delivering new sites and growing tenancy ratios while keeping a lid on costs. Xero is a cloud-based accounting software company based in
Australia, which has been rapidly expanding into other English-speaking geographies. During the year, the market was concerned about slowing growth rates, and as interest rates have risen, valuation multiples have moved lower. Looking further ahead, the shift to digital taxation will continue to be a strong growth driver, as the ‘making tax digital’ push has proven effective in increasing government revenues and efficiency. As with the other longer duration holding, peaking interest rates in the coming quarters should enable a new base level for some of these names. Lonza is a leading contract development and manufacturing (CDMO)
partner for global pharmaceutical companies, producing active ingredients into a highly regulated industry. Sentiment towards the company was impacted midyear as one of its partner’s drugs failed a Phase III trial, leaving the market concerned about unfilled capacity, but the CDMO industry is growing fast and there is an excess of demand over supply. More recently, the US executive order on biomanufacturing favors Lonza over its Asian competitors as large drug companies will not want to take unnecessary geopolitical risk. Each of these positions was still held in the Fund at the end of the period.
Top contributors to performance during the period included Hannover Re (Financials), Universal Music (Communication Services)
and Prudential PLC (Financials). Hannover Re is one of the largest and most profitable reinsurers globally. Management have been highlighting the hardening pricing environment during the year and talking about a sweet spot for the re-insurers. Higher interest rates, large losses and inflation have all been catalysts to see firmer premiums. The company is clear that they are not willing to chase top line growth, which is reflected in market leading profitability and returns over the years. With global rates set to remain elevated for some time the company appears well positioned to benefit from the tailwinds into the new pricing season.
Universal Music is one of the big three record labels and recovered strongly towards the end of the year, having initially suffered from the perception that all subscription services would be cut post the COVID period. The read across from weaker TV streaming was misleading as music remains a key service that consumers are willing to pay for, with back catalogues in music being a major differentiator. The company has continued to grow sales through a combination of increased streaming penetration, price increases from the platforms, and higher physical sales and merchandising. In the near term fourth quarter numbers should improve with artists such as Taylor Swift contributing, and longer-term global subscriber penetration should continue to expand from the current low (at approximately 8%) levels. Prudential PLC started rallying during the fourth quarter on speculation that China would begin to relax COVID restrictions after the new year and has accelerated further with confirmation of the immediate reopening. The company is one of the region’s leading life insurers and has significant exposure to Hong Kong and emerging Asia, which have all suffered over the past two years with lockdowns. Upon full reopening we are anticipating a strong return to growth as sales forces are rebuilt, and the consumer resumes normal life. Investors had been calling for the company to spin off non-core businesses, change the CEO and move headquarters to the region, to which they have obliged, yet the shares still trade at a significant discount to peers. We would look for this gap to close as volumes pick up in the quarters ahead and more of the share trading shifts from the UK to Hong Kong. Each of these positions was still held in the Fund at the end of the period.
The Fund did not invest in derivatives during the reporting period and there were no liquidity events that had a material impact on the Fund’s performance.
Subadviser:
NS Partners Ltd
Portfolio Managers:
Julian Linton and Tim Bray

NVIT NS Partners International Focused Growth Fund - December 31, 2022 - Fund Commentary - 21
* Fund’s benchmark MSCI ACWI
®
ex USA Growth Index is replaced with MSCI EAFE
®
Growth Index, due to change of subadviser
and strategy of the Fund.
** During the period 07/16/2022 – 07/29/2022 the Fund was managed by a transitional manager.
The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid, 3) are more vulnerable to adverse business and economic developments, and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may concentrate on specific sectors or countries, subjecting it to greater volatility than that of other mutual funds. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.6%
Repurchase Agreements 1.2%
Liabilities in excess of other assets (0.8)%
100.0%
Top Industries
2
Professional Services 9.4%
Insurance 8.6%
Food Products 6.7%
Pharmaceuticals 6.5%
Health Care Equipment & Supplies 6.5%
Semiconductors & Semiconductor Equipment 4.3%
Textiles, Apparel & Luxury Goods 4.1%
Beverages 3.8%
Chemicals 3.6%
IT Services 3.5%
Other Industries
#
43.0%
100.0%
Top Holdings
2
Nestle SA (Registered) 3.8%
Novo Nordisk A/S, Class B 3.6%
Recruit Holdings Co. Ltd. 3.3%
Prudential plc 3.2%
Experian plc 3.1%
Bakkafrost P/F 3.0%
Wolters Kluwer NV 3.0%
AIA Group Ltd. 2.9%
AstraZeneca plc 2.9%
CSL Ltd. 2.8%
Other Holdings
#
68.4%
100.0%
Top Countries
2
Japan 15.3%
France 11.5%
Netherlands 9.4%
United States 8.5%
United Kingdom 7.4%
Hong Kong 6.1%
Australia 6.0%
Switzerland 6.0%
China 5.8%
Spain 5.6%
Other Countries
#
18.4%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of December 31, 2022.
2
Percentages indicated are based upon total investments as of December 31, 2022.

22 - Fund Commentary - December 31, 2022 - NVIT NS Partners International Focused Growth Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class I (37.93)% 0.63% 4.26% 3/24/2008
Class II
2
(38.08)% 0.37% 4.00% 3/24/2008
MSCI ACWI
®
ex USA
Growth Index
3
(23.05)% 1.49% 4.68%
MSCI EAFE
®
Growth
Index
3
(22.95)% 2.49% 5.59%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class I 1.10% 0.97%
Class II 1.35% 1.22%
^
Current effective prospectus dated May 2, 2022. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial
Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
Effective April 30, 2014, Class VI Shares were renamed Class II Shares.
3
Fund’s benchmark MSCI ACWI
®
ex USA Growth Index is replaced with MSCI EAFE
®
Growth Index, due to change of subadviser
and strategy of the Fund.

NVIT NS Partners International Focused Growth Fund - December 31, 2022 - Fund Commentary - 23
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class I shares of the NVIT NS Partners International Focused Growth Fund
versus performance of the MSCI ACWI
®
ex USA Growth Index (previous benchmark) and the MSCI EAFE
®
Growth Index (new
benchmark as of 7/18/22) over the 10-year period ended 12/31/22. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
* Fund’s benchmark MSCI ACWI
®
ex USA Growth Index is replaced with MSCI EAFE
®
Growth Index, due to change of subadviser
and strategy of the Fund.

24 - Shareholder Expense Example - December 31, 2022 - International Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT Columbia Overseas Value Fund
Class I Shares
Actual
(b)
1,000.00 1,086.10 5.10 0.97
Hypothetical
(b)(c)
1,000.00 1,020.32 4.94 0.97
Class X Shares
Actual
(b)
1,000.00 1,086.80 4.37 0.83
Hypothetical
(b)(c)
1,000.00 1,021.02 4.23 0.83
Class Z Shares
Actual
(b)
1,000.00 1,085.90 5.68 1.08
Hypothetical
(b)(c)
1,000.00 1,019.76 5.50 1.08

International Funds - December 31, 2022 - Shareholder Expense Example - 25
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a)
NVIT Emerging Markets Fund
Class I Shares
Actual
(b)
1,000.00 952.10 5.31 1.08
Hypothetical
(b)(c)
1,000.00 1,019.76 5.50 1.08
Class II Shares
Actual
(b)
1,000.00 951.40 6.54 1.33
Hypothetical
(b)(c)
1,000.00 1,018.50 6.77 1.33
Class D Shares
Actual
(b)
1,000.00 951.00 6.69 1.36
Hypothetical
(b)(c)
1,000.00 1,018.35 6.92 1.36
Class Y Shares
Actual
(b)
1,000.00 952.90 4.58 0.93
Hypothetical
(b)(c)
1,000.00 1,020.52 4.74 0.93
NVIT International Equity Fund
Class I Shares
Actual
(b)
1,000.00 1,041.80 5.56 1.08
Hypothetical
(b)(c)
1,000.00 1,019.76 5.50 1.08
Class II Shares
Actual
(b)
1,000.00 1,039.80 6.84 1.33
Hypothetical
(b)(c)
1,000.00 1,018.50 6.77 1.33
NVIT NS Partners International Focused Growth Fund
Class I Shares
Actual
(b)
1,000.00 1,015.00 4.93 0.97
Hypothetical
(b)(c)
1,000.00 1,020.32 4.94 0.97
Class II Shares
Actual
(b)
1,000.00 1,013.60 6.19 1.22
Hypothetical
(b)(c)
1,000.00 1,019.06 6.21 1.22
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

26 - Statement of Investments - December 31, 2022 - NVIT Columbia Overseas Value Fund
Common Stocks 97.8%
Shares Value ($)
AUSTRALIA 2.3%
Hotels, Restaurants & Leisure 0.8%
Flutter Entertainment plc *(a) 14,398 1,972,880
Metals & Mining 1.5%
Northern Star Resources Ltd. 487,057 3,566,543
5,539,423
BRAZIL 0.3%
Airlines 0.3%
Azul SA, ADR *(a) 104,165 636,448
CANADA 5.4%
Chemicals 0.6%
Nutrien Ltd. (a) 20,452 1,493,610
Food & Staples Retailing 1.6%
Alimentation Couche-Tard, Inc. 88,882 3,905,819
Metals & Mining 1.0%
Teck Resources Ltd.
, Class B
(a) 64,679 2,446,160
Oil, Gas & Consumable Fuels 1.7%
Cameco Corp. (a) 120,448 2,730,556
Teekay Tankers Ltd.
, Class A
* 32,611 1,004,745
Vermilion Energy, Inc. (a) 22,326 395,170
4,130,471
Paper & Forest Products 0.5%
West Fraser Timber Co. Ltd. 18,471 1,333,759
13,309,819
CHINA 0.8%
Water Utilities 0.8%
Guangdong Investment Ltd. (a) 1,938,000 1,984,052
FINLAND 2.1%
Paper & Forest Products 2.1%
UPM-Kymmene OYJ 137,285 5,146,263
FRANCE 13.3%
Banks 2.0%
BNP Paribas SA 87,927 5,003,693
Biotechnology 0.0%
†
DBV Technologies SA, ADR *(a) 34,031 52,067
Construction & Engineering 1.4%
Eiffage SA 34,126 3,365,020
Insurance 2.8%
AXA SA 245,936 6,854,419
Multi-Utilities 0.8%
Engie SA 139,507 1,998,305
Oil, Gas & Consumable Fuels 4.0%
TotalEnergies SE 157,308 9,818,408
Pharmaceuticals 2.3%
Sanofi 57,804 5,593,154
32,685,066
GERMANY 4.5%
Automobiles 0.6%
Mercedes-Benz Group AG 21,222 1,392,663
Chemicals 0.7%
Covestro AG Reg. S (b) 46,274 1,810,386
Common Stocks
Shares Value ($)
GERMANY
Machinery 1.4%
Duerr AG 72,440 2,444,469
KION Group AG 31,877 912,166
3,356,635
Multi-Utilities 1.2%
E.ON SE 301,693 3,011,026
Pharmaceuticals 0.6%
Bayer AG (Registered) 28,123 1,452,061
11,022,771
GREECE 0.6%
Banks 0.6%
Piraeus Financial Holdings SA * 1,004,863 1,540,944
HONG KONG 1.4%
Food Products 1.4%
WH Group Ltd. Reg. S (b) 5,715,377 3,325,071
IRELAND 1.0%
Banks 1.0%
Bank of Ireland Group plc 259,177 2,457,440
Biotechnology 0.0%
†
Amarin Corp. plc, ADR *(a) 29,778 36,031
2,493,471
ISRAEL 2.3%
Banks 0.7%
Bank Hapoalim BM 196,856 1,775,906
Diversified Telecommunication Services 0.8%
Bezeq The Israeli
Telecommunication Corp. Ltd. 1,189,433 2,052,015
Software 0.8%
Check Point Software
Technologies Ltd. * 14,756 1,861,617
5,689,538
JAPAN 19.7%
Auto Components 0.5%
Koito Manufacturing Co. Ltd. 89,400 1,331,683
Automobiles 1.2%
Toyota Motor Corp. 223,700 3,057,339
Banks 2.1%
Sumitomo Mitsui Financial Group,
Inc. 127,300 5,129,461
Construction & Engineering 0.5%
Kinden Corp. 118,100 1,293,428
Diversified Financial Services 1.8%
ORIX Corp. 277,000 4,466,573
Diversified Telecommunication Services 1.2%
Nippon Telegraph & Telephone
Corp. 104,800 2,991,419
Electronic Equipment, Instruments & Components 1.2%
Daiwabo Holdings Co. Ltd. 198,300 2,910,269
Equity Real Estate Investment Trusts (REITs) 0.2%
Invincible Investment Corp. 1,215 469,671

NVIT Columbia Overseas Value Fund - December 31, 2022 - Statement of Investments - 27
Common Stocks
Shares Value ($)
JAPAN
Food & Staples Retailing 2.0%
MatsukiyoCocokara & Co. 98,600 4,957,443
Health Care Providers & Services 1.0%
Ship Healthcare Holdings, Inc. 119,100 2,436,553
Insurance 1.6%
Dai-ichi Life Holdings, Inc. 176,000 3,996,696
Machinery 0.3%
Takuma Co. Ltd. 85,200 793,579
Pharmaceuticals 2.2%
Takeda Pharmaceutical Co. Ltd. 166,800 5,209,849
Professional Services 0.7%
BayCurrent Consulting, Inc. 57,500 1,797,959
Trading Companies & Distributors 3.2%
ITOCHU Corp. 165,000 5,159,042
Marubeni Corp. 215,700 2,464,972
7,624,014
48,465,936
NETHERLANDS 10.8%
Banks 3.2%
ABN AMRO Bank NV, CVA Reg.
S (b) 130,950 1,808,644
ING Groep NV 486,662 5,937,478
7,746,122
Food & Staples Retailing 2.3%
Koninklijke Ahold Delhaize NV 197,213 5,666,698
Insurance 2.0%
ASR Nederland NV 105,340 4,994,558
Oil, Gas & Consumable Fuels 3.3%
Shell plc 281,186 7,990,664
26,398,042
NORWAY 1.0%
Food Products 1.0%
Leroy Seafood Group ASA 431,095 2,427,595
RUSSIA 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
LUKOIL PJSC ^∞ 10,847 0
SINGAPORE 2.7%
Electronic Equipment, Instruments & Components 2.0%
Venture Corp. Ltd. 375,700 4,789,816
Oil, Gas & Consumable Fuels 0.7%
BW LPG Ltd. Reg. S (b) 224,810 1,744,045
6,533,861
SOUTH AFRICA 0.6%
Metals & Mining 0.6%
Sibanye Stillwater Ltd., ADR (a) 127,638 1,360,621
SOUTH KOREA 0.9%
Internet & Direct Marketing Retail 0.2%
Hyundai Home Shopping Network
Corp. * 13,374 571,833
Textiles, Apparel & Luxury Goods 0.7%
Youngone Corp. * 44,758 1,651,545
2,223,378
Common Stocks
Shares Value ($)
SPAIN 3.2%
Banks 2.0%
Banco Santander SA 1,659,469 4,969,838
Electric Utilities 1.0%
Endesa SA 125,777 2,373,346
Energy Equipment & Services 0.2%
Tecnicas Reunidas SA *(a) 44,041 430,931
7,774,115
SWEDEN 0.7%
Entertainment 0.3%
Stillfront Group AB * 481,548 806,768
Real Estate Management & Development 0.4%
Neobo Fastigheter AB *∞(a) 46,174 86,509
Samhallsbyggnadsbolaget i
Norden AB (a) 461,743 775,003
861,512
1,668,280
SWITZERLAND 2.6%
Pharmaceuticals 2.6%
Novartis AG (Registered) 69,393 6,285,709
TAIWAN 1.1%
Insurance 1.1%
Fubon Financial Holding Co. Ltd. 1,490,610 2,729,055
UNITED KINGDOM 15.1%
Banks 0.7%
Barclays plc 855,847 1,645,440
Capital Markets 1.2%
TP ICAP Group plc 1,403,988 2,958,457
Diversified Telecommunication Services 2.2%
BT Group plc 1,743,893 2,367,931
Liberty Global plc
, Class C
*(a) 160,659 3,121,603
5,489,534
Energy Equipment & Services 0.2%
John Wood Group plc * 239,898 390,027
Household Durables 0.2%
Crest Nicholson Holdings plc 164,607 472,537
Industrial Conglomerates 1.1%
DCC plc 56,366 2,782,584
Insurance 1.0%
Just Group plc 2,526,471 2,492,516
Oil, Gas & Consumable Fuels 2.0%
BP plc 836,589 4,864,961
Pharmaceuticals 0.8%
AstraZeneca plc, ADR 30,396 2,060,849
Tobacco 3.9%
British American Tobacco plc 188,458 7,477,016
Imperial Brands plc 89,982 2,248,162
9,725,178
Wireless Telecommunication Services 1.8%
Vodafone Group plc 4,283,503 4,342,061
37,224,144
UNITED STATES 5.4%
Biotechnology 0.2%
Insmed, Inc. *(a) 19,021 380,040

28 - Statement of Investments - December 31, 2022 - NVIT Columbia Overseas Value Fund
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Sage Therapeutics, Inc. * 5,657 215,758
595,798
Chemicals 0.6%
Livent Corp. *(a) 72,140 1,433,422
Diversified Financial Services 0.7%
Burford Capital Ltd. (a) 212,818 1,734,467
Food Products 0.3%
JBS SA 169,756 716,272
Health Care Equipment & Supplies 0.0%
†
Quotient Ltd. *(a) 2,252 856
Oil, Gas & Consumable Fuels 1.7%
Diversified Energy Co. plc Reg. S 2,276,268 3,197,430
Energy Fuels, Inc. *(a) 157,325 976,988
4,174,418
Pharmaceuticals 1.9%
Jazz Pharmaceuticals plc * 29,445 4,690,882
13,346,115
Total Common Stocks
(cost $209,341,924) 239,809,717
Exchange Traded Fund 1.0%
UNITED STATES 1.0%
iShares MSCI EAFE Value ETF (a) 54,779 2,513,261
Total Exchange Traded Fund
(cost $2,531,847) 2,513,261
Repurchase Agreements 3.4%
Principal
Amount ($)
Cantor Fitzgerald & Co., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$5,753,734, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $5,866,005.(c)
(d) 5,750,986 5,750,986
Credit Suisse AG, 4.27%,
dated 12/30/2022, due
1/3/2023, repurchase price
$2,000,949, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 5.00%, maturing
2/23/2023 - 5/15/2037; total
market value $2,040,970.(c)
(d) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 4.30%, dated
12/30/2022, due 1/3/2023,
repurchase price $600,287,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
1/12/2023 - 2/15/2051; total
market value $612,318.(c)(d) 600,000 600,000
Total Repurchase Agreements
(cost $8,350,986) 8,350,986
Total Investments
(cost $220,224,757) — 102.2% 250,673,964
Liabilities in excess of other assets — (2.2)% (5,459,361)
NET ASSETS — 100.0%
$ 245,214,603
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $15,405,165, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,350,986 and by
$7,574,466 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/15/2023 –
2/15/2052, a total value of $15,925,452.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $8,688,146 which represents 3.54% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$8,350,986.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVA Dutch Certification
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT Columbia Overseas Value Fund - December 31, 2022 - Statement of Investments - 29
Forward Foreign Currency Contracts outstanding as of December 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
AUD 19,120,000 USD 13,009,248 Goldman Sachs International 1/18/2023 16,442
CHF 1,833,000 USD 1,949,363 Goldman Sachs International 1/18/2023 36,177
DKK 6,919,000 USD 973,862 Goldman Sachs International 1/18/2023 23,264
EUR 3,453,000 USD 3,659,526 Goldman Sachs International 1/18/2023 40,471
GBP 606,000 USD 731,620 Goldman Sachs International 1/18/2023 1,291
SEK 25,446,000 USD 2,436,656 Goldman Sachs International 1/18/2023 3,999
USD 7,788,555 CAD 10,467,000 Goldman Sachs International 1/18/2023 57,591
USD 740,505 GBP 606,000 Goldman Sachs International 1/18/2023 7,594
USD 2,918,871 TWD 88,398,000 Goldman Sachs International
**
1/18/2023 38,615
Total unrealized appreciation 225,444
SEK 7,488,000 USD 723,790 Goldman Sachs International 1/18/2023 (5,578)
USD 5,588,638 EUR 5,351,000 Goldman Sachs International 1/18/2023 (145,125)
USD 491,622 JPY 66,367,000 Goldman Sachs International 1/18/2023 (15,050)
USD 1,469,928 KRW 1,913,508,000 Goldman Sachs International
**
1/18/2023 (43,718)
Total unrealized depreciation (209,471)
Net unrealized appreciation 15,973
** Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
DKK Danish krone
EUR Euro
GBP British pound
JPY Japanese yen
KRW South Korean won
SEK Swedish krona
TWD Taiwan new dollar
USD United States dollar
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - December 31, 2022 - NVIT Emerging Markets Fund
Common Stocks 98.9%
Shares Value ($)
ARGENTINA 0.2%
Hotels, Restaurants & Leisure 0.2%
Despegar.com Corp. *(a) 187,142 960,038
BRAZIL 3.6%
Banks 1.2%
Banco Bradesco SA, ADR 821,532 2,366,012
Itau Unibanco Holding SA, ADR 783,390 3,689,767
6,055,779
Interactive Media & Services 0.1%
VTEX
, Class A
*(a) 84,423 316,586
Internet & Direct Marketing Retail 0.5%
MercadoLibre, Inc. * 2,684 2,271,308
Oil, Gas & Consumable Fuels 0.7%
Petroleo Brasileiro SA, ADR 319,400 3,401,610
Road & Rail 0.5%
Localiza Rent a Car SA 218,159 2,197,094
Software 0.6%
TOTVS SA 535,322 2,786,211
Specialty Retail 0.0%
†
Lojas Renner SA 59,579 224,430
17,253,018
CHILE 1.5%
Banks 0.9%
Banco Santander Chile 105,789,152 4,234,060
Chemicals 0.6%
Sociedad Quimica y Minera de
Chile SA, ADR 36,288 2,897,234
7,131,294
CHINA 35.8%
Airlines 1.4%
Spring Airlines Co. Ltd.
, Class A
* 739,825 6,839,754
Automobiles 0.9%
NIO, Inc., ADR * 462,500 4,509,375
Beverages 1.4%
Kweichow Moutai Co. Ltd.
, Class A
27,600 6,829,768
Construction Materials 0.4%
China National Building Material
Co. Ltd.
, Class H
2,594,000 2,130,820
Diversified Consumer Services 1.6%
China Education Group Holdings
Ltd. Reg. S 5,854,000 7,576,190
Electrical Equipment 2.5%
Contemporary Amperex
Technology Co. Ltd.
, Class A
107,400 6,081,147
NARI Technology Co. Ltd.
, Class A
1,651,793 5,776,828
11,857,975
Entertainment 1.5%
NetEase, Inc. 488,003 7,113,397
Food Products 0.2%
China Mengniu Dairy Co. Ltd. * 240,000 1,079,521
Common Stocks
Shares Value ($)
CHINA
Health Care Equipment & Supplies 1.4%
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd.
, Class A
148,100 6,722,173
Household Durables 1.2%
Haier Smart Home Co. Ltd.
, Class H
1,690,600 5,763,249
Interactive Media & Services 5.3%
Kuaishou Technology Reg. S *(b) 327,500 2,936,739
Tencent Holdings Ltd. 534,200 22,704,679
25,641,418
Internet & Direct Marketing Retail 7.8%
Alibaba Group Holding Ltd. * 1,932,369 21,335,605
JD.com, Inc.
, Class A
192,011 5,397,495
Meituan
, Class B
Reg. S *(b) 482,300 10,664,319
37,397,419
IT Services 0.5%
GDS Holdings Ltd., ADR *(a) 27,117 559,153
GDS Holdings Ltd.
, Class A
* 277,200 718,062
Vnet Group, Inc., ADR *(a) 185,651 1,052,640
2,329,855
Life Sciences Tools & Services 1.3%
Hangzhou Tigermed Consulting
Co. Ltd.
, Class H
Reg. S (b) 301,400 3,458,442
Wuxi Biologics Cayman, Inc. Reg.
S *(b) 346,000 2,656,265
6,114,707
Machinery 1.7%
Jiangsu Hengli Hydraulic Co. Ltd.
,
Class A
452,600 4,112,450
Sany Heavy Industry Co. Ltd.
,
Class A
1,850,646 4,207,419
8,319,869
Semiconductors & Semiconductor Equipment 1.2%
LONGi Green Energy Technology
Co. Ltd.
, Class A
835,983 5,084,378
Silergy Corp. 60,000 850,816
5,935,194
Software 2.6%
Kingdee International Software
Group Co. Ltd. * 709,000 1,509,322
Shanghai Baosight Software Co.
Ltd.
, Class A
1,739,428 11,211,928
12,721,250
Textiles, Apparel & Luxury Goods 2.9%
Li Ning Co. Ltd. 806,000 6,916,486
Shenzhou International Group
Holdings Ltd. 604,200 6,798,964
13,715,450
172,597,384
FRANCE 0.2%
Textiles, Apparel & Luxury Goods 0.2%
LVMH Moet Hennessy Louis
Vuitton SE 1,167 847,762
GREECE 1.7%
Hotels, Restaurants & Leisure 1.3%
OPAP SA 415,894 5,896,127

NVIT Emerging Markets Fund - December 31, 2022 - Statement of Investments - 31
Common Stocks
Shares Value ($)
GREECE
Industrial Conglomerates 0.4%
Mytilineos SA 96,091 2,085,427
7,981,554
HONG KONG 4.2%
Insurance 4.2%
AIA Group Ltd. 1,147,200 12,638,707
Prudential plc 550,752 7,453,124
20,091,831
INDIA 17.6%
Automobiles 0.6%
Maruti Suzuki India Ltd. 28,095 2,841,485
Banks 2.6%
HDFC Bank Ltd. 112,784 2,220,190
HDFC Bank Ltd., ADR 62,262 4,259,343
ICICI Bank Ltd., ADR 266,089 5,824,688
12,304,221
Beverages 2.6%
Varun Beverages Ltd. 778,402 12,393,327
Construction & Engineering 1.0%
Larsen & Toubro Ltd. 181,901 4,574,606
Consumer Finance 0.1%
Cholamandalam Investment and
Finance Co. Ltd. 65,501 570,323
Diversified Financial Services 3.4%
Bajaj Finserv Ltd. 203,710 3,795,893
Housing Development Finance
Corp. Ltd. 415,796 13,239,304
17,035,197
Health Care Providers & Services 1.8%
Max Healthcare Institute Ltd. * 1,614,245 8,578,281
Hotels, Restaurants & Leisure 0.7%
Devyani International Ltd. * 1,507,778 3,295,074
Insurance 0.6%
Star Health & Allied Insurance Co.
Ltd. * 453,664 3,105,859
Personal Products 0.5%
Hindustan Unilever Ltd. 76,433 2,360,184
Real Estate Management & Development 0.5%
Indiabulls Real Estate Ltd. * 2,373,898 2,318,786
Road & Rail 1.2%
Container Corp. of India Ltd. 662,710 5,899,687
Textiles, Apparel & Luxury Goods 0.6%
Titan Co. Ltd. 99,060 3,100,353
Wireless Telecommunication Services 1.4%
Bharti Airtel Ltd. 670,366 6,516,473
84,893,856
INDONESIA 3.5%
Banks 1.7%
Bank Central Asia Tbk. PT 8,632,200 4,732,604
Bank Rakyat Indonesia Persero
Tbk. PT 10,932,100 3,465,597
8,198,201
Common Stocks
Shares Value ($)
INDONESIA
Chemicals 0.4%
Avia Avian Tbk. PT 47,791,400 1,932,713
Diversified Telecommunication Services 1.4%
Telkom Indonesia Persero Tbk. PT 28,610,000 6,892,423
17,023,337
JAPAN 0.1%
Personal Products 0.1%
Shiseido Co. Ltd. 11,300 556,871
KENYA 0.3%
Wireless Telecommunication Services 0.3%
Safaricom plc 6,563,970 1,285,464
MALAYSIA 1.5%
Banks 1.5%
Public Bank Bhd. 7,249,400 7,101,117
MEXICO 1.4%
Food & Staples Retailing 1.4%
Wal-Mart de Mexico SAB de CV 1,937,449 6,819,574
PERU 0.5%
Banks 0.3%
Credicorp Ltd. 9,451 1,282,123
Food & Staples Retailing 0.2%
InRetail Peru Corp. Reg. S (b) 34,611 1,142,509
2,424,632
PHILIPPINES 1.4%
Food Products 0.9%
Monde Nissin Corp. Reg. S (b) 20,476,600 4,083,621
Hotels, Restaurants & Leisure 0.5%
Jollibee Foods Corp. 621,670 2,571,251
Independent Power and Renewable Electricity Producers
0.0%
†
ACEN Corp. 315,000 43,211
6,698,083
QATAR 0.2%
Banks 0.2%
Qatar National Bank QPSC 146,390 723,625
RUSSIA 0.0%
†
Banks 0.0%
†
Sberbank of Russia PJSC
(Preference) *^∞ 533,346 0
TCS Group Holding plc, GDR Reg.
S *^∞ 24,424 0
0
Food & Staples Retailing 0.0%
†
Magnit PJSC *^∞ 32,259 0
Interactive Media & Services 0.0%
†
Yandex NV
, Class A
*^∞ 33,418 0
Oil, Gas & Consumable Fuels 0.0%
†
Gazprom PJSC ^∞ 1,425,666 0
0
SOUTH AFRICA 1.2%
Banks 0.4%
Capitec Bank Holdings Ltd. 17,646 1,930,208

32 - Statement of Investments - December 31, 2022 - NVIT Emerging Markets Fund
Common Stocks
Shares Value ($)
SOUTH AFRICA
Diversified Financial Services 0.8%
FirstRand Ltd. 1,041,588 3,804,363
5,734,571
SOUTH KOREA 8.7%
Banks 1.3%
KB Financial Group, Inc. 162,763 6,199,476
Chemicals 0.9%
LG Chem Ltd. * 8,578 4,103,463
Electrical Equipment 0.8%
LG Energy Solution Ltd. * 10,438 3,616,655
Pharmaceuticals 0.1%
Yuhan Corp. * 11,494 521,798
Technology Hardware, Storage & Peripherals 5.6%
Samsung Electronics Co. Ltd. 599,216 26,424,279
Samsung Electronics Co. Ltd.
(Preference) 20,016 805,401
27,229,680
41,671,072
TAIWAN 12.4%
Banks 1.6%
CTBC Financial Holding Co. Ltd. 10,911,000 7,841,990
Communications Equipment 0.5%
Accton Technology Corp. 285,541 2,176,206
Electronic Equipment, Instruments & Components 0.5%
E Ink Holdings, Inc. 455,000 2,381,041
Food & Staples Retailing 1.2%
President Chain Store Corp. 646,000 5,707,897
Semiconductors & Semiconductor Equipment 8.6%
eMemory Technology, Inc. 62,000 2,688,623
MediaTek, Inc. 257,032 5,220,854
Taiwan Semiconductor
Manufacturing Co. Ltd. 2,300,002 33,521,720
41,431,197
59,538,331
THAILAND 2.9%
Food Products 0.6%
Betagro PCL * 3,026,500 2,971,012
Hotels, Restaurants & Leisure 0.6%
Minor International PCL * 3,079,300 2,889,483
Oil, Gas & Consumable Fuels 1.1%
PTT Exploration & Production PCL 963,975 4,916,903
Specialty Retail 0.6%
Home Product Center PCL 6,530,100 2,923,088
13,700,486
Total Common Stocks
(cost $529,594,333) 475,033,900
Rights 0.0%
†
Number of
Rights
Value ($)
BRAZIL 0.0%
†
Road & Rail 0.0%
†
Localiza Rent a Car SA, expiring
01/31/23* 953 1,942
Total Rights
(cost $0) 1,942
Repurchase Agreements 0.1%
Principal
Amount ($)
Bank of America NA, 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$10,005, collateralized by
U.S. Government Agency
Securities, 3.00%, maturing
12/20/2047 - 9/20/2049; total
market value $10,200.(c)(d) 10,000 10,000
Cantor Fitzgerald & Co., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$579,251, collateralized by
U.S. Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $590,553.(c)(d) 578,974 578,974
MetLife, Inc., 4.30%, dated
12/30/2022, due 1/3/2023,
repurchase price $14,768,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
1/12/2023 - 2/15/2051; total
market value $15,063.(c)(d) 14,760 14,760
Total Repurchase Agreements
(cost $603,734) 603,734
Total Investments
(cost $530,198,067) — 99.0% 475,639,576
Other assets in excess of liabilities — 1.0% 4,808,456
NET ASSETS — 100.0%
$ 480,448,032

NVIT Emerging Markets Fund - December 31, 2022 - Statement of Investments - 33
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $763,078, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $603,734 and by $186,488
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 4.38%, and
maturity dates ranging from 1/19/2023 – 11/15/2051, a total
value of $790,222.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $24,941,895 which represents 5.19% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was $603,734.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

34 - Statement of Investments - December 31, 2022 - NVIT International Equity Fund
Common Stocks 99.0%
Shares Value ($)
AUSTRALIA 4.4%
Commercial Services & Supplies 0.3%
Brambles Ltd. 25,985 213,413
Equity Real Estate Investment Trusts (REITs) 0.4%
Charter Hall Group 38,310 312,014
Health Care Providers & Services 0.3%
Sonic Healthcare Ltd. 13,450 274,234
Hotels, Restaurants & Leisure 0.8%
Aristocrat Leisure Ltd. 32,187 664,702
Metals & Mining 2.0%
Allkem Ltd. * 21,453 162,975
BHP Group Ltd. 28,630 886,420
Core Lithium Ltd. *(a) 101,935 68,930
Coronado Global Resources, Inc.
CRDI Reg. S (b) 62,183 82,950
Lynas Rare Earths Ltd. * 15,201 80,624
Perseus Mining Ltd. 181,118 254,192
Pilbara Minerals Ltd. *(a) 36,632 93,346
1,629,437
Oil, Gas & Consumable Fuels 0.4%
Yancoal Australia Ltd. (a) 83,696 341,968
Software 0.2%
WiseTech Global Ltd. 5,208 179,592
3,615,360
AUSTRIA 0.1%
Construction Materials 0.1%
Wienerberger AG 4,277 103,530
BRAZIL 1.8%
Banks 0.1%
Banco Santander Brasil SA 11,600 62,524
Metals & Mining 0.9%
Vale SA, ADR (a) 44,610 757,031
Oil, Gas & Consumable Fuels 0.7%
Petroleo Brasileiro SA (Preference) 127,300 595,856
Paper & Forest Products 0.1%
Suzano SA 8,300 77,037
1,492,448
CANADA 7.4%
Chemicals 0.5%
Nutrien Ltd. (a) 5,246 383,115
Diversified Financial Services 0.2%
Element Fleet Management Corp.
(a) 14,487 197,404
Electric Utilities 0.1%
Hydro One Ltd. Reg. S (a)(b) 2,943 78,835
Food & Staples Retailing 1.9%
Alimentation Couche-Tard, Inc. 4,560 200,384
Loblaw Cos. Ltd. 13,118 1,159,888
Metro, Inc. 4,412 244,289
1,604,561
Insurance 0.9%
Definity Financial Corp. 5,707 162,190
iA Financial Corp., Inc. 9,986 584,631
746,821
Common Stocks
Shares Value ($)
CANADA
IT Services 0.7%
CGI, Inc. * 6,423 553,640
Metals & Mining 0.3%
Agnico Eagle Mines Ltd. 1,637 85,066
Stelco Holdings, Inc. (a) 5,717 187,006
272,072
Multiline Retail 0.7%
Dollarama, Inc. 9,299 543,861
Oil, Gas & Consumable Fuels 0.7%
Canadian Natural Resources Ltd. 1,436 79,744
Tourmaline Oil Corp. (a) 9,053 456,795
536,539
Paper & Forest Products 0.1%
Canfor Corp. * 4,875 76,725
Road & Rail 0.6%
Canadian National Railway Co. 3,804 451,873
Software 0.7%
Constellation Software, Inc. 371 579,231
6,024,677
CHILE 0.4%
Chemicals 0.4%
Sociedad Quimica y Minera de
Chile SA, ADR (a) 3,993 318,801
CHINA 9.2%
Banks 1.4%
Bank of China Ltd.
, Class H
2,428,000 883,490
Bank of Communications Co. Ltd.
,
Class H
379,000 217,137
1,100,627
Capital Markets 0.3%
China Galaxy Securities Co. Ltd.
,
Class H
434,000 211,881
Consumer Finance 0.2%
360 DigiTech, Inc., ADR 6,694 136,290
Diversified Consumer Services 0.2%
New Oriental Education &
Technology Group, Inc., ADR * 3,603 125,456
Diversified Telecommunication Services 0.2%
China Tower Corp. Ltd.
, Class H
Reg. S (b) 1,522,000 163,816
Entertainment 0.8%
NetEase, Inc. 36,500 532,044
Tencent Music Entertainment
Group, ADR * 15,885 131,528
663,572
Household Durables 0.3%
Haier Smart Home Co. Ltd.
, Class H
67,200 229,085
Independent Power and Renewable Electricity Producers
0.3%
China Longyuan Power Group
Corp. Ltd.
, Class H
191,000 233,661
Interactive Media & Services 1.1%
Baidu, Inc., ADR * 2,608 298,303
Tencent Holdings Ltd. 13,800 586,530
884,833

NVIT International Equity Fund - December 31, 2022 - Statement of Investments - 35
Common Stocks
Shares Value ($)
CHINA
Internet & Direct Marketing Retail 1.6%
Alibaba Group Holding Ltd. * 40,600 448,271
Alibaba Group Holding Ltd., ADR * 2,708 238,548
JD.com, Inc.
, Class A
13,357 375,470
Pinduoduo, Inc., ADR * 2,377 193,844
Vipshop Holdings Ltd., ADR * 8,080 110,211
1,366,344
Marine 0.6%
COSCO SHIPPING Holdings Co.
Ltd.
, Class H
(a) 220,349 224,756
SITC International Holdings Co.
Ltd. (a) 123,000 271,503
496,259
Metals & Mining 0.1%
Ganfeng Lithium Group Co. Ltd.
Reg. S (b) 9,800 73,218
Oil, Gas & Consumable Fuels 1.8%
China Petroleum & Chemical
Corp.
, Class H
892,000 431,099
PetroChina Co. Ltd.
, Class H
2,490,000 1,139,856
1,570,955
Pharmaceuticals 0.2%
CSPC Pharmaceutical Group Ltd. 181,200 190,398
Specialty Retail 0.1%
China Yongda Automobiles
Services Holdings Ltd. 162,500 119,764
7,566,159
COLOMBIA 0.1%
Banks 0.1%
Bancolombia SA, ADR 2,242 63,987
CZECH REPUBLIC 0.2%
Electric Utilities 0.2%
CEZ A/S 4,295 146,256
DENMARK 4.6%
Marine 0.9%
AP Moller - Maersk A/S
, Class B
316 709,756
Pharmaceuticals 3.6%
Novo Nordisk A/S
, Class B
21,536 2,915,974
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 1,594 112,461
3,738,191
FRANCE 6.5%
Aerospace & Defense 0.1%
Airbus SE 596 70,866
Auto Components 0.3%
Cie Generale des Etablissements
Michelin SCA 9,121 253,627
Banks 1.1%
BNP Paribas SA 13,227 752,714
Societe Generale SA 8,312 208,549
961,263
Building Products 0.5%
Cie de Saint-Gobain 8,222 403,649
Common Stocks
Shares Value ($)
FRANCE
Construction & Engineering 1.0%
Vinci SA 8,009 799,899
Hotels, Restaurants & Leisure 0.6%
La Francaise des Jeux SAEM
Reg. S (b) 11,788 473,584
Insurance 0.6%
AXA SA 16,923 471,657
IT Services 0.5%
Capgemini SE 2,618 439,075
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 179 58,317
Oil, Gas & Consumable Fuels 0.5%
Gaztransport Et Technigaz SA 667 71,260
TotalEnergies SE 5,048 315,072
386,332
Textiles, Apparel & Luxury Goods 1.1%
Hermes International 347 535,470
Kering SA 653 334,194
869,664
Trading Companies & Distributors 0.1%
Rexel SA * 4,185 82,934
5,270,867
GERMANY 5.3%
Air Freight & Logistics 1.3%
Deutsche Post AG (Registered) 27,543 1,036,769
Auto Components 0.1%
Schaeffler AG (Preference) (a) 11,006 74,954
Automobiles 0.4%
Bayerische Motoren Werke AG 4,080 364,161
Capital Markets 0.9%
Deutsche Bank AG (Registered) 67,474 764,785
Diversified Telecommunication Services 0.3%
Telefonica Deutschland Holding
AG 83,913 206,752
Electrical Equipment 0.3%
Siemens Energy AG 12,252 230,523
Machinery 0.4%
Rational AG 491 291,005
Marine 0.1%
Hapag-Lloyd AG Reg. S (a)(b) 603 114,630
Pharmaceuticals 1.0%
Merck KGaA 4,349 842,229
Textiles, Apparel & Luxury Goods 0.5%
HUGO BOSS AG 6,535 378,831
4,304,639
GREECE 0.1%
Diversified Telecommunication Services 0.1%
Hellenic Telecommunications
Organization SA 4,527 70,702
HONG KONG 1.5%
Capital Markets 0.1%
Futu Holdings Ltd., ADR *(a) 1,712 69,593

36 - Statement of Investments - December 31, 2022 - NVIT International Equity Fund
Common Stocks
Shares Value ($)
HONG KONG
Food Products 0.4%
WH Group Ltd. Reg. S (b) 627,500 365,065
Marine 0.2%
Orient Overseas International Ltd.
(a) 9,500 171,314
Oil, Gas & Consumable Fuels 0.1%
United Energy Group Ltd. (a) 846,000 83,424
Real Estate Management & Development 0.7%
Swire Pacific Ltd.
, Class A
56,000 491,145
1,180,541
INDIA 4.0%
Aerospace & Defense 0.7%
Hindustan Aeronautics Ltd. Reg. S 18,052 550,920
Banks 2.9%
Bank of Baroda 457,554 1,021,489
ICICI Bank Ltd. 40,469 433,767
Karur Vysya Bank Ltd. (The) 65,952 90,138
State Bank of India 116,375 859,904
2,405,298
Chemicals 0.1%
GHCL Ltd. 10,801 66,500
Metals & Mining 0.3%
Vedanta Ltd. 66,563 247,055
3,269,773
INDONESIA 1.1%
Banks 0.5%
Bank Mandiri Persero Tbk. PT 638,400 405,705
Diversified Telecommunication Services 0.3%
Telkom Indonesia Persero Tbk. PT 1,166,600 281,045
Food Products 0.2%
First Resources Ltd. 57,200 63,268
Golden Agri-Resources Ltd. 367,700 68,560
131,828
Household Products 0.1%
Unilever Indonesia Tbk. PT 327,600 98,802
917,380
IRELAND 0.3%
Trading Companies & Distributors 0.3%
AerCap Holdings NV * 3,648 212,751
ISRAEL 0.4%
Diversified Telecommunication Services 0.4%
Bezeq The Israeli
Telecommunication Corp. Ltd. 172,082 296,877
ITALY 1.4%
Aerospace & Defense 0.1%
Leonardo SpA 10,348 89,199
Automobiles 0.1%
Ferrari NV 401 85,796
Banks 0.8%
Banco BPM SpA 55,601 198,583
UniCredit SpA 29,102 413,839
612,422
Common Stocks
Shares Value ($)
ITALY
IT Services 0.2%
Reply SpA 1,330 152,961
Textiles, Apparel & Luxury Goods 0.2%
Moncler SpA 3,321 176,779
1,117,157
JAPAN 13.6%
Automobiles 1.2%
Honda Motor Co. Ltd. 22,200 507,585
Toyota Motor Corp. 34,800 475,616
983,201
Banks 0.6%
77 Bank Ltd. (The) 15,200 255,596
Nishi-Nippon Financial Holdings,
Inc. 31,700 231,939
487,535
Building Products 0.9%
AGC, Inc. (a) 9,300 308,083
Daikin Industries Ltd. 3,000 461,488
769,571
Chemicals 2.0%
Nissan Chemical Corp. 5,200 228,896
Shin-Etsu Chemical Co. Ltd. 11,500 1,401,108
1,630,004
Diversified Financial Services 0.3%
ORIX Corp. 16,200 261,222
Electronic Equipment, Instruments & Components 0.2%
Hirose Electric Co. Ltd. 1,300 162,614
Health Care Equipment & Supplies 0.2%
Nihon Kohden Corp. 3,300 80,520
Olympus Corp. 5,900 104,286
184,806
Health Care Providers & Services 0.3%
H.U. Group Holdings, Inc. 12,500 272,561
Independent Power and Renewable Electricity Producers
0.2%
Electric Power Development Co.
Ltd. 8,100 128,854
Insurance 2.9%
Dai-ichi Life Holdings, Inc. 36,300 824,319
Japan Post Holdings Co. Ltd. 150,000 1,264,583
MS&AD Insurance Group
Holdings, Inc. 10,900 348,865
2,437,767
Media 0.2%
SKY Perfect JSAT Holdings, Inc. 35,400 129,698
Pharmaceuticals 0.3%
Chugai Pharmaceutical Co. Ltd.
(a) 8,500 215,986
Real Estate Management & Development 0.5%
Daiwa House Industry Co. Ltd. 17,700 406,142
Technology Hardware, Storage & Peripherals 0.2%
Canon, Inc. (a) 7,800 168,659
Tobacco 2.0%
Japan Tobacco, Inc. (a) 79,500 1,607,496

NVIT International Equity Fund - December 31, 2022 - Statement of Investments - 37
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors 1.2%
ITOCHU Corp. 5,600 175,095
Mitsui & Co. Ltd. 26,300 764,733
939,828
Wireless Telecommunication Services 0.4%
SoftBank Corp. 27,000 305,282
11,091,226
MALAYSIA 0.3%
Chemicals 0.3%
Petronas Chemicals Group Bhd. 128,800 251,556
MEXICO 0.6%
Beverages 0.6%
Coca-Cola Femsa SAB de CV,
ADR 6,840 464,299
NETHERLANDS 4.3%
Insurance 0.5%
NN Group NV 10,399 424,709
IT Services 0.5%
Adyen NV Reg. S *(b) 306 423,448
Oil, Gas & Consumable Fuels 0.9%
Shell plc 26,729 759,577
Professional Services 1.0%
Wolters Kluwer NV 7,761 810,707
Semiconductors & Semiconductor Equipment 1.4%
ASML Holding NV 1,972 1,067,451
3,485,892
NIGERIA 0.1%
Wireless Telecommunication Services 0.1%
Airtel Africa plc Reg. S (b) 71,053 96,005
NORWAY 0.1%
Oil, Gas & Consumable Fuels 0.1%
DNO ASA 57,344 69,444
PHILIPPINES 0.1%
Banks 0.1%
BDO Unibank, Inc. 48,864 92,245
POLAND 0.2%
Electric Utilities 0.2%
PGE Polska Grupa Energetyczna
SA * 86,044 134,837
SAUDI ARABIA 0.9%
Banks 0.1%
Al Rajhi Bank * 3,132 62,827
Electric Utilities 0.2%
Saudi Electricity Co. 26,170 160,776
IT Services 0.3%
Arabian Internet &
Communications Services Co. 4,138 267,639
Media 0.3%
Saudi Research & Media Group * 4,603 223,571
714,813
Common Stocks
Shares Value ($)
SINGAPORE 1.5%
Banks 0.4%
DBS Group Holdings Ltd. 8,600 217,721
Oversea-Chinese Banking Corp.
Ltd. 8,800 79,850
297,571
Industrial Conglomerates 0.4%
Jardine Cycle & Carriage Ltd. 16,400 350,395
Semiconductors & Semiconductor Equipment 0.7%
STMicroelectronics NV 16,359 581,562
1,229,528
SOUTH AFRICA 1.2%
Banks 0.4%
Absa Group Ltd. 16,745 191,137
Standard Bank Group Ltd. 10,656 105,238
296,375
Metals & Mining 0.6%
Anglo American plc 2,324 90,898
Gold Fields Ltd., ADR (a) 14,975 154,991
Impala Platinum Holdings Ltd. 10,002 125,053
Sibanye Stillwater Ltd. 54,048 143,500
514,442
Specialty Retail 0.1%
Motus Holdings Ltd. 14,778 96,233
Wireless Telecommunication Services 0.1%
Vodacom Group Ltd. 11,508 82,554
989,604
SOUTH KOREA 3.4%
Automobiles 0.8%
Kia Corp. * 13,061 616,024
Banks 0.3%
Woori Financial Group, Inc. 26,288 241,489
Diversified Financial Services 0.1%
Meritz Financial Group, Inc. * 2,765 94,284
Electronic Equipment, Instruments & Components 0.1%
LG Innotek Co. Ltd. * 333 67,299
Entertainment 0.5%
NCSoft Corp. * 1,219 435,886
Machinery 0.3%
Hyundai Rotem Co. Ltd. * 11,204 249,664
Technology Hardware, Storage & Peripherals 1.3%
Samsung Electronics Co. Ltd. 23,082 1,017,871
2,722,517
SPAIN 2.9%
Electric Utilities 1.6%
Iberdrola SA 111,524 1,304,553
Specialty Retail 1.3%
Industria de Diseno Textil SA 40,460 1,077,375
2,381,928
SWEDEN 1.1%
Automobiles 0.2%
Volvo Car AB
, Class B
*(a) 36,310 165,889

38 - Statement of Investments - December 31, 2022 - NVIT International Equity Fund
Common Stocks
Shares Value ($)
SWEDEN
Building Products 0.1%
Assa Abloy AB
, Class B
3,697 79,544
Communications Equipment 0.5%
Telefonaktiebolaget LM Ericsson
,
Class B
71,618 419,423
Hotels, Restaurants & Leisure 0.2%
Betsson AB
, Class B
* 22,018 179,083
Interactive Media & Services 0.1%
Hemnet Group AB 5,308 63,894
907,833
SWITZERLAND 2.4%
Building Products 0.3%
Belimo Holding AG (Registered) 472 225,511
Capital Markets 1.5%
UBS Group AG (Registered) 66,497 1,239,476
Pharmaceuticals 0.6%
Novartis AG (Registered) 5,050 457,436
1,922,423
TAIWAN 3.8%
Banks 0.3%
SinoPac Financial Holdings Co.
Ltd. 467,000 252,757
Electrical Equipment 0.3%
Chung-Hsin Electric & Machinery
Manufacturing Corp. 39,000 85,220
Voltronic Power Technology Corp. 3,000 150,536
235,756
Electronic Equipment, Instruments & Components 0.9%
Lotes Co. Ltd. 3,000 80,561
Nan Ya Printed Circuit Board Corp. 42,000 309,721
Unimicron Technology Corp. 81,000 315,783
706,065
Entertainment 0.3%
International Games System Co.
Ltd. 15,000 211,414
Marine 0.2%
Evergreen Marine Corp. Taiwan
Ltd. 8,000 41,732
Wan Hai Lines Ltd. 17,250 44,914
Yang Ming Marine Transport Corp. 23,000 48,969
135,615
Semiconductors & Semiconductor Equipment 1.8%
ASPEED Technology, Inc. 2,100 114,953
Faraday Technology Corp. 11,000 50,929
Global Unichip Corp. 4,000 83,311
Taiwan Semiconductor
Manufacturing Co. Ltd. 81,000 1,180,546
United Microelectronics Corp. * 51,000 67,004
Via Technologies, Inc. 31,000 67,724
1,564,467
3,106,074
THAILAND 0.6%
Banks 0.2%
Krung Thai Bank PCL 278,500 142,033
Common Stocks
Shares Value ($)
THAILAND
Health Care Providers & Services 0.1%
Bumrungrad Hospital PCL 12,800 78,157
Oil, Gas & Consumable Fuels 0.2%
PTT Exploration & Production PCL 28,100 143,328
Real Estate Management & Development 0.1%
Land & Houses PCL 302,800 86,363
449,881
TURKEY 0.8%
Banks 0.6%
Akbank TAS 105,863 110,607
Turkiye Garanti Bankasi A/S 225,012 361,609
472,216
Wireless Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S 75,828 153,706
625,922
UNITED ARAB EMIRATES 0.3%
Real Estate Management & Development 0.3%
Emaar Properties PJSC 172,065 273,886
UNITED KINGDOM 7.7%
Banks 2.6%
Barclays plc 291,817 561,044
HSBC Holdings plc 16,434 102,490
NatWest Group plc 167,530 534,779
Standard Chartered plc 119,455 896,595
2,094,908
Electric Utilities 0.4%
SSE plc 17,331 357,468
Equity Real Estate Investment Trusts (REITs) 0.1%
Safestore Holdings plc 5,596 63,991
Food & Staples Retailing 0.1%
Tesco plc 42,936 116,411
IT Services 0.3%
Endava plc, ADR * 3,174 242,811
Media 0.1%
Future plc 3,225 49,454
Oil, Gas & Consumable Fuels 0.2%
Harbour Energy plc 53,038 195,769
Personal Products 2.4%
Unilever plc 38,586 1,936,299
Tobacco 1.4%
Imperial Brands plc 43,916 1,097,223
Wireless Telecommunication Services 0.1%
Vodafone Group plc 69,417 70,366
6,224,700
UNITED STATES 4.3%
Automobiles 0.7%
Stellantis NV 42,711 605,499
Biotechnology 0.1%
CSL Ltd. 539 105,100
Electrical Equipment 0.6%
Schneider Electric SE 3,507 493,223

NVIT International Equity Fund - December 31, 2022 - Statement of Investments - 39
Common Stocks
Shares Value ($)
UNITED STATES
Pharmaceuticals 2.9%
GSK plc 40,237 699,714
Roche Holding AG 5,095 1,601,164
2,300,878
3,504,700
Total Common Stocks
(cost $76,433,764) 80,449,409
Repurchase Agreement 1.5%
Principal
Amount ($)
Cantor Fitzgerald & Co., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$1,226,124, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $1,250,049.(c)
(d) 1,225,538 1,225,538
Total Repurchase Agreement
(cost $1,225,538) 1,225,538
Total Investments
(cost $77,659,302) — 100.5% 81,674,947
Liabilities in excess of other assets — (0.5)% (422,857)
NET ASSETS — 100.0%
$ 81,252,090
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $6,073,291, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,225,538 and by
$5,192,907 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 6.63%, and maturity dates ranging from 2/28/2023 –
5/15/2052, a total value of $6,418,445.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $1,871,551 which represents 2.30% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$1,225,538.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CDI CREST Depository Interest
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

40 - Statement of Investments - December 31, 2022 - NVIT NS Partners International Focused Growth Fund
Common Stocks 99.6%
Shares Value ($)
AUSTRALIA 6.1%
Capital Markets 1.7%
Macquarie Group Ltd. 32,214 3,657,102
Equity Real Estate Investment Trusts (REITs) 2.4%
Goodman Group 452,471 5,315,908
Oil, Gas & Consumable Fuels 2.0%
Santos Ltd. 907,181 4,448,330
13,421,340
CHINA 5.8%
Beverages 2.0%
Budweiser Brewing Co. APAC Ltd.
Reg. S (a) 1,395,600 4,390,315
Internet & Direct Marketing Retail 2.4%
Alibaba Group Holding Ltd., ADR * 28,758 2,533,292
JD.com, Inc., ADR (b) 50,522 2,835,801
5,369,093
Textiles, Apparel & Luxury Goods 1.4%
Shenzhou International Group
Holdings Ltd. 279,000 3,139,541
12,898,949
DENMARK 3.6%
Pharmaceuticals 3.6%
Novo Nordisk A/S
, Class B
58,616 7,936,604
FAROE ISLANDS 3.1%
Food Products 3.1%
Bakkafrost P/F 108,132 6,759,028
FRANCE 11.6%
Aerospace & Defense 2.7%
Airbus SE 50,593 6,015,626
Beverages 1.8%
Remy Cointreau SA 23,552 3,971,026
Personal Products 2.6%
L'Oreal SA 15,701 5,632,624
Software 1.8%
Dassault Systemes SE 111,653 4,026,999
Textiles, Apparel & Luxury Goods 2.7%
Hermes International 3,837 5,921,030
25,567,305
GERMANY 2.5%
Insurance 2.5%
Hannover Rueck SE 27,904 5,547,016
HONG KONG 6.2%
Insurance 6.2%
AIA Group Ltd. 593,000 6,533,083
Prudential plc 523,375 7,082,642
13,615,725
INDIA 2.6%
Banks 1.4%
HDFC Bank Ltd., ADR (b) 43,526 2,977,613
Health Care Providers & Services 1.2%
Max Healthcare Institute Ltd. * 501,786 2,666,548
5,644,161
Common Stocks
Shares Value ($)
JAPAN 15.3%
Electronic Equipment, Instruments & Components 2.6%
Keyence Corp. 14,400 5,637,667
Health Care Equipment & Supplies 6.3%
Hoya Corp. 62,600 6,056,875
Olympus Corp. 220,200 3,892,189
Terumo Corp. 150,800 4,264,450
14,213,514
Household Durables 2.2%
Sony Group Corp. 62,800 4,788,871
Interactive Media & Services 1.0%
Z Holdings Corp. 831,000 2,100,836
Professional Services 3.2%
Recruit Holdings Co. Ltd. 228,000 7,251,280
33,992,168
NETHERLANDS 9.4%
Entertainment 2.8%
Universal Music Group NV 252,964 6,106,343
IT Services 1.7%
Adyen NV Reg. S *(a) 2,735 3,784,739
Professional Services 3.0%
Wolters Kluwer NV 64,550 6,742,839
Semiconductors & Semiconductor Equipment 1.9%
ASML Holding NV 7,660 4,146,382
20,780,303
NEW ZEALAND 1.5%
Software 1.5%
Xero Ltd. * 68,039 3,247,878
SINGAPORE 1.7%
Banks 1.7%
DBS Group Holdings Ltd. 144,800 3,665,817
SPAIN 5.7%
Diversified Telecommunication Services 2.3%
Cellnex Telecom SA Reg. S (a) 153,523 5,105,504
IT Services 1.8%
Amadeus IT Group SA * 76,762 3,958,622
Specialty Retail 1.6%
Industria de Diseno Textil SA 129,099 3,437,669
12,501,795
SWITZERLAND 6.1%
Chemicals 3.7%
Givaudan SA (Registered) 1,186 3,615,797
Sika AG (Registered) 18,318 4,419,939
8,035,736
Life Sciences Tools & Services 2.4%
Lonza Group AG (Registered) 10,904 5,366,708
13,402,444
TAIWAN 2.4%
Semiconductors & Semiconductor Equipment 2.4%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 71,571 5,331,324

NVIT NS Partners International Focused Growth Fund - December 31, 2022 - Statement of Investments - 41
Common Stocks
Shares Value ($)
UNITED KINGDOM 7.4%
Capital Markets 1.4%
London Stock Exchange Group plc 34,892 3,010,623
Pharmaceuticals 3.0%
AstraZeneca plc 47,975 6,510,944
Professional Services 3.0%
Experian plc 200,626 6,830,026
16,351,593
UNITED STATES 8.6%
Biotechnology 2.8%
CSL Ltd. 31,403 6,123,295
Electrical Equipment 2.0%
Schneider Electric SE 31,840 4,477,962
Food Products 3.8%
Nestle SA (Registered) 72,400 8,361,149
18,962,406
Total Common Stocks
(cost $217,575,509) 219,625,856
Repurchase Agreements 1.2%
Principal
Amount ($)
Bank of America NA, 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$25,012, collateralized by
U.S. Government Agency
Securities, 3.00%, maturing
12/20/2047 - 9/20/2049; total
market value $25,500.(c)(d) 25,000 25,000
Cantor Fitzgerald & Co., 4.30%,
dated 12/30/2022, due
1/3/2023, repurchase price
$1,708,063, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 7.35%, maturing
4/1/2023 - 11/20/2072; total
market value $1,741,392.(c)
(d) 1,707,247 1,707,247
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 4.33%, dated
12/30/2022, due 1/3/2023,
repurchase price $1,000,482,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.63% - 8.50%, maturing
7/16/2023 - 11/20/2072; total
market value $1,020,000.(c)
(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $2,732,247) 2,732,247
Total Investments
(cost $220,307,756) — 100.8% 222,358,103
Liabilities in excess of other assets — (0.8)% (1,691,465)
NET ASSETS — 100.0%
$ 220,666,638
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2022
was $13,280,558 which represents 6.02% of net assets.
(b) The security or a portion of this security is on loan as of December 31, 2022. The total value of securities on
loan as of December 31, 2022 was $5,231,875, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $2,732,247 and by
$2,707,423 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 4.38%, and maturity dates ranging from 1/19/2023 –
11/15/2051, a total value of $5,439,670.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2022 was
$2,732,247.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

42 - Statements of Assets and Liabilities - December 31, 2022 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Columbia
Overseas Value
Fund
Assets:
Investment securities, at value
*
$ 242,322,978
Repurchase agreements, at value 8,350,986
Cash 481,156
Foreign currencies, at value —
Interest and dividends receivable 436,889
Security lending income receivable 14,174
Receivable for investments sold 622,147
Receivable for capital shares issued 17
Reclaims receivable 2,308,832
Unrealized appreciation on forward foreign currency contracts (Note 2) 225,444
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 311
Total Assets 254,762,934
Liabilities:
Payable for investments purchased 117,821
Payable for capital shares redeemed 480,735
Foreign currency overdraft payable (Note 2) 86
Unrealized depreciation on forward foreign currency contracts (Note 2) 209,471
Payable upon return of securities loaned (Note 2) 8,350,986
Accrued expenses and other payables:
Investment advisory fees 156,199
Fund administration fees 25,120
Distribution fees 37,402
Administrative servicing fees 8,922
Accounting and transfer agent fees 2,030
Trustee fees 77
Deferred capital gain country tax —
Custodian fees 13,472
Compliance program costs (Note 3) 268
Professional fees 15,665
Printing fees 42,974
Other 87,103
Total Liabilities 9,548,331
Net Assets $ 245,214,603
* Includes value of securities on loan (Note 2) 15,405,165
Cost of investment securities 211,873,771
Cost of repurchase agreements 8,350,986
Cost of foreign currencies (85)
Represented by:
Capital $ 245,790,123
Total distributable earnings (loss) (575,520)
Net Assets $ 245,214,603

International Funds - December 31, 2022 - Statements of Assets and Liabilities - 43
NVIT Emerging
Markets Fund
NVIT International
Equity Fund
NVIT NS Partners
International
Focused Growth
Fund
$ 475,035,842 $ 80,449,409 $ 219,625,856
603,734 1,225,538 2,732,247
6,114,229 588,336 122,375
40,388 444 2,950
930,557 197,035 64,794
575 5,237 721
— — —
38,670 564 97,239
63,761 365,807 1,197,552
— — —
— — 54,638
175 80 19
482,827,931 82,832,450 223,898,391
— — —
133,541 51,455 59,846
— — —
— — —
603,734 1,225,538 2,732,247
356,107 55,064 150,848
28,152 15,209 20,087
21,272 7,924 34,359
33,244 12,501 30,256
2,220 1,922 1,957
45 20 34
1,140,838 162,064 90,658
11,386 430 2,014
535 90 248
17,917 21,783 32,620
22,126 24,576 53,927
8,782 1,784 22,652
2,379,899 1,580,360 3,231,753
$ 480,448,032 $ 81,252,090 $ 220,666,638
763,078 6,073,291 5,231,875
529,594,333 76,433,764 217,575,509
603,734 1,225,538 2,732,247
38,151 435 2,909
$ 633,177,125 $ 82,439,049 $ 253,295,740
(152,729,093) (1,186,959) (32,629,102)
$ 480,448,032 $ 81,252,090 $ 220,666,638

44 - Statements of Assets and Liabilities - December 31, 2022 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Columbia
Overseas Value
Fund
Net Assets:
Class I Shares $ 27,291,606
Class II Shares —
Class D Shares —
Class X Shares 41,808,416
Class Y Shares —
Class Z Shares 176,114,581
Total $ 245,214,603
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 2,604,498
Class II Shares —
Class D Shares —
Class X Shares 4,016,521
Class Y Shares —
Class Z Shares 16,973,598
Total 23,594,617
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 10 .48
Class II Shares $ —
Class D Shares $ —
Class X Shares $ 10 .41
Class Y Shares $ —
Class Z Shares $ 10 .38

International Funds - December 31, 2022 - Statements of Assets and Liabilities - 45
NVIT Emerging
Markets Fund
NVIT International
Equity Fund
NVIT NS Partners
International
Focused Growth
Fund
$ 47,204,750 $ 44,377,100 $ 61,455,363
80,197,202 36,874,990 159,211,275
19,012,751 — —
— — —
334,033,329 — —
— — —
$ 480,448,032 $ 81,252,090 $ 220,666,638
4,610,085 4,886,325 8,973,277
7,959,808 4,108,876 23,513,882
1,882,858 — —
— — —
32,663,203 — —
— — —
47,115,954 8,995,201 32,487,159
$ 10 .24 $ 9 .08 $ 6 .85
$ 10 .08 $ 8 .97 $ 6 .77
$ 10 .10 $ — $ —
$ — $ — $ —
$ 10 .23 $ — $ —
$ — $ — $ —

46 - Statements of Operations - For the Year Ended December 31, 2022 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Columbia
Overseas Value
Fund
INVESTMENT INCOME:
Dividend income $ 10,179,924
European Union tax reclaims (Note 2) 267,457
Income from securities lending (Note 2) 123,295
Interest income 21,771
Income from non-cash dividends —
Foreign tax withholding (982,725)
Total Income 9,609,722
EXPENSES:
Investment advisory fees 1,879,974
Fund administration fees 85,562
Distribution fees Class II Shares —
Distribution fees Class D Shares —
Distribution fees Class Z Shares 454,045
Administrative servicing fees Class I Shares 42,661
Administrative servicing fees Class II Shares —
Administrative servicing fees Class D Shares —
Administrative servicing fees Class X Shares 4,061
Administrative servicing fees Class Z Shares 18,163
Professional fees 64,152
Printing fees 24,627
Trustee fees 8,869
Custodian fees 1,094
Accounting and transfer agent fees 8,061
Compliance program costs (Note 3) 947
Other 2,439
Total expenses before fees waived and expenses reimbursed 2,594,655
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 2,594,655
NET INVESTMENT INCOME 7,015,067
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities † 6,093,001
Settlement proceeds (Note 10 ) —
Expiration or closing of futures contracts (Note 2) —
Settlement of forward foreign currency contracts (Note 2) (673,866)
Foreign currency transactions (Note 2) (65,378)
Net realized gains (losses) 5,353,757
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† (29,871,494)
Forward foreign currency contracts (Note 2) 141,235
Translation of assets and liabilities denominated in foreign currencies (Note 2) (92,122)
Net change in unrealized appreciation/depreciation (29,822,381)
Net realized/unrealized gains (losses) (24,468,624)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (17,453,557)
† Net of capital gain country taxes $ —
†† Net of (increase) decrease in deferred capital gain country tax accrual on unrealized appreciation/
depreciation $ —

International Funds - For the Year Ended December 31, 2022 - Statements of Operations - 47
NVIT Emerging
Markets Fund
NVIT International
Equity Fund
NVIT NS Partners
International
Focused Growth
Fund
$ 11,829,011 $ 4,274,782 $ 3,037,690
— 57,002 716,370
3,943 29,804 45,932
238,454 9,401 12,106
596,998 — 394,599
(1,335,494) (378,174) (361,813)
11,332,912 3,992,815 3,844,884
4,708,343 688,176 2,001,478
184,355 75,150 113,013
220,578 97,822 416,573
55,247 — —
— — —
75,188 70,339 102,939
132,347 58,694 249,945
47,660 — —
— — —
— — —
58,024 45,581 166,301
37,663 9,615 22,493
17,186 3,028 7,616
2,606 6,105 13,894
9,506 7,851 8,077
2,029 350 917
12,929 1,063 7,764
5,563,661 1,063,774 3,111,010
(432,732) (8,603) (136,445)
— — (274,757)
5,130,929 1,055,171 2,699,808
6,201,983 2,937,644 1,145,076
(72,523,316) (5,507,701) (36,910,367)
— — 2,187,429
— — (201,446)
— — —
(1,022,287) (67,529) (35,513)
(73,545,603) (5,575,230) (34,959,897)
(76,713,572) (11,840,178) (94,706,331)
— — —
(59,414) (9,515) (49,744)
(76,772,986) (11,849,693) (94,756,075)
(150,318,589) (17,424,923) (129,715,972)
$ (144,116,606) $ (14,487,279) $ (128,570,896)
$ (602,137) $ (10,802) $ (182,436)
$ (515,977) $ (143,083) $ 231,295

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - December 31, 2022 - International Funds
NVIT Columbia Overseas Value Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income $ 7,015,067 $ 7,080,007
Net realized gains (losses) 5,353,757 22,659,389
Net change in unrealized appreciation/depreciation (29,822,381) (160,730)
Change in net assets resulting from operations (17,453,557) 29,578,666
Distributions to Shareholders From:
Distributable earnings:
Class I (1,016,244) (816,062)
Class II — —
Class D — —
Class X (1,504,480) (1,466,804)
Class Y — —
Class Z (6,508,505) (6,382,852)
Change in net assets from shareholder distributions (9,029,229) (8,665,718)
Change in net assets from capital transactions (8,760,209) (44,714,951)
Change in net assets (35,242,995) (23,802,003)
Net Assets:
Beginning of year 280,457,598 304,259,601
End of year $ 245,214,603 $ 280,457,598

International Funds - December 31, 2022 - Statements of Changes in Net Assets - 49
NVIT Emerging Markets Fund NVIT International Equity Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 6,201,983 $ 4,896,631 $ 2,937,644 $ 2,343,268
(73,545,603) 81,220,970 (5,575,230) 17,930,890
(76,772,986) (129,959,623) (11,849,693) (7,776,619)
(144,116,606) (43,842,022) (14,487,279) 12,497,539
(461,208) (623,509) (7,552,956) (1,425,531)
(581,346) (578,650) (6,294,817) (1,086,970)
(35,972) (320,952) — —
— — — —
(4,338,556) (3,906,770) — —
— — — —
(5,417,082) (5,429,881) (13,847,773) (2,512,501)
49,227,177 32,151,052 6,549,920 (9,007,789)
(100,306,511) (17,120,851) (21,785,132) 977,249
580,754,543 597,875,394 103,037,222 102,059,973
$ 480,448,032 $ 580,754,543 $ 81,252,090 $ 103,037,222

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - December 31, 2022 - International Funds
NVIT Columbia Overseas Value Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 2,040,455 $ 32,809
Dividends reinvested 1,016,244 816,062
Cost of shares redeemed (5,483,855) (170,672,867)
Total Class I Shares (2,427,156) (169,823,996)
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class D Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class D Shares — —
Class X Shares
Proceeds from shares issued 6,794,437 3,573,852
Dividends reinvested 1,504,480 1,466,804
Cost of shares redeemed (6,272,042) (5,179,012)
Total Class X Shares 2,026,875 (138,356)
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Class Z Shares
Proceeds from shares issued 13,824,332 152,442,769
Dividends reinvested 6,508,505 6,382,852
Cost of shares redeemed (28,692,765) (33,578,220)
Total Class Z Shares (8,359,928) 125,247,401
Change in net assets from capital transactions $ (8,760,209) $ (44,714,951)

International Funds - December 31, 2022 - Statements of Changes in Net Assets - 51
NVIT Emerging Markets Fund NVIT International Equity Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 9,129,540 $ 7,184,682 $ 4,461,114 $ 5,466,316
461,208 623,509 7,552,956 1,425,531
(7,096,459) (9,878,556) (8,325,632) (10,193,111)
2,494,289 (2,070,365) 3,688,438 (3,301,264)
11,042,536 65,610,407 2,125,446 1,341,800
581,346 578,650 6,294,817 1,086,970
(11,326,334) (9,298,767) (5,558,781) (8,135,295)
297,548 56,890,290 2,861,482 (5,706,525)
969,199 2,823,839 — —
35,972 320,952 — —
(3,791,671) (8,711,437) — —
(2,786,500) (5,566,646) — —
— — — —
— — — —
— — — —
— — — —
51,490,710 22,226,977 — —
4,338,556 3,906,770 — —
(6,607,426) (43,235,974) — —
49,221,840 (17,102,227) — —
— — — —
— — — —
— — — —
— — — —
$ 49,227,177 $ 32,151,052 $ 6,549,920 $ (9,007,789)

The accompanying notes are an integral part of these financial statements.
52 - Statements of Changes in Net Assets - December 31, 2022 - International Funds
NVIT Columbia Overseas Value Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
SHARE TRANSACTIONS:
Class I Shares
Issued 195,534 2,835
Reinvested 104,984 69,284
Redeemed (517,036) (15,767,475)
Total Class I Shares (216,518) (15,695,356)
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class D Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class D Shares — —
Class X Shares
Issued 633,188 304,252
Reinvested 156,554 125,362
Redeemed (587,165) (445,282)
Total Class X Shares 202,577 (15,668)
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Class Z Shares
Issued 1,308,063 14,097,316
Reinvested 678,676 544,323
Redeemed (2,726,450) (2,860,887)
Total Class Z Shares (739,711) 11,780,752
Total change in shares (753,652) (3,930,272)

International Funds - December 31, 2022 - Statements of Changes in Net Assets - 53
NVIT Emerging Markets Fund NVIT International Equity Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
822,090 474,279 424,991 430,525
44,125 41,902 850,656 111,930
(623,972) (648,845) (793,401) (802,088)
242,243 (132,664) 482,246 (259,633)
986,615 4,487,326 212,338 107,693
56,496 39,471 718,782 86,018
(1,031,059) (614,564) (534,275) (650,253)
12,052 3,912,233 396,845 (456,542)
86,687 182,835 — —
3,486 21,953 — —
(341,424) (585,131) — —
(251,251) (380,343) — —
— — — —
— — — —
— — — —
— — — —
4,892,804 1,491,842 — —
415,505 262,375 — —
(602,513) (2,815,932) — —
4,705,796 (1,061,715) — —
— — — —
— — — —
— — — —
— — — —
4,708,840 2,337,511 879,091 (716,175)

54 - Statements of Changes in Net Assets - December 31, 2022 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT NS Partners International Focused
Growth Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ 1,145,076 $ (1,618,679)
Net realized gains (losses) (34,959,897) 11,005,151
Net change in unrealized appreciation/depreciation (94,756,075) (20,658,660)
Change in net assets resulting from operations (128,570,896) (11,272,188)
Distributions to Shareholders From:
Distributable earnings:
Class I (2,696,726) (4,067,287)
Class II (6,872,064) (5,429,073)
Change in net assets from shareholder distributions (9,568,790) (9,496,360)
Change in net assets from capital transactions 29,015,253 99,450,988
Change in net assets (109,124,433) 78,682,440
Net Assets:
Beginning of year 329,791,071 251,108,631
End of year $ 220,666,638 $ 329,791,071
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 4,393,884 $ 6,360,743
Dividends reinvested 2,696,726 4,067,287
Cost of shares redeemed (7,310,581) (14,947,007)
Total Class I Shares (219,971) (4,518,977)
Class II Shares
Proceeds from shares issued 48,009,220 129,376,425
Dividends reinvested 6,872,064 5,429,073
Cost of shares redeemed (25,646,060) (30,835,533)
Total Class II Shares 29,235,224 103,969,965
Change in net assets from capital transactions $ 29,015,253 $ 99,450,988
SHARE TRANSACTIONS:
Class I Shares
Issued 573,843 501,412
Reinvested 416,161 305,123
Redeemed (947,612) (1,172,213)
Total Class I Shares 42,392 (365,678)
Class II Shares
Issued 5,815,391 10,260,418
Reinvested 1,072,085 410,361
Redeemed (3,147,622) (2,444,501)
Total Class II Shares 3,739,854 8,226,278
Total change in shares 3,782,246 7,860,600

International Funds - December 31, 2022 - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
NVIT Columbia Overseas Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 11.60 $ 0.30 $ (1.03) $ (0.73) $ (0.39) $ — $ (0.39) $ 10.48 (5.99)% $ 27,292 0.98% 2.85% 0.98% 38.18%
12/31/2021 10.76 0.29 0.83 1.12 (0.28) — (0.28) 11.60 10.40% 32,733 1.02% 2.50% 1.03% 36.23%
12/31/2020 10.37 0.17 0.35 0.52 (0.13) — (0.13) 10.76 5.18% 199,236 1.02% 1.80% 1.02% 127.19%(g)
12/31/2019 10.43 0.28 0.91 1.19 (0.25) (1.00) (1.25) 10.37 12.49% 197,772 1.02% 2.61% 1.02% 40.16%
12/31/2018 12.78 0.22 (2.20) (1.98) (0.24) (0.13) (0.37) 10.43 (15.69)% 178,682 1.01% 1.75% 1.01% 31.04%
Class X Shares
12/31/2022 11.51 0.31 (1.02) (0.71) (0.39) — (0.39) 10.41 (5.86)% 41,808 0.84% 3.00% 0.84% 38.18%
12/31/2021 10.76 0.31 0.83 1.14 (0.39) — (0.39) 11.51 10.58% 43,911 0.88% 2.62% 0.89% 36.23%
12/31/2020(h) 9.37 0.01 1.38 1.39 — — — 10.76 14.83% 41,215 0.91% 0.49% 0.91% 127.19%(g)
Class Z Shares
12/31/2022 11.51 0.29 (1.03) (0.74) (0.39) — (0.39) 10.38 (6.13)% 176,115 1.09% 2.75% 1.09% 38.18%
12/31/2021 10.76 0.28 0.83 1.11 (0.36) — (0.36) 11.51 10.28% 203,813 1.13% 2.36% 1.14% 36.23%
12/31/2020(h) 9.37 — 1.39 1.39 — — — 10.76 14.83% 63,808 1.17% 0.22% 1.17% 127.19%(g)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Excludes merger activity.
(h) For the period from October 12, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of October 9, 2020 through December 31, 2020.

56 - Financial Highlights - December 31, 2022 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Emerging Markets Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2022 $ 13.74 $ 0.13 $ (3.53) $ (3.40) $ (0.10) $ — $ (0.10) $ 10.24 (24.75)% $ 47,205 1.08% 1.20% 1.17% 62.21%
12/31/2021 14.96 0.12 (1.20) (1.08) (0.14) — (0.14) 13.74 (7.28)% 60,015 1.10% 0.77% 1.18% 121.44%
12/31/2020 13.45 0.13 1.62 1.75 (0.24) — (0.24) 14.96 13.30% 67,331 1.12% 1.02% 1.18% 25.45%
12/31/2019 11.21 0.28 2.27 2.55 (0.31) — (0.31) 13.45 22.95% 69,303 1.11% 2.23% 1.16% 22.56%
12/31/2018 13.68 0.18 (2.56) (2.38) (0.09) — (0.09) 11.21 (17.42)% 61,381 1.14% 1.40% 1.19% 18.09%
Class II Shares
12/31/2022 13.52 0.10 (3.47) (3.37) (0.07) — (0.07) 10.08 (24.92)% 80,197 1.33% 0.95% 1.42% 62.21%
12/31/2021 14.76 0.07 (1.17) (1.10) (0.14) — (0.14) 13.52 (7.51)% 107,438 1.35% 0.47% 1.43% 121.44%
12/31/2020 13.28 0.09 1.60 1.69 (0.21) — (0.21) 14.76 13.00% 59,555 1.37% 0.78% 1.43% 25.45%
12/31/2019 11.07 0.25 2.24 2.49 (0.28) — (0.28) 13.28 22.66% 60,374 1.36% 2.01% 1.41% 22.56%
12/31/2018 13.51 0.15 (2.53) (2.38) (0.06) — (0.06) 11.07 (17.65)% 51,754 1.39% 1.16% 1.44% 18.09%
Class D Shares
12/31/2022 13.49 0.10 (3.47) (3.37) (0.02) — (0.02) 10.10 (24.99)% 19,013 1.39% 0.87% 1.48% 62.21%
12/31/2021 14.74 0.07 (1.18) (1.11) (0.14) — (0.14) 13.49 (7.59)% 28,779 1.44% 0.44% 1.52% 121.44%
12/31/2020 13.26 0.08 1.60 1.68 (0.20) — (0.20) 14.74 12.92% 37,053 1.46% 0.67% 1.52% 25.45%
12/31/2019 11.05 0.23 2.25 2.48 (0.27) — (0.27) 13.26 22.58% 39,779 1.45% 1.87% 1.50% 22.56%
12/31/2018 13.48 0.14 (2.53) (2.39) (0.04) — (0.04) 11.05 (17.71)% 36,775 1.47% 1.07% 1.52% 18.09%
Class Y Shares
12/31/2022 13.75 0.15 (3.53) (3.38) (0.14) — (0.14) 10.23 (24.60)% 334,033 0.93% 1.36% 1.02% 62.21%
12/31/2021 14.95 0.14 (1.20) (1.06) (0.14) — (0.14) 13.75 (7.15)% 384,522 0.95% 0.92% 1.03% 121.44%
12/31/2020 13.45 0.16 1.60 1.76 (0.26) — (0.26) 14.95 13.37% 433,936 0.97% 1.30% 1.03% 25.45%
12/31/2019 11.20 0.31 2.27 2.58 (0.33) — (0.33) 13.45 23.24% 780,200 0.96% 2.46% 1.01% 22.56%
12/31/2018 13.68 0.26 (2.63) (2.37) (0.11) — (0.11) 11.20 (17.34)% 612,301 0.96% 2.11% 1.01% 18.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - December 31, 2022 - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
NVIT International Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 12.75 $ 0.37 $ (2.25) $ (1.88) $ (0.38) $ (1.41) $ (1.79) $ 9.08 (14.12)% $ 44,377 1.11% 3.54% 1.12% 68.60%
12/31/2021 11.61 0.30 1.17 1.47 (0.33) — (0.33) 12.75 12.66% 56,158 1.13% 2.34% 1.14% 86.05%
12/31/2020 10.88 0.15 0.70 0.85 (0.12) — (0.12) 11.61 7.95% 54,133 1.16% 1.48% 1.17% 95.01%
12/31/2019 9.82 0.23 1.59 1.82 (0.28) (0.48) (0.76) 10.88 19.12% 56,389 1.12% 2.14% 1.13% 49.50%
12/31/2018 11.81 0.23 (1.92) (1.69) (0.24) (0.06) (0.30) 9.82 (14.53)% 54,406 1.12% 1.97% 1.13% 59.73%
Class II Shares
12/31/2022 12.63 0.34 (2.23) (1.89) (0.36) (1.41) (1.77) 8.97 (14.38)% 36,875 1.36% 3.28% 1.37% 68.60%
12/31/2021 11.50 0.26 1.16 1.42 (0.29) — (0.29) 12.63 12.40% 46,879 1.38% 2.08% 1.39% 86.05%
12/31/2020 10.78 0.12 0.70 0.82 (0.10) — (0.10) 11.50 7.69% 47,927 1.41% 1.22% 1.42% 95.01%
12/31/2019 9.73 0.20 1.58 1.78 (0.25) (0.48) (0.73) 10.78 18.91% 48,215 1.37% 1.89% 1.38% 49.50%
12/31/2018 11.71 0.19 (1.90) (1.71) (0.21) (0.06) (0.27) 9.73 (14.80)% 44,327 1.37% 1.68% 1.38% 59.73%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

58 - Financial Highlights - December 31, 2022 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT NS Partners International Focused Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2022 $ 11.56 $ 0.05 $ (4.45) $ (4.40)(g) $ — $ (0.31) $ (0.31) $ 6.85 (37.93)%(g) $ 61,455 0.97% 0.66% 1.15% 94.95%
12/31/2021 12.09 (0.05) (0.02) (0.07) (0.05) (0.41) (0.46) 11.56 (1.08)% 103,199 0.97% (0.42)% 1.10% 21.23%
12/31/2020 11.26 0.08 4.93 5.01 (0.13) (4.05) (4.18) 12.09 51.04% 112,437 0.97% 0.69% 1.16% 45.67%
12/31/2019 9.14 0.01 2.96 2.97 (0.14) (0.71) (0.85) 11.26 33.15% 80,957 1.07% 0.12% 1.09% 24.39%
12/31/2018 12.03 0.13 (2.00) (1.87) (0.13) (0.89) (1.02) 9.14 (16.46)% 68,915 1.03% 1.20% 1.03% 154.64%
Class II Shares
12/31/2022 11.46 0.03 (4.41) (4.38)(g) — (0.31) (0.31) 6.77 (38.08)%(g) 159,211 1.22% 0.42% 1.40% 94.95%
12/31/2021 12.01 (0.09) (0.02) (0.11) (0.03) (0.41) (0.44) 11.46 (1.41)% 226,592 1.22% (0.68)% 1.35% 21.23%
12/31/2020 11.20 0.04 4.92 4.96 (0.10) (4.05) (4.15) 12.01 50.76% 138,672 1.22% 0.39% 1.41% 45.67%
12/31/2019 9.09 (0.01) 2.93 2.92 (0.10) (0.71) (0.81) 11.20 32.84% 104,815 1.32% (0.13)% 1.34% 24.39%
12/31/2018 12.00 0.10 (1.99) (1.89) (0.13) (0.89) (1.02) 9.09 (16.67)% 90,677 1.28% 0.94% 1.28% 154.64%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes settlement proceeds which impacted the Fund’s per share operations activity and total return. The per share impact was $0.07 for both Class I and Class II.
Excluding the settlement proceeds, the Class I and Class II total returns are -38.58% and -38.68%, respectively. (Note 10)

International Funds - December 31, 2022 - Notes to Financial Statements - 59
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the four (4) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Columbia Overseas Value Fund ("Overseas Value")
NVIT Emerging Markets Fund ("Emerging Markets")
NVIT International Equity Fund ("International Equity")
NVIT NS Partners International Focused Growth Fund (formerly, NVIT AllianzGI International Growth Fund)
("International Focused Growth")
Only separate accounts established by (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance
Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of International Growth and International Equity. Shares of
Overseas Value are held by separate accounts established by NLIC and NLAIC and other affiliated insurance companies. Shares of Emerging Markets are held by separate accounts established by NLIC and NLAIC, other unaffiliated insurance companies, and other series of the Trust that operate as a fund-of-funds, such as the NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class D, Class X, Class Y, and Class Z shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Effective July 18, 2022, the NVIT AllianzGI International Growth Fund was renamed NVIT NS Partners International Focused
Growth Fund.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

60 - Notes to Financial Statements - December 31, 2022 - International Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and

International Funds - December 31, 2022 - Notes to Financial Statements - 61
liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2022. Please refer to the Statements of Investments for additional information on portfolio holdings.
Overseas Value
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ 636,448 $ – $ – $ 636,448
Auto Components – 1,331,683 – 1,331,683
Automobiles – 4,450,002 – 4,450,002
Banks – 30,268,844 – 30,268,844
Biotechnology 683,896 – – 683,896
Capital Markets – 2,958,457 – 2,958,457
Chemicals 2,927,032 1,810,386 – 4,737,418
Construction & Engineering – 4,658,448 – 4,658,448
Diversified Financial Services 1,734,467 4,466,573 – 6,201,040
Diversified Telecommunication Services 3,121,603 7,411,365 – 10,532,968
Electric Utilities – 2,373,346 – 2,373,346
Electronic Equipment, Instruments &
Components – 7,700,085 – 7,700,085
Energy Equipment & Services – 820,958 – 820,958
Entertainment – 806,768 – 806,768
Equity Real Estate Investment Trusts (REITs) – 469,671 – 469,671
Food & Staples Retailing 3,905,819 10,624,141 – 14,529,960
Food Products – 6,468,938 – 6,468,938
Health Care Equipment & Supplies 856 – – 856
Health Care Providers & Services – 2,436,553 – 2,436,553
Hotels, Restaurants & Leisure – 1,972,880 – 1,972,880
Household Durables – 472,537 – 472,537
Industrial Conglomerates – 2,782,584 – 2,782,584
Insurance – 21,067,244 – 21,067,244
Internet & Direct Marketing Retail – 571,833 – 571,833
Machinery – 4,150,214 – 4,150,214
Metals & Mining 3,806,781 3,566,543 – 7,373,324
Multi-Utilities – 5,009,331 – 5,009,331
Oil, Gas & Consumable Fuels 5,107,459 27,615,508 – 32,722,967
Paper & Forest Products 1,333,759 5,146,263 – 6,480,022
Pharmaceuticals 6,751,731 18,540,773 – 25,292,504
Professional Services – 1,797,959 – 1,797,959
Real Estate Management & Development – 861,512 – 861,512
Software 1,861,617 – – 1,861,617
Textiles, Apparel & Luxury Goods – 1,651,545 – 1,651,545
Tobacco – 9,725,178 – 9,725,178
Trading Companies & Distributors – 7,624,014 – 7,624,014
Water Utilities – 1,984,052 – 1,984,052
Wireless Telecommunication Services – 4,342,061 – 4,342,061
Total Common Stocks $ 31,871,468 $ 207,938,249 $ – $ 239,809,717
Exchange Traded Fund 2,513,261 – – 2,513,261
Forward Foreign Currency Contracts – 225,444 – 225,444
Repurchase Agreements – 8,350,986 – 8,350,986
Total Assets $ 34,384,729 $ 216,514,679 $ – $ 250,899,408
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (209,471) $ – $ (209,471)
Total Liabilities $ – $ (209,471) $ – $ (209,471)
Total $ 34,384,729 $ 216,305,208 $ – $ 250,689,937

62 - Notes to Financial Statements - December 31, 2022 - International Funds
Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ – $ 6,839,754 $ – $ 6,839,754
Automobiles 4,509,375 2,841,485 – 7,350,860
Banks 21,655,993 34,214,807 – 55,870,800
Beverages – 19,223,095 – 19,223,095
Chemicals 2,897,234 6,036,176 – 8,933,410
Communications Equipment – 2,176,206 – 2,176,206
Construction & Engineering – 4,574,606 – 4,574,606
Construction Materials – 2,130,820 – 2,130,820
Consumer Finance – 570,323 – 570,323
Diversified Consumer Services – 7,576,190 – 7,576,190
Diversified Financial Services – 20,839,560 – 20,839,560
Diversified Telecommunication Services – 6,892,423 – 6,892,423
Electrical Equipment – 15,474,630 – 15,474,630
Electronic Equipment, Instruments &
Components – 2,381,041 – 2,381,041
Entertainment – 7,113,397 – 7,113,397
Food & Staples Retailing 7,962,083 5,707,897 – 13,669,980
Food Products 2,971,012 5,163,142 – 8,134,154
Health Care Equipment & Supplies – 6,722,173 – 6,722,173
Health Care Providers & Services – 8,578,281 – 8,578,281
Hotels, Restaurants & Leisure 3,849,521 11,762,452 – 15,611,973
Household Durables – 5,763,249 – 5,763,249
Independent Power and Renewable
Electricity Producers – 43,211 – 43,211
Industrial Conglomerates – 2,085,427 – 2,085,427
Insurance – 23,197,690 – 23,197,690
Interactive Media & Services 316,586 25,641,418 – 25,958,004
Internet & Direct Marketing Retail 2,271,308 37,397,419 – 39,668,727
IT Services 1,611,793 718,062 – 2,329,855
Life Sciences Tools & Services – 6,114,707 – 6,114,707
Machinery – 8,319,869 – 8,319,869
Oil, Gas & Consumable Fuels 3,401,610 4,916,903 – 8,318,513
Personal Products – 2,917,055 – 2,917,055
Pharmaceuticals – 521,798 – 521,798
Real Estate Management & Development – 2,318,786 – 2,318,786
Road & Rail – 8,096,781 – 8,096,781
Semiconductors & Semiconductor
Equipment – 47,366,391 – 47,366,391
Software – 15,507,461 – 15,507,461
Specialty Retail – 3,147,518 – 3,147,518
Technology Hardware, Storage & Peripherals – 27,229,680 – 27,229,680
Textiles, Apparel & Luxury Goods – 17,663,565 – 17,663,565
Wireless Telecommunication Services – 7,801,937 – 7,801,937
Total Common Stocks $ 51,446,515 $ 423,587,385 $ – $ 475,033,900
Repurchase Agreements – 603,734 – 603,734
Rights 1,942 – – 1,942
Total $ 51,448,457 $ 424,191,119 $ – $ 475,639,576

International Funds - December 31, 2022 - Notes to Financial Statements - 63
International Equity
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 710,985 $ – $ 710,985
Air Freight & Logistics – 1,036,769 – 1,036,769
Auto Components – 328,581 – 328,581
Automobiles – 2,820,570 – 2,820,570
Banks 63,987 9,987,795 – 10,051,782
Beverages 464,299 – – 464,299
Biotechnology – 105,100 – 105,100
Building Products – 1,478,275 – 1,478,275
Capital Markets 69,593 2,216,142 – 2,285,735
Chemicals 701,916 1,948,060 – 2,649,976
Commercial Services & Supplies – 213,413 – 213,413
Communications Equipment – 419,423 – 419,423
Construction & Engineering – 799,899 – 799,899
Construction Materials – 103,530 – 103,530
Consumer Finance 136,290 – – 136,290
Diversified Consumer Services 125,456 – – 125,456
Diversified Financial Services 197,404 355,506 – 552,910
Diversified Telecommunication Services – 1,019,192 – 1,019,192
Electric Utilities 78,835 2,103,890 – 2,182,725
Electrical Equipment – 959,502 – 959,502
Electronic Equipment, Instruments &
Components – 935,978 – 935,978
Entertainment 131,528 1,179,344 – 1,310,872
Equity Real Estate Investment Trusts (REITs) – 376,005 – 376,005
Food & Staples Retailing 1,604,561 116,411 – 1,720,972
Food Products – 496,893 – 496,893
Health Care Equipment & Supplies – 184,806 – 184,806
Health Care Providers & Services – 624,952 – 624,952
Hotels, Restaurants & Leisure – 1,317,369 – 1,317,369
Household Durables – 229,085 – 229,085
Household Products – 98,802 – 98,802
Independent Power and Renewable
Electricity Producers – 362,515 – 362,515
Industrial Conglomerates – 350,395 – 350,395
Insurance 746,821 3,334,133 – 4,080,954
Interactive Media & Services 298,303 650,424 – 948,727
Internet & Direct Marketing Retail 542,603 823,741 – 1,366,344
IT Services 796,451 1,283,123 – 2,079,574
Life Sciences Tools & Services – 58,317 – 58,317
Machinery – 540,669 – 540,669
Marine – 1,627,574 – 1,627,574
Media – 402,723 – 402,723
Metals & Mining 1,184,094 2,309,161 – 3,493,255
Multiline Retail 543,861 – – 543,861
Oil, Gas & Consumable Fuels 536,539 4,146,653 – 4,683,192
Paper & Forest Products 76,725 77,037 – 153,762
Personal Products – 1,936,299 – 1,936,299
Pharmaceuticals – 6,922,901 – 6,922,901
Professional Services – 810,707 – 810,707
Real Estate Management & Development – 1,257,536 – 1,257,536
Road & Rail 451,873 – – 451,873
Semiconductors & Semiconductor
Equipment – 3,213,480 – 3,213,480
Software 579,231 179,592 – 758,823
Specialty Retail – 1,293,372 – 1,293,372
Technology Hardware, Storage & Peripherals – 1,186,530 – 1,186,530
Textiles, Apparel & Luxury Goods – 1,537,735 – 1,537,735
Tobacco – 2,704,719 – 2,704,719
Trading Companies & Distributors 212,751 1,022,762 – 1,235,513

64 - Notes to Financial Statements - December 31, 2022 - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ – $ 707,913 $ – $ 707,913
Total Common Stocks $ 9,543,121 $ 70,906,288 $ – $ 80,449,409
Repurchase Agreement – 1,225,538 – 1,225,538
Total $ 9,543,121 $ 72,131,826 $ – $ 81,674,947
International Focused Growth
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 6,015,626 $ – $ 6,015,626
Banks 2,977,613 3,665,817 – 6,643,430
Beverages – 8,361,341 – 8,361,341
Biotechnology – 6,123,295 – 6,123,295
Capital Markets – 6,667,725 – 6,667,725
Chemicals – 8,035,736 – 8,035,736
Diversified Telecommunication Services – 5,105,504 – 5,105,504
Electrical Equipment – 4,477,962 – 4,477,962
Electronic Equipment, Instruments &
Components – 5,637,667 – 5,637,667
Entertainment – 6,106,343 – 6,106,343
Equity Real Estate Investment Trusts (REITs) – 5,315,908 – 5,315,908
Food Products – 15,120,177 – 15,120,177
Health Care Equipment & Supplies – 14,213,514 – 14,213,514
Health Care Providers & Services – 2,666,548 – 2,666,548
Household Durables – 4,788,871 – 4,788,871
Insurance – 19,162,741 – 19,162,741
Interactive Media & Services – 2,100,836 – 2,100,836
Internet & Direct Marketing Retail 5,369,093 – – 5,369,093
IT Services – 7,743,361 – 7,743,361
Life Sciences Tools & Services – 5,366,708 – 5,366,708
Oil, Gas & Consumable Fuels – 4,448,330 – 4,448,330
Personal Products – 5,632,624 – 5,632,624
Pharmaceuticals – 14,447,548 – 14,447,548
Professional Services – 20,824,145 – 20,824,145
Semiconductors & Semiconductor
Equipment 5,331,324 4,146,382 – 9,477,706
Software – 7,274,877 – 7,274,877
Specialty Retail – 3,437,669 – 3,437,669
Textiles, Apparel & Luxury Goods – 9,060,571 – 9,060,571
Total Common Stocks $ 13,678,030 $ 205,947,826 $ – $ 219,625,856
Repurchase Agreements – 2,732,247 – 2,732,247
Total $ 13,678,030 $ 208,680,073 $ – $ 222,358,103
As of December 31, 2022, Overseas Value held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of December 31, 2022, Emerging Markets held five common stock investments that were categorized as Level 3 investments which were each valued at $0.

International Funds - December 31, 2022 - Notes to Financial Statements - 65
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant
Overseas Value
Common
Stocks Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) (238,094) (238,094)
Purchases
*
888,471 888,471
Sales — —
Change in Unrealized Appreciation/Depreciation (650,377) (650,377)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 12/31/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 12/31/2022 ** $ (888,471) $ (888,471)
Emerging Markets
Common
Stocks Total
Balance as of 12/31/2021 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) (3,604,220) (3,604,220)
Purchases — —
Sales (1,255,364) (1,255,364)
Change in Unrealized Appreciation/Depreciation (13,776,118) (13,776,118)
Transfers into Level 3 18,635,702 18,635,702
Transfers out of Level 3 — —
Balance as of 12/31/2022 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 12/31/2022 ** $ (13,776,118) $ (13,776,118)
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."
Fund
Foreign Currency
Amount (USD)
Overseas Value $ 86

66 - Notes to Financial Statements - December 31, 2022 - International Funds
securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2022:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2022:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2022:
Overseas Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 225,444
Total $ 225,444
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (209,471)
Total $ (209,471)
Overseas Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ (673,866)
Total $ (673,866)

International Funds - December 31, 2022 - Notes to Financial Statements - 67
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2022:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2022:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of December 31, 2022:
International Focused Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (201,446)
Total $ (201,446)
Overseas Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 141,235
Total $ 141,235
Overseas Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 26,929,780
Average Settlement Value Sold $ 27,005,317
Overseas Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Goldman Sachs
International
Forward Foreign
Currency Contracts $ 225,444 $ (209,471) $ — $ 15,973
Total $ 225,444 $ (209,471) $ — $ 15,973

68 - Notes to Financial Statements - December 31, 2022 - International Funds
(e) Securities Lending
During the year ended December 31, 2022, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2022, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Goldman Sachs
International
Forward Foreign
Currency Contracts $ (209,471) $ 209,471 $ — $ —
Total $ (209,471) $ 209,471 $ — $ —
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Overseas Value $ 8,350,986
Emerging Markets 603,734
International Equity 1,225,538
International Focused Growth 2,732,247

International Funds - December 31, 2022 - Notes to Financial Statements - 69
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2022, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(f) Joint Repurchase Agreements
During the year ended December 31, 2022, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2022, the joint repos on a gross basis were as follows:
Bank of America NA, 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price  $29,716,025, collateralized by U.S.
Government Agency Securities, 3.00%, maturing 12/20/2047 - 9/20/2049; total market value  $30,295,871.
Cantor Fitzgerald & Co., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $147,417,656, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 7.35%, maturing 4/1/2023 - 11/20/2072; total market value $150,294,202.
Credit Suisse AG, 4.27%, dated 12/30/2022, due 1/3/2023, repurchase price $39,494,229, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 5.00%, maturing 2/23/2023 - 5/15/2037; total market value $40,284,146.
MetLife, Inc., 4.30%, dated 12/30/2022, due 1/3/2023, repurchase price $36,248,597, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 1/12/2023 - 2/15/2051; total market value $36,975,117.
Pershing LLC, 4.33%, dated 12/30/2022, due 1/3/2023, repurchase price $61,564,605, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.63% - 8.50%, maturing 7/16/2023 - 11/20/2072; total market value $62,765,700.

70 - Notes to Financial Statements - December 31, 2022 - International Funds
As of December 31, 2022, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Overseas Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 5,750,986 $ – $ 5,750,986 $ (5,750,986) $ –
Credit Suisse AG 2,000,000 – 2,000,000 (2,000,000) –
MetLife, Inc. 600,000 – 600,000 (600,000) –
Total $ 8,350,986 $ – $ 8,350,986 $ (8,350,986) $ –
Emerging Markets
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 10,000 $ – $ 10,000 $ (10,000) $ –
Cantor Fitzgerald &
Co. 578,974 – 578,974 (578,974) –
MetLife, Inc. 14,760 – 14,760 (14,760) –
Total $ 603,734 $ – $ 603,734 $ (603,734) $ –
International Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 1,225,538 $ – $ 1,225,538 $ (1,225,538) $ –
Total $ 1,225,538 $ – $ 1,225,538 $ (1,225,538) $ –

International Funds - December 31, 2022 - Notes to Financial Statements - 71
(g) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(h) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to net operating loss netting to short-term gains, foreign currency gain/loss, investments in passive foreign investment companies ("PFICs"), foreign capital gains tax, redesignation of distributions, and settlement proceeds. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the
International Focused Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 25,000 $ – $ 25,000 $ (25,000) $ –
Cantor Fitzgerald &
Co. 1,707,247 – 1,707,247 (1,707,247) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 2,732,247 $ – $ 2,732,247 $ (2,732,247) $ –
* As of December 31, 2022, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

72 - Notes to Financial Statements - December 31, 2022 - International Funds
future. The temporary differences as of December 31, 2022 may primarily be attributable to outstanding wash sale loss deferrals and investments in PFICs. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(i) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(j) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(k) European Union (“EU”) Reclaims
As a result of several court cases, certain funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union (EU reclaims). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2022, the subadviser for each Fund is as follows:
Fund Subadviser
Overseas Value Columbia Management Investment Advisers, LLC
Emerging Markets Loomis, Sayles & Company L.P.
NS Partners Ltd ("NS Partners")
International Equity Lazard Asset Management, LLC
International Focused Growth NS Partners(a)
(a) Effective July 18, 2022, NS Partners Ltd was appointed as the subadviser to the Fund. Effective July 18, 2022, Allianz Global
Investors U.S. LLC was terminated and ceased serving as subadviser to the Fund.

International Funds - December 31, 2022 - Notes to Financial Statements - 73
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2022, the Funds paid investment advisory fees to NFA according to the following schedule.
Prior to July 18, 2022, under the terms of the Investment Advisory Agreement, certain Funds paid NFA an investment advisory fee based on that Fund’s average daily net assets according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2023.
During the year ended December 31, 2022, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the year ended December 31, 2022, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
Fund Fee Schedule
Advisory Fee
(annual rate)
Overseas Value Up to $1 billion 0.75%
$1 billion and more 0.70%
Emerging Markets Up to $500 million 0.95%
$500 million up to $2 billion 0.90%
$2 billion and more 0.85%
International Equity Up to $500 million 0.80%
$500 million up to $2 billion 0.75%
$2 billion and more 0.70%
International Focused Growth(a) Up to $500 million 0.85%
$500 million up to $1 billion 0.82%
$1 billion and more 0.80%
(a) Effective July 18, 2022.
Fund Fee Schedule
Advisory Fee
(annual rate)
International Focused Growth Up to $1 billion 0.85%
$1 billion and more 0.80%
Fund
Advisory Fee
Waiver
(annual rate)
Emerging Markets 0.0873%
International Equity 0.010
International Focused Growth 0.058
Fund Amount
Emerging Markets $ 432,732
International Equity 8,603
International Focused Growth 136,445
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Overseas Value 0.75 % N/A 0.75%
Emerging Markets 0.95 0.86% 0.86
International Equity 0.80 0.79 0.79
International Focused Growth 0.85 0.79 0.68
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.

74 - Notes to Financial Statements - December 31, 2022 - International Funds
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2022, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2022, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
Fund Classes
Amount
(annual rate)
Overseas Value All Classes 0.87%
Emerging Markets All Classes 1.20
International Focused Growth All Classes 0.88
Fund Classes
Amount
(annual rate)
Emerging Markets Class II 1.43%
International Focused Growth Class II 1.25%
Fund
Fiscal Year
2020 Amount
Fiscal Year
2021 Amount
Fiscal Year
2022 Amount Total
Overseas Value $ 52 $ 31,704 $ — $ 31,756
Emerging Markets — — — —
International Equity — — — —
International Focused Growth 251,553 208,754 274,757 735,064
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

International Funds - December 31, 2022 - Notes to Financial Statements - 75
For the year ended December 31, 2022, NFM earned an aggregate of $458,080 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Funds' aggregate portion of such costs amounted to $4,243.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II, Class D and Class Z shares of each Fund
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I, Class II and Class D shares of the Fund and up to 0.01% of the average daily net assets of Class X and Class Z shares of each Fund.
For the year ended December 31, 2022, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2022, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such
Fund Class I Class II Class D Class X Class Z
Overseas Value 0.15% N/A N/A 0.01% 0.01%
Emerging Markets 0.15 0.15% 0.22% N/A N/A
International Equity 0.15 0.15 N/A N/A N/A
International Focused Growth 0.15 0.15 N/A N/A N/A
N/A — Not Applicable.
Fund Amount
Overseas Value $ 64,885
Emerging Markets 255,195
International Equity 129,033
International Focused Growth 352,884

76 - Notes to Financial Statements - December 31, 2022 - International Funds
amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended December 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
Fund Purchases Sales
Overseas Value $ 94,564,329 $ 105,870,694
Emerging Markets 356,431,992 301,526,418
International Equity 58,733,468 62,479,891
International Focused Growth 253,757,797 224,060,729

International Funds - December 31, 2022 - Notes to Financial Statements - 77
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
9. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Overseas Value $ 9,029,229 $ – $ 9,029,229 $ – $ 9,029,229
Emerging Markets 5,417,082 – 5,417,082 – 5,417,082
International Equity 5,160,671 8,687,102 13,847,773 – 13,847,773
International Focused Growth 1,558,156 8,010,634 9,568,790 – 9,568,790
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Overseas Value $ 8,665,718 $ – $ 8,665,718 $ – $ 8,665,718
Emerging Markets 5,429,881 – 5,429,881 – 5,429,881
International Equity 2,512,501 – 2,512,501 – 2,512,501
International Focused Growth 3,062,105 6,434,255 9,496,360 – 9,496,360
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Overseas Value $ 4,226,365 $ – $ 4,226,365 $ – $ (27,906,594) $ 23,104,709 $ (575,520)
Emerging Markets 5,545,051 – 5,545,051 – (94,180,479) (64,093,665) (152,729,093)
International Equity 837,418 – 837,418 – (5,620,126) 3,595,749 (1,186,959)
International Focused Growth 3,114,140 – 3,114,140 – (37,229,976) 1,486,734 (32,629,102)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

78 - Notes to Financial Statements - December 31, 2022 - International Funds
As of December 31, 2022, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
During the year ended December 31, 2022, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
10. Settlement Proceeds
During the year ended December 31, 2022, International Focused Growth reached a settlement agreement in the amount of
$2,187,429 from a former subadvisor. These settlement proceeds are reflected in the Statements of Operations and Financial
Highlights.
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Overseas Value $ 227,482,466 $ 45,352,817 $ (22,145,346) $ 23,207,471
Emerging Markets 538,591,064 21,346,353 (84,297,841) (62,951,488)
International Equity 77,912,485 9,957,307 (6,194,845) 3,762,462
International Focused Growth 220,762,238 13,875,172 (12,279,307) 1,595,865
Fund Amount
Overseas Value $ (27,906,594)
Emerging Markets (94,180,479)
International Equity (5,620,126)
International Focused Growth (37,229,976)
Fund Utilized
Overseas Value $ 5,345,228

International Funds - December 31, 2022 - Report of Independent Registered Public Accounting Firm - 79
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Columbia Overseas Value
Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund and NVIT NS Partners International Focused
Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Columbia
Overseas Value Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund and NVIT NS Partners International Focused
Growth Fund (four of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds")
as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

80 - Supplemental Information - December 31, 2022 (Unaudited) - International Funds
NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT Blackrock Equity Dividend Fund
NVIT BlackRock Managed Global Allocation Fund
NVIT BNY Mellon Core Plus Bond Fund
(formerly, NVIT Core Plus Bond Fund)
NVIT BNY Mellon Dynamic U.S. Core Fund
(formerly, NVIT Mellon Dynamic U.S. Core Fund)
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
(formerly, NVIT Mellon Dynamic U.S. Equity Income Fund)
NVIT BNY Mellon Sustainable U.S. Equity Fund
(formerly, NVIT Newton Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Insights Fund
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
NVIT Neuberger Berman Multi Cap Opportunities Fund
NVIT NS Partners International Focused Growth Fund
(formerly, NVIT AllianzGI International Growth Fund)
NVIT Real Estate Fund
NVIT Short Term Bond Fund
NVIT U.S. 130/30 Equity Fund
Continuation of Advisory (and Sub-Advisory) Agreements
The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each a “Sub-Adviser”)
(together, the “Advisory Agreements”) must be approved for each series of the Trust (individually a “Fund” and collectively the
“Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the
“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.
The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2022 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

International Funds - December 31, 2022 (Unaudited) - Supplemental Information - 81
• A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.
• Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30,
2022) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. (Where information was unavailable or limited in respect of the largest share class, the Board in certain cases considered supplemental information regarding the second largest share class.) An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds and advised the
Independent Trustees in connection with their consideration of the data provided by Broadridge and related matters.
• Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.
• Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The
Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be an important factor in its deliberations.
• Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.
The Adviser or a Sub-Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation of the firm based on information that was provided. In such cases, the Trustees determined that the omission of any such information was not material to its considerations.
The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2022 to discuss matters related to the continuation of the Advisory Agreements. In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and in November, to review information and materials provided to them, and to formulate requests for additional information. The Trustees submitted supplemental information requests to the Adviser following each meeting with Independent Legal Counsel. At the Trustees’ regular quarterly meeting in
December 2022, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.
The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and
Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.
In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the
Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:
• The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.
• The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.
• The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.
• The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel;
the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the
Adviser’s valuation and valuation oversight capabilities.

82 - Supplemental Information - December 31, 2022 (Unaudited) - International Funds
• The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the
Sub-Advisers.
• Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, fees or other payments relating to shareholder servicing or sub-
transfer agency services provided by or through the Adviser or its affiliates, enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds, and benefits to
Nationwide Life Insurance Company derived from guaranteed fixed annuity contracts issued by it and held until recently by certain of the Funds.
Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the performance of the Funds’ peer groups over various time periods.
The Trustees considered that NVIT Allspring Discovery Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon Dynamic
U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT DoubleLine Total Return Tactical Fund , NVIT
Emerging Markets Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT GS Large Cap Equity Insights Fund, NVIT
GS Small Cap Equity Insights Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT J.P.
Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P.
Morgan Mozaic
SM
Multi-Asset Fund, NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan US Technology Leaders Fund, NVIT
Jacobs Levy Large Cap Growth Fund, NVIT NS Partners International Focused Growth Fund, NVIT Real Estate Fund, and NVIT
Short Term Bond Fund, were shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians (or, in the case of the total expense ratio of NVIT Jacobs Levy Large
Cap Growth Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median).
With respect to NVIT Amundi Multi Sector Bond Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BNY Mellon Sustainable
U.S. Equity Fund, NVIT Columbia Overseas Value Fund, NVIT Core Bond Fund, NVIT Federated High Income Bond Fund, NVIT
Government Bond Fund, NVIT GS International Equity Insights Fund, NVIT International Equity Fund, NVIT Managed American
Funds Asset Allocation Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund, the Trustees considered that, although each
Fund was shown to pay actual management fees higher than its peer group median, its total expense ratio (including 12b-1/non-
12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of NVIT
Columbia Overseas Value Fund and NVIT Government Bond Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’
judgment, as to be inconsistent with continuation of its Advisory Agreements. With respect to NVIT International Equity Fund, the
Trustees also considered that during 2022 the Adviser had negotiated a sub-advisory fee reduction, the entire amount of which was passed on to the Fund’s shareholders, and implemented an expense limitation which would have, according to the Adviser, the effect of reducing the Fund’s total net expense ratio by 10 basis points.
For the Funds whose expense arrangements the Trustees determined to be acceptable on the bases described above, the
Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to below in this paragraph and the next three paragraphs, each of those Funds was shown to have experienced three-year performance for the period ended June 30, 2022 (or the one-year period with respect to NVIT Columbia Overseas Value Fund, which did not have three years of qualifying performance due to a merger, and NVIT GS Emerging Markets Equity Insights Fund, which commenced operations in 2020, or the two-year period with respect to NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity
Insights Fund, NVIT GS Small Cap Equity Insights Fund, and NVIT J.P. Morgan U.S. Equity Fund, each of which commenced operations in 2019) at or above its peer group median, or below the median but within the top three comparative quintiles. With respect to NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap
Growth Fund, and NVIT J.P. Morgan US Technology Leaders Fund, the Trustees considered that the Funds had been organized in 2022 and did not yet have three years of performance.
With respect to NVIT AQR Large Cap Defensive Style Fund and NVIT Core Bond Fund, the Trustees noted that each Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for
NVIT AQR Large Cap Defensive Style Fund had improved to the first quintile of its peer group for the one-year period ended June
30, 2022, and the performance for the NVIT Core Bond Fund had improved to the second quintile for the one-year period. With respect to NVIT DoubleLine Total Return Tactical Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that the investment performance for the Fund had improved to the third quintile and above the median of its peer group for the one-year period ended June 30, 2022. With respect to NVIT J.P. Morgan
Mozaic
SM
Multi-Asset Fund, the Trustees considered that the Fund did not yet have three years of performance, and although the

International Funds - December 31, 2022 (Unaudited) - Supplemental Information - 83
Fund had experienced two-year performance in the fifth quintile of its peer group, the Fund had improved to the second quintile of its peer group for the one-year period ended June 30, 2022.
The Trustees noted that, in the case of a number of Funds that experienced unfavorable performance relative to their peers, NFA had replaced, or was in the process of replacing, the Funds’ subadvisers. With respect to NVIT BNY Mellon Sustainable U.S.
Equity Fund, NVIT Neuberger Berman Multi Cap Opportunities Fund and NVIT Short Term Bond Fund, the Trustees noted that each Fund had experienced three-year performance below median and in either the fifth and fourth quintile of its peer group and considered that the Adviser proposed and the Board approved a change in sub-adviser for each Fund at its December meeting, to be effective during the first quarter of 2023. With respect to NVIT Emerging Markets Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered that in September 2021, the Fund’s prior two subadvisers were replaced and the Fund had improved to the fourth quintile of its peer group for the one-year period ended June 30, 2022. With respect to NVIT NS Partners International Focused Growth Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its peer group and considered that as of July 2022, the Fund’s prior subadviser was replaced and that additional time was necessary to evaluate the Fund’s performance under the new Sub-
Adviser. In each case the Trustees considered the Adviser’s view that it would be appropriate to allow time to pass under the new sub-advisers before evaluating the Funds’ performance records following the changes.
With respect to NVIT Allspring Discovery Fund, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the Fund’s underperformance was substantially the result of the Fund’s growth-oriented investment style that was not in favor during the period and the impact of the rise in interest rates on the Fund’s holdings. The Adviser stated that it would continue to monitor the Fund’s performance closely.
The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the foregoing Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
The Trustees considered that certain Funds compared unfavorably with their peers on the basis of both their expenses and performance records. With respect to NVIT BlackRock Managed Global Allocation Fund, the Trustees noted that, although the
Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group, the Fund was shown to pay actual management fees at a level equal to its peer group median. The Trustees noted that the Fund had experienced three-
year performance below its peer group median in the fourth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including market conditions in certain recent periods, but that the overlay is performing as intended. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory
Agreement.
With respect to NVIT BlackRock Equity Dividend Fund, the Trustees noted that, although the Fund’s total expense ratio (including
12b-1/non-12b-1 fees) was in the fifth quintile of its peer group, due in substantial part to the level of 12b-1 and administrative services fees paid by the Fund compared to peers, the Fund was shown to pay actual management fees at a level lower than its peer group median. The Trustees noted the Adviser’s statement that, although the Fund had experienced three-year performance in the fourth quintile of its peer group, the Fund outperformed its benchmark for the three-year period ended June 30, 2022 and its longer-term performance record has been more favorable compared to peers. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Government Money Market Fund, the Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/
non-12b-1 fees) was also in the fifth quintile of its peer group. The Trustees considered that, although the Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of the Fund’s three-year investment performance, during a period of generally historically low short-term interest rates, shown to be within the third quintile of its peer group (equal to the median). The Trustees also considered the voluntary waivers put in place by Adviser to maintain the
Fund’s $1.00 net asset value for calendar year 2021 and the first half of 2022. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
With respect to NVIT Managed American Funds Growth & Income Fund, the Trustees considered that, although the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was higher than the Fund’s peer group median, due in substantial part to the rule
12b-1 and administrative services paid by the fund’s Class II shares, the Fund was shown to pay actual management fees at a

84 - Supplemental Information - December 31, 2022 (Unaudited) - International Funds
level below the median of the Fund’s peer group. They noted that the Fund had experienced three-year performance in the fifth quintile of its peer group and considered the Adviser’s statements that the volatility overlay that is part of the Fund’s investment strategy will have the effect of causing the Fund to underperform its peers under various market conditions including recent market conditions, but that the overlay is performing as intended. The Trustees also took into account Management’s statement that many investors make an active choice to invest in the Fund in light of the fact that it invests a majority of its portfolio in an underlying American Fund. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s
Advisory Agreement.
With respect to NVIT U.S. 130/30 Fund, the Trustees considered that the Fund did not have three years of performance and there were not enough peers available for a quintile ranking for performance. The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fourth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was also in the fourth quintile of its peer group. The Trustees considered that, although the
Fund pays relatively high total expenses, the Fund’s overall expense arrangements appeared acceptable, particularly in light of favorable performance relative to the Fund’s peers for the period since its inception in October 2019.The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.
The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT
Blackrock Managed Global Allocation Fund, NVIT iShares
®
Fixed Income ETF Fund, NVIT iShares
®
Global Equity ETF Fund, NVIT
J.P. Morgan Mozaic
SM
Multi-Asset Fund, and NVIT J.P. Morgan U.S. Equity Fund, is subject to contractual advisory fee breakpoints.
The Trustees determined to continue to monitor the fees paid by the Funds without breakpoints to determine whether breakpoints might in the future become appropriate, as its assets grow. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.
Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2022.
Replacement of Allianz Global Investors U.S. LLC by NS Partners Ltd
for NVIT NS Partners International Focused Growth Fund (formerly known as the NVIT AllianzGI International Growth Fund)
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the July 13, 2022 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the NVIT NS Partners International Focused Growth Fund (formerly known as the NVIT AllianzGI
International Growth Fund) (the “Fund”), the appointment of NS Partners Ltd (“NS Partners”) as sub-adviser to the Fund pursuant to an amended sub-advisory agreement (the “Sub-advisory Agreement”). NS Partners replaced Allianz Global Investors U.S. LLC
(“AllianzGI”), the previous sub-adviser to the Fund. The Board was provided with detailed materials relating to NS Partners in advance of the meeting.
In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by NS Partners under the Sub-advisory Agreement, including information relating to NS Partners’s investment strategy and process for the Fund. The Board also considered the experience of the investment personnel of NS
Partners who would be managing the Fund. The Board considered information concerning the past performance record of the
Fund’s proposed NS Partners portfolio management team in managing the investment strategy it intended to use in managing the
Fund’s assets. The Board considered differences between the investment strategy followed by AllianzGI in managing the Fund and the strategy proposed to be followed by NS Partners, in light of the relative performance records of the strategies, changes in investor preferences over time, and the investing platforms through which the Fund is offered.
The Board considered the sub-advisory fee rate that NFA would pay to NS Partners with respect to the Fund. The Board considered that the sub-advisory fee rate that NFA would pay to NS Partners with respect to the Fund would not change based on the existing assets of the Fund, although it would lower the asset threshold at which a fee breakpoint would become effective. The Board considered that NFA agreed that it would change the breakpoint in its contractual advisory fee schedule to align with the change

International Funds - December 31, 2022 (Unaudited) - Supplemental Information - 85
to the sub-advisory fee schedule so that any savings to NFA as a result of the new sub-advisory fee arrangement would result in a comparable decrease in fees paid to NFA.
The Board also considered that the non-compensatory terms of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other series of the Nationwide
Variable Insurance Trust.
No information was presented to the Board regarding NS Partners’s expected profitability as a result of the Sub-advisory Agreement or the expected profitability of the Fund with respect to NFA following implementation of the new sub-advisory agreement.
Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the
Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period commencing from the execution of the Sub-advisory Agreement.
Other Federal Tax Information
For the year ended December 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2022, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2022, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Overseas Value – %
Emerging Markets 0.19
International Equity –
International Focused Growth –
Fund Amount
Overseas Value $ –
Emerging Markets –
International Equity 8,687,102
International Focused Growth 8,010,634
Fund Amount Per Share
Overseas Value $ 7,422,065 $ 0.3146
Emerging Markets 6,717,795 0.1426
International Equity 3,089,631 0.3435
International Focused Growth 1,648,260 0.0507
Fund Amount Per Share
Overseas Value $ 426,200 $ 0.0181
Emerging Markets 1,937,982 0.0411
International Equity 298,215 0.0332
International Focused Growth 419,206 0.0129

International Funds - December 31, 2022 - Management Information - 87
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

88 - Management Information - December 31, 2022 - International Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

International Funds - December 31, 2022 - Management Information - 89
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

90 - Market Index Definitions - December 31, 2022 - International Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

International Funds - December 31, 2022 - Market Index Definitions - 91
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

92 - Market Index Definitions - December 31, 2022 - International Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

International Funds - December 31, 2022 - Market Index Definitions - 93
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

94 - Market Index Definitions - December 31, 2022 - International Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
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NAR-INT (2-23)

Annual Report
December 31, 2022
Nationwide Variable Insurance Trust
American Funds
NVIT American Funds Asset Allocation Fund
NVIT American Funds Bond Fund
NVIT American Funds Global Growth Fund
NVIT American Funds Growth Fund
NVIT American Funds Growth-Income Fund

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group (NFG) comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.
Variable products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,
Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation, member FINRA. Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Commentaries 4
Shareholder Expense Example 24
Statements of Assets and Liabilities 26
Statements of Operations 30
Statements of Changes in Net Assets 32
Financial Highlights 36
Notes to Financial Statements 41
Report of Independent Registered Public Accounting Firm 48
Supplemental Information 49
Management Information 51
Market Index Definitions 54

Nationwide Variable Insurance Trust - December 31, 2022 - 1
Message to Investors
Dear Investor,
The clash between the Federal Reserve and inflation during the annual reporting period that ended December 31, 2022, ushered in unrelenting volatility for both equity and bond markets.
Market volatility was a microcosm of a more significant trend roiling the economy and markets:
the transition from Quantitative Easing (QE)
1
to Quantitative Tightening (QT)
2
. While 2022 saw
the fastest pace of policy tightening since the 1980s, toward the end of the reporting period, inflation began to show signs it could be moderating, and the Federal Reserve started to downshift the pace of its rate hiking cycle to 0.50%, from four 0.75% sequential rate hikes.
Nevertheless, equity markets have shown resilience despite excessive investor pessimism and higher real interest rates during the annual reporting period.
The interplay between central bank intervention and inflation during the annual reporting period has caused economic activity to be moderate, with growth rates of -1.6%, -0.6%, and 3.2% in the three reported calendar quarters of the reporting period, respectively (1Q22-3Q22), with real gross domestic product (GDP) growth of approximately 3.9% likely in the fourth quarter of the annual reporting period, according to the Atlanta Fed GDPNow. While the annual reporting period was full of macroeconomic headwinds, plenty of nuances occurred too. Briefly, the U.S.
consumer’s resiliency and a historically strong labor market acted as a ballast for the U.S.
economy.
2022 ushered in a new regime of higher macro and market volatility. Weaker growth, less market liquidity, and restrictive interest rates will likely continue to pressure economic growth.
The reporting period was characterized by intense equity market volatility. Uncertainty surrounding the trajectory of inflation and monetary policy led interest rates to rise, undermining loft equity market valuations and exemplifying another key theme for the annual reporting period:
multiple compression driven by rising real rates. To illustrate, the forward-price-to-earnings (P/E)
ratio at the start of the reporting period was 21.4x, and by the end of the reporting period, 16.6x.
Another key theme for the reporting period was corporate earnings showing resilience amid rising rates and entrenched inflation. At the beginning of the reporting period, S&P 500
®
Index
(S&P 500) bottom-up earnings per share (EPS) estimates were $224. By the end of the reporting period, estimates declined to only $220, proving more resilient in the face of heightened market volatility. For the reporting period, most of the year-over-year earnings growth occurred in the year's first half. The S&P 500 saw earnings growth of 9.4% and 5.8% in the first and second quarters of 2022, respectively. However, there was a decline in earnings growth in the latter half of the year, with a reported 2.5% growth in the third quarter and a projected decrease of 6.5%
in earnings for the fourth quarter of 2022. Thus, the decline in the bottom-up EPS estimate recorded during the fourth quarter was larger than the 5-, 10-, 15-, and 20-year average, per
FactSet. For the full reporting period, the S&P 500 finished with a return of -18.1%, and the
Bloomberg
®
U.S. Aggregate Bond Index finished the reporting period with a 13.0% loss.

2 - December 31, 2022 - Nationwide Variable Insurance Trust
International markets experienced high levels of volatility as economic optimism quickly gave way to geopolitical risks and a more hawkish European Central Bank (ECB), with the MSCI
EAFE
®
Index finishing the period with a loss of 14.5%. The MSCI
®
Emerging Markets Index
was notably weak on continued stress over the China lockdowns, falling -20.1%. The negative returns during the reporting period were primarily driven by multiple contractions and a strong
U.S. dollar as a headwind. Further, the dismal performance resulted from energy shocks, geopolitical strife, global central bank tightening, and earnings downgrades as economic growth moderated during the reporting period.
With inflation seemingly likely to have peaked, investors will turn their attention to the
Federal Reserve once more to understand how long interest rates will stay “restrictive.”
Investors have faced unprecedented market challenges during the reporting period: decades-
high inflation, recessionary fears, a global pandemic, a war in Ukraine, and the transition from
QE to QT. One notable change from the prior year, which saw intemperate investor exuberance, was the highly negative investor sentiment displayed by investors throughout 2022. To illustrate,
AAII’s weekly investor sentiment reading has had more bears than bulls for a record forty consecutive weeks in 2022, primarily driven by geopolitical uncertainty, entrenched inflation, and hawkish central banks. Most equity indexes saw losses, with value outperforming growth and large-caps and small-caps performing roughly in line with each other. The leading sectors for the reporting period included Energy, Utilities, and Consumer Staples, while the Communication
Services, Consumer Discretionary, and Information Technology sectors lagged.
Another central theme during the reporting period was fixed-income’s negative performance.
Several macroeconomic trends contributed to the underperformance of fixed income, such as aggressive monetary policy, diminished investor appetite for bonds during a historically aggressive interest rate hiking cycle, and high inflation levels. Further, stock-bond diversification also suffered during the year, with the S&P 500 and Bloomberg
®
U.S. Aggregate Bond Index
producing negative returns during the reporting period.
As investors grappled with moderating economic data, several yield curves continued to invert during the reporting period. Notably, the spread on the 2- and 10-year Treasury yield inverted to minus 84 basis points during the reporting period, its most inverted level since 1981. Likewise, the near-term forward spread, a key indicator used by Federal Reserve Chairman Jerome
Powell, also inverted toward the end of the reporting period, fueling fears of a looming economic recession. Lastly, and often overlooked by market participants, is the Federal Reserve’s QT.
Toward the end of the reporting period, the Federal Reserve’s balance sheet reached its lowest level since November 2021, down approximately $400 billion from its peak in April 2022. Many market participants have noted that the Fed’s QT might be distorting the reliability of inverting yield curves to predict a recession; however, this relationship is highly nuanced and likely difficult to quantify.
As the Federal Reserve concludes its rate hiking cycle, likely in the first half of 2023, interest rate volatility should reduce. Further, according to the latest Consumer Price Index report, investors might find comfort that inflation has likely peaked. Moreover, the health of the labor market, resilient consumer spending, and solid corporate balance sheets might blunt the recessionary headwinds. However, with diminishing market liquidity and the Federal Reserve continually calibrating the peak fed funds rate, investors must remain vigilant and informed and avoid the temptation to time the stock market.

Nationwide Variable Insurance Trust - December 31, 2022 - 3
Despite the cloudy outlook on the horizon, investors should always remember that a disciplined and patient investment strategy can serve as a port of safety during uncertain times. As such,
Nationwide Funds encourages you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. We implore investors to seek investments based on prudent asset allocation strategies and to maintain a long-term perspective. Thank you for your continued support and confidence.
Sincerely,
Lee T. Cummings, President
Nationwide Variable Insurance Trust
1
Quantitative Easing (QE) involves a central bank buying assets in the open market. This usually involves government bonds, the safest asset in the fixed income area
2
Quantitative Tightening (QT) is a contractionary monetary policy tool used by central banks to reduce the level of money supply, liquidity and general level of economic activity in an economy
The following chart provides returns for various market segments for the annual reporting period ended December 31, 2022:
Index
Annual Total Return
(as of December 31, 2022)
Bloomberg
®
Emerging Markets USD Aggregate Bond -15.26%
Bloomberg
®
Municipal Bond -8.53%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond -3.69%
Bloomberg
®
U.S. 10-20 Year Treasury Bond -25.17%
Bloomberg
®
U.S. Aggregate Bond -13.01%
Bloomberg
®
U.S. Corporate High Yield -11.19%
MSCI EAFE
®
-14.45%
MSCI
®
Emerging Markets -20.09%
MSCI
®
World ex USA -16.00%
Russell 1000
®
Growth -29.14%
Russell 1000
®
Value -7.54%
Russell 2000
®
-20.44%
S&P 500
®
-18.11%
Source: Morningstar

4 - Fund Commentary - December 31, 2022 - NVIT American Funds Asset Allocation Fund
For the annual period ended December 31, 2022, the NVIT American Funds Asset Allocation Fund Class II returned -13.74%
versus -18.11% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer category, Allocation--50% to 70% Equity (consisted of 367 investments as of December 31, 2022), was -15.51% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund Performance section.
Below is the 2022 annual report commentary from the American Funds Insurance Series
®
Asset Allocation Fund (Asset Allocation
Fund), which is the sole investment of the NVIT American Funds Asset Allocation Fund. The Asset Allocation Fund’s performance return shown below, and the NVIT American Funds Asset Allocation Fund’s performance return given above are different because different expense ratios apply to the Asset Allocation Fund versus the NVIT American Funds Asset Allocation Fund.
Asset Allocation Fund, which is a mix of stocks and bonds, fell 13.19% for the 12 months ended December 31, 2022. During the same period, the Index blend of 60%/40% S&P 500
®
Index/Bloomberg U.S. Aggregate Bond Index
®1
declined 15.79%. S&P 500
®
Index
2
(S&P 500), a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, was down 18.11%, while the Bloomberg U.S. Aggregate Bond Index
3
, which represents the U.S. investment-grade (rated BBB/Baa
and above) fixed-rate bond market, fell by 13.01%.
U.S. equities had their worst year since 2008, as persistently high inflation and aggressive rate hikes stoked recession fears. The
S&P 500
®
entered its first bear market since 2020. Energy was the top S&P 500
®
sector for the second straight year, climbing
66%. Crude oil prices spiked in March after Russia’s invasion of Ukraine upended global oil flows. Growth stocks had the sharpest declines, including several tech giants that had been market leaders over the last decade. Despite consecutive quarters of negative gross domestic product growth in the first half, a strong labor market helped inflation to persist.
U.S. fixed income markets fell across the board. The Federal Reserve raised the Federal funds rate by 425 basis points from near zero to counter the highest inflation since the 1980s. U.S. Treasury yields rose across the curve and ended the year inverted as shorter dated bonds sold off sharply.
In the equity portfolio, investment selection within the consumer discretionary sector was the top contributor to relative returns on a sector basis. Results were buoyed by an off-benchmark holding in food services company Aramark and a higher-than-index position in Philip Morris, which saw returns that significantly outpaced the market overall. On the downside, stock selections within the energy and financials sectors weighed on relative returns. Within energy, Exxon Mobil – which the Fund did not hold – weighed on relative results as its stock outpaced the broader market. A higher-than-benchmark holding in Charter Communications was among the top individual detractors, as returns lagged the broader market.
The Fund’s fixed income investments were additive to relative returns overall. Duration positioning within Treasuries and mortgage-
backed securities (MBS) contributed positively to results. Sector and security selections detracted. An out-of-benchmark position within U.S. Treasury Inflation-Protected Securities (TIPS) also weighed on returns.
In the wake of market selloffs and rotations like the one seen in 2022, opportunities often abound for the long-term investor. Fund managers note that many sound companies with outstanding long-term prospects are trading at attractive valuations because the market is focused on the short term. Managers are focused on differentiating between companies whose fundamental outlook has changed versus those facing more transient issues, and where valuations are attractive. In addition, their portfolios are balanced across a broad array of cyclical and market exposures.
Investment Adviser to the Master Fund:
Capital Research and Management Company
SM
Portfolio Managers:
Alan N. Berro; Jeffrey T. Lager; David A. Daigle; John R. Queen; Peter Eliot; and Jin Lee
1
Data sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. 60%/40% S&P 500 Index/Bloomberg U.S.
Aggregate Bond Index blends the S&P 500 with the Bloomberg U.S. Aggregate Bond Index by weighting their total returns at 60%
and 40%, respectively. Its result assumes the blend is rebalanced monthly.
2
Source: S&P Dow Jones Indices LLC.
3
Source: Bloomberg Index Services Ltd.

NVIT American Funds Asset Allocation Fund - December 31, 2022 - Fund Commentary - 5
Asset Allocation Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to nationwide.com.
The NVIT American Funds Asset Allocation Fund (the “Fund”) is considered a “feeder” fund because it invests all its assets in the
Class 1 shares of the master fund, the Asset Allocation Fund (the “Master Asset Allocation Fund”), a series of American Funds
Insurance Series
®
, a registered open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds also may invest in the Master Asset Allocation Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Asset Allocation Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Asset Allocation Fund borne by the remaining feeder fund shareholders, including the Fund.
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The
Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund may invest in more-aggressive investments such as derivatives (many of which create investment leverage and are highly volatile). The Fund is subject to securities lending risk (a borrower may fail to return loaned securities in a timely manner or not at all, causing a decline in investment value). The Fund is subject to cash position risk (the Fund may miss investment opportunities). Please refer to the most recent prospectus for a more-
detailed explanation of the Fund’s principal risks.
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licensed for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review, or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6 - Fund Commentary - December 31, 2022 - NVIT American Funds Asset Allocation Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (13.74)% 4.93% 7.69% 4/28/2006
S&P 500
®
Index (18.11)% 9.42% 12.56%
Bloomberg
®
U.S.
Aggregate Bond Index (13.01)% 0.02% 1.06%
Blended Index
2
(15.91)% 6.07% 8.14%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.09% 0.94%
^
Current effective prospectus dated May 2, 2022. The table reflects the aggregate expenses of both the Master Fund and the Fund.
The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.
2
The Blended Index comprises 60% S&P 500
®
Index and 40% Bloomberg
®
U.S. Aggregate Bond Index.

NVIT American Funds Asset Allocation Fund - December 31, 2022 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT American Funds Asset Allocation Fund versus performance of the S&P 500
®
Index, the Bloomberg
®
U.S. Aggregate Bond Index and the Blended Index* over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
* The Fund’s Blended Index comprises 60% S&P 500
®
Index and 40% Bloomberg
®
U.S. Aggregate Bond Index.

8 - Fund Commentary - December 31, 2022 - NVIT American Funds Bond Fund
For the annual period ended December 31, 2022, the NVIT American Funds Bond Fund Class II returned -12.80% versus
-13.01% for its benchmark, the Bloomberg
®
US Aggregate Bond Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Intermediate Core Bond (consisted of 114 investments as of December 31, 2022), was -13.36% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
Below is the 2022 annual report commentary from American Funds Insurance Series
®
Bond Fund (Bond Fund), which is the sole
investment of the NVIT American Funds Bond Fund). The Bond Fund’s performance return shown below, and the NVIT American
Funds Bond Fund’s performance return given above are different because different expense ratios apply to the Bond Fund versus the NVIT American Funds Bond Fund.
The Bond Fund of America declined 12.26 % for the 12 months ended December 31, 2022. The Fund’s benchmark, Bloomberg
U.S. Aggregate Bond Index
1
, which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, was down 13.01%.
U.S. fixed income markets fell across the board. The U.S. Federal Reserve (Fed) raised the Federal funds rate by 425 basis points
(bps) from near zero to counter the highest inflation since the 1980s. U.S. Treasury yields rose across the curve, which ended the year inverted, as shorter dated bonds sold off sharply. The 10-year Treasury yield soared 237 bps to 3.88%. The Bloomberg
U.S. Corporate Investment Grade Index
®2
returned –15.76%, and spreads widened by 38 bps. Elsewhere, the Bloomberg U.S.
Corporate High Yield 2% Issuer Capped Index
®3
returned –11.18%, while the Bloomberg Municipal Bond Index
®4
returned –8.53%.
Over the period, the largest contributions to relative results came from duration positioning and agency mortgage-backed securities
(MBS). The Fund’s lower-than-benchmark duration helped reduce interest rate sensitivity as rates moved higher and bond prices fell over the period. A lower position in MBS also helped, relative to the benchmark, as spreads widened materially. On the downside, yield curve positioning and a modest position in emerging markets and high-yield bonds detracted from results.
The market and economic environments in 2023 look very different than last year. Inflation appears to have peaked and is on the decline, the Fed has guided to a peak Federal funds rate of around 5% to be reached in the first half of 2023, and the market is preparing for an economic slowdown or recession. In response, yields have moved higher and spreads on risky assets have moved wider, making valuations more attractive for fixed income investors.
The Fund’s managers have a conservative outlook on the economy and believe that while valuations are more attractive, they do not fully compensate investors for the risk of a deeper economic downturn in the coming year. Managers have added duration, corporate bonds, and structured products, like agency mortgage-backed securities to effectively eliminate lower-than-benchmark positions but have not moved significantly higher than the benchmark. Interest rate positioning is concentrated in intermediate securities around five-year maturities, which managers believe will benefit the portfolio if inflation and the economy continue to slow and the Fed ends the rate-hike cycle in the first half of 2023.
As the year progresses and managers gain more confidence on either the direction of the economy or valuations, they expect to take more meaningful positions relative to the benchmark. As always, research-driven security selection is expected to be an important driver of future investment results.
Investment Adviser to the Master Fund:
Capital Research and Management Company
SM
Portfolio Managers:
Pramod Atluri; David A. Hoag; David J. Betanzos; and Fergus N. MacDonald
1
Source: Bloomberg Index Services Ltd.
2
Source: Bloomberg Index Services Ltd. Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment-
grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.
3
Source: Bloomberg Index Services Ltd. Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%.

NVIT American Funds Bond Fund - December 31, 2022 - Fund Commentary - 9
4
Source: Bloomberg Index Services Ltd. Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market.
Bond Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to
nationwide.com.
The NVIT American Funds Bond Fund (the “Fund”) is considered a “feeder” fund because it invests all of its assets in the Class 1 shares of the master fund, the Bond Fund (the “Master Bond Fund”), a series of American Funds Insurance Series
®
, a registered
open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds also may invest in the Master Bond Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Bond
Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Bond
Fund borne by the remaining feeder fund shareholders, including the Fund.
The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile). These risks include default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds. Increased volatility may reduce the market value of high-yield bonds.
They are also subject to the claims-paying ability of the issuing company. The Fund may invest in more-aggressive investments such as derivatives (many of which create investment leverage and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Bloomberg
®
and its indexes are service marks of Bloomberg Finance L.P. and its affiliates including Bloomberg Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg is not affiliated with Nationwide, and Bloomberg does not approve, endorse, review or recommend this product. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10 - Fund Commentary - December 31, 2022 - NVIT American Funds Bond Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (12.80)% 0.38% 0.98% 4/28/2006
Bloomberg
®
U.S.
Aggregate Bond Index (13.01)% 0.02% 1.06%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.18% 0.84%
^
Current effective prospectus dated May 2, 2022. The table reflects the aggregate expenses of both the Master Fund and the Fund.
The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT American Funds Bond Fund - December 31, 2022 - Fund Commentary - 11
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT American Funds Bond Fund versus performance of the Bloomberg
®
U.S. Aggregate Bond Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - December 31, 2022 - NVIT American Funds Global Growth Fund
For the annual period ended December 31, 2022, the NVIT American Funds Global Growth Fund Class II returned -25.05%
versus -18.36% for its benchmark, the MSCI
®
All Country World Index. For broader comparison, the return for the Fund's closest
Morningstar
®
peer category, Global Large-Stock Growth (consisting of 38 investments as of December 31, 2022), was -25.41% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total
Return chart in this report's Fund Performance section.
Below is the 2022 annual report commentary from American Funds Insurance Series
®
Global Growth Fund (Global Growth Fund),
which is the sole investment of the American Funds NVIT Global Growth Fund. The Global Growth Fund’s performance return shown below, and the American Funds NVIT Global Growth Fund’s performance return given above are different because different expense ratios apply to the Global Growth Fund versus the American Funds NVIT Global Growth Fund.
The Global Growth Fund declined 24.54% for the 12 months ended December 31, 2022, compared with a decrease of 18.36%
in its benchmark Index, MSCI
®
ACWI (All Country World Index)
1
, a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisted of more than 40 developed and emerging market country indexes.
Global stocks fell sharply, pressured by rising interest rates, slowing economic growth and inflationary pressures not seen since the 1980s. The war in Ukraine also weighed on investors throughout the year. Several key benchmark indexes fell into bear market territory at times and all, but one sector declined in the MSCI
®
ACWI. Within that index, Communication Services, Consumer
Discretionary and Information Technology stocks suffered the biggest losses. Meanwhile, energy stocks surged amid higher oil and gas prices. Late in the year, signs that inflation may have peaked in the U.S., Europe and elsewhere sparked a rally that erased some of the losses.
Within the Fund, stock selection in the Consumer Discretionary sector was the top contributor to relative returns. A larger-than-
index position in health care firm Cigna was among the top individual contributors to the Fund, with returns that outpaced the broader market. On the downside, stock selections within the Information Technology sector weighed on results. Netherlands-
based payments firm Adyen was among the top individual detractors, with returns that lagged the broader market in a weak sector overall.
On a geographic basis, stocks of companies domiciled in Hong Kong and France were among the top contributors to results, while stocks of companies based in the United States and the Netherlands were among the top detractors.
The Fund’s portfolio managers are optimistic they will continue to find good companies globally that offer high-quality products and services, and whose values are not yet fully reflected in their share prices.
Investment Adviser to the Master Fund:
Capital Research and Management Company
SM
Portfolio Managers:
Patrice Collette; Paul Flynn; Jonathan Knowles; and Roz Hongsaranagon
1
Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions.
Global Growth Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to nationwide.com.
The NVIT American Funds Global Growth Fund (the “Fund”) is considered a “feeder” fund because it invests all of its assets in the Class 1 shares of the master fund, the Global Growth Fund (the “Master Global Growth Fund”), a series of American Funds
Insurance Series
®
, a registered open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds also may invest in the Master Global Growth Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Global Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Global Growth Fund borne by the remaining feeder fund shareholders, including the Fund.
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid

NVIT American Funds Global Growth Fund - December 31, 2022 - Fund Commentary - 13
3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur. ©
2023 MSCI Inc. All rights reserved.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

14 - Fund Commentary - December 31, 2022 - NVIT American Funds Global Growth Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (25.05)% 6.64% 9.71% 4/28/2006
MSCI ACWI
®
(18.36)% 5.23% 7.98%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.32% 1.06%
^
Current effective prospectus dated May 2, 2022. The table reflects the aggregate expenses of both the Master Fund and the Fund.
The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT American Funds Global Growth Fund - December 31, 2022 - Fund Commentary - 15
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distribution.
Comparative performance of $10,000 invested in Class II shares of the NVIT American Funds Global Growth Fund versus performance of the MSCI ACWI
®
over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - December 31, 2022 - NVIT American Funds Growth Fund
For the annual period ended December 31, 2022, the NVIT American Funds Growth Fund Class II returned -30.22% versus
-18.11% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer
category, Large Growth (consisting of 269 investments as of December 31, 2022), was -31.35% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
Below is the 2022 annual report commentary from the American Funds Insurance Series
®
Growth Fund (Growth Fund), which is
the sole investment of the NVIT American Funds Growth Fund. The Growth Fund’s performance return shown below, and the NVIT
American Funds Growth Fund’s performance return given above are different because different expense ratios apply to the Growth
Fund versus the NVIT American Funds Growth Fund.
The Growth Fund declined 29.75% for the 12 months ended December 31, 2022, compared with a decrease of 18.11% in its benchmark index, S&P 500
®
Index
1
(S&P 500), a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
U.S. equities had their worst year since 2008, as persistently high inflation and aggressive rate hikes stoked recession fears. The
S&P 500
®
entered its first bear market since 2020. Energy was the top S&P 500
®
sector for the second straight year, climbing
66%. Crude oil prices spiked in March after Russia’s invasion of Ukraine upended global oil flows. Growth stocks had the sharpest declines, including several tech giants that had been market leaders over the last decade. Despite consecutive quarters of negative gross domestic product growth in the first half, a strong labor market helped inflation to persist.
Regarding the Fund, stock selection within the Materials sector was the top contributor to relative returns. A position in energy industry firm, Halliburton buoyed results as its stock outpaced the broader industry. On the downside, investments within the
Communication Services sector weighed on results. A position in Tesla was the top individual detractor to returns.
The overall uncertain economic environment and challenges of inflation are very real concerns. The Fund’s managers believe it is well-positioned for the road ahead and continue to focus on capital appreciation and selecting companies best suited for this challenging economic environment. Portfolio managers remain confident their time-tested investment approach, based on thorough research and robust debate with an eye on valuation, can continue to deliver superior outcomes for investors over the long-term.
Investment Adviser to the Master Fund:
Capital Research and Management Company
SM
Portfolio Managers:
Paul R. Benjamin; Mark L. Casey; Anne-Marie Peterson; Andraz Razen; Alan J. Wilson; and Irfan M. Furniturewala
1
Source: S&P Dow Jones Indices LLC.
Growth Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to
nationwide.com.
The NVIT American Funds Growth Fund (the “Fund”) is considered a “feeder” fund because it invests all of its assets in the Class
1 shares of the master fund, the Growth Fund (the “Master Growth Fund”), a series of American Funds Insurance Series
®
, a
registered open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds also may invest in the Master Growth Fund. A larger feeder fund could have more voting power than the Fund over the operations of the
Master Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth Fund borne by the remaining feeder fund shareholders, including the Fund.
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

NVIT American Funds Growth Fund - December 31, 2022 - Fund Commentary - 17
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the
Content. S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC. All rights reserved.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

18 - Fund Commentary - December 31, 2022 - NVIT American Funds Growth Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (30.22)% 10.71% 13.20% 4/28/2006
S&P 500
®
Index (18.11)% 9.42% 12.56%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.14% 0.99%
^
Current effective prospectus dated May 2, 2022. The table reflects the aggregate expenses of both the Master Fund and the Fund.
The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT American Funds Growth Fund - December 31, 2022 - Fund Commentary - 19
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT American Funds Growth Fund versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

20 - Fund Commentary - December 31, 2022 - NVIT American Funds Growth-Income Fund
For the annual period ended December 31, 2022, the NVIT American Funds Growth-Income Fund Class II returned -16.82% versus
-18.11% for its benchmark, the S&P 500
®
Index. For broader comparison, the return for the Fund's closest Morningstar
®
peer
category, Large Blend (consisting of 308 investments as of December 31, 2022), was -18.34% for the same period. Performance for the Fund's other share classes versus the benchmark is included in the Average Annual Total Return chart in this report's Fund
Performance section.
Below is the 2022 annual report commentary from the American Funds Insurance Series
®
Growth-Income Fund (Growth-Income
Fund), which is the sole investment of the American Funds NVIT Growth-Income Fund. The Growth-Income Fund’s performance return shown below, and the American Funds NVIT Growth-Income Fund’s performance return given above are different because different expense ratios apply to the Growth-Income Fund versus the American Funds NVIT Growth-Income Fund.
The Growth-Income Fund fell 16.28% for the 12 months ended December 31, 2022, compared with a decline of 18.11% in its benchmark index, S&P 500
®
Index
1
(S&P 500), a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
U.S. equities had their worst year since 2008, as persistently high inflation and aggressive rate hikes stoked recession fears. The
S&P 500
®
entered its first bear market since 2020. Energy was the top S&P 500
®
sector for the second straight year, climbing
66%. Crude oil prices spiked in March after Russia’s invasion of Ukraine upended global oil flows. Growth stocks had the sharpest declines, including several tech giants that had been market leaders over the last decade. Despite consecutive quarters of negative gross domestic product growth in the first half, a strong labor market helped inflation to persist.
Regarding the Fund, investments within the Information Technology and Industrials sectors were top contributors to the Fund’s relative returns. An out-of-benchmark position in energy company Canadian Natural Resources was a top individual contributor, as the stock outpaced the market overall. On the downside, security selections within the Communications and Financials sectors dragged down portfolio returns. Netflix was the fund’s top individual detractor, owing to a larger-than-benchmark position and returns that lagged the market overall.
Looking ahead, uncertainty in the macroeconomic outlook and in the trajectory of inflation and interest rates will likely continue.
Stock valuations have started to come down to reflect investor concerns, although corporate earnings outlooks may not have bottomed. The Fund’s portfolio managers will take advantage of volatility to build positions in companies and stocks in which they see long-term value. The current environment should provide opportunities for finding investments with attractive risk-adjusted return potential.
Investment Adviser to the Master Fund:
Capital Research and Management Company
SM
Portfolio Managers:
Charles E. Ellwein; Donald D. O’Neal; J. Blair Frank; William L. Robbins; Keiko McKibben; and Carlos A. Schonfeld
1
Source: S&P Dow Jones Indices LLC.
Growth-Income Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to nationwide.com.
The NVIT American Funds NVIT Growth-Income Fund (the “Fund”) is considered a “feeder” fund because it invests all its assets in the Class 1 shares of the master fund, the Growth-Income Fund (the “Master Growth-Income Fund”), a series of American Funds
Insurance Series
®
, a registered open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds also may invest in the Master Growth-Income Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Growth-Income Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth-Income Fund borne by the remaining feeder fund shareholders, including the Fund.
The Fund is subject to the risks of investing in equity securities (including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Growth funds may underperform other funds that use

NVIT American Funds Growth-Income Fund - December 31, 2022 - Fund Commentary - 21
different investing styles. The Fund also is subject to dividend risk. Income provided by the Fund could be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the Master Growth-Income Fund invests.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees or agents do not guarantee the accuracy, completeness, timeliness or availability of the Content.
S&P Parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the Content, or for the security or maintenance of any data input by the user. The Content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC. All rights reserved.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

22 - Fund Commentary - December 31, 2022 - NVIT American Funds Growth-Income Fund
Average Annual Total Return
1
(For periods ended December 31, 2022)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class II (16.82)% 7.41% 11.11% 4/27/2007
S&P 500
®
Index (18.11)% 9.42% 12.56%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class II 1.08% 0.93%
^
Current effective prospectus dated May 2, 2022. The table reflects the aggregate expenses of both the Master Fund and the Fund.
The difference between gross and net operating expenses reflects contractual waivers in place through May 1, 2023. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

NVIT American Funds Growth-Income Fund - December 31, 2022 - Fund Commentary - 23
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class II shares of the NVIT American Funds Growth-Income Fund versus performance of the S&P 500
®
Index over the 10-year period ended 12/31/22. Unlike the Fund, the performance of the index does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

24 - Shareholder Expense Example - December 31, 2022 - American Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2022) and continued to hold your shares at the end of the reporting period (December 31, 2022).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July
1, 2022 through December 31, 2022. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2022 through December 31, 2022. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
(a)
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a) (b)
NVIT American Funds Asset Allocation Fund
Class II Shares
Actual
(c)
1,000.00 1,027.40 3.27 0.64
Hypothetical
(c)(d)
1,000.00 1,021.98 3.26 0.64
NVIT American Funds Bond Fund
Class II Shares
Actual
(c)
1,000.00 972.10 3.18 0.64
Hypothetical
(c)(d)
1,000.00 1,021.98 3.26 0.64
NVIT American Funds Global Growth Fund
Class II Shares
Actual
(c)
1,000.00 1,042.00 3.35 0.65
Hypothetical
(c)(d)
1,000.00 1,021.93 3.31 0.65
NVIT American Funds Growth Fund
Class II Shares
Actual
(c)
1,000.00 997.40 3.22 0.64
Hypothetical
(c)(d)
1,000.00 1,021.98 3.26 0.64

American Funds - December 31, 2022 - Shareholder Expense Example - 25
Beginning Account
Value($) 7/1/22
Ending Account
Value($) 12/31/22
Expenses Paid
During Period ($)
7/1/22 - 12/31/22
(a)
Expense Ratio
During Period (%)
7/1/22 - 12/31/22
(a) (b)
NVIT American Funds Growth-Income Fund
Class II Shares
Actual
(c)
1,000.00 1,039.10 3.29 0.64
Hypothetical
(c)(d)
1,000.00 1,021.98 3.26 0.64
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund’s expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2022 through
December 31, 2022 multiplied by 184/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

26 - Statements of Assets and Liabilities - December 31, 2022 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
Assets:
Investment in Master Fund (Note 1) $ 6,259,377,201
Receivable for investments sold 2,285,276
Receivable for capital shares issued 187,611
Prepaid expenses 7,150
Total Assets 6,261,857,238
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 2,472,886
Accrued expenses and other payables:
Fund administration fees 128,918
Master feeder service provider fee 620,552
Distribution fees 1,349,389
Administrative servicing fees 1,283,576
Accounting and transfer agent fees 4,968
Trustee fees 48
Custodian fees 208,391
Compliance program costs (Note 3) 7,099
Professional fees 40,297
Printing fees 124,499
Other 59,843
Total Liabilities 6,300,466
Net Assets $ 6,255,556,772
Cost of investment in Master Fund 5,331,931,636
Represented by:
Capital $ 4,551,643,009
Total distributable earnings (loss) 1,703,913,763
Net Assets $ 6,255,556,772

American Funds - December 31, 2022 - Statements of Assets and Liabilities - 27
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 3,192,349,599 $ 462,259,408 $ 1,170,602,162 $ 3,659,170,851
1,142,973 185,355 — 1,347,877
7,895 13,163 2,423,196 15
3,963 607 1,913 4,354
3,193,504,430 462,458,533 1,173,027,271 3,660,523,097
— — 2,383,876 —
1,150,868 198,518 39,319 1,347,892
71,127 19,550 33,892 79,704
317,795 46,784 117,197 360,643
688,765 100,257 254,883 787,498
631,733 95,902 244,343 735,785
2,554 358 930 2,870
62 79 15 52
109,440 17,162 38,365 118,065
3,562 524 1,389 4,169
24,833 7,097 9,531 24,659
74,184 40,008 34,367 79,443
27,027 3,241 5,244 26,944
3,101,950 529,480 3,163,351 3,567,724
$ 3,190,402,480 $ 461,929,053 $ 1,169,863,920 $ 3,656,955,373
3,689,643,241 417,004,418 1,254,932,835 3,235,002,026
$ 3,649,153,573 $ 378,401,556 $ 1,116,234,741 $ 2,838,772,005
(458,751,093) 83,527,497 53,629,179 818,183,368
$ 3,190,402,480 $ 461,929,053 $ 1,169,863,920 $ 3,656,955,373

28 - Statements of Assets and Liabilities - December 31, 2022 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
Net Assets:
Class II Shares $ 6,255,556,772
Total $ 6,255,556,772
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 251,059,072
Total 251,059,072
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 24 .92

American Funds - December 31, 2022 - Statements of Assets and Liabilities - 29
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 3,190,402,480 $ 461,929,053 $ 1,169,863,920 $ 3,656,955,373
$ 3,190,402,480 $ 461,929,053 $ 1,169,863,920 $ 3,656,955,373
305,731,096 14,460,708 13,285,832 66,505,394
305,731,096 14,460,708 13,285,832 66,505,394
$ 10 .44 $ 31 .94 $ 88 .05 $ 54 .99

30 - Statements of Operations - For the Year Ended December 31, 2022 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
INVESTMENT INCOME:
Dividend income from Master Fund $ 140,862,632
Total Income 140,862,632
EXPENSES:
Fund administration fees 1,497,280
Master feeder service provider fees 16,756,653
Distribution fees Class II Shares 16,756,653
Administrative servicing fees Class II Shares 16,756,653
Professional fees 253,978
Printing fees 44,121
Trustee fees 238,897
Custodian fees 329,766
Accounting and transfer agent fees 20,432
Compliance program costs (Note 3) 27,700
Other 143,094
Total expenses before fees waived 52,825,227
Master feeder service provider fees waived (Note 3) (10,223,054)
Net Expenses 42,602,173
NET INVESTMENT INCOME/(LOSS) 98,260,459
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Master Fund 687,622,352
Net realized gains (losses) from:
Transactions in investment securities 2,849,055
Net realized gains (losses) 690,471,407
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (1,851,784,076)
Net change in unrealized appreciation/depreciation (1,851,784,076)
Net realized/unrealized gains (losses) (1,161,312,669)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (1,063,052,210)

American Funds - For the Year Ended December 31, 2022 - Statements of Operations - 31
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 108,284,542 $ 4,559,797 $ 7,698,334 $ 58,769,965
108,284,542 4,559,797 7,698,334 58,769,965
812,178 149,537 323,280 871,884
8,860,590 1,228,338 3,213,610 9,552,469
8,860,590 1,228,338 3,213,610 9,552,469
8,860,590 1,228,338 3,213,610 9,552,469
141,891 25,539 55,956 149,134
28,379 10,033 13,990 29,187
124,691 17,360 45,835 137,133
171,570 28,893 70,661 192,673
10,974 1,622 4,002 11,709
14,805 1,996 5,324 15,836
77,303 11,520 29,165 83,427
27,963,561 3,931,514 10,189,043 30,148,390
(5,406,296) (749,437) (1,960,527) (5,827,077)
22,557,265 3,182,077 8,228,516 24,321,313
85,727,277 1,377,720 (530,182) 34,448,652
41,580,899 54,496,927 178,745,712 366,215,321
(74,545,294) (12,010,493) (27,176,850) 16,306,567
(32,964,395) 42,486,434 151,568,862 382,521,888
(563,440,571) (201,420,941) (638,827,257) (1,158,603,774)
(563,440,571) (201,420,941) (638,827,257) (1,158,603,774)
(596,404,966) (158,934,507) (487,258,395) (776,081,886)
$ (510,677,689) $ (157,556,787) $ (487,788,577) $ (741,633,234)

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - December 31, 2022 - American Funds
NVIT American Funds Asset Allocation Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ 98,260,459 $ 86,361,088
Net realized gains (losses) 690,471,407 287,681,817
Net change in unrealized appreciation/depreciation (1,851,784,076) 661,237,060
Change in net assets resulting from operations (1,063,052,210) 1,035,279,965
Distributions to Shareholders From:
Distributable earnings:
Class II (254,203,286) (130,720,794)
Change in net assets from shareholder distributions (254,203,286) (130,720,794)
Change in net assets from capital transactions (298,821,340) (311,385,763)
Change in net assets (1,616,076,836) 593,173,408
Net Assets:
Beginning of year 7,871,633,608 7,278,460,200
End of year $ 6,255,556,772 $ 7,871,633,608
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 59,416,022 $ 178,619,054
Dividends reinvested 254,203,286 130,720,794
Cost of shares redeemed (612,440,648) (620,725,611)
Total Class II Shares (298,821,340) (311,385,763)
Change in net assets from capital transactions $ (298,821,340) $ (311,385,763)
SHARE TRANSACTIONS:
Class II Shares
Issued 2,302,997 6,076,707
Reinvested 10,358,732 4,449,312
Redeemed (23,144,853) (21,640,047)
Total Class II Shares (10,483,124) (11,114,028)
Total change in shares (10,483,124) (11,114,028)

American Funds - December 31, 2022 - Statements of Changes in Net Assets - 33
NVIT American Funds Bond Fund NVIT American Funds Global Growth Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 85,727,277 $ 40,481,615 $ 1,377,720 $ (293,182)
(32,964,395) 151,481,838 42,486,434 29,266,007
(563,440,571) (218,493,487) (201,420,941) 56,678,649
(510,677,689) (26,530,034) (157,556,787) 85,651,474
(69,762,469) (100,025,384) (29,287,659) (16,161,229)
(69,762,469) (100,025,384) (29,287,659) (16,161,229)
(213,477,770) 394,138,260 20,318,104 31,178,011
(793,917,928) 267,582,842 (166,526,342) 100,668,256
3,984,320,408 3,716,737,566 628,455,395 527,787,139
$ 3,190,402,480 $ 3,984,320,408 $ 461,929,053 $ 628,455,395
$ 136,080,108 $ 491,327,471 $ 34,626,398 $ 53,848,363
69,762,469 100,025,384 29,287,659 16,161,229
(419,320,347) (197,214,595) (43,595,953) (38,831,581)
(213,477,770) 394,138,260 20,318,104 31,178,011
$ (213,477,770) $ 394,138,260 $ 20,318,104 $ 31,178,011
11,519,463 39,440,082 967,454 1,237,164
6,593,806 8,138,762 940,214 347,778
(38,249,034) (15,902,077) (1,254,520) (889,438)
(20,135,765) 31,676,767 653,148 695,504
(20,135,765) 31,676,767 653,148 695,504

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - December 31, 2022 - American Funds
NVIT American Funds Growth Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
OPERATIONS:
Net investment income/(loss) $ (530,182) $ (1,814,277)
Net realized gains 151,568,862 163,509,003
Net change in unrealized appreciation/depreciation (638,827,257) 96,042,931
Change in net assets resulting from operations (487,788,577) 257,737,657
Distributions to Shareholders From:
Distributable earnings:
Class II (158,905,474) (23,244,814)
Change in net assets from shareholder distributions (158,905,474) (23,244,814)
Change in net assets from capital transactions 193,007,245 262,006,268
Change in net assets (453,686,806) 496,499,111
Net Assets:
Beginning of year 1,623,550,726 1,127,051,615
End of year $ 1,169,863,920 $ 1,623,550,726
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 139,314,631 $ 323,809,962
Dividends reinvested 158,905,474 23,244,814
Cost of shares redeemed (105,212,860) (85,048,508)
Total Class II Shares 193,007,245 262,006,268
Change in net assets from capital transactions $ 193,007,245 $ 262,006,268
SHARE TRANSACTIONS:
Class II Shares
Issued 1,279,112 2,398,277
Reinvested 1,687,611 166,011
Redeemed (915,543) (657,700)
Total Class II Shares 2,051,180 1,906,588
Total change in shares 2,051,180 1,906,588

American Funds - December 31, 2022 - Statements of Changes in Net Assets - 35
NVIT American Funds Growth-Income Fund
Year Ended
December 31, 2022
Year Ended
December 31, 2021
$ 34,448,652 $ 30,649,654
382,521,888 94,323,713
(1,158,603,774) 773,461,820
(741,633,234) 898,435,187
(93,869,175) (122,747,258)
(93,869,175) (122,747,258)
(26,143,937) (250,868,128)
(861,646,346) 524,819,801
4,518,601,719 3,993,781,918
$ 3,656,955,373 $ 4,518,601,719
$ 164,840,567 $ 92,246,406
93,869,175 122,747,258
(284,853,679) (465,861,792)
(26,143,937) (250,868,128)
$ (26,143,937) $ (250,868,128)
2,973,864 1,502,066
1,727,760 1,881,761
(4,799,848) (7,550,440)
(98,224) (4,166,613)
(98,224) (4,166,613)

36 - Financial Highlights - December 31, 2022 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Asset Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
12/31/2022 $ 30.10 $ 0.39 $ (4.54) $ (4.15) $ — $ (1.03) $ (1.03) $ 24.92 (13.74)% $ 6,255,557 0.64% 1.47% 0.79% 9.34%
12/31/2021 26.69 0.33 3.59 3.92 (0.33) (0.18) (0.51) 30.10 14.71% 7,871,634 0.63% 1.13% 0.79% 6.99%
12/31/2020 26.15 0.32 2.63 2.95 (0.39) (2.02) (2.41) 26.69 12.00% 7,278,460 0.64% 1.26% 0.79% 3.67%
12/31/2019 23.61 0.38 4.39 4.77 (0.43) (1.80) (2.23) 26.15 20.78% 6,976,824 0.64% 1.50% 0.79% 7.91%
12/31/2018 26.52 0.33 (1.52) (1.19) (0.32) (1.40) (1.72) 23.61 (4.98)% 6,163,400 0.64% 1.24% 0.79% 6.94%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - December 31, 2022 - Financial Highlights - 37
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
12/31/2022 $ 12.23 $ 0.27 $ (1.83) $ (1.56) $ — $ (0.23) $ (0.23) $ 10.44 (12.80)% $ 3,190,402 0.64% 2.42% 0.79% 7.85%
12/31/2021 12.63 0.13 (0.22) (0.09) (0.24) (0.07) (0.31) 12.23 (0.72)% 3,984,320 0.63% 1.02% 0.79% 5.44%
12/31/2020 11.81 0.21 0.88 1.09 (0.26) (0.01) (0.27) 12.63 9.21% 3,716,738 0.64% 1.69% 0.79% 13.80%
12/31/2019 11.07 0.26 0.74 1.00 (0.22) (0.04) (0.26) 11.81 8.98% 3,383,063 0.64% 2.23% 0.79% 7.14%
12/31/2018 11.50 0.23 (0.36) (0.13) (0.26) (0.04) (0.30) 11.07 (1.07)% 3,050,499 0.64% 2.08% 0.79% 2.99%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

38 - Financial Highlights - December 31, 2022 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Global Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
12/31/2022 $ 45.52 $ 0.10 $ (11.56) $ (11.46) $ — $ (2.12) $ (2.12) $ 31.94 (25.05)% $ 461,929 0.65% 0.28% 0.80% 8.48%
12/31/2021 40.25 (0.02) 6.49 6.47 — (1.20) (1.20) 45.52 16.00% 628,455 0.64% (0.05)% 0.79% 5.47%
12/31/2020 33.24 (0.02) 9.63 9.61 (0.23) (2.37) (2.60) 40.25 29.93% 527,787 0.65% (0.05)% 0.80% 6.83%
12/31/2019 27.13 0.22 8.93 9.15 (0.22) (2.82) (3.04) 33.24 34.78% 450,562 0.65% 0.72% 0.80% 9.43%
12/31/2018 31.70 0.08 (2.84) (2.76) (0.07) (1.74) (1.81) 27.13 (9.42)% 346,304 0.66% 0.27% 0.81% 8.19%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - December 31, 2022 - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
12/31/2022 $ 144.51 $ (0.04) $ (42.74) $ (42.78) $ — $ (13.68) $ (13.68) $ 88.05 (30.22)% $ 1,169,864 0.64% (0.04)% 0.79% 7.47%
12/31/2021 120.82 (0.18) 26.12 25.94 — (2.25) (2.25) 144.51 21.53% 1,623,551 0.63% (0.13)% 0.79% 4.95%
12/31/2020 87.57 (0.07) 43.42 43.35 (0.72) (9.38) (10.10) 120.82 51.49% 1,127,052 0.64% (0.07)% 0.79% 15.34%
12/31/2019 78.84 0.30 22.00 22.30 (0.32) (13.25) (13.57) 87.57 30.28% 750,682 0.65% 0.35% 0.80% 9.42%
12/31/2018 87.78 0.03 0.54 0.57 (0.29) (9.22) (9.51) 78.84 (0.66)% 601,482 0.65% 0.03% 0.80% 13.98%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

40 - Financial Highlights - December 31, 2022 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Growth-Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses
(Prior to
Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
12/31/2022 $ 67.84 $ 0.52 $ (11.95) $ (11.43) $ — $ (1.42) $ (1.42) $ 54.99 (16.82)% $ 3,656,955 0.64% 0.90% 0.79% 7.84%
12/31/2021 56.43 0.45 12.82 13.27 (0.68) (1.18) (1.86) 67.84 23.65% 4,518,602 0.63% 0.72% 0.79% 4.16%
12/31/2020 56.20 0.52 6.25 6.77 (0.91) (5.63) (6.54) 56.43 13.08% 3,993,782 0.64% 0.98% 0.79% 11.76%
12/31/2019 49.90 0.72 11.61 12.33 (0.76) (5.27) (6.03) 56.20 25.67% 3,727,052 0.64% 1.31% 0.79% 5.44%
12/31/2018 55.97 0.59 (1.25) (0.66) (0.60) (4.81) (5.41) 49.90 (2.18)% 2,905,591 0.64% 1.03% 0.79% 8.87%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - December 31, 2022 - Notes to Financial Statements - 41
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2022, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT American Funds Asset Allocation Fund ("American Funds Asset Allocation")
NVIT American Funds Bond Fund ("American Funds Bond")
NVIT American Funds Global Growth Fund ("American Funds Global Growth")
NVIT American Funds Growth Fund ("American Funds Growth")
NVIT American Funds Growth-Income Fund ("American Funds Growth-Income")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “feeder fund,” which means that each Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, each Fund invests all of its assets in Class 1 shares of another mutual fund, a series of the American Funds Insurance Series
®
, (each, a “Master Fund”; collectively, the “Master Funds”) which invests directly in individual securities, as listed below. Each Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the
Master Funds, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with each Fund’s financial statements. For accounting and financial reporting purposes, the Funds are treated as a fund-of-funds. The percentage of each Master Fund’s portfolio owned by each Fund as of December 31, 2022 was as follows:
The Funds currently offer Class II shares.
Each Master Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Fund Master Fund
% of Master
Fund
American Funds Asset Allocation American Asset Allocation Fund 25.22%
American Funds Bond American Funds The Bond Fund of America 31.21%
American Funds Global Growth American Global Growth Fund 6.66%
American Funds Growth American Growth Fund 3.79%
American Funds Growth-Income American Growth-Income Fund 11.09%

42 - Notes to Financial Statements - December 31, 2022 - American Funds
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of each Master Fund in which each Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. Each
Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time)
on each day the exchange is open for trading. Please refer to Note 3 of the Master Funds' Annual Report, which is included along with this report, for the Master Funds' security valuation policies.
As of December 31, 2022, 100% of the market value of each Fund was determined based on Level 1 inputs.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2022, the Funds did not have overdrawn balances.
(c) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statements of Operations. Capital gain distributions received from the Master Fund are recognized on the ex-dividend date and are recorded as such on the Statements of Operations.
(d) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2022 are primarily attributable to capital distributions from the
Master Fund and consent dividends. Temporary differences arise when certain items of income, gain, or loss are recognized in

American Funds - December 31, 2022 - Notes to Financial Statements - 43
different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2022 may primarily be attributable to outstanding wash sale loss deferrals and late year loss deferral. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2022 were as follows:
(e) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
As of December 31, 2022, the estimated maximum amounts each Fund may claim as consent dividends for 2022 are as follows:
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(f) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
3. Transactions with Affiliates
Under the terms of each Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC
(“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-
investment advisory master-feeder operational support services to the Funds. Under the terms of the Trust’s Master-Feeder
Services Agreement with NFM on behalf of the Funds, each Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees
Fund Capital
Total
Distributable
Earnings (Loss)
American Funds Asset Allocation $ 121,842,212 $ (121,842,212)
American Funds Bond 127,578,468 (127,578,468)
American Funds Global Growth 12,589 (12,589)
American Funds Growth 5,570,799 (5,570,799)
American Funds Growth-Income 30,649,297 (30,649,297)
Fund
Ordinary Distribution
Available for
Consent Dividend
American Funds Asset Allocation $ 154,574,132
American Funds Bond 96,013,875
American Funds Global Growth 2,668,294
American Funds Growth 18,652,197
American Funds Growth-Income 84,771,172

44 - Notes to Financial Statements - December 31, 2022 - American Funds
NFM receives for providing the Funds with non-investment advisory master-feeder operational support services according to the following schedule.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities) from exceeding the amounts listed in the following table until November 12, 2023.
NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing
Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2022, NFM earned an aggregate of $3,654,159 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2022, the Funds' aggregate portion of such costs amounted to $65,661.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of each Fund.
Fund Fee Schedule
Advisory Fee Waiver
(annual rate)
All Funds Up to $2.5 billion 0.1425%
$2.5 billion and up to $5 billion 0.1450%
$5 billion and up to $10 billion 0.1525%
$10 billion and up to $15 billion 0.1575%
$15 billion and up to $25 billion 0.1725%
$25 billion and more 0.1900%
Fund Classes
Amount
(annual rate)
American Funds Asset Allocation Class II 1.03%
American Funds Growth Class II 1.11%
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

American Funds - December 31, 2022 - Notes to Financial Statements - 45
For the year ended December 31, 2022, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2022, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the year ended December 31, 2022, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Funds may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2022, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2022, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Class II
American Funds Asset Allocation 0.25%
American Funds Bond 0.25
American Funds Global Growth 0.25
American Funds Growth 0.25
American Funds Growth-Income 0.25
Fund Amount
American Funds Asset Allocation $ 16,756,653
American Funds Bond 8,860,590
American Funds Global Growth 1,228,338
American Funds Growth 3,213,610
American Funds Growth-Income 9,552,469
Fund Purchases
*
Sales
American Funds Asset Allocation $ 862,790,861 $ 630,429,594
American Funds Bond 279,604,021 435,809,546
American Funds Global Growth 89,031,096 42,184,928
American Funds Growth 309,334,513 97,170,290
American Funds Growth-Income 582,538,853 302,120,572
* Purchases include reinvestments of income and realized gain distributions, as applicable.

46 - Notes to Financial Statements - December 31, 2022 - American Funds
6. Risks Associated with Investment in Master Fund
Each Fund concentrates its investment primarily in a single underlying fund. Therefore, each Fund has the same principal risks as the Master Fund in which it invests. Please refer to Note 4 of the Master Fund Annual Report, which is included along with this report, for each Master Fund’s principal risks of investments. The relative concentration in a Master Fund also may affect the direct performance of a Fund, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On July 27, 2017, the United Kingdom's Financial Conduct Authority announced its intention to cease sustaining LIBOR after
2021. U.S. Federal Reserve Bank's Alternative Reference Rates Committee (the "ARR committee") selected Secured Overnight
Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The ARR committee has noted the stability of the repurchase market on which the rate is based. New York Federal Reserve began publication of the rate in April 2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. On March 5, 2021, ICE Benchmark Administration stated that it will cease the publication of (i) the overnight and
1, 3, 6 and 12 months USD LIBOR settings immediately following the LIBOR publication on June 30, 2023 and (ii) all other LIBOR settings, including the 1 week and 2 months USD LIBOR settings, immediately following the LIBOR publication on December 31,
2021, with the majority of the USD LIBOR settings to end immediately after publication on June 30, 2023. Management is currently evaluating the implications of the change and its impact on financial statement disclosures and reporting requirements.
A Master Fund does not charge a Fund any sales charge for buying or selling shares. However, a Fund indirectly pay a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
9. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2022 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
American Funds Asset Allocation $ 5,739,057 $ 248,464,229 $ 254,203,286 $ – $ 254,203,286
American Funds Bond 1,462 69,761,007 69,762,469 – 69,762,469
American Funds Global Growth 8,802 29,278,857 29,287,659 – 29,287,659
American Funds Growth 1,882,552 157,022,922 158,905,474 – 158,905,474
American Funds Growth-Income 2,967,474 90,901,701 93,869,175 – 93,869,175
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

American Funds - December 31, 2022 - Notes to Financial Statements - 47
The tax character of distributions paid during the year ended December 31, 2021 was as follows:
As of December 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2022, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
As of December 31, 2022, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2022.
10. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
American Funds Asset Allocation $ 86,687,707 $ 44,033,087 $ 130,720,794 $ – $ 130,720,794
American Funds Bond 79,008,352 21,017,032 100,025,384 – 100,025,384
American Funds Global Growth 278,663 15,882,566 16,161,229 – 16,161,229
American Funds Growth 3,042,398 20,202,416 23,244,814 – 23,244,814
American Funds Growth-Income 45,001,451 77,745,807 122,747,258 – 122,747,258
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
American Funds Asset Allocation $ 154,576,595 $ 641,398,628 $ 795,975,223 $ – $ – $ 907,938,540 $ 1,703,913,763
American Funds Bond 96,013,872 – 96,013,872 – (20,297,505) (534,467,460) (458,751,093)
American Funds Global Growth 2,668,296 48,695,191 51,363,487 – – 32,164,010 83,527,497
American Funds Growth 18,852,829 159,362,434 178,215,263 – – (124,586,084) 53,629,179
American Funds Growth-Income 84,771,173 337,006,135 421,777,308 – – 396,406,060 818,183,368
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
American Funds Asset Allocation $ 5,351,438,661 $ 934,944,315 $ (27,005,775) $ 907,938,540
American Funds Bond 3,726,817,059 – (534,467,460) (534,467,460)
American Funds Global Growth 430,095,398 38,226,544 (6,062,534) 32,164,010
American Funds Growth 1,295,188,246 48,660,913 (173,246,997) (124,586,084)
American Funds Growth-Income 3,262,764,791 413,423,029 (17,016,969) 396,406,060
Fund Amount
American Funds Bond $ (20,297,505)

48 - Report of Independent Registered Public Accounting Firm - December 31, 2022 - American Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT American Funds Asset
Allocation Fund, NVIT American Funds Bond Fund, NVIT American Funds Global Growth Fund, NVIT American Funds
Growth Fund and NVIT American Funds Growth-Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of NVIT American Funds Asset Allocation Fund, NVIT
American Funds Bond Fund, NVIT American Funds Global Growth Fund, NVIT American Funds Growth Fund and NVIT American
Funds Growth-Income Fund (five of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 21, 2023
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

American Funds - December 31, 2022 (Unaudited) - Supplemental Information - 49
Other Federal Tax Information
For the year ended December 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
For the taxable year ended December 31, 2022, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
The Fund has derived net income from sources within foreign countries. As of December 31, 2022, the foreign source income for the Fund was as follows:
The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December
31, 2022, the foreign tax credit for the Fund was as follows:
Fund
Dividends Received
Deduction
American Funds Asset Allocation 48.77%
American Funds Bond 0.06
American Funds Global Growth 100.00
American Funds Growth 45.47
American Funds Growth-Income 68.38
Fund Amount
American Funds Asset Allocation $ 248,461,767
American Funds Bond 69,761,007
American Funds Global Growth 29,278,857
American Funds Growth 157,022,922
American Funds Growth-Income 90,901,701
Fund Amount Per Share
American Funds Asset Allocation $ – $ –
American Funds Bond – –
American Funds Global Growth 1,245,726 0.0861
American Funds Growth – –
American Funds Growth-Income – –
Fund Amount Per Share
American Funds Asset Allocation $ – $ –
American Funds Bond – –
American Funds Global Growth 491,787 0.0340
American Funds Growth – –
American Funds Growth-Income – –

American Funds - December 31, 2022 - Management Information - 51
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 69 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry

52 - Management Information - December 31, 2022 - American Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 134
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 134
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 134
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 134
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

American Funds - December 31, 2022 - Management Information - 53
2
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the aforementioned requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 President, Chief Executive Officer and Principal Executive Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the Trust’s Treasurer and Principal Financial Officer.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

54 - Market Index Definitions - December 31, 2022 - American Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-
securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of US Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

American Funds - December 31, 2022 - Market Index Definitions - 55
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

56 - Market Index Definitions - December 31, 2022 - American Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the info rmation on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the UK around the world, excluding the US and
Canada.

American Funds - December 31, 2022 - Market Index Definitions - 57
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This Index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

58 - Market Index Definitions - December 31, 2022 - American Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-AMF (2-23)

American Funds

Insurance Series®

Annual report

for the year ended December 31, 2022

Investing in global companies for the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1Letter to investors

4Fund reviews

Investment portfolios

46 Global Growth Fund

51Global Small Capitalization Fund

58Growth Fund

65International Fund

70New World Fund®

84Washington Mutual Investors Fund

89Capital World Growth and Income Fund®

97 Growth-Income Fund

103International Growth and Income Fund

109Capital Income Builder®

127Asset Allocation Fund

160American Funds® Global Balanced Fund

176The Bond Fund of America®

206Capital World Bond Fund®

226American High-Income Trust®

245American Funds Mortgage Fund®

252Ultra-Short Bond Fund

254U.S. Government Securities Fund®

263Managed Risk Growth Fund

265Managed Risk International Fund

Fellow investors:

It is our pleasure to present the annual report for American Funds Insurance Series® for the year ended December 31, 2022.

Regarding the investment environment, global stocks fell sharply, pressured by rising interest rates, slowing economic growth and inflationary pressures not seen since the 1980s. Several key benchmark indexes fell into bear market territory at times and all but one sector declined in the MSCI All Country World Index1. Communication services, consumer discretionary and information technology stocks suffered the biggest losses. Meanwhile, energy stocks surged amid higher oil and gas prices. Late in the year, signs that inflation may have peaked in the U.S., Europe and elsewhere sparked a rally that erased some of the losses.

U.S. equities had their worst year since 2008 as the S&P 500 Index2 fell 18.11%. Growth stocks had the sharpest declines, including several tech giants that had been market leaders over the last decade. On the upside, energy was the top S&P 500 sector for the second straight year, climbing 66%. Crude oil prices spiked in March after Russia’s invasion of Ukraine upended global oil flows. Despite consecutive quarters of negative gross domestic product growth in the first half, a strong labor market helped inflation to persist.

European stocks declined as record-high inflation, rising interest rates and the Ukraine invasion combined to hammer the eurozone economy. Gross domestic product growth in the 19-member eurozone decelerated throughout the year, falling to 0.3% in the third quarter from 0.6% in the first quarter. Political turmoil also weighed on markets amid contentious leadership changes in Italy and the United Kingdom. Despite a strong fourth-quarter rally in European stocks, the MSCI Europe Index3 finished the full year down by 15.06%.

Emerging markets stocks tumbled, undercut by China’s economic slowdown, interest rate hikes and the growing strength of the U.S. dollar. Rising inflation in developing countries that spurred monetary tightening, as well as rolling lockdowns in China to suppress COVID- 19, also weighed on equity prices. Overall, the MSCI Emerging Markets Index4 slid 20.09%.

Bonds fell in the face of rising inflation, and the Federal Reserve hiked its policy rate 425 basis points over seven policy meetings in an attempt to tame it. The Bloomberg U.S. Treasury Index5 lost 12.46% in one of the worst bond market

267Managed Risk Washington Mutual Investors Fund

269Managed Risk Growth-Income Fund

271Managed Risk Asset Allocation Fund

273 Financial statements

Past results are not predictive of results in future periods.

All market returns referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes. Source: MSCI.

1Source: MSCI. MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends net of withholding taxes.

2Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

3Source: MSCI. MSCI Europe Index is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 10 developed equity markets in Europe. Results reflect dividends net of withholding taxes.

4Source: MSCI. MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global emerging markets, consisting of more than 20 emerging market country indexes. Results reflect dividends net of withholding taxes.

5Source: Bloomberg Index Services Ltd. Bloomberg U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury.

American Funds Insurance Series    1

declines in history. The Federal Reserve and European Central Bank, among others, aggressively raised interest rates in an attempt to bring inflation back to a target of roughly 2%, down from 7% to 10% in many economies. U.S. Treasury yields rose across the curve, which ended the year inverted as shorter dated bonds sold off sharply. The 10-year Treasury yield rose 237 basis points to 3.88%. In this environment, investment-grade (BBB/ Baa and above) corporate bonds saw the worst returns. The Bloomberg U.S. Corporate Investment Grade Index6 was down 15.76%, and spreads widened by 38 basis points. Elsewhere, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index7 fell by 11.18%, while the Bloomberg Municipal Bond Index8 declined 8.53%.

In foreign exchange markets a strong U.S. dollar grew stronger for much of the year, particularly as the Fed raised rates at a faster pace than some other central banks, though there was some reversal of its strength in the last two months of the year. The dollar posted gains of 6.6% and 14.6% against the euro and the yen, respectively.

Looking ahead

Big questions remain about how the U.S. economy will do in 2023. It is possible that the delayed impact of higher rates will keep growth slow, or even cause a mild recession. However, we have confidence in the long-term trajectory of the economy, and the stock market has likely digested much of the potential bad news already, given the decline this year. Investors have reason for hope, as we’ve already taken a measure of pain, in both stocks and bonds. Inflation may persist above the levels we’ve been used to the past decade, but is likely to gently decline over the coming year from the 6.5% mark, published in January 2023. That would be good news on its own, and would also lighten the upward pressure we’ve seen on interest rates this past year. The global negative impact of COVID-19 has already persisted longer than anyone predicted back in early 2020, but should also decline with time, particularly as China has decided to end lockdowns. That will eventually help economic growth.

Thus, as 2023 progresses we may see, out of many fears, a reason for optimism. The ongoing war in Ukraine remains a wild card, and we hope it does not spill over into a larger conflict. That may be the biggest risk to a mildly positive outlook for stocks. There can still be bumps in the road, but with our world-class research, we will continue to focus on finding those companies with the best fundamentals and the best risk-versus-return tradeoffs. We believe that we will find plenty of attractive securities for the long term in this environment. In the event of periods of volatility, we remain committed to our process, and will look for opportunities at that time as well.

Our time-tested process is based on extensive research, a long-term framework and close attention to valuation, and has resulted in superior outcomes for investors over time. As always, we thank you for your continued support of our efforts and we look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Co-President

Alan N. Berro

Co-President

February 13, 2023

Past results are not predictive of results in future periods.

6Source: Bloomberg Index Services Ltd. Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment-grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.

7Source: Bloomberg Index Services Ltd. Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%.

8Source: Bloomberg Index Services Ltd. Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment- grade tax-exempt bond market.

2    American Funds Insurance Series

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information.

The investment adviser is currently waiving a portion of its management fee for Global Growth Fund, Global Small Capitalization Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. The waivers will be in effect through at least May 1, 2023. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2023, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series® — Growth Fund and American Funds Insurance Series® — The Bond Fund of America. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series® — International Fund and American Funds Insurance Series® — The Bond Fund of America. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series® — Washington Mutual Investors Fund and American Funds Insurance Series® — U.S. Government Securities Fund. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series® — Growth-Income Fund and American Funds Insurance Series® — The Bond Fund of America. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series® — Asset Allocation Fund. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

American Funds Insurance Series    3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund declined 24.54% for the 12 months ended December 31, 2022, compared with a decrease of 18.36% in its benchmark index, MSCI ACWI (All Country World Index),¹ a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks fell sharply, pressured by rising interest rates, slowing economic growth and inflationary pressures not seen since the 1980s. The war in Ukraine also weighed on investors throughout the year. Several key benchmark indexes fell into bear market territory at times and all but one sector declined in the MSCI ACWI. Within that index, communication services, consumer discretionary and information technology stocks suffered the biggest losses. Meanwhile, energy stocks surged amid higher oil and gas prices. Late in the year, signs that inflation may have peaked in the U.S., Europe and elsewhere sparked a rally that erased some of the losses.

Within the fund, stock selection in the consumer discretionary sector was the top contributor to relative returns. A larger-than-index position in health care firm Cigna was among the top individual contributors to the fund, with returns that outpaced the broader market. On the downside, stock selections within the information technology sector weighed on results. Netherlands-based payments firm Adyen was among the top individual detractors, with returns that lagged the broader market in a weak sector overall.

On a geographic basis, stocks of companies domiciled in Hong Kong and France were among the top contributors to results, while stocks of companies based in the United States and the Netherlands were among the top detractors.

The fund’s portfolio managers are optimistic they will continue to find good companies globally that offer high- quality products and services, and whose values are not yet fully reflected in their share prices.

4    American Funds Insurance Series

Global Growth Fund (continued)

How a hypothetical	$40,000

$10,000 investment has grown

$26,965 Global Growth Fund, Class 1

$21,545

MSCI ACWI1

10,000

8,000

‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21	’22
				Year ended December 31

Total returns based on For periods ended December 31, 20222
a $1,000 investment								Lifetime		Gross	Net
		1 year		5 years		10 years	(since April 30, 1997) expense ratio				expense ratio

Class 1		–24.54%		7.33%		10.43%		9.57%		0.52%	0.41%
Class 1A		–24.73		7.07		10.16		9.30		0.77	0.66
Class 2		–24.74		7.06		10.15		9.30		0.77	0.66
Class 4		–24.92		6.80		9.92		9.04		1.02	0.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions. ²Periods greater than one year are annualized.

Percent of net assets

Where the fund’s
assets were
invested as of		The Americas 50.4%
December 31, 2022

Europe 30.5%

Asia/Pacific Basin 15.2%

Short-term securities & other assets less liabilities 3.9%

American Funds Insurance Series    5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund declined 29.37% for the 12 months ended December 31, 2022. Its benchmark, the MSCI All Country World Small Cap Index,¹ a free float-adjusted market capitalization-weighted index designed to measure equity market results of smaller capitalization companies in both developed and emerging markets, declined 18.67%.

Global stocks fell sharply, pressured by rising interest rates, slowing economic growth and inflationary pressures not seen since the 1980s. The war in Ukraine also weighed on investors throughout the year. Several key benchmark indexes fell into bear market territory at times and all but one sector declined in the MSCI All Country World Index. Within that index, communication services, consumer discretionary and information technology stocks suffered the biggest losses. Meanwhile, energy stocks surged amid higher oil and gas prices. Late in the year, signs that inflation may have peaked in the U.S., Europe and elsewhere sparked a rally that erased some of the losses.

Regarding the fund, stock selection within the health care sector was a positive contributor to relative returns. A larger-than-index investment in medical technology firm Haemonetics was among the fund’s top individual contributors over the period. On the downside, stock selection within the information technology sector weighed on returns. Within individual securities, India-based cloud platform provider Tanla Platforms was a top detractor, as its stock lagged the broader market.

Geographically, investments in companies domiciled in Hong Kong and Korea were overall additive to returns, while investments in those domiciled in China and the United States were detractors, overall.

In a turbulent year for markets across the board, the fund’s results for the past 12 months have been disappointing. However, with analysts’ full-time return to the road after COVID-19-related pauses, fund managers remain confident in the primary research capabilities underpinning investment decisions, and optimistic for the outlook ahead. While cognizant of the possibility of recession in the short term, managers remain committed to investing in companies with long-term potential.

6    American Funds Insurance Series

Global Small Capitalization Fund (continued)

How a hypothetical	$30,000

$10,000 investment
has grown	$20,987
		MSCI ACWI
		Small Cap1
		$19,857

		Global Small
		Capitalization
		Fund, Class 1
10,000

8,000

‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21	’22
				Year ended December 31

Total returns based on For periods ended December 31, 20222
a $1,000 investment								Lifetime		Gross	Net
		1 year		5 years		10 years	(since April 30, 1998) expense ratio				expense ratio

Class 1		–29.37%		3.05%		7.10%		8.39%		0.70%	0.66%
Class 1A		–29.54		2.80		6.84		8.13		0.95	0.91
Class 2		–29.55		2.79		6.84		8.13		0.95	0.91
Class 4		–29.69		2.54		6.58		7.86		1.20	1.16

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions. ²Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2022

Asia/Pacific Basin 31.6%

Europe 21.1%

Other regions .8%

Percent of net assets

The Americas 43.7%

Short-term securities

&other assets less liabilities 2.8%

American Funds Insurance Series    7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund declined 29.75% for the 12 months ended December 31, 2022, compared with a decrease of 18.11% in its benchmark index, S&P 500 Index,¹ a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities had their worst year since 2008, as persistently high inflation and aggressive rate hikes stoked recession fears. S&P 500 Index entered its first bear market since 2020. Energy was the top S&P 500 sector for the second straight year, climbing 66%. Crude oil prices spiked in March after Russia’s invasion of Ukraine upended global oil flows. Growth stocks had the sharpest declines, including several tech giants that had been market leaders over the last decade. Despite consecutive quarters of negative gross domestic product growth in the first half, a strong labor market helped inflation to persist.

Regarding the fund, stock selection within the materials sector was the top contributor to relative returns. A position in energy industry firm Halliburton buoyed results as its stock outpaced the broader industry. On the downside, investments within the communication services sector weighed on results. A position in Tesla was the top individual detractor to returns.

The overall uncertain economic environment and challenges of inflation are very real concerns. The fund’s managers believe it is well-positioned for the road ahead and continue to focus on capital appreciation and selecting companies best suited for this challenging economic environment. Portfolio managers remain confident their time-tested investment approach, based on thorough research and robust debate with an eye on valuation, can continue to deliver superior outcomes for investors over the long-term.

8    American Funds Insurance Series

Growth Fund (continued)

How a hypothetical	$60,000

$10,000 investment has grown

10,000

8,000

‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21	’22
Year ended December 31

$36,843 Growth Fund, Class 1

$32,654 S&P 5001

Total returns based on For periods ended December 31, 20222
a $1,000 investment				Lifetime	Expense
	1 year	5 years	10 years (since February 8, 1984)		ratio

Class 1	–29.75%	11.42%	13.93%	12.65%	0.34%
Class 1A	–29.93	11.14	13.65	12.37	0.59
Class 2	–29.94	11.14	13.64	12.37	0.59
Class 3	–29.89	11.22	13.72	12.45	0.52
Class 4	–30.11	10.86	13.38	12.09	0.84

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. ²Periods greater than one year are annualized.

Percent of net assets

Where the fund’s

assets were

invested as ofHealth care 17.3% December 31, 2022

Consumer discretionary 16.9%

Communication services 12.9%	Information technology 20.0%

Other sectors 18.1%

Industrials 10.9%

Short-term securities

Other securities .3%
& other assets

less liabilities 3.6%

American Funds Insurance Series    9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund declined 20.57% for the 12 months ended December 31, 2022. Its benchmark index, MSCI ACWI (All Country World Index) ex USA,¹ a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes, excluding the U.S.), fell 16.00%.

Global stocks fell sharply, pressured by rising interest rates, slowing economic growth and inflationary pressures not seen since the 1980s. The war in Ukraine also weighed on investors throughout the year. Several key benchmark indexes fell into bear market territory at times and all but one sector declined in the MSCI All Country World Index. Within that index, communication services, consumer discretionary and information technology stocks suffered the biggest losses. Meanwhile, energy stocks surged amid higher oil and gas prices. Late in the year, signs that inflation may have peaked in the U.S., Europe and elsewhere sparked a rally that erased some of the losses.

Within the portfolio, stock selection within the energy sector boosted relative returns. Within individual securities, a higher-than-index position in Petroleo Brasileiro was a top contributor as the stock significantly outpaced the market overall. On the downside, stock selection within the information technology sector dragged on returns. A larger-than-index position in South Korean chipmaker SK Hynix was among the top individual detractors.

Looking ahead, the market continues to focus on global inflation levels as a key determinant for interest-rate and asset-price movement. There are signs that the worst of the inflation surge, due in part to rising oil prices and supply-chain issues during the COVID-19 pandemic, seems to be behind us. However, there is still uncertainty about how wage increases – as seen in many developed markets – could impact the continuation of high inflation. As a result of tighter monetary conditions, economies around the world are seeing growth moderate. Meanwhile, contributors to a turbulent macro environment in 2022, such as the war in Ukraine and U.S.-China tensions, have not subsided. In this uncertain environment, the fund’s managers endeavor to maintain a portfolio with a healthy balance of well-managed companies across sectors.

10    American Funds Insurance Series

International Fund (continued)

How a hypothetical	$20,000

$10,000 investment has grown

$15,058 International Fund, Class 1

$14,520

MSCI ACWI ex USA1

10,000

8,000

‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21	’22
				Year ended December 31

Total returns based on For periods ended December 31, 20222
a $1,000 investment										Lifetime	Expense
				1 year		5 years		10 years	(since May 1, 1990)		ratio

Class 1				–20.57%		–0.78%		4.18%		7.07%	0.53%
Class 1A				–20.80		–1.03		3.92		6.80	0.78
Class 2				–20.79		–1.03		3.92		6.80	0.78
Class 3				–20.76		–0.97		3.98		6.87	0.71
Class 4				–21.02		–1.29		3.67		6.54	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions. ²Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2022

Europe 30.2%

The Americas 15.3%

Other regions 1.2%

Percent of net assets

Asia/Pacific Basin 49.2%

Short-term securities

&other assets less liabilities 4.1%

American Funds Insurance Series    11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund was down 21.86% for the 12 months ended December 31, 2022. Its benchmark index, MSCI ACWI (All Country World Index),¹ a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), declined 18.36%. The MSCI Emerging Markets (EM) Index,¹ a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets (consisting of more than 20 emerging market country indexes), fell by 20.09%.

Global stocks fell sharply, pressured by rising interest rates, slowing economic growth and inflationary pressures not seen since the 1980s. The war in Ukraine also weighed on investors throughout the year. Several key benchmark indexes fell into bear market territory at times and all but one sector declined in the MSCI All Country World Index. Within that index, communication services, consumer discretionary and information technology stocks suffered the biggest losses. Meanwhile, energy stocks surged amid higher oil and gas prices. Late in the year, signs that inflation may have peaked in the U.S., Europe and elsewhere sparked a rally that erased some of the losses.

Emerging markets stocks tumbled, undercut by China’s economic slowdown, the Federal Reserve’s aggressive interest rate hikes and the growing strength of the U.S. dollar. Rising inflation in developing countries that spurred monetary tightening, as well as rolling lockdowns in China to suppress COVID-19, also weighed on equity prices. However, a few countries, including Brazil, were able to separate from the group by benefiting from some stronger fundamentals.

Within the portfolio, a higher-than-benchmark position in the materials sector was beneficial to the fund’s relative returns. Brazilian mining company Vale was a top individual contributor, as its stock saw returns that outpaced the broader market. Indian energy company Reliance Industries was also a relative contributor. On the downside, stock selection within the health care sector dragged on relative returns. Among individual securities, a larger-than-benchmark position in Singapore-based Sea Ltd. was a top detractor to results.

The investment environment has become much more challenging over the last year, with a wide range of uncertainties affecting equity prices – including global shifts in monetary policy, elevated geopolitical tensions and the potential for widespread recession. The portfolio managers believe the fund’s flexibility in seeking investments in both the developed world and emerging markets will provide significant opportunities in these periods of volatility. They remain confident that on-the-ground research, a cornerstone of their investment process, will provide highly differentiated investment insights leading to potentially superior outcomes over the long term.

12    American Funds Insurance Series

New World Fund® (continued)

How a hypothetical	$30,000

$10,000 investment has grown

$21,545

MSCI ACWI1

$15,573 New World Fund, Class 1

10,000

8,000

‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21	’22
				Year ended December 31

Total returns based on For periods ended December 31, 20222
a $1,000 investment								Lifetime		Gross	Net
		1 year		5 years		10 years (since June 17, 1999)				expense ratio	expense ratio

Class 1		–21.86%		2.58%		4.53%		7.45%		0.64%	0.57%
Class 1A		–22.09		2.32		4.27		7.18		0.89	0.82
Class 2		–22.10		2.32		4.27		7.18		0.89	0.82
Class 4		–22.25		2.07		4.02		6.92		1.14	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions. ²Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2022

The Americas 34.8%

Europe 20.6%

Other regions 2.9%

Percent of net assets

Asia/Pacific Basin 36.4%

Short-term securities

&other assets less liabilities 5.3%

American Funds Insurance Series    13

Washington Mutual Investors Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Washington Mutual Investors Fund declined 8.28% for the 12 months ended December 31, 2022. Its benchmark index, S&P 500 Index,¹ a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, fell by 18.11%.

U.S. equities had their worst year since 2008, as persistently high inflation and aggressive rate hikes stoked recession fears. S&P 500 Index entered its first bear market since 2020. Energy was the top S&P 500 sector for the second straight year, climbing 66%. Crude oil prices spiked in March after Russia’s invasion of Ukraine upended global oil flows. Growth stocks had the sharpest declines, including several tech giants that had been market leaders over the last decade. Despite consecutive quarters of negative gross domestic product growth in the first half, a strong labor market helped inflation to persist.

Regarding the fund, stock selections in the consumer discretionary and information technology sectors were additive to relative returns. Among individual securities, a higher-than-benchmark position in Unitedhealth Group was a top contributor, as the stock outpaced the broader market. On the downside, security selections within the financials and real estate sectors were top detractors. A lower-than-index position in Exxon Mobil weighed on relative returns as the stock outpaced the market overall.

Looking ahead, the fund’s portfolio managers are keeping a close watch on monetary policy, inflation, and other global issues, along with the resulting implications for the U.S. economy. Portfolio managers continue to favor well-managed, high-quality companies that are capable of paying dividends in myriad economic environments. We remain optimistic that this focus, supported by our global research, will help us to identify attractive long- term investment opportunities.

14    American Funds Insurance Series

Washington Mutual Investors Fund (continued)
How a hypothetical $40,000

$10,000 investment
has grown	$32,654

S&P 5001
$29,888
Washington Mutual
Investors Fund,
Class 1
10,000

8,000

‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21	’22
				Year ended December 31

Total returns based on For periods ended December 31, 20222
a $1,000 investment								Lifetime		Gross	Net
		1 year		5 years		10 years	(since July 5,2001)			expense ratio	expense ratio

Class 1		–8.28%		7.37%		11.57%		6.97%		0.40%	0.25%
Class 1A		–8.45		7.11		11.30		6.71		0.65	0.50
Class 2		–8.45		7.11		11.30		6.70		0.65	0.50
Class 4		–8.69		6.84		11.08		6.47		0.90	0.75

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. ²Periods greater than one year are annualized.

Where the fund’s assets were

invested as of Information technology 17.6% December 31, 2022

Financials 13.7%

Industrials 11.2%

Percent of net assets

Health care 22.0%

Other sectors 22.8%

Short-term securities

&other assets less liabilities 4.3%

Other securities .3%

American Funds Insurance Series    15
Capital World Growth and Income Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital World Growth and Income Fund declined 17.13% for the 12 months ended December 31, 2022, compared with a decline of 18.36% in its benchmark index, MSCI ACWI (All Country World Index),¹ a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks fell sharply, pressured by rising interest rates, slowing economic growth and inflationary pressures not seen since the 1980s. The war in Ukraine also weighed on investors throughout the year. Several key benchmark indexes fell into bear market territory at times and all but one sector declined in the MSCI All Country World Index. Within that index, communication services, consumer discretionary and information technology stocks suffered the biggest losses. Meanwhile, energy stocks surged amid higher oil and gas prices. Late in the year, signs that inflation may have peaked in the U.S., Europe and elsewhere sparked a rally that erased some of the losses.

Within the portfolio, a higher-than-index position and stock selection within the materials sector was a top contributor to relative returns. Results were also buoyed by holdings in Vale, a Brazil-based mining company, which saw returns over the period that outpaced the broader market. On the downside, stock selection within the communication services and financials sectors were among the top detractors to returns. A position in Sberbank Russia weighed on returns as the stock saw sharp declines due to Russia’s invasion of Ukraine and related consequences.

On a geographical basis, stocks domiciled in the United States and Brazil contributed the most to relative returns, while holdings in Japan and Russia dragged.

Looking ahead, the market continues to focus on global inflation levels as a key determinant for interest-rate and asset-price movement. There are signs that the worst of the inflation surge, due in part to rising oil prices and supply-chain issues during the COVID-19 pandemic, seems to be behind us. However, there is still uncertainty about how wage increases – as seen in many developed markets – could impact the continuation of high inflation. As a result of tighter monetary conditions, economies around the world are seeing growth moderate. Meanwhile, contributors to a turbulent macro environment in 2022, such as the war in Ukraine and U.S.-China tensions, have not subsided. Against this uncertainty, the fund’s managers remain committed to finding companies that can grow regardless of macro environment and investing in those that have shown a strong tendency to pay a dividend through difficult economic conditions.

16    American Funds Insurance Series

Capital World Growth and Income Fund® (continued)

How a hypothetical	$30,000

$10,000 investment has grown

$21,665 Capital World Growth and Income Fund, Class 1

$21,545

MSCI ACWI1

10,000

8,000

‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21	’22
				Year ended December 31

Total returns based on For periods ended December 31, 20222
a $1,000 investment								Lifetime		Gross	Net
		1 year		5 years		10 years	(since May 1, 2006) expense ratio				expense ratio

Class 1		–17.13%		4.36%		8.04%		6.40%		0.53%	0.42%
Class 1A		–17.29		4.10		7.79		6.15		0.78	0.67
Class 2		–17.33		4.10		7.77		6.14		0.78	0.67
Class 4		–17.57		3.83		7.53		5.89		1.03	0.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions. ²Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2022

Europe 23.6%

Asia/Pacific Basin 17.5%

Other regions .1%

Percent of net assets

The Americas 54.6%

Short-term securities

&other assets less liabilities 4.2%

American Funds Insurance Series    17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund fell 16.28% for the 12 months ended December 31, 2022, compared with a decline of 18.11% in its benchmark index, S&P 500 Index,¹ a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities had their worst year since 2008, as persistently high inflation and aggressive rate hikes stoked recession fears. The S&P 500 entered its first bear market since 2020. Energy was the top S&P 500 sector for the second straight year, climbing 66%. Crude oil prices spiked in March after Russia’s invasion of Ukraine upended global oil flows. Growth stocks had the sharpest declines, including several tech giants that had been market leaders over the last decade. Despite consecutive quarters of negative gross domestic product growth in the first half, a strong labor market helped inflation to persist.

Regarding the fund, investments within the information technology and industrials sectors were top contributors to the fund’s relative returns. An out-of-benchmark position in energy company Canadian Natural Resources was a top individual contributor, as the stock outpaced the market overall. On the downside, security selections within the communications and financials sectors dragged on portfolio returns. Netflix was the fund’s top individual detractor owing to a larger-than-benchmark position and returns that lagged the market overall.

Looking ahead, uncertainty in the macroeconomic outlook and in the trajectory of inflation and interest rates will likely continue. Stock valuations have started to come down to reflect investor concerns, although corporate earnings outlooks may not have bottomed. The fund’s portfolio managers will take advantage of volatility to build positions in companies and stocks in which they see long term value. The current environment should provide opportunities for finding investments with attractive risk-adjusted return potential.

18    American Funds Insurance Series

Growth-Income Fund (continued)
How a hypothetical $40,000

$10,000 investment
has grown	$32,654

S&P 5001
$30,559
Growth-Income
Fund, Class 1
10,000

8,000

‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21	’22
				Year ended December 31

Total returns based on For periods ended December 31, 20222
a $1,000 investment										Lifetime	Expense
				1 year		5 years		10 years	(since February 8, 1984)		ratio

Class 1				–16.28%		8.09%		11.82%		11.01%	0.28%
Class 1A				–16.48		7.83		11.55		10.74	0.53
Class 2				–16.50		7.83		11.54		10.74	0.53
Class 3				–16.43		7.91		11.62		10.82	0.46
Class 4				–16.70		7.56		11.28		10.47	0.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. ²Periods greater than one year are annualized.

			Percent of net assets

Where the fund’s
assets were
invested as of	Industrials	14.2%	Information technology 20.2%
December 31, 2022

	Health care 13.3%		Other sectors 27.2%

	Financials	8.8%

	Consumer discretionary 7.8%		Short-term securities

			& other assets
	Other securities .8%		less liabilities 7.7%

American Funds Insurance Series    19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund fell 15.00% for the 12 months ended December 31, 2022, compared with a decline of 16.00% in its benchmark index, MSCI ACWI (All Country World Index) ex USA,¹ a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.).

Global stocks fell sharply, pressured by rising interest rates, slowing economic growth and inflationary pressures not seen since the 1980s. The war in Ukraine also weighed on investors throughout the year. Several key benchmark indexes fell into bear market territory at times and all but one sector declined in the MSCI All Country World Index. Within that index, communication services, consumer discretionary and information technology stocks suffered the biggest losses. Meanwhile, energy stocks surged amid higher oil and gas prices. Late in the year, signs that inflation may have peaked in the U.S., Europe and elsewhere sparked a rally that erased some of the losses.

Regarding the fund, stock selections within the consumer discretionary and consumer staples sectors were additive to relative results. Within individual securities, British American Tobacco was a top contributor owing to returns that outpaced the broader market. On the downside, security selections within the financials and energy sectors detracted from returns. Positions in Russian firms Sberbank and Gazprom were among the top individual detractors as their stocks saw declines due to the Russian invasion of Ukraine and related consequences.

The new year looks to continue current macroeconomic uncertainty and trends stemming from shifting monetary policies and geopolitical tensions around the world. In this environment, valuations remain depressed, particularly outside the United States. The fund’s managers continue to focus on businesses they believe will provide good value over the long-term, as guided by the fundamental, global research that underpins investment decisions.

20    American Funds Insurance Series

International Growth and Income Fund (continued)

How a hypothetical	$18,000

$10,000 investment has grown

$14,607 International Growth and Income Fund, Class 1

$14,520

MSCI ACWI ex USA1

10,000

8,000

‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21	’22
				Year ended December 31

Total returns based on For periods ended December 31, 20222
a $1,000 investment										Lifetime	Expense
				1 year		5 years		10 years (since November 18, 2008)			ratio

Class 1				–15.00%		0.88%		3.86%		6.91%	0.55%
Class 1A				–15.31		0.61		3.60		6.64	0.80
Class 2				–15.25		0.62		3.60		6.64	0.80
Class 4				–15.52		0.35		3.37		6.40	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions. ²Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2022

Asia/Pacific Basin 28.1%

The Americas 14.0%

Other regions .7%

Percent of net assets

Europe 54.6%

Short-term securities

&other assets less liabilities 2.6%

American Funds Insurance Series    21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, which invests in a mix of stocks and bonds, declined 6.90% for the 12 months ended December 31, 2022. During the same period, the index blend of 70%/30% MSCI ACWI (All Country World Index)/Bloomberg U.S. Aggregate Index¹ fell 16.59%. MSCI ACWI,² a free float-adjusted market capitalization- weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), fell 18.36%. The Bloomberg U.S. Aggregate Index,³ which represents the U.S. investment-grade (rated BBB/Baa and above) fixed- rate bond market, fell 13.01%.

Global stocks fell sharply, pressured by rising interest rates, slowing economic growth and inflationary pressures not seen since the 1980s. The war in Ukraine also weighed on investors throughout the year. Several key benchmark indexes fell into bear market territory at times and all but one sector declined in the MSCI All Country World Index. Within that index, communication services, consumer discretionary and information technology stocks suffered the biggest losses. Meanwhile, energy stocks surged amid higher oil and gas prices. Late in the year, signs that inflation may have peaked in the U.S., Europe and elsewhere sparked a rally that erased some of the losses.

U.S. fixed income markets fell across the board. The Federal Reserve raised the federal funds rate by 425 basis points from near zero to counter the highest inflation since the 1980s. U.S. Treasury yields rose across the curve, which ended the year inverted as shorter dated bonds sold off sharply.

The overall portfolio has protected the absolute downside for investors. In the equity portfolio, stock selection in consumer staples was a top contributor to relative returns. Investment in aerospace, within the industrials sector, was also additive, as was a position in the energy sector. On the downside, stock selection within financials detracted from returns. Overall, dividend-paying companies have done better than the broader market.

The fund’s fixed income portfolio outpaced its benchmark and was additive to relative returns overall. Duration positioning within the portfolio was a primary driver of returns, while curve positioning and security selection detracted.

The fund’s portfolio managers are cautious given the impact of a potential U.S. recession on earnings and dividends, but also aware that markets tend to bottom three to six months ahead of a recession and are therefore ready to revisit early cyclical investment ideas. With the strength of the U.S. dollar reversing, we believe the fund’s exposure to global markets is well-positioned. The fund also remains well-positioned to use its geographic flexibility to pursue dividend-paying investment opportunities around the world. Fund managers remain loyal to the fund’s objective and optimistic about the companies with growing dividends that were selected for this portfolio through fundamental, bottom-up security selection.

22    American Funds Insurance Series

Capital Income Builder® (continued)

How a hypothetical	$25,000

$10,000 investment has grown

$17,167

MSCI ACWI2

$15,307 70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index1

$14,442

May 1Capital Income

Builder, Class 1

10,000

8,000

2014

2015

2016

2017	2018	2019
Semi-annual

2020

2021

Bloomberg U.S.

Aggregate Index3

2022

Total returns based on For periods ended December 31, 20224
a $1,000 investment			Lifetime	Gross	Net
	1 year	5 years	(since May 1, 2014)	expense ratio	expense ratio

Class 1	–6.90%	4.35%	4.33%	0.41%	0.27%
Class 1A	–7.06	4.10	4.08	0.66	0.52
Class 2	–7.13	4.09	4.14	0.66	0.52
Class 4	–7.37	3.83	3.81	0.91	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

¹Data sources: MSCI and Bloomberg Index Services Ltd. 70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

²Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

³Source: Bloomberg Index Services Ltd.

4Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2022

Europe 18.0%

Asia/Pacific Basin 8.5%

Other regions .1%

Percent of net assets

The Americas 69.0%

Short-term securities

&other assets less liabilities 4.4%

American Funds Insurance Series    23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, fell 13.19% for the 12 months ended December 31, 2022. During the same period, the index blend of 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index¹ declined 15.79%. S&P 500 Index,² a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, was down 18.11%, while the Bloomberg U.S. Aggregate Index,³ which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, fell by 13.01%.

U.S. equities had their worst year since 2008, as persistently high inflation and aggressive rate hikes stoked recession fears. The S&P 500 entered its first bear market since 2020. Energy was the top S&P 500 sector for the second straight year, climbing 66%. Crude oil prices spiked in March after Russia’s invasion of Ukraine upended global oil flows. Growth stocks had the sharpest declines, including several tech giants that had been market leaders over the last decade. Despite consecutive quarters of negative gross domestic product growth in the first half, a strong labor market helped inflation to persist.

U.S. fixed income markets fell across the board. The Federal Reserve raised the federal funds rate by 425 basis points from near zero to counter the highest inflation since the 1980s. U.S. Treasury yields rose across the curve, and ended the year inverted as shorter dated bonds sold off sharply.

In the equity portfolio, investment selection within the consumer discretionary sector was the top contributor to relative returns on a sector basis. Results were buoyed by an off-benchmark holding in food services company Aramark and a higher-than-index position in Philip Morris, which saw returns that significantly outpaced the market overall. On the downside, stock selections within the energy and financials sectors weighed on relative returns. Within energy, Exxon Mobil – which the fund did not hold – weighed on relative results as its stock outpaced the broader market. A higher-than-benchmark holding in Charter Communications was among the top individual detractors, as returns lagged the broader market.

The fund’s fixed income investments were additive to relative returns overall. Duration positioning within Treasuries and mortgage-backed securities (MBS) contributed positively to results. Sector and security selections detracted. An out-of-benchmark position within U.S. Treasury Inflation-Protected Securities (TIPS) also weighed on returns.

In the wake of market selloffs and rotations like the one seen in 2022, opportunities often abound for the long-term investor. Fund managers note that many sound companies with outstanding long-term prospects are trading at attractive valuations because the market is focused on the short term. Managers are focused on differentiating between companies whose fundamental outlook has changed versus those facing more transient issues, and where valuations are attractive. In addition, their portfolios are balanced across a broad array of cyclical and market exposures.

24    American Funds Insurance Series

Asset Allocation Fund (continued)

How a hypothetical	$40,000

$10,000 investment												$32,654
has grown

												S&P 5002

											$22,350
												Asset Allocation
												Fund, Class 1
												$21,759

												60%/40% S&P
												500/Bloomberg
												U.S. Aggregate
												Index1
												$11,108

												Bloomberg U.S.
	10,000											Aggregate Index3

	8,000

	‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21	’22
					Year ended December 31

Total returns based on For periods ended December 31, 20224
a $1,000 investment											Lifetime	Expense
					1 year		5 years		10 years	(since August 1,1989)		ratio

	Class 1				–13.19%		5.59%		8.37%		8.22%	0.30%
	Class 1A				–13.43		5.32		8.11		7.95	0.55
	Class 2				–13.41		5.33		8.10		7.95	0.55
	Class 3				–13.37		5.40		8.18		8.03	0.48
	Class 4				–13.66		5.06		7.87		7.69	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Data sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index blends the S&P 500 with the Bloomberg U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

²Source: S&P Dow Jones Indices LLC.

³Source: Bloomberg Index Services Ltd.

4Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2022

Convertible stocks .3%

Mortgage-backed obligations 7.6%

U.S. Treasury bonds & notes 6.5%

Corporate bonds, notes & loans 5.6%

Investment funds 5.5%

Asset-backed obligations 1.7%

Other bonds & notes .3%

Percent of net assets

Common stocks 67.8%

Short-term securities

&other assets less liabilities 4.7%

American Funds Insurance Series    25

American Funds® Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

American Funds Global Balanced Fund declined 14.33% for the 12 months ended December 31, 2022. Over the same period, the fund’s index blend of 60%/40% MSCI ACWI (All Country World Index)/Bloomberg Global Aggregate Index¹ fell 17.33%. MSCI ACWI,² a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), was down 18.36%, while the Bloomberg Global Aggregate Index,³ a measure of global investment-grade bonds (rated BBB/Baa and above), declined 16.25%.

Global stocks fell sharply, pressured by rising interest rates, slowing economic growth and inflationary pressures not seen since the 1980s. The war in Ukraine also weighed on investors throughout the year. Several key benchmark indexes fell into bear market territory at times and all but one sector declined in the MSCI ACWI. Within that index, communication services, consumer discretionary and information technology stocks suffered the biggest losses. Meanwhile, energy stocks surged amid higher oil and gas prices. Late in the year, signs that inflation may have peaked in the U.S., Europe and elsewhere sparked a rally that erased some of the losses. Bonds fell in the face of rising inflation, and the Federal Reserve hiked its policy rate 425 basis points over seven policy meetings in an attempt to tame it. The Bloomberg U.S. Treasury Index4 lost 12.46% in one of the worst bond market declines in history. The Federal Reserve and European Central Bank, among others, aggressively raised interest rates in an attempt to bring inflation back to a target of roughly 2%, down from 7% to 10% in many economies.

The fund declined overall but outpaced its primary benchmark index. Within the equity portfolio, stock selection in the communication services sector was a top contributor to relative results. A lower-than-benchmark position in Amazon was additive to portfolio relative returns as the stock lagged the market overall. On the downside, stock selection within the materials sector weighed on returns. A higher-than-benchmark holding in Home Depot was a top detractor among individual stocks. The fund’s fixed income investments detracted from relative results. A small exposure to Russian bonds weighed on relative returns, while overall sector selection was positive, owing mostly to holdings in euro-denominated assets.

Investors face an ongoing combination of risks in the year ahead, with likely weak economic growth, high inflation and geopolitical risk continuing. Among stock sectors, fund managers believe sectors such as U.S. utilities and health care may provide attractive investment opportunities as renewable energy incentives and demographic changes are expected to aid growth. They are also closely watching the U.S. dollar, whose strength has weighed on non-U.S. holdings in the portfolio and is expected to remain strong into 2023. The fund’s fixed income portfolio remains cautiously positioned in the current inflationary environment, but managers are confident in the long-term opportunities in bond markets that are now delivering meaningful income for the first time in years. As always, they continue to focus on core principals of global research, individual security selection and bottom-up fundamental analysis to underpin investment decisions.

26    American Funds Insurance Series

Percent of net assets
U.S. common stocks 27.5%
Common stocks of issuers outside the U.S. 31.1%
Short-term securities & other assets less liabilities 5.0%
American Funds Insurance Series    27

American Funds® Global Balanced Fund (continued)

How a hypothetical	$30,000

$10,000 investment
has grown		$21,545

		MSCI ACWI2

		$17,110
		American Funds
		Global Balanced
		Fund, Class 1
		$15,886

		60%/40% MSCI
		ACWI/Bloomberg
		Global Aggregate
		Index1
	10,000	$9,569

		Bloomberg Global

		Aggregate Index3
8,000

‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21	’22
				Year ended December 31

Total returns based on For periods ended December 31, 20225
a $1,000 investment								Lifetime		Gross	Net
		1 year		5 years		10 years	(since May 2, 2011)		expense ratio		expense ratio

Class 1		–14.33%		3.65%		5.52%		5.23%		0.51%	0.50%
Class 1A		–14.56		3.41		5.28		4.99		0.76	0.75
Class 2		–14.56		3.40		5.25		4.97		0.76	0.75
Class 4		–14.73		3.13		5.12		4.81		1.01	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Data sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

²Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions.

³Source: Bloomberg Index Services Ltd.

4Source: Bloomberg Index Services Ltd. The Bloomberg U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury.

5Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2022

Bonds & notes of governments

&government agencies outside the U.S. 13.3%

U.S. Treasury bonds & notes 12.0%

Corporate bonds, notes & loans 5.6% Mortgage-backed obligations 2.6% Other securities 2.2% Asset-backed obligations .6% Municipals .1%

The Bond Fund of America®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The Bond Fund of America declined 12.26% for the 12 months ended December 31, 2022. The fund’s benchmark, Bloomberg U.S. Aggregate Index,¹ which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, was down 13.01%.

U.S. fixed income markets fell across the board. The U.S. Federal Reserve raised the federal funds rate by 425 basis points from near zero to counter the highest inflation since the 1980s. U.S. Treasury yields rose across the curve, which ended the year inverted as shorter dated bonds sold off sharply. The 10-year Treasury yield soared 237 basis points to 3.88%. The Bloomberg U.S. Corporate Investment Grade Index² returned –15.76%, and spreads widened by 38 basis points. Elsewhere, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index³ returned –11.18%, while the Bloomberg Municipal Bond Index4 returned –8.53%.

Over the period, the largest contributions to relative results came from duration positioning and agency mortgage-backed securities (MBS). The fund’s lower-than-benchmark duration helped reduce interest rate sensitivity as rates moved higher and bond prices fell over the period. A lower position in MBS also helped, relative to the benchmark, as spreads widened materially. On the downside, yield curve positioning and a modest position in emerging markets and high-yield bonds detracted from results.

The market and economic environments in 2023 look very different than last year. Inflation appears to have peaked and is on the decline, the Fed has guided to a peak federal funds rate of around 5% to be reached in the first half of 2023, and the market is gearing for an economic slowdown or recession. In response, yields have moved higher and spreads on risky assets have moved wider, making valuations more attractive for fixed income investors.

The fund’s managers have a conservative outlook on the economy and believe that while valuations are more attractive, they do not fully compensate investors for the risk of a deeper economic downturn in the coming year. Managers have added duration, corporate bonds and structured products like agency mortgage-backed securities to effectively eliminate lower-than-benchmark positions but have not moved significantly higher than the benchmark. Interest rate positioning is concentrated in intermediate securities around five-year maturities, which managers believe will benefit the portfolio if inflation and the economy continue to slow and the Fed ends the rate-hike cycle in the first half of 2023.

As the year progresses and managers gain more confidence on either the direction of the economy or valuations, they expect to take more meaningful positions relative to the benchmark. As always, research-driven security selection is expected to be an important driver of future investment results.

28    American Funds Insurance Series

Percent of net assets
Corporate bonds, notes & loans 34.6%
Short-term securities & other assets less liabilities 4.7%
American Funds Insurance Series    29

The Bond Fund of America® (continued)

How a hypothetical	$14,000

$10,000 investment has grown

$11,745

The Bond Fund of

America, Class 1

$11,108

10,000	Bloomberg U.S.
Aggregate Index1

8,000

‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21	’22
				Year ended December 31

Total returns based on For periods ended December 31, 20225
a $1,000 investment								Lifetime		Gross	Net
		1 year		5 years		10 years	(since January 2, 1996) expense ratio				expense ratio

Class 1		–12.26%		1.02%		1.62%		4.04%		0.38%	0.21%
Class 1A		–12.49		0.78		1.37		3.79		0.63	0.46
Class 2		–12.58		0.76		1.36		3.78		0.63	0.46
Class 4		–12.75		0.51		1.12		3.53		0.88	0.71

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

²Source: Bloomberg Index Services Ltd. Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment- grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.

3Source: Bloomberg Index Services Ltd. Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed- rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%.

4Source: Bloomberg Index Services Ltd. Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market.

5Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2022

U.S. Treasury bonds & notes 27.4%

Mortgage-backed obligations 25.8%

Asset-backed obligations 4.5% Municipals 1.6%

Bonds & notes of governments

&government agencies outside the U.S. 1.3%

Federal agency bonds & notes .1%
Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital World Bond Fund declined 17.43% for the 12 months ended December 31, 2022. The fund’s benchmark, the Bloomberg Global Aggregate Index,¹ which measures global investment-grade bonds (rated BBB/Baa and above), was down 16.25%.

Bonds plummeted in the face of soaring inflation, which rose in part due to energy price shocks resulting from Russia’s invasion of Ukraine. The Bloomberg U.S. Treasury Index² lost 12.46% in one of the worst bond market declines in history. The Federal Reserve and European Central Bank, among others, aggressively raised interest rates in an attempt to bring consumer price increases back to a target of roughly 2%, down from 7% to 10% in many economies.

Over the period, the largest contributions to the fund’s relative results were due to currency and sector selection, with a modest boost from curve positioning. Unhedged holdings in the euro and Japanese yen were additive. On the downside, duration positioning as well as currency hedging in forward contracts detracted. Weak absolute returns in part reflect the strength of the U.S. dollar, spurred by the Fed’s aggressive rate hikes and their effect on global bond markets.

Looking ahead, the fund’s managers believe the Fed’s hiking cycle is close to a peak and see the 50-60 basis points of further hikes priced into forward curves as realistic. The managers’ outlook for bonds is therefore good, with the U.S. dollar likely in a peaking phase as inflation momentum turns around. They expect inflation to fall this year as growth is likely to be relatively sluggish in both the U.S. and Europe.

30    American Funds Insurance Series

Capital World Bond Fund® (continued)

How a hypothetical	$14,000

$10,000 investment has grown

10,000

8,000

‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21	’22
Year ended December 31

$9,754

Capital World Bond Fund, Class 1

$9,569 Bloomberg Global Aggregate Index1

Total returns based on For periods ended December 31, 20223
a $1,000 investment					Lifetime	Expense
		1 year	5 years	10 years	(since October 4, 2006)	ratio

	Class 1	–17.43%	–1.53%	–0.25%	2.40%	0.47%
	Class 1A	–17.69	–1.76	–0.48	2.16	0.72
	Class 24	–17.70	–1.77	–0.50	2.14	0.72
	Class 4	–17.84	–2.01	–0.70	1.92	0.97
	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is
	currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be
	modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense
	reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are
	restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023 (unaudited). Refer to the Financial Highlights
	table in this report for details.
	Past results are not predictive of results in future periods.
	Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
	1Source: Bloomberg Index Services Ltd.
	²Source: Bloomberg Index Services Ltd. Bloomberg U.S. Treasury Index measures the performance of public obligations of the U.S.
	Treasury.
	³Periods greater than one year are annualized.
	4Capital World Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on
	Class 1 share results adjusted for estimated additional annual expenses of 0.25%.
					Percent of net assets

Where the fund’s
assets were
invested as of
December 31, 2022	Corporate bonds, notes & loans 21.0%

U.S. Treasury bonds & notes 19.3%

Mortgage-backed obligations 9.0%

Other bonds and notes .2% Investment funds 3.3%

Bonds & notes of governments

&government agencies outside the U.S. 40.8%

Short-term securities & other assets less liabilities 6.4%

American Funds Insurance Series    31

American High-Income Trust®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

American High-Income Trust fell 9.01% for the 12 months ended December 31, 2022. In comparison, the fund’s benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index,¹ which measures fixed-rate non- investment-grade bonds (rated BB/Ba and below) and limits the exposure of an issuer to 2%, was down 11.18%.

U.S. fixed income markets fell across the board. The Federal Reserve raised the federal funds rate by 425 basis points from near zero to counter the highest inflation since the 1980s. U.S. Treasury yields rose across the curve, and ended the year inverted as shorter dated bonds sold off sharply. The 10-year Treasury yield soared 237 basis points to 3.88%. Investment-grade (BBB/Baa and above) corporate bonds saw the worst returns. The Bloomberg U.S. Corporate Investment Grade Index² returned –15.76%, and spreads widened by 38 basis points. Elsewhere, the Bloomberg Municipal Bond Index³ returned –8.53%.

At a high level, security selection was most additive to the fund’s relative returns over the period. In particular, investments within the energy and non-cyclical consumer staples sectors contributed to relative results. On the downside, security selection and a lower-than-benchmark position within the cyclical consumer goods sector detracted from relative results.

With high-yield bond yields close to their long-term average, markets now reflect the higher inflation that emerged over the last year. The adverse consequences of tighter global monetary policy may lead to somewhat higher default rates in the next several years, which could in turn lead to a further rise in yields. The substantial yield increases across fixed income markets provides a more attractive forward return outlook, and although yields may continue to adjust to higher levels, much of the required adjustment may have already occurred. The fund’s managers continue to seek attractive opportunities within the high yield market that appropriately compensate for the underlying investment risks.

32    American Funds Insurance Series

American High-Income Trust® (continued)

How a hypothetical	$18,000

$10,000 investment has grown

$14,980 American High- Income Trust, Class 1

$14,839 Bloomberg U.S. Corp. High Yield 2% Issuer Capped Index1

10,000

8,000

‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21	’22
				Year ended December 31

Total returns based on For periods ended December 31, 20224
a $1,000 investment								Lifetime		Gross	Net
		1 year		5 years		10 years (since February 8,1984) expense ratio					expense ratio

Class 1		–9.01%		3.40%		4.12%		8.16%		0.44%	0.30%
Class 1A		–9.29		3.14		3.87		7.89		0.69	0.55
Class 2		–9.26		3.14		3.86		7.89		0.69	0.55
Class 3		–9.25		3.21		3.93		7.97		0.62	0.48
Class 4		–9.53		2.88		3.64		7.63		0.94	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Source: Bloomberg Index Services Ltd. Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment- grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.

3Source: Bloomberg Index Services Ltd. Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market.

4Periods greater than one year are annualized.

Percent of net assets

Where the fund’s
assets were
invested as of	Corporate bonds, notes & loans 88.5%
December 31, 2022

Equity securities 4.9% Convertible securities .2%

Short-term securities

&other assets less liabilities 6.4%

American Funds Insurance Series    33

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

American Funds Mortgage Fund fell 9.76% for the 12 months ended December 31, 2022. Its benchmark index, Bloomberg U.S. Mortgage-Backed Securities Index,1 which covers the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, was down 11.81%.

U.S. fixed income markets fell across the board. The Federal Reserve raised the federal funds rate by 425 basis points from near zero to counter the highest inflation since the 1980s. U.S. Treasury yields rose across the curve, which ended the year inverted as shorter dated bonds sold off sharply. The 10-year Treasury yield soared 237 basis points to 3.88%. Investment-grade (BBB/Baa and above) corporate bonds saw the worst returns. The Bloomberg U.S. Corporate Investment Grade Index² returned –15.76%, and spreads widened by 38 basis points. Elsewhere, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index³ returned –11.18%, while the Bloomberg Municipal Bond Index4 returned –8.53%.

The fund declined but outpaced its benchmark index. At a high level, duration and curve positioning were most additive to relative returns over the period. In particular, the fund benefitted from lower-than-benchmark duration positioning within securitized mortgage-backed security pass-throughs. On the downside, sector selection weighed on results overall, particularly in an out-of-benchmark position within Treasuries.

The fund’s focus remains on meeting its core objectives of providing current income and preserving invested capital. Managers are mindful of the fund’s correlation to equity and its use as a building block in investor portfolios. They are cautious about weakening economic activity as the Fed continues to raise interest rates. The fund is positioned with the view that inflation may remain elevated and that a contraction in growth is likely sometime in the next year.

34    American Funds Insurance Series

American Funds Mortgage Fund® (continued)

How a hypothetical	$14,000

$10,000 investment has grown

$11,261 American Funds Mortgage Fund, Class 1

$10,769 Bloomberg U.S. Mortgage-Backed Securities Index1

10,000

8,000

‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21	’22
				Year ended December 31

Total returns based on For periods ended December 31, 20225
a $1,000 investment						Lifetime		Gross		Net
		1 year		5 years		10 years	(since May 2, 2011) expense ratio				expense ratio

Class 1		–9.76%		0.38%		1.19%		1.65%		0.40%	0.30%
Class 1A		–10.03		0.14		0.95		1.40		0.65	0.55
Class 2		–9.94		0.14		0.94		1.40		0.65	0.55
Class 4		–10.16		–0.11		0.75		1.20		0.90	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Source: Bloomberg Index Services Ltd. Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment- grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.

³Source: Bloomberg Index Services Ltd. Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed- rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%.

4Source: Bloomberg Index Services Ltd. Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market.

5Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2022

U.S. Treasury bonds & notes 12.0%	Mortgage-backed obligations 80.2%

Short-term securities

Asset-backed obligations 2.7%	& other assets

less liabilities 5.1%

American Funds Insurance Series    35

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund rose 1.42% for the 12 months ended December 31, 2022, compared with a 0.69% rise in the Bloomberg Short-Term Government/Corporate Index,¹ which consists of investment-grade (rated BBB/ Baa and above), fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector.

With a focus on capital preservation and liquidity, the fund continues to invest in a conservative manner, typically investing in both shorter duration and higher quality securities relative to the index. In the current rising interest rate environment, this approach positioned the fund to capture interest rate hikes relatively quickly. With the U.S. Federal Reserve raising its benchmark rate seven times and by a total of 425 basis points in 2022, the fund’s shorter duration compared with the index resulted in a more positive 12-month return.

Short-term interest rates are currently near a 15-year high and, with the current inflation outlook, the Federal Reserve may choose to increase them again. However, uncertainty on when the Fed may pause hikes or reverse course continues to drive the market.

36    American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Total returns based on For periods ended December 31, 20222
a $1,000 investment				Lifetime	Expense
	1 year	5 years	10 years (since February 8, 1984)		ratio

Class 1	1.42%	0.97%	0.49%	3.17%	0.30%
Class 1A	1.32	0.97	0.39	2.95	0.55
Class 2	1.17	0.72	0.24	2.91	0.55
Class 3	1.19	0.80	0.31	2.98	0.48
Class 4	0.83	0.47	0.06	2.67	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd. ²Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2022

Commercial paper	76.5%
Federal agency bills & notes	21.5
Other assets less liabilities	2.0

Total	100.0%

American Funds Insurance Series    37

U.S. Government Securities Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government Securities Fund declined 10.75% for the 12 months ended December 31, 2022. Its benchmark, the Bloomberg U.S. Government/Mortgage-Backed Securities Index,¹ which covers obligations issued by the U.S. Treasury and U.S. government agencies, was down 12.12%.

U.S. fixed income markets fell across the board. The Federal Reserve raised the federal funds rate by 425 basis points from near zero to counter the highest inflation since the 1980s. U.S. Treasury yields rose across the curve, which ended the year inverted as shorter dated bonds sold off sharply. The 10-year Treasury yield soared 237 basis points to 3.88%.

Over the period, the fund outpaced its benchmark. Top contributors to relative returns were duration and curve positioning. Duration positioning particularly within agency mortgage-backed securities (MBS) was additive. On the downside, sector and security selection weighed modestly on returns relative to the benchmark. The fund utilized interest rate derivatives to more efficiently execute the portfolio’s interest rate positioning based on how managers expected yields to move. These had mixed impacts on results, but ultimately helped to express managers’ convictions more efficiently.

The Fed has provided enormous support to the markets, particularly over the last two years. It is difficult to imagine unwinding that support without disruptions to financial markets and the economy. The fund’s present high weighting to Treasury Inflation-Protected Securities (TIPS) is intended to provide additional return if the market underestimates future inflation. It remains to be seen just how far the Fed will go to tame inflation, but the fund’s managers intend to use all the tools at their disposal to navigate these volatile markets as they seek to protect and grow shareholder assets over time.

38    American Funds Insurance Series

U.S. Government Securities Fund® (continued)

How a hypothetical	$14,000

$10,000 investment has grown

$11,228

U.S. Government

Securities Fund,

Class 1

$10,695

Bloomberg U.S.
Govt./Mortgage-

Backed Securities
10,000	Index1

8,000

‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21	’22
				Year ended December 31

Total returns based on For periods ended December 31, 20222
a $1,000 investment								Lifetime		Gross	Net
		1 year		5 years		10 years (since December 2, 1985) expense ratio					expense ratio

Class 1		–10.75%		0.85%		1.17%		5.17%		0.34%	0.24%
Class 1A		–10.93		0.61		0.93		4.92		0.59	0.49
Class 2		–10.95		0.61		0.92		4.91		0.59	0.49
Class 3		–10.90		0.67		0.99		4.99		0.52	0.42
Class 4		–11.19		0.37		0.70		4.66		0.84	0.74

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023 (unaudited). Refer to the Financial Highlights table in this report for details.

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: Bloomberg Index Services Ltd.

2Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of December 31, 2022

U.S. Treasury bonds & notes 39.8%	Mortgage-backed obligations 48.2%

Federal agency bonds & notes 5.3%	Short-term securities

& other assets
less liabilities 6.7%

American Funds Insurance Series    39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund declined 24.62% for the 12 months ended December 31, 2022. S&P 500 Managed Risk Index – Moderate Aggressive1 was down 13.52%. S&P 500 Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, fell 18.11%.

The fund pursues its objective by investing in shares of American Funds Insurance Series®– Growth Fund and American Funds Insurance Series® – The Bond Fund of America while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth Fund’s investment within the materials sector was the top contributor to relative returns. Security selections within the consumer discretionary and communication services sectors detracted. The return of the underlying The Bond Fund of America was additive to relative results against its primary benchmark, the Bloomberg U.S. Aggregate Index.3 The managed risk strategy was additive to returns overall. Within the strategy, the equity future overlay was positive while the Treasury future and option overlays detracted.

How a hypothetical

$10,000 investment $40,000 has grown

10,000

8,000

									$29,236
									S&P 5002
									$21,244
									Managed Risk
									Growth Fund,
									Class P1
May 1									$20,814
									S&P 500

									Managed Risk
									Index — Moderate
									Aggressive1
2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
				Semi-annual
Total returns based on For periods ended December 31, 20224
a $1,000 investment			Lifetime	Gross	Net
	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	–24.62%	6.61%	8.10%	0.74%	0.69%
Class P2	–24.88	6.31	7.80	0.99	0.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023 (unaudited).

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

2Source: S&P Dow Jones Indices LLC.

3Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market.

4Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40    American Funds Insurance Series

American Funds Insurance Series    41

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund declined 15.27% for the 12 months ended December 31, 2022, compared to S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive,1 which was down 12.42%. MSCI ACWI (All Country World Index) ex USA,2 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes, excluding the U.S.), fell 16.00%.

The fund pursues its objective by investing in shares of American Funds Insurance Series®– International Fund and American Funds Insurance Series®– The Bond Fund of America while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying International Fund’s investment within the energy sector was the top contributor to relative returns. On the downside, stock selections within the financials and information technology sectors detracted from relative results. The managed risk strategy was additive to results overall. Within the strategy, the equity future overlay was positive while the Treasury future and option overlays detracted.

How a hypothetical

$10,000 investment $18,000 has grown

10,000

8,000

May 1

2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
Semi-annual

$13,611

MSCI ACWI ex USA2

$12,159

S&P EPAC

Ex. Korea

LargeMidCap

Managed Risk

Index — Moderate

Aggressive1

$10,867 Managed Risk International Fund,

Class P1

Total returns based on For periods ended December 31, 20223			Lifetime	Gross	Net
a $1,000 investment
	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	–15.27%	–2.31%	0.86%	0.93%	0.86%
Class P2	–15.54	–2.60	0.51	1.18	1.11

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023 (unaudited).

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

2Source: MSCI. The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes. ³Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.
Managed Risk Washington Mutual Investors Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund declined 8.92% for the 12 months ended December 31, 2022. S&P 500 Managed Risk Index – Moderate1 fell 13.13%. S&P 500 Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, was down 18.11%.

The fund pursues its objective by investing in shares of American Funds Insurance Series®– Washington Mutual Investors Fund and American Funds Insurance Series®– U.S. Government Securities Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Washington Mutual Investors Fund’s security selection within the consumer discretionary sector was the top contributor to relative returns. Investments in the information technology sector were also additive. The top detractors to relative returns on a sector basis were security selections within financials and real estate.

The managed risk strategy detracted overall. Within the strategy, the equity future overlay was additive while the Treasury future and option overlays detracted.

How a hypothetical

$10,000 investment $40,000 has grown

10,000

8,000

May 1

2013	2014	2015	2016	2017	2018	2019	2020	2021	2022

Semi-annual

$29,236 S&P 5002

$19,441 S&P 500 Managed Risk Index — Moderate1

Total returns based on For periods ended December 31, 20223
a $1,000 investment			Lifetime	Gross	Net
	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	–8.92%	2.39%	5.47%	0.67%	0.62%
Class P2	–9.16	2.08	5.12	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023 (unaudited).

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

²Source: S&P Dow Jones Indices LLC. ³Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42    American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund declined 16.74% for the 12 months ended December 31, 2022, compared to the S&P 500 Managed Risk Index – Moderate,1 which declined 13.13%. S&P 500 Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, was down 18.11%.

The fund pursues its objective by investing in shares of American Funds Insurance Series®– Growth-Income Fund and American Funds Insurance Series®– The Bond Fund of America while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth-Income Fund’s investment within the information technology sector was the top contributor to relative returns. A higher-than-benchmark investment within the industrials sector was also additive to results. On the downside, security selections within the financials and communication services sectors weighed on relative results. The managed risk strategy detracted overall. Within the strategy, the equity future overlay was positive while the Treasury future and option overlays detracted.

How a hypothetical

$10,000 investment $40,000 has grown

10,000

8,000

May 1

2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
Semi-annual

$29,236 S&P 5002

$19,441 S&P 500 Managed Risk Index — Moderate1

$18,699 Managed Risk Growth-Income Fund, Class P1

Total returns based on For periods ended December 31, 20223
a $1,000 investment			Lifetime	Gross	Net
	1 year	5 years	(since May 1, 2013)	expense ratio	expense ratio

Class P1	–16.74%	4.32%	6.69%	0.67%	0.62%
Class P2	–16.93	4.06	6.39	0.92	0.87

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023 (unaudited).

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

2Source: S&P Dow Jones Indices LLC. ³Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series    43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund was down 13.75% for the 12 months ended December 31, 2022. S&P 500 Managed Risk Index — Moderate Conservative1 fell 12.94%. S&P 500 Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, declined 18.11%.

The fund pursues its objective by investing in shares of American Funds Insurance Series®– Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Asset Allocation Fund’s investment selections within the consumer discretionary and health care sectors were top contributors to relative results on a sector basis. Stock selections within financials and energy detracted from relative returns on a sector basis, although the energy sector was up on an absolute basis. The managed risk strategy detracted from returns overall. Within the strategy, the equity future overlay was positive while the Treasury future and option overlays detracted.

44    American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)

How a hypothetical	$40,000											$32,654

$10,000 investment												S&P 5002
has grown												$19,586

												S&P 500 Managed
												Risk Index — Moderate
												Conservative1

												$17,826

												Managed Risk Asset
												Allocation Fund,
												Class P1
	10,000											$11,108

	8,000											Bloomberg U.S.
												Aggregate Index	3

	‘12	’13	‘14	’15	‘16	’17	‘18	‘19	’20	’21	’22
					Year ended December 31

Total returns based on For periods ended December 31, 20224
a $1,000 investment								Lifetime			Gross	Net
			1 year	5 years		10 years (since September 28, 2012)				expense ratio			expense ratio

	Class P1		–13.75%		3.09%	5.95%		5.92%			0.70%	0.65%
	Class P2		–13.97		2.83	5.69		5.66			0.95	0.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023 (unaudited).

Past results are not predictive of results in future periods.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

2Source: S&P Dow Jones Indices LLC.

³Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market.

4Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series    45

Global Growth Fund

Investment portfolio December 31, 2022

Common stocks 94.49%			Value
		Shares	(000)

Information	Microsoft Corp.	1,807,800	$ 433,547
technology	ASML Holding NV	458,318	248,089
22.59%	ASML Holding NV (New York registered) (ADR)	227,600	124,361
	Taiwan Semiconductor Manufacturing Company, Ltd.	15,615,000	227,583
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	10,429
	Applied Materials, Inc.	875,000	85,208
	Broadcom, Inc.	125,300	70,059
	Fiserv, Inc.1	497,600	50,292
	Adyen NV1	34,330	47,506
	Samsung Electronics Co., Ltd.	785,100	34,621
	Apple, Inc.	242,400	31,495
	Hexagon AB, Class B	2,920,500	30,700
	MongoDB, Inc., Class A1	139,000	27,361
	Keyence Corp.	69,400	27,170
	NVIDIA Corp.	167,500	24,478
	Mastercard, Inc., Class A	53,300	18,534
	EPAM Systems, Inc.1	50,700	16,616
	Visa, Inc., Class A	70,197	14,584
	Capgemini SE	85,000	14,256
	Network International Holdings PLC1	3,731,800	13,366
	DocuSign, Inc.1	180,000	9,976
	Shopify, Inc., Class A, subordinate voting shares1	195,000	6,768
			1,566,999

Health care	Novo Nordisk A/S, Class B	1,706,930	231,118
21.87%	UnitedHealth Group, Inc.	335,800	178,034
	DexCom, Inc.1	1,012,000	114,599
	ResMed, Inc.	509,000	105,938
	AstraZeneca PLC	748,300	101,556
	Pfizer, Inc.	1,884,219	96,547
	Cigna Corp.	259,119	85,857
	Merck & Co., Inc.	620,000	68,789
	Regeneron Pharmaceuticals, Inc.1	95,036	68,568
	Eli Lilly and Company	158,300	57,912
	EssilorLuxottica	266,943	48,609
	Gilead Sciences, Inc.	457,317	39,261
	Mettler-Toledo International, Inc.1	25,400	36,714
	NovoCure, Ltd.1	340,000	24,939
	Alnylam Pharmaceuticals, Inc.1	104,200	24,763
	CVS Health Corp.	243,600	22,701
	Danaher Corp.	82,100	21,791
	Bayer AG	363,860	18,787
	Seagen, Inc.1	127,200	16,346
	Novartis AG	165,600	15,000
	Zoetis, Inc., Class A	98,300	14,406
	Eurofins Scientific SE, non-registered shares	182,400	13,135
	Sanofi	135,000	13,063
	Vertex Pharmaceuticals, Inc.1	43,700	12,620
	Olympus Corp.	665,800	11,769
	Centene Corp.1	143,500	11,768
	Genus PLC	270,000	9,731
	Thermo Fisher Scientific, Inc.	17,472	9,622
	Siemens Healthineers AG	178,000	8,905
	Bachem Holding AG	101,500	8,853
	Virbac SA	36,000	8,825
	Catalent, Inc.1	166,200	7,481
	Rede D’Or Sao Luiz SA	1,073,663	6,015

46    American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Organon & Co.	62,000	$1,732
(continued)	Viatris, Inc.	110,678	1,232
	EUROAPI1	5,869	87
			1,517,073

Consumer	Chipotle Mexican Grill, Inc.1	141,600	196,468
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	236,818	172,035
13.94%	Floor & Decor Holdings, Inc., Class A1	914,698	63,690
	MGM China Holdings, Ltd.1	54,589,200	60,155
	Renault SA1	1,688,781	56,267
	Prosus NV, Class N	760,993	52,246
	Amazon.com, Inc.1	524,248	44,037
	NIKE, Inc., Class B	352,600	41,258
	Cie. Financière Richemont SA, Class A	291,500	37,722
	Wynn Macau, Ltd.1	21,430,000	23,884
	Coupang, Inc., Class A1	1,445,604	21,265
	YUM! Brands, Inc.	166,000	21,261
	Booking Holdings, Inc.1	9,900	19,951
	Domino’s Pizza Enterprises, Ltd.	430,000	19,367
	MercadoLibre, Inc.1	22,250	18,829
	Home Depot, Inc.	59,500	18,794
	Melco Resorts & Entertainment, Ltd. (ADR)1	1,559,600	17,935
	IDP Education, Ltd.	871,300	16,102
	Evolution AB	140,000	13,673
	Dollar Tree Stores, Inc.1	95,000	13,437
	Moncler SpA	217,370	11,571
	Entain PLC	665,250	10,666
	Target Corp.	60,500	9,017
	Tesla, Inc.1	60,000	7,391
			967,021

Financials	AIA Group, Ltd.	10,109,600	111,378
8.92%	Tradeweb Markets, Inc., Class A	1,634,960	106,158
	AXA SA	1,692,893	47,182
	Kotak Mahindra Bank, Ltd.	1,696,000	37,316
	Aon PLC, Class A	101,000	30,314
	Prudential PLC	2,203,282	29,816
	HDFC Bank, Ltd.	1,464,450	28,828
	Citigroup, Inc.	569,715	25,768
	Ping An Insurance (Group) Company of China, Ltd., Class H	3,855,500	25,447
	Société Générale	1,011,450	25,378
	Blackstone, Inc., nonvoting shares	312,000	23,147
	China Merchants Bank Co., Ltd., Class H	3,867,000	21,436
	Zurich Insurance Group AG	42,200	20,166
	Banco Santander, SA	5,334,500	15,976
	Wells Fargo & Company	377,200	15,575
	London Stock Exchange Group PLC	165,000	14,237
	AU Small Finance Bank, Ltd.	1,416,725	11,157
	Bank of America Corp.	320,200	10,605
	HDFC Life Insurance Company, Ltd.	1,406,500	9,600
	Tokio Marine Holdings, Inc.	368,300	7,884
	Jackson Financial, Inc., Class A	44,327	1,542
	Moscow Exchange MICEX-RTS PJSC1,2	12,640,000	—3
			618,910

Consumer staples	British American Tobacco PLC	3,329,455	132,095
8.57%	Philip Morris International, Inc.	1,086,204	109,935
	Altria Group, Inc.	1,523,500	69,639
	Kweichow Moutai Co., Ltd., Class A	278,166	68,834

American Funds Insurance Series    47

Global Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	Keurig Dr Pepper, Inc.	1,624,000	$ 57,912
(continued)	Nestlé SA	460,353	53,164
	Monster Beverage Corp.1	336,502	34,165
	Costco Wholesale Corp.	39,170	17,881
	Carrefour SA, non-registered shares	1,055,594	17,662
	Pernod Ricard SA	73,000	14,349
	Simply Good Foods Co.1	263,800	10,032
	Bunge, Ltd.	85,000	8,481

			594,149

Industrials	Carrier Global Corp.	1,366,400	56,364
7.54%	Caterpillar, Inc.	231,600	55,482
	Boeing Company1	239,000	45,527
	MTU Aero Engines AG	167,000	36,146
	Alliance Global Group, Inc.	156,400,700	33,466
	Airbus SE, non-registered shares	245,400	29,179
	DSV A/S	171,230	27,158
	NIBE Industrier AB, Class B	2,328,700	21,776
	Techtronic Industries Co., Ltd.	1,883,000	20,967
	CSX Corp.	635,000	19,672
	Safran SA	156,300	19,532
	GT Capital Holdings, Inc.	2,454,611	19,234
	Rentokil Initial PLC	2,380,000	14,628
	Kone OYJ, Class B	273,500	14,166
	Canadian Pacific Railway, Ltd. (CAD denominated)	183,000	13,644
	ASSA ABLOY AB, Class B	611,000	13,146
	L3Harris Technologies, Inc.	62,600	13,034
	Recruit Holdings Co., Ltd.	374,200	11,901
	Daikin Industries, Ltd.	74,600	11,476
	Rheinmetall AG	52,200	10,397
	BayCurrent Consulting, Inc.	321,000	10,037
	SMC Corp.	22,500	9,523
	Suzhou Maxwell Technologies Co., Ltd., Class A	156,970	9,302
	Nidec Corp.	143,000	7,447

			523,204

Energy	TotalEnergies SE	1,210,900	75,578
4.84%	Canadian Natural Resources, Ltd. (CAD denominated)	1,281,064	71,140
	Cenovus Energy, Inc. (CAD denominated)	3,151,200	61,139
	Reliance Industries, Ltd.	1,601,273	49,121
	Tourmaline Oil Corp.	430,700	21,732
	Equinor ASA	592,000	21,234
	Aker BP ASA	599,979	18,702
	Halliburton Company	235,128	9,252
	Gaztransport & Technigaz SA	75,000	8,013
	Gazprom PJSC2	8,346,000	—3
	LUKOIL Oil Co. PJSC2	246,300	—3
			335,911

Materials	Sherwin-Williams Company	385,500	91,491
3.25%	Linde PLC	169,940	55,431
	Vale SA, ordinary nominative shares	1,577,389	26,554
	First Quantum Minerals, Ltd.	706,200	14,755
	Shin-Etsu Chemical Co., Ltd.	113,500	13,828
	Corteva, Inc.	201,300	11,832
	Koninklijke DSM NV	93,100	11,414

			225,305

48    American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)				Value
			Shares	(000)

Communication	Alphabet, Inc., Class A1		1,236,600	$109,105
services	Meta Platforms, Inc., Class A1		190,923	22,976
2.68%	Publicis Groupe SA		273,000	17,336
	Sea, Ltd., Class A (ADR)1		273,336	14,222
	Tencent Holdings, Ltd.		297,100	12,627
	Bharti Airtel, Ltd.		945,000	9,186

				185,452

Real estate	Goodman Logistics (HK), Ltd. REIT		1,027,500	12,072
0.18%

Utilities	Brookfield Infrastructure Partners, LP		247,500	7,666
0.11%	Total common stocks (cost: $4,798,092,000)
				6,553,762

Preferred securities 1.66%

Health care	Sartorius AG, nonvoting non-registered preferred shares		239,000	94,514
1.36%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares		512,300	20,614
technology	Total preferred securities (cost: $27,546,000)
				115,128
0.30%

Short-term securities 4.03%

Money market investments 2.37%

	Capital Group Central Cash Fund 4.31%4,5		1,645,519	164,535
		Weighted
		average yield	Principal amount
		at acquisition	(000)

Commercial paper 1.66%

	KfW 1/27/20236	3.890%	USD65,000	64,782
	Toronto-Dominion Bank 1/27/20236	4.130	50,000	49,833
				114,615
	Total short-term securities (cost: $279,166,000)
				279,150
	Total investment securities 100.18% (cost: $5,104,804,000)
				6,948,040
	Other assets less liabilities (0.18)%			(12,386)
	Net assets 100.00%
				$6,935,654

American Funds Insurance Series    49

Global Growth Fund (continued)

Investments in affiliates5

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2022	Additions	Reductions	loss	depreciation	12/31/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 2.37%
Money market investments 2.37%
Capital Group Central Cash Fund 4.31%4	$376,714	$1,480,091	$1,692,180	$(71)	$(19)	$164,535	$9,353
Money market investments purchased with collateral
from securities on loan 0.00%
Capital Group Central Cash Fund 4.31%4	1,808		1,8087			—	—8
Total 2.37%
				$(71)	$(19)	$164,535	$9,353

1Security did not produce income during the last 12 months.

2Value determined using significant unobservable inputs.

3Amount less than one thousand.

4Rate represents the seven-day yield at 12/31/2022.

5Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

6Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $114,615,000, which represented 1.65% of the net assets of the fund.

7Represents net activity. Refer to Note 5 for more information on securities lending.

8Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

50    American Funds Insurance Series

Global Small Capitalization Fund

Investment portfolio December 31, 2022

Common stocks 96.00%			Value
		Shares	(000)

Industrials	International Container Terminal Services, Inc.	11,690,490	$ 42,075
20.67%	Visional, Inc.1	504,850	33,522
	Stericycle, Inc.1	571,050	28,490
	Japan Airport Terminal Co., Ltd.1	559,900	27,843
	IMCD NV	177,337	25,330
	Fasadgruppen Group AB	2,370,503	23,995
	Trelleborg AB, Class B	982,292	22,727
	Boyd Group Services, Inc.	146,809	22,678
	Cleanaway Waste Management, Ltd.	12,501,414	22,274
	Interpump Group SpA	454,700	20,598
	Saia, Inc.1	80,994	16,983
	CG Power and Industrial Solutions, Ltd.1	4,880,108	15,908
	Instalco AB	4,098,065	15,622
	Montrose Environmental Group, Inc.1	348,186	15,456
	Alfen NV1	162,431	14,668
	Dürr AG	426,625	14,396
	ALS, Ltd.	1,639,100	13,632
	Cargotec OYJ, Class B, non-registered shares	300,450	13,341
	Wizz Air Holdings PLC1	522,941	11,979
	Daiseki Co., Ltd.	313,600	10,798
	AirTAC International Group	355,062	10,747
	Woodward, Inc.	105,000	10,144
	Rumo SA	2,802,100	9,877
	Japan Elevator Service Holdings Co., Ltd.	787,656	9,866
	The AZEK Co., Inc., Class A1	482,390	9,802
	Comfort Systems USA, Inc.	84,100	9,678
	Centre Testing International Group Co., Ltd.	2,684,839	8,615
	Melrose Industries PLC	5,266,169	8,561
	DL E&C Co., Ltd.	287,442	7,732
	Guangzhou Baiyun International Airport Co., Ltd., Class A1	3,524,879	7,613
	Engcon AB, Class B1,2	1,070,647	6,833
	Carel Industries SpA	252,900	6,357
	Burckhardt Compression Holding AG	9,963	5,929
	Kajaria Ceramics, Ltd.	422,763	5,916
	Hensoldt AG	248,197	5,873
	Diploma PLC	161,300	5,420
	SIS, Ltd.1	1,128,949	5,353
	GVS SpA1,2	1,192,262	5,159
	Reliance Worldwide Corp., Ltd.	2,548,379	5,127
	Addtech AB, Class B	353,050	5,054
	KEI Industries, Ltd.	267,444	4,724
	First Advantage Corp.1	361,017	4,693
	Vicor Corp.1	85,683	4,605
	Harsha Engineers International, Ltd.1	970,777	4,488
	ICF International, Inc.	43,592	4,318
	Sulzer AG	54,789	4,278
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR),
	ordinary participation certificates1	460,200	3,847
	LIXIL Corp.	196,500	2,995
	Trex Co., Inc.1	59,516	2,519
	Aalberts NV, non-registered shares	64,502	2,508
	Dätwyler Holding, Inc., non-registered shares	12,348	2,466
	Antares Vision SpA1	281,100	2,418
	Chart Industries, Inc.1	16,174	1,864
	Matson, Inc.	8,674	542

			608,236

Information	Wolfspeed, Inc.1	790,681	54,589
technology	eMemory Technology, Inc.	910,430	39,481
18.70%	Net One Systems Co., Ltd.	1,201,156	31,223
	Nordic Semiconductor ASA1	1,677,583	28,098

American Funds Insurance Series    51

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Information	Confluent, Inc., Class A1	1,096,085	$ 24,377
technology	PAR Technology Corp.1,2	837,615	21,837
(continued)	SUMCO Corp.	1,466,300	19,620
	ALTEN SA, non-registered shares	142,299	17,869
	Kingdee International Software Group Co., Ltd.1	7,337,224	15,619
	Extreme Networks, Inc.1	828,378	15,168
	BE Semiconductor Industries NV	235,536	14,308
	Smartsheet, Inc., Class A1	346,627	13,643
	Euronet Worldwide, Inc.1	144,187	13,608
	Ceridian HCM Holding, Inc.1	211,500	13,568
	Silicon Laboratories, Inc.1	95,000	12,889
	Tanla Platforms, Ltd.	1,477,291	12,708
	MACOM Technology Solutions Holdings, Inc.1	190,000	11,966
	Keywords Studios PLC	344,606	11,355
	Alphawave IP Group PLC1,2	8,897,291	10,900
	SHIFT, Inc.1	59,200	10,521
	SINBON Electronics Co., Ltd.	1,142,550	10,218
	OVH Groupe SAS1,2	591,394	10,169
	Qorvo, Inc.1	110,518	10,017
	Pegasystems, Inc.	288,141	9,866
	GitLab, Inc., Class A1,2	213,816	9,716
	SimCorp AS	139,192	9,512
	CCC Intelligent Solutions Holdings, Inc.1	1,033,074	8,988
	Aspen Technology, Inc.1	36,561	7,510
	Credo Technology Group Holding, Ltd.1	555,400	7,392
	INFICON Holding AG	7,397	6,462
	Cognex Corp.	116,600	5,493
	Bentley Systems, Inc., Class B	142,373	5,262
	Unity Software, Inc.1,2	183,231	5,239
	Kingboard Laminates Holdings, Ltd.	4,498,000	4,945
	AvidXchange Holdings, Inc.1	489,768	4,868
	Topicus.com, Inc., subordinate voting shares1	87,540	4,596
	MongoDB, Inc., Class A1	23,300	4,586
	Truecaller AB, Class B1,2	1,289,744	4,044
	Linklogis, Inc., Class B1,2	6,753,115	3,482
	Softcat PLC	222,430	3,192
	Globant SA1	17,730	2,981
	Rapid7, Inc.1	71,250	2,421
	Kingboard Holdings, Ltd.	710,000	2,261
	TELUS International (Cda), Inc., subordinate voting shares1,2	102,669	2,032
	GlobalWafers Co., Ltd.	145,000	2,014
	LEM Holding SA	990	1,922
	Cvent Holding Corp.1	344,800	1,862
	HashiCorp, Inc., Class A1	54,600	1,493
	Bechtle AG, non-registered shares	40,616	1,437
	Marqeta, Inc., Class A1	212,881	1,301
	Semtech Corp.1	32,200	924
	Yotpo, Ltd.1,3,4	678,736	842
			550,394

Consumer	Melco Resorts & Entertainment, Ltd. (ADR)1	3,600,384	41,404
discretionary	Skechers USA, Inc., Class A1	700,000	29,365
17.91%	Five Below, Inc.1	165,181	29,216
	Thor Industries, Inc.	370,472	27,967
	Mattel, Inc.1	1,400,000	24,976
	Wyndham Hotels & Resorts, Inc.	332,330	23,698
	Entain PLC	1,424,930	22,847
	YETI Holdings, Inc.1	547,131	22,602
	NEXTAGE Co., Ltd.	1,036,500	19,999
	Domino’s Pizza Enterprises, Ltd.2	443,338	19,968
	Light & Wonder, Inc.1	299,658	17,560

52    American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Asbury Automotive Group, Inc.1	97,426	$ 17,464
discretionary	Inchcape PLC	1,719,150	16,969
(continued)	Evolution AB	172,264	16,824
	DraftKings, Inc., Class A1,2	1,400,364	15,950
	Lands’ End, Inc.1,5	2,100,000	15,939
	Helen of Troy, Ltd.1	141,542	15,698
	TopBuild Corp.1	82,261	12,873
	WH Smith PLC	701,756	12,524
	Kindred Group PLC (SDR)	1,164,011	12,150
	Shoei Co., Ltd.	281,700	11,006
	Tongcheng Travel Holdings, Ltd.1	4,538,400	10,922
	Golden Entertainment, Inc.1	256,800	9,604
	Chervon Holdings, Ltd.2	1,635,700	9,023
	Musti Group OYJ	495,800	8,297
	MRF, Ltd.	7,160	7,650
	Tube Investments of India, Ltd.	204,200	6,852
	Melco International Development, Ltd.1	6,130,000	6,655
	Compagnie Plastic Omnium SA	337,633	4,898
	Zhongsheng Group Holdings, Ltd.	938,500	4,784
	Everi Holdings, Inc.1	330,000	4,736
	Leslie’s, Inc.1	353,358	4,315
	On Holding AG, Class A1	238,410	4,091
	Elior Group SA1,2	1,153,174	4,066
	Persimmon PLC	255,136	3,766
	Haichang Ocean Park Holdings, Ltd.1	17,691,000	3,617
	IDP Education, Ltd.	150,966	2,790
	Arco Platform, Ltd., Class A1,2	158,600	2,141
	DESCENTE, Ltd.	81,425	2,003

			527,209

Health care	Insulet Corp.1	322,368	94,901
17.06%	Haemonetics Corp.1	960,147	75,516
	Globus Medical, Inc., Class A1	464,688	34,512
	Oak Street Health, Inc.1	1,542,490	33,179
	Integra LifeSciences Holdings Corp.1	527,958	29,603
	Max Healthcare Institute, Ltd.1	4,669,887	24,816
	CONMED Corp.	200,920	17,810
	CanSino Biologics, Inc., Class H	1,864,200	15,948
	Vaxcyte, Inc.1	274,959	13,184
	Ocumension Therapeutics1	9,650,966	12,105
	Hapvida Participações e Investimentos SA1	12,352,106	11,885
	Bachem Holding AG	135,555	11,823
	Angelalign Technology, Inc.	640,800	10,100
	ICON PLC1	46,061	8,947
	Shandong Pharmaceutical Glass Co., Ltd., Class A	2,180,508	8,890
	CompuGroup Medical SE & Co. KGaA	228,815	8,808
	Ambu AS, Class B, non-registered shares1	683,462	8,672
	Penumbra, Inc.1	36,200	8,053
	Netcare, Ltd.	8,818,088	7,527
	iRhythm Technologies, Inc.1	79,700	7,466
	Denali Therapeutics, Inc.1	257,903	7,172
	Encompass Health Corp.	117,866	7,050
	New Horizon Health, Ltd.1	3,007,844	6,730
	Medmix AG	324,953	6,200
	Health Catalyst, Inc.1	568,785	6,046
	Hypera SA, ordinary nominative shares	582,885	4,990
	Amplifon SpA	141,536	4,228
	The Ensign Group, Inc.	39,450	3,732
	Masimo Corp.1	23,687	3,505
	Amvis Holdings, Inc.	122,400	3,113
	Nordhealth AS, Class A1,2	1,279,999	2,916

American Funds Insurance Series    53

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Gland Pharma, Ltd.1	90,000	$ 1,715
(continued)	Beam Therapeutics, Inc.1	22,757	890
	DiaSorin Italia SpA	292	41

			502,073

Financials	Star Health & Allied Insurance Co., Ltd.1	6,037,336	41,333
8.75%	Cholamandalam Investment and Finance Co., Ltd.	3,684,053	32,078
	Eurobank Ergasias Services and Holdings SA1	17,966,239	20,281
	Independent Bank Group, Inc.	280,449	16,849
	Stifel Financial Corp.	271,050	15,821
	Glacier Bancorp, Inc.	286,088	14,139
	Fukuoka Financial Group, Inc.	572,200	13,049
	IIFL Finance, Ltd.	2,116,842	12,316
	IIFL Wealth Management, Ltd.	513,500	11,028
	Janus Henderson Group PLC	440,000	10,349
	Bridgepoint Group PLC	3,459,845	8,017
	Remgro, Ltd.	965,035	7,551
	Five-Star Business Finance, Ltd.1	993,023	7,268
	Patria Investments, Ltd., Class A	508,200	7,079
	Aptus Value Housing Finance India, Ltd.	1,816,424	6,657
	SiriusPoint, Ltd.1	1,100,000	6,490
	Aavas Financiers, Ltd.1	272,734	6,072
	Eastern Bankshares, Inc.	278,164	4,798
	AU Small Finance Bank, Ltd.	483,716	3,809
	SouthState Corp.	46,350	3,539
	Allfunds Group PLC	470,000	3,284
	East West Bancorp, Inc.	49,700	3,275
	Capitec Bank Holdings, Ltd.	15,161	1,658
	PT Bank Raya Indonesia Tbk1	23,860,996	619
			257,359

Materials	JSR Corp.	1,140,088	22,469
3.56%	LANXESS AG	441,240	17,807
	OZ Minerals, Ltd.	648,901	12,142
	Navin Fluorine International, Ltd.	175,000	8,586
	PI Industries, Ltd.	188,382	7,772
	Zeon Corp.	768,700	7,730
	Vidrala, SA, non-registered shares	64,918	5,581
	MMG, Ltd.1	14,608,000	3,728
	Materion Corp.	41,809	3,659
	Toyo Gosei Co., Ltd.2	63,400	3,485
	Recticel SA/NV	175,000	2,921
	Mayr-Melnhof Karton AG, non-registered shares	17,479	2,824
	Livent Corp.1	130,000	2,583
	Perimeter Solutions SA1,2	221,167	2,021
	Huhtamäki OYJ	42,500	1,455
	Covestro AG, non-registered shares	2,600	102

			104,865

Real estate	Altus Group, Ltd.	551,189	21,999
2.53%	Embassy Office Parks REIT	4,939,400	20,043
	Macrotech Developers, Ltd.1	582,697	7,685
	JHSF Participações SA	5,823,950	5,537
	Mindspace Business Parks REIT	1,250,000	5,054
	ESR-Logos REIT	15,133,928	4,166

54    American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Real estate	Fibra Uno Administración, SA de CV REIT	3,400,000	$4,006
(continued)	Corp. Inmobiliaria Vesta, SAB de CV	1,606,000	3,833
	Ayala Land, Inc.	3,718,100	2,069

			74,392

Energy	Venture Global LNG, Inc., Series C1,3,4	2,760	25,418
1.89%	Subsea 7 SA	1,050,980	12,088
	DT Midstream, Inc.	166,383	9,194
	Weatherford International1	82,600	4,206
	Worley, Ltd.	350,000	3,577
	Aegis Logistics, Ltd.	199,283	838
	Helmerich & Payne, Inc.	7,700	382

			55,703

Communication	JCDecaux SE1	976,059	18,563
services	Lions Gate Entertainment Corp., Class B1	3,059,785	16,614
1.77%	Rightmove PLC	816,439	5,055
	Bandwidth, Inc., Class A1	206,800	4,746
	VTEX, Class A1	993,126	3,724
	Trustpilot Group PLC1	2,966,832	3,473
			52,175

Utilities	ACEN Corp.	143,954,250	19,747
1.62%	ENN Energy Holdings, Ltd.	1,205,597	16,819
	Brookfield Infrastructure Corp., Class A, subordinate voting shares	157,667	6,133
	Neoenergia SA	1,442,015	4,220
	SembCorp Industries, Ltd.	282,600	712

			47,631

Consumer staples	Grocery Outlet Holding Corp.1	621,782	18,150
1.54%	Shop Apotheke Europe NV, non-registered shares1	169,500	8,003
	Monde Nissin Corp.	39,914,950	7,960
	Scandinavian Tobacco Group A/S	305,111	5,352
	AAK AB	223,527	3,819
	Hilton Food Group PLC	250,077	1,688
	Zur Rose Group AG1,2	9,250	257
			45,229
	Total common stocks (cost: $2,451,546,000)
			2,825,266
Preferred securities 0.87%

Information	SmartHR, Inc., Series D, preferred shares1,3,4	3,006	10,752
technology	Yotpo, Ltd., Series F, preferred shares1,3,4	2,158,609	2,677
0.62%	Yotpo, Ltd., Series B, preferred shares1,3,4	287,894	357
	Yotpo, Ltd., Series C, preferred shares1,3,4	274,070	340
	Yotpo, Ltd., Series A-1, preferred shares1,3,4	183,819	228
	Yotpo, Ltd., Series A, preferred shares1,3,4	89,605	111
	Yotpo, Ltd., Series C-1, preferred shares1,3,4	75,980	94
	Yotpo, Ltd., Series D, preferred shares1,3,4	42,368	52
	Yotpo, Ltd., Series B-1, preferred shares1,3,4	33,838	42
	Outreach Corp., Series G, preferred shares1,3,4	154,354	3,603
			18,256

American Funds Insurance Series    55

Global Small Capitalization Fund (continued)

Preferred securities (continued)								Value
						Shares		(000)

Industrials	Azul SA (ADR), preferred nominative shares1,2					1,128,836		$6,897
0.24%	Azul SA, preferred nominative shares1					109,500		229
								7,126

Health care	PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares1,3,4					2,931,405		196
0.01%	Total preferred securities (cost: $45,236,000)
								25,578

Rights & warrants 0.34%

Information	OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2/3/20231,6					526,700		10,007
technology	Total rights & warrants (cost: $18,773,000)
								10,007
0.34%

Short-term securities 5.05%

Money market investments 3.25%

	Capital Group Central Cash Fund 4.31%5,7					958,183		95,809

Money market investments purchased with collateral from securities on loan 1.80%

	Capital Group Central Cash Fund 4.31%5,7,8					232,377		23,235
	Goldman Sachs Financial Square Government Fund, Institutional Shares 4.15%7,8					18,552,259		18,553
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 4.22%7,8					10,793,666		10,794
	State Street Institutional U.S. Government Money Market Fund,
	Institutional Class 4.09%7,8					271,134		271
								52,853
	Total short-term securities (cost: $148,644,000)
								148,662
	Total investment securities 102.26% (cost: $2,664,199,000)
								3,009,513
	Other assets less liabilities (2.26)%							(66,610)
	Net assets 100.00%
							$2,942,903
Investments in affiliates5

		Value of			Net	Net	Value of
	affiliates at				realized	unrealized	affiliates at	Dividend
	1/1/2022		Additions	Reductions	loss	depreciation	12/31/2022	income
		(000)	(000)	(000)	(000)	(000)	(000)	(000)

Common stocks 0.54%
Consumer discretionary 0.54%
Lands’ End, Inc.1		$41,223	$—	$—	$ —	$(25,284)	$15,939	$—
Short-term securities 4.04%
Money market investments 3.25%
Capital Group Central Cash Fund 4.31%7		203,087	779,439	886,686	(30)	(1)	95,809	3,871
Money market investments purchased with collateral
from securities on loan 0.79%
Capital Group Central Cash Fund 4.31%7,8		32,260		9,0259			23,235	—10
Total short-term securities							119,044
Total 4.58%
					$(30)	$(25,285)	$134,983	$3,871

56    American Funds Insurance Series

Global Small Capitalization Fund (continued)

Restricted securities4

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

Venture Global LNG, Inc., Series C1,3	5/1/2015	$8,280	$25,418.86%
SmartHR, Inc., Series D, preferred shares1,3	5/28/2021	14,344	10,752.37
Yotpo, Ltd., Series F, preferred shares1,3	2/25/2021	4,748	2,677.09
Yotpo, Ltd.1,3	3/16/2021	1,418	842.03
Yotpo, Ltd., Series B, preferred shares1,3	3/16/2021	602		357.01
Yotpo, Ltd., Series C, preferred shares1,3	3/16/2021	573		340.01
Yotpo, Ltd., Series A-1, preferred shares1,3	3/16/2021	384		228.01
Yotpo, Ltd., Series A, preferred shares1,3	3/16/2021	187		111.01
Yotpo, Ltd., Series C-1, preferred shares1,3	3/16/2021	159	94.00
Yotpo, Ltd., Series D, preferred shares1,3	3/16/2021	89	52.00
Yotpo, Ltd., Series B-1, preferred shares1,3	3/16/2021	71	42.00
Outreach Corp., Series G, preferred shares1,3	5/27/2021	4,517	3,603.12
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares1,3	2/7/2020	6,000	196.01
Total
		$41,372	$44,712	1.52%

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $59,781,000, which represented 2.03% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Value determined using significant unobservable inputs.

4Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $44,712,000, which represented 1.52% of the net assets of the fund.

5Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

6Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,007,000, which represented .34% of the net assets of the fund.

7Rate represents the seven-day yield at 12/31/2022.

8Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

9Represents net activity. Refer to Note 5 for more information on securities lending.

10Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

Refer to the notes to financial statements.

American Funds Insurance Series    57

Growth Fund

Investment portfolio December 31, 2022

Common stocks 96.12%			Value
		Shares	(000)

Information	Microsoft Corp.	6,282,998	$1,506,789
technology	Broadcom, Inc.	1,265,075	707,341
20.03%	ASML Holding NV	736,108	398,458
	ASML Holding NV (New York registered) (ADR)	189,937	103,781
	Visa, Inc., Class A	1,198,388	248,977
	Apple, Inc.	1,694,416	220,156
	Mastercard, Inc., Class A	566,983	197,157
	Fiserv, Inc.1	1,615,000	163,228
	Synopsys, Inc.1	467,600	149,300
	Motorola Solutions, Inc.	510,100	131,458
	Shopify, Inc., Class A, subordinate voting shares1	3,665,992	127,247
	Applied Materials, Inc.	1,199,328	116,791
	Wolfspeed, Inc.1	1,655,641	114,305
	RingCentral, Inc., Class A1	3,132,381	110,886
	ServiceNow, Inc.1	269,875	104,784
	Salesforce, Inc.1	787,000	104,348
	Micron Technology, Inc.	2,048,078	102,363
	NVIDIA Corp.	665,500	97,256
	Taiwan Semiconductor Manufacturing Company, Ltd.	5,456,000	79,519
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	209,700	15,621
	Cloudflare, Inc., Class A1	1,858,800	84,036
	Amadeus IT Group SA, Class A, non-registered shares1	1,612,361	83,150
	Genpact, Ltd.	1,524,231	70,602
	Keyence Corp.	165,500	64,794
	Fidelity National Information Services, Inc.	884,718	60,028
	Toast, Inc., Class A1	3,143,518	56,678
	CDW Corp.	311,859	55,692
	MongoDB, Inc., Class A1	279,700	55,056
	SAP SE	477,361	49,263
	Constellation Software, Inc.	31,255	48,798
	GoDaddy, Inc., Class A1	645,081	48,265
	Samsung Electronics Co., Ltd.	1,085,000	47,846
	Unity Software, Inc.1,2	1,660,000	47,459
	Ceridian HCM Holding, Inc.1	712,011	45,676
	Trimble, Inc.1	840,920	42,517
	Concentrix Corp.	305,551	40,687
	Block, Inc., Class A1	635,970	39,964
	DocuSign, Inc.1	718,524	39,821
	Bill.com Holdings, Inc.1	358,729	39,087
	MicroStrategy, Inc., Class A1	236,458	33,475
	NetApp, Inc.	527,540	31,684
	Silicon Laboratories, Inc.1	231,815	31,450
	MKS Instruments, Inc.	360,705	30,563
	Intel Corp.	1,136,000	30,025
	Smartsheet, Inc., Class A1	729,700	28,721
	Adobe, Inc.1	69,034	23,232
	VeriSign, Inc.1	110,053	22,609
	Ciena Corp.1	416,000	21,208
	Nuvei Corp., subordinate voting shares1	806,616	20,499
	Intuit, Inc.	52,500	20,434
	TE Connectivity, Ltd.	156,600	17,978
	Alteryx, Inc., Class A1	286,092	14,496
	Enphase Energy, Inc.1	45,303	12,004
	TELUS International (Cda), Inc., subordinate voting shares1	533,800	10,564
	Globant SA1	57,138	9,608
	Kulicke and Soffa Industries, Inc.	151,860	6,721
	Stripe, Inc., Class B1,3,4	168,598	4,704
			6,189,159

58    American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Regeneron Pharmaceuticals, Inc.1	1,123,014	$ 810,243
17.31%	UnitedHealth Group, Inc.	1,508,620	799,840
	Intuitive Surgical, Inc.1	2,058,000	546,090
	Alnylam Pharmaceuticals, Inc.1	2,075,046	493,135
	Centene Corp.1	3,895,936	319,506
	Thermo Fisher Scientific, Inc.	532,200	293,077
	Vertex Pharmaceuticals, Inc.1	879,601	254,011
	Seagen, Inc.1	1,746,784	224,479
	Moderna, Inc.1	1,200,000	215,544
	NovoCure, Ltd.1	2,388,098	175,167
	Eli Lilly and Company	463,663	169,627
	Pfizer, Inc.	1,675,000	85,827
	CVS Health Corp.	909,400	84,747
	Horizon Therapeutics PLC1	689,825	78,502
	AstraZeneca PLC	550,784	74,750
	Edwards Lifesciences Corp.1	906,411	67,627
	Danaher Corp.	216,235	57,393
	Molina Healthcare, Inc.1	145,723	48,121
	Abbott Laboratories	426,712	46,849
	Verily Life Sciences, LLC1,3,4	300,178	45,222
	Zimmer Biomet Holdings, Inc.	353,900	45,122
	Ascendis Pharma A/S (ADR)1	364,721	44,543
	Zoetis, Inc., Class A	297,320	43,572
	Mettler-Toledo International, Inc.1	26,000	37,582
	Humana, Inc.	65,982	33,795
	Align Technology, Inc.1	160,000	33,744
	Karuna Therapeutics, Inc.1	170,239	33,452
	Guardant Health, Inc.1	1,166,810	31,737
	Novo Nordisk A/S, Class B	225,077	30,475
	Catalent, Inc.1	409,100	18,414
	Oak Street Health, Inc.1	806,352	17,345
	Exact Sciences Corp.1	341,000	16,883
	DexCom, Inc.1	148,800	16,850
	Pacific Biosciences of California, Inc.1	1,613,190	13,196
	CRISPR Therapeutics AG1	262,678	10,678
	Galapagos NV1	231,294	10,259
	R1 RCM, Inc.1	912,865	9,996
	Ultragenyx Pharmaceutical, Inc.1	161,278	7,472
	Fate Therapeutics, Inc.1	233,700	2,358
	Biohaven, Ltd.1	65,550	910
	Sana Biotechnology, Inc.1,2	179,600	710
			5,348,850

Consumer	Tesla, Inc.1	10,830,000	1,334,039
discretionary	D.R. Horton, Inc.	5,494,844	489,810
16.94%	Amazon.com, Inc.1	4,125,222	346,519
	Home Depot, Inc.	1,031,000	325,652
	Dollar Tree Stores, Inc.1	1,965,915	278,059
	Las Vegas Sands Corp.1	5,500,000	264,385
	LVMH Moët Hennessy-Louis Vuitton SE	313,000	227,377
	Chipotle Mexican Grill, Inc.1	120,100	166,637
	Dollar General Corp.	657,120	161,816
	Target Corp.	1,030,200	153,541
	Hermès International	94,901	146,446
	Burlington Stores, Inc.1	664,250	134,683
	Royal Caribbean Cruises, Ltd.1	2,282,305	112,814
	Aramark	2,454,864	101,484
	DoorDash, Inc., Class A1	2,000,000	97,640
	Etsy, Inc.1	770,678	92,312
	Airbnb, Inc., Class A1	1,044,500	89,305
	NVR, Inc.1	18,380	84,779

American Funds Insurance Series    59
Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	NIKE, Inc., Class B	543,416	$ 63,585
discretionary	Norwegian Cruise Line Holdings, Ltd.1,2	5,159,551	63,153
(continued)	Darden Restaurants, Inc.	387,870	53,654
	O’Reilly Automotive, Inc.1	63,500	53,596
	Booking Holdings, Inc.1	25,450	51,289
	Salvatore Ferragamo SpA	2,174,477	38,488
	Toll Brothers, Inc.	744,683	37,175
	YUM! Brands, Inc.	275,700	35,312
	Floor & Decor Holdings, Inc., Class A1	420,000	29,245
	Polaris, Inc.	280,000	28,280
	adidas AG	200,959	27,433
	Caesars Entertainment, Inc.1	653,214	27,174
	Adient PLC1	722,000	25,046
	VF Corp.	872,859	24,100
	General Motors Company	660,000	22,202
	LGI Homes, Inc.1	181,100	16,770
	YETI Holdings, Inc.1	405,000	16,730
	Hilton Worldwide Holdings, Inc.	100,828	12,741

			5,233,271

Communication	Meta Platforms, Inc., Class A1	9,903,206	1,191,752
services	Netflix, Inc.1	3,896,520	1,149,006
12.87%	Alphabet, Inc., Class C1	5,949,690	527,916
	Alphabet, Inc., Class A1	2,232,320	196,958
	Charter Communications, Inc., Class A1	469,410	159,177
	Verizon Communications, Inc.	3,720,000	146,568
	Take-Two Interactive Software, Inc.1	1,177,716	122,635
	Snap, Inc., Class A, nonvoting shares1	11,280,711	100,962
	Frontier Communications Parent, Inc.1	3,168,010	80,721
	T-Mobile US, Inc.1	543,849	76,139
	Comcast Corp., Class A	1,822,263	63,724
	Pinterest, Inc., Class A1	1,752,664	42,555
	Electronic Arts, Inc.	304,581	37,214
	Iridium Communications, Inc.1	604,439	31,068
	Tencent Holdings, Ltd.	605,000	25,714
	ZoomInfo Technologies, Inc.1	785,400	23,648
			3,975,757

Industrials	Uber Technologies, Inc.1	14,666,767	362,709
10.90%	TransDigm Group, Inc.	562,400	354,115
	Carrier Global Corp.	7,599,761	313,490
	Jacobs Solutions, Inc.	2,554,200	306,683
	Delta Air Lines, Inc.1	7,215,000	237,085
	United Rentals, Inc.1	462,000	164,204
	Caterpillar, Inc.	676,300	162,014
	Waste Connections, Inc.	1,101,159	145,970
	MTU Aero Engines AG	541,769	117,261
	General Electric Co.	1,368,072	114,631
	Airbus SE, non-registered shares	955,893	113,658
	Ryanair Holdings PLC (ADR)1	1,500,325	112,164
	Ryanair Holdings PLC1	96,554	1,264
	Robert Half International, Inc.	1,323,800	97,736
	Old Dominion Freight Line, Inc.	329,800	93,591
	Boeing Company1	395,000	75,243
	United Airlines Holdings, Inc.1	1,695,914	63,936
	Middleby Corp.1	449,500	60,188
	Axon Enterprise, Inc.1	347,957	57,736
	Equifax, Inc.	290,691	56,499
	Northrop Grumman Corp.	98,700	53,852
	Dun & Bradstreet Holdings, Inc.	3,869,573	47,441

60    American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Canadian Pacific Railway, Ltd.	496,000	$ 36,997
(continued)	AMETEK, Inc.	253,600	35,433
	Rockwell Automation	129,246	33,290
	HEICO Corp.	195,000	29,960
	Advanced Drainage Systems, Inc.	350,426	28,724
	ITT, Inc.	343,000	27,817
	Armstrong World Industries, Inc.	374,203	25,666
	Safran SA	185,870	23,227
	Saia, Inc.1	75,433	15,817
			3,368,401

Energy	Halliburton Company	12,143,661	477,853
5.92%	Canadian Natural Resources, Ltd. (CAD denominated)	6,655,000	369,564
	Schlumberger, Ltd.	2,340,000	125,096
	Cenovus Energy, Inc. (CAD denominated)	6,081,800	117,998
	Permian Resources Corp., Class A	11,260,000	105,844
	Tourmaline Oil Corp.	1,838,700	92,777
	TotalEnergies SE	1,469,000	91,688
	EQT Corp.	2,268,000	76,726
	Pioneer Natural Resources Company	328,000	74,912
	EOG Resources, Inc.	466,699	60,447
	ConocoPhillips	472,041	55,701
	MEG Energy Corp.1	3,810,000	53,042
	Hess Corp.	354,000	50,204
	Coterra Energy, Inc.	1,275,197	31,332
	Range Resources Corp.	907,000	22,693
	Suncor Energy, Inc.	540,794	17,154
	Equitrans Midstream Corp.	936,942	6,278

			1,829,309

Financials	Bank of America Corp.	14,780,700	489,537
5.82%	Capital One Financial Corp.	1,399,000	130,051
	First Republic Bank	943,211	114,968
	KKR & Co., Inc.	2,409,043	111,828
	Apollo Asset Management, Inc.	1,557,942	99,381
	T. Rowe Price Group, Inc.	642,000	70,017
	MSCI, Inc.	146,390	68,096
	Marsh & McLennan Companies, Inc.	403,461	66,765
	Western Alliance Bancorporation	1,071,775	63,835
	Wells Fargo & Company	1,511,200	62,397
	Blackstone, Inc., nonvoting shares	738,000	54,752
	Signature Bank	446,233	51,415
	S&P Global, Inc.	141,000	47,227
	Aon PLC, Class A	155,700	46,732
	JPMorgan Chase & Co.	313,702	42,067
	Morgan Stanley	426,474	36,259
	Progressive Corp.	265,951	34,496
	Blue Owl Capital, Inc., Class A	2,891,712	30,652
	Arch Capital Group, Ltd.1	458,700	28,797
	Goldman Sachs Group, Inc.	74,300	25,513
	Tradeweb Markets, Inc., Class A	390,000	25,323
	Ares Management Corp., Class A	310,500	21,251
	SVB Financial Group1	87,300	20,091
	Ryan Specialty Holdings, Inc., Class A1	455,200	18,895
	Brookfield Corp., Class A	585,103	18,407
	Trupanion, Inc.1,2	287,655	13,672
	Brookfield Asset Management, Ltd., Class A	146,275	4,194

			1,796,618

American Funds Insurance Series    61

Growth Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Materials	Silgan Holdings, Inc.	2,858,000	$ 148,159
3.15%	Wheaton Precious Metals Corp.	3,674,000	143,580
	Linde PLC	373,860	121,946
	Grupo México, SAB de CV, Series B	25,356,800	89,018
	Barrick Gold Corp.	4,058,000	69,716
	CF Industries Holdings, Inc.	743,000	63,304
	ATI, Inc.1	2,070,860	61,836
	Royal Gold, Inc.	517,000	58,276
	Franco-Nevada Corp.	390,000	53,163
	Nutrien, Ltd. (CAD denominated)	665,949	48,618
	Steel Dynamics, Inc.	394,900	38,582
	Albemarle Corp.	144,809	31,403
	Mosaic Co.	678,459	29,764
	Summit Materials, Inc., Class A	570,855	16,206

			973,571

Consumer staples	Costco Wholesale Corp.	253,000	115,494
2.28%	British American Tobacco PLC	2,768,763	109,850
	Performance Food Group Co.1	1,743,000	101,774
	Constellation Brands, Inc., Class A	334,017	77,408
	Archer Daniels Midland Company	784,800	72,869
	Altria Group, Inc.	1,440,000	65,822
	Monster Beverage Corp.1	577,600	58,644
	Estée Lauder Companies, Inc., Class A	211,111	52,379
	Molson Coors Beverage Company, Class B, restricted voting shares	608,423	31,346
	Philip Morris International, Inc.	201,113	20,355

			705,941

Utilities	PG&E Corp.1	9,227,065	150,032
0.79%	AES Corp.	1,085,884	31,230
	CenterPoint Energy, Inc.	953,746	28,603
	Constellation Energy Corp.	242,227	20,882
	Edison International	199,191	12,673

			243,420

Real estate	Equinix, Inc. REIT	51,784	33,920
0.11%	Total common stocks (cost: $20,777,099,000)
			29,698,217

Preferred securities 0.19%

Information	PsiQuantum Corp., Series D, preferred shares1,3,4	906,761	24,501
technology	Samsung Electronics Co., Ltd., nonvoting preferred shares	531,000	21,366
0.16%	Tipalti Solutions, Ltd., Series F, preferred shares1,3,4	406,310	2,385
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares1,3,4	52,656	1,469
			49,721

Industrials	ABL Space Systems Co., Series B2, preferred shares1,3,4	153,713	5,775
0.03%	Einride AB, Series C, preferred shares1,3,4	77,647	2,640
			8,415
	Total preferred securities (cost: $68,091,000)
			58,136

62    American Funds Insurance Series

Growth Fund (continued)

Convertible stocks 0.03%			Value
		Shares	(000)

Financials	KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	125,800	$7,202
0.03%	Total convertible stocks (cost: $7,758,000)
			7,202

Convertible bonds & notes 0.02%		Principal amount

		(000)

Consumer staples	JUUL Labs, Inc., convertible notes, 7.00% PIK 2/3/20253,4,5	USD46,459	4,646
0.01%

Industrials	Einride AB, convertible notes, 7.00% 2/1/20233,4	2,500	2,500
0.01%	Total convertible bonds & notes (cost: $46,042,000)
			7,146

Bonds, notes & other debt instruments 0.05%

Corporate bonds, notes & loans 0.05%

Consumer	Royal Caribbean Cruises, Ltd. 5.50% 4/1/20286	19,060	15,245
discretionary	Total bonds, notes & other debt instruments (cost: $14,159,000)
			15,245
0.05%

Short-term securities 3.86%

Shares

Money market investments 3.70%

Capital Group Central Cash Fund 4.31%7,8	11,426,693	1,142,555

Money market investments purchased with collateral from securities on loan 0.16%

Capital Group Central Cash Fund 4.31%7,8,9	244,125	24,410
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.15%7,9	13,667,057	13,667
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 4.22%7,9	12,203,079	12,203
		50,280
Total short-term securities (cost: $1,192,617,000)
		1,192,835
Total investment securities 100.27% (cost: $22,105,766,000)
		30,978,781
Other assets less liabilities (0.27)%		(82,433)
Net assets 100.00%
		$30,896,348

Investments in affiliates8

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2022	Additions	Reductions	loss	appreciation	12/31/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 3.78%
Money market investments 3.70%
Capital Group Central Cash Fund 4.31%7	$1,610,187	$4,675,615	$5,142,944	$(325)	$22	$1,142,555	$22,361
Money market investments purchased with collateral
from securities on loan 0.08%
Capital Group Central Cash Fund 4.31%7,9	20,304	4,10610				24,410	—11
Total 3.78%
				$(325)	$22	$1,166,965	$22,361

American Funds Insurance Series    63

Growth Fund (continued)

Restricted securities4

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Verily Life Sciences, LLC1,3	12/21/2018	$37,000	$45,222.14%
PsiQuantum Corp., Series D, preferred shares1,3	5/28/2021	23,781	24,501.08
Stripe, Inc., Class B1,3	5/6/2021	6,766	4,704.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares1,3	3/15/2021	2,113	1,469.00
ABL Space Systems Co., Series B2, preferred shares1,3	10/22/2021	10,452	5,775.02
Einride AB, Series C, preferred shares1,3	11/23/2022	2,640	2,640.01
Einride AB, convertible notes, 7.00% 2/1/20233	1/7/2022	2,500	2,500.01
JUUL Labs, Inc., convertible notes, 7.00% PIK 2/3/20253,5	2/3/2020-11/3/2022	43,542	4,646.01
Tipalti Solutions, Ltd., Series F, preferred shares1,3	12/1/2021	6,956	2,385.01
Total
		$135,750	$93,842.30%

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $54,504,000, which represented .18% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Value determined using significant unobservable inputs.

4Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $93,842,000, which represented .30% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

6Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,245,000, which represented .05% of the net assets of the fund.

7Rate represents the seven-day yield at 12/31/2022.

8Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

9Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending. 10Represents net activity. Refer to Note 5 for more information on securities lending.

11Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

PIK = Payment In Kind

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

64    American Funds Insurance Series

International Fund

Investment portfolio December 31, 2022

Common stocks 94.99%			Value
		Shares	(000)

Industrials	Recruit Holdings Co., Ltd.	7,310,189	$ 232,492
16.64%	Airbus SE, non-registered shares	1,657,958	197,135
	Safran SA	718,500	89,786
	Melrose Industries PLC	36,613,980	59,524
	Siemens AG	418,132	58,034
	MTU Aero Engines AG	229,720	49,721
	Ashtead Group PLC	645,000	36,847
	DSV A/S	230,223	36,515
	NIBE Industrier AB, Class B	3,878,804	36,271
	Thales SA	271,438	34,700
	Techtronic Industries Co., Ltd.	2,724,000	30,332
	Legrand SA	358,100	28,833
	International Container Terminal Services, Inc.	7,953,240	28,625
	Shenzhen Inovance Technology Co., Ltd., Class A	2,350,967	23,513
	ZTO Express (Cayman), Inc., Class A (ADR)	685,354	18,415
	Diploma PLC	540,545	18,165
	Rumo SA	5,039,366	17,763
	Grab Holdings, Ltd., Class A1	5,356,295	17,247
	Brenntag SE	259,299	16,578
	CCR SA, ordinary nominative shares	5,580,000	11,435
	SMC Corp.	26,900	11,385
	Airports of Thailand PCL, foreign registered shares1	5,078,900	11,000
	Kingspan Group PLC	153,796	8,281
	Larsen & Toubro, Ltd.	327,351	8,232
	Bureau Veritas SA	292,900	7,709
	AB Volvo, Class B	396,824	7,185
	LIXIL Corp.	441,700	6,731
	Fluidra, SA, non-registered shares	432,985	6,715
	BAE Systems PLC	617,024	6,377
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	846,334	2,578

			1,118,124

Information	SK hynix, Inc.	3,255,725	195,968
technology	Shopify, Inc., Class A, subordinate voting shares1	4,215,370	146,315
13.74%	ASML Holding NV	210,218	113,792
	Taiwan Semiconductor Manufacturing Company, Ltd.	6,501,000	94,750
	Nice, Ltd. (ADR)1	432,150	83,102
	Fujitsu, Ltd.	437,900	57,990
	Lasertec Corp.	320,511	53,238
	Samsung Electronics Co., Ltd.	631,500	27,848
	NXP Semiconductors NV	173,200	27,371
	Disco Corp.	65,800	18,915
	Atlassian Corp., Class A1	107,001	13,769
	OBIC Co., Ltd.	83,700	12,374
	Constellation Software, Inc.	7,730	12,069
	TELUS International (Cda), Inc., subordinate voting shares1	526,752	10,424
	Suse SA1,2	576,586	10,410
	Kingdee International Software Group Co., Ltd.1	4,786,000	10,188
	Dassault Systemes SE	277,000	9,991
	ASM International NV	25,152	6,368
	Infosys, Ltd.	329,392	5,967
	Tata Consultancy Services, Ltd.	113,863	4,483
	Canva, Inc.1,3,4	4,819	4,282
	PagSeguro Digital, Ltd., Class A1	426,548	3,728
			923,342

Health care	Daiichi Sankyo Company, Ltd.	9,749,808	312,457
12.52%	Novo Nordisk A/S, Class B	1,255,260	169,962
	Olympus Corp.	5,808,100	102,662
	Bayer AG	841,261	43,436

American Funds Insurance Series    65

International Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Siemens Healthineers AG	833,668	$ 41,705
(continued)	Grifols, SA, Class A, non-registered shares1	2,789,283	32,345
	Grifols, SA, Class B (ADR)1	793,690	6,747
	WuXi Biologics (Cayman), Inc.1	2,504,066	19,224
	HOYA Corp.	198,300	19,187
	M3, Inc.	644,835	17,566
	EssilorLuxottica	80,200	14,604
	Insulet Corp.1	46,653	13,734
	Takeda Pharmaceutical Company, Ltd.	361,300	11,285
	Hapvida Participações e Investimentos SA1	8,863,653	8,528
	Ambu AS, Class B, non-registered shares1	662,880	8,411
	Eurofins Scientific SE, non-registered shares	98,473	7,091
	WuXi AppTec Co., Ltd., Class A	288,960	3,345
	WuXi AppTec Co., Ltd., Class H	312,000	3,297
	bioMérieux SA	58,300	6,131

			841,717

Materials	First Quantum Minerals, Ltd.	10,951,800	228,823
10.64%	Fortescue Metals Group, Ltd.	12,796,750	178,403
	Vale SA (ADR), ordinary nominative shares	6,886,607	116,865
	Vale SA, ordinary nominative shares	770,681	12,974
	Shin-Etsu Chemical Co., Ltd.	563,500	68,654
	JSR Corp.	1,681,700	33,144
	Ivanhoe Mines, Ltd., Class A1	3,403,051	26,893
	Wacker Chemie AG	147,773	18,887
	Linde PLC	35,287	11,510
	Koninklijke DSM NV	93,550	11,469
	BASF SE	136,760	6,789
	Yunnan Energy New Material Co., Ltd., Class A	19,136	362

			714,773

Energy	Reliance Industries, Ltd.	9,393,560	288,158
10.48%	Canadian Natural Resources, Ltd. (CAD denominated)	1,562,283	86,756
	Neste OYJ	1,756,952	81,150
	Woodside Energy Group, Ltd.	3,071,566	74,317
	Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	6,724,576	71,617
	TotalEnergies SE	1,147,298	71,609
	Shell PLC (GBP denominated)	573,839	16,307
	Cenovus Energy, Inc. (CAD denominated)	725,880	14,084

			703,998

Consumer	MercadoLibre, Inc.1	128,451	108,700
discretionary	Evolution AB	960,556	93,812
9.06%	Sony Group Corp.	920,500	70,194
	Galaxy Entertainment Group, Ltd.	9,204,000	60,944
	LVMH Moët Hennessy-Louis Vuitton SE	72,682	52,799
	Flutter Entertainment PLC1	313,163	42,911
	Ferrari NV (EUR denominated)	177,292	37,933
	Kering SA	70,951	36,312
	Maruti Suzuki India, Ltd.	303,300	30,675
	Entain PLC	1,832,094	29,375
	Coupang, Inc., Class A1	1,304,214	19,185
	Mercedes-Benz Group AG	136,786	8,976
	InterContinental Hotels Group PLC	155,468	8,949
	Aptiv PLC1	84,000	7,823
			608,588

66    American Funds Insurance Series

International Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Kotak Mahindra Bank, Ltd.	7,207,964	$ 158,591
9.05%	AIA Group, Ltd.	12,210,576	134,524
	Aegon NV	12,263,736	62,212
	HDFC Bank, Ltd.	2,216,455	43,632
	HDFC Bank, Ltd. (ADR)	207,750	14,212
	Nu Holdings, Ltd., Class A1	8,115,368	33,030
	Bajaj Finance, Ltd.	396,342	31,369
	ING Groep NV	2,331,678	28,447
	Axis Bank, Ltd.	1,917,190	21,549
	FinecoBank SpA	1,211,135	20,184
	Futu Holdings, Ltd. (ADR)1	375,890	15,280
	China Merchants Bank Co., Ltd., Class A	2,726,800	14,621
	B3 SA-Brasil, Bolsa, Balcao	4,413,000	11,041
	Allfunds Group PLC	1,266,915	8,853
	Bajaj Finserv, Ltd.	325,950	6,074
	XP, Inc., Class A1	292,000	4,479
			608,098

Communication	Sea, Ltd., Class A (ADR)1	3,557,478	185,096
services	Bharti Airtel, Ltd.	12,732,125	123,766
6.20%	Bharti Airtel, Ltd., interim shares	836,308	4,373
	Universal Music Group NV	1,717,633	41,462
	Informa PLC	3,630,108	27,216
	Ubisoft Entertainment SA1	518,403	14,715
	Singapore Telecommunications, Ltd.	5,800,500	11,136
	Vivendi SE	907,392	8,683
	Yandex NV, Class A1,3	313,000	—5
			416,447

Consumer staples	Kweichow Moutai Co., Ltd., Class A	224,223	55,485
4.31%	Danone SA	878,392	46,277
	Seven & i Holdings Co., Ltd.	984,200	42,102
	Treasury Wine Estates, Ltd.	4,139,490	38,250
	British American Tobacco PLC	911,000	36,144
	Kobe Bussan Co., Ltd.	754,900	21,791
	CP ALL PCL, foreign registered shares	9,053,300	17,849
	Nestlé SA	78,463	9,061
	Dabur India, Ltd.	933,875	6,324
	Shiseido Company, Ltd.	122,000	6,012
	Essity Aktiebolag, Class B	211,237	5,544
	Pernod Ricard SA	22,974	4,516
	Diageo PLC	13,194	583

			289,938

Utilities	ENN Energy Holdings, Ltd.	8,532,700	119,038
1.77%

Real estate	ESR Group, Ltd.	14,852,600	31,175
0.58%	Ayala Land, Inc.	14,181,500	7,891

			39,066
	Total common stocks (cost: $5,702,657,000)
			6,383,129
Preferred securities 0.79%

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares1	2,274,930	19,221
0.29%

American Funds Insurance Series    67

International Fund (continued)

Preferred securities (continued)			Value
		Shares	(000)

Energy	Petróleo Brasileiro SA (Petrobras), preferred nominative shares	2,980,131	$13,829
0.20%

Financials	Itaú Unibanco Holding SA, preferred nominative shares	2,246,000	10,635
0.16%

Consumer	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares1	88,248	8,953
discretionary

0.13%

Information	Canva, Inc., Series A, noncumulative preferred shares1,3,4	422	375
technology	Canva, Inc., Series A-3, noncumulative preferred shares1,3,4	18	16
0.01%	Canva, Inc., Series A-4, noncumulative preferred shares1,3,4	1	1
			392
	Total preferred securities (cost: $78,028,000)
			53,030
Rights & warrants 0.13%

Health care	WuXi AppTec Co., Ltd., Class A, warrants, expire 11/21/20231,6	729,706	8,446
0.13%	Total rights & warrants (cost: $8,772,000)
			8,446

Short-term securities 4.57%

Money market investments 4.55%

	Capital Group Central Cash Fund 4.31%7,8	3,060,530	306,023

Money market investments purchased with collateral from securities on loan 0.02%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 4.15%7,9	603,851	604
	Capital Group Central Cash Fund 4.31%7,8,9	4,223	422
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 4.22%7,9	420,189	420
			1,446
	Total short-term securities (cost: $307,420,000)
			307,469
	Total investment securities 100.48% (cost: $6,096,877,000)
			6,752,074
	Other assets less liabilities (0.48)%		(32,493)
	Net assets 100.00%
			$6,719,581

68    American Funds Insurance Series

International Fund (continued)

Investments in affiliates8

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2022	Additions	Reductions	loss	depreciation	12/31/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 4.56%
Money market investments 4.55%
Capital Group Central Cash Fund 4.31%7	$977,398	$1,494,158	$2,165,364	$(112)	$(57)	$306,023	$9,392
Money market investments purchased with collateral
from securities on loan 0.01%
Capital Group Central Cash Fund 4.31%7,9	34,059		33,63710			422	—11
Total 4.56%
				$(112)	$(57)	$306,445	$9,392

Restricted securities4

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Canva, Inc.1,3	8/26/2021-11/4/2021	$8,215	$4,282.06%
Canva, Inc., Series A, noncumulative preferred shares1,3	11/4/2021	719	375.01
Canva, Inc., Series A-3, noncumulative preferred shares1,3	11/4/2021	31	16.00
Canva, Inc., Series A-4, noncumulative preferred shares1,3	11/4/2021	2	1.00
Total
		$8,967	$4,674.07%

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $1,530,000, which represented .02% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Value determined using significant unobservable inputs.

4Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $4,674,000, which represented .07% of the net assets of the fund.

5Amount less than one thousand.

6Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,446,000, which represented

.13% of the net assets of the fund.

7Rate represents the seven-day yield at 12/31/2022.

8Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

9Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending. 10Represents net activity. Refer to Note 5 for more information on securities lending.

11Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

Refer to the notes to financial statements.

American Funds Insurance Series    69

New World Fund

Investment portfolio December 31, 2022

Common stocks 90.37%			Value
		Shares	(000)

Information	Microsoft Corp.	343,380	$ 82,348
technology	Taiwan Semiconductor Manufacturing Company, Ltd.	3,763,000	54,844
14.17%	Broadcom, Inc.	50,719	28,359
	ASML Holding NV	52,210	28,261
	Micron Technology, Inc.	505,143	25,247
	Wolfspeed, Inc.1	312,105	21,548
	Mastercard, Inc., Class A	47,073	16,369
	Apple, Inc.	114,398	14,864
	Tata Consultancy Services, Ltd.	274,095	10,793
	Visa, Inc., Class A	50,545	10,501
	Keyence Corp.	23,700	9,279
	Infosys, Ltd. (ADR)	342,942	6,176
	Infosys, Ltd.	131,247	2,378
	SAP SE	70,089	7,233
	Silergy Corp.	459,376	6,514
	Synopsys, Inc.1	20,004	6,387
	TELUS International (Cda), Inc., subordinate voting shares1	321,870	6,370
	Samsung Electronics Co., Ltd.	143,145	6,312
	NVIDIA Corp.	42,638	6,231
	EPAM Systems, Inc.1	18,611	6,100
	PagSeguro Digital, Ltd., Class A1	674,012	5,891
	Edenred SA	100,382	5,462
	Accenture PLC, Class A	20,142	5,375
	Network International Holdings PLC1	1,472,831	5,275
	Nokia Corp.	1,113,649	5,174
	Tokyo Electron, Ltd.	15,700	4,664
	Nice, Ltd. (ADR)1	23,806	4,578
	Kingdee International Software Group Co., Ltd.1	2,128,000	4,530
	Lasertec Corp.	27,100	4,501
	Amadeus IT Group SA, Class A, non-registered shares1	70,704	3,646
	Applied Materials, Inc.	36,011	3,507
	MediaTek, Inc.	142,000	2,884
	ASM International NV	10,858	2,749
	SK hynix, Inc.	41,006	2,468
	Trimble, Inc.1	41,404	2,093
	Logitech International SA	31,053	1,927
	Euronet Worldwide, Inc.1	19,369	1,828
	KLA Corp.	4,743	1,788
	Coforge, Ltd.	33,028	1,544
	Cognizant Technology Solutions Corp., Class A	25,905	1,482
	Globant SA1	8,094	1,361
	Hamamatsu Photonics KK	25,400	1,222
	Hundsun Technologies, Inc., Class A	198,090	1,153
	Atlassian Corp., Class A1	8,731	1,124
	VeriSign, Inc.1	4,446	913
	MKS Instruments, Inc.	8,486	719
	StoneCo, Ltd., Class A1	67,249	635
	Autodesk, Inc.1	3,359	628
	Disco Corp.	2,100	604
	Advanced Micro Devices, Inc.1	8,455	548
	Canva, Inc.1,2,3	385	342
	Intel Corp.	3,575	95

			436,824

Financials	Kotak Mahindra Bank, Ltd.	2,819,943	62,045
13.94%	AIA Group, Ltd.	4,251,600	46,840
	Ping An Insurance (Group) Company of China, Ltd., Class H	4,499,844	29,700
	HDFC Bank, Ltd.	1,423,436	28,021
	B3 SA-Brasil, Bolsa, Balcao	10,338,358	25,867
	Capitec Bank Holdings, Ltd.	206,384	22,575
	Bajaj Finance, Ltd.	215,621	17,066

70    American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	ICICI Bank, Ltd.	967,310	$ 10,368
(continued)	ICICI Bank, Ltd. (ADR)	290,583	6,361
	AU Small Finance Bank, Ltd.	1,923,084	15,145
	Bank Central Asia Tbk PT	20,947,600	11,484
	UniCredit SpA	750,471	10,672
	Industrial and Commercial Bank of China, Ltd., Class H	20,423,000	10,519
	Nu Holdings, Ltd., Class A1	2,383,890	9,702
	Bank Mandiri (Persero) Tbk PT	15,218,600	9,671
	XP, Inc., Class A1	602,058	9,236
	China Merchants Bank Co., Ltd., Class H	1,461,000	8,099
	Discovery, Ltd.1	1,031,032	7,486
	Banco Bilbao Vizcaya Argentaria, SA	1,202,030	7,259
	Bank Rakyat Indonesia (Persero) Tbk PT	19,736,600	6,257
	Eurobank Ergasias Services and Holdings SA1	5,321,431	6,007
	Bank of Baroda	2,476,327	5,528
	Moody’s Corp.	17,666	4,922
	United Overseas Bank, Ltd.	191,900	4,401
	Canara Bank	1,094,165	4,386
	Erste Group Bank AG	135,838	4,332
	East Money Information Co., Ltd., Class A	1,416,356	3,955
	Alpha Services and Holdings SA1	3,535,444	3,772
	Hong Kong Exchanges and Clearing, Ltd.	76,500	3,306
	Bajaj Finserv, Ltd.	176,756	3,294
	Standard Bank Group, Ltd.	330,214	3,261
	Aon PLC, Class A	10,455	3,138
	DBS Group Holdings, Ltd.	122,873	3,111
	Grupo Financiero Banorte, SAB de CV, Series O	393,905	2,828
	China Pacific Insurance (Group) Co., Ltd., Class H	1,158,294	2,558
	Postal Savings Bank of China Co., Ltd., Class H	3,919,000	2,421
	Bank of Ningbo Co., Ltd., Class A	498,700	2,329
	S&P Global, Inc.	6,883	2,305
	National Bank of Greece SA1	482,747	1,931
	Piramal Enterprises, Ltd.	169,260	1,690
	Banco Santander México, SA, Institución de Banca Múltiple,
	Grupo Financiero Santander México, Class B	1,294,654	1,515
	Lufax Holding, Ltd. (ADR)	751,404	1,458
	China Construction Bank Corp., Class H	2,110,000	1,322
	TISCO Financial Group PCL, foreign registered shares	343,800	983
	Fairfax Financial Holdings, Ltd., subordinate voting shares	1,008	597
	HDFC Life Insurance Company, Ltd.	23,813	162
	Moscow Exchange MICEX-RTS PJSC1,2	438,203	—4
	Sberbank of Russia PJSC1,2	2,662,164	—4
			429,885

Health care	Novo Nordisk A/S, Class B	469,272	63,539
13.14%	Thermo Fisher Scientific, Inc.	72,737	40,056
	Eli Lilly and Company	98,730	36,119
	AstraZeneca PLC	199,832	27,120
	Max Healthcare Institute, Ltd.1	4,642,420	24,670
	PerkinElmer, Inc.	129,804	18,201
	Abbott Laboratories	165,381	18,157
	BeiGene, Ltd. (ADR)1	65,681	14,446
	BeiGene, Ltd.1	44,100	753
	Jiangsu Hengrui Medicine Co., Ltd., Class A	2,545,088	14,110
	EssilorLuxottica	72,078	13,125
	Danaher Corp.	48,758	12,941
	Rede D’Or Sao Luiz SA	1,633,717	9,153
	Hypera SA, ordinary nominative shares	1,024,373	8,770
	Pfizer, Inc.	167,880	8,602
	Laurus Labs, Ltd.	1,901,101	8,597
	WuXi Biologics (Cayman), Inc.1	1,102,600	8,465

American Funds Insurance Series    71

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	CSL, Ltd.	41,156	$ 8,025
(continued)	Olympus Corp.	386,100	6,825
	Carl Zeiss Meditec AG, non-registered shares	52,892	6,676
	CanSino Biologics, Inc., Class H	673,696	5,763
	WuXi AppTec Co., Ltd., Class H	268,500	2,837
	WuXi AppTec Co., Ltd., Class A	203,359	2,354
	Siemens Healthineers AG	100,533	5,029
	Hapvida Participações e Investimentos SA1	4,948,421	4,761
	Zoetis, Inc., Class A	31,997	4,689
	Innovent Biologics, Inc.1	1,062,373	4,561
	Straumann Holding AG	28,092	3,181
	Legend Biotech Corp. (ADR)1	63,359	3,163
	Hutchmed China, Ltd.1,5	786,002	2,418
	Shionogi & Co., Ltd.	46,400	2,308
	Teva Pharmaceutical Industries, Ltd. (ADR)1	238,996	2,180
	Mettler-Toledo International, Inc.1	1,435	2,074
	OdontoPrev SA, ordinary nominative shares	1,000,547	1,711
	Align Technology, Inc.1	7,299	1,539
	Asahi Intecc Co., Ltd.	91,600	1,510
	Genus PLC	40,970	1,477
	Angelalign Technology, Inc.	85,000	1,340
	Medtronic PLC	16,413	1,276
	Merck KGaA	5,502	1,066
	Bayer AG	16,010	827
	Zai Lab, Ltd. (ADR)1	16,060	493
	Shandong Pharmaceutical Glass Co., Ltd., Class A	66,700	272

			405,179

Industrials	Airbus SE, non-registered shares	370,290	44,028
10.83%	General Electric Co.	229,310	19,214
	Larsen & Toubro, Ltd.	722,885	18,180
	Safran SA	141,435	17,674
	IMCD NV	113,074	16,151
	DSV A/S	97,381	15,445
	Shenzhen Inovance Technology Co., Ltd., Class A	1,435,674	14,359
	Copa Holdings, SA, Class A1	172,274	14,328
	Carrier Global Corp.	342,044	14,109
	International Container Terminal Services, Inc.	3,660,200	13,173
	Grab Holdings, Ltd., Class A1	3,941,298	12,691
	Rumo SA	3,544,401	12,493
	Caterpillar, Inc.	38,431	9,207
	ZTO Express (Cayman), Inc., Class A (ADR)	294,858	7,923
	Daikin Industries, Ltd.	45,200	6,953
	Mitsui & Co., Ltd.	239,100	6,952
	InPost SA1	768,099	6,492
	TransDigm Group, Inc.	9,831	6,190
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,015,524	6,140
	Suzhou Maxwell Technologies Co., Ltd., Class A	89,800	5,321
	Thales SA	39,462	5,045
	Interpump Group SpA	109,354	4,954
	Boeing Company1	25,403	4,839
	Raytheon Technologies Corp.	39,064	3,942
	Contemporary Amperex Technology Co., Ltd., Class A	67,547	3,825
	Wizz Air Holdings PLC1	153,309	3,512
	Siemens AG	24,155	3,353
	Centre Testing International Group Co., Ltd.	953,496	3,059
	SMC Corp.	7,000	2,963
	BAE Systems PLC	273,358	2,825
	Spirax-Sarco Engineering PLC	21,156	2,718
	Epiroc AB, Class B	153,337	2,472
	Bharat Electronics, Ltd.	1,997,357	2,412

72    American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Legrand SA	28,999	$ 2,335
(continued)	Bureau Veritas SA	85,112	2,240
	ABB, Ltd.	71,165	2,168
	AirTAC International Group	70,000	2,119
	Techtronic Industries Co., Ltd.	180,500	2,010
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	138,094	1,978
	Hitachi, Ltd.	32,800	1,651
	Atlas Copco AB, Class B	128,644	1,374
	Nidec Corp.	25,100	1,307
	Haitian International Holdings, Ltd.	485,000	1,297
	Experian PLC	27,683	942
	CCR SA, ordinary nominative shares	343,384	704
	Vicor Corp.1	8,616	463
	Hefei Meyer Optoelectronic Technology, Inc., Class A	126,100	434

			333,964

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	58,437	42,451
discretionary	MercadoLibre, Inc.1	33,916	28,701
10.70%	Midea Group Co., Ltd., Class A	3,015,168	22,397
	Hermès International	13,597	20,982
	Evolution AB	195,296	19,073
	Li Ning Co., Ltd.	2,222,001	19,068
	Galaxy Entertainment Group, Ltd.	2,661,000	17,620
	General Motors Company	464,326	15,620
	H World Group, Ltd. (ADR)	205,118	8,701
	H World Group, Ltd.	611,320	2,631
	YUM! Brands, Inc.	70,324	9,007
	Trip.com Group, Ltd. (ADR)1	243,784	8,386
	Zhongsheng Group Holdings, Ltd.	1,519,000	7,743
	Kering SA	13,551	6,935
	NIKE, Inc., Class B	56,533	6,615
	Jumbo SA	367,791	6,278
	Astra International Tbk PT	16,312,800	5,943
	IDP Education, Ltd.	294,204	5,437
	Industria de Diseño Textil, SA	198,585	5,288
	Marriott International, Inc., Class A	35,444	5,277
	JD.com, Inc., Class A	181,431	5,100
	Titan Co., Ltd.	153,168	4,794
	Tesla, Inc.1	36,323	4,474
	adidas AG	32,573	4,447
	Prosus NV, Class N	63,003	4,325
	Alibaba Group Holding, Ltd.1	377,472	4,168
	Americanas SA, ordinary nominative shares	1,839,202	3,362
	Lear Corp.	22,412	2,779
	Airbnb, Inc., Class A1	32,220	2,755
	Melco Resorts & Entertainment, Ltd. (ADR)1	237,753	2,734
	Maruti Suzuki India, Ltd.	24,671	2,495
	Aptiv PLC1	23,648	2,202
	Booking Holdings, Inc.1	1,083	2,183
	InterContinental Hotels Group PLC	37,749	2,173
	JD Health International, Inc.1	233,200	2,133
	Naspers, Ltd., Class N	10,720	1,767
	Stellantis NV	121,859	1,726
	Inchcape PLC	158,322	1,563
	Shangri-La Asia, Ltd.1	1,882,000	1,542
	Magazine Luiza SA1	2,856,097	1,482
	Levi Strauss & Co., Class A	89,390	1,387
	Sands China, Ltd.1	367,200	1,216
	Renault SA1	31,040	1,034
	FSN E-Commerce Ventures, Ltd.	499,594	932
	Flutter Entertainment PLC1	6,201	850

American Funds Insurance Series    73

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Cie. Financière Richemont SA, Class A	6,488	$840
discretionary	Gree Electric Appliances, Inc. of Zhuhai, Class A	132,946	617
(continued)	Jiumaojiu International Holdings, Ltd.	196,000	517
	Cyrela Brazil Realty SA, ordinary nominative shares	115,141	285
	Ozon Holdings PLC (ADR)1,2	209,599	—4
			330,035

Materials	Vale SA (ADR), ordinary nominative shares	1,657,863	28,134
7.96%	Vale SA, ordinary nominative shares	1,563,228	26,316
	First Quantum Minerals, Ltd.	1,427,502	29,826
	Freeport-McMoRan, Inc.	632,561	24,037
	Asian Paints, Ltd.	524,675	19,588
	Albemarle Corp.	72,979	15,826
	Linde PLC	43,780	14,280
	Sika AG	54,150	13,066
	Pidilite Industries, Ltd.	359,013	11,037
	Barrick Gold Corp.	348,685	5,990
	Shin-Etsu Chemical Co., Ltd.	46,300	5,641
	LANXESS AG	133,996	5,408
	Sociedad Química y Minera de Chile SA, Class B (ADR)	59,883	4,781
	Wacker Chemie AG	33,237	4,248
	Gerdau SA (ADR)	743,704	4,120
	Givaudan SA	1,316	4,012
	Loma Negra Compania Industrial Argentina SA (ADR)	505,941	3,466
	Fresnillo PLC	299,094	3,247
	Jindal Steel & Power, Ltd.	427,648	2,989
	Shandong Sinocera Functional Material Co., Ltd., Class A	551,700	2,189
	Wheaton Precious Metals Corp.	52,459	2,050
	OCI NV	50,734	1,810
	Amcor PLC (CDI)	142,086	1,703
	Arkema SA	18,241	1,645
	CCL Industries, Inc., Class B, nonvoting shares	34,789	1,486
	Umicore SA	37,150	1,371
	Koninklijke DSM NV	11,145	1,366
	Grupo México, SAB de CV, Series B	372,626	1,308
	Corteva, Inc.	19,893	1,169
	Glencore PLC	166,729	1,115
	Yunnan Energy New Material Co., Ltd., Class A	53,564	1,012
	BASF SE	13,092	650
	Navin Fluorine International, Ltd.	7,411	364
	Polymetal International PLC1	76,572	228
	Alrosa PJSC1,2	1,123,215	—4
			245,478

Consumer staples	Kweichow Moutai Co., Ltd., Class A	119,607	29,597
6.23%	ITC, Ltd.	4,065,758	16,297
	Bunge, Ltd.	149,915	14,957
	Anheuser-Busch InBev SA/NV	179,767	10,807
	Nestlé SA	92,198	10,648
	Constellation Brands, Inc., Class A	41,910	9,713
	Philip Morris International, Inc.	89,011	9,009
	Varun Beverages, Ltd.	520,713	8,291
	Ajinomoto Co., Inc.	270,999	8,263
	Monster Beverage Corp.1	79,331	8,054
	Carlsberg A/S, Class B	47,845	6,334
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	3,616,697	6,138
	Pernod Ricard SA	31,035	6,100
	Raia Drogasil SA, ordinary nominative shares	1,191,066	5,351
	Avenue Supermarts, Ltd.1	96,957	4,752
	Japan Tobacco, Inc.	232,900	4,709

74    American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	Arca Continental, SAB de CV	559,188	$ 4,541
(continued)	Dabur India, Ltd.	536,320	3,632
	Uni-Charm Corp.	86,000	3,298
	Mondelez International, Inc.	48,376	3,224
	British American Tobacco PLC	57,762	2,292
	L’Oréal SA, non-registered shares	6,141	2,203
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	189,896	2,174
	Proya Cosmetics Co., Ltd., Class A	83,620	2,015
	Danone SA	34,906	1,839
	United Spirits, Ltd.1	150,135	1,593
	Essity Aktiebolag, Class B	59,261	1,555
	Monde Nissin Corp.	7,788,000	1,553
	Wuliangye Yibin Co., Ltd., Class A	51,771	1,340
	Reckitt Benckiser Group PLC	18,928	1,317
	Diageo PLC	9,646	426
	X5 Retail Group NV (GDR)1,2	88,147	—4
			192,022

Communication	Sea, Ltd., Class A (ADR)1	440,837	22,937
services	Alphabet, Inc., Class C1	170,931	15,167
5.12%	Alphabet, Inc., Class A1	70,628	6,231
	Bharti Airtel, Ltd.	1,936,137	18,821
	Bharti Airtel, Ltd., interim shares	80,154	419
	Tencent Holdings, Ltd.	398,700	16,946
	MTN Group, Ltd.	1,937,113	14,510
	América Móvil, SAB de CV, Series L (ADR)	579,878	10,554
	Netflix, Inc.1	32,399	9,554
	Meta Platforms, Inc., Class A1	66,844	8,044
	Telefónica, SA, non-registered shares	2,013,890	7,294
	NetEase, Inc.	215,200	3,137
	NetEase, Inc. (ADR)	26,801	1,946
	Vodafone Group PLC	4,478,968	4,540
	Indus Towers, Ltd.	1,704,995	3,916
	Activision Blizzard, Inc.	51,137	3,914
	Singapore Telecommunications, Ltd.	1,920,800	3,688
	JCDecaux SE1	88,804	1,689
	Telefônica Brasil SA, ordinary nominative shares	222,879	1,619
	TIM SA	649,389	1,525
	Informa PLC	166,372	1,247
	Sitios Latinoamerica, SAB de CV, Class B11	531,908	255
	Yandex NV, Class A1,2	378,730	—4
			157,953

Energy	Reliance Industries, Ltd.	1,922,257	58,967
4.96%	TotalEnergies SE	429,775	26,824
	Baker Hughes Co., Class A	400,704	11,833
	New Fortress Energy, Inc., Class A	199,711	8,472
	BP PLC	1,438,591	8,366
	Exxon Mobil Corp.	66,625	7,349
	Hess Corp.	42,526	6,031
	Cheniere Energy, Inc.	33,338	4,999
	Aker BP ASA	160,241	4,995
	Chevron Corp.	24,508	4,399
	Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	240,586	2,562
	Shell PLC (GBP denominated)	88,634	2,519
	INPEX Corp.	229,000	2,444
	TechnipFMC PLC1	171,689	2,093

American Funds Insurance Series    75

New World Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Energy	Galp Energia, SGPS, SA, Class B	76,673	$1,037
(continued)	Gazprom PJSC2	945,858	—4
	Rosneft Oil Co. PJSC2	588,661	—4
			152,890

Utilities	ENN Energy Holdings, Ltd.	1,596,100	22,267
1.73%	AES Corp.	494,900	14,233
	Engie SA	433,528	6,210
	Enel SpA	717,325	3,858
	Power Grid Corporation of India, Ltd.	1,407,075	3,622
	China Resources Gas Group, Ltd.	848,600	3,161
	China Gas Holdings, Ltd.	67,400	97

			53,448

Real estate	Macrotech Developers, Ltd.1	1,294,321	17,070
1.59%	American Tower Corp. REIT	36,333	7,698
	ESR Group, Ltd.	2,725,200	5,720
	CK Asset Holdings, Ltd.	920,500	5,667
	BR Malls Participações SA, ordinary nominative shares	3,350,637	5,267
	China Resources Mixc Lifestyle Services, Ltd.	550,000	2,794
	CTP NV	192,994	2,273
	Embassy Office Parks REIT	367,228	1,490
	China Overseas Land & Investment, Ltd.	222,115	586
	Country Garden Services Holdings Co., Ltd.	180,000	446
	Ayala Land, Inc.	198,600	110

			49,121
	Total common stocks (cost: $2,233,829,000)
			2,786,799
Preferred securities 1.05%

Consumer	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares1	43,971	4,461
discretionary	Getir BV, Series D, preferred shares1,2,3	7,768	3,736
0.38%	Porsche Automobil Holding SE, nonvoting preferred shares	60,985	3,346

			11,543

Materials	Gerdau SA, preferred nominative shares	1,533,179	8,529
0.28%

Real estate	QuintoAndar, Ltd., Series E, preferred shares1,2,3	32,657	4,267
0.17%	QuintoAndar, Ltd., Series E-1, preferred shares1,2,3	8,400	1,098
			5,365

Financials	Itaú Unibanco Holding SA, preferred nominative shares	339,548	1,608
0.13%	Itaú Unibanco Holding SA (ADR), preferred nominative shares	151,962	716
	Banco Bradesco SA, preferred nominative shares	619,768	1,778

			4,102

Energy	Petróleo Brasileiro SA (Petrobras) (ADR), preferred nominative shares	129,613	1,204
0.06%	Petróleo Brasileiro SA (Petrobras), preferred nominative shares	156,248	725

			1,929

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares1	71,554	605
0.02%

76    American Funds Insurance Series

New World Fund (continued)

Preferred securities (continued)			Value
		Shares	(000)

Industrials	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares1	169,406	$ 235
0.01%

Information	Canva, Inc., Series A, noncumulative preferred shares1,2,3	34	30
technology	Canva, Inc., Series A-3, noncumulative preferred shares1,2,3	1	1
0.00%
			31

	Total preferred securities (cost: $30,813,000)
			32,339
Rights & warrants 0.00%

Materials	Shandong Sinocera Functional Material Co., Ltd., Class A, warrants,
0.00%	expire 10/30/20231,6	43,474	172

Consumer	Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/20231	37,386	31
discretionary	Total rights & warrants (cost: $183,000)
			203
0.00%
		Principal amount

Bonds, notes & other debt instruments 3.26%
		(000)

Bonds & notes of governments & government agencies outside the U.S. 2.66%

	Abu Dhabi (Emirate of) 2.50% 9/30/20296	USD1,000	899
	Abu Dhabi (Emirate of) 1.70% 3/2/20316	885	732
	Angola (Republic of) 8.25% 5/9/2028	500	457
	Angola (Republic of) 8.00% 11/26/20296	1,100	968
	Angola (Republic of) 8.75% 4/14/20326	280	243
	Argentine Republic 1.00% 7/9/2029	32	9
	Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)7	5,341	1,454
	Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)7	2,217	568
	Argentine Republic 3.875% 1/9/2038 (4.25% on 7/9/2023)7	1,318	420
	Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)7	5,279	1,502
	Armenia (Republic of) 7.15% 3/26/2025	290	294
	Bahrain (Kingdom of) 6.75% 9/20/20296	200	200
	Brazil (Federative Republic of) 10.00% 1/1/2027	BRL19,869	3,461
	Brazil (Federative Republic of) 6.00% 5/15/20278	16,377	3,109
	Chile (Republic of) 3.10% 5/7/2041	USD375	271
	Chile (Republic of) 4.34% 3/7/2042	645	547
	China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY36,200	5,205
	China (People’s Republic of), Series INBK, 3.72% 4/12/2051	34,650	5,410
	Colombia (Republic of) 4.50% 1/28/2026	USD280	264
	Colombia (Republic of) 3.25% 4/22/2032	700	511
	Colombia (Republic of) 8.00% 4/20/2033	200	201
	Colombia (Republic of) 7.375% 9/18/2037	1,090	1,025
	Colombia (Republic of) 5.625% 2/26/2044	520	384
	Colombia (Republic of) 5.20% 5/15/2049	755	517
	Colombia (Republic of) 4.125% 5/15/2051	350	211
	Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	127
	Dominican Republic 6.875% 1/29/2026	USD370	374
	Dominican Republic 8.625% 4/20/20276	575	600
	Dominican Republic 5.50% 2/22/20296	275	254
	Dominican Republic 11.375% 7/6/2029	DOP12,800	221
	Dominican Republic 6.00% 2/22/20336	USD150	136
	Dominican Republic 7.45% 4/30/20446	1,125	1,053
	Dominican Republic 7.45% 4/30/2044	1,000	936
	Dominican Republic 5.875% 1/30/20606	280	206
	Egypt (Arab Republic of) 5.875% 2/16/20316	365	255

American Funds Insurance Series    77

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

Egypt (Arab Republic of) 6.375% 4/11/2031	EUR550	$ 411
Egypt (Arab Republic of) 7.625% 5/29/20326	USD900	669
Egypt (Arab Republic of) 7.625% 5/29/2032	275	204
Egypt (Arab Republic of) 8.50% 1/31/2047	800	536
Egypt (Arab Republic of) 8.875% 5/29/2050	850	578
Egypt (Arab Republic of) 8.75% 9/30/2051	755	510
Egypt (Arab Republic of) 8.15% 11/20/20596	500	329
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024	880	553
Export-Import Bank of India 3.25% 1/15/2030	1,180	1,025
Gabonese Republic 6.95% 6/16/2025	540	513
Gabonese Republic 7.00% 11/24/2031	300	247
Ghana (Republic of) 6.375% 2/11/2027	485	188
Ghana (Republic of) 7.875% 3/26/2027	200	79
Ghana (Republic of) 7.75% 4/7/20296	1,125	423
Ghana (Republic of) 7.625% 5/16/2029	460	174
Ghana (Republic of) 8.125% 3/26/2032	2,130	782
Honduras (Republic of) 6.25% 1/19/2027	1,365	1,208
Honduras (Republic of) 5.625% 6/24/2030	678	547
Honduras (Republic of) 5.625% 6/24/20306	281	227
Indonesia (Republic of) 6.625% 2/17/2037	500	568
Indonesia (Republic of) 5.25% 1/17/2042	840	828
Iraq (Republic of) 6.752% 3/9/2023	960	950
Jordan (Hashemite Kingdom of) 5.75% 1/31/20276	800	773
Kazakhstan (Republic of) 6.50% 7/21/20456	800	836
Kenya (Republic of) 6.875% 6/24/2024	200	185
Kenya (Republic of) 8.25% 2/28/20486	1,800	1,402
Mongolia (State of) 8.75% 3/9/2024	370	359
Mongolia (State of) 4.45% 7/7/2031	300	234
Mozambique (Republic of) 5.00% 9/15/2031 (9.00% on 9/15/2023)7	880	678
Oman (Sultanate of) 4.875% 2/1/20256	565	556
Oman (Sultanate of) 5.375% 3/8/2027	750	736
Oman (Sultanate of) 6.25% 1/25/20316	600	606
Pakistan (Islamic Republic of) 8.25% 9/30/20256	410	199
Pakistan (Islamic Republic of) 6.00% 4/8/20266	380	153
Pakistan (Islamic Republic of) 6.875% 12/5/20276	1,050	416
Pakistan (Islamic Republic of) 7.875% 3/31/2036	200	72
Pakistan (Islamic Republic of) 8.875% 4/8/2051	850	300
Panama (Republic of) 3.75% 4/17/20266	678	639
Panama (Republic of) 4.50% 5/15/2047	1,155	892
Panama (Republic of) 4.50% 4/16/2050	200	152
Panama (Republic of) 4.30% 4/29/2053	400	290
Panama (Republic of) 4.50% 1/19/2063	200	142
Paraguay (Republic of) 4.70% 3/27/20276	400	395
Paraguay (Republic of) 4.95% 4/28/2031	320	310
Peru (Republic of) 3.00% 1/15/2034	425	336
Peru (Republic of) 6.55% 3/14/2037	1,070	1,131
Peru (Republic of) 3.55% 3/10/2051	370	265
Peru (Republic of) 2.78% 12/1/2060	365	214
PETRONAS Capital, Ltd. 4.55% 4/21/20506	400	359
Philippines (Republic of) 1.648% 6/10/2031	580	465
Philippines (Republic of) 6.375% 10/23/2034	820	911
Philippines (Republic of) 3.95% 1/20/2040	700	595
Philippines (Republic of) 3.70% 3/1/2041	505	414
Philippines (Republic of) 2.95% 5/5/2045	790	572
PT Indonesia Asahan Aluminium Tbk 6.757% 11/15/2048	200	188
Qatar (State of) 4.50% 4/23/20286	2,000	2,016
Qatar (State of) 4.50% 4/23/2028	600	605
Romania 2.00% 1/28/2032	EUR1,375	987
Romania 2.00% 4/14/2033	300	207
Romania 5.125% 6/15/20486	USD500	399
Russian Federation 4.25% 6/23/20279	1,000	430

78    American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

	Russian Federation 4.375% 3/21/20296,9	USD800	$ 328
	Russian Federation 5.10% 3/28/20359	1,600	656
	Russian Federation 5.25% 6/23/20479	1,200	492
	Senegal (Republic of) 4.75% 3/13/2028	EUR950	880
	South Africa (Republic of) 5.875% 6/22/2030	USD1,200	1,120
	South Africa (Republic of) 5.875% 4/20/2032	400	362
	Sri Lanka (Democratic Socialist Republic of) 6.125% 6/3/20259	450	147
	Sri Lanka (Democratic Socialist Republic of) 6.85% 11/3/20259	1,904	614
	Sri Lanka (Democratic Socialist Republic of) 6.825% 7/18/20269	1,270	407
	Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/20309	471	150
	Tunisia (Republic of) 6.75% 10/31/2023	EUR465	420
	Tunisia (Republic of) 6.75% 10/31/2023	310	280
	Tunisia (Republic of) 5.625% 2/17/2024	500	422
	Tunisia (Republic of) 5.75% 1/30/2025	USD625	435
	Turkey (Republic of) 11.875% 1/15/2030	800	954
	Turkey (Republic of) 5.875% 6/26/2031	1,170	963
	Turkey (Republic of) 4.875% 4/16/2043	400	261
	Turkey (Republic of) 5.75% 5/11/2047	2,005	1,373
	Ukraine 8.994% 2/1/20269	600	134
	Ukraine 7.75% 9/1/20299	2,328	503
	Ukraine 9.75% 11/1/20309	900	187
	Ukraine 7.375% 9/25/20349	2,180	416
	United Mexican States 4.50% 4/22/2029	300	287
	United Mexican States 4.75% 4/27/2032	870	817
	United Mexican States 4.75% 3/8/2044	1,090	884
	United Mexican States 3.75% 4/19/2071	200	125
	United Mexican States, Series M, 7.50% 6/3/2027	MXN20,360	986
	United Mexican States, Series M, 7.75% 5/29/2031	43,000	2,044
	Venezuela (Bolivarian Republic of) 9.00% 5/7/20239	USD1,383	121
	Venezuela (Bolivarian Republic of) 8.25% 10/13/20249	299	26
	Venezuela (Bolivarian Republic of) 7.65% 4/21/20259	129	11
	Venezuela (Bolivarian Republic of) 11.75% 10/21/20269	64	6
	Venezuela (Bolivarian Republic of) 9.25% 9/15/20279	170	16
	Venezuela (Bolivarian Republic of) 9.25% 5/7/20289	319	29
	Venezuela (Bolivarian Republic of) 7.00% 12/1/20189	64	5
	Venezuela (Bolivarian Republic of) 7.75% 10/13/20199	1,149	92
	Venezuela (Bolivarian Republic of) 6.00% 12/9/20209	950	67
	Venezuela (Bolivarian Republic of) 11.95% 8/5/20319	106	10
	Venezuela (Bolivarian Republic of) 12.75% 8/23/20229	85	7
	Venezuela (Bolivarian Republic of) 7.00% 3/31/20389	107	10
			82,039
Corporate bonds, notes & loans 0.51%

Energy	Oleoducto Central SA 4.00% 7/14/20276	255	225
0.17%	Oleoducto Central SA 4.00% 7/14/2027	200	177
	Petrobras Global Finance Co. 6.85% 6/5/2115	314	266
	Petróleos Mexicanos 6.875% 8/4/2026	800	757
	Petróleos Mexicanos 6.49% 1/23/2027	1,670	1,525
	Petróleos Mexicanos 8.75% 6/2/2029	1,105	1,038
	Petróleos Mexicanos 6.70% 2/16/2032	622	490
	Petrorio Luxembourg SARL 6.125% 6/9/2026	200	191
	PTT Exploration and Production PCL 2.993% 1/15/2030	200	174
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/20516	630	420
			5,263

American Funds Insurance Series    79

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Bangkok Bank PCL 3.733% 9/25/2034
0.09%	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)7	USD800	$670
	CMB International Leasing Management, Ltd. 2.75% 8/12/2030	895	687
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds
	(5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)6,7	600	516
	Power Financial Corp., Ltd. 6.15% 12/6/2028	432	439
	Power Financial Corp., Ltd. 4.50% 6/18/2029	273	253
	Power Financial Corp., Ltd. 3.35% 5/16/2031	310	258

			2,823

Consumer	Alibaba Group Holding, Ltd. 4.20% 12/6/2047	600	461
discretionary	Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	256
0.07%	Arcos Dorados BV 6.125% 5/27/2029	450	437
	Meituan Dianping 3.05% 10/28/20306	800	618
	MercadoLibre, Inc. 3.125% 1/14/2031	400	310
	Sands China, Ltd. 4.875% 6/18/2030	220	193

			2,275

Materials	Braskem Idesa SAPI 7.45% 11/15/2029	775	613
0.05%	Braskem Idesa SAPI 7.45% 11/15/20296	300	237
	GC Treasury Center Co., Ltd. 4.40% 3/30/20326	230	204
	Sasol Financing USA, LLC 5.875% 3/27/2024	500	491

			1,545

Utilities	AES Panama Generation Holdings SRL 4.375% 5/31/20306	280	244
0.04%	Empresas Publicas de Medellin ESP 4.25% 7/18/20296	412	328
	Enfragen Energia Sur SA 5.375% 12/30/2030	969	679

			1,251

Communication	Axiata SPV5 Labuan, Ltd. 3.064% 8/19/2050	357	238
services	PLDT, Inc. 2.50% 1/23/2031	210	165
0.04%	Tencent Holdings, Ltd. 3.975% 4/11/2029	400	369
	Tencent Holdings, Ltd. 3.24% 6/3/20506	580	368
			1,140

Consumer staples	Marfrig Global Foods SA 3.95% 1/29/2031	320	246
0.02%	NBM US Holdings, Inc. 6.625% 8/6/20293	420	407
			653

Industrials	Mexico City Airport Trust 4.25% 10/31/2026	475	454
0.02%

Health care	Rede D’Or Finance SARL 4.50% 1/22/2030	480	414
0.01%	Total corporate bonds, notes & loans
			15,818

U.S. Treasury bonds & notes 0.09%

U.S. Treasury	U.S. Treasury (3-month U.S. Treasury Bill Yield - 0.015%) 4.383% 1/31/202410,11	2,730	2,729
0.09%	Total bonds, notes & other debt instruments (cost: $123,585,000)
			100,586

80    American Funds Insurance Series
New World Fund (continued)

Short-term securities 5.44%

Value

Shares(000)

Money market investments 5.43%

Capital Group Central Cash Fund 4.31%12,13	1,673,444	$ 167,328

Money market investments purchased with collateral from securities on loan 0.01%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 4.15%12,14						149,334	150
	Capital Group Central Cash Fund 4.31%12,13,14						862	86
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 4.22%12,14						58,955	59
								295
	Total short-term securities (cost: $167,602,000)
								167,623
	Total investment securities 100.12% (cost: $2,556,012,000)
								3,087,550
	Other assets less liabilities (0.12)%							(3,766)
	Net assets 100.00%
								$3,083,784
Futures contracts

								Value and
								unrealized
								(depreciation)
							Notional	appreciation
					Number of		amount	at 12/31/2022
Contracts				Type	contracts	Expiration	(000)	(000)

2 Year Euro-Schatz Futures				Long	40	March 2023	USD4,514	$ (18)
5 Year U.S. Treasury Note Futures				Short	14	March 2023	(1,511)	3
10 Year Euro-Bund Futures				Short	18	March 2023	(2,561)	126
10 Year Ultra U.S. Treasury Note Futures				Short	43	March 2023	(5,086)	30
30 Year Ultra U.S. Treasury Bond Futures				Long	53	March 2023	7,118	(48)

								$ 93
Forward currency contracts

								Unrealized
	Contract amount							(depreciation)
								appreciation

Currency purchased		Currency sold					Settlement	at 12/31/2022
(000)		(000)			Counterparty		date	(000)

USD	77	EUR	73		Goldman Sachs		1/11/2023	$ (1)
USD	1,484	EUR	1,409		Goldman Sachs		1/12/2023	(25)
EUR	8	USD	9		Barclays Bank PLC		1/13/2023	—4
USD	1,683	EUR	1,593		JPMorgan Chase		1/13/2023	(24)

								$(50)

American Funds Insurance Series    81

New World Fund (continued)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

						Upfront	Unrealized
				Notional	Value at	premium	appreciation
Reference	Financing	Payment	Expiration	amount	12/31/2022	paid	at 12/31/2022
index	rate paid	frequency	date	(000)	(000)	(000)	(000)

CDX.EM.38	1.00%	Quarterly	12/20/2027	USD2,230	$131	$129	$2

Investments in affiliates13

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2022	Additions	Reductions	loss	appreciation	12/31/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 5.43%
Money market investments 5.43%
Capital Group Central Cash Fund 4.31%12	$216,764	$756,276	$805,673	$(44)	$5	$167,328	$4,331
Money market investments purchased with collateral
from securities on loan 0.00%
Capital Group Central Cash Fund 4.31%12,14	4,255		4,16915			86	—16
Total 5.43%
				$(44)	$5	$167,414	$4,331

Restricted securities3

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

QuintoAndar, Ltd., Series E, preferred shares1,2	5/26/2021	$5,258	$4,267.14%
QuintoAndar, Ltd., Series E-1, preferred shares1,2	12/20/2021	1,716	1,098.04
Getir BV, Series D, preferred shares1,2	5/27/2021	3,500	3,736.12
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	404	407.01
Canva, Inc.1,2	8/26/2021-11/4/2021	656	342.01
Canva, Inc., Series A, noncumulative preferred shares1,2	11/4/2021	58	30.00
Canva, Inc., Series A-3, noncumulative preferred shares1,2	11/4/2021	2	1.00
Total
		$11,594	$9,881.32%

82    American Funds Insurance Series

New World Fund (continued)

1Security did not produce income during the last 12 months.

2Value determined using significant unobservable inputs.

3Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $9,881,000, which represented .32% of the net assets of the fund.

4Amount less than one thousand.

5All or a portion of this security was on loan. The total value of all such securities was $311,000, which represented .01% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

6Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,603,000, which represented .64% of the net assets of the fund.

7Step bond; coupon rate may change at a later date.

8Index-linked bond whose principal amount moves with a government price index.

9Scheduled interest and/or principal payment was not received.

10All or a portion of this security was pledged as collateral. The total value of pledged collateral was $297,000, which represented .01% of the net assets of the fund.

11Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

12Rate represents the seven-day yield at 12/31/2022.

13Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

14Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

15Represents net activity. Refer to Note 5 for more information on securities lending.

16Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CDI = CREST Depository Interest

CNY = Chinese yuan

DOP = Dominican pesos

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

MXN = Mexican pesos

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series    83

Washington Mutual Investors Fund

Investment portfolio December 31, 2022

Common stocks 95.35%			Value
		Shares	(000)

Health care	UnitedHealth Group, Inc.	706,573	$ 374,611
21.99%	Pfizer, Inc.	5,089,889	260,806
	CVS Health Corp.	2,030,283	189,202
	Eli Lilly and Company	436,276	159,607
	Johnson & Johnson	897,185	158,488
	AbbVie, Inc.	926,694	149,763
	AstraZeneca PLC (ADR)	1,747,998	118,514
	Humana, Inc.	211,641	108,400
	Gilead Sciences, Inc.	1,234,157	105,952
	Abbott Laboratories	676,709	74,296
	Cigna Corp.	197,196	65,339
	Elevance Health, Inc.	118,687	60,883
	Danaher Corp.	228,637	60,685
	Bristol-Myers Squibb Company	577,839	41,576
	Novo Nordisk A/S, Class B (ADR)	214,095	28,976
	Zimmer Biomet Holdings, Inc.	179,120	22,838
	Thermo Fisher Scientific, Inc.	38,181	21,026
	Regeneron Pharmaceuticals, Inc.1	25,933	18,710
	Zoetis, Inc., Class A	100,063	14,664
	Roche Holding AG (ADR)	322,207	12,614
	Molina Healthcare, Inc.1	37,656	12,435
	Edwards Lifesciences Corp.1	85,300	6,364
	Baxter International, Inc.	114,187	5,820
	ResMed, Inc.	24,754	5,152

			2,076,721

Information	Broadcom, Inc.	919,032	513,857
technology	Microsoft Corp.	1,830,263	438,934
17.56%	Apple, Inc.	765,754	99,494
	ASML Holding NV (New York registered) (ADR)	157,302	85,950
	Intel Corp.	2,778,330	73,431
	Visa, Inc., Class A	290,482	60,351
	Fidelity National Information Services, Inc.	587,989	39,895
	Motorola Solutions, Inc.	149,004	38,400
	Mastercard, Inc., Class A	110,216	38,325
	SAP SE (ADR)	370,066	38,187
	KLA Corp.	90,564	34,145
	Applied Materials, Inc.	344,981	33,594
	Paychex, Inc.	238,707	27,585
	TE Connectivity, Ltd.	233,588	26,816
	Automatic Data Processing, Inc.	91,188	21,781
	Texas Instruments, Inc.	119,302	19,711
	NetApp, Inc.	285,109	17,124
	Synopsys, Inc.1	47,178	15,064
	Oracle Corp.	116,989	9,563
	QUALCOMM, Inc.	85,889	9,443
	EPAM Systems, Inc.1	21,637	7,091
	Analog Devices, Inc.	28,186	4,623
	Micron Technology, Inc.	74,256	3,711
	Ciena Corp.1	17,550	895
			1,657,970

Financials	Marsh & McLennan Companies, Inc.	1,329,999	220,088
13.67%	JPMorgan Chase & Co.	1,231,233	165,108
	BlackRock, Inc.	152,050	107,747
	Chubb, Ltd.	450,474	99,375
	CME Group, Inc., Class A	530,969	89,288
	Wells Fargo & Company	1,821,863	75,225
	Bank of America Corp.	1,370,945	45,406
	Citizens Financial Group, Inc.	1,109,159	43,668

84    American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Discover Financial Services	414,920	$ 40,592
(continued)	Intercontinental Exchange, Inc.	394,483	40,470
	Morgan Stanley	458,540	38,985
	S&P Global, Inc.	111,373	37,303
	Capital One Financial Corp.	348,076	32,357
	Blackstone, Inc., nonvoting shares	403,946	29,969
	Apollo Asset Management, Inc.	443,289	28,277
	Nasdaq, Inc.	458,289	28,116
	KKR & Co., Inc.	601,229	27,909
	Goldman Sachs Group, Inc.	78,842	27,073
	Aon PLC, Class A	75,142	22,553
	PNC Financial Services Group, Inc.	130,342	20,586
	Toronto-Dominion Bank2	236,859	15,339
	KeyCorp	770,460	13,422
	Canadian Imperial Bank of Commerce	314,940	12,739
	Arthur J. Gallagher & Co.	56,249	10,605
	Moody’s Corp.	26,105	7,273
	Fifth Third Bancorp	192,883	6,329
	Charles Schwab Corp.	38,738	3,225
	Progressive Corp.	14,654	1,901

			1,290,928

Industrials	Northrop Grumman Corp.	340,603	185,836
11.24%	Lockheed Martin Corp.	220,356	107,201
	Raytheon Technologies Corp.	991,865	100,099
	Caterpillar, Inc.	415,519	99,542
	Norfolk Southern Corp.	312,913	77,108
	CSX Corp.	2,421,254	75,011
	L3Harris Technologies, Inc.	323,116	67,276
	Honeywell International, Inc.	292,363	62,653
	Boeing Company1	256,666	48,892
	Waste Connections, Inc.	206,205	27,335
	Equifax, Inc.	124,702	24,237
	ABB, Ltd. (ADR)	753,846	22,962
	United Parcel Service, Inc., Class B	123,077	21,396
	Robert Half International, Inc.	278,467	20,559
	Union Pacific Corp.	99,249	20,552
	Rockwell Automation	59,498	15,325
	Carrier Global Corp.	317,975	13,117
	Huntington Ingalls Industries, Inc.	47,307	10,913
	PACCAR, Inc.	108,835	10,771
	Republic Services, Inc.	78,273	10,096
	Johnson Controls International PLC	152,323	9,749
	BAE Systems PLC (ADR)2	212,361	8,950
	HEICO Corp.	56,216	8,637
	Air Lease Corp., Class A	157,245	6,041
	RELX PLC (ADR)	186,041	5,157
	Waste Management, Inc.	11,150	1,749

			1,061,164

Consumer	Home Depot, Inc.	574,803	181,557
discretionary	YUM! Brands, Inc.	682,736	87,445
8.11%	Target Corp.	566,187	84,385
	General Motors Company	1,894,289	63,724
	Darden Restaurants, Inc.	417,284	57,723
	Lennar Corp., Class A	515,314	46,636
	Wynn Resorts, Ltd.1	470,851	38,831
	NIKE, Inc., Class B	321,417	37,609
	TJX Companies, Inc.	469,822	37,398
	Dollar General Corp.	115,057	28,333

American Funds Insurance Series    85

Washington Mutual Investors Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	D.R. Horton, Inc.	283,590	$ 25,279
discretionary	Starbucks Corp.	247,055	24,508
(continued)	Chipotle Mexican Grill, Inc.1	9,251	12,836
	VF Corp.	440,631	12,166
	Aptiv PLC1	104,868	9,766
	McDonald’s Corp.	21,948	5,784
	Royal Caribbean Cruises, Ltd.1	110,264	5,450
	Polaris, Inc.	52,835	5,336
	Amazon.com, Inc.1	17,265	1,450
			766,216

Consumer staples	Archer Daniels Midland Company	1,568,943	145,676
6.76%	Philip Morris International, Inc.	1,242,650	125,769
	Keurig Dr Pepper, Inc.	1,386,913	49,457
	Kraft Heinz Company	1,133,294	46,136
	Procter & Gamble Company	266,724	40,425
	Reckitt Benckiser Group PLC (ADR)2	2,494,590	35,149
	Nestlé SA (ADR)	289,515	33,393
	General Mills, Inc.	345,460	28,967
	Hormel Foods Corp.	592,388	26,983
	Mondelez International, Inc.	372,276	24,812
	Costco Wholesale Corp.	50,498	23,052
	Church & Dwight Co., Inc.	148,770	11,992
	Walgreens Boots Alliance, Inc.	316,943	11,841
	Unilever PLC (ADR)	182,723	9,200
	British American Tobacco PLC (ADR)	222,076	8,879
	Kimberly-Clark Corp.	55,351	7,514
	Danone (ADR)	694,054	7,298
	Conagra Brands, Inc.	57,435	2,223

			638,766

Energy	Pioneer Natural Resources Company	558,497	127,555
5.90%	Chevron Corp.	509,098	91,378
	ConocoPhillips	757,878	89,430
	Baker Hughes Co., Class A	2,518,351	74,367
	Exxon Mobil Corp.	576,453	63,583
	EOG Resources, Inc.	297,609	38,546
	Canadian Natural Resources, Ltd.	665,647	36,963
	TC Energy Corp.	678,590	27,049
	Enbridge, Inc.	208,235	8,142

			557,013

Communication	Comcast Corp., Class A	6,323,705	221,140
services	Alphabet, Inc., Class C1	732,176	64,966
3.97%	Alphabet, Inc., Class A1	442,820	39,070
	Meta Platforms, Inc., Class A1	262,927	31,641
	Activision Blizzard, Inc.	138,758	10,622
	Electronic Arts, Inc.	36,898	4,508
	Deutsche Telekom AG (ADR)	142,813	2,853

			374,800

Utilities	Constellation Energy Corp.	810,638	69,885
2.63%	Sempra Energy	407,271	62,940
	Entergy Corp.	349,992	39,374
	CMS Energy Corp.	446,368	28,268
	Public Service Enterprise Group, Inc.	235,300	14,417
	NextEra Energy, Inc.	142,120	11,881

86    American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Utilities	Xcel Energy, Inc.	110,238	$7,729
(continued)	Dominion Energy, Inc.	123,750	7,588
	Evergy, Inc.	95,960	6,039

			248,121

Materials	Linde PLC	198,540	64,760
2.24%	Rio Tinto PLC (ADR)	501,584	35,713
	Corteva, Inc.	497,904	29,267
	Air Products and Chemicals, Inc.	64,476	19,875
	LyondellBasell Industries NV	219,873	18,256
	Nucor Corp.	125,314	16,518
	Huntsman Corp.	442,172	12,151
	Albemarle Corp.	55,023	11,932
	H.B. Fuller Co.	49,263	3,528

			212,000

Real estate	Extra Space Storage, Inc. REIT	363,771	53,540
1.28%	American Tower Corp. REIT	109,250	23,146
	Equinix, Inc. REIT	27,909	18,281
	Digital Realty Trust, Inc. REIT	174,296	17,477
	Regency Centers Corp. REIT	115,400	7,212
	Welltower, Inc. REIT	15,517	1,017

			120,673
	Total common stocks (cost: $7,295,957,000)
			9,004,372
Convertible stocks 0.35%

Health care	Becton, Dickinson and Company, Series B, convertible preferred shares,
0.20%	6.00% 6/1/2023	197,800	9,906
	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 4/15/20232	6,821	9,253
			19,159

Utilities	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	90,700	4,552
0.08%	American Electric Power Company, Inc., convertible preferred units,
	6.125% 8/15/2023	56,400	2,909

			7,461

Financials	KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	113,300	6,487
0.07%	Total convertible stocks (cost: $33,103,000)
			33,107

Short-term securities 4.19%

Money market investments 4.07%

	Capital Group Central Cash Fund 4.31%3,4	3,847,079	384,669

American Funds Insurance Series    87

Washington Mutual Investors Fund (continued)

Short-term securities (continued)							Value
					Shares		(000)

Money market investments purchased with collateral from securities on loan 0.12%

Capital Group Central Cash Fund 4.31%3,4,5					63,391		$6,338
State Street Institutional U.S. Government Money Market Fund,
Institutional Class 4.09%3,5					2,494,000		2,494
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.15%3,5					1,460,582		1,461
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 4.22%3,5					1,324,956		1,325
							11,618
Total short-term securities (cost: $396,237,000)
							396,287
Total investment securities 99.89% (cost: $7,725,297,000)
							9,433,766
Other assets less liabilities 0.11%							9,934
Net assets 100.00%
						$9,443,700
Investments in affiliates4

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2022	Additions	Reductions	loss	appreciation	12/31/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 4.14%
Money market investments 4.07%
Capital Group Central Cash Fund 4.31%3	$321,870	$1,392,905	$1,330,045	$(71)	$10	$384,669	$6,762
Money market investments purchased with collateral
from securities on loan 0.07%
Capital Group Central Cash Fund 4.31%3,5	9,273		2,9356			6,338	—7
Total 4.14%
				$(71)	$10	$391,007	$6,762

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $12,432,000, which represented .13% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Rate represents the seven-day yield at 12/31/2022.

4Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

5Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

6Represents net activity. Refer to Note 5 for more information on securities lending.

7Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

88    American Funds Insurance Series

Capital World Growth and Income Fund

Investment portfolio December 31, 2022

Common stocks 95.23%			Value
		Shares	(000)

Information	Broadcom, Inc.	91,368	$ 51,087
technology	Microsoft Corp.	200,685	48,128
15.74%	Taiwan Semiconductor Manufacturing Company, Ltd.	2,403,800	35,035
	ASML Holding NV	48,522	26,265
	Apple, Inc.	111,767	14,522
	EPAM Systems, Inc.1	37,912	12,425
	Tokyo Electron, Ltd.	35,800	10,635
	Capgemini SE	47,477	7,963
	Micron Technology, Inc.	141,746	7,085
	Accenture PLC, Class A	24,538	6,548
	Mastercard, Inc., Class A	15,969	5,553
	Logitech International SA	65,146	4,043
	NVIDIA Corp.	25,359	3,706
	Delta Electronics, Inc.	337,000	3,139
	Keyence Corp.	7,600	2,975
	Hexagon AB, Class B	260,158	2,735
	Ceridian HCM Holding, Inc.1	38,252	2,454
	Shopify, Inc., Class A, subordinate voting shares1	69,098	2,398
	OBIC Co., Ltd.	16,200	2,395
	Applied Materials, Inc.	23,343	2,273
	Synopsys, Inc.1	6,800	2,171
	MediaTek, Inc.	93,000	1,889
	Worldline SA, non-registered shares1	44,297	1,729
	TE Connectivity, Ltd.	13,147	1,509
	Lasertec Corp.	8,872	1,474
	Fujitsu, Ltd.	11,000	1,457
	SK hynix, Inc.	22,772	1,371
	ServiceNow, Inc.1	3,191	1,239
	Oracle Corp.	15,041	1,229
	Disco Corp.	3,900	1,121
	GlobalWafers Co., Ltd.	71,000	986
	Snowflake, Inc., Class A1	5,882	844
	Zscaler, Inc.1	7,066	791
	Infosys, Ltd.	41,700	755
	Nomura Research Institute, Ltd.	28,600	680
	SS&C Technologies Holdings, Inc.	10,174	530
	PagSeguro Digital, Ltd., Class A1	22,705	198
	Wolfspeed, Inc.1	1,813	125
	Fidelity National Information Services, Inc.	1,708	116

			271,578

Health care	UnitedHealth Group, Inc.	74,724	39,617
15.17%	Abbott Laboratories	241,728	26,539
	Eli Lilly and Company	58,184	21,286
	Gilead Sciences, Inc.	178,860	15,355
	AstraZeneca PLC	104,122	14,131
	Pfizer, Inc.	261,843	13,417
	Novo Nordisk A/S, Class B	84,097	11,387
	Thermo Fisher Scientific, Inc.	20,658	11,376
	Daiichi Sankyo Company, Ltd.	344,500	11,040
	Centene Corp.1	118,976	9,757
	Novartis AG	96,113	8,706
	Siemens Healthineers AG	144,724	7,240
	Stryker Corp.	28,725	7,023
	AbbVie, Inc.	34,990	5,655
	Amgen, Inc.	18,534	4,868
	Takeda Pharmaceutical Company, Ltd.	146,400	4,573
	CVS Health Corp.	47,511	4,428
	Olympus Corp.	213,300	3,770
	Medtronic PLC	42,451	3,299
	Vertex Pharmaceuticals, Inc.1	10,220	2,951

American Funds Insurance Series    89

Capital World Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	ResMed, Inc.	13,349	$ 2,778
(continued)	Shionogi & Co., Ltd.	52,400	2,607
	Insulet Corp.1	8,552	2,518
	PerkinElmer, Inc.	17,633	2,472
	Carl Zeiss Meditec AG, non-registered shares	19,475	2,458
	Bayer AG	46,783	2,416
	EssilorLuxottica	12,616	2,297
	DexCom, Inc.1	19,845	2,247
	Cigna Corp.	6,618	2,193
	Intuitive Surgical, Inc.1	7,213	1,914
	Zoetis, Inc., Class A	11,180	1,638
	CSL, Ltd.	8,133	1,586
	Alcon, Inc.	21,412	1,471
	Rede D’Or Sao Luiz SA	255,608	1,432
	BioNTech SE (ADR)	8,468	1,272
	Guardant Health, Inc.1	32,188	876
	Eurofins Scientific SE, non-registered shares	12,151	875
	Penumbra, Inc.1	3,640	810
	Catalent, Inc.1	13,075	588
	Molina Healthcare, Inc.1	1,089	360
	Agilon Health, Inc.1	19,961	322
	HOYA Corp.	1,300	126
	EUROAPI1	2,830	42
			261,716

Financials	Zurich Insurance Group AG	40,892	19,541
12.95%	AIA Group, Ltd.	1,331,999	14,675
	Kotak Mahindra Bank, Ltd.	641,387	14,112
	Toronto-Dominion Bank (CAD denominated)	196,293	12,710
	JPMorgan Chase & Co.	73,488	9,855
	HDFC Bank, Ltd.	379,442	7,470
	HDFC Bank, Ltd. (ADR)	14,868	1,017
	B3 SA-Brasil, Bolsa, Balcao	3,320,838	8,309
	DNB Bank ASA	401,356	7,946
	Ping An Insurance (Group) Company of China, Ltd., Class H	1,071,500	7,072
	Ping An Insurance (Group) Company of China, Ltd., Class A	23,000	156
	Nasdaq, Inc.	110,650	6,788
	PNC Financial Services Group, Inc.	39,710	6,272
	Wells Fargo & Company	142,901	5,900
	Morgan Stanley	64,543	5,487
	Chubb, Ltd.	23,142	5,105
	ING Groep NV	395,598	4,827
	American International Group, Inc.	75,453	4,772
	Aon PLC, Class A	15,659	4,700
	HDFC Life Insurance Company, Ltd.	681,398	4,651
	CME Group, Inc., Class A	27,577	4,637
	Discover Financial Services	44,649	4,368
	DBS Group Holdings, Ltd.	167,200	4,233
	Blackstone, Inc., nonvoting shares	54,273	4,027
	Intercontinental Exchange, Inc.	35,038	3,595
	KBC Groep NV	54,921	3,526
	S&P Global, Inc.	8,773	2,938
	Citigroup, Inc.	60,832	2,751
	FinecoBank SpA	153,752	2,562
	Israel Discount Bank Ltd., Class A	471,720	2,479
	Fairfax Financial Holdings, Ltd., subordinate voting shares	4,135	2,449
	AXA SA	80,016	2,230
	BNP Paribas SA	35,889	2,042
	ICICI Bank, Ltd.	188,346	2,019
	Apollo Asset Management, Inc.	31,437	2,005
	Banco Santander, SA	631,521	1,891

90    American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	National Bank of Canada	26,966	$ 1,817
(continued)	Arthur J. Gallagher & Co.	9,509	1,793
	Fifth Third Bancorp	48,163	1,580
	Goldman Sachs Group, Inc.	4,548	1,562
	Power Corporation of Canada, subordinate voting shares2	63,342	1,490
	Blue Owl Capital, Inc., Class A	136,448	1,446
	Macquarie Group, Ltd.	12,033	1,366
	XP, Inc., Class A1	86,047	1,320
	Postal Savings Bank of China Co., Ltd., Class H	2,121,000	1,310
	United Overseas Bank, Ltd.	54,800	1,257
	Marsh & McLennan Companies, Inc.	7,341	1,215
	Bajaj Finance, Ltd.	15,022	1,189
	China Merchants Bank Co., Ltd., Class H	130,403	723
	China Merchants Bank Co., Ltd., Class A	86,187	462
	Axis Bank, Ltd.	100,962	1,135
	Hong Kong Exchanges and Clearing, Ltd.	25,200	1,089
	Tryg A/S	45,292	1,074
	East Money Information Co., Ltd., Class A	379,800	1,061
	Aegon NV	196,376	996
	Lufax Holding, Ltd. (ADR)	180,760	351
	Sberbank of Russia PJSC1,3	3,196,952	—4
			223,353

Industrials	Airbus SE, non-registered shares	165,602	19,690
12.59%	General Electric Co.	226,107	18,945
	BAE Systems PLC	1,376,080	14,222
	Raytheon Technologies Corp.	121,846	12,297
	Carrier Global Corp.	262,272	10,819
	Recruit Holdings Co., Ltd.	317,150	10,087
	Safran SA	80,040	10,002
	Lockheed Martin Corp.	20,070	9,764
	Deere & Company	21,851	9,369
	Siemens AG	59,301	8,230
	Caterpillar, Inc.	31,794	7,617
	Boeing Company1	39,550	7,534
	CSX Corp.	174,517	5,406
	L3Harris Technologies, Inc.	25,925	5,398
	Mitsui & Co., Ltd.	152,400	4,431
	LIXIL Corp.	288,000	4,389
	Melrose Industries PLC	2,436,274	3,961
	RELX PLC	119,741	3,318
	RELX PLC (ADR)	15,132	419
	TransDigm Group, Inc.	5,844	3,680
	Bureau Veritas SA	137,541	3,620
	Johnson Controls International PLC	55,085	3,525
	Daikin Industries, Ltd.	19,600	3,015
	Brenntag SE	39,862	2,549
	Compagnie de Saint-Gobain SA, non-registered shares	51,704	2,538
	Canadian Pacific Railway, Ltd.	31,797	2,372
	Legrand SA	28,600	2,303
	Bunzl PLC	68,998	2,303
	ASSA ABLOY AB, Class B	104,956	2,258
	Northrop Grumman Corp.	3,877	2,115
	Schneider Electric SE	13,179	1,853
	Thales SA	14,244	1,821
	Waste Connections, Inc.	13,211	1,751
	BayCurrent Consulting, Inc.	54,200	1,695
	Rockwell Automation	6,529	1,682
	VINCI SA	15,814	1,579
	Rentokil Initial PLC	256,104	1,574
	Nidec Corp.	22,100	1,151

American Funds Insurance Series    91

Capital World Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	SMC Corp.	2,700	$ 1,143
(continued)	AB Volvo, Class B	62,128	1,125
	MTU Aero Engines AG	5,108	1,106
	Atlas Copco AB, Class B	89,617	957
	Adecco Group AG	28,154	926
	ManpowerGroup, Inc.	11,115	925
	Larsen & Toubro, Ltd.	35,295	888
	International Consolidated Airlines Group SA (CDI)1,2	287,033	427
	Honeywell International, Inc.	1,401	300
	Deutsche Post AG	3,901	147

			217,226

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	40,590	29,488
discretionary	Home Depot, Inc.	63,297	19,993
9.00%	General Motors Company	304,882	10,256
	Amazon.com, Inc.1	98,471	8,272
	Booking Holdings, Inc.1	3,555	7,164
	Flutter Entertainment PLC1	45,621	6,251
	Restaurant Brands International, Inc.	44,121	2,853
	Restaurant Brands International, Inc. (CAD denominated)	43,454	2,811
	Cie. Financière Richemont SA, Class A	40,890	5,291
	Sony Group Corp.	66,800	5,094
	Dollar Tree Stores, Inc.1	33,180	4,693
	Marriott International, Inc., Class A	29,974	4,463
	Lennar Corp., Class A	39,345	3,561
	Target Corp.	22,747	3,390
	Industria de Diseño Textil, SA	117,969	3,141
	Sands China, Ltd.1	935,200	3,098
	Shimano, Inc.	19,200	3,059
	Chipotle Mexican Grill, Inc.1	2,122	2,944
	Evolution AB	25,292	2,470
	Rivian Automotive, Inc., Class A1	126,108	2,324
	NIKE, Inc., Class B	19,311	2,260
	Pan Pacific International Holdings Corp.	119,900	2,226
	YUM! Brands, Inc.	16,678	2,136
	Astra International Tbk PT	5,716,600	2,083
	InterContinental Hotels Group PLC	34,581	1,991
	Darden Restaurants, Inc.	14,208	1,965
	Stellantis NV	128,257	1,818
	JD.com, Inc., Class A	52,947	1,488
	Tesla, Inc.1	12,036	1,483
	Midea Group Co., Ltd., Class A	194,700	1,446
	Li Ning Co., Ltd.	163,000	1,399
	Kindred Group PLC (SDR)	127,475	1,331
	Wynn Macau, Ltd.1	826,400	921
	Royal Caribbean Cruises, Ltd.1	17,446	862
	Aristocrat Leisure, Ltd.	39,792	822
	Entain PLC	17,337	278
	Hermès International	105	162

			155,287

Consumer staples	Philip Morris International, Inc.	309,980	31,373
7.57%	Nestlé SA	110,820	12,798
	Keurig Dr Pepper, Inc.	316,125	11,273
	British American Tobacco PLC	243,321	9,654
	Kroger Co.	171,853	7,661
	Kweichow Moutai Co., Ltd., Class A	28,600	7,077
	Ocado Group PLC1	898,794	6,764
	Imperial Brands PLC	257,311	6,429
	Seven & i Holdings Co., Ltd.	137,500	5,882

92    American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	Bunge, Ltd.	52,225	$ 5,210
(continued)	Ajinomoto Co., Inc.	131,100	3,997
	Danone SA	68,733	3,621
	Arca Continental, SAB de CV	432,054	3,509
	Treasury Wine Estates, Ltd.	365,056	3,373
	Varun Beverages, Ltd.	177,457	2,825
	Altria Group, Inc.	56,773	2,595
	ITC, Ltd.	565,239	2,266
	Constellation Brands, Inc., Class A	9,208	2,134
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	307,600	1,368
	Essity Aktiebolag, Class B	31,422	825

			130,634

Materials	Vale SA, ordinary nominative shares	1,606,974	27,052
7.02%	Vale SA (ADR), ordinary nominative shares	880,043	14,934
	Fortescue Metals Group, Ltd.	1,251,957	17,454
	Rio Tinto PLC	167,527	11,755
	Freeport-McMoRan, Inc.	262,321	9,968
	Linde PLC	21,113	6,887
	Shin-Etsu Chemical Co., Ltd.	39,100	4,764
	BHP Group, Ltd. (CDI)	116,082	3,579
	Air Products and Chemicals, Inc.	8,996	2,773
	Albemarle Corp.	11,198	2,428
	CRH PLC	60,032	2,377
	Air Liquide SA, bonus shares1	8,561	1,218
	Air Liquide SA, non-registered shares	7,503	1,067
	Barrick Gold Corp. (CAD denominated)	121,716	2,086
	Dow, Inc.	40,669	2,049
	Akzo Nobel NV	29,669	1,980
	Glencore PLC	279,444	1,869
	Amcor PLC (CDI)	147,168	1,764
	Evonik Industries AG	82,596	1,586
	First Quantum Minerals, Ltd.	70,833	1,480
	HeidelbergCement AG	25,414	1,449
	Lynas Rare Earths, Ltd.1	121,178	643
			121,162

Energy	Canadian Natural Resources, Ltd. (CAD denominated)2	429,516	23,852
6.30%	Baker Hughes Co., Class A	428,998	12,668
	TotalEnergies SE	178,299	11,129
	EOG Resources, Inc.	74,135	9,602
	Tourmaline Oil Corp.	123,757	6,244
	BP PLC	932,803	5,424
	Reliance Industries, Ltd.	147,765	4,533
	Cameco Corp. (CAD denominated)	147,245	3,337
	Cameco Corp.	46,300	1,050
	Shell PLC (GBP denominated)	149,201	4,240
	Cenovus Energy, Inc. (CAD denominated)	206,756	4,011
	Woodside Energy Group, Ltd.	119,566	2,893
	Woodside Energy Group, Ltd. (CDI)	37,610	908
	ConocoPhillips	29,431	3,473
	Aker BP ASA	101,330	3,159
	TC Energy Corp. (CAD denominated)	76,353	3,044
	Suncor Energy, Inc.	84,173	2,670
	Var Energi ASA	735,288	2,537
	Exxon Mobil Corp.	18,586	2,050
	Halliburton Company	44,744	1,761
	Gazprom PJSC3	2,248,304	—4
			108,585

American Funds Insurance Series    93

Capital World Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Communication	Alphabet, Inc., Class C1	185,056	$ 16,420
services	Alphabet, Inc., Class A1	90,146	7,954
4.97%	Netflix, Inc.1	30,480	8,988
	Comcast Corp., Class A	225,329	7,880
	SoftBank Corp.	536,785	6,069
	NetEase, Inc.	348,000	5,073
	Publicis Groupe SA	78,301	4,972
	Meta Platforms, Inc., Class A1	38,469	4,629
	Sea, Ltd., Class A (ADR)1	85,765	4,462
	Universal Music Group NV	148,872	3,594
	Bharti Airtel, Ltd.	357,140	3,472
	Bharti Airtel, Ltd., interim shares	13,994	73
	Deutsche Telekom AG1	161,959	3,230
	Singapore Telecommunications, Ltd.	1,510,800	2,901
	Omnicom Group, Inc.	21,678	1,768
	Nippon Telegraph and Telephone Corp.	53,400	1,524
	Tencent Holdings, Ltd.	34,300	1,458
	Take-Two Interactive Software, Inc.1	12,130	1,263
	Yandex NV, Class A1,3	151,598	—4
			85,730

Utilities	DTE Energy Company	51,844	6,093
2.91%	Iberdrola, SA, non-registered shares	502,226	5,875
	PG&E Corp.1	322,958	5,251
	NextEra Energy, Inc.	55,877	4,671
	E.ON SE	439,329	4,385
	China Resources Gas Group, Ltd.	1,106,532	4,121
	Engie SA	236,678	3,390
	Engie SA, bonus shares	41,586	596
	Edison International	52,162	3,318
	Enel SpA	583,497	3,138
	Exelon Corp.	59,727	2,582
	Power Grid Corporation of India, Ltd.	862,367	2,220
	AES Corp.	47,865	1,377
	Endesa, SA	67,522	1,274
	Constellation Energy Corp.	12,539	1,081
	Public Service Enterprise Group, Inc.	14,569	893

			50,265

Real estate	Crown Castle, Inc. REIT	39,469	5,353
1.01%	Longfor Group Holdings, Ltd.	866,238	2,655
	American Tower Corp. REIT	12,107	2,565
	China Resources Mixc Lifestyle Services, Ltd.	358,800	1,823
	W. P. Carey, Inc. REIT	22,705	1,774
	Americold Realty Trust, Inc. REIT	62,231	1,762
	Sun Hung Kai Properties, Ltd.	70,500	965
	Iron Mountain, Inc. REIT	11,618	579

			17,476
	Total common stocks (cost: $1,368,680,000)
			1,643,012
Preferred securities 0.16%

Consumer	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares1	19,788	2,007
discretionary

0.12%

94    American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Preferred securities (continued)				Value
			Shares	(000)

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares1		59,790	$ 505
0.03%

Financials	Fannie Mae, Series S, 8.25% noncumulative preferred shares1		58,870	138
0.01%	Federal Home Loan Mortgage Corp., Series Z,
	8.375% noncumulative preferred shares1		61,516	125
				263
	Total preferred securities (cost: $3,231,000)
				2,775
Convertible bonds & notes 0.05%			Principal amount

			(000)

Communication	Sea, Ltd., convertible notes, 2.375% 12/1/2025		USD952	940
services	Total convertible bonds & notes (cost: $2,437,000)
				940
0.05%

Bonds, notes & other debt instruments 0.35%

Corporate bonds, notes & loans 0.29%

Health care	Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024		1,600	1,572
0.15%	Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026		1,100	964

				2,536

Consumer	Royal Caribbean Cruises, Ltd. 11.50% 6/1/20255		647	695
discretionary	Royal Caribbean Cruises, Ltd. 5.50% 4/1/20285		390	312
0.07%	Royal Caribbean Cruises, Ltd. 8.25% 1/15/20295		151	152
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/20295		125	129
				1,288

Energy	TransCanada PipeLines, Ltd. 5.10% 3/15/2049		800	729
0.04%

Financials	Lloyds Banking Group PLC 3.369% 12/14/20466		709	462
0.03%	Total corporate bonds, notes & loans
				5,015

Bonds & notes of governments & government agencies outside the U.S. 0.06%

	United Mexican States, Series M, 8.00% 12/7/2023		MXN20,000	1,001
	Total bonds, notes & other debt instruments (cost: $6,581,000)
				6,016
		Weighted

Short-term securities 4.42%		average yield
		at acquisition

Commercial paper 4.04%

	DBS Bank, Ltd. 1/5/20235	3.640%	USD37,100	37,073
	DNB Bank ASA 3/2/20235	4.273	33,000	32,755
				69,828

American Funds Insurance Series    95

Capital World Growth and Income Fund (continued)

Short-term securities (continued)							Value
					Shares		(000)

Money market investments purchased with collateral from securities on loan 0.34%

Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 4.22%7,8					2,893,689		$2,894
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.15%7,8					2,827,563		2,827
Capital Group Central Cash Fund 4.31%7,8,9					1,112		111
							5,832

Money market investments 0.04%

Capital Group Central Cash Fund 4.31%7,9					6,929		693
Total short-term securities (cost: $76,365,000)							76,353
Total investment securities 100.21% (cost: $1,457,294,000)
							1,729,096
Other assets less liabilities (0.21)%							(3,698)
Net assets 100.00%
						$1,725,398
Investments in affiliates9

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2022	Additions	Reductions	gain	depreciation	12/31/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 0.05%
Money market investments purchased with collateral
from securities on loan 0.01%
Capital Group Central Cash Fund 4.31%7,8	$ 293	$	$18210	$		$$111	$—11
Money market investments 0.04%
Capital Group Central Cash Fund 4.31%7	12,989	493,820	506,123	8	(1)	693	1,469
Total 0.05%
				$8	$(1)	$804	$1,469

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $6,155,000, which represented .36% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Value determined using significant unobservable inputs.

4Amount less than one thousand.

5Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $71,116,000, which represented 4.12% of the net assets of the fund.

6Step bond; coupon rate may change at a later date.

7Rate represents the seven-day yield at 12/31/2022.

8Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

9Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended. 10Represents net activity. Refer to Note 5 for more information on securities lending.

11Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations
ADR = American Depositary Receipts	GBP = British pounds	SDR = Swedish Depositary Receipts
CAD = Canadian dollars	MXN = Mexican pesos	USD = U.S. dollars
CDI = CREST Depository Interest	REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

96    American Funds Insurance Series

Growth-Income Fund

Investment portfolio December 31, 2022

Common stocks 91.48%			Value
		Shares	(000)

Information	Microsoft Corp.	7,759,381	$1,860,855
technology	Broadcom, Inc.	2,430,747	1,359,104
20.19%	Mastercard, Inc., Class A	1,487,948	517,404
	Apple, Inc.	2,169,231	281,848
	Visa, Inc., Class A	1,346,541	279,757
	ASML Holding NV	215,068	116,417
	ASML Holding NV (New York registered) (ADR)	137,293	75,017
	Taiwan Semiconductor Manufacturing Company, Ltd.	12,123,000	176,689
	Automatic Data Processing, Inc.	718,796	171,692
	Fidelity National Information Services, Inc.	2,472,310	167,746
	Accenture PLC, Class A	625,335	166,864
	Applied Materials, Inc.	1,686,100	164,192
	Concentrix Corp.	904,367	120,426
	Micron Technology, Inc.	2,363,454	118,125
	ServiceNow, Inc.1	294,412	114,311
	GoDaddy, Inc., Class A1	1,402,444	104,931
	Global Payments, Inc.	973,628	96,701
	FleetCor Technologies, Inc.1	420,507	77,239
	Analog Devices, Inc.	398,402	65,350
	QUALCOMM, Inc.	564,911	62,106
	Fiserv, Inc.1	536,700	54,244
	Texas Instruments, Inc.	309,811	51,187
	Adobe, Inc.1	143,116	48,163
	TELUS International (Cda), Inc., subordinate voting shares1	2,302,991	45,576
	KLA Corp.	116,000	43,736
	MKS Instruments, Inc.	481,000	40,755
	Cognizant Technology Solutions Corp., Class A	682,850	39,052
	NVIDIA Corp.	239,765	35,039
	Snowflake, Inc., Class A1	225,042	32,303
	Datadog, Inc., Class A1	365,800	26,886
	Intel Corp.	1,000,000	26,430
	Ceridian HCM Holding, Inc.1	350,352	22,475
	Trimble, Inc.1	443,800	22,439
	Lam Research Corp.	50,039	21,031
	Dye & Durham, Ltd.2	1,322,100	16,023
	Paychex, Inc.	127,131	14,691
	VeriSign, Inc.1	61,000	12,532
	Atlassian Corp., Class A1	52,744	6,787
	Euronet Worldwide, Inc.1	27,800	2,624
			6,658,747

Industrials	Raytheon Technologies Corp.	7,634,279	770,451
14.17%	General Electric Co.	6,238,229	522,701
	Northrop Grumman Corp.	633,267	345,517
	TFI International, Inc.	2,669,105	267,551
	Carrier Global Corp.	5,549,584	228,920
	TransDigm Group, Inc.	340,571	214,441
	Woodward, Inc.	2,204,500	212,977
	General Dynamics Corp.	848,975	210,639
	Airbus SE, non-registered shares	1,617,590	192,335
	Waste Connections, Inc.	1,425,463	188,959
	L3Harris Technologies, Inc.	840,290	174,957
	Old Dominion Freight Line, Inc.	525,000	148,985
	BWX Technologies, Inc.	2,159,505	125,424
	Norfolk Southern Corp.	482,759	118,962
	United Rentals, Inc.1	296,000	105,204
	ITT, Inc.	1,244,379	100,919
	Waste Management, Inc.	625,300	98,097
	Equifax, Inc.	490,008	95,238
	Air Lease Corp., Class A	2,097,300	80,578
	Honeywell International, Inc.	364,682	78,151

American Funds Insurance Series    97

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Fortive Corp.	1,085,000	$ 69,711
(continued)	United Airlines Holdings, Inc.1	1,810,598	68,260
	Safran SA	539,713	67,444
	Lockheed Martin Corp.	110,000	53,514
	GFL Environmental, Inc., subordinate voting shares	1,600,000	46,768
	CSX Corp.	1,171,873	36,305
	Otis Worldwide Corp.	268,100	20,995
	Fastenal Co.	379,747	17,970
	Boeing Company1	62,500	11,906
			4,673,879

Health care	UnitedHealth Group, Inc.	2,035,435	1,079,147
13.30%	Abbott Laboratories	6,014,324	660,313
	AbbVie, Inc.	3,742,689	604,856
	Novo Nordisk A/S, Class B	2,431,449	329,218
	Humana, Inc.	487,426	249,655
	AstraZeneca PLC	1,209,323	164,124
	AstraZeneca PLC (ADR)	721,200	48,897
	Elevance Health, Inc.	366,614	188,062
	Thermo Fisher Scientific, Inc.	265,602	146,264
	Bristol-Myers Squibb Company	1,994,278	143,488
	Eli Lilly and Company	360,974	132,059
	Pfizer, Inc.	2,180,169	111,712
	PerkinElmer, Inc.	769,600	107,913
	Seagen, Inc.1	654,515	84,112
	Horizon Therapeutics PLC1	421,815	48,002
	Zoetis, Inc., Class A	305,121	44,715
	Tandem Diabetes Care, Inc.1	910,186	40,913
	Stryker Corp.	148,897	36,404
	Medtronic PLC	413,597	32,145
	Roche Holding AG, nonvoting non-registered shares	85,502	26,870
	Penumbra, Inc.1	117,381	26,113
	Edwards Lifesciences Corp.1	317,059	23,656
	Zimmer Biomet Holdings, Inc.	171,174	21,825
	Takeda Pharmaceutical Company, Ltd.	464,600	14,511
	NovoCure, Ltd.1	193,600	14,200
	Vir Biotechnology, Inc.1	258,400	6,540
			4,385,714

Financials	JPMorgan Chase & Co.	3,394,830	455,247
8.78%	Chubb, Ltd.	1,451,726	320,251
	Marsh & McLennan Companies, Inc.	1,709,201	282,839
	Arthur J. Gallagher & Co.	1,189,650	224,297
	Nasdaq, Inc.	2,761,260	169,403
	BlackRock, Inc.	202,957	143,821
	Morgan Stanley	1,592,297	135,377
	Aon PLC, Class A	442,013	132,666
	B3 SA-Brasil, Bolsa, Balcao	39,829,500	99,654
	Berkshire Hathaway, Inc., Class B1	285,000	88,037
	State Street Corp.	1,077,260	83,563
	Webster Financial Corp.	1,701,139	80,532
	American International Group, Inc.	1,272,230	80,456
	Signature Bank	669,947	77,191
	S&P Global, Inc.	228,138	76,413
	Moody’s Corp.	216,306	60,267
	Power Corporation of Canada, subordinate voting shares2	2,293,100	53,940
	Wells Fargo & Company	1,298,041	53,596
	Blue Owl Capital, Inc., Class A	4,749,165	50,341
	MSCI, Inc.	98,300	45,726
	TPG, Inc., Class A	1,347,552	37,502

98    American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	LPL Financial Holdings, Inc.	169,900	$ 36,727
(continued)	Western Alliance Bancorporation	486,936	29,002
	Citizens Financial Group, Inc.	728,750	28,691
	Bank of America Corp.	791,332	26,209
	PNC Financial Services Group, Inc.	152,679	24,114
	CME Group, Inc., Class A	5,500	925

			2,896,787

Consumer	Amazon.com, Inc.1	5,804,151	487,549
discretionary	General Motors Company	8,736,000	293,879
7.82%	Dollar Tree Stores, Inc.1	1,279,006	180,903
	Home Depot, Inc.	551,165	174,091
	Hilton Worldwide Holdings, Inc.	1,177,320	148,766
	Royal Caribbean Cruises, Ltd.1	2,958,586	146,243
	Wyndham Hotels & Resorts, Inc.	1,842,940	131,420
	D.R. Horton, Inc.	1,325,599	118,164
	Chipotle Mexican Grill, Inc.1	70,670	98,054
	Burlington Stores, Inc.1	399,428	80,988
	InterContinental Hotels Group PLC	1,396,700	80,392
	Starbucks Corp.	767,500	76,136
	NIKE, Inc., Class B	629,740	73,686
	Dollar General Corp.	291,102	71,684
	Lear Corp.	569,068	70,576
	Kering SA	101,695	52,046
	Aptiv PLC1	447,289	41,656
	Darden Restaurants, Inc.	296,000	40,946
	CarMax, Inc.1	650,000	39,578
	Churchill Downs, Inc.	185,426	39,205
	Airbnb, Inc., Class A1	350,000	29,925
	Norwegian Cruise Line Holdings, Ltd.1	2,177,187	26,649
	YUM! Brands, Inc.	196,630	25,184
	NVR, Inc.1	5,298	24,437
	Rivian Automotive, Inc., Class A1	1,071,576	19,749
	McDonald’s Corp.	25,000	6,588

			2,578,494

Communication	Alphabet, Inc., Class C1	5,068,984	449,771
services	Alphabet, Inc., Class A1	4,841,135	427,133
7.52%	Netflix, Inc.1	1,812,523	534,477
	Comcast Corp., Class A	11,970,266	418,600
	Meta Platforms, Inc., Class A1	3,113,843	374,720
	Charter Communications, Inc., Class A1	378,097	128,213
	Electronic Arts, Inc.	843,700	103,083
	T-Mobile US, Inc.1	181,772	25,448
	Take-Two Interactive Software, Inc.1	178,984	18,638
			2,480,083

Consumer staples	Philip Morris International, Inc.	6,790,089	687,225
5.80%	British American Tobacco PLC	9,433,859	374,286
	Keurig Dr Pepper, Inc.	6,469,367	230,698
	General Mills, Inc.	1,378,800	115,612
	Mondelez International, Inc.	1,506,161	100,386
	Molson Coors Beverage Company, Class B, restricted voting shares	1,620,313	83,478
	Anheuser-Busch InBev SA/NV	1,339,531	80,530
	Archer Daniels Midland Company	670,100	62,219
	Constellation Brands, Inc., Class A	237,807	55,112
	Bunge, Ltd.	538,852	53,761

American Funds Insurance Series    99

Growth-Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	Procter & Gamble Company	180,677	$27,383
(continued)	Kraft Heinz Company	567,200	23,091
	Monster Beverage Corp.1	178,560	18,129
			1,911,910

Energy	Chevron Corp.	2,053,300	368,547
4.78%	ConocoPhillips	2,749,013	324,383
	Canadian Natural Resources, Ltd. (CAD denominated)	4,947,114	274,722
	Baker Hughes Co., Class A	7,353,936	217,162
	EOG Resources, Inc.	620,310	80,343
	TC Energy Corp. (CAD denominated)2	1,849,358	73,728
	Exxon Mobil Corp.	660,220	72,822
	Equitrans Midstream Corp.	10,215,807	68,446
	Suncor Energy, Inc.	1,451,133	46,031
	Cheniere Energy, Inc.	238,735	35,801
	Diamondback Energy, Inc.	117,500	16,072

			1,578,057

Utilities	PG&E Corp.1	25,776,996	419,134
4.04%	Edison International	2,689,330	171,095
	Entergy Corp.	1,304,500	146,756
	Constellation Energy Corp.	1,414,838	121,973
	Sempra Energy	690,000	106,633
	CenterPoint Energy, Inc.	2,840,104	85,175
	AES Corp.	2,803,707	80,635
	Enel SpA	12,931,498	69,549
	NextEra Energy, Inc.	585,000	48,906
	DTE Energy Company	401,000	47,129
	CMS Energy Corp.	551,001	34,895

			1,331,880

Materials	Linde PLC	1,122,332	366,082
3.24%	Vale SA (ADR), ordinary nominative shares	5,459,475	92,647
	Vale SA, ordinary nominative shares	3,404,848	57,318
	LyondellBasell Industries NV	1,735,980	144,138
	Albemarle Corp.	540,457	117,204
	Freeport-McMoRan, Inc.	2,382,960	90,553
	Corteva, Inc.	1,405,942	82,641
	ATI, Inc.1	1,769,447	52,836
	Barrick Gold Corp.	2,373,000	40,768
	Sherwin-Williams Company	101,038	23,979

			1,068,166

Real estate	VICI Properties, Inc. REIT	9,124,903	295,647
1.84%	Equinix, Inc. REIT	298,158	195,302
	Crown Castle, Inc. REIT	864,782	117,299

			608,248
	Total common stocks (cost: $19,921,309,000)
			30,171,965
Convertible stocks 0.83%

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 4/15/20232	123,957	168,154
0.51%

100    American Funds Insurance Series
Growth-Income Fund (continued)

Convertible stocks (continued)			Value
		Shares	(000)

Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 6/15/2023	420,075	$45,082
discretionary

0.14%

Utilities	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	617,200	30,977
0.09%

Financials	KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023
0.09%	Total convertible stocks (cost: $288,316,000)

Bonds, notes & other debt instruments 0.02%

527,700 30,211

274,424

Principal amount (000)

Corporate bonds, notes & loans 0.02%

Industrials	Boeing Company 4.875% 5/1/2025	USD4,706	4,674
0.02%

Consumer	General Motors Financial Co. 4.30% 7/13/2025	160	155
discretionary	General Motors Financial Co. 5.25% 3/1/2026	827	815
0.00%
			970

Energy	Weatherford International, Ltd. 11.00% 12/1/20243	265	272
0.00%	Total corporate bonds, notes & loans
			5,916

	Total bonds, notes & other debt instruments (cost: $5,868,000)
			5,916
Short-term securities 8.45%		Shares

Money market investments 7.77%

	Capital Group Central Cash Fund 4.31%4,5	25,654,468	2,565,190

Money market investments purchased with collateral from securities on loan 0.68%

	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 4.22%4,6	92,462,113	92,462
	Goldman Sachs Financial Square Government Fund, Institutional Shares 4.15%4,6	91,131,298	91,131
	Capital Group Central Cash Fund 4.31%4,5,6	402,344	40,231
			223,824
	Total short-term securities (cost: $2,788,688,000)
			2,789,014
	Total investment securities 100.78% (cost: $23,004,181,000)
			33,241,319
	Other assets less liabilities (0.78)%		(258,352)
	Net assets 100.00%
			$32,982,967

American Funds Insurance Series    101

Growth-Income Fund (continued)

Investments in affiliates5

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2022	Additions	Reductions	loss	appreciation	12/31/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 7.89%
Money market investments 7.77%
Capital Group Central Cash Fund 4.31%4	$1,220,761	$5,840,874	$4,496,259	$(316)	$130	$2,565,190	$40,278
Money market investments purchased with collateral
from securities on loan 0.12%
Capital Group Central Cash Fund 4.31%4,6	39,148	1,0837				40,231	—8
Total 7.89%
				$(316)	$130	$2,605,421	$40,278

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $240,456,000, which represented .73% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $272,000, which represented less than .01% of the net assets of the fund.

4Rate represents the seven-day yield at 12/31/2022.

5Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

6Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

7Represents net activity. Refer to Note 5 for more information on securities lending.

8Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

102    American Funds Insurance Series

International Growth and Income Fund

Investment portfolio December 31, 2022

Common stocks 96.75%			Value
		Shares	(000)

Financials	AIA Group, Ltd.	408,000	$ 4,495
16.53%	Ping An Insurance (Group) Company of China, Ltd., Class H	643,000	4,244
	AXA SA	114,432	3,189
	Zurich Insurance Group AG	5,399	2,580
	HDFC Bank, Ltd.	118,266	2,328
	Tokio Marine Holdings, Inc.	105,200	2,252
	UniCredit SpA	132,526	1,885
	Toronto-Dominion Bank (CAD denominated)	28,953	1,875
	Société Générale	70,627	1,772
	DNB Bank ASA	78,454	1,553
	Euronext NV	20,312	1,506
	Banco Bilbao Vizcaya Argentaria, SA	216,058	1,305
	Aon PLC, Class A	4,301	1,291
	Hana Financial Group, Inc.	37,354	1,250
	London Stock Exchange Group PLC	12,717	1,097
	Hang Seng Bank, Ltd.	66,200	1,096
	B3 SA-Brasil, Bolsa, Balcao	407,901	1,021
	UBS Group AG	54,178	1,010
	Industrial and Commercial Bank of China, Ltd., Class H	1,959,040	1,009
	Banco Santander, SA	307,795	922
	Resona Holdings, Inc.	167,200	918
	XP, Inc., Class A1	53,223	816
	Prudential PLC	55,866	756
	Erste Group Bank AG	22,556	719
	DBS Group Holdings, Ltd.	26,695	676
	Bank Leumi Le-Israel BM	77,681	648
	Discovery, Ltd.1	88,847	645
	Tryg A/S	25,561	606
	ABN AMRO Bank NV	42,512	587
	HDFC Life Insurance Company, Ltd.	82,955	566
	China Merchants Bank Co., Ltd., Class H	98,500	546
	Kotak Mahindra Bank, Ltd.	23,335	513
	Israel Discount Bank Ltd., Class A	87,914	462
	Banca Generali SpA	13,051	449
	ICICI Bank, Ltd. (ADR)	18,198	398
	Islandsbanki hf.	466,167	394
	Skandinaviska Enskilda Banken AB, Class A	32,490	374
	Brookfield Corp., Class A (CAD denominated)	10,905	343
	Grupo Financiero Banorte, SAB de CV, Series O	41,185	296
	ICICI Securities, Ltd.	45,682	275
	Postal Savings Bank of China Co., Ltd., Class H	437,000	270
	ING Groep NV	21,878	267
	EQT AB	11,659	248
	United Overseas Bank, Ltd.	5,400	124
	AU Small Finance Bank, Ltd.	12,289	97
	Brookfield Asset Management, Ltd., Class A (CAD denominated)1	2,726	78
	Moscow Exchange MICEX-RTS PJSC1,2	346,177	—3
	Sberbank of Russia PJSC1,2	476,388	—3
			49,751

Industrials	Airbus SE, non-registered shares	51,245	6,093
11.96%	BAE Systems PLC	413,069	4,269
	Alliance Global Group, Inc.	7,895,900	1,689
	ABB, Ltd.	50,534	1,539
	Rheinmetall AG	7,314	1,457
	SMC Corp.	3,100	1,312
	Daikin Industries, Ltd.	8,400	1,292
	RELX PLC	46,516	1,289
	Brenntag SE	19,924	1,274
	Bunzl PLC	34,974	1,167
	CCR SA, ordinary nominative shares	565,458	1,159

American Funds Insurance Series    103

International Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Ryanair Holdings PLC (ADR)1	13,626	$ 1,019
(continued)	Safran SA	7,664	958
	InPost SA1	109,547	926
	Cathay Pacific Airways, Ltd.1,4	787,000	856
	LIXIL Corp.	50,900	776
	Mitsui & Co., Ltd.	25,200	733
	Waste Connections, Inc. (CAD denominated)	5,192	688
	Experian PLC	17,789	606
	TFI International, Inc. (CAD denominated)	5,936	594
	Techtronic Industries Co., Ltd.	50,500	562
	Caterpillar, Inc.	2,260	541
	BELIMO Holding AG	1,112	531
	Epiroc AB, Class A	19,779	362
	Epiroc AB, Class B	10,197	164
	Canadian Pacific Railway, Ltd. (CAD denominated)	6,837	510
	Interpump Group SpA	9,158	415
	Deutsche Post AG	9,640	363
	Siemens AG	2,589	359
	Nidec Corp.	6,900	359
	DSV A/S	2,161	343
	Japan Airlines Co., Ltd.1	16,500	338
	Adecco Group AG	10,191	335
	Kone OYJ, Class B	5,245	272
	ASSA ABLOY AB, Class B	11,710	252
	Wizz Air Holdings PLC1	9,714	222
	SITC International Holdings Co., Ltd.	79,659	176
	Hitachi, Ltd.	2,400	121
	Polycab India, Ltd.	2,077	64
	Husqvarna AB, Class B	1,503	11

			35,996

Consumer	Evolution AB	44,081	4,305
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	5,830	4,235
11.78%	MGM China Holdings, Ltd.1	2,330,000	2,568
	Renault SA1	75,272	2,508
	Sands China, Ltd.1	568,372	1,883
	Restaurant Brands International, Inc. (CAD denominated)	26,120	1,689
	InterContinental Hotels Group PLC	25,528	1,469
	Wynn Macau, Ltd.1	1,317,200	1,468
	Prosus NV, Class N	19,085	1,310
	Midea Group Co., Ltd., Class A	170,800	1,269
	Galaxy Entertainment Group, Ltd.	184,000	1,218
	Sodexo SA	11,689	1,118
	adidas AG	8,004	1,093
	Li Ning Co., Ltd.	122,500	1,051
	B&M European Value Retail SA	203,086	1,012
	Nitori Holdings Co., Ltd.	6,200	804
	Industria de Diseño Textil, SA	29,903	796
	Paltac Corp.	21,900	767
	Valeo SA, non-registered shares	40,170	716
	Stellantis NV	43,832	621
	OPAP SA	41,296	585
	Entain PLC	33,218	533
	Coupang, Inc., Class A1	32,030	471
	D’Ieteren Group	2,035	392
	Americanas SA, ordinary nominative shares	149,913	274
	Games Workshop Group PLC	2,532	262
	IDP Education, Ltd.	13,164	243
	JD.com, Inc., Class A	7,174	202
	Pan Pacific International Holdings Corp.	9,000	167
	Kering SA	287	147

104    American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	Balkrishna Industries, Ltd.	4,894	$ 126
discretionary	Dixon Technologies (India), Ltd.	1,902	90
(continued)	MercadoLibre, Inc.1	88	75
			35,467

Consumer staples	British American Tobacco PLC	196,339	7,790
11.46%	Philip Morris International, Inc.	65,119	6,591
	Nestlé SA	26,069	3,011
	Anheuser-Busch InBev SA/NV	40,759	2,450
	Carlsberg A/S, Class B	18,056	2,390
	Kweichow Moutai Co., Ltd., Class A	9,490	2,348
	Pernod Ricard SA	6,241	1,227
	Japan Tobacco, Inc.	58,100	1,175
	Asahi Group Holdings, Ltd.	33,300	1,037
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	77,954	892
	Arca Continental, SAB de CV	108,287	879
	Carrefour SA, non-registered shares	47,224	790
	KT&G Corp.	9,986	722
	Varun Beverages, Ltd.	43,375	691
	Ocado Group PLC1	80,608	607
	Imperial Brands PLC	20,722	518
	L’Oréal SA, non-registered shares	1,190	427
	Reckitt Benckiser Group PLC	5,140	357
	Haleon PLC1	60,392	241
	Danone SA	4,351	229
	Avenue Supermarts, Ltd.1	2,324	114
			34,486

Information	Taiwan Semiconductor Manufacturing Company, Ltd.	517,000	7,535
technology	ASML Holding NV	10,887	5,893
10.82%	Edenred SA	50,178	2,730
	Tokyo Electron, Ltd.	8,300	2,466
	Samsung Electronics Co., Ltd.	41,896	1,848
	MediaTek, Inc.	87,000	1,767
	Broadcom, Inc.	2,678	1,497
	SAP SE	13,056	1,347
	Keyence Corp.	2,700	1,057
	Kingdee International Software Group Co., Ltd.1	444,000	945
	Logitech International SA	14,465	898
	Nokia Corp.	184,789	859
	TDK Corp.	25,500	828
	Capgemini SE	4,791	804
	ASM International NV	2,074	525
	Vanguard International Semiconductor Corp.	186,000	468
	Halma PLC	12,131	290
	Amadeus IT Group SA, Class A, non-registered shares1	4,613	238
	Nice, Ltd. (ADR)1	888	171
	Fujitsu, Ltd.	1,000	132
	eMemory Technology, Inc.	3,000	130
	Nomura Research Institute, Ltd.	5,300	126

			32,554

Health care	AstraZeneca PLC	77,983	10,584
10.34%	Novo Nordisk A/S, Class B	49,782	6,740
	Sanofi	28,623	2,770
	EssilorLuxottica	10,095	1,838
	Siemens Healthineers AG	34,852	1,744
	Bayer AG	32,378	1,672
	GSK PLC	49,438	860

American Funds Insurance Series    105

International Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Health care	Genus PLC	21,154	$ 762
(continued)	Grifols, SA, Class B (ADR)1	88,384	751
	EUROAPI1	39,510	586
	Shionogi & Co., Ltd.	9,600	478
	Lonza Group AG	927	456
	Roche Holding AG, nonvoting non-registered shares	1,328	417
	Novartis AG	4,476	405
	BeiGene, Ltd. (ADR)1	1,387	305
	Hypera SA, ordinary nominative shares	30,419	260
	Innovent Biologics, Inc.1	48,500	208
	CanSino Biologics, Inc., Class H4	22,800	195
	HOYA Corp.	1,000	97

			31,128

Energy	TotalEnergies SE	89,101	5,561
7.77%	BP PLC	643,014	3,739
	TechnipFMC PLC1	186,903	2,279
	Equinor ASA	57,576	2,065
	TC Energy Corp. (CAD denominated)	42,686	1,702
	Schlumberger, Ltd.	30,187	1,614
	Canadian Natural Resources, Ltd. (CAD denominated)4	25,703	1,427
	Aker BP ASA	43,949	1,370
	Cameco Corp. (CAD denominated)	52,625	1,193
	Reliance Industries, Ltd.	18,972	582
	Gaztransport & Technigaz SA	4,690	501
	Tourmaline Oil Corp.	9,772	493
	Woodside Energy Group, Ltd.	18,414	446
	INPEX Corp.	31,500	336
	Var Energi ASA	20,924	72
	Sovcomflot PAO1,2	356,717	—3
	Gazprom PJSC2	671,150	—3
	LUKOIL Oil Co. PJSC2	9,706	—3
			23,380

Materials	Vale SA, ordinary nominative shares	198,640	3,344
5.76%	Vale SA (ADR), ordinary nominative shares	80,910	1,373
	Linde PLC	7,570	2,469
	Glencore PLC	306,363	2,049
	Barrick Gold Corp.	94,562	1,625
	Barrick Gold Corp. (CAD denominated)	13,543	232
	UPM-Kymmene OYJ	23,659	887
	Rio Tinto PLC	10,464	734
	Asahi Kasei Corp.	99,900	710
	Air Liquide SA, non-registered shares	4,908	698
	Fresnillo PLC	58,201	632
	Koninklijke DSM NV	5,120	628
	Sociedad Química y Minera de Chile SA, Class B (ADR)	7,688	614
	Fortescue Metals Group, Ltd.	42,173	588
	Sika AG	1,500	362
	Shin-Etsu Chemical Co., Ltd.	1,900	231
	Givaudan SA	52	158
	Alrosa PJSC1,2	53,607	—3
			17,334

Communication	Koninklijke KPN NV	752,688	2,329
services	Nippon Telegraph and Telephone Corp.	81,600	2,329
5.66%	Tencent Holdings, Ltd.	50,600	2,151
	Telefónica, SA, non-registered shares	402,982	1,459
	Publicis Groupe SA	22,225	1,411

106    American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Communication	Sea, Ltd., Class A (ADR)1	21,542	$ 1,121
services	BT Group PLC	635,302	863
(continued)	SoftBank Corp.	76,200	862
	Vodafone Group PLC	839,939	851
	América Móvil, SAB de CV, Series L (ADR)	41,487	755
	Singapore Telecommunications, Ltd.	319,600	614
	Deutsche Telekom AG1	29,435	587
	Indus Towers, Ltd.	246,737	567
	Viaplay Group AB, Class B1	20,606	393
	MTN Group, Ltd.	44,802	336
	Universal Music Group NV	9,460	228
	NetEase, Inc.	10,800	157
	Sitios Latinoamerica, SAB de CV, Class B11	40,380	19
	Yandex NV, Class A1,2	5,000	—3
			17,032

Utilities	Engie SA	190,787	2,733
3.07%	Enel SpA	397,417	2,137
	ENN Energy Holdings, Ltd.	118,100	1,648
	Brookfield Infrastructure Partners, LP	36,875	1,142
	National Grid PLC	43,151	518
	Iberdrola, SA, non-registered shares	37,788	442
	China Resources Gas Group, Ltd.	106,200	396
	Veolia Environnement	9,023	232

			9,248

Real estate	CK Asset Holdings, Ltd.	327,000	2,014
1.60%	Longfor Group Holdings, Ltd.	351,500	1,077
	Link REIT	108,007	793
	Unibail-Rodamco-Westfield REIT, non-registered shares1	10,561	551
	Embassy Office Parks REIT	94,895	385

			4,820
	Total common stocks (cost: $287,727,000)
			291,196
Preferred securities 0.63%

Materials	Gerdau SA, preferred nominative shares	216,930	1,207
0.40%

Consumer	Volkswagen AG, nonvoting preferred shares	3,468	432
discretionary

0.14%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	6,483	261
technology	Total preferred securities (cost: $2,271,000)
			1,900
0.09%

Short-term securities 2.11%

Money market investments 1.82%

	Capital Group Central Cash Fund 4.31%5,6	54,926	5,492

American Funds Insurance Series    107

International Growth and Income Fund (continued)

Short-term securities (continued)										Value
								Shares		(000)

Money market investments purchased with collateral from securities on loan 0.29%

		Invesco Short-Term Investments Trust – Government & Agency Portfolio,
		Institutional Class 4.22%5,7						851,683		$852
		Goldman Sachs Financial Square Government Fund, Institutional Shares 4.15%5,7						14,166		14
										866
		Total short-term securities (cost: $6,355,000)
										6,358
		Total investment securities 99.49% (cost: $296,353,000)
										299,454
		Other assets less liabilities 0.51%								1,543
		Net assets 100.00%
									$300,997
Forward currency contracts

	Contract amount								Unrealized
									appreciation

Currency purchased		Currency sold					Settlement		at 12/31/2022
	(000)	(000)		Counterparty				date		(000)

USD	612	GBP	502	UBS AG			1/12/2023			$5
Investments in affiliates6
				Value of			Net	Net	Value of
				affiliate at			realized	unrealized	affiliate at	Dividend
				1/1/2022	Additions	Reductions	loss	depreciation 12/31/2022		income
				(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 1.82%
Money market investments 1.82%
	Capital Group Central Cash Fund 4.31%5			$21,699	$75,477	$91,678	$(4)	$(2)	$5,492	$302

1Security did not produce income during the last 12 months.

2Value determined using significant unobservable inputs.

3Amount less than one thousand.

4All or a portion of this security was on loan. The total value of all such securities was $1,435,000, which represented .48% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

5Rate represents the seven-day yield at 12/31/2022.

6Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

7Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

GBP = British pounds

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

108    American Funds Insurance Series

Capital Income Builder

Investment portfolio December 31, 2022

Common stocks 74.46%			Value
		Shares	(000)

Financials	Zurich Insurance Group AG	39,942	$ 19,087
13.77%	Toronto-Dominion Bank (CAD denominated)	162,719	10,536
	JPMorgan Chase & Co.	68,717	9,215
	PNC Financial Services Group, Inc.	49,137	7,761
	Münchener Rückversicherungs-Gesellschaft AG	23,791	7,736
	CME Group, Inc., Class A	45,573	7,664
	DBS Group Holdings, Ltd.	300,006	7,595
	Morgan Stanley	88,772	7,547
	DNB Bank ASA	301,733	5,974
	Power Corporation of Canada, subordinate voting shares	201,698	4,745
	BlackRock, Inc.	6,520	4,620
	B3 SA-Brasil, Bolsa, Balcao	1,360,408	3,404
	Tryg A/S	138,292	3,280
	Ping An Insurance (Group) Company of China, Ltd., Class H	447,500	2,954
	Ping An Insurance (Group) Company of China, Ltd., Class A	34,457	233
	Webster Financial Corp.	61,978	2,934
	AIA Group, Ltd.	253,600	2,794
	American International Group, Inc.	43,993	2,782
	Principal Financial Group, Inc.	31,762	2,665
	Blackstone, Inc., nonvoting shares	33,399	2,478
	KBC Groep NV	33,615	2,158
	United Overseas Bank, Ltd.	89,200	2,046
	State Street Corp.	26,015	2,018
	Kaspi.kz JSC1	21,756	1,555
	Kaspi.kz JSC (GDR)	5,969	426
	East West Bancorp, Inc.	29,501	1,944
	ING Groep NV	157,320	1,919
	Wells Fargo & Company	45,898	1,895
	China Pacific Insurance (Group) Co., Ltd., Class H	794,150	1,754
	National Bank of Canada	24,069	1,622
	Travelers Companies, Inc.	8,641	1,620
	Swedbank AB, Class A	88,691	1,507
	Citizens Financial Group, Inc.	36,461	1,436
	KeyCorp	75,308	1,312
	China Merchants Bank Co., Ltd., Class A	131,100	703
	China Merchants Bank Co., Ltd., Class H	94,500	524
	IIFL Wealth Management, Ltd.	55,104	1,183
	Franklin Resources, Inc.	42,738	1,127
	OneMain Holdings, Inc.	33,517	1,116
	EFG International AG	113,913	1,086
	BNP Paribas SA	17,927	1,020
	Great-West Lifeco, Inc.	43,284	1,001
	Truist Financial Corp.	23,131	995
	Corebridge Financial, Inc.	44,617	895
	Hang Seng Bank, Ltd.	52,200	864
	Euronext NV	11,304	838
	Hong Kong Exchanges and Clearing, Ltd.	18,300	791
	Bank Central Asia Tbk PT	1,423,700	781
	TPG, Inc., Class A	26,918	749
	Citigroup, Inc.	16,200	733
	Patria Investments, Ltd., Class A	47,813	666
	Banco Santander, SA	201,758	604
	Vontobel Holding AG	7,885	524
	Macquarie Group, Ltd.	4,045	459
	Hana Financial Group, Inc.	10,680	357
	Cullen/Frost Bankers, Inc.	1,968	263
	UniCredit SpA	12,643	180
	SouthState Corp.	2,204	168
	Moscow Exchange MICEX-RTS PJSC2,3	875,002	—4
	Sberbank of Russia PJSC2,3	204,176	—4
			156,843

American Funds Insurance Series    109

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer staples	Philip Morris International, Inc.	259,908	$ 26,305
10.07%	British American Tobacco PLC	471,482	18,706
	General Mills, Inc.	102,770	8,617
	Altria Group, Inc.	188,250	8,605
	PepsiCo, Inc.	47,154	8,519
	Nestlé SA	70,531	8,145
	Kimberly-Clark Corp.	39,311	5,337
	Imperial Brands PLC	207,379	5,181
	ITC, Ltd.	1,060,348	4,250
	Unilever PLC (GBP denominated)	57,668	2,909
	Carlsberg A/S, Class B	19,656	2,602
	Keurig Dr Pepper, Inc.	72,760	2,595
	Danone SA	48,454	2,553
	Anheuser-Busch InBev SA/NV	37,592	2,260
	Kraft Heinz Company	32,392	1,319
	Seven & i Holdings Co., Ltd.	29,600	1,266
	Procter & Gamble Company	7,687	1,165
	Mondelez International, Inc.	14,725	981
	Vector Group, Ltd.	69,487	824
	Essity Aktiebolag, Class B	23,218	610
	Viscofan, SA, non-registered shares	9,124	589
	Reckitt Benckiser Group PLC	7,982	555
	Scandinavian Tobacco Group A/S	21,667	380
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	136,106	231
	Coca-Cola HBC AG (CDI)	7,021	168

			114,672

Health care	AbbVie, Inc.	173,251	27,999
9.47%	Amgen, Inc.	53,879	14,151
	Gilead Sciences, Inc.	153,232	13,155
	AstraZeneca PLC	60,447	8,204
	Abbott Laboratories	66,565	7,308
	Medtronic PLC	82,068	6,378
	Novartis AG	65,737	5,955
	Bristol-Myers Squibb Company	74,164	5,336
	Pfizer, Inc.	89,394	4,581
	UnitedHealth Group, Inc.	6,954	3,687
	Roche Holding AG, nonvoting non-registered shares	10,419	3,274
	Takeda Pharmaceutical Company, Ltd.	87,100	2,720
	Royalty Pharma PLC, Class A	42,309	1,672
	Merck & Co., Inc.	7,825	868
	EBOS Group, Ltd.	30,676	850
	CVS Health Corp.	7,431	692
	Bayer AG	12,641	653
	GSK PLC	17,925	312
	Koninklijke Philips NV (EUR denominated)	4,898	74
	Organon & Co.	662	18

			107,887

Industrials	Raytheon Technologies Corp.	239,595	24,180
7.34%	Lockheed Martin Corp.	11,445	5,568
	BAE Systems PLC	526,461	5,441
	Honeywell International, Inc.	24,790	5,312
	Siemens AG	36,680	5,091
	RELX PLC	131,761	3,650
	RELX PLC (ADR)	8,177	227
	Kone OYJ, Class B	71,780	3,718
	L3Harris Technologies, Inc.	16,708	3,479
	Deutsche Post AG	64,678	2,435
	VINCI SA	24,215	2,418

110    American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Singapore Technologies Engineering, Ltd.	898,600	$ 2,249
(continued)	Trinity Industries, Inc.	72,684	2,149
	BOC Aviation, Ltd.	194,500	1,617
	Illinois Tool Works, Inc.	7,243	1,596
	ITOCHU Corp.	44,400	1,388
	SGS SA	589	1,364
	Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	45,292	1,144
	Trelleborg AB, Class B	47,577	1,101
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	74,506	1,067
	AB Volvo, Class B	58,146	1,053
	Norfolk Southern Corp.	3,965	977
	LIXIL Corp.	54,600	832
	Ventia Services Group Pty, Ltd.	490,862	796
	United Parcel Service, Inc., Class B	4,455	774
	Union Pacific Corp.	3,606	747
	Marubeni Corp.	56,900	650
	General Dynamics Corp.	2,526	627
	Waste Management, Inc.	3,955	620
	Carrier Global Corp.	13,015	537
	Airbus SE, non-registered shares	3,671	436
	Sulzer AG	4,695	367

			83,610

Information	Broadcom, Inc.	65,566	36,661
technology	Microsoft Corp.	63,062	15,124
6.92%	Taiwan Semiconductor Manufacturing Company, Ltd.	583,800	8,509
	Paychex, Inc.	17,290	1,998
	Texas Instruments, Inc.	11,533	1,905
	KLA Corp.	4,878	1,839
	Vanguard International Semiconductor Corp.	618,700	1,558
	Automatic Data Processing, Inc.	6,477	1,547
	QUALCOMM, Inc.	11,372	1,250
	Western Union Company	83,565	1,151
	Tokyo Electron, Ltd.	3,500	1,040
	SAP SE	10,071	1,039
	Analog Devices, Inc.	5,930	973
	NetApp, Inc.	14,882	894
	GlobalWafers Co., Ltd.	46,938	652
	Fidelity National Information Services, Inc.	9,497	644
	Intel Corp.	18,944	501
	MediaTek, Inc.	24,000	487
	Tripod Technology Corp.	152,000	465
	SINBON Electronics Co., Ltd.	42,446	380
	BE Semiconductor Industries NV	3,388	206

			78,823

Utilities	Dominion Energy, Inc.	102,936	6,312
6.24%	Iberdrola, SA, non-registered shares	496,459	5,807
	DTE Energy Company	49,064	5,766
	National Grid PLC	476,775	5,727
	Engie SA	335,814	4,810
	Engie SA, bonus shares	36,900	529
	Power Grid Corporation of India, Ltd.	2,007,912	5,169
	E.ON SE	486,449	4,855
	The Southern Co.	62,100	4,434
	Edison International	60,608	3,856
	Duke Energy Corp.	32,752	3,373
	AES Corp.	108,568	3,122
	Entergy Corp.	26,522	2,984
	Exelon Corp.	49,566	2,143

American Funds Insurance Series    111

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Utilities	Public Service Enterprise Group, Inc.	28,665	$ 1,756
(continued)	SSE PLC	77,332	1,595
	CenterPoint Energy, Inc.	51,179	1,535
	Sempra Energy	9,762	1,509
	ENN Energy Holdings, Ltd.	93,600	1,306
	Enel SpA	240,213	1,292
	NextEra Energy, Inc.	13,466	1,126
	Evergy, Inc.	15,369	967
	Power Assets Holdings, Ltd.	106,500	583
	CMS Energy Corp.	3,992	253
	American Electric Power Company, Inc.	1,512	144
	SembCorp Industries, Ltd.	44,800	113

			71,066

Energy	Canadian Natural Resources, Ltd. (CAD denominated)5	195,057	10,832
6.00%	Chevron Corp.	47,686	8,559
	TC Energy Corp. (CAD denominated)	181,889	7,252
	TC Energy Corp.	16,085	641
	Exxon Mobil Corp.	69,719	7,690
	TotalEnergies SE	90,216	5,631
	BP PLC	806,006	4,687
	EOG Resources, Inc.	34,736	4,499
	Shell PLC (GBP denominated)	115,306	3,277
	Shell PLC (ADR)	8,467	482
	Woodside Energy Group, Ltd.	86,228	2,086
	Woodside Energy Group, Ltd. (CDI)	23,081	557
	ConocoPhillips	20,510	2,420
	Pioneer Natural Resources Company	10,296	2,352
	Schlumberger, Ltd.	36,843	1,970
	Enbridge, Inc. (CAD denominated)	40,329	1,576
	Baker Hughes Co., Class A	52,596	1,553
	Equitrans Midstream Corp.	213,059	1,427
	DT Midstream, Inc.	13,716	758
	Galp Energia, SGPS, SA, Class B	11,022	149
	Gazprom PJSC2	880,428	—4
			68,398

Real estate	VICI Properties, Inc. REIT	586,804	19,012
5.99%	Crown Castle, Inc. REIT	113,151	15,348
	Equinix, Inc. REIT	10,699	7,008
	Gaming and Leisure Properties, Inc. REIT	93,929	4,893
	Federal Realty Investment Trust REIT	28,164	2,846
	Link REIT	372,507	2,735
	American Tower Corp. REIT	9,879	2,093
	CK Asset Holdings, Ltd.	318,000	1,958
	Boston Properties, Inc. REIT	22,486	1,520
	Charter Hall Group REIT	146,326	1,192
	Longfor Group Holdings, Ltd.	353,000	1,082
	POWERGRID Infrastructure Investment Trust	681,036	1,047
	Embassy Office Parks REIT	245,585	996
	Mindspace Business Parks REIT	214,689	868
	Extra Space Storage, Inc. REIT	5,810	855
	Americold Realty Trust, Inc. REIT	30,182	854
	Sun Hung Kai Properties, Ltd.	61,255	838
	CTP NV	68,103	802
	Digital Realty Trust, Inc. REIT	6,950	697

112    American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Real estate	Kimco Realty Corp. REIT	31,388	$ 665
(continued)	Prologis, Inc. REIT	4,763	537
	CubeSmart REIT	8,847	356

			68,202

Materials	Vale SA (ADR), ordinary nominative shares	349,433	5,930
2.91%	Vale SA, ordinary nominative shares	225,247	3,792
	Rio Tinto PLC	79,626	5,587
	Air Products and Chemicals, Inc.	9,631	2,969
	Linde PLC	8,936	2,915
	BHP Group, Ltd. (CDI)	82,385	2,540
	International Flavors & Fragrances, Inc.	21,588	2,263
	LyondellBasell Industries NV	18,557	1,541
	Evonik Industries AG	54,480	1,046
	Sociedad Química y Minera de Chile SA, Class B (ADR)	12,475	996
	BASF SE	16,131	801
	UPM-Kymmene OYJ	19,684	738
	Asahi Kasei Corp.	96,900	688
	Fortescue Metals Group, Ltd.	28,457	397
	Nexa Resources SA5	51,286	309
	WestRock Co.	7,448	262
	Shin-Etsu Chemical Co., Ltd.	1,900	231
	Smurfit Kappa Group PLC	4,754	176

			33,181

Consumer	Starbucks Corp.	41,213	4,088
discretionary	Home Depot, Inc.	12,852	4,059
2.90%	Industria de Diseño Textil, SA	149,994	3,994
	Midea Group Co., Ltd., Class A	513,775	3,816
	McDonald’s Corp.	11,404	3,005
	Kering SA	5,640	2,887
	Restaurant Brands International, Inc.	38,245	2,473
	LVMH Moët Hennessy-Louis Vuitton SE	2,860	2,078
	YUM! Brands, Inc.	10,281	1,317
	Galaxy Entertainment Group, Ltd.	196,000	1,298
	Cie. Financière Richemont SA, Class A	7,967	1,031
	Darden Restaurants, Inc.	7,101	982
	Mercedes-Benz Group AG	8,466	556
	OPAP SA	27,844	395
	Pearson PLC	26,653	302
	Inchcape PLC	26,460	261
	Kindred Group PLC (SDR)	24,452	255
	VF Corp.	4,833	134
	Thule Group AB	4,224	88

			33,019

Communication	Comcast Corp., Class A	222,680	7,787
services	Verizon Communications, Inc.	113,150	4,458
2.85%	SoftBank Corp.	380,300	4,300
	Singapore Telecommunications, Ltd.	1,528,600	2,935
	Koninklijke KPN NV	918,661	2,842
	BCE, Inc.	54,651	2,401
	Nippon Telegraph and Telephone Corp.	75,100	2,143
	HKT Trust and HKT, Ltd., units	1,127,240	1,378
	Warner Music Group Corp., Class A	33,470	1,172
	Omnicom Group, Inc.	10,871	887
	WPP PLC	81,366	808

American Funds Insurance Series    113

Capital Income Builder (continued)

Common stocks (continued)			Value
		Shares	(000)

Communication	Indus Towers, Ltd.	211,665	$486
services	América Móvil, SAB de CV, Series L (ADR)	24,725	450
(continued)	ProSiebenSat.1 Media SE	40,927	366

			32,413
	Total common stocks (cost: $704,847,000)
			848,114
Preferred securities 0.05%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	13,546	545
technology	Total preferred securities (cost: $456,000)
			545
0.05%

Rights & warrants 0.00%

Consumer	Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/20233	7,130	6
discretionary	Total rights & warrants (cost: $0)
			6
0.00%

Convertible stocks 0.44%

Utilities	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	35,900	1,802
0.28%	AES Corp., convertible preferred units, 6.875% 2/15/2024	8,659	883
	American Electric Power Company, Inc., convertible preferred units,
	6.125% 8/15/2023	9,704	501

			3,186

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 4/15/20235	841	1,141
0.10%

Consumer	Aptiv PLC, Series A, convertible preferred shares, 5.50% 6/15/2023	6,448	692
discretionary	Total convertible stocks (cost: $4,623,000)
			5,019
0.06%

Investment funds 2.46%

	Capital Group Central Corporate Bond Fund6	3,442,868	28,059
	Total investment funds (cost: $33,742,000)		28,059
Bonds, notes & other debt instruments 18.22%		Principal amount

		(000)

U.S. Treasury bonds & notes 9.44%

U.S. Treasury	U.S. Treasury 0.125% 1/31/2023	USD2,200	2,193
7.06%	U.S. Treasury 0.375% 10/31/2023	875	844
	U.S. Treasury 0.125% 12/15/2023	8,410	8,057
	U.S. Treasury 2.50% 4/30/2024	2,224	2,161
	U.S. Treasury 3.25% 8/31/2024	554	542
	U.S. Treasury 0.625% 10/15/2024	11,050	10,322
	U.S. Treasury 0.75% 11/15/2024	3,525	3,291
	U.S. Treasury 4.50% 11/30/2024	3,677	3,678
	U.S. Treasury 4.00% 12/15/2025	4,257	4,230
	U.S. Treasury 0.75% 3/31/2026	1	1
	U.S. Treasury 0.75% 4/30/2026	1,093	977
	U.S. Treasury 0.75% 5/31/2026	3,850	3,435

114    American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 1.875% 6/30/2026	USD6,300	$ 5,845
(continued)	U.S. Treasury 1.125% 10/31/2026	995	890
	U.S. Treasury 2.00% 11/15/20267	2,800	2,589
	U.S. Treasury 0.50% 4/30/2027	2,900	2,498
	U.S. Treasury 6.125% 11/15/2027	950	1,037
	U.S. Treasury 3.875% 11/30/2027	15,438	15,354
	U.S. Treasury 1.25% 3/31/2028	1,350	1,174
	U.S. Treasury 3.875% 11/30/2029	1,360	1,351
	U.S. Treasury 6.25% 5/15/2030	890	1,016
	U.S. Treasury 4.125% 11/15/2032	1,610	1,642
	U.S. Treasury 1.125% 5/15/20407	2,400	1,506
	U.S. Treasury 2.00% 11/15/2041	300	215
	U.S. Treasury 4.00% 11/15/2042	806	790
	U.S. Treasury 2.375% 5/15/2051	197	142
	U.S. Treasury 3.00% 8/15/20527	5,411	4,486
	U.S. Treasury 4.00% 11/15/2052	115	116

			80,382

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 1/15/20238	2,610	2,605
inflation-protected	U.S. Treasury Inflation-Protected Security 0.625% 4/15/20238	3,400	3,367
securities	U.S. Treasury Inflation-Protected Security 0.375% 7/15/20238	1,818	1,797
2.38%	U.S. Treasury Inflation-Protected Security 0.625% 1/15/20248	1,220	1,195
	U.S. Treasury Inflation-Protected Security 0.50% 4/15/20248	1,581	1,539
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/20248	1,887	1,828
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/20248	2,752	2,652
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/20258	539	518
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/20258	1,269	1,210
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/20258	377	362
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/20258	230	218
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/20268	2,388	2,245
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/20278	2,253	2,250
	U.S. Treasury Inflation-Protected Security 0.50% 1/15/20288	242	227
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/20308	2,143	1,925
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/20318	1,831	1,625
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/20318	139	123
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/20498	201	169
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/20517,8	2,031	1,311
			27,166
	Total U.S. Treasury bonds & notes
			107,548
Mortgage-backed obligations 6.13%

Federal agency	Fannie Mae Pool #695412 5.00% 6/1/20339	—4	—4
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 10/1/20359	2	2
obligations	Fannie Mae Pool #931768 5.00% 8/1/20399	1	1
5.40%	Fannie Mae Pool #AC0794 5.00% 10/1/20399	5	5
	Fannie Mae Pool #932606 5.00% 2/1/20409	2	2
	Fannie Mae Pool #AE0311 3.50% 8/1/20409	9	8
	Fannie Mae Pool #AE1248 5.00% 6/1/20419	8	8
	Fannie Mae Pool #AJ1873 4.00% 10/1/20419	7	6
	Fannie Mae Pool #AE1274 5.00% 10/1/20419	7	7
	Fannie Mae Pool #AE1277 5.00% 11/1/20419	5	5
	Fannie Mae Pool #AE1283 5.00% 12/1/20419	2	2
	Fannie Mae Pool #AE1290 5.00% 2/1/20429	4	4
	Fannie Mae Pool #AT0300 3.50% 3/1/20439	1	1
	Fannie Mae Pool #AT3954 3.50% 4/1/20439	2	2
	Fannie Mae Pool #AY1829 3.50% 12/1/20449	2	2
	Fannie Mae Pool #FM9416 3.50% 7/1/20459	150	138
	Fannie Mae Pool #BH3122 4.00% 6/1/20479	1	1

American Funds Insurance Series    115

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #BJ5015 4.00% 12/1/20479	USD39	$ 37
mortgage-backed	Fannie Mae Pool #BK5232 4.00% 5/1/20489	20	19
obligations	Fannie Mae Pool #BK6840 4.00% 6/1/20489	27	25
(continued)	Fannie Mae Pool #BK9743 4.00% 8/1/20489	8	8
	Fannie Mae Pool #BK9761 4.50% 8/1/20489	5	5
	Fannie Mae Pool #FM3280 3.50% 5/1/20499	38	35
	Fannie Mae Pool #CA5540 3.00% 4/1/20509	3,219	2,861
	Fannie Mae Pool #CA6309 3.00% 7/1/20509	376	337
	Fannie Mae Pool #CB2787 3.50% 12/1/20519	23	21
	Fannie Mae Pool #BV0790 3.50% 1/1/20529	97	88
	Fannie Mae Pool #FS0647 3.00% 2/1/20529	1,017	907
	Fannie Mae Pool #CB3236 3.00% 3/1/20529	424	373
	Fannie Mae Pool #FS3275 3.00% 4/1/20529	787	691
	Fannie Mae Pool #MA4600 3.50% 5/1/20529	1,452	1,321
	Fannie Mae Pool #BT8370 3.50% 6/1/20529	291	265
	Fannie Mae Pool #MA4732 4.00% 9/1/20529	353	332
	Fannie Mae Pool #MA4782 3.50% 10/1/20529	880	800
	Fannie Mae Pool #MA4877 6.50% 12/1/20529	103	106
	Fannie Mae Pool #MA4902 3.50% 1/1/20539	53	48
	Fannie Mae Pool #MA4866 4.00% 1/1/20539	828	777
	Fannie Mae Pool #MA4868 5.00% 1/1/20539	30	30
	Fannie Mae Pool #MA4895 6.50% 1/1/20539	118	121
	Fannie Mae Pool #BF0142 5.50% 8/1/20569	391	404
	Fannie Mae Pool #BF0342 5.50% 1/1/20599	266	272
	Fannie Mae Pool #BM6737 4.50% 11/1/20599	704	691
	Fannie Mae Pool #BF0497 3.00% 7/1/20609	458	401
	Freddie Mac Pool #Q15874 4.00% 2/1/20439	1	1
	Freddie Mac Pool #G67711 4.00% 3/1/20489	234	225
	Freddie Mac Pool #Q55971 4.00% 5/1/20489	20	19
	Freddie Mac Pool #Q56175 4.00% 5/1/20489	19	18
	Freddie Mac Pool #Q55970 4.00% 5/1/20489	10	9
	Freddie Mac Pool #Q56599 4.00% 6/1/20489	28	27
	Freddie Mac Pool #Q57242 4.50% 7/1/20489	13	13
	Freddie Mac Pool #Q58411 4.50% 9/1/20489	51	51
	Freddie Mac Pool #Q58436 4.50% 9/1/20489	28	27
	Freddie Mac Pool #Q58378 4.50% 9/1/20489	20	20
	Freddie Mac Pool #ZT1704 4.50% 1/1/20499	1,234	1,218
	Freddie Mac Pool #QD2877 3.00% 12/1/20519	130	114
	Freddie Mac Pool #SD1374 3.00% 3/1/20529	430	378
	Freddie Mac Pool #SD1937 3.00% 3/1/20529	243	214
	Freddie Mac Pool #QE4383 4.00% 6/1/20529	340	319
	Freddie Mac Pool #RA7556 4.50% 6/1/20529	936	903
	Freddie Mac Pool #SD8242 3.00% 9/1/20529	605	531
	Freddie Mac Pool #SD1584 4.50% 9/1/20529	206	202
	Freddie Mac Pool #QF1730 4.00% 10/1/20529	838	787
	Freddie Mac Pool #SD8256 4.00% 10/1/20529	100	94
	Freddie Mac Pool #SD8264 3.50% 11/1/20529	200	182
	Freddie Mac Pool #SD8275 4.50% 12/1/20529	1,959	1,887
	Freddie Mac Pool #SD8281 6.50% 12/1/20529	406	416
	Freddie Mac Pool #SD8285 3.50% 1/1/20539	14	13
	Freddie Mac Pool #SD8286 4.00% 1/1/20539	200	188
	Freddie Mac Pool #SD8288 5.00% 1/1/20539	35	35
	Freddie Mac Pool #SD8282 6.50% 1/1/20539	457	468
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00% 1/25/20569,10	115	108
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00% 8/25/20569	235	219
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00% 8/25/20569,10	233	218
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25% 6/25/20579,10	97	88

116    American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT,
mortgage-backed	3.50% 6/25/20579	USD80	$73
obligations	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
(continued)	3.50% 8/25/20579	20	19
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT,
	3.50% 7/25/20589	1,001	905
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA,
	3.50% 7/25/20589	408	386
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50% 8/25/20589	629	594
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA,
	3.50% 10/25/20589	18	17
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50% 10/25/20589	10	9
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 11/25/20289	922	881
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C,
	2.75% 9/25/20299	1,293	1,191
	Government National Mortgage Assn. 4.00% 1/1/20539,11	3,400	3,218
	Government National Mortgage Assn. 4.50% 1/1/20539,11	60	58
	Government National Mortgage Assn. 5.00% 2/1/20539,11	8,731	8,652
	Government National Mortgage Assn. 5.50% 2/1/20539,11	1,017	1,022
	Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/20499	454	441
	Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/20529	2,927	2,773
	Government National Mortgage Assn. Pool #MA8427 4.50% 11/20/20529	1,054	1,024
	Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/20529	54	52
	Government National Mortgage Assn. Pool #MA8489 4.50% 12/20/20529	300	291
	Government National Mortgage Assn. Pool #694836 5.682% 9/20/20599	—4	—4
	Government National Mortgage Assn. Pool #765152 4.14% 7/20/20619	—4	—4
	Government National Mortgage Assn. Pool #766525 4.70% 11/20/20629	—4	—4
	Government National Mortgage Assn. Pool #AA7554 6.64% 7/20/20649	1	1
	Government National Mortgage Assn. Pool #725893 5.20% 9/20/20649	—4	—4
	Uniform Mortgage-Backed Security 2.50% 1/1/20389,11	1,708	1,563
	Uniform Mortgage-Backed Security 2.00% 1/1/20539,11	60	49
	Uniform Mortgage-Backed Security 2.50% 1/1/20539,11	140	119
	Uniform Mortgage-Backed Security 4.00% 1/1/20539,11	340	319
	Uniform Mortgage-Backed Security 4.50% 1/1/20539,11	340	327
	Uniform Mortgage-Backed Security 5.00% 1/1/20539,11	1,250	1,232
	Uniform Mortgage-Backed Security 5.50% 1/1/20539,11	13,500	13,538
	Uniform Mortgage-Backed Security 6.50% 1/1/20539,11	1,836	1,880
	Uniform Mortgage-Backed Security 4.00% 2/1/20539,11	172	161
	Uniform Mortgage-Backed Security 5.50% 2/1/20539,11	80	80
	Uniform Mortgage-Backed Security 6.00% 2/1/20539,11	470	477
			61,513

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/20481,9,10	141	112
mortgage-backed	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/20611,9,10	84	75
obligations (privately	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/20611,9	90	78
originated)	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/20301,9,10	71	69
0.42%	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/20311,9,10	136	129
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/20361,9,10	104	99
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/20611,9,10	185	175
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/20601,9,10	10	10
	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1,
	(30-day Average USD-SOFR + 0.75%) 4.678% 10/25/20411,9,10	4	4
	Finance of America Structured Securities Trust, Series 2019-JR3, Class A,
	2.00% 9/25/20691,9	59	61
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A,
	2.00% 11/25/20691,9	67	66

American Funds Insurance Series    117

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Collateralized	Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/20511,9,10	USD117	$ 95
mortgage-backed	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3,
obligations (privately	(1-month USD-LIBOR + 4.70%) 9.089% 4/25/20289,10	252	261
originated)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
(continued)	Class M1A, (30-day Average USD-SOFR + 2.00%) 5.928% 4/25/20421,9,10	109	109
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4,
	Class M1A, (30-day Average USD-SOFR + 2.20%) 6.128% 5/25/20421,9,10	19	19
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6,
	Class M1A, (30-day Average USD-SOFR + 2.15%) 6.078% 9/25/20421,9,10	34	34
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6,
	Class M1B, (30-day Average USD-SOFR + 3.70%) 7.628% 9/25/20421,9,10	64	65
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2,
	(1-month USD-LIBOR + 1.70%) 6.089% 1/25/20501,9,10	188	187
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2,
	(1-month USD-LIBOR + 1.85%) 6.239% 2/25/20501,9,10	408	407
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1,
	(1-month USD-LIBOR + 5.10%) 9.489% 6/27/20501,9,10	108	112
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1,
	(1-month USD-LIBOR + 6.00%) 10.389% 8/25/20501,9,10	540	575
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/20391,9	196	184
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1,
	4.00% 2/25/2061 (7.00% on 4/25/2025)1,9,12	200	185
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/20611,9,10	78	71
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1,
	2.25% 7/25/2067 (5.25% on 11/25/2024)1,9,12	132	119
	Mello Warehouse Securitization Trust, Series 2021-3, Class A,
	(1-month USD-LIBOR + 0.85%) 5.239% 11/25/20551,9,10	202	195
	NewRez Warehouse Securitization Trust, Series 2021-1, Class A,
	(1-month USD-LIBOR + 0.75%) 5.139% 5/25/20551,9,10	281	277
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/20391,9	100	91
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A,
	1.259% 11/25/20311,9,10	66	62
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/20561,9,10	20	19
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/20571,9,10	20	19
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/20571,9,10	40	39
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/20581,9,10	49	47
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/20581,9,10	24	23
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/20601,9	472	420
	Treehouse Park Improvement Association No.1 - Anleihen 9.75% 12/1/20331,2	100	89
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/20381,9	196	170
			4,752

Commercial	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A,
mortgage-backed	(1-month USD CME Term SOFR + 1.77%) 6.105% 5/15/20391,9,10	110	108
securities	BPR Trust, Series 2022-OANA, Class A,
0.31%	(1-month USD CME Term SOFR + 1.898%) 6.234% 4/15/20371,9,10	329	322
	BX Trust, Series 2022-CSMO, Class A,
	(1-month USD CME Term SOFR + 2.115%) 6.45% 6/15/20271,9,10	332	330
	BX Trust, Series 2021-VOLT, Class A,
	(1-month USD-LIBOR + 0.70%) 5.018% 9/15/20361,9,10	548	529
	BX Trust, Series 2021-ARIA, Class A,
	(1-month USD-LIBOR + 0.899%) 5.217% 10/15/20361,9,10	266	253
	BX Trust, Series 2021-ARIA Class C,
	(1-month USD-LIBOR + 1.646%) 5.964% 10/15/20361,9,10	100	93
	BX Trust, Series 2022-IND, Class A,
	(1-month USD CME Term SOFR + 1.491%) 5.827% 4/15/20371,9,10	155	152
	BX Trust, Series 2021-SOAR, Class A,
	(1-month USD-LIBOR + 0.67%) 4.988% 6/15/20381,9,10	173	167

118    American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	BX Trust, Series 2021-SOAR, Class D,
mortgage-backed	(1-month USD-LIBOR + 1.40%) 5.718% 6/15/20381,9,10	USD99	$94
securities	BX Trust, Series 2021-ACNT, Class C,
(continued)	(1-month USD-LIBOR + 1.50%) 5.818% 11/15/20381,9,10	100	95
	BX Trust, Series 2022-PSB, Class A,
	(1-month USD CME Term SOFR + 2.451%) 6.787% 8/15/20391,9,10	99	99
	Extended Stay America Trust, Series 2021-ESH, Class A,
	(1-month USD-LIBOR + 1.08%) 5.398% 7/15/20381,9,10	98	95
	Great Wolf Trust, Series 2019-WOLF, Class A,
	(1-month USD-LIBOR + 1.034%) 5.352% 12/15/20361,9,10	24	23
	GS Mortgage Securities Trust, Series 2018-HULA, Class A, 5.238% 7/15/20251,9,10	229	223
	Hawaii Hotel Trust, Series 2019-MAUI, Class A,
	(1-month USD-LIBOR + 1.15%) 5.468% 5/17/20381,9,10	300	292
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C,
	3.565% 1/5/20391,9,10	100	78
	La Quinta Mortgage Trust, Series 2022-LAQ, Class A,
	(1-month USD CME Term SOFR + 1.724%) 6.059% 3/15/20391,9,10	50	49
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A,
	(1-month USD-LIBOR + 1.05%) 5.368% 10/15/20381,9,10	62	59
	Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10,
	(1-month USD-LIBOR + 3.25%) 7.639% 10/15/20491,9,10	141	133
	SREIT Trust, Series 2021-MFP, Class A,
	(1-month USD-LIBOR + 0.731%) 5.049% 11/15/20381,9,10	361	348
			3,542
	Total mortgage-backed obligations
			69,807
Corporate bonds, notes & loans 1.72%

Health care	AbbVie, Inc. 3.20% 11/21/2029	25	23
0.28%	AbbVie, Inc. 4.25% 11/21/2049	39	33
	Amgen, Inc. 4.05% 8/18/2029	145	136
	Amgen, Inc. 4.20% 3/1/2033	133	123
	Amgen, Inc. 4.20% 2/22/2052	19	15
	Amgen, Inc. 4.875% 3/1/2053	45	40
	AstraZeneca PLC 3.375% 11/16/2025	200	193
	AstraZeneca PLC 3.00% 5/28/2051	11	8
	Centene Corp. 4.625% 12/15/2029	530	486
	Centene Corp. 3.375% 2/15/2030	179	152
	Centene Corp. 2.625% 8/1/2031	40	31
	Gilead Sciences, Inc. 1.65% 10/1/2030	8	6
	HCA, Inc. 2.375% 7/15/2031	18	14
	Humana, Inc. 3.70% 3/23/2029	12	11
	Merck & Co., Inc. 1.70% 6/10/2027	118	105
	Merck & Co., Inc. 3.40% 3/7/2029	110	103
	Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	8	6
	Regeneron Pharmaceuticals, Inc. 2.80% 9/15/2050	2	1
	Shire PLC 3.20% 9/23/2026	270	254
	Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024	700	687
	Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	650	570
	Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046	300	184
	Zoetis, Inc. 5.60% 11/16/2032	25	26

			3,207

Energy	Apache Corp. 4.25% 1/15/2030	385	341
0.27%	Baker Hughes Holdings, LLC 2.061% 12/15/2026	8	7
	BP Capital Markets America, Inc. 3.633% 4/6/2030	360	331
	Cenovus Energy, Inc. 5.40% 6/15/2047	73	66
	EQT Corp. 5.00% 1/15/2029	35	33
	EQT Corp. 3.625% 5/15/20311	20	17

American Funds Insurance Series    119

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Equinor ASA 2.375% 5/22/2030	USD365	$ 311
(continued)	Exxon Mobil Corp. 2.995% 8/16/2039	200	154
	Exxon Mobil Corp. 3.452% 4/15/2051	25	19
	Kinder Morgan, Inc. 5.45% 8/1/2052	11	10
	MPLX, LP 4.95% 9/1/2032	20	19
	MPLX, LP 4.95% 3/14/2052	20	16
	New Fortress Energy, Inc. 6.50% 9/30/20261	80	75
	NGL Energy Operating, LLC 7.50% 2/1/20261	80	71
	ONEOK, Inc. 3.10% 3/15/2030	42	35
	ONEOK, Inc. 7.15% 1/15/2051	97	99
	Pemex Project Funding Master Trust, Series 13, 6.625% 6/15/2035	150	109
	Petróleos Mexicanos 6.50% 1/23/2029	20	17
	Petróleos Mexicanos 8.75% 6/2/2029	177	166
	Sabine Pass Liquefaction, LLC 4.50% 5/15/2030	142	132
	Shell International Finance BV 2.00% 11/7/2024	420	400
	TransCanada Corp. 5.875% 8/15/2076
	(3-month USD-LIBOR + 4.64% on 8/15/2026)12	540	515
	TransCanada PipeLines, Ltd. 5.10% 3/15/2049	150	137
	Williams Companies, Inc. 5.30% 8/15/2052	40	36

			3,116

Communication	América Móvil, SAB de CV, 8.46% 12/18/2036	MXN1,300	58
services	AT&T, Inc. 3.50% 6/1/2041	USD75	56
0.24%	CCO Holdings, LLC 4.25% 2/1/20311	360	290
	CCO Holdings, LLC 4.75% 2/1/20321	25	20
	CCO Holdings, LLC 4.25% 1/15/20341	175	130
	Charter Communications Operating, LLC 3.70% 4/1/2051	25	15
	Meta Platforms, Inc. 3.85% 8/15/2032	160	141
	Meta Platforms, Inc. 4.45% 8/15/2052	95	76
	Netflix, Inc. 4.875% 4/15/2028	150	145
	SBA Tower Trust 1.631% 11/15/20261	253	215
	Sprint Corp. 6.875% 11/15/2028	325	338
	Sprint Corp. 8.75% 3/15/2032	90	107
	T-Mobile US, Inc. 3.875% 4/15/2030	625	568
	T-Mobile US, Inc. 2.55% 2/15/2031	253	207
	Verizon Communications, Inc. 1.75% 1/20/2031	142	111
	Walt Disney Company 4.625% 3/23/2040	120	113
	WarnerMedia Holdings, Inc. 4.279% 3/15/20321	56	46
	WarnerMedia Holdings, Inc. 5.05% 3/15/20421	47	36
	WarnerMedia Holdings, Inc. 5.141% 3/15/20521	88	64
			2,736

Utilities	AEP Transmission Co., LLC 3.80% 6/15/2049	45	35
0.23%	Duke Energy Florida, LLC 5.95% 11/15/2052	25	27
	Edison International 4.125% 3/15/2028	132	123
	Edison International 6.95% 11/15/2029	25	26
	FirstEnergy Corp. 2.65% 3/1/2030	493	403
	FirstEnergy Corp. 2.25% 9/1/2030	107	85
	ITC Holdings Corp. 3.35% 11/15/2027	25	23
	Pacific Gas and Electric Co. 3.25% 2/16/2024	1,025	1,001
	Pacific Gas and Electric Co. 2.95% 3/1/2026	97	89
	Pacific Gas and Electric Co. 3.75% 7/1/2028	105	93
	Pacific Gas and Electric Co. 4.65% 8/1/2028	284	262
	Pacific Gas and Electric Co. 2.50% 2/1/2031	375	292
	Southern California Edison Co., Series C, 3.60% 2/1/2045	206	149
	Union Electric Co. 3.90% 4/1/2052	25	20
	WEC Energy Group, Inc. 5.15% 10/1/2027	25	25

			2,653

120    American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	AerCap Ireland Capital DAC 3.30% 1/30/2032	USD150	$ 118
0.20%	American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)12	82	78
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)12	40	39
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)12	231	177
	Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)12	84	80
	Charles Schwab Corp. 2.45% 3/3/2027	25	23
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)12	35	28
	CME Group, Inc. 2.65% 3/15/2032	50	42
	Corebridge Financial, Inc. 3.85% 4/5/20291	180	164
	Corebridge Financial, Inc. 3.90% 4/5/20321	32	28
	Corebridge Financial, Inc. 4.35% 4/5/20421	7	6
	Corebridge Financial, Inc. 4.40% 4/5/20521	49	39
	Credit Suisse Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)1,12	250	257
	Danske Bank AS 4.298% 4/1/2028
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)1,12	200	184
	Discover Financial Services 6.70% 11/29/2032	25	25
	Goldman Sachs Group, Inc. 2.65% 10/21/2032
	(USD-SOFR + 1.264% on 10/21/2031)12	75	59
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)12	40	33
	Intercontinental Exchange, Inc. 4.60% 3/15/2033	18	17
	Intercontinental Exchange, Inc. 4.95% 6/15/2052	16	15
	JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)12	100	100
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)12	40	39
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)12	227	174
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)12	17	14
	JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)12	25	24
	Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)12	20	19
	Navient Corp. 5.00% 3/15/2027	150	132
	New York Life Global Funding 3.00% 1/10/20281	150	138
	SVB Financial Group 4.70% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity +
	3.064% on 11/15/2031)12	38	24
	Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)12	45	44
	Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)12	105	89
	Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)12	35	33
			2,242

Consumer	Bayerische Motoren Werke AG 3.45% 4/1/20271	25	23
discretionary	Bayerische Motoren Werke AG 4.15% 4/9/20301	290	276
0.19%	Bayerische Motoren Werke AG 3.70% 4/1/20321	25	22
	Daimler Trucks Finance North America, LLC 1.125% 12/14/20231	495	476
	Daimler Trucks Finance North America, LLC 1.625% 12/13/20241	175	162
	Daimler Trucks Finance North America, LLC 2.375% 12/14/20281	150	126
	Daimler Trucks Finance North America, LLC 2.50% 12/14/20311	150	117
	Ford Motor Co. 2.30% 2/10/2025	200	183
	Ford Motor Credit Company, LLC 5.125% 6/16/2025	200	193
	Grand Canyon University 4.125% 10/1/2024	200	188
	McDonald’s Corp. 4.60% 9/9/2032	15	15
	McDonald’s Corp. 5.15% 9/9/2052	10	10
	Royal Caribbean Cruises, Ltd. 11.50% 6/1/20251	160	172
	Toyota Motor Credit Corp. 5.40% 11/10/2025	228	232

			2,195

Industrials	Ashtead Capital, Inc. 5.50% 8/11/20321	200	192
0.10%	Boeing Company 4.508% 5/1/2023	270	270
	Boeing Company 2.75% 2/1/2026	91	84
	Boeing Company 3.625% 2/1/2031	280	246
	Boeing Company 5.805% 5/1/2050	95	89

American Funds Insurance Series    121

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	USD78	$65
(continued)	Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	102	69
	CSX Corp. 4.75% 11/15/2048	50	45
	CSX Corp. 4.50% 11/15/2052	35	31
	Lockheed Martin Corp. 5.10% 11/15/2027	19	19
	Masco Corp. 3.125% 2/15/2051	10	6
	Union Pacific Corp. 2.80% 2/14/2032	17	15
	Union Pacific Corp. 3.50% 2/14/2053	20	15

			1,146

Consumer staples	7-Eleven, Inc. 0.80% 2/10/20241	50	48
0.09%	7-Eleven, Inc. 1.30% 2/10/20281	30	25
	7-Eleven, Inc. 1.80% 2/10/20311	207	159
	Altria Group, Inc. 3.875% 9/16/2046	22	15
	Altria Group, Inc. 3.70% 2/4/2051	28	18
	Anheuser-Busch InBev NV 4.50% 6/1/2050	20	18
	British American Tobacco PLC 4.70% 4/2/2027	105	101
	British American Tobacco PLC 4.448% 3/16/2028	150	139
	British American Tobacco PLC 4.54% 8/15/2047	82	58
	British American Tobacco PLC 4.758% 9/6/2049	121	88
	Kraft Heinz Company 3.00% 6/1/2026	93	87
	Kraft Heinz Company 4.875% 10/1/2049	170	148
	Kraft Heinz Company 5.50% 6/1/2050	75	72
	Philip Morris International, Inc. 5.125% 11/17/2027	43	43
	Philip Morris International, Inc. 5.625% 11/17/2029	23	23
	Philip Morris International, Inc. 5.75% 11/17/2032	16	16

			1,058

Information	Apple, Inc. 3.35% 8/8/2032	20	18
technology	Apple, Inc. 3.95% 8/8/2052	20	17
0.07%	Broadcom, Inc. 4.00% 4/15/20291	3	3
	Broadcom, Inc. 4.15% 4/15/20321	11	10
	Broadcom, Inc. 3.137% 11/15/20351	2	1
	Broadcom, Inc. 3.75% 2/15/20511	91	63
	Lenovo Group, Ltd. 5.875% 4/24/2025	400	390
	Oracle Corp. 2.875% 3/25/2031	64	53
	Oracle Corp. 3.60% 4/1/2050	150	102
	ServiceNow, Inc. 1.40% 9/1/2030	130	100

			757

Materials	Celanese US Holdings, LLC 6.379% 7/15/2032	10	9
0.03%	Dow Chemical Co. 3.60% 11/15/2050	75	54
	International Flavors & Fragrances, Inc. 1.832% 10/15/20271	100	84
	International Flavors & Fragrances, Inc. 3.468% 12/1/20501	10	7
	LYB International Finance III, LLC 3.625% 4/1/2051	102	69
	Nutrien, Ltd. 5.90% 11/7/2024	84	85
	South32 Treasury, Ltd. 4.35% 4/14/20321	10	9
			317

Real estate	American Tower Corp. 4.05% 3/15/2032	11	10
0.02%	Equinix, Inc. 1.55% 3/15/2028	25	21
	Equinix, Inc. 3.20% 11/18/2029	144	125
	Equinix, Inc. 2.50% 5/15/2031	47	38

			194
	Total corporate bonds, notes & loans
			19,621

122    American Funds Insurance Series
Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations 0.84%

Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/20271,9	USD96	$ 93
American Express Credit Account Master Trust, Series 2022-3, Class A,
3.75% 8/16/20279	100	98
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/20361,9	86	83
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/20521,9	87	83
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/20521,9	100	95
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B,
(30-day Average USD-SOFR + 1.15%) 4.958% 12/18/20259,10	132	132
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A,
2.02% 2/20/20271,9	197	179
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B,
2.96% 2/20/20271,9	100	90
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A,
1.71% 2/20/20351,9	69	64
CarMax Auto Owner Trust, Series 2022-3, Class A2B,
(30-day Average USD-SOFR + 0.77%) 4.577% 9/15/20259,10	103	103
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/20601,9	354	317
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/20601,9	89	73
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/20601,9	91	79
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/20601,9	91	72
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/20611,9	319	276
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/20621,9	493	483
Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 8/15/20249	36	36
Exeter Automobile Receivables Trust, Series 2022-4A, Class A2, 3.99% 8/15/20249	44	44
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/20391,9	131	123
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B,
(30-day Average USD-SOFR + 0.60%) 4.407% 2/15/20259,10	70	70
Freedom Financial, Series 2022-1FP, Class A, 0.94% 3/19/20291,9	7	7
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/20451,9	506	447
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/20461,9	85	72
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/20391,9	133	125
GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B,
(30-day Average USD-SOFR + 0.71%) 4.536% 10/21/20249,10	76	76
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B,
(30-day Average USD-SOFR + 0.60%) 4.408% 9/16/20259,10	78	78
GM Financial Revolving Receivables Trust, Series 2022-1, Class A,
5.91% 10/11/20351,9	184	188
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/20251,9	247	228
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/20251,9	100	92
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/20271,9	268	234
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/20271,9	100	86
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/20271,9	100	83
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B,
(30-day Average USD-SOFR + 0.58%) 4.387% 5/15/20259,10	100	100
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/20691,9	46	40
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/20691,9	143	122
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/20621,9	211	187
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/20621,9	423	376
Nelnet Student Loan Trust, Series 2021-C, Class AFL,
(1-month USD-LIBOR + 0.74%) 5.093% 4/20/20621,9,10	218	212
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1,
1.91% 10/20/20611,9	935	792
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/20249	199	194
Nissan Auto Lease Trust, Series 2022-A, Class A2B,
(30-day Average USD-SOFR + 0.68%) 4.487% 8/15/20249,10	236	236
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/20271,9	100	92
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/20311,9	100	87
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/20271,9	100	98
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/20259	158	158
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/20269	577	578
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/20531,9	73	62

American Funds Insurance Series    123

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Asset-backed obligations (continued)

	Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/20331,9	USD211	$188
	Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/20341,9,10	335	297
	Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B,
	(1-month USD-SOFR + 0.57%) 4.377% 8/15/20259,10	27	27
	Verizon Master Trust, Series 2022-3, Class A,
	3.01% 5/20/2027 (3.76% on 11/20/2023)9,12	160	157
	Verizon Master Trust, Series 2022-7, Class A1A,
	5.23% 11/22/2027 (5.98% on 11/20/2024)9,12	451	454
	Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/20249	102	100
	Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A,
	3.36% 8/15/20251,9	492	487
	Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/20261,9	80	79
	Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/20271,9	100	100
			9,532
Bonds & notes of governments & government agencies outside the U.S. 0.07%

	Peru (Republic of) 2.783% 1/23/2031	190	158
	Portuguese Republic 5.125% 10/15/2024	18	18
	Qatar (State of) 4.50% 4/23/2028	200	201
	Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	191
	United Mexican States 3.25% 4/16/2030	200	175

			743
Municipals 0.02%

California	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
0.00%	Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	15	12

Illinois	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	225	216
0.02%	Total municipals
			228

	Total bonds, notes & other debt instruments (cost: $218,921,000)
			207,479
Short-term securities 7.36%		Shares

Money market investments 6.84%

	Capital Group Central Cash Fund 4.31%6,13	779,601	77,952

Money market investments purchased with collateral from securities on loan 0.52%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 4.15%13,14	2,241,328	2,241
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 4.22%13,14	1,944,356	1,945
	Capital Group Central Cash Fund 4.31%6,13,14	17,119	1,712
			5,898
	Total short-term securities (cost: $83,839,000)
			83,850
	Total investment securities 102.99% (cost: $1,046,428,000)
			1,173,072
	Other assets less liabilities (2.99)%		(34,006)
	Net assets 100.00%
			$1,139,066

124    American Funds Insurance Series

Capital Income Builder (continued)

Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of		amount	at 12/31/2022
Contracts	Type	contracts	Expiration	(000)	(000)

2 Year U.S. Treasury Note Futures	Long	203	March 2023	USD41,631	$ 49
5 Year U.S. Treasury Note Futures	Long	357	March 2023	38,531	(52)
10 Year Ultra U.S. Treasury Note Futures	Long	7	March 2023	828	(12)
10 Year U.S. Treasury Note Futures	Short	14	March 2023	(1,572)	11
20 Year U.S. Treasury Bond Futures	Long	9	March 2023	1,128	(13)
30 Year Ultra U.S. Treasury Bond Futures	Long	61	March 2023	8,193	(62)

					$(79)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Unrealized
Receive		Pay					Upfront	(depreciation)
				Notional		Value at	premium	appreciation

	Payment		Payment	Expiration	amount	12/31/2022	paid	at 12/31/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	USD5,215	$ (90)	$—	$ (90)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	5,635	(98)	—	(98)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	5,600	(99)	—	(99)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	898	(17)	—	(17)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	4,100	(76)	—	(76)
3-month USD-LIBOR	Quarterly	0.5935%	Semi-annual	5/18/2030	7,200	1,512	—	1,512
3-month USD-LIBOR	Quarterly	0.807%	Semi-annual	5/18/2050	805	388	—	388

						$1,520	$—	$1,520
Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection
							Upfront	Unrealized
				Notional		Value at	premium	depreciation
Financing	Payment	Reference	Expiration	amount15	12/31/202216		paid	at 12/31/2022
rate received	frequency	index	date	(000)		(000)	(000)	(000)

5.00%	Quarterly	CDX.NA.HY.38	6/20/2027	USD6,138		$127	$174	$(47)

American Funds Insurance Series    125

Capital Income Builder (continued)

Investments in affiliates6

	Value of			Net	Net
					unrealized	Value of
	affiliates at			realized	(depreciation)	affiliates at	Dividend
	1/1/2022	Additions	Reductions	loss	appreciation	12/31/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Investment funds 2.46%
Capital Group Central Corporate Bond Fund	$30,304	$6,708	$3,076	$(677)	$(5,200)	$28,059	$ 900
Short-term securities 6.99%
Money market investments 6.84%
Capital Group Central Cash Fund 4.31%13	42,892	254,586	219,519	(14)	7	77,952	1,714
Money market investments purchased with collateral
from securities on loan 0.15%
Capital Group Central Cash Fund 4.31%13,14	1,954		24217			1,712	—18
Total short-term securities						79,664
Total 9.45%
				$(691)	$(5,193)	$107,723	$2,614

1Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,234,000, which represented 1.78% of the net assets of the fund.

2Value determined using significant unobservable inputs.

3Security did not produce income during the last 12 months.

4Amount less than one thousand.

5All or a portion of this security was on loan. The total value of all such securities was $6,251,000, which represented .55% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

6Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

7All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,982,000, which represented .17% of the net assets of the fund.

8Index-linked bond whose principal amount moves with a government price index.

9Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

10Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

11Purchased on a TBA basis.

12Step bond; coupon rate may change at a later date.

13Rate represents the seven-day yield at 12/31/2022.

14Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

15The maximum potential amount the fund may pay as a protection seller should a credit event occur.

16The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

17Represents net activity. Refer to Note 5 for more information on securities lending.

18Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations
ADR = American Depositary Receipts	EFFR = Effective Federal Funds Rate	MXN = Mexican pesos
Assn. = Association	EUR = Euros	REIT = Real Estate Investment Trust
CAD = Canadian dollars	G.O. = General Obligation	SDR = Swedish Depositary Receipts
CDI = CREST Depository Interest	GBP = British pounds	SOFR = Secured Overnight Financing Rate
CME = CME Group	GDR = Global Depositary Receipts	TBA = To be announced
DAC = Designated Activity Company	LIBOR = London Interbank Offered Rate	USD = U.S. dollars
Refer to the notes to financial statements.

126    American Funds Insurance Series

Asset Allocation Fund

Investment portfolio December 31, 2022

Common stocks 67.78%			Value
		Shares	(000)

Health care	UnitedHealth Group, Inc.	929,300	$ 492,696
13.40%	Johnson & Johnson	2,030,000	358,600
	Pfizer, Inc.	5,493,542	281,489
	Humana, Inc.	500,000	256,095
	Gilead Sciences, Inc.	2,665,000	228,790
	Cigna Corp.	650,000	215,371
	AbbVie, Inc.	1,221,978	197,484
	Abbott Laboratories	1,600,000	175,664
	Eli Lilly and Company	400,469	146,508
	Vertex Pharmaceuticals, Inc.1	505,500	145,978
	CVS Health Corp.	1,453,100	135,414
	Regeneron Pharmaceuticals, Inc.1	187,220	135,077
	Centene Corp.1	1,235,513	101,324
	Bristol-Myers Squibb Company	1,374,818	98,918
	AstraZeneca PLC	461,000	62,565
	AstraZeneca PLC (ADR)	249,881	16,942
	Thermo Fisher Scientific, Inc.	116,000	63,880
	Alnylam Pharmaceuticals, Inc.1	261,834	62,225
	Novo Nordisk A/S, Class B	246,400	33,363
	AbCellera Biologics, Inc.1,2	2,871,293	29,086
	Seagen, Inc.1	170,500	21,911
	Rotech Healthcare, Inc.1,3,4	184,138	19,703
	Elevance Health, Inc.	37,542	19,258
	Zoetis, Inc., Class A	95,618	14,013
	Karuna Therapeutics, Inc.1	57,100	11,220
			3,323,574

Consumer	Aramark	11,375,152	470,249
discretionary	Home Depot, Inc.	1,206,200	380,990
9.59%	General Motors Company	6,575,000	221,183
	Booking Holdings, Inc.1	87,604	176,546
	Lennar Corp., Class A	1,357,800	122,881
	Dollar General Corp.	493,075	121,420
	LVMH Moët Hennessy-Louis Vuitton SE	165,700	120,372
	Amazon.com, Inc.1	1,340,400	112,594
	Target Corp.	750,000	111,780
	Etsy, Inc.1	840,578	100,684
	Entain PLC	6,000,000	96,202
	Burlington Stores, Inc.1	431,484	87,488
	D.R. Horton, Inc.	870,000	77,552
	Royal Caribbean Cruises, Ltd.1	1,014,324	50,138
	YUM! Brands, Inc.	277,000	35,478
	Dollar Tree Stores, Inc.1	185,000	26,166
	YETI Holdings, Inc.1	495,471	20,468
	Darden Restaurants, Inc.	142,000	19,643
	Chipotle Mexican Grill, Inc.1	9,709	13,471
	Li Auto, Inc., Class A (ADR)1,2	350,694	7,154
	Xpeng, Inc., Class A (ADR)1,2	703,800	6,996
			2,379,455

Financials	Aon PLC, Class A	807,600	242,393
9.21%	Chubb, Ltd.	800,000	176,480
	Apollo Asset Management, Inc.	2,630,627	167,808
	Synchrony Financial	4,100,000	134,726
	JPMorgan Chase & Co.	973,100	130,493
	First Republic Bank	1,000,000	121,890
	Bank of America Corp.	3,000,000	99,360
	Arthur J. Gallagher & Co.	476,724	89,881
	Capital One Financial Corp.	850,000	79,016
	Blue Owl Capital, Inc., Class A2	7,085,161	75,103

American Funds Insurance Series    127

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Financials	Goldman Sachs Group, Inc.	213,000	$ 73,140
(continued)	Ares Management Corp., Class A	1,015,403	69,494
	KKR & Co., Inc.	1,497,000	69,491
	Nasdaq, Inc.	1,098,300	67,381
	Charles Schwab Corp.	801,126	66,702
	CME Group, Inc., Class A	380,200	63,934
	Discover Financial Services	600,000	58,698
	Toronto-Dominion Bank (CAD denominated)2	885,700	57,348
	SLM Corp.	3,345,000	55,527
	Intercontinental Exchange, Inc.	538,487	55,243
	Blackstone, Inc., nonvoting shares	737,500	54,715
	S&P Global, Inc.	118,700	39,757
	Brookfield Corp., Class A	1,260,000	39,640
	The Bank of N.T. Butterfield & Son, Ltd.	1,120,585	33,405
	Morgan Stanley	339,372	28,853
	Antin Infrastructure Partners SA	1,243,300	27,033
	EQT AB	1,250,263	26,646
	Wells Fargo & Company	570,000	23,535
	Progressive Corp.	105,000	13,620
	Bridgepoint Group PLC	5,809,554	13,461
	OneMain Holdings, Inc.	300,000	9,993
	Brookfield Asset Management, Ltd., Class A	315,000	9,031
	Islandsbanki hf.	9,555,235	8,073
	Jonah Energy Parent, LLC3	32,117	1,899
	Sberbank of Russia PJSC1,3	8,880,000	—5
			2,283,769

Information	Microsoft Corp.	3,355,454	804,705
technology	Broadcom, Inc.	1,249,134	698,428
8.88%	ASML Holding NV (New York registered) (ADR)	316,764	173,080
	MKS Instruments, Inc.	1,600,000	135,568
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,275,000	94,975
	Mastercard, Inc., Class A	195,977	68,147
	NVIDIA Corp.	332,696	48,620
	MediaTek, Inc.	1,463,000	29,717
	Oracle Corp.	321,820	26,306
	Paychex, Inc.	205,595	23,759
	GoDaddy, Inc., Class A1	281,000	21,024
	Apple, Inc.	150,000	19,490
	KLA Corp.	49,000	18,474
	MicroStrategy, Inc., Class A1	96,100	13,605
	Applied Materials, Inc.	135,000	13,146
	Snowflake, Inc., Class A1	85,810	12,317
			2,201,361

Consumer staples	Philip Morris International, Inc.	9,438,592	955,280
6.59%	Nestlé SA	1,954,200	225,682
	Archer Daniels Midland Company	1,880,000	174,558
	British American Tobacco PLC (ADR)	2,634,146	105,313
	British American Tobacco PLC	1,080,000	42,849
	Altria Group, Inc.	1,570,000	71,764
	Avenue Supermarts, Ltd.1	970,539	47,566
	Costco Wholesale Corp.	26,000	11,869

			1,634,881

Industrials	Northrop Grumman Corp.	933,553	509,356
6.22%	Lockheed Martin Corp.	474,900	231,034
	L3Harris Technologies, Inc.	1,094,000	227,782
	Boeing Company1	1,039,506	198,015

128    American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Industrials	Caterpillar, Inc.	618,000	$ 148,048
(continued)	CSX Corp.	2,628,369	81,427
	Raytheon Technologies Corp.	395,000	39,863
	General Electric Co.	288,000	24,132
	Huntington Ingalls Industries, Inc.	100,000	23,068
	AMETEK, Inc.	140,000	19,561
	Chart Industries, Inc.1	130,200	15,003
	Copart, Inc.1	232,000	14,126
	Storskogen Group AB, Class B	16,853,587	12,088

			1,543,503

Communication	Alphabet, Inc., Class C1	2,992,500	265,525
services	Alphabet, Inc., Class A1	1,269,460	112,004
4.72%	Charter Communications, Inc., Class A1	821,000	278,401
	Meta Platforms, Inc., Class A1	1,777,348	213,886
	Netflix, Inc.1	384,527	113,390
	Comcast Corp., Class A	2,874,400	100,518
	ZoomInfo Technologies, Inc.1	1,747,900	52,629
	Activision Blizzard, Inc.	400,000	30,620
	Electronic Arts, Inc.	35,000	4,276

			1,171,249

Energy	Canadian Natural Resources, Ltd. (CAD denominated)2	7,515,800	417,366
4.12%	Pioneer Natural Resources Company	752,000	171,749
	ConocoPhillips	1,252,000	147,736
	Cenovus Energy, Inc. (CAD denominated)	7,500,000	145,513
	Hess Corp.	400,000	56,728
	Chevron Corp.	270,000	48,462
	TC Energy Corp.	631,700	25,180
	Equitrans Midstream Corp.	718,490	4,814
	Diamond Offshore Drilling, Inc.1	266,381	2,770
	Altera Infrastructure, LP1,3	6,273	497
	Constellation Oil Services Holding SA, Class B-11,3	480,336	53
	McDermott International, Ltd.1	30,762	10
	Bighorn Permian Resources, LLC3	4,392	—5
			1,020,878

Materials	Corteva, Inc.	4,365,508	256,605
3.45%	Mosaic Co.	1,940,000	85,108
	Linde PLC	256,541	83,678
	Royal Gold, Inc.	700,000	78,904
	Wheaton Precious Metals Corp.	1,785,000	69,758
	Nucor Corp.	500,000	65,905
	Franco-Nevada Corp.	347,089	47,313
	First Quantum Minerals, Ltd.	2,100,000	43,877
	ATI, Inc.1	1,350,000	40,311
	Vale SA, ordinary nominative shares	1,750,000	29,460
	Nutrien, Ltd. (CAD denominated)	400,272	29,222
	Lundin Mining Corp.2	4,320,000	26,513
			856,654

Real estate	VICI Properties, Inc. REIT	2,769,449	89,730
0.96%	Gaming and Leisure Properties, Inc. REIT	1,593,566	83,009
	Equinix, Inc. REIT	63,445	41,559
	Crown Castle, Inc. REIT	166,000	22,516

			236,814

American Funds Insurance Series    129

Asset Allocation Fund (continued)

Common stocks (continued)			Value
		Shares	(000)

Utilities	CenterPoint Energy, Inc.	1,717,846	$51,518
0.64%	Exelon Corp.	779,231	33,686
	AES Corp.	983,067	28,273
	Sempra Energy	132,039	20,405
	FirstEnergy Corp.	307,000	12,876
	Constellation Energy Corp.	138,666	11,955

			158,713
	Total common stocks (cost: $11,870,390,000)
			16,810,851
Preferred securities 0.00%

Industrials	ACR III LSC Holdings, LLC, Series B, preferred shares1,3,6	450	189
0.00%	Total preferred securities (cost: $466,000)
			189

Rights & warrants 0.00%

Energy	Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/20711,3	4	—5
0.00%
	Total rights & warrants (cost: $0)		—5

Convertible stocks 0.26%

Health care	Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 7/9/20243,4	50,000	63,388
0.26%	Total convertible stocks (cost: $50,000,000)
			63,388

Investment funds 5.51%

	Capital Group Central Corporate Bond Fund7	167,745,028	1,367,122
	Total investment funds (cost: $1,676,023,000)		1,367,122
Bonds, notes & other debt instruments 21.72%		Principal amount

		(000)

Mortgage-backed obligations 7.58%

Federal agency	Fannie Mae Pool #AD7072 4.00% 6/1/20258	USD2	2
mortgage-backed	Fannie Mae Pool #AE2321 4.00% 8/1/20258	1	1
obligations	Fannie Mae Pool #AE3069 4.00% 9/1/20258	1	1
7.02%	Fannie Mae Pool #AH0829 4.00% 1/1/20268	1	1
	Fannie Mae Pool #AH6431 4.00% 2/1/20268	168	165
	Fannie Mae Pool #AH5618 4.00% 2/1/20268	2	1
	Fannie Mae Pool #890329 4.00% 4/1/20268	27	26
	Fannie Mae Pool #MA1109 4.00% 5/1/20278	2	2
	Fannie Mae Pool #MA3653 3.00% 3/1/20298	13	12
	Fannie Mae Pool #AL8347 4.00% 3/1/20298	185	181
	Fannie Mae Pool #254767 5.50% 6/1/20338	208	214
	Fannie Mae Pool #555956 5.50% 12/1/20338	131	135
	Fannie Mae Pool #BN1085 4.00% 1/1/20348	411	403
	Fannie Mae Pool #BN3172 4.00% 1/1/20348	162	158
	Fannie Mae Pool #929185 5.50% 1/1/20368	383	396
	Fannie Mae Pool #893641 6.00% 9/1/20368	776	811
	Fannie Mae Pool #893688 6.00% 10/1/20368	164	171
	Fannie Mae Pool #AS8554 3.00% 12/1/20368	5,967	5,542
	Fannie Mae Pool #907239 6.00% 12/1/20368	54	56
	Fannie Mae Pool #928031 6.00% 1/1/20378	63	65
	Fannie Mae Pool #888292 6.00% 3/1/20378	547	571
	Fannie Mae Pool #AD0249 5.50% 4/1/20378	111	114

130    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #190379 5.50% 5/1/20378	USD55	$57
mortgage-backed	Fannie Mae Pool #924952 6.00% 8/1/20378	865	903
obligations	Fannie Mae Pool #888637 6.00% 9/1/20378	10	10
(continued)	Fannie Mae Pool #995674 6.00% 5/1/20388	310	324
	Fannie Mae Pool #AD0119 6.00% 7/1/20388	938	984
	Fannie Mae Pool #995224 6.00% 9/1/20388	8	8
	Fannie Mae Pool #AE0021 6.00% 10/1/20388	286	298
	Fannie Mae Pool #AL7164 6.00% 10/1/20388	196	201
	Fannie Mae Pool #889983 6.00% 10/1/20388	18	19
	Fannie Mae Pool #AD0095 6.00% 11/1/20388	689	717
	Fannie Mae Pool #AB0538 6.00% 11/1/20388	110	114
	Fannie Mae Pool #995391 6.00% 11/1/20388	14	15
	Fannie Mae Pool #AD0833 6.00% 1/1/20398	—5	—5
	Fannie Mae Pool #AL0309 6.00% 1/1/20408	62	65
	Fannie Mae Pool #AL0013 6.00% 4/1/20408	182	190
	Fannie Mae Pool #AL7228 6.00% 4/1/20418	242	248
	Fannie Mae Pool #AB4536 6.00% 6/1/20418	413	428
	Fannie Mae Pool #MA4387 2.00% 7/1/20418	7,655	6,462
	Fannie Mae Pool #MA4501 2.00% 12/1/20418	8,791	7,421
	Fannie Mae Pool #FS0305 1.50% 1/1/20428	22,809	18,688
	Fannie Mae Pool #MA4520 2.00% 1/1/20428	14,931	12,603
	Fannie Mae Pool #AP2131 3.50% 8/1/20428	3,155	2,956
	Fannie Mae Pool #AU8813 4.00% 11/1/20438	2,218	2,169
	Fannie Mae Pool #AU9348 4.00% 11/1/20438	1,262	1,234
	Fannie Mae Pool #AU9350 4.00% 11/1/20438	1,052	1,015
	Fannie Mae Pool #AL8773 3.50% 2/1/20458	5,278	4,945
	Fannie Mae Pool #FM9416 3.50% 7/1/20458	8,847	8,192
	Fannie Mae Pool #AL8354 3.50% 10/1/20458	1,320	1,231
	Fannie Mae Pool #AL8522 3.50% 5/1/20468	2,806	2,610
	Fannie Mae Pool #BC7611 4.00% 5/1/20468	113	109
	Fannie Mae Pool #AS8310 3.00% 11/1/20468	373	335
	Fannie Mae Pool #BD9307 4.00% 11/1/20468	1,322	1,263
	Fannie Mae Pool #BD9699 3.50% 12/1/20468	1,482	1,375
	Fannie Mae Pool #BE1290 3.50% 2/1/20478	2,160	2,005
	Fannie Mae Pool #BM1179 3.00% 4/1/20478	470	421
	Fannie Mae Pool #256975 7.00% 10/1/20478	2	2
	Fannie Mae Pool #CA0770 3.50% 11/1/20478	1,522	1,415
	Fannie Mae Pool #257036 7.00% 11/1/20478	6	7
	Fannie Mae Pool #MA3211 4.00% 12/1/20478	2,648	2,535
	Fannie Mae Pool #MA3277 4.00% 2/1/20488	11	10
	Fannie Mae Pool #BK5255 4.00% 5/1/20488	11	11
	Fannie Mae Pool #FM3278 3.50% 11/1/20488	16,898	15,676
	Fannie Mae Pool #FM3280 3.50% 5/1/20498	2,314	2,144
	Fannie Mae Pool #CA4756 3.00% 12/1/20498	1,745	1,556
	Fannie Mae Pool #CA5659 2.50% 5/1/20508	2,353	1,999
	Fannie Mae Pool #CA5968 2.50% 6/1/20508	5,666	4,869
	Fannie Mae Pool #CA6593 2.50% 8/1/20508	12,778	11,002
	Fannie Mae Pool #CA7599 2.50% 11/1/20508	1,607	1,386
	Fannie Mae Pool #FM4897 3.00% 11/1/20508	14,598	13,142
	Fannie Mae Pool #CA8828 2.50% 2/1/20518	4,022	3,458
	Fannie Mae Pool #CA9291 2.50% 2/1/20518	52	44
	Fannie Mae Pool #CA9390 2.50% 3/1/20518	666	565
	Fannie Mae Pool #CB0290 2.00% 4/1/20518	4,822	3,945
	Fannie Mae Pool #FM7741 2.50% 5/1/20518	816	693
	Fannie Mae Pool #FM8453 3.00% 8/1/20518	4,876	4,347
	Fannie Mae Pool #FM8436 2.50% 9/1/20518	45	39
	Fannie Mae Pool #CB1810 3.00% 10/1/20518	165	145
	Fannie Mae Pool #BU0616 2.50% 11/1/20518	49	42
	Fannie Mae Pool #CB2078 3.00% 11/1/20518	9,882	8,696
	Fannie Mae Pool #CB2286 2.50% 12/1/20518	17,352	14,835
	Fannie Mae Pool #CB2402 2.50% 12/1/20518	10,959	9,290

American Funds Insurance Series    131

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #CB2375 2.50% 12/1/20518	USD7,995	$ 6,825
mortgage-backed	Fannie Mae Pool #BU8372 2.50% 12/1/20518	955	812
obligations	Fannie Mae Pool #CB2323 2.50% 12/1/20518	947	805
(continued)	Fannie Mae Pool #CB2312 2.50% 12/1/20518	366	311
	Fannie Mae Pool #CB2319 2.50% 12/1/20518	196	168
	Fannie Mae Pool #BT9510 2.50% 12/1/20518	94	81
	Fannie Mae Pool #BT9483 2.50% 12/1/20518	95	81
	Fannie Mae Pool #CB2372 2.50% 12/1/20518	93	80
	Fannie Mae Pool #FS0235 2.50% 1/1/20528	12,638	10,713
	Fannie Mae Pool #FS0182 3.00% 1/1/20528	13,050	11,488
	Fannie Mae Pool #FS0303 3.00% 1/1/20528	978	859
	Fannie Mae Pool #CB3666 2.50% 2/1/20528	24,794	21,026
	Fannie Mae Pool #FS0546 2.50% 2/1/20528	11,820	10,020
	Fannie Mae Pool #BV4367 2.50% 2/1/20528	818	695
	Fannie Mae Pool #FS0613 2.50% 2/1/20528	736	625
	Fannie Mae Pool #BV9531 2.50% 2/1/20528	721	612
	Fannie Mae Pool #BU8226 2.50% 2/1/20528	612	520
	Fannie Mae Pool #BV4259 2.50% 2/1/20528	596	507
	Fannie Mae Pool #BV3216 2.50% 2/1/20528	487	413
	Fannie Mae Pool #BU7298 2.50% 2/1/20528	361	306
	Fannie Mae Pool #BV0307 2.50% 2/1/20528	75	63
	Fannie Mae Pool #BV3495 2.50% 2/1/20528	64	55
	Fannie Mae Pool #FS0647 3.00% 2/1/20528	67,926	60,633
	Fannie Mae Pool #CB2896 3.00% 2/1/20528	7,625	6,703
	Fannie Mae Pool #CB5013 2.50% 3/1/20528	3,992	3,392
	Fannie Mae Pool #BV6631 2.50% 3/1/20528	921	782
	Fannie Mae Pool #BV8086 2.50% 3/1/20528	596	508
	Fannie Mae Pool #BT8111 2.50% 3/1/20528	593	503
	Fannie Mae Pool #BV4173 2.50% 3/1/20528	525	446
	Fannie Mae Pool #BU8885 2.50% 3/1/20528	507	431
	Fannie Mae Pool #FS0831 3.00% 3/1/20528	16,034	14,095
	Fannie Mae Pool #CB3170 3.00% 3/1/20528	7,000	6,156
	Fannie Mae Pool #CB3410 3.00% 3/1/20528	158	139
	Fannie Mae Pool #MA4578 2.50% 4/1/20528	31,872	27,036
	Fannie Mae Pool #BV5332 2.50% 4/1/20528	966	820
	Fannie Mae Pool #BV4656 2.50% 4/1/20528	873	741
	Fannie Mae Pool #BV2996 2.50% 4/1/20528	814	691
	Fannie Mae Pool #CB3351 2.50% 4/1/20528	739	628
	Fannie Mae Pool #BV4182 2.50% 4/1/20528	730	620
	Fannie Mae Pool #FS1922 2.50% 4/1/20528	716	608
	Fannie Mae Pool #BV8569 2.50% 4/1/20528	683	580
	Fannie Mae Pool #BV7698 2.50% 4/1/20528	620	526
	Fannie Mae Pool #BV7717 2.50% 4/1/20528	593	504
	Fannie Mae Pool #BU8933 3.00% 4/1/20528	1,825	1,604
	Fannie Mae Pool #CB3364 3.00% 4/1/20528	457	402
	Fannie Mae Pool #BU8825 2.50% 5/1/20528	1,018	864
	Fannie Mae Pool #BW2204 2.50% 5/1/20528	885	752
	Fannie Mae Pool #BV9818 2.50% 5/1/20528	790	672
	Fannie Mae Pool #BW0160 2.50% 5/1/20528	665	565
	Fannie Mae Pool #MA4598 2.50% 5/1/20528	162	137
	Fannie Mae Pool #BV9644 2.50% 5/1/20528	89	76
	Fannie Mae Pool #FS1877 3.00% 5/1/20528	5,704	5,012
	Fannie Mae Pool #BV7238 3.00% 5/1/20528	1,886	1,658
	Fannie Mae Pool #CB3495 3.00% 5/1/20528	1,867	1,640
	Fannie Mae Pool #BT7819 3.00% 5/1/20528	138	121
	Fannie Mae Pool #BW1436 4.50% 5/1/20528	3,137	3,023
	Fannie Mae Pool #MA4624 3.00% 6/1/20528	1,431	1,257
	Fannie Mae Pool #BW2935 3.00% 6/1/20528	747	657
	Fannie Mae Pool #BW1449 3.00% 6/1/20528	400	352
	Fannie Mae Pool #BV9701 3.00% 6/1/20528	114	100
	Fannie Mae Pool #BW5663 4.50% 6/1/20528	2,906	2,800

132    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #CB4534 4.50% 6/1/20528	USD2,080	$ 2,004
mortgage-backed	Fannie Mae Pool #FS2239 2.50% 7/1/20528	10,586	8,987
obligations	Fannie Mae Pool #MA4652 2.50% 7/1/20528	7,000	5,940
(continued)	Fannie Mae Pool #BV7868 2.50% 7/1/20528	996	845
	Fannie Mae Pool #BV2584 2.50% 7/1/20528	602	510
	Fannie Mae Pool #BW5528 2.50% 7/1/20528	525	445
	Fannie Mae Pool #BW6043 2.50% 7/1/20528	62	53
	Fannie Mae Pool #BW5579 3.50% 7/1/20528	2,000	1,819
	Fannie Mae Pool #CB4159 4.00% 7/1/20528	1,519	1,427
	Fannie Mae Pool #FS2555 4.50% 7/1/20528	125	120
	Fannie Mae Pool #MA4743 2.50% 8/1/20528	6,986	5,925
	Fannie Mae Pool #BW7293 3.50% 8/1/20528	3,000	2,729
	Fannie Mae Pool #CB4363 3.50% 8/1/20528	960	874
	Fannie Mae Pool #BV7903 3.50% 8/1/20528	200	182
	Fannie Mae Pool #BV8024 4.00% 8/1/20528	1,924	1,807
	Fannie Mae Pool #BW7302 4.00% 8/1/20528	289	272
	Fannie Mae Pool #BW4199 4.50% 8/1/20528	2,996	2,887
	Fannie Mae Pool #BW3035 4.50% 8/1/20528	2,532	2,440
	Fannie Mae Pool #BW5789 4.50% 8/1/20528	999	963
	Fannie Mae Pool #BW6395 4.50% 8/1/20528	999	962
	Fannie Mae Pool #BW7349 3.00% 9/1/20528	1,886	1,658
	Fannie Mae Pool #BW7780 3.00% 9/1/20528	219	192
	Fannie Mae Pool #MA4732 4.00% 9/1/20528	56,336	52,898
	Fannie Mae Pool #BW7326 4.00% 9/1/20528	1,648	1,547
	Fannie Mae Pool #BW9348 4.00% 9/1/20528	1,429	1,342
	Fannie Mae Pool #BW8103 4.00% 9/1/20528	1,353	1,271
	Fannie Mae Pool #MA4733 4.50% 9/1/20528	12,197	11,752
	Fannie Mae Pool #BV0957 4.50% 9/1/20528	3,075	2,962
	Fannie Mae Pool #BW1192 4.50% 9/1/20528	2,185	2,105
	Fannie Mae Pool #BW1201 5.00% 9/1/20528	2,361	2,331
	Fannie Mae Pool #MA4824 2.50% 10/1/20528	94	80
	Fannie Mae Pool #MA4782 3.50% 10/1/20528	3,000	2,729
	Fannie Mae Pool #BW8980 4.00% 10/1/20528	5,340	5,014
	Fannie Mae Pool #BW1210 4.00% 10/1/20528	4,034	3,788
	Fannie Mae Pool #BW7356 4.00% 10/1/20528	3,356	3,151
	Fannie Mae Pool #BX0509 4.00% 10/1/20528	1,444	1,356
	Fannie Mae Pool #MA4784 4.50% 10/1/20528	14,120	13,605
	Fannie Mae Pool #CB4959 4.50% 10/1/20528	9,275	8,936
	Fannie Mae Pool #BV0961 4.50% 10/1/20528	3,995	3,849
	Fannie Mae Pool #BW8981 4.50% 10/1/20528	2,309	2,224
	Fannie Mae Pool #BX0097 4.50% 10/1/20528	998	962
	Fannie Mae Pool #MA4785 5.00% 10/1/20528	3,500	3,455
	Fannie Mae Pool #MA4887 2.50% 11/1/20528	1,448	1,228
	Fannie Mae Pool #MA4854 2.50% 11/1/20528	902	765
	Fannie Mae Pool #BW1309 2.50% 11/1/20528	813	690
	Fannie Mae Pool #MA4885 3.00% 11/1/20528	801	704
	Fannie Mae Pool #FS3279 3.50% 11/1/20528	9,999	9,099
	Fannie Mae Pool #MA4803 3.50% 11/1/20528	1,000	910
	Fannie Mae Pool #MA4804 4.00% 11/1/20528	6,621	6,217
	Fannie Mae Pool #BW1310 4.00% 11/1/20528	1,509	1,417
	Fannie Mae Pool #BX3075 4.50% 11/1/20528	2,973	2,865
	Fannie Mae Pool #MA4911 3.00% 12/1/20528	650	571
	Fannie Mae Pool #MA4838 3.50% 12/1/20528	4,500	4,093
	Fannie Mae Pool #MA4839 4.00% 12/1/20528	4,000	3,756
	Fannie Mae Pool #MA4841 5.00% 12/1/20528	6,256	6,175
	Fannie Mae Pool #MA4877 6.50% 12/1/20528	1,000	1,026
	Fannie Mae Pool #MA4868 5.00% 1/1/20538	7,999	7,896
	Fannie Mae Pool #BX4609 5.00% 1/1/20538	1,277	1,261
	Fannie Mae Pool #MA4869 5.50% 1/1/20538	100	100
	Fannie Mae Pool #MA4895 6.50% 1/1/20538	7,427	7,618
	Fannie Mae Pool #BM6736 4.50% 11/1/20598	11,696	11,413

American Funds Insurance Series    133

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #BF0497 3.00% 7/1/20608	USD4,130	$ 3,619
mortgage-backed	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/20418	24	26
obligations	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/20418	84	86
(continued)	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.298% 7/25/20238,9	1,660	1,644
	Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 12/25/20238,9	1,909	1,877
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/20248,9	1,338	1,314
	Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 7/25/20248,9	3,273	3,169
	Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.471% 12/25/20268,9	7,323	6,758
	Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/20278,9	2,602	2,446
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/20368	39	32
	Freddie Mac Pool #C91912 3.00% 2/1/20378	11,022	10,254
	Freddie Mac Pool #G03978 5.00% 3/1/20388	420	429
	Freddie Mac Pool #G04553 6.50% 9/1/20388	48	51
	Freddie Mac Pool #G08347 4.50% 6/1/20398	67	67
	Freddie Mac Pool #C03518 5.00% 9/1/20408	572	580
	Freddie Mac Pool #Q05807 4.00% 1/1/20428	1,648	1,586
	Freddie Mac Pool #Q23185 4.00% 11/1/20438	1,303	1,275
	Freddie Mac Pool #Q23190 4.00% 11/1/20438	758	732
	Freddie Mac Pool #760014 2.74% 8/1/20458,9	179	173
	Freddie Mac Pool #Q37988 4.00% 12/1/20458	5,730	5,510
	Freddie Mac Pool #G60344 4.00% 12/1/20458	4,930	4,740
	Freddie Mac Pool #Z40130 3.00% 1/1/20468	4,452	4,029
	Freddie Mac Pool #Q41090 4.50% 6/1/20468	204	200
	Freddie Mac Pool #Q41909 4.50% 7/1/20468	242	238
	Freddie Mac Pool #760015 2.561% 1/1/20478,9	444	420
	Freddie Mac Pool #Q46021 3.50% 2/1/20478	1,150	1,068
	Freddie Mac Pool #SI2002 4.00% 3/1/20488	2,336	2,234
	Freddie Mac Pool #SD8106 2.00% 11/1/20508	33,078	27,081
	Freddie Mac Pool #SD7528 2.00% 11/1/20508	17,984	14,872
	Freddie Mac Pool #QC2344 2.50% 4/1/20518	966	821
	Freddie Mac Pool #RA5288 2.00% 5/1/20518	30,665	25,100
	Freddie Mac Pool #SD8151 2.50% 6/1/20518	330	281
	Freddie Mac Pool #RA5782 2.50% 9/1/20518	10,333	8,855
	Freddie Mac Pool #SD7545 2.50% 9/1/20518	7,074	6,091
	Freddie Mac Pool #RA5759 2.50% 9/1/20518	2,039	1,728
	Freddie Mac Pool #QC7910 2.50% 9/1/20518	931	795
	Freddie Mac Pool #QC6921 2.50% 9/1/20518	911	774
	Freddie Mac Pool #RA5971 3.00% 9/1/20518	6,901	6,123
	Freddie Mac Pool #QC6456 3.00% 9/1/20518	701	616
	Freddie Mac Pool #RA6107 2.50% 10/1/20518	5,385	4,568
	Freddie Mac Pool #QC8778 2.50% 10/1/20518	462	392
	Freddie Mac Pool #QC9156 2.50% 10/1/20518	327	278
	Freddie Mac Pool #QC7814 2.50% 10/1/20518	27	23
	Freddie Mac Pool #RA6231 2.50% 11/1/20518	1,993	1,690
	Freddie Mac Pool #QC9944 2.50% 11/1/20518	1,474	1,251
	Freddie Mac Pool #QD1746 2.50% 11/1/20518	933	792
	Freddie Mac Pool #QC9788 2.50% 11/1/20518	930	790
	Freddie Mac Pool #QD1523 2.50% 11/1/20518	218	185
	Freddie Mac Pool #RA6483 2.50% 12/1/20518	6,952	5,934
	Freddie Mac Pool #RA7081 2.50% 12/1/20518	2,698	2,288
	Freddie Mac Pool #QD3362 2.50% 12/1/20518	854	725
	Freddie Mac Pool #RA6433 2.50% 12/1/20518	43	37
	Freddie Mac Pool #RA6485 3.00% 12/1/20518	1,935	1,701
	Freddie Mac Pool #RA6428 3.00% 12/1/20518	420	369
	Freddie Mac Pool #SD0853 2.50% 1/1/20528	5,650	4,790
	Freddie Mac Pool #SD7552 2.50% 1/1/20528	2,429	2,077
	Freddie Mac Pool #SD0854 2.50% 1/1/20528	1,987	1,688
	Freddie Mac Pool #RA6615 2.50% 1/1/20528	600	510
	Freddie Mac Pool #QD5254 2.50% 1/1/20528	597	507
	Freddie Mac Pool #SD8194 2.50% 2/1/20528	642	545
	Freddie Mac Pool #QD9066 2.50% 2/1/20528	501	426

134    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #QD6379 2.50% 2/1/20528	USD97	$83
mortgage-backed	Freddie Mac Pool #QD6971 2.50% 2/1/20528	63	54
obligations	Freddie Mac Pool #QD7312 2.50% 2/1/20528	32	27
(continued)	Freddie Mac Pool #RA6806 3.00% 2/1/20528	2,000	1,758
	Freddie Mac Pool #QD6948 3.00% 2/1/20528	1,906	1,676
	Freddie Mac Pool #RA6608 3.00% 2/1/20528	954	838
	Freddie Mac Pool #QD7089 3.50% 2/1/20528	1,195	1,089
	Freddie Mac Pool #QD8976 2.50% 3/1/20528	952	809
	Freddie Mac Pool #QE0957 2.50% 3/1/20528	875	743
	Freddie Mac Pool #RA6959 2.50% 3/1/20528	766	651
	Freddie Mac Pool #QE0615 2.50% 3/1/20528	606	515
	Freddie Mac Pool #SD8200 2.50% 3/1/20528	437	371
	Freddie Mac Pool #QD8152 2.50% 3/1/20528	367	312
	Freddie Mac Pool #QD8673 3.00% 3/1/20528	1,542	1,356
	Freddie Mac Pool #RA6992 3.00% 3/1/20528	1,097	964
	Freddie Mac Pool #SD8205 2.50% 4/1/20528	6,581	5,582
	Freddie Mac Pool #QD9911 2.50% 4/1/20528	2,676	2,269
	Freddie Mac Pool #QE0800 2.50% 4/1/20528	2,628	2,231
	Freddie Mac Pool #QE0170 2.50% 4/1/20528	1,711	1,451
	Freddie Mac Pool #QE3079 2.50% 4/1/20528	932	792
	Freddie Mac Pool #QD9907 2.50% 4/1/20528	850	722
	Freddie Mac Pool #QE0407 2.50% 4/1/20528	769	653
	Freddie Mac Pool #QE5290 2.50% 4/1/20528	740	628
	Freddie Mac Pool #QE0025 2.50% 4/1/20528	549	466
	Freddie Mac Pool #QE0799 2.50% 4/1/20528	123	105
	Freddie Mac Pool #SD7554 2.50% 4/1/20528	94	80
	Freddie Mac Pool #QE2101 2.50% 4/1/20528	45	38
	Freddie Mac Pool #SD8206 3.00% 4/1/20528	800	703
	Freddie Mac Pool #RA7063 3.50% 4/1/20528	22,000	20,028
	Freddie Mac Pool #QE2352 2.50% 5/1/20528	40	34
	Freddie Mac Pool #QE1793 3.00% 5/1/20528	1,910	1,679
	Freddie Mac Pool #QE3080 3.00% 5/1/20528	400	351
	Freddie Mac Pool #RA7386 3.50% 5/1/20528	7,332	6,669
	Freddie Mac Pool #SD8220 3.00% 6/1/20528	4,451	3,913
	Freddie Mac Pool #QE4383 4.00% 6/1/20528	2,336	2,193
	Freddie Mac Pool #QE6097 2.50% 7/1/20528	83	71
	Freddie Mac Pool #QE5714 3.50% 7/1/20528	4,000	3,639
	Freddie Mac Pool #QE6274 3.50% 7/1/20528	4,000	3,638
	Freddie Mac Pool #SD8226 3.50% 7/1/20528	2,667	2,426
	Freddie Mac Pool #QE5983 3.50% 7/1/20528	2,000	1,819
	Freddie Mac Pool #QE7680 4.50% 7/1/20528	2,533	2,441
	Freddie Mac Pool #RA7747 2.50% 8/1/20528	2,681	2,273
	Freddie Mac Pool #QE8026 2.50% 8/1/20528	1,675	1,421
	Freddie Mac Pool #SD8234 2.50% 8/1/20528	32	27
	Freddie Mac Pool #RA7749 3.50% 8/1/20528	13,390	12,181
	Freddie Mac Pool #QE9057 4.00% 8/1/20528	1,231	1,156
	Freddie Mac Pool #QE7157 4.00% 8/1/20528	224	210
	Freddie Mac Pool #SD1576 5.00% 8/1/20528	3,206	3,165
	Freddie Mac Pool #SD8262 2.50% 9/1/20528	9,650	8,185
	Freddie Mac Pool #QF0923 2.50% 9/1/20528	597	506
	Freddie Mac Pool #SD8242 3.00% 9/1/20528	17,971	15,797
	Freddie Mac Pool #SD8243 3.50% 9/1/20528	4,039	3,675
	Freddie Mac Pool #SD8244 4.00% 9/1/20528	4,000	3,756
	Freddie Mac Pool #QE9625 4.00% 9/1/20528	1,586	1,489
	Freddie Mac Pool #QF0152 4.50% 9/1/20528	1,531	1,475
	Freddie Mac Pool #SD8246 5.00% 9/1/20528	79,771	78,743
	Freddie Mac Pool #RA7938 5.00% 9/1/20528	1,321	1,304
	Freddie Mac Pool #QF1751 2.50% 10/1/20528	946	803
	Freddie Mac Pool #SD8271 2.50% 10/1/20528	579	491
	Freddie Mac Pool #QF1464 4.00% 10/1/20528	1,521	1,429
	Freddie Mac Pool #QF1489 4.00% 10/1/20528	1,281	1,203

American Funds Insurance Series    135

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #SD8256 4.00% 10/1/20528		USD1,000	$ 939
mortgage-backed	Freddie Mac Pool #QF1925 4.00% 10/1/20528		1,000	939
obligations	Freddie Mac Pool #SD8257 4.50% 10/1/20528		53,823	51,858
(continued)	Freddie Mac Pool #QF3304 5.00% 10/1/20528		3,694	3,646
	Freddie Mac Pool #SD8291 2.50% 11/1/20528		855	725
	Freddie Mac Pool #SD8283 2.50% 11/1/20528		634	538
	Freddie Mac Pool #SD8273 3.50% 11/1/20528		4,000	3,639
	Freddie Mac Pool #SD8264 3.50% 11/1/20528		4,000	3,639
	Freddie Mac Pool #QF3364 4.00% 11/1/20528		2,477	2,326
	Freddie Mac Pool #SD8265 4.00% 11/1/20528		251	235
	Freddie Mac Pool #SD8266 4.50% 11/1/20528		4	3
	Freddie Mac Pool #SD8275 4.50% 12/1/20528		1,295	1,248
	Freddie Mac Pool #SD8276 5.00% 12/1/20528		6,999	6,909
	Freddie Mac Pool #SD8281 6.50% 12/1/20528		14,617	14,994
	Freddie Mac Pool #SD8284 3.00% 1/1/20538		11,360	9,985
	Freddie Mac Pool #SD8285 3.50% 1/1/20538		5,499	5,003
	Freddie Mac Pool #SD8286 4.00% 1/1/20538		336	315
	Freddie Mac Pool #SD8288 5.00% 1/1/20538		3,778	3,729
	Freddie Mac Pool #SD8282 6.50% 1/1/20538		706	724
	Freddie Mac, Series T041, Class 3A, 4.402% 7/25/20328,9		187	179
	Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 8/25/20258,9		9,778	9,538
	Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/20268		7,370	7,077
	Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 4/25/20288		3,237	3,158
	Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/20328		19,961	16,758
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00%	1/25/20568,9	2,646	2,476
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA,
	3.25%	7/25/20568,9	1,149	1,082
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00%	8/25/20568	5,121	4,758
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00%	8/25/20568,9	5,074	4,744
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25%	6/25/20578,9	911	831
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT,
	3.50%	6/25/20578	755	684
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50%	8/25/20578	1,823	1,730
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT,
	3.50%	11/25/20578	1,942	1,757
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50%	8/25/20588	9,501	8,965
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA,
	3.00%	2/25/20598	5,448	5,052
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50%	11/25/20288	2,154	2,056
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1,
	3.50%	5/25/20298	4,272	4,072
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2,
	3.50%	5/25/20298	2,455	2,255
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C,
	2.75%	11/25/20298	2,682	2,465
	Government National Mortgage Assn. 2.00% 1/1/20538,10		68,784	57,662
	Government National Mortgage Assn. 2.50% 1/1/20538,10		5,866	5,085
	Government National Mortgage Assn. 3.00% 1/1/20538,10		83,663	74,514
	Government National Mortgage Assn. 3.50% 1/1/20538,10		16,502	15,165
	Government National Mortgage Assn. 4.00% 1/1/20538,10		3,200	3,029
	Government National Mortgage Assn. 4.50% 1/1/20538,10		33,456	32,460
	Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/20488		437	417
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/20488		342	332
	Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/20508		204	200

136    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/20518	USD1,762	$1,734
mortgage-backed	Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/20518	490	482
obligations	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/20528	1,260	1,193
(continued)	Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/20528	10,566	10,009
	Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/20528	1,000	947
	Uniform Mortgage-Backed Security 1.50% 1/1/20388,10	25,420	22,012
	Uniform Mortgage-Backed Security 2.50% 1/1/20388,10	638	584
	Uniform Mortgage-Backed Security 2.00% 1/1/20538,10	108,193	88,062
	Uniform Mortgage-Backed Security 4.00% 1/1/20538,10	7,100	6,660
	Uniform Mortgage-Backed Security 4.50% 1/1/20538,10	9,560	9,203
	Uniform Mortgage-Backed Security 5.00% 1/1/20538,10	4,884	4,813
	Uniform Mortgage-Backed Security 5.50% 1/1/20538,10	60,890	61,059
	Uniform Mortgage-Backed Security 6.00% 1/1/20538,10	12,770	12,962
	Uniform Mortgage-Backed Security 4.00% 2/1/20538,10	15,948	14,963
	Uniform Mortgage-Backed Security 5.00% 2/1/20538,10	35,408	34,891
	Uniform Mortgage-Backed Security 5.50% 2/1/20538,10	16,800	16,838
	Uniform Mortgage-Backed Security 6.00% 2/1/20538,10	36,230	36,745
			1,739,465

Commercial	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/20638	2,909	2,435
mortgage-backed	Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.394% 3/15/20648,9	2,550	2,246
securities	Barclays Commercial Mortgage Securities, LLC, Series 2017-DELC, Class A,
0.44%	5.293% 8/15/20366,8,9	2,000	1,966
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/20518	1,000	927
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/20538	2,960	2,466
	BX Trust, Series 2021-SDMF, Class A,
	(1-month USD-LIBOR + 0.589%) 4.907% 9/15/20346,8,9	5,954	5,711
	BX Trust, Series 2021-VOLT, Class A,
	(1-month USD-LIBOR + 0.70%) 5.018% 9/15/20366,8,9	4,505	4,346
	BX Trust, Series 2021-ARIA, Class A,
	(1-month USD-LIBOR + 0.899%) 5.217% 10/15/20366,8,9	7,968	7,593
	BX Trust, Series 2021-ARIA, Class B,
	(1-month USD-LIBOR + 1.297%) 5.615% 10/15/20366,8,9	5,968	5,613
	BX Trust, Series 2021-SOAR, Class A,
	(1-month USD-LIBOR + 0.67%) 4.988% 6/15/20386,8,9	7,481	7,216
	BX Trust, Series 2021-SOAR, Class B,
	(1-month USD-LIBOR + 0.87%) 5.188% 6/15/20386,8,9	1,351	1,290
	BX Trust, Series 2021-SOAR, Class C,
	(1-month USD-LIBOR + 1.10%) 5.418% 6/15/20386,8,9	1,220	1,156
	BX Trust, Series 2021-ACNT, Class A,
	(1-month USD-LIBOR + 0.85%) 5.168% 11/15/20386,8,9	5,254	5,063
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB,
	2.984% 4/10/20488	470	459
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/20508	4,735	4,540
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/20488	780	758
	Extended Stay America Trust, Series 2021-ESH, Class A,
	(1-month USD-LIBOR + 1.08%) 5.398% 7/15/20386,8,9	1,537	1,495
	Extended Stay America Trust, Series 2021-ESH, Class B,
	(1-month USD-LIBOR + 1.38%) 5.698% 7/15/20386,8,9	1,403	1,351
	Extended Stay America Trust, Series 2021-ESH, Class C,
	(1-month USD-LIBOR + 1.70%) 6.018% 7/15/20386,8,9	1,465	1,410
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/20406,8	3,795	2,918
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/20538	2,489	2,059
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A,
	3.024% 1/5/20396,8	1,964	1,682
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C,
	3.377% 1/5/20396,8	868	708
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C,
	3.565% 1/5/20396,8,9	523	407

American Funds Insurance Series    137

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A,
mortgage-backed	2.287% 3/5/20426,8	USD1,431	$1,171
securities	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A,
(continued)	(1-month USD-LIBOR + 1.05%) 5.368% 10/15/20386,8,9	1,236	1,184
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B,
	(1-month USD-LIBOR + 1.40%) 5.718% 10/15/20386,8,9	1,904	1,803
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/20396,8	13,772	11,780
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A,
	(1-month USD-LIBOR + 0.801%) 5.119% 4/15/20266,8,9	3,950	3,837
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB,
	3.557% 12/15/20478	556	541
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB,
	3.04% 4/15/20488	467	454
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/20416,8	2,194	1,756
	SREIT Trust, Series 2021-MFP, Class A,
	(1-month USD-LIBOR + 0.731%) 5.049% 11/15/20386,8,9	4,808	4,631
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A,
	(1-month USD CME Term SOFR + 1.00%) 5.336% 1/15/20396,8,9	10,709	10,352
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A,
	(1-month USD CME Term SOFR + 2.789%) 7.125% 11/15/20276,8,9	6,379	6,373
			109,697

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/20486,8,9	1,101	870
mortgage-backed	Bellemeade Re, Ltd., Series 2019-3A, Class M1B,
obligations (privately	(1-month USD-LIBOR + 1.60%) 5.989% 7/25/20296,8,9	496	496
originated)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/20686,8,9	1,181	1,140
0.12%	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1,
	(30-day Average USD-SOFR + 0.75%) 4.678% 10/25/20416,8,9	192	190
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/20376,8	4,096	3,664
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/20606,8,9	2,081	1,788
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1,
	6.00% 9/25/20348	148	141
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A,
	2.00% 3/25/20696,8	2,051	2,196
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1,
	2.00% 6/25/20696,8	6,250	6,425
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3,
	(1-month USD-LIBOR + 3.30%) 7.689% 10/25/20278,9	235	237
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6,
	Class M1A, (30-day Average USD-SOFR + 2.15%) 6.078% 9/25/20426,8,9	996	998
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/20266,8	4,304	3,724
	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 6.25% 11/25/20596,8,9	1,042	1,042
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/20348	314	300
	Mello Warehouse Securitization Trust, Series 2021-3, Class A,
	(1-month USD-LIBOR + 0.85%) 5.239% 11/25/20556,8,9	4,040	3,909
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2,
	2.50% 2/25/20526,8,9	2,784	2,248
	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 10/25/20636,8,9	355	328
			29,696
	Total mortgage-backed obligations
			1,878,858
U.S. Treasury bonds & notes 6.52%

U.S. Treasury	U.S. Treasury 0.125% 2/28/2023	44,825	44,537
4.53%	U.S. Treasury 2.50% 5/15/2024	700	679
	U.S. Treasury 2.50% 5/31/2024	100,000	97,016
	U.S. Treasury 3.25% 8/31/2024	22,613	22,143
	U.S. Treasury 1.50% 9/30/2024	907	862
	U.S. Treasury 4.50% 11/30/2024	760	760

138    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 1.00% 12/15/2024	USD10,725	$ 10,038
(continued)	U.S. Treasury 3.00% 7/15/2025	3,165	3,066
	U.S. Treasury 4.00% 12/15/2025	32,029	31,829
	U.S. Treasury 0.375% 1/31/2026	45,000	40,052
	U.S. Treasury 0.50% 2/28/2026	42,515	37,903
	U.S. Treasury 1.625% 5/15/2026	1,500	1,381
	U.S. Treasury 1.50% 8/15/2026	500	456
	U.S. Treasury 0.75% 8/31/2026	52	46
	U.S. Treasury 0.875% 9/30/2026	565	502
	U.S. Treasury 1.125% 10/31/2026	471	421
	U.S. Treasury 1.125% 2/28/2027	762	678
	U.S. Treasury 2.375% 5/15/2027	880	820
	U.S. Treasury 2.625% 5/31/2027	96,250	90,738
	U.S. Treasury 0.50% 6/30/2027	36,300	31,057
	U.S. Treasury 4.125% 9/30/2027	90,000	90,345
	U.S. Treasury 3.875% 11/30/2027	39,923	39,707
	U.S. Treasury 0.625% 12/31/2027	7,109	6,025
	U.S. Treasury 2.875% 5/15/2028	5,217	4,926
	U.S. Treasury 1.25% 9/30/2028	3,142	2,699
	U.S. Treasury 1.50% 11/30/2028	50,000	43,417
	U.S. Treasury 1.375% 12/31/2028	10,900	9,398
	U.S. Treasury 2.875% 4/30/2029	50,000	46,843
	U.S. Treasury 3.875% 11/30/2029	1,662	1,651
	U.S. Treasury 1.50% 2/15/2030	36,651	31,236
	U.S. Treasury 0.625% 5/15/2030	20,225	16,012
	U.S. Treasury 2.875% 5/15/2032	50,000	46,102
	U.S. Treasury 4.125% 11/15/2032	96,356	98,276
	U.S. Treasury 1.125% 5/15/2040	62,775	39,393
	U.S. Treasury 1.375% 11/15/2040	52,695	34,328
	U.S. Treasury 1.75% 8/15/2041	47,854	32,834
	U.S. Treasury 2.00% 11/15/2041	1,181	846
	U.S. Treasury 4.00% 11/15/2042	21,751	21,312
	U.S. Treasury 2.50% 2/15/2046	3,755	2,822
	U.S. Treasury 3.00% 5/15/2047	9,355	7,690
	U.S. Treasury 3.00% 2/15/2048	336	277
	U.S. Treasury 2.00% 2/15/2050	13,825	9,184
	U.S. Treasury 1.375% 8/15/2050	12,500	6,993
	U.S. Treasury 2.375% 5/15/2051	4,757	3,430
	U.S. Treasury 2.00% 8/15/2051	1,356	893
	U.S. Treasury 2.25% 2/15/205211	72,025	50,351
	U.S. Treasury 3.00% 8/15/205211	73,627	61,049
			1,123,023

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.50% 4/15/202412	22,067	21,475
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 7/15/202412	76,769	74,363
securities	U.S. Treasury Inflation-Protected Security 0.125% 10/15/202412	98,718	95,142
1.99%	U.S. Treasury Inflation-Protected Security 0.25% 1/15/202512	25,161	24,151
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/202512	4,649	4,467
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/202512	3,905	3,711
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/202612	43,574	40,962
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/202612	15,266	14,319
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/202712	50,295	50,231
	U.S. Treasury Inflation-Protected Security 0.75% 7/15/202812	20,774	19,790
	U.S. Treasury Inflation-Protected Security 0.875% 1/15/202912	23,419	22,309

American Funds Insurance Series    139

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 1/15/203112	USD27,071	$ 24,019
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 1/15/203212	60,545	52,974
securities	U.S. Treasury Inflation-Protected Security 1.00% 2/15/204912	55,158	46,174
(continued)
			494,087

	Total U.S. Treasury bonds & notes
			1,617,110
Corporate bonds, notes & loans 5.63%

Financials	ACE INA Holdings, Inc. 3.35% 5/3/2026	880	843
1.27%	ACE INA Holdings, Inc. 4.35% 11/3/2045	400	348
	Advisor Group Holdings, LLC 6.25% 3/1/20286	4,470	4,115
	AerCap Ireland Capital DAC 2.45% 10/29/2026	5,457	4,779
	AerCap Ireland Capital DAC 3.00% 10/29/2028	4,501	3,779
	AerCap Ireland Capital DAC 3.30% 1/30/2032	2,838	2,226
	AerCap Ireland Capital DAC 3.85% 10/29/2041	1,970	1,400
	AG Merger Sub II, Inc. 10.75% 8/1/20276	2,420	2,453
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/20276	1,072	1,083
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)6,13	7,750	7,899
	Alliant Holdings Intermediate, LLC 4.25% 10/15/20276	2,100	1,884
	Alliant Holdings Intermediate, LLC 5.875% 11/1/20296	2,295	1,890
	Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,127
	American International Group, Inc. 2.50% 6/30/2025	10,533	9,926
	AmWINS Group, Inc. 4.875% 6/30/20296	1,348	1,145
	Aretec Escrow Issuer, Inc. 7.50% 4/1/20296	1,250	1,034
	Banco Santander, SA 5.147% 8/18/2025	2,400	2,376
	Bangkok Bank PCL 3.733% 9/25/2034
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)13	2,428	2,034
	Bank of America Corp. 3.55% 3/5/2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)13	6,000	5,978
	Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)13	2,500	2,225
	Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)13	1,565	1,373
	Bank of America Corp. 3.419% 12/20/2028
	(3-month USD-LIBOR + 1.04% on 12/20/2027)13	2,345	2,127
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)13	1,000	766
	Bank of Nova Scotia 1.625% 5/1/2023	5,000	4,948
	Berkshire Hathaway, Inc. 2.75% 3/15/2023	1,615	1,608
	Berkshire Hathaway, Inc. 3.125% 3/15/2026	500	480
	Blackstone Private Credit Fund 7.05% 9/29/20256	2,510	2,493
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)6,13	2,400	1,961
	Castlelake Aviation Finance DAC 5.00% 4/15/20276	3,370	2,937
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)13	8,000	8,043
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)13	3,254	2,743
	CME Group, Inc. 3.75% 6/15/2028	3,425	3,297
	Coinbase Global, Inc. 3.375% 10/1/20286	2,625	1,391
	Coinbase Global, Inc. 3.625% 10/1/20316	2,875	1,388
	Compass Diversified Holdings 5.25% 4/15/20296	820	703
	Compass Diversified Holdings 5.00% 1/15/20326	715	569
	Corebridge Financial, Inc. 3.50% 4/4/20256	642	616
	Corebridge Financial, Inc. 3.65% 4/5/20276	914	853
	Corebridge Financial, Inc. 3.85% 4/5/20296	621	567
	Corebridge Financial, Inc. 3.90% 4/5/20326	351	307
	Corebridge Financial, Inc. 4.35% 4/5/20426	203	167
	Corebridge Financial, Inc. 4.40% 4/5/20526	489	390
	Crédit Agricole SA 4.375% 3/17/20256	850	822
	Credit Suisse Group AG 3.80% 6/9/2023	1,875	1,826
	Credit Suisse Group AG 4.207% 6/12/2024
	(3-month USD-LIBOR + 1.24% on 6/12/2023)6,13	4,500	4,388
	Credit Suisse Group AG 3.625% 9/9/2024	1,500	1,400
	Credit Suisse Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)6,13	1,568	1,387
	Credit Suisse Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)6,13	1,250	1,069

140    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Credit Suisse Group AG 3.869% 1/12/2029
(continued)	(3-month USD-LIBOR + 1.41% on 1/12/2028)6,13	USD800	$ 642
	Danske Bank AS 3.773% 3/28/2025
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)6,13	6,000	5,817
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)13	2,212	1,954
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)13	2,788	2,367
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)13	5,000	4,257
	Digital Currency Group, Inc., Term Loan,
	(3-month USD-LIBOR + 7.00%) 8.00% 11/30/20263,9,14	709	616
	Digital Currency Group, Inc., Term Loan, 8.75% 11/30/20263,14	945	758
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)6,13	7,750	7,758
	FS Energy and Power Fund 7.50% 8/15/20236	1,995	2,001
	Goldman Sachs Group, Inc. 1.948% 10/21/2027
	(USD-SOFR + 0.913% on 10/21/2026)13	2,198	1,925
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)13	4,000	3,567
	Goldman Sachs Group, Inc. 3.814% 4/23/2029
	(3-month USD-LIBOR + 1.158% on 4/23/2028)13	390	357
	Goldman Sachs Group, Inc. 2.615% 4/22/2032
	(USD-SOFR + 1.281% on 4/22/2031)13	2,323	1,858
	Goldman Sachs Group, Inc. 3.21% 4/22/2042
	(USD-SOFR + 1.513% on 4/22/2041)13	2,000	1,448
	Groupe BPCE SA 2.75% 1/11/20236	600	600
	Groupe BPCE SA 5.70% 10/22/20236	2,250	2,234
	Groupe BPCE SA 5.15% 7/21/20246	3,710	3,634
	Groupe BPCE SA 1.00% 1/20/20266	3,000	2,633
	Hightower Holding, LLC 6.75% 4/15/20296	870	731
	HSBC Holdings PLC 4.25% 3/14/2024	3,000	2,948
	HSBC Holdings PLC 2.633% 11/7/2025
	(3-month USD-LIBOR + 1.14% on 11/7/2024)13	625	587
	HSBC Holdings PLC 2.099% 6/4/2026 (USD-SOFR + 1.929% on 6/4/2025)13	3,000	2,733
	HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD-LIBOR + 1.61% on
	5/22/2029)13	1,500	1,316
	Intercontinental Exchange, Inc. 2.65% 9/15/2040	7,425	5,166
	Intesa Sanpaolo SpA 3.375% 1/12/20236	750	750
	Intesa Sanpaolo SpA 5.017% 6/26/20246	1,730	1,664
	Intesa Sanpaolo SpA 3.25% 9/23/20246	750	712
	Intesa Sanpaolo SpA 3.875% 7/14/20276	300	268
	Intesa Sanpaolo SpA 8.248% 11/21/2033
	(1-year UST Yield Curve Rate T Note Constant Maturity +
	4.40% on 11/21/2032)6,13	4,600	4,680
	JPMorgan Chase & Co. 3.559% 4/23/2024
	(3-month USD-LIBOR + 0.73% on 4/23/2023)13	4,725	4,694
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)13	6,000	5,831
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)13	4,000	3,826
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)13	3,740	3,652
	JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)13	299	278
	JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)13	3,982	3,803
	Kasikornbank PCL HK 3.343% 10/2/2031
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)13	1,222	1,077
	Lloyds Banking Group PLC 4.05% 8/16/2023	2,000	1,987
	Lloyds Banking Group PLC 1.627% 5/11/2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)13	800	693
	LPL Holdings, Inc. 4.625% 11/15/20276	2,700	2,527
	LPL Holdings, Inc. 4.375% 5/15/20316	1,805	1,537
	Marsh & McLennan Companies, Inc. 3.875% 3/15/2024	820	809
	Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	1,705	1,651
	Marsh & McLennan Companies, Inc. 4.90% 3/15/2049	719	665
	Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	920	594
	MGIC Investment Corp. 5.25% 8/15/2028	1,175	1,085
	Morgan Stanley 3.737% 4/24/2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)13	300	298
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)13	2,450	2,410

American Funds Insurance Series    141

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Morgan Stanley 3.125% 7/27/2026	USD325	$304
(continued)	MSCI, Inc. 3.625% 11/1/20316	2,225	1,843
	National Australia Bank, Ltd. 1.887% 1/12/20276	5,000	4,450
	Navient Corp. 5.50% 1/25/2023	1,594	1,594
	Navient Corp. 6.125% 3/25/2024	8,030	7,879
	Navient Corp. 5.875% 10/25/2024	1,005	974
	Navient Corp. 6.75% 6/15/2026	300	285
	Navient Corp. 5.50% 3/15/2029	5,980	4,888
	New York Life Global Funding 2.35% 7/14/20266	590	544
	Northwestern Mutual Global Funding 1.75% 1/11/20276	2,500	2,211
	OneMain Finance Corp. 3.875% 9/15/2028	756	602
	Owl Rock Capital Corp. 4.00% 3/30/2025	102	96
	Owl Rock Capital Corp. 3.75% 7/22/2025	2,874	2,658
	Owl Rock Capital Corp. 3.40% 7/15/2026	1,290	1,128
	Owl Rock Capital Corp. II 4.625% 11/26/20246	2,305	2,194
	Owl Rock Capital Corp. III 3.125% 4/13/2027	2,520	2,078
	Owl Rock Core Income Corp. 4.70% 2/8/2027	2,500	2,258
	Oxford Finance, LLC 6.375% 2/1/20276	1,125	1,049
	PNC Financial Services Group, Inc. 3.90% 4/29/2024	2,000	1,977
	Power Financial Corp., Ltd. 5.25% 8/10/2028	383	373
	Power Financial Corp., Ltd. 6.15% 12/6/2028	350	356
	Power Financial Corp., Ltd. 4.50% 6/18/2029	554	513
	Power Financial Corp., Ltd. 3.95% 4/23/2030	1,213	1,067
	Prudential Financial, Inc. 4.35% 2/25/2050	2,205	1,879
	Prudential Financial, Inc. 3.70% 3/13/2051	755	580
	Quicken Loans, LLC 3.625% 3/1/20296	1,505	1,195
	Rabobank Nederland 4.375% 8/4/2025	4,500	4,397
	Rocket Mortgage, LLC 2.875% 10/15/20266	2,110	1,812
	Royal Bank of Canada 1.15% 6/10/2025	4,711	4,316
	Ryan Specialty Group, LLC 4.375% 2/1/20306	270	234
	Springleaf Finance Corp. 6.125% 3/15/2024	2,550	2,472
	Starwood Property Trust, Inc. 5.50% 11/1/20236	1,160	1,152
	Starwood Property Trust, Inc. 4.375% 1/15/20276	1,540	1,350
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)6,13	2,800	2,591
	Toronto-Dominion Bank 2.65% 6/12/2024	625	605
	Toronto-Dominion Bank 0.75% 9/11/2025	5,375	4,803
	Toronto-Dominion Bank 1.25% 9/10/2026	2,425	2,124
	Toronto-Dominion Bank 1.95% 1/12/2027	2,500	2,231
	Toronto-Dominion Bank 2.45% 1/12/2032	1,500	1,219
	Travelers Companies, Inc. 4.00% 5/30/2047	860	699
	U.S. Bancorp 2.375% 7/22/2026	4,000	3,696
	UBS Group AG 4.125% 9/24/20256	2,750	2,677
	UniCredit SpA 4.625% 4/12/20276	625	586
	Wells Fargo & Company 2.164% 2/11/2026
	(3-month USD-LIBOR + 0.75% on 2/11/2025)13	8,000	7,464
	Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)13	4,337	4,024
	Westpac Banking Corp. 2.75% 1/11/2023	1,750	1,749
	Westpac Banking Corp. 2.894% 2/4/2030
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)13	3,000	2,753
	Westpac Banking Corp. 2.668% 11/15/2035
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)13	3,325	2,478
	Westpac Banking Corp. 2.963% 11/16/2040	1,500	996

			315,964

Energy	Altera Infrastructure, LP 8.50% 7/15/20233,6,15	3,550	663
0.62%	Antero Midstream Partners, LP 5.375% 6/15/20296	2,170	1,987
	Antero Resources Corp. 7.625% 2/1/20296	955	962
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/20266	2,000	1,943

142    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Ascent Resources Utica Holdings, LLC 5.875% 6/30/20296	USD1,270	$1,134
(continued)	Bonanza Creek Energy, Inc. 5.00% 10/15/20266	480	439
	BP Capital Markets America, Inc. 2.772% 11/10/2050	681	438
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	961	895
	Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,559	1,360
	Cheniere Energy, Inc. 4.625% 10/15/2028	4,645	4,207
	Chesapeake Energy Corp. 4.875% 4/15/202215	7,225	163
	Chesapeake Energy Corp. 5.50% 2/1/20266	685	662
	Chesapeake Energy Corp. 5.875% 2/1/20296	2,240	2,126
	CNX Midstream Partners, LP 4.75% 4/15/20306	1,055	867
	CNX Resources Corp. 7.25% 3/14/20276	1,725	1,715
	CNX Resources Corp. 6.00% 1/15/20296	2,675	2,465
	CNX Resources Corp. 7.375% 1/15/20316	553	531
	Comstock Resources, Inc. 5.875% 1/15/20306	450	387
	Constellation Oil Services Holding SA 13.50% 6/30/20253,6	1,120	1,120
	Constellation Oil Services Holding SA 4.00% PIK 12/31/202616	434	257
	Crestwood Midstream Partners, LP 8.00% 4/1/20296	4,265	4,250
	Diamond Foreign Asset Co. 9.00% Cash 4/22/20276,9,16	204	194
	Diamond Foreign Asset Co. 9.00% Cash 4/22/202716	185	176
	DT Midstream, Inc. 4.375% 6/15/20316	1,680	1,412
	Enbridge Energy Partners, LP, Series B, 7.50% 4/15/2038	300	331
	Enbridge, Inc. 4.00% 10/1/2023	278	276
	Enbridge, Inc. 2.50% 1/15/2025	300	284
	Enbridge, Inc. 3.70% 7/15/2027	62	58
	Energy Transfer Operating, LP 5.00% 5/15/2050	1,869	1,502
	Energy Transfer Partners, LP 4.50% 4/15/2024	1,210	1,193
	Energy Transfer Partners, LP 4.75% 1/15/2026	2,494	2,432
	Enterprise Products Operating, LLC 4.90% 5/15/2046	500	437
	EQM Midstream Partners, LP 4.125% 12/1/2026	686	612
	EQM Midstream Partners, LP 6.50% 7/1/20276	1,690	1,618
	EQM Midstream Partners, LP 5.50% 7/15/2028	3,088	2,767
	EQM Midstream Partners, LP 7.50% 6/1/20306	642	619
	EQM Midstream Partners, LP 4.75% 1/15/20316	1,635	1,340
	EQT Corp. 5.00% 1/15/2029	340	320
	EQT Corp. 7.25% 2/1/203013	1,110	1,153
	EQT Corp. 3.625% 5/15/20316	400	340
	Equinor ASA 3.00% 4/6/2027	4,000	3,739
	Equinor ASA 3.625% 9/10/2028	3,685	3,494
	Exxon Mobil Corp. 2.019% 8/16/2024	643	615
	Exxon Mobil Corp. 2.44% 8/16/2029	1,963	1,719
	Exxon Mobil Corp. 3.452% 4/15/2051	1,000	758
	Genesis Energy, LP 6.50% 10/1/2025	4,280	4,097
	Genesis Energy, LP 6.25% 5/15/2026	1,805	1,654
	Genesis Energy, LP 8.00% 1/15/2027	4,612	4,362
	Genesis Energy, LP 7.75% 2/1/2028	470	433
	Halliburton Company 3.80% 11/15/2025	6	6
	Harvest Midstream I, LP 7.50% 9/1/20286	850	813
	Hess Midstream Operations, LP 4.25% 2/15/20306	960	822
	Hess Midstream Operations, LP 5.50% 10/15/20306	400	366
	Hess Midstream Partners, LP 5.125% 6/15/20286	2,155	1,997
	Hilcorp Energy I, LP 6.00% 4/15/20306	350	312
	Hilcorp Energy I, LP 6.00% 2/1/20316	460	398
	Holly Energy Partners, LP / Holly Energy Finance Corp. 6.375% 4/15/20276	545	536
	Kinder Morgan, Inc. 5.45% 8/1/2052	1,238	1,118
	Marathon Oil Corp. 4.40% 7/15/2027	1,005	961
	MPLX, LP 4.125% 3/1/2027	500	473
	MPLX, LP 2.65% 8/15/2030	4,273	3,472
	MPLX, LP 4.50% 4/15/2038	750	635
	MPLX, LP 4.70% 4/15/2048	1,101	874
	New Fortress Energy, Inc. 6.75% 9/15/20256	1,065	1,010
	New Fortress Energy, Inc. 6.50% 9/30/20266	2,435	2,266

American Funds Insurance Series    143

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	NGL Energy Operating, LLC 7.50% 2/1/20266	USD14,165	$ 12,637
(continued)	NGL Energy Partners, LP 6.125% 3/1/2025	3,422	2,794
	Oasis Petroleum, Inc. 6.375% 6/1/20266	1,945	1,897
	ONEOK, Inc. 5.85% 1/15/2026	347	352
	Parkland Corp. 4.625% 5/1/20306	1,035	858
	Petróleos Mexicanos 6.875% 10/16/2025	3,755	3,682
	Petróleos Mexicanos 5.35% 2/12/2028	1,870	1,578
	Petróleos Mexicanos 6.75% 9/21/2047	1,996	1,278
	Pioneer Natural Resources Company 2.15% 1/15/2031	1,669	1,323
	Plains All American Pipeline, LP 3.80% 9/15/2030	113	98
	Range Resources Corp. 8.25% 1/15/2029	1,040	1,073
	Range Resources Corp. 4.75% 2/15/20306	1,670	1,474
	Rockies Express Pipeline, LLC 4.95% 7/15/20296	2,689	2,421
	Southwestern Energy Co. 7.75% 10/1/2027	2,450	2,501
	Southwestern Energy Co. 8.375% 9/15/2028	395	408
	Southwestern Energy Co. 5.375% 2/1/2029	1,355	1,258
	Southwestern Energy Co. 5.375% 3/15/2030	1,945	1,778
	Southwestern Energy Co. 4.75% 2/1/2032	960	822
	Statoil ASA 3.25% 11/10/2024	2,850	2,780
	Statoil ASA 4.25% 11/23/2041	2,000	1,769
	Sunoco, LP 4.50% 5/15/2029	1,050	920
	Sunoco, LP 4.50% 4/30/2030	1,255	1,091
	Targa Resources Partners, LP 5.50% 3/1/2030	2,260	2,130
	Total SE 2.986% 6/29/2041	88	66
	TransCanada PipeLines, Ltd. 4.25% 5/15/2028	1,090	1,034
	TransCanada PipeLines, Ltd. 4.10% 4/15/2030	598	549
	TransCanada PipeLines, Ltd. 4.75% 5/15/2038	2,000	1,790
	TransCanada PipeLines, Ltd. 4.875% 5/15/2048	700	615
	Valero Energy Corp. 4.00% 4/1/2029	4,000	3,773
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/20316	840	717
	Weatherford International, Ltd. 11.00% 12/1/20246	497	509
	Weatherford International, Ltd. 6.50% 9/15/20286	2,380	2,337
	Weatherford International, Ltd. 8.625% 4/30/20306	7,690	7,398
	Western Gas Partners, LP 4.50% 3/1/2028	3,018	2,785
	Western Midstream Operating, LP 4.30% 2/1/203013	1,125	985
	Williams Companies, Inc. 3.50% 11/15/2030	1,094	959

			153,004

Health care	AbbVie, Inc. 3.80% 3/15/2025	206	201
0.60%	AbbVie, Inc. 2.95% 11/21/2026	1,445	1,346
	AdaptHealth, LLC 5.125% 3/1/20306	830	708
	AmerisourceBergen Corp. 0.737% 3/15/2023	1,291	1,280
	Amgen, Inc. 4.40% 2/22/2062	1,697	1,352
	Anthem, Inc. 2.375% 1/15/2025	818	777
	AstraZeneca Finance, LLC 1.20% 5/28/2026	3,786	3,375
	AstraZeneca Finance, LLC 1.75% 5/28/2028	1,871	1,609
	AstraZeneca Finance, LLC 2.25% 5/28/2031	742	619
	AstraZeneca PLC 3.375% 11/16/2025	1,140	1,101
	Bausch Health Companies, Inc. 5.00% 1/30/20286	1,735	836
	Bausch Health Companies, Inc. 4.875% 6/1/20286	7,450	4,753
	Bausch Health Companies, Inc. 5.00% 2/15/20296	1,000	481
	Baxter International, Inc. 1.322% 11/29/2024	7,109	6,623
	Baxter International, Inc. 1.915% 2/1/2027	4,739	4,208
	Baxter International, Inc. 2.272% 12/1/2028	3,180	2,718
	Bayer US Finance II, LLC 3.875% 12/15/20236	1,685	1,661
	Becton, Dickinson and Company 3.363% 6/6/2024	198	194
	Boston Scientific Corp. 3.45% 3/1/2024	313	307
	Centene Corp. 4.25% 12/15/2027	565	531
	Centene Corp. 2.45% 7/15/2028	1,325	1,121

144    American Funds Insurance Series
Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Centene Corp. 4.625% 12/15/2029	USD1,265	$ 1,159
(continued)	Cigna Corp. 3.75% 7/15/2023	245	243
	Community Health Systems, Inc. 5.625% 3/15/20276	1,960	1,684
	Community Health Systems, Inc. 5.25% 5/15/20306	3,675	2,778
	Eli Lilly and Company 3.375% 3/15/2029	1,353	1,269
	GlaxoSmithKline PLC 3.625% 5/15/2025	2,825	2,761
	HCA, Inc. 3.375% 3/15/20296	804	708
	HCA, Inc. 3.50% 9/1/2030	4,050	3,503
	HCA, Inc. 3.625% 3/15/20326	1,000	849
	HCA, Inc. 4.375% 3/15/20426	1,500	1,201
	HCA, Inc. 4.625% 3/15/20526	1,450	1,135
	Jazz Securities DAC 4.375% 1/15/20296	1,975	1,764
	Merck & Co., Inc. 1.90% 12/10/2028	600	516
	Merck & Co., Inc. 2.75% 12/10/2051	1,103	742
	Molina Healthcare, Inc. 4.375% 6/15/20286	440	402
	Molina Healthcare, Inc. 3.875% 11/15/20306	2,899	2,461
	Molina Healthcare, Inc. 3.875% 5/15/20326	3,855	3,207
	Novant Health, Inc. 3.168% 11/1/2051	3,750	2,608
	Novartis Capital Corp. 1.75% 2/14/2025	1,250	1,179
	Novartis Capital Corp. 2.00% 2/14/2027	2,386	2,174
	Owens & Minor, Inc. 4.375% 12/15/2024	5,615	5,436
	Owens & Minor, Inc. 4.50% 3/31/20296	4,175	3,334
	Par Pharmaceutical, Inc. 7.50% 4/1/20276	7,303	5,566
	Pfizer, Inc. 2.95% 3/15/2024	219	214
	Shire PLC 2.875% 9/23/2023	1,365	1,342
	Summa Health 3.511% 11/15/2051	1,655	1,123
	Tenet Healthcare Corp. 4.875% 1/1/20266	11,225	10,638
	Tenet Healthcare Corp. 4.25% 6/1/20296	2,060	1,788
	Tenet Healthcare Corp. 4.375% 1/15/20306	1,925	1,670
	Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024	7,016	6,891
	Teva Pharmaceutical Finance Co. BV 7.125% 1/31/2025	935	931
	Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	17,790	15,594
	Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029	7,495	6,684
	Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046	3,550	2,178
	UnitedHealth Group, Inc. 1.15% 5/15/2026	2,610	2,334
	UnitedHealth Group, Inc. 5.30% 2/15/2030	2,500	2,582
	UnitedHealth Group, Inc. 2.00% 5/15/2030	974	806
	UnitedHealth Group, Inc. 4.20% 5/15/2032	767	730
	UnitedHealth Group, Inc. 3.05% 5/15/2041	3,875	2,928
	UnitedHealth Group, Inc. 3.25% 5/15/2051	2,504	1,804
	UnitedHealth Group, Inc. 4.75% 5/15/2052	1,250	1,161
	Valeant Pharmaceuticals International, Inc. 5.50% 11/1/20256	6,275	5,344
			149,222

Consumer	Allied Universal Holdco, LLC 4.625% 6/1/20286	1,660	1,374
discretionary	Amazon.com, Inc. 2.70% 6/3/2060	2,765	1,679
0.59%	American Honda Finance Corp. 3.50% 2/15/2028	750	702
	Asbury Automotive Group, Inc. 4.625% 11/15/20296	2,115	1,785
	Atlas LuxCo 4 SARL 4.625% 6/1/20286	1,065	865
	Bayerische Motoren Werke AG 2.25% 9/15/20236	300	294
	Caesars Entertainment, Inc. 6.25% 7/1/20256	2,815	2,741
	Carnival Corp. 4.00% 8/1/20286	3,875	3,167
	Daimler Trucks Finance North America, LLC 3.50% 4/7/20256	2,000	1,920
	Daimler Trucks Finance North America, LLC 2.00% 12/14/20266	2,400	2,118
	Daimler Trucks Finance North America, LLC 3.65% 4/7/20276	450	421
	Daimler Trucks Finance North America, LLC 2.375% 12/14/20286	1,350	1,137
	Fertitta Entertainment, Inc. 4.625% 1/15/20296	3,580	3,034
	Fertitta Entertainment, Inc. 6.75% 1/15/20306	1,790	1,447
	First Student Bidco, Inc. 4.00% 7/31/20296	1,300	1,077

American Funds Insurance Series    145

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Ford Motor Credit Company, LLC 5.125% 6/16/2025	USD3,855	$3,714
discretionary	Ford Motor Credit Company, LLC 4.542% 8/1/2026	2,455	2,266
(continued)	Ford Motor Credit Company, LLC 2.70% 8/10/2026	2,110	1,835
	General Motors Financial Co. 2.35% 2/26/2027	783	685
	Hanesbrands, Inc. 4.875% 5/15/20266	2,700	2,417
	Hilton Grand Vacations Borrower 5.00% 6/1/20296	3,580	3,083
	Hilton Worldwide Holdings, Inc. 4.00% 5/1/20316	1,885	1,581
	Home Depot, Inc. 1.50% 9/15/2028	3,000	2,556
	Home Depot, Inc. 3.90% 12/6/2028	825	796
	Home Depot, Inc. 2.95% 6/15/2029	4,000	3,627
	Home Depot, Inc. 1.875% 9/15/2031	3,000	2,405
	Home Depot, Inc. 4.25% 4/1/2046	2,000	1,742
	Home Depot, Inc. 4.50% 12/6/2048	428	391
	Hyundai Capital America 1.00% 9/17/20246	3,025	2,797
	Hyundai Capital America 1.50% 6/15/20266	850	737
	Hyundai Capital America 1.65% 9/17/20266	3,075	2,707
	Hyundai Capital America 2.375% 10/15/20276	2,579	2,210
	Hyundai Capital America 2.10% 9/15/20286	3,075	2,529
	International Game Technology PLC 6.50% 2/15/20256	1,880	1,895
	International Game Technology PLC 5.25% 1/15/20296	6,490	6,059
	KB Home 7.25% 7/15/2030	1,295	1,260
	Kontoor Brands, Inc. 4.125% 11/15/20296	910	745
	Lindblad Expeditions, LLC 6.75% 2/15/20276	775	704
	Lithia Motors, Inc. 3.875% 6/1/20296	2,900	2,388
	Lithia Motors, Inc. 4.375% 1/15/20316	1,025	836
	Marriott International, Inc. 2.75% 10/15/2033	2,500	1,914
	McDonald’s Corp. 4.60% 9/9/2032	1,275	1,251
	Melco International Development, Ltd. 5.75% 7/21/20286	1,710	1,433
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/20256	1,500	1,510
	Mercedes-Benz Finance North America, LLC 5.25% 11/29/20276	2,875	2,895
	NCL Corp., Ltd. 5.875% 2/15/20276	2,450	2,125
	NCL Corp., Ltd. 7.75% 2/15/20296	1,375	1,037
	Neiman Marcus Group, LLC 7.125% 4/1/20266	1,345	1,263
	Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 8.061% 7/15/20256,9	780	213
	Party City Holdings, Inc. 8.75% 2/15/20266	3,440	998
	Penske Automotive Group, Inc. 3.75% 6/15/2029	1,375	1,118
	Premier Entertainment Sub, LLC 5.625% 9/1/20296	1,690	1,248
	Premier Entertainment Sub, LLC 5.875% 9/1/20316	1,690	1,198
	Real Hero Merger Sub 2, Inc. 6.25% 2/1/20296	715	491
	Royal Caribbean Cruises, Ltd. 11.50% 6/1/20256	2,423	2,604
	Royal Caribbean Cruises, Ltd. 4.25% 7/1/20266	3,120	2,526
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/20276	3,520	2,855
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/20296	1,408	1,417
	Sally Holdings, LLC 5.625% 12/1/2025	2,705	2,610
	Sands China, Ltd. 5.625% 8/8/2025	1,302	1,247
	Sands China, Ltd. 2.80% 3/8/202713	2,075	1,780
	Scientific Games Corp. 7.00% 5/15/20286	750	717
	Scientific Games Corp. 7.25% 11/15/20296	2,240	2,154
	Sonic Automotive, Inc. 4.625% 11/15/20296	3,035	2,434
	Sonic Automotive, Inc. 4.875% 11/15/20316	1,325	1,043
	Stellantis Finance US, Inc. 1.711% 1/29/20276	2,200	1,891
	Stellantis Finance US, Inc. 5.625% 1/12/20286	2,500	2,480
	Stellantis Finance US, Inc. 2.691% 9/15/20316	2,150	1,646
	Stellantis Finance US, Inc. 6.375% 9/12/20326	2,000	1,980
	Tempur Sealy International, Inc. 4.00% 4/15/20296	850	715
	The Gap, Inc. 3.625% 10/1/20296	486	343
	The Gap, Inc. 3.875% 10/1/20316	323	226
	Toyota Motor Credit Corp. 0.80% 1/9/2026	429	383
	Toyota Motor Credit Corp. 1.90% 1/13/2027	2,500	2,234
	Travel + Leisure Co. 4.50% 12/1/20296	2,100	1,714
	Volkswagen Group of America Finance, LLC 4.25% 11/13/20236	3,770	3,734

146    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Volkswagen Group of America Finance, LLC 4.625% 11/13/20256	USD3,845	$ 3,786
discretionary	Volkswagen Group of America Finance, LLC 3.20% 9/26/20266	3,201	2,972
(continued)	Wheel Pros, Inc. 6.50% 5/15/20296	1,750	621
	Wyndham Destinations, Inc. 4.625% 3/1/20306	1,300	1,080
	Wyndham Worldwide Corp. 4.375% 8/15/20286	2,255	2,027
	Wynn Las Vegas, LLC 4.25% 5/30/20236	2,193	2,165
			145,804

Communication	Alphabet, Inc. 1.998% 8/15/2026	3,000	2,762
services	Alphabet, Inc. 1.90% 8/15/2040	1,375	918
0.53%	Alphabet, Inc. 2.25% 8/15/2060	1,265	719
	AT&T, Inc. 3.50% 9/15/2053	5,140	3,492
	CCO Holdings, LLC 4.75% 3/1/20306	2,500	2,162
	CCO Holdings, LLC 4.50% 8/15/20306	3,500	2,899
	CCO Holdings, LLC 4.25% 2/1/20316	3,875	3,117
	CCO Holdings, LLC 4.75% 2/1/20326	2,150	1,747
	CCO Holdings, LLC 4.50% 5/1/2032	2,710	2,162
	Charter Communications Operating, LLC 4.908% 7/23/2025	500	491
	Charter Communications Operating, LLC 3.70% 4/1/2051	2,000	1,223
	Charter Communications Operating, LLC 3.90% 6/1/2052	3,000	1,895
	Comcast Corp. 2.35% 1/15/2027	4,000	3,640
	Comcast Corp. 3.20% 7/15/2036	375	305
	Comcast Corp. 2.80% 1/15/2051	791	503
	Comcast Corp. 2.887% 11/1/2051	2,571	1,663
	CSC Holdings, LLC 3.375% 2/15/20316	1,875	1,226
	DIRECTV Financing, LLC 5.875% 8/15/20276	3,655	3,277
	DISH Network Corp. 11.75% 11/15/20276	3,700	3,815
	Embarq Corp. 7.995% 6/1/2036	6,465	3,020
	Fox Corp. 4.03% 1/25/2024	1,120	1,107
	Frontier Communications Corp. 5.875% 10/15/20276	2,225	2,071
	Frontier Communications Corp. 5.00% 5/1/20286	5,550	4,851
	Frontier Communications Corp. 6.75% 5/1/20296	4,400	3,646
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	1,850	1,434
	Frontier Communications Holdings, LLC 6.00% 1/15/20306	1,900	1,495
	Frontier Communications Holdings, LLC 8.75% 5/15/20306	1,100	1,121
	Gray Escrow II, Inc. 5.375% 11/15/20316	900	650
	iHeartCommunications, Inc. 5.25% 8/15/20276	3,093	2,625
	Intelsat Jackson Holding Co. 6.50% 3/15/20306	2,891	2,592
	Ligado Networks, LLC 15.50% PIK 11/1/20236,16	4,712	1,537
	Live Nation Entertainment, Inc. 3.75% 1/15/20286	1,350	1,154
	Midas OpCo Holdings, LLC 5.625% 8/15/20296	3,205	2,649
	Netflix, Inc. 4.875% 4/15/2028	1,250	1,210
	Netflix, Inc. 5.875% 11/15/2028	2,175	2,210
	Netflix, Inc. 6.375% 5/15/2029	50	52
	Netflix, Inc. 5.375% 11/15/20296	25	24
	News Corp. 3.875% 5/15/20296	875	760
	News Corp. 5.125% 2/15/20326	550	501
	Nexstar Broadcasting, Inc. 4.75% 11/1/20286	3,175	2,751
	SBA Tower Trust 1.631% 11/15/20266	8,707	7,408
	Scripps Escrow II, Inc. 3.875% 1/15/20296	2,325	1,869
	Sinclair Television Group, Inc. 4.125% 12/1/20306	1,175	882
	Sirius XM Radio, Inc. 4.00% 7/15/20286	3,575	3,118
	Sirius XM Radio, Inc. 4.125% 7/1/20306	950	786
	Sirius XM Radio, Inc. 3.875% 9/1/20316	1,975	1,545
	Sprint Corp. 6.875% 11/15/2028	2,525	2,627
	Take-Two Interactive Software, Inc. 3.30% 3/28/2024	3,175	3,102
	Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,438	2,165
	T-Mobile US, Inc. 1.50% 2/15/2026	500	448
	T-Mobile US, Inc. 2.05% 2/15/2028	325	280

American Funds Insurance Series    147

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	Univision Communications, Inc. 6.625% 6/1/20276	USD5,800	$ 5,608
services	Univision Communications, Inc. 4.50% 5/1/20296	3,475	2,913
(continued)	Univision Communications, Inc. 7.375% 6/30/20306	225	215
	Verizon Communications, Inc. 2.875% 11/20/2050	2,453	1,548
	Virgin Media O2 4.25% 1/31/20316	4,525	3,673
	Virgin Media Secured Finance PLC 4.50% 8/15/20306	2,115	1,771
	VMED O2 UK Financing I PLC 4.75% 7/15/20316	225	183
	Vodafone Group PLC 5.25% 5/30/2048	500	443
	Vodafone Group PLC 4.25% 9/17/2050	4,350	3,337
	WarnerMedia Holdings, Inc. 3.638% 3/15/20256	3,807	3,623
	WarnerMedia Holdings, Inc. 3.755% 3/15/20276	1,018	918
	WarnerMedia Holdings, Inc. 4.054% 3/15/20296	1,435	1,244
	WarnerMedia Holdings, Inc. 4.279% 3/15/20326	2,903	2,399
	WarnerMedia Holdings, Inc. 5.05% 3/15/20426	2,500	1,922
	WarnerMedia Holdings, Inc. 5.141% 3/15/20526	1,500	1,096
	Ziggo Bond Co. BV 5.125% 2/28/20306	1,775	1,436
	Ziggo Bond Finance BV 4.875% 1/15/20306	725	608
			132,643

Industrials	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/20266	1,005	968
0.53%	Allison Transmission Holdings, Inc. 3.75% 1/30/20316	3,445	2,838
	Avis Budget Car Rental, LLC 5.75% 7/15/20276	1,025	929
	Avis Budget Group, Inc. 5.375% 3/1/20296	2,450	2,099
	Avolon Holdings Funding, Ltd. 3.95% 7/1/20246	1,587	1,520
	Avolon Holdings Funding, Ltd. 4.25% 4/15/20266	1,126	1,022
	Avolon Holdings Funding, Ltd. 4.375% 5/1/20266	1,975	1,802
	Boeing Company 4.875% 5/1/2025	1,555	1,545
	Boeing Company 3.10% 5/1/2026	251	236
	Boeing Company 3.25% 2/1/2028	4,000	3,639
	Boeing Company 5.15% 5/1/2030	1,100	1,076
	Boeing Company 3.60% 5/1/2034	6,250	5,016
	Boeing Company 5.805% 5/1/2050	4,000	3,729
	Bombardier, Inc. 7.125% 6/15/20266	4,100	3,985
	Bombardier, Inc. 7.875% 4/15/20276	8,070	7,844
	Bombardier, Inc. 6.00% 2/15/20286	1,010	935
	BWX Technologies, Inc. 4.125% 4/15/20296	1,025	899
	Canadian Pacific Railway, Ltd. 1.75% 12/2/2026	1,385	1,236
	Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	1,738	1,444
	Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	829	561
	Chart Industries, Inc. 7.50% 1/1/20306	1,347	1,356
	Clarivate Science Holdings Corp. 3.875% 7/1/20286	590	512
	Clarivate Science Holdings Corp. 4.875% 7/1/20296	520	443
	CoreLogic, Inc. 4.50% 5/1/20286	6,075	4,669
	Covanta Holding Corp. 4.875% 12/1/20296	1,035	849
	CSX Corp. 4.25% 3/15/2029	1,062	1,024
	CSX Corp. 2.50% 5/15/2051	1,125	688
	Honeywell International, Inc. 2.30% 8/15/2024	2,640	2,536
	Honeywell International, Inc. 1.35% 6/1/2025	5,947	5,503
	Honeywell International, Inc. 2.70% 8/15/2029	1,470	1,310
	Icahn Enterprises Finance Corp. 4.75% 9/15/2024	2,090	2,009
	Icahn Enterprises, LP 5.25% 5/15/2027	1,185	1,088
	Icahn Enterprises, LP 4.375% 2/1/2029	1,525	1,292
	L3Harris Technologies, Inc. 1.80% 1/15/2031	2,625	2,021
	Lockheed Martin Corp. 5.10% 11/15/2027	951	974
	Lockheed Martin Corp. 5.25% 1/15/2033	1,742	1,802
	Lockheed Martin Corp. 5.70% 11/15/2054	1,849	1,949
	LSC Communications, Inc. 8.75% 10/15/20233,6,15	4,063	12
	Masco Corp. 1.50% 2/15/2028	774	642
	Masco Corp. 2.00% 2/15/2031	497	384

148    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Masco Corp. 3.125% 2/15/2051	USD230	$144
(continued)	MasTec, Inc. 4.50% 8/15/20286	1,425	1,279
	Mileage Plus Holdings, LLC 6.50% 6/20/20276	1,980	1,973
	Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,852
	Northrop Grumman Corp. 2.93% 1/15/2025	1,820	1,747
	Northrop Grumman Corp. 3.25% 1/15/2028	3,495	3,229
	Otis Worldwide Corp. 2.293% 4/5/2027	2,135	1,914
	Roller Bearing Company of America, Inc. 4.375% 10/15/20296	195	169
	Rolls-Royce PLC 5.75% 10/15/20276	1,940	1,851
	Siemens AG 1.20% 3/11/20266	3,887	3,468
	Siemens AG 1.70% 3/11/20286	3,700	3,167
	SkyMiles IP, Ltd. 4.75% 10/20/20286	2,950	2,777
	Spirit AeroSystems, Inc. 9.375% 11/30/20296	507	534
	The Brink’s Co. 4.625% 10/15/20276	2,385	2,186
	TransDigm, Inc. 6.25% 3/15/20266	3,476	3,436
	TransDigm, Inc. 5.50% 11/15/2027	2,200	2,070
	Triumph Group, Inc. 8.875% 6/1/20246	2,295	2,339
	Triumph Group, Inc. 6.25% 9/15/20246	4,775	4,534
	Triumph Group, Inc. 7.75% 8/15/2025	3,950	3,366
	Union Pacific Corp. 2.40% 2/5/2030	2,414	2,071
	Union Pacific Corp. 2.95% 3/10/2052	1,000	681
	Union Pacific Corp. 3.839% 3/20/2060	546	425
	Union Pacific Corp. 3.799% 4/6/2071	545	405
	United Airlines, Inc. 4.375% 4/15/20266	975	905
	United Airlines, Inc. 4.625% 4/15/20296	2,225	1,941
	United Rentals, Inc. 3.875% 2/15/2031	2,050	1,723
	United Technologies Corp. 3.65% 8/16/2023	52	52
	United Technologies Corp. 3.95% 8/16/2025	3,155	3,085
	United Technologies Corp. 4.125% 11/16/2028	1,075	1,031
	Vertical U.S. Newco, Inc. 5.25% 7/15/20276	2,000	1,779
			130,519

Materials	Alcoa Nederland Holding BV 4.125% 3/31/20296	1,175	1,044
0.40%	Allegheny Technologies, Inc. 4.875% 10/1/2029	710	628
	Allegheny Technologies, Inc. 5.125% 10/1/2031	1,110	983
	Anglo American Capital PLC 2.25% 3/17/20286	484	408
	Anglo American Capital PLC 2.625% 9/10/20306	2,500	2,037
	Anglo American Capital PLC 3.95% 9/10/20506	1,281	942
	Arconic Rolled Products Corp. 6.125% 2/15/20286	750	705
	Avient Corp. 7.125% 8/1/20306	855	837
	Ball Corp. 6.875% 3/15/2028	1,415	1,455
	Ball Corp. 3.125% 9/15/2031	3,520	2,832
	CAN-PACK SA 3.875% 11/15/20296	935	738
	Celanese US Holdings, LLC 6.165% 7/15/2027	3,500	3,458
	Chevron Phillips Chemical Co., LLC 3.30% 5/1/20236	595	591
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	9,000	8,613
	Cleveland-Cliffs, Inc. 4.625% 3/1/20296	1,825	1,622
	Cleveland-Cliffs, Inc. 4.875% 3/1/20316	1,351	1,195
	CVR Partners, LP 6.125% 6/15/20286	745	669
	Dow Chemical Co. 3.60% 11/15/2050	1,328	955
	First Quantum Minerals, Ltd. 6.50% 3/1/20246	2,204	2,159
	First Quantum Minerals, Ltd. 7.50% 4/1/20256	11,350	11,071
	First Quantum Minerals, Ltd. 6.875% 3/1/20266	3,625	3,438
	First Quantum Minerals, Ltd. 6.875% 10/15/20276	4,240	3,987
	FXI Holdings, Inc. 7.875% 11/1/20246	2,321	1,933
	FXI Holdings, Inc. 12.25% 11/15/20266	4,492	3,726
	Glencore Funding, LLC 4.125% 3/12/20246	945	930
	International Flavors & Fragrances, Inc. 1.832% 10/15/20276	5,400	4,541
	Kaiser Aluminum Corp. 4.625% 3/1/20286	2,495	2,181

American Funds Insurance Series    149

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	LSB Industries, Inc. 6.25% 10/15/20286	USD860	$ 788
(continued)	LYB International Finance III, LLC 2.25% 10/1/2030	1,198	953
	LYB International Finance III, LLC 3.625% 4/1/2051	2,537	1,708
	LYB International Finance III, LLC 3.80% 10/1/2060	1,186	774
	Methanex Corp. 5.125% 10/15/2027	6,300	5,854
	Mineral Resources, Ltd. 8.50% 5/1/20306	1,525	1,548
	Mosaic Co. 4.05% 11/15/2027	1,050	991
	Nova Chemicals Corp. 4.25% 5/15/20296	1,875	1,536
	Novelis Corp. 3.875% 8/15/20316	1,115	912
	Praxair, Inc. 1.10% 8/10/2030	2,938	2,258
	SCIH Salt Holdings, Inc. 4.875% 5/1/20286	3,485	2,997
	SCIH Salt Holdings, Inc. 6.625% 5/1/20296	1,230	992
	Sherwin-Williams Company 3.125% 6/1/2024	275	267
	Sherwin-Williams Company 3.80% 8/15/2049	5,208	3,891
	South32 Treasury, Ltd. 4.35% 4/14/20326	1,527	1,311
	SPCM SA 3.375% 3/15/20306	600	484
	Venator Finance SARL 9.50% 7/1/20256	1,825	1,323
	Venator Finance SARL 5.75% 7/15/20256	5,845	2,005
	Warrior Met Coal, Inc. 7.875% 12/1/20286	3,400	3,356
	Westlake Chemical Corp. 4.375% 11/15/2047	500	378

			98,004

Utilities	Ameren Corp. 2.50% 9/15/2024	969	927
0.31%	Calpine Corp. 3.75% 3/1/20316	1,975	1,593
	Commonwealth Edison Co. 4.35% 11/15/2045	1,085	931
	Commonwealth Edison Co. 3.85% 3/15/2052	2,600	2,083
	Dominion Resources, Inc., junior subordinated, 3.071% 8/15/202413	920	887
	Duke Energy Carolinas, LLC 3.95% 11/15/2028	1,250	1,202
	Duke Energy Corp. 4.50% 8/15/2032	2,000	1,879
	Duke Energy Corp. 3.50% 6/15/2051	2,000	1,398
	Duke Energy Florida, LLC 3.20% 1/15/2027	1,445	1,366
	Duke Energy Indiana, Inc. 3.25% 10/1/2049	1,225	856
	Duke Energy Progress, LLC 3.70% 10/15/2046	457	348
	Duke Energy Progress, LLC 2.50% 8/15/2050	202	122
	Duke Energy Progress, LLC 2.90% 8/15/2051	91	60
	Edison International 3.55% 11/15/2024	2,200	2,125
	EDP Finance BV 3.625% 7/15/20246	4,100	3,959
	Electricité de France SA 4.75% 10/13/20356	1,250	1,057
	Electricité de France SA 4.875% 9/21/20386	2,750	2,246
	Electricité de France SA 5.60% 1/27/2040	525	481
	Emera US Finance, LP 3.55% 6/15/2026	320	300
	Enersis Américas SA 4.00% 10/25/2026	245	233
	Entergy Corp. 2.80% 6/15/2030	3,325	2,816
	Eversource Energy 3.80% 12/1/2023	2,730	2,700
	FirstEnergy Corp. 3.40% 3/1/2050	2,250	1,489
	FirstEnergy Transmission, LLC 2.866% 9/15/20286	675	590
	NRG Energy, Inc. 3.625% 2/15/20316	1,875	1,429
	Pacific Gas and Electric Co. 2.10% 8/1/2027	125	107
	Pacific Gas and Electric Co. 2.50% 2/1/2031	2,941	2,289
	Pacific Gas and Electric Co. 3.30% 8/1/2040	100	68
	Pacific Gas and Electric Co. 3.50% 8/1/2050	1,250	781
	PacifiCorp, First Mortgage Bonds, 4.125% 1/15/2049	4,000	3,293
	PG&E Corp. 5.00% 7/1/2028	3,750	3,429
	PG&E Corp. 5.25% 7/1/2030	3,400	3,099
	Public Service Electric and Gas Co. 3.60% 12/1/2047	548	419
	Public Service Electric and Gas Co. 3.15% 1/1/2050	2,451	1,727
	Southern California Edison Co. 2.85% 8/1/2029	4,450	3,877
	Southern California Edison Co. 6.00% 1/15/2034	2,500	2,620
	Southern California Edison Co. 5.75% 4/1/2035	675	675

150    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Southern California Edison Co. 5.35% 7/15/2035	USD3,000	$ 2,915
(continued)	Southern California Edison Co. 4.00% 4/1/2047	264	208
	Talen Energy Corp. 7.25% 5/15/20276	8,334	8,664
	Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 7.821% 7/8/20269,14	2,815	2,861
	Talen Energy Supply, LLC 7.625% 6/1/20286	1,180	1,232
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/20296	1,030	903
	Virginia Electric and Power Co. 2.40% 3/30/2032	2,575	2,088
	Xcel Energy, Inc. 2.60% 12/1/2029	1,950	1,669

			76,001

Real estate	Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	315	305
0.28%	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,220	1,148
	Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,940	1,654
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,320	1,155
	Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,095	3,056
	Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	410	349
	American Tower Corp. 1.45% 9/15/2026	2,369	2,070
	American Tower Corp. 3.55% 7/15/2027	1,425	1,322
	American Tower Corp. 3.60% 1/15/2028	1,000	921
	American Tower Corp. 1.50% 1/31/2028	2,500	2,073
	American Tower Corp. 2.30% 9/15/2031	1,500	1,170
	American Tower Corp. 2.95% 1/15/2051	2,000	1,247
	Anywhere Real Estate Group, LLC 5.75% 1/15/20296	2,260	1,712
	Essex Portfolio, LP 3.875% 5/1/2024	1,000	980
	Essex Portfolio, LP 3.50% 4/1/2025	6,825	6,587
	Extra Space Storage, Inc. 2.35% 3/15/2032	1,385	1,051
	GLP Capital, LP 3.35% 9/1/2024	1,263	1,212
	Hospitality Properties Trust 4.35% 10/1/2024	560	510
	Host Hotels & Resorts, LP 4.50% 2/1/2026	355	341
	Howard Hughes Corp. 5.375% 8/1/20286	1,450	1,309
	Howard Hughes Corp. 4.125% 2/1/20296	1,860	1,560
	Howard Hughes Corp. 4.375% 2/1/20316	2,690	2,180
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,401	1,780
	Iron Mountain, Inc. 5.25% 7/15/20306	3,785	3,298
	Iron Mountain, Inc. 4.50% 2/15/20316	2,650	2,184
	Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029	2,645	2,100
	Kennedy-Wilson Holdings, Inc. 4.75% 2/1/2030	1,940	1,482
	Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031	2,260	1,704
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/20276	3,757	3,163
	Park Intermediate Holdings, LLC 4.875% 5/15/20296	2,280	1,933
	Public Storage 1.85% 5/1/2028	2,490	2,140
	Public Storage 1.95% 11/9/2028	2,027	1,733
	Public Storage 2.30% 5/1/2031	719	585
	RHP Hotel Properties, LP 4.50% 2/15/20296	1,300	1,123
	RLJ Lodging Trust, LP 4.00% 9/15/20296	1,240	1,007
	Scentre Group 3.50% 2/12/20256	3,075	2,945
	Scentre Group 3.25% 10/28/20256	1,000	939
	Scentre Group 3.75% 3/23/20276	2,430	2,241
	Sun Communities Operating, LP 2.30% 11/1/2028	1,845	1,540
	Sun Communities Operating, LP 2.70% 7/15/2031	876	694
	UDR, Inc. 2.95% 9/1/2026	760	699
	VICI Properties, LP 3.875% 2/15/20296	1,367	1,200
	VICI Properties, LP 4.625% 12/1/20296	532	485
	VICI Properties, LP 4.125% 8/15/20306	971	851
			69,738

American Funds Insurance Series    151

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	Adobe, Inc. 1.90% 2/1/2025	USD366	$ 346
technology	Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 6.871% 6/13/20249,14	225	200
0.27%	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 10.621% 6/13/20259,14	4,150	3,121
	Analog Devices, Inc. 1.70% 10/1/2028	1,286	1,092
	Analog Devices, Inc. 2.10% 10/1/2031	1,212	982
	Analog Devices, Inc. 2.80% 10/1/2041	2,961	2,179
	Analog Devices, Inc. 2.95% 10/1/2051	1,955	1,327
	Apple, Inc. 3.00% 2/9/2024	625	613
	Apple, Inc. 3.35% 2/9/2027	40	38
	Apple, Inc. 1.20% 2/8/2028	5,000	4,245
	Apple, Inc. 3.95% 8/8/2052	3,500	2,994
	Block, Inc. 3.50% 6/1/2031	2,325	1,858
	Booz Allen Hamilton, Inc. 4.00% 7/1/20296	1,000	882
	Broadcom, Inc. 1.95% 2/15/20286	1,407	1,191
	Broadcom, Inc. 2.60% 2/15/20336	2,524	1,901
	Broadcom, Inc. 3.469% 4/15/20346	1,771	1,418
	CommScope Finance, LLC 6.00% 3/1/20266	1,600	1,480
	Diebold Nixdorf, Inc. 9.375% 7/15/20256	10,434	7,462
	Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/20263,6,16	6,909	4,162
	Diebold Nixdorf, Inc., Term Loan, (USD-SOFR + 5.25%) 6.75% 7/15/20253,9,14	4,731	3,186
	Fidelity National Information Services, Inc. 3.10% 3/1/2041	302	209
	Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 4.00% 6/13/20249,14	EUR1,343	1,243
	Fiserv, Inc. 3.50% 7/1/2029	USD471	425
	Fiserv, Inc. 2.65% 6/1/2030	3,605	3,039
	Gartner, Inc. 4.50% 7/1/20286	650	607
	Intuit, Inc. 0.95% 7/15/2025	1,530	1,394
	Intuit, Inc. 1.35% 7/15/2027	1,395	1,209
	Intuit, Inc. 1.65% 7/15/2030	1,845	1,484
	Mastercard, Inc. 2.00% 11/18/2031	3,874	3,120
	Microsoft Corp. 2.921% 3/17/2052	4,814	3,431
	NCR Corp. 5.125% 4/15/20296	1,650	1,383
	PayPal Holdings, Inc. 2.65% 10/1/2026	662	612
	PayPal Holdings, Inc. 2.30% 6/1/2030	616	507
	Sabre GLBL, Inc. 7.375% 9/1/20256	946	911
	Sabre GLBL, Inc. 11.25% 12/15/20276	1,157	1,192
	Sabre Holdings Corp. 9.25% 4/15/20256	3,122	3,115
	Synaptics, Inc. 4.00% 6/15/20296	875	738
	Unisys Corp. 6.875% 11/1/20276	725	558
	VeriSign, Inc. 2.70% 6/15/2031	625	511
	Veritas US, Inc. 7.50% 9/1/20256	835	577
	Viavi Solutions, Inc. 3.75% 10/1/20296	725	611
			67,553

Consumer staples	7-Eleven, Inc. 0.80% 2/10/20246	1,700	1,618
0.23%	7-Eleven, Inc. 0.95% 2/10/20266	825	723
	7-Eleven, Inc. 1.30% 2/10/20286	2,500	2,076
	Albertsons Companies, Inc. 3.50% 3/15/20296	1,230	1,035
	Altria Group, Inc. 3.40% 2/4/2041	1,500	1,000
	Altria Group, Inc. 3.70% 2/4/2051	1,395	879
	Anheuser-Busch InBev NV 4.00% 4/13/2028	845	806
	Anheuser-Busch InBev NV 4.35% 6/1/2040	2,500	2,208
	Anheuser-Busch InBev NV 4.60% 4/15/2048	1,500	1,311
	British American Tobacco PLC 3.222% 8/15/2024	2,826	2,723
	British American Tobacco PLC 3.215% 9/6/2026	3,323	3,070
	British American Tobacco PLC 4.54% 8/15/2047	940	668
	Central Garden & Pet Co. 4.125% 4/30/20316	1,395	1,157
	Coca-Cola Company 1.00% 3/15/2028	940	787
	Conagra Brands, Inc. 1.375% 11/1/2027	4,615	3,852
	Constellation Brands, Inc. 3.60% 2/15/2028	625	580

152    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples	Constellation Brands, Inc. 2.25% 8/1/2031	USD1,487	$1,185
(continued)	Coty, Inc. 4.75% 1/15/20296	1,680	1,523
	Imperial Tobacco Finance PLC 6.125% 7/27/20276	845	842
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/20266	2,990	2,590
	Lamb Weston Holdings, Inc. 4.125% 1/31/20306	2,210	1,955
	PepsiCo, Inc. 2.625% 10/21/2041	5,000	3,721
	PepsiCo, Inc. 3.625% 3/19/2050	777	639
	PepsiCo, Inc. 2.75% 10/21/2051	1,723	1,200
	Philip Morris International, Inc. 2.875% 5/1/2024	788	765
	Philip Morris International, Inc. 3.25% 11/10/2024	2,000	1,936
	Philip Morris International, Inc. 0.875% 5/1/2026	2,990	2,630
	Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,101
	Philip Morris International, Inc. 3.375% 8/15/2029	788	711
	Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,507
	Philip Morris International, Inc. 1.75% 11/1/2030	2,956	2,322
	Philip Morris International, Inc. 5.75% 11/17/2032	938	959
	Post Holdings, Inc. 4.625% 4/15/20306	2,886	2,496
	Prestige Brands International, Inc. 3.75% 4/1/20316	1,115	921
	Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,737
	Simmons Foods, Inc. 4.625% 3/1/20296	560	457
			57,690
	Total corporate bonds, notes & loans
			1,396,142
Asset-backed obligations 1.68%

	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/20266,8	1,050	1,005
	Allegro CLO, Ltd., Series 2016-1A, Class AR2,
	(3-month USD-LIBOR + 0.95%) 5.029% 1/15/20306,8,9	2,205	2,182
	Allegro CLO, Ltd., Series 2017-1A, Class AR,
	(3-month USD-LIBOR + 0.95%) 5.029% 10/16/20306,8,9	1,639	1,612
	American Express Credit Account Master Trust, Series 2018-9, Class A,
	(1-month USD-LIBOR + 0.38%) 4.698% 4/15/20268,9	9,000	8,995
	Ares CLO, Ltd., Series 2017-42A, Class AR,
	(3-month USD-LIBOR + 0.92%) 5.245% 1/22/20286,8,9	2,566	2,538
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2017-2A, Class A,
	2.97% 3/20/20246,8	960	957
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A,
	3.70% 9/20/20246,8	1,114	1,103
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A,
	4.00% 3/20/20256,8	3,100	3,049
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A,
	2.02% 2/20/20276,8	539	489
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B,
	2.96% 2/20/20276,8	138	124
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A,
	1.38% 8/20/20276,8	11,617	10,133
	BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/20288	6,633	6,706
	Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR,
	(3-month USD-LIBOR + 1.00%) 5.675% 11/20/20306,8,9	3,660	3,614
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A,
	1.42% 11/17/20336,8	531	494
	Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/20376,8	4,807	4,092
	Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/20416,8	665	582
	Cent CLO, Ltd., Series 2014-21A, Class AR,
	(3-month USD-LIBOR + 0.97%) 5.328% 7/27/20306,8,9	5,164	5,089
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/20606,8	5,191	4,639
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/20606,8	1,746	1,444
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/20616,8	6,093	5,277
	Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5,
	(1-month USD-LIBOR + 0.62%) 4.981% 4/22/20268,9	4,960	4,963

American Funds Insurance Series    153

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/20456,8	USD1,446	$ 1,245
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/20456,8	5,382	4,669
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/20456,8	1,170	1,017
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/20466,8	1,607	1,373
Discover Card Execution Note Trust, Series 2018-A6, Class A6,
(1-month USD-LIBOR + 0.39%) 4.708% 3/15/20268,9	11,400	11,397
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 3/16/20268	256	256
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/20266,8	6,318	6,335
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R,
(3-month USD-LIBOR + 0.98%) 5.059% 4/15/20286,8,9	5,181	5,131
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/20456,8	351	297
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/20286,8	6,513	6,341
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/20296,8	3,263	3,192
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/20296,8	5,092	5,109
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/20258	1,100	1,101
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/20376,8	5,999	5,320
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/20266,8	3,272	3,292
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/20306,8	4,825	4,760
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/20306,8	6,000	5,885
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/20316,8	9,605	9,181
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/20316,8	8,861	8,318
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/20456,8	685	604
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/20456,8	275	245
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/20396,8	2,443	2,294
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/20406,8	10,273	9,116
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/20406,8	12,830	11,408
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/20416,8	4,021	3,468
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/20416,8	5,992	5,201
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/20416,8	474	402
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/20233,6,8	5,930	5,689
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/20256,8	8,452	7,816
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/20256,8	634	581
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/20256,8	405	365
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/20266,8	8,390	8,026
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/20276,8	5,565	4,853
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/20276,8	685	588
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/20276,8	429	355
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/20286,8	4,900	4,305
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/20286,8	8,750	8,096
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3,
(3-month USD-LIBOR + 1.00%) 5.079% 4/15/20296,8,9	1,090	1,087
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2,
(3-month USD-LIBOR + 1.00%) 5.278% 7/21/20306,8,9	5,497	5,411
Marathon CLO, Ltd., Series 2017-9A, Class A1AR,
(3-month USD-LIBOR + 1.15%) 5.229% 4/15/20296,8,9	2,311	2,288
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A,
1.54% 3/20/20266,8	4,700	4,486
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/20266,8	1,900	1,840
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/20276,8	2,531	2,473
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/20696,8	5,085	4,327
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/20706,8	5,969	5,062
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/20466,8	6,343	5,341
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/20626,8	10,468	9,303
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/20626,8	5,889	5,217
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/20626,8	10,010	8,901
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1,
1.91% 10/20/20616,8	23,051	19,520
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R,
(3-month USD-LIBOR + 0.97%) 5.328% 7/25/20306,8,9	1,752	1,733
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1,
(3-month USD-LIBOR + 1.00%) 5.757% 11/25/20286,8,9	1,415	1,405

154    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

Palmer Square Loan Funding, CLO, Series 2021-1, Class A1,
(3-month USD-LIBOR + 0.90%) 5.143% 4/20/20296,8,9	USD437	$433
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1,
(3-month USD-LIBOR + 0.80%) 4.879% 10/15/20296,8,9	8,431	8,324
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2,
(3-month USD-LIBOR + 1.40%) 5.479% 10/15/20296,8,9	5,378	5,207
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1,
(3-month USD CME Term SOFR + 1.56%) 4.084% 1/15/20316,8,9	5,871	5,838
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/20368	2,725	2,534
PPM CLO, Ltd., Series 2022-6, Class A,
(3-month USD CME Term SOFR + 2.45%) 2.45% 1/20/20316,8,9	9,947	9,947
Race Point CLO, Ltd., Series 2015-9A, Class A1A2,
(3-month USD-LIBOR + 0.94%) 5.019% 10/15/20306,8,9	4,634	4,571
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/20258	4,359	4,337
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/20258	646	643
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/20268	1,987	1,991
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/20268	4,101	4,027
SMB Private Education Loan Trust, Series 2021-A, Class A2A2,
(1-month USD-LIBOR + 0.73%) 5.048% 1/15/20536,8,9	6,531	6,256
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/20466,8	3,451	2,775
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/20466,8	4,820	4,182
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/20416,8	4,782	4,039
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/20336,8	2,480	2,209
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/20336,8	2,048	1,770
Stratus Static CLO, Ltd., Series 2022-3, Class A,
(3-month USD CME Term SOFR + 2.15%) 6.678% 10/20/20316,8,9	7,500	7,500
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/20756,8	3,286	2,989
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/20456,8	1,820	1,599
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/20456,8	801	699
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/20466,8	924	778
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/20466,8	2,661	2,267
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/20316,8	3,250	3,134
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/20336,8	889	814
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/20346,8,9	7,257	6,439
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/20456,8	10,345	8,870
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/20466,8	1,823	1,523
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/20256,8	6,521	6,506
		417,313
Bonds & notes of governments & government agencies outside the U.S. 0.17%

CPPIB Capital, Inc. 2.75% 11/2/20276	6,600	6,096
European Investment Bank 0.75% 10/26/2026	6,194	5,433
OMERS Finance Trust 3.50% 4/19/20326	4,315	3,905
OMERS Finance Trust 4.00% 4/19/20526	4,315	3,459
Panama (Republic of) 3.298% 1/19/2033	4,365	3,545
Panama (Republic of) 4.50% 1/19/2063	1,035	733
Peru (Republic of) 1.862% 12/1/2032	2,525	1,848
Peru (Republic of) 2.78% 12/1/2060	3,775	2,214
Qatar (State of) 3.375% 3/14/20246	2,315	2,271
Qatar (State of) 4.00% 3/14/20296	745	733
Qatar (State of) 4.817% 3/14/20496	750	731
Swedish Export Credit Corp. 3.625% 9/3/2024	5,089	4,993
United Mexican States 2.659% 5/24/2031	2,703	2,187
United Mexican States 4.875% 5/19/2033	1,790	1,647
United Mexican States 3.771% 5/24/2061	1,528	971

		40,766

American Funds Insurance Series    155

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Municipals 0.14%

California	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
0.02%	Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	USD1,200	$1,079
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	1,660	1,454
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	495	398
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,170	869
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	2,470	2,288

			6,088

Connecticut	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1,
0.00%	4.00% 11/15/2044	5	5
	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1,
	4.00% 11/15/2044	10	10

			15

Florida	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	5,335	4,649
0.04%	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	5,365	4,399

			9,048

Guam	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A,
0.00%	3.839% 10/1/2036	240	196
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A,
	4.46% 10/1/2043	315	246

			442

Illinois	G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured,
0.01%	5.10% 6/1/2033	4,125	3,952

Maryland	Community Dev. Administration, Dept. of Housing and Community Dev., Residential
0.00%	Rev. Ref. Bonds, Series 2014-E, 2.857% 9/1/2040	10	10

Minnesota	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 7/1/2038	30	30
0.00%

New York	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),
0.03%	Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	2,865	2,556
	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),
	Series 2021-C, 1.748% 3/15/2028	4,745	4,036

			6,592

Ohio	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds
0.02%	(VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,110	4,314

South Carolina	Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 7/1/2041	10	10
0.00%

156    American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)					Principal amount	Value
					(000)	(000)

Municipals (continued)

South Dakota	Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F,
0.00%	4.00% 5/1/2034				USD5	$5

Tennessee	Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT,
0.00%	4.00% 7/1/2043				5	5

Wisconsin	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022,
0.02%	4.95% 3/1/2034				5,865	5,213
	Total municipals
						35,724
	Total bonds, notes & other debt instruments (cost: $5,829,150,000)
						5,385,913
Short-term securities 6.82%					Shares

Money market investments 6.61%

	Capital Group Central Cash Fund 4.31%7,17				16,398,802	1,639,716

Money market investments purchased with collateral from securities on loan 0.21%

	Goldman Sachs Financial Square Government Fund, Institutional Shares 4.15%17,18				20,644,758	20,645
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 4.22%17,18				17,940,546	17,940
	Capital Group Central Cash Fund 4.31%7,17,18				126,229	12,622
						51,207
	Total short-term securities (cost: $1,690,721,000)
						1,690,923
	Total investment securities 102.09% (cost: $21,116,750,000)
						25,318,386
	Other assets less liabilities (2.09)%					(517,812)
	Net assets 100.00%
						$24,800,574
Futures contracts

						Value and
						unrealized
						appreciation
					Notional	(depreciation)
			Number of		amount	at 12/31/2022
Contracts		Type	contracts	Expiration	(000)	(000)

2 Year U.S. Treasury Note Futures		Long	543	March 2023	USD111,357	$139
5 Year U.S. Treasury Note Futures		Long	2,120	March 2023	228,811	(257)
10 Year U.S. Treasury Note Futures		Long	1,324	March 2023	148,681	(1,571)
10 Year Ultra U.S. Treasury Note Futures		Short	3,101	March 2023	(366,790)	2,180
20 Year U.S. Treasury Bond Futures		Long	960	March 2023	120,330	(1,534)
30 Year Ultra U.S. Treasury Bond Futures		Long	53	March 2023	7,119	(123)

						$(1,166)

American Funds Insurance Series    157

Asset Allocation Fund (continued)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

						Upfront	Unrealized
				Notional	Value at	premium	depreciation
Reference	Financing	Payment	Expiration	amount	12/31/2022	received	at 12/31/2022
index	rate paid	frequency	date	(000)	(000)	(000)	(000)

CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD238,057	$(1,903)	$(280)	$(1,623)

Investments in affiliates7

	Value of			Net	Net
					unrealized	Value of
	affiliates at			realized	appreciation	affiliates at	Dividend
	1/1/2022	Additions	Reductions	loss	(depreciation)	12/31/2022	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Common stocks 0.00%
Health care 0.00%
NuCana PLC (ADR)19	$7,086	$—	$2,674	$(14,288)	$9,876	$—	$—
Investment funds 5.51%
Capital Group Central Corporate Bond Fund	1,617,261	83,203	40,000	(10,186)	(283,156)	1,367,122	43,890
Short-term securities 6.66%
Money market investments 6.61%
Capital Group Central Cash Fund 4.31%17	1,417,334	4,300,144	4,077,429	(250)	(83)	1,639,716	36,585
Money market investments purchased with collateral
from securities on loan 0.05%
Capital Group Central Cash Fund 4.31%17,18	8,492	4,13020				12,622	—21
Total short-term securities						1,652,338
Total 12.17%
				$(24,724)	$(273,363)	$3,019,460	$80,475

Restricted securities4

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

Carbon Health Technologies, Inc., convertible preferred shares,
1.00% 7/9/2024 3	7/9/2021	$50,000	$63,388.26%
Rotech Healthcare, Inc.1,3	8/22/2014	6,949	19,703.08
Total
		$56,949	$83,091.34%

158    American Funds Insurance Series

Asset Allocation Fund (continued)

1Security did not produce income during the last 12 months.

2All or a portion of this security was on loan. The total value of all such securities was $67,688,000, which represented .27% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3Value determined using significant unobservable inputs.

4Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $83,091,000, which represented .33% of the net assets of the fund.

5Amount less than one thousand.

6Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,155,580,000, which represented 4.66% of the net assets of the fund.

7Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

8Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

9Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

10Purchased on a TBA basis.

11All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,779,000, which represented .04% of the net assets of the fund.

12Index-linked bond whose principal amount moves with a government price index.

13Step bond; coupon rate may change at a later date.

14Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $8,799,000, which represented .04% of the net assets of the fund.

15Scheduled interest and/or principal payment was not received.

16Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

17Rate represents the seven-day yield at 12/31/2022.

18Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

19Affiliated issuer during the reporting period but no longer held at 12/31/2022.

20Represents net activity. Refer to Note 5 for more information on securities lending.

21Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations
ADR = American Depositary Receipts	EURIBOR = Euro Interbank Offered Rate
Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	Fncg. = Financing
Assn. = Association	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	PIK = Payment In Kind
CLO = Collateralized Loan Obligations	Ref. = Refunding
CME = CME Group	REIT = Real Estate Investment Trust
CMO = Collateralized Mortgage Obligations	Rev. = Revenue
DAC = Designated Activity Company	SOFR = Secured Overnight Financing Rate
Dept. = Department	TBA = To be announced
Dev. = Development	USD = U.S. dollars
EUR = Euros
Refer to the notes to financial statements.

American Funds Insurance Series    159

American Funds Global Balanced Fund

(formerly Global Balanced Fund) Investment portfolio December 31, 2022

Common stocks 58.58%			Value
		Shares	(000)

Financials	Zurich Insurance Group AG	10,777	$ 5,150
10.64%	B3 SA-Brasil, Bolsa, Balcao	2,047,634	5,123
	HDFC Bank, Ltd. (ADR)	25,988	1,778
	HDFC Bank, Ltd.	79,465	1,564
	DNB Bank ASA	156,181	3,092
	AIA Group, Ltd.	195,894	2,158
	Toronto-Dominion Bank (CAD denominated)	32,954	2,134
	PNC Financial Services Group, Inc.	11,839	1,870
	Kotak Mahindra Bank, Ltd.	78,279	1,722
	DBS Group Holdings, Ltd.	55,100	1,395
	Citigroup, Inc.	30,627	1,385
	BlackRock, Inc.	1,886	1,337
	ING Groep NV	98,239	1,199
	United Overseas Bank, Ltd.	47,600	1,092
	BNP Paribas SA	12,920	735
	Nasdaq, Inc.	11,966	734
	JPMorgan Chase & Co.	5,371	720
	KBC Groep NV	11,130	715
	Münchener Rückversicherungs-Gesellschaft AG	1,931	628
	Aegon NV	122,629	622
	Bank Central Asia Tbk PT	1,108,100	608
	Tryg A/S	24,243	575
	Banco Santander, SA	176,586	529
	Ping An Insurance (Group) Company of China, Ltd., Class H	66,500	439
	Ping An Insurance (Group) Company of China, Ltd., Class A	11,400	77
	FinecoBank SpA	26,543	442
	Great-West Lifeco, Inc.	17,334	401
	CME Group, Inc., Class A	2,292	385
	Fairfax Financial Holdings, Ltd., subordinate voting shares	506	300
	Allfunds Group PLC	18,078	126
	Lufax Holding, Ltd. (ADR)	47,602	92

			39,127

Industrials	Raytheon Technologies Corp.	71,227	7,188
8.37%	General Electric Co.	39,535	3,313
	BAE Systems PLC	264,063	2,729
	Thales SA	20,022	2,560
	General Dynamics Corp.	8,468	2,101
	Carrier Global Corp.	49,012	2,022
	L3Harris Technologies, Inc.	9,073	1,889
	Siemens AG	13,373	1,856
	Honeywell International, Inc.	6,585	1,411
	RELX PLC	46,732	1,295
	CSX Corp.	38,467	1,192
	LIXIL Corp.	54,500	831
	Deutsche Post AG	17,657	665
	Safran SA	4,525	565
	Trelleborg AB, Class B	11,334	262
	Brenntag SE	3,756	240
	Melrose Industries PLC	141,781	230
	Airbus SE, non-registered shares	1,805	215
	NIBE Industrier AB, Class B	21,550	201

			30,765

Health care	Abbott Laboratories	57,298	6,291
7.78%	Gilead Sciences, Inc.	30,992	2,661
	Novartis AG	28,897	2,617
	Siemens Healthineers AG	51,525	2,578
	UnitedHealth Group, Inc.	4,540	2,407

160    American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Common stocks (continued)			Value
		Shares	(000)

Health care	Thermo Fisher Scientific, Inc.	3,354	$ 1,847
(continued)	AstraZeneca PLC	12,615	1,712
	Merck KGaA	8,165	1,581
	AbbVie, Inc.	8,136	1,315
	Stryker Corp.	3,999	978
	Amgen, Inc.	3,365	884
	Medtronic PLC	11,261	875
	Eurofins Scientific SE, non-registered shares	11,316	815
	BioMarin Pharmaceutical, Inc.1	6,615	685
	Humana, Inc.	1,166	597
	Bayer AG	10,117	522
	Takeda Pharmaceutical Company, Ltd.	8,400	262

			28,627

Information	Broadcom, Inc.	16,303	9,115
technology	Microsoft Corp.	31,123	7,464
6.47%	Micron Technology, Inc.	44,625	2,230
	Taiwan Semiconductor Manufacturing Company, Ltd.	97,000	1,414
	GlobalWafers Co., Ltd.	86,000	1,195
	ServiceNow, Inc.1	2,184	848
	Accenture PLC, Class A	3,024	807
	Apple, Inc.	3,194	415
	Applied Materials, Inc.	2,383	232
	Texas Instruments, Inc.	380	63

			23,783

Consumer staples	Nestlé SA	35,802	4,135
5.34%	Philip Morris International, Inc.	36,010	3,645
	ITC, Ltd.	833,272	3,340
	Imperial Brands PLC	95,936	2,397
	Seven & i Holdings Co., Ltd.	39,200	1,677
	Pernod Ricard SA	5,580	1,097
	British American Tobacco PLC	27,475	1,090
	Heineken NV	7,506	705
	Altria Group, Inc.	14,317	654
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	104,700	465
	Treasury Wine Estates, Ltd.	27,708	256
	Kweichow Moutai Co., Ltd., Class A	721	178

			19,639

Utilities	DTE Energy Company	29,637	3,483
4.80%	Power Grid Corporation of India, Ltd.	1,007,658	2,594
	NextEra Energy, Inc.	28,214	2,359
	Duke Energy Corp.	16,849	1,735
	E.ON SE	157,688	1,574
	Entergy Corp.	10,025	1,128
	Iberdrola, SA, non-registered shares	77,458	906
	ENN Energy Holdings, Ltd.	64,000	893
	Dominion Energy, Inc.	14,276	875
	National Grid PLC	65,238	784
	Enel SpA	122,240	657
	SembCorp Industries, Ltd.	187,100	471
	Public Service Enterprise Group, Inc.	3,391	208

			17,667

American Funds Insurance Series    161

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Common stocks (continued)			Value
		Shares	(000)

Materials	Freeport-McMoRan, Inc.	87,143	$ 3,311
4.33%	Linde PLC	6,504	2,122
	BHP Group, Ltd. (CDI)	62,248	1,919
	Evonik Industries AG	96,394	1,851
	Fortescue Metals Group, Ltd.	126,401	1,762
	Rio Tinto PLC	20,187	1,417
	Shin-Etsu Chemical Co., Ltd.	11,000	1,340
	Vale SA (ADR), ordinary nominative shares	64,102	1,088
	UPM-Kymmene OYJ	15,079	565
	International Flavors & Fragrances, Inc.	2,739	287
	Air Liquide SA, non-registered shares	1,874	267

			15,929

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	125,963	6,995
4.02%	Neste OYJ	40,724	1,881
	Shell PLC (GBP denominated)	54,477	1,548
	Chevron Corp.	8,045	1,444
	BP PLC	184,567	1,073
	DT Midstream, Inc.	10,284	568
	Baker Hughes Co., Class A	17,643	521
	TC Energy Corp. (CAD denominated)	12,080	482
	Woodside Energy Group, Ltd. (CDI)	10,942	264

			14,776

Communication	Alphabet, Inc., Class A1	19,243	1,698
services	Alphabet, Inc., Class C1	7,907	701
3.14%	Netflix, Inc.1	8,029	2,368
	Singapore Telecommunications, Ltd.	782,600	1,502
	Comcast Corp., Class A	30,643	1,072
	BCE, Inc.	22,635	995
	Omnicom Group, Inc.	10,624	867
	Universal Music Group NV	31,035	749
	SoftBank Corp.	54,400	615
	Meta Platforms, Inc., Class A1	4,089	492
	Electronic Arts, Inc.	4,021	491

			11,550

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	2,423	1,760
discretionary	Cie. Financière Richemont SA, Class A	8,551	1,107
2.27%	Ferrari NV	3,990	855
	Ferrari NV (EUR denominated)	1,039	222
	General Motors Company	27,725	933
	Tesla, Inc.1	7,350	905
	InterContinental Hotels Group PLC	12,297	708
	Starbucks Corp.	4,596	456
	Royal Caribbean Cruises, Ltd.1	8,302	410
	Astra International Tbk PT	1,050,300	383
	Aptiv PLC1	2,518	234
	D.R. Horton, Inc.	2,232	199
	Airbnb, Inc., Class A1	1,851	158
	JD.com, Inc., Class A	1,200	34

			8,364

162    American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Common stocks (continued)			Value
		Shares	(000)

Real estate	Embassy Office Parks REIT	342,621	$ 1,390
1.42%	Equinix, Inc. REIT	2,059	1,349
	CTP NV	104,148	1,226
	Digital Realty Trust, Inc. REIT	4,683	470
	Crown Castle, Inc. REIT	3,025	410
	Americold Realty Trust, Inc. REIT	12,798	362

			5,207
	Total common stocks (cost: $194,190,000)
			215,434
Preferred securities 0.40%

Financials	Fannie Mae, Series S, 8.25% noncumulative preferred shares1	223,000	522
0.25%	Federal Home Loan Mortgage Corp., Series Z,
	8.375% noncumulative preferred shares1	192,000	389
			911

Consumer	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares1	5,497	558
discretionary	Total preferred securities (cost: $1,986,000)
			1,469
0.15%

Convertible stocks 0.34%

Utilities	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	16,500	828
0.23%

Health care	Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 4/15/2023	300	407
0.11%	Total convertible stocks (cost: $1,214,000)
			1,235

Investment funds 1.50%

	Capital Group Central Corporate Bond Fund2	678,772	5,532
	Total investment funds (cost: $5,481,000)		5,532
Bonds, notes & other debt instruments 34.19%		Principal amount

		(000)

Bonds & notes of governments & government agencies outside the U.S. 13.26%

	Abu Dhabi (Emirate of) 0.75% 9/2/20233	USD275	267
	Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	83
	Asian Development Bank 1.125% 6/10/2025	GBP100	112
	Australia (Commonwealth of), Series 152, 2.75% 11/21/2028	AUD310	200
	Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	1,055	591
	Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	150	79
	Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	2,250	1,388
	Austria (Republic of) 0% 2/20/2031	EUR660	553
	Brazil (Federative Republic of) 10.00% 1/1/2023	BRL600	108
	Brazil (Federative Republic of) 0% 1/1/2024	1,700	284
	Brazil (Federative Republic of) 10.00% 1/1/2025	900	163
	Canada 0.75% 10/1/2024	CAD1,125	785
	Canada 2.25% 6/1/2025	1,400	998
	Canada 0.25% 3/1/2026	570	378
	Canada 3.50% 3/1/2028	1,009	749
	Chile (Republic of) 4.70% 9/1/2030	CLP245,000	279

American Funds Insurance Series    163

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

China (People’s Republic of), Series 1910, 3.86% 7/22/2049	CNY2,110	$ 336
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	1,600	235
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	10,290	1,626
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	3,240	470
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	156
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,258
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	322
Colombia (Republic of), Series B, 5.75% 11/3/2027	COP2,331,300	365
Colombia (Republic of), Series B, 7.00% 3/26/2031	5,308,700	776
European Investment Bank 0.375% 9/15/2027	EUR110	105
European Investment Bank 0.25% 1/20/2032	860	717
European Union 0% 7/6/2026	100	97
European Union 0.25% 10/22/2026	50	48
French Republic O.A.T. 0.75% 2/25/2028	640	618
French Republic O.A.T. 0% 11/25/2030	1,320	1,128
French Republic O.A.T. 0% 5/25/2032	650	527
French Republic O.A.T. 2.00% 11/25/2032	610	596
French Republic O.A.T. 3.25% 5/25/2045	160	171
Germany (Federal Republic of) 0% 4/16/2027	950	915
Germany (Federal Republic of) 0% 8/15/2031	2,600	2,258
Germany (Federal Republic of) 0% 2/15/2032	540	463
Germany (Federal Republic of) 1.70% 8/15/2032	1,129	1,127
Germany (Federal Republic of) 1.00% 5/15/2038	640	548
Germany (Federal Republic of) 0% 8/15/2050	200	112
Germany (Federal Republic of) 0% 8/15/2052	260	139
Greece (Hellenic Republic of) 3.45% 4/2/2024	110	118
Greece (Hellenic Republic of) 3.375% 2/15/2025	300	321
Greece (Hellenic Republic of) 1.75% 6/18/2032	790	668
India (Republic of) 5.15% 11/9/2025	INR8,000	92
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	IDR1,833,000	127
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	78
Israel (State of) 2.875% 1/29/2024	EUR200	213
Israel (State of) 1.50% 1/18/2027	100	100
Italy (Republic of) 1.35% 4/1/2030	660	581
Italy (Republic of) 2.50% 12/1/2032	650	583
Japan, Series 17, 0.10% 9/10/20234	JPY10,900	84
Japan, Series 18, 0.10% 3/10/20244	21,660	169
Japan, Series 19, 0.10% 9/10/20244	31,620	247
Japan, Series 150, 0.005% 12/20/2026	84,950	644
Japan, Series 22, 0.10% 3/10/20274	26,454	211
Japan, Series 346, 0.10% 3/20/2027	134,150	1,018
Japan, Series 363, 0.10% 6/20/2031	56,000	412
Japan, Series 365, 0.10% 12/20/2031	317,600	2,340
Japan, Series 152, 1.20% 3/20/2035	264,400	2,109
Japan, Series 179, 0.50% 12/20/2041	71,600	476
Japan, Series 42, 1.70% 3/20/2044	50,150	408
Japan, Series 37, 0.60% 6/20/2050	26,950	162
Japan, Series 74, 1.00% 3/20/2052	178,400	1,178
Japan, Series 76, 1.40% 9/20/2052	80,350	586
KfW 1.125% 7/4/2025	GBP95	106
Malaysia (Federation of), Series 0119, 3.906% 7/15/2026	MYR1,380	315
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	620	140
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	270	57
Morocco (Kingdom of) 3.50% 6/19/2024	EUR100	107
Morocco (Kingdom of) 1.50% 11/27/2031	100	79
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	121
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	101
Peru (Republic of) 2.392% 1/23/2026	USD90	83
Philippines (Republic of) 0.001% 4/12/2024	JPY100,000	753

164    American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Bonds & notes of governments & government agencies outside the U.S. (continued)

	Philippines (Republic of) 0.25% 4/28/2025	EUR100	$99
	Philippines (Republic of) 1.648% 6/10/2031	USD200	160
	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	74
	Portuguese Republic 0.475% 10/18/2030	EUR230	199
	Romania 2.125% 3/7/2028	130	117
	Romania 3.624% 5/26/2030	392	344
	Romania 2.00% 1/28/2032	100	72
	Romania 2.00% 4/14/2033	200	138
	Romania 3.375% 2/8/2038	80	58
	Romania 4.625% 4/3/2049	39	30
	Romania 3.375% 1/28/2050	73	45
	Russian Federation 7.00% 8/16/20235,6	RUB16,600	77
	Russian Federation 2.875% 12/4/20255	EUR200	90
	Russian Federation 4.25% 6/23/20275	USD200	86
	Russian Federation 4.375% 3/21/20295	200	82
	Russian Federation 6.90% 5/23/20295	RUB28,250	123
	Russian Federation 7.65% 4/10/20305	38,320	166
	Russian Federation 5.90% 3/12/20315	5,620	24
	Russian Federation 6.90% 7/23/20315	18,200	79
	Russian Federation 8.50% 9/17/20315	5,530	24
	Russian Federation 7.70% 3/23/20335	23,030	100
	Russian Federation 7.25% 5/10/20345	8,140	35
	Serbia (Republic of) 3.125% 5/15/2027	EUR385	356
	Serbia (Republic of) 2.05% 9/23/2036	185	112
	South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR3,000	157
	Spain (Kingdom of) 0% 1/31/2027	EUR335	317
	Spain (Kingdom of) 0.80% 7/30/2027	490	474
	Spain (Kingdom of) 0.50% 10/31/2031	395	329
	Spain (Kingdom of) 0.70% 4/30/2032	830	693
	Tunisia (Republic of) 6.75% 10/31/2023	260	235
	Tunisia (Republic of) 6.75% 10/31/2023	150	135
	Ukraine 6.876% 5/21/20313,5	USD250	48
	Ukraine 6.876% 5/21/20315	200	38
	United Kingdom 2.75% 9/7/2024	GBP50	60
	United Kingdom 1.25% 7/22/2027	410	447
	United Kingdom 0.375% 10/22/2030	490	463
	United Kingdom 0.25% 7/31/2031	160	145
	United Kingdom 1.00% 1/31/2032	1,490	1,427
	United Kingdom 4.25% 6/7/2032	1,165	1,474
	United Kingdom 3.25% 1/22/2044	174	187
	United Kingdom 1.25% 7/31/2051	413	270
	United Mexican States, Series M, 5.75% 3/5/2026	MXN18,200	846
	United Mexican States, Series M, 7.50% 6/3/2027	1,950	94
	United Mexican States, Series M, 7.75% 5/29/2031	5,000	238
	United Mexican States, Series M, 8.00% 11/7/2047	5,120	235
	United Mexican States, Series M, 8.00% 7/31/2053	18,880	864

			48,783
U.S. Treasury bonds & notes 12.04%

U.S. Treasury	U.S. Treasury 2.50% 3/31/2023	USD1,182	1,177
11.52%	U.S. Treasury 2.75% 4/30/2023	1,485	1,477
	U.S. Treasury 1.50% 2/29/2024	5,058	4,876
	U.S. Treasury 2.50% 4/30/2024	995	967
	U.S. Treasury 3.25% 8/31/2024	706	691
	U.S. Treasury 1.50% 10/31/2024	1,300	1,232
	U.S. Treasury 1.00% 12/15/2024	620	580
	U.S. Treasury 1.75% 3/15/2025	98	93
	U.S. Treasury 3.00% 7/15/2025	1,016	984

American Funds Insurance Series    165

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 3.125% 8/15/2025	USD18	$17
(continued)	U.S. Treasury 0.25% 8/31/2025	833	749
	U.S. Treasury 4.50% 11/15/2025	178	179
	U.S. Treasury 0.375% 11/30/2025	50	45
	U.S. Treasury 0.50% 2/28/2026	500	446
	U.S. Treasury 0.75% 3/31/2026	2,075	1,861
	U.S. Treasury 0.875% 6/30/2026	74	66
	U.S. Treasury 2.25% 2/15/2027	298	277
	U.S. Treasury 1.875% 2/28/2027	6,696	6,133
	U.S. Treasury 2.50% 3/31/2027	1,025	962
	U.S. Treasury 2.75% 4/30/2027	6,460	6,125
	U.S. Treasury 2.75% 7/31/2027	46	43
	U.S. Treasury 3.125% 8/31/2027	2,160	2,078
	U.S. Treasury 4.125% 9/30/2027	268	269
	U.S. Treasury 4.125% 10/31/2027	357	358
	U.S. Treasury 2.875% 5/15/2028	1,275	1,204
	U.S. Treasury 2.875% 8/15/2028	557	525
	U.S. Treasury 0.625% 5/15/2030	823	652
	U.S. Treasury 0.625% 8/15/2030	650	512
	U.S. Treasury 1.625% 5/15/2031	375	316
	U.S. Treasury 1.25% 8/15/2031	395	321
	U.S. Treasury 1.375% 11/15/2031	834	680
	U.S. Treasury 1.875% 2/15/2032	779	661
	U.S. Treasury 2.875% 5/15/2032	640	590
	U.S. Treasury 2.75% 8/15/2032	1,279	1,164
	U.S. Treasury 4.125% 11/15/2032	195	199
	U.S. Treasury 1.875% 2/15/20417	920	652
	U.S. Treasury 2.25% 5/15/20417	525	395
	U.S. Treasury 2.875% 11/15/2046	400	322
	U.S. Treasury 1.25% 5/15/2050	140	76
	U.S. Treasury 2.375% 5/15/2051	490	353
	U.S. Treasury 2.00% 8/15/2051	560	369
	U.S. Treasury 1.875% 11/15/20517	686	437
	U.S. Treasury 2.25% 2/15/20527	765	535
	U.S. Treasury 2.875% 5/15/2052	273	220
	U.S. Treasury 3.00% 8/15/2052	510	423
	U.S. Treasury 4.00% 11/15/2052	70	70

			42,361

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 7/15/20244	829	803
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 10/15/20244	575	555
securities	U.S. Treasury Inflation-Protected Security 0.375% 7/15/20274	367	346
0.52%	U.S. Treasury Inflation-Protected Security 1.00% 2/15/20494	249	208
			1,912
	Total U.S. Treasury bonds & notes
			44,273
Corporate bonds, notes & loans 5.64%

Financials	ACE INA Holdings, Inc. 3.35% 5/3/2026	10	10
1.80%	ACE INA Holdings, Inc. 4.35% 11/3/2045	20	17
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Annual Swap + 1.10% on 9/9/2028)8	EUR200	167
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)3,8	USD200	204
	Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)8	EUR100	106
	Banco de Sabadell, SA 2.625% 3/24/2026
	(5-year EUR Mid-Swap + 2.20% on 3/24/2025)8	100	101
	Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)8	USD200	188
	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)8	500	451
	Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)8	160	140

166    American Funds Insurance Series
American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Bank of America Corp. 3.419% 12/20/2028
(continued)	(3-month USD-LIBOR + 1.04% on 12/20/2027)8	USD236	$ 214
	Bank of America Corp. 2.496% 2/13/2031
	(3-month USD-LIBOR + 0.99% on 2/13/2030)8	20	16
	Barclays Bank PLC 5.304% 8/9/2026
	(1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)8	475	472
	Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)8	103	96
	Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)8	175	166
	Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)8	310	269
	Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)8	110	99
	Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)8	29	27
	Commonwealth Bank of Australia 2.688% 3/11/20313	225	174
	Corebridge Financial, Inc. 3.90% 4/5/20323	59	52
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)8	160	136
	Deutsche Bank AG 4.00% 6/24/2032
	(3-month EUR-EURIBOR + 3.30% on 6/24/2027)8	EUR100	95
	Goldman Sachs Group, Inc. 1.00% 3/18/20339	210	162
	Goldman Sachs Group, Inc. 4.017% 10/31/2038
	(3-month USD-LIBOR + 1.373% on 10/31/2037)8	USD78	64
	Groupe BPCE SA 5.70% 10/22/20233	200	199
	Groupe BPCE SA 1.00% 4/1/2025	EUR100	101
	HSBC Holdings PLC 4.292% 9/12/2026
	(3-month USD-LIBOR + 1.348% on 9/12/2025)8	USD200	191
	JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)8	186	164
	JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)8	160	150
	Morgan Stanley 3.125% 7/27/2026	110	103
	Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)8	200	175
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)8	126	111
	Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)8	72	60
	Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)8	EUR510	485
	New York Life Insurance Company 3.75% 5/15/20503	USD23	18
	Nordea Bank AB 3.60% 6/6/20253	200	193
	Royal Bank of Canada 1.20% 4/27/2026	175	156
	UBS Group AG 4.49% 8/5/2025
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)3,8	450	442
	Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)8	210	195
	Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)8	400	354
	Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)8	100	85
			6,608

Utilities	Alabama Power Co. 3.00% 3/15/2052	250	166
0.89%	CMS Energy Corp. 3.00% 5/15/2026	150	140
	Consumers Energy Co. 3.60% 8/15/2032	250	228
	Duke Energy Carolinas, LLC 3.05% 3/15/2023	280	279
	Duke Energy Progress, LLC 3.70% 9/1/2028	75	71
	E.ON SE 1.625% 3/29/2031	EUR240	216
	Edison International 4.125% 3/15/2028	USD160	149
	Enel Finance International SA 1.875% 7/12/20283	200	159
	Enersis Américas SA 4.00% 10/25/2026	35	33
	Entergy Louisiana, LLC 4.75% 9/15/2052	100	90
	Exelon Corp. 3.40% 4/15/2026	150	143
	FirstEnergy Corp. 3.50% 4/1/20283	35	32
	Florida Power & Light Company 2.875% 12/4/2051	120	81
	Interstate Power and Light Co. 2.30% 6/1/2030	50	41
	NextEra Energy Capital Holdings, Inc. 2.75% 11/1/2029	232	201
	Niagara Mohawk Power Corp. 3.508% 10/1/20243	85	82
	Pacific Gas and Electric Co. 2.95% 3/1/2026	25	23
	Pacific Gas and Electric Co. 2.10% 8/1/2027	100	86

American Funds Insurance Series    167

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Pacific Gas and Electric Co. 3.00% 6/15/2028	USD140	$ 121
(continued)	Pacific Gas and Electric Co. 4.65% 8/1/2028	114	105
	Pacific Gas and Electric Co. 4.55% 7/1/2030	31	28
	Pacific Gas and Electric Co. 2.50% 2/1/2031	600	467
	Pacific Gas and Electric Co. 3.25% 6/1/2031	50	41
	Pacific Gas and Electric Co. 3.50% 8/1/2050	137	86
	Xcel Energy, Inc. 3.35% 12/1/2026	216	203

			3,271

Consumer	Amazon.com, Inc. 2.80% 8/22/2024	45	44
discretionary	Bayerische Motoren Werke AG 3.90% 4/9/20253	70	69
0.62%	Bayerische Motoren Werke AG 4.15% 4/9/20303	70	67
	Daimler Trucks Finance North America, LLC 3.65% 4/7/20273	150	140
	General Motors Financial Co. 2.40% 4/10/2028	150	126
	Hyundai Capital America 1.50% 6/15/20263	250	217
	Hyundai Capital America 2.375% 10/15/20273	109	93
	Hyundai Capital Services, Inc. 3.75% 3/5/20233	250	249
	Royal Caribbean Cruises, Ltd. 11.50% 6/1/20253	222	239
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/20283	185	148
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/20293	70	70
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/20293	59	61
	Stellantis Finance US, Inc. 5.625% 1/12/20283	400	397
	Stellantis Finance US, Inc. 2.691% 9/15/20313	200	153
	Toyota Motor Credit Corp. 3.375% 4/1/2030	33	30
	Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds
	(9-year EUR Mid-Swap + 3.36% on 3/28/2031)8	EUR200	175
			2,278

Health care	Aetna, Inc. 2.80% 6/15/2023	USD10	10
0.45%	Amgen, Inc. 1.90% 2/21/2025	40	37
	Amgen, Inc. 2.20% 2/21/2027	30	27
	Amgen, Inc. 4.20% 3/1/2033	280	260
	AstraZeneca Finance, LLC 2.25% 5/28/2031	69	57
	AstraZeneca PLC 3.50% 8/17/2023	150	149
	Becton, Dickinson and Company 3.734% 12/15/2024	10	10
	Becton, Dickinson and Company 3.70% 6/6/2027	43	41
	Becton, Dickinson and Company 2.823% 5/20/2030	28	24
	Becton, Dickinson and Company 4.298% 8/22/2032	320	300
	Cigna Corp. 4.125% 11/15/2025	80	78
	EMD Finance, LLC 3.25% 3/19/20253	250	240
	Stryker Corp. 0.75% 3/1/2029	EUR210	188
	Takeda Pharmaceutical Company, Ltd. 2.25% 11/21/2026	100	102
	UnitedHealth Group, Inc. 4.00% 5/15/2029	USD135	129

			1,652

Communication	AT&T, Inc. 2.75% 6/1/2031	375	312
services	AT&T, Inc. 2.55% 12/1/2033	64	49
0.42%	Comcast Corp. 0% 9/14/2026	EUR100	94
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	56
	Netflix, Inc. 3.875% 11/15/20299	EUR200	201
	Orange SA 9.00% 3/1/20318	USD65	80
	T-Mobile US, Inc. 2.05% 2/15/2028	200	172
	Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	121

168    American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	Verizon Communications, Inc. 2.55% 3/21/2031	USD325	$ 268
services	Verizon Communications, Inc. 0.75% 3/22/2032	EUR100	80
(continued)	WarnerMedia Holdings, Inc. 5.05% 3/15/20423	USD168	129
			1,562

Information	Apple, Inc. 3.35% 8/8/2032	580	528
technology	Broadcom, Inc. 4.00% 4/15/20293	21	19
0.38%	Broadcom, Inc. 4.15% 11/15/2030	70	63
	Broadcom, Inc. 3.419% 4/15/20333	53	43
	Broadcom, Inc. 3.137% 11/15/20353	15	11
	Lenovo Group, Ltd. 5.875% 4/24/2025	269	262
	Mastercard, Inc. 2.00% 11/18/2031	102	82
	Microsoft Corp. 2.40% 8/8/2026	187	175
	Oracle Corp. 2.65% 7/15/2026	216	199

			1,382

Industrials	Boeing Company 4.508% 5/1/2023	400	399
0.32%	Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	164	111
	Carrier Global Corp. 2.242% 2/15/2025	6	6
	Carrier Global Corp. 2.493% 2/15/2027	7	6
	CSX Corp. 3.80% 4/15/2050	6	5
	CSX Corp. 2.50% 5/15/2051	75	46
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/20343	95	92
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/20273	200	181
	Singapore Airlines, Ltd. 3.375% 1/19/2029	200	181
	United Technologies Corp. 4.125% 11/16/2028	170	163

			1,190

Consumer staples	Altria Group, Inc. 2.20% 6/15/2027	EUR270	260
0.26%	Anheuser-Busch InBev NV 4.00% 4/13/2028	USD100	95
	Anheuser-Busch InBev NV 4.75% 1/23/2029	220	218
	British American Tobacco PLC 3.215% 9/6/2026	62	57
	British American Tobacco PLC 4.70% 4/2/2027	67	64
	British American Tobacco PLC 3.557% 8/15/2027	105	96
	British American Tobacco PLC 3.462% 9/6/2029	75	65
	Philip Morris International, Inc. 5.75% 11/17/2032	110	113

			968

Energy	Canadian Natural Resources, Ltd. 2.95% 7/15/2030	161	136
0.24%	Halliburton Company 3.80% 11/15/2025	2	2
	Kinder Morgan, Inc. 4.30% 6/1/2025	165	162
	Petróleos Mexicanos 6.75% 9/21/2047	107	69
	Qatar Petroleum 3.125% 7/12/20413	270	208
	Statoil ASA 3.70% 3/1/2024	50	49
	TransCanada Corp. 5.875% 8/15/2076
	(3-month USD-LIBOR + 4.64% on 8/15/2026)8	288	275
			901

Real estate	American Tower Corp. 0.875% 5/21/2029	EUR250	214
0.14%	Equinix, Inc. 2.15% 7/15/2030	USD176	140
	Essex Portfolio, LP 3.50% 4/1/2025	120	116
	Essex Portfolio, LP 3.375% 4/15/2026	40	38

			508

American Funds Insurance Series    169

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	Celanese US Holdings, LLC 5.337% 1/19/2029	EUR300	$ 305
0.12%	Celanese US Holdings, LLC 6.379% 7/15/2032	USD50	48
	Vale Overseas, Ltd. 3.75% 7/8/2030	94	82

			435
	Total corporate bonds, notes & loans
			20,755
Mortgage-backed obligations 2.58%

Federal agency	Fannie Mae Pool #FM7100 3.50% 6/1/205010	350	324
mortgage-backed	Fannie Mae Pool #CB2402 2.50% 12/1/205110	315	267
obligations	Fannie Mae Pool #BV9612 2.50% 4/1/205210	271	230
1.56%	Fannie Mae Pool #FS2555 4.50% 7/1/205210	148	143
	Fannie Mae Pool #MA4732 4.00% 9/1/205210	471	442
	Fannie Mae Pool #BW3812 4.50% 9/1/205210	120	116
	Fannie Mae Pool #MA4784 4.50% 10/1/205210	135	130
	Fannie Mae Pool #BW7796 5.00% 10/1/205210	840	829
	Fannie Mae Pool #BW1299 4.00% 11/1/205210	57	53
	Fannie Mae Pool #BW1385 4.00% 12/1/205210	290	272
	Freddie Mac Pool #ZJ9038 5.00% 6/1/202310	—11	—11
	Freddie Mac Pool #QE8253 4.50% 8/1/205210	200	193
	Freddie Mac Pool #SD8256 4.00% 10/1/205210	100	94
	Freddie Mac Pool #SD8257 4.50% 10/1/205210	513	494
	Freddie Mac Pool #QF2182 4.50% 10/1/205210	84	81
	Freddie Mac Pool #QF3955 4.00% 12/1/205210	238	224
	Freddie Mac Pool #SD8275 4.50% 12/1/205210	75	72
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/203310	580	546
	Government National Mortgage Assn. 3.50% 1/1/205310,12	1,350	1,241
			5,751

Other	Nordea Kredit 0.50% 10/1/204010	DKK1,615	181
mortgage-backed	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/203710	502	62
securities	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/204010	7,234	809
1.02%	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/204010	1,281	158
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/204310	20,442	2,228
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/205010	1,365	136
	Nykredit Realkredit AS, Series CCE, 1.00% 10/1/205010	590	63
	Nykredit Realkredit AS, Series 01E, 1.00% 10/1/205310	862	90
	Realkredit Danmark AS 1.00% 10/1/205310	194	20
			3,747
	Total mortgage-backed obligations
			9,498
Asset-backed obligations 0.63%

	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B,
	(30-day Average USD-SOFR + 1.15%) 4.958% 12/18/202510,13	USD203	203
	CarMax Auto Owner Trust, Series 2022-3, Class A2B,
	(30-day Average USD-SOFR + 0.77%) 4.577% 9/15/202510,13	128	128
	Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 8/15/202410	56	56
	Exeter Automobile Receivables Trust, Series 2022-4A, Class A2, 3.99% 8/15/202410	66	66
	Ford Credit Auto Owner Trust, Series 2022-B, Class A2B,
	(30-day Average USD-SOFR + 0.60%) 4.407% 2/15/202510,13	111	111
	GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B,
	(30-day Average USD-SOFR + 0.71%) 4.536% 10/21/202410,13	110	110
	GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B,
	(30-day Average USD-SOFR + 0.60%) 4.408% 9/16/202510,13	121	121
	Hyundai Auto Receivables Trust, Series 2022-B, Class A2B,
	(30-day Average USD-SOFR + 0.58%) 4.387% 5/15/202510,13	120	120

170    American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Asset-backed obligations (continued)

	Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/202410	USD302	$295
	Nissan Auto Lease Trust, Series 2022-A, Class A2B,
	(30-day Average USD-SOFR + 0.68%) 4.487% 8/15/202410,13	283	283
	Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/202510	193	193
	Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B,
	(1-month USD-SOFR + 0.57%) 4.377% 8/15/202510,13	40	40
	Verizon Master Trust, Series 2022-3, Class A,
	3.01% 5/20/2027 (3.76% on 11/20/2023)8,10	250	245
	Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/202410	155	153
	Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A,
	3.36% 8/15/20253,10	181	180
			2,304
Municipals 0.04%

Ohio	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds
0.02%	(Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	100	72

Texas	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds,
0.02%	Series 2020-B, 3.236% 10/1/2052	80	57
	Total municipals
			129
	Total bonds, notes & other debt instruments (cost: $141,023,000)
			125,742

Short-term securities 4.34%

Weighted average yield at acquisition

Commercial paper 3.27%

British Columbia (Province of) 1/23/2023	3.996%	2,560	2,553
KfW 1/27/20233	3.890	4,500	4,485
Toronto-Dominion Bank 1/27/20233	4.132	5,000	4,983
			12,021
		Shares

Money market investments 1.07%

Capital Group Central Cash Fund 4.31%2,14		39,285	3,928
Total short-term securities (cost: $15,953,000)			15,949
Total investment securities 99.35% (cost: $359,847,000)
			365,361
Other assets less liabilities 0.65%			2,399
Net assets 100.00%
			$367,760

American Funds Insurance Series    171

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Futures contracts

								Value and
								unrealized
								appreciation
							Notional	(depreciation)
					Number of		amount	at 12/31/2022
Contracts				Type	contracts	Expiration	(000)	(000)

2 Year U.S. Treasury Note Futures				Long	5	March 2023	USD1,025	$ 1
5 Year Euro-Bobl Futures				Long	49	March 2023	6,071	(205)
5 Year U.S. Treasury Note Futures				Long	95	March 2023	10,253	(8)
10 Year Euro-Bund Futures				Long	14	March 2023	1,992	(128)
10 Year Italy Government Bond Futures				Short	1	March 2023	(116)	9
10 Year Japanese Government Bond Futures				Short	1	March 2023	(1,108)	23
10 Year Australian Treasury Bond Futures				Long	4	March 2023	315	(19)
10 Year Ultra U.S. Treasury Note Futures				Long	6	March 2023	710	(6)
10 Year U.S. Treasury Note Futures				Short	6	March 2023	(674)	4
10 Year UK Gilt Futures				Short	2	March 2023	(241)	15
20 Year U.S. Treasury Bond Futures				Long	4	March 2023	501	(11)
30 Year Euro-Buxl Futures				Long	2	March 2023	290	(54)
30 Year Ultra U.S. Treasury Bond Futures				Short	6	March 2023	(806)	6

								$(373)
Forward currency contracts

								Unrealized
	Contract amount							appreciation
								(depreciation)

Currency purchased		Currency sold					Settlement	at 12/31/2022
	(000)	(000)			Counterparty		date	(000)

KRW	1,761,900	USD	1,337		Citibank		1/9/2023	$ 63
USD	687	KRW	894,770		Bank of America		1/9/2023	(23)
EUR	2,560	DKK	19,040		Standard Chartered Bank		1/10/2023	(1)
USD	203	NZD	320		HSBC Bank		1/10/2023	(1)
SEK	1,270	USD	122		UBS AG		1/10/2023	(1)
USD	511	MYR	2,250		JPMorgan Chase		1/10/2023	(3)
USD	640	AUD	950		HSBC Bank		1/10/2023	(7)
USD	445	MXN	8,853		Goldman Sachs		1/10/2023	(8)
EUR	4,105	USD	4,324		Goldman Sachs		1/12/2023	74
CAD	1,450	USD	1,063		HSBC Bank		1/12/2023	8
USD	74	CAD	100		HSBC Bank		1/12/2023	—11
NZD	470	USD	299		Morgan Stanley		1/12/2023	(1)
USD	1,585	EUR	1,500		BNP Paribas		1/12/2023	(21)
JPY	169,239	USD	1,256		Bank of America		1/13/2023	35
JPY	89,090	USD	656		Bank of America		1/13/2023	24
USD	278	COP 1,337,640			Citibank		1/13/2023	3
USD	563	CAD	760		Standard Chartered Bank		1/13/2023	2
USD	98	GBP	80		Morgan Stanley		1/13/2023	1
GBP	240	USD	292		Bank of New York Mellon		1/13/2023	(2)
USD	303	MXN	6,020		UBS AG		1/13/2023	(5)
JPY	466,020	USD	3,428		Standard Chartered Bank		1/20/2023	133
JPY	81,321	AUD	890		HSBC Bank		1/20/2023	15
JPY	51,480	USD	380		Standard Chartered Bank		1/20/2023	14
USD	112	CLP	100,000		Bank of America		1/23/2023	(6)
USD	564	BRL	3,025		Citibank		1/23/2023	(7)
JPY	118,440	USD	821		Standard Chartered Bank		1/27/2023	85
JPY	172,080	USD	1,271		BNP Paribas		1/27/2023	46
JPY	45,290	USD	313		UBS AG		1/27/2023	33
JPY	78,800	USD	585		Goldman Sachs		1/27/2023	18
PLN	4,260	USD	922		Citibank		2/2/2023	47

172    American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Forward currency contracts (continued)

	Contract amount					Unrealized
						appreciation

	Currency					(depreciation)
purchased		Currency sold			Settlement	at 12/31/2022
	(000)		(000)	Counterparty	date	(000)

USD	245	PLN	1,150	UBS AG	2/2/2023	$ (17)
USD	420	PLN	1,940	Citibank	2/2/2023	(21)
PLN	1,940	USD	468	BNP Paribas	2/2/2023	(26)
KRW	405,540	USD	307	Standard Chartered Bank	2/28/2023	16
CNH	8,530	USD	1,218	Standard Chartered Bank	3/6/2023	22
JPY	76,110	USD	565	BNP Paribas	3/6/2023	20
EUR	720	USD	757	Bank of America	3/6/2023	17
KRW	347,180	USD	267	HSBC Bank	3/6/2023	10

						$536

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Unrealized
Receive		Pay					Upfront	(depreciation)
					Notional	Value at	premium	appreciation

	Payment		Payment	Expiration	amount	12/31/2022	paid	at 12/31/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD375	$(6)	$—	$(6)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	3,197	(51)	—	(51)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	1,178	(20)	—	(20)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	2,945	(48)	—	(48)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	486	(8)	—	(8)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	486	(8)	—	(8)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	533	(9)	—	(9)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	1,001	(17)	—	(17)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	1,000	(18)	—	(18)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	1,019	(19)	—	(19)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	1,023	(19)	—	(19)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	904	(17)	—	(17)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	1,031	(20)	—	(20)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	1,029	(19)	—	(19)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	1,029	(19)	—	(19)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	1,144	(21)	—	(21)
3.7697%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/6/2023	5,500	(47)	—	(47)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(24)	—	(24)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(24)	—	(24)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	123	(2)	—	(2)
2.495%	Annual	SONIA	Annual	5/5/2024	GBP3,050	(77)	—	(77)
2.42%	Annual	SONIA	Annual	5/5/2024	6,100	(160)	—	(160)
2.9588%	Annual	SONIA	Annual	6/9/2024	4,180	(84)	—	(84)
SONIA	Annual	5.6325%	Annual	9/25/2024	7,720	(88)	—	(88)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN2,000	(7)	—	(7)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	2,600	(10)	—	(10)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	3,200	(12)	—	(12)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,600	(31)	—	(31)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,900	(32)	—	(32)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	11,300	(42)	—	(42)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	2,500	(6)	—	(6)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	3,701	(8)	—	(8)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	6,100	(13)	—	(13)

American Funds Insurance Series    173

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

												Unrealized
Receive		Pay							Upfront			(depreciation)
						Notional	Value at		premium			appreciation

	Payment		Payment		Expiration	amount	12/31/2022		paid			at 12/31/2022
Rate	frequency	Rate	frequency		date	(000)	(000)		(000)			(000)

7.64%	28-day	28-day MXN-TIIE	28-day		10/29/2026	MXN6,000		$(13)		$—		$ (13)
7.52%	28-day	28-day MXN-TIIE	28-day		10/30/2026	7,639		(18)		—		(18)
9.07%	28-day	28-day MXN-TIIE	28-day		4/28/2027	20,400		8		—		8

							$(1,009)			$—		$(1,009)
Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection
									Upfront			Unrealized
					Notional		Value at		premium			appreciation
Financing	Payment	Reference	Expiration		amount15	12/31/202216			paid			at 12/31/2022
rate received	frequency	index	date		(000)		(000)		(000)			(000)

1.00%	Quarterly	CDX.NA.IG.39	12/20/2027		USD2,580		$20		$13			$7
Investments in affiliates2
			Value of				Net		Net		Value of
			affiliates at				realized	unrealized		affiliates at		Dividend
			1/1/2022		Additions	Reductions	gain	appreciation		12/31/2022		income
				(000)	(000)	(000)	(000)		(000)		(000)	(000)

Investment funds 1.50%
Capital Group Central Corporate Bond Fund				$—	$ 5,481	$—	$—		$51		$5,532	$ 50
Short-term securities 1.07%
Money market investments 1.07%
Capital Group Central Cash Fund 4.31%14				1,127	144,034	141,236	3		—		3,928	343
Total 2.57%
							$3		$51		$9,460	$393
Restricted securities9

												Percent
					Acquisition		Cost		Value			of net
					date(s)	(000)			(000)			assets

Netflix, Inc. 3.875% 11/15/2029			7/11/20222-7/12/2022			$191			$201			.06%
Goldman Sachs Group, Inc. 1.00% 3/18/2033					5/19/2021	251			162			.04
Total
						$442			$363			.10%

174    American Funds Insurance Series

American Funds Global Balanced Fund (continued)

(formerly Global Balanced Fund)

1Security did not produce income during the last 12 months.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

3Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,344,000, which represented 3.90% of the net assets of the fund.

4Index-linked bond whose principal amount moves with a government price index.

5Scheduled interest and/or principal payment was not received.

6Value determined using significant unobservable inputs.

7All or a portion of this security was pledged as collateral. The total value of pledged collateral was $758,000, which represented .21% of the net assets of the fund.

8Step bond; coupon rate may change at a later date.

9Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $363,000, which represented .10% of the net assets of the fund.

10Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

11Amount less than one thousand.

12Purchased on a TBA basis.

13Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

14Rate represents the seven-day yield at 12/31/2022.

15The maximum potential amount the fund may pay as a protection seller should a credit event occur.

16The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviations
ADR = American Depositary Receipts	JPY = Japanese yen
Assn. = Association	KRW = South Korean won
AUD = Australian dollars	LIBOR = London Interbank Offered Rate
BBR = Bank Base Rate	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CAD = Canadian dollars	NZD = New Zealand dollars
CDI = CREST Depository Interest	PLN = Polish zloty
CLP = Chilean pesos	Ref. = Refunding
CNH = Chinese yuan renminbi	REIT = Real Estate Investment Trust
CNY = Chinese yuan	Rev. = Revenue
COP = Colombian pesos	RUB = Russian rubles
DKK = Danish kroner	SEK = Swedish kronor
EUR = Euros	SOFR = Secured Overnight Financing Rate
EURIBOR = Euro Interbank Offered Rate	SONIA = Sterling Overnight Interbank Average Rate
FRA = Forward Rate Agreement	TBA = To be announced
GBP = British pounds	TIIE = Equilibrium Interbank Interest Rate
IDR = Indonesian rupiah	USD = U.S. dollars
INR = Indian rupees	ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series    175

The Bond Fund of America

Investment portfolio December 31, 2022

Bonds, notes & other debt instruments 95.37%		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans 34.59%

Financials	ACE INA Holdings, Inc. 3.35% 5/3/2026	USD2,025	$ 1,941
9.65%	ACE INA Holdings, Inc. 4.35% 11/3/2045	2,220	1,933
	AerCap Ireland Capital DAC 1.65% 10/29/2024	5,996	5,535
	AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,824
	AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,503
	AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	9,010
	AerCap Ireland Capital DAC 3.00% 10/29/2028	10,345	8,686
	AerCap Ireland Capital DAC 3.30% 1/30/2032	11,338	8,891
	AerCap Ireland Capital DAC 3.40% 10/29/2033	5,120	3,896
	AerCap Ireland Capital DAC 3.85% 10/29/2041	1,254	891
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 10/29/2023	3,130	3,013
	Ally Financial, Inc. 5.125% 9/30/2024	1,500	1,486
	Ally Financial, Inc. 8.00% 11/1/2031	8,075	8,418
	American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)1	4,501	4,265
	Arthur J. Gallagher & Co. 3.50% 5/20/2051	1,073	754
	Banco Santander, SA 5.147% 8/18/2025	4,000	3,960
	Banco Santander, SA 1.722% 9/14/2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)1	1,400	1,198
	Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)1	1,970	1,818
	Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026)1	981	869
	Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)1	7,989	7,009
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)1	2,635	2,524
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)1	11,107	10,866
	Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)1	1,502	1,553
	Bank of America Corp. 3.419% 12/20/2028
	(3-month USD-LIBOR + 1.04% on 12/20/2027)1	10,129	9,189
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)1	2,773	2,338
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)1	21,177	16,224
	Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)1	8,343	6,698
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)1	36,155	27,930
	Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031)1	2,613	2,053
	Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)1	4,089	3,305
	Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)1	10,180	9,340
	Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)1	7,947	7,568
	Bank of Ireland Group PLC 6.253% 9/16/2026
	(1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)1,2	4,850	4,814
	Barclays Bank PLC 5.304% 8/9/2026
	(1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)1	4,525	4,496
	BNP Paribas SA 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)1,2	7,581	6,634
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)1,2	13,134	11,569
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)1,2	3,594	2,936
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)1,2	4,177	3,276
	Canadian Imperial Bank of Commerce (CIBC) 3.60% 4/7/2032	1,303	1,152
	Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)1	4,525	4,334
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)1	2,430	2,382
	Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)1	4,650	4,509
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	1,126	880
	CIT Group, Inc. 3.929% 6/19/2024 (USD-SOFR + 3.827% on 6/19/2023)1	5,410	5,364
	Citigroup, Inc. 4.60% 3/9/2026	1,800	1,770
	Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)1	8,740	7,591
	Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)1	5,520	4,984
	Citigroup, Inc. 4.658% 5/24/2028 (USD-SOFR + 1.887% on 5/24/2027)1	3,386	3,282
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)1	1,030	834
	Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)1	5,350	4,590
	Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)1	1,718	1,614
	Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)1	2,781	2,878
	Corebridge Financial, Inc. 3.50% 4/4/20252	1,439	1,381
	Corebridge Financial, Inc. 3.65% 4/5/20272	4,493	4,195
	Corebridge Financial, Inc. 3.85% 4/5/20292	5,794	5,289
	Corebridge Financial, Inc. 3.90% 4/5/20322	5,959	5,221
	Corebridge Financial, Inc. 4.35% 4/5/20422	361	298

176    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Corebridge Financial, Inc. 4.40% 4/5/20522	USD1,352	$ 1,078
(continued)	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)1,2	4,450	4,060
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)1,2	2,450	2,145
	Credit Suisse Group AG 3.80% 6/9/2023	15,327	14,927
	Credit Suisse Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)1,2	850	752
	Credit Suisse Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)1,2	7,609	6,505
	Credit Suisse Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)1,2	11,200	8,973
	Credit Suisse Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)1,2	1,265	1,154
	Credit Suisse Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)1,2	5,476	4,262
	Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)1,2	7,369	5,106
	Credit Suisse Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)1,2	576	507
	Credit Suisse Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)1,2	6,658	6,835
	Danske Bank AS 1.549% 9/10/2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)1,2	2,990	2,565
	Danske Bank AS 4.298% 4/1/2028
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)1,2	2,975	2,740
	Deutsche Bank AG 3.95% 2/27/2023	6,350	6,328
	Deutsche Bank AG 0.898% 5/28/2024	2,500	2,339
	Deutsche Bank AG 3.70% 5/30/2024	5,150	5,007
	Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)1	10,475	10,120
	Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)1	3,673	3,512
	Deutsche Bank AG 4.10% 1/13/2026	7,305	7,029
	Deutsche Bank AG 4.10% 1/13/2026	857	824
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)1	41,608	36,749
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)1	4,315	3,664
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)1	7,258	6,179
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)1	2,900	2,331
	Discover Financial Services 6.70% 11/29/2032	1,475	1,504
	DNB Bank ASA 1.535% 5/25/2027
	(5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)1,2	1,200	1,045
	GE Capital Funding, LLC 4.55% 5/15/2032	973	927
	Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)1	3,030	2,660
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)1	13,275	11,468
	Goldman Sachs Group, Inc. 1.948% 10/21/2027
	(USD-SOFR + 0.913% on 10/21/2026)1	13,961	12,226
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)1	1,758	1,568
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)1	7,403	6,907
	Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)1	1,534	1,473
	Goldman Sachs Group, Inc. 3.814% 4/23/2029
	(3-month USD-LIBOR + 1.158% on 4/23/2028)1	9,600	8,786
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)1	10,422	8,490
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)1	3,160	2,161
	Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 3.834% on 11/10/2026)1	1,750	1,665
	Groupe BPCE SA 2.75% 1/11/20232	6,875	6,871
	Groupe BPCE SA 5.70% 10/22/20232	28,166	27,963
	Groupe BPCE SA 5.15% 7/21/20242	5,481	5,369
	Groupe BPCE SA 1.625% 1/14/20252	2,980	2,776
	Groupe BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)1,2	6,350	5,649
	Groupe BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)1,2	6,195	5,908
	HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)1	5,270	4,571
	HSBC Holdings PLC 4.583% 6/19/2029
	(3-month USD-LIBOR + 1.535% on 6/19/2028)1	6,410	5,913
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)1	5,917	4,786
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)1	5,250	4,074
	HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)1	3,595	3,339
	Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	669	585
	Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	6,335	5,422
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 5.824% 2/24/20233	2,750	2,741
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.007% 2/24/20253	397	374
	Huarong Finance II Co., Ltd. 5.50% 1/16/2025	6,669	6,328

American Funds Insurance Series    177

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Huarong Finance II Co., Ltd. 5.00% 11/19/2025	USD480	$ 444
(continued)	Huarong Finance II Co., Ltd. 4.625% 6/3/2026	200	177
	Huarong Finance II Co., Ltd. 4.875% 11/22/2026	2,106	1,886
	Intercontinental Exchange, Inc. 4.35% 6/15/2029	8,710	8,433
	Intercontinental Exchange, Inc. 4.60% 3/15/2033	4,601	4,408
	Intercontinental Exchange, Inc. 4.95% 6/15/2052	5,327	4,963
	Intesa Sanpaolo SpA 3.375% 1/12/20232	10,035	10,030
	Intesa Sanpaolo SpA 5.017% 6/26/20242	68,143	65,545
	Intesa Sanpaolo SpA 3.25% 9/23/20242	770	731
	Intesa Sanpaolo SpA 5.71% 1/15/20262	15,400	14,816
	Intesa Sanpaolo SpA 3.875% 7/14/20272	6,250	5,581
	Intesa Sanpaolo SpA 3.875% 1/12/20282	1,986	1,753
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/20322	2,060	1,714
	JPMorgan Chase & Co. 0.969% 6/23/2025 (USD-SOFR + 0.58% on 6/23/2024)1	5,870	5,475
	JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)1	11,105	10,289
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)1	3,620	3,518
	JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)1	1,832	1,612
	JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)1	5,965	5,172
	JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)1	4,350	3,941
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)1	12,080	11,555
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)1	8,465	8,265
	JPMorgan Chase & Co. 3.509% 1/23/2029
	(3-month USD-LIBOR + 0.945% on 1/23/2028)1	9,600	8,729
	JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)1	2,453	2,053
	JPMorgan Chase & Co. 4.203% 7/23/2029
	(3-month USD-LIBOR + 1.26% on 7/23/2028)1	11,980	11,186
	JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)1	1,766	1,449
	JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)1	4,802	3,858
	JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)1	5,313	4,213
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)1	553	452
	JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)1	1,907	1,771
	JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)1	5,475	5,229
	Kasikornbank PCL HK 3.343% 10/2/2031
	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)1	2,415	2,128
	Keb Hana Bank 3.25% 3/30/20272	1,315	1,227
	Lloyds Banking Group PLC 2.438% 2/5/2026
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)1	2,675	2,493
	Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	367	297
	Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	505	326
	MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067
	(3-month USD-LIBOR + 3.96% on 12/1/2037)1,2	1,405	1,521
	MetLife, Inc. 3.60% 11/13/2025	3,490	3,395
	MetLife, Inc. 5.00% 7/15/2052	165	158
	Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)1	2,960	2,724
	Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)1	6,200	5,383
	Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)1	2,225	1,930
	Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)1	2,970	2,618
	Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)1	2,945	2,781
	Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033
	(1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)1	1,197	1,146
	Mizuho Financial Group, Inc. 1.554% 7/9/2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)1	4,615	4,026
	Mizuho Financial Group, Inc. 5.669% 9/13/2033
	(1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)1	2,390	2,379
	Morgan Stanley 0.791% 1/22/2025 (USD-SOFR + 0.509% on 1/22/2024)1	3,065	2,901
	Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)1	2,300	2,200

178    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)1	USD10,488	$ 9,114
(continued)	Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)1	3,671	3,497
	Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)1	2,007	2,075
	Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)1	26,412	20,326
	Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)1	2,813	2,209
	Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)1	6,616	5,369
	Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)1	3,375	3,181
	Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)1	3,810	4,004
	Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)1	2,286	2,096
	MSCI, Inc. 3.25% 8/15/20332	2,750	2,128
	Navient Corp. 6.75% 6/25/2025	425	409
	OneMain Holdings, Inc. 7.125% 3/15/2026	250	238
	Rede D’Or Finance SARL 4.50% 1/22/20302	1,572	1,355
	Santander Holdings USA, Inc. 3.50% 6/7/2024	8,325	8,092
	Santander Holdings USA, Inc. 2.49% 1/6/20281	3,625	3,115
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)1	1,640	1,520
	Sumitomo Mitsui Banking Corp. 2.174% 1/14/2027	1,100	977
	SVB Financial Group 4.70% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity +
	3.064% on 11/15/2031)1	1,530	971
	Synchrony Financial 4.375% 3/19/2024	3,640	3,576
	Toronto-Dominion Bank 1.95% 1/12/2027	1,060	946
	Travelers Companies, Inc. 2.55% 4/27/2050	768	478
	U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)1	2,440	2,387
	UBS Group AG 1.494% 8/10/2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)1,2	4,000	3,446
	UniCredit SpA 4.625% 4/12/20272	1,395	1,307
	UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)1,2	16,130	14,182
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	415
	Wells Fargo & Company 2.406% 10/30/2025
	(3-month USD-LIBOR + 0.825% on 10/30/2024)1	20,480	19,382
	Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)1	3,524	3,428
	Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)1	9,236	8,569
	Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)1	7,450	7,289
	Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)1	7,665	6,478
	Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)1	3,675	3,500
	Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)1	20,666	17,607
	Willis North America, Inc. 4.65% 6/15/2027	1,290	1,248

			986,796

Utilities	AEP Texas, Inc. 3.45% 5/15/2051	1,475	1,048
4.42%	Alabama Power Co. 3.00% 3/15/2052	3,697	2,458
	Alfa Desarrollo SpA 4.55% 9/27/20512	1,001	763
	Ameren Corp. 4.50% 3/15/2049	2,875	2,634
	Baltimore Gas & Electric 4.55% 6/1/2052	525	467
	Berkshire Hathaway Energy Company 4.50% 2/1/2045	5,895	5,161
	Comisión Federal de Electricidad 4.688% 5/15/20292	3,655	3,249
	Comisión Federal de Electricidad 3.875% 7/26/20332	1,340	1,019
	Connecticut Light and Power Co. 2.05% 7/1/2031	1,775	1,430
	Consumers Energy Co. 4.05% 5/15/2048	1,413	1,173
	Consumers Energy Co. 3.75% 2/15/2050	5,625	4,416
	Consumers Energy Co. 3.10% 8/15/2050	4,123	2,883
	Consumers Energy Co. 3.50% 8/1/2051	235	178
	Duke Energy Corp. 3.75% 4/15/2024	3,826	3,760
	Duke Energy Corp. 4.50% 8/15/2032	7,811	7,340
	Duke Energy Corp. 3.50% 6/15/2051	1,139	796
	Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,098
	Duke Energy Florida, LLC 3.00% 12/15/2051	711	480
	Duke Energy Florida, LLC 5.95% 11/15/2052	575	616

American Funds Insurance Series    179

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Duke Energy Progress, LLC 3.70% 9/1/2028	USD3,750	$ 3,530
(continued)	Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,407
	Duke Energy Progress, LLC 2.50% 8/15/2050	644	389
	Edison International 3.55% 11/15/2024	6,850	6,618
	Edison International 4.95% 4/15/2025	175	172
	Edison International 5.75% 6/15/2027	3,181	3,196
	Edison International 4.125% 3/15/2028	3,644	3,387
	Edison International 6.95% 11/15/2029	2,525	2,643
	Electricité de France SA 2.625% junior subordinated perpetual bonds
	(5-year EUR Mid-Swap + 2.86% on 6/1/2028)1	EUR2,800	2,346
	Emera US Finance, LP 0.833% 6/15/2024	USD600	560
	Emera US Finance, LP 2.639% 6/15/2031	4,400	3,456
	Enel Società per Azioni 8.75% 9/24/2073
	(USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)1,2	1,000	1,003
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/20262	1,310	1,143
	Entergy Louisiana, LLC 4.20% 9/1/2048	6,325	5,207
	Entergy Louisiana, LLC 4.75% 9/15/2052	1,525	1,377
	Eversource Energy 3.80% 12/1/2023	5,000	4,945
	FirstEnergy Corp. 1.60% 1/15/2026	20,066	17,774
	FirstEnergy Corp. 3.50% 4/1/20282	2,400	2,191
	FirstEnergy Corp. 4.10% 5/15/20282	425	401
	FirstEnergy Corp. 2.65% 3/1/2030	12,524	10,234
	FirstEnergy Corp. 2.25% 9/1/2030	13,707	10,904
	FirstEnergy Corp., Series B, 4.40% 7/15/2027 (4.15% on 1/15/2023)1	12,178	11,355
	FirstEnergy Transmission, LLC 2.866% 9/15/20282	4,000	3,498
	Florida Power & Light Company 2.45% 2/3/2032	4,890	4,087
	Florida Power & Light Company 2.875% 12/4/2051	9,334	6,305
	Georgia Power Co. 3.70% 1/30/2050	275	206
	Interchile SA 4.50% 6/30/20562	465	385
	Israel Electric Corp., Ltd. 4.25% 8/14/20282	10,190	9,649
	Israel Electric Corp., Ltd. 3.75% 2/22/20322	340	299
	ITC Holdings Corp. 3.35% 11/15/2027	1,118	1,031
	Jersey Central Power & Light Co. 2.75% 3/1/20322	525	425
	Mississippi Power Co. 4.25% 3/15/2042	5,020	4,093
	Monongahela Power Co. 3.55% 5/15/20272	1,700	1,600
	NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	2,772	2,457
	Northern States Power Co. 4.50% 6/1/2052	3,328	3,035
	Oncor Electric Delivery Company, LLC 4.15% 6/1/20322	1,035	980
	Oncor Electric Delivery Company, LLC 4.55% 9/15/20322	975	958
	Pacific Gas and Electric Co. 3.25% 6/15/2023	5,615	5,554
	Pacific Gas and Electric Co. 3.40% 8/15/2024	2,000	1,920
	Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	25,623
	Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	9,956
	Pacific Gas and Electric Co. 3.30% 3/15/2027	5,850	5,212
	Pacific Gas and Electric Co. 3.30% 12/1/2027	12,289	10,865
	Pacific Gas and Electric Co. 3.75% 7/1/2028	13,075	11,621
	Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,278
	Pacific Gas and Electric Co. 4.55% 7/1/2030	35,299	32,078
	Pacific Gas and Electric Co. 2.50% 2/1/2031	19,695	15,326
	Pacific Gas and Electric Co. 3.25% 6/1/2031	1,300	1,060
	Pacific Gas and Electric Co. 3.30% 8/1/2040	8,898	6,055
	Pacific Gas and Electric Co. 3.75% 8/15/2042	9,466	6,383
	Pacific Gas and Electric Co. 4.75% 2/15/2044	336	258
	Pacific Gas and Electric Co. 3.50% 8/1/2050	6,836	4,272
	Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,456
	Public Service Electric and Gas Co. 1.90% 8/15/2031	775	618
	Public Service Electric and Gas Co. 3.10% 3/15/2032	7,500	6,577
	Puget Energy, Inc. 3.65% 5/15/2025	300	286
	Southern California Edison Co. 4.20% 3/1/2029	11,000	10,485
	Southern California Edison Co. 2.85% 8/1/2029	8,200	7,144
	Southern California Edison Co. 2.50% 6/1/2031	5,149	4,256

180    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Southern California Edison Co. 5.95% 11/1/2032	USD1,100	$ 1,166
(continued)	Southern California Edison Co. 5.75% 4/1/2035	4,549	4,546
	Southern California Edison Co. 5.35% 7/15/2035	6,450	6,267
	Southern California Edison Co. 5.625% 2/1/2036	7,051	6,888
	Southern California Edison Co. 5.55% 1/15/2037	3,844	3,774
	Southern California Edison Co. 5.95% 2/1/2038	5,121	5,188
	Southern California Edison Co. 4.00% 4/1/2047	9,402	7,391
	Southern California Edison Co. 4.125% 3/1/2048	5,765	4,628
	Southern California Edison Co. 4.875% 3/1/2049	555	491
	Southern California Edison Co. 3.65% 2/1/2050	8,086	5,943
	Southern California Edison Co., Series C, 3.60% 2/1/2045	2,717	1,960
	Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,179
	Southwestern Electric Power Co. 3.25% 11/1/2051	2,270	1,502
	Union Electric Co. 2.15% 3/15/2032	3,175	2,518
	Virginia Electric and Power Co. 2.30% 11/15/2031	2,425	1,958
	Virginia Electric and Power Co. 2.40% 3/30/2032	5,345	4,333
	WEC Energy Group, Inc. 2.20% 12/15/2028	1,575	1,336
	Wisconsin Electric Power Co. 2.85% 12/1/2051	375	241
	Wisconsin Power and Light Co. 1.95% 9/16/2031	525	413
	Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	793
	Xcel Energy, Inc. 3.30% 6/1/2025	5,650	5,428
	Xcel Energy, Inc. 1.75% 3/15/2027	5,660	4,966
	Xcel Energy, Inc. 2.60% 12/1/2029	2,925	2,504
	Xcel Energy, Inc. 2.35% 11/15/2031	9,059	7,263
	Xcel Energy, Inc. 4.60% 6/1/2032	11,675	11,185

			451,359

Consumer	Allied Universal Holdco, LLC 4.625% 6/1/20282	335	277
discretionary	Amazon.com, Inc. 3.30% 4/13/2027	1,760	1,673
4.21%	Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,321
	Amazon.com, Inc. 3.45% 4/13/2029	1,305	1,222
	Amazon.com, Inc. 3.60% 4/13/2032	6,830	6,271
	Amazon.com, Inc. 2.875% 5/12/2041	650	488
	Amazon.com, Inc. 3.10% 5/12/2051	9,380	6,727
	Amazon.com, Inc. 3.95% 4/13/2052	1,635	1,362
	Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,828
	Amazon.com, Inc. 4.10% 4/13/2062	470	391
	Atlas LuxCo 4 SARL 4.625% 6/1/20282	255	207
	Bath & Body Works, Inc. 6.875% 11/1/2035	740	659
	Bayerische Motoren Werke AG 1.25% 8/12/20262	100	88
	Bayerische Motoren Werke AG 3.45% 4/1/20272	1,075	1,016
	Bayerische Motoren Werke AG 1.95% 8/12/20312	620	486
	Bayerische Motoren Werke AG 3.70% 4/1/20322	1,350	1,210
	Daimler Trucks Finance North America, LLC 1.125% 12/14/20232	3,015	2,898
	Daimler Trucks Finance North America, LLC 1.625% 12/13/20242	4,950	4,597
	Daimler Trucks Finance North America, LLC 3.50% 4/7/20252	1,750	1,680
	Daimler Trucks Finance North America, LLC 3.65% 4/7/20272	4,140	3,875
	Daimler Trucks Finance North America, LLC 2.375% 12/14/20282	3,975	3,348
	Daimler Trucks Finance North America, LLC 2.50% 12/14/20312	9,625	7,486
	DaimlerChrysler North America Holding Corp. 3.35% 2/22/20232	2,000	1,993
	DaimlerChrysler North America Holding Corp. 1.75% 3/10/20232	8,000	7,953
	Ford Motor Co. 2.90% 2/10/2029	1,065	852
	Ford Motor Credit Company, LLC 5.125% 6/16/2025	3,870	3,729
	Ford Motor Credit Company, LLC 4.271% 1/9/2027	18,542	16,803
	Ford Motor Credit Company, LLC 4.125% 8/17/2027	39,080	35,066
	Ford Motor Credit Company, LLC 3.815% 11/2/2027	3,790	3,337
	Ford Motor Credit Company, LLC 7.35% 11/4/2027	6,289	6,460
	Ford Motor Credit Company, LLC 5.113% 5/3/2029	4,205	3,817
	General Motors Company 4.35% 4/9/2025	11,358	11,059

American Funds Insurance Series    181

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	General Motors Company 6.125% 10/1/2025	USD23,743	$24,188
discretionary	General Motors Company 5.40% 10/15/2029	781	747
(continued)	General Motors Company 5.40% 4/1/2048	7,200	5,915
	General Motors Financial Co. 3.25% 1/5/2023	964	964
	General Motors Financial Co. 1.05% 3/8/2024	4,200	3,990
	General Motors Financial Co. 1.50% 6/10/2026	6,712	5,837
	General Motors Financial Co. 2.35% 2/26/2027	9,771	8,547
	General Motors Financial Co. 2.40% 4/10/2028	13,909	11,722
	General Motors Financial Co. 2.40% 10/15/2028	464	386
	General Motors Financial Co. 3.60% 6/21/2030	465	392
	General Motors Financial Co. 2.35% 1/8/2031	6,075	4,594
	General Motors Financial Co. 2.70% 6/10/2031	5,495	4,223
	Grand Canyon University 4.125% 10/1/2024	4,190	3,941
	Home Depot, Inc. 2.95% 6/15/2029	6,081	5,515
	Home Depot, Inc. 4.50% 12/6/2048	1,915	1,747
	Hyundai Capital America 2.375% 2/10/20232	9,977	9,955
	Hyundai Capital America 1.25% 9/18/20232	3,150	3,054
	Hyundai Capital America 0.875% 6/14/20242	380	355
	Hyundai Capital America 3.40% 6/20/20242	8,180	7,899
	Hyundai Capital America 1.00% 9/17/20242	2,750	2,543
	Hyundai Capital America 2.65% 2/10/20252	12,372	11,645
	Hyundai Capital America 1.80% 10/15/20252	13,274	11,952
	Hyundai Capital America 1.30% 1/8/20262	6,000	5,254
	Hyundai Capital America 1.50% 6/15/20262	7,475	6,485
	Hyundai Capital America 1.65% 9/17/20262	7,275	6,403
	Hyundai Capital America 3.00% 2/10/20272	9,000	8,090
	Hyundai Capital America 2.375% 10/15/20272	7,543	6,465
	Hyundai Capital America 1.80% 1/10/20282	5,965	4,901
	Hyundai Capital America 2.00% 6/15/20282	5,775	4,714
	Hyundai Capital America 2.10% 9/15/20282	3,010	2,476
	Hyundai Capital Services, Inc. 1.25% 2/8/20262	3,695	3,213
	KIA Corp. 2.375% 2/14/20252	1,580	1,467
	Marriott International, Inc. 5.75% 5/1/2025	330	333
	Marriott International, Inc. 3.125% 6/15/2026	410	384
	Marriott International, Inc. 5.00% 10/15/2027	4,470	4,418
	Marriott International, Inc. 2.75% 10/15/2033	2,226	1,705
	McDonald’s Corp. 2.125% 3/1/2030	2,482	2,082
	McDonald’s Corp. 4.60% 9/9/2032	1,765	1,731
	McDonald’s Corp. 4.45% 3/1/2047	3,535	3,082
	McDonald’s Corp. 3.625% 9/1/2049	2,938	2,224
	McDonald’s Corp. 5.15% 9/9/2052	730	704
	Meituan Dianping 3.05% 10/28/20302	3,200	2,471
	Nissan Motor Co., Ltd. 3.043% 9/15/20232	240	235
	Nissan Motor Co., Ltd. 3.522% 9/17/20252	800	744
	Nissan Motor Co., Ltd. 2.00% 3/9/20262	12,000	10,333
	Nissan Motor Co., Ltd. 2.75% 3/9/20282	11,200	9,089
	Nissan Motor Co., Ltd. 4.81% 9/17/20302	16,083	13,685
	Sands China, Ltd. 2.80% 3/8/20271	2,368	2,031
	Starbucks Corp. 3.75% 12/1/2047	3,785	2,891
	Stellantis Finance US, Inc. 1.711% 1/29/20272	6,921	5,948
	Stellantis Finance US, Inc. 5.625% 1/12/20282	825	818
	Stellantis Finance US, Inc. 2.691% 9/15/20312	6,554	5,016
	Stellantis Finance US, Inc. 6.375% 9/12/20322	12,065	11,946
	Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,505
	Volkswagen Group of America Finance, LLC 4.25% 11/13/20232	15,000	14,858
	Volkswagen Group of America Finance, LLC 2.85% 9/26/20242	546	523
	Volkswagen Group of America Finance, LLC 3.35% 5/13/20252	2,636	2,520

182    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Volkswagen Group of America Finance, LLC 1.625% 11/24/20272	USD2,550	$ 2,139
discretionary	Wyndham Destinations, Inc. 6.625% 7/31/20262	675	662
(continued)	Wynn Resorts Finance, LLC 5.125% 10/1/20292	410	352
			430,187

Health care	AbbVie, Inc. 3.20% 11/21/2029	8,482	7,666
3.84%	AbbVie, Inc. 4.25% 11/21/2049	8	7
	Amgen, Inc. 3.00% 2/22/2029	325	288
	Amgen, Inc. 4.05% 8/18/2029	8,400	7,869
	Amgen, Inc. 2.45% 2/21/2030	5,131	4,329
	Amgen, Inc. 4.20% 3/1/2033	9,522	8,839
	Amgen, Inc. 4.875% 3/1/2053	4,975	4,440
	Amgen, Inc. 4.40% 2/22/2062	196	156
	Anthem, Inc. 2.375% 1/15/2025	1,534	1,457
	Anthem, Inc. 4.10% 5/15/2032	8,711	8,128
	Anthem, Inc. 4.55% 5/15/2052	1,721	1,504
	AstraZeneca Finance, LLC 1.75% 5/28/2028	1,429	1,229
	AstraZeneca Finance, LLC 2.25% 5/28/2031	2,087	1,741
	AstraZeneca PLC 4.00% 1/17/2029	5,920	5,694
	Bausch Health Companies, Inc. 4.875% 6/1/20282	830	529
	Baxter International, Inc. 2.539% 2/1/2032	3,906	3,113
	Bayer US Finance II, LLC 4.25% 12/15/20252	17,570	17,043
	Becton, Dickinson and Company 4.298% 8/22/2032	545	512
	Centene Corp. 4.25% 12/15/2027	14,860	13,969
	Centene Corp. 2.45% 7/15/2028	12,410	10,499
	Centene Corp. 4.625% 12/15/2029	14,945	13,691
	Centene Corp. 3.375% 2/15/2030	15,718	13,323
	Centene Corp. 2.50% 3/1/2031	8,550	6,707
	Centene Corp. 2.625% 8/1/2031	2,510	1,977
	Danaher Corp. 2.80% 12/10/2051	1,090	725
	Eli Lilly and Company 3.375% 3/15/2029	1,255	1,177
	GE Healthcare Holding, LLC 5.65% 11/15/20272	4,895	4,961
	GE Healthcare Holding, LLC 5.857% 3/15/20302	1,145	1,175
	GE Healthcare Holding, LLC 5.905% 11/22/20322	8,640	8,980
	GE Healthcare Holding, LLC 6.377% 11/22/20522	375	401
	Gilead Sciences, Inc. 1.65% 10/1/2030	1,570	1,249
	HCA, Inc. 3.125% 3/15/20272	755	688
	HCA, Inc. 2.375% 7/15/2031	2,318	1,810
	HCA, Inc. 3.625% 3/15/20322	5,000	4,244
	HCA, Inc. 4.625% 3/15/20522	390	305
	Johnson & Johnson 0.95% 9/1/2027	12,753	11,001
	Johnson & Johnson 2.10% 9/1/2040	825	571
	Johnson & Johnson 2.25% 9/1/2050	1,933	1,205
	Laboratory Corporation of America Holdings 1.55% 6/1/2026	1,058	938
	Laboratory Corporation of America Holdings 4.70% 2/1/2045	4,160	3,584
	Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,747
	Merck & Co., Inc. 2.75% 12/10/2051	808	544
	Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	1,918	1,486
	Roche Holdings, Inc. 1.93% 12/13/20282	7,845	6,720
	Roche Holdings, Inc. 2.076% 12/13/20312	12,562	10,254
	Roche Holdings, Inc. 2.607% 12/13/20512	645	421
	Shire PLC 3.20% 9/23/2026	13,588	12,762
	Teva Pharmaceutical Finance Co. BV 7.125% 1/31/2025	45,000	44,821
	Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	68,853	60,352
	Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028	26,824	26,215
	Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046	46,666	28,634
	UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,294
	UnitedHealth Group, Inc. 3.70% 5/15/2027	1,184	1,147
	UnitedHealth Group, Inc. 4.00% 5/15/2029	2,231	2,136

American Funds Insurance Series    183

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	UnitedHealth Group, Inc. 2.00% 5/15/2030	USD855	$707
(continued)	UnitedHealth Group, Inc. 4.20% 5/15/2032	3,169	3,018
	UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	982
	UnitedHealth Group, Inc. 4.25% 6/15/2048	960	834
	UnitedHealth Group, Inc. 3.25% 5/15/2051	927	668
	UnitedHealth Group, Inc. 4.75% 5/15/2052	1,400	1,300
	UnitedHealth Group, Inc. 4.95% 5/15/2062	294	277
	UnitedHealth Group, Inc. 6.05% 2/15/2063	230	251
	Zoetis, Inc. 5.60% 11/16/2032	2,850	2,964

			392,258

Communication	AT&T, Inc. 1.70% 3/25/2026	19,000	17,145
services	AT&T, Inc. 1.65% 2/1/2028	4,700	3,977
3.31%	AT&T, Inc. 4.30% 2/15/2030	15,940	15,047
	AT&T, Inc. 2.55% 12/1/2033	15,003	11,574
	AT&T, Inc. 3.50% 9/15/2053	19,935	13,545
	CCO Holdings, LLC 4.75% 2/1/20322	1,265	1,028
	CCO Holdings, LLC 4.25% 1/15/20342	3,875	2,867
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 5/1/20272	4,800	4,484
	CCO Holdings, LLC and CCO Holdings Capital Corp. 2.25% 1/15/2029	1,351	1,090
	CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 4/1/2031	8,212	6,412
	CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 4/1/2033	2,642	2,268
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.75% 4/1/2048	5,000	4,114
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.25% 4/1/2053	1,240	962
	CenturyLink, Inc. 4.00% 2/15/20272	10,381	8,821
	Comcast Corp. 3.15% 2/15/2028	7,200	6,660
	Comcast Corp. 4.00% 3/1/2048	5,000	4,033
	Meta Platforms, Inc. 4.45% 8/15/2052	3,775	3,019
	Netflix, Inc. 4.875% 4/15/2028	23,259	22,511
	Netflix, Inc. 5.875% 11/15/2028	29,196	29,664
	Netflix, Inc. 6.375% 5/15/2029	5,078	5,235
	Netflix, Inc. 5.375% 11/15/20292	15,350	14,917
	Netflix, Inc. 4.875% 6/15/20302	18,215	17,018
	News Corp. 5.125% 2/15/20322	1,300	1,185
	SBA Tower Trust 1.631% 11/15/20262	6,741	5,735
	Sirius XM Radio, Inc. 4.00% 7/15/20282	675	589
	Sprint Corp. 7.625% 2/15/2025	6,665	6,895
	Tencent Holdings, Ltd. 2.39% 6/3/20302	10,000	8,153
	T-Mobile US, Inc. 3.50% 4/15/2025	3,275	3,152
	T-Mobile US, Inc. 2.25% 2/15/2026	2,388	2,177
	T-Mobile US, Inc. 2.625% 4/15/2026	9,691	8,899
	T-Mobile US, Inc. 3.75% 4/15/2027	5,000	4,717
	T-Mobile US, Inc. 2.625% 2/15/2029	3,117	2,643
	T-Mobile US, Inc. 2.40% 3/15/2029	1,224	1,035
	T-Mobile US, Inc. 3.875% 4/15/2030	4,500	4,087
	T-Mobile US, Inc. 2.875% 2/15/2031	17,956	14,862
	T-Mobile US, Inc. 3.00% 2/15/2041	2,100	1,490
	T-Mobile US, Inc. 3.40% 10/15/2052	12,280	8,307
	Verizon Communications, Inc. 4.329% 9/21/2028	1,539	1,483
	Verizon Communications, Inc. 1.75% 1/20/2031	15,450	12,023
	Verizon Communications, Inc. 2.55% 3/21/2031	7,535	6,215
	Verizon Communications, Inc. 2.355% 3/15/2032	2,815	2,239
	Verizon Communications, Inc. 3.40% 3/22/2041	2,050	1,549
	Verizon Communications, Inc. 2.875% 11/20/2050	3,000	1,894
	Verizon Communications, Inc. 3.55% 3/22/2051	1,975	1,416
	Verizon Communications, Inc. 3.875% 3/1/2052	3,155	2,408
	Vodafone Group PLC 4.25% 9/17/2050	3,050	2,340
	WarnerMedia Holdings, Inc. 3.428% 3/15/20242	6,552	6,364
	WarnerMedia Holdings, Inc. 3.638% 3/15/20252	3,056	2,909

184    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	WarnerMedia Holdings, Inc. 3.755% 3/15/20272	USD9,501	$ 8,569
services	WarnerMedia Holdings, Inc. 4.054% 3/15/20292	1,316	1,141
(continued)	WarnerMedia Holdings, Inc. 4.279% 3/15/20322	4,932	4,075
	WarnerMedia Holdings, Inc. 5.05% 3/15/20422	3,147	2,419
	WarnerMedia Holdings, Inc. 5.141% 3/15/20522	10,630	7,769
	WarnerMedia Holdings, Inc. 5.391% 3/15/20622	2,802	2,057
	ZipRecruiter, Inc. 5.00% 1/15/20302	1,500	1,239
			338,426

Industrials	ADT Security Corp. 4.125% 8/1/20292	510	434
3.13%	Air Lease Corp. 0.80% 8/18/2024	3,175	2,926
	Air Lease Corp. 2.875% 1/15/2026	10,172	9,423
	Air Lease Corp. 2.20% 1/15/2027	4,341	3,789
	Air Lease Corp. 2.10% 9/1/2028	2,450	2,000
	Avolon Holdings Funding, Ltd. 3.95% 7/1/20242	12,514	11,987
	Avolon Holdings Funding, Ltd. 2.125% 2/21/20262	8,333	7,181
	Avolon Holdings Funding, Ltd. 4.25% 4/15/20262	3,302	2,997
	Avolon Holdings Funding, Ltd. 3.25% 2/15/20272	8,000	6,857
	Avolon Holdings Funding, Ltd. 2.528% 11/18/20272	2,142	1,715
	BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055
	(3-month USD-LIBOR + 2.35% on 1/15/2026)1	1,680	1,590
	Boeing Company 4.508% 5/1/2023	11,358	11,338
	Boeing Company 1.95% 2/1/2024	5,646	5,441
	Boeing Company 2.80% 3/1/2024	500	485
	Boeing Company 4.875% 5/1/2025	32,512	32,292
	Boeing Company 2.75% 2/1/2026	18,384	17,057
	Boeing Company 2.196% 2/4/2026	18,411	16,748
	Boeing Company 3.10% 5/1/2026	649	611
	Boeing Company 2.70% 2/1/2027	6,473	5,852
	Boeing Company 5.04% 5/1/2027	14,350	14,215
	Boeing Company 3.25% 2/1/2028	11,379	10,353
	Boeing Company 3.25% 3/1/2028	1,925	1,724
	Boeing Company 5.15% 5/1/2030	42,874	41,935
	Boeing Company 3.625% 2/1/2031	1,602	1,408
	Boeing Company 3.90% 5/1/2049	1,411	997
	Boeing Company 5.805% 5/1/2050	4,122	3,843
	Canadian Pacific Railway, Ltd. 1.75% 12/2/2026	1,982	1,769
	Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	3,131	2,602
	Canadian Pacific Railway, Ltd. 3.00% 12/2/2041	1,677	1,271
	Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	3,111	2,106
	Carrier Global Corp. 3.377% 4/5/2040	15,000	11,443
	CSX Corp. 4.10% 11/15/2032	8,010	7,534
	CSX Corp. 4.50% 11/15/2052	6,670	5,828
	Dun & Bradstreet Corp. 5.00% 12/15/20292	2,798	2,398
	Eaton Corp. 4.15% 3/15/2033	1,518	1,416
	Eaton Corp. 4.70% 8/23/2052	535	487
	General Dynamics Corp. 3.625% 4/1/2030	675	629
	Mexico City Airport Trust 5.50% 10/31/2046	1,959	1,512
	Mexico City Airport Trust 5.50% 7/31/2047	5,909	4,564
	Mexico City Airport Trust 5.50% 7/31/20472	1,132	874
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/20272	2,690	2,441
	Norfolk Southern Corp. 4.55% 6/1/2053	1,188	1,039
	Northrop Grumman Corp. 3.25% 1/15/2028	10,845	10,021
	Raytheon Technologies Corp. 1.90% 9/1/2031	3,087	2,431
	Raytheon Technologies Corp. 2.375% 3/15/2032	1,321	1,073
	Raytheon Technologies Corp. 2.82% 9/1/2051	665	434
	Raytheon Technologies Corp. 3.03% 3/15/2052	1,190	812
	Republic Services, Inc. 2.375% 3/15/2033	1,635	1,309
	Spirit AeroSystems, Inc. 9.375% 11/30/20292	503	530

American Funds Insurance Series    185

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Summit Digitel Infrastructure Private, Ltd. 2.875% 8/12/20312	USD2,550	$ 1,962
(continued)	Triton Container International, Ltd. 1.15% 6/7/20242	1,609	1,489
	Triton Container International, Ltd. 3.15% 6/15/20312	2,482	1,934
	Union Pacific Corp. 2.15% 2/5/2027	2,213	2,002
	Union Pacific Corp. 2.40% 2/5/2030	4,454	3,820
	Union Pacific Corp. 2.375% 5/20/2031	3,938	3,326
	Union Pacific Corp. 2.80% 2/14/2032	6,734	5,832
	Union Pacific Corp. 3.375% 2/14/2042	530	424
	Union Pacific Corp. 3.25% 2/5/2050	7,000	5,078
	Union Pacific Corp. 2.95% 3/10/2052	1,405	957
	United Rentals, Inc. 5.50% 5/15/2027	2,500	2,472
	United Technologies Corp. 3.125% 5/4/2027	4,551	4,245
	United Technologies Corp. 4.125% 11/16/2028	4,974	4,771
	Waste Management, Inc. 4.15% 4/15/2032	2,155	2,057

			320,090

Energy	Antero Resources Corp. 5.375% 3/1/20302	280	260
2.54%	Apache Corp. 4.625% 11/15/2025	645	624
	Apache Corp. 4.25% 1/15/2030	2,465	2,186
	Apache Corp. 5.35% 7/1/2049	800	648
	Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,020
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	702
	Canadian Natural Resources, Ltd. 3.85% 6/1/2027	1,151	1,086
	Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,756
	Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,032
	Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,378
	Cenovus Energy, Inc. 5.25% 6/15/2037	770	704
	Cenovus Energy, Inc. 5.40% 6/15/2047	14,816	13,323
	Cheniere Energy Partners, LP 3.25% 1/31/2032	937	746
	Chevron Corp. 2.954% 5/16/2026	3,365	3,196
	Chevron Corp. 3.078% 5/11/2050	692	500
	Devon Energy Corp. 4.50% 1/15/2030	5,197	4,850
	DT Midstream, Inc. 4.125% 6/15/20292	555	478
	Ecopetrol SA 5.875% 5/28/2045	452	316
	Enbridge, Inc. 4.00% 10/1/2023	1,500	1,488
	Energy Transfer Partners, LP 6.25% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 4.028% on 2/15/2023)1	7,850	6,682
	Energy Transfer Partners, LP 6.625% junior subordinated perpetual bonds
	(3-month USD-LIBOR + 4.155% on 2/15/2049)1	500	373
	EQT Corp. 5.70% 4/1/2028	1,223	1,218
	EQT Corp. 7.25% 2/1/20301	7,500	7,791
	Equinor ASA 3.625% 9/10/2028	4,928	4,673
	Equinor ASA 3.125% 4/6/2030	20,000	18,004
	Equinor ASA 3.25% 11/18/2049	5,687	4,159
	Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,417
	Exxon Mobil Corp. 2.61% 10/15/2030	1,040	911
	Occidental Petroleum Corp. 8.875% 7/15/2030	630	712
	Odebrecht Drilling Norbe 7.35% PIK 12/1/20262,4	40	22
	Odebrecht Drilling Norbe 0% perpetual bonds2	1,150	3
	Oleoducto Central SA 4.00% 7/14/20272	1,715	1,516
	Oleoducto Central SA 4.00% 7/14/2027	350	309
	Petróleos Mexicanos 3.50% 1/30/2023	1,500	1,496
	Petróleos Mexicanos 6.875% 10/16/2025	5,000	4,903
	Petróleos Mexicanos 6.875% 8/4/2026	24,876	23,550
	Petróleos Mexicanos 6.49% 1/23/2027	20,653	18,867
	Petróleos Mexicanos 6.50% 3/13/2027	31,829	29,102
	Petróleos Mexicanos 6.50% 1/23/2029	3,139	2,694
	Petróleos Mexicanos 8.75% 6/2/2029	5,805	5,451
	Petróleos Mexicanos 6.70% 2/16/2032	14,854	11,693

186    American Funds Insurance Series
The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	Qatar Petroleum 2.25% 7/12/20312	USD22,020	$ 18,281
(continued)	Qatar Petroleum 3.125% 7/12/20412	7,310	5,644
	Qatar Petroleum 3.30% 7/12/20512	2,185	1,619
	SA Global Sukuk, Ltd. 1.602% 6/17/20262	7,645	6,842
	Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	5,148	5,152
	Shell International Finance BV 3.875% 11/13/2028	9,410	9,081
	Shell International Finance BV 2.75% 4/6/2030	1,186	1,043
	Southwestern Energy Co. 5.95% 1/23/20251	495	487
	Total Capital Canada, Ltd. 2.75% 7/15/2023	2,140	2,113
	Total Capital International 3.455% 2/19/2029	885	822
	TransCanada PipeLines, Ltd. 4.10% 4/15/2030	1,578	1,449
	Western Midstream Operating, LP 3.35% 2/1/20251	2,782	2,637
	Western Midstream Operating, LP 4.30% 2/1/20301	2,202	1,927
	Western Midstream Operating, LP 5.50% 2/1/20501	3,079	2,542
	Williams Partners, LP 4.50% 11/15/2023	500	497
	Williams Partners, LP 4.30% 3/4/2024	595	588

			259,563

Consumer staples	7-Eleven, Inc. 1.80% 2/10/20312	4,676	3,582
1.83%	7-Eleven, Inc. 2.80% 2/10/20512	5,000	3,082
	Altria Group, Inc. 4.40% 2/14/2026	4,585	4,494
	Altria Group, Inc. 4.50% 5/2/2043	1,585	1,196
	Altria Group, Inc. 5.95% 2/14/2049	8,434	7,539
	Anheuser-Busch InBev NV 4.75% 1/23/2029	7,500	7,419
	Anheuser-Busch InBev NV 5.55% 1/23/2049	5,000	4,971
	Anheuser-Busch InBev NV 4.50% 6/1/2050	1,355	1,192
	British American Tobacco International Finance PLC 3.95% 6/15/20252	16,879	16,226
	British American Tobacco International Finance PLC 1.668% 3/25/2026	4,070	3,611
	British American Tobacco PLC 3.557% 8/15/2027	9,561	8,750
	British American Tobacco PLC 4.448% 3/16/2028	3,065	2,844
	British American Tobacco PLC 2.259% 3/25/2028	4,348	3,616
	British American Tobacco PLC 4.742% 3/16/2032	2,675	2,381
	British American Tobacco PLC 4.39% 8/15/2037	1,500	1,171
	British American Tobacco PLC 4.54% 8/15/2047	13,490	9,582
	British American Tobacco PLC 4.758% 9/6/2049	21,450	15,620
	British American Tobacco PLC 5.65% 3/16/2052	430	356
	Conagra Brands, Inc. 5.30% 11/1/2038	436	412
	Conagra Brands, Inc. 5.40% 11/1/2048	57	53
	Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,035
	Constellation Brands, Inc. 4.35% 5/9/2027	890	868
	Constellation Brands, Inc. 2.875% 5/1/2030	620	529
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,185
	Constellation Brands, Inc. 4.75% 5/9/2032	2,284	2,205
	Imperial Tobacco Finance PLC 6.125% 7/27/20272	1,810	1,804
	JBS USA Lux SA 2.50% 1/15/20272	3,880	3,399
	JBS USA Lux SA 3.00% 2/2/20292	2,709	2,248
	JBS USA Lux SA 5.50% 1/15/20302	435	415
	JBS USA Lux SA 3.625% 1/15/20322	1,430	1,160
	JBS USA Lux SA 3.00% 5/15/20322	3,430	2,635
	JBS USA Lux SA 5.75% 4/1/20332	7,368	7,046
	Kraft Heinz Company 5.50% 6/1/2050	2,725	2,619
	PepsiCo, Inc. 1.95% 10/21/2031	6,979	5,658
	Philip Morris International, Inc. 5.00% 11/17/2025	6,555	6,592
	Philip Morris International, Inc. 5.125% 11/17/2027	4,898	4,942
	Philip Morris International, Inc. 5.625% 11/17/2029	4,309	4,382
	Philip Morris International, Inc. 5.75% 11/17/2032	6,327	6,470
	Philip Morris International, Inc. 4.125% 3/4/2043	4,117	3,270
	Philip Morris International, Inc. 4.875% 11/15/2043	5,433	4,774
	PT Indofood CBP Sukses Makmur Tbk 3.398% 6/9/2031	3,110	2,590

American Funds Insurance Series    187

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer staples	PT Indofood CBP Sukses Makmur Tbk 4.745% 6/9/2051	USD685	$507
(continued)	Reynolds American, Inc. 4.45% 6/12/2025	14,570	14,267
	Reynolds American, Inc. 5.85% 8/15/2045	1,688	1,445
	Wal-Mart Stores, Inc. 4.15% 9/9/2032	570	557
	Wal-Mart Stores, Inc. 4.50% 9/9/2052	480	460

			187,159

Information	Analog Devices, Inc. 2.80% 10/1/2041	521	383
technology	Apple, Inc. 2.70% 8/5/2051	7,080	4,701
0.82%	Apple, Inc. 3.95% 8/8/2052	1,805	1,544
	Block, Inc. 2.75% 6/1/2026	1,975	1,767
	Block, Inc. 3.50% 6/1/2031	825	659
	Broadcom Corp. 3.875% 1/15/2027	7,027	6,657
	Broadcom, Inc. 4.00% 4/15/20292	1,470	1,338
	Broadcom, Inc. 4.15% 4/15/20322	2,270	1,999
	Broadcom, Inc. 3.469% 4/15/20342	33,872	27,121
	Broadcom, Inc. 3.137% 11/15/20352	2,149	1,587
	Broadcom, Inc. 3.187% 11/15/20362	4,803	3,465
	Broadcom, Inc. 4.926% 5/15/20372	4,049	3,547
	Global Payments, Inc. 2.90% 11/15/2031	1,005	795
	Oracle Corp. 1.65% 3/25/2026	4,867	4,363
	Oracle Corp. 2.30% 3/25/2028	6,875	5,967
	Oracle Corp. 2.875% 3/25/2031	3,345	2,782
	Oracle Corp. 3.95% 3/25/2051	4,869	3,490
	PayPal Holdings, Inc. 5.05% 6/1/2052	3,775	3,439
	salesforce.com, inc. 1.95% 7/15/2031	3,775	3,019
	salesforce.com, inc. 2.70% 7/15/2041	875	628
	salesforce.com, inc. 2.90% 7/15/2051	5,140	3,393
	salesforce.com, inc. 3.05% 7/15/2061	265	170
	VeriSign, Inc. 2.70% 6/15/2031	1,494	1,220

			84,034

Real estate	American Tower Corp. 1.45% 9/15/2026	657	574
0.70%	American Tower Corp. 3.65% 3/15/2027	2,291	2,143
	Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/20312	395	318
	Corporate Office Properties, LP 2.00% 1/15/2029	1,139	876
	Corporate Office Properties, LP 2.75% 4/15/2031	1,547	1,161
	Corporate Office Properties, LP 2.90% 12/1/2033	564	402
	Equinix, Inc. 2.90% 11/18/2026	3,287	3,009
	Equinix, Inc. 3.20% 11/18/2029	3,846	3,356
	Equinix, Inc. 2.50% 5/15/2031	7,760	6,254
	Equinix, Inc. 3.90% 4/15/2032	1,155	1,029
	Equinix, Inc. 3.40% 2/15/2052	1,201	823
	Extra Space Storage, Inc. 2.35% 3/15/2032	698	530
	FibraSOMA 4.375% 7/22/20312	1,475	1,105
	Hospitality Properties Trust 4.50% 3/15/2025	855	739
	Hospitality Properties Trust 3.95% 1/15/2028	1,710	1,217
	Howard Hughes Corp. 4.375% 2/1/20312	675	547
	Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	767	636
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,048	1,518
	Invitation Homes Operating Partnership, LP 2.70% 1/15/2034	660	483
	Iron Mountain, Inc. 4.875% 9/15/20272	1,605	1,479
	Iron Mountain, Inc. 5.25% 3/15/20282	3,500	3,226
	Iron Mountain, Inc. 5.25% 7/15/20302	675	588
	Omega Healthcare Investors, Inc. 4.375% 8/1/2023	186	185
	Piedmont Operating Partnership, LP 4.45% 3/15/2024	1,000	983
	Public Storage 1.95% 11/9/2028	993	849
	Public Storage 2.30% 5/1/2031	3,195	2,601

188    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Real estate	Scentre Group 3.50% 2/12/20252	USD4,565	$4,372
(continued)	Sun Communities Operating, LP 2.30% 11/1/2028	1,026	856
	Sun Communities Operating, LP 2.70% 7/15/2031	3,877	3,070
	VICI Properties, LP 4.375% 5/15/2025	670	652
	VICI Properties, LP 4.75% 2/15/2028	6,844	6,505
	VICI Properties, LP 4.95% 2/15/2030	5,515	5,257
	VICI Properties, LP 4.125% 8/15/20302	425	373
	VICI Properties, LP 5.125% 5/15/2032	11,766	10,917
	VICI Properties, LP 5.625% 5/15/2052	2,695	2,388

			71,021

Materials	Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,178
0.13%	Celanese US Holdings, LLC 6.05% 3/15/2025	195	194
	Celanese US Holdings, LLC 6.165% 7/15/2027	2,875	2,840
	Celanese US Holdings, LLC 6.33% 7/15/2029	775	755
	Celanese US Holdings, LLC 6.379% 7/15/2032	2,055	1,960
	Glencore Funding, LLC 2.625% 9/23/20312	790	631
	Glencore Funding, LLC 3.375% 9/23/20512	370	242
	International Flavors & Fragrances, Inc. 2.30% 11/1/20302	3,536	2,813
	Methanex Corp. 5.125% 10/15/2027	510	474
	Nova Chemicals Corp. 4.25% 5/15/20292	425	348
	South32 Treasury, Ltd. 4.35% 4/14/20322	1,384	1,188
			13,623

Municipals	Aeropuerto International de Tocume SA 4.00% 8/11/20412	730	603
0.01%	Aeropuerto International de Tocume SA 5.125% 8/11/20612	565	464
			1,067
	Total corporate bonds, notes & loans
			3,535,583
U.S. Treasury bonds & notes 27.43%

U.S. Treasury	U.S. Treasury 0.125% 5/31/2023	39,035	38,325
14.76%	U.S. Treasury 2.25% 12/31/2023	24,768	24,174
	U.S. Treasury 1.50% 2/29/2024	9,807	9,455
	U.S. Treasury 2.50% 4/30/2024	22,390	21,755
	U.S. Treasury 0.375% 9/15/2024	15,740	14,672
	U.S. Treasury 4.50% 11/30/2024	38,095	38,103
	U.S. Treasury 3.00% 7/15/2025	97,643	94,593
	U.S. Treasury 4.00% 12/15/2025	67,475	67,053
	U.S. Treasury 0.375% 12/31/2025	44,080	39,409
	U.S. Treasury 0.375% 1/31/2026	40,000	35,602
	U.S. Treasury 0.75% 5/31/2026	20,625	18,401
	U.S. Treasury 0.75% 8/31/2026	26,766	23,705
	U.S. Treasury 1.375% 8/31/2026	45,000	40,809
	U.S. Treasury 0.50% 4/30/2027	45,625	39,295
	U.S. Treasury 2.75% 4/30/2027	11,500	10,903
	U.S. Treasury 2.25% 11/15/20275	105,830	97,546
	U.S. Treasury 6.125% 11/15/2027	24,000	26,188
	U.S. Treasury 3.875% 11/30/2027	46,272	46,021
	U.S. Treasury 1.25% 5/31/2028	21,480	18,605
	U.S. Treasury 3.875% 11/30/2029	149	148
	U.S. Treasury 3.875% 12/31/2029	5,750	5,710
	U.S. Treasury 1.625% 5/15/2031	1,630	1,372
	U.S. Treasury 4.125% 11/15/2032	15,000	15,299
	U.S. Treasury 4.25% 5/15/2039	106,700	110,123
	U.S. Treasury 1.125% 5/15/2040	124,213	77,947
	U.S. Treasury 1.375% 11/15/2040	40,000	26,058
	U.S. Treasury 1.875% 2/15/2041	46,900	33,221

American Funds Insurance Series    189

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury 2.00% 11/15/2041	USD247	$177
(continued)	U.S. Treasury 2.375% 2/15/2042	3,271	2,500
	U.S. Treasury 4.00% 11/15/2042	766	751
	U.S. Treasury 3.00% 2/15/2049	123,340	102,162
	U.S. Treasury 1.25% 5/15/2050	21,285	11,514
	U.S. Treasury 2.00% 8/15/2051	1,587	1,044
	U.S. Treasury 1.875% 11/15/2051	4,670	2,974
	U.S. Treasury 3.00% 8/15/20525	493,436	409,137
	U.S. Treasury 4.00% 11/15/2052	3,800	3,820

			1,508,571

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 1/15/20236	206,245	205,862
inflation-protected	U.S. Treasury Inflation-Protected Security 0.625% 4/15/20236	85,927	85,102
securities	U.S. Treasury Inflation-Protected Security 0.375% 7/15/20236	6,574	6,498
12.67%	U.S. Treasury Inflation-Protected Security 0.625% 1/15/20246	255,440	250,190
	U.S. Treasury Inflation-Protected Security 0.50% 4/15/20246	29,208	28,425
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/20246	250,395	242,546
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/20246	57,910	55,812
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/20256	26,921	25,840
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/20256	28,626	27,283
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/20256	71,002	68,225
	U.S. Treasury Inflation-Protected Security 0.625% 1/15/20266	3,300	3,168
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/20266	13,368	12,538
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/20276	66,635	62,091
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/20276	85,852	80,941
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/20276	21,184	21,157
	U.S. Treasury Inflation-Protected Security 0.50% 1/15/20285,6	90,600	85,240
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/20316	20,209	17,930
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/20316	13,385	11,811
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/20516	6,118	3,947
			1,294,606
	Total U.S. Treasury bonds & notes
			2,803,177
Mortgage-backed obligations 25.81%

Federal agency	Fannie Mae Pool #254764 5.50% 6/1/20237	—8	—8
mortgage-backed	Fannie Mae Pool #AB1068 4.50% 5/1/20257	37	37
obligations	Fannie Mae Pool #256133 4.50% 1/1/20267	32	31
23.23%	Fannie Mae Pool #AR3058 3.00% 1/1/20287	75	72
	Fannie Mae Pool #AS8018 3.00% 9/1/20317	44	42
	Fannie Mae Pool #BM4741 3.00% 4/1/20327	28	27
	Fannie Mae Pool #913966 6.00% 2/1/20377	34	36
	Fannie Mae Pool #945680 6.00% 9/1/20377	426	444
	Fannie Mae Pool #924866 2.765% 10/1/20373,7	419	410
	Fannie Mae Pool #988588 5.50% 8/1/20387	185	192
	Fannie Mae Pool #889982 5.50% 11/1/20387	919	953
	Fannie Mae Pool #AB1297 5.00% 8/1/20407	191	194
	Fannie Mae Pool #AH8144 5.00% 4/1/20417	805	810
	Fannie Mae Pool #AH9479 5.00% 4/1/20417	754	764
	Fannie Mae Pool #AI1862 5.00% 5/1/20417	952	963
	Fannie Mae Pool #AI3510 5.00% 6/1/20417	524	530
	Fannie Mae Pool #AJ0704 5.00% 9/1/20417	444	452
	Fannie Mae Pool #AJ5391 5.00% 11/1/20417	321	325
	Fannie Mae Pool #MA4501 2.00% 12/1/20417	9,994	8,437
	Fannie Mae Pool #MA4540 2.00% 2/1/20427	2,628	2,218
	Fannie Mae Pool #AZ3904 4.00% 5/1/20457	42	40
	Fannie Mae Pool #FM9416 3.50% 7/1/20457	2,819	2,610
	Fannie Mae Pool #AL8522 3.50% 5/1/20467	896	833
	Fannie Mae Pool #BD1968 4.00% 7/1/20467	792	757

190    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #BD5477 4.00% 7/1/20467	USD137	$ 132
mortgage-backed	Fannie Mae Pool #BE0592 4.00% 11/1/20467	313	295
obligations	Fannie Mae Pool #MA3058 4.00% 7/1/20477	42	40
(continued)	Fannie Mae Pool #CA0770 3.50% 11/1/20477	4,696	4,364
	Fannie Mae Pool #CA0706 4.00% 11/1/20477	91	87
	Fannie Mae Pool #BM4413 4.50% 12/1/20477	2,854	2,812
	Fannie Mae Pool #CA1189 3.50% 2/1/20487	1,384	1,285
	Fannie Mae Pool #BJ5749 4.00% 5/1/20487	16	16
	Fannie Mae Pool #BF0293 3.00% 7/1/20487	6,893	6,129
	Fannie Mae Pool #BF0318 3.50% 8/1/20487	5,642	5,198
	Fannie Mae Pool #FM4891 3.50% 10/1/20487	20,838	19,368
	Fannie Mae Pool #BM4676 4.00% 10/1/20487	13	12
	Fannie Mae Pool #FM3280 3.50% 5/1/20497	738	684
	Fannie Mae Pool #CA3807 3.00% 7/1/20497	1,416	1,267
	Fannie Mae Pool #CA3806 3.00% 7/1/20497	913	818
	Fannie Mae Pool #FM1262 4.00% 7/1/20497	22,731	21,695
	Fannie Mae Pool #FM0007 3.50% 9/1/20497	15,691	14,461
	Fannie Mae Pool #FM1589 3.50% 9/1/20497	4,398	4,048
	Fannie Mae Pool #FM1954 3.50% 11/1/20497	6,796	6,252
	Fannie Mae Pool #CA5968 2.50% 6/1/20507	6,170	5,302
	Fannie Mae Pool #FM5507 3.00% 7/1/20507	18,556	16,591
	Fannie Mae Pool #CA6309 3.00% 7/1/20507	6,665	5,981
	Fannie Mae Pool #BP6715 2.00% 9/1/20507	1	1
	Fannie Mae Pool #CA7028 2.50% 9/1/20507	1,108	957
	Fannie Mae Pool #BQ3005 2.50% 10/1/20507	1,935	1,646
	Fannie Mae Pool #CA7257 2.50% 10/1/20507	314	270
	Fannie Mae Pool #CA7599 2.50% 11/1/20507	7,463	6,437
	Fannie Mae Pool #FM4897 3.00% 11/1/20507	18,989	17,095
	Fannie Mae Pool #MA4208 2.00% 12/1/20507	12,762	10,450
	Fannie Mae Pool #CA8828 2.50% 2/1/20517	6,306	5,420
	Fannie Mae Pool #CB0290 2.00% 4/1/20517	21,666	17,724
	Fannie Mae Pool #MA4305 2.00% 4/1/20517	33	27
	Fannie Mae Pool #BR1035 2.00% 5/1/20517	20	16
	Fannie Mae Pool #FM7510 3.00% 6/1/20517	242	213
	Fannie Mae Pool #FM7900 2.50% 7/1/20517	533	457
	Fannie Mae Pool #FM8442 2.50% 8/1/20517	9,106	7,723
	Fannie Mae Pool #CB1527 2.50% 9/1/20517	1,264	1,074
	Fannie Mae Pool #FS0965 2.00% 11/1/20517	156	128
	Fannie Mae Pool #CB2402 2.50% 12/1/20517	4,932	4,181
	Fannie Mae Pool #FM9846 2.50% 12/1/20517	569	483
	Fannie Mae Pool #CB2787 3.50% 12/1/20517	27	25
	Fannie Mae Pool #FS2776 2.50% 1/1/20527	3,264	2,769
	Fannie Mae Pool #CB2765 2.00% 2/1/20527	6,870	5,649
	Fannie Mae Pool #FS0647 3.00% 2/1/20527	41,218	36,792
	Fannie Mae Pool #CB3744 2.50% 3/1/20527	1,000	848
	Fannie Mae Pool #CB3170 3.00% 3/1/20527	392	345
	Fannie Mae Pool #BV7773 2.50% 4/1/20527	9,356	7,942
	Fannie Mae Pool #BV5370 2.50% 4/1/20527	8,486	7,196
	Fannie Mae Pool #BV2994 2.50% 4/1/20527	3,401	2,887
	Fannie Mae Pool #MA4578 2.50% 4/1/20527	780	662
	Fannie Mae Pool #BV7521 2.50% 5/1/20527	1,000	848
	Fannie Mae Pool #CB3495 3.00% 5/1/20527	1,174	1,031
	Fannie Mae Pool #MA4599 3.00% 5/1/20527	500	439
	Fannie Mae Pool #BV9975 2.50% 6/1/20527	3,301	2,802
	Fannie Mae Pool #BV2452 3.00% 6/1/20527	739	649
	Fannie Mae Pool #CB4159 4.00% 7/1/20527	1,689	1,586
	Fannie Mae Pool #BW1001 4.50% 7/1/20527	675	651
	Fannie Mae Pool #BV2562 4.50% 7/1/20527	522	503
	Fannie Mae Pool #MA4699 3.50% 8/1/20527	900	819
	Fannie Mae Pool #MA4700 4.00% 8/1/20527	2,823	2,651
	Fannie Mae Pool #BV8024 4.00% 8/1/20527	2,138	2,008

American Funds Insurance Series    191

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #BW9409 4.50% 8/1/20527	USD1,998	$ 1,925
mortgage-backed	Fannie Mae Pool #BW5751 4.50% 8/1/20527	1,983	1,910
obligations	Fannie Mae Pool #BW2284 4.50% 8/1/20527	1,944	1,873
(continued)	Fannie Mae Pool #BW6191 4.50% 8/1/20527	999	965
	Fannie Mae Pool #BW7611 4.50% 8/1/20527	974	938
	Fannie Mae Pool #BW8077 4.50% 8/1/20527	90	86
	Fannie Mae Pool #MA4732 4.00% 9/1/20527	9,060	8,508
	Fannie Mae Pool #BW7326 4.00% 9/1/20527	1,831	1,720
	Fannie Mae Pool #BW9348 4.00% 9/1/20527	1,588	1,491
	Fannie Mae Pool #BW8103 4.00% 9/1/20527	1,504	1,412
	Fannie Mae Pool #BV0952 4.50% 9/1/20527	4,153	4,001
	Fannie Mae Pool #BW3812 4.50% 9/1/20527	3,994	3,848
	Fannie Mae Pool #BW9386 4.50% 9/1/20527	2,996	2,888
	Fannie Mae Pool #BV0957 4.50% 9/1/20527	2,996	2,887
	Fannie Mae Pool #BW8692 4.50% 9/1/20527	999	963
	Fannie Mae Pool #BW9180 4.50% 9/1/20527	420	405
	Fannie Mae Pool #BW8497 4.50% 9/1/20527	65	63
	Fannie Mae Pool #BW7702 4.50% 9/1/20527	42	40
	Fannie Mae Pool #MA4761 5.00% 9/1/20527	36,426	35,956
	Fannie Mae Pool #BW1295 3.50% 10/1/20527	574	522
	Fannie Mae Pool #BW8980 4.00% 10/1/20527	5,933	5,571
	Fannie Mae Pool #BW1210 4.00% 10/1/20527	4,482	4,208
	Fannie Mae Pool #BW7356 4.00% 10/1/20527	3,728	3,500
	Fannie Mae Pool #BX0509 4.00% 10/1/20527	1,604	1,506
	Fannie Mae Pool #CB4794 4.50% 10/1/20527	15,949	15,370
	Fannie Mae Pool #MA4784 4.50% 10/1/20527	10,684	10,294
	Fannie Mae Pool #BW8745 4.50% 10/1/20527	4,974	4,792
	Fannie Mae Pool #BX0097 4.50% 10/1/20527	2,995	2,885
	Fannie Mae Pool #BW7795 4.50% 10/1/20527	496	478
	Fannie Mae Pool #BW8592 4.50% 10/1/20527	149	143
	Fannie Mae Pool #MA4820 6.50% 10/1/20527	294	303
	Fannie Mae Pool #MA4854 2.50% 11/1/20527	902	765
	Fannie Mae Pool #MA4803 3.50% 11/1/20527	7,069	6,431
	Fannie Mae Pool #MA4804 4.00% 11/1/20527	9,106	8,550
	Fannie Mae Pool #BW1310 4.00% 11/1/20527	1,677	1,574
	Fannie Mae Pool #BX1042 4.50% 11/1/20527	548	528
	Fannie Mae Pool #BX1516 4.50% 11/1/20527	542	523
	Fannie Mae Pool #BX1035 4.50% 11/1/20527	308	297
	Fannie Mae Pool #BX3075 4.50% 11/1/20527	291	280
	Fannie Mae Pool #BX2558 4.50% 11/1/20527	62	60
	Fannie Mae Pool #MA4805 4.50% 11/1/20527	36	35
	Fannie Mae Pool #BW1380 4.50% 12/1/20527	13,486	12,993
	Fannie Mae Pool #MA4840 4.50% 12/1/20527	4,721	4,549
	Fannie Mae Pool #MA4841 5.00% 12/1/20527	4,013	3,961
	Fannie Mae Pool #MA4877 6.50% 12/1/20527	58,203	59,707
	Fannie Mae Pool #BX4022 6.50% 12/1/20527	200	205
	Fannie Mae Pool #MA4868 5.00% 1/1/20537	8,583	8,472
	Fannie Mae Pool #MA4895 6.50% 1/1/20537	4,225	4,335
	Fannie Mae Pool #BF0145 3.50% 3/1/20577	11,899	10,887
	Fannie Mae Pool #BF0264 3.50% 5/1/20587	9,059	8,322
	Fannie Mae Pool #BF0332 3.00% 1/1/20597	19,463	17,158
	Fannie Mae Pool #BF0497 3.00% 7/1/20607	22,447	19,666
	Fannie Mae Pool #BF0585 4.50% 12/1/20617	1,326	1,293
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/20253,7	—8	—8
	Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/20417	7	7
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/20417	17	19
	Fannie Mae, Series 2002-W1, Class 2A, 4.915% 2/25/20423,7	21	21
	Freddie Mac Pool #ZS8507 3.00% 11/1/20287	113	108
	Freddie Mac Pool #ZK7590 3.00% 1/1/20297	2,445	2,346
	Freddie Mac Pool #A15120 5.50% 10/1/20337	51	52
	Freddie Mac Pool #QN1073 3.00% 12/1/20347	46	44

192    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #G05196 5.50% 10/1/20387	USD50	$52
mortgage-backed	Freddie Mac Pool #G05267 5.50% 12/1/20387	37	39
obligations	Freddie Mac Pool #G06020 5.50% 12/1/20397	72	75
(continued)	Freddie Mac Pool #G05860 5.50% 2/1/20407	265	275
	Freddie Mac Pool #A93948 4.50% 9/1/20407	157	156
	Freddie Mac Pool #G06868 4.50% 4/1/20417	177	176
	Freddie Mac Pool #G06841 5.50% 6/1/20417	422	439
	Freddie Mac Pool #RB5138 2.00% 12/1/20417	2,632	2,222
	Freddie Mac Pool #RB5145 2.00% 2/1/20427	2,569	2,169
	Freddie Mac Pool #RB5148 2.00% 3/1/20427	5,501	4,643
	Freddie Mac Pool #Z40130 3.00% 1/1/20467	20,778	18,802
	Freddie Mac Pool #ZT2100 3.00% 4/1/20477	109	98
	Freddie Mac Pool #G08789 4.00% 11/1/20477	628	603
	Freddie Mac Pool #G61733 3.00% 12/1/20477	5,178	4,642
	Freddie Mac Pool #G67709 3.50% 3/1/20487	13,489	12,616
	Freddie Mac Pool #G61628 3.50% 9/1/20487	330	307
	Freddie Mac Pool #Q58494 4.00% 9/1/20487	1,273	1,217
	Freddie Mac Pool #ZN4842 3.50% 4/1/20497	751	693
	Freddie Mac Pool #RA1369 3.50% 9/1/20497	1,997	1,840
	Freddie Mac Pool #SD7508 3.50% 10/1/20497	10,988	10,187
	Freddie Mac Pool #QA4673 3.00% 11/1/20497	29,606	26,538
	Freddie Mac Pool #SD8090 2.00% 9/1/20507	1,362	1,115
	Freddie Mac Pool #SD8106 2.00% 11/1/20507	2,836	2,321
	Freddie Mac Pool #SD8128 2.00% 2/1/20517	115	94
	Freddie Mac Pool #SD8134 2.00% 3/1/20517	191	156
	Freddie Mac Pool #RA5288 2.00% 5/1/20517	2,916	2,387
	Freddie Mac Pool #SD1852 2.50% 6/1/20517	13,776	11,687
	Freddie Mac Pool #QC2817 2.50% 6/1/20517	2,789	2,389
	Freddie Mac Pool #QC7173 2.50% 9/1/20517	3,203	2,723
	Freddie Mac Pool #QD1746 2.50% 11/1/20517	3,044	2,585
	Freddie Mac Pool #SD1385 2.50% 11/1/20517	1,671	1,434
	Freddie Mac Pool #RA6485 3.00% 12/1/20517	35,637	31,327
	Freddie Mac Pool #SD7552 2.50% 1/1/20527	11,001	9,407
	Freddie Mac Pool #QD5725 2.50% 1/1/20527	2,995	2,544
	Freddie Mac Pool #QD4799 2.50% 1/1/20527	1,000	848
	Freddie Mac Pool #RA6608 3.00% 2/1/20527	888	780
	Freddie Mac Pool #QD7089 3.50% 2/1/20527	867	790
	Freddie Mac Pool #QE0327 2.50% 4/1/20527	1,000	849
	Freddie Mac Pool #QE2020 2.50% 5/1/20527	7,000	5,941
	Freddie Mac Pool #SD8219 2.50% 6/1/20527	73,484	62,311
	Freddie Mac Pool #SD8220 3.00% 6/1/20527	3,363	2,957
	Freddie Mac Pool #QE4855 3.50% 6/1/20527	68	62
	Freddie Mac Pool #QE4084 6.50% 6/1/20527	333	345
	Freddie Mac Pool #SD8234 2.50% 8/1/20527	5,524	4,684
	Freddie Mac Pool #SD8237 4.00% 8/1/20527	2,186	2,053
	Freddie Mac Pool #QE9057 4.00% 8/1/20527	1,368	1,285
	Freddie Mac Pool #QE8065 4.50% 8/1/20527	4,104	3,954
	Freddie Mac Pool #QE7539 4.50% 8/1/20527	2,160	2,083
	Freddie Mac Pool #QE8253 4.50% 8/1/20527	1,712	1,649
	Freddie Mac Pool #QE6903 4.50% 8/1/20527	248	239
	Freddie Mac Pool #QE7702 4.50% 8/1/20527	35	34
	Freddie Mac Pool #SD8242 3.00% 9/1/20527	73	64
	Freddie Mac Pool #QE9625 4.00% 9/1/20527	1,763	1,655
	Freddie Mac Pool #SD8244 4.00% 9/1/20527	1,457	1,368
	Freddie Mac Pool #QE9919 4.50% 9/1/20527	23,534	22,676
	Freddie Mac Pool #QF0313 4.50% 9/1/20527	9,988	9,636
	Freddie Mac Pool #QF0660 4.50% 9/1/20527	2,996	2,889
	Freddie Mac Pool #QE9813 4.50% 9/1/20527	406	392
	Freddie Mac Pool #QF0820 4.50% 9/1/20527	366	353
	Freddie Mac Pool #RA7930 4.50% 9/1/20527	306	295
	Freddie Mac Pool #QF1205 4.50% 9/1/20527	298	287

American Funds Insurance Series    193

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #QF0311 5.00% 9/1/20527	USD17,998	$ 17,766
mortgage-backed	Freddie Mac Pool #QF2029 3.00% 10/1/20527	696	612
obligations	Freddie Mac Pool #QF1464 4.00% 10/1/20527	1,691	1,588
(continued)	Freddie Mac Pool #QF2379 4.50% 10/1/20527	4,994	4,816
	Freddie Mac Pool #QF1254 4.50% 10/1/20527	3,226	3,108
	Freddie Mac Pool #QF1849 4.50% 10/1/20527	2,140	2,062
	Freddie Mac Pool #QF2136 4.50% 10/1/20527	1,908	1,838
	Freddie Mac Pool #QF0819 4.50% 10/1/20527	863	833
	Freddie Mac Pool #QF2380 4.50% 10/1/20527	632	611
	Freddie Mac Pool #QF2845 4.50% 10/1/20527	537	518
	Freddie Mac Pool #QF2182 4.50% 10/1/20527	303	292
	Freddie Mac Pool #QF0866 4.50% 10/1/20527	126	121
	Freddie Mac Pool #SD8263 3.00% 11/1/20527	14,713	12,932
	Freddie Mac Pool #SD8264 3.50% 11/1/20527	4,331	3,940
	Freddie Mac Pool #QF3144 3.50% 11/1/20527	673	614
	Freddie Mac Pool #SD1896 4.00% 11/1/20527	20,313	19,355
	Freddie Mac Pool #SD1894 4.00% 11/1/20527	7,177	6,853
	Freddie Mac Pool #QF3364 4.00% 11/1/20527	2,753	2,585
	Freddie Mac Pool #QF2936 4.50% 11/1/20527	2,907	2,801
	Freddie Mac Pool #QF2846 4.50% 11/1/20527	998	961
	Freddie Mac Pool #QF3276 5.50% 11/1/20527	703	707
	Freddie Mac Pool #QF2862 6.50% 11/1/20527	100	103
	Freddie Mac Pool #SD8280 6.50% 11/1/20527	53	54
	Freddie Mac Pool #QF3956 4.50% 12/1/20527	18,992	18,299
	Freddie Mac Pool #SD8275 4.50% 12/1/20527	2,480	2,390
	Freddie Mac Pool #SD8276 5.00% 12/1/20527	32,354	31,937
	Freddie Mac Pool #QF4754 5.00% 12/1/20527	3,000	2,961
	Freddie Mac Pool #QF4185 6.50% 12/1/20527	668	685
	Freddie Mac Pool #SD8284 3.00% 1/1/20537	4,597	4,040
	Freddie Mac Pool #SD8288 5.00% 1/1/20537	1,671	1,649
	Freddie Mac Pool #SD8282 6.50% 1/1/20537	59,134	60,661
	Freddie Mac, Series 3061, Class PN, 5.50% 11/15/20357	58	58
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/20377	125	126
	Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/20367	121	100
	Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/20367	118	99
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50% 8/25/20577	8,360	7,937
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50% 8/25/20587	1,930	1,821
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1,
	3.50% 5/25/20327	10,720	10,343
	Government National Mortgage Assn. 2.00% 1/1/20537,9	14,785	12,394
	Government National Mortgage Assn. 3.00% 1/1/20537,9	9,533	8,491
	Government National Mortgage Assn. 3.50% 1/1/20537,9	33,185	30,495
	Government National Mortgage Assn. 4.00% 1/1/20537,9	33,300	31,515
	Government National Mortgage Assn. 5.00% 1/1/20537,9	75,701	75,023
	Government National Mortgage Assn. 5.50% 1/1/20537,9	4,775	4,803
	Government National Mortgage Assn. 5.50% 2/1/20537,9	51,027	51,288
	Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/20497	12,379	11,844
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/20497	35	35
	Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/20497	5,200	5,081
	Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/20507	11,395	10,581
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/20527	10,072	9,541
	Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/20527	18,573	17,594
	Government National Mortgage Assn. Pool #MA8427 4.50% 11/20/20527	62,302	60,506
	Government National Mortgage Assn. Pool #MA8489 4.50% 12/20/20527	485	471
	Uniform Mortgage-Backed Security 2.50% 1/1/20387,9	7,545	6,905
	Uniform Mortgage-Backed Security 2.00% 1/1/20537,9	210,537	171,362
	Uniform Mortgage-Backed Security 2.50% 1/1/20537,9	62,762	53,158
	Uniform Mortgage-Backed Security 3.00% 1/1/20537,9	11,245	9,871
	Uniform Mortgage-Backed Security 4.00% 1/1/20537,9	2,735	2,565

194    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Uniform Mortgage-Backed Security 4.50% 1/1/20537,9	USD5,931	$5,709
mortgage-backed	Uniform Mortgage-Backed Security 5.00% 1/1/20537,9	42,025	41,417
obligations	Uniform Mortgage-Backed Security 5.50% 1/1/20537,9	212,640	213,231
(continued)	Uniform Mortgage-Backed Security 6.00% 1/1/20537,9	10,275	10,430
	Uniform Mortgage-Backed Security 3.50% 2/1/20537,9	10,960	9,965
	Uniform Mortgage-Backed Security 4.00% 2/1/20537,9	76,136	71,431
	Uniform Mortgage-Backed Security 5.00% 2/1/20537,9	13,100	12,908
	Uniform Mortgage-Backed Security 6.00% 2/1/20537,9	112,000	113,591
	Uniform Mortgage-Backed Security 6.50% 2/1/20537,9	215,026	219,946
			2,374,821

Commercial	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/20527	770	722
mortgage-backed	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/20527	100	92
securities	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/20617	205	191
1.51%	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/20617	127	117
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/20613,7	2,444	2,335
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/20617	1,018	900
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/20637	295	247
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/20527	2,541	2,427
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/20533,7	781	757
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A,
	(1-month USD CME Term SOFR + 1.77%) 6.105% 5/15/20392,3,7	8,575	8,420
	BPR Trust, Series 2022-OANA, Class A,
	(1-month USD CME Term SOFR + 1.898%) 6.234% 4/15/20372,3,7	3,822	3,739
	BX Trust, Series 2022-CSMO, Class A,
	(1-month USD CME Term SOFR + 2.115%) 6.45% 6/15/20272,3,7	8,476	8,431
	BX Trust, Series 2021-VOLT, Class A,
	(1-month USD-LIBOR + 0.70%) 5.018% 9/15/20362,3,7	14,727	14,207
	BX Trust, Series 2021-VOLT, Class B,
	(1-month USD-LIBOR + 0.95%) 5.268% 9/15/20362,3,7	570	539
	BX Trust, Series 2021-ARIA, Class A,
	(1-month USD-LIBOR + 0.899%) 5.217% 10/15/20362,3,7	5,292	5,043
	BX Trust, Series 2021-ARIA, Class B,
	(1-month USD-LIBOR + 1.297%) 5.615% 10/15/20362,3,7	995	936
	BX Trust, Series 2021-ARIA Class C,
	(1-month USD-LIBOR + 1.646%) 5.964% 10/15/20362,3,7	996	931
	BX Trust, Series 2021-RISE, Class A,
	(1-month USD-LIBOR + 0.74%) 5.065% 11/15/20362,3,7	12,622	12,131
	BX Trust, Series 2022-IND, Class A,
	(1-month USD CME Term SOFR + 1.491%) 5.827% 4/15/20372,3,7	5,441	5,335
	BX Trust, Series 2021-SOAR, Class A,
	(1-month USD-LIBOR + 0.67%) 4.988% 6/15/20382,3,7	3,741	3,608
	BX Trust, Series 2021-SOAR, Class B,
	(1-month USD-LIBOR + 0.87%) 5.188% 6/15/20382,3,7	433	413
	BX Trust, Series 2021-SOAR, Class C,
	(1-month USD-LIBOR + 1.10%) 5.418% 6/15/20382,3,7	293	278
	BX Trust, Series 2021-SOAR, Class D,
	(1-month USD-LIBOR + 1.40%) 5.718% 6/15/20382,3,7	740	699
	BX Trust, Series 2021-ACNT, Class A,
	(1-month USD-LIBOR + 0.85%) 5.168% 11/15/20382,3,7	9,979	9,616
	BX Trust, Series 2021-ACNT, Class B,
	(1-month USD-LIBOR + 1.25%) 5.568% 11/15/20382,3,7	339	325
	BX Trust, Series 2021-ACNT, Class C,
	(1-month USD-LIBOR + 1.50%) 5.818% 11/15/20382,3,7	100	95
	BX Trust, Series 2021-ACNT, Class D,
	(1-month USD-LIBOR + 1.85%) 6.168% 11/15/20382,3,7	151	143
	BX Trust, Series 2022-GPA, Class A,
	(1-month USD CME Term SOFR + 2.165%) 6.501% 10/15/20392,3,7	3,198	3,185

American Funds Insurance Series    195

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5,
mortgage-backed	3.616% 2/10/20497	USD610	$ 574
securities	Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/20477	350	339
(continued)	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/20577	1,137	1,080
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM,
	3.539% 5/10/20497	200	182
	Extended Stay America Trust, Series 2021-ESH, Class A,
	(1-month USD-LIBOR + 1.08%) 5.398% 7/15/20382,3,7	2,811	2,735
	Extended Stay America Trust, Series 2021-ESH, Class B,
	(1-month USD-LIBOR + 1.38%) 5.698% 7/15/20382,3,7	641	618
	Extended Stay America Trust, Series 2021-ESH, Class C,
	(1-month USD-LIBOR + 1.70%) 6.018% 7/15/20382,3,7	875	841
	Extended Stay America Trust, Series 2021-ESH, Class D,
	(1-month USD-LIBOR + 2.25%) 6.568% 7/15/20382,3,7	670	643
	Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A,
	3.144% 12/10/20362,7	304	284
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/20402,7	1,897	1,458
	Great Wolf Trust, Series 2019-WOLF, Class A,
	(1-month USD-LIBOR + 1.034%) 5.352% 12/15/20362,3,7	3,894	3,786
	GS Mortgage Securities Trust, Series 2022-SHIP, Class A,
	(1-month USD CME Term SOFR + 0.731%) 5.067% 8/15/20242,3,7	1,317	1,300
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/20507	400	369
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/20527	100	93
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/20537	1,536	1,271
	ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A,
	(1-month USD CME Term SOFR + 2.245%) 6.581% 10/15/20392,3,7	3,391	3,398
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5,
	4.079% 2/15/20477	3,280	3,206
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5,
	3.694% 3/15/20507	640	599
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5,
	3.409% 10/15/20507	240	221
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A,
	3.024% 1/5/20392,7	7,867	6,739
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4,
	3.648% 12/15/20493,7	2,040	1,906
	La Quinta Mortgage Trust, Series 2022-LAQ, Class A,
	(1-month USD CME Term SOFR + 1.724%) 6.059% 3/15/20392,3,7	848	831
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A,
	(1-month USD-LIBOR + 1.05%) 5.368% 10/15/20382,3,7	1,576	1,510
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A,
	(1-month USD-LIBOR + 0.801%) 5.119% 4/15/20262,3,7	154	150
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5,
	3.741% 8/15/20477	5,446	5,277
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4,
	3.306% 4/15/20487	410	389
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4,
	3.72% 12/15/20497	245	230
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/20487	730	670
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/20412,7	4,065	3,253
	SREIT Trust, Series 2021-FLWR, Class A,
	(1-month USD-LIBOR + 0.577%) 4.894% 7/15/20362,3,7	9,351	8,989
	SREIT Trust, Series 2021-FLWR, Class B,
	(1-month USD-LIBOR + 0.926%) 5.244% 7/15/20362,3,7	1,000	954
	SREIT Trust, Series 2021-MFP, Class A,
	(1-month USD-LIBOR + 0.731%) 5.049% 11/15/20382,3,7	8,739	8,418
	SREIT Trust, Series 2021-MFP, Class B,
	(1-month USD-LIBOR + 1.079%) 5.398% 11/15/20382,3,7	263	251
	SREIT Trust, Series 2021-MFP, Class C,
	(1-month USD-LIBOR + 1.329%) 5.647% 11/15/20382,3,7	141	134

196    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Commercial	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4,
mortgage-backed	3.789% 9/15/20487	USD2,373	$ 2,267
securities	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5,
(continued)	3.794% 12/15/20497	2,550	2,406
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4,
	3.146% 12/15/20527	1,019	892
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4,
	3.631% 1/15/20607	205	192
			154,317

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/20482,3,7	2,864	2,263
mortgage-backed	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/20552,7	131	119
obligations (privately	Arroyo Mortgage Trust, Series 2022-1, Class A1A,
originated)	2.495% 12/25/2056 (3.495% on 2/25/2026)1,2,7	6,000	5,521
1.07%	Bellemeade Re, Ltd., Series 2019-3A, Class M1B,
	(1-month USD-LIBOR + 1.60%) 5.989% 7/25/20292,3,7	414	414
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/20592,3,7	923	830
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/20592,3,7	586	556
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/20612,7	4,867	4,221
	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/20302,3,7	425	413
	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/20312,3,7	3,032	2,858
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/20362,3,7	1,700	1,616
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/20612,3,7	6,893	6,513
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/20602,3,7	204	186
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/20662,3,7	1,660	1,406
	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1,
	(30-day Average USD-SOFR + 2.75%) 6.678% 5/25/20422,3,7	326	330
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/20372,7	1,575	1,409
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/20602,3,7	1,611	1,384
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A,
	2.00% 3/25/20692,7	2,051	2,196
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1,
	2.00% 6/25/20692,7	2,604	2,677
	Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/20512,3,7	2,073	1,674
	Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/20512,3,7	1,937	1,562
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/20512,3,7	2,038	1,646
	Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/20512,3,7	3,206	2,589
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/20512,3,7	2,222	1,794
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3,
	(1-month USD-LIBOR + 4.70%) 9.089% 4/25/20283,7	1,497	1,548
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
	Class M1A, (30-day Average USD-SOFR + 2.00%) 5.928% 4/25/20422,3,7	1,537	1,531
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4,
	Class M1A, (30-day Average USD-SOFR + 2.20%) 6.128% 5/25/20422,3,7	73	73
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5,
	Class M1A, (30-day Average USD-SOFR + 2.95%) 6.878% 6/25/20422,3,7	278	281
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6,
	Class M1A, (30-day Average USD-SOFR + 2.15%) 6.078% 9/25/20422,3,7	611	612
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6,
	Class M1B, (30-day Average USD-SOFR + 3.70%) 7.628% 9/25/20422,3,7	1,519	1,552
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2,
	(1-month USD-LIBOR + 1.85%) 6.239% 2/25/20502,3,7	3,005	3,000
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1,
	(1-month USD-LIBOR + 6.00%) 10.389% 8/25/20502,3,7	949	1,011
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/20662,3,7	3,494	2,935
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/20262,7	5,380	4,654
	Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/20512,3,7	882	712
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1,
	4.00% 2/25/2061 (7.00% on 4/25/2025)1,2,7	3,534	3,273

American Funds Insurance Series    197

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Mortgage-backed obligations (continued)

Collateralized	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/20612,3,7		USD858	$780
mortgage-backed	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1,
obligations (privately	2.25% 7/25/2067 (5.25% on 11/25/2024)1,2,7		2,644	2,380
originated)	Mello Warehouse Securitization Trust, Series 2021-3, Class A,
(continued)	(1-month USD-LIBOR + 0.85%) 5.239% 11/25/20552,3,7		16,160	15,635
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/20602,3,7		3,088	2,720
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/20562,3,7		3,558	2,965
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/20392,7		1,132	1,028
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A,
	1.259% 11/25/20312,3,7		3,346	3,155
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/20602,7		10,737	9,539
	Treehouse Park Improvement Association No.1 - Anleihen 9.75% 12/1/20332,10		1,680	1,486
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/20382,7		5,033	4,381
				109,428
	Total mortgage-backed obligations
				2,638,566
Asset-backed obligations 4.52%

	Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/20262,7		701	665
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/20262,7		672	643
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/20272,7		765	744
	AGL CLO, Ltd., Series 2022-18A, Class A1,
	(3-month USD CME Term SOFR + 1.32%) 5.308% 4/21/20312,3,7		—8	—8
	American Credit Acceptance Receivables Trust, Series 2020-3, Class C,
	1.85%	6/15/20262,7	1,178	1,169
	American Credit Acceptance Receivables Trust, Series 2020-3, Class D,
	2.40%	6/15/20262,7	2,500	2,429
	American Credit Acceptance Receivables Trust, Series 2022-3, Class B,
	4.55%	10/13/20262,7	360	353
	American Credit Acceptance Receivables Trust, Series 2021-1, Class C,
	0.83%	3/15/20272,7	1,055	1,038
	American Credit Acceptance Receivables Trust, Series 2021-1, Class D,
	1.14%	3/15/20272,7	806	760
	American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/20362,7		1,136	1,097
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/20522,7		2,781	2,631
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/20522,7		396	376
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/20277		997	935
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/20277		1,109	1,009
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/20277		2,613	2,319
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A,
	4.00%	3/20/20252,7	2,755	2,710
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A,
	3.35%	9/22/20252,7	2,210	2,137
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A,
	2.33%	8/20/20262,7	7,689	7,124
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A,
	2.02%	2/20/20272,7	2,427	2,203
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B,
	2.96%	2/20/20272,7	623	560
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class C,
	4.25%	2/20/20272,7	1,279	1,144
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A,
	1.38%	8/20/20272,7	3,445	3,005
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B,
	1.63%	8/20/20272,7	531	449
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C,
	2.13%	8/20/20272,7	193	161
	Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR,
	(3-month USD-LIBOR + 1.00%) 5.675% 11/20/20302,3,7		575	568

198    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A,
0.90% 10/17/20342,7	USD180	$ 170
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B,
1.67% 10/17/20342,7	269	227
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC,
Series 2021-1, Class A, 2.443% 7/15/20462,7	3,951	3,250
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC,
Series 2021-1, Class B, 3.446% 7/15/20462,7	497	375
CarMax Auto Owner Trust, Series 2019-2, Class C, 3.16% 2/18/20257	400	396
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/20267	210	190
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/20277	206	184
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/20287	538	514
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/20372,7	15,953	13,578
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/20372,7	6,185	5,238
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/20372,7	671	544
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/20412,7	802	702
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/20602,7	18,679	16,693
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/20602,7	1,950	1,613
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/20602,7	3,395	2,969
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/20602,7	368	291
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/20612,7	6,053	5,242
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/20612,7	1,917	1,602
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/20622,7	15,132	14,821
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/20622,7	6,637	6,257
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/20452,7	2,298	1,978
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/20452,7	4,800	4,174
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/20462,7	436	363
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 3/17/20252,7	249	248
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 6/16/20252,7	405	404
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/20262,7	1,883	1,849
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/20262,7	514	507
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/20262,7	590	559
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/20282,7	2,111	2,033
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/20282,7	2,797	2,658
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 7/15/20257	86	86
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/20267	3,890	3,844
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/20277	5,369	5,249
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/20297	4,053	3,800
DriveTime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2/18/20252,7	2,320	2,309
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/20252,7	1,473	1,454
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/20262,7	817	791
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/20262,7	825	792
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/20262,7	449	414
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/20272,7	1,179	1,156
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/20272,7	1,231	1,170
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/20272,7	832	764
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/20452,7	428	362
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/20292,7	897	851
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/20292,7	1,380	1,350
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/20252,7	3,251	3,218
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 7/15/20257	401	397
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/20252,7	3,405	3,352
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 9/15/20257	721	716
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/20257	1,162	1,150
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/20257	587	588
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/20252,7	893	875
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/20267	1,807	1,737
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/20267	1,012	975
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/20267	3,047	2,976
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/20277	568	558
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/20277	2,612	2,388

American Funds Insurance Series    199

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount	Value
	(000)	(000)

Asset-backed obligations (continued)

Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/20287	USD1,201	$ 1,127
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/20372,7	17,959	15,928
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/20382,7	1,380	1,195
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/20392,7	1,733	1,628
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/20302,7	17,675	17,438
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/20312,7	30,070	28,744
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/20452,7	2,069	1,827
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/20462,7	1,421	1,210
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/20462,7	158	134
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/20402,7	2,868	2,550
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/20412,7	9,797	8,450
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/20412,7	2,739	2,378
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/20412,7	214	181
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 7/22/20247	301	300
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 12/20/20247	425	424
GM Financial Revolving Receivables Trust, Series 2022-1, Class A,
5.91% 10/11/20352,7	2,703	2,756
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 6/30/20232,7,10	8,590	8,241
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/20252,7	12,703	11,748
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/20252,7	1,171	1,074
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/20252,7	810	731
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/20272,7	17,770	15,498
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/20272,7	1,264	1,085
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/20272,7	859	710
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/20262,7	866	842
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/20262,7	304	285
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/20272,7	1,207	1,188
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/20272,7	438	426
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/20302,7	623	596
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2,
(3-month USD-LIBOR + 1.00%) 5.278% 7/21/20302,3,7	892	878
Marathon CLO, Ltd., Series 2017-9A, Class A1AR,
(3-month USD-LIBOR + 1.15%) 5.229% 4/15/20292,3,7	574	568
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/20262,7	1,242	1,203
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 9/15/20262,7	230	223
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1,
8.25% 1/15/20287,10,11	1,006	1,006
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2,
8.73% 1/15/20287,10,11	150	150
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/20692,7	4,052	3,449
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/20692,7	2,516	2,110
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/20702,7	895	759
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/20462,7	4,396	3,702
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/20622,7	314	279
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/20622,7	5,377	4,762
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/20622,7	12,315	10,951
Nelnet Student Loan Trust, Series 2021-C, Class AFL,
(1-month USD-LIBOR + 0.74%) 5.093% 4/20/20622,3,7	4,035	3,918
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1,
1.91% 10/20/20612,7	50,765	42,988
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R,
(3-month USD-LIBOR + 0.97%) 5.328% 7/25/20302,3,7	273	270
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/20282,7	240	224
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1,
(3-month USD-LIBOR + 0.90%) 5.143% 4/20/20292,3,7	256	253
PFS Financing Corp., Series 2021-B, Class A, 0.775% 8/17/20262,7	7,884	7,276
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/20272,7	1,721	1,681
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 10/15/20242,7	804	802
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/20252,7	1,355	1,341
Prodigy Finance DAC, Series 2021-1A, Class A,
(1-month USD-LIBOR + 1.25%) 5.639% 7/25/20512,3,7	577	558

200    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Asset-backed obligations (continued)

	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 7/15/20257	USD1,584	$ 1,574
	Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 9/15/20257	523	521
	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 1/15/20267	1,480	1,467
	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/20267	2,812	2,736
	Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/20267	2,211	2,120
	Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/20277	917	892
	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/20277	1,802	1,686
	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/20277	1,677	1,613
	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/20277	2,236	2,073
	Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/20287	856	828
	SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/20462,7	2,641	2,190
	SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/20462,7	487	397
	SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/20462,7	2,392	1,923
	SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/20462,7	3,233	2,805
	Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/20412,7	451	381
	Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/20332,7	1,243	1,108
	Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/20332,7	1,441	1,245
	SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/20752,7	2,300	2,092
	TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/20452,7	2,971	2,610
	Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/20452,7	1,252	1,135
	Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/20452,7	2,223	1,939
	Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/20462,7	6,190	5,211
	Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/20462,7	346	288
	Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/20462,7	5,200	4,431
	TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/20452,7	4,358	3,747
	TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/20462,7	130	107
	Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/20312,7	6,000	5,785
	Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/20452,7	10,418	8,932
	Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/20462,7	3,563	2,978
	Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/20462,7	346	285
	Westlake Automobile Receivables Trust, Series 2020-3A, Class C,
	1.24% 11/17/20252,7	1,557	1,518
	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/20262,7	3,023	2,866
	Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/20262,7	1,690	1,632
	Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/20262,7	2,181	2,050
	Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/20262,7	1,446	1,318
			461,708
Municipals 1.62%

California	G.O. Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,541
0.03%	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	650	523

			3,064

Illinois	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
1.47%	Series 2010-C, 6.319% 11/1/2029	65	61
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
	Series 2009-E, 6.138% 12/1/2039	30,835	26,399
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.),
	Series 2010-D, 6.519% 12/1/2040	8,945	7,689
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds
	(Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,155
	G.O. Bonds, Series 2013-B, 4.31% 4/1/2023	2,125	2,122
	G.O. Bonds, Pension Funding, Series 2003, 4.95% 6/1/2023	6,228	6,231
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	107,000	102,807
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 3/1/2023	3,210	3,215

			150,679

American Funds Insurance Series    201

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Municipals (continued)

New York	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),
0.05%	Series 2021-C, 2.202% 3/15/2034	USD6,390	$ 4,881

Texas	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds,
0.03%	Series 2020-B, 3.236% 10/1/2052	4,075	2,899

Wisconsin	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022,
0.04%	4.95% 3/1/2034	4,580	4,071
	Total municipals
			165,594
Bonds & notes of governments & government agencies outside the U.S. 1.29%

	Chile (Republic of) 3.50% 1/31/2034	600	513
	Chile (Republic of) 3.10% 5/7/2041	2,340	1,689
	Chile (Republic of) 4.34% 3/7/2042	1,320	1,120
	Chile (Republic of) 4.00% 1/31/2052	580	450
	Colombia (Republic of) 4.125% 5/15/2051	3,120	1,878
	Colombia (Republic of), Series B, 5.75% 11/3/2027	COP24,813,800	3,883
	Dominican Republic 5.95% 1/25/20272	USD8,100	7,954
	Indonesia (Republic of) 4.65% 9/20/2032	2,690	2,638
	Indonesia (Republic of) 3.35% 3/12/2071	1,660	1,109
	Indonesia (Republic of), Series 91, 6.375% 4/15/2032	IDR31,265,000	1,936
	Israel (State of) 1.00% 3/31/2030	ILS11,800	2,799
	Israel (State of) 3.375% 1/15/2050	USD4,750	3,670
	Israel (State of) 3.875% 7/3/2050	4,775	4,036
	Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	MYR5,290	1,193
	Panama (Republic of) 3.362% 6/30/2031	USD15,625	12,695
	Panama (Republic of) 3.87% 7/23/2060	7,500	4,863
	Panama (Republic of) 4.50% 1/19/2063	395	280
	Paraguay (Republic of) 5.00% 4/15/2026	1,250	1,248
	Peru (Republic of) 6.35% 8/12/2028	PEN5,840	1,463
	Peru (Republic of) 5.94% 2/12/2029	6,005	1,450
	Peru (Republic of) 2.783% 1/23/2031	USD2,155	1,788
	Peru (Republic of) 6.15% 8/12/2032	PEN12,950	2,998
	Peru (Republic of) 3.60% 1/15/2072	USD7,640	4,999
	Philippines (Republic of) 3.229% 3/29/2027	475	457
	Philippines (Republic of) 3.20% 7/6/2046	4,900	3,598
	Philippines (Republic of) 4.20% 3/29/2047	272	234
	Poland (Republic of) 5.75% 11/16/2032	555	593
	Portuguese Republic 5.125% 10/15/2024	24,775	24,868
	PT Indonesia Asahan Aluminium Tbk 5.71% 11/15/20232	1,020	1,023
	PT Indonesia Asahan Aluminium Tbk 4.75% 5/15/20252	1,270	1,251
	PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/20302	340	324
	PT Indonesia Asahan Aluminium Tbk 5.80% 5/15/20502	1,150	966
	Qatar (State of) 4.50% 4/23/20282	5,100	5,141
	Qatar (State of) 5.103% 4/23/20482	3,400	3,425
	Romania 3.75% 2/7/2034	EUR5,625	4,515
	Saudi Arabia (Kingdom of) 3.628% 4/20/20272	USD5,000	4,846
	Saudi Arabia (Kingdom of) 3.625% 3/4/20282	11,435	10,939
	United Mexican States 4.875% 5/19/2033	2,175	2,001
	United Mexican States 3.50% 2/12/2034	1,030	827
	United Mexican States 4.40% 2/12/2052	440	325

			131,985

202    American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)							Principal amount	Value
							(000)	(000)

Federal agency bonds & notes 0.11%

		Fannie Mae 2.125% 4/24/2026					USD11,910	$11,160
		Total bonds, notes & other debt instruments (cost: $10,540,248,000)
								9,747,773
Short-term securities 13.95%							Shares

Money market investments 13.95%

		Capital Group Central Cash Fund 4.31%12,13					14,258,627	1,425,720
		Total short-term securities (cost: $1,425,522,000)						1,425,720
		Total investment securities 109.32% (cost: $11,965,770,000)
								11,173,493
		Other assets less liabilities (9.32)%						(952,411)
		Net assets 100.00%
								$10,221,082
Futures contracts

								Value and
								unrealized
								appreciation
							Notional	(depreciation)
					Number of		amount	at 12/31/2022
Contracts				Type	contracts	Expiration	(000)	(000)

3 Month SOFR Futures				Short	658	June 2023	USD(156,415)	$ 2,698
2 Year U.S. Treasury Note Futures				Short	2,055	March 2023	(421,436)	1,029
5 Year Euro-Bobl Futures				Long	1	March 2023	124	(4)
5 Year U.S. Treasury Note Futures				Long	16,226	March 2023	1,751,267	(2,467)
10 Year U.S. Treasury Note Futures				Long	2,294	March 2023	257,609	(1,391)
10 Year Ultra U.S. Treasury Note Futures				Short	1,388	March 2023	(164,174)	2,514
20 Year U.S. Treasury Bond Futures				Long	999	March 2023	125,218	(2,035)
30 Year Ultra U.S. Treasury Bond Futures				Long	1,708	March 2023	229,406	(7,297)

								$(6,953)
Forward currency contracts

								Unrealized
	Contract amount							appreciation
								(depreciation)

Currency purchased		Currency sold					Settlement	at 12/31/2022
	(000)		(000)		Counterparty		date	(000)

USD	1,965	IDR	30,407,000		Citibank		1/9/2023	$ 11
USD	3,158	ILS	10,725		HSBC Bank		1/11/2023	106
USD	1,173	MYR	5,150		HSBC Bank		1/11/2023	(4)
USD	1,248	EUR	1,180		Morgan Stanley		1/11/2023	(16)
USD	4,761	COP 22,893,650			Citibank		1/13/2023	52
USD	5,947	EUR	5,628		JPMorgan Chase		1/13/2023	(84)
USD	613	EUR	582		JPMorgan Chase		1/20/2023	(11)
USD	5,952	PEN	22,885		Citibank		1/23/2023	(59)
JPY	3,460,300	USD	24,759		Morgan Stanley		2/17/2023	1,783
JPY	3,432,900	USD	25,173		Morgan Stanley		2/17/2023	1,158
JPY	3,448,400	USD	25,841		Morgan Stanley		3/17/2023	711

								$3,647

American Funds Insurance Series    203

The Bond Fund of America (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Unrealized
Receive	Pay	Upfront	appreciation
Notional	Value at	premium	(depreciation)

Payment	Payment	Expiration	amount	12/31/2022	paid	at 12/31/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

SOFR	Annual	0.471%	Annual	10/26/2023	USD87,775	$ 3,103	$—	$ 3,103
0.45801%	Annual	SOFR	Annual	10/26/2023	85,775	(3,041)	—	(3,041)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	27,000	(479)	—	(479)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	72,532	(1,257)	—	(1,257)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	78,378	(1,355)	—	(1,355)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	4,154	(76)	—	(76)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	19,800	(369)	—	(369)
4.5645%	Annual	U.S. EFFR	Annual	10/19/2024	19,200	(5)	—	(5)
4.533%	Annual	U.S. EFFR	Annual	10/20/2024	23,900	(20)	—	(20)
4.56%	Annual	U.S. EFFR	Annual	10/27/2024	24,000	(4)	—	(4)
4.5245%	Annual	U.S. EFFR	Annual	10/27/2024	28,800	(23)	—	(23)
3-month USD-LIBOR	Quarterly	1.972%	Semi-annual	4/26/2051	23,200	6,475	—	6,475
3-month USD-LIBOR	Quarterly	1.9855%	Semi-annual	4/26/2051	8,580	2,374	—	2,374
3-month USD-LIBOR	Quarterly	1.9778%	Semi-annual	4/28/2051	13,500	3,753	—	3,753

$ 9,076	$—	$ 9,076
Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection
Upfront
premium	Unrealized
Notional	Value at	(received)	depreciation
Reference	Financing	Payment	Expiration	amount	12/31/2022	paid	at 12/31/2022
index	rate paid	frequency	date	(000)	(000)	(000)	(000)

CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD74,676	$(597)	$ (310)	$ (287)
CDX.NA.HY.39	5.00%	Quarterly	12/20/2027	153,455	(945)	5,777	(6,722)

$(1,542)	$5,467	$(7,009)
Investments in affiliates13

Value of	Net	Net	Value of
affiliate at	realized	unrealized	affiliate at	Dividend
1/1/2022	Additions	Reductions	loss	appreciation	12/31/2022	income
(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 13.95%
Money market investments 13.95%
Capital Group Central Cash Fund 4.31%12	$1,311,257	$4,011,285	$3,896,680	$(218)	$76	$1,425,720	$34,880

204    American Funds Insurance Series

The Bond Fund of America (continued)

Restricted securities11

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

Mission Lane Credit Card Master Trust, Series 2022-B, Class A1,
8.25% 1/15/20287,10	12/6/2022	$1,006	$1,006.01%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2,
8.73% 1/15/20287,10	12/6/2022	150	150.00
Total
		$1,156	$1,156.01%

1Step bond; coupon rate may change at a later date.

2Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,530,868,000, which represented 14.98% of the net assets of the fund.

3Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

4Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

5All or a portion of this security was pledged as collateral. The total value of pledged collateral was $58,239,000, which represented .57% of the net assets of the fund.

6Index-linked bond whose principal amount moves with a government price index.

7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Amount less than one thousand.

9Purchased on a TBA basis.

10Value determined using significant unobservable inputs.

11Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,156,000, which represented .01% of the net assets of the fund.

12Rate represents the seven-day yield at 12/31/2022.

13Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

COP = Colombian pesos

DAC = Designated Activity Company

EFFR = Effective Federal Funds Rate

EUR = Euros

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

ILS = Israeli shekels

JPY = Japanese yen

LIBOR = London Interbank Offered Rate

MYR = Malaysian ringgits

PEN = Peruvian nuevos soles

PIK = Payment In Kind

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series    205

Capital World Bond Fund

Investment portfolio December 31, 2022

Bonds, notes & other debt instruments 90.28%		Principal amount	Value
		(000)	(000)

Euros	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Annual Swap + 1.10% on 9/9/2028)1	EUR2,800	$ 2,333
19.79%	Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)1	4,200	4,471
	Altria Group, Inc. 1.00% 2/15/2023	1,020	1,089
	Altria Group, Inc. 2.20% 6/15/2027	2,900	2,795
	Altria Group, Inc. 3.125% 6/15/2031	800	711
	American Honda Finance Corp. 1.95% 10/18/2024	560	584
	American Tower Corp. 0.45% 1/15/2027	2,525	2,321
	American Tower Corp. 0.875% 5/21/2029	1,470	1,257
	AT&T, Inc. 1.60% 5/19/2028	2,350	2,237
	Austria (Republic of) 0% 2/20/2031	6,900	5,785
	Banco de Sabadell, SA 2.625% 3/24/2026
	(5-year EUR Mid-Swap + 2.20% on 3/24/2025)1	500	504
	Bank of America Corp. 3.648% 3/31/2029
	(3-month EUR-EURIBOR + 3.67% on 3/31/2028)1,2	5,000	5,177
	CaixaBank, SA 2.25% 4/17/2030
	(5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)1	2,400	2,345
	Celanese US Holdings, LLC 4.777% 7/19/2026	235	240
	Deutsche Bank AG 4.00% 6/24/2032
	(3-month EUR-EURIBOR + 3.30% on 6/24/2027)1	700	665
	Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	273
	Dow Chemical Co. 0.50% 3/15/2027	1,110	1,035
	E.ON SE 1.625% 3/29/2031	810	731
	Egypt (Arab Republic of) 5.625% 4/16/2030	300	224
	Equinor ASA 1.375% 5/22/2032	2,550	2,267
	European Investment Bank 0.25% 1/20/2032	4,900	4,085
	European Investment Bank 1.50% 6/15/2032	1,000	932
	European Union 0% 7/6/2026	1,600	1,545
	European Union 0.25% 10/22/2026	610	591
	European Union 0% 7/4/2031	705	584
	European Union 0% 7/4/2035	220	159
	European Union 0.20% 6/4/2036	1,500	1,080
	Finland (Republic of) 1.50% 9/15/2032	3,380	3,154
	French Republic O.A.T. 0.75% 2/25/2028	4,500	4,347
	French Republic O.A.T. 0% 11/25/2030	19,550	16,712
	French Republic O.A.T. 0% 5/25/2032	2,120	1,718
	French Republic O.A.T. 2.00% 11/25/2032	4,260	4,162
	French Republic O.A.T. 0.50% 5/25/2040	2,080	1,414
	French Republic O.A.T. 0.75% 5/25/2052	5,930	3,416
	Germany (Federal Republic of) 0% 4/11/2025	2,100	2,124
	Germany (Federal Republic of) 0% 10/9/2026	6,060	5,908
	Germany (Federal Republic of) 0% 4/16/2027	32,700	31,482
	Germany (Federal Republic of) 1.30% 10/15/2027	3,580	3,626
	Germany (Federal Republic of) 0% 2/15/2030	13,340	12,029
	Germany (Federal Republic of) 0% 8/15/2030	15,050	13,413
	Germany (Federal Republic of) 0% 8/15/2031	12,600	10,944
	Germany (Federal Republic of) 1.70% 8/15/2032	10,906	10,887
	Germany (Federal Republic of) 1.00% 5/15/2038	6,040	5,175
	Germany (Federal Republic of) 0% 8/15/2050	1,200	673
	Germany (Federal Republic of) 0% 8/15/2052	2,650	1,421
	Goldman Sachs Group, Inc. 3.375% 3/27/20252	5,000	5,327
	Goldman Sachs Group, Inc. 1.00% 3/18/20332	2,705	2,091
	Greece (Hellenic Republic of) 3.375% 2/15/2025	5,825	6,236
	Greece (Hellenic Republic of) 1.75% 6/18/2032	5,970	5,047
	Groupe BPCE SA 4.625% 7/18/2023	1,200	1,296
	Groupe BPCE SA 1.00% 4/1/2025	2,900	2,925
	Intesa Sanpaolo SpA 6.625% 9/13/2023	510	557
	Israel (State of) 2.875% 1/29/2024	1,180	1,258
	Italy (Republic of) 1.85% 7/1/2025	17,700	18,218
	Italy (Republic of) 1.35% 4/1/2030	7	6
	Italy (Republic of) 2.50% 12/1/2032	9,610	8,613
	JPMorgan Chase & Co. 0.389% 2/24/2028
	(3-month EUR-EURIBOR + 0.65% on 2/24/2027)1,2	3,208	2,944

206    American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Euros	KfW 0.125% 6/30/2025	EUR590	$590
(continued)	Lloyds Banking Group PLC 1.75% 9/7/2028
	(5-year EUR-EURIBOR + 1.30% on 9/7/2023)1	2,400	2,472
	Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)1	580	592
	Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)1	1,535	1,460
	Morocco (Kingdom of) 3.50% 6/19/2024	1,400	1,492
	Morocco (Kingdom of) 1.50% 11/27/2031	3,300	2,617
	Philippines (Republic of) 0.25% 4/28/2025	875	870
	Portuguese Republic 0.475% 10/18/2030	1,610	1,395
	Quebec (Province of) 0.25% 5/5/2031	920	764
	Quebec (Province of) 0.50% 1/25/2032	1,155	957
	Romania 2.125% 3/7/2028	1,440	1,291
	Romania 1.75% 7/13/2030	2,560	1,913
	Romania 2.00% 1/28/2032	1,605	1,153
	Romania 3.75% 2/7/2034	530	425
	Russian Federation 2.875% 12/4/20253	3,000	1,349
	Russian Federation 2.875% 12/4/20253	1,500	674
	Serbia (Republic of) 3.125% 5/15/2027	847	783
	Serbia (Republic of) 1.50% 6/26/2029	3,353	2,584
	Spain (Kingdom of) 0% 1/31/2027	2,325	2,198
	Spain (Kingdom of) 0.80% 7/30/2027	8,970	8,674
	Spain (Kingdom of) 1.45% 4/30/2029	1,890	1,824
	Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,191
	Spain (Kingdom of) 0.50% 10/31/2031	4,645	3,873
	Spain (Kingdom of) 0.70% 4/30/2032	4,785	3,993
	Spain (Kingdom of) 1.90% 10/31/2052	1,010	695
	State Grid Overseas Investment, Ltd. 1.375% 5/2/2025	441	442
	State Grid Overseas Investment, Ltd. 2.125% 5/2/2030	200	177
	Stryker Corp. 0.25% 12/3/2024	480	483
	Stryker Corp. 0.75% 3/1/2029	980	877
	Stryker Corp. 1.00% 12/3/2031	450	376
	TOTAL SA 1.75% junior subordinated perpetual bonds
	(5-year EUR-EURIBOR + 1.765% on 4/4/2024)1	2,000	2,025
	Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	1,684
	Tunisia (Republic of) 6.75% 10/31/2023	5,109	4,612
	Tunisia (Republic of) 6.75% 10/31/2023	1,295	1,169
	Ukraine 6.75% 6/20/2028	3,119	619
	Ukraine 6.75% 6/20/2028	1,225	243
	Ukraine 4.375% 1/27/2032	2,705	476
	Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds
	(9-year EUR Mid-Swap + 3.36% on 3/28/2031)1	1,300	1,140
			293,295

Japanese yen	Japan, Series 18, 0.10% 3/10/20244	JPY1,064,481	8,293
7.50%	Japan, Series 19, 0.10% 9/10/20244	463,865	3,628
	Japan, Series 346, 0.10% 3/20/2027	777,900	5,905
	Japan, Series 356, 0.10% 9/20/2029	1,720,800	12,847
	Japan, Series 116, 2.20% 3/20/2030	576,100	4,933
	Japan, Series 26, 0.005% 3/10/20314	527,493	4,178
	Japan, Series 362, 0.10% 3/20/2031	737,200	5,435
	Japan, Series 365, 0.10% 12/20/2031	520,150	3,832
	Japan, Series 145, 1.70% 6/20/2033	742,700	6,290
	Japan, Series 152, 1.20% 3/20/2035	987,100	7,875
	Japan, Series 21, 2.30% 12/20/2035	720,000	6,451
	Japan, Series 162, 0.60% 9/20/2037	1,617,000	11,642
	Japan, Series 179, 0.50% 12/20/2041	196,950	1,309
	Japan, Series 37, 0.60% 6/20/2050	694,500	4,183
	Japan, Series 70, 0.70% 3/20/2051	276,100	1,694
	Japan, Series 73, 0.70% 12/20/2051	1,568,700	9,576

American Funds Insurance Series    207
Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Japanese yen	Japan, Series 74, 1.00% 3/20/2052	JPY626,900	$ 4,140
(continued)	Japan, Series 76, 1.40% 9/20/2052	296,450	2,162
	Philippines (Republic of) 0.001% 4/12/2024	900,000	6,778

			111,151

British pounds	American Honda Finance Corp. 0.75% 11/25/2026	GBP1,420	1,470
4.17%	Asian Development Bank 1.125% 6/10/2025	1,240	1,393
	KfW 1.125% 7/4/2025	1,165	1,305
	Lloyds Banking Group PLC 7.625% 4/22/2025	655	835
	Quebec (Province of) 2.25% 9/15/2026	1,870	2,083
	United Kingdom 0.125% 1/30/2026	425	463
	United Kingdom 1.25% 7/22/2027	3,060	3,335
	United Kingdom 4.25% 12/7/2027	5,910	7,336
	United Kingdom 4.75% 12/7/2030	8,230	10,732
	United Kingdom 0.25% 7/31/2031	11,850	10,738
	United Kingdom 1.00% 1/31/2032	10,970	10,504
	United Kingdom 4.25% 6/7/2032	3,010	3,809
	United Kingdom 0.625% 7/31/2035	210	171
	United Kingdom 0.875% 1/31/2046	4,916	3,151
	United Kingdom 1.25% 7/31/2051	6,635	4,338
	United Kingdom 1.125% 10/22/2073	225	119

			61,782

Chinese yuan	China (People’s Republic of), Series INBK, 2.75% 2/17/2032	CNY25,660	3,646
renminbi	China (People’s Republic of), Series 1910, 3.86% 7/22/2049	103,240	16,440
2.84%	China (People’s Republic of), Series INBK, 3.39% 3/16/2050	26,230	3,854
	China (People’s Republic of), Series INBK, 3.81% 9/14/2050	51,550	8,146
	China (People’s Republic of), Series INBK, 3.53% 10/18/2051	45,510	6,877
	China Development Bank Corp., Series 1814, 4.15% 10/26/2025	20,900	3,133

			42,096

Canadian dollars	Canada 0.75% 10/1/2024	CAD14,570	10,169
2.31%	Canada 0.25% 3/1/2026	5,800	3,847
	Canada 3.50% 3/1/2028	24,018	17,831
	Canada 2.75% 12/1/2048	3,500	2,337

			34,184

Mexican pesos	Petróleos Mexicanos 7.19% 9/12/2024	MXN42,534	2,024
2.13%	United Mexican States 4.50% 12/4/20254	16,544	845
	United Mexican States, Series M, 5.75% 3/5/2026	44,700	2,078
	United Mexican States, Series M, 7.50% 6/3/2027	251,720	12,188
	United Mexican States, Series M20, 8.50% 5/31/2029	140,400	7,013
	United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,025
	United Mexican States, Series M, 8.00% 11/7/2047	7,830	359
	United Mexican States, Series M, 8.00% 7/31/2053	133,170	6,095

			31,627

Australian dollars	Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	AUD5,789	3,061
1.63%	Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	12,355	7,622
	Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	20,520	13,529

			24,212

208    American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Danish kroner	Nordea Kredit 0.50% 10/1/20405	DKK17,477	$ 1,955
1.62%	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/20405	90,967	10,167
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/20435	106,007	11,555
	Realkredit Danmark AS 1.00% 10/1/20535	2,712	285
			23,962

South Korean won	South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW5,183,670	3,908
0.52%	South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,821

			7,729

Colombian pesos	Colombia (Republic of), Series B, 7.00% 3/26/2031	COP31,310,800	4,575
0.48%	Colombia (Republic of), Series B, 7.25% 10/26/2050	21,884,200	2,569

			7,144

Chilean pesos	Chile (Republic of) 4.00% 3/1/2023	CLP2,300,000	2,681
0.41%	Chile (Republic of) 1.50% 3/1/20264	808,331	933
	Chile (Republic of) 5.00% 10/1/2028	955,000	1,089
	Chile (Republic of) 4.70% 9/1/2030	1,205,000	1,371

			6,074

Indonesian rupiah	Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,495
0.37%	Indonesia (Republic of), Series 95, 6.375% 8/15/2028	3,136,000	200
	Indonesia (Republic of), Series 78, 8.25% 5/15/2029	23,729,000	1,643
	Indonesia (Republic of), Series 82, 7.00% 9/15/2030	2,930,000	190
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	27,353,000	1,926

			5,454

Russian rubles	Russian Federation 7.00% 8/16/20233,6	RUB430,300	1,984
0.23%	Russian Federation 7.65% 4/10/20303	316,110	1,371
			3,355

Brazilian reais	Brazil (Federative Republic of) 6.00% 8/15/20244	BRL13,461	2,531
0.21%	Brazil (Federative Republic of) 10.00% 1/1/2025	3,300	598

			3,129

South African rand	South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR30,120	1,581
0.20%	South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	30,850	1,420

			3,001

Dominican pesos	Dominican Republic 8.90% 2/15/2023	DOP128,000	2,271
0.15%

Malaysian	Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR10,588	2,222
ringgits

0.15%

Ukrainian hryvnia	Ukraine 15.97% 4/19/20236	UAH78,370	1,592
0.11%

Indian rupees	India (Republic of) 5.15% 11/9/2025	INR96,010	1,102
0.08%

American Funds Insurance Series    209

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Romanian leu	Romania 4.75% 2/24/2025	RON5,000	$1,038
0.07%

Polish zloty	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	879
0.06%

Norwegian kroner	Norway (Kingdom of) 2.125% 5/18/2032	NOK6,615	619
0.04%

U.S. dollars	1375209 BC, Ltd. 9.00% 1/30/20287	USD60	59
45.21%	7-Eleven, Inc. 0.95% 2/10/20267	520	456
	7-Eleven, Inc. 1.30% 2/10/20287	2,180	1,810
	7-Eleven, Inc. 1.80% 2/10/20317	2,015	1,544
	ACE INA Holdings, Inc. 3.35% 5/3/2026	195	187
	ACE INA Holdings, Inc. 4.35% 11/3/2045	425	370
	Advisor Group Holdings, LLC 6.25% 3/1/20287	295	272
	AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	1,841
	Aeropuerto International de Tocume SA 5.125% 8/11/20617	660	542
	Aetna, Inc. 2.80% 6/15/2023	340	336
	AG Merger Sub II, Inc. 10.75% 8/1/20277	256	260
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/20277	103	104
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)1,7	1,225	1,249
	Alabama Power Co. 3.00% 3/15/2052	980	651
	Albertsons Companies, Inc. 4.625% 1/15/20277	125	116
	Albertsons Companies, Inc. 3.50% 3/15/20297	340	286
	Alcoa Nederland Holding BV 4.125% 3/31/20297	75	67
	Allegheny Technologies, Inc. 4.875% 10/1/2029	25	22
	Allegheny Technologies, Inc. 5.125% 10/1/2031	45	40
	Alliant Holdings Intermediate, LLC 6.75% 10/15/20277	280	252
	Alliant Holdings Intermediate, LLC 5.875% 11/1/20297	90	74
	Allied Universal Holdco, LLC 9.75% 7/15/20277	175	153
	Allied Universal Holdco, LLC 6.00% 6/1/20297	300	218
	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 10.621% 6/13/20258,9	570	429
	Altera Infrastructure, LP 8.50% 7/15/20233,6,7	555	104
	Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,644
	American Electric Power Company, Inc. 1.00% 11/1/2025	250	224
	American Express Co. 3.375% 5/3/2024	4,202	4,119
	Amgen, Inc. 2.20% 2/21/2027	445	400
	AmWINS Group, Inc. 4.875% 6/30/20297	220	187
	Anglo American Capital PLC 3.95% 9/10/20507	521	383
	Angola (Republic of) 9.50% 11/12/2025	3,580	3,693
	Anywhere Real Estate Group, LLC 5.75% 1/15/20297	200	152
	Anywhere Real Estate Group, LLC 5.25% 4/15/20307	130	95
	Apple, Inc. 3.35% 8/8/2032	1,600	1,457
	Ardagh Group SA 6.50% Cash 6/30/20277,10	210	146
	Aretec Escrow Issuer, Inc. 7.50% 4/1/20297	180	149
	Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)1	1,921	523
	Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)1	3,025	775
	Asbury Automotive Group, Inc. 5.00% 2/15/20327	55	45
	Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 10.25% 8/2/20298,9	120	106
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/20287	160	157
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/20297	55	49
	AssuredPartners, Inc. 7.00% 8/15/20257	120	116
	AssuredPartners, Inc. 5.625% 1/15/20297	365	301
	AstraZeneca PLC 3.50% 8/17/2023	2,700	2,678
	AT&T, Inc. 3.50% 9/15/2053	2,070	1,406
	Atkore, Inc. 4.25% 6/1/20317	25	21
	Atlantic Aviation FBO, Inc., Term Loan,
	(3-month USD-LIBOR + 2.75%) 7.134% 9/22/20288,9	149	147

210    American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Atlantic Aviation FBO, Inc., Term Loan,
(continued)	(3-month USD-LIBOR + 5.75%) 10.134% 9/21/20298,9	USD213	$ 207
	Avantor Funding, Inc. 4.625% 7/15/20287	160	146
	Avantor Funding, Inc. 3.875% 11/1/20297	90	76
	B&G Foods, Inc. 5.25% 4/1/2025	65	57
	B&G Foods, Inc. 5.25% 9/15/2027	220	169
	Ball Corp. 6.875% 3/15/2028	108	111
	Bank of America Corp. 2.456% 10/22/2025
	(3-month USD-LIBOR + 0.87% on 10/22/2024)1	847	801
	Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)1	6,260	5,778
	Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)1	3,745	3,286
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)1	4,780	3,693
	Bank of Nova Scotia 2.45% 2/2/2032	2,100	1,695
	Barclays Bank PLC 5.304% 8/9/2026
	(1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)1	2,350	2,335
	Barclays Bank PLC 5.501% 8/9/2028
	(1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)1	1,290	1,252
	Bath & Body Works, Inc. 6.625% 10/1/20307	120	113
	Bath & Body Works, Inc. 6.875% 11/1/2035	75	67
	Bausch Health Americas, Inc. 9.25% 4/1/20267	80	56
	Bausch Health Companies, Inc. 5.75% 8/15/20277	140	96
	Bausch Health Companies, Inc. 14.00% 10/15/20307	160	96
	Bausch Health Companies, Inc. 5.25% 2/15/20317	160	78
	Bayer AG 3.375% 10/8/20247	840	812
	Bayer US Finance II, LLC 4.25% 12/15/20257	203	197
	Bayerische Motoren Werke AG 3.90% 4/9/20257	900	881
	Bayerische Motoren Werke AG 4.15% 4/9/20307	900	857
	Beasley Mezzanine Holdings, LLC 8.625% 2/1/20267	30	18
	Becton, Dickinson and Company 4.298% 8/22/2032	320	300
	Berkshire Hathaway Energy Company 2.85% 5/15/2051	300	198
	BIP-V Chinook Holdco, LLC 5.50% 6/15/20317	400	350
	Blue Racer Midstream, LLC 7.625% 12/15/20257	65	65
	BMC Software, Inc. 9.125% 3/1/20267	160	151
	BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 3/31/20268,9	25	23
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)1,7	700	572
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)1,7	1,275	1,000
	Boeing Company 5.15% 5/1/2030	2,855	2,792
	Boeing Company 3.625% 2/1/2031	1,127	990
	Bombardier, Inc. 7.125% 6/15/20267	60	58
	Bombardier, Inc. 6.00% 2/15/20287	65	60
	Bombardier, Inc. 7.45% 5/1/20347	125	126
	Booz Allen Hamilton, Inc. 3.875% 9/1/20287	43	38
	Booz Allen Hamilton, Inc. 4.00% 7/1/20297	132	116
	Boyd Gaming Corp. 4.75% 12/1/2027	120	112
	Boyd Gaming Corp. 4.75% 6/15/20317	45	39
	Boyne USA, Inc. 4.75% 5/15/20297	107	95
	Braskem Netherlands Finance BV 4.50% 1/31/20307	745	635
	British American Tobacco PLC 2.789% 9/6/2024	1,150	1,101
	British American Tobacco PLC 3.215% 9/6/2026	955	882
	British American Tobacco PLC 3.557% 8/15/2027	1,545	1,414
	British American Tobacco PLC 3.462% 9/6/2029	1,150	991
	Broadcom, Inc. 4.00% 4/15/20297	250	228
	Broadcom, Inc. 3.419% 4/15/20337	698	562
	Broadcom, Inc. 3.469% 4/15/20347	48	38
	Broadcom, Inc. 3.137% 11/15/20357	185	137
	Broadcom, Inc. 3.75% 2/15/20517	926	643
	BroadStreet Partners, Inc. 5.875% 4/15/20297	160	136
	BWX Technologies, Inc. 4.125% 4/15/20297	195	171
	Caesars Entertainment, Inc. 6.25% 7/1/20257	35	34
	Caesars Entertainment, Inc. 4.625% 10/15/20297	15	12
	Caesars Resort Collection, LLC 5.75% 7/1/20257	165	162
	California Resources Corp. 7.125% 2/1/20267	100	96

American Funds Insurance Series    211

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Callon Petroleum Co. 7.50% 6/15/20307	USD30	$ 27
(continued)	Canadian Pacific Railway, Ltd. 2.45% 12/2/2031	798	663
	Canadian Pacific Railway, Ltd. 3.10% 12/2/2051	1,378	933
	CAN-PACK SA 3.875% 11/15/20297	90	71
	Carnival Corp. 6.00% 5/1/20297	100	67
	CCO Holdings, LLC 4.75% 3/1/20307	135	117
	CCO Holdings, LLC 4.50% 8/15/20307	255	211
	CCO Holdings, LLC 4.25% 2/1/20317	155	125
	CCO Holdings, LLC 4.50% 6/1/20337	162	125
	CCO Holdings, LLC 4.25% 1/15/20347	70	52
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.125% 5/1/20277	125	117
	CCO Holdings, LLC and CCO Holdings Capital Corp. 3.75% 2/15/2028	2,650	2,394
	CDI Escrow Issuer, Inc. 5.75% 4/1/20307	70	63
	CDK Global, Inc. 7.25% 6/15/20297	55	54
	Cedar Fair, LP 5.50% 5/1/20257	120	119
	Centene Corp. 2.45% 7/15/2028	40	34
	Centene Corp. 4.625% 12/15/2029	325	298
	Centene Corp. 2.50% 3/1/2031	155	122
	Central Garden & Pet Co. 4.125% 10/15/2030	74	61
	Central Garden & Pet Co. 4.125% 4/30/20317	110	91
	Charles River Laboratories International, Inc. 4.25% 5/1/20287	35	32
	Charles River Laboratories International, Inc. 4.00% 3/15/20317	70	61
	Cheniere Energy Partners, LP 4.50% 10/1/2029	160	144
	Cheniere Energy Partners, LP 4.00% 3/1/2031	75	64
	Cheniere Energy Partners, LP 3.25% 1/31/2032	56	45
	Chesapeake Energy Corp. 4.875% 4/15/20223	915	21
	Chesapeake Energy Corp. 5.875% 2/1/20297	130	123
	Chesapeake Energy Corp. 6.75% 4/15/20297	30	29
	Ciena Corp. 4.00% 1/31/20307	80	71
	Cigna Corp. 2.375% 3/15/2031	375	308
	Clarivate Science Holdings Corp. 3.875% 7/1/20287	45	39
	Clarivate Science Holdings Corp. 4.875% 7/1/20297	55	47
	Cleveland-Cliffs, Inc. 4.875% 3/1/20317	130	115
	CMS Energy Corp. 3.875% 3/1/2024	100	98
	CMS Energy Corp. 3.00% 5/15/2026	1,200	1,118
	CNX Resources Corp. 7.25% 3/14/20277	240	239
	Coinbase Global, Inc. 3.375% 10/1/20287	55	29
	Coinbase Global, Inc. 3.625% 10/1/20317	85	41
	Colombia (Republic of) 3.875% 4/25/2027	350	311
	Commonwealth Bank of Australia 2.688% 3/11/20317	4,650	3,593
	Compass Diversified Holdings 5.25% 4/15/20297	307	263
	Compass Diversified Holdings 5.00% 1/15/20327	65	52
	Comstock Resources, Inc. 6.75% 3/1/20297	110	99
	Comstock Resources, Inc. 5.875% 1/15/20307	65	56
	Constellation Oil Services Holding SA 4.00% PIK 12/31/202610	1,097	649
	Constellium SE 3.75% 4/15/20297	125	102
	Consumers Energy Co. 3.375% 8/15/2023	345	342
	Consumers Energy Co. 3.60% 8/15/2032	1,600	1,462
	Corebridge Financial, Inc. 3.90% 4/5/20327	748	655
	CoreLogic, Inc. 4.50% 5/1/20287	364	280
	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 10.938% 6/4/20298,9	65	47
	Corporate Office Properties, LP 2.75% 4/15/2031	1,212	910
	Covanta Holding Corp. 4.875% 12/1/20297	25	21
	Crédit Agricole SA 4.375% 3/17/20257	1,100	1,064
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)1,7	2,675	2,441
	Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)1,7	1,000	693
	Crestwood Midstream Partners, LP 6.00% 2/1/20297	85	78
	Crestwood Midstream Partners, LP 8.00% 4/1/20297	100	100
	Crown Castle International Corp. 2.50% 7/15/2031	767	620
	CSX Corp. 3.80% 4/15/2050	75	59
	CVR Partners, LP 6.125% 6/15/20287	100	90
	Daimler Trucks Finance North America, LLC 3.65% 4/7/20277	725	679

212    American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Danske Bank AS 3.875% 9/12/20237	USD1,675	$1,654
(continued)	Darling Ingredients, Inc. 6.00% 6/15/20307	245	240
	DaVita, Inc. 4.625% 6/1/20307	65	52
	Deluxe Corp. 8.00% 6/1/20297	20	16
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)1	850	751
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)1	1,160	985
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,166
	Development Bank of Mongolia, LLC 7.25% 10/23/2023	1,980	1,777
	Diamond Foreign Asset Co. 9.00% Cash 4/22/20277,9,10	25	24
	Diamond Foreign Asset Co. 9.00% Cash 4/22/202710	22	21
	Diamond Sports Group, LLC 6.625% 8/15/20277	310	3
	Diebold Nixdorf, Inc. 9.375% 7/15/20257	309	221
	Diebold Nixdorf, Inc., Term Loan, (USD-SOFR + 5.25%) 6.75% 7/15/20256,8,9	93	63
	Digital Currency Group, Inc., Term Loan,
	(3-month USD-LIBOR + 7.00%) 8.00% 11/30/20266,8,9	17	15
	Digital Currency Group, Inc., Term Loan, 8.75% 11/30/20266,8	22	18
	DIRECTV Financing, LLC 5.875% 8/15/20277	110	99
	DIRECTV Financing, LLC, Term Loan,
	(3-month USD-LIBOR + 5.00%) 9.384% 8/2/20278,9	102	99
	Discovery Communications, Inc. 3.625% 5/15/2030	468	387
	DISH DBS Corp. 5.25% 12/1/20267	15	13
	DISH Network Corp. 11.75% 11/15/20277	260	268
	Dominican Republic 5.50% 1/27/20257	1,375	1,366
	Dominican Republic 8.625% 4/20/20277	225	235
	Dominican Republic 5.50% 2/22/20297	350	323
	Dominican Republic 6.40% 6/5/20497	813	660
	Duke Energy Progress, LLC 2.00% 8/15/2031	2,360	1,871
	Dun & Bradstreet Corp. 5.00% 12/15/20297	197	169
	Edison International 4.125% 3/15/2028	2,390	2,222
	Edison International 5.00% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2049)1	100	84
	Electricité de France SA 4.875% 9/21/20387	795	649
	Empresas Publicas de Medellin ESP 4.25% 7/18/20297	1,030	819
	Enbridge, Inc. 4.00% 10/1/2023	600	595
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 4/1/20297	205	156
	Enel Finance International SA 1.375% 7/12/20267	1,248	1,077
	Enel Finance International SA 1.875% 7/12/20287	1,227	977
	Entegris Escrow Corp. 4.75% 4/15/20297	45	41
	Entergy Corp. 0.90% 9/15/2025	750	669
	Entergy Louisiana, LLC 4.75% 9/15/2052	1,275	1,151
	EQM Midstream Partners, LP 6.50% 7/1/20277	225	215
	EQM Midstream Partners, LP 7.50% 6/1/20307	45	43
	EQM Midstream Partners, LP 6.50% 7/15/2048	40	30
	EQT Corp. 7.25% 2/1/20301	40	42
	Equinix, Inc. 1.80% 7/15/2027	1,145	982
	Equinix, Inc. 2.15% 7/15/2030	3,216	2,566
	Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024	3,910	2,457
	Fair Isaac Corp. 4.00% 6/15/20287	120	109
	Fannie Mae Pool #MA2754 3.00% 9/1/20265	59	57
	Fannie Mae Pool #AO4151 3.50% 6/1/20425	108	101
	Fannie Mae Pool #AP7888 3.50% 10/1/20425	338	316
	Fannie Mae Pool #AQ0770 3.50% 11/1/20425	131	123
	Fannie Mae Pool #FM8399 2.50% 8/1/20515	889	759
	Fannie Mae Pool #BT9589 2.50% 8/1/20515	34	29
	Fannie Mae Pool #CB1552 2.50% 9/1/20515	998	848
	Fannie Mae Pool #BQ7435 2.50% 9/1/20515	97	83
	Fannie Mae Pool #MA4414 2.50% 9/1/20515	33	28
	Fannie Mae Pool #FS0031 2.50% 10/1/20515	336	284
	Fannie Mae Pool #BT3056 2.50% 11/1/20515	721	613
	Fannie Mae Pool #CB2402 2.50% 12/1/20515	3,207	2,718
	Fannie Mae Pool #BU3413 2.50% 12/1/20515	807	685
	Fannie Mae Pool #BU3058 2.50% 12/1/20515	268	227

American Funds Insurance Series    213

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Fannie Mae Pool #BV2930 2.50% 1/1/20525	USD998	$ 846
(continued)	Fannie Mae Pool #BU8226 2.50% 2/1/20525	1,260	1,070
	Fannie Mae Pool #BU1339 2.50% 2/1/20525	275	234
	Fannie Mae Pool #BV0307 2.50% 2/1/20525	273	232
	Fannie Mae Pool #BQ7473 2.50% 2/1/20525	158	134
	Fannie Mae Pool #CB2866 2.50% 2/1/20525	95	81
	Fannie Mae Pool #BV2189 2.50% 2/1/20525	62	53
	Fannie Mae Pool #CB2876 2.50% 2/1/20525	31	27
	Fannie Mae Pool #CB2809 2.50% 2/1/20525	32	27
	Fannie Mae Pool #BV3694 2.50% 2/1/20525	32	27
	Fannie Mae Pool #FS0647 3.00% 2/1/20525	2,865	2,557
	Fannie Mae Pool #BV4040 2.50% 3/1/20525	1,645	1,398
	Fannie Mae Pool #BV7520 2.50% 3/1/20525	864	734
	Fannie Mae Pool #BV8086 2.50% 3/1/20525	809	690
	Fannie Mae Pool #BU6885 2.50% 3/1/20525	808	686
	Fannie Mae Pool #BV5642 2.50% 3/1/20525	94	80
	Fannie Mae Pool #MA4578 2.50% 4/1/20525	4,881	4,140
	Fannie Mae Pool #BV5332 2.50% 4/1/20525	1,929	1,638
	Fannie Mae Pool #BQ7478 2.50% 4/1/20525	1,222	1,038
	Fannie Mae Pool #CB3350 2.50% 4/1/20525	1,011	859
	Fannie Mae Pool #BU8802 2.50% 4/1/20525	998	848
	Fannie Mae Pool #BU8916 2.50% 4/1/20525	785	666
	Fannie Mae Pool #BU6901 2.50% 4/1/20525	91	77
	Fannie Mae Pool #MA4600 3.50% 5/1/20525	2,782	2,531
	Fannie Mae Pool #BV8959 2.50% 6/1/20525	127	108
	Fannie Mae Pool #FS2239 2.50% 7/1/20525	6,973	5,920
	Fannie Mae Pool #FS2555 4.50% 7/1/20525	1,105	1,065
	Fannie Mae Pool #BW6395 4.50% 8/1/20525	999	963
	Fannie Mae Pool #BW5789 4.50% 8/1/20525	371	357
	Fannie Mae Pool #BW1201 5.00% 9/1/20525	2,820	2,783
	Fannie Mae Pool #MA4761 5.00% 9/1/20525	524	517
	Fannie Mae Pool #MA4784 4.50% 10/1/20525	2,209	2,128
	Fannie Mae Pool #MA4785 5.00% 10/1/20525	1,300	1,283
	Fannie Mae Pool #MA4804 4.00% 11/1/20525	854	802
	Fannie Mae Pool #MA4839 4.00% 12/1/20525	442	415
	Fannie Mae Pool #MA4841 5.00% 12/1/20525	3,000	2,961
	Fannie Mae Pool #MA4866 4.00% 1/1/20535	238	223
	Fannie Mae Pool #MA4868 5.00% 1/1/20535	1,000	987
	Fertitta Entertainment, Inc. 4.625% 1/15/20297	25	21
	Fertitta Entertainment, Inc. 6.75% 1/15/20307	25	20
	First Quantum Minerals, Ltd. 6.875% 3/1/20267	325	308
	First Quantum Minerals, Ltd. 6.875% 10/15/20277	240	226
	First Student Bidco, Inc. 4.00% 7/31/20297	85	70
	FirstEnergy Corp., Series B, 4.40% 7/15/2027 (4.15% on 1/15/2023)1	1,800	1,678
	FirstEnergy Transmission, LLC 2.866% 9/15/20287	2,325	2,033
	Florida Power & Light Company 2.875% 12/4/2051	1,465	990
	Ford Motor Co. 3.25% 2/12/2032	20	15
	Ford Motor Credit Company, LLC 3.81% 1/9/2024	290	282
	Ford Motor Credit Company, LLC 2.90% 2/16/2028	200	165
	Ford Motor Credit Company, LLC 4.00% 11/13/2030	125	103
	Freddie Mac Pool #ZS8588 3.00% 11/1/20305	47	45
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/20335	3,975	3,742
	Freddie Mac Pool #QC7173 2.50% 9/1/20515	132	112
	Freddie Mac Pool #QC9156 2.50% 10/1/20515	866	736
	Freddie Mac Pool #QD1523 2.50% 11/1/20515	757	643
	Freddie Mac Pool #QD2521 2.50% 12/1/20515	67	57
	Freddie Mac Pool #SD0853 2.50% 1/1/20525	885	750
	Freddie Mac Pool #QD9066 2.50% 2/1/20525	210	179
	Freddie Mac Pool #QD7063 2.50% 2/1/20525	95	81
	Freddie Mac Pool #QD9879 2.50% 3/1/20525	730	619
	Freddie Mac Pool #QD9460 2.50% 3/1/20525	663	562
	Freddie Mac Pool #RA6959 2.50% 3/1/20525	27	23

214    American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Freddie Mac Pool #QD9200 2.50% 4/1/20525	USD919	$ 780
(continued)	Freddie Mac Pool #QE0323 2.50% 4/1/20525	900	765
	Freddie Mac Pool #QE2310 2.50% 4/1/20525	840	713
	Freddie Mac Pool #QE4383 4.00% 6/1/20525	3,563	3,345
	Freddie Mac Pool #QE6084 5.00% 7/1/20525	1,276	1,260
	Freddie Mac Pool #QE8063 4.00% 8/1/20525	300	282
	Freddie Mac Pool #QE8065 4.50% 8/1/20525	3,700	3,565
	Freddie Mac Pool #QF0152 4.50% 9/1/20525	500	482
	Freddie Mac Pool #QF1489 4.00% 10/1/20525	1,000	939
	Freddie Mac Pool #SD8256 4.00% 10/1/20525	400	376
	Freddie Mac Pool #SD8257 4.50% 10/1/20525	8,419	8,111
	Freddie Mac Pool #QF0866 4.50% 10/1/20525	2,226	2,151
	Freddie Mac Pool #QF1486 4.50% 10/1/20525	400	385
	Freddie Mac Pool #QF3304 5.00% 10/1/20525	800	790
	Freddie Mac Pool #SD8264 3.50% 11/1/20525	4,668	4,246
	Freddie Mac Pool #QF3985 4.00% 11/1/20525	308	290
	Freddie Mac Pool #SD8275 4.50% 12/1/20525	598	576
	Freddie Mac Pool #SD8276 5.00% 12/1/20525	4,753	4,692
	Freddie Mac Pool #SD8288 5.00% 1/1/20535	507	501
	Frontier Communications Corp. 5.875% 10/15/20277	100	93
	Frontier Communications Corp. 5.00% 5/1/20287	65	57
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	250	194
	FS Energy and Power Fund 7.50% 8/15/20237	150	150
	FXI Holdings, Inc. 12.25% 11/15/20267	497	412
	Gartner, Inc. 3.75% 10/1/20307	70	60
	General Motors Financial Co. 1.05% 3/8/2024	725	689
	Genesis Energy, LP 8.00% 1/15/2027	125	118
	Georgia (Republic of) 2.75% 4/22/20267	400	363
	GoDaddy Operating Co. 3.50% 3/1/20297	80	67
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)1	1,080	933
	Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)1	726	565
	Government National Mortgage Assn. 3.50% 1/1/20535,11	7,440	6,837
	Gray Escrow II, Inc. 5.375% 11/15/20317	30	22
	Group 1 Automotive, Inc. 4.00% 8/15/20287	145	123
	Groupe BPCE SA 5.15% 7/21/20247	1,800	1,763
	Grupo Energia Bogota SA ESP 4.875% 5/15/20307	660	593
	Hanesbrands, Inc. 4.625% 5/15/20247	120	116
	Hanesbrands, Inc. 4.875% 5/15/20267	100	90
	Harsco Corp. 5.75% 7/31/20277	200	158
	Harvest Midstream I, LP 7.50% 9/1/20287	25	24
	HCA, Inc. 5.625% 9/1/2028	120	120
	HealthEquity, Inc. 4.50% 10/1/20297	30	26
	Hess Midstream Operations, LP 5.50% 10/15/20307	34	31
	Hightower Holding, LLC 6.75% 4/15/20297	235	198
	Hilcorp Energy I, LP 6.00% 4/15/20307	105	94
	Hilcorp Energy I, LP 6.00% 2/1/20317	115	100
	Hilton Worldwide Holdings, Inc. 4.875% 1/15/2030	25	23
	Hilton Worldwide Holdings, Inc. 4.00% 5/1/20317	155	130
	Honduras (Republic of) 6.25% 1/19/2027	2,083	1,843
	Honduras (Republic of) 5.625% 6/24/2030	958	773
	Howard Hughes Corp. 5.375% 8/1/20287	275	248
	Howard Hughes Corp. 4.125% 2/1/20297	195	164
	Howard Hughes Corp. 4.375% 2/1/20317	120	97
	Howard Midstream Energy Partners, LLC 6.75% 1/15/20277	60	58
	HSBC Holdings PLC 2.633% 11/7/2025
	(3-month USD-LIBOR + 1.14% on 11/7/2024)1	305	287
	HSBC Holdings PLC 4.292% 9/12/2026
	(3-month USD-LIBOR + 1.348% on 9/12/2025)1	4,172	3,995
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)1	921	706
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 5.824% 2/24/20239	3,326	3,316
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.007% 2/24/20259	363	342
	Huarong Finance II Co., Ltd. 5.50% 1/16/2025	880	835

American Funds Insurance Series    215

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Huarong Finance II Co., Ltd. 5.00% 11/19/2025	USD1,007	$ 931
(continued)	HUB International, Ltd. 7.00% 5/1/20267	315	309
	Hyundai Capital America 0.875% 6/14/20247	1,200	1,120
	Hyundai Capital America 1.50% 6/15/20267	2,375	2,061
	Hyundai Capital America 1.65% 9/17/20267	269	237
	Hyundai Capital America 2.00% 6/15/20287	600	490
	Hyundai Capital Services, Inc. 3.75% 3/5/20237	2,450	2,442
	iHeartCommunications, Inc. 5.25% 8/15/20277	80	68
	Ingles Markets, Inc. 4.00% 6/15/20317	140	118
	Intesa Sanpaolo SpA 5.017% 6/26/20247	3,270	3,145
	Intesa Sanpaolo SpA 7.00% 11/21/20257	225	230
	Iraq (Republic of) 6.752% 3/9/20237	545	539
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/20327	55	46
	Iron Mountain, Inc. 5.25% 7/15/20307	235	205
	Israel (State of) 3.375% 1/15/2050	1,470	1,136
	Israel (State of) 3.875% 7/3/2050	795	672
	Jacobs Entertainment, Inc. 6.75% 2/15/20297	25	23
	JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)1	45	43
	Kantar Group, LLC, Term Loan B2,
	(3-month USD-LIBOR + 4.50%) 9.23% 12/4/20268,9	64	60
	KB Home 6.875% 6/15/2027	50	50
	Keb Hana Bank 3.25% 3/30/20277	1,370	1,278
	Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029	110	87
	Kennedy-Wilson Holdings, Inc. 4.75% 2/1/2030	245	187
	Kinetik Holdings, LP 5.875% 6/15/20307	50	47
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/20267	85	74
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/20277	140	115
	LABL Escrow Issuer, LLC 10.50% 7/15/20277	45	42
	Lamar Media Corp. 3.75% 2/15/2028	135	121
	Lamar Media Corp. 3.625% 1/15/2031	160	132
	Lamb Weston Holdings, Inc. 4.125% 1/31/20307	200	177
	Lamb Weston Holdings, Inc. 4.375% 1/31/20327	60	53
	Las Vegas Sands Corp. 3.20% 8/8/2024	25	24
	LCM Investments Holdings II, LLC 4.875% 5/1/20297	110	88
	Level 3 Financing, Inc. 3.75% 7/15/20297	210	151
	Levi Strauss & Co. 3.50% 3/1/20317	115	91
	Ligado Networks, LLC 15.50% PIK 11/1/20237,10	124	40
	Lindblad Expeditions, LLC 6.75% 2/15/20277	5	5
	Lithia Motors, Inc. 4.625% 12/15/20277	120	108
	Live Nation Entertainment, Inc. 4.75% 10/15/20277	130	116
	Lloyds Banking Group PLC 1.627% 5/11/2027
	(1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)1	7,000	6,067
	LPL Holdings, Inc. 4.625% 11/15/20277	485	454
	LPL Holdings, Inc. 4.00% 3/15/20297	25	22
	LSB Industries, Inc. 6.25% 10/15/20287	126	115
	LSC Communications, Inc. 8.75% 10/15/20233,6,7	431	1
	Mallinckrodt PLC 10.00% 4/15/20257	440	379
	Marriott International, Inc. 2.75% 10/15/2033	5	4
	Mastercard, Inc. 2.00% 11/18/2031	600	483
	Match Group, Inc. 5.625% 2/15/20297	130	121
	Meituan Dianping 2.125% 10/28/2025	1,730	1,532
	Meituan Dianping 3.05% 10/28/20307	3,095	2,390
	Methanex Corp. 5.125% 10/15/2027	55	51
	Methanex Corp. 5.25% 12/15/2029	170	151
	Mexico City Airport Trust 5.50% 7/31/2047	432	334
	MGM Resorts International 5.50% 4/15/2027	90	84
	Midas OpCo Holdings, LLC 5.625% 8/15/20297	145	120
	Mileage Plus Holdings, LLC 6.50% 6/20/20277	63	63
	Mineral Resources, Ltd. 8.00% 11/1/20277	155	159
	Mineral Resources, Ltd. 8.50% 5/1/20307	25	25
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/20277	3,236	2,937
	Mohegan Gaming & Entertainment 8.00% 2/1/20267	105	98

216    American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Molina Healthcare, Inc. 4.375% 6/15/20287	USD80	$ 73
(continued)	Molina Healthcare, Inc. 3.875% 11/15/20307	75	64
	MoneyGram International, Inc. 5.375% 8/1/20267	50	51
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)1	2,164	1,901
	Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)1	1,396	1,057
	Mozart Debt Merger Sub, Inc. 5.25% 10/1/20297	155	123
	MSCI, Inc. 3.875% 2/15/20317	215	179
	MSCI, Inc. 3.625% 11/1/20317	350	290
	Murphy Oil Corp. 5.625% 5/1/2027	15	15
	Murphy Oil USA, Inc. 4.75% 9/15/2029	48	44
	Nabors Industries, Inc. 7.375% 5/15/20277	55	53
	National Financial Partners Corp. 6.875% 8/15/20287	105	87
	Nationstar Mortgage Holdings, Inc. 5.125% 12/15/20307	135	104
	Navient Corp. 5.00% 3/15/2027	45	39
	Navient Corp. 4.875% 3/15/2028	145	119
	NCL Corp., Ltd. 5.875% 2/15/20277	80	69
	NCR Corp. 5.25% 10/1/20307	15	12
	Neiman Marcus Group, LLC 7.125% 4/1/20267	85	80
	Netflix, Inc. 4.875% 4/15/2028	45	44
	Netflix, Inc. 4.875% 6/15/20307	225	210
	New Fortress Energy, Inc. 6.75% 9/15/20257	50	47
	New Fortress Energy, Inc. 6.50% 9/30/20267	255	237
	New York Life Global Funding 1.20% 8/7/20307	2,725	2,094
	Newell Rubbermaid, Inc. 4.70% 4/1/2026	80	75
	Nexstar Broadcasting, Inc. 4.75% 11/1/20287	255	221
	Nexstar Escrow Corp. 5.625% 7/15/20277	115	106
	NGL Energy Operating, LLC 7.50% 2/1/20267	215	192
	NGL Energy Partners, LP 7.50% 11/1/2023	200	195
	Niagara Mohawk Power Corp. 3.508% 10/1/20247	180	173
	Northern Oil and Gas, Inc. 8.125% 3/1/20287	335	322
	NorthRiver Midstream Finance, LP 5.625% 2/15/20267	105	100
	NortonLifeLock, Inc. 7.125% 9/30/20307	160	157
	Nova Chemicals Corp. 5.25% 6/1/20277	20	18
	Novelis Corp. 4.75% 1/30/20307	80	71
	Novelis Corp. 3.875% 8/15/20317	20	16
	NuStar Logistics, LP 5.625% 4/28/2027	80	75
	Oasis Petroleum, Inc. 6.375% 6/1/20267	35	34
	Occidental Petroleum Corp. 6.375% 9/1/2028	194	196
	Occidental Petroleum Corp. 8.875% 7/15/2030	25	28
	Occidental Petroleum Corp. 6.625% 9/1/2030	125	129
	Occidental Petroleum Corp. 6.125% 1/1/2031	65	66
	Occidental Petroleum Corp. 6.45% 9/15/2036	18	18
	Occidental Petroleum Corp. 6.60% 3/15/2046	15	15
	State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds
	(Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	1,410	1,008
	Oleoducto Central SA 4.00% 7/14/20277	2,535	2,241
	Oleoducto Central SA 4.00% 7/14/2027	630	557
	Open Text Corp. 3.875% 2/15/20287	25	22
	Open Text Corp., Term Loan B, (3-month USD-LIBOR + 3.50%) 3.50% 11/16/20298,9	155	151
	Option Care Health, Inc. 4.375% 10/31/20297	25	22
	Oracle Corp. 2.65% 7/15/2026	2,327	2,142
	Oracle Corp. 3.25% 11/15/2027	1,880	1,730
	Oracle Corp. 3.60% 4/1/2050	980	664
	Oracle Corp. 3.95% 3/25/2051	22	16
	Orange SA 9.00% 3/1/20311	2,434	2,985
	Oxford Finance, LLC 6.375% 2/1/20277	30	28
	Pacific Gas and Electric Co. 4.65% 8/1/2028	542	499
	Pacific Gas and Electric Co. 3.30% 8/1/2040	6,850	4,661
	Panama (Republic of) 3.75% 4/17/20267	465	439
	Panther BF Aggregator 2, LP 6.25% 5/15/20267	44	43
	Panther BF Aggregator 2, LP 8.50% 5/15/20277	85	83
	Park Intermediate Holdings, LLC 4.875% 5/15/20297	65	55

American Funds Insurance Series    217

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	Party City Holdings, Inc. 8.75% 2/15/20267	USD5	$1
(continued)	Performance Food Group, Inc. 5.50% 10/15/20277	11	10
	Peru (Republic of) 2.392% 1/23/2026	500	461
	Petrobras Global Finance Co. 6.75% 6/3/2050	29	25
	Petrobras Global Finance Co. 5.50% 6/10/2051	21	16
	Petróleos Mexicanos 4.625% 9/21/2023	714	704
	Petróleos Mexicanos 6.875% 10/16/2025	660	647
	Petróleos Mexicanos 6.875% 8/4/2026	865	819
	Petróleos Mexicanos 6.49% 1/23/2027	406	371
	Petróleos Mexicanos 6.50% 3/13/2027	1,493	1,365
	Petróleos Mexicanos 6.84% 1/23/2030	681	564
	Petróleos Mexicanos 6.70% 2/16/2032	779	613
	Petróleos Mexicanos 6.75% 9/21/2047	346	222
	Petróleos Mexicanos 7.69% 1/23/2050	55	38
	Petróleos Mexicanos 6.95% 1/28/2060	201	128
	PG&E Corp. 5.00% 7/1/2028	145	133
	PG&E Corp. 5.25% 7/1/2030	175	160
	PGT Innovations, Inc. 4.375% 10/1/20297	5	4
	Philip Morris International, Inc. 5.125% 11/17/2027	315	318
	Philip Morris International, Inc. 5.625% 11/17/2029	420	427
	Philip Morris International, Inc. 2.10% 5/1/2030	634	514
	Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,589
	Picard Midco, Inc. 6.50% 3/31/20297	235	198
	Post Holdings, Inc. 5.625% 1/15/20287	85	80
	Post Holdings, Inc. 5.50% 12/15/20297	80	73
	Post Holdings, Inc. 4.625% 4/15/20307	444	384
	Procter & Gamble Company 3.00% 3/25/2030	338	310
	PT Indonesia Asahan Aluminium Tbk 5.71% 11/15/2023	960	963
	PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/20307	500	477
	Qatar Petroleum 3.125% 7/12/20417	2,895	2,235
	Radiology Partners, Inc. 9.25% 2/1/20287	245	138
	Radiology Partners, Inc., Term Loan,
	(3-month USD-LIBOR + 4.25%) 8.639% 7/9/20258,9	10	8
	Range Resources Corp. 4.75% 2/15/20307	145	128
	Raptor Acquisition Corp. 4.875% 11/1/20267	180	160
	Real Hero Merger Sub 2, Inc. 6.25% 2/1/20297	25	17
	RLJ Lodging Trust, LP 4.00% 9/15/20297	25	20
	Roller Bearing Company of America, Inc. 4.375% 10/15/20297	20	17
	Royal Caribbean Cruises, Ltd. 11.50% 6/1/20257	57	61
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/20277	40	32
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/20297	160	165
	RP Escrow Issuer, LLC 5.25% 12/15/20257	190	145
	Russian Federation 4.25% 6/23/20273	1,400	602
	Ryan Specialty Group, LLC 4.375% 2/1/20307	45	39
	Sabre GLBL, Inc. 11.25% 12/15/20277	75	77
	Sally Holdings, LLC 5.625% 12/1/2025	48	46
	Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,485
	Scentre Group 3.50% 2/12/20257	210	201
	Scentre Group 3.75% 3/23/20277	110	101
	Scientific Games Corp. 7.00% 5/15/20287	20	19
	Scientific Games Holdings, LP 6.625% 3/1/20307	46	39
	SCIH Salt Holdings, Inc. 4.875% 5/1/20287	115	99
	Scotts Miracle-Gro Co. 4.50% 10/15/2029	140	114
	Scotts Miracle-Gro Co. 4.375% 2/1/2032	55	42
	Sealed Air Corp. 5.00% 4/15/20297	40	38
	ServiceNow, Inc. 1.40% 9/1/2030	1,830	1,404
	Silgan Holdings, Inc. 4.125% 2/1/2028	80	74
	Simmons Foods, Inc. 4.625% 3/1/20297	160	130
	Singapore Airlines, Ltd. 3.375% 1/19/2029	3,710	3,353
	Sirius XM Radio, Inc. 4.00% 7/15/20287	195	170
	Sirius XM Radio, Inc. 3.875% 9/1/20317	170	133
	SkyMiles IP, Ltd. 4.75% 10/20/20287	25	24

218    American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	SM Energy Co. 5.625% 6/1/2025	USD55	$53
(continued)	SM Energy Co. 6.50% 7/15/2028	45	43
	Sonic Automotive, Inc. 4.625% 11/15/20297	45	36
	Sonic Automotive, Inc. 4.875% 11/15/20317	20	16
	Southern California Edison Co. 2.85% 8/1/2029	200	174
	Southwestern Energy Co. 5.95% 1/23/20251	110	108
	Southwestern Energy Co. 7.75% 10/1/2027	20	20
	Southwestern Energy Co. 8.375% 9/15/2028	30	31
	Southwestern Energy Co. 5.375% 3/15/2030	135	123
	Southwestern Energy Co. 4.75% 2/1/2032	105	90
	Spirit AeroSystems, Inc. 9.375% 11/30/20297	17	18
	Sprint Corp. 7.625% 3/1/2026	130	137
	Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/20233	2,890	917
	Stellantis Finance US, Inc. 1.711% 1/29/20277	1,500	1,289
	Stellantis Finance US, Inc. 5.625% 1/12/20287	2,560	2,539
	Stellantis Finance US, Inc. 2.691% 9/15/20317	453	347
	Stericycle, Inc. 3.875% 1/15/20297	110	96
	Studio City Finance, Ltd. 6.00% 7/15/20257	200	174
	Sunoco, LP 4.50% 5/15/2029	290	254
	Sunoco, LP 4.50% 4/30/2030	35	30
	Surgery Center Holdings 10.00% 4/15/20277	103	105
	SVB Financial Group 4.70% junior subordinated perpetual bonds
	(5-year UST Yield Curve Rate T Note Constant Maturity +
	3.064% on 11/15/2031)1	12	8
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)1,7	800	740
	Talen Energy Corp. 7.25% 5/15/20277	205	213
	Tencent Holdings, Ltd. 3.24% 6/3/20507	3,450	2,188
	Tenet Healthcare Corp. 4.875% 1/1/20267	245	232
	Tenet Healthcare Corp. 6.125% 10/1/20287	25	22
	Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024	4,600	4,518
	Teva Pharmaceutical Finance Co. BV 7.125% 1/31/2025	3,710	3,695
	Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	110	96
	State of Texas, Grand Parkway Transportation Corp.,
	Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	1,780	1,266
	Thermo Fisher Scientific, Inc. 4.80% 11/21/2027	630	633
	Tibco Software, Inc., Term Loan A,
	(3-month USD CME Term SOFR + 4.50%) 9.18% 9/29/20288,9	245	218
	T-Mobile US, Inc. 2.40% 3/15/2029	1,079	913
	Toyota Motor Credit Corp. 3.375% 4/1/2030	453	412
	TransDigm, Inc. 6.25% 3/15/20267	65	64
	TransDigm, Inc. 5.50% 11/15/2027	35	33
	TransDigm, Inc. 4.875% 5/1/2029	80	70
	Transocean Guardian, Ltd. 5.875% 1/15/20247	10	10
	Transocean Poseidon, Ltd. 6.875% 2/1/20277	66	64
	Treehouse Park Improvement Association No.1 - Anleihen 9.75% 12/1/20336,7	100	88
	Triumph Group, Inc. 6.25% 9/15/20247	35	33
	U.S. Treasury 0.125% 1/31/2023	12,320	12,282
	U.S. Treasury 2.625% 2/28/2023	6,900	6,882
	U.S. Treasury 1.875% 8/31/2024	4,515	4,320
	U.S. Treasury 3.25% 8/31/2024	1,065	1,043
	U.S. Treasury 0.25% 8/31/2025	20,534	18,475
	U.S. Treasury 2.875% 11/30/2025	5,400	5,198
	U.S. Treasury 4.00% 12/15/2025	1,992	1,980
	U.S. Treasury 0.375% 1/31/2026	14,610	13,004
	U.S. Treasury 0.75% 8/31/2026	4,361	3,862
	U.S. Treasury 0.875% 9/30/2026	11,098	9,858
	U.S. Treasury 1.125% 10/31/2026	1,698	1,519
	U.S. Treasury 2.50% 3/31/2027	9,560	8,975
	U.S. Treasury 3.875% 11/30/2027	105,639	105,067
	U.S. Treasury 1.625% 8/15/2029	10,760	9,336
	U.S. Treasury 1.375% 11/15/203112	25,783	20,999

American Funds Insurance Series    219

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. dollars	U.S. Treasury 1.875% 2/15/2032	USD2,000	$ 1,696
(continued)	U.S. Treasury 4.125% 11/15/2032	1,169	1,192
	U.S. Treasury 1.125% 5/15/2040	9,170	5,754
	U.S. Treasury 1.875% 2/15/204112	18,740	13,274
	U.S. Treasury 1.75% 8/15/2041	6,050	4,151
	U.S. Treasury 2.375% 2/15/2042	2,872	2,195
	U.S. Treasury 3.00% 8/15/2048	5,045	4,164
	U.S. Treasury 2.00% 8/15/2051	5,755	3,788
	U.S. Treasury 3.00% 8/15/205212	29,749	24,666
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/20514	3,239	2,089
	UBS Group AG 1.008% 7/30/2024
	(5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)1,7	1,950	1,897
	UBS Group AG 4.49% 8/5/2025
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)1,7	2,265	2,228
	UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 8.998% 5/3/20278,9	75	69
	Ukraine 7.75% 9/1/20243	6,210	1,544
	Ukraine 7.75% 9/1/20263	1,570	338
	Ukraine 6.876% 5/21/20313	1,269	244
	Uniform Mortgage-Backed Security 5.00% 1/1/20535,11	2,100	2,070
	Uniform Mortgage-Backed Security 5.50% 1/1/20535,11	10,300	10,329
	Unisys Corp. 6.875% 11/1/20277	35	27
	United Natural Foods, Inc. 6.75% 10/15/20287	235	226
	United Rentals, Inc. 4.875% 1/15/2028	30	29
	United Rentals, Inc. 6.00% 12/15/20297	315	314
	Univision Communications, Inc. 4.50% 5/1/20297	240	201
	Univision Communications, Inc. 7.375% 6/30/20307	145	139
	US Foods, Inc. 4.625% 6/1/20307	35	31
	Vail Resorts, Inc. 6.25% 5/15/20257	120	120
	Valeant Pharmaceuticals International, Inc. 5.50% 11/1/20257	75	64
	Valvoline, Inc. 3.625% 6/15/20317	85	70
	Venator Finance SARL 9.50% 7/1/20257	185	134
	Venator Finance SARL 5.75% 7/15/20257	140	48
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/20297	35	31
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/20317	125	107
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/20337	65	53
	Verizon Communications, Inc. 3.15% 3/22/2030	575	508
	Verizon Communications, Inc. 2.55% 3/21/2031	2,100	1,732
	VICI Properties, LP 4.375% 5/15/2025	1,563	1,520
	VICI Properties, LP 4.625% 12/1/20297	15	14
	VICI Properties, LP 4.125% 8/15/20307	420	368
	VZ Secured Financing BV 5.00% 1/15/20327	200	163
	W. R. Grace Holdings, LLC 5.625% 8/15/20297	20	16
	Warner Music Group 3.75% 12/1/20297	125	108
	Warner Music Group 3.875% 7/15/20307	135	117
	Warner Music Group 3.00% 2/15/20317	80	64
	WarnerMedia Holdings, Inc. 4.279% 3/15/20327	917	758
	WarnerMedia Holdings, Inc. 5.05% 3/15/20427	1,928	1,482
	Warrior Met Coal, Inc. 7.875% 12/1/20287	140	138
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/20267	320	302
	WEA Finance, LLC 3.75% 9/17/20247	535	506
	Weatherford International, Ltd. 11.00% 12/1/20247	5	5
	Weatherford International, Ltd. 6.50% 9/15/20287	65	64
	Weatherford International, Ltd. 8.625% 4/30/20307	65	63
	Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)1	5,788	5,370
	Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)1	1,600	1,363
	WESCO Distribution, Inc. 7.125% 6/15/20257	180	183
	WESCO Distribution, Inc. 7.25% 6/15/20287	245	249
	Western Global Airlines, LLC 10.375% 8/15/20257	15	11
	Western Midstream Operating, LP 3.35% 2/1/20251	85	81
	Western Midstream Operating, LP 4.75% 8/15/2028	65	59
	Western Midstream Operating, LP 5.50% 2/1/20501	25	21

220    American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

U.S. dollars	Westpac Banking Corp. 2.894% 2/4/2030
(continued)	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)1		USD1,250	$1,147
	WeWork Companies, LLC 5.00% 7/10/20257		50	17
	Wyndham Destinations, Inc. 6.625% 7/31/20267		65	64
	Wynn Las Vegas, LLC 4.25% 5/30/20237		38	38
	Wynn Resorts Finance, LLC 7.75% 4/15/20257		180	179
	Yahoo Holdings, Inc., Term Loan B,
	(1-month USD-LIBOR + 5.50%) 9.884% 9/1/20278,9		110	100
	Ziggo Bond Co. BV 5.125% 2/28/20307		200	162
	Ziggo Bond Finance BV 4.875% 1/15/20307		300	252
				669,959
	Total bonds, notes & other debt instruments (cost: $1,515,444,000)
				1,337,877
Investment funds 3.29%			Shares

U.S. dollars	Capital Group Central Corporate Bond Fund13		5,972,524	48,676
3.29%	Total investment funds (cost: $47,079,000)
				48,676

Preferred securities 0.00%

U.S. dollars	ACR III LSC Holdings, LLC, Series B, preferred shares6,7,14		48	20
0.00%	Total preferred securities (cost: $49,000)
				20

Common stocks 0.01%

U.S. dollars	Constellation Oil Services Holding SA, Class B-16,14		1,214,969	134
0.01%	Bighorn Permian Resources, LLC6		531	—15
	Total common stocks (cost: $0)			134
		Weighted

Short-term securities 6.79%		average yield	Principal amount
		at acquisition	(000)

Commercial paper 6.78%

	DNB Bank ASA 3/2/20237	4.273%	USD35,000	34,740
	NRW.Bank 2/6/20237	4.192	31,100	30,957
	Oesterreich Kontrollbank 2/21/2023	4.245	35,000	34,773

				100,470
			Shares

Money market investments 0.01%

	Capital Group Central Cash Fund 4.31%13,16		1,674	167
	Total short-term securities (cost: $100,664,000)			100,637
	Total investment securities 100.37% (cost: $1,663,236,000)
				1,487,344
	Other assets less liabilities (0.37)%			(5,450)
	Net assets 100.00%
				$1,481,894

American Funds Insurance Series    221

Capital World Bond Fund (continued)

Futures contracts

								Value and
								unrealized
								(depreciation)
							Notional	appreciation
					Number of		amount	at 12/31/2022
Contracts				Type	contracts	Expiration	(000)	(000)

2 Year Euro-Schatz Futures				Long	60	March 2023	USD6,771	$(87)
2 Year U.S. Treasury Note Futures				Long	130	March 2023	26,660	31
5 Year Euro-Bobl Futures				Long	236	March 2023	29,242	(987)
5 Year U.S. Treasury Note Futures				Long	1,196	March 2023	129,084	(139)
10 Year Euro-Bund Futures				Long	95	March 2023	13,518	(880)
10 Year Italy Government Bond Futures				Long	71	March 2023	8,278	(663)
10 Year Japanese Government Bond Futures				Long	9	March 2023	9,975	(41)
10 Year U.S. Treasury Note Futures				Long	328	March 2023	36,833	(201)
10 Year Ultra U.S. Treasury Note Futures				Short	175	March 2023	(20,699)	123
10 Year UK Gilt Futures				Short	44	March 2023	(5,314)	335
20 Year U.S. Treasury Bond Futures				Long	65	March 2023	8,147	(131)
30 Year Euro-Buxl Futures				Long	57	March 2023	8,252	(1,530)
30 Year Ultra U.S. Treasury Bond Futures				Short	170	March 2023	(22,833)	183

								$(3,987)
Forward currency contracts

								Unrealized
	Contract amount							appreciation
								(depreciation)

Currency purchased		Currency sold					Settlement	at 12/31/2022
	(000)		(000)		Counterparty		date	(000)

KRW	8,431,290	USD	6,478		Bank of America		1/9/2023	$219
HUF	1,284,310	EUR	3,067		UBS AG		1/10/2023	145
PLN	20,540	EUR	4,330		HSBC Bank		1/10/2023	45
DKK	17,400	USD	2,465		UBS AG		1/10/2023	42
PLN	3,330	USD	739		UBS AG		1/10/2023	20
SEK	23,400	USD	2,256		UBS AG		1/10/2023	(12)
USD	6,519	AUD	9,680		HSBC Bank		1/10/2023	(75)
USD	2,058	HUF	818,090		UBS AG		1/10/2023	(127)
EUR	6,800	USD	7,143		Bank of America		1/11/2023	142
CNH	154,697	USD	22,271		Citibank		1/11/2023	105
USD	1,405	EUR	1,320		Bank of America		1/11/2023	(9)
USD	2,019	EUR	1,900		Bank of America		1/11/2023	(17)
SEK	22,100	USD	2,141		Bank of America		1/11/2023	(22)
NZD	1,070	USD	682		Morgan Stanley		1/12/2023	(2)
JPY	2,083,770	USD	15,470		Bank of America		1/13/2023	438
CNH	146,490	USD	21,104		JPMorgan Chase		1/13/2023	89
USD	4,476	GBP	3,660		Morgan Stanley		1/13/2023	50
PLN	18,110	EUR	3,807		UBS AG		1/13/2023	50
CHF	2,790	USD	2,985		UBS AG		1/13/2023	37
USD	3,682	CAD	4,970		Standard Chartered Bank		1/13/2023	11
EUR	9,477	DKK	70,470		BNP Paribas		1/13/2023	(1)
USD	807	NOK	7,930		UBS AG		1/13/2023	(3)
USD	19,831	MXN	394,043		UBS AG		1/13/2023	(336)
EUR	6,752	PLN	31,970		HSBC Bank		1/17/2023	(48)
JPY	6,231,228	USD	45,941		Standard Chartered Bank		1/20/2023	1,678
JPY	3,696,640	USD	27,194		Standard Chartered Bank		1/20/2023	1,056
USD	5,044	HUF	1,807,090		Bank of America		1/20/2023	232
JPY	573,812	AUD	6,280		HSBC Bank		1/20/2023	105
CAD	16,753	USD	12,310		Bank of America		1/20/2023	64
CZK	124,020	USD	5,572		Goldman Sachs		1/20/2023	(92)
USD	14,203	DKK	100,190		Bank of America		1/20/2023	(244)

222    American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

	Contract amount					Unrealized
						appreciation

	Currency					(depreciation)
purchased		Currency sold			Settlement	at 12/31/2022
	(000)		(000)	Counterparty	date	(000)

USD	5,215	CZK	124,020	Morgan Stanley	1/20/2023	$ (266)
HUF	1,807,090	USD	5,519	Bank of America	1/20/2023	(706)
EUR	23,500	USD	24,897	Bank of America	1/23/2023	303
USD	2,087	COP 10,038,860		Morgan Stanley	1/23/2023	26
CZK	47,290	EUR	1,935	UBS AG	1/23/2023	14
COP	3,594,590	USD	753	Bank of America	1/23/2023	(15)
USD	10,027	EUR	9,480	BNP Paribas	1/23/2023	(139)
THB	84,660	USD	2,468	Standard Chartered Bank	1/26/2023	(8)
JPY	833,790	USD	5,779	Standard Chartered Bank	1/27/2023	599
JPY	1,210,240	USD	8,936	BNP Paribas	1/27/2023	322
JPY	419,350	USD	2,897	UBS AG	1/27/2023	310
JPY	559,100	USD	4,149	Goldman Sachs	1/27/2023	128
PLN	24,520	USD	5,913	BNP Paribas	2/2/2023	(333)
KRW	2,855,970	USD	2,161	Standard Chartered Bank	2/28/2023	110
EUR	14,020	USD	14,746	Bank of America	3/6/2023	330
CNH	64,940	USD	9,270	Standard Chartered Bank	3/6/2023	162
JPY	417,300	USD	3,097	BNP Paribas	3/6/2023	111
KRW	2,388,130	USD	1,834	HSBC Bank	3/6/2023	65

						$4,553

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay					Upfront	Unrealized
					Notional	Value at	premium	depreciation

	Payment		Payment	Expiration	amount	12/31/2022	paid	at 12/31/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD4,428	$(70)	$—	$(70)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	37,736	(600)	—	(600)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	13,908	(231)	—	(231)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	34,764	(572)	—	(572)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	5,734	(95)	—	(95)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	5,734	(95)	—	(95)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	6,295	(106)	—	(106)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	11,830	(206)	—	(206)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	11,817	(215)	—	(215)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	12,043	(220)	—	(220)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	12,093	(221)	—	(221)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	10,675	(203)	—	(203)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	12,176	(230)	—	(230)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	12,163	(228)	—	(228)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	12,163	(228)	—	(228)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	13,521	(252)	—	(252)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	(283)	—	(283)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	(284)	—	(284)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	1,440	(24)	—	(24)
2.495%	Annual	SONIA	Annual	5/5/2024	GBP7,210	(183)	—	(183)
2.42%	Annual	SONIA	Annual	5/5/2024	42,400	(1,114)	—	(1,114)
2.363%	Annual	SONIA	Annual	5/11/2024	40,870	(1,101)	—	(1,101)
2.628%	Annual	SONIA	Annual	7/28/2024	40,530	(1,386)	—	(1,386)
SONIA	Annual	5.6325%	Annual	9/25/2024	41,140	(468)	—	(468)
6.255%	28-day	28-day MXN-TIIE	28-day	5/22/2026	MXN47,800	(198)	—	(198)

American Funds Insurance Series    223

Capital World Bond Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive	Pay	Upfront	Unrealized
Notional	Value at	premium	depreciation

Payment	Payment	Expiration	amount	12/31/2022	paid	at 12/31/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

6.19%	28-day	28-day MXN-TIIE	28-day	5/22/2026	MXN48,400	$(205)	$—	$(205)
6.16%	28-day	28-day MXN-TIIE	28-day	6/9/2026	58,800	(253)	—15	(253)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,000	(52)	—	(52)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	13,900	(53)	—	(53)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,200	(55)	—	(55)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	43,000	(160)	—15	(160)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	14,100	(53)	—	(53)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	27,800	(106)	—	(106)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	62,600	(226)	—	(226)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	172,500	(623)	—	(623)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	28,900	(64)	—	(64)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	43,375	(94)	—	(94)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	89,445	(209)	—	(209)

$(10,966)	$—15	$(10,966)
Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection
Upfront	Unrealized
Notional	Value at	premium	depreciation
Reference	Financing	Payment	Expiration	amount	12/31/2022	paid	at 12/31/2022
index	rate paid	frequency	date	(000)	(000)	(000)	(000)

CDX.EM.38	1.00%	Quarterly	12/20/2027	USD5,650	$331	$350	$(19)
Centrally cleared credit default swaps on credit indices — sell protection
Upfront
premium	Unrealized
Notional	Value at	(received)	appreciation
Financing	Payment	Reference	Expiration	amount17	12/31/202218	paid	at 12/31/2022
rate received	frequency	index	date	(000)	(000)	(000)	(000)

5.00%	Quarterly	CDX.NA.HY.39	12/20/2027	USD19,138	$118	$(134)	$252
1.00%	Quarterly	CDX.NA.IG.39	12/20/2027	97,747	781	547	234

$899	$ 413	$486
Investments in affiliates13

Value of	Net	Net
unrealized	Value of
affiliates at	realized	appreciation	affiliates at	Dividend
1/1/2022	Additions	Reductions	gain	(depreciation)	12/31/2022	income
(000)	(000)	(000)	(000)	(000)	(000)	(000)

Investment funds 3.29%
Capital Group Central Corporate Bond Fund	$—	$ 47,078	$—	$ —	$1,598	$48,676	$306
Short-term securities 0.01%
Money market investments 0.01%
Capital Group Central Cash Fund 4.31%16	144,080	923,691	1,067,610	17	(11)	167	2,751
Total 3.30%
$17	$1,587	$48,843	$3,057

224    American Funds Insurance Series

Capital World Bond Fund (continued)

Restricted securities2

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	$5,689	$5,327.36%
Goldman Sachs Group, Inc. 1.00% 3/18/2033	5/19/2021	3,239	2,091.14
Bank of America Corp. 3.648% 3/31/2029
(3-month EUR-EURIBOR + 3.67% on 3/31/2028)1	5/19/2020	6,045	5,177.35
JPMorgan Chase & Co. 0.389% 2/24/2028
(3-month EUR-EURIBOR + 0.65% on 2/24/2027)1	5/19/2020	3,381	2,944.20
Total
		$18,354	$15,539	1.05%

1Step bond; coupon rate may change at a later date.

2Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $15,539,000, which represented 1.05% of the net assets of the fund.

3Scheduled interest and/or principal payment was not received.

4Index-linked bond whose principal amount moves with a government price index.

5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

6Value determined using significant unobservable inputs.

7Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $166,829,000, which represented 11.26% of the net assets of the fund.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,760,000, which represented .12% of the net assets of the fund.

9Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

10Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

11Purchased on a TBA basis.

12All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,515,000, which represented .84% of the net assets of the fund.

13Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

14Security did not produce income during the last 12 months.

15Amount less than one thousand.

16Rate represents the seven-day yield at 12/31/2022.

17The maximum potential amount the fund may pay as a protection seller should a credit event occur.

18The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviations
Assn. = Association	EUR = Euros	PLN = Polish zloty
AUD = Australian dollars	EURIBOR = Euro Interbank Offered Rate	Ref. = Refunding
BBR = Bank Base Rate	FRA = Forward Rate Agreement	Rev. = Revenue
BRL = Brazilian reais	GBP = British pounds	RON = Romanian leu
CAD = Canadian dollars	HUF = Hungarian forints	RUB = Russian rubles
CHF = Swiss francs	IDR = Indonesian rupiah	SEK = Swedish kronor
CLP = Chilean pesos	INR = Indian rupees	SOFR = Secured Overnight Financing Rate
CME = CME Group	JPY = Japanese yen	SONIA = Sterling Overnight Interbank Average Rate
CNH = Chinese yuan renminbi	KRW = South Korean won	TBA = To be announced
CNY = Chinese yuan	LIBOR = London Interbank Offered Rate	THB = Thai baht
COP = Colombian pesos	MXN = Mexican pesos	TIIE = Equilibrium Interbank Interest Rate
CZK = Czech korunas	MYR = Malaysian ringgits	UAH = Ukrainian hryvnia
DAC = Designated Activity Company	NOK = Norwegian kroner	USD = U.S. dollars
DKK = Danish kroner	NZD = New Zealand dollars	ZAR = South African rand
DOP = Dominican pesos	PIK = Payment In Kind
Refer to the notes to financial statements.

American Funds Insurance Series    225

American High-Income Trust

Investment portfolio December 31, 2022

Bonds, notes & other debt instruments 88.59%		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans 88.51%

Energy	Aethon United BR, LP / Aethon United Finance Corp. 8.25% 2/15/20261	USD295	$ 293
14.19%	Altera Infrastructure, LP 8.50% 7/15/20231,2,3	2,009	375
	Antero Midstream Partners, LP 5.375% 6/15/20291	570	522
	Antero Resources Corp. 7.625% 2/1/20291	244	246
	Antero Resources Corp. 5.375% 3/1/20301	230	214
	Apache Corp. 6.00% 1/15/2037	165	153
	Apache Corp. 5.10% 9/1/2040	695	578
	Apache Corp. 4.75% 4/15/2043	265	200
	Ascent Resources - Utica, LLC, Term Loan,
	(3-month USD-LIBOR + 9.00%) 10.00% 11/1/20251,4,5	228	242
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/20261	2,040	1,982
	Ascent Resources Utica Holdings, LLC 9.00% 11/1/20271	170	210
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/20281	271	266
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/20291	1,245	1,112
	BIP-V Chinook Holdco, LLC 5.50% 6/15/20311	1,610	1,409
	Blue Racer Midstream, LLC 7.625% 12/15/20251	496	493
	Bonanza Creek Energy, Inc. 5.00% 10/15/20261	905	829
	California Resources Corp. 7.125% 2/1/20261	390	375
	Callon Petroleum Co. 7.50% 6/15/20301	515	472
	Centennial Resource Production, LLC 6.875% 4/1/20271	440	416
	Cheniere Energy Partners, LP 4.50% 10/1/2029	938	846
	Cheniere Energy Partners, LP 4.00% 3/1/2031	413	352
	Cheniere Energy Partners, LP 3.25% 1/31/2032	615	490
	Cheniere Energy, Inc. 4.625% 10/15/2028	3,831	3,470
	Chesapeake Energy Corp. 4.875% 4/15/20222	4,300	97
	Chesapeake Energy Corp. 5.50% 2/1/20261	1,000	966
	Chesapeake Energy Corp. 5.875% 2/1/20291	1,670	1,585
	Chesapeake Energy Corp. 6.75% 4/15/20291	380	371
	CNX Midstream Partners, LP 4.75% 4/15/20301	280	230
	CNX Resources Corp. 7.25% 3/14/20271	1,168	1,161
	CNX Resources Corp. 6.00% 1/15/20291	1,669	1,538
	CNX Resources Corp. 7.375% 1/15/20311	856	822
	Comstock Resources, Inc. 6.75% 3/1/20291	910	823
	Comstock Resources, Inc. 5.875% 1/15/20301	770	663
	Constellation Oil Services Holding SA 4.00% PIK 12/31/20266	3,114	1,843
	Continental Resources, Inc. 5.75% 1/15/20311	365	341
	Crestwood Midstream Partners, LP 5.75% 4/1/2025	250	244
	Crestwood Midstream Partners, LP 5.625% 5/1/20271	290	270
	Crestwood Midstream Partners, LP 6.00% 2/1/20291	575	528
	Crestwood Midstream Partners, LP 8.00% 4/1/20291	1,675	1,669
	Devon Energy Corp. 5.875% 6/15/2028	202	205
	Devon Energy Corp. 4.50% 1/15/2030	493	460
	Diamond Foreign Asset Co. 9.00% Cash 4/22/20271,5,6	68	65
	Diamond Foreign Asset Co. 9.00% Cash 4/22/20276	62	58
	DT Midstream, Inc. 4.125% 6/15/20291	1,503	1,294
	DT Midstream, Inc. 4.375% 6/15/20311	832	699
	Energean Israel Finance, Ltd. 4.50% 3/30/20241	945	914
	Energean Israel Finance, Ltd. 4.875% 3/30/20261	1,080	1,002
	Energean Israel Finance, Ltd. 5.875% 3/30/20311	80	70
	Energean PLC 6.50% 4/30/20271	380	354
	EnLink Midstream Partners, LLC 5.625% 1/15/20281	445	425
	EQM Midstream Partners, LP 4.125% 12/1/2026	127	113
	EQM Midstream Partners, LP 7.50% 6/1/20271	405	397
	EQM Midstream Partners, LP 6.50% 7/1/20271	2,345	2,245
	EQM Midstream Partners, LP 5.50% 7/15/2028	881	789
	EQM Midstream Partners, LP 4.50% 1/15/20291	835	703
	EQM Midstream Partners, LP 7.50% 6/1/20301	1,078	1,040
	EQM Midstream Partners, LP 4.75% 1/15/20311	1,645	1,348
	EQM Midstream Partners, LP 6.50% 7/15/2048	910	684
	EQT Corp. 6.125% 2/1/20257	250	251
	EQT Corp. 5.00% 1/15/2029	290	273

226    American Funds Insurance Series
American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	EQT Corp. 7.25% 2/1/20307	USD300	$ 312
(continued)	EQT Corp. 3.625% 5/15/20311	500	424
	Genesis Energy, LP 5.625% 6/15/2024	120	116
	Genesis Energy, LP 6.50% 10/1/2025	1,886	1,805
	Genesis Energy, LP 6.25% 5/15/2026	320	293
	Genesis Energy, LP 8.00% 1/15/2027	2,825	2,672
	Genesis Energy, LP 7.75% 2/1/2028	87	80
	Harbour Energy PLC 5.50% 10/15/20261	1,545	1,387
	Harvest Midstream I, LP 7.50% 9/1/20281	1,947	1,863
	Hess Midstream Operations, LP 4.25% 2/15/20301	1,300	1,113
	Hess Midstream Operations, LP 5.50% 10/15/20301	630	577
	Hess Midstream Partners, LP 5.125% 6/15/20281	851	788
	Hilcorp Energy I, LP 6.25% 11/1/20281	145	132
	Hilcorp Energy I, LP 5.75% 2/1/20291	985	878
	Hilcorp Energy I, LP 6.00% 4/15/20301	922	821
	Hilcorp Energy I, LP 6.00% 2/1/20311	728	631
	Hilcorp Energy I, LP 6.25% 4/15/20321	835	722
	Holly Energy Partners, LP / Holly Energy Finance Corp. 6.375% 4/15/20271	220	216
	Holly Energy Partners, LP / Holly Energy Finance Corp. 5.00% 2/1/20281	260	237
	Howard Midstream Energy Partners, LLC 6.75% 1/15/20271	460	442
	Independence Energy Finance, LLC 7.25% 5/1/20261	500	472
	Kinetik Holdings, LP 5.875% 6/15/20301	500	470
	Murphy Oil Corp. 5.75% 8/15/2025	139	137
	Murphy Oil Corp. 5.625% 5/1/2027	135	131
	Murphy Oil Corp. 6.375% 7/15/2028	415	400
	Murphy Oil USA, Inc. 4.75% 9/15/2029	820	752
	Murphy Oil USA, Inc. 3.75% 2/15/20311	1,065	878
	Nabors Industries, Inc. 7.375% 5/15/20271	1,540	1,494
	Nabors Industries, Ltd. 7.25% 1/15/20261	320	302
	Neptune Energy Group Holdings, Ltd. 6.625% 5/15/20251	1,250	1,216
	New Fortress Energy, Inc. 6.75% 9/15/20251	1,625	1,541
	New Fortress Energy, Inc. 6.50% 9/30/20261	4,175	3,885
	NGL Energy Operating, LLC 7.50% 2/1/20261	8,670	7,735
	NGL Energy Partners, LP 6.125% 3/1/2025	2,054	1,677
	NGL Energy Partners, LP 7.50% 4/15/2026	650	498
	Northern Oil and Gas, Inc. 8.125% 3/1/20281	1,805	1,735
	NorthRiver Midstream Finance, LP 5.625% 2/15/20261	625	593
	NuStar Logistics, LP 6.00% 6/1/2026	286	276
	Oasis Petroleum, Inc. 6.375% 6/1/20261	995	970
	Occidental Petroleum Corp. 5.875% 9/1/2025	710	709
	Occidental Petroleum Corp. 6.375% 9/1/2028	225	227
	Occidental Petroleum Corp. 8.875% 7/15/2030	650	735
	Occidental Petroleum Corp. 6.625% 9/1/2030	990	1,025
	Occidental Petroleum Corp. 6.125% 1/1/2031	640	647
	Occidental Petroleum Corp. 6.45% 9/15/2036	125	128
	Occidental Petroleum Corp. 6.60% 3/15/2046	605	624
	Occidental Petroleum Corp. 4.20% 3/15/2048	165	127
	Parkland Corp. 4.625% 5/1/20301	835	692
	Patterson-UTI Energy, Inc. 5.15% 11/15/2029	80	72
	PDC Energy, Inc. 5.75% 5/15/2026	600	574
	Petrobras Global Finance Co. 6.75% 6/3/2050	288	252
	Petrobras Global Finance Co. 5.50% 6/10/2051	202	155
	Petróleos Mexicanos 6.875% 10/16/2025	350	343
	Petróleos Mexicanos 8.75% 6/2/2029	732	687
	Petrorio Luxembourg SARL 6.125% 6/9/20261	320	305
	Range Resources Corp. 4.875% 5/15/2025	362	344
	Range Resources Corp. 8.25% 1/15/2029	900	929
	Range Resources Corp. 4.75% 2/15/20301	970	856
	Rockies Express Pipeline, LLC 4.95% 7/15/20291	550	495
	Sabine Pass Liquefaction, LLC 4.50% 5/15/2030	371	345
	Sanchez Energy Corp. 7.25% 2/15/20231,2	739	12

American Funds Insurance Series    227

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Energy	SM Energy Co. 5.625% 6/1/2025	USD430	$413
(continued)	Southwestern Energy Co. 5.95% 1/23/20257	215	212
	Southwestern Energy Co. 7.75% 10/1/2027	272	278
	Southwestern Energy Co. 8.375% 9/15/2028	565	584
	Southwestern Energy Co. 5.375% 2/1/2029	340	316
	Southwestern Energy Co. 5.375% 3/15/2030	2,470	2,257
	Southwestern Energy Co. 4.75% 2/1/2032	1,225	1,049
	Suburban Propane Partners, LP / Suburban Energy Finance Corp. 5.00% 6/1/20311	335	285
	Sunoco, LP 6.00% 4/15/2027	547	540
	Sunoco, LP 5.875% 3/15/2028	290	275
	Sunoco, LP 4.50% 5/15/2029	1,735	1,520
	Sunoco, LP 4.50% 4/30/2030	1,680	1,461
	Tallgrass Energy Partners, LP 7.50% 10/1/20251	85	86
	Targa Resources Partners, LP 6.50% 7/15/2027	133	134
	Targa Resources Partners, LP 6.875% 1/15/2029	915	924
	Targa Resources Partners, LP 5.50% 3/1/2030	802	756
	Targa Resources Partners, LP 4.875% 2/1/2031	695	629
	Transocean Guardian, Ltd. 5.875% 1/15/20241	92	90
	Transocean Poseidon, Ltd. 6.875% 2/1/20271	337	328
	Transocean, Inc. 6.125% 8/1/20251	178	174
	Transocean, Inc. 7.25% 11/1/20251	500	443
	Transocean, Inc. 11.50% 1/30/20271	95	95
	Transocean, Inc. 6.80% 3/15/2038	300	190
	USA Compression Partners, LP 6.875% 4/1/2026	669	643
	USA Compression Partners, LP 6.875% 9/1/2027	247	231
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/20311	2,795	2,386
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/20331	650	532
	Weatherford International, Ltd. 11.00% 12/1/20241	185	189
	Weatherford International, Ltd. 6.50% 9/15/20281	2,130	2,091
	Weatherford International, Ltd. 8.625% 4/30/20301	3,485	3,353
	Western Gas Partners, LP 4.50% 3/1/2028	979	904
	Western Midstream Operating, LP 3.35% 2/1/20257	369	350
	Western Midstream Operating, LP 4.75% 8/15/2028	160	146
	Western Midstream Operating, LP 4.30% 2/1/20307	480	420
	Western Midstream Operating, LP 5.50% 2/1/20507	770	636
			117,959

Consumer	Adient Global Holdings, Ltd. 4.875% 8/15/20261	525	490
discretionary	Affinity Gaming 6.875% 12/15/20271	1,040	883
12.43%	Allied Universal Holdco, LLC 6.625% 7/15/20261	508	466
	Allied Universal Holdco, LLC 9.75% 7/15/20271	716	624
	Allied Universal Holdco, LLC 4.625% 6/1/20281	490	406
	Allied Universal Holdco, LLC 6.00% 6/1/20291	2,790	2,029
	Asbury Automotive Group, Inc. 4.50% 3/1/2028	250	220
	Asbury Automotive Group, Inc. 4.625% 11/15/20291	1,545	1,304
	Asbury Automotive Group, Inc. 5.00% 2/15/20321	1,070	882
	Atlas LuxCo 4 SARL 4.625% 6/1/20281	280	227
	AutoNation, Inc. 2.40% 8/1/2031	610	440
	Bath & Body Works, Inc. 6.625% 10/1/20301	540	508
	Bath & Body Works, Inc. 6.875% 11/1/2035	1,316	1,172
	Bath & Body Works, Inc. 6.75% 7/1/2036	655	577
	Beazer Homes USA, Inc. 5.875% 10/15/2027	540	473
	Boyd Gaming Corp. 4.75% 12/1/2027	441	411
	Boyd Gaming Corp. 4.75% 6/15/20311	345	301
	Boyne USA, Inc. 4.75% 5/15/20291	570	505
	Caesars Entertainment, Inc. 6.25% 7/1/20251	1,085	1,056
	Caesars Entertainment, Inc. 8.125% 7/1/20271	665	655
	Caesars Entertainment, Inc. 4.625% 10/15/20291	560	457
	Caesars Resort Collection, LLC 5.75% 7/1/20251	345	338

228    American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Carnival Corp. 10.50% 2/1/20261	USD1,405	$1,414
discretionary	Carnival Corp. 4.00% 8/1/20281	3,000	2,452
(continued)	Carnival Corp. 6.00% 5/1/20291	655	438
	Carnival Corp. 10.50% 6/1/20301	100	81
	CDI Escrow Issuer, Inc. 5.75% 4/1/20301	615	552
	CEC Entertainment, Inc. 6.75% 5/1/20261	320	298
	Dana, Inc. 4.25% 9/1/2030	200	161
	Dana, Inc. 4.50% 2/15/2032	375	300
	Empire Communities Corp. 7.00% 12/15/20251	475	430
	Empire Resorts, Inc. 7.75% 11/1/20261	470	378
	Everi Holdings, Inc. 5.00% 7/15/20291	95	82
	Fertitta Entertainment, Inc. 4.625% 1/15/20291	1,260	1,068
	Fertitta Entertainment, Inc. 6.75% 1/15/20301	4,090	3,307
	First Student Bidco, Inc. 4.00% 7/31/20291	2,135	1,769
	Ford Motor Co. 5.291% 12/8/2046	70	54
	Ford Motor Credit Company, LLC 5.125% 6/16/2025	2,215	2,134
	Ford Motor Credit Company, LLC 3.375% 11/13/2025	465	421
	Ford Motor Credit Company, LLC 4.542% 8/1/2026	1,460	1,348
	Ford Motor Credit Company, LLC 2.70% 8/10/2026	350	304
	Ford Motor Credit Company, LLC 4.271% 1/9/2027	525	476
	Ford Motor Credit Company, LLC 4.95% 5/28/2027	370	346
	Ford Motor Credit Company, LLC 4.125% 8/17/2027	835	749
	Ford Motor Credit Company, LLC 3.815% 11/2/2027	880	775
	Ford Motor Credit Company, LLC 2.90% 2/16/2028	300	248
	Ford Motor Credit Company, LLC 5.113% 5/3/2029	200	182
	Ford Motor Credit Company, LLC 4.00% 11/13/2030	570	469
	Group 1 Automotive, Inc. 4.00% 8/15/20281	615	522
	Hanesbrands, Inc. 4.625% 5/15/20241	1,945	1,887
	Hanesbrands, Inc. 4.875% 5/15/20261	1,624	1,454
	Hilton Grand Vacations Borrower 5.00% 6/1/20291	591	509
	Hilton Worldwide Holdings, Inc. 3.75% 5/1/20291	200	173
	Hilton Worldwide Holdings, Inc. 4.875% 1/15/2030	408	370
	Hilton Worldwide Holdings, Inc. 4.00% 5/1/20311	1,520	1,275
	International Game Technology PLC 6.50% 2/15/20251	911	918
	International Game Technology PLC 4.125% 4/15/20261	915	855
	International Game Technology PLC 5.25% 1/15/20291	4,120	3,846
	Jacobs Entertainment, Inc. 6.75% 2/15/20291	505	456
	KB Home 6.875% 6/15/2027	330	333
	KB Home 7.25% 7/15/2030	330	321
	Kontoor Brands, Inc. 4.125% 11/15/20291	370	303
	Las Vegas Sands Corp. 3.20% 8/8/2024	400	378
	LCM Investments Holdings II, LLC 4.875% 5/1/20291	2,565	2,057
	Levi Strauss & Co. 3.50% 3/1/20311	430	342
	Lindblad Expeditions, LLC 6.75% 2/15/20271	205	186
	Lithia Motors, Inc. 4.625% 12/15/20271	270	244
	Lithia Motors, Inc. 3.875% 6/1/20291	1,165	959
	Lithia Motors, Inc. 4.375% 1/15/20311	830	677
	LSF9 Atlantis Holdings, LLC / Victra Finance Corp. 7.75% 2/15/20261	335	297
	M.D.C. Holdings, Inc. 6.00% 1/15/2043	573	468
	Marriott International, Inc. 3.50% 10/15/2032	470	392
	Marriott International, Inc. 2.75% 10/15/2033	430	329
	Marriott Ownership Resorts, Inc. 4.50% 6/15/20291	370	307
	Mattel, Inc. 3.75% 4/1/20291	490	431
	Melco International Development, Ltd. 4.875% 6/6/20251	440	405
	Melco International Development, Ltd. 5.75% 7/21/20281	595	498
	Melco International Development, Ltd. 5.375% 12/4/20291	1,221	982
	Melco Resorts Finance, Ltd. 5.25% 4/26/20261	300	264
	Merlin Entertainment 5.75% 6/15/20261	492	461
	MGM Resorts International 6.00% 3/15/2023	281	281
	MGM Resorts International 5.50% 4/15/2027	401	374
	Mohegan Gaming & Entertainment 8.00% 2/1/20261	370	347

American Funds Insurance Series    229

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Motel 6 Operating, LP, Term Loan B,
discretionary	(1-month USD-LIBOR + 5.00%) 9.318% 9/9/20264,5	USD512	$ 506
(continued)	NCL Corp., Ltd. 3.625% 12/15/20241	300	257
	NCL Corp., Ltd. 5.875% 3/15/20261	405	319
	NCL Corp., Ltd. 5.875% 2/15/20271	1,510	1,310
	NCL Corp., Ltd. 7.75% 2/15/20291	360	271
	Neiman Marcus Group, LLC 7.125% 4/1/20261	1,650	1,549
	Panther BF Aggregator 2, LP 6.25% 5/15/20261	140	137
	Panther BF Aggregator 2, LP 8.50% 5/15/20271	455	445
	Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 8.061% 7/15/20251,5	240	65
	Party City Holdings, Inc. 8.75% 2/15/20261	7,577	2,197
	Party City Holdings, Inc. 6.625% 8/1/20261	500	13
	Penske Automotive Group, Inc. 3.75% 6/15/2029	670	545
	PetSmart, Inc. 4.75% 2/15/20281	710	644
	PetSmart, Inc. 7.75% 2/15/20291	1,190	1,120
	Premier Entertainment Sub, LLC 5.625% 9/1/20291	1,065	787
	Premier Entertainment Sub, LLC 5.875% 9/1/20311	375	266
	QVC, Inc. 4.85% 4/1/2024	75	70
	QVC, Inc. 4.375% 9/1/2028	121	73
	Raptor Acquisition Corp. 4.875% 11/1/20261	550	489
	Real Hero Merger Sub 2, Inc. 6.25% 2/1/20291	480	330
	Royal Caribbean Cruises, Ltd. 11.50% 6/1/20251	2,371	2,548
	Royal Caribbean Cruises, Ltd. 4.25% 7/1/20261	1,820	1,473
	Royal Caribbean Cruises, Ltd. 5.50% 8/31/20261	715	602
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/20271	1,365	1,107
	Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	1,370	1,009
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/20281	710	568
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/20291	1,775	1,786
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/20291	1,010	1,039
	Sally Holdings, LLC 5.625% 12/1/2025	1,030	994
	Sands China, Ltd. 5.625% 8/8/2025	275	263
	Sands China, Ltd. 5.90% 8/8/2028	200	188
	Sands China, Ltd. 4.875% 6/18/2030	550	484
	Sands China, Ltd. 3.75% 8/8/20317	560	441
	Scientific Games Corp. 8.625% 7/1/20251	1,215	1,242
	Scientific Games Corp. 7.00% 5/15/20281	985	941
	Scientific Games Corp. 7.25% 11/15/20291	960	923
	Scientific Games Holdings, LP 6.625% 3/1/20301	845	715
	Sonic Automotive, Inc. 4.625% 11/15/20291	1,565	1,255
	Sonic Automotive, Inc. 4.875% 11/15/20311	2,180	1,717
	Studio City Finance, Ltd. 6.00% 7/15/20251	690	599
	Studio City Finance, Ltd. 5.00% 1/15/20291	550	407
	Tempur Sealy International, Inc. 4.00% 4/15/20291	435	366
	The Gap, Inc. 3.625% 10/1/20291	170	120
	The Gap, Inc. 3.875% 10/1/20311	108	76
	The Home Co., Inc. 7.25% 10/15/20251	660	568
	Travel + Leisure Co. 6.00% 4/1/2027	205	195
	Travel + Leisure Co. 4.50% 12/1/20291	1,155	943
	Universal Entertainment Corp. 8.50% 12/11/20241	2,945	2,751
	Vail Resorts, Inc. 6.25% 5/15/20251	315	316
	VICI Properties, LP 4.25% 12/1/20261	462	432
	VICI Properties, LP / VICI Note Co., Inc. 5.625% 5/1/20241	447	443
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/20261	1,245	1,175
	Wheel Pros, Inc. 6.50% 5/15/20291	1,280	454
	Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 8.825% 5/11/20284,5	948	647
	Wyndham Destinations, Inc. 6.625% 7/31/20261	695	681
	Wyndham Destinations, Inc. 4.625% 3/1/20301	400	332
	Wyndham Worldwide Corp. 4.375% 8/15/20281	765	688
	Wynn Las Vegas, LLC 4.25% 5/30/20231	861	850
	Wynn Macau, Ltd. 5.625% 8/26/20281	900	771

230    American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Consumer	Wynn Resorts Finance, LLC 7.75% 4/15/20251	USD494	$492
discretionary	Wynn Resorts Finance, LLC 5.125% 10/1/20291	482	414
(continued)	Yahoo Holdings, Inc., Term Loan B,
	(1-month USD-LIBOR + 5.50%) 9.884% 9/1/20274,5	465	421
			103,390

Communication	Altice France Holding SA 10.50% 5/15/20271	1,650	1,262
services	Altice France SA 5.125% 7/15/20291	1,677	1,260
10.50%	Brightstar Escrow Corp. 9.75% 10/15/20251	140	129
	Cablevision Systems Corp. 5.375% 2/1/20281	457	369
	CCO Holdings, LLC 5.00% 2/1/20281	586	533
	CCO Holdings, LLC 6.375% 9/1/20291	300	283
	CCO Holdings, LLC 4.75% 3/1/20301	3,437	2,972
	CCO Holdings, LLC 4.50% 8/15/20301	3,029	2,509
	CCO Holdings, LLC 4.25% 2/1/20311	3,065	2,465
	CCO Holdings, LLC 4.75% 2/1/20321	1,225	996
	CCO Holdings, LLC 4.50% 5/1/2032	1,024	817
	CCO Holdings, LLC 4.50% 6/1/20331	1,330	1,023
	CCO Holdings, LLC 4.25% 1/15/20341	2,040	1,510
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.50% 5/1/20261	102	99
	CCO Holdings, LLC and CCO Holdings Capital Corp. 5.375% 6/1/20291	360	326
	CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 4/1/2031	140	109
	Centerfield Media Parent, Inc. 6.625% 8/1/20261	960	616
	Cinemark USA, Inc. 5.875% 3/15/20261	278	232
	Clear Channel Worldwide Holdings, Inc. 7.75% 4/15/20281	570	417
	Clear Channel Worldwide Holdings, Inc. 7.50% 6/1/20291	315	232
	Cogent Communications Group, Inc. 3.50% 5/1/20261	450	409
	Connect Finco SARL 6.75% 10/1/20261	725	673
	Consolidated Communications, Inc. 5.00% 10/1/20281	225	166
	CSC Holdings, LLC 6.50% 2/1/20291	600	492
	CSC Holdings, LLC 3.375% 2/15/20311	700	458
	Diamond Sports Group, LLC 5.375% 8/15/20261	503	60
	Diamond Sports Group, LLC 6.625% 8/15/20271	1,056	12
	DIRECTV Financing, LLC 5.875% 8/15/20271	3,010	2,699
	DIRECTV Financing, LLC, Term Loan,
	(3-month USD-LIBOR + 5.00%) 9.384% 8/2/20274,5	1,655	1,613
	DISH Network Corp. 11.75% 11/15/20271	3,950	4,073
	Embarq Corp. 7.995% 6/1/2036	2,867	1,339
	Epicor Software Corp., Term Loan,
	(3-month USD-LIBOR + 7.75%) 12.134% 7/31/20284,5	365	361
	Frontier Communications Corp. 5.875% 10/15/20271	1,455	1,354
	Frontier Communications Corp. 5.00% 5/1/20281	3,780	3,304
	Frontier Communications Corp. 6.75% 5/1/20291	1,990	1,649
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	1,390	1,077
	Frontier Communications Holdings, LLC 6.00% 1/15/20301	750	590
	Frontier Communications Holdings, LLC 8.75% 5/15/20301	970	988
	Gray Escrow II, Inc. 5.375% 11/15/20311	925	668
	Gray Television, Inc. 5.875% 7/15/20261	203	181
	Gray Television, Inc. 7.00% 5/15/20271	1,018	904
	Gray Television, Inc. 4.75% 10/15/20301	397	288
	iHeartCommunications, Inc. 5.25% 8/15/20271	1,995	1,693
	iHeartCommunications, Inc. 4.75% 1/15/20281	250	204
	Iliad Holding SAS 6.50% 10/15/20261	630	585
	Kantar Group, LLC, Term Loan B2,
	(3-month USD-LIBOR + 4.50%) 9.23% 12/4/20264,5	385	357
	Lamar Media Corp. 3.75% 2/15/2028	61	55
	Lamar Media Corp. 4.875% 1/15/2029	300	277
	Lamar Media Corp. 4.00% 2/15/2030	260	228
	Level 3 Financing, Inc. 3.75% 7/15/20291	855	616

American Funds Insurance Series    231

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Communication	Ligado Networks, LLC 15.50% PIK 11/1/20231,6	USD2,149	$ 701
services	Live Nation Entertainment, Inc. 4.75% 10/15/20271	250	223
(continued)	Live Nation Entertainment, Inc. 3.75% 1/15/20281	425	363
	Match Group, Inc. 4.625% 6/1/20281	308	275
	Match Group, Inc. 5.625% 2/15/20291	300	280
	McGraw-Hill Education, Inc. 5.75% 8/1/20281	520	438
	Midas OpCo Holdings, LLC 5.625% 8/15/20291	3,110	2,570
	Netflix, Inc. 4.875% 4/15/2028	310	300
	News Corp. 3.875% 5/15/20291	1,620	1,408
	News Corp. 5.125% 2/15/20321	1,760	1,604
	Nexstar Broadcasting, Inc. 4.75% 11/1/20281	2,910	2,522
	Nexstar Escrow Corp. 5.625% 7/15/20271	324	298
	Scripps Escrow II, Inc. 3.875% 1/15/20291	750	603
	Sinclair Television Group, Inc. 4.125% 12/1/20301	710	533
	Sirius XM Radio, Inc. 3.125% 9/1/20261	1,600	1,423
	Sirius XM Radio, Inc. 4.00% 7/15/20281	2,385	2,080
	Sirius XM Radio, Inc. 4.125% 7/1/20301	445	368
	Sirius XM Radio, Inc. 3.875% 9/1/20311	2,590	2,026
	Sprint Corp. 7.625% 3/1/2026	480	506
	Sprint Corp. 6.875% 11/15/2028	1,656	1,723
	Sprint Corp. 8.75% 3/15/2032	1,751	2,088
	TEGNA, Inc. 5.00% 9/15/2029	366	348
	T-Mobile US, Inc. 3.375% 4/15/2029	860	759
	Univision Communications, Inc. 5.125% 2/15/20251	3,195	3,049
	Univision Communications, Inc. 6.625% 6/1/20271	3,050	2,949
	Univision Communications, Inc. 4.50% 5/1/20291	4,500	3,772
	Univision Communications, Inc. 7.375% 6/30/20301	935	895
	Univision Communications, Inc., Term Loan,
	(3-month USD CME Term SOFR + 4.25%) 8.83% 6/24/20294,5	69	69
	UPC Broadband Finco BV 4.875% 7/15/20311	430	359
	Virgin Media O2 4.25% 1/31/20311	1,975	1,603
	Virgin Media Secured Finance PLC 4.50% 8/15/20301	990	829
	VZ Secured Financing BV 5.00% 1/15/20321	1,060	863
	Warner Music Group 3.75% 12/1/20291	1,645	1,417
	Warner Music Group 3.875% 7/15/20301	780	673
	Warner Music Group 3.00% 2/15/20311	225	180
	WarnerMedia Holdings, Inc. 4.279% 3/15/20321	298	246
	Ziggo Bond Co. BV 5.125% 2/28/20301	419	339
	Ziggo Bond Finance BV 4.875% 1/15/20301	1,350	1,132
			87,346

Materials	Alcoa Nederland Holding BV 5.50% 12/15/20271	510	492
9.94%	Alcoa Nederland Holding BV 4.125% 3/31/20291	430	382
	Allegheny Technologies, Inc. 5.875% 12/1/2027	180	172
	Allegheny Technologies, Inc. 4.875% 10/1/2029	1,575	1,394
	Allegheny Technologies, Inc. 5.125% 10/1/2031	1,170	1,036
	ArcelorMittal 7.00% 10/15/2039	488	497
	ArcelorMittal 6.75% 3/1/2041	755	731
	Arconic Corp. 6.00% 5/15/20251	360	355
	Arconic Rolled Products Corp. 6.125% 2/15/20281	200	188
	Ardagh Group SA 6.50% Cash 6/30/20271,6	422	294
	Ardagh Metal Packaging Finance USA, LLC 6.00% 6/15/20271	750	735
	Ardagh Metal Packaging Finance USA, LLC 3.25% 9/1/20281	500	425
	Ardagh Metal Packaging Finance USA, LLC 4.00% 9/1/20291	550	437
	Ardagh Packaging Finance 4.125% 8/15/20261	900	782
	Avient Corp. 7.125% 8/1/20301	335	328
	Axalta Coating Systems, LLC 4.75% 6/15/20271	460	426
	Ball Corp. 6.875% 3/15/2028	1,065	1,095
	Ball Corp. 2.875% 8/15/2030	160	128

232    American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	Ball Corp. 3.125% 9/15/2031	USD1,660	$1,335
(continued)	BWAY Parent Co., Inc. 5.50% 4/15/20241	1,464	1,427
	BWAY Parent Co., Inc. 7.25% 4/15/20251	625	579
	BWAY Parent Co., Inc., Term Loan,
	(3-month USD-LIBOR + 3.25%) 7.37% 4/3/20244,5	255	250
	CAN-PACK SA 3.875% 11/15/20291	1,300	1,026
	Cleveland-Cliffs, Inc. 6.75% 3/15/20261	262	263
	Cleveland-Cliffs, Inc. 7.00% 3/15/2027	297	281
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	3,243	3,104
	Cleveland-Cliffs, Inc. 4.625% 3/1/20291	1,981	1,761
	Cleveland-Cliffs, Inc. 4.875% 3/1/20311	2,875	2,543
	Crown Holdings, Inc. 5.25% 4/1/20301	240	227
	CVR Partners, LP 6.125% 6/15/20281	1,125	1,011
	Element Solutions, Inc. 3.875% 9/1/20281	410	349
	First Quantum Minerals, Ltd. 7.50% 4/1/20251	3,893	3,797
	First Quantum Minerals, Ltd. 6.875% 3/1/20261	2,926	2,775
	First Quantum Minerals, Ltd. 6.875% 10/15/20271	7,610	7,156
	Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	398
	Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	372
	FXI Holdings, Inc. 7.875% 11/1/20241	6,248	5,204
	FXI Holdings, Inc. 12.25% 11/15/20261	7,432	6,165
	GPC Merger Sub, Inc. 7.125% 8/15/20281	334	279
	Graphic Packaging International, LLC 3.75% 2/1/20301	790	673
	Hexion, Inc., Term Loan,
	(3-month USD CME Term SOFR + 4.50%) 8.934% 3/15/20294,5	454	391
	Kaiser Aluminum Corp. 4.625% 3/1/20281	638	558
	LABL, Inc. 5.875% 11/1/20281	730	637
	LABL, Inc. 8.25% 11/1/20291	490	391
	LSB Industries, Inc. 6.25% 10/15/20281	1,620	1,484
	Methanex Corp. 5.125% 10/15/2027	3,870	3,596
	Methanex Corp. 5.25% 12/15/2029	1,217	1,082
	Methanex Corp. 5.65% 12/1/2044	465	355
	Mineral Resources, Ltd. 8.00% 11/1/20271	1,292	1,323
	Mineral Resources, Ltd. 8.50% 5/1/20301	1,270	1,289
	Neon Holdings, Inc. 10.125% 4/1/20261	595	508
	Nova Chemicals Corp. 4.875% 6/1/20241	760	737
	Nova Chemicals Corp. 5.25% 6/1/20271	2,036	1,834
	Nova Chemicals Corp. 4.25% 5/15/20291	2,330	1,908
	Novelis Corp. 3.25% 11/15/20261	825	741
	Novelis Corp. 4.75% 1/30/20301	563	500
	Novelis Corp. 3.875% 8/15/20311	1,122	918
	Olin Corp. 5.625% 8/1/2029	200	190
	Olin Corp. 5.00% 2/1/2030	180	165
	Owens-Illinois, Inc. 5.875% 8/15/20231	191	190
	Owens-Illinois, Inc. 6.375% 8/15/20251	265	260
	SCIH Salt Holdings, Inc. 4.875% 5/1/20281	2,185	1,879
	SCIH Salt Holdings, Inc. 6.625% 5/1/20291	1,225	988
	Scotts Miracle-Gro Co. 4.50% 10/15/2029	379	308
	Scotts Miracle-Gro Co. 4.375% 2/1/2032	455	344
	Sealed Air Corp. 4.00% 12/1/20271	316	287
	Sealed Air Corp. 5.00% 4/15/20291	690	650
	Silgan Holdings, Inc. 4.125% 2/1/2028	377	350
	SPCM SA 3.375% 3/15/20301	400	323
	Summit Materials, LLC 6.50% 3/15/20271	360	353
	Summit Materials, LLC 5.25% 1/15/20291	755	704
	Trivium Packaging BV 5.50% 8/15/20261	330	303
	Trivium Packaging BV 8.50% 8/15/20271	703	646
	Tronox, Ltd. 4.625% 3/15/20291	730	608
	Valvoline, Inc. 4.25% 2/15/20301	353	343
	Valvoline, Inc. 3.625% 6/15/20311	410	337
	Venator Finance SARL 9.50% 7/1/20251	1,538	1,115

American Funds Insurance Series    233

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Materials	Venator Finance SARL 5.75% 7/15/20251	USD3,501	$ 1,201
(continued)	W. R. Grace Holdings, LLC 5.625% 8/15/20291	440	356
	Warrior Met Coal, Inc. 7.875% 12/1/20281	1,680	1,658
			82,682

Health care	1375209 BC, Ltd. 9.00% 1/30/20281	720	705
9.93%	AdaptHealth, LLC 5.125% 3/1/20301	625	533
	Avantor Funding, Inc. 4.625% 7/15/20281	2,380	2,167
	Avantor Funding, Inc. 3.875% 11/1/20291	500	420
	Bausch Health Americas, Inc. 9.25% 4/1/20261	1,789	1,255
	Bausch Health Americas, Inc. 8.50% 1/31/20271	252	132
	Bausch Health Companies, Inc. 9.00% 12/15/20251	1,591	1,258
	Bausch Health Companies, Inc. 6.125% 2/1/20271	245	169
	Bausch Health Companies, Inc. 5.75% 8/15/20271	865	590
	Bausch Health Companies, Inc. 7.00% 1/15/20281	413	200
	Bausch Health Companies, Inc. 5.00% 1/30/20281	1,357	653
	Bausch Health Companies, Inc. 4.875% 6/1/20281	3,390	2,163
	Bausch Health Companies, Inc. 5.00% 2/15/20291	310	149
	Bausch Health Companies, Inc. 7.25% 5/30/20291	340	165
	Bausch Health Companies, Inc. 5.25% 1/30/20301	1,712	824
	Bausch Health Companies, Inc. 14.00% 10/15/20301	550	329
	Bausch Health Companies, Inc. 5.25% 2/15/20311	3,762	1,828
	Catalent Pharma Solutions, Inc. 5.00% 7/15/20271	290	270
	Catalent Pharma Solutions, Inc. 3.125% 2/15/20291	285	227
	Catalent Pharma Solutions, Inc. 3.50% 4/1/20301	1,310	1,036
	Centene Corp. 4.25% 12/15/2027	344	323
	Centene Corp. 2.45% 7/15/2028	2,255	1,908
	Centene Corp. 4.625% 12/15/2029	2,035	1,864
	Centene Corp. 3.375% 2/15/2030	422	358
	Centene Corp. 3.00% 10/15/2030	720	592
	Centene Corp. 2.50% 3/1/2031	1,245	977
	Centene Corp. 2.625% 8/1/2031	400	315
	Charles River Laboratories International, Inc. 4.25% 5/1/20281	561	518
	Charles River Laboratories International, Inc. 3.75% 3/15/20291	680	602
	Charles River Laboratories International, Inc. 4.00% 3/15/20311	400	347
	Community Health Systems, Inc. 8.00% 3/15/20261	580	529
	Community Health Systems, Inc. 5.625% 3/15/20271	1,645	1,414
	Community Health Systems, Inc. 6.00% 1/15/20291	348	292
	Community Health Systems, Inc. 6.875% 4/15/20291	240	124
	Community Health Systems, Inc. 5.25% 5/15/20301	1,370	1,035
	Community Health Systems, Inc. 4.75% 2/15/20311	100	73
	DaVita, Inc. 4.625% 6/1/20301	850	686
	Encompass Health Corp. 4.50% 2/1/2028	496	451
	Encompass Health Corp. 4.75% 2/1/2030	285	251
	Endo DAC 6.00% 6/30/20281,2	2,313	127
	Endo DAC / Endo Finance, LLC / Endo Finco 9.50% 7/31/20271,2	311	44
	Endo International PLC 5.875% 10/15/20241	520	413
	Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 4/1/20291	660	502
	Grifols Escrow Issuer SA 4.75% 10/15/20281	630	545
	HCA, Inc. 5.625% 9/1/2028	1,300	1,295
	HCA, Inc. 5.875% 2/1/2029	255	255
	HCA, Inc. 3.50% 9/1/2030	1,215	1,051
	HCA, Inc. 4.625% 3/15/20521	233	182
	HCA, Inc. 7.50% 11/15/2095	250	269
	HealthEquity, Inc. 4.50% 10/1/20291	600	525
	IMS Health Holdings, Inc. 5.00% 10/15/20261	823	788
	Jazz Securities DAC 4.375% 1/15/20291	461	412
	Mallinckrodt PLC 10.00% 4/15/20251	939	808
	Minerva Merger Sub, Inc. 6.50% 2/15/20301	640	473

234    American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Health care	Molina Healthcare, Inc. 4.375% 6/15/20281	USD1,055	$ 965
(continued)	Molina Healthcare, Inc. 3.875% 11/15/20301	2,309	1,960
	Molina Healthcare, Inc. 3.875% 5/15/20321	2,275	1,893
	Mozart Debt Merger Sub, Inc. 3.875% 4/1/20291	220	178
	Mozart Debt Merger Sub, Inc. 5.25% 10/1/20291	1,425	1,134
	Option Care Health, Inc. 4.375% 10/31/20291	290	254
	Organon Finance 1, LLC 4.125% 4/30/20281	535	475
	Owens & Minor, Inc. 4.375% 12/15/2024	1,185	1,147
	Owens & Minor, Inc. 4.50% 3/31/20291	1,145	914
	Owens & Minor, Inc. 6.625% 4/1/20301	675	581
	Par Pharmaceutical, Inc. 7.50% 4/1/20271	4,665	3,555
	Radiology Partners, Inc. 9.25% 2/1/20281	1,873	1,054
	Radiology Partners, Inc., Term Loan,
	(3-month USD-LIBOR + 4.25%) 8.639% 7/9/20254,5	95	80
	RP Escrow Issuer, LLC 5.25% 12/15/20251	1,175	899
	Select Medical Holdings Corp. 6.25% 8/15/20261	554	528
	Surgery Center Holdings 10.00% 4/15/20271	244	249
	Syneos Health, Inc. 3.625% 1/15/20291	530	423
	Team Health Holdings, Inc. 6.375% 2/1/20251	704	407
	Team Health Holdings, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 5.25%) 9.573% 3/2/20274,5	276	209
	Tenet Healthcare Corp. 4.625% 7/15/2024	130	127
	Tenet Healthcare Corp. 4.875% 1/1/20261	5,600	5,307
	Tenet Healthcare Corp. 6.25% 2/1/20271	500	481
	Tenet Healthcare Corp. 5.125% 11/1/20271	265	247
	Tenet Healthcare Corp. 4.625% 6/15/20281	890	798
	Tenet Healthcare Corp. 6.125% 10/1/20281	740	664
	Tenet Healthcare Corp. 4.25% 6/1/20291	990	859
	Tenet Healthcare Corp. 4.375% 1/15/20301	1,340	1,162
	Tenet Healthcare Corp. 6.875% 11/15/2031	100	90
	Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024	3,379	3,319
	Teva Pharmaceutical Finance Co. BV 7.125% 1/31/2025	1,984	1,976
	Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	3,314	2,905
	Teva Pharmaceutical Finance Co. BV 4.75% 5/9/2027	570	516
	Teva Pharmaceutical Finance Co. BV 6.75% 3/1/2028	1,888	1,845
	Teva Pharmaceutical Finance Co. BV 5.125% 5/9/2029	6,865	6,123
	Teva Pharmaceutical Finance Co. BV 4.10% 10/1/2046	412	253
	Valeant Pharmaceuticals International, Inc. 5.50% 11/1/20251	4,190	3,568
			82,566

Industrials	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/20261	990	954
8.97%	ADT Security Corp. 4.125% 8/1/20291	200	170
	Allison Transmission Holdings, Inc. 3.75% 1/30/20311	1,235	1,017
	Ashtead Capital, Inc. 5.50% 8/11/20321	600	576
	Atkore, Inc. 4.25% 6/1/20311	385	331
	Atlantic Aviation FBO, Inc., Term Loan,
	(3-month USD-LIBOR + 5.75%) 10.134% 9/21/20294,5	2,899	2,813
	ATS Automation Tooling Systems, Inc. 4.125% 12/15/20281	275	238
	Avis Budget Car Rental, LLC 5.75% 7/15/20271	885	802
	Avis Budget Group, Inc. 5.375% 3/1/20291	1,215	1,041
	Avolon Holdings Funding, Ltd. 5.25% 5/15/20241	660	647
	Avolon Holdings Funding, Ltd. 2.528% 11/18/20271	2,098	1,680
	BlueLinx Holdings, Inc. 6.00% 11/15/20291	500	416
	Bohai Financial Investment Holding Co., Ltd. 4.50% 3/15/20231	132	132
	Bombardier, Inc. 7.50% 3/15/20251	593	588
	Bombardier, Inc. 7.125% 6/15/20261	3,395	3,300
	Bombardier, Inc. 7.875% 4/15/20271	3,978	3,867
	Bombardier, Inc. 6.00% 2/15/20281	1,335	1,236
	Bombardier, Inc. 7.45% 5/1/20341	450	452

American Funds Insurance Series    235

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	Builders FirstSource, Inc. 4.25% 2/1/20321	USD735	$ 597
(continued)	BWX Technologies, Inc. 4.125% 6/30/20281	515	464
	BWX Technologies, Inc. 4.125% 4/15/20291	1,005	881
	Chart Industries, Inc. 7.50% 1/1/20301	523	526
	Clarivate Science Holdings Corp. 3.875% 7/1/20281	1,595	1,384
	Clarivate Science Holdings Corp. 4.875% 7/1/20291	1,265	1,077
	Clean Harbors, Inc. 4.875% 7/15/20271	766	727
	CoreLogic, Inc. 4.50% 5/1/20281	4,279	3,288
	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 10.938% 6/4/20294,5	660	480
	Covanta Holding Corp. 4.875% 12/1/20291	1,295	1,063
	Covanta Holding Corp. 5.00% 9/1/2030	1,590	1,287
	Dun & Bradstreet Corp. 5.00% 12/15/20291	1,585	1,358
	Garda World Security Corp. 6.00% 6/1/20291	150	122
	GFL Environmental, Inc. 3.50% 9/1/20281	765	673
	Harsco Corp. 5.75% 7/31/20271	700	554
	Herc Holdings, Inc. 5.50% 7/15/20271	200	187
	Howmet Aerospace, Inc. 5.95% 2/1/2037	150	146
	Icahn Enterprises Finance Corp. 4.75% 9/15/2024	1,080	1,038
	Icahn Enterprises, LP 5.25% 5/15/2027	277	254
	Icahn Enterprises, LP 4.375% 2/1/2029	675	572
	JELD-WEN Holding, Inc. 4.875% 12/15/20271	543	410
	LABL Escrow Issuer, LLC 6.75% 7/15/20261	450	425
	LABL Escrow Issuer, LLC 10.50% 7/15/20271	1,310	1,221
	LSC Communications, Inc. 8.75% 10/15/20231,2,3	8,933	27
	LSC Communications, Inc., Term Loan B,
	(3-month USD-LIBOR + 4.50%) 7.75% 9/30/20222,3,4,5	301	1
	Masonite International Corp. 3.50% 2/15/20301	530	429
	MasTec, Inc. 4.50% 8/15/20281	460	413
	Mileage Plus Holdings, LLC 6.50% 6/20/20271	3,543	3,530
	Mueller Water Products, Inc. 4.00% 6/15/20291	275	242
	Park River Holdings, Inc. 5.625% 2/1/20291	775	517
	PGT Innovations, Inc. 4.375% 10/1/20291	1,125	943
	Pitney Bowes, Inc. 6.875% 3/15/20271	600	514
	PM General Purchaser, LLC 9.50% 10/1/20281	2,428	1,855
	Prime Security Services Borrower, LLC 3.375% 8/31/20271	475	411
	Prime Security Services Borrower, LLC 6.25% 1/15/20281	627	572
	R.R. Donnelley & Sons Co. 6.125% 11/1/20261	375	351
	Roller Bearing Company of America, Inc. 4.375% 10/15/20291	170	147
	Rolls-Royce PLC 5.75% 10/15/20271	720	687
	Sensata Technologies, Inc. 3.75% 2/15/20311	500	412
	SkyMiles IP, Ltd. 4.75% 10/20/20281	1,975	1,859
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	1,410	1,141
	Spirit AeroSystems, Inc. 9.375% 11/30/20291	980	1,033
	SRS Distribution, Inc. 4.625% 7/1/20281	480	426
	Stericycle, Inc. 5.375% 7/15/20241	1,135	1,120
	Stericycle, Inc. 3.875% 1/15/20291	940	821
	The Brink’s Co. 4.625% 10/15/20271	719	659
	The Hertz Corp. 5.00% 12/1/20291	380	289
	Titan International, Inc. 7.00% 4/30/2028	750	709
	TransDigm, Inc. 6.25% 3/15/20261	1,638	1,619
	TransDigm, Inc. 6.875% 5/15/2026	460	450
	TransDigm, Inc. 6.375% 6/15/2026	240	234
	TransDigm, Inc. 5.50% 11/15/2027	855	805
	TransDigm, Inc. 4.625% 1/15/2029	155	137
	TransDigm, Inc. 4.875% 5/1/2029	220	192
	Triumph Group, Inc. 8.875% 6/1/20241	633	645
	Triumph Group, Inc. 6.25% 9/15/20241	4,812	4,569
	Triumph Group, Inc. 7.75% 8/15/2025	1,260	1,074
	Uber Technologies, Inc. 8.00% 11/1/20261	498	501
	United Airlines, Inc. 4.375% 4/15/20261	285	265
	United Airlines, Inc. 4.625% 4/15/20291	505	441

236    American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Industrials	United Rentals, Inc. 4.875% 1/15/2028	USD680	$ 646
(continued)	United Rentals, Inc. 6.00% 12/15/20291	910	906
	United Rentals, Inc. 3.875% 2/15/2031	525	441
	United Rentals, Inc. 3.75% 1/15/2032	450	368
	Vertical U.S. Newco, Inc. 5.25% 7/15/20271	1,495	1,330
	WESCO Distribution, Inc. 7.125% 6/15/20251	675	685
	WESCO Distribution, Inc. 7.25% 6/15/20281	825	837
	Western Global Airlines, LLC 10.375% 8/15/20251	475	357
			74,604

Financials	Advisor Group Holdings, LLC 6.25% 3/1/20281	2,191	2,017
7.26%	AG Merger Sub II, Inc. 10.75% 8/1/20271	3,800	3,852
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/20271	1,058	1,069
	Alliant Holdings Intermediate, LLC 4.25% 10/15/20271	890	798
	Alliant Holdings Intermediate, LLC 6.75% 10/15/20271	1,741	1,569
	Alliant Holdings Intermediate, LLC 5.875% 11/1/20291	1,560	1,285
	AmWINS Group, Inc. 4.875% 6/30/20291	1,260	1,070
	Aretec Escrow Issuer, Inc. 7.50% 4/1/20291	2,875	2,379
	Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 10.25% 8/2/20294,5	1,245	1,096
	AssuredPartners, Inc. 8.00% 5/15/20271	437	419
	AssuredPartners, Inc. 5.625% 1/15/20291	365	301
	Blackstone Private Credit Fund 7.05% 9/29/20251	640	636
	BroadStreet Partners, Inc. 5.875% 4/15/20291	575	490
	Castlelake Aviation Finance DAC 5.00% 4/15/20271	1,115	972
	Coinbase Global, Inc. 3.375% 10/1/20281	1,320	699
	Coinbase Global, Inc. 3.625% 10/1/20311	1,090	526
	Compass Diversified Holdings 5.25% 4/15/20291	4,150	3,557
	Compass Diversified Holdings 5.00% 1/15/20321	1,230	979
	Credit Acceptance Corp. 5.125% 12/31/20241	275	259
	Digital Currency Group, Inc., Term Loan,
	(3-month USD-LIBOR + 7.00%) 8.00% 11/30/20263,4,5	823	715
	Digital Currency Group, Inc., Term Loan, 8.75% 11/30/20263,4	1,097	879
	FS Energy and Power Fund 7.50% 8/15/20231	2,784	2,793
	Hightower Holding, LLC 6.75% 4/15/20291	905	761
	HUB International, Ltd. 7.00% 5/1/20261	2,080	2,040
	HUB International, Ltd. 5.625% 12/1/20291	240	210
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/20321	725	603
	JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)7	160	132
	JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)7	490	468
	LPL Holdings, Inc. 4.625% 11/15/20271	1,592	1,490
	LPL Holdings, Inc. 4.00% 3/15/20291	1,900	1,656
	LPL Holdings, Inc. 4.375% 5/15/20311	1,135	967
	MGIC Investment Corp. 5.25% 8/15/2028	525	485
	MSCI, Inc. 4.00% 11/15/20291	900	785
	MSCI, Inc. 3.625% 9/1/20301	66	55
	MSCI, Inc. 3.875% 2/15/20311	1,450	1,208
	MSCI, Inc. 3.625% 11/1/20311	2,055	1,702
	MSCI, Inc. 3.25% 8/15/20331	945	731
	National Financial Partners Corp. 6.875% 8/15/20281	739	611
	Navient Corp. 5.50% 1/25/2023	684	684
	Navient Corp. 6.125% 3/25/2024	1,047	1,027
	Navient Corp. 5.875% 10/25/2024	1,405	1,362
	Navient Corp. 6.75% 6/25/2025	550	529
	Navient Corp. 6.75% 6/15/2026	640	608
	Navient Corp. 5.00% 3/15/2027	2,883	2,529
	Navient Corp. 4.875% 3/15/2028	320	264
	Navient Corp. 5.50% 3/15/2029	2,280	1,864
	Navient Corp. 5.625% 8/1/2033	1,478	1,056
	OneMain Finance Corp. 3.875% 9/15/2028	206	164

American Funds Insurance Series    237

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Financials	OneMain Holdings, Inc. 7.125% 3/15/2026	USD1,335	$ 1,272
(continued)	Owl Rock Capital Corp. 3.75% 7/22/2025	600	555
	Owl Rock Capital Corp. 3.40% 7/15/2026	290	254
	Owl Rock Capital Corp. II 4.625% 11/26/20241	450	428
	Owl Rock Capital Corp. III 3.125% 4/13/2027	600	495
	Owl Rock Core Income Corp. 4.70% 2/8/2027	800	722
	Oxford Finance, LLC 6.375% 2/1/20271	1,893	1,764
	Quicken Loans, LLC 3.625% 3/1/20291	455	361
	Rocket Mortgage, LLC 2.875% 10/15/20261	520	447
	Ryan Specialty Group, LLC 4.375% 2/1/20301	615	533
	Springleaf Finance Corp. 6.125% 3/15/2024	367	356
	Springleaf Finance Corp. 6.625% 1/15/2028	340	314
	Starwood Property Trust, Inc. 4.375% 1/15/20271	570	500
			60,352

Information	Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 6.871% 6/13/20244,5	270	239
technology	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 10.621% 6/13/20254,5	3,899	2,932
4.50%	Black Knight, Inc. 3.625% 9/1/20281	410	357
	Block, Inc. 2.75% 6/1/2026	1,455	1,302
	Block, Inc. 3.50% 6/1/2031	1,570	1,255
	BMC Software, Inc. 7.125% 10/2/20251	180	175
	BMC Software, Inc. 9.125% 3/1/20261	240	227
	BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 3/31/20264,5	1,170	1,080
	Booz Allen Hamilton, Inc. 3.875% 9/1/20281	450	399
	Booz Allen Hamilton, Inc. 4.00% 7/1/20291	580	511
	CDK Global, Inc. 7.25% 6/15/20291	1,460	1,430
	Ciena Corp. 4.00% 1/31/20301	440	388
	CommScope Finance, LLC 6.00% 3/1/20261	430	398
	CommScope Finance, LLC 8.25% 3/1/20271	360	280
	CommScope Technologies, LLC 6.00% 6/15/20251	380	347
	CommScope Technologies, LLC 5.00% 3/15/20271	220	150
	Condor Merger Sub, Inc. 7.375% 2/15/20301	400	322
	Diebold Nixdorf, Inc. 9.375% 7/15/20251	7,523	5,380
	Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/20261,3,6	1,324	797
	Diebold Nixdorf, Inc., Term Loan, (USD-SOFR + 5.25%) 6.75% 7/15/20253,4,5	2,084	1,404
	Elastic NV 4.125% 7/15/20291	350	283
	Entegris Escrow Corp. 4.75% 4/15/20291	790	722
	Fair Isaac Corp. 4.00% 6/15/20281	1,195	1,087
	Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 4.00% 6/13/20244,5	EUR846	783
	Gartner, Inc. 4.50% 7/1/20281	USD2,098	1,960
	Gartner, Inc. 3.625% 6/15/20291	154	135
	Gartner, Inc. 3.75% 10/1/20301	1,001	864
	GoDaddy Operating Co. 5.25% 12/1/20271	390	370
	GoDaddy Operating Co. 3.50% 3/1/20291	210	176
	Imola Merger Corp. 4.75% 5/15/20291	300	261
	MicroStrategy, Inc. 6.125% 6/15/20281	325	233
	MoneyGram International, Inc. 5.375% 8/1/20261	875	888
	NCR Corp. 5.125% 4/15/20291	1,759	1,474
	NortonLifeLock, Inc. 7.125% 9/30/20301	255	251
	Open Text Corp., Term Loan B, (3-month USD-LIBOR + 3.50%) 3.50% 11/16/20294,5	355	347
	Rocket Software, Inc. 6.50% 2/15/20291	455	359
	Sabre GLBL, Inc. 7.375% 9/1/20251	133	128
	Sabre GLBL, Inc. 11.25% 12/15/20271	877	904
	Sabre Holdings Corp. 9.25% 4/15/20251	1,152	1,149
	Synaptics, Inc. 4.00% 6/15/20291	375	316
	Tibco Software, Inc., Term Loan A,
	(3-month USD CME Term SOFR + 4.50%) 9.18% 9/29/20284,5	1,255	1,117
	UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 6.998% 5/4/20264,5	465	443
	UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 8.998% 5/3/20274,5	1,970	1,820

238    American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Information	Unisys Corp. 6.875% 11/1/20271	USD1,385	$ 1,065
technology	VeriSign, Inc. 5.25% 4/1/2025	132	132
(continued)	Veritas US, Inc. 7.50% 9/1/20251	285	197
	Viavi Solutions, Inc. 3.75% 10/1/20291	230	194
	Xerox Corp. 5.50% 8/15/20281	435	349
			37,380

Consumer staples	Albertsons Companies, Inc. 4.625% 1/15/20271	1,060	987
4.14%	Albertsons Companies, Inc. 5.875% 2/15/20281	190	181
	Albertsons Companies, Inc. 3.50% 3/15/20291	3,468	2,917
	Albertsons Companies, Inc. 4.875% 2/15/20301	615	550
	B&G Foods, Inc. 5.25% 4/1/2025	1,377	1,210
	B&G Foods, Inc. 5.25% 9/15/2027	2,093	1,608
	Central Garden & Pet Co. 4.125% 10/15/2030	600	494
	Central Garden & Pet Co. 4.125% 4/30/20311	1,005	833
	Coty, Inc. 5.00% 4/15/20261	700	665
	Coty, Inc. 6.50% 4/15/20261	460	442
	Coty, Inc. 4.75% 1/15/20291	1,260	1,142
	Darling Ingredients, Inc. 5.25% 4/15/20271	329	317
	Darling Ingredients, Inc. 6.00% 6/15/20301	1,205	1,180
	Edgewell Personal Care Co. 5.50% 6/1/20281	275	258
	Energizer Holdings, Inc. 4.375% 3/31/20291	545	463
	Ingles Markets, Inc. 4.00% 6/15/20311	345	291
	Kraft Heinz Company 3.875% 5/15/2027	275	263
	Kraft Heinz Company 4.375% 6/1/2046	306	250
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/20261	1,953	1,692
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/20271	3,040	2,504
	Lamb Weston Holdings, Inc. 4.125% 1/31/20301	2,615	2,313
	Lamb Weston Holdings, Inc. 4.375% 1/31/20321	715	626
	Nestle Skin Health SA, Term Loan B3,
	(3-month USD-LIBOR + 3.75%) 8.48% 10/1/20264,5	784	753
	Performance Food Group, Inc. 5.50% 10/15/20271	705	666
	Performance Food Group, Inc. 4.25% 8/1/20291	483	419
	Post Holdings, Inc. 5.625% 1/15/20281	1,199	1,130
	Post Holdings, Inc. 5.50% 12/15/20291	811	736
	Post Holdings, Inc. 4.625% 4/15/20301	3,355	2,901
	Post Holdings, Inc. 4.50% 9/15/20311	1,350	1,137
	Prestige Brands International, Inc. 5.125% 1/15/20281	103	97
	Prestige Brands International, Inc. 3.75% 4/1/20311	1,275	1,053
	Simmons Foods, Inc. 4.625% 3/1/20291	993	810
	TreeHouse Foods, Inc. 4.00% 9/1/2028	1,415	1,205
	United Natural Foods, Inc. 6.75% 10/15/20281	2,030	1,954
	US Foods, Inc. 4.625% 6/1/20301	460	406
			34,453

Real estate	Anywhere Real Estate Group, LLC 5.75% 1/15/20291	2,213	1,677
3.45%	Anywhere Real Estate Group, LLC 5.25% 4/15/20301	957	699
	Brookfield Property REIT, Inc. 5.75% 5/15/20261	1,304	1,193
	Brookfield Property REIT, Inc. 4.50% 4/1/20271	194	162
	Forestar Group, Inc. 3.85% 5/15/20261	465	408
	Forestar Group, Inc. 5.00% 3/1/20281	92	79
	Hospitality Properties Trust 4.35% 10/1/2024	145	132
	Howard Hughes Corp. 5.375% 8/1/20281	1,447	1,306
	Howard Hughes Corp. 4.125% 2/1/20291	2,043	1,714
	Howard Hughes Corp. 4.375% 2/1/20311	2,258	1,830
	Iron Mountain, Inc. 4.875% 9/15/20271	1,616	1,489
	Iron Mountain, Inc. 5.25% 3/15/20281	1,214	1,119
	Iron Mountain, Inc. 5.00% 7/15/20281	367	330

American Funds Insurance Series    239

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Real estate	Iron Mountain, Inc. 5.25% 7/15/20301	USD2,880	$ 2,509
(continued)	Iron Mountain, Inc. 4.50% 2/15/20311	950	783
	Kennedy-Wilson Holdings, Inc. 4.75% 3/1/2029	2,505	1,989
	Kennedy-Wilson Holdings, Inc. 4.75% 2/1/2030	2,545	1,944
	Kennedy-Wilson Holdings, Inc. 5.00% 3/1/2031	2,050	1,546
	Ladder Capital Finance Holdings LLLP 5.25% 10/1/20251	740	697
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/20271	1,429	1,203
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/20291	100	81
	Medical Properties Trust, Inc. 5.00% 10/15/2027	638	538
	Medical Properties Trust, Inc. 3.50% 3/15/2031	239	164
	Park Intermediate Holdings, LLC 4.875% 5/15/20291	820	695
	RHP Hotel Properties, LP 4.50% 2/15/20291	535	462
	RLJ Lodging Trust, LP 4.00% 9/15/20291	800	650
	VICI Properties, LP 3.50% 2/15/20251	261	247
	VICI Properties, LP 4.625% 6/15/20251	620	595
	VICI Properties, LP 3.875% 2/15/20291	1,111	975
	VICI Properties, LP 4.625% 12/1/20291	184	168
	VICI Properties, LP 4.125% 8/15/20301	330	289
	WeWork Companies, LLC 5.00% 7/10/20251	2,985	992
			28,665

Utilities	AmeriGas Partners, LP 5.875% 8/20/2026	80	76
3.20%	AmeriGas Partners, LP 5.75% 5/20/2027	324	302
	Calpine Corp. 4.50% 2/15/20281	150	134
	Calpine Corp. 5.125% 3/15/20281	518	463
	Calpine Corp. 3.75% 3/1/20311	500	403
	DPL, Inc. 4.125% 7/1/2025	555	522
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)7	1,155	1,113
	FirstEnergy Corp. 2.65% 3/1/2030	624	510
	FirstEnergy Corp. 2.25% 9/1/2030	980	780
	FirstEnergy Corp. 7.375% 11/15/2031	337	380
	FirstEnergy Corp. 3.40% 3/1/2050	510	337
	FirstEnergy Corp., Series C, 5.35% 7/15/20477	475	425
	FirstEnergy Transmission, LLC 2.866% 9/15/20281	265	232
	FirstEnergy Transmission, LLC 4.55% 4/1/20491	100	81
	NextEra Energy Partners, LP 4.25% 7/15/20241	122	118
	NRG Energy, Inc. 3.625% 2/15/20311	845	644
	Pacific Gas and Electric Co. 5.45% 6/15/2027	335	331
	Pacific Gas and Electric Co. 2.10% 8/1/2027	116	99
	Pacific Gas and Electric Co. 3.30% 12/1/2027	124	110
	Pacific Gas and Electric Co. 3.75% 7/1/2028	10	9
	Pacific Gas and Electric Co. 4.55% 7/1/2030	213	194
	Pacific Gas and Electric Co. 2.50% 2/1/2031	393	306
	Pacific Gas and Electric Co. 3.25% 6/1/2031	107	87
	Pacific Gas and Electric Co. 3.30% 8/1/2040	280	190
	Pacific Gas and Electric Co. 3.50% 8/1/2050	1,000	625
	PG&E Corp. 5.00% 7/1/2028	3,150	2,881
	PG&E Corp. 5.25% 7/1/2030	3,040	2,771
	Talen Energy Corp. 10.50% 1/15/20261,2	2,987	1,434
	Talen Energy Corp. 7.25% 5/15/20271	5,189	5,395
	Talen Energy Corp. 6.625% 1/15/20281	130	133
	Talen Energy Corp., Term Loan,
	(3-month USD CME Term SOFR + 4.75%) 9.008% 11/13/20234,5	3,085	3,116
	Talen Energy Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 7.821% 7/8/20264,5	500	508
	Talen Energy Supply, LLC 7.625% 6/1/20281	489	511

240    American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Corporate bonds, notes & loans (continued)

Utilities	Targa Resources Partners, LP 4.00% 1/15/2032	USD190	$160
(continued)	Venture Global Calcasieu Pass, LLC 3.875% 8/15/20291	1,190	1,043
	Vistra Operations Co., LLC 3.55% 7/15/20241	231	222
			26,645
	Total corporate bonds, notes & loans
			736,042
Mortgage-backed obligations 0.08%

Collateralized	Treehouse Park Improvement Association No.1 - Anleihen 9.75% 12/1/20331,3	712	630
mortgage-backed	Total bonds, notes & other debt instruments (cost: $842,910,000)
			736,672
obligations

0.08%
Convertible bonds & notes 0.06%

Communication	DISH DBS Corp., convertible notes, 3.375% 8/15/2026	635	399
services

0.05%

Energy	Mesquite Energy, Inc., convertible notes, 13.14% Cash 7/15/20231,3,6	79	79
0.01%	Total convertible bonds & notes (cost: $720,000)
			478

Convertible stocks 0.11%		Shares

Utilities	PG&E Corp., convertible preferred units, 5.50% 8/16/2023	3,350	483
0.06%

Financials	2020 Cash Mandatory Exchangeable Trust,
0.05%	convertible preferred shares, 5.25% 6/1/20231	411	472
	Total convertible stocks (cost: $657,000)		955
Common stocks 4.45%

Health care	Rotech Healthcare, Inc.3,8,9	201,793	21,591
2.60%

Energy	Chesapeake Energy Corp.	29,829	2,815
1.15%	Weatherford International8	33,659	1,714
	Ascent Resources - Utica, LLC, Class A3,8,9	6,297,894	1,260
	Denbury, Inc.8	13,380	1,164
	Diamond Offshore Drilling, Inc.8	110,972	1,154
	California Resources Corp.	17,202	748
	Constellation Oil Services Holding SA, Class B-13,8	3,449,949	380
	Altera Infrastructure, LP3,8	3,550	282
	McDermott International, Ltd.8	82,509	26
	Mesquite Energy, Inc.3,8	3,558	21
	Bighorn Permian Resources, LLC3	2,894	—10
			9,564

Financials	Jonah Energy Parent, LLC3	38,716	2,289
0.32%	Navient Corp.	20,000	329

			2,618

American Funds Insurance Series    241

American High-Income Trust (continued)

Common stocks (continued)			Value
		Shares	(000)

Consumer	NMG Parent, LLC8	9,965	$1,520
discretionary	MYT Holding Co., Class B3,8	608,846	913
0.29%
			2,433

Information	MoneyGram International, Inc.8	41,400	451
technology

0.05%

Communication	Intelsat SA3,8	8,164	196
services	iHeartMedia, Inc., Class A8	22,639	139
0.04%
			335

	Total common stocks (cost: $13,251,000)
			36,992
Preferred securities 0.32%

Consumer	MYT Holdings, LLC, Series A, 10.00% preferred shares3,8	2,095,904	2,201
discretionary

0.27%

Industrials	ACR III LSC Holdings, LLC, Series B, preferred shares1,3,8	1,022	428
0.05%	Total preferred securities (cost: $2,933,000)
			2,629

Rights & warrants 0.10%

Consumer	NMG Parent, LLC, warrants, expire 9/24/20278	27,111	826
discretionary

0.10%

Communication	Intelsat Jackson Holdings SA (CVR), Series A3,8	855	6
services	Intelsat Jackson Holdings SA (CVR), Series B3,8	855	6
0.00%
			12

	Total rights & warrants (cost: $173,000)
			838
Short-term securities 4.64%

Money market investments 4.64%

	Capital Group Central Cash Fund 4.31%11,12	385,690	38,565
	Total short-term securities (cost: $38,557,000)		38,565
	Total investment securities 98.27% (cost: $899,201,000)
			817,129
	Other assets less liabilities 1.73%		14,425
	Net assets 100.00%
			$831,554

242    American Funds Insurance Series

American High-Income Trust (continued)

Futures contracts

									Value and
									unrealized
								(depreciation)
							Notional	appreciation
			Number of				amount	at 12/31/2022
Contracts		Type	contracts		Expiration		(000)		(000)

5 Year U.S. Treasury Note Futures		Long	63		March 2023		USD6,799		$(98)
10 Year U.S. Treasury Note Futures		Short	14		March 2023		(1,572)		10
30 Year Ultra U.S. Treasury Bond Futures		Short	1		March 2023		(134)		—10

									$(88)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
							Upfront	Unrealized
				Notional	Value at		premium	depreciation
Reference	Financing	Payment	Expiration	amount	12/31/2022		paid	at 12/31/2022
index	rate paid	frequency	date	(000)	(000)		(000)		(000)

CDX.NA.HY.39	5.00%	Quarterly	12/20/2027	USD8,050	$(50)		$104		$(154)
Investments in affiliates12
			Value of			Net	Net	Value of
			affiliate at		realized		unrealized	affiliate at	Dividend
			1/1/2022	Additions	Reductions	loss	appreciation	12/31/2022	income
			(000)	(000)	(000)	(000)	(000)	(000)	(000)

Short-term securities 4.64%
Money market investments 4.64%
Capital Group Central Cash Fund 4.31%11			$17,238	$219,950	$198,620	$(7)	$4	$38,565	$610
Restricted securities9
									Percent
			Acquisition		Cost		Value		of net
				date	(000)		(000)		assets

Rotech Healthcare, Inc.3,8			9/26/2013		$4,331		$21,591		2.60%
Ascent Resources - Utica, LLC, Class A3,8			11/15/2016		302		1,260.15
Total
					$4,633		$22,851		2.75%

American Funds Insurance Series    243

American High-Income Trust (continued)

1Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $544,764,000, which represented 65.51% of the net assets of the fund.

2Scheduled interest and/or principal payment was not received.

3Value determined using significant unobservable inputs.

4Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $25,672,000, which represented 3.09% of the net assets of the fund.

5Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

7Step bond; coupon rate may change at a later date.

8Security did not produce income during the last 12 months.

9Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $22,851,000, which represented 2.75% of the net assets of the fund.

10Amount less than one thousand.

11Rate represents the seven-day yield at 12/31/2022.

12Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

CME = CME Group

CVR = Contingent Value Rights

DAC = Designated Activity Company

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

244    American Funds Insurance Series

American Funds Mortgage Fund

Investment portfolio December 31, 2022

Bonds, notes & other debt instruments 94.91%		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations 80.19%

Federal agency	Fannie Mae Pool #695412 5.00% 6/1/20331	USD—2	$—2
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 10/1/20351	2	2
obligations	Fannie Mae Pool #256583 5.00% 12/1/20361	32	32
77.35%	Fannie Mae Pool #931768 5.00% 8/1/20391	1	1
	Fannie Mae Pool #AC0794 5.00% 10/1/20391	5	5
	Fannie Mae Pool #932606 5.00% 2/1/20401	2	2
	Fannie Mae Pool #AE1248 5.00% 6/1/20411	8	8
	Fannie Mae Pool #MA4387 2.00% 7/1/20411	19	16
	Fannie Mae Pool #AJ1873 4.00% 10/1/20411	7	6
	Fannie Mae Pool #AE1274 5.00% 10/1/20411	7	7
	Fannie Mae Pool #AE1277 5.00% 11/1/20411	5	5
	Fannie Mae Pool #MA4501 2.00% 12/1/20411	370	312
	Fannie Mae Pool #AE1283 5.00% 12/1/20411	2	2
	Fannie Mae Pool #MA4540 2.00% 2/1/20421	530	447
	Fannie Mae Pool #AE1290 5.00% 2/1/20421	4	4
	Fannie Mae Pool #MA4570 2.00% 3/1/20421	120	102
	Fannie Mae Pool #AT0300 3.50% 3/1/20431	1	1
	Fannie Mae Pool #AT3954 3.50% 4/1/20431	2	2
	Fannie Mae Pool #AY1829 3.50% 12/1/20441	2	2
	Fannie Mae Pool #FM9416 3.50% 7/1/20451	374	346
	Fannie Mae Pool #BH3122 4.00% 6/1/20471	1	1
	Fannie Mae Pool #BJ5015 4.00% 12/1/20471	39	37
	Fannie Mae Pool #BK5232 4.00% 5/1/20481	20	19
	Fannie Mae Pool #BK6840 4.00% 6/1/20481	27	25
	Fannie Mae Pool #BK9743 4.00% 8/1/20481	8	8
	Fannie Mae Pool #BK9761 4.50% 8/1/20481	5	5
	Fannie Mae Pool #FM3280 3.50% 5/1/20491	98	91
	Fannie Mae Pool #CA5496 3.00% 4/1/20501,3	1,215	1,089
	Fannie Mae Pool #CA5968 2.50% 6/1/20501	54	46
	Fannie Mae Pool #CA6593 2.50% 8/1/20501	560	482
	Fannie Mae Pool #CA7257 2.50% 10/1/20501	126	109
	Fannie Mae Pool #BQ3005 2.50% 10/1/20501	82	70
	Fannie Mae Pool #MA4208 2.00% 12/1/20501	13	10
	Fannie Mae Pool #CA8955 2.50% 2/1/20511	66	57
	Fannie Mae Pool #CB0290 2.00% 4/1/20511	116	95
	Fannie Mae Pool #MA4305 2.00% 4/1/20511	1	1
	Fannie Mae Pool #CB0041 3.00% 4/1/20511	211	188
	Fannie Mae Pool #FM7687 3.00% 6/1/20511	278	247
	Fannie Mae Pool #FM7900 2.50% 7/1/20511	28	24
	Fannie Mae Pool #CB1527 2.50% 9/1/20511	450	382
	Fannie Mae Pool #FS0965 2.00% 11/1/20511	3	2
	Fannie Mae Pool #FM9492 2.50% 11/1/20511	464	397
	Fannie Mae Pool #FM9694 2.50% 11/1/20511	230	197
	Fannie Mae Pool #CB2286 2.50% 12/1/20511	764	653
	Fannie Mae Pool #BU3058 2.50% 12/1/20511	295	251
	Fannie Mae Pool #FM9804 2.50% 12/1/20511	247	212
	Fannie Mae Pool #FM9976 3.00% 12/1/20511	100	89
	Fannie Mae Pool #CB2544 3.00% 1/1/20521	280	248
	Fannie Mae Pool #BV3870 2.50% 2/1/20521	405	344
	Fannie Mae Pool #FS0523 2.50% 2/1/20521	380	325
	Fannie Mae Pool #BV8569 2.50% 4/1/20521	1,274	1,081
	Fannie Mae Pool #MA4578 2.50% 4/1/20521	204	173
	Fannie Mae Pool #CB4274 2.50% 7/1/20521	179	152
	Fannie Mae Pool #BW0004 3.50% 7/1/20521	300	273
	Fannie Mae Pool #CB4159 4.00% 7/1/20521	22	20
	Fannie Mae Pool #MA4700 4.00% 8/1/20521	1,967	1,847
	Fannie Mae Pool #BV8024 4.00% 8/1/20521	28	26
	Fannie Mae Pool #BW7326 4.00% 9/1/20521	24	22
	Fannie Mae Pool #BW9348 4.00% 9/1/20521	21	20
	Fannie Mae Pool #BW8103 4.00% 9/1/20521	20	18
	Fannie Mae Pool #BW9823 4.50% 9/1/20521	45	44

American Funds Insurance Series    245

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #CB5208 5.00% 9/1/20521	USD599	$ 591
mortgage-backed	Fannie Mae Pool #BW8980 4.00% 10/1/20521	77	72
obligations	Fannie Mae Pool #BW1210 4.00% 10/1/20521	58	54
(continued)	Fannie Mae Pool #BW7356 4.00% 10/1/20521	48	45
	Fannie Mae Pool #BX0509 4.00% 10/1/20521	21	20
	Fannie Mae Pool #BW7795 4.50% 10/1/20521	477	460
	Fannie Mae Pool #MA4784 4.50% 10/1/20521	4	4
	Fannie Mae Pool #BW7121 5.00% 10/1/20521	577	570
	Fannie Mae Pool #CB5380 5.00% 10/1/20521	203	200
	Fannie Mae Pool #MA4803 3.50% 11/1/20521	38	34
	Fannie Mae Pool #MA4804 4.00% 11/1/20521	575	540
	Fannie Mae Pool #BW1310 4.00% 11/1/20521	22	21
	Fannie Mae Pool #BX1516 4.50% 11/1/20521	469	452
	Fannie Mae Pool #MA4841 5.00% 12/1/20521	1,000	987
	Fannie Mae Pool #MA4866 4.00% 1/1/20531	68	64
	Fannie Mae Pool #MA4868 5.00% 1/1/20531	495	489
	Fannie Mae Pool #BF0379 3.50% 4/1/20591	146	134
	Fannie Mae Pool #BF0481 3.50% 6/1/20601	173	159
	Fannie Mae Pool #BF0497 3.00% 7/1/20601	53	46
	Fannie Mae Pool #BF0585 4.50% 12/1/20611	56	54
	Freddie Mac Pool #ZA1922 5.00% 2/1/20261	1	1
	Freddie Mac Pool #ZS8950 5.00% 10/1/20291	2	2
	Freddie Mac Pool #A18781 5.00% 3/1/20341	623	637
	Freddie Mac Pool #RB5138 2.00% 12/1/20411	102	86
	Freddie Mac Pool #RB5145 2.00% 2/1/20421	94	79
	Freddie Mac Pool #RB5148 2.00% 3/1/20421	597	504
	Freddie Mac Pool #Q15874 4.00% 2/1/20431	1	1
	Freddie Mac Pool #760012 3.113% 4/1/20451,4	39	38
	Freddie Mac Pool #760013 3.208% 4/1/20451,4	23	22
	Freddie Mac Pool #760014 2.74% 8/1/20451,4	335	324
	Freddie Mac Pool #760015 2.561% 1/1/20471,4	63	60
	Freddie Mac Pool #Q47615 3.50% 4/1/20471	18	17
	Freddie Mac Pool #Q52069 3.50% 11/1/20471	28	26
	Freddie Mac Pool #Q55971 4.00% 5/1/20481	20	19
	Freddie Mac Pool #Q56175 4.00% 5/1/20481	19	18
	Freddie Mac Pool #Q55970 4.00% 5/1/20481	10	9
	Freddie Mac Pool #Q56599 4.00% 6/1/20481	28	27
	Freddie Mac Pool #Q58411 4.50% 9/1/20481	51	51
	Freddie Mac Pool #Q58436 4.50% 9/1/20481	28	27
	Freddie Mac Pool #Q58378 4.50% 9/1/20481	20	20
	Freddie Mac Pool #RA1339 3.00% 9/1/20491,3	1,531	1,360
	Freddie Mac Pool #QA2748 3.50% 9/1/20491	19	18
	Freddie Mac Pool #SD7512 3.00% 2/1/20501	160	143
	Freddie Mac Pool #SD8106 2.00% 11/1/20501	597	488
	Freddie Mac Pool #SD8128 2.00% 2/1/20511	2	2
	Freddie Mac Pool #SD8134 2.00% 3/1/20511	3	3
	Freddie Mac Pool #RA5288 2.00% 5/1/20511	327	268
	Freddie Mac Pool #RA6406 2.00% 11/1/20511	80	65
	Freddie Mac Pool #SD7548 2.50% 11/1/20511	1,100	947
	Freddie Mac Pool #SD1385 2.50% 11/1/20511	68	58
	Freddie Mac Pool #SD7552 2.50% 1/1/20521	396	338
	Freddie Mac Pool #RA6598 3.50% 1/1/20521	196	179
	Freddie Mac Pool #SD7550 3.00% 2/1/20521	404	361
	Freddie Mac Pool #SD0873 3.50% 2/1/20521,3	1,203	1,113
	Freddie Mac Pool #QD7089 3.50% 2/1/20521	9	9
	Freddie Mac Pool #SD1450 2.50% 3/1/20521	3,355	2,879
	Freddie Mac Pool #SD7553 3.00% 3/1/20521	325	289
	Freddie Mac Pool #QE6097 2.50% 7/1/20521	197	168
	Freddie Mac Pool #SD8237 4.00% 8/1/20521	1,523	1,430
	Freddie Mac Pool #QE9057 4.00% 8/1/20521	18	17
	Freddie Mac Pool #SD8238 4.50% 8/1/20521	10	10

246    American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #SD8244 4.00% 9/1/20521	USD651	$ 612
mortgage-backed	Freddie Mac Pool #QE9625 4.00% 9/1/20521	23	21
obligations	Freddie Mac Pool #RA7938 5.00% 9/1/20521	715	706
(continued)	Freddie Mac Pool #QF1464 4.00% 10/1/20521	22	21
	Freddie Mac Pool #SD8257 4.50% 10/1/20521	14	13
	Freddie Mac Pool #SD8264 3.50% 11/1/20521	1,232	1,121
	Freddie Mac Pool #SD8273 3.50% 11/1/20521	124	112
	Freddie Mac Pool #QF3364 4.00% 11/1/20521	35	33
	Freddie Mac Pool #SD1895 4.50% 11/1/20521	407	400
	Freddie Mac Pool #SD8280 6.50% 11/1/20521	920	944
	Freddie Mac Pool #SD8275 4.50% 12/1/20521	1,793	1,728
	Freddie Mac Pool #SD8276 5.00% 12/1/20521	55	54
	Freddie Mac Pool #SD8286 4.00% 1/1/20531	210	197
	Freddie Mac Pool #SD8288 5.00% 1/1/20531	132	130
	Freddie Mac Pool #SD8282 6.50% 1/1/20531	200	205
	Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/20321,4	207	196
	Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/20321	1,767	1,671
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00% 1/25/20561,4	134	126
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT,
	3.25% 7/25/20561	101	91
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00% 8/25/20561	209	194
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00% 8/25/20561,4	155	145
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT,
	3.00% 5/25/20571	112	98
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50% 8/25/20571	147	140
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT,
	3.50% 8/26/20581	31	28
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50% 10/25/20581	18	17
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1,
	3.50% 6/25/20281	306	293
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 11/25/20281	14	13
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1,
	3.50% 5/25/20321	469	453
	Government National Mortgage Assn. 2.00% 1/1/20531,5	174	146
	Government National Mortgage Assn. 2.50% 1/1/20531,5	207	180
	Government National Mortgage Assn. 3.00% 1/1/20531,5	388	346
	Government National Mortgage Assn. 3.50% 1/1/20531,5	178	163
	Government National Mortgage Assn. 5.00% 1/1/20531,5	7,330	7,264
	Government National Mortgage Assn. 5.50% 1/1/20531,5	1,198	1,205
	Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/20341	693	678
	Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/20381	510	488
	Government National Mortgage Assn. Pool #004410 4.00% 4/20/20391	54	52
	Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/20391	526	502
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/20391	81	86
	Government National Mortgage Assn. Pool #004823 4.00% 10/20/20401	83	79
	Government National Mortgage Assn. Pool #005104 5.00% 6/20/20411	169	170
	Government National Mortgage Assn. Pool #005142 4.50% 8/20/20411	12	12
	Government National Mortgage Assn. Pool #005165 6.50% 8/20/20411	83	84
	Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/20421	131	119
	Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/20421	198	182
	Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/20431	90	84
	Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/20441	1,034	997
	Government National Mortgage Assn. Pool #MA8347 4.50% 10/20/20521	800	777
	Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/20521	140	133
	Government National Mortgage Assn. Pool #MA8427 4.50% 11/20/20521	1,852	1,798

American Funds Insurance Series    247

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Government National Mortgage Assn. Pool #MA8489 4.50% 12/20/20521	USD100	$97
mortgage-backed	Government National Mortgage Assn. Pool #AN1825 4.619% 6/20/20651	195	192
obligations	Government National Mortgage Assn. Pool #AO0461 4.628% 8/20/20651	65	64
(continued)	Government National Mortgage Assn. Pool #AO0409 4.617% 12/20/20651	128	126
	Government National Mortgage Assn. Pool #AO0385 4.498% 1/20/20661	519	510
	Government National Mortgage Assn. Pool #725897 5.20% 1/20/20661	1	1
	Uniform Mortgage-Backed Security 4.00% 1/1/20381,5	125	122
	Uniform Mortgage-Backed Security 2.00% 1/1/20531,5	1,191	969
	Uniform Mortgage-Backed Security 4.50% 1/1/20531,5	1,882	1,812
	Uniform Mortgage-Backed Security 5.50% 1/1/20531,5	4,837	4,851
	Uniform Mortgage-Backed Security 6.00% 1/1/20531,5	1,958	1,988
	Uniform Mortgage-Backed Security 6.50% 1/1/20531,5	3,690	3,780
	Uniform Mortgage-Backed Security 4.00% 2/1/20531,5	130	122
	Uniform Mortgage-Backed Security 6.00% 2/1/20531,5	1,132	1,148
			68,880

Collateralized	Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/20301,4,6	74	72
mortgage-backed	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/20311,4,6	95	89
obligations (privately	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/20361,4,6	306	291
originated)	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/20611,4,6	181	171
1.79%	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/20661,4,6	87	74
	Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/20601,4,6	159	137
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/20661,4,6	28	24
	GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4,
	2.50% 10/25/20521,4,6	212	171
	Mello Warehouse Securitization Trust, Series 2021-3, Class A,
	(1-month USD-LIBOR + 0.85%) 5.239% 11/25/20551,4,6	175	169
	Mill City Mortgage Trust, Series 15-1, Class M2, 3.616% 6/25/20561,4,6	38	37
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2,
	2.50% 2/25/20521,4,6	138	111
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A,
	1.259% 11/25/20311,4,6	95	89
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/20551,4,6	100	97
	Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 4/25/20551,4,6	10	10
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/20561,4,6	41	41
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 4.989% 2/25/20571,4,6	10	10
			1,593

Commercial	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A,
mortgage-backed	(1-month USD CME Term SOFR + 1.77%) 6.105% 5/15/20391,4,6	100	98
securities	BX Trust, Series 2022-CSMO, Class A,
1.05%	(1-month USD CME Term SOFR + 2.115%) 6.45% 6/15/20271,4,6	100	99
	BX Trust, Series 2021-ARIA, Class A,
	(1-month USD-LIBOR + 0.899%) 5.217% 10/15/20361,4,6	606	578
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A,
	(1-month USD-LIBOR + 1.05%) 5.368% 10/15/20381,4,6	164	158
			933
	Total mortgage-backed obligations
			71,406
U.S. Treasury bonds & notes 12.04%

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 1/15/20237	714	713
inflation-protected	U.S. Treasury Inflation-Protected Security 0.625% 4/15/20237	355	352
securities	U.S. Treasury Inflation-Protected Security 0.375% 7/15/20237	522	516
10.83%	U.S. Treasury Inflation-Protected Security 0.625% 1/15/20243,7	3,621	3,546
	U.S. Treasury Inflation-Protected Security 0.50% 4/15/20247	2,024	1,970
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/20247	658	637
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/20247	107	104

248    American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 10/15/20267		USD65	$61
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 1/15/20317		1,202	1,067
securities	U.S. Treasury Inflation-Protected Security 0.75% 2/15/20427		426	357
(continued)	U.S. Treasury Inflation-Protected Security 1.00% 2/15/20497		385	322
				9,645

U.S. Treasury	U.S. Treasury 0.875% 1/31/2024		10	9
1.21%	U.S. Treasury 1.25% 8/15/2031		443	360
	U.S. Treasury 1.875% 2/15/2032		10	8
	U.S. Treasury 1.875% 2/15/20413		690	489
	U.S. Treasury 2.375% 2/15/2042		150	115
	U.S. Treasury 3.25% 5/15/2042		60	53
	U.S. Treasury 1.875% 11/15/2051		65	41

				1,075
	Total U.S. Treasury bonds & notes
				10,720
Asset-backed obligations 2.68%

	Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR,
	(3-month USD-LIBOR + 1.00%) 5.675% 11/20/20301,4,6		250	247
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A,
	1.42% 11/17/20331,6		54	50
	Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A,
	0.90% 10/17/20341,6		54	51
	Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/20271		540	545
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/20601,6		286	256
	CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/20261,6		67	66
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/20251,6		86	79
	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/20691,6		116	101
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/20691,6		215	183
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/20621,6		193	171
	Nelnet Student Loan Trust, Series 2021-C, Class AFL,
	(1-month USD-LIBOR + 0.74%) 5.093% 4/20/20621,4,6		160	155
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1,
	1.91% 10/20/20611,6		530	449
	Santander Drive Auto Receivables Trust, Series 2022-6, Class A2, 4.37% 5/15/20251		35	35
				2,388
	Total bonds, notes & other debt instruments (cost: $87,116,000)
				84,514
		Weighted

Short-term securities 25.67%		average yield
		at acquisition

Commercial paper 14.04%

	Chariot Funding, LLC 1/27/20236	4.150%	2,000	1,993
	Citigroup Global Markets, Inc. 2/21/20236	4.580	2,000	1,987
	Henkel of America, Inc. 2/1/20236	4.300	2,000	1,992
	Honeywell International, Inc. 2/1/20236	4.100	2,000	1,992
	Johnson & Johnson 1/30/20236	4.190	1,000	996
	Procter & Gamble Co. 2/9/20236	4.300	500	498
	Procter & Gamble Co. 2/10/20236	4.250	1,500	1,492
	Roche Holdings, Inc. 1/3/20236	4.230	1,050	1,050
	Starbird Funding Corp. 1/3/20236	4.300	500	500
				12,500

American Funds Insurance Series    249
American Funds Mortgage Fund (continued)

					Weighted
Short-term securities (continued)					average yield	Principal amount		Value
					at acquisition		(000)	(000)

Federal agency bills & notes 11.63%

	Federal Farm Credit Banks 1/12/2023					3.880%	USD4,500	$ 4,495
	Federal Home Loan Bank 1/11/2023					4.120	1,500	1,498
	Federal Home Loan Bank 2/28/2023					4.350	1,500	1,490
	Federal Home Loan Bank 3/3/2023					4.370	1,000	993
	Federal Home Loan Bank 3/22/2023					4.440	1,000	990
	Federal Home Loan Bank 3/24/2023					4.462	900	891

								10,357
	Total short-term securities (cost: $22,859,000)
								22,857
	Total investment securities 120.58% (cost: $109,975,000)
								107,371
	Other assets less liabilities (20.58)%							(18,328)
	Net assets 100.00%
								$ 89,043
Futures contracts

								Value and
								unrealized
								appreciation
							Notional	(depreciation)
				Number of			amount	at 12/31/2022
Contracts			Type	contracts	Expiration		(000)	(000)

3 Month SOFR Futures			Short	12	June 2023	USD(2,853)		$ 49
2 Year U.S. Treasury Note Futures			Short	5	March 2023		(1,025)	(1)
5 Year U.S. Treasury Note Futures			Long	144	March 2023		15,542	(19)
10 Year Ultra U.S. Treasury Note Futures			Long	47	March 2023		5,559	(60)
10 Year U.S. Treasury Note Futures			Long	5	March 2023		562	(3)
20 Year U.S. Treasury Bond Futures			Long	18	March 2023		2,256	(28)
30 Year Ultra U.S. Treasury Bond Futures			Long	12	March 2023		1,612	(13)

								$(75)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive			Pay				Upfront	Unrealized
					Notional	Value at	premium	appreciation

	Payment		Payment	Expiration	amount	12/31/2022	paid	at 12/31/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	USD1,800	$795	$5	$790

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Amount less than one thousand.

3All or a portion of this security was pledged as collateral. The total value of pledged collateral was $692,000, which represented .78% of the net assets of the fund.

4Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

5Purchased on a TBA basis.

6Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,834,000, which represented 18.91% of the net assets of the fund.

7Index-linked bond whose principal amount moves with a government price index.

250    American Funds Insurance Series

American Funds Mortgage Fund (continued)

Key to abbreviations

Assn. = Association

CLO = Collateralized Loan Obligations

CME = CME Group

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series    251

Ultra-Short Bond Fund

Investment portfolio December 31, 2022

	Weighted
Short-term securities 97.99%	average yield	Principal amount	Value
	at acquisition	(000)	(000)

Commercial paper 76.48%

British Columbia (Province of) 3/6/2023	4.470%	USD7,400	$7,339
CAFCO, LLC 2/3/20231	4.300	1,250	1,245
Caisse des Dépôts et Consignations 3/9/2023	4.490	12,000	11,899
Canadian Imperial Holdings, Inc. 1/9/2023	4.080	10,000	9,988
Chariot Funding, LLC 1/23/20231	4.400	5,000	4,985
CHARTA, LLC 1/17/20231	4.330	10,000	9,978
DBS Bank, Ltd. 3/14/20231	4.548	10,000	9,906
DNB Bank ASA 3/13/20231	4.535	13,000	12,885
Export Development Canada 2/6/2023	4.300	11,810	11,756
Fairway Finance Company, LLC 1/18/20231	4.250	4,000	3,991
Gotham Funding Corp. 1/10/20231	4.200	3,000	2,996
Gotham Funding Corp. 3/28/20231	4.600	10,000	9,883
Johnson & Johnson 2/27/20231	4.330	8,700	8,637
Johnson & Johnson 3/6/20231	4.430	5,000	4,959
KfW 2/15/20231	4.380	12,000	11,932
Komatsu Finance America, Inc. 1/13/20231	4.330	5,000	4,992
Komatsu Finance America, Inc. 1/18/20231	4.200	4,000	3,991
Liberty Street Funding, LLC 1/18/20231	4.400	10,850	10,825
Linde, Inc. 1/5/2023	4.010	13,000	12,991
LMA-Americas, LLC 1/27/20231	4.300	10,000	9,966
L’Oréal USA, Inc. 1/26/20231	4.240	10,000	9,967
LVMH Moët Hennessy Louis Vuitton, Inc. 2/6/20231	4.400	10,000	9,953
Manhattan Asset Funding Company, LLC 3/24/20231	4.650	9,700	9,596
Mizuho Bank, Ltd. 1/31/20231	4.405	12,000	11,954
Nestlé Finance International, Ltd. 1/19/20231	4.280	6,000	5,986
NRW.Bank 3/8/20231	4.450	8,250	8,181
Oesterreichische Kontrollbank 2/15/2023	4.390	13,000	12,926
Procter & Gamble Co. 2/10/20231	4.250	13,050	12,984
Québec (Province of) 2/1/20231	4.230	10,000	9,960
Siemens Capital Co., LLC 1/18/20231	4.080	8,000	7,982
Stadshypotek AB Handelsbanken, Inc. 1/18/20231	4.150	6,500	6,485
Starbird Funding Corp. 1/3/20231	4.300	11,000	10,995
Sumitomo Mitsui Trust Bank, Ltd. 2/3/20231	4.300	9,000	8,962
Sumitomo Mitsui Trust Bank, Ltd. 2/7/20231	4.600	6,000	5,972
Toronto-Dominion Bank 1/20/20231	4.300	10,000	9,975
TotalEnergies Capital Canada, Ltd. 1/3/20231	4.280	13,000	12,994
Toyota Credit de Puerto Rico Corp. 1/17/2023	4.340	3,550	3,542
Toyota Industries Commercial Finance, Inc. 1/23/20231	4.120	1,100	1,097
Toyota Industries Commercial Finance, Inc. 3/6/20231	4.450	6,000	5,951
			330,606
Federal agency bills & notes 21.51%

Federal Home Loan Bank 2/1/2023	4.130	15,000	14,951
Federal Home Loan Bank 2/15/2023	4.300	4,800	4,775
Federal Home Loan Bank 2/17/2023	4.314	36,317	36,123
Federal Home Loan Bank 2/22/2023	4.357	23,290	23,149
Federal Home Loan Bank 3/3/2023	4.370	5,300	5,262
Federal Home Loan Bank 3/22/2023	4.440	6,000	5,942
Federal Home Loan Bank 3/24/2023	4.462	2,800	2,771

			92,973
Total short-term securities (cost: $423,636,000)
			423,579
Total investment securities 97.99% (cost: $423,636,000)
			423,579
Other assets less liabilities 2.01%			8,682
Net assets 100.00%
			$432,261

252    American Funds Insurance Series

Ultra-Short Bond Fund (continued)

1Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $260,165,000, which represented 60.19% of the net assets of the fund.

Key to abbreviations

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series    253

U.S. Government Securities Fund

Investment portfolio December 31, 2022

Bonds, notes & other debt instruments 93.28%		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations 48.21%

Federal agency	Fannie Mae Pool #406607 6.50% 8/1/20241	USD10	$ 11
mortgage-backed	Fannie Mae Pool #735070 6.50% 10/1/20241	1	1
obligations	Fannie Mae Pool #745316 6.50% 2/1/20261	56	58
48.21%	Fannie Mae Pool #AL9870 6.50% 2/1/20281	45	46
	Fannie Mae Pool #695412 5.00% 6/1/20331	1	1
	Fannie Mae Pool #AD3566 5.00% 10/1/20351	6	6
	Fannie Mae Pool #MA2588 4.00% 4/1/20361	666	642
	Fannie Mae Pool #MA2746 4.00% 9/1/20361	1,376	1,326
	Fannie Mae Pool #940890 6.50% 6/1/20371	—2	—2
	Fannie Mae Pool #256828 7.00% 7/1/20371	3	3
	Fannie Mae Pool #256860 6.50% 8/1/20371	11	11
	Fannie Mae Pool #888698 7.00% 10/1/20371	13	14
	Fannie Mae Pool #970343 6.00% 2/1/20381	14	14
	Fannie Mae Pool #931768 5.00% 8/1/20391	5	6
	Fannie Mae Pool #AC0794 5.00% 10/1/20391	20	20
	Fannie Mae Pool #932606 5.00% 2/1/20401	9	9
	Fannie Mae Pool #AI1862 5.00% 5/1/20411	372	376
	Fannie Mae Pool #AI3510 5.00% 6/1/20411	205	207
	Fannie Mae Pool #AE1248 5.00% 6/1/20411	33	33
	Fannie Mae Pool #AJ0704 5.00% 9/1/20411	174	176
	Fannie Mae Pool #AJ1873 4.00% 10/1/20411	26	25
	Fannie Mae Pool #AJ5391 5.00% 11/1/20411	125	127
	Fannie Mae Pool #AE1277 5.00% 11/1/20411	18	18
	Fannie Mae Pool #MA4501 2.00% 12/1/20411	2,961	2,500
	Fannie Mae Pool #AE1283 5.00% 12/1/20411	10	10
	Fannie Mae Pool #MA4540 2.00% 2/1/20421	1,366	1,153
	Fannie Mae Pool #AE1290 5.00% 2/1/20421	18	18
	Fannie Mae Pool #MA4570 2.00% 3/1/20421	884	746
	Fannie Mae Pool #AT0300 3.50% 3/1/20431	5	5
	Fannie Mae Pool #AT3954 3.50% 4/1/20431	8	7
	Fannie Mae Pool #AT7161 3.50% 6/1/20431	41	39
	Fannie Mae Pool #AY1829 3.50% 12/1/20441	8	7
	Fannie Mae Pool #BE5017 3.50% 2/1/20451	63	59
	Fannie Mae Pool #FM9416 3.50% 7/1/20451	4,487	4,155
	Fannie Mae Pool #BE8740 3.50% 5/1/20471	57	53
	Fannie Mae Pool #BE8742 3.50% 5/1/20471	17	15
	Fannie Mae Pool #BH2846 3.50% 5/1/20471	8	7
	Fannie Mae Pool #BH2848 3.50% 5/1/20471	7	6
	Fannie Mae Pool #BH2847 3.50% 5/1/20471	5	5
	Fannie Mae Pool #BH3122 4.00% 6/1/20471	5	5
	Fannie Mae Pool #BJ5015 4.00% 12/1/20471	154	148
	Fannie Mae Pool #BM3788 3.50% 3/1/20481	3,243	3,018
	Fannie Mae Pool #BJ4901 3.50% 3/1/20481	43	40
	Fannie Mae Pool #BK5232 4.00% 5/1/20481	79	75
	Fannie Mae Pool #BK6840 4.00% 6/1/20481	106	102
	Fannie Mae Pool #BK9743 4.00% 8/1/20481	31	30
	Fannie Mae Pool #BK9761 4.50% 8/1/20481	20	20
	Fannie Mae Pool #FM3280 3.50% 5/1/20491	1,170	1,084
	Fannie Mae Pool #FM1062 3.50% 6/1/20491	436	408
	Fannie Mae Pool #BJ8411 3.50% 8/1/20491	113	105
	Fannie Mae Pool #CA4151 3.50% 9/1/20491	582	545
	Fannie Mae Pool #FM1443 3.50% 9/1/20491	326	304
	Fannie Mae Pool #FM2179 3.00% 1/1/20501	3,675	3,277
	Fannie Mae Pool #CA6593 2.50% 8/1/20501	926	798
	Fannie Mae Pool #BQ3005 2.50% 10/1/20501	604	514
	Fannie Mae Pool #CA7257 2.50% 10/1/20501	195	168
	Fannie Mae Pool #MA4208 2.00% 12/1/20501	228	187
	Fannie Mae Pool #CB0290 2.00% 4/1/20511	926	757
	Fannie Mae Pool #MA4305 2.00% 4/1/20511	11	9
	Fannie Mae Pool #BR1035 2.00% 5/1/20511	6	5
	Fannie Mae Pool #FM7687 3.00% 6/1/20511	5,752	5,108

254    American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #FM7900 2.50% 7/1/20511	USD195	$ 167
mortgage-backed	Fannie Mae Pool #CB1527 2.50% 9/1/20511	702	596
obligations	Fannie Mae Pool #FS0965 2.00% 11/1/20511	51	41
(continued)	Fannie Mae Pool #BU3058 2.50% 12/1/20511	1,512	1,284
	Fannie Mae Pool #CB2286 2.50% 12/1/20511	1,266	1,082
	Fannie Mae Pool #FM9976 3.00% 12/1/20511	845	755
	Fannie Mae Pool #CB2544 3.00% 1/1/20521	2,361	2,088
	Fannie Mae Pool #FS0523 2.50% 2/1/20521	199	171
	Fannie Mae Pool #FS0647 3.00% 2/1/20521	3,881	3,465
	Fannie Mae Pool #CB3495 3.00% 5/1/20521	5,807	5,103
	Fannie Mae Pool #MA4600 3.50% 5/1/20521	17,861	16,244
	Fannie Mae Pool #CB3897 3.50% 6/1/20521	17,000	15,465
	Fannie Mae Pool #CB3774 4.00% 6/1/20521	3,250	3,052
	Fannie Mae Pool #FS2159 5.00% 6/1/20521	64	63
	Fannie Mae Pool #BV2558 5.00% 6/1/20521	62	61
	Fannie Mae Pool #CB4159 4.00% 7/1/20521	234	220
	Fannie Mae Pool #MA4700 4.00% 8/1/20521	6,346	5,959
	Fannie Mae Pool #BV8024 4.00% 8/1/20521	296	278
	Fannie Mae Pool #BW9411 5.00% 8/1/20521	926	914
	Fannie Mae Pool #FS2489 5.00% 8/1/20521	60	59
	Fannie Mae Pool #MA4732 4.00% 9/1/20521	2,012	1,890
	Fannie Mae Pool #BW7326 4.00% 9/1/20521	254	238
	Fannie Mae Pool #BW9348 4.00% 9/1/20521	219	206
	Fannie Mae Pool #BW8103 4.00% 9/1/20521	208	195
	Fannie Mae Pool #BW1192 4.50% 9/1/20521	1,848	1,780
	Fannie Mae Pool #BW6231 4.50% 9/1/20521	223	215
	Fannie Mae Pool #BW1201 5.00% 9/1/20521	4,200	4,146
	Fannie Mae Pool #BV0954 5.00% 9/1/20521	1,797	1,774
	Fannie Mae Pool #BW8088 5.00% 9/1/20521	327	323
	Fannie Mae Pool #BW8980 4.00% 10/1/20521	821	771
	Fannie Mae Pool #BW1210 4.00% 10/1/20521	620	582
	Fannie Mae Pool #BW7356 4.00% 10/1/20521	516	484
	Fannie Mae Pool #BX0509 4.00% 10/1/20521	222	209
	Fannie Mae Pool #MA4784 4.50% 10/1/20521	5,035	4,851
	Fannie Mae Pool #BW9458 4.50% 10/1/20521	999	965
	Fannie Mae Pool #BX0097 4.50% 10/1/20521	998	962
	Fannie Mae Pool #BW8981 4.50% 10/1/20521	995	958
	Fannie Mae Pool #BW8996 4.50% 10/1/20521	994	958
	Fannie Mae Pool #CB4959 4.50% 10/1/20521	993	956
	Fannie Mae Pool #BX0902 5.00% 10/1/20521	916	904
	Fannie Mae Pool #CB5380 5.00% 10/1/20521	478	472
	Fannie Mae Pool #BX0892 5.00% 10/1/20521	102	101
	Fannie Mae Pool #MA4820 6.50% 10/1/20521	300	308
	Fannie Mae Pool #MA4803 3.50% 11/1/20521	612	557
	Fannie Mae Pool #MA4804 4.00% 11/1/20521	2,492	2,340
	Fannie Mae Pool #BW1310 4.00% 11/1/20521	232	218
	Fannie Mae Pool #BX1766 5.00% 11/1/20521	1,900	1,875
	Fannie Mae Pool #MA4806 5.00% 11/1/20521	1,313	1,296
	Fannie Mae Pool #BX1761 5.00% 11/1/20521	921	909
	Fannie Mae Pool #BX1274 5.50% 11/1/20521	165	166
	Fannie Mae Pool #MA4852 6.50% 11/1/20521	244	251
	Fannie Mae Pool #MA4840 4.50% 12/1/20521	995	959
	Fannie Mae Pool #BX1072 5.00% 12/1/20521	1,943	1,918
	Fannie Mae Pool #BX4020 5.00% 12/1/20521	29	29
	Fannie Mae Pool #MA4877 6.50% 12/1/20521	39,345	40,362
	Fannie Mae Pool #BX1071 6.50% 12/1/20521	82	85
	Fannie Mae Pool #MA4868 5.00% 1/1/20531	1,457	1,438
	Fannie Mae Pool #MA4894 6.00% 1/1/20531	2,000	2,032
	Fannie Mae Pool #MA4895 6.50% 1/1/20531	8,828	9,056
	Fannie Mae Pool #BF0497 3.00% 7/1/20601	1,429	1,252
	Fannie Mae Pool #BF0585 4.50% 12/1/20611	459	448

American Funds Insurance Series    255

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/20251,3	USD—2	$—2
mortgage-backed	Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/20251,3	—2	—2
obligations	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.298% 7/25/20231,3	186	185
(continued)	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/20241,3	368	361
	Freddie Mac Pool #ZA2024 6.50% 9/1/20271	2	2
	Freddie Mac Pool #1H1354 4.336% 11/1/20361,3	53	54
	Freddie Mac Pool #C03518 5.00% 9/1/20401	279	283
	Freddie Mac Pool #G06459 5.00% 5/1/20411	660	669
	Freddie Mac Pool #RB5138 2.00% 12/1/20411	794	670
	Freddie Mac Pool #RB5145 2.00% 2/1/20421	772	651
	Freddie Mac Pool #RB5148 2.00% 3/1/20421	1,823	1,538
	Freddie Mac Pool #Q15874 4.00% 2/1/20431	3	3
	Freddie Mac Pool #Q17696 3.50% 4/1/20431	30	28
	Freddie Mac Pool #Q19133 3.50% 6/1/20431	31	29
	Freddie Mac Pool #Q23190 4.00% 11/1/20431	145	140
	Freddie Mac Pool #Q28558 3.50% 9/1/20441	208	194
	Freddie Mac Pool #760014 2.74% 8/1/20451,3	268	259
	Freddie Mac Pool #Q47615 3.50% 4/1/20471	50	46
	Freddie Mac Pool #Q52069 3.50% 11/1/20471	78	72
	Freddie Mac Pool #Q54701 3.50% 3/1/20481	57	53
	Freddie Mac Pool #Q54709 3.50% 3/1/20481	56	52
	Freddie Mac Pool #Q54700 3.50% 3/1/20481	40	38
	Freddie Mac Pool #Q54781 3.50% 3/1/20481	35	33
	Freddie Mac Pool #Q54782 3.50% 3/1/20481	34	32
	Freddie Mac Pool #Q54699 3.50% 3/1/20481	22	20
	Freddie Mac Pool #Q54831 3.50% 3/1/20481	17	16
	Freddie Mac Pool #Q54698 3.50% 3/1/20481	14	14
	Freddie Mac Pool #G67711 4.00% 3/1/20481	1,407	1,351
	Freddie Mac Pool #Q55971 4.00% 5/1/20481	78	75
	Freddie Mac Pool #Q56175 4.00% 5/1/20481	74	71
	Freddie Mac Pool #Q56590 3.50% 6/1/20481	27	25
	Freddie Mac Pool #Q56589 3.50% 6/1/20481	17	16
	Freddie Mac Pool #Q56599 4.00% 6/1/20481	114	109
	Freddie Mac Pool #Q58411 4.50% 9/1/20481	204	202
	Freddie Mac Pool #Q58436 4.50% 9/1/20481	110	109
	Freddie Mac Pool #Q58378 4.50% 9/1/20481	80	79
	Freddie Mac Pool #ZT0522 4.50% 9/1/20481	21	21
	Freddie Mac Pool #QA0284 3.50% 6/1/20491	194	180
	Freddie Mac Pool #QA2748 3.50% 9/1/20491	51	48
	Freddie Mac Pool #RA1463 3.50% 10/1/20491	393	368
	Freddie Mac Pool #RA1580 3.50% 10/1/20491	204	191
	Freddie Mac Pool #SD8106 2.00% 11/1/20501	2,906	2,379
	Freddie Mac Pool #SD8128 2.00% 2/1/20511	37	30
	Freddie Mac Pool #SD8134 2.00% 3/1/20511	62	51
	Freddie Mac Pool #RA5288 2.00% 5/1/20511	2,959	2,422
	Freddie Mac Pool #SD0726 2.50% 10/1/20511	14,344	12,316
	Freddie Mac Pool #RA6406 2.00% 11/1/20511	488	400
	Freddie Mac Pool #SD1385 2.50% 11/1/20511	531	456
	Freddie Mac Pool #SD7552 2.50% 1/1/20521	333	285
	Freddie Mac Pool #SD7550 3.00% 2/1/20521	3,397	3,035
	Freddie Mac Pool #SD0873 3.50% 2/1/20521	14,059	13,011
	Freddie Mac Pool #QD7089 3.50% 2/1/20521	216	197
	Freddie Mac Pool #SD7553 3.00% 3/1/20521	308	274
	Freddie Mac Pool #8D0226 2.521% 5/1/20521,3	513	462
	Freddie Mac Pool #QE6097 2.50% 7/1/20521	635	539
	Freddie Mac Pool #SD8237 4.00% 8/1/20521	4,913	4,613
	Freddie Mac Pool #QE9057 4.00% 8/1/20521	189	178
	Freddie Mac Pool #QE6926 5.00% 8/1/20521	862	851
	Freddie Mac Pool #QE8282 5.00% 8/1/20521	817	806
	Freddie Mac Pool #QE8695 5.00% 8/1/20521	59	58
	Freddie Mac Pool #QE7647 5.00% 8/1/20521	58	57

256    American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #SD1496 5.00% 8/1/20521		USD54	$54
mortgage-backed	Freddie Mac Pool #SD8244 4.00% 9/1/20521		3,275	3,076
obligations	Freddie Mac Pool #QE9625 4.00% 9/1/20521		244	229
(continued)	Freddie Mac Pool #QF0671 4.50% 9/1/20521		503	485
	Freddie Mac Pool #RA7938 5.00% 9/1/20521		11,870	11,717
	Freddie Mac Pool #QF0311 5.00% 9/1/20521		1,324	1,307
	Freddie Mac Pool #QF0151 5.00% 9/1/20521		799	789
	Freddie Mac Pool #SD8246 5.00% 9/1/20521		225	222
	Freddie Mac Pool #QF0706 5.00% 9/1/20521		64	64
	Freddie Mac Pool #QF1464 4.00% 10/1/20521		234	220
	Freddie Mac Pool #QF2136 4.50% 10/1/20521		999	962
	Freddie Mac Pool #QF1431 4.50% 10/1/20521		999	962
	Freddie Mac Pool #QF1765 4.50% 10/1/20521		995	958
	Freddie Mac Pool #SD8257 4.50% 10/1/20521		743	716
	Freddie Mac Pool #QF1305 5.00% 10/1/20521		74	73
	Freddie Mac Pool #SD1710 5.00% 10/1/20521		26	26
	Freddie Mac Pool #QF3364 4.00% 11/1/20521		381	358
	Freddie Mac Pool #QF2445 4.50% 11/1/20521		4,769	4,595
	Freddie Mac Pool #SD1895 4.50% 11/1/20521		1,272	1,249
	Freddie Mac Pool #QF2560 4.50% 11/1/20521		999	965
	Freddie Mac Pool #QF2846 4.50% 11/1/20521		998	961
	Freddie Mac Pool #QF2936 4.50% 11/1/20521		969	934
	Freddie Mac Pool #QF2976 5.00% 11/1/20521		81	80
	Freddie Mac Pool #SD8275 4.50% 12/1/20521		36,151	34,831
	Freddie Mac Pool #SD8276 5.00% 12/1/20521		1,866	1,842
	Freddie Mac Pool #SD8281 6.50% 12/1/20521		2,000	2,052
	Freddie Mac Pool #SD8285 3.50% 1/1/20531		346	314
	Freddie Mac Pool #SD8286 4.00% 1/1/20531		199	187
	Freddie Mac Pool #SD8288 5.00% 1/1/20531		7,348	7,253
	Freddie Mac Pool #SD8282 6.50% 1/1/20531		10,431	10,701
	Freddie Mac, Series 1567, Class A,
	(1-month USD-LIBOR + 0.40%) 2.547% 8/15/20231,3		1	1
	Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2/25/20231		134	133
	Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 8/25/20231,3		2,526	2,502
	Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 9/25/20241		1,363	1,328
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00%	1/25/20561,3	4,525	4,234
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT,
	3.00%	7/25/20561	822	724
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT,
	3.25%	7/25/20561	333	300
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00%	8/25/20561	4,525	4,204
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00%	8/25/20561,3	4,135	3,866
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT,
	3.00%	5/25/20571	910	800
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25%	6/25/20571,3	1,311	1,197
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50%	8/25/20571	509	484
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT,
	3.50%	11/25/20571	4,148	3,753
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA,
	3.50%	11/26/20571	252	239
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT,
	3.50%	7/25/20581	763	689
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA,
	3.50%	7/25/20581	587	556
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50%	8/25/20581	2,148	2,027

American Funds Insurance Series    257

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT,
mortgage-backed	3.50% 8/26/20581	USD731	$661
obligations	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
(continued)	3.50% 10/25/20581	396	358
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA,
	3.00% 2/25/20591	1,819	1,687
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1,
	3.50% 6/25/20281	4,262	4,070
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 11/25/20281	18,482	17,646
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C,
	2.75% 11/25/20291	4,786	4,398
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D,
	2.00% 7/25/20301	1,377	1,231
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D,
	2.00% 7/25/20301	435	356
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1,
	3.50% 5/25/20321	4,668	4,503
	Government National Mortgage Assn. 2.00% 1/1/20531,4	1,395	1,169
	Government National Mortgage Assn. 2.50% 1/1/20531,4	2,486	2,155
	Government National Mortgage Assn. 3.00% 1/1/20531,4	1,755	1,563
	Government National Mortgage Assn. 3.50% 1/1/20531,4	2,260	2,077
	Government National Mortgage Assn. 5.00% 1/1/20531,4	6,848	6,787
	Government National Mortgage Assn. 5.50% 1/1/20531,4	14,351	14,436
	Government National Mortgage Assn. Pool #782365 6.00% 7/15/20381	84	89
	Government National Mortgage Assn. Pool #700778 5.50% 10/15/20381	21	21
	Government National Mortgage Assn. Pool #004269 6.50% 10/20/20381	164	176
	Government National Mortgage Assn. Pool #698668 5.50% 11/15/20381	28	29
	Government National Mortgage Assn. Pool #698406 5.00% 7/15/20391	186	190
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/20391	81	86
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/20401	2,598	2,758
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/20411	870	894
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/20411	570	562
	Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/20421	19	17
	Government National Mortgage Assn. Pool #MA8347 4.50% 10/20/20521	675	656
	Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/20521	28,092	26,611
	Government National Mortgage Assn. Pool #MA8427 4.50% 11/20/20521	32,820	31,874
	Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/20521	3,100	2,936
	Government National Mortgage Assn. Pool #MA8489 4.50% 12/20/20521	13,100	12,722
	Uniform Mortgage-Backed Security 2.00% 1/1/20381,4	1,115	992
	Uniform Mortgage-Backed Security 2.50% 1/1/20381,4	2,275	2,082
	Uniform Mortgage-Backed Security 4.00% 1/1/20381,4	920	897
	Uniform Mortgage-Backed Security 2.00% 1/1/20531,4	14,849	12,086
	Uniform Mortgage-Backed Security 4.50% 1/1/20531,4	4,574	4,402
	Uniform Mortgage-Backed Security 5.50% 1/1/20531,4	53,779	53,928
	Uniform Mortgage-Backed Security 6.00% 1/1/20531,4	29,742	30,190
	Uniform Mortgage-Backed Security 6.50% 1/1/20531,4	81,263	83,237
	Uniform Mortgage-Backed Security 4.00% 2/1/20531,4	1,392	1,306
	Uniform Mortgage-Backed Security 5.50% 2/1/20531,4	31,200	31,271
	Uniform Mortgage-Backed Security 6.00% 2/1/20531,4	19,158	19,430
			723,593
U.S. Treasury bonds & notes 39.79%

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 1/15/20235	21,974	21,933
inflation-protected	U.S. Treasury Inflation-Protected Security 0.625% 4/15/20235	31,116	30,816
securities	U.S. Treasury Inflation-Protected Security 0.375% 7/15/20235	21,857	21,606
26.16%	U.S. Treasury Inflation-Protected Security 0.625% 1/15/20245	55,898	54,749
	U.S. Treasury Inflation-Protected Security 0.50% 4/15/20245	14,570	14,179
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/20245	56,967	55,181
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/20245	26,585	25,622

258    American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount	Value
		(000)	(000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 4/15/20255	USD8,421	$ 8,026
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 7/15/20255	57,803	55,543
securities	U.S. Treasury Inflation-Protected Security 0.125% 10/15/20255	7,805	7,419
(continued)	U.S. Treasury Inflation-Protected Security 0.625% 1/15/20265	3,380	3,245
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/20265	5,750	5,406
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/20265	34,217	32,092
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/20275	7,315	6,817
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/20275	12,137	12,122
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/20305	7,293	6,528
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/20315	6,877	6,102
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/20315	1,001	883
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/20325	4,412	3,860
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/20415	422	446
	U.S. Treasury Inflation-Protected Security 0.75% 2/15/20425	8,558	7,171
	U.S. Treasury Inflation-Protected Security 0.625% 2/15/20435	4,523	3,648
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/20495	4,914	4,114
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/20505	337	227
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/20515	6,032	3,891
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/20525	1,459	943
			392,569

U.S. Treasury	U.S. Treasury 0.50% 11/30/2023	12,069	11,611
13.63%	U.S. Treasury 2.125% 11/30/2023	—2	—2
	U.S. Treasury 0.125% 12/15/2023	1,934	1,853
	U.S. Treasury 2.25% 12/31/2023	1,332	1,300
	U.S. Treasury 2.50% 1/31/2024	26,000	25,395
	U.S. Treasury 1.50% 2/29/2024	369	356
	U.S. Treasury 3.00% 7/31/2024	3,685	3,594
	U.S. Treasury 2.75% 5/15/2025	7,459	7,193
	U.S. Treasury 3.125% 8/15/2025	390	379
	U.S. Treasury 3.50% 9/15/2025	28,000	27,447
	U.S. Treasury 4.00% 12/15/2025	5,694	5,659
	U.S. Treasury 2.625% 7/31/2029	19,809	18,245
	U.S. Treasury 3.125% 8/31/2029	22,521	21,382
	U.S. Treasury 3.875% 12/31/2029	2,905	2,885
	U.S. Treasury 2.75% 8/15/2032	7,500	6,828
	U.S. Treasury 1.125% 5/15/2040	7,000	4,393
	U.S. Treasury 2.50% 2/15/2045	4,850	3,668
	U.S. Treasury 2.50% 2/15/2046	3,900	2,931
	U.S. Treasury 2.50% 5/15/2046	5,400	4,049
	U.S. Treasury 2.875% 11/15/2046	2,700	2,174
	U.S. Treasury 2.875% 5/15/2049	6,300	5,095
	U.S. Treasury 2.25% 8/15/2049	1,635	1,157
	U.S. Treasury 1.25% 5/15/20506	19,460	10,527
	U.S. Treasury 1.375% 8/15/2050	4,330	2,423
	U.S. Treasury 1.625% 11/15/20506	26,165	15,671
	U.S. Treasury 1.875% 2/15/20516	6,672	4,264
	U.S. Treasury 2.00% 8/15/2051	5,546	3,650
	U.S. Treasury 1.875% 11/15/2051	3,164	2,015
	U.S. Treasury 2.875% 5/15/2052	350	282
	U.S. Treasury 3.00% 8/15/2052	7,025	5,825
	U.S. Treasury 4.00% 11/15/2052	2,290	2,302

			204,553
	Total U.S. Treasury bonds & notes
			597,122

American Funds Insurance Series    259

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount	Value
			(000)	(000)

Federal agency bonds & notes 5.28%

Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC
2.646% 5/12/2026			USD308	$296
Fannie Mae 7.125% 1/15/2030			2,000	2,353
Federal Home Loan Bank 3.25% 11/16/2028			6,500	6,250
Federal Home Loan Bank 5.50% 7/15/2036			300	328
Private Export Funding Corp. 3.55% 1/15/2024			3,190	3,143
Private Export Funding Corp. 1.40% 7/15/2028			3,000	2,536
Tennessee Valley Authority 0.75% 5/15/2025			3,700	3,390
Tennessee Valley Authority 2.875% 2/1/2027			5,000	4,742
Tennessee Valley Authority 4.65% 6/15/2035			1,780	1,764
Tennessee Valley Authority 5.88% 4/1/2036			875	971
Tennessee Valley Authority, Series A, 4.625% 9/15/2060			250	232
TVA Southaven 3.846% 8/15/2033			887	820
U.S. Agency for International Development, Israel (State of), Class 1A,
5.50%	9/18/2023		1,250	1,255
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025			14,779	14,231
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026			1,909	2,000
U.S. Department of Housing and Urban Development, Series 2015-A-9,
2.80%	8/1/2023		1,500	1,481
U.S. Department of Housing and Urban Development, Series 2015-A-10,
2.85%	8/1/2024		2,250	2,190
U.S. Department of Housing and Urban Development, Series 2015-A-11,
2.95%	8/1/2025		2,640	2,532
U.S. Department of Housing and Urban Development, Series 2015-A-12,
3.10%	8/1/2026		2,625	2,497
U.S. Department of Housing and Urban Development, Series 2015-A-13,
3.15%	8/1/2027		11,482	10,812
U.S. Department of Housing and Urban Development, Series 2015-A-14,
3.25%	8/1/2028		3,856	3,598
U.S. Department of Housing and Urban Development, Series 2015-A-15,
3.35%	8/1/2029		2,650	2,450
U.S. Department of Housing and Urban Development, Series 2015-A-16,
3.50%	8/1/2030		2,482	2,361
U.S. Department of Housing and Urban Development, Series 2015-A-17,
3.55%	8/1/2031		2,475	2,350
U.S. Department of Housing and Urban Development, Series 2015-A-18,
3.60%	8/1/2032		2,377	2,159
U.S. Department of Housing and Urban Development, Series 2015-A-19,
3.65%	8/1/2033		2,059	1,866
U.S. Department of Housing and Urban Development, Series 2015-A-20,
3.70%	8/1/2034		651	589

				79,196
Total bonds, notes & other debt instruments (cost: $1,480,306,000)
				1,399,911
		Weighted

Short-term securities 21.20%		average yield
		at acquisition

Commercial paper 13.42%

CAFCO, LLC 2/3/20237		4.300%	8,750	8,713
Chariot Funding, LLC 1/3/20237		3.880	10,000	9,995
Chariot Funding, LLC 1/27/20237		4.150	8,000	7,973
Chariot Funding, LLC 2/10/20237		4.657	15,000	14,923
CHARTA, LLC 1/11/20237		3.900	5,680	5,672
Citigroup Global Markets, Inc. 2/21/20237		4.580	6,000	5,959
Coca-Cola Co. 2/21/20237		4.200	15,000	14,903
Honeywell International, Inc. 2/1/20237		4.100	3,000	2,988
Honeywell International, Inc. 2/21/20237		4.310	15,300	15,201
Honeywell International, Inc. 2/27/20237		4.300	6,050	6,006

260    American Funds Insurance Series

U.S. Government Securities Fund (continued)

			Weighted
Short-term securities (continued)			average yield	Principal amount	Value
			at acquisition	(000)	(000)

Commercial paper (continued)

Johnson & Johnson 1/30/20237			4.190%	USD9,000	$8,967
Johnson & Johnson 2/13/20237			4.220	10,000	9,946
Linde, Inc. 2/6/2023			4.340	15,000	14,932
Paccar Financial Corp. 1/6/2023			4.110	20,000	19,983
Procter & Gamble Co. 2/9/20237			4.300	14,500	14,428
Procter & Gamble Co. 2/10/20237			4.250	18,500	18,406
Roche Holdings, Inc. 1/3/20237			4.230	13,950	13,944
Starbird Funding Corp. 1/3/20237			4.300	8,500	8,496
					201,435

Federal agency bills & notes 6.19%

Federal Farm Credit Banks 1/12/2023			3.880	5,500	5,494
Federal Home Loan Bank 1/3/2023			3.900	850	850
Federal Home Loan Bank 1/11/2023			4.005	20,700	20,680
Federal Home Loan Bank 2/8/2023			4.161	25,000	24,896
Federal Home Loan Bank 2/10/2023			4.215	6,750	6,720
Federal Home Loan Bank 2/22/2023			4.320	4,400	4,373
Federal Home Loan Bank 2/24/2023			4.297	10,000	9,936
Federal Home Loan Bank 3/3/2023			4.370	20,000	19,856

					92,805

U.S. Treasury bills 1.59%

U.S. Treasury 11/2/2023			4.527	24,780	23,854
Total short-term securities (cost: $318,108,000)
					318,094
Total investment securities 114.48% (cost: $1,798,414,000)
					1,718,005
Other assets less liabilities (14.48)%					(217,283)
Net assets 100.00%
					$1,500,722
Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of		amount	at 12/31/2022
Contracts	Type	contracts	Expiration	(000)	(000)

3 Month SOFR Futures	Short	270	June 2023	USD(64,183)	$920
90 Day Eurodollar Futures	Long	1,495	September 2023	354,782	(15,731)
90 Day Eurodollar Futures	Short	923	December 2023	(219,697)	8,805
90 Day Eurodollar Futures	Short	885	December 2024	(213,285)	4,539
2 Year U.S. Treasury Note Futures	Short	298	March 2023	(61,113)	148
5 Year U.S. Treasury Note Futures	Long	3,872	March 2023	417,904	(536)
10 Year U.S. Treasury Note Futures	Long	603	March 2023	67,715	(373)
10 Year Ultra U.S. Treasury Note Futures	Long	164	March 2023	19,398	(294)
20 Year U.S. Treasury Bond Futures	Long	447	March 2023	56,029	(765)
30 Year Ultra U.S. Treasury Bond Futures	Short	35	March 2023	(4,701)	111

					$(3,176)

American Funds Insurance Series    261

U.S. Government Securities Fund (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Unrealized
Receive		Pay					Upfront	appreciation
					Notional	Value at	premium	(depreciation)

	Payment		Payment	Expiration	amount	12/31/2022	paid	at 12/31/2022
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

SOFR	Annual	0.471%	Annual	10/26/2023	USD30,500	$ 1,078	$—	$ 1,078
0.45801%	Annual	SOFR	Annual	10/26/2023	30,500	(1,081)	—	(1,081)
0.241%	Annual	U.S. EFFR	Annual	3/1/2024	119,400	(6,219)	—	(6,219)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	97,600	4,372	—	4,372
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	24,000	(426)	—	(426)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	3,697	(68)	—	(68)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	17,700	(330)	—	(330)
4.345%	Annual	U.S. EFFR	Annual	9/29/2024	19,000	(85)	—	(85)
4.197%	Annual	U.S. EFFR	Annual	9/30/2024	19,000	(131)	—	(131)
4.1735%	Annual	U.S. EFFR	Annual	9/30/2024	19,400	(142)	—	(142)
4.15%	Annual	U.S. EFFR	Annual	10/6/2024	19,300	(146)	—	(146)
4.5645%	Annual	U.S. EFFR	Annual	10/19/2024	7,100	(2)	—	(2)
4.533%	Annual	U.S. EFFR	Annual	10/20/2024	8,800	(7)	—	(7)
4.56%	Annual	U.S. EFFR	Annual	10/27/2024	8,900	(2)	—	(2)
4.5245%	Annual	U.S. EFFR	Annual	10/27/2024	10,600	(8)	—	(8)
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	20,100	1,938	—	1,938
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	20,100	1,938	—	1,938
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	22,492	2,187	—	2,187
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	49,400	3,060	—	3,060
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	12,800	(616)	—	(616)
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	12,200	(590)	—	(590)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	49,000	9,477	—	9,477
0.913%	Semi-annual	3-month USD-LIBOR	Quarterly	6/9/2030	31,000	(5,918)	—	(5,918)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	15,500	3,075	—	3,075
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	9,800	486	—	486
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	7,800	375	—	375
0.833%	Semi-annual	3-month USD-LIBOR	Quarterly	4/3/2040	15,800	(5,952)	—	(5,952)
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	5,110	2,464	—	2,464
SOFR	Annual	2.85282%	Annual	12/6/2052	540	38	—	38
SOFR	Annual	2.93542%	Annual	12/6/2052	550	31	—	31

						$ 8,796	$—	$ 8,796

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Amount less than one thousand.

3Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

4Purchased on a TBA basis.

5Index-linked bond whose principal amount moves with a government price index.

6All or a portion of this security was pledged as collateral. The total value of pledged collateral was $10,807,000, which represented .72% of the net assets of the fund.

7Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $166,520,000, which represented 11.10% of the net assets of the fund.

Key to abbreviations
Assn. = Association	SOFR = Secured Overnight Financing Rate
EFFR = Effective Federal Funds Rate	TBA = To be announced
LIBOR = London Interbank Offered Rate	USD = U.S. dollars
Refer to the notes to financial statements.
262 American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio December 31, 2022

Growth funds 85.30%					Value
				Shares	(000)

	American Funds Insurance Series – Growth Fund, Class 1			5,078,871	$387,467
	Total growth funds (cost: $439,303,000)
					387,467
Fixed income funds 7.53%

	American Funds Insurance Series – The Bond Fund of America, Class 1			3,634,107	34,197
	Total fixed income funds (cost: $35,683,000)
					34,197
Short-term securities 2.48%

	State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%1			11,266,894	11,267
	Total short-term securities (cost: $11,267,000)				11,267
Options purchased 0.04%

	Options purchased*				205
	Total options purchased (cost: $1,216,000)
					205
	Total investment securities 95.35% (cost: $487,469,000)
					433,136
	Other assets less liabilities 4.65%				21,106
	Net assets 100.00%
					$454,242
*Options purchased

Put
		Notional			Value at
	Number of	amount	Exercise	Expiration	12/31/2022
Description	contracts	(000)	price	date	(000)

S&P 500 Index	35	USD13,438	USD2,600.00	3/17/2023	$ 13
S&P 500 Index	70	26,877	2,700.00	3/17/2023	29
S&P 500 Index	175	67,191	2,800.00	3/17/2023	87
S&P 500 Index	5	1,920	2,850.00	3/17/2023	2
S&P 500 Index	110	42,234	2,900.00	3/17/2023	74

					$205

American Funds Insurance Series    263

Managed Risk Growth Fund (continued)

Futures contracts

					Value and
					unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 12/31/2022
Contracts	Type	contracts	Expiration	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	283	March 2023	USD30,544	$(47)
Nikkei 225 Index Contracts	Short	3	March 2023	(590)	45
Japanese Yen Currency Contracts	Short	7	March 2023	(674)	(31)
FTSE 100 Index Contracts	Short	19	March 2023	(1,716)	(1)
British Pound Currency Contracts	Short	24	March 2023	(1,812)	47
Mini MSCI Emerging Market Index Contracts	Short	57	March 2023	(2,734)	42
Russell 2000 Mini Index Contracts	Short	66	March 2023	(5,844)	156
Euro Stoxx 50 Index Contracts	Short	314	March 2023	(12,714)	544
Euro Currency Contracts	Short	101	March 2023	(13,577)	(30)
S&P Mid 400 E-mini Index Contracts	Short	92	March 2023	(22,472)	455
S&P 500 E-mini Index Contracts	Short	1,194	March 2023	(230,502)	6,305

					$7,485

Investments in affiliates2

	Value of			Net	Net
					unrealized	Value of		Capital gain
	affiliates at			realized	(depreciation)	affiliates at	Dividend	distributions
	1/1/2022	Additions	Reductions	loss	appreciation	12/31/2022	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth funds 85.30%
American Funds Insurance Series –
Growth Fund, Class 1	$504,914	$458,729	$366,785	$(17,443)	$(191,948)	$387,467	$2,476	$60,090
Fixed income funds 7.53%
American Funds Insurance Series –
The Bond Fund of America, Class 1	59,236	70,113	86,469	(9,458)	775	34,197	1,344	443
Total 92.83%
				$(26,901)	$(191,173)	$421,664	$3,820	$60,533

1Rate represents the seven-day yield at 12/31/2022.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

264    American Funds Insurance Series

Managed Risk International Fund

Investment portfolio December 31, 2022

Growth funds 84.51%					Value
				Shares	(000)

American Funds Insurance Series – International Fund, Class 1				6,952,007	$106,435
Total growth funds (cost: $119,403,000)
					106,435
Fixed income funds 9.95%

American Funds Insurance Series – The Bond Fund of America, Class 1				1,331,210	12,527
Total fixed income funds (cost: $13,253,000)
					12,527
Short-term securities 2.09%

State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%1				2,635,506	2,636
Total short-term securities (cost: $2,636,000)					2,636
Options purchased 0.14%

Options purchased*					169
Total options purchased (cost: $399,000)
					169
Total investment securities 96.69% (cost: $135,691,000)
					121,767
Other assets less liabilities 3.31%					4,167
Net assets 100.00%
					$125,934
*Options purchased

Put
		Notional			Value at
Number of		amount	Exercise	Expiration	12/31/2022
Description	contracts	(000)	price	date	(000)

iShares MSCI EAFE ETF	50	USD328	USD47.00	3/17/2023	$—2
iShares MSCI EAFE ETF	1,700	11,159	48.00	3/17/2023	13
iShares MSCI EAFE ETF	450	2,954	55.00	3/17/2023	11
iShares MSCI EAFE ETF	1,375	9,025	43.00	6/16/2023	34
iShares MSCI EAFE ETF	350	2,297	45.00	6/16/2023	15
iShares MSCI EAFE ETF	200	1,313	46.00	6/16/2023	9
iShares MSCI EAFE ETF	1,700	11,159	50.00	6/16/2023	87

					$169
Futures contracts

					Value and
					unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 12/31/2022
Contracts	Type	contracts	Expiration	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	75	March 2023	USD8,095	$(13)
S&P 500 E-mini Index Contracts	Short	66	March 2023	(12,742)	351
Mini MSCI Emerging Market Index Contracts	Short	394	March 2023	(18,900)	245
MSCI EAFE Index Contracts	Short	279	March 2023	(27,194)	428

					$1,011

American Funds Insurance Series    265

Managed Risk International Fund (continued)

Investments in affiliates3

	Value of			Net	Net	Value of		Capital gain
	affiliates at			realized	unrealized	affiliates at	Dividend	distributions
	1/1/2022	Additions	Reductions	loss	depreciation	12/31/2022	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth funds 84.51%
American Funds Insurance Series –
International Fund, Class 1	$136,987	$107,662	$92,768	$(7,315)	$(38,131)	$106,435	$2,273	$16,110
Fixed income funds 9.95%
American Funds Insurance Series –
The Bond Fund of America, Class 1	16,071	14,150	15,224	(2,409)	(61)	12,527	427	160
Total 94.46%
				$(9,724)	$(38,192)	$118,962	$2,700	$16,270

1Rate represents the seven-day yield at 12/31/2022.

2Amount less than one thousand.

3Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

266    American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

Investment portfolio December 31, 2022

Growth-and-income funds 84.89%					Value
				Shares	(000)

American Funds Insurance Series – Washington Mutual Investors Fund, Class 1				21,639,334	$274,603
Total growth-and-income funds (cost: $299,529,000)
					274,603
Fixed income funds 9.99%

American Funds Insurance Series – U.S. Government Securities Fund, Class 1				3,235,124	32,319
Total fixed income funds (cost: $34,728,000)
					32,319
Short-term securities 2.32%

State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%1				7,500,680	7,501
Total short-term securities (cost: $7,501,000)					7,501
Options purchased 0.09%

Options purchased*					274
Total options purchased (cost: $1,254,000)
					274
Total investment securities 97.29% (cost: $343,012,000)
					314,697
Other assets less liabilities 2.71%					8,775
Net assets 100.00%
					$323,472
*Options purchased

Put
		Notional			Value at
Number of		amount	Exercise	Expiration	12/31/2022
Description	contracts	(000)	price	date	(000)

S&P 500 Index	15	USD5,759	USD2,500.00	3/17/2023	$4
S&P 500 Index	15	5,759	2,600.00	3/17/2023	6
S&P 500 Index	80	30,716	2,700.00	3/17/2023	33
S&P 500 Index	130	49,913	2,800.00	3/17/2023	65
S&P 500 Index	45	17,278	2,850.00	3/17/2023	24
S&P 500 Index	105	40,315	2,900.00	3/17/2023	70
S&P 500 Index	30	11,519	2,825.00	6/16/2023	72

					$274
Futures contracts

					Value and
					unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 12/31/2022
Contracts	Type	contracts	Expiration	(000)	(000)

5 Year U.S. Treasury Note Futures	Long	146	March 2023	USD15,758	$(81)
Russell 2000 Mini Index Contracts	Short	1	March 2023	(89)	3
S&P Mid 400 E-mini Index Contracts	Short	7	March 2023	(1,710)	31
Euro Stoxx 50 Index Contracts	Short	47	March 2023	(1,903)	70
Euro Currency Contracts	Short	15	March 2023	(2,016)	(5)
FTSE 100 Index Contracts	Short	31	March 2023	(2,799)	(5)

American Funds Insurance Series    267

Managed Risk Washington Mutual Investors Fund (continued)

Futures contracts (continued)

					Value and
					unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 12/31/2022
Contracts	Type	contracts	Expiration	(000)	(000)

British Pound Currency Contracts	Short	38	March 2023	USD(2,870)	$68
S&P 500 E-mini Index Contracts	Short	563	March 2023	(108,687)	2,521

					$2,602

Investments in affiliates2

	Value of			Net	Net
					unrealized	Value of		Capital gain
	affiliates at			realized	(depreciation)	affiliates at	Dividend	distributions
	1/1/2022	Additions	Reductions	gain (loss)	appreciation	12/31/2022	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth-and-income funds 84.89%
American Funds Insurance Series –
Washington Mutual Investors Fund, Class 1	$315,947	$235,449	$186,345	$38,519	$(128,967)	$274,603	$5,946	$61,850
Fixed income funds 9.99%
American Funds Insurance Series –
U.S. Government Securities Fund, Class 1	37,066	33,763	33,365	(5,847)	702	32,319	1,347	—
Total 94.88%
				$32,672	$(128,265)	$306,922	$7,293	$61,850

1Rate represents the seven-day yield at 12/31/2022.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

268    American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2022

Growth-and-income funds 79.84%						Value
					Shares	(000)

	American Funds Insurance Series – Growth-Income Fund, Class 1				33,417,153	$1,677,875
	Total growth-and-income funds (cost: $1,757,211,000)
						1,677,875
Fixed income funds 14.97%

	American Funds Insurance Series – The Bond Fund of America, Class 1				33,434,013	314,614
	Total fixed income funds (cost: $348,317,000)
						314,614
Short-term securities 2.25%

	State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%1				47,304,896	47,305
	Total short-term securities (cost: $47,305,000)					47,305
Options purchased 0.12%

	Options purchased*					2,485
	Total options purchased (cost: $13,461,000)
						2,485
	Total investment securities 97.18% (cost: $2,166,294,000)
						2,042,279
	Other assets less liabilities 2.82%					59,165
	Net assets 100.00%
						$2,101,444
*Options purchased

Put
		Notional				Value at
	Number of	amount		Exercise	Expiration	12/31/2022
Description	contracts	(000)		price	date	(000)

S&P 500 Index	420	USD161,259		USD2,700.00	3/17/2023	$172
S&P 500 Index	1,500	575,925		2,800.00	3/17/2023	750
S&P 500 Index	1,575	604,721		2,850.00	3/17/2023	838
S&P 500 Index	1,080	414,666		2,900.00	3/17/2023	725

						$2,485
Futures contracts

						Value and
						unrealized
						(depreciation)
					Notional	appreciation
		Number of			amount	at 12/31/2022
Contracts		Type	contracts	Expiration	(000)	(000)

5 Year U.S. Treasury Note Futures		Long	1,001	March 2023	USD108,038	$(177)
Nikkei 225 Index Contracts		Short	1	March 2023	(197)	3
Japanese Yen Currency Contracts		Short	3	March 2023	(289)	(4)
Russell 2000 Mini Index Contracts		Short	52	March 2023	(4,604)	100
Mini MSCI Emerging Market Index Contracts		Short	230	March 2023	(11,033)	137
FTSE 100 Index Contracts		Short	189	March 2023	(17,066)	(33)
British Pound Currency Contracts		Short	235	March 2023	(17,748)	433
Euro Stoxx 50 Index Contracts		Short	579	March 2023	(23,445)	892
Euro Currency Contracts		Short	187	March 2023	(25,138)	(70)

American Funds Insurance Series    269
Managed Risk Growth-Income Fund (continued)

Futures contracts (continued)

					Value and
					unrealized
					(depreciation)
				Notional	appreciation
		Number of		amount	at 12/31/2022
Contracts	Type	contracts	Expiration	(000)	(000)

S&P Mid 400 E-mini Index Contracts	Short	210	March 2023	USD(51,295)	$773
S&P 500 E-mini Index Contracts	Short	3,266	March 2023	(630,501)	14,597

					$16,651

Investments in affiliates2

	Value of			Net	Net	Value of		Capital gain
	affiliates at			realized	unrealized	affiliates at	Dividend	distributions
	1/1/2022	Additions	Reductions	gain (loss)	depreciation	12/31/2022	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Growth-and-income funds 79.84%
American Funds Insurance Series –
Growth-Income Fund, Class 1	$2,125,192	$1,251,540	$1,173,057	$198,223	$(724,023)	$1,677,875	$26,763	$175,737
Fixed income funds 14.97%
American Funds Insurance Series –
The Bond Fund of America, Class 1	398,789	234,510	257,964	(41,426)	(19,295)	314,614	10,505	3,897
Total 94.81%
				$156,797	$(743,318)	$1,992,489	$37,268	$179,634

1Rate represents the seven-day yield at 12/31/2022.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

270    American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2022

Asset allocation funds 95.19%						Value
					Shares	(000)

	American Funds Insurance Series – Asset Allocation Fund, Class 1				93,886,027	$2,084,270
	Total asset allocation funds (cost: $2,174,894,000)
						2,084,270
Short-term securities 3.19%

	State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%1				69,776,962	69,777
	Total short-term securities (cost: $69,777,000)					69,777
Options purchased 0.02%

	Options purchased*					383
	Total options purchased (cost: $1,887,000)
						383
	Total investment securities 98.40% (cost: $2,246,558,000)
						2,154,430
	Other assets less liabilities 1.60%					35,042
	Net assets 100.00%
						$2,189,472
*Options purchased

Put
		Notional				Value at
	Number of	amount		Exercise	Expiration	12/31/2022
Description	contracts	(000)		price	date	(000)

S&P 500 Index	410	USD157,419		USD2,850.00	3/17/2023	$218
S&P 500 Index	245	94,068		2,900.00	3/17/2023	165

						$383
Futures contracts

						Value and
						unrealized
						(depreciation)
					Notional	appreciation
		Number of			amount	at 12/31/2022
Contracts		Type	contracts	Expiration	(000)	(000)

5 Year U.S. Treasury Note Futures		Long	1,028	March 2023	USD110,952	$ (162)
Mini MSCI Emerging Market Index Contracts		Short	166	March 2023	(7,963)	100
FTSE 100 Index Contracts		Short	89	March 2023	(8,036)	(18)
Russell 2000 Mini Index Contracts		Short	93	March 2023	(8,235)	157
British Pound Currency Contracts		Short	110	March 2023	(8,308)	196
Euro Stoxx 50 Index Contracts		Short	399	March 2023	(16,156)	623
Euro Currency Contracts		Short	124	March 2023	(16,669)	(47)
S&P Mid 400 E-mini Index Contracts		Short	183	March 2023	(44,700)	548
S&P 500 E-mini Index Contracts		Short	2,599	March 2023	(501,737)	12,185

						$13,582

American Funds Insurance Series    271

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates2

	Value of			Net	Net	Value of		Capital gain
	affiliate at			realized	unrealized	affiliate at	Dividend	distributions
	1/1/2022	Additions	Reductions	gain	depreciation	12/31/2022	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Asset allocation funds 95.19%
American Funds Insurance Series –
Asset Allocation Fund, Class 1	$2,678,055	$1,104,342	$1,086,607	$55,156	$(666,676)	$2,084,270	$46,591	$231,217

1Rate represents the seven-day yield at 12/31/2022.

2Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

272    American Funds Insurance Series

Financial statements

Statements of assets and liabilities at December 31, 2022				(dollars in thousands)
		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$6,783,505	$2,874,530	$29,811,816	$6,445,629	$2,920,136
Affiliated issuers	164,535	134,983	1,166,965	306,445	167,414
Cash	695	32	1,221	1,055	671
Cash collateral received for securities on loan	—	5,872	5,587	161	32
Cash collateral pledged for futures contracts	—	—	—	—	161
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	6,010	86	1,197	1,640	929
Unrealized appreciation on open forward currency contracts	—	—	—	—	—*
Unrealized appreciation on unfunded commitments	—	—	—	—	—
Receivables for:
Sales of investments	9,427	47	4,581	1,634	4,534
Sales of fund’s shares	1,203	347	53,171	1,486	1,478
Dividends and interest	5,076	2,430	18,226	14,915	5,113
Variation margin on futures contracts	—	—	—	—	27
Variation margin on centrally cleared swap contracts	—	—	—	—	—*
Securities lending income	7	270	48	17	42
Currency translations	961	—	—	47	90
Other	—	—*	—*	—	—
	6,971,419	3,018,597	31,062,812	6,773,029	3,100,627
Liabilities:
Collateral for securities on loan	—	58,725	55,867	1,607	327
Unrealized depreciation on open forward currency contracts	—	—	—	—	50
Unrealized depreciation on unfunded commitments	—	—	—	—	—
Payables for:
Purchases of investments	3,893	1,234	69,568	2,056	2,377
Repurchases of fund’s shares	23,378	5,067	24,857	18,617	2,624
Investment advisory services	2,202	1,519	8,498	2,792	1,351
Insurance administrative fees	361	162	1,629	235	448
Services provided by related parties	1,005	515	4,478	946	393
Trustees’ deferred compensation	85	56	478	174	41
Variation margin on futures contracts	—	—	—	—	41
Variation margin on centrally cleared swap contracts	—	—	—	—	—*
Non-U.S. taxes	4,611	8,270	886	26,641	8,988
Other	230	146	203	380	203
	35,765	75,694	166,464	53,448	16,843
Net assets at December 31, 2022	$6,935,654	$2,942,903	$30,896,348	$6,719,581	$3,083,784
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,528,931	$2,581,405	$20,120,055	$6,463,732	$2,578,375
Total distributable earnings (accumulated loss)	2,406,723	361,498	10,776,293	255,849	505,409
Net assets at December 31, 2022	$6,935,654	$2,942,903	$30,896,348	$6,719,581	$3,083,784
Investment securities on loan, at value	$—	$59,781	$54,504	$1,530	$311
Investment securities, at cost
Unaffiliated issuers	4,940,295	2,530,368	20,939,019	5,790,481	2,388,619
Affiliated issuers	164,509	133,831	1,166,747	306,396	167,393
Cash denominated in currencies other than U.S. dollars, at cost	6,096	85	1,195	1,614	939

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series    273

Financial statements (continued)

Statements of assets and liabilities at December 31, 2022 (continued)				(dollars in thousands)
	Washington	Capital		International
	Mutual	World Growth	Growth-	Growth	Capital
	Investors	and Income	Income	and Income	Income
	Fund	Fund	Fund	Fund	Builder

Assets:
Investment securities, at value:
Unaffiliated issuers	$9,042,759	$1,728,292	$30,635,898	$293,962	$1,065,349
Affiliated issuers	391,007	804	2,605,421	5,492	107,723
Cash	2,877	739	2,141	75	826
Cash collateral received for securities on loan	1,290	648	24,869	96	655
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	1,728	844	556	753
Unrealized appreciation on open forward currency contracts	—	—	—	5	—
Unrealized appreciation on unfunded commitments	—	—	—	—	—
Receivables for:
Sales of investments	19,678	4,368	3,486	1,304	17,973
Sales of fund’s shares	1,698	332	11,206	54	475
Dividends and interest	11,258	1,617	53,240	1,606	3,711
Variation margin on futures contracts	—	—	—	—	2
Variation margin on centrally cleared swap contracts	—	—	—	—	22
Securities lending income	7	5	71	3	4
Currency translations	3	252	—	75	101
Other	—	—	—	—	—
	9,470,577	1,738,785	33,337,176	303,228	1,197,594
Liabilities:
Collateral for securities on loan	12,908	6,480	248,693	962	6,553
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Unrealized depreciation on unfunded commitments	—	—	—	—	—
Payables for:
Purchases of investments	2,823	1,089	28,952	197	49,380
Repurchases of fund’s shares	7,197	4,367	62,689	744	1,446
Investment advisory services	1,903	544	7,284	121	211
Insurance administrative fees	706	118	1,021	74	328
Services provided by related parties	1,072	299	3,696	69	143
Trustees’ deferred compensation	99	25	530	14	7
Variation margin on futures contracts	—	—	—	—	95
Variation margin on centrally cleared swap contracts	—	—	—	—	25
Non-U.S. taxes	159	410	1,143	35	320
Other	10	55	201	15	20
	26,877	13,387	354,209	2,231	58,528
Net assets at December 31, 2022	$9,443,700	$1,725,398	$32,982,967	$300,997	$1,139,066
Net assets consist of:
Capital paid in on shares of beneficial interest	$7,625,116	$1,532,409	$20,816,349	$322,284	$1,032,534
Total distributable earnings (accumulated loss)	1,818,584	192,989	12,166,618	(21,287)	106,532
Net assets at December 31, 2022	$9,443,700	$1,725,398	$32,982,967	$300,997	$1,139,066
Investment securities on loan, at value	$12,432	$6,155	$240,456	$1,435	$6,251
Investment securities, at cost
Unaffiliated issuers	7,334,340	1,456,490	20,399,086	290,864	933,032
Affiliated issuers	390,957	804	2,605,095	5,489	113,396
Cash denominated in currencies other than U.S. dollars, at cost	—	1,754	847	564	763

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

274    American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2022 (continued)				(dollars in thousands)
		American
		Funds
	Asset	Global	The Bond	Capital	American
	Allocation	Balanced	Fund	World Bond	High-Income
	Fund	Fund†	of America	Fund	Trust
Assets:
Investment securities, at value:
Unaffiliated issuers	$22,298,926	$355,901	$9,747,773	$1,438,501	$778,564
Affiliated issuers	3,019,460	9,460	1,425,720	48,843	38,565
Cash	4,463	142	3,761	431	1,024
Cash collateral received for securities on loan	5,690	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	99
Cash collateral pledged for swap contracts	—	—	—	—	517
Cash denominated in currencies other than U.S. dollars	592	86	—*	732	5
Unrealized appreciation on open forward currency contracts	—	686	3,821	7,008	—
Unrealized appreciation on unfunded commitments	—	—	—	12	572
Receivables for:
Sales of investments	139,321	2,041	780,689	21	1,605
Sales of fund’s shares	1,899	327	10,460	165	585
Dividends and interest	74,681	1,624	71,420	10,334	13,187
Variation margin on futures contracts	194	29	494	326	2
Variation margin on centrally cleared swap contracts	11	16	345	149	3
Securities lending income	88	—	—	—	—
Currency translations	79	18	70	429	—
Other	—	—	—	—	3
	25,545,404	370,330	12,044,553	1,506,951	834,731
Liabilities:
Collateral for securities on loan	56,897	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	150	174	2,455	—
Unrealized depreciation on unfunded commitments	9	—	—	1	3
Payables for:
Purchases of investments	647,278	1,470	1,812,910	19,999	2,546
Repurchases of fund’s shares	24,374	477	4,453	677	164
Investment advisory services	5,696	137	1,428	550	190
Insurance administrative fees	3,321	69	614	33	49
Services provided by related parties	2,697	66	1,048	217	153
Trustees’ deferred compensation	304	4	124	26	32
Variation margin on futures contracts	630	55	2,321	722	6
Variation margin on centrally cleared swap contracts	13	23	394	222	2
Non-U.S. taxes	3,511	100	5	51	—
Other	100	19	—*	104	32
	744,830	2,570	1,823,471	25,057	3,177
Net assets at December 31, 2022	$24,800,574	$367,760	$10,221,082	$1,481,894	$831,554
Net assets consist of:
Capital paid in on shares of beneficial interest	$19,598,942	$316,997	$11,855,514	$1,808,688	$1,203,258
Total distributable earnings (accumulated loss)	5,201,632	50,763	(1,634,432)	(326,794)	(371,704)
Net assets at December 31, 2022	$24,800,574	$367,760	$10,221,082	$1,481,894	$831,554
Investment securities on loan, at value	$67,688	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	17,788,591	350,438	10,540,249	1,615,990	860,644
Affiliated issuers	3,328,159	9,409	1,425,521	47,246	38,557
Cash denominated in currencies other than U.S. dollars, at cost	594	86	—*	728	5

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series    275

Financial statements (continued)

Statements of assets and liabilities at December 31, 2022 (continued)				(dollars in thousands)
	American		U.S.	Managed	Managed
	Funds		Government	Risk	Risk
	Mortgage	Ultra-Short	Securities	Growth	International
	Fund	Bond Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$107,371	$423,579	$1,718,005	$11,472	$2,805
Affiliated issuers	—	—	—	421,664	118,962
Cash	2,692	9,083	40,936	—	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	15,705	2,698
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Unrealized appreciation on unfunded commitments	—	—	—	—	—
Receivables for:
Sales of investments	9,780	—	134,003	6,691	1,022
Sales of fund’s shares	42	322	2,930	237	18
Dividends and interest	261	29	5,528	57	13
Variation margin on futures contracts	2	—	185	1,011	602
Variation margin on centrally cleared swap contracts	5	—	385	—	—
Securities lending income	—	—	—	—	—
Currency translations	—	—	—	—	—
Other	1	—	—	—	—
	120,154	433,013	1,901,972	456,837	126,120
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Unrealized depreciation on unfunded commitments	—	—	—	—	—
Payables for:
Purchases of investments	31,002	—	398,190	2,108	19
Repurchases of fund’s shares	22	504	1,200	4	43
Investment advisory services	13	95	226	39	11
Insurance administrative fees	25	50	119	287	80
Services provided by related parties	21	92	310	93	26
Trustees’ deferred compensation	3	11	44	3	1
Variation margin on futures contracts	25	—	744	61	6
Variation margin on centrally cleared swap contracts	—*	—	415	—	—
Non-U.S. taxes	—	—	—	—	—
Other	—*	—	2	—	—
	31,111	752	401,250	2,595	186
Net assets at December 31, 2022	$89,043	$432,261	$1,500,722	$454,242	$125,934
Net assets consist of:
Capital paid in on shares of beneficial interest	$99,881	$429,623	$1,743,160	$471,757	$148,875
Total distributable earnings (accumulated loss)	(10,838)	2,638	(242,438)	(17,515)	(22,941)
Net assets at December 31, 2022	$89,043	$432,261	$1,500,722	$454,242	$125,934
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	109,975	423,636	1,798,414	12,483	3,035
Affiliated issuers	—	—	—	474,986	132,656
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

276    American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2022 (continued)			(dollars in thousands)
	Managed Risk	Managed	Managed
	Washington	Risk	Risk
	Mutual	Growth-	Asset
	Investors	Income	Allocation
	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$7,775	$49,790	$70,160
Affiliated issuers	306,922	1,992,489	2,084,270
Cash	—	—	—
Cash collateral received for securities on loan	—	—	—
Cash collateral pledged for futures contracts	6,746	43,741	34,859
Cash collateral pledged for swap contracts	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Unrealized appreciation on unfunded commitments	—	—	—
Receivables for:
Sales of investments	2,029	13,902	1,056
Sales of fund’s shares	72	11,603	104
Dividends and interest	36	229	280
Variation margin on futures contracts	363	2,759	2,144
Variation margin on centrally cleared swap contracts	—	—	—
Securities lending income	—	—	—
Currency translations	—	—	—
Other	—	—	—

	323,943	2,114,513	2,192,873
Liabilities:

Collateral for securities on loan	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Unrealized depreciation on unfunded commitments	—	—	—
Payables for:
Purchases of investments	63	10,953	—
Repurchases of fund’s shares	92	420	1,215
Investment advisory services	28	179	188
Insurance administrative fees	201	1,304	1,381
Services provided by related parties	67	56	465
Trustees’ deferred compensation	3	14	29
Variation margin on futures contracts	17	143	123
Variation margin on centrally cleared swap contracts	—	—	—
Non-U.S. taxes	—	—	—
Other	—	—	—

	471	13,069	3,401
Net assets at December 31, 2022
	$323,472	$2,101,444	$2,189,472

Net assets consist of:

Capital paid in on shares of beneficial interest Total distributable earnings (accumulated loss)

Net assets at December 31, 2022

$321,451 $1,965,919 $2,033,928

2,021 135,525 155,544

$323,472 $2,101,444 $2,189,472

Investment securities on loan, at value	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	8,755	60,766	71,664
Affiliated issuers	334,257	2,105,528	2,174,894
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series    277

Financial statements (continued)

Statements of assets and liabilities at December 31, 2022 (continued)			(dollars and shares in thousands, except per-share amounts)
			Global
		Global	Small			New
		Growth	Capitalization	Growth	International	World
		Fund	Fund	Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,104,085	$915,430	$13,660,417	$3,157,234	$1,610,310
	Shares outstanding	102,854	56,436	179,057	206,282	72,225
	Net asset value per share	$30.18	$16.22	$76.29	$15.31	$22.30
Class 1A:	Net assets	$14,317	$4,256	$187,432	$10,423	$8,868
	Shares outstanding	477	266	2,479	685	399
	Net asset value per share	$30.04	$16.00	$75.61	$15.23	$22.19
Class 2:	Net assets	$3,233,725	$1,762,209	$14,451,475	$3,163,979	$763,546
	Shares outstanding	108,539	115,167	191,651	207,745	34,672
	Net asset value per share	$29.79	$15.30	$75.41	$15.23	$22.02
Class 3:	Net assets			$187,905	$15,480
	Shares outstanding	Not applicable	Not applicable	2,438	1,008	Not applicable
	Net asset value per share			$77.09	$15.35
Class 4:	Net assets	$583,527	$261,008	$2,409,119	$372,465	$701,060
	Shares outstanding	19,774	17,087	32,713	24,843	32,104
	Net asset value per share	$29.51	$15.28	$73.64	$14.99	$21.84
		Washington	Capital		International
		Mutual	World Growth	Growth-	Growth	Capital
		Investors	and Income	Income	and Income	Income
		Fund	Fund	Fund	Fund	Builder

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:
	Net assets	$5,506,834	$548,491	$19,692,010	$13,396	$586,560
	Shares outstanding	433,800	46,994	392,155	1,499	53,377
	Net asset value per share	$12.69	$11.67	$50.21	$8.94	$10.99
Class 1A:	Net assets	$64,036	$5,749	$28,316	$4,894	$9,764
	Shares outstanding	5,079	496	567	562	890
	Net asset value per share	$12.61	$11.61	$49.93	$8.70	$10.98
Class 2:	Net assets	$2,775,107	$982,987	$11,507,731	$162,036	$13,016
	Shares outstanding	222,723	84,464	232,660	18,628	1,185
	Net asset value per share	$12.46	$11.64	$49.46	$8.70	$10.98
Class 3:	Net assets			$124,729
	Shares outstanding	Not applicable	Not applicable	2,478	Not applicable	Not applicable
	Net asset value per share			$50.33
Class 4:	Net assets	$1,097,723	$188,171	$1,630,181	$120,671	$529,726
	Shares outstanding	88,991	16,576	33,460	14,090	48,314
	Net asset value per share	$12.34	$11.35	$48.72	$8.56	$10.96

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

278    American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2022 (continued)			(dollars and shares in thousands, except per-share amounts)
			American
			Funds
		Asset	Global	The Bond	Capital	American
		Allocation	Balanced	Fund	World Bond	High-Income
		Fund	Fund†	of America	Fund	Trust
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$15,137,832	$96,407	$6,369,876	$663,191	$223,824
	Shares outstanding	681,900	7,682	676,909	69,436	26,230
	Net asset value per share	$22.20	$12.55	$9.41	$9.55	$8.53
Class 1A:	Net assets	$26,595	$2,555	$220,548	$1,344	$1,263
	Shares outstanding	1,203	204	23,592	141	148
	Net asset value per share	$22.10	$12.49	$9.35	$9.50	$8.51
Class 2:	Net assets	$4,227,802	$157,808	$2,843,749	$764,813	$521,241
	Shares outstanding	192,995	12,632	306,636	80,914	62,452
	Net asset value per share	$21.91	$12.49	$9.27	$9.45	$8.35
Class 3:	Net assets	$28,209				$8,471
	Shares outstanding	1,269	Not applicable	Not applicable	Not applicable	987
	Net asset value per share	$22.23				$8.58
Class 4:	Net assets	$5,380,136	$110,990	$786,909	$52,546	$76,755
	Shares outstanding	247,415	9,009	85,213	5,633	8,291
	Net asset value per share	$21.75	$12.32	$9.23	$9.33	$9.26
		American		U.S.	Managed	Managed
		Funds		Government	Risk	Risk
		Mortgage	Ultra-Short	Securities	Growth	International
		Fund	Bond Fund	Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:
	Net assets	$993	$50,347	$241,681
	Shares outstanding	105	4,436	24,189	Not applicable	Not applicable
	Net asset value per share	$9.45	$11.35	$9.99
Class 1A:	Net assets	$1,656	$10	$3,952
	Shares outstanding	177	1	397	Not applicable	Not applicable
	Net asset value per share	$9.34	$11.35	$9.96
Class 2:	Net assets	$46,324	$297,253	$1,058,577
	Shares outstanding	4,951	27,031	107,285	Not applicable	Not applicable
	Net asset value per share	$9.36	$11.00	$9.87
Class 3:	Net assets		$4,328	$6,507
	Shares outstanding	Not applicable	389	649	Not applicable	Not applicable
	Net asset value per share		$11.14	$10.02
Class 4:	Net assets	$40,070	$80,323	$190,005
	Shares outstanding	4,334	7,267	19,274	Not applicable	Not applicable
	Net asset value per share	$9.25	$11.05	$9.86
Class P1:	Net assets				$9,249	$1,762
	Shares outstanding	Not applicable	Not applicable	Not applicable	813	205
	Net asset value per share				$11.37	$8.61
Class P2:	Net assets				$444,993	$124,172
	Shares outstanding	Not applicable	Not applicable	Not applicable	39,434	14,470
	Net asset value per share				$11.28	$8.58

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series    279

Financial statements (continued)

Statements of assets and liabilities at December 31, 2022 (continued)			(dollars and shares in thousands, except per-share amounts)
		Managed Risk	Managed	Managed
		Washington	Risk	Risk
		Mutual	Growth-	Asset
		Investors	Income	Allocation
		Fund	Fund	Fund

Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,748	$1,833,437	$7,152
	Shares outstanding	244	146,536	575
	Net asset value per share	$11.24	$12.51	$12.43
Class P2:	Net assets	$320,724	$268,007	$2,182,320
	Shares outstanding	28,686	21,540	180,515
	Net asset value per share	$11.18	$12.44	$12.09

*Amount less than one thousand.

†Formerly Global Balanced Fund.

Refer to the notes to financial statements.

280    American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2022				(dollars in thousands)
		Global
	Global	Small			New
	Growth	Capitalization	Growth	International	World
	Fund	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$99,453	$23,688	$315,299	$164,844	$ 57,252
Affiliated issuers	9,353	3,871	22,361	9,392	4,331
	108,806	27,559	337,660	174,236	61,583
Interest from unaffiliated issuers	53	25	1,956	2	7,384
European Union withholding tax reclaims	782	264	818	5,544	358
Interest from European Union withholding tax reclaims	71	3	22	920	14
Securities lending income (net of fees)	178	2,281	1,158	1,331	338
	109,890	30,132	341,614	182,033	69,677
Fees and expenses1:
Investment advisory services	36,131	21,657	109,146	35,444	21,012
Distribution services	10,254	5,525	48,823	9,585	3,999
Insurance administrative services	1,537	699	6,939	1,008	1,923
Transfer agent services	1	—2	6	1	1
Administrative services	2,236	973	10,468	2,191	1,018
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	77	41	299	90	34
Registration statement and prospectus	27	14	136	54	14
Trustees’ compensation	10	5	45	10	5
Auditing and legal	79	92	105	90	109
Custodian	868	430	384	1,246	758
Other	8	51	24	8	51
Total fees and expenses before waivers/reimbursement	51,228	29,487	176,375	49,727	28,924
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	5,162	1,011	1	—	3,759
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	5,162	1,011	1	—	3,759
Total fees and expenses after waivers/reimbursement	46,066	28,476	176,374	49,727	25,165
Net investment income	63,824	1,656	165,240	132,306	44,512
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)1 on:
Investments in:
Unaffiliated issuers	555,056	25,932	1,853,746	(374,601)	(3,895)
Affiliated issuers	(71)	(30)	(325)	(112)	(44)
Futures contracts	—	—	—	—	100
Forward currency contracts	—	—	—	—	379
Swap contracts	—	—	—	—	(2)
Currency transactions	(1,864)	50	654	(3,241)	72
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	553,121	25,952	1,854,075	(377,954)	(3,390)
Net unrealized (depreciation) appreciation1 on:
Investments in:
Unaffiliated issuers	(2,977,320)	(1,267,074)	(15,238,570)	(1,582,438)	(968,542)
Affiliated issuers	(19)	(25,285)	22	(57)	5
Futures contracts	—	—	—	—	129
Forward currency contracts	—	—	—	—	(30)
Swap contracts	—	—	—	—	2
Currency translations	395	(145)	(48)	(351)	(1,943)
	(2,976,944)	(1,292,504)	(15,238,596)	(1,582,846)	(970,379)
Net realized gain (loss) and unrealized depreciation	(2,423,823)	(1,266,552)	(13,384,521)	(1,960,800)	(973,769)
Net (decrease) increase in net assets resulting from operations	$(2,359,999)	$(1,264,896)	$(13,219,281)	$(1,828,494)	$(929,257)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series    281

Financial statements (continued)

Statements of operations for the year ended December 31, 2022 (continued)				(dollars in thousands)
	Washington	Capital		International
	Mutual	World Growth	Growth-	Growth	Capital
	Investors	and Income	Income	and Income	Income
	Fund	Fund	Fund	Fund	Builder

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$229,615	$ 49,442	$601,261	$ 11,087	$32,630
Affiliated issuers	6,762	1,469	40,278	302	2,614
	236,377	50,911	641,539	11,389	35,244
Interest from unaffiliated issuers	1	480	1,322	—	4,766
European Union withholding tax reclaims	—	—	3,119	995	103
Interest from European Union withholding tax reclaims	—	—	292	35	—
Securities lending income (net of fees)	293	147	836	29	65
	236,671	51,538	647,108	12,448	40,178
Fees and expenses1:
Investment advisory services	37,368	9,637	89,899	1,720	4,443
Distribution services	10,015	3,172	35,861	726	1,368
Insurance administrative services	2,882	499	4,286	306	1,362
Transfer agent services	2	—2	6	—2	—2
Administrative services	2,969	558	10,612	93	337
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	65	23	285	9	10
Registration statement and prospectus	29	5	109	5	3
Trustees’ compensation	11	2	42	1	1
Auditing and legal	52	69	102	82	70
Custodian	275	259	469	20	101
Other	5	6	23	22	1
Total fees and expenses before waivers/reimbursement	53,673	14,230	141,694	2,984	7,696
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	14,561	2,866	—	295	1,989
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	14,561	2,866	—	295	1,989
Total fees and expenses after waivers/reimbursement	39,112	11,364	141,694	2,689	5,707
Net investment income	197,559	40,174	505,414	9,759	34,471
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)1 on:
Investments in:
Unaffiliated issuers	73,904	(82,354)	1,822,012	(25,009)	(1,384)
Affiliated issuers	(71)	8	(316)	(4)	(691)
Futures contracts	—	—	—	—	(7,468)
Forward currency contracts	—	—	—	(54)	7
Swap contracts	—	—	—	—	1,909
Currency transactions	(22)	(382)	(871)	(231)	(125)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	73,811	(82,728)	1,820,825	(25,298)	(7,752)
Net unrealized (depreciation) appreciation1 on:
Investments in:
Unaffiliated issuers	(1,207,072)	(336,626)	(9,143,460)	(40,723)	(104,188)
Affiliated issuers	10	(1)	130	(2)	(5,193)
Futures contracts	—	—	—	—	(311)
Forward currency contracts	—	—	—	5	(2)
Swap contracts	—	—	—	—	36
Currency translations	(3)	(154)	(173)	1	64
	(1,207,065)	(336,781)	(9,143,503)	(40,719)	(109,594)
Net realized gain (loss) and unrealized depreciation	(1,133,254)	(419,509)	(7,322,678)	(66,017)	(117,346)
Net (decrease) increase in net assets resulting from operations	$(935,695)	$(379,335)	$(6,817,264)	$(56,258)	$(82,875)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

282    American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2022 (continued)				(dollars in thousands)
		American
		Funds
	Asset	Global	The Bond	Capital	American
	Allocation	Balanced	Fund	World Bond	High-Income
	Fund	Fund3	of America	Fund	Trust
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$388,405	$6,485	$1	$65	$3,225
Affiliated issuers	80,475	393	34,880	3,057	610
	468,880	6,878	34,881	3,122	3,835
Interest from unaffiliated issuers	178,663	3,237	331,418	44,637	52,726
European Union withholding tax reclaims	23	—	—	—	—
Interest from European Union withholding tax reclaims	9	—	—	—	—
Securities lending income (net of fees)	631	7	—	—	—
	648,206	10,122	366,299	47,759	56,561
Fees and expenses1:
Investment advisory services	70,034	2,063	39,380	7,727	3,914
Distribution services	25,560	721	9,930	2,251	1,656
Insurance administrative services	14,064	300	2,381	146	203
Transfer agent services	4	—2	2	—2	—2
Administrative services	7,927	118	3,334	492	271
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	164	6	91	22	17
Registration statement and prospectus	51	2	216	5	4
Trustees’ compensation	30	—2	12	2	2
Auditing and legal	83	54	59	51	49
Custodian	616	69	95	143	18
Other	17	4	11	6	18
Total fees and expenses before waivers/reimbursement	118,550	3,337	55,511	10,845	6,152
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	—	25	21,118	611	1,428
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	—	25	21,118	611	1,428
Total fees and expenses after waivers/reimbursement	118,550	3,312	34,393	10,234	4,724
Net investment income	529,656	6,810	331,906	37,525	51,837
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)1 on:
Investments in:
Unaffiliated issuers	867,100	41,092	(720,113)	(161,648)	(27,908)
Affiliated issuers	(24,724)	3	(218)	17	(7)
Futures contracts	65,437	539	(136,499)	(7,447)	1,533
Forward currency contracts	—	(1,292)	1,795	(18,216)	—
Swap contracts	(73)	142	28,243	(796)	(82)
Currency transactions	4,210	(235)	(118)	(3,040)	21
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	911,950	40,249	(826,910)	(191,130)	(26,443)
Net unrealized (depreciation) appreciation1 on:
Investments in:
Unaffiliated issuers	(5,229,896)	(113,353)	(1,058,517)	(184,433)	(118,628)
Affiliated issuers	(273,363)	51	76	1,587	4
Futures contracts	13,070	(454)	(6,976)	(3,811)	123
Forward currency contracts	—	725	4,002	4,071	—
Swap contracts	(1,575)	(763)	12,978	(6,561)	(161)
Currency translations	6	14	48	566	(31)
	(5,491,758)	(113,780)	(1,048,389)	(188,581)	(118,693)
Net realized gain (loss) and unrealized depreciation	(4,579,808)	(73,531)	(1,875,299)	(379,711)	(145,136)
Net (decrease) increase in net assets resulting from operations	$(4,050,152)	$(66,721)	$(1,543,393)	$(342,186)	$(93,299)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series    283

Financial statements (continued)

Statements of operations for the year ended December 31, 2022 (continued)				(dollars in thousands)
	American		U.S.	Managed	Managed
	Funds		Government	Risk	Risk
	Mortgage	Ultra-Short	Securities	Growth	International
	Fund	Bond Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—	$—	$—	$265	$55
Affiliated issuers	—	—	—	3,820	2,700
	—	—	—	4,085	2,755
Interest from unaffiliated issuers	2,336	7,293	52,923	—	—
European Union withholding tax reclaims	—	—	—	—	—
Interest from European Union withholding tax reclaims	—	—	—	—	—
Securities lending income (net of fees)	—	—	—	—	—
	2,336	7,293	52,923	4,085	2,755
Fees and expenses1:
Investment advisory services	350	1,110	5,345	746	208
Distribution services	228	889	3,494	1,219	342
Insurance administrative services	105	173	522	1,244	346
Transfer agent services	—2	—2	—2	—2	—2
Administrative services	31	121	503	—	—
Accounting and administrative services	—	—	—	58	49
Reports to shareholders	5	7	21	2	1
Registration statement and prospectus	2	3	7	4	2
Trustees’ compensation	—2	—2	2	1	—2
Auditing and legal	44	43	46	16	16
Custodian	17	1	29	6	7
Other	—2	—2	1	—2	—2
Total fees and expenses before waivers/reimbursement	782	2,347	9,970	3,296	971
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	158	—	2,256	249	69
Miscellaneous fee reimbursement	—	—	—	—	32
Total waivers/reimbursement of fees and expenses	158	—	2,256	249	101
Total fees and expenses after waivers/reimbursement	624	2,347	7,714	3,047	870
Net investment income	1,712	4,946	45,209	1,038	1,885
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)1 on:
Investments in:		—2
Unaffiliated issuers	(9,212)		(104,839)	(3,857)	(1,108)
Affiliated issuers	—	—	—	(26,901)	(9,724)
Futures contracts	(2,688)	—	(52,928)	1,884	4,007
Forward currency contracts	—	—	—	—	—
Swap contracts	3,147	—	20,919	—	—
Currency transactions	—	—	—	127	29
Capital gain distributions received from affiliated issuers	—	—	—	60,533	16,270
	(8,753)	—2	(136,848)	31,786	9,474
Net unrealized (depreciation) appreciation1 on:
Investments in:
Unaffiliated issuers	(3,365)	(59)	(99,107)	399	327
Affiliated issuers	—	—	—	(191,173)	(38,192)
Futures contracts	(79)	—	(3,785)	8,824	1,394
Forward currency contracts	—	—	—	—	—
Swap contracts	(1,585)	—	(7,297)	—	—
Currency translations	—	—	—	—	—
	(5,029)	(59)	(110,189)	(181,950)	(36,471)
Net realized gain (loss) and unrealized depreciation	(13,782)	(59)	(247,037)	(150,164)	(26,997)
Net (decrease) increase in net assets resulting from operations	$(12,070)	$4,887	$(201,828)	$(149,126)	$(25,112)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

284    American Funds Insurance Series
Financial statements (continued)

Statements of operations for the year ended December 31, 2022 (continued)			(dollars in thousands)
	Managed Risk	Managed	Managed
	Washington	Risk	Risk
	Mutual	Growth-	Asset
	Investors	Income	Allocation
	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$158	$1,054	$1,230
Affiliated issuers	7,293	37,268	46,591
	7,451	38,322	47,821
Interest from unaffiliated issuers	—	—	—
European Union withholding tax reclaims	—	—	—
Interest from European Union withholding tax reclaims	—	—	—
Securities lending income (net of fees)	—	—	—
	7,451	38,322	47,821
Fees and expenses1:
Investment advisory services	499	3,399	3,572
Distribution services	824	720	5,935
Insurance administrative services	830	5,665	5,953
Transfer agent services	—2	—2	—2
Administrative services	—	—	—
Accounting and administrative services	53	96	98
Reports to shareholders	2	5	6
Registration statement and prospectus	3	10	13
Trustees’ compensation	—2	2	3
Auditing and legal	16	18	19
Custodian	7	7	6
Other	—2	1	1
Total fees and expenses before waivers/reimbursement	2,234	9,923	15,606
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	166	1,135	1,192
Miscellaneous fee reimbursement	—	—	—
Total waivers/reimbursement of fees and expenses	166	1,135	1,192
Total fees and expenses after waivers/reimbursement	2,068	8,788	14,414
Net investment income	5,383	29,534	33,407
Net realized gain (loss) and unrealized depreciation:
Net realized gain (loss)1 on:
Investments in:
Unaffiliated issuers	(3,288)	(38,643)	(5,894)
Affiliated issuers	32,672	156,797	55,156
Futures contracts	(4,543)	(51,822)	(47,767)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency transactions	43	322	259
Capital gain distributions received from affiliated issuers	61,850	179,634	231,217
	86,734	246,288	232,971
Net unrealized (depreciation) appreciation1 on:
Investments in:
Unaffiliated issuers	51	7,712	396
Affiliated issuers	(128,265)	(743,318)	(666,676)
Futures contracts	2,705	17,339	13,823
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—
	(125,509)	(718,267)	(652,457)
Net realized gain (loss) and unrealized depreciation	(38,775)	(471,979)	(419,486)
Net (decrease) increase in net assets resulting from operations	$(33,392)	$(442,445)	$(386,079)

1Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.

2Amount less than one thousand.

3Formerly Global Balanced Fund.

Refer to the notes to financial statements.

American Funds Insurance Series    285

Financial statements (continued)

Statements of changes in net assets					(dollars in thousands)
			Global Small
	Global Growth Fund		Capitalization Fund		Growth Fund

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2022	2021	2022	2021	2022	2021
Operations:

Net investment income (loss)	$63,824	$36,408	$1,656	$(11,335)	$165,240	$87,664
Net realized gain (loss)	553,121	846,935	25,952	1,098,836	1,854,075	5,061,178
Net unrealized (depreciation) appreciation	(2,976,944)	485,952	(1,292,504)	(710,657)	(15,238,596)	3,147,345
Net (decrease) increase in net assets resulting from
operations	(2,359,999)	1,369,295	(1,264,896)	376,844	(13,219,281)	8,296,187
Distributions paid to shareholders	(892,563)	(486,343)	(1,091,116)	(123,155)	(5,140,514)	(5,437,958)
Net capital share transactions	597,636	466,658	721,994	(989,509)	3,850,397	3,623,473
Total (decrease) increase in net assets	(2,654,926)	1,349,610	(1,634,018)	(735,820)	(14,509,398)	6,481,702
Net assets:
Beginning of year	9,590,580	8,240,970	4,576,921	5,312,741	45,405,746	38,924,044
End of year	$6,935,654	$9,590,580	$2,942,903	$4,576,921	$ 30,896,348	$45,405,746

					Washington Mutual
	International Fund		New World Fund		Investors Fund

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2022	2021	2022	2021	2022	2021
Operations:

Net investment income (loss)	$132,306	$147,317	$44,512	$32,010	$197,559	$173,016
Net realized gain (loss)	(377,954)	1,273,483	(3,390)	318,018	73,811	2,286,033
Net unrealized (depreciation) appreciation	(1,582,846)	(1,501,184)	(970,379)	(136,128)	(1,207,065)	81,431
Net (decrease) increase in net assets resulting from
operations	(1,828,494)	(80,384)	(929,257)	213,900	(935,695)	2,540,480
Distributions paid to shareholders	(1,146,487)	(249,096)	(357,382)	(185,700)	(2,416,808)	(166,149)
Net capital share transactions	265,209	(832,025)	(77,021)	176,091	1,331,066	(488,260)
Total (decrease) increase in net assets	(2,709,772)	(1,161,505)	(1,363,660)	204,291	(2,021,437)	1,886,071
Net assets:
Beginning of year	9,429,353	10,590,858	4,447,444	4,243,153	11,465,137	9,579,066
End of year	$6,719,581	$ 9,429,353	$3,083,784	$4,447,444	$ 9,443,700	$11,465,137

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

286    American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
	Capital
	World Growth				International Growth
	and Income Fund		Growth-Income Fund		and Income Fund

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2022	2021	2022	2021	2022	2021
Operations:

Net investment income (loss)	$40,174	$44,268	$505,414	$480,125	$9,759	$34,510
Net realized gain (loss)	(82,728)	410,057	1,820,825	3,512,628	(25,298)	357,845
Net unrealized (depreciation) appreciation	(336,781)	(139,980)	(9,143,503)	4,888,658	(40,719)	(342,815)
Net (decrease) increase in net assets resulting from
operations	(379,335)	314,345	(6,817,264)	8,881,411	(56,258)	49,540
Distributions paid to shareholders	(454,298)	(90,172)	(3,956,410)	(915,114)	(154,047)	(14,532)
Net capital share transactions	175,376	(14,968)	804,156	(3,505,347)	132,760	(1,112,349)
Total (decrease) increase in net assets	(658,257)	209,205	(9,969,518)	4,460,950	(77,545)	(1,077,341)
Net assets:
Beginning of year	2,383,655	2,174,450	42,952,485	38,491,535	378,542	1,455,883
End of year	$1,725,398	$2,383,655	$32,982,967	$42,952,485	$ 300,997	$378,542

					American Funds
	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund*

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2022	2021	2022	2021	2022	2021
Operations:

Net investment income (loss)	$34,471	$32,730	$529,656	$496,078	$6,810	$4,583
Net realized gain (loss)	(7,752)	44,998	911,950	2,982,523	40,249	24,122
Net unrealized (depreciation) appreciation	(109,594)	81,302	(5,491,758)	990,457	(113,780)	17,602
Net (decrease) increase in net assets resulting from
operations	(82,875)	159,030	(4,050,152)	4,469,058	(66,721)	46,307
Distributions paid to shareholders	(31,988)	(29,764)	(3,253,724)	(1,541,316)	(2,232)	(29,247)
Net capital share transactions	109,402	(81,691)	1,398,530	(1,879,473)	(30,663)	(4,816)
Total (decrease) increase in net assets	(5,461)	47,575	(5,905,346)	1,048,269	(99,616)	12,244
Net assets:
Beginning of year	1,144,527	1,096,952	30,705,920	29,657,651	467,376	455,132
End of year	$1,139,066	$1,144,527	$24,800,574	$30,705,920	$ 367,760	$467,376

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series    287

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
	The Bond Fund				American
	of America		Capital World Bond Fund		High-Income Trust

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2022	2021	2022	2021	2022	2021
Operations:

Net investment income (loss)	$331,906	$215,953	$37,525	$42,586	$51,837	$47,176
Net realized gain (loss)	(826,910)	129,232	(191,130)	16,012	(26,443)	7,485
Net unrealized (depreciation) appreciation	(1,048,389)	(353,151)	(188,581)	(168,792)	(118,693)	21,386
Net (decrease) increase in net assets resulting from
operations	(1,543,393)	(7,966)	(342,186)	(110,194)	(93,299)	76,047
Distributions paid to shareholders	(462,954)	(687,442)	(30,830)	(91,748)	(67,772)	(43,416)
Net capital share transactions	(959,150)	2,474,568	(230,098)	(51,795)	(59,810)	152,225
Total (decrease) increase in net assets	(2,965,497)	1,779,160	(603,114)	(253,737)	(220,881)	184,856
Net assets:
Beginning of year	13,186,579	11,407,419	2,085,008	2,338,745	1,052,435	867,579
End of year	$10,221,082	$13,186,579	$1,481,894	$2,085,008	$831,554	$1,052,435

	American Funds				U.S. Government
	Mortgage Fund		Ultra-Short Bond Fund		Securities Fund

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2022	2021	2022	2021	2022	2021
Operations:

Net investment income (loss)	$1,712	$1,555	$4,946	$(1,883)	$45,209	$26,482
Net realized gain (loss)	(8,753)	(90)	—†	—†	(136,848)	(5,219)
Net unrealized (depreciation) appreciation	(5,029)	(2,808)	(59)	(4)	(110,189)	(36,820)
Net (decrease) increase in net assets resulting from
operations	(12,070)	(1,343)	4,887	(1,887)	(201,828)	(15,557)
Distributions paid to shareholders	(1,793)	(13,157)	(2,237)	—	(60,476)	(209,728)
Net capital share transactions	(231,492)	29,279	96,950	(41,201)	(402,273)	236,927
Total (decrease) increase in net assets	(245,355)	14,779	99,600	(43,088)	(664,577)	11,642
Net assets:
Beginning of year	334,398	319,619	332,661	375,749	2,165,299	2,153,657
End of year	$89,043	$334,398	$432,261	$332,661	$1,500,722	$2,165,299

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

288    American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)					(dollars in thousands)
					Managed Risk
	Managed Risk		Managed Risk		Washington Mutual
	Growth Fund		International Fund		Investors Fund

	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2022	2021	2022	2021	2022	2021
Operations:

Net investment income (loss)	$1,038	$(392)	$1,885	$2,984	$5,383	$3,320
Net realized gain (loss)	31,786	93,312	9,474	654	86,734	15,848
Net unrealized (depreciation) appreciation	(181,950)	(21,491)	(36,471)	(10,287)	(125,509)	38,411
Net (decrease) increase in net assets resulting from
operations	(149,126)	71,429	(25,112)	(6,649)	(33,392)	57,579
Distributions paid to shareholders	(90,246)	(27,384)	(4,275)	(931)	(14,671)	(6,019)
Net capital share transactions	97,021	(11,898)	(6,014)	(654)	(1,502)	(34,883)
Total (decrease) increase in net assets	(142,351)	32,147	(35,401)	(8,234)	(49,565)	16,677
Net assets:
Beginning of year	596,593	564,446	161,335	169,569	373,037	356,360
End of year	$ 454,242	$596,593	$125,934	$161,335	$323,472	$373,037

	Managed Risk		Managed Risk
	Growth-Income Fund		Asset Allocation Fund

	Year ended December 31,		Year ended December 31,
	2022	2021	2022	2021
Operations:

Net investment income (loss)	$29,534	$23,938	$33,407	$29,121
Net realized gain (loss)	246,288	49,377	232,971	133,738
Net unrealized (depreciation) appreciation	(718,267)	292,194	(652,457)	169,648
Net (decrease) increase in net assets resulting from
operations	(442,445)	365,509	(386,079)	332,507
Distributions paid to shareholders	(99,803)	(68,168)	(138,964)	(38,227)
Net capital share transactions	(23,880)	(64,385)	(104,505)	(254,031)
Total (decrease) increase in net assets	(566,128)	232,956	(629,548)	40,249
Net assets:
Beginning of year	2,667,572	2,434,616	2,819,020	2,778,771
End of year	$2,101,444	$2,667,572	$2,189,472	$2,819,020

*Formerly Global Balanced Fund.

†Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series    289

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds ("the funds"), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund (formerly Global Balanced Fund) — Seeks the balanced accomplishment of three objectives: long- term growth of capital, conservation of principal and current income.

The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

290    American Funds Insurance Series

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund — To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series    291

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

292    American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the funds’ valuation levels as of December 31, 2022 (dollars in thousands):

American Funds Insurance Series    293

Global Growth Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$923,708	$643,291	$—	$1,566,999
Health care	1,027,635	489,438	—	1,517,073
Consumer discretionary	493,333	473,688	—	967,021
Financials	213,109	405,801	—*	618,910
Consumer staples	308,045	286,104	—	594,149
Industrials	203,723	319,481	—	523,204
Energy	163,263	172,648	—*	335,911
Materials	200,063	25,242	—	225,305
Communication services	146,303	39,149	—	185,452
Real estate	—	12,072	—	12,072
Utilities	7,666	—	—	7,666
Preferred securities	—	115,128	—	115,128
Short-term securities	164,535	114,615	—	279,150

Total	$3,851,383	$3,096,657	$—*	$6,948,040

*Amount less than one thousand.

Global Small Capitalization Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Industrials	$145,496	$462,740	$—	$608,236
Information technology	278,192	271,360	842	550,394
Consumer discretionary	319,599	207,610	—	527,209
Health care	368,441	133,632	—	502,073
Financials	82,339	175,020	—	257,359
Materials	8,263	96,602	—	104,865
Real estate	35,375	39,017	—	74,392
Energy	13,782	16,503	25,418	55,703
Communication services	25,084	27,091	—	52,175
Utilities	10,353	37,278	—	47,631
Consumer staples	18,150	27,079	—	45,229
Preferred securities	7,126	—	18,452	25,578
Rights & warrants	—	10,007	—	10,007
Short-term securities	148,662	—	—	148,662

Total	$1,460,862	$1,503,939	$44,712	$3,009,513

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2022 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2022	Level 3*	Purchases	Sales	gain	depreciation†	Level 3*	12/31/2022
Investment securities	$44,963	$—	$—	$—	$—	$(251)	$—	$44,712
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2022								$(251)

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

†Net unrealized depreciation is included in the related amounts on investments in the fund’s statement of operations.

294    American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

						Impact to
						valuation from
	Value at	Valuation	Unobservable	Range	Weighted	an increase in
	12/31/2022	techniques	inputs	(if applicable)	average*	input†
			Price/Cash flow multiple	5.7x	5.7x	Increase

		Market comparable	EV/Sales multiple	6.2x	6.2x	Increase

Common stocks	$26,260		DLOM	16%	16%	Decrease
		companies

			Discount for lack of certainty	10%	10%	Decrease

			Risk discount	25%	25%	Decrease

		Transaction price	N/A	N/A	N/A	N/A

			EV/Sales multiple	6.2x - 12.9x	11.0x	Increase

			Risk discount	25%	25%	Decrease
Preferred securities	18,452
		Market comparable	Net adjustment (decrease) based
		companies	on movement of market	44%	44%	Decrease
			comparables

			DLOM	10%	10%	Decrease

Total	$44,712

*Weighted average is by relative fair value.

†This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

DLOM = Discount for lack of marketability

EV = Enterprise value

Growth Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$5,461,425	$723,030	$4,704	$6,189,159
Health care	5,188,144	115,484	45,222	5,348,850
Consumer discretionary	4,793,527	439,744	—	5,233,271
Communication services	3,950,043	25,714	—	3,975,757
Industrials	3,112,991	255,410	—	3,368,401
Energy	1,737,621	91,688	—	1,829,309
Financials	1,796,618	—	—	1,796,618
Materials	973,571	—	—	973,571
Consumer staples	596,091	109,850	—	705,941
Utilities	243,420	—	—	243,420
Real estate	33,920	—	—	33,920
Preferred securities	—	21,366	36,770	58,136
Convertible stocks	7,202	—	—	7,202
Convertible bonds & notes	—	—	7,146	7,146
Bonds, notes & other debt instruments	—	15,245	—	15,245
Short-term securities	1,192,835	—	—	1,192,835

Total	$29,087,408	$1,797,531	$93,842	$30,978,781

American Funds Insurance Series    295

International Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Industrials	$64,860	$1,053,264	$—	$1,118,124
Information technology	296,778	622,282	4,282	923,342
Health care	29,009	812,708	—	841,717
Materials	397,065	317,708	—	714,773
Energy	172,457	531,541	—	703,998
Consumer discretionary	135,708	472,880	—	608,588
Financials	78,042	530,056	—	608,098
Communication services	185,096	231,351	—*	416,447
Consumer staples	—	289,938	—	289,938
Utilities	—	119,038	—	119,038
Real estate	—	39,066	—	39,066
Preferred securities	24,464	28,174	392	53,030
Rights & warrants	—	8,446	—	8,446
Short-term securities	307,469	—	—	307,469

Total	$1,690,948	$5,056,452	$4,674	$6,752,074

*Amount less than one thousand.

New World Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 263,065	$ 173,417	$ 342	$ 436,824
Financials	67,929	361,956	—*	429,885
Health care	188,331	216,848	—	405,179
Industrials	108,081	225,883	—	333,964
Consumer discretionary	105,950	224,085	—*	330,035
Materials	162,789	82,689	—*	245,478
Consumer staples	60,987	131,035	—*	192,022
Communication services	81,746	76,207	—*	157,953
Energy	47,738	105,152	—*	152,890
Utilities	14,233	39,215	—	53,448
Real estate	12,965	36,156	—	49,121
Preferred securities	14,795	8,412	9,132	32,339
Rights & warrants	31	172	—	203
Bonds, notes & other debt instruments	—	100,586	—	100,586
Short-term securities	167,623	—	—	167,623

Total	$1,296,263	$1,781,813	$9,474	$3,087,550

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$159	$ —	$—	$159
Unrealized appreciation on open forward currency contracts	—	—*	—	—*
Unrealized appreciation on centrally cleared credit default swaps	—	2	—	2
Liabilities:
Unrealized depreciation on futures contracts	(66)	—	—	(66)
Unrealized depreciation on open forward currency contracts	—	(50)	—	(50)

Total	$ 93	$(48)	$—	$ 45

*Amount less than one thousand.

†Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

As of December 31, 2022, all of the fund’s investment securities were classified as Level 1.

296    American Funds Insurance Series

Capital World Growth and Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$164,931	$106,647	$—	$271,578
Health care	186,991	74,725	—	261,716
Financials	110,259	113,094	—*	223,353
Industrials	103,918	113,308	—	217,226
Consumer discretionary	81,430	73,857	—	155,287
Consumer staples	63,755	66,879	—	130,634
Materials	69,657	51,505	—	121,162
Energy	73,762	34,823	—*	108,585
Communication services	53,364	32,366	—*	85,730
Utilities	25,266	24,999	—	50,265
Real estate	12,033	5,443	—	17,476
Preferred securities	263	2,512	—	2,775
Convertible bonds & notes	—	940	—	940
Bonds, notes & other debt instruments	—	6,016	—	6,016
Short-term securities	6,525	69,828	—	76,353

Total	$952,154	$776,942	$—*	$1,729,096

*Amount less than one thousand.

Growth-Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$6,365,641	$293,106	$—	$6,658,747
Industrials	4,414,100	259,779	—	4,673,879
Health care	3,850,991	534,723	—	4,385,714
Financials	2,896,787	—	—	2,896,787
Consumer discretionary	2,446,056	132,438	—	2,578,494
Communication services	2,480,083	—	—	2,480,083
Consumer staples	1,457,094	454,816	—	1,911,910
Energy	1,578,057	—	—	1,578,057
Utilities	1,262,331	69,549	—	1,331,880
Materials	1,068,166	—	—	1,068,166
Real estate	608,248	—	—	608,248
Convertible stocks	274,424	—	—	274,424
Bonds, notes & other debt instruments	—	5,916	—	5,916
Short-term securities	2,789,014	—	—	2,789,014

Total	$31,490,992	$1,750,327	$—	$33,241,319

American Funds Insurance Series    297

International Growth and Income Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$ 6,118	$ 43,633	$—*	$ 49,751
Industrials	4,511	31,485	—	35,996
Consumer discretionary	2,509	32,958	—	35,467
Consumer staples	7,470	27,016	—	34,486
Information technology	1,668	30,886	—	32,554
Health care	1,316	29,812	—	31,128
Energy	8,708	14,672	—*	23,380
Materials	9,657	7,677	—*	17,334
Communication services	1,895	15,137	—*	17,032
Utilities	1,142	8,106	—	9,248
Real estate	—	4,820	—	4,820
Preferred securities	1,207	693	—	1,900
Short-term securities	6,358	—	—	6,358

Total	$52,559	$246,895	$—*	$299,454

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$5	$—	$5

*Amount less than one thousand.
†Forward currency contracts are not included in the fund’s investment portfolio.

Capital Income Builder

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$85,911	$70,932	$ —*	$156,843
Consumer staples	64,498	50,174	—	114,672
Health care	85,845	22,042	—	107,887
Industrials	47,860	35,750	—	83,610
Information technology	64,487	14,336	—	78,823
Utilities	39,280	31,786	—	71,066
Energy	52,011	16,387	—*	68,398
Real estate	56,684	11,518	—	68,202
Materials	20,977	12,204	—	33,181
Consumer discretionary	16,058	16,961	—	33,019
Communication services	17,155	15,258	—	32,413
Preferred securities	—	545	—	545
Rights & warrants	6	—	—	6
Convertible stocks	5,019	—	—	5,019
Investment funds	28,059	—	—	28,059
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	107,548	—	107,548
Mortgage-backed obligations	—	69,718	89	69,807
Corporate bonds, notes & loans	—	19,621	—	19,621
Asset-backed obligations	—	9,532	—	9,532
Bonds & notes of governments & government agencies
outside the U.S.	—	743	—	743
Municipals	—	228	—	228
Short-term securities	83,850	—	—	83,850

Total	$667,700	$505,283	$89	$1,173,072

Refer to the end of the tables for footnotes.

298    American Funds Insurance Series

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$60	$—	$—	$60
Unrealized appreciation on centrally cleared interest rate swaps	—	1,900	—	1,900
Liabilities:
Unrealized depreciation on futures contracts	(139)	—	—	(139)
Unrealized depreciation on centrally cleared interest rate swaps	—	(380)	—	(380)
Unrealized depreciation on centrally cleared credit default swaps	—	(47)	—	(47)

Total	$(79)	$1,473	$—	$1,394

*Amount less than one thousand.
†Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Health care	$ 3,207,943	$ 95,928	$ 19,703	$ 3,323,574
Consumer discretionary	2,162,881	216,574	—	2,379,455
Financials	2,206,657	75,213	1,899	2,283,769
Information technology	2,171,644	29,717	—	2,201,361
Consumer staples	1,318,784	316,097	—	1,634,881
Industrials	1,531,415	12,088	—	1,543,503
Communication services	1,171,249	—	—	1,171,249
Energy	1,020,328	—	550	1,020,878
Materials	856,654	—	—	856,654
Real estate	236,814	—	—	236,814
Utilities	158,713	—	—	158,713
Preferred securities	—	—	189	189
Rights & warrants	—	—	—*	—*
Convertible stocks	—	—	63,388	63,388
Investment funds	1,367,122	—	—	1,367,122
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	1,878,858	—	1,878,858
U.S. Treasury bonds & notes	—	1,617,110	—	1,617,110
Corporate bonds, notes & loans	—	1,385,625	10,517	1,396,142
Asset-backed obligations	—	411,624	5,689	417,313
Bonds & notes of governments & government agencies
outside the U.S.	—	40,766	—	40,766
Municipals	—	35,724	—	35,724
Short-term securities	1,690,923	—	—	1,690,923

Total	$19,101,127	$6,115,324	$101,935	$25,318,386

		Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 2,319	$—	$—	$ 2,319
Liabilities:
Unrealized depreciation on futures contracts	(3,485)	—	—	(3,485)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,623)	—	(1,623)

Total	$(1,166)	$(1,623)	$—	$(2,789)

*Amount less than one thousand.

†Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series    299

American Funds Global Balanced Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$ 16,259	$ 22,868	$ —	$ 39,127
Industrials	19,116	11,649	—	30,765
Health care	18,540	10,087	—	28,627
Information technology	21,174	2,609	—	23,783
Consumer staples	4,299	15,340	—	19,639
Utilities	9,788	7,879	—	17,667
Materials	6,808	9,121	—	15,929
Energy	10,010	4,766	—	14,776
Communication services	8,684	2,866	—	11,550
Consumer discretionary	4,150	4,214	—	8,364
Real estate	2,591	2,616	—	5,207
Preferred securities	911	558	—	1,469
Convertible stocks	1,235	—	—	1,235
Investment funds	5,532	—	—	5,532
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies
outside the U.S.	—	48,706	77	48,783
U.S. Treasury bonds & notes	—	44,273	—	44,273
Corporate bonds, notes & loans	—	20,755	—	20,755
Mortgage-backed obligations	—	9,498	—	9,498
Asset-backed obligations	—	2,304	—	2,304
Municipals	—	129	—	129
Short-term securities	3,928	12,021	—	15,949

Total	$133,025	$232,259	$77	$365,361

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 58	$—	$—	$58
Unrealized appreciation on open forward currency contracts	—	686	—	686
Unrealized appreciation on centrally cleared interest rate swaps	—	8	—	8
Unrealized appreciation on centrally cleared credit default swaps	—	7	—	7
Liabilities:
Unrealized depreciation on futures contracts	(431)	—	—	(431)
Unrealized depreciation on open forward currency contracts	—	(150)	—	(150)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,017)	—	(1,017)

Total	$(373)	$(466)	$—	$(839)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

The Bond Fund of America

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$3,535,583	$—	$3,535,583
U.S. Treasury bonds & notes	—	2,803,177	—	2,803,177
Mortgage-backed obligations	—	2,637,080	1,486	2,638,566
Asset-backed obligations	—	452,311	9,397	461,708
Municipals	—	165,594	—	165,594
Bonds & notes of governments & government agencies
outside the U.S.	—	131,985	—	131,985
Federal agency bonds & notes	—	11,160	—	11,160
Short-term securities	1,425,720	—	—	1,425,720

Total	$1,425,720	$9,736,890	$10,883	$11,173,493

300    American Funds Insurance Series

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$6,241	$—	$—	$6,241
Unrealized appreciation on open forward currency contracts	—	3,821	—	3,821
Unrealized appreciation on centrally cleared interest rate swaps	—	15,705	—	15,705
Liabilities:
Unrealized depreciation on futures contracts	(13,194)	—	—	(13,194)
Unrealized depreciation on open forward currency contracts	—	(174)	—	(174)
Unrealized depreciation on centrally cleared interest rate swaps	—	(6,629)	—	(6,629)
Unrealized depreciation on centrally cleared credit default swaps	—	(7,009)	—	(7,009)

Total	$(6,953)	$5,714	$—	$(1,239)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$—	$293,295	$—	$293,295
Japanese yen	—	111,151	—	111,151
British pounds	—	61,782	—	61,782
Chinese yuan renminbi	—	42,096	—	42,096
Canadian dollars	—	34,184	—	34,184
Mexican pesos	—	31,627	—	31,627
Australian dollars	—	24,212	—	24,212
Danish kroner	—	23,962	—	23,962
South Korean won	—	7,729	—	7,729
Colombian pesos	—	7,144	—	7,144
Chilean pesos	—	6,074	—	6,074
Indonesian rupiah	—	5,454	—	5,454
Russian rubles	—	1,371	1,984	3,355
Brazilian reais	—	3,129	—	3,129
South African rand	—	3,001	—	3,001
Dominican pesos	—	2,271	—	2,271
Malaysian ringgits	—	2,222	—	2,222
Ukrainian hryvnia	—	—	1,592	1,592
Indian rupees	—	1,102	—	1,102
Romanian leu	—	1,038	—	1,038
Polish zloty	—	879	—	879
Norwegian kroner	—	619	—	619
U.S. dollars	—	669,670	289	669,959
Investment funds	48,676	—	—	48,676
Preferred securities	—	—	20	20
Common stocks	—	—	134	134
Short-term securities	167	100,470	—	100,637

Total	$48,843	$1,434,482	$4,019	$1,487,344

American Funds Insurance Series    301

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$672	$—	$—	$672
Unrealized appreciation on open forward currency contracts	—	7,008	—	7,008
Unrealized appreciation on centrally cleared credit default swaps	—	486	—	486
Liabilities:
Unrealized depreciation on futures contracts	(4,659)	—	—	(4,659)
Unrealized depreciation on open forward currency contracts	—	(2,455)	—	(2,455)
Unrealized depreciation on centrally cleared interest rate swaps	—	(10,966)	—	(10,966)
Unrealized depreciation on centrally cleared credit default swaps	—	(19)	—	(19)

Total	$(3,987)	$(5,946)	$—	$(9,933)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American High-Income Trust

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$731,844	$ 4,198	$736,042
Mortgage-backed obligations	—	—	630	630
Convertible bonds & notes	—	399	79	478
Convertible stocks	483	472	—	955
Common stocks	8,540	1,520	26,932	36,992
Preferred securities	—	—	2,629	2,629
Rights & warrants	—	826	12	838
Short-term securities	38,565	—	—	38,565

Total	$47,588	$735,061	$34,480	$817,129

		Other investments1
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 10	$ —	$—	$ 10
Liabilities:
Unrealized depreciation on futures contracts	(98)	—	—	(98)
Unrealized depreciation on centrally cleared credit default swaps	—	(154)	—	(154)

Total	$(88)	$(154)	$—	$(242)

1Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2022 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2022	Level 32	Purchases	Sales	gain3	depreciation3	Level 32	12/31/2022
Investment securities	$40,411	$3,989	$4,058	$(11,715)	$883	$(3,084)	$(62)	$34,480
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2022								$ (1,467)

2Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

3Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

302    American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

						Impact to
						valuation from
	Value at	Valuation	Unobservable	Range	Weighted	an increase in
	12/31/2022	techniques	inputs	(if applicable)	average*	input†
			Expected proceeds	N/A	N/A	N/A

		Estimated recovery	EV/EBITDA multiple	7.5x	7.5x	Increase
		value	DLOM	15%	15%	Decrease

Bonds, notes & other			Vendor price	N/A	N/A	N/A
	$ 4,828
		Yield analysis	Yield	15.7% - 16.0%	15.8%	Decrease
debt instruments

			Transaction price	N/A	N/A	N/A

		Transaction	Net adjustment (decrease) based
			on movement of market	10%	10%

			comparables

Convertible bonds &	79	Transaction	Transaction price	N/A	N/A	N/A
notes

			Expected proceeds	N/A	N/A	N/A

			EV/EBITDA multiple	7.5x	7.5x	Increase

			DLOM	15%	15%	Decrease
		Estimated recovery
			Vendor price	N/A	N/A	N/A
		value
			Risk discount	90%	90%	Decrease

			Net adjustment (decrease) based
			on movement of market	20%	20%	Decrease
Common stocks	26,932		comparables
		Market comparable	EV/EBITDA multiple	3.7x	3.7x	Increase

			EV/EBITDA less CapEx multiple	10.2x	10.2x	Increase
		companies

			DLOM	17%	17%	Decrease

		Transaction	Transaction price	N/A	N/A	N/A

			Discount for lack of certainty	5%	5%	Decrease

		Indicative market	Broker quote	N/A	N/A	N/A
		quotation

		Indicative market	Broker quote	N/A	N/A	N/A
		quotation
Preferred securities	2,629

		Market comparable	EV/EBITDA multiple	3.5x	3.5x	Increase

		companies	DLOM	30%	30%	Decrease

Rights & warrants	12	Indicative market	Broker quote	N/A	N/A	N/A
		quotation

Total	$34,480

*Weighted average is by relative fair value.

†This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations and symbols

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

American Funds Insurance Series    303

American Funds Mortgage Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$ 71,406	$—	$ 71,406
U.S. Treasury bonds & notes	—	10,720	—	10,720
Asset-backed obligations	—	2,388	—	2,388
Short-term securities	—	22,857	—	22,857

Total	$—	$107,371	$—	$107,371

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 49	$ —	$—	$ 49
Unrealized appreciation on centrally cleared interest rate swaps	—	790	—	790
Liabilities:
Unrealized depreciation on futures contracts	(124)	—	—	(124)

Total	$ (75)	$790	$—	$ 715

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

As of December 31, 2022, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

		Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$ 723,593	$—	$ 723,593
U.S. Treasury bonds & notes	—	597,122	—	597,122
Federal agency bonds & notes	—	79,196	—	79,196
Short-term securities	—	318,094	—	318,094

Total	$—	$1,718,005	$—	$1,718,005

		Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 14,523	$—	$—	$ 14,523
Unrealized appreciation on centrally cleared interest rate swaps	—	30,519	—	30,519
Liabilities:
Unrealized depreciation on futures contracts	(17,699)	—	—	(17,699)
Unrealized depreciation on centrally cleared interest rate swaps	—	(21,723)	—	(21,723)

Total	$ (3,176)	$8,796	$—	$ 5,620

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

As of December 31, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

As of December 31, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk Washington Mutual Investors Fund

As of December 31, 2022, all of the fund’s investments were classified as Level 1.

304    American Funds Insurance Series

Managed Risk Growth-Income Fund

As of December 31, 2022, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

As of December 31, 2022, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

American Funds Insurance Series    305

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

306    American Funds Insurance Series

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates

—i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

American Funds Insurance Series    307

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

308    American Funds Insurance Series

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Nondiversification risk — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. To the extent that a managed risk fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.

American Funds Insurance Series    309

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
	Value of			Value of

	investment			investment
	securities		U.S. government	securities
Funds	on loan	Cash	securities	purchased

Global Small Capitalization Fund	$ 59,781	$ 58,725	$ 4,519	$ 52,853
Growth Fund	54,504	55,867	—	50,280
International Fund	1,530	1,607	—	1,446
New World Fund	311	327	—	295
Washington Mutual Investors Fund	12,432	12,908	—	11,618
Capital World Growth and Income Fund	6,155	6,480	—	5,832
Growth-Income Fund	240,456	248,693	—	223,824
International Growth and Income Fund	1,435	962	585	866
Capital Income Builder	6,251	6,553	—	5,898
Asset Allocation Fund	67,688	56,897	17,890	51,207

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage- backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

310    American Funds Insurance Series

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2022, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $5,000,000, $150,000 and $4,155,000, respectively, which would represent 0.02%, 0.01% and 0.50%, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments for Capital World Bond Fund and American High-Income Trust of $12,000 and $572,000, respectively, is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities, and unrealized depreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust of $9,000, $1,000 and $3,000, respectively, is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities. Both are included in net unrealized (depreciation) appreciation on investments in unaffiliated issuers in each fund’s statement of operations.

Options contracts — The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

American Funds Insurance Series    311
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

312    American Funds Insurance Series

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options		Forward	Interest	Credit
	contracts	Futures	currency	rate	default
	purchased	contracts	contracts	swaps	swaps

New World Fund	Not applicable	$ 25,541	$ 4,534	Not applicable	$ 2,230
International Growth and Income Fund	Not applicable	Not applicable	785	Not applicable	Not applicable
Capital Income Builder	Not applicable	77,835	97*	$ 24,014	5,645
Asset Allocation Fund	Not applicable	1,604,889	Not applicable	Not applicable	184,454
Global Balanced Fund	Not applicable	14,924	29,040	35,865	4,634
The Bond Fund of America	Not applicable	3,326,801	90,045	516,484	199,116
Capital World Bond Fund	Not applicable	297,755	449,743	384,936	92,966
American High-Income Trust	Not applicable	9,021	Not applicable	Not applicable	10,272
American Funds Mortgage Fund	Not applicable	31,977	Not applicable	4,025	Not applicable
U.S. Government Securities Fund	Not applicable	2,339,082	Not applicable	1,287,321	Not applicable
Managed Risk Growth Fund	$ 269,349	170,792	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	63,717	11,008	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	242,721	39,716	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	2,353,130	267,681	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	418,987	290,562	Not applicable	Not applicable	Not applicable

*No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

American Funds Insurance Series    313

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2022 (dollars in thousands):

New World Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$159	Unrealized depreciation1	$ 66
Forward currency	Currency	Unrealized appreciation on open	—2	Unrealized depreciation on open	50
		forward currency contracts		forward currency contracts
Swap (centrally	Credit	Unrealized appreciation1	2	Unrealized depreciation1	—
cleared)

			$161		$116

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$100	Net unrealized appreciation on	$129
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward
currency contracts
379	Net unrealized depreciation on	(30)
forward currency contracts
Swap	Credit	Net realized loss on swap	(2)	Net unrealized appreciation on	2
		contracts		swap contracts

			$477		$101

International Growth and Income Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Forward currency	Currency	Unrealized appreciation on open	$5	Unrealized depreciation on open	$—
		forward currency contracts		forward currency contracts
		Net realized loss		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Forward currency	Currency	Net realized loss on forward	$(54)	Net unrealized appreciation on	$5
		currency contracts		forward currency contracts

Refer to the end of the tables for footnotes.

314    American Funds Insurance Series

Capital Income Builder

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$ 60	Unrealized depreciation1	$139
Swap (centrally	Interest	Unrealized appreciation1	1,900	Unrealized depreciation1	380
cleared)
Swap (centrally	Credit	Unrealized appreciation1	—	Unrealized depreciation1	47
cleared)

			$1,960		$566

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$(7,468)	Net unrealized depreciation on	$(311)
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward	7	Net unrealized depreciation on	(2)
		currency contracts		forward currency contracts
Swap	Interest	Net realized gain on swap	1,864	Net unrealized appreciation on	69
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	45	Net unrealized depreciation on	(33)
		contracts		swap contracts

			$(5,552)		$(277)
Asset Allocation Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$2,319	Unrealized depreciation1	$3,485
Swap (centrally	Credit	Unrealized appreciation1	—	Unrealized depreciation1	1,623
cleared)

			$2,319		$5,108

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$65,437	Net unrealized appreciation on	$13,070
		contracts		futures contracts
Swap	Credit	Net realized loss on swap	(73)	Net unrealized depreciation on	(1,575)
		contracts		swap contracts

			$65,364		$11,495

Refer to the end of the tables for footnotes.

American Funds Insurance Series    315

American Funds Global Balanced Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$ 58	Unrealized depreciation1	$ 431
Forward currency	Currency	Unrealized appreciation on open	686	Unrealized depreciation on open	150
		forward currency contracts		forward currency contracts
Swap (centrally	Interest	Unrealized appreciation1	8	Unrealized depreciation1	1,017
cleared)
Swap (centrally	Credit	Unrealized appreciation1	7	Unrealized depreciation1	—
cleared)

			$759		$1,598

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$539	Net unrealized depreciation on	$(454)
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(1,292)	Net unrealized appreciation on	725
		currency contracts		forward currency contracts
Swap	Interest	Net realized gain on swap	94	Net unrealized depreciation on	(772)
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	48	Net unrealized appreciation on	9
		contracts		swap contracts

			$(611)		$(492)
The Bond Fund of America

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$6,241	Unrealized depreciation1	$13,194
Forward currency	Currency	Unrealized appreciation on open	3,821	Unrealized depreciation on open	174
		forward currency contracts		forward currency contracts
Swap (centrally	Interest	Unrealized appreciation1	15,705	Unrealized depreciation1	6,629
cleared)
Swap (centrally	Credit	Unrealized appreciation1	—	Unrealized depreciation1	7,009
cleared)

			$25,767		$27,006

Refer to the end of the tables for footnotes.

316    American Funds Insurance Series

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$(136,499)	Net unrealized depreciation on	$ (6,976)
		contracts		futures contracts
Forward currency	Currency	Net realized gain on forward	1,795	Net unrealized appreciation on	4,002
		currency contracts		forward currency contracts
Swap	Interest	Net realized gain on swap	26,807	Net unrealized appreciation on	20,061
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	1,436	Net unrealized depreciation on	(7,083)
		contracts		swap contracts

			$(106,461)		$10,004

Capital World Bond Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$ 672	Unrealized depreciation1	$ 4,659
Forward currency	Currency	Unrealized appreciation on open	7,008	Unrealized depreciation on open	2,455
		forward currency contracts		forward currency contracts
Swap (centrally	Interest	Unrealized appreciation1	—	Unrealized depreciation1	10,966
cleared)
Swap (centrally	Credit	Unrealized appreciation1	486	Unrealized depreciation1	19
cleared)

			$8,166		$18,099

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$ (7,447)	Net unrealized depreciation on	$(3,811)
		contracts		futures contracts
Forward currency	Currency	Net realized loss on forward	(18,216)	Net unrealized appreciation on	4,071
		currency contracts		forward currency contracts
Swap	Interest	Net realized loss on swap	(2,331)	Net unrealized depreciation on	(7,110)
		contracts		swap contracts
Swap	Credit	Net realized gain on swap	1,535	Net unrealized appreciation on	549
		contracts		swap contracts

			$(26,459)		$(6,301)
American High-Income Trust

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$10	Unrealized depreciation1	$ 98
Swap (centrally	Credit	Unrealized appreciation1	—	Unrealized depreciation1	154
cleared)

			$10		$252

Refer to the end of the tables for footnotes.

American Funds Insurance Series    317

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized gain on futures	$1,533	Net unrealized appreciation on	$123
		contracts		futures contracts
Swap	Credit	Net realized loss on swap	(82)	Net unrealized depreciation on	(161)
		contracts		swap contracts

			$1,451		$(38)

American Funds Mortgage Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$49	Unrealized depreciation1	$124
Swap (centrally	Interest	Unrealized appreciation1	790	Unrealized depreciation1	—
cleared)

			$839		$124
		Net realized (loss) gain		Net unrealized depreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$(2,688)	Net unrealized depreciation on	$(79)
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	3,147	Net unrealized depreciation on	(1,585)
		contracts		swap contracts

			$459		$(1,664)
U.S. Government Securities Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Futures	Interest	Unrealized appreciation1	$14,523	Unrealized depreciation1	$17,699
Swap (centrally	Interest	Unrealized appreciation1	30,519	Unrealized depreciation1	21,723
cleared)

			$45,042		$39,422
		Net realized (loss) gain		Net unrealized depreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Futures	Interest	Net realized loss on futures	$(52,928)	Net unrealized depreciation on	$(3,785)
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	20,919	Net unrealized depreciation on	(7,297)
		contracts		swap contracts

			$(32,009)		$(11,082)

Refer to the end of the tables for footnotes.

318    American Funds Insurance Series

Managed Risk Growth Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$ 205	Investment securities from	$—
		unaffiliated issuers3		unaffiliated issuers3
Futures	Currency	Unrealized appreciation1	47	Unrealized depreciation1	61
Futures	Equity	Unrealized appreciation1	7,547	Unrealized depreciation1	1
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	47

			$7,799		$109
		Net realized (loss) gain		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized loss on investments in	$ (3,857)	Net unrealized appreciation on	$399
		unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures
contracts
463	Net unrealized appreciation on	52
futures contracts
Futures	Equity	Net realized gain on futures	12,863	Net unrealized appreciation on	8,762
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(11,442)	Net unrealized appreciation on	10
		contracts		futures contracts

			$(1,973)		$9,223

Managed Risk International Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$ 169	Investment securities from	$ —
		unaffiliated issuers3		unaffiliated issuers3
Futures	Currency	Unrealized appreciation1	—	Unrealized depreciation1	—
Futures	Equity	Unrealized appreciation1	1,024	Unrealized depreciation1	—
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	13

			$1,193		$13
		Net realized (loss) gain		Net unrealized appreciation

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized loss on investments in	$(1,108)	Net unrealized appreciation on	$ 327
		unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures	—	Net unrealized appreciation on	—
		contracts		futures contracts
Futures	Equity	Net realized gain on futures	6,799	Net unrealized appreciation on	57
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(2,792)	Net unrealized appreciation on	1,337
		contracts		futures contracts

			$ 2,899		$1,721

Refer to the end of the tables for footnotes.

American Funds Insurance Series    319

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$ 274	Investment securities from	$—
		unaffiliated issuers3		unaffiliated issuers3
Futures	Currency	Unrealized appreciation1	68	Unrealized depreciation1	5
Futures	Equity	Unrealized appreciation1	2,625	Unrealized depreciation1	5
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	81

			$2,967		$91

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized loss on investments in	$(3,288)	Net unrealized appreciation on	$51
		unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures
contracts
270	Net unrealized appreciation on	68
futures contracts
Futures	Equity	Net realized gain on futures	1,194	Net unrealized appreciation on	2,690
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(6,007)	Net unrealized depreciation on	(53)
		contracts		futures contracts

			$(7,831)		$2,756

Managed Risk Growth-Income Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$ 2,485	Investment securities from	$ —
		unaffiliated issuers3		unaffiliated issuers3
Futures	Currency	Unrealized appreciation1	433	Unrealized depreciation1	74
Futures	Equity	Unrealized appreciation1	16,502	Unrealized depreciation1	33
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	177
			$19,420		$284

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized loss on investments in	$(38,643)	Net unrealized appreciation on	$ 7,712
		unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures	1,635	Net unrealized appreciation on	368
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(12,730)	Net unrealized appreciation on	17,087
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(40,727)	Net unrealized depreciation on	(116)
		contracts		futures contracts

			$(90,465)		$25,051

Refer to the end of the tables for footnotes.

320    American Funds Insurance Series

Managed Risk Asset Allocation Fund

		Assets		Liabilities

		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value

Options purchased	Equity	Investment securities from	$383	Investment securities from	$—
		unaffiliated issuers3		unaffiliated issuers3
Futures	Currency	Unrealized appreciation1	196	Unrealized depreciation1	47
Futures	Equity	Unrealized appreciation1	13,613	Unrealized depreciation1	18
Futures	Interest	Unrealized appreciation1	—	Unrealized depreciation1	162
			$14,192		$227

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value

Options purchased	Equity	Net realized loss on investments in	$(5,894)	Net unrealized appreciation on	$396
		unaffiliated issuers		investments in unaffiliated issuers
Futures	Currency	Net realized gain on futures	1,468	Net unrealized appreciation on	158
		contracts		futures contracts
Futures	Equity	Net realized loss on futures	(9,987)	Net unrealized appreciation on	13,720
		contracts		futures contracts
Futures	Interest	Net realized loss on futures	(39,248)	Net unrealized depreciation on	(55)
		contracts		futures contracts

			$(53,661)		$14,219

1Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

2Amount less than one thousand.

3Includes options purchased as reported in each fund’s investment portfolio.

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter- party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

American Funds Insurance Series    321

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2022, if close-out netting was exercised (dollars in thousands):

New World Fund

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Barclays Bank PLC	$ —†	$—	$—	$—	$ —†
Liabilities:
Goldman Sachs	$26	$—	$—	$—	$26
JPMorgan Chase	24	—	—	—	24

Total	$50	$—	$—	$—	$50

International Growth and Income Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
subject to a master netting agreement
recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
UBS AG	$5	$—	$—	$—	$5

American Funds Global Balanced Fund

			Gross amounts not offset in the
	Gross amounts		statement of assets and liabilities and
			subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of America	$76	$(29)	$—	$(47)	$—
BNP Paribas	66	(47)	—	—	19
Citibank	113	(28)	—	—	85
Goldman Sachs	92	(8)	—	—	84
HSBC Bank	33	(8)	—	—	25
Morgan Stanley	1	(1)	—	—	—
Standard Chartered Bank	272	(1)	—	—	271
UBS AG	33	(23)	—	—	10

Total	$686	$(145)	$—	$(47)	$494
Liabilities:

Bank of America	$29	$(29)	$—	$—	$—
Bank of New York Mellon	2	—	—	—	2
BNP Paribas	47	(47)	—	—	—
Citibank	28	(28)	—	—	—
Goldman Sachs	8	(8)	—	—	—
HSBC Bank	8	(8)	—	—	—
JPMorgan Chase	3	—	—	—	3
Morgan Stanley	1	(1)	—	—	—
Standard Chartered Bank	1	(1)	—	—	—
UBS AG	23	(23)	—	—	—

Total	$150	$(145)	$—	$—	$5

Refer to the end of the tables for footnotes.

322    American Funds Insurance Series

The Bond Fund of America

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Citibank	$63	$(59)	$—	$—	$4
HSBC Bank	106	(4)	—	—	102
Morgan Stanley	3,652	(16)	—	(2,380)	1,256

Total	$3,821	$(79)	$—	$(2,380)	$1,362
Liabilities:

Citibank	$59	$(59)	$—	$—	$—
HSBC Bank	4	(4)	—	—	—
JPMorgan Chase	95	—	—	—	95
Morgan Stanley	16	(16)	—	—	—

Total	$174	$(79)	$—	$—	$95

Capital World Bond Fund

			Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
		subject to a master netting agreement
	recognized in the

	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of America	$1,728	$(1,013)	$(59)	$—	$656
BNP Paribas	433	(433)	—	—	—
Citibank	105	—	—	—	105
Goldman Sachs	128	(92)	—	—	36
HSBC Bank	215	(123)	—	(92)	—
JPMorgan Chase	89	—	—	—	89
Morgan Stanley	76	(76)	—	—	—
Standard Chartered Bank	3,616	(8)	—	(2,190)	1,418
UBS AG	618	(478)	—	—	140

Total	$7,008	$(2,223)	$(59)	$(2,282)	$2,444
Liabilities:

Bank of America	$1,013	$(1,013)	$ —	$—	$—
BNP Paribas	473	(433)	(40)	—	—
Goldman Sachs	92	(92)	—	—	—
HSBC Bank	123	(123)	—	—	—
Morgan Stanley	268	(76)	—	—	192
Standard Chartered Bank	8	(8)	—	—	—
UBS AG	478	(478)	—	—	—

Total	$2,455	$(2,223)	$(40)	$—	$192

*Collateral is shown on a settlement basis.

†Amount less than one thousand.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2022, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.

American Funds Insurance Series    323

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2022, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Fees	Interest

Global Growth Fund	$ 782	$ 700	$ 71
Global Small Capitalization Fund	264	1	3
Growth Fund	818	41	22
International Fund	5,544	1,191	920
New World Fund	358	110	14
Growth-Income Fund	3,119	674	292
International Growth and Income Fund	995	133	35
Capital Income Builder	103	—	—
Asset Allocation Fund	23	115	9

The reclaims and interest are included in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Additional tax basis disclosures for each fund as of December 31, 2022, were as follows (dollars in thousands):

		Global				Washington
	Global	Small			New	Mutual
	Growth	Capitalization	Growth	International	World	Investors
	Fund	Fund	Fund	Fund	Fund	Fund

Undistributed ordinary income	$ 18,515	$1,947	$58,974	$ 15,623	$8,333	$ 45,061
Undistributed long-term capital gains	549,285	39,017	1,978,732	—	—	89,689
Capital loss carryforward*	—	—	—	(374,845)	—	—
Gross unrealized appreciation on
investments	2,375,954	670,857	11,042,046	1,336,912	734,224	2,118,125
Gross unrealized depreciation on
investments	(532,719)	(341,080)	(2,302,474)	(696,377)	(227,842)	(434,198)
Net unrealized appreciation (depreciation)
on investments	1,843,235	329,777	8,739,572	640,535	506,382	1,683,927
Cost of investments	5,104,805	2,679,736	22,239,209	6,111,539	2,581,084	7,749,839
Reclassification from (to) total distributable
earnings/accumulated loss to (from)
capital paid in on shares of beneficial
interest	(2)	1	(1)	—	2,307	—

Refer to the end of the tables for footnote.

324    American Funds Insurance Series

						American
			International			Funds
	Capital World	Growth-	Growth	Capital	Asset	Global
	Growth and	Income	and Income	Income	Allocation	Balanced
	Income Fund	Fund	Fund	Builder	Fund	Fund

Undistributed ordinary income	$6,716	$117,578	$1,209	$10,957	$120,979	$2,667
Undistributed long-term capital gains	—	1,825,597	—	—	958,605	44,806
Capital loss carryforward*	(72,176)	—	(23,828)	(28,240)	—	—
Gross unrealized appreciation on
investments	404,604	11,485,057	40,113	172,719	5,621,631	32,081
Gross unrealized depreciation on
investments	(145,788)	(1,261,066)	(38,777)	(48,638)	(1,495,405)	(28,506)
Net unrealized appreciation (depreciation)
on investments	258,816	10,223,991	1,336	124,081	4,126,226	3,575
Cost of investments	1,470,280	23,017,328	298,123	1,050,210	21,189,651	360,934
Reclassification from (to) total distributable
earnings/accumulated loss to (from)
capital paid in on shares of beneficial
interest	—	1	(2)	1	—	(5)
		Capital		American		U.S.
	The Bond	World	American	Funds	Ultra-Short	Government
	Fund of	Bond	High-Income	Mortgage	Bond	Securities
	America	Fund	Trust	Fund	Fund	Fund

Undistributed ordinary income	$58,751	$—	$9,376	$529	$ 2,708	$8,185
Capital loss carryforward*	(907,300)	(133,685)	(298,537)	(9,549)	(1)	(177,836)
Gross unrealized appreciation on
investments	59,386	15,710	31,393	1,496	27	52,241
Gross unrealized depreciation on
investments	(845,293)	(205,368)	(114,413)	(3,313)	(84)	(124,942)
Net unrealized appreciation (depreciation)
on investments	(785,907)	(189,658)	(83,020)	(1,817)	(57)	(72,701)
Cost of investments	11,952,694	1,666,306	899,803	109,898	423,636	1,796,326
Reclassification from (to) total distributable
earnings/accumulated loss to (from)
capital paid in on shares of beneficial
interest	—	(18,935)	—	—	—	—
			Managed
			Risk	Managed	Managed
	Managed	Managed	Washington	Risk	Risk
	Risk	Risk	Mutual	Growth-	Asset
	Growth	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund	Fund

Undistributed ordinary income	$5,720	$1,966	$5,613	$29,224	$35,270
Undistributed long-term capital gains	105,958	8,883	41,991	263,419	248,376
Capital loss carryforward utilized	—	12,234	23,718	—	—
Gross unrealized appreciation on
investments	1,057	229	981	10,979	1,506
Gross unrealized depreciation on
investments	(130,250)	(34,019)	(46,563)	(168,097)	(129,608)
Net unrealized appreciation (depreciation)
on investments	(129,193)	(33,790)	(45,582)	(157,118)	(128,102)

Cost of investments	569,814	156,568	362,881	2,216,048	2,296,114

*Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Insurance Series    325

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2022			Year ended December 31, 2021

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$39,498	$361,119	$400,617	$23,870	$193,074	$216,944
Class 1A	141	1,617	1,758	55	645	700
Class 2	32,689	386,947	419,636	15,210	221,402	236,612
Class 4	4,312	66,240	70,552	1,339	30,748	32,087

Total	$76,640	$815,923	$892,563	$40,474	$445,869	$486,343

Global Small Capitalization Fund

	Year ended December 31, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$47,544	$285,173	$332,717
Class 1A	209	1,252	1,461
Class 2	94,748	568,298	663,046
Class 4	13,417	80,475	93,892

Total	$155,918	$935,198	$1,091,116

Growth Fund

	Year ended December 31, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$319,915	$1,912,725	$2,232,640
Class 1A	3,677	23,411	27,088
Class 2	311,929	2,152,577	2,464,506
Class 3	4,207	28,163	32,370
Class 4	43,665	340,245	383,910

Total	$683,393	$4,457,121	$5,140,514

International Fund

	Year ended December 31, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$94,903	$448,918	$543,821
Class 1A	281	1,398	1,679
Class 2	86,539	450,228	536,767
Class 3	431	2,195	2,626
Class 4	9,244	52,350	61,594

Total	$191,398	$955,089	$1,146,487

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$—	$ 55,655	$ 55,655
—	39	39
—	60,246	60,246
—	7,215	7,215

$—	$123,155	$123,155

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$181,380	$2,073,422	$2,254,802
701	9,031	9,732
167,439	2,610,409	2,777,848
2,435	35,107	37,542
17,483	340,551	358,034

$369,438	$5,068,520	$5,437,958

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$131,730	$—	$131,730
281	—	281
105,815	—	105,815
545	—	545
10,725	—	10,725

$249,096	$—	$249,096

326    American Funds Insurance Series

New World Fund

	Year ended December 31, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$60,201	$129,123	$189,324
Class 1A	317	724	1,041
Class 2	26,575	61,661	88,236
Class 4	22,718	56,063	78,781

Total	$109,811	$247,571	$357,382

Washington Mutual Investors Fund

	Year ended December 31, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$351,097	$1,068,126	$1,419,223
Class 1A	3,359	10,665	14,024
Class 2	173,751	551,636	725,387
Class 4	61,406	196,768	258,174

Total	$589,613	$1,827,195	$2,416,808

Capital World Growth and Income Fund

	Year ended December 31, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$32,166	$109,599	$141,765
Class 1A	337	1,188	1,525
Class 2	57,060	205,827	262,887
Class 4	10,246	37,875	48,121

Total	$99,809	$354,489	$454,298

Growth-Income Fund

	Year ended December 31, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$597,601	$1,754,172	$2,351,773
Class 1A	784	2,464	3,248
Class 2	328,556	1,071,265	1,399,821
Class 3	3,597	11,428	15,025
Class 4	41,526	145,017	186,543

Total	$972,064	$2,984,346	$3,956,410

International Growth and Income Fund

	Year ended December 31, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 397	$6,104	$6,501
Class 1A	147	2,108	2,255
Class 2	4,951	81,276	86,227
Class 4	3,387	55,677	59,064

Total	$8,882	$145,165	$154,047

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$26,785	$ 78,257	$105,042
77	273	350
9,450	36,498	45,948
5,794	28,566	34,360

$42,106	$143,594	$185,700

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$104,666	$—	$104,666
2,211	—	2,211
46,652	—	46,652
12,620	—	12,620

$166,149	$—	$166,149

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$14,543	$16,997	$31,540
99	67	166
20,948	29,988	50,936
3,094	4,436	7,530

$38,684	$51,488	$90,172

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$328,564	$239,575	$568,139
308	185	493
164,258	145,765	310,023
1,864	1,578	3,442
16,599	16,418	33,017

$511,593	$403,521	$915,114

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 4,585	$—	$ 4,585
140	—	140
6,218	—	6,218
3,589	—	3,589

$14,532	$—	$14,532

American Funds Insurance Series    327

Capital Income Builder

	Year ended December 31, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$17,636	$—	$17,636
Class 1A	270	—	270
Class 2	354	—	354
Class 4	13,728	—	13,728

Total	$31,988	$—	$31,988

Asset Allocation Fund

	Year ended December 31, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$476,426	$1,525,081	$2,001,507
Class 1A	708	2,098	2,806
Class 2	124,332	440,697	565,029
Class 3	845	2,914	3,759
Class 4	142,374	538,249	680,623

Total	$744,685	$2,509,039	$3,253,724

American Funds Global Balanced Fund

	Year ended December 31, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$ 72	$ 498	$570
Class 1A	2	13	15
Class 2	123	850	973
Class 4	85	589	674

Total	$282	$1,950	$2,232

The Bond Fund of America

	Year ended December 31, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$235,158	$60,668	$295,826
Class 1A	7,470	1,700	9,170
Class 2	98,333	27,763	126,096
Class 4	24,749	7,113	31,862

Total	$365,710	$97,244	$462,954

Capital World Bond Fund

	Year ended December 31, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class 1	$2,151	$11,752	$13,903
Class 1A	3	20	23
Class 2	2,087	13,752	15,839
Class 4	120	945	1,065

Total	$4,361	$26,469	$30,830

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$16,222	$—	$16,222
218	—	218
315	—	315
13,009	—	13,009

$29,764	$—	$29,764

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$424,814	$579,353	$1,004,167
423	457	880
108,045	154,751	262,796
717	976	1,693
107,752	164,028	271,780

$641,751	$899,565	$1,541,316

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$1,680	$ 6,058	$ 7,738
45	189	234
2,431	10,638	13,069
1,305	6,901	8,206

$5,461	$23,786	$29,247

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$301,454	$133,858	$435,312
408	193	601
138,464	69,578	208,042
28,710	14,777	43,487

$469,036	$218,406	$687,442

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$34,401	$10,279	$44,680
34	7	41
33,715	10,855	44,570
1,845	612	2,457

$69,995	$21,753	$91,748

328    American Funds Insurance Series
American High-Income Trust

	Year ended December 31, 2022			Year ended December 31, 2021

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$18,444	$—	$18,444	$11,054	$—	$11,054
Class 1A	100	—	100	59	—	59
Class 2	42,707	—	42,707	28,636	—	28,636
Class 3	694	—	694	429	—	429
Class 4	5,827	—	5,827	3,238	—	3,238

Total	$67,772	$—	$67,772	$43,416	$—	$43,416

American Funds Mortgage Fund

	Year ended December 31, 2022			Year ended December 31, 2021

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$15	$—	$15	$6,294	$3,087	$9,381
Class 1A	37	—	37	39	18	57
Class 2	995	—	995	1,448	784	2,232
Class 4	746	—	746	936	551	1,487

Total	$1,793	$—	$1,793	$8,717	$4,440	$13,157

Ultra-Short Bond Fund

	Year ended December 31, 2022			Year ended December 31, 2021

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$348	$—	$348	$—	$—	$—
Class 1A	—†	—	—†	—	—	—
Class 2	1,570	—	1,570	—	—	—
Class 3	26	—	26	—	—	—
Class 4	293	—	293	—	—	—

Total	$2,237	$—	$2,237	$—	$—	$—

U.S. Government Securities Fund

	Year ended December 31, 2022				Year ended December 31, 2021

			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid

Class 1	$10,360	$—	$10,360	$30,987	$ 9,355	$40,342
Class 1A	153	—	153	389	129	518
Class 2	42,631	—	42,631	108,143	36,124	144,267
Class 3	292	—	292	714	234	948
Class 4	7,040	—	7,040	17,596	6,057	23,653

Total	$60,476	$—	$60,476	$157,829	$51,899	$209,728

Refer to the end of the tables for footnote.

American Funds Insurance Series    329

Managed Risk Growth Fund

	Year ended December 31, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$ 162	$ 1,634	$1,796
Class P2	6,629	81,821	88,450

Total	$6,791	$83,455	$90,246

Managed Risk International Fund

	Year ended December 31, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$69	$—	$69
Class P2	4,206	—	4,206

Total	$4,275	$—	$4,275

Managed Risk Washington Mutual Investors Fund

	Year ended December 31, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$127	$—	$127
Class P2	14,544	—	14,544

Total	$14,671	$—	$14,671

Managed Risk Growth-Income Fund

	Year ended December 31, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$43,232	$44,484	$87,716
Class P2	5,626	6,461	12,087

Total	$48,858	$50,945	$99,803

Managed Risk Asset Allocation Fund

	Year ended December 31, 2022

			Total
	Ordinary	Long-term	distributions
Share class	income	capital gains	paid

Class P1	$176	$254	$430
Class P2	51,616	86,918	138,534

Total	$51,792	$87,172	$138,964

†Amount less than one thousand.

7. Fees and transactions

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$106	$ 409	$515
3,159	23,710	26,869

$3,265	$24,119	$27,384

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$ 14	$—	$ 14
917	—	917

$931	$—	$931

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$40	$—	$40
5,979	—	5,979

$6,019	$—	$6,019

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$30,716	$29,380	$60,096
3,713	4,359	8,072

$34,429	$33,739	$68,168

Year ended December 31, 2021

		Total
Ordinary	Long-term	distributions
income	capital gains	paid

$114	$—	$114
38,113	—	38,113

$38,227	$—	$38,227

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

330    American Funds Insurance Series

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

The series’ board of trustees approved a revised investment advisory and services agreement effective May 1, 2022. The revised agreement provides investment advisory services fees based on revised annual rates and net asset levels for some of the funds. The following table discloses the annual rates and net asset levels before and after the revised contract became effective:

		Prior to May 1, 2022				Effective May 1, 2022

			Net asset levels				Net asset levels
	Rates		(in billions)		Rates		(in billions)

	Beginning	Ending		In excess	Beginning	Ending		In excess
Fund	with	with	Up to	of	with	with	Up to	of

Global Growth Fund	.690%	.445%	$ .6	$ 8.0	.475%	.435%	$15.0	$15.0
Global Small Capitalization Fund	.800	.635	.6	5.0	.647	.615	15.0	15.0
Growth Fund	.500	.280	.6	34.0	.500	.275	.6	44.0
International Fund	.690	.430	.5	21.0	.478	.430	15.0	21.0
New World Fund	.850	.580	.5	4.0	.577	.510	15.0	15.0
Washington Mutual Investors Fund	.500	.350	.6	10.5	.374	.350	15.0	15.0
Capital World Growth and Income Fund	.690	.480	.6	3.0	.475	.435	15.0	15.0
Growth-Income Fund	.500	.219	.6	34.0	.500	.217	.6	44.0
International Growth and Income Fund	.690	.500	.5	1.5	.478	.450	15.0	15.0
Capital Income Builder	.500	.410	.6	1.0	.357	.330	15.0	15.0
Asset Allocation Fund	.500	.240	.6	21.0	.500	.236	.6	34.0
American Funds Global Balanced Fund	.660	.510	.5	1.0	.446	.420	15.0	15.0
The Bond Fund of America	.480	.320	.6	13.0	.352	.320	15.0	15.0
Capital World Bond Fund	.570	.450	1.0	3.0	.431	.360	15.0	15.0
American High-Income Trust	.500	.420	.6	2.0	.404	.386	15.0	15.0
American Funds Mortgage Fund	.420	.290	.6	3.0	.295	.280	15.0	15.0
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.257	.242	15.0	15.0
U.S. Government Securities Fund	.420	.290	.6	3.0	.295	.280	15.0	15.0

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. During the year ended December 31, 2022, CRMC waived $1,000 in fees for Growth Fund in advance of the revised investment advisory and service agreement effective May 1, 2022. CRMC also waived a portion of its investment advisory services fees for the following funds based on the rates listed:

	Waiver rates prior to	Waiver rates effective
Fund	May 1, 2022	May 1, 2022

Global Growth Fund	Not applicable	.11%
Global Small Capitalization Fund	Not applicable	.05
New World Fund	.18%	.07
Washington Mutual Investors Fund	.16	.11
Capital World Growth and Income Fund	.23	.14
International Growth and Income Fund	.14	.01
Capital Income Builder	.25	.14
American Funds Global Balanced Fund	Not applicable	.01
The Bond Fund of America	.19	.19
Capital World Bond Fund	.10	.10
American High-Income Trust	.19	.14
American Funds Mortgage Fund	.21	.12
U.S. Government Securities Fund	.16	.12
Managed Risk Growth Fund	.05	.05
Managed Risk International Fund	.05	.05
Managed Risk Washington Mutual Investors Fund	.05	.05
Managed Risk Growth-Income Fund	.05	.05
Managed Risk Asset Allocation Fund	.05	.05

American Funds Insurance Series    331

The waiver rates for each fund, except Growth Fund, will be in effect through at least May 1, 2023, and may only be modified or terminated with the approval of the series’ board. For the year ended December 31, 2022, total investment advisory services fees waived by CRMC were $58,051,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

			Net asset level		For the	For the
					year ended	year ended
	Rates		(in billions)
					December 31,	December 31,

	Beginning	Ending	In excess		2022,	2022,
Fund	with	with	Up to	of	before waiver	after waiver

Global Growth Fund	.475%	.435%	$15.0	$15.0	.485%	.415%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.668	.637
Growth Fund	.500	.275	.6	44.0	.313	.313
International Fund	.478	.430	15.0	21.0	.485	.485
New World Fund	.577	.510	15.0	15.0	.619	.509
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.378	.230
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.518	.364
Growth-Income Fund	.500	.217	.6	44.0	.254	.254
International Growth and Income Fund	.478	.450	15.0	15.0	.555	.460
Capital Income Builder	.357	.330	15.0	15.0	.395	.218
Asset Allocation Fund	.500	.236	.6	34.0	.265	.265
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.523	.517
The Bond Fund of America	.352	.320	15.0	15.0	.354	.164
Capital World Bond Fund	.431	.360	15.0	15.0	.471	.433
American High-Income Trust	.404	.386	15.0	15.0	.433	.275
American Funds Mortgage Fund	.295	.280	15.0	15.0	.346	.189
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.275	.275
U.S. Government Securities Fund	.295	.280	15.0	15.0	.319	.184
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits

Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

332    American Funds Insurance Series

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communica- tions and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administra- tive services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administra- tive services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund				Global Small Capitalization Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$1,002	Class 1	Not applicable	Not applicable	$308
Class 1A	$—	$ 37	4	Class 1A	$—	$ 11	1
Class 2	8,754	Not applicable	1,050	Class 2	4,837	Not applicable	581
Class 4	1,500	1,500	180	Class 4	688	688	83

Total class-specific				Total class-specific
expenses	$10,254	$1,537	$2,236	expenses	$5,525	$699	$973

Growth Fund				International Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 4,542	Class 1	Not applicable	Not applicable	$1,036
Class 1A	$—	$ 407	49	Class 1A	$—	$ 26	3
Class 2	41,888	Not applicable	5,026	Class 2	8,573	Not applicable	1,029
Class 3	403	Not applicable	67	Class 3	30	Not applicable	5
Class 4	6,532	6,532	784	Class 4	982	982	118
Total class-specific				Total class-specific

expenses	$48,823	$6,939	$10,468	expenses	$9,585	$1,008	$2,191

American Funds Insurance Series    333

New World Fund				Washington Mutual Investors Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 535	Class 1	Not applicable	Not applicable	$1,738
Class 1A	$—	$ 25	3	Class 1A	$—	$ 243	29
Class 2	2,101	Not applicable	252	Class 2	7,376	Not applicable	885
Class 4	1,898	1,898	228	Class 4	2,639	2,639	317
Total class-specific				Total class-specific

expenses	$3,999	$1,923	$1,018	expenses	$10,015	$2,882	$2,969

Capital World Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services

Class 1	Not applicable	Not applicable	$175
Class 1A	$—	$ 15	2
Class 2	2,689	Not applicable	323
Class 4	483	484	58
Total class-specific

expenses	$3,172	$499	$558

International Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 4
Class 1A	$—	$ 12	2
Class 2	432	Not applicable	52
Class 4	294	294	35
Total class-specific

expenses	$726	$306	$93

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 6,289
Class 1A	$—	$ 73	9
Class 2	31,403	Not applicable	3,768
Class 3	245	Not applicable	41
Class 4	4,213	4,213	505
Total class-specific

expenses	$35,861	$4,286	$10,612

Capital Income Builder

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services

Class 1	Not applicable	Not applicable	$170
Class 1A	$—	$ 24	3
Class 2	31	Not applicable	4
Class 4	1,337	1,338	160
Total class-specific

expenses	$1,368	$1,362	$337

Asset Allocation Fund				American Funds Global Balanced Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$4,850	Class 1	Not applicable	Not applicable	$ 31
Class 1A	$—	$62	8	Class 1A	$ —	$ 7	1
Class 2	11,503	Not applicable	1,380	Class 2	428	Not applicable	51
Class 3	55	Not applicable	9	Class 4	293	293	35
Class 4	14,002	14,002	1,680	Total class-specific

Total class-specific				expenses	$721	$300	$118
expenses	$25,560	$14,064	$7,927

The Bond Fund of America				Capital World Bond Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$2,100	Class 1	Not applicable	Not applicable	$222
Class 1A	$—	$ 354	43	Class 1A	$—	$ 4	—*
Class 2	7,903	Not applicable	948	Class 2	2,109	Not applicable	253
Class 4	2,027	2,027	243	Class 4	142	142	17
Total class-specific				Total class-specific

expenses	$9,930	$2,381	$3,334	expenses	$2,251	$146	$492

Refer to the end of the tables for footnote. 334    American Funds Insurance Series

American High-Income Trust				American Funds Mortgage Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 71	Class 1	Not applicable	Not applicable	$ 3
Class 1A	$—	$ 3	—*	Class 1A	$—	$ 4	1
Class 2	1,440	Not applicable	173	Class 2	127	Not applicable	15
Class 3	16	Not applicable	3	Class 4	101	101	12
Class 4	200	200	24	Total class-specific

Total class-specific				expenses	$228	$105	$31
expenses	$1,656	$203	$271

Ultra-Short Bond Fund				U.S. Government Securities Fund
		Insurance				Insurance
	Distribution	administrative	Administrative		Distribution	administrative	Administrative
Share class	services	services	services	Share class	services	services	services

Class 1	Not applicable	Not applicable	$ 14	Class 1	Not applicable	Not applicable	$ 81
Class 1A	$—	$ —	—*	Class 1A	$—	$ 10	1
Class 2	707	Not applicable	85	Class 2	2,967	Not applicable	356
Class 3	9	Not applicable	1	Class 3	15	Not applicable	3
Class 4	173	173	21	Class 4	512	512	62
Total class-specific				Total class-specific

expenses	$889	$173	$121	expenses	$3,494	$522	$503

Managed Risk Growth Fund			Managed Risk International Fund
		Insurance			Insurance
	Distribution	administrative		Distribution	administrative
Share class	services	services	Share class	services	services

Class P1	Not applicable	$25	Class P1	Not applicable	$4
Class P2	$1,219	1,219	Class P2	$342	342
Total class-specific			Total class-specific

expenses	$1,219	$1,244	expenses	$342	$346

Managed Risk Washington Mutual Investors Fund			Managed Risk Growth-Income Fund
		Insurance			Insurance
	Distribution	administrative		Distribution	administrative
Share class	services	services	Share class	services	services

Class P1	Not applicable	$6	Class P1	Not applicable	$4,945
Class P2	$824	824	Class P2	$720	720
Total class-specific			Total class-specific

expenses	$824	$830	expenses	$720	$5,665

Managed Risk Asset Allocation Fund
		Insurance
	Distribution	administrative
Share class	services	services

Class P1	Not applicable	$18
Class P2	$5,935	5,935
Total class-specific

expenses	$5,935	$5,953

*Amount less than one thousand.

American Funds Insurance Series    335

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2022, total fees and expenses reimbursed by CRMC were $32,000. CRMC does not intend to recoup these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

		Decrease in value of	Total trustees’
Fund	Current fees	deferred amounts	compensation

Global Growth Fund	$21	$(11)	$10
Global Small Capitalization Fund	10	(5)	5
Growth Fund	99	(54)	45
International Fund	21	(11)	10
New World Fund	10	(5)	5
Washington Mutual Investors Fund	27	(16)	11
Capital World Growth and Income Fund	5	(3)	2
Growth-Income Fund	98	(56)	42
International Growth and Income Fund	1	—*	1
Capital Income Builder	3	(2)	1
Asset Allocation Fund	73	(43)	30
American Funds Global Balanced Fund	1	(1)	—*
The Bond Fund of America	31	(19)	12
Capital World Bond Fund	5	(3)	2
American High-Income Trust	3	(1)	2
American Funds Mortgage Fund	—*	—*	—*
Ultra-Short Bond Fund	1	(1)	—*
U.S. Government Securities Fund	5	(3)	2
Managed Risk Growth Fund	2	(1)	1
Managed Risk International Fund	—*	—*	—*
Managed Risk Washington Mutual Investors Fund	1	(1)	—*
Managed Risk Growth-Income Fund	6	(4)	2
Managed Risk Asset Allocation Fund	7	(4)	3

*Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

336    American Funds Insurance Series

The following table presents purchase and sale transactions between each fund and related funds, and net realized loss or gain from such sales, if any, as of December 31, 2022 (dollars in thousands):

			Net
			realized
Fund	Purchases	Sales	(loss) gain

Global Growth Fund	$ 49,680	$ 71,818	$(20,300)
Global Small Capitalization Fund	57,920	34,601	1,035
Growth Fund	261,401	361,390	36,542
International Fund	104,003	132,023	(15,330)
New World Fund	32,986	51,119	1,384
Washington Mutual Investors Fund	78,899	86,050	(13,933)
Capital World Growth and Income Fund	29,485	42,194	(1,316)
Growth-Income Fund	260,856	367,634	60,804
International Growth and Income Fund	3,035	3,711	(301)
Capital Income Builder	11,219	9,127	1,159
Asset Allocation Fund	217,739	147,808	(22,154)
American Funds Global Balanced Fund	2,864	3,686	(19)
The Bond Fund of America	1,289	6,983	(541)
Capital World Bond Fund	58	14,120	(947)
American High-Income Trust	57	29,194	(1,415)

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2022.

American Funds Insurance Series    337

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class 1	$434,070	13,042	$400,617	12,733	$(553,744)	(16,845)	$ 280,943	8,930
Class 1A	2,997	91	1,758	56	(2,085)	(65)	2,670	82
Class 2	92,048	2,700	419,636	13,511	(295,933)	(9,100)	215,751	7,111
Class 4	99,092	2,978	70,552	2,294	(71,372)	(2,195)	98,272	3,077

Total net increase (decrease)	$628,207	18,811	$892,563	28,594	$(923,134)	(28,205)	$ 597,636	19,200
Year ended December 31, 2021

Class 1	$683,154	15,421	$216,944	5,062	$(307,264)	(6,960)	$ 592,834	13,523
Class 1A	6,731	151	700	17	(2,591)	(58)	4,840	110
Class 2	69,770	1,607	236,612	5,601	(588,817)	(13,514)	(282,435)	(6,306)
Class 4	167,855	3,876	32,087	766	(48,523)	(1,127)	151,419	3,515

Total net increase (decrease)	$927,510	21,055	$486,343	11,446	$(947,195)	(21,659)	$ 466,658	10,842
Global Small Capitalization Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class 1	$187,481	9,235	$331,498	19,030	$(570,697)	(21,774)	$ (51,718)	6,491
Class 1A	989	43	1,461	85	(276)	(15)	2,174	113
Class 2	111,019	5,043	663,046	40,307	(118,512)	(6,722)	655,553	38,628
Class 4	56,480	2,653	93,892	5,707	(34,387)	(1,715)	115,985	6,645

Total net increase (decrease)	$355,969	16,974	$1,089,897	65,129	$(723,872)	(30,226)	$ 721,994	51,877

Year ended December 31, 2021
Class 1	$216,763	6,235	$55,510	1,581	$(1,077,292)	(31,128)	$(805,019)	(23,312)
Class 1A	4,095	118	39	1	(153)	(4)	3,981	115
Class 2	59,596	1,785	60,246	1,778	(374,611)	(11,071)	(254,769)	(7,508)
Class 4	89,704	2,662	7,215	212	(30,621)	(901)	66,298	1,973

Total net increase (decrease)	$370,158	10,800	$123,010	3,572	$(1,482,677)	(43,104)	$(989,509)	(28,732)

Refer to the end of the tables for footnotes.

338    American Funds Insurance Series

Growth Fund

				Reinvestments of				Net increase
	Sales*			distributions	Repurchases*			(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class 1	$2,593,666	29,149	$2,228,505	26,120	$(3,051,097)	(31,275)	$1,771,074	23,994
Class 1A	133,124	1,387	27,088	320	(15,271)	(181)	144,941	1,526
Class 2	520,092	5,686	2,464,507	29,214	(1,621,163)	(17,346)	1,363,436	17,554
Class 3	1,224	14	32,371	376	(28,004)	(296)	5,591	94
Class 4	409,323	4,647	383,909	4,657	(227,877)	(2,558)	565,355	6,746

Total net increase (decrease)	$3,657,429	40,883	$5,136,380	60,687	$(4,943,412)	(51,656)	$3,850,397	49,914
Year ended December 31, 2021

Class 1	$2,916,865	22,963	$2,251,516	19,653	$(2,207,142)	(17,684)	$2,961,239	24,932
Class 1A	68,640	560	9,733	86	(25,312)	(198)	53,061	448
Class 2	432,245	3,495	2,777,848	24,558	(3,289,822)	(26,755)	(79,729)	1,298
Class 3	1,972	15	37,541	326	(37,449)	(298)	2,064	43
Class 4	553,762	4,582	358,034	3,232	(224,958)	(1,864)	686,838	5,950

Total net increase (decrease)	$3,973,484	31,615	$5,434,672	47,855	$(5,784,683)	(46,799)	$3,623,473	32,671
International Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions	Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class 1	$280,536	15,960	$543,821	32,473	$(1,015,741)	(51,244)	$(191,384)	(2,811)
Class 1A	2,247	127	1,679	101	(1,009)	(63)	2,917	165
Class 2	189,379	10,637	536,766	32,189	(347,301)	(20,471)	378,844	22,355
Class 3	87	5	2,627	156	(1,366)	(79)	1,348	82
Class 4	65,571	3,703	61,594	3,751	(53,681)	(3,200)	73,484	4,254

Total net increase (decrease)	$537,820	30,432	$1,146,487	68,670	$(1,419,098)	(75,057)	$ 265,209	24,045
Year ended December 31, 2021

Class 1	$366,681	15,339	$131,729	5,782	$(1,253,303)	(51,135)	$(754,893)	(30,014)
Class 1A	4,570	192	281	13	(2,479)	(103)	2,372	102
Class 2	264,867	11,161	105,815	4,673	(502,502)	(20,818)	(131,820)	(4,984)
Class 3	125	5	546	24	(3,534)	(146)	(2,863)	(117)
Class 4	95,888	4,069	10,725	480	(51,434)	(2,169)	55,179	2,380

Total net increase (decrease)	$732,131	30,766	$249,096	10,972	$(1,813,252)	(74,371)	$(832,025)	(32,633)

Refer to the end of the tables for footnotes.

American Funds Insurance Series    339

New World Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class 1	$91,026	3,688	$189,325	7,939	$(434,293)	(16,140)	$(153,942)	(4,513)
Class 1A	1,549	60	1,040	44	(1,769)	(76)	820	28
Class 2	72,626	2,937	88,236	3,744	(163,288)	(6,534)	(2,426)	147
Class 4	133,209	5,310	78,780	3,371	(133,462)	(5,583)	78,527	3,098

Total net increase (decrease)	$298,410	11,995	$357,381	15,098	$(732,812)	(28,333)	$(77,021)	(1,240)
Year ended December 31, 2021

Class 1	$180,001	5,517	$104,795	3,183	$(165,865)	(5,053)	$ 118,931	3,647
Class 1A	14,137	436	350	11	(21,114)	(642)	(6,627)	(195)
Class 2	82,347	2,547	45,947	1,410	(159,868)	(4,915)	(31,574)	(958)
Class 4	135,084	4,224	34,360	1,061	(74,083)	(2,295)	95,361	2,990

Total net increase (decrease)	$411,569	12,724	$185,452	5,665	$(420,930)	(12,905)	$ 176,091	5,484

Washington Mutual Investors Fund
				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class 1	$311,628	22,333	$1,412,614	106,476	$(1,024,832)	(69,053)	$699,410	59,756
Class 1A	33,907	2,321	14,025	1,066	(125,110)	(7,699)	(77,178)	(4,312)
Class 2	48,719	3,523	725,386	55,707	(414,058)	(28,659)	360,047	30,571
Class 4	238,615	16,711	258,174	20,025	(148,002)	(10,093)	348,787	26,643

Total net increase (decrease)	$632,869	44,888	$2,410,199	183,274	$(1,712,002)	(115,504)	$1,331,066	112,658

Year ended December 31, 2021
Class 1	$740,227	42,419	$104,068	6,017	$(1,150,862)	(70,448)	$ (306,567)	(22,012)
Class 1A	128,020	7,779	2,211	129	(4,020)	(244)	126,211	7,664
Class 2	51,950	3,263	46,652	2,739	(508,810)	(31,581)	(410,208)	(25,579)
Class 4	156,222	9,709	12,620	746	(66,538)	(4,145)	102,304	6,310

Total net increase (decrease)	$1,076,419	63,170	$165,551	9,631	$(1,730,230)	(106,418)	$ (488,260)	(33,617)

Capital World Growth and Income Fund
				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class 1	$286,528	22,239	$137,343	10,946	$(434,782)	(30,278)	$(10,911)	2,907
Class 1A	1,618	116	1,525	122	(1,079)	(91)	2,064	147
Class 2	15,274	1,157	262,887	21,001	(144,703)	(10,617)	133,458	11,541
Class 4	25,643	1,909	48,121	3,940	(22,999)	(1,756)	50,765	4,093

Total net increase (decrease)	$329,063	25,421	$449,876	36,009	$(603,563)	(42,742)	$ 175,376	18,688
Year ended December 31, 2021

Class 1	$171,552	9,531	$30,555	1,698	$(117,328)	(6,578)	$84,779	4,651
Class 1A	4,092	231	166	9	(605)	(34)	3,653	206
Class 2	21,440	1,205	50,935	2,838	(216,241)	(12,206)	(143,866)	(8,163)
Class 4	49,326	2,833	7,530	427	(16,390)	(939)	40,466	2,321

Total net increase (decrease)	$246,410	13,800	$89,186	4,972	$(350,564)	(19,757)	$(14,968)	(985)

Refer to the end of the tables for footnotes.

340    American Funds Insurance Series

Growth-Income Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class 1	$2,026,623	38,323	$2,348,918	43,972	$(3,853,406)	(68,861)	$522,135	13,434
Class 1A	4,813	89	3,248	61	(3,333)	(64)	4,728	86
Class 2	119,436	2,219	1,399,821	26,589	(1,455,432)	(26,710)	63,825	2,098
Class 3	766	15	15,025	280	(15,511)	(279)	280	16
Class 4	180,173	3,342	186,543	3,596	(153,528)	(2,879)	213,188	4,059

Total net increase (decrease)	$2,331,811	43,988	$3,953,555	74,498	$(5,481,210)	(98,793)	$804,156	19,693
Year ended December 31, 2021

Class 1	$ 778,306	12,603	$567,351	8,928	$(3,472,494)	(56,343)	$(2,126,837)	(34,812)
Class 1A	14,065	224	493	8	(2,433)	(39)	12,125	193
Class 2	143,239	2,361	310,023	4,964	(2,027,406)	(33,135)	(1,574,144)	(25,810)
Class 3	1,007	16	3,442	54	(23,575)	(379)	(19,126)	(309)
Class 4	302,016	4,995	33,018	536	(132,399)	(2,191)	202,635	3,340

Total net increase (decrease)	$1,238,633	20,199	$914,327	14,490	$(5,658,307)	(92,087)	$(3,505,347)	(57,398)

International Growth and Income Fund
				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class 1	$ 2,793	220	$6,501	686	$(16,761)	(946)	$(7,467)	(40)
Class 1A	1,041	92	2,255	244	(921)	(61)	2,375	275
Class 2	7,743	664	86,227	9,344	(24,550)	(2,262)	69,420	7,746
Class 4	23,335	2,027	59,065	6,499	(13,968)	(1,295)	68,432	7,231

Total net increase (decrease)	$34,912	3,003	$154,048	16,773	$(56,200)	(4,564)	$132,760	15,212
Year ended December 31, 2021

Class 1	$48,015	2,368	$4,294	210	$(1,169,382)	(59,936)	$(1,117,073)	(57,358)
Class 1A	2,986	152	141	7	(561)	(28)	2,566	131
Class 2	8,004	401	6,218	322	(29,755)	(1,507)	(15,533)	(784)
Class 4	27,229	1,381	3,589	188	(13,127)	(671)	17,691	898

Total net increase (decrease)	$86,234	4,302	$14,242	727	$(1,212,825)	(62,142)	$(1,112,349)	(57,113)

Refer to the end of the tables for footnotes.

American Funds Insurance Series    341
Capital Income Builder

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class 1	$177,351	15,800	$17,636	1,573	$(114,944)	(10,289)	$80,043	7,084
Class 1A	2,218	196	270	24	(1,259)	(111)	1,229	109
Class 2	2,390	211	355	32	(1,006)	(88)	1,739	155
Class 4	94,517	8,303	13,728	1,228	(81,854)	(7,293)	26,391	2,238

Total net increase (decrease)	$276,476	24,510	$31,989	2,857	$(199,063)	(17,781)	$ 109,402	9,586
Year ended December 31, 2021

Class 1	$107,711	9,192	$16,222	1,379	$(252,397)	(21,377)	$(128,464)	(10,806)
Class 1A	2,434	206	218	19	(451)	(39)	2,201	186
Class 2	5,007	428	315	27	(1,572)	(134)	3,750	321
Class 4	70,040	6,029	13,009	1,105	(42,227)	(3,629)	40,822	3,505

Total net increase (decrease)	$185,192	15,855	$29,764	2,530	$(296,647)	(25,179)	$(81,691)	(6,794)
Asset Allocation Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class 1	$1,365,105	57,634	$2,001,507	85,450	$(2,607,782)	(108,817)	$758,830	34,267
Class 1A	8,603	375	2,806	121	(2,839)	(126)	8,570	370
Class 2	58,248	2,413	565,030	24,435	(581,503)	(24,252)	41,775	2,596
Class 3	126	5	3,759	160	(3,377)	(141)	508	24
Class 4	332,209	13,862	680,622	29,650	(423,984)	(17,975)	588,847	25,537

Total net increase (decrease)	$1,764,291	74,289	$3,253,724	139,816	$(3,619,485)	(151,311)	$ 1,398,530	62,794
Year ended December 31, 2021

Class 1	$1,077,099	38,077	$1,004,165	35,557	$(4,395,063)	(151,941)	$(2,313,799)	(78,307)
Class 1A	8,925	315	880	31	(1,749)	(63)	8,056	283
Class 2	117,974	4,243	262,797	9,420	(649,009)	(23,286)	(268,238)	(9,623)
Class 3	1,030	36	1,693	60	(2,340)	(83)	383	13
Class 4	687,105	24,820	271,781	9,809	(264,761)	(9,619)	694,125	25,010

Total net increase (decrease)	$1,892,133	67,491	$1,541,316	54,877	$(5,312,922)	(184,992)	$(1,879,473)	(62,624)

Refer to the end of the tables for footnotes.

342    American Funds Insurance Series

American Funds Global Balanced Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class 1	$37,857	3,046	$570	44	$(45,473)	(3,593)	$ (7,046)	(503)
Class 1A	160	12	15	1	(857)	(63)	(682)	(50)
Class 2	3,979	308	974	74	(24,238)	(1,876)	(19,285)	(1,494)
Class 4	9,992	779	674	52	(14,316)	(1,139)	(3,650)	(308)

Total net increase (decrease)	$51,988	4,145	$2,233	171	$(84,884)	(6,671)	$(30,663)	(2,355)
Year ended December 31, 2021

Class 1	$ 9,259	623	$7,739	533	$(40,506)	(2,798)	$(23,508)	(1,642)
Class 1A	925	63	233	16	(252)	(17)	906	62
Class 2	5,621	383	13,069	902	(27,137)	(1,828)	(8,447)	(543)
Class 4	28,503	1,957	8,206	572	(10,476)	(713)	26,233	1,816

Total net increase (decrease)	$44,308	3,026	$29,247	2,023	$(78,371)	(5,356)	$ (4,816)	(307)
The Bond Fund of America

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class 1	$1,045,629	102,870	$293,730	29,996	$(2,254,686)	(218,872)	$ (915,327)	(86,006)
Class 1A	222,556	22,066	9,170	944	(5,163)	(515)	226,563	22,495
Class 2	49,800	5,005	126,095	13,059	(487,579)	(48,690)	(311,684)	(30,626)
Class 4	123,107	12,517	31,861	3,314	(113,670)	(11,505)	41,298	4,326

Total net increase (decrease)	$1,441,092	142,458	$460,856	47,313	$(2,861,098)	(279,582)	$ (959,150)	(89,811)

Year ended December 31, 2021
Class 1	$2,441,954	212,866	$432,376	38,456	$ (737,146)	(64,100)	$2,137,184	187,222
Class 1A	5,329	464	601	54	(2,565)	(223)	3,365	295
Class 2	204,371	17,879	208,042	18,765	(302,247)	(26,735)	110,166	9,909
Class 4	240,539	21,228	43,487	3,939	(60,173)	(5,327)	223,853	19,840

Total net increase (decrease)	$2,892,193	252,437	$684,506	61,214	$(1,102,131)	(96,385)	$2,474,568	217,266

Capital World Bond Fund
				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*		increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class 1	$ 63,069	6,354	$13,903	1,398	$(234,228)	(22,105)	$(157,256)	(14,353)
Class 1A	470	46	24	2	(371)	(38)	123	10
Class 2	32,696	3,225	15,838	1,606	(121,387)	(11,954)	(72,853)	(7,123)
Class 4	7,078	688	1,065	109	(8,255)	(838)	(112)	(41)

Total net increase (decrease)	$103,313	10,313	$30,830	3,115	$(364,241)	(34,935)	$(230,098)	(21,507)

Year ended December 31, 2021
Class 1	$129,119	10,361	$44,414	3,661	$(305,638)	(24,399)	$(132,105)	(10,377)
Class 1A	1,155	95	40	3	(261)	(21)	934	77
Class 2	83,201	6,733	44,570	3,700	(58,585)	(4,813)	69,186	5,620
Class 4	19,357	1,604	2,457	206	(11,624)	(951)	10,190	859

Total net increase (decrease)	$232,832	18,793	$91,481	7,570	$(376,108)	(30,184)	$ (51,795)	(3,821)

Refer to the end of the tables for footnotes.

American Funds Insurance Series    343

American High-Income Trust

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class 1	$29,406	3,042	$17,917	2,062	$(58,971)	(6,116)	$ (11,648)	(1,012)
Class 1A	362	39	100	11	(426)	(45)	36	5
Class 2	7,171	758	42,707	5,019	(98,679)	(10,782)	(48,801)	(5,005)
Class 3	432	46	695	79	(1,385)	(149)	(258)	(24)
Class 4	65,309	6,490	5,827	619	(70,275)	(6,997)	861	112

Total net increase (decrease)	$102,680	10,375	$67,246	7,790	$(229,736)	(24,089)	$ (59,810)	(5,924)
Year ended December 31, 2021

Class 1	$160,559	15,547	$10,757	1,060	$(19,514)	(1,906)	$151,802	14,701
Class 1A	915	89	59	5	(548)	(53)	426	41
Class 2	20,019	2,003	28,636	2,874	(66,675)	(6,630)	(18,020)	(1,753)
Class 3	908	88	429	42	(1,328)	(129)	9	1
Class 4	143,656	13,002	3,238	295	(128,886)	(11,648)	18,008	1,649

Total net increase (decrease)	$326,057	30,729	$43,119	4,276	$(216,951)	(20,366)	$152,225	14,639
American Funds Mortgage Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class 1	$784	78	$15	2	$(229,165)	(21,726)	$(228,366)	(21,646)
Class 1A	662	67	37	4	(1,033)	(103)	(334)	(32)
Class 2	3,214	326	995	103	(9,402)	(951)	(5,193)	(522)
Class 4	10,671	1,091	746	78	(9,016)	(920)	2,401	249

Total net increase (decrease)	$15,331	1,562	$1,793	187	$(248,616)	(23,700)	$(231,492)	(21,951)
Year ended December 31, 2021

Class 1	$35,679	3,267	$9,382	880	$(27,270)	(2,517)	$17,791	1,630
Class 1A	1,498	139	57	5	(436)	(40)	1,119	104
Class 2	6,415	588	2,232	210	(5,928)	(547)	2,719	251
Class 4	11,056	1,029	1,486	142	(4,892)	(457)	7,650	714

Total net increase (decrease)	$54,648	5,023	$13,157	1,237	$(38,526)	(3,561)	$29,279	2,699

Refer to the end of the tables for footnotes.

344    American Funds Insurance Series

Ultra-Short Bond Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class 1	$ 33,573	2,975	$348	31	$ (20,904)	(1,853)	$ 13,017	1,153
Class 1A	—	—	—†	—†	—	—	—†	—†
Class 2	117,586	10,755	1,569	143	(68,709)	(6,275)	50,446	4,623
Class 3	735	67	26	2	(1,082)	(97)	(321)	(28)
Class 4	84,873	7,721	293	27	(51,358)	(4,671)	33,808	3,077

Total net increase (decrease)	$236,767	21,518	$2,236	203	$(142,053)	(12,896)	$ 96,950	8,825
Year ended December 31, 2021

Class 1	$ 16,242	1,439	$—	—	$ (22,707)	(2,011)	$ (6,465)	(572)
Class 1A	—	—	—	—	—	—	—	—
Class 2	86,233	7,864	—	—	(127,622)	(11,640)	(41,389)	(3,776)
Class 3	1,253	113	—	—	(915)	(83)	338	30
Class 4	35,704	3,232	—	—	(29,389)	(2,660)	6,315	572

Total net increase (decrease)	$139,432	12,648	$—	—	$(180,633)	(16,394)	$(41,201)	(3,746)
U.S. Government Securities Fund

				Reinvestments of				Net (decrease)
	Sales*			distributions		Repurchases*	increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class 1	$ 69,422	6,446	$10,134	987	$(316,401)	(27,982)	$(236,845)	(20,549)
Class 1A	2,902	273	153	15	(3,237)	(300)	(182)	(12)
Class 2	43,941	4,115	42,631	4,200	(233,844)	(21,667)	(147,272)	(13,352)
Class 3	308	28	292	28	(2,508)	(236)	(1,908)	(180)
Class 4	67,334	6,331	7,040	695	(90,440)	(8,406)	(16,066)	(1,380)

Total net increase (decrease)	$183,907	17,193	$60,250	5,925	$(646,430)	(58,591)	$(402,273)	(35,473)

Year ended December 31, 2021
Class 1	$213,039	17,786	$38,963	3,337	$(115,497)	(9,263)	$ 136,505	11,860
Class 1A	4,388	354	518	44	(3,192)	(265)	1,714	133
Class 2	91,122	7,303	144,267	12,514	(129,818)	(10,810)	105,571	9,007
Class 3	1,023	86	948	81	(1,549)	(126)	422	41
Class 4	87,885	7,227	23,653	2,055	(118,823)	(9,719)	(7,285)	(437)

Total net increase (decrease)	$397,457	32,756	$208,349	18,031	$(368,879)	(30,183)	$ 236,927	20,604

Managed Risk Growth Fund
				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class P1	$ 1,679	122	$ 1,796	147	$ (2,034)	(134)	$ 1,441	135
Class P2	37,760	2,684	88,450	7,291	(30,630)	(2,253)	95,580	7,722

Total net increase (decrease)	$39,439	2,806	$90,246	7,438	$(32,664)	(2,387)	$ 97,021	7,857
Year ended December 31, 2021

Class P1	$ 3,593	199	$515	30	$ (3,079)	(172)	$ 1,029	57
Class P2	39,055	2,202	26,869	1,558	(78,851)	(4,405)	(12,927)	(645)

Total net increase (decrease)	$42,648	2,401	$27,384	1,588	$(81,930)	(4,577)	$(11,898)	(588)

Refer to the end of the tables for footnotes.

American Funds Insurance Series    345

Managed Risk International Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class P1	$578	62	$69	8	$(323)	(37)	$324	33
Class P2	5,403	564	4,206	470	(15,947)	(1,788)	(6,338)	(754)

Total net increase (decrease)	$5,981	626	$4,275	478	$(16,270)	(1,825)	$(6,014)	(721)
Year ended December 31, 2021

Class P1	$887	80	$14	1	$(531)	(48)	$370	33
Class P2	12,803	1,181	917	80	(14,744)	(1,323)	(1,024)	(62)

Total net increase (decrease)	$13,690	1,261	$931	81	$(15,275)	(1,371)	$(654)	(29)

Managed Risk Washington Mutual Investors Fund
				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class P1	$ 1,026	86	$127	11	$(498)	(43)	$655	54
Class P2	22,662	1,947	14,544	1,281	(39,363)	(3,307)	(2,157)	(79)

Total net increase (decrease)	$23,688	2,033	$14,671	1,292	$(39,861)	(3,350)	$(1,502)	(25)

Year ended December 31, 2021
Class P1	$971	80	$40	3	$(343)	(29)	$668	54
Class P2	9,743	800	5,979	487	(51,273)	(4,254)	(35,551)	(2,967)

Total net increase (decrease)	$10,714	880	$ 6,019	490	$(51,616)	(4,283)	$(34,883)	(2,913)

Managed Risk Growth-Income Fund
				Reinvestments of
	Sales*			distributions		Repurchases*		Net decrease

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class P1	$49,558	3,678	$87,716	6,731	$(157,932)	(11,880)	$(20,658)	(1,471)
Class P2	13,539	1,010	12,087	932	(28,848)	(2,135)	(3,222)	(193)

Total net increase (decrease)	$63,097	4,688	$99,803	7,663	$(186,780)	(14,015)	$(23,880)	(1,664)

Year ended December 31, 2021
Class P1	$64,192	4,303	$60,096	4,023	$(175,764)	(11,680)	$(51,476)	(3,354)
Class P2	14,838	1,008	8,072	546	(35,819)	(2,404)	(12,909)	(850)

Total net increase (decrease)	$79,030	5,311	$68,168	4,569	$(211,583)	(14,084)	$(64,385)	(4,204)

Refer to the end of the tables for footnotes.

346    American Funds Insurance Series

Managed Risk Asset Allocation Fund

				Reinvestments of				Net increase
	Sales*			distributions		Repurchases*		(decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2022
Class P1	$1,649	120	$430	34	$(675)	(52)	$1,404	102
Class P2	38,665	2,998	138,534	11,152	(283,108)	(22,026)	(105,909)	(7,876)

Total net increase (decrease)	$40,314	3,118	$138,964	11,186	$(283,783)	(22,078)	$(104,505)	(7,774)
Year ended December 31, 2021

Class P1	$2,097	141	$114	8	$(899)	(60)	$1,312	89
Class P2	57,616	4,016	38,113	2,632	(351,072)	(24,507)	(255,343)	(17,859)

Total net increase (decrease)	$59,713	4,157	$38,227	2,640	$(351,971)	(24,567)	$(254,031)	(17,770)

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

11. Ownership concentration

At December 31, 2022, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 17% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 25% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

12. Investment transactions and other disclosures

The following tables present additional information for each fund for the year ended December 31, 2022 (dollars in thousands):

		Global				Washington
	Global	Small			New	Mutual
	Growth	Capitalization	Growth	International	World	Investors
	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$2,020,468	$1,224,731	$10,017,065	$2,810,699	$1,260,720	$2,833,147
Sales of investment securities*	2,146,215	1,218,842	10,662,318	2,867,081	1,624,730	3,802,409
Non-U.S. taxes paid on dividend income	6,202	2,117	9,817	9,312	3,655	1,964
Non-U.S. taxes paid on interest income	—	—	—	—	5	—
Non-U.S. taxes paid on realized gains	1,408	5,338	—	8,023	4,440	—
Non-U.S. taxes provided on unrealized
appreciation	5,103	9,184	—	25,364	8,906	—
	Capital					American
	World		International			Funds
	Growth	Growth-	Growth	Capital	Asset	Global
	and Income	Income	and Income	Income	Allocation	Balanced
	Fund	Fund	Fund	Builder	Fund	Fund

Purchases of investment securities*	$749,437	$ 8,339,283	$142,556	$1,242,326	$27,267,262	$392,565
Sales of investment securities*	985,479	12,308,349	139,199	1,167,109	28,617,726	407,112
Non-U.S. taxes paid on dividend income	2,593	9,673	744	1,500	9,616	372
Non-U.S. taxes paid on interest income	—	—	—	—	—	11
Non-U.S. taxes paid on realized gains	173	—†	51	46	—	43
Non-U.S. taxes provided on unrealized
appreciation	568	—	58	349	2,592	83

Refer to the end of the tables for footnotes.

American Funds Insurance Series    347

				American		U.S.
	The Bond	Capital	American	Funds	Ultra-Short	Government
	Fund	World Bond	High-Income	Mortgage	Bond	Securities
	of America	Fund	Trust	Fund	Fund	Fund

Purchases of investment securities*	$38,975,446	$1,910,865	$293,093	$1,134,922	$—	$9,478,478
Sales of investment securities*	37,928,493	2,233,596	378,913	1,243,904	—	9,100,700
Non-U.S. taxes paid on interest income	22	135	—	—	—	—
Non-U.S. taxes paid on realized gains	—	333	—	—	—	—
Non-U.S. taxes provided on unrealized
appreciation	—	117	—	—	—	—
			Managed
			Risk	Managed	Managed
	Managed	Managed	Washington	Risk	Risk
	Risk	Risk	Mutual	Growth-	Asset
	Growth	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$528,842	$121,812	$269,212	$1,486,050	$1,104,342
Sales of investment securities*	453,254	107,992	219,710	1,431,021	1,086,607

*Excludes short-term securities and U.S. government obligations, if any.

†Amount less than one thousand.

348    American Funds Insurance Series

Financial highlights

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

Global Growth Fund

Class 1:

12/31/2022	$45.46	$.34	$(11.34)	$(11.00)	$(.31)	$(3.97)	$(4.28)	$30.18	(24.54)%	$3,104.53%		.46%	1.01%
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309.56		.56	.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515.56		.56	1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942.55		.55	.98

Class 1A:
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22)	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12.81		.81	.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8.81		.81	.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5.80		.80	.77

Class 2:
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22)	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387.81		.81	.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895.81		.81	.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306.80		.80	.73

Class 4:
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14)	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06	1.06	.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06	1.06	.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05	1.05	.47

Refer to the end of the tables for footnotes.

American Funds Insurance Series    349

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of	Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset			expenses to	expenses to	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

Global Small Capitalization Fund

Class 1:

12/31/2022	$34.17	$ .05	$(9.50)	$(9.45)	$ —	$(8.50)	$(8.50)	$16.22	(29.37)%	$ 916.72%		.69%	.24%
12/31/2021	32.64	(.02)	2.32	2.30	—	(.77)	(.77)	34.17	6.98	1,707.74		.74	(.07)
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391.75		.75	(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050.75		.75	.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453.73		.73	.42

Class 1A:
12/31/2022	33.93	—4	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	—5
12/31/2021	32.49	(.07)	2.28	2.21	—	(.77)	(.77)	33.93	6.73	5.99		.99	(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1.99		.99	(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1.99		.99	.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—6.98		.98	.21
Class 2:
12/31/2022	32.94	—4	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	—5
12/31/2021	31.56	(.10)	2.25	2.15	—	(.77)	(.77)	32.94	6.74	2,521.99		.99	(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653	1.00	1.00	(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363	1.00	1.00	.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056.98		.98	.17

Class 4:
12/31/2022	32.96	(.05)	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25)
12/31/2021	31.67	(.18)	2.24	2.06	—	(.77)	(.77)	32.96	6.43	344	1.24	1.24	(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268	1.25	1.25	(.56)
12/31/2019	21.28	(.01)	6.47	6.46	—4	(1.58)	(1.58)	26.16	31.24	206	1.25	1.25	(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146	1.24	1.24	(.08)

Refer to the end of the tables for footnotes.

350    American Funds Insurance Series
Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets3	net assets

Growth Fund

Class 1:

12/31/2022	$127.58	$ .58	$(37.03)	$(36.45)	$(.53)	$(14.31)	$(14.84)	$ 76.29	(29.75)%	$13,660.35%	.64%
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783.34	.37
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644.35	.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841.35	1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474.34	.81

Class 1A:
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38)	(14.31)	(14.69)	75.61	(29.93)	187.60	.45
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121.59	.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60.60	.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18.60	.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10.59	.60

Class 2:
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29)	(14.31)	(14.60)	75.41	(29.94)	14,452.60	.38
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986.59	.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594.60	.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885.60	.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701.59	.55

Class 3:
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35)	(14.31)	(14.66)	77.09	(29.89)	188.53	.45
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302.52	.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279.53	.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213.53	.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187.52	.62

Class 4:
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09)	(14.31)	(14.40)	73.64	(30.11)	2,409.85	.14
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214.84	(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347.85	(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513.85	.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076.84	.31

Refer to the end of the tables for footnotes.

American Funds Insurance Series    351

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
gains on
	Net asset		securities		Dividends		Total	Net asset		Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets3	net assets

International Fund

Class 1:

12/31/2022	$22.70	$.34	$(4.79)	$(4.45)	$(.34)	$(2.60)	$(2.94)	$15.31	(20.57)%	$3,157.54%		1.95%
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	—	(.65)	22.70	(1.23)	4,747.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18)	—	(.18)	23.64	14.28	5,652.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811.53		1.62

Class 1A:
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30)	(2.60)	(2.90)	15.23	(20.80)	10.79		1.73
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	—	(.60)	22.61	(1.47)	12.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5.78		1.32

Class 2:
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30)	(2.60)	(2.90)	15.23	(20.79)	3,164.79		1.71
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	—	(.59)	22.60	(1.49)	4,190.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875.78		1.40

Class 3:
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31)	(2.60)	(2.91)	15.35	(20.76)	16.72		1.78
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	—	(.60)	22.76	(1.39)	21.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24.71		1.48

Class 4:
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26)	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	—	(.54)	22.31	(1.71)	459	1.05	1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05	.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04	1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03	1.13

Refer to the end of the tables for footnotes.

352    American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

New World Fund

Class 1:

12/31/2022	$31.83	$.37	$(7.17)	$(6.80)	$(.39)	$(2.34)	$(2.73)	$22.30	(21.86)%	$1,610.68%		.57%	1.48%
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309.76		.64	.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129.76		.76	1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702.77		.77	1.11

Class 1A:
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32)	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01	.87	.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01	1.01	.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02	1.02	.91

Class 2:
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32)	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01	.89	.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01	1.01	.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02	1.02	.85

Class 4:
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27)	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26	1.14	.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26	1.26	.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27	1.27	.61

Refer to the end of the tables for footnotes.

American Funds Insurance Series    353

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

Washington Mutual Investors Fund

Class 1:

12/31/2022	$18.09	$.31	$(1.69)	$(1.38)	$(.30)	$(3.72)	$(4.02)	$12.69	(8.28)%	$5,507.41%	.26%	2.13%
12/31/2021	14.35	.29	3.73	4.02	(.28)	—	(.28)	18.09	28.12	6,766.42	.31	1.79
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684.43	.43	2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559.42	.42	2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810.41	.41	2.13

Class 1A:
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23)	(3.72)	(3.95)	12.61	(8.45)	64.66	.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26)	—	(.26)	17.96	27.70	169.67	.53	1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25.67	.67	1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9.67	.67	2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3.66	.66	1.84

Class 2:
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26)	(3.72)	(3.98)	12.46	(8.45)	2,775.66	.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24)	—	(.24)	17.83	27.78	3,426.67	.56	1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082.68	.68	1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093.67	.67	2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850.66	.66	1.88

Class 4:
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24)	(3.72)	(3.96)	12.34	(8.69)	1,098.91	.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21)	—	(.21)	17.71	27.51	1,104.92	.81	1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788.93	.93	1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621.92	.92	1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368.91	.91	1.62

Refer to the end of the tables for footnotes.

354    American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

Capital World Growth and Income Fund

Class 1:

12/31/2022	$18.42	$.32	$(3.28)	$(2.96)	$(.34)	$(3.45)	$(3.79)	$11.67	(17.13)%	$ 548.57%		.41%	2.36%
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812.63		.47	2.14
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657.66		.66	1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625.65		.65	2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492.63		.63	1.94

Class 1A:
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31)	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7.88		.70	2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2.90		.90	1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2.90		.90	1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1.88		.88	1.74

Class 2:
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31)	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340.88		.73	1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349.91		.91	1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366.90		.90	1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228.88		.88	1.70

Class 4:
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28)	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225	1.13	.97	1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166	1.16	1.16	.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15	1.15	1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95	1.13	1.13	1.43

Refer to the end of the tables for footnotes.

American Funds Insurance Series    355

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
gains on
	Net asset		securities		Dividends		Total	Net asset		Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets3	net assets

Growth-Income Fund

Class 1:

12/31/2022	$67.35	$ .85	$(11.50)	$(10.65)	$(.83)	$(5.66)	$(6.49)	$50.21	(16.28)%	$19,692.29%	1.54%
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507.29	1.28
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903.29	1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057.29	2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783.28	1.65

Class 1A:
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70)	(5.66)	(6.36)	49.93	(16.48)	28.54	1.30
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32.53	1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16.54	1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11.54	1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7.53	1.43

Class 2:
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69)	(5.66)	(6.35)	49.46	(16.50)	11,508.54	1.29
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319.54	1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012.54	1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586.53	1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035.53	1.40

Class 3:
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73)	(5.66)	(6.39)	50.33	(16.43)	125.47	1.36
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166.47	1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154.47	1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156.46	1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140.46	1.47

Class 4:
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57)	(5.66)	(6.23)	48.72	(16.70)	1,630.79	1.05
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928.79	.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407.79	1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216.79	1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899.78	1.15

Refer to the end of the tables for footnotes.

356    American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

International Growth and Income Fund

Class 1:

12/31/2022	$19.62	$.39	$(3.09)	$(2.70)	$(.28)	$(7.70)	$(7.98)	$ 8.94	(15.00)% $	13.64%		.54%	3.29%
12/31/2021	19.01	.54	.53	1.07	(.46)	—	(.46)	19.62	5.64	30.67		.67	2.70
12/31/2020	18.18	.27	.85	1.12	(.29)	—	(.29)	19.01	6.24	1,120.68		.68	1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140.66		.66	2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034.65		.65	2.62

Class 1A:
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29)	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60)	—	(.60)	19.39	5.39	6.94		.92	2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3.93		.93	1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2.91		.91	2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2.90		.90	2.35

Class 2:
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29)	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58)	—	(.58)	19.38	5.37	211.93		.92	2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221.93		.93	1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257.91		.91	2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230.90		.90	2.38

Class 4:
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26)	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54)	—	(.54)	19.23	5.09	132	1.18	1.17	2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18	1.18	1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16	1.16	2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15	1.15	2.10

Refer to the end of the tables for footnotes.

American Funds Insurance Series    357

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

Capital Income Builder

Class 1:

12/31/2022	$12.17	$.37	$(1.21)	$ (.84)	$(.34)	$ —	$(.34)	$10.99	(6.90)%	$586.44%		.26%	3.31%
12/31/2021	10.87	.37	1.28	1.65	(.35)	—	(.35)	12.17	15.31	563.53		.27	3.19
12/31/2020	10.73	.31	.15	.46	(.32)	—	(.32)	10.87	4.64	621.53		.35	3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533.53		.53	3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317.54		.54	3.08

Class 1A:
12/31/2022	12.15	.34	(1.19)	(.85)	(.32)	—	(.32)	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32)	—	(.32)	12.15	14.95	10.78		.52	2.94
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6.78		.60	2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6.78		.78	2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2.79		.79	2.82

Class 2:
12/31/2022	12.16	.34	(1.20)	(.86)	(.32)	—	(.32)	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32)	—	(.32)	12.16	14.94	13.78		.52	2.93
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8.78		.60	2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6.78		.78	2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4.79		.79	2.83

Class 4:
12/31/2022	12.14	.31	(1.20)	(.89)	(.29)	—	(.29)	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29)	—	(.29)	12.14	14.68	559	1.03	.77	2.69
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462	1.03	.85	2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454	1.03	1.03	2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352	1.04	1.04	2.58

Refer to the end of the tables for footnotes.

358    American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
gains on
	Net asset		securities		Dividends		Total	Net asset		Ratio of	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets3	net assets

Asset Allocation Fund

Class 1:

12/31/2022	$29.08	$.52	$(4.24)	$(3.72)	$(.51)	$(2.65)	$(3.16)	$22.20	(13.19)%	$15,138.30%	2.15%
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836.30	1.71
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238.30	1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730.29	2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627.28	2.04

Class 1A:
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46)	(2.65)	(3.11)	22.10	(13.43)	27.55	1.95
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24.55	1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14.55	1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11.54	1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7.53	1.82

Class 2:
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45)	(2.65)	(3.10)	21.91	(13.41)	4,228.55	1.90
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473.55	1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242.55	1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154.54	1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668.53	1.78

Class 3:
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47)	(2.65)	(3.12)	22.23	(13.37)	28.48	1.97
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36.48	1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33.48	1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32.47	2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29.46	1.85

Class 4:
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39)	(2.65)	(3.04)	21.75	(13.66)	5,380.80	1.66
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337.80	1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131.80	1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493.79	1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594.78	1.54

Refer to the end of the tables for footnotes.

American Funds Insurance Series    359

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

American Funds Global Balanced Fund

Class 1:

12/31/2022	$14.73	$.26	$(2.37)	$(2.11)	$ —	$(.07)	$ (.07)	$12.55	(14.33)%	$ 96.59%		.58%	1.99%
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120.73		.73	1.24
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139.72		.72	1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134.72		.72	1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110.72		.72	1.82

Class 1A:
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4.98		.98	1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3.97		.97	1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2.97		.97	1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2.98		.98	1.44

Class 2:
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208.98		.98	1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208.97		.97	1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207.97		.97	1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185.97		.97	1.57

Class 4:
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07)	(.07)	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135	1.23	1.23	.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105	1.22	1.22	.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22	1.22	1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69	1.22	1.22	1.34

Refer to the end of the tables for footnotes.

360    American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

The Bond Fund of America

Class 1:

12/31/2022	$11.21	$.31	$(1.67)	$(1.36)	$(.32)	$(.12)	$(.44)	$ 9.41	(12.26)%	$6,370.39%	.20%	3.09%
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555.39	.26	1.84
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844.40	.40	2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481.39	.39	2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962.38	.38	2.70

Class 1A:
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31)	(.12)	(.43)	9.35	(12.49)	220.64	.45	3.15
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12.64	.51	1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9.65	.65	1.74
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7.64	.64	2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3.63	.63	2.50

Class 2:
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29)	(.12)	(.41)	9.27	(12.58)	2,844.64	.45	2.84
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729.64	.52	1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840.65	.65	1.75
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561.64	.64	2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524.63	.63	2.45

Class 4:
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27)	(.12)	(.39)	9.23	(12.75)	787.89	.70	2.61
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891.89	.76	1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714.90	.90	1.48
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502.89	.89	2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366.88	.88	2.22

Refer to the end of the tables for footnotes.

American Funds Insurance Series    361

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

Capital World Bond Fund

Class 1:

12/31/2022	$11.79	$.25	$(2.30)	$(2.05)	$(.03)	$(.16)	$(.19)	$ 9.55	(17.43)%	$ 663.51%		.48%	2.43%
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988.60		.50	2.06
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219.59		.52	2.08
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077.58		.58	2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015.57		.57	2.56

Class 1A:
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02)	(.16)	(.18)	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1.85		.75	1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1.83		.76	1.83
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1.83		.83	2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1.82		.82	2.36

Class 2:
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02)	(.16)	(.18)	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030.85		.75	1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058.84		.77	1.83
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002.83		.83	2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032.82		.82	2.32

Class 4:
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02)	(.16)	(.18)	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66	1.10	1.00	1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61	1.09	1.02	1.58
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49	1.08	1.08	2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40	1.07	1.07	2.09

Refer to the end of the tables for footnotes.

362    American Funds Insurance Series

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers3	waivers2,3	net assets2

American High-Income Trust

Class 1:

12/31/2022	$10.19	$.56	$(1.47)	$ (.91)	$(.75)	$—	$(.75)	$ 8.53	(9.01)%	$224.47%		.32%	5.95%
12/31/2021	9.80	.51	.34	.85	(.46)	—	(.46)	10.19	8.74	278.53		.37	4.95
12/31/2020	9.87	.61	.17	.78	(.85)	—	(.85)	9.80	8.21	123.52		.52	6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525.51		.51	6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501.50		.50	6.32

Class 1A:
12/31/2022	10.16	.53	(1.46)	(.93)	(.72)	—	(.72)	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44)	—	(.44)	10.16	8.42	1.78		.64	4.75
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1.78		.78	5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1.75		.75	6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1.75		.75	6.11

Class 2:
12/31/2022	9.98	.52	(1.43)	(.91)	(.72)	—	(.72)	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44)	—	(.44)	9.98	8.42	673.78		.65	4.80
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665.78		.78	5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667.76		.76	6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661.75		.75	6.07

Class 3:
12/31/2022	10.24	.54	(1.47)	(.93)	(.73)	—	(.73)	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44)	—	(.44)	10.24	8.60	10.71		.58	4.86
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10.71		.71	5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10.69		.69	6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10.68		.68	6.14

Class 4:
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70)	—	(.70)	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41)	—	(.41)	10.99	8.18	90	1.03	.89	4.52
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69	1.03	1.03	5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63	1.01	1.01	6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31	1.00	1.00	5.83

Refer to the end of the tables for footnotes.

American Funds Insurance Series    363

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers	waivers2	net assets2

American Funds Mortgage Fund

Class 1:

12/31/2022	$10.63	$.07	$(1.10)	$(1.03)	$(.15)	$ —	$(.15)	$ 9.45	(9.76)%	$ 1.45%	.25%	.70%
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231.49	.29	.58
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224.48	.36	.93
12/31/2019	10.30	.24	.30	.54	(.28)	—	(.28)	10.56	5.30	210.47	.47	2.26
12/31/2018	10.47	.20	(.14)	.06	(.23)	—	(.23)	10.30	.58	209.48	.48	1.97

Class 1A:
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20)	—	(.20)	9.34	(10.03)	2.69	.54	1.91
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2.74	.54	.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1.73	.59	.61
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1.71	.71	2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	—	(.22)	10.28	.36	1.73	.73	1.77

Class 2:
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20)	—	(.20)	9.36	(9.94)	46.69	.54	1.87
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58.74	.54	.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58.73	.60	.68
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56.72	.72	2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	—	(.20)	10.28	.32	57.73	.73	1.72

Class 4:
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18)	—	(.18)	9.25	(10.16)	40.94	.79	1.66
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43.99	.79	.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37.98	.85	.41
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28.97	.97	1.71
12/31/2018	10.38	.15	(.15)	—4	(.19)	—	(.19)	10.19	.07	24.98	.98	1.49

Refer to the end of the tables for footnotes.

364    American Funds Insurance Series

Financial highlights (continued)

Income (loss) from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of
	Net asset	Net	securities		Dividends		Total	Net asset		Ratio of	net income
	value,	investment	(both	Total from	(from net	Distributions	dividends	value,	Net assets,	expenses	(loss)
	beginning	income	realized and	investment	investment	(from capital	and	end	end of year	to average	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return (in millions)	net assets	net assets

Ultra-Short Bond Fund

Class 1:

12/31/2022	$11.27	$ .17	$(.01)	$ .16	$(.08)	$—	$(.08)	$11.35	1.42%	$ 51.32%	1.48%
12/31/2021	11.31	(.03)	(.01)	(.04)	—	—	—	11.27	(.35)	37.37	(.28)
12/31/2020	11.30	.02	.02	.04	(.03)	—	(.03)	11.31	.34	44.37	.16
12/31/2019	11.31	.22	—4.22		(.23)	—	(.23)	11.30	1.92	30.36	1.92
12/31/2018	11.29	.18	—4.18		(.16)	—	(.16)	11.31	1.58	37.35	1.60
Class 1A:
12/31/2022	11.28	.16	(.01)	.15	(.08)	—	(.08)	11.35	1.32	—6.31	1.40
12/31/2021	11.31	(.03)	—4	(.03)	—	—	—	11.28	(.27)	—6.36	(.28)
12/31/2020	11.30	.03	.01	.04	(.03)	—	(.03)	11.31	.32	—6.35	.26
12/31/2019	11.31	.22	—4.22		(.23)	—	(.23)	11.30	1.92	—6.37	1.90
12/31/2018	11.29	.18	—4.18		(.16)	—	(.16)	11.31	1.58	—6.35	1.60
Class 2:
12/31/2022	10.93	.13	—4.13		(.06)	—	(.06)	11.00	1.17	297.57	1.23
12/31/2021	10.99	(.06)	—4	(.06)	—	—	—	10.93	(.55)	245.62	(.53)
12/31/2020	11.01	—4	—4	—4	(.02)	—	(.02)	10.99	.03	288.62	(.05)
12/31/2019	11.03	.18	—4.18		(.20)	—	(.20)	11.01	1.62	230.61	1.66
12/31/2018	11.01	.15	—4.15		(.13)	—	(.13)	11.03	1.36	247.60	1.34
Class 3:
12/31/2022	11.07	.13	—4.13		(.06)	—	(.06)	11.14	1.19	4.50	1.19
12/31/2021	11.12	(.05)	—4	(.05)	—	—	—	11.07	(.45)	5.55	(.46)
12/31/2020	11.13	—4.02		.02	(.03)	—	(.03)	11.12	.13	4.55	.03
12/31/2019	11.14	.20	—4.20		(.21)	—	(.21)	11.13	1.76	3.54	1.74
12/31/2018	11.12	.16	(.01)	.15	(.13)	—	(.13)	11.14	1.38	4.53	1.42

Class 4:
12/31/2022	11.00	.12	(.03)	.09	(.04)	—	(.04)	11.05	.83	80.82	1.05
12/31/2021	11.08	(.09)	.01	(.08)	—	—	—	11.00	(.72)	46.87	(.79)
12/31/2020	11.13	(.04)	.01	(.03)	(.02)	—	(.02)	11.08	(.25)	40.87	(.35)
12/31/2019	11.15	.16	—4.16		(.18)	—	(.18)	11.13	1.40	22.86	1.40
12/31/2018	11.13	.12	.01	.13	(.11)	—	(.11)	11.15	1.14	18.86	1.11

Refer to the end of the tables for footnotes.

American Funds Insurance Series    365

Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	assets before	assets after	to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return2	(in millions)	waivers	waivers2	net assets2

U.S. Government Securities Fund

Class 1:

12/31/2022	$11.67	$.32	$(1.56)	$(1.24)	$(.44)	$—	$ (.44)	$ 9.99	(10.75)%	$ 242.36%	.22%	2.90%
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522.39	.29	1.50
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429.38	.38	1.21
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69	1,418.37	.37	2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91	1,445.36	.36	2.02

Class 1A:
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41)	—	(.41)	9.96	(10.93)	4.60	.47	2.70
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5.64	.53	1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4.64	.64	.69
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42	2.62	.62	1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70	1.61	.61	1.82

Class 2:
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41)	—	(.41)	9.87	(10.95)	1,059.61	.47	2.69
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391.64	.54	1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439.64	.64	.73
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31	1,343.62	.62	1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73	1,323.61	.61	1.77

Class 3:
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41)	—	(.41)	10.02	(10.90)	6.54	.40	2.76
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9.57	.47	1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10.57	.57	.78
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49	9.55	.55	1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71	9.54	.54	1.84

Class 4:
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38)	—	(.38)	9.86	(11.19)	190.85	.72	2.45
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238.89	.79	.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272.89	.89	.42
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14	124.87	.87	1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50	91.86	.86	1.53

Refer to the end of the tables for footnotes.

366    American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from								Ratio of	Ratio of
		investment operations1			Dividends and distributions
										expenses	expenses
			Net (losses)							to average	to average
			gains on							net assets	net assets
	Net asset	Net	securities		Dividends		Total		Net assets,	before	after	Net	Ratio of
	value,	investment	(both	Total from	(from net	Distributions	dividends	Net asset	end of	waivers/	waivers/	effective	net income
	beginning	income	realized and	investment	investment	(from capital	and	value, end	year	reimburse-	reimburse-	expense	to average
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2 (in millions)	ments7	ments2,7	ratio2,8,9	net assets2

Managed Risk Growth Fund

Class P1:

12/31/2022	$18.53	$ .06	$(4.46)	$(4.40)	$(.22)	$(2.54)	$(2.76)	$11.37	(24.62)%	$ 9.41%	.36%	.69%	.47%
12/31/2021	17.25	.04	2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13.41	.36	.69	.19
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11.42	.37	.72	.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6.42	.37	.73	1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)10	3.4210	.3710	.7110	.8210
Class P2:
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18)	(2.54)	(2.72)	11.28	(24.88)	445.67	.62	.95	.20
12/31/2021	17.11	(.01)	2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584.67	.62	.95	(.07)
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554.67	.62	.97	.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434.68	.63	.99	.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340.68	.63	.97	.46

Managed Risk International Fund

Class P1:

12/31/2022	$10.55	$ .15	$(1.75)	$(1.60)	$(.34)	$—	$ (.34)	$ 8.61	(15.27)%10	$ 2	.44%10	.37%10	.87%10	1.70%10
12/31/2021	11.07	.24	(.67)	(.43)	(.09)	—	(.09)	10.55	(3.92)10	2.4410		.3610	.8710	2.1210
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.1310	2.4310		.3510	.8610	.8210
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.9110	1.4110		.3310	.8410	1.6410
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)10	—6.3310		.2810	.7710	3.0210
Class P2:
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28)	—	(.28)	8.58	(15.54)	124.70		.63	1.13	1.36
12/31/2021	10.99	.20	(.65)	(.45)	(.06)	—	(.06)	10.48	(4.13)	160.71		.63	1.14	1.79
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168.71		.63	1.14	.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165.71		.63	1.14	1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151.69		.64	1.13	1.49

Managed Risk Washington Mutual Investors Fund

Class P1:

12/31/2022	$12.95	$ .23	$(1.38)	$(1.15)	$(.56)	$—	$ (.56)	$11.24	(8.92)%10	$ 3	.41%10	.36%10	.75%10	1.96%10
12/31/2021	11.24	.16	1.79	1.95	(.24)	—	(.24)	12.95	17.4610	2.4110		.3610	.7710	1.3310
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)10	2.4010		.3510	.7610	1.6610
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.1410	1.3810		.3310	.7410	2.1410
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)10	—6.3310		.2810	.6710	3.2110
Class P2:
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52)	—	(.52)	11.18	(9.16)	321.67		.62	1.01	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20)	—	(.20)	12.88	17.11	371.68		.62	1.03	.91
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355.68		.63	1.04	1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365.68		.63	1.04	1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336.68		.63	1.02	1.49

Refer to the end of the tables for footnotes.

American Funds Insurance Series    367
Financial highlights (continued)

(Loss) income from
		investment operations1			Dividends and distributions
Net (losses)
gains on
	Net asset	Net	securities		Dividends		Total
	value,	investment	(both	Total from	(from net	Distributions	dividends	Net asset
	beginning	income	realized and	investment	investment	(from capital	and	value, end
Year ended	of year	(loss)	unrealized)	operations	income)	gains)	distributions	of year	Total return2
	Ratio of	Ratio of
	expenses	expenses
	to average	to average
	net assets	net assets
Net assets,	before	after	Net	Ratio of
end of	waivers/	waivers/	effective	net income
year	reimburse-	reimburse-	expense	to average
(in millions)	ments7	ments2,7	ratio2,8,9	net assets2

Managed Risk Growth-Income Fund

Class P1:

12/31/2022	$15.73	$ .18	$(2.79)	$(2.61)	$(.30)	$(.31)	$ (.61)	$12.51	(16.74)%	$1,833.41%	.36%	.65%	1.33%
12/31/2021	14.01	.14	1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328.41	.36	.66	.96
12/31/2020	13.76	.17	1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120.41	.36	.66	1.24
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987.42	.37	.67	1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662.40	.35	.64	(.20)

Class P2:
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26)	(.31)	(.57)	12.44	(16.93)	268.66	.61	.90	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340.66	.61	.91	.70
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315.66	.61	.91	1.02
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283.67	.62	.92	1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230.69	.64	.93	1.25

Managed Risk Asset Allocation Fund

Class P1:

12/31/2022	$15.33	$ .24	$(2.34)	$(2.10)	$(.32)	$(.48)	$ (.80)	$12.43	(13.75)% $	7.41%	.36%	.64%	1.80%
12/31/2021	13.84	.21	1.55	1.76	(.27)	—	(.27)	15.33	12.82	7.41	.36	.66	1.43
12/31/2020	13.81	.25	.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5.41	.36	.66	1.91
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2.41	.36	.65	2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2.37	.32	.59	1.67

Class P2:
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29)	(.48)	(.77)	12.09	(13.97)	2,182.66	.61	.89	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20)	—	(.20)	14.93	12.50	2,812.66	.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773.66	.61	.91	1.15
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830.66	.61	.90	1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541.62	.57	.84	1.27

Refer to the end of the tables for footnotes.

368    American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes		Year ended December 31,

excluding mortgage dollar roll transactions11,12	2022	2021	2020	2019	2018
Capital Income Builder	48%	60%	110%	44%	42%
Asset Allocation Fund	42	45	49	47	34
American Funds Global Balanced Fund	111	36	68	60	30
The Bond Fund of America	77	87	72	146	98
Capital World Bond Fund	114	64	88	110	78
American Funds Mortgage Fund	56	38	123	84	60
U.S. Government Securities Fund	77	126	112	103	76
Portfolio turnover rate for all share classes		Year ended December 31,

including mortgage dollar roll transactions11,12	2022	2021	2020	2019	2018
Global Growth Fund	29%	18%	17%	14%	25%
Global Small Capitalization Fund	40	29	38	50	43
Growth Fund	29	25	32	21	35
International Fund	42	44	40	32	29
New World Fund	40	43	70	38	58
Washington Mutual Investors Fund	30	90	40	37	49
Capital World Growth and Income Fund	42	85	36	29	49
Growth-Income Fund	25	24	33	27	39
International Growth and Income Fund	48	41	56	28	38
Capital Income Builder	126	93	184	72	98
Asset Allocation Fund	118	124	145	79	86
American Funds Global Balanced Fund	126	39	86	74	51
The Bond Fund of America	415	456	461	373	514
Capital World Bond Fund	188	91	145	159	125
American High-Income Trust	34	56	78	58	67
American Funds Mortgage Fund	1141	975	1143	350	811
Ultra-Short Bond Fund	—13	—13	—13	—13	—13
U.S. Government Securities Fund	695	433	867	277	446
Managed Risk Growth Fund	97	32	80	10	7
Managed Risk International Fund	82	24	71	8	8
Managed Risk Washington Mutual Investors Fund	70	16	101	13	11
Managed Risk Growth-Income Fund	67	13	38	6	14
Managed Risk Asset Allocation Fund	48	5	30	8	12

1Based on average shares outstanding.

2This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

3Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.

4Amount less than $.01.

5Amount less than .01%.

6Amount less than $1 million.

7This column does not include expenses of the underlying funds in which each fund invests.

8This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.

9Unaudited.

10All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

11Refer to Note 5 for further information on mortgage dollar rolls.

12Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.

13Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Insurance Series    369

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Washington Mutual Investors Fund, Capital World Growth and Income Fund®, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, American Funds® Global Balanced Fund, The Bond Fund of America®, Capital World Bond Fund®, American High-Income Trust®, American Funds Mortgage Fund®, Ultra-Short Bond Fund, U.S. Government Securities Fund®, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Washington Mutual Investors Fund, Capital World Growth and Income Fund®, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, American Funds® Global Balanced Fund (formerly Global Balanced Fund), The Bond Fund of America®, Capital World Bond Fund®, American High Income Trust®, American Funds Mortgage Fund®, Ultra-Short Bond Fund, U.S. Government Securities Fund®, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds“) as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the

United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstate- ment, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Los Angeles, California

February 13, 2023

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

370    American Funds Insurance Series

Expense example

unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2022, through December 31, 2022).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series    371

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	7/1/2022	12/31/2022	period1	ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,045.68	$2.11	.41%
Class 1 – assumed 5% return	1,000.00	1,023.14	2.09	.41

Class 1A – actual return	1,000.00	1,044.04	3.40	.66
Class 1A – assumed 5% return	1,000.00	1,021.88	3.36	.66

Class 2 – actual return	1,000.00	1,043.99	3.40	.66
Class 2 – assumed 5% return	1,000.00	1,021.88	3.36	.66

Class 4 – actual return	1,000.00	1,042.74	4.69	.91
Class 4 – assumed 5% return	1,000.00	1,020.62	4.63	.91

Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,038.40	$3.34	.65%
Class 1 – assumed 5% return	1,000.00	1,021.93	3.31	.65

Class 1A – actual return	1,000.00	1,036.94	4.62	.90
Class 1A – assumed 5% return	1,000.00	1,020.67	4.58	.90

Class 2 – actual return	1,000.00	1,037.29	4.62	.90
Class 2 – assumed 5% return	1,000.00	1,020.67	4.58	.90

Class 4 – actual return	1,000.00	1,035.94	5.90	1.15
Class 4 – assumed 5% return	1,000.00	1,019.41	5.85	1.15

Growth Fund
Class 1 – actual return	$1,000.00	$1,000.70	$1.77	.35%
Class 1 – assumed 5% return	1,000.00	1,023.44	1.79	.35

Class 1A – actual return	1,000.00	999.41	3.02	.60
Class 1A – assumed 5% return	1,000.00	1,022.18	3.06	.60

Class 2 – actual return	1,000.00	999.43	3.02	.60
Class 2 – assumed 5% return	1,000.00	1,022.18	3.06	.60

Class 3 – actual return	1,000.00	999.93	2.67	.53
Class 3 – assumed 5% return	1,000.00	1,022.53	2.70	.53

Class 4 – actual return	1,000.00	998.12	4.28	.85
Class 4 – assumed 5% return	1,000.00	1,020.92	4.33	.85

International Fund
Class 1 – actual return	$1,000.00	$1,025.33	$2.71	.53%
Class 1 – assumed 5% return	1,000.00	1,022.53	2.70	.53

Class 1A – actual return	1,000.00	1,024.07	3.98	.78
Class 1A – assumed 5% return	1,000.00	1,021.27	3.97	.78

Class 2 – actual return	1,000.00	1,023.84	3.98	.78
Class 2 – assumed 5% return	1,000.00	1,021.27	3.97	.78

Class 3 – actual return	1,000.00	1,024.24	3.62	.71
Class 3 – assumed 5% return	1,000.00	1,021.63	3.62	.71

Class 4 – actual return	1,000.00	1,022.83	5.25	1.03
Class 4 – assumed 5% return	1,000.00	1,020.01	5.24	1.03

New World Fund
Class 1 – actual return	$1,000.00	$1,024.46	$2.91	.57%
Class 1 – assumed 5% return	1,000.00	1,022.33	2.91	.57

Class 1A – actual return	1,000.00	1,022.80	4.18	.82
Class 1A – assumed 5% return	1,000.00	1,021.07	4.18	.82

Class 2 – actual return	1,000.00	1,022.92	4.18	.82
Class 2 – assumed 5% return	1,000.00	1,021.07	4.18	.82

Class 4 – actual return	1,000.00	1,021.54	5.45	1.07
Class 4 – assumed 5% return	1,000.00	1,019.81	5.45	1.07

Refer to the end of the tables for footnotes.

372    American Funds Insurance Series

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	7/1/2022	12/31/2022	period1	ratio
Washington Mutual Investors Fund
Class 1 – actual return	$1,000.00	$1,052.84	$1.40	.27%
Class 1 – assumed 5% return	1,000.00	1,023.84	1.38	.27

Class 1A – actual return	1,000.00	1,052.10	2.69	.52
Class 1A – assumed 5% return	1,000.00	1,022.58	2.65	.52

Class 2 – actual return	1,000.00	1,052.45	2.69	.52
Class 2 – assumed 5% return	1,000.00	1,022.58	2.65	.52

Class 4 – actual return	1,000.00	1,051.21	3.98	.77
Class 4 – assumed 5% return	1,000.00	1,021.32	3.92	.77

Capital World Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,051.64	$2.12	.41%
Class 1 – assumed 5% return	1,000.00	1,023.14	2.09	.41

Class 1A – actual return	1,000.00	1,050.71	3.41	.66
Class 1A – assumed 5% return	1,000.00	1,021.88	3.36	.66

Class 2 – actual return	1,000.00	1,050.34	3.41	.66
Class 2 – assumed 5% return	1,000.00	1,021.88	3.36	.66

Class 4 – actual return	1,000.00	1,048.71	4.70	.91
Class 4 – assumed 5% return	1,000.00	1,020.62	4.63	.91

Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,042.31	$1.49	.29%
Class 1 – assumed 5% return	1,000.00	1,023.74	1.48	.29

Class 1A – actual return	1,000.00	1,041.04	2.78	.54
Class 1A – assumed 5% return	1,000.00	1,022.48	2.75	.54

Class 2 – actual return	1,000.00	1,041.03	2.78	.54
Class 2 – assumed 5% return	1,000.00	1,022.48	2.75	.54

Class 3 – actual return	1,000.00	1,041.33	2.42	.47
Class 3 – assumed 5% return	1,000.00	1,022.84	2.40	.47

Class 4 – actual return	1,000.00	1,039.68	4.06	.79
Class 4 – assumed 5% return	1,000.00	1,021.22	4.02	.79

International Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,049.28	$3.00	.58%
Class 1 – assumed 5% return	1,000.00	1,022.28	2.96	.58

Class 1A – actual return	1,000.00	1,047.38	4.28	.83
Class 1A – assumed 5% return	1,000.00	1,021.02	4.23	.83

Class 2 – actual return	1,000.00	1,048.38	4.29	.83
Class 2 – assumed 5% return	1,000.00	1,021.02	4.23	.83

Class 4 – actual return	1,000.00	1,046.04	5.57	1.08
Class 4 – assumed 5% return	1,000.00	1,019.76	5.50	1.08

Capital Income Builder
Class 1 – actual return	$1,000.00	$1,030.31	$1.38	.27%
Class 1 – assumed 5% return	1,000.00	1,023.84	1.38	.27

Class 1A – actual return	1,000.00	1,029.07	2.66	.52
Class 1A – assumed 5% return	1,000.00	1,022.58	2.65	.52

Class 2 – actual return	1,000.00	1,028.17	2.66	.52
Class 2 – assumed 5% return	1,000.00	1,022.58	2.65	.52

Class 4 – actual return	1,000.00	1,026.94	3.93	.77
Class 4 – assumed 5% return	1,000.00	1,021.32	3.92	.77

Refer to the end of the tables for footnotes.

American Funds Insurance Series    373

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	7/1/2022	12/31/2022	period1	ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,030.72	$1.54	.30%
Class 1 – assumed 5% return	1,000.00	1,023.69	1.53	.30

Class 1A – actual return	1,000.00	1,029.04	2.81	.55
Class 1A – assumed 5% return	1,000.00	1,022.43	2.80	.55

Class 2 – actual return	1,000.00	1,029.79	2.81	.55
Class 2 – assumed 5% return	1,000.00	1,022.43	2.80	.55

Class 3 – actual return	1,000.00	1,029.98	2.46	.48
Class 3 – assumed 5% return	1,000.00	1,022.79	2.45	.48

Class 4 – actual return	1,000.00	1,027.95	4.09	.80
Class 4 – assumed 5% return	1,000.00	1,021.17	4.08	.80

American Funds Global Balanced Fund
Class 1 – actual return	$1,000.00	$1,023.65	$2.65	.52%
Class 1 – assumed 5% return	1,000.00	1,022.58	2.65	.52

Class 1A – actual return	1,000.00	1,022.93	3.93	.77
Class 1A – assumed 5% return	1,000.00	1,021.32	3.92	.77

Class 2 – actual return	1,000.00	1,022.09	3.92	.77
Class 2 – assumed 5% return	1,000.00	1,021.32	3.92	.77

Class 4 – actual return	1,000.00	1,021.56	5.20	1.02
Class 4 – assumed 5% return	1,000.00	1,020.06	5.19	1.02

The Bond Fund of America
Class 1 – actual return	$1,000.00	$974.47	$1.00	.20%
Class 1 – assumed 5% return	1,000.00	1,024.20	1.02	.20

Class 1A – actual return	1,000.00	973.31	2.24	.45
Class 1A – assumed 5% return	1,000.00	1,022.94	2.29	.45

Class 2 – actual return	1,000.00	972.85	2.24	.45
Class 2 – assumed 5% return	1,000.00	1,022.94	2.29	.45

Class 4 – actual return	1,000.00	971.88	3.48	.70
Class 4 – assumed 5% return	1,000.00	1,021.68	3.57	.70

Capital World Bond Fund
Class 1 – actual return	$1,000.00	$983.53	$2.40	.48%
Class 1 – assumed 5% return	1,000.00	1,022.79	2.45	.48

Class 1A – actual return	1,000.00	982.42	3.65	.73
Class 1A – assumed 5% return	1,000.00	1,021.53	3.72	.73

Class 2 – actual return	1,000.00	982.33	3.65	.73
Class 2 – assumed 5% return	1,000.00	1,021.53	3.72	.73

Class 4 – actual return	1,000.00	981.07	4.89	.98
Class 4 – assumed 5% return	1,000.00	1,020.27	4.99	.98

American High-Income Trust
Class 1 – actual return	$1,000.00	$1,038.86	$1.59	.31%
Class 1 – assumed 5% return	1,000.00	1,023.64	1.58	.31

Class 1A – actual return	1,000.00	1,037.88	2.88	.56
Class 1A – assumed 5% return	1,000.00	1,022.38	2.85	.56

Class 2 – actual return	1,000.00	1,037.22	2.88	.56
Class 2 – assumed 5% return	1,000.00	1,022.38	2.85	.56

Class 3 – actual return	1,000.00	1,038.14	2.52	.49
Class 3 – assumed 5% return	1,000.00	1,022.74	2.50	.49

Class 4 – actual return	1,000.00	1,036.07	4.16	.81
Class 4 – assumed 5% return	1,000.00	1,021.12	4.13	.81

Refer to the end of the tables for footnotes.

374    American Funds Insurance Series

Expense example (continued)

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	7/1/2022	12/31/2022	period1	ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$ 968.01	$1.64	.33%
Class 1 – assumed 5% return	1,000.00	1,023.54	1.68	.33

Class 1A – actual return	1,000.00	966.87	2.88	.58
Class 1A – assumed 5% return	1,000.00	1,022.28	2.96	.58

Class 2 – actual return	1,000.00	967.70	2.93	.59
Class 2 – assumed 5% return	1,000.00	1,022.23	3.01	.59

Class 4 – actual return	1,000.00	966.53	4.16	.84
Class 4 – assumed 5% return	1,000.00	1,020.97	4.28	.84

Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,013.26	$1.57	.31%
Class 1 – assumed 5% return	1,000.00	1,023.64	1.58	.31

Class 1A – actual return	1,000.00	1,013.23	1.52	.30
Class 1A – assumed 5% return	1,000.00	1,023.69	1.53	.30

Class 2 – actual return	1,000.00	1,012.64	2.84	.56
Class 2 – assumed 5% return	1,000.00	1,022.38	2.85	.56

Class 3 – actual return	1,000.00	1,012.86	2.49	.49
Class 3 – assumed 5% return	1,000.00	1,022.74	2.50	.49

Class 4 – actual return	1,000.00	1,010.10	4.10	.81
Class 4 – assumed 5% return	1,000.00	1,021.12	4.13	.81

U.S. Government Securities Fund
Class 1 – actual return	$1,000.00	$ 960.56	$1.09	.22%
Class 1 – assumed 5% return	1,000.00	1,024.10	1.12	.22

Class 1A – actual return	1,000.00	959.29	2.27	.46
Class 1A – assumed 5% return	1,000.00	1,022.89	2.35	.46

Class 2 – actual return	1,000.00	959.68	2.27	.46
Class 2 – assumed 5% return	1,000.00	1,022.89	2.35	.46

Class 3 – actual return	1,000.00	959.92	1.93	.39
Class 3 – assumed 5% return	1,000.00	1,023.24	1.99	.39

Class 4 – actual return	1,000.00	958.46	3.50	.71
Class 4 – assumed 5% return	1,000.00	1,021.63	3.62	.71

Refer to the end of the tables for footnotes.

American Funds Insurance Series    375

Expense example (continued)

	Beginning	Ending	Expenses	Annualized	Effective	Effective
	account value	account value	paid during		expenses paid	annualized
	7/1/2022	12/31/2022	period1,2	expense ratio2	during period3	expense ratio4
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$968.78	$1.84	.37%	$3.42	.69%
Class P1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.52	.69

Class P2 – actual return	1,000.00	967.08	3.07	.62	4.71	.95
Class P2 – assumed 5% return	1,000.00	1,022.08	3.16	.62	4.84	.95

Managed Risk International Fund
Class P1 – actual return	$1,000.00	$1,004.86	$1.82	.36%	$4.40	.87%
Class P1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	4.43	.87

Class P2 – actual return	1,000.00	1,003.52	3.13	.62	5.71	1.13
Class P2 – assumed 5% return	1,000.00	1,022.08	3.16	.62	5.75	1.13

Managed Risk Washington Mutual Investors Fund
Class P1 – actual return	$1,000.00	$1,005.83	$1.87	.37%	$3.79	.75%
Class P1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.82	.75

Class P2 – actual return	1,000.00	1,004.38	3.18	.63	5.10	1.01
Class P2 – assumed 5% return	1,000.00	1,022.03	3.21	.63	5.14	1.01

Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$989.69	$1.81	.36%	$3.26	.65%
Class P1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.31	.65

Class P2 – actual return	1,000.00	989.03	3.06	.61	4.51	.90
Class P2 – assumed 5% return	1,000.00	1,022.13	3.11	.61	4.58	.90

Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,007.60	$1.82	.36%	$3.24	.64%
Class P1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.26	.64

Class P2 – actual return	1,000.00	1,006.19	3.03	.60	4.50	.89
Class P2 – assumed 5% return	1,000.00	1,022.18	3.06	.60	4.53	.89

1The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

2The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.

3The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

4The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

376    American Funds Insurance Series

Liquidity Risk Management Program

unaudited

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to- day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

American Funds Insurance Series    377

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American Funds Insurance Series    381

Board of trustees and other officers

Independent trustees1

			Number of
	Year first		portfolios in
	elected		fund complex
	a trustee		overseen by	Other directorships3
Name and year of birth	of the series2	Principal occupation(s) during past five years	trustee	held by trustee

Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San	86	None
		Antonio; Trustee, Ford Foundation; Clayton Research
		Scholar, Clayton Foundation for Biomedical Research

James G. Ellis, 1947	2010	Former Dean and Professor of Marketing, Marshall	96	Advanced Merger Partners;
		School of Business, University of Southern California		EVe Mobility Acquisition
				Corp (acquisitions of
				companies in the electric
				vehicle market); J. G. Boswell
				(agricultural production);
				Mercury General Corporation

Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	91	None

Jennifer C. Feikin, 1968	2022	Business Advisor; previously held positions at Google, AOL,	97	Hertz Global Holdings, Inc.
		20th Century Fox and McKinsey & Company; Trustee, The
		Nature Conservancy of Utah; former Trustee, The Nature
		Conservancy of California; former Director, First Descents

Leslie Stone Heisz, 1961	2022	Former Managing Director, Lazard (retired, 2010); Director,	97	Edwards Lifesciences; Public
		Kaiser Permanente (California public benefit corporation);		Storage
		former Lecturer, UCLA Anderson School of Management

Mary Davis Holt, 1950	2015–2016;	Principal, Mary Davis Holt Enterprises, LLC (leadership	87	None
	2017	development consulting); former Partner, Flynn Heath
		Holt Leadership, LLC (leadership consulting); former
		COO, Time Life Inc. (1993–2003)

Merit E. Janow, 1958	2007	Dean Emerita and Professor of Practice, International	93	Aptiv (autonomous and
		Economic Law & International Affairs, Columbia University,		green vehicle technology);
		School of International and Public Affairs		Mastercard Incorporated

Margaret Spellings, 1957	2010	President and CEO, Texas 2036; former President, Margaret	91	None
Chair of the Board		Spellings & Company (public policy and strategic consulting);
(Independent and		former President, The University of North Carolina; former
Non-Executive)		President, George W. Bush Presidential Center

Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications	86	None
		and Corporate Officer, The Estée Lauder Companies

Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey &	86	Air Transport Services Group,
		Africa (executive recruiting firm)		Inc. (aircraft leasing and air
				cargo transportation);
				Compass Minerals, Inc.
				(producer of salt and specialty
				fertilizers); Public Storage, Inc.

Interested trustees4,5

	Year first		Number of
	elected		portfolios in
	a trustee	Principal occupation(s) during past five years	fund complex
Name, year of birth and	or officer	and positions held with affiliated entities or	overseen by	Other directorships3
position with series	of the series2	the principal underwriter of the series	trustee	held by trustee

Donald D. O’Neal, 1960	1998	Partner — Capital International Investors, Capital Research	35	None
Co-President and Trustee		and Management Company; Partner — Capital International
		Investors, Capital Bank and Trust Company5

Michael C. Gitlin, 1970	2019	Partner — Capital Fixed Income Investors, Capital	86	None
Trustee		Research and Management Company; Vice Chairman
		and Director, Capital Research and Management Company;
		Director, The Capital Group Companies, Inc.5

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com/afis. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071. Attention: Secretary.

382    American Funds Insurance Series

Other officers5

	Year first
	elected
Name, year of birth and	an officer	Principal occupation(s) during past five years and positions held with affiliated entities
position with series	of the series2	or the principal underwriter of the series

Alan N. Berro, 1960	1998	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World
Co-President		Investors, Capital Bank and Trust Company5; Director, The Capital Group Companies, Inc.5

Maria Manotok, 1974	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and
Principal Executive Officer		Management Company; Chair, Senior Vice President, Senior Counsel and Director, Capital International,
		Inc.5; Senior Vice President, Secretary and Director, Capital Group Companies Global5; Senior Vice
		President, Secretary and Director, Capital Group International, Inc.5

Michael W. Stockton, 1967	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Executive Vice President

Patrice Collette, 1967	2022	Partner — Capital World Investors, Capital International, Inc.5
Senior Vice President

Peter Eliot, 1971	2022	Partner — Capital International Investors, Capital Research and Management Company
Senior Vice President

Irfan M. Furniturewala, 1971	2022	Partner — Capital International Investors, Capital Research and Management Company
Senior Vice President

Sung Lee, 1966	2008	Partner — Capital Research Global Investors, Capital International, Inc.5; Director, The Capital Group
Senior Vice President		Companies, Inc.5

Keiko McKibben, 1969	2010	Partner — Capital Research Global Investors, Capital Research and Management Company
Senior Vice President

Carlos A. Schonfeld, 1971	2022	Partner — Capital International Investors, Capital Research and Management Company; Director, Capital
Senior Vice President		International Limited5

Alan J. Wilson, 1961	2022	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research
Senior Vice President		and Management Company

Steven I. Koszalka, 1964	2003	Vice President — Fund Business Management Group, Capital Research and Management Company
Secretary

Gregory F. Niland, 1971	2008	Vice President — Investment Operations, Capital Research and Management Company
Treasurer

Susan K. Countess, 1966	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Assistant Secretary

Sandra Chuon, 1972	2019	Vice President — Investment Operations, Capital Research and Management Company
Assistant Treasurer

Brian C. Janssen, 1972	2015	Senior Vice President — Investment Operations, Capital Research and Management Company
Assistant Treasurer

1The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.

2Trustees and officers of the series serve until their resignation, removal or retirement.

3This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.

4The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).

5Company affiliated with Capital Research and Management Company.

American Funds Insurance Series    383

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC (Managed Risk Funds only)

71 South Wacker Drive, 31st Floor Chicago, IL 60606-4637

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

384    American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com/afis.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2023, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series’ superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 89% of 10-year periods and 100% of 20-year periods.2 Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.4

1Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2022.

2Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Capital World Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth and Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.

3Based on Class 1 share results as of December 31, 2021. Three of our five fixed income funds showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

4Based on management fees for the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGEARX-998-0223P Printed in USA RCG/PHX/8074-S90141 © 2023 Capital Group. All rights reserved.

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 13 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.  The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, except as may be noted hereinbelow, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code of Ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C.
§
80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1)    The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the board’s audit and operations committee.
3(a)(2)    The audit committee financial expert of the registrant’s board of trustees is Carol A. Kosel, who, for purposes of this Item 3 of Form N-CSR, is an “independent” trustee of the registrant.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

4(a) through 4(d)
:    The information in the table below is provided for services rendered to the registrant by the registrant’s principal accountant, PricewaterhouseCoopers
LLP
(“PwC”), for the registrant’s fiscal years ended December 31, 2021 and December 31, 2022, respectively.

	2021	2022

Audit Fees	$1,392,283	$1,702,020
Audit-Related Fees	$24,020	$0
Tax Fees (a)	$65,147	$66,731
All Other Fees	$450	$0

Total	$1,481,900	$1,768,751

(a)
Tax fee amount represents tax compliance for federal, state and international matters, general consulting as well as consulting as it relates to foreign tax reclaims.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Nationwide Fund Advisors (“NFA”), and any service provider to the registrant controlling, controlled by, or under common control with NFA that provided ongoing services to the registrant (hereinafter referred to collectively as the “Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2021 and December 31, 2022, respectively.

	2021	2022

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

(e)       (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(e)(1) Pre-Approval Policies and Procedures.  The Audit and Operations Committee (the “Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to NFA and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate the Committee’s responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at the Committee’s next regularly-scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).

The Committee also may establish detailed pre-approval policies and procedures for pre-approval of these services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than NFA or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as:  (i) the aggregate amount of all said permissible non-audit services provided to the registrant, NFA, and any Covered Services Provider constitutes not more than five percent (5%) of the total amount of revenues paid by the registrant to the registrant’s independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) these services are promptly brought to the attention of the Committee and approved by the Committee (or the Committee’s delegate(s)) prior to the completion of the audit.

4(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X, for the registrant’s fiscal-years ended December 31, 2021 and December 31, 2022, respectively:

	2021	2022

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to NFA and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal-years ended December 31, 2021 and December 31, 2022, respectively:

	2021	2022

Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

Total	N/A	N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
4(f) Not Applicable:  The percentage of hours expended to audit the registrant’s financial statements for the fiscal-year ended December 31, 2022, that were attributed to work performed by persons other than PwC’s full-time, permanent employees was not over fifty percent (50%).

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

4(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal-years ended December 31, 2021, and December 31, 2022, were $206,634 and $320,413, respectively.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

4(h) The registrant’s Audit and Operations Committee has considered whether the provision by PwC of non-audit services to NFA and covered Services Providers, that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because these services did not directly relate to the registrant’s operations and financial reporting, is compatible with maintaining PwC’s independence
.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must  provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Item 5.    Audit Committee of Listed Registrants.

(a)

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR
§
240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(B)), so state.

Not Applicable.

(b)

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR
§
240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable.

Item 6.   Investments.

(a)

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)

Name of the issuer;

(2)

Exchange ticker symbol;

(3)

Committee on Uniform Securities Identification Procedures (“CUSIP”) number;

(4)

Total number of shares or, for debt securities, principal amount divested;

(5)

Date(s) that the securities were divested;

(6)

If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)

Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C.
§
80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR § 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR
§
240.14a-101)), or this Item.

Not Applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
§
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR
§
270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR
§
240.13a-15(b) or
§
240.15d-15(b)).

The registrant’s
principal executive officer and principal financial officer have concluded
, based on their
evaluation of the
registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of  December 6, 2022, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i)
accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure
; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

                If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form.

 (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

coe

 (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR
§
270.30a-2
(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

section302

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*                               _/s David Majewski_____
Name:    David Majewski
Title:      Principal Financial Officer
Date:      February 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)                                        NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*                               __/s Lee T. Cummings _____
Name:    Lee T. Cummings
Title:      Principal Executive Officer
Date:      February 24, 2023

By (Signature and Title)*                               __/s David Majewski_____
Name:    David Majewski
Title:      Principal Financial Officer
Date:      February 24, 2023

*
Print the name and title of each signing officer under his or her signature.